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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end: October 31
Date of reporting period: November 1, 2018 – January 31, 2019

Item 1. Schedule of Investments

Russell Investments

2019 QUARTERLY REPORT

Russell Investment Company

January 31, 2019

FUND	SHARE CLASS
U.S. Equity Funds	
Equity Income Fund (formerly, U.S. Core Equity Fund)	A, C, E, S, Y
Sustainable Equity Fund (formerly, U.S. Defensive Equity Fund)	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M, S, Y
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M, S, Y
Global Equity Fund	A, C, E, M, S, Y
Emerging Markets Fund	A, C, E, M, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M, S
Tax-Managed International Equity Fund	A, C, E, M, S
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, M, S, Y
Unconstrained Total Return Fund	A, C, M, S, Y
Strategic Bond Fund	A, C, E, M, R6, S, Y
Investment Grade Bond Fund	A, C, E, M, R6, S, Y
Short Duration Bond Fund	A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M, S
Tax-Exempt Bond Fund	A, C, E, M, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M, S, Y
Global Infrastructure Fund	A, C, E, M, S, Y
Global Real Estate Securities Fund	A, C, E, M, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund	A, C, M S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund	A, C, M, R6, S, Y
Multifactor International Equity Fund	M, R6, S, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Russell Investment Company

Quarterly Report

January 31, 2019 (Unaudited)

Table of Contents

Russell Investment Company.

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.6%			ConocoPhillips	88,882	6,016
Consumer Discretionary - 10.0%			Devon Energy Corp.	82,450	2,197
Amazon. com, Inc. (Æ)	1,485	2,553	Exxon Mobil Corp.	29,493	2,161
Carnival Corp.	14,825	854	Halliburton Co.	46,652	1,463
Comcast Corp. Class A	28,229	1,032	Kinder Morgan, Inc.	62,273	1,127
Costco Wholesale Corp.	3,240	695	Magna International, Inc. Class A	50,955	2,696
Dollar Tree, Inc. (Æ)	5,189	502	Occidental Petroleum Corp.	27,853	1,860
DR Horton, Inc.	46,588	1,791	Oceaneering International, Inc. (Æ)	36,717	576
eBay, Inc.	26,382	888	Phillips 66	34,186	3,262
General Motors Co.	103,613	4,044	Schlumberger, Ltd.	146,892	6,495
Home Depot, Inc. (The)	8,606	1,579	Valero Energy Corp.	18,771	1,648
Kohl's Corp.	8,552	587			42,745
Lennar Corp. Class A	4,597	218
Lowe's Cos. , Inc.	20,292	1,952	Financial Services - 22.9%
Macy's, Inc.	13,933	366	Aflac, Inc.	13,473	643
Marriott International, Inc. Class A	3,731	427	AGNC Investment Corp. (Æ)	43,019	770
McDonald's Corp.	6,842	1,223	Allstate Corp. (The)	7,933	697
Mohawk Industries, Inc. (Æ)	13,265	1,708	American Express Co.	28,320	2,908
Nike, Inc. Class B	13,023	1,066	American Tower Corp. (ö)	3,789	655
Nordstrom, Inc.	6,148	285	Ameriprise Financial, Inc.	2,630	333
Norwegian Cruise Line Holdings, Ltd. (Æ)	37,532	1,931	Banco Santander SA - ADR	311,912	1,478
PulteGroup, Inc.	59,843	1,664	Bank of America Corp.	229,784	6,542
Starbucks Corp.	13,468	918	BB&T Corp.	10,377	506
Target Corp.	9,903	723	Berkshire Hathaway, Inc. Class B(Æ)	27,329	5,617
Thomson Reuters Corp.	7,472	391	Blackstone Group, LP (The)	105,814	3,566
TJX Cos. , Inc.	13,017	647	BNP Paribas SA - ADR	49,335	1,165
Toll Brothers, Inc.	10,992	406	Brookfield Property Partners, LP	10,806	197
Tupperware Brands Corp.	25,810	704	Chubb, Ltd.	4,934	656
Viacom, Inc. Class B	4,214	124	Citigroup, Inc.	91,389	5,891
Wal-Mart Stores, Inc.	27,176	2,605	Citizens Financial Group, Inc.	10,965	372
Walt Disney Co. (The)	11,785	1,314	CME Group, Inc. Class A	3,284	599
Whirlpool Corp.	8,843	1,176	Crown Castle International Corp. (ö)	3,321	389
Yum China Holdings, Inc.	5,700	208	Cullen/Frost Bankers, Inc.	3,277	319
Yum! Brands, Inc.	3,405	320	E*Trade Financial Corp.	20,608	962
		34,901	Equity Residential(ö)	7,627	553
			Fidelity National Information Services, Inc.	3,507	367
Consumer Staples - 5.9%			Fifth Third Bancorp	13,719	368
Altria Group, Inc.	9,715	479	First Data Corp. Class A(Æ)	40,302	993
Archer-Daniels-Midland Co.	6,932	311	Fiserv, Inc. (Æ)	4,270	354
Coca-Cola Co. (The)	23,803	1,146	Franklin Resources, Inc.	9,296	275
CVS Health Corp.	77,487	5,080	Hartford Financial Services Group, Inc.	7,104	333
General Mills, Inc.	8,744	389	HCP, Inc. (ö)	97,261	3,068
Ingredion, Inc.	10,928	1,082	Huntington Bancshares, Inc.	29,176	386
Kellogg Co.	6,164	364	Intercontinental Exchange, Inc.	6,356	488
Kimberly-Clark Corp.	1,652	184	Invesco, Ltd.	65,506	1,194
Kraft Heinz Co. (The)	7,472	359	Jack Henry & Associates, Inc.	2,277	304
Molson Coors Brewing Co. Class B	30,928	2,060	JPMorgan Chase & Co.	79,613	8,240
Mondelez International, Inc. Class A	18,094	837	KeyCorp	17,185	283
PepsiCo, Inc.	7,943	895	KKR & Co. , Inc. Class A	155,191	3,484
Philip Morris International, Inc.	37,947	2,911	M&T Bank Corp.	2,074	341
Procter & Gamble Co. (The)	14,154	1,365	Marsh & McLennan Cos. , Inc.	7,846	692
Sysco Corp.	6,417	410	MasterCard, Inc. Class A	7,104	1,500
Tyson Foods, Inc. Class A	34,616	2,143	MetLife, Inc.	8,857	404
Walgreens Boots Alliance, Inc.	8,502	614	Navient Corp.	15,637	178
		20,629	New York Community Bancorp, Inc.	14,275	166
			PayPal Holdings, Inc. (Æ)	7,065	627
Energy - 12.2%			PNC Financial Services Group, Inc. (The)	5,454	669
BP PLC - ADR	122,155	5,023	Prologis, Inc. (ö)	14,402	996
Canadian Natural Resources, Ltd.	123,409	3,315	Prudential Financial, Inc.	1,800	166
Chevron Corp.	42,791	4,906	Public Storage(ö)	2,625	558

See accompanying notes which are an integral part of this quarterly report.

Equity Income Fund 3

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Regions Financial Corp.	23,511	357	Huntsman Corp.	38,000	835
Santander Consumer USA Holdings, Inc.	92,815	1,769	Linde PLC	18,301	2,983
Signature Bank	3,052	389	LyondellBasell Industries NV Class A	5,066	441
Simon Property Group, Inc. (ö)	5,462	995	PPG Industries, Inc.	4,815	508
SLM Corp.	73,985	792	Westrock Co.	3,700	151
State Street Corp.	45,974	3,260			14,351
SunTrust Banks, Inc.	5,486	326
TFS Financial Corp.	23,515	384	Producer Durables - 9.9%
Travelers Cos. , Inc. (The)	4,358	547	3M Co.	4,922	986
US Bancorp	69,291	3,545	Accenture PLC Class A	4,933	757
Visa, Inc. Class A	11,926	1,610	AerCap Holdings NV(Æ)	35,929	1,698
Voya Financial, Inc.	7,877	366	American Airlines Group, Inc.	73,853	2,642
Wells Fargo & Co.	88,735	4,340	Ametek, Inc.	2,319	169
		79,932	Automatic Data Processing, Inc.	4,838	677
			Boeing Co. (The)	2,588	998
Health Care - 10.2%			Carlisle Cos. , Inc.	1,800	194
Abbott Laboratories	14,207	1,037	Cummins, Inc.	2,279	335
AbbVie, Inc.	8,595	690	Danaher Corp.	5,976	663
Acadia Pharmaceuticals, Inc. (Æ)	7,100	162	Deere & Co.	2,201	361
Alexion Pharmaceuticals, Inc. (Æ)	3,319	408	Delta Air Lines, Inc.	44,047	2,177
Allergan PLC	2,272	327	Emerson Electric Co.	7,565	495
Amgen, Inc.	4,975	931	FedEx Corp.	2,053	365
Baxter International, Inc.	7,431	539	Fluor Corp.	4,100	150
Becton Dickinson and Co.	2,816	702	Garrett Motion, Inc. (Æ)	920	15
Biogen, Inc. (Æ)	2,294	766	General Dynamics Corp.	2,428	416
BioMarin Pharmaceutical, Inc. (Æ)	2,074	204	General Electric Co.	378,702	3,847
Bristol-Myers Squibb Co.	24,887	1,229	Honeywell International, Inc.	6,857	985
Cardinal Health, Inc.	27,714	1,385	Illinois Tool Works, Inc.	4,042	555
Celgene Corp. (Æ)	4,122	365	Johnson Controls International PLC(Æ)	95,783	3,234
Cerner Corp. (Æ)	5,835	320	Lockheed Martin Corp.	1,646	477
Cigna Corp.	1,663	332	Northrop Grumman Corp.	1,779	490
Eli Lilly & Co.	7,804	935	Paychex, Inc.	4,455	315
Gilead Sciences, Inc.	20,840	1,459	Raytheon Co.	2,189	361
Horizon Pharma PLC(Æ)	49,392	1,061	Southwest Airlines Co.	38,384	2,179
IQVIA Holdings, Inc. (Æ)	3,823	493	Stanley Black & Decker, Inc.	24,662	3,118
Jazz Pharmaceuticals PLC(Æ)	5,153	649	Union Pacific Corp.	6,291	1,001
Johnson & Johnson	36,998	4,924	United Continental Holdings, Inc. (Æ)	3,707	324
Medtronic PLC	10,193	901	United Parcel Service, Inc. Class B	6,202	654
Merck & Co. , Inc.	22,442	1,670	United Technologies Corp.	29,482	3,480
Mylan NV(Æ)	40,441	1,211	Waste Management, Inc.	5,857	560
Pfizer, Inc.	112,348	4,769			34,678
Portola Pharmaceuticals, Inc. (Æ)	20,789	563
Regeneron Pharmaceuticals, Inc. (Æ)	633	272	Technology - 13.5%
Sanofi - ADR	50,585	2,198	Activision Blizzard, Inc.	2,619	124
Seattle Genetics, Inc. (Æ)	5,074	388	Adobe, Inc. (Æ)	3,854	955
Stryker Corp.	4,157	738	Alphabet, Inc. Class A(Æ)	1,790	2,015
Thermo Fisher Scientific, Inc.	3,934	966	Alphabet, Inc. Class C(Æ)	1,746	1,949
United Therapeutics Corp. (Æ)	2,660	307	Amdocs, Ltd.	5,818	325
UnitedHealth Group, Inc.	5,895	1,593	Amphenol Corp. Class A	4,519	397
Vertex Pharmaceuticals, Inc. (Æ)	1,868	357	Apple, Inc.	37,294	6,208
Zimmer Biomet Holdings, Inc.	6,766	741	Applied Materials, Inc.	5,362	210
		35,592	Avnet, Inc.	3,816	157
			Broadcom, Inc.	1,552	416
Materials and Processing - 4.1%			Cisco Systems, Inc.	73,226	3,463
Air Products & Chemicals, Inc.	2,817	463	Cognizant Technology Solutions Corp. Class
Crown Holdings, Inc. (Æ)	32,009	1,632	A	10,150	707
DowDuPont, Inc.	88,048	4,737	Corning, Inc.	10,692	356
Eastman Chemical Co.	19,007	1,532	Electronic Arts, Inc. (Æ)	1,809	167
Ecolab, Inc.	2,434	385	Facebook, Inc. Class A(Æ)	29,866	4,978
Freeport-McMoRan, Inc.	58,730	684	HP, Inc. (Æ)	13,776	303

See accompanying notes which are an integral part of this quarterly report.

4 Equity Income Fund

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Intel Corp.	46,406	2,187
International Business Machines Corp.	23,200	3,119
Intuit, Inc.	2,273	491
IPG Photonics Corp. (Æ)	9,802	1,304
Lam Research Corp.	2,005	340
Micron Technology, Inc. (Æ)	79,938	3,055
Microsoft Corp.	53,118	5,547
Motorola Solutions, Inc.	3,443	403
NVIDIA Corp.	5,751	827
Oracle Corp.	63,980	3,214
QUALCOMM, Inc.	52,811	2,615
Salesforce. com, Inc. (Æ)	1,966	299
Synopsys, Inc. (Æ)	3,795	354
Texas Instruments, Inc.	8,070	812
		47,297

Utilities - 6.9%
American Electric Power Co. , Inc.	5,343	423
AT&T, Inc.	234,198	7,040
Dominion Energy, Inc.	52,104	3,660
Duke Energy Corp.	6,769	594
Entergy Corp.	39,560	3,528
Exelon Corp.	75,451	3,604
NextEra Energy, Inc.	3,081	551
PG&E Corp. (Æ)	8,900	116
Southern Co. (The)	16,816	817
Verizon Communications, Inc.	71,629	3,944
		24,277

Total Common Stocks
(cost $279,651)		334,402

Short-Term Investments - 4.7%
U. S. Cash Management Fund(@)	13,485,708 (8)	13,488
United States Treasury Bills
2.339% due 02/28/19 (~)	3,100	3,095
Total Short-Term Investments
(cost $16,583)		16,583

Total Investments 100.3%
(identified cost $296,234)		350,985

Other Assets and Liabilities, Net
- (0.3%)		(1,065)
Net Assets - 100.0%		349,920

See accompanying notes which are an integral part of this quarterly report.

Equity Income Fund 5

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	64	USD	8,654	03/19	197
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					197

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$34,901	$—	$—	$—	$34,901
Consumer Staples	20,629	—	—	—	20,629
Energy	42,745	—	—	—	42,745
Financial Services	79,932	—	—	—	79,932
Health Care	35,592	—	—	—	35,592
Materials and Processing	14,351	—	—	—	14,351
Producer Durables	34,678	—	—	—	34,678
Technology	47,297	—	—	—	47,297
Utilities	24,277	—	—	—	24,277
Short-Term Investments	—	3,095	—	13,488	16,583
Total Investments	334,402	3,095	—	13,488	350,985

Other Financial Instruments
Assets
Futures Contracts	197	—	—	—	197

Total Other Financial Instruments*	$197	$—	$—	$—	$197

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Equity Income Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.9%			Unilever NV	105,083	5,623
Consumer Discretionary - 13.0%					52,062
Aaron's, Inc. Class A	6,150	308
Amazon. com, Inc. (Æ)	1,634	2,808	Energy - 3.5%
Aramark	2,660	88	Arch Coal, Inc. Class A	2,600	229
AutoZone, Inc. (Æ)	1,816	1,539	ConocoPhillips	1,700	115
Best Buy Co. , Inc.	9,660	572	Core Laboratories NV(Ñ)	31,043	2,094
Bloomin' Brands, Inc.	13,420	247	Marathon Oil Corp.	9,700	153
Bright Horizons Family Solutions, Inc. (Æ)	1,867	216	National Oilwell Varco, Inc.	11,460	338
Brunswick Corp.	7,260	365	Occidental Petroleum Corp.	52,034	3,474
Cable One, Inc.	548	485	Peabody Energy Corp.	23,810	850
CarMax, Inc. (Æ)	23,665	1,391	Phillips 66(Û)	21,850	2,085
Carnival Corp.	2,589	149	Royal Dutch Shell PLC Class A - ADR	50,640	3,126
Costco Wholesale Corp. (Û)	17,190	3,689	Schlumberger, Ltd.	41,499	1,835
Dana Holding Corp.	19,300	340	Valero Energy Corp.	15,690	1,378
Dave & Buster's Entertainment, Inc.	8,250	424	World Fuel Services Corp.	9,479	236
Dollar General Corp.	58,660	6,772			15,913
Domino's Pizza, Inc.	4,849	1,376
Ford Motor Co. (Û)	198,800	1,749	Financial Services - 19.7%
Grand Canyon Education, Inc. (Æ)	5,600	520	Aflac, Inc.	151,152	7,210
Hilton Worldwide Holdings, Inc.	12,810	954	Alexandria Real Estate Equities, Inc. (ö)	489	64
Home Depot, Inc. (The)	3,638	668	Allstate Corp. (The)(Û)	30,005	2,637
John Wiley & Sons, Inc. Class A	1,255	65	American Express Co.	2,578	265
Lowe's Cos. , Inc.	66,852	6,428	American Homes 4 Rent Class A(ö)	8,265	183
Madison Square Garden Co. (The) Class A(Æ)	4,285	1,191	American International Group, Inc.	34,646	1,498
McDonald's Corp.	15,853	2,834	American Tower Corp. (ö)	23,929	4,136
Nike, Inc. Class B	14,908	1,221	Ameriprise Financial, Inc.	3,380	428
NVR, Inc. (Æ)	403	1,072	Ameris Bancorp	9,310	353
Omnicom Group, Inc.	37,876	2,950	Apartment Investment & Management Co.
O'Reilly Automotive, Inc. (Æ)	4,844	1,670	Class A(ö)	6,721	333
Ross Stores, Inc.	75,681	6,973	Arthur J Gallagher & Co.	1,143	85
Sensata Technologies Holding PLC(Æ)	42,734	2,030	AvalonBay Communities, Inc. (ö)	411	79
Service Corp. International	2,098	90	Axis Capital Holdings, Ltd.	1,920	103
Starbucks Corp. (Û)	48,229	3,286	Bank of New York Mellon Corp. (The)	4,145	217
TEGNA, Inc.	31,400	369	Banner Corp.	10,070	549
TJX Cos. , Inc. (Û)	54,360	2,703	Berkshire Hathaway, Inc. Class B(Æ)	33,707	6,928
Walt Disney Co. (The)	4,685	522	BlackRock, Inc. Class A	272	113
Yum! Brands, Inc.	17,720	1,665	Brown & Brown, Inc.	37,670	1,023
		59,729	Camden Property Trust(ö)	9,416	913
			Capital One Financial Corp.	1,162	94
Consumer Staples - 11.3%			CBRE Group, Inc. Class A(Æ)	22,820	1,044
Altria Group, Inc.	5,073	250	Chubb, Ltd.	1,844	245
Archer-Daniels-Midland Co. (Û)	46,590	2,092	CME Group, Inc. Class A	1,438	262
Church & Dwight Co. , Inc.	2,571	166	Comerica, Inc.	11,650	917
Clorox Co. (The)	1,054	156	Commerce Bancshares, Inc.	22,146	1,324
Coca-Cola Co. (The)	171,976	8,278	CubeSmart(ö)	10,028	310
Colgate-Palmolive Co. (Û)	86,958	5,624	Cullen/Frost Bankers, Inc.	6,412	624
ConAgra Foods, Inc.	111,517	2,413	Discover Financial Services	7,780	525
CVS Health Corp.	96,431	6,321	Douglas Emmett, Inc. (ö)	12,992	491
General Mills, Inc.	4,015	178	Equity Commonwealth(ö)	17,540	568
Hormel Foods Corp.	2,334	99	Equity LifeStyle Properties, Inc. Class A(ö)	1,447	153
JM Smucker Co. (The)	28,197	2,957	Essex Property Trust, Inc. (ö)	341	92
Kellogg Co.	1,687	100	Evercore, Inc. Class A	6,520	583
Kimberly-Clark Corp.	18	2	Everest Re Group, Ltd.	4,710	1,032
Kroger Co. (The)	183,924	5,211	Extra Space Storage, Inc. (ö)	2,028	200
McCormick & Co. , Inc.	1,090	135	Federal Realty Investment Trust(ö)	615	82
Mondelez International, Inc. Class A	37,315	1,726	First Hawaiian, Inc.	21,870	563
PepsiCo, Inc.	33,555	3,781	First Republic Bank	21,664	2,093
Procter & Gamble Co. (The)	48,012	4,632	Fiserv, Inc. (Æ)	10,816	897
Sysco Corp.	36,304	2,318	Global Payments, Inc.	11,762	1,321

See accompanying notes which are an integral part of this quarterly report.

Sustainable Equity Fund 7

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Goldman Sachs Group, Inc. (The)	938	186	Genomic Health, Inc. (Æ)	5,310	403
Hancock Holding Co.	11,186	460	Halozyme Therapeutics, Inc. (Æ)	14,200	230
Hartford Financial Services Group, Inc.	1,700	80	Humana, Inc.	3,277	1,013
Host Hotels & Resorts, Inc. (ö)	4,044	73	Incyte Corp. (Æ)	3,100	250
Howard Hughes Corp. (The)(Æ)	653	73	Intuitive Surgical, Inc. (Æ)(Û)	2,390	1,251
Interactive Brokers Group, Inc. Class A	6,720	339	Johnson & Johnson	78,780	10,483
Intercontinental Exchange, Inc.	14,067	1,080	Laboratory Corp. of America Holdings(Æ)	770	107
Invitation Homes, Inc. (ö)	4,154	93	Masimo Corp. (Æ)	1,115	139
Jack Henry & Associates, Inc.	683	91	MEDNAX, Inc. (Æ)	10,480	378
JPMorgan Chase & Co.	4,505	466	Medtronic PLC	9,173	811
Liberty Property Trust(ö)	15,960	752	Merck & Co. , Inc.	89,901	6,691
LPL Financial Holdings, Inc.	13,160	926	Pacira Pharmaceuticals, Inc. (Æ)	4,000	163
M&T Bank Corp. (Û)	12,911	2,124	Patterson Cos. , Inc.	16,600	370
Markel Corp. (Æ)	3,232	3,405	PerkinElmer, Inc.	3,122	283
Marsh & McLennan Cos. , Inc.	77,076	6,797	Pfizer, Inc.	25,060	1,063
MasterCard, Inc. Class A(Û)	23,210	4,900	Quest Diagnostics, Inc.	28,702	2,507
MetLife, Inc.	2,655	121	Stryker Corp. (Û)	18,090	3,212
MFA Financial, Inc. (ö)	88,466	648	Teleflex, Inc.	9,427	2,578
Moody's Corp.	11,614	1,841	Tenet Healthcare Corp. (Æ)	9,400	207
Nasdaq, Inc.	922	81	Thermo Fisher Scientific, Inc.	13,762	3,381
Northern Trust Corp.	13,929	1,232	UnitedHealth Group, Inc. (Û)	46,753	12,633
Old Republic International Corp.	4,411	89	Varian Medical Systems, Inc. (Æ)	8,433	1,113
Park Hotels & Resorts, Inc. (ö)	3,486	105	Vertex Pharmaceuticals, Inc. (Æ)	2,560	489
PNC Financial Services Group, Inc. (The)	2,271	279	WellCare Health Plans, Inc. (Æ)	5,054	1,397
Popular, Inc.	10,659	582	Zoetis, Inc. Class A	796	69
Progressive Corp. (The)	27,643	1,860			78,345
Prologis, Inc. (ö)	4,778	330
Prudential Financial, Inc.	10,720	988	Materials and Processing - 3.2%
Public Storage(ö)	861	183	Air Products & Chemicals, Inc.	1,690	278
Raymond James Financial, Inc.	2,740	221	AptarGroup, Inc.	6,629	657
Rayonier, Inc. (ö)	18,066	550	Armstrong World Industries, Inc.	5,780	393
Reinsurance Group of America, Inc. Class A	421	61	Ashland Global Holdings, Inc.	9,130	693
Retail Properties of America, Inc. Class A(ö)	50,100	633	Cabot Corp.	12,456	584
Simon Property Group, Inc. (ö)	3,093	563	Comfort Systems USA, Inc.	4,070	195
Starwood Property Trust, Inc. (ö)	4,489	99	Eastman Chemical Co.	18,117	1,460
State Street Corp.	100,078	7,096	Ecolab, Inc.	17,162	2,715
SunTrust Banks, Inc.	1,292	77	Graphic Packaging Holding Co.	4,609	56
Synovus Financial Corp.	24,440	866	Ingersoll-Rand PLC(Û)	21,880	2,189
Travelers Cos. , Inc. (The)(Û)	21,133	2,653	International Paper Co.	1,465	69
US Bancorp	48,015	2,457	Linde PLC	10,069	1,641
VICI Properties, Inc. (ö)	26,900	579	LyondellBasell Industries NV Class A	19,580	1,703
Visa, Inc. Class A	24,570	3,317	PolyOne Corp.	10,460	339
Western Union Co. (The)	5,077	93	PPG Industries, Inc.	1,403	148
Weyerhaeuser Co. (ö)	3,635	95	PQ Group Holdings, Inc. (Æ)	8,832	133
WR Berkley Corp.	4,498	346	RPM International, Inc.	1,362	78
		90,427	Sonoco Products Co.	3,043	175
			Stepan Co.	3,710	326
Health Care - 17.0%			Valmont Industries, Inc.	4,380	565
Abbott Laboratories	97,452	7,112	WR Grace & Co.	7,490	532
Align Technology, Inc. (Æ)	2,390	595			14,929
Allergan PLC	4,895	705
Allscripts Healthcare Solutions, Inc. (Æ)	76,300	900	Producer Durables - 13.6%
Amgen, Inc.	42,501	7,952	3M Co.	17,965	3,598
Anthem, Inc. (Æ)(Û)	8,226	2,492	Accenture PLC Class A	16,084	2,470
Baxter International, Inc.	12,558	911	AGCO Corp.	21,410	1,375
Becton Dickinson and Co.	1,153	288	Automatic Data Processing, Inc.	36,420	5,092
Bristol-Myers Squibb Co.	19,510	963	CH Robinson Worldwide, Inc.	7,260	630
Centene Corp. (Æ)	3,520	460	Colfax Corp. (Æ)	12,500	309
Cerner Corp. (Æ)	23,230	1,276	Cummins, Inc.	6,500	956
Eli Lilly & Co. (Û)	28,948	3,470	Danaher Corp.	5,135	570

See accompanying notes which are an integral part of this quarterly report.

8 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Eaton Corp. PLC	2,839	216	Box, Inc. Class A(Æ)	16,100	337
EMCOR Group, Inc.	12,364	807	CDK Global, Inc.	1,317	64
Emerson Electric Co.	2,462	161	Cirrus Logic, Inc. (Æ)	19,520	725
EnerSys	5,000	426	Cisco Systems, Inc.	11,786	557
Expeditors International of Washington, Inc.	20,310	1,407	Citrix Systems, Inc.	6,540	671
Exponent, Inc.	9,376	468	Cloudera, Inc. (Æ)	20,700	279
Fluor Corp.	22,320	816	Cognizant Technology Solutions Corp. Class
Fortive Corp.	25,077	1,881	A	4,497	313
Garrett Motion, Inc. (Æ)(Ñ)	16,803	268	CommVault Systems, Inc. (Æ)	5,737	379
General Dynamics Corp.	1,311	224	Cornerstone OnDemand, Inc. (Æ)	20,250	1,161
Herman Miller, Inc.	10,970	376	Corning, Inc.	9,751	324
Honeywell International, Inc.	47,392	6,806	Dropbox, Inc. Class A(Æ)	12,000	297
Illinois Tool Works, Inc.	43,872	6,024	Etsy, Inc. (Æ)	9,690	530
Insperity, Inc.	5,830	622	F5 Networks, Inc. (Æ)	8,030	1,292
Itron, Inc. (Æ)	12,180	665	Facebook, Inc. Class A(Æ)	17,852	2,976
JB Hunt Transport Services, Inc.	12,640	1,353	Fortinet, Inc. (Æ)	5,190	397
KBR, Inc.	16,400	282	Hewlett Packard Enterprise Co.	61,590	960
Korn/Ferry International	2,400	109	HP, Inc. (Æ)	46,800	1,031
Landstar System, Inc.	13,310	1,352	Intel Corp.	33,330	1,571
Lockheed Martin Corp.	827	240	InterDigital, Inc.	3,290	240
ManpowerGroup, Inc.	11,353	897	International Business Machines Corp.	8,298	1,115
MAXIMUS, Inc.	9,990	701	Intuit, Inc.	12,954	2,796
Mettler-Toledo International, Inc. (Æ)	2,709	1,729	Juniper Networks, Inc.	38,030	986
Moog, Inc. Class A	3,360	301	Manhattan Associates, Inc. (Æ)	7,800	380
MSC Industrial Direct Co. , Inc. Class A	2,840	237	Microchip Technology, Inc. (Ñ)	59,246	4,763
National Instruments Corp.	9,737	431	Microsoft Corp. (Û)	126,355	13,197
Navistar International Corp. (Æ)	7,530	247	NetScout Systems, Inc. (Æ)	7,770	201
Old Dominion Freight Line, Inc.	910	124	NVIDIA Corp.	3,990	574
Paychex, Inc.	10,181	721	Oracle Corp.	62,545	3,142
Pentair PLC	30,220	1,245	Resideo Technologies, Inc. (Æ)	13,374	293
Quanta Services, Inc.	24,080	851	Sanmina Corp. (Æ)	20,060	626
Robert Half International, Inc.	23,090	1,488	Synopsys, Inc. (Æ)(Û)	25,895	2,417
Rollins, Inc.	23,300	868	Tableau Software, Inc. Class A(Æ)	7,039	900
Roper Technologies, Inc.	9,570	2,710	Tech Data Corp. (Æ)	11,910	1,139
Ryder System, Inc.	9,403	545	Twitter, Inc. (Æ)	15,580	523
Schneider National, Inc. Class B	20,000	425	Varonis Systems, Inc. (Æ)	3,100	183
Terex Corp.	12,090	371	VeriSign, Inc. (Æ)	9,080	1,537
Textron, Inc.	17,910	953	Viavi Solutions, Inc. Class W(Æ)	33,670	374
Toro Co. (The)	18,450	1,098	Yelp, Inc. Class A(Æ)	4,480	163
TransDigm Group, Inc. (Æ)	5,201	2,034	Zynga, Inc. Class A(Æ)	243,600	1,091
UniFirst Corp.	1,790	248			75,380
United Technologies Corp.	2,183	258
WESCO International, Inc. (Æ)	6,660	349	Utilities - 2.2%
Worldpay, Inc. Class A(Æ)	8,716	728	ALLETE, Inc.	5,600	431
WW Grainger, Inc.	8,121	2,399	Aqua America, Inc.	2,900	102
XPO Logistics, Inc. (Æ)	21,053	1,280	AT&T, Inc.	35,980	1,082
		62,741	Atmos Energy Corp.	1,751	171
			CenterPoint Energy, Inc.	41,936	1,297
Technology - 16.4%			Cogent Communications Holdings, Inc.	6,271	304
Adobe, Inc. (Æ)	9,127	2,262	Consolidated Edison, Inc.	19,071	1,480
Alphabet, Inc. Class A(Æ)	1,217	1,370	Eversource Energy(Æ)	36,334	2,521
Alphabet, Inc. Class C(Æ)(Û)	11,631	12,986	Exelon Corp.	8,725	417
Amphenol Corp. Class A	6,415	564	Hawaiian Electric Industries, Inc.	18,994	706
Anixter International, Inc. (Æ)	4,791	291	MDU Resources Group, Inc.	20,825	535
Apple, Inc.	16,764	2,790	NextEra Energy, Inc.	1,802	323
Arrow Electronics, Inc. (Æ)	23,465	1,782	Verizon Communications, Inc.	16,094	886
Aspen Technology, Inc. (Æ)	14,600	1,411			10,255
Avnet, Inc.	8,628	355
Booking Holdings, Inc. (Æ)	362	663	Total Common Stocks
Bottomline Technologies, Inc. (Æ)	7,784	402	(cost $383,389)		459,781

See accompanying notes which are an integral part of this quarterly report.

Sustainable Equity Fund 9

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
			AnaptysBio, Inc. (Æ)	(800)	(53)
Short-Term Investments - 8.8%			Arena Pharmaceuticals, Inc. (Æ)	(11,070)	(509)
U. S. Cash Management Fund(@)	25,646,840(8)	25,652	Atara Biotherapeutics, Inc. (Æ)	(1,800)	(68)
United States Treasury Bills			Bluebird Bio, Inc. (Æ)	(470)	(63)
2.376% due 04/25/19	7,000	6,962	Exact Sciences Corp. (Æ)	(1,300)	(117)
2.416% due 05/23/19	8,000	7,942	Global Blood Therapeutics, Inc. (Æ)	(1,600)	(77)
Total Short-Term Investments			Heron Therapeutics, Inc. (Æ)	(2,700)	(73)
(cost $40,548)		40,556	ICU Medical, Inc. (Æ)	(2,790)	(693)
			LHC Group, Inc. (Æ)	(6,810)	(720)
Other Securities - 1.6%			Ligand Pharmaceuticals, Inc. Class B(Æ)	(5,520)	(652)
U. S. Cash Collateral Fund(×)(@)	7,149,275(8)	7,149	Madrigal Pharmaceuticals, Inc. (Æ)	(570)	(66)
Total Other Securities			MyoKardia, Inc. (Æ)	(1,400)	(58)
(cost $7,149)		7,149	Prestige Brands Holdings, Inc. (Æ)	(22,491)	(628)
			Quidel Corp. (Æ)	(900)	(52)
Total Investments 110.3%			Repligen Corp. (Æ)	(12,029)	(686)
(identified cost $431,086)		507,486	Sage Therapeutics, Inc. (Æ)	(1,020)	(145)
Securities Sold Short - (8.9)%			Teladoc Health, Inc. (Æ)	(8,410)	(540)
Consumer Discretionary - (1.6)%			Ultragenyx Pharmaceutical, Inc. (Æ)	(4,340)	(214)
2U, Inc. (Æ)	(9,580)	(545)	Zogenix, Inc. (Æ)	(1,800)	(79)
CarMax, Inc. (Æ)	(10,340)	(608)			(5,712)
Dorman Products, Inc. (Æ)	(10,290)	(884)	Materials and Processing - (1.0)%
Fox Factory Holding Corp. (Æ)	(10,630)	(631)	AAON, Inc.	(12,181)	(450)
Hasbro, Inc.	(7,420)	(672)	Beacon Roofing Supply, Inc. (Æ)	(22,799)	(828)
Las Vegas Sands Corp.	(7,610)	(444)	DowDuPont, Inc.	(12,220)	(658)
Meredith Corp.	(14,635)	(794)	JELD-WEN Holding, Inc. (Æ)	(40,995)	(731)
Monro Muffler Brake, Inc.	(8,850)	(634)	Sherwin-Williams Co. (The)	(1,642)	(692)
Sotheby's Class A(Æ)	(16,120)	(651)	Simpson Manufacturing Co. , Inc.	(6,960)	(427)
Tempur Sealy International, Inc. (Æ)	(13,170)	(698)	SiteOne Landscape Supply, Inc. (Æ)	(4,160)	(222)
TRI Pointe Group, Inc. (Æ)	(50,600)	(681)	Vulcan Materials Co.	(6,570)	(668)
		(7,242)			(4,676)
Energy - (0.1)%			Producer Durables - (1.1)%
Callon Petroleum Co. (Æ)	(14,900)	(121)	ABM Industries, Inc.	(14,168)	(484)
SolarEdge Technologies, Inc. (Æ)	(8,670)	(380)	Aerojet Rocketdyne Holdings, Inc. (Æ)	(20,480)	(808)
		(501)	GATX Corp.	(7,320)	(554)
Financial Services - (2.4)%			Healthcare Services Group, Inc.	(18,420)	(804)
AGNC Investment Corp. (Æ)	(16,800)	(301)	John Bean Technologies Corp.	(5,980)	(475)
Annaly Capital Management, Inc. (ö)	(68,100)	(711)	Keysight Technologies, Inc. (Æ)	(5,900)	(437)
Apollo Commercial Real Estate Finance,			LCI Industries	(10,280)	(848)
Inc. (ö)	(41,400)	(754)
BGC Partners, Inc. Class A	(112,100)	(694)	Nordson Corp.	(4,970)	(644)
Cboe Global Markets, Inc.	(6,400)	(597)			(5,054)
Chimera Investment Corp. (ö)	(27,200)	(518)	Technology - (1.2)%
			Analog Devices, Inc.	(7,810)	(772)
Colony Capital, Inc. (ö)	(85,600)	(520)	Brooks Automation, Inc.	(24,550)	(764)
Digital Realty Trust, Inc. (ö)	(5,870)	(636)	Cars. com, Inc. (Æ)	(27,490)	(751)
First Financial Bancorp	(23,490)	(619)	Cognex Corp.	(12,630)	(575)
LendingTree, Inc. (Æ)	(1,068)	(316)	Ellie Mae, Inc. (Æ)	(10,040)	(761)
Moody's Corp.	(4,460)	(707)	Envestnet, Inc. (Æ)	(12,480)	(677)
New Residential Investment Corp. (ö)	(39,775)	(675)	GrubHub, Inc. (Æ)	(5,870)	(472)
New York Community Bancorp, Inc.	(68,300)	(794)	II-VI, Inc. (Æ)	(14,150)	(537)
Pacific Premier Bancorp, Inc.	(18,940)	(563)	NVIDIA Corp.	(2,440)	(351)
Realogy Holdings Corp.	(26,600)	(472)
Sabra Health Care REIT, Inc. (ö)	(37,800)	(777)			(5,660)
Simmons First National Corp. Class A	(2,400)	(59)	Utilities - (0.2)%
			j2 Global, Inc.	(1,220)	(92)
Tanger Factory Outlet Centers, Inc. (ö)	(31,800)	(723)	Pattern Energy Group, Inc. Class A	(39,016)	(830)
Two Harbors Investment Corp. (ö)	(46,500)	(678)	Sempra Energy	(380)	(44)
		(11,114)
Health Care - (1.3)%					(966)
Acceleron Pharma, Inc. (Æ)	(5,163)	(219)

See accompanying notes which are an integral part of this quarterly report.

10 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Total Securities Sold Short
(proceeds $40,109)	(40,925)

Other Assets and Liabilities, Net
- (1.4%)	(6,342)
Net Assets - 100.0%	460,219

See accompanying notes which are an integral part of this quarterly report.

Sustainable Equity Fund 11

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	2	USD	270	03/19	1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Put	26	2,365.00	USD	6,149	02/01/19	—
S&P 500 Index	Goldman Sachs	Put	25	2,445.00	USD	6,113	02/08/19	(1)
S&P 500 Index	Goldman Sachs	Put	25	2,510.00	USD	6,275	02/15/19	(6)
S&P 500 Index	Goldman Sachs	Put	25	2,520.00	USD	6,300	02/22/19	(12)
Total Liability for Options Written (premiums received $117)								(19)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$59,729	$—	$—	$—	$59,729
Consumer Staples	52,062	—	—	—	52,062
Energy	15,913	—	—	—	15,913
Financial Services	90,427	—	—	—	90,427
Health Care	78,345	—	—	—	78,345
Materials and Processing	14,929	—	—	—	14,929
Producer Durables	62,741	—	—	—	62,741
Technology	75,380	—	—	—	75,380
Utilities	10,255	—	—	—	10,255
Short-Term Investments	—	14,904	—	25,652	40,556
Other Securities	—	—	—	7,149	7,149
Total Investments	459,781	14,904	—	32,801	507,486
Securities Sold Short**	(40,925)	—	—	—	(40,925)

Other Financial Instruments
Assets
Futures Contracts	1	—	—	—	1

Liabilities
Options Written	(19)	—	—	—	(19)
Total Other Financial Instruments*	$(18)	$—	$—	$—	$(18)

See accompanying notes which are an integral part of this quarterly report.

12 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Sustainable Equity Fund 13

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.1%			TEGNA, Inc. (Û)	6,600	77
Consumer Discretionary - 18.6%			Thomson Reuters Corp.	2,149	112
Aaron's, Inc. Class A	4,810	241	Tiffany & Co.	6,745	598
Amazon. com, Inc. (Æ)(Û)	2,189	3,762	TJX Cos. , Inc.	14,417	717
AutoNation, Inc. (Æ)	2,700	105	Toll Brothers, Inc.	3,035	112
AutoZone, Inc. (Æ)	120	102	Twenty-First Century Fox, Inc. Class A	5,166	255
Best Buy Co. , Inc.	5,270	312	Wal-Mart Stores, Inc.	1,078	103
BJ's Wholesale Club Holdings, Inc. (Æ)	2,312	61	Walt Disney Co. (The)	8,416	939
Bloomin' Brands, Inc.	4,500	83	Yum! Brands, Inc.	370	35
Cable One, Inc. (Û)	166	147	Zillow Group, Inc. Class A(Æ)	2,500	87
Carnival Corp.	3,324	191			21,348
Charter Communications, Inc. Class A(Æ)	435	144
Chipotle Mexican Grill, Inc. Class A(Æ)	462	245	Consumer Staples - 2.8%
Comcast Corp. Class A	4,165	152	Altria Group, Inc.	1,287	64
Costco Wholesale Corp. (Û)	1,515	325	Archer-Daniels-Midland Co. (Û)	10,172	457
Coty, Inc. Class A	1,237	10	Bunge, Ltd.	3,900	215
Dana Holding Corp.	4,800	85	Coca-Cola Co. (The)	16,364	788
Dave & Buster's Entertainment, Inc.	1,200	62	Colgate-Palmolive Co. (Û)	1,194	77
Domino's Pizza, Inc.	1,108	314	Constellation Brands, Inc. Class A	216	38
Ford Motor Co. (Û)	125,920	1,109	CVS Health Corp.	1,374	90
General Motors Co.	19,458	759	Kimberly-Clark Corp.	239	27
Gildan Activewear, Inc. Class A	5,137	174	Kraft Heinz Co. (The)	447	21
Graham Holdings Co. Class B	57	38	Kroger Co. (The)	1,249	35
Grand Canyon Education, Inc. (Æ)	900	84	Molson Coors Brewing Co. Class B	361	24
Hilton Worldwide Holdings, Inc. (Û)	5,340	398	Mondelez International, Inc. Class A	552	26
Home Depot, Inc. (The)	1,364	250	Monster Beverage Corp. (Æ)	741	42
International Game Technology PLC(Û)	5,400	88	Nu Skin Enterprises, Inc. Class A	1,500	98
Interpublic Group of Cos. , Inc. (The)	14,271	325	PepsiCo, Inc.	6,640	748
Jack in the Box, Inc.	400	32	Philip Morris International, Inc.	1,007	77
Kohl's Corp.	1,665	114	Procter & Gamble Co. (The)	1,447	140
Las Vegas Sands Corp.	1,480	86	Sysco Corp.	1,873	120
Lear Corp.	3,427	528	Tyson Foods, Inc. Class A	556	34
Lennar Corp. Class A	1,123	53	Walgreens Boots Alliance, Inc.	1,581	114
Lennar Corp. Class B	24	1			3,235
Lions Gate Entertainment Corp. Class A(Ñ)	44,674	821
LKQ Corp. (Æ)	5,270	138	Energy - 6.5%
Lowe's Cos. , Inc.	1,273	122	Anadarko Petroleum Corp.	1,284	61
Madison Square Garden Co. (The) Class			Apache Corp.	1,311	43
A(Æ)(Û)	1,016	282	Arch Coal, Inc. Class A	900	79
Marriott International, Inc. Class A	973	111	Baker Hughes, a GE Co. , LLC	752	18
McDonald's Corp.	839	150	BP PLC - ADR	4,016	165
Meritage Homes Corp. (Æ)	1,305	59	Cenovus Energy, Inc.	40,153	313
MGM Resorts International	28,999	854	Chevron Corp.	2,017	231
Michaels Cos. , Inc. (The)(Æ)	5,500	76	Cimarex Energy Co.	328	25
Netflix, Inc. (Æ)	324	110	Concho Resources, Inc.	730	87
Newell Rubbermaid, Inc.	15,463	328	ConocoPhillips(Û)	5,962	403
News Corp. Class A(Û)	21,263	273	Devon Energy Corp.	999	27
Nike, Inc. Class B	1,850	151	Enbridge, Inc.	990	36
Norwegian Cruise Line Holdings, Ltd. (Æ)	18,566	955	EOG Resources, Inc. (Û)	3,526	350
Office Depot, Inc.	7,734	23	Exxon Mobil Corp.	10,722	786
Omnicom Group, Inc.	8,050	627	Halliburton Co.	18,886	592
Pandora Media, Inc. (Æ)	3,295	28	Hess Corp.	1,688	91
PulteGroup, Inc.	11,664	324	Marathon Petroleum Corp.	3,635	241
PVH Corp.	5,959	650	National Oilwell Varco, Inc.	21,471	633
Ross Stores, Inc.	1,196	110	Newfield Exploration Co. (Æ)	1,781	33
Royal Caribbean Cruises, Ltd.	869	104	Occidental Petroleum Corp.	6,658	445
Scientific Games Corp. Class A(Æ)	1,100	28	PBF Energy, Inc. Class A	2,590	95
Starbucks Corp. (Û)	9,899	675	Phillips 66(Û)	4,584	437
Tapestry, Inc.	18,756	726	Pioneer Natural Resources Co.	7,963	1,134
Target Corp.	2,851	208	Royal Dutch Shell PLC Class A - ADR	6,550	404

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Schlumberger, Ltd.	1,428	63	Northern Trust Corp.	4,040	357
Valero Energy Corp. (Û)	6,530	573	NorthStar Realty Europe Corp. (ö)	4,064	68
World Fuel Services Corp.	2,580	64	PayPal Holdings, Inc. (Æ)	1,213	108
		7,429	Piedmont Office Realty Trust, Inc. Class A(ö)	4,417	86
			PNC Financial Services Group, Inc. (The)	288	35
Financial Services - 20.4%			Popular, Inc.	3,730	204
Affiliated Managers Group, Inc.	410	43	ProAssurance Corp.	1,390	59
Aflac, Inc.	2,325	111	Progressive Corp. (The)	6,350	428
Allstate Corp. (The)	5,330	468	Prologis, Inc. (ö)	3,861	267
American Express Co.	444	46	Prudential Financial, Inc. (Û)	4,890	451
American International Group, Inc.	16,323	706	Public Storage(ö)	506	108
American Tower Corp. (ö)	770	133	Raymond James Financial, Inc. (Û)	2,380	192
Ameriprise Financial, Inc. (Û)	1,900	241	Rayonier, Inc. (ö)(Û)	800	24
AvalonBay Communities, Inc. (ö)	178	34	Reinsurance Group of America, Inc. Class A	1,110	160
AXA Equitable Holdings, Inc. (Ñ)	15,003	278	Retail Properties of America, Inc. Class A(ö)
Axis Capital Holdings, Ltd.	5,970	320	(Û)	13,231	167
Bank of America Corp.	90,071	2,564	Simon Property Group, Inc. (ö)	149	27
Bank of New York Mellon Corp. (The)	1,977	103	State Street Corp. (Û)	5,286	375
Banner Corp.	1,690	92	SunTrust Banks, Inc.	2,116	126
Berkshire Hathaway, Inc. Class B(Æ)	850	175	Synovus Financial Corp.	4,250	151
BlackRock, Inc. Class A	81	34	Travelers Cos. , Inc. (The)	2,680	336
Blackstone Group, LP (The)	25,553	861	UBS Group AG(Æ)(Ñ)	23,182	300
Boston Properties, Inc. (ö)	859	113	Ventas, Inc. (ö)	640	41
Brighthouse Financial, Inc. (Æ)	63	2	VICI Properties, Inc. (ö)(Û)	11,900	256
Brookfield Property Partners, LP	2,143	39	Visa, Inc. Class A	916	124
Capital One Financial Corp.	6,802	548	Vornado Realty Trust(ö)	1,187	83
CBRE Group, Inc. Class A(Æ)(Û)	5,990	274	Voya Financial, Inc.	12,556	583
Charles Schwab Corp. (The)	2,099	98	Wells Fargo & Co.	11,972	586
Chubb, Ltd.	781	104	Welltower, Inc. (ö)	795	62
Citigroup, Inc.	27,408	1,766	Weyerhaeuser Co. (ö)	6,227	163
Citizens Financial Group, Inc. (Û)	6,550	222			23,378
Colony Capital, Inc. (ö)	5,335	32
Crown Castle International Corp. (ö)	448	52	Health Care - 10.3%
Cullen/Frost Bankers, Inc.	1,870	182	Abbott Laboratories	741	54
Digital Realty Trust, Inc. (ö)	404	44	AbbVie, Inc.	1,962	158
Discover Financial Services(Û)	4,700	317	Aerie Pharmaceuticals, Inc. (Æ)	12,504	588
Douglas Emmett, Inc. (ö)(Û)	2,040	77	Alexion Pharmaceuticals, Inc. (Æ)	783	96
E*Trade Financial Corp. (Û)	5,310	248	Alkermes PLC(Æ)	5,360	176
Equinix, Inc. (Æ)(ö)	258	102	Allergan PLC(Û)	3,221	464
Equity Commonwealth(ö)(Û)	8,723	283	Allscripts Healthcare Solutions, Inc. (Æ)	11,300	133
Equity Residential(ö)	1,859	135	AmerisourceBergen Corp. Class A	2,960	247
Essex Property Trust, Inc. (ö)	169	46	Amgen, Inc.	2,995	560
Everest Re Group, Ltd.	1,030	226	Anthem, Inc. (Æ)(Û)	998	302
First BanCorp	7,100	76	Baxter International, Inc.	1,052	76
First Hawaiian, Inc.	5,590	144	Becton Dickinson and Co.	182	45
First Merchants Corp.	1,490	55	Biogen, Inc. (Æ)	302	101
First Republic Bank	1,115	108	Bristol-Myers Squibb Co. (Û)	10,020	495
Franklin Resources, Inc.	11,839	351	Cardinal Health, Inc.	12,495	624
Goldman Sachs Group, Inc. (The)	7,749	1,533	Celgene Corp. (Æ)	681	60
Hartford Financial Services Group, Inc.	1,300	61	Centene Corp. (Æ)(Û)	3,100	405
HCP, Inc. (ö)	2,715	86	Cerner Corp. (Æ)	400	22
Interactive Brokers Group, Inc. Class A(Û)	2,800	141	Cigna Corp.	1,630	325
JBG Smith Properties(ö)	783	30	Genomic Health, Inc. (Æ)	1,000	76
JPMorgan Chase & Co.	6,154	637	Gilead Sciences, Inc.	2,294	161
KKR & Co. , Inc. Class A	7,301	164	Halozyme Therapeutics, Inc. (Æ)	1,400	23
LPL Financial Holdings, Inc.	1,200	84	HCA Healthcare, Inc.	758	106
M&T Bank Corp.	2,180	359	HMS Holdings Corp. (Æ)	3,298	99
MasterCard, Inc. Class A(Û)	6,841	1,444	Humana, Inc. (Û)	1,575	487
MetLife, Inc.	14,277	652	IDEXX Laboratories, Inc. (Æ)(Û)	281	60
Morgan Stanley	9,623	407	Incyte Corp. (Æ)	2,870	231

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 15

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Jazz Pharmaceuticals PLC(Æ)	1,080	136	Cummins, Inc.	595	88
Johnson & Johnson	1,223	163	Danaher Corp.	378	42
Laboratory Corp. of America Holdings(Æ)	422	59	Deere & Co.	6,575	1,077
McKesson Corp.	3,596	461	Delta Air Lines, Inc.	13,328	659
Medtronic PLC	7,477	661	Dover Corp.	5,155	453
Merck & Co. , Inc.	6,601	491	Eaton Corp. PLC	769	59
Mylan NV(Æ)	14,522	435	EMCOR Group, Inc.	1,760	115
Pacira Pharmaceuticals, Inc. (Æ)	1,000	41	Emerson Electric Co.	539	35
Perrigo Co. PLC	727	34	EnerSys	900	77
Pfizer, Inc.	3,069	130	Expeditors International of Washington, Inc.
Regeneron Pharmaceuticals, Inc. (Æ)	257	110	(Û)	3,050	211
Sage Therapeutics, Inc. (Æ)	6,471	922	Exponent, Inc.	1,200	60
Stryker Corp.	290	51	FedEx Corp.	3,552	631
Thermo Fisher Scientific, Inc.	2,937	721	Fluor Corp.	6,330	231
UnitedHealth Group, Inc.	557	151	Forward Air Corp.	1,200	70
Vertex Pharmaceuticals, Inc. (Æ)(Û)	3,502	669	Garrett Motion, Inc. (Æ)	49	1
WellCare Health Plans, Inc. (Æ)(Û)	1,197	331	General Dynamics Corp.	216	37
		11,740	General Electric Co.	85,501	869
			HD Supply Holdings, Inc. (Æ)	5,077	213
Materials and Processing - 2.7%			Honeywell International, Inc.	449	64
Air Products & Chemicals, Inc.	355	58	Illinois Tool Works, Inc.	258	35
Albemarle Corp.	422	34	Insperity, Inc.	700	75
Armstrong World Industries, Inc. (Û)	1,850	126	Itron, Inc. (Æ)	1,680	92
Ashland Global Holdings, Inc. (Û)	2,130	162	Jacobs Engineering Group, Inc.	1,940	126
Bemis Co. , Inc.	1,106	54	JB Hunt Transport Services, Inc. (Û)	2,791	298
Cabot Corp. (Û)	4,062	190	Johnson Controls International PLC(Æ)	865	29
Domtar Corp.	1,030	48	KBR, Inc.	3,600	62
DowDuPont, Inc.	5,722	309	Korn/Ferry International	1,600	73
Eastman Chemical Co.	872	70	L3 Technologies, Inc.	198	39
Ecolab, Inc.	763	121	Landstar System, Inc.	2,770	281
FMC Corp.	9,702	775	Lincoln Electric Holdings, Inc.	1,200	104
Huntsman Corp. (Û)	4,700	103	Lockheed Martin Corp.	265	77
Linde PLC	1,614	263	ManpowerGroup, Inc. (Û)	1,420	112
LyondellBasell Industries NV Class A	438	38	MSC Industrial Direct Co. , Inc. Class A	398	33
Masco Corp.	1,798	58	National Instruments Corp.	1,580	70
Mosaic Co. (The)	2,090	67	Navistar International Corp. (Æ)	1,700	56
Newmont Mining Corp.	1,336	46	Norfolk Southern Corp.	680	114
Nucor Corp.	988	61	Northrop Grumman Corp.	136	37
Olin Corp. (Û)	5,400	127	PACCAR, Inc.	581	38
PPG Industries, Inc.	579	61	Pentair PLC(Û)	1,940	80
Sonoco Products Co.	1,379	79	Quanta Services, Inc. (Û)	3,330	118
Univar, Inc. (Æ)(Û)	2,080	43	Raytheon Co.	4,138	682
Westrock Co.	1,637	67	Republic Services, Inc. Class A	1,208	93
WR Grace & Co. (Û)	2,220	158	Rockwell Automation, Inc.	4,810	815
		3,118	Rollins, Inc. (Û)	4,850	181
			Ryder System, Inc.	3,320	192
Producer Durables - 13.1%			Schneider National, Inc. Class B	1,700	36
3M Co.	579	116	Stanley Black & Decker, Inc.	3,474	439
Accenture PLC Class A	310	48	Terex Corp.	4,631	142
AECOM(Æ)	21,442	656	Textron, Inc. (Û)	5,330	284
AGCO Corp.	4,690	301	Union Pacific Corp.	1,254	199
Allison Transmission Holdings, Inc. Class A	4,540	221	United Parcel Service, Inc. Class B	813	86
American Airlines Group, Inc.	931	33	United Technologies Corp.	805	95
Arconic, Inc.	7,100	134	Waste Management, Inc.	431	41
Automatic Data Processing, Inc.	280	39	WESCO International, Inc. (Æ)	1,670	88
Boeing Co. (The)(Û)	4,134	1,595	Xylem, Inc.	6,822	486
Caterpillar, Inc.	5,588	744			14,981
Colfax Corp. (Æ)	3,200	79
CoStar Group, Inc. (Æ)	280	109	Technology - 19.6%
CSX Corp.	1,614	106	8x8, Inc. (Æ)(Û)	3,400	60

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Adobe, Inc. (Æ)	501	124	VeriSign, Inc. (Æ)(Û)	2,290	388
Alibaba Group Holding, Ltd. - ADR(Æ)	5,226	881	Viavi Solutions, Inc. Class W(Æ)(Û)	16,100	179
Alphabet, Inc. Class A(Æ)	394	443	Western Digital Corp. (Û)	6,450	291
Alphabet, Inc. Class C(Æ)(Û)	1,271	1,420	Yelp, Inc. Class A(Æ)	2,310	84
Amdocs, Ltd.	599	33	Zynga, Inc. Class A(Æ)	45,300	203
Anixter International, Inc. (Æ)	900	55			22,433
Apple, Inc. (Û)	17,483	2,912
Applied Materials, Inc.	24,009	938	Utilities - 3.1%
Arrow Electronics, Inc. (Æ)	2,590	197	ALLETE, Inc.	1,000	77
Aspen Technology, Inc. (Æ)	2,790	270	Ameren Corp.	643	45
Avaya Holdings Corp. (Æ)	8,500	144	American Electric Power Co. , Inc.	2,260	179
Booking Holdings, Inc. (Æ)	74	136	American Water Works Co. , Inc.	403	39
Box, Inc. Class A(Æ)	3,500	73	AT&T, Inc.	28,531	856
Cirrus Logic, Inc. (Æ)(Û)	2,770	103	Avista Corp.	2,500	105
Cisco Systems, Inc.	5,243	248	CenturyLink, Inc.	3,885	60
Citrix Systems, Inc.	2,220	228	Chesapeake Utilities Corp.	600	54
Cloudera, Inc. (Æ)	6,000	81	CMS Energy Corp.	701	37
Cognizant Technology Solutions Corp. Class			Cogent Communications Holdings, Inc.	2,300	111
A	8,176	569	Consolidated Edison, Inc.	1,550	120
CommScope Holding Co. , Inc. (Æ)(Û)	5,800	121	Dominion Energy, Inc.	894	63
CommVault Systems, Inc. (Æ)	1,400	92	DTE Energy Co.	665	78
Cornerstone OnDemand, Inc. (Æ)	3,600	206	Duke Energy Corp.	862	76
Corning, Inc.	1,152	38	Edison International	9,102	518
Dell Technologies, Inc. Class C(Æ)	805	39	Frontier Communications Corp. (Æ)	879	2
DXC Technology Co.	13,281	851	Hawaiian Electric Industries, Inc.	1,630	61
F5 Networks, Inc. (Æ)	830	134	NextEra Energy, Inc.	980	175
Facebook, Inc. Class A(Æ)	2,724	454	NRG Energy, Inc. (Û)	5,450	223
FireEye, Inc. (Æ)	6,500	115	PG&E Corp. (Æ)	1,080	14
Fortinet, Inc. (Æ)(Û)	3,050	234	Pinnacle West Capital Corp.	900	79
Groupon, Inc. Class A(Æ)	11,400	43	Public Service Enterprise Group, Inc.	945	52
Hewlett Packard Enterprise Co.	62,441	973	Southern Co. (The)	2,001	97
HP, Inc. (Æ)	11,647	256	T-Mobile US, Inc. (Æ)	1,145	80
Inphi Corp. (Æ)	1,800	71	Verizon Communications, Inc.	4,568	252
Intel Corp.	8,454	398	WEC Energy Group, Inc. (Æ)	640	47
International Business Machines Corp.	590	79	Xcel Energy, Inc.	1,019	53
Jabil Circuit, Inc.	7,500	200			3,553
Juniper Networks, Inc. (Û)	9,280	241
KLA-Tencor Corp.	9,177	978	Total Common Stocks
Marvell Technology Group, Ltd.	49,393	915	(cost $99,026)		111,215
Micro Focus International PLC - ADR	627	12
Microchip Technology, Inc. (Ñ)	4,394	353	Short-Term Investments - 9.9%
Microsoft Corp. (Û)	29,622	3,094	U. S. Cash Management Fund(@)	11,358,318(8)	11,361
NetApp, Inc.	1,505	96	Total Short-Term Investments
NetScout Systems, Inc. (Æ)	2,870	74	(cost $11,358)		11,361
Nuance Communications, Inc. (Æ)	11,100	176
NVIDIA Corp.	461	66	Other Securities 1.5%
Oracle Corp.	9,929	498	U.S. Cash Collateral - Fund(×)(@)	1,747,140(8)	1,747
Palo Alto Networks, Inc. (Æ)	220	47	Total Other Securities
Perspecta, Inc.	196	4	(cost $1,747)		1,747
QUALCOMM, Inc.	1,005	50
Resideo Technologies, Inc. (Æ)	82	2
Salesforce. com, Inc. (Æ)	1,733	263	Total Investments 108.5%
Sanmina Corp. (Æ)	2,600	81	(identified cost $112,131)		124,323
Symantec Corp.	14,014	295	Securities Sold Short - (7.1)%
Tableau Software, Inc. Class A(Æ)	2,193	280	Consumer Discretionary - (1.2)%
Tech Data Corp. (Æ)	1,850	177	Eldorado Resorts, Inc. (Æ)	(3,540)	(165)
Teradata Corp. (Æ)	2,590	115	Fox Factory Holding Corp. (Æ)	(1,680)	(100)
Texas Instruments, Inc.	529	53	Gentex Corp.	(3,800)	(80)
Twitter, Inc. (Æ)	3,500	117	Hanesbrands, Inc.	(8,200)	(123)
Varonis Systems, Inc. (Æ)	1,390	82	Harley-Davidson, Inc.	(2,240)	(83)

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 17

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Liberty Media Corp. Class A(Æ)	(2,980)	(91)	Sherwin-Williams Co. (The)	(466)	(196)
Meredith Corp.	(3,080)	(167)	Simpson Manufacturing Co. , Inc.	(1,490)	(91)
Monro Muffler Brake, Inc.	(1,400)	(100)	Summit Materials, Inc. Class A(Æ)	(9,200)	(140)
Penn National Gaming, Inc. (Æ)	(4,700)	(114)			(1,002)
Sotheby's Class A(Æ)	(300)	(12)	Producer Durables - (0.5)%
Tempur Sealy International, Inc. (Æ)	(1,590)	(84)	GATX Corp.	(600)	(45)
Tesla, Inc. (Æ)	(559)	(172)	Healthcare Services Group, Inc.	(900)	(39)
TRI Pointe Group, Inc. (Æ)	(11,300)	(152)	Knight-Swift Transportation Holdings, Inc.
		(1,443)	(Æ)	(4,860)	(154)
Energy - (0.3)%			LCI Industries	(1,960)	(162)
Callon Petroleum Co. (Æ)	(900)	(7)	Nordson Corp.	(1,120)	(145)
EQT Corp.	(8,200)	(160)			(545)
Williams Cos. , Inc. (The)	(5,500)	(148)	Technology - (1.4)%
		(315)	Brooks Automation, Inc.	(2,910)	(91)
Financial Services - (1.6)%			Cognex Corp.	(2,800)	(127)
Annaly Capital Management, Inc. (ö)	(12,500)	(131)	Coherent, Inc. (Æ)	(1,100)	(130)
Apollo Commercial Real Estate Finance,			Ellie Mae, Inc. (Æ)	(1,870)	(142)
Inc. (ö)	(8,100)	(147)	Envestnet, Inc. (Æ)	(2,070)	(112)
BGC Partners, Inc. Class A	(23,100)	(143)	Gartner, Inc. (Æ)	(1,210)	(164)
Cboe Global Markets, Inc.	(1,300)	(121)	IPG Photonics Corp. (Æ)	(870)	(116)
Digital Realty Trust, Inc. (ö)	(1,190)	(129)	LogMeIn, Inc.	(1,710)	(159)
First Financial Bancorp	(3,100)	(82)	Match Group, Inc.	(1,400)	(75)
KKR & Co. , Inc. Class A	(6,100)	(137)	RealPage, Inc. (Æ)	(2,620)	(146)
Moody's Corp.	(880)	(139)	SS&C Technologies Holdings, Inc.	(2,800)	(144)
New Residential Investment Corp. (ö)	(8,100)	(138)	Switch, Inc. Class A	(12,200)	(102)
Sabra Health Care, Inc. (ö)	(7,700)	(158)	ViaSat, Inc. (Æ)	(1,670)	(105)
Simmons First National Corp. Class A	(800)	(20)			(1,613)
Sterling Bancorp	(7,500)	(144)	Utilities - (0.3)%
Tanger Factory Outlet Centers, Inc. (ö)	(6,100)	(139)	Centennial Resource Development, Inc. Class
Virtu Financial, Inc. Class A	(6,520)	(167)	A(Æ)	(1,500)	(20)
		(1,795)	CenturyLink, Inc.	(8,900)	(136)
Health Care - (0.9)%			Extraction Oil & Gas, Inc. (Æ)	(25,100)	(99)
Acceleron Pharma, Inc. (Æ)	(300)	(13)	Pattern Energy Group, Inc. Class A	(7,100)	(152)
AnaptysBio, Inc. (Æ)	(200)	(13)			(407)
Arena Pharmaceuticals, Inc. (Æ)	(1,100)	(51)
Becton Dickinson and Co.	(210)	(52)	Total Securities Sold Short
Bio-Techne Corp. (Æ)	(280)	(49)	(proceeds $8,112)		(8,162)
Exact Sciences Corp. (Æ)	(100)	(9)
Heron Therapeutics, Inc. (Æ)	(500)	(13)	Other Assets and Liabilities, Net
Immunomedics, Inc. (Æ)	(500)	(7)	- (1.4%)		(1,571)
LHC Group, Inc. (Æ)	(1,310)	(139)	Net Assets - 100.0%		114,590
Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,170)	(138)
Madrigal Pharmaceuticals, Inc. (Æ)	(100)	(12)
MyoKardia, Inc. (Æ)	(300)	(12)
Prestige Brands Holdings, Inc. (Æ)	(4,520)	(126)
Repligen Corp. (Æ)	(2,230)	(127)
Sage Therapeutics, Inc. (Æ)	(190)	(27)
Syneos Health, Inc. (Æ)	(1,870)	(95)
Teladoc Health, Inc. (Æ)	(1,400)	(90)
Thermo Fisher Scientific, Inc.	(280)	(69)
		(1,042)
Materials and Processing - (0.9)%
AAON, Inc.	(1,400)	(52)
Beacon Roofing Supply, Inc. (Æ)	(4,730)	(172)
Cleveland-Cliffs, Inc. (Æ)	(800)	(9)
Compass Minerals International, Inc.	(1,200)	(63)
DowDuPont, Inc.	(2,430)	(131)
JELD-WEN Holding, Inc. (Æ)	(8,300)	(148)

See accompanying notes which are an integral part of this quarterly report.

18 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	69	USD	9,331	03/19	382
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					382

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$21,348	$—	$—	$—	$21,348
Consumer Staples	3,235	—	—	—	3,235
Energy	7,429	—	—	—	7,429
Financial Services	23,378	—	—	—	23,378
Health Care	11,740	—	—	—	11,740
Materials and Processing	3,118	—	—	—	3,118
Producer Durables	14,981	—	—	—	14,981
Technology	22,433	—	—	—	22,433
Utilities	3,553	—	—	—	3,553
Short-Term Investments	—	—	—	11,361	11,361
Other Securities	—	—	—	1,747	1,747
Total Investments	111,215	—	—	13,108	124,323
Securities Sold Short**	(8,162)	—	—	—	(8,162)

Other Financial Instruments
Assets
Futures Contracts	382	—	—	—	382

Total Other Financial Instruments*	382	$—	$—	$—	$382

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 19

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 102.3%			Zillow Group, Inc. Class A(Æ)	34,837	1,213
Consumer Discretionary - 22.0%					557,727
Aaron's, Inc. Class A(Û)	67,387	3,373
Amazon. com, Inc. (Æ)(Û)	34,736	59,702	Consumer Staples - 6.9%
AutoNation, Inc. (Æ)	46,700	1,810	Altria Group, Inc.	52,866	2,609
AutoZone, Inc. (Æ)	4,460	3,779	Anheuser-Busch InBev SA - ADR(Ñ)	250,527	19,150
Best Buy Co. , Inc.	91,770	5,436	Archer-Daniels-Midland Co. (Û)	226,235	10,158
BJ's Wholesale Club Holdings, Inc. (Æ)	25,234	664	Bunge, Ltd.	84,597	4,659
Bloomin' Brands, Inc.	74,640	1,376	Coca-Cola Co. (The)	814,768	39,215
Carnival Corp.	13,751	792	Colgate-Palmolive Co. (Û)	21,230	1,373
Chipotle Mexican Grill, Inc. Class A(Æ)	6,846	3,626	ConAgra Foods, Inc.	47,260	1,023
Comcast Corp. Class A	718,757	26,285	Constellation Brands, Inc. Class A	13,574	2,357
Costco Wholesale Corp. (Û)	36,623	7,860	CVS Health Corp.	127,283	8,343
Dana Holding Corp.	79,219	1,396	Heineken NV - ADR	184,823	8,325
Darden Restaurants, Inc.	64,412	6,759	Ingredion, Inc.	40,666	4,026
Dave & Buster's Entertainment, Inc.	18,880	971	JM Smucker Co. (The)	9,541	1,001
Diageo PLC - ADR	61,934	9,454	Kraft Heinz Co. (The)	21,600	1,038
Domino's Pizza, Inc.	19,260	5,465	Molson Coors Brewing Co. Class B	147,624	9,833
DR Horton, Inc.	176,078	6,770	Mondelez International, Inc. Class A	71,880	3,325
Dunkin' Brands Group, Inc.	88,925	6,082	Monster Beverage Corp. (Æ)	33,000	1,889
eBay, Inc.	839,840	28,261	Nestle SA - ADR	280,259	24,450
Ford Motor Co. (Û)	887,900	7,814	Nu Skin Enterprises, Inc. Class A	24,770	1,626
General Motors Co.	612,687	23,907	PepsiCo, Inc.	78,630	8,859
Grand Canyon Education, Inc. (Æ)(Û)	21,436	1,992	Philip Morris International, Inc.	14,000	1,074
Hilton Worldwide Holdings, Inc. (Û)	87,470	6,515	Post Holdings, Inc. (Æ)	13,400	1,244
Home Depot, Inc. (The)	127,957	23,484	Procter & Gamble Co. (The)	84,633	8,165
International Game Technology PLC(Û)	89,100	1,458	Seaboard Corp.	401	1,549
Jack in the Box, Inc.	3,760	304	Tyson Foods, Inc. Class A	112,641	6,975
Lions Gate Entertainment Corp. Class A(Ñ)	479,596	8,810	USANA Health Sciences, Inc. (Æ)	1,570	184
LKQ Corp. (Æ)(Û)	72,690	1,906	Walgreens Boots Alliance, Inc.	29,320	2,119
LVMH Moet Hennessy Louis Vuitton SE					174,569
- ADR	179,439	11,528
Madison Square Garden Co. (The) Class			Energy - 6.3%
A(Æ)(Û)	17,249	4,793	Anadarko Petroleum Corp.	32,061	1,517
Magna International, Inc. Class A	193,015	10,212	Arch Coal, Inc. Class A	16,894	1,489
Marriott International, Inc. Class A	226,397	25,929	BP PLC - ADR	342,655	14,090
McDonald's Corp.	124,912	22,332	Canadian Natural Resources, Ltd.	468,545	12,585
MGM Resorts International	330,022	9,716	Chevron Corp.	120,837	13,854
Michaels Cos. , Inc. (The)(Æ)	91,300	1,265	Concho Resources, Inc.	12,480	1,496
Mohawk Industries, Inc. (Æ)	48,663	6,267	ConocoPhillips(Û)	241,899	16,374
Netflix, Inc. (Æ)	23,014	7,813	Devon Energy Corp.	335,957	8,953
News Corp. Class A(Û)	167,512	2,149	Diamondback Energy, Inc.	35,338	3,644
Norwegian Cruise Line Holdings, Ltd. (Æ)	153,495	7,894	EOG Resources, Inc.	54,000	5,357
PulteGroup, Inc.	161,807	4,500	Exxon Mobil Corp.	128,995	9,453
PVH Corp.	79,735	8,700	Halliburton Co.	165,858	5,201
Royal Caribbean Cruises, Ltd.	85,396	10,252	Kinder Morgan, Inc.	231,700	4,194
Scientific Games Corp. Class A(Æ)	17,100	429	Marathon Petroleum Corp.	62,635	4,150
Starbucks Corp. (Û)	264,809	18,044	National Oilwell Varco, Inc.	138,530	4,084
Tapestry, Inc.	212,509	8,226	Occidental Petroleum Corp. (Û)	115,710	7,727
TEGNA, Inc. (Û)	110,417	1,296	Oceaneering International, Inc. (Æ)	134,074	2,104
Tiffany & Co.	246,300	21,854	PBF Energy, Inc. Class A	45,740	1,675
TJX Cos. , Inc.	33,160	1,649	Phillips 66(Û)	94,878	9,052
Tupperware Brands Corp.	91,303	2,490	Pioneer Natural Resources Co.	39,320	5,596
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	53,172	15,522	Schlumberger, Ltd.	325,609	14,395
Wal-Mart Stores, Inc.	296,677	28,431	Valero Energy Corp. (Û)	132,618	11,647
Walt Disney Co. (The)	309,155	34,477	World Fuel Services Corp.	43,044	1,071
Weight Watchers International, Inc. (Æ)	384,249	12,296			159,708
Williams-Sonoma, Inc. (Ñ)	386,441	21,034
Yum China Holdings, Inc.	17,568	640	Financial Services - 18.0%
Yum! Brands, Inc.	7,710	725	Aflac, Inc.	39,400	1,879

See accompanying notes which are an integral part of this quarterly report.

20 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Alliance Data Systems Corp.	12,630	2,243	Santander Consumer USA Holdings, Inc.	305,265	5,818
Allstate Corp. (The)	101,170	8,890	SLM Corp.	320,381	3,431
American Express Co.	32,481	3,336	State Street Corp. (Û)	125,140	8,872
Ameriprise Financial, Inc. (Û)	54,460	6,895	SunTrust Banks, Inc.	39,900	2,371
Axis Capital Holdings, Ltd.	21,464	1,149	Synchrony Financial	61,015	1,833
Banco Santander SA - ADR(Ñ)	1,267,545	6,008	Synovus Financial Corp.	79,140	2,803
Bank of America Corp.	576,666	16,418	T Rowe Price Group, Inc.	15,200	1,421
Bank of New York Mellon Corp. (The)	352,939	18,466	TD Ameritrade Holding Corp.	20,900	1,169
Banner Corp.	18,202	993	Total System Services, Inc.	25,100	2,249
Berkshire Hathaway, Inc. Class B(Æ)	54,642	11,231	Travelers Cos. , Inc. (The)(Û)	46,180	5,797
Blackstone Group, LP (The)	675,071	22,750	US Bancorp	71,254	3,645
BNP Paribas SA - ADR	192,340	4,540	VICI Properties, Inc. (ö)(Û)	202,404	4,358
Broadridge Financial Solutions, Inc.	24,385	2,459	Visa, Inc. Class A	46,316	6,253
Capital One Financial Corp.	22,000	1,773	Voya Financial, Inc.	94,000	4,364
CBRE Group, Inc. Class A(Æ)(Û)	67,177	3,073	Wells Fargo & Co.	116,477	5,697
Charles Schwab Corp. (The)	512,754	23,982			455,488
Chubb, Ltd.	25,689	3,418
Citigroup, Inc.	509,613	32,850	Health Care - 10.7%
Citizens Financial Group, Inc.	100,220	3,399	Aerie Pharmaceuticals, Inc. (Æ)	178,863	8,410
CME Group, Inc. Class A	104,119	18,979	Agilent Technologies, Inc.	35,800	2,723
Comerica, Inc.	92,935	7,318	Alkermes PLC(Æ)	89,692	2,948
Commerce Bancshares, Inc.	67,727	4,050	Allergan PLC(Û)	37,260	5,365
Cullen/Frost Bankers, Inc.	32,410	3,153	Allscripts Healthcare Solutions, Inc. (Æ)	194,566	2,294
Discover Financial Services(Û)	30,980	2,091	AmerisourceBergen Corp. Class A	48,386	4,034
Douglas Emmett, Inc. (ö)(Û)	40,950	1,549	Anthem, Inc. (Æ)(Û)	66,397	20,118
E*Trade Financial Corp. (Û)	228,212	10,648	Baxter International, Inc.	32,200	2,334
Equinix, Inc. (Æ)(ö)	8,142	3,208	Becton Dickinson and Co.	13,309	3,320
Equity Commonwealth(ö)(Û)	77,709	2,515	Bristol-Myers Squibb Co. (Û)	214,719	10,601
Everest Re Group, Ltd.	17,090	3,744	Cardinal Health, Inc.	124,000	6,196
Fidelity National Information Services, Inc.	21,800	2,279	Celgene Corp. (Æ)	17,129	1,515
First BanCorp	123,459	1,315	Centene Corp. (Æ)(Û)	81,729	10,671
First Data Corp. Class A(Æ)	322,137	7,941	Cerner Corp. (Æ)(Û)	47,250	2,595
First Hawaiian, Inc.	66,653	1,715	Cigna Corp.	58,496	11,688
FleetCor Technologies, Inc. (Æ)	16,379	3,305	Cooper Cos. , Inc. (The)	8,900	2,481
Global Payments, Inc.	24,000	2,695	Eli Lilly & Co.	25,425	3,047
Goldman Sachs Group, Inc. (The)	46,608	9,229	Encompass Health Corp. (Æ)	29,340	1,961
Interactive Brokers Group, Inc. Class A(Û)	40,820	2,057	Genomic Health, Inc. (Æ)	15,040	1,140
Invesco, Ltd.	314,821	5,736	Gilead Sciences, Inc.	58,367	4,086
Jack Henry & Associates, Inc.	21,064	2,813	Halozyme Therapeutics, Inc. (Æ)	22,900	371
JPMorgan Chase & Co.	232,301	24,043	HCA Healthcare, Inc.	19,508	2,720
KeyCorp	134,173	2,210	Horizon Pharma PLC(Æ)	168,241	3,616
KKR & Co. , Inc. Class A	610,715	13,711	Humana, Inc. (Û)	33,295	10,288
LPL Financial Holdings, Inc. (Û)	7,050	496	IDEXX Laboratories, Inc. (Æ)(Û)	4,770	1,015
M&T Bank Corp.	51,880	8,536	Incyte Corp. (Æ)	49,031	3,951
MasterCard, Inc. Class A(Û)	120,949	25,536	Jazz Pharmaceuticals PLC(Æ)	39,875	5,020
Morgan Stanley	62,500	2,644	Johnson & Johnson	77,525	10,317
Nasdaq, Inc.	21,700	1,910	Laboratory Corp. of America Holdings(Æ)	27,022	3,766
New York Community Bancorp, Inc. (Ñ)	148,600	1,727	McKesson Corp.	18,200	2,334
Northern Trust Corp. (Û)	90,125	7,972	MEDNAX, Inc. (Æ)	43,087	1,556
Park Hotels & Resorts, Inc. (ö)	83,800	2,520	Medtronic PLC	263,269	23,270
PNC Financial Services Group, Inc. (The)	20,000	2,453	Merck & Co. , Inc.	65,611	4,883
Popular, Inc.	62,138	3,393	Molina Healthcare, Inc. (Æ)	16,880	2,245
ProAssurance Corp.	8,777	374	Mylan NV(Æ)	112,691	3,375
Progressive Corp. (The)	69,454	4,674	Pacira Pharmaceuticals, Inc. (Æ)	17,200	700
Prudential Financial, Inc.	104,657	9,643	Pfizer, Inc.	248,369	10,543
Raymond James Financial, Inc. (Û)	60,390	4,861	Portola Pharmaceuticals, Inc. (Æ)(Ñ)	61,354	1,663
Rayonier, Inc. (ö)(Û)	23,870	727	Quest Diagnostics, Inc.	16,400	1,433
Reinsurance Group of America, Inc. Class A	22,891	3,307	Regeneron Pharmaceuticals, Inc. (Æ)	8,244	3,539
Retail Properties of America, Inc. Class A(ö)			Sage Therapeutics, Inc. (Æ)	87,372	12,458
(Û)	203,915	2,578	Steris PLC	11,400	1,300

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 21

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Stryker Corp.	10,600	1,882	Expeditors International of Washington, Inc.
Thermo Fisher Scientific, Inc.	36,555	8,981	(Û)	55,728	3,862
UnitedHealth Group, Inc.	67,317	18,189	Exponent, Inc.	18,393	919
Universal Health Services, Inc. Class B	17,065	2,262	FedEx Corp.	42,005	7,459
Vertex Pharmaceuticals, Inc. (Æ)(Û)	31,706	6,053	Fluor Corp.	97,996	3,584
WellCare Health Plans, Inc. (Æ)(Û)	25,960	7,177	Forward Air Corp.	9,734	570
West Pharmaceutical Services, Inc.	23,300	2,523	General Dynamics Corp.	14,400	2,465
Zimmer Biomet Holdings, Inc.	42,763	4,685	HD Supply Holdings, Inc. (Æ)	33,630	1,410
Zoetis, Inc. Class A	28,910	2,491	HEICO Corp.	34,000	2,873
		272,133	Herman Miller, Inc.	3,000	103
			Honeywell International, Inc.	18,190	2,613
Materials and Processing - 3.7%			Huntington Ingalls Industries, Inc.	8,600	1,775
Armstrong World Industries, Inc. (Û)	25,550	1,738	Insperity, Inc. (Û)	9,040	964
Ashland Global Holdings, Inc. (Û)	34,280	2,602	Itron, Inc. (Æ)	26,590	1,453
Cabot Corp.	62,667	2,938	JB Hunt Transport Services, Inc. (Û)	42,720	4,573
Comfort Systems USA, Inc.	14,294	686	Johnson Controls International PLC(Æ)	60,992	2,060
Crown Holdings, Inc. (Æ)	128,578	6,557	KBR, Inc.	74,200	1,276
DowDuPont, Inc.	98,647	5,308	Korn/Ferry International	21,704	990
Eastman Chemical Co.	77,418	6,241	L3 Technologies, Inc.	12,100	2,382
Ecolab, Inc.	54,964	8,694	Landstar System, Inc.	47,040	4,778
FMC Corp.	104,703	8,355	Lincoln Electric Holdings, Inc.	10,820	935
Freeport-McMoRan, Inc.	220,103	2,562	Lockheed Martin Corp.	28,910	8,375
Huntsman Corp. (Û)	206,502	4,537	ManpowerGroup, Inc. (Û)	7,530	595
Ingersoll-Rand PLC	12,245	1,225	McGraw Hill Financial, Inc.	10,400	1,993
LyondellBasell Industries NV Class A	21,100	1,835	Moog, Inc. Class A	4,891	438
Nucor Corp.	50,500	3,093	National Instruments Corp.	15,342	678
Olin Corp. (Û)	93,058	2,197	Navistar International Corp. (Æ)(Û)	27,445	901
Reliance Steel & Aluminum Co.	10,092	826	Northrop Grumman Corp.	10,077	2,777
Royal Gold, Inc.	28,645	2,503	Paychex, Inc.	40,300	2,853
Sherwin-Williams Co. (The)	29,301	12,351	Pentair PLC(Û)	12,970	534
Steel Dynamics, Inc.	37,300	1,365	Quanta Services, Inc. (Û)	301,351	10,650
Stepan Co. (Û)	4,407	388	Raytheon Co.	65,051	10,718
Univar, Inc. (Æ)	29,830	621	Rockwell Automation, Inc.	51,030	8,651
Westrock Co.	393,284	16,011	Rollins, Inc. (Û)	84,003	3,128
WR Grace & Co. (Û)	27,327	1,941	Roper Technologies, Inc.	6,200	1,756
		94,574	Ryder System, Inc.	50,620	2,931
			Schneider National, Inc. Class B	31,992	680
Producer Durables - 9.8%			Southwest Airlines Co.	35,800	2,032
3M Co.	10,263	2,056	Terex Corp.	50,440	1,549
Accenture PLC Class A	15,000	2,303	Textron, Inc. (Û)	119,791	6,376
AECOM(Æ)	290,282	8,886	Toro Co. (The)(Û)	11,355	676
AerCap Holdings NV(Æ)	140,790	6,654	United Technologies Corp.	158,850	18,755
AGCO Corp.	80,971	5,198	Waters Corp. (Æ)	11,000	2,543
Allison Transmission Holdings, Inc. Class A	69,870	3,401	WESCO International, Inc. (Æ)	31,550	1,653
American Airlines Group, Inc.	280,023	10,016	Xylem, Inc.	90,773	6,469
Arconic, Inc. (Û)	151,614	2,853			249,886
Automatic Data Processing, Inc.	18,671	2,611
Babcock & Wilcox Co. (The) Class W(Æ)	13,727	637	Technology - 21.8%
Boeing Co. (The)(Û)	42,023	16,205	8x8, Inc. (Æ)	79,200	1,395
Booz Allen Hamilton Holding Corp. Class A	36,400	1,788	Adobe, Inc. (Æ)	18,755	4,648
Carlisle Cos. , Inc.	14,800	1,594	Alibaba Group Holding, Ltd. - ADR(Æ)	55,235	9,307
Caterpillar, Inc.	39,343	5,239	Alphabet, Inc. Class A(Æ)	26,376	29,696
Colfax Corp. (Æ)	53,400	1,322	Alphabet, Inc. Class C(Æ)(Û)	64,985	72,547
CoStar Group, Inc. (Æ)	6,900	2,696	Amdocs, Ltd.	46,718	2,611
Danaher Corp.	21,390	2,373	Amphenol Corp. Class A	30,900	2,717
Deere & Co.	55,059	9,030	Anixter International, Inc. (Æ)	14,100	856
Delta Air Lines, Inc.	302,252	14,940	Ansys, Inc. (Æ)	15,700	2,580
Eaton Corp. PLC	41,792	3,187	Apple, Inc. (Û)	330,729	55,046
EMCOR Group, Inc.	8,135	531	Applied Materials, Inc.	265,114	10,361
EnerSys	18,900	1,611	Arrow Electronics, Inc. (Æ)	76,843	5,836

See accompanying notes which are an integral part of this quarterly report.

22 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aspen Technology, Inc. (Æ)	47,848	4,624	Utilities - 3.1%
Avaya Holdings Corp. (Æ)	133,740	2,262	ALLETE, Inc.	19,840	1,526
Bottomline Technologies, Inc. (Æ)	12,800	661	AT&T, Inc.	956,254	28,745
Box, Inc. Class A(Æ)	47,100	985	Avista Corp.	40,719	1,704
Broadcom, Inc.	12,480	3,348	Centennial Resource Development, Inc. Class
Cirrus Logic, Inc. (Æ)(Û)	48,829	1,814	A(Æ)(Ñ)	108,500	1,429
Cisco Systems, Inc.	522,969	24,731	CenterPoint Energy, Inc.	95,800	2,962
Citrix Systems, Inc.	87,838	9,007	Chesapeake Utilities Corp.	1,000	90
Cloudera, Inc. (Æ)	98,000	1,323	Cogent Communications Holdings, Inc.	36,450	1,766
Cognizant Technology Solutions Corp. Class			Consolidated Edison, Inc.	28,474	2,211
A	48,658	3,390	Duke Energy Corp.	38,991	3,423
CommScope Holding Co. , Inc. (Æ)(Û)	96,500	2,018	Evergy, Inc.	68,945	3,952
CommVault Systems, Inc. (Æ)	23,920	1,580	Exelon Corp.	148,487	7,092
Cornerstone OnDemand, Inc. (Æ)	59,450	3,409	Hawaiian Electric Industries, Inc.	87,548	3,256
Dell Technologies, Inc. Class C(Æ)	174,589	8,483	NRG Energy, Inc. (Û)	90,733	3,712
DXC Technology Co.	166,397	10,669	ONE Gas, Inc.	11,979	984
Electronic Arts, Inc. (Æ)	35,800	3,302	Pinnacle West Capital Corp.	16,260	1,433
F5 Networks, Inc. (Æ)	11,400	1,835	PPL Corp.	120,404	3,771
Facebook, Inc. Class A(Æ)	327,126	54,529	UGI Corp.	43,117	2,459
FireEye, Inc. (Æ)	82,500	1,459	Verizon Communications, Inc.	108,967	6,000
Fortinet, Inc. (Æ)	51,410	3,936	WEC Energy Group, Inc. (Æ)	37,126	2,711
Genpact, Ltd.	81,000	2,416			79,226
Groupon, Inc. Class A(Æ)	171,966	648
Hewlett Packard Enterprise Co.	569,700	8,882	Total Common Stocks
HP, Inc. (Æ)(Û)	402,561	8,868	(cost $2,390,813)		2,596,084
Inphi Corp. (Æ)(Û)	25,400	1,002
International Business Machines Corp.	22,200	2,984	Short-Term Investments - 2.9%
Intuit, Inc.	8,200	1,770	U. S. Cash Management Fund(@)	73,116,524(8)	73,131
IPG Photonics Corp. (Æ)	38,862	5,169	United States Treasury Bills
Jabil Circuit, Inc.	125,370	3,341	2.416% due 05/23/19 (§)(ç)(~)	700	695
Juniper Networks, Inc. (Û)	258,030	6,693	Total Short-Term Investments
KLA-Tencor Corp.	96,227	10,255	(cost $73,807)		73,826
Leidos Holdings, Inc.	26,400	1,531
Marvell Technology Group, Ltd.	627,223	11,622	Other Securities 2.5%
Microchip Technology, Inc. (Ñ)	58,762	4,723	U.S. Cash Collateral - Fund(×)(@)	62,809,098(8)	62,809
Micron Technology, Inc. (Æ)	303,078	11,584	Total Other Securities
Microsoft Corp. (Û)	780,025	81,458	(cost $62,809)		62,809
NetScout Systems, Inc. (Æ)	42,820	1,110
Nuance Communications, Inc. (Æ)	184,494	2,928
NVIDIA Corp.	10,798	1,552	Total Investments 107.7%
Oracle Corp.	36,565	1,837	(identified cost $2,527,429)		2,732,719
Pure Storage, Inc. Class A(Æ)	4,666	84	Securities Sold Short - (5.4)%
Red Hat, Inc. (Æ)	10,800	1,921	Consumer Discretionary - (0.9)%
Salesforce. com, Inc. (Æ)	22,200	3,374	Dorman Products, Inc. (Æ)	(11,090)	(953)
Sanmina Corp. (Æ)	47,158	1,472	Eldorado Resorts, Inc. (Æ)	(57,424)	(2,677)
Symantec Corp.	205,400	4,317	Fox Factory Holding Corp. (Æ)	(12,164)	(722)
Synopsys, Inc. (Æ)	20,500	1,914	Hanesbrands, Inc.	(140,700)	(2,109)
Tableau Software, Inc. Class A(Æ)(Û)	30,420	3,889	Harley-Davidson, Inc.	(59,250)	(2,184)
Tech Data Corp. (Æ)	20,292	1,940	Hasbro, Inc.	(2,100)	(190)
Teradata Corp. (Æ)	56,130	2,491	Liberty Media Corp. Class A(Æ)	(27,225)	(833)
Twitter, Inc. (Æ)	29,220	981	Meredith Corp.	(51,060)	(2,771)
Varonis Systems, Inc. (Æ)	22,091	1,305	Monro Muffler Brake, Inc.	(22,000)	(1,577)
VeriSign, Inc. (Æ)	16,670	2,822	Nexstar Media Group, Inc. Class A	(2,475)	(207)
Viavi Solutions, Inc. Class W(Æ)(Û)	252,268	2,805	Penn National Gaming, Inc. (Æ)	(52,700)	(1,277)
VMware, Inc. Class A	9,300	1,405	Sotheby's Class A(Æ)	(14,746)	(596)
Western Digital Corp.	133,800	6,020	Tempur Sealy International, Inc. (Æ)	(43,160)	(2,288)
Yelp, Inc. Class A(Æ)	38,700	1,409	Tesla, Inc. (Æ)	(8,794)	(2,700)
Zynga, Inc. Class A(Æ)	733,500	3,286	TRI Pointe Group, Inc. (Æ)	(183,227)	(2,464)
		552,773			(23,548)
			Energy - (0.2)%

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 23

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Callon Petroleum Co. (Æ)	(22,400)	(182)	Cars. com, Inc. (Æ)	(17,796)	(486)
EQT Corp.	(133,050)	(2,591)	Cognex Corp.	(46,580)	(2,119)
Williams Cos. , Inc. (The)	(89,500)	(2,410)	Coherent, Inc. (Æ)	(18,750)	(2,216)
		(5,183)	Ellie Mae, Inc. (Æ)	(30,759)	(2,332)
Financial Services - (1.3)%			Envestnet, Inc. (Æ)	(34,050)	(1,847)
Annaly Capital Management, Inc. (ö)	(207,500)	(2,166)	Gartner, Inc. (Æ)	(20,822)	(2,830)
Apollo Commercial Real Estate Finance,			IPG Photonics Corp. (Æ)	(17,110)	(2,276)
Inc. (ö)	(135,045)	(2,458)	LogMeIn, Inc.	(25,000)	(2,326)
BGC Partners, Inc. Class A	(384,000)	(2,377)	Microchip Technology, Inc.	(1,300)	(104)
Cboe Global Markets, Inc.	(20,950)	(1,954)	RealPage, Inc. (Æ)	(43,830)	(2,444)
Colony Capital, Inc. (ö)	(399,700)	(2,426)	SS&C Technologies Holdings, Inc.	(45,390)	(2,337)
Digital Realty Trust, Inc. (ö)	(19,830)	(2,149)	Switch, Inc. Class A	(203,257)	(1,695)
First Financial Bancorp	(21,072)	(555)	ViaSat, Inc. (Æ)	(22,190)	(1,391)
KKR & Co. , Inc. Class A	(102,600)	(2,304)			(26,354)
Moody's Corp.	(15,020)	(2,381)	Utilities - (0.3)%
New Residential Investment Corp. (ö)	(134,144)	(2,278)	Centennial Resource Development, Inc. Class
New York Community Bancorp, Inc.	(31,700)	(368)	A(Æ)	(56,508)	(744)
Pacific Premier Bancorp, Inc.	(67,251)	(2,001)	CenturyLink, Inc.	(147,800)	(2,264)
Sabra Health Care REIT, Inc. (ö)	(127,372)	(2,616)	Extraction Oil & Gas, Inc. (Æ)	(416,481)	(1,641)
Sterling Bancorp	(132,139)	(2,542)	Pattern Energy Group, Inc. Class A	(116,717)	(2,484)
Tanger Factory Outlet Centers, Inc. (ö)	(100,753)	(2,292)			(7,133)
Virtu Financial, Inc. Class A	(108,348)	(2,768)
		(33,635)	Total Securities Sold Short
Health Care - (0.7)%			(proceeds $140,077)		(135,689)
Abbott Laboratories	(13,360)	(975)
AnaptysBio, Inc. (Æ)	(2,980)	(198)	Other Assets and Liabilities, Net
Arena Pharmaceuticals, Inc. (Æ)	(17,230)	(792)	- (2.3%)		(58,756)
Becton Dickinson and Co.	(6,400)	(1,597)	Net Assets - 100.0%		2,538,274
Bio-Techne Corp. (Æ)	(6,904)	(1,204)
Exact Sciences Corp. (Æ)	(1,200)	(108)
Heron Therapeutics, Inc. (Æ)	(8,300)	(223)
LHC Group, Inc. (Æ)	(21,750)	(2,300)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(19,400)	(2,291)
Madrigal Pharmaceuticals, Inc. (Æ)	(1,960)	(227)
MyoKardia, Inc. (Æ)	(4,120)	(170)
Prestige Brands Holdings, Inc. (Æ)	(74,800)	(2,088)
Repligen Corp. (Æ)	(27,990)	(1,596)
Sage Therapeutics, Inc. (Æ)	(3,110)	(443)
Syneos Health, Inc. (Æ)	(30,700)	(1,567)
Teladoc Health, Inc. (Æ)	(23,170)	(1,488)
		(17,267)
Materials and Processing - (0.5)%
AAON, Inc.	(44,778)	(1,654)
Beacon Roofing Supply, Inc. (Æ)	(65,849)	(2,393)
DowDuPont, Inc.	(38,920)	(2,094)
Sherwin-Williams Co. (The)	(7,974)	(3,361)
Simpson Manufacturing Co. , Inc.	(11,610)	(713)
Summit Materials, Inc. Class A(Æ)	(150,600)	(2,298)
		(12,513)
Producer Durables - (0.4)%
Healthcare Services Group, Inc.	(51,730)	(2,256)
Knight-Swift Transportation Holdings, Inc.
(Æ)	(81,580)	(2,590)
LCI Industries	(33,109)	(2,730)
Nordson Corp.	(19,130)	(2,480)
		(10,056)
Technology - (1.1)%
Brooks Automation, Inc.	(62,661)	(1,951)

See accompanying notes which are an integral part of this quarterly report.

24 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	240	USD	32,454	03/19	2,615
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,615

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practica
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$557,727	$—	$—	$—	$557,727
Consumer Staples	174,569	—	—	—	174,569
Energy	159,708	—	—	—	159,708
Financial Services	455,488	—	—	—	455,488
Health Care	272,133	—	—	—	272,133
Materials and Processing	94,574	—	—	—	94,574
Producer Durables	249,886	—	—	—	249,886
Technology	552,773	—	—	—	552,773
Utilities	79,226	—	—	—	79,226
Short-Term Investments	—	695	—	73,131	73,826
Other Securities	—	—	—	62,809	62,809
Total Investments	2,596,084	695	—	135,940	2,732,719
Securities Sold Short**	(135,689)	—	—	—	(135,689)

Other Financial Instruments
Assets
Futures Contracts	2,615	—	—	—	2,615

Total Other Financial Instruments*	$2,615	$—	$—	$—	$2,615

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 25

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.0%			HollyFrontier Corp.	4,110	232
Consumer Discretionary - 7.2%			Marathon Oil Corp.	16,500	261
Aaron's, Inc. Class A	1,390	70	Marathon Petroleum Corp.	8,500	562
Advance Auto Parts, Inc.	1,949	311	National Oilwell Varco, Inc.	9,930	293
Aramark	2,509	83	NextEra Energy Partners, LP	700	28
AutoZone, Inc. (Æ)	159	135	Noble Energy, Inc.	22,340	499
Best Buy Co. , Inc.	5,840	346	Parsley Energy, Inc. Class A(Æ)	2,945	55
BJ's Wholesale Club Holdings, Inc. (Æ)	2,100	55	PBF Energy, Inc. Class A	5,927	217
Bloomin' Brands, Inc.	800	15	Pioneer Natural Resources Co.	300	43
BorgWarner, Inc.	7,400	303	Range Resources Corp.	5,079	56
Cable One, Inc.	50	44	Valero Energy Corp.	1,370	120
Choice Hotels International, Inc.	970	77	Williams Cos. , Inc. (The)	19,200	517
Churchill Downs, Inc.	1,197	110	World Fuel Services Corp.	2,200	55
Dana Holding Corp.	3,000	53			4,582
Darden Restaurants, Inc.	860	90
Dollar Tree, Inc. (Æ)	3,200	310	Financial Services - 26.2%
Domino's Pizza, Inc.	720	204	Affiliated Managers Group, Inc.	5,100	535
Expedia, Inc.	813	97	Alliance Data Systems Corp.	757	134
Extended Stay America, Inc.	5,569	95	American Campus Communities, Inc. (ö)	11,200	515
Grand Canyon Education, Inc. (Æ)	830	77	American Equity Investment Life Holding
Interpublic Group of Cos. , Inc. (The)	8,700	198	Co.	300	9
Jack in the Box, Inc.	500	40	American Homes 4 Rent Class A(ö)	38,400	849
Lear Corp.	210	32	American International Group, Inc.	11,000	476
Live Nation Entertainment, Inc. (Æ)	1,784	95	AvalonBay Communities, Inc. (ö)	1,390	268
LKQ Corp. (Æ)	4,366	114	Axis Capital Holdings, Ltd.	3,870	207
Meredith Corp. (Ñ)	8,000	435	Banner Corp.	1,290	70
MGM Resorts International	17,244	508	Camden Property Trust(ö)	5,070	492
Michaels Cos. , Inc. (The)(Æ)	3,300	46	Capital One Financial Corp.	4,800	387
Newell Rubbermaid, Inc.	3,137	67	CBRE Group, Inc. Class A(Æ)	6,130	280
NVR, Inc. (Æ)	81	215	Chemical Financial Corp.	1,874	83
Office Depot, Inc.	4,700	14	Citizens Financial Group, Inc.	9,620	326
Omnicom Group, Inc.	3,600	280	Commerce Bancshares, Inc.	7,916	473
PVH Corp.	1,342	146	CoreCivic, Inc. (Æ)	1,100	22
Quotient Technology, Inc. (Æ)	30,774	308	Cousins Properties, Inc. (ö)	32,800	290
Sirius XM Holdings, Inc. (Ñ)	40,116	234	Crown Castle International Corp. (ö)	4,100	480
Tapestry, Inc.	5,100	197	Cullen/Frost Bankers, Inc.	3,050	297
TEGNA, Inc.	1,800	21	Discover Financial Services	4,480	302
Vail Resorts, Inc.	621	117	Douglas Emmett, Inc. (ö)	11,720	443
		5,542	Duke Realty Corp. (ö)	4,510	132
			E*Trade Financial Corp.	6,350	296
Consumer Staples - 3.9%			Equity Commonwealth(ö)	11,990	388
Archer-Daniels-Midland Co.	20,440	918	Equity LifeStyle Properties, Inc. Class A(ö)	1,280	136
Bunge, Ltd.	4,200	231	Erie Indemnity Co. Class A	750	110
Energizer Holdings, Inc.	17,000	806	Essent Group, Ltd. (Æ)	2,365	94
Herbalife Nutrition, Ltd. (Æ)	2,820	168	Essex Property Trust, Inc. (ö)	300	81
Kellogg Co.	6,700	395	Everest Re Group, Ltd.	1,770	388
Nu Skin Enterprises, Inc. Class A	2,190	144	FactSet Research Systems, Inc.	660	144
Post Holdings, Inc. (Æ)	1,050	97	Fidelity National Financial, Inc.	3,950	143
Tyson Foods, Inc. Class A	4,450	276	First American Financial Corp.	1,580	79
		3,035	First BanCorp	2,700	29
			First Hawaiian, Inc.	6,670	172
Energy - 5.9%			First Republic Bank	4,100	396
Apache Corp.	8,850	290	Hartford Financial Services Group, Inc.	26,650	1,250
Arch Coal, Inc. Class A	900	79	HCP, Inc. (ö)	3,550	112
Cabot Oil & Gas Corp.	4,200	105	Highwoods Properties, Inc. (ö)	3,680	163
Concho Resources, Inc.	964	116	Hudson Pacific Properties, Inc. (ö)	2,720	88
Continental Resources, Inc. (Æ)	2,090	96	Liberty Property Trust(ö)	1,300	61
Devon Energy Corp.	20,520	547	Lincoln National Corp.	500	29
Diamondback Energy, Inc.	3,600	371	LPL Financial Holdings, Inc.	200	14
EOG Resources, Inc.	400	40	M&T Bank Corp.	5,480	903

See accompanying notes which are an integral part of this quarterly report.

26 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Markel Corp. (Æ)	128	135	Materials and Processing - 5.6%
Medical Properties Trust, Inc. (ö)	22,700	413	Acuity Brands, Inc.	250	30
Mid-America Apartment Communities, Inc.			Air Products & Chemicals, Inc.	850	140
(ö)	2,600	263	Armstrong World Industries, Inc.	300	20
Northern Trust Corp.	5,800	513	Ashland Global Holdings, Inc.	3,300	250
PacWest Bancorp	13,000	502	Beacon Roofing Supply, Inc. (Æ)	2,652	96
Paramount Group, Inc. (ö)	2,400	35	Cabot Corp.	11,250	527
Pinnacle Financial Partners, Inc.	13,400	722	Cabot Microelectronics Corp.	5,100	520
Popular, Inc.	6,240	341	Celanese Corp. Class A	1,900	182
Progressive Corp. (The)	4,800	323	CF Industries Holdings, Inc.	4,420	193
Prudential Financial, Inc.	950	88	Crown Holdings, Inc. (Æ)	1,669	85
Raymond James Financial, Inc.	2,226	179	Eastman Chemical Co.	370	30
Rayonier, Inc. (ö)	4,650	142	Ferro Corp. (Æ)	700	12
Reinsurance Group of America, Inc. Class A	3,380	488	Huntsman Corp.	4,600	101
RenaissanceRe Holdings, Ltd.	1,070	148	Ingersoll-Rand PLC	3,780	378
Retail Properties of America, Inc. Class A(ö)	16,200	205	Lennox International, Inc.	620	142
SBA Communications Corp. (Æ)(ö)	2,217	405	Louisiana-Pacific Corp.	12,900	315
Signature Bank	1,497	191	Martin Marietta Materials, Inc.	2,950	521
SITE Centers Corp. (ö)	5,800	76	Masco Corp.	9,800	318
SunTrust Banks, Inc.	4,060	241	PQ Group Holdings, Inc. (Æ)	2,300	35
Synovus Financial Corp.	5,520	196	Stepan Co.	700	62
Torchmark Corp.	1,490	125	Valmont Industries, Inc.	700	90
Travelers Cos. , Inc. (The)	620	78	Westrock Co.	1,876	76
VICI Properties, Inc. (ö)	13,300	286	WR Grace & Co.	2,900	206
Voya Financial, Inc.	6,110	284			4,329
Webster Financial Corp.	1,654	89
WEX, Inc. (Æ)	694	112	Producer Durables - 15.3%
Willis Towers Watson PLC(Æ)	6,188	1,007	AECOM(Æ)	6,350	194
Zions Bancorp NA	10,200	485	AGCO Corp.	8,018	515
		20,218	Allison Transmission Holdings, Inc. Class A	2,548	124
			Ametek, Inc.	1,478	108
Health Care - 8.8%			AO Smith Corp.	11,370	545
Alexion Pharmaceuticals, Inc. (Æ)	1,832	225	Arconic, Inc.	11,800	222
Allscripts Healthcare Solutions, Inc. (Æ)	12,500	147	Avery Dennison Corp.	2,520	263
AmerisourceBergen Corp. Class A	7,000	584	Carlisle Cos. , Inc.	1,038	112
Athenahealth, Inc. (Æ)	960	129	CH Robinson Worldwide, Inc.	2,900	252
BioMarin Pharmaceutical, Inc. (Æ)	1,632	160	Colfax Corp. (Æ)	4,000	99
Cardinal Health, Inc.	6,280	314	Crane Co.	2,283	189
Centene Corp. (Æ)	3,572	467	Cummins, Inc.	1,320	194
Cerner Corp. (Æ)	1,930	106	Delta Air Lines, Inc.	8,400	415
DaVita HealthCare Partners, Inc. (Æ)	1,972	111	Donaldson Co. , Inc.	2,550	121
Exact Sciences Corp. (Æ)	4,088	368	Dover Corp.	4,390	385
Genomic Health, Inc. (Æ)	200	15	EMCOR Group, Inc.	1,210	79
Halozyme Therapeutics, Inc. (Æ)	2,900	47	Expeditors International of Washington, Inc.	5,142	356
Humana, Inc.	4,250	1,314	Fluor Corp.	8,370	306
Incyte Corp. (Æ)	300	24	HEICO Corp.	2,180	184
IQVIA Holdings, Inc. (Æ)	1,565	202	Hubbell, Inc. Class B	4,900	536
Jazz Pharmaceuticals PLC(Æ)	360	45	Insperity, Inc.	790	84
Medicines Co. (The)(Æ)(Ñ)	5,589	129	Jacobs Engineering Group, Inc.	2,320	150
Pacira Pharmaceuticals, Inc. (Æ)	4,418	179	JB Hunt Transport Services, Inc.	3,220	344
PerkinElmer, Inc.	926	84	KBR, Inc.	3,600	62
Sarepta Therapeutics, Inc. (Æ)	1,352	189	Knight-Swift Transportation Holdings, Inc.
Varian Medical Systems, Inc. (Æ)	1,920	253	(Æ)	4,431	141
Vertex Pharmaceuticals, Inc. (Æ)	1,155	220	L3 Technologies, Inc.	3,600	710
WellCare Health Plans, Inc. (Æ)	1,004	278	Lamb Weston Holdings, Inc.	3,130	226
Wright Medical Group NV(Æ)	5,415	162	Landstar System, Inc.	2,160	219
Zimmer Biomet Holdings, Inc.	9,800	1,074	ManpowerGroup, Inc.	2,580	204
		6,826	MasTec, Inc. (Æ)	3,105	138
			MAXIMUS, Inc.	2,557	179
			Navistar International Corp. (Æ)	1,960	64

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 27

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Paychex, Inc.	3,160	224	Skyworks Solutions, Inc.	2,052	150
Pentair PLC	5,220	215	Symantec Corp.	13,900	292
Quanta Services, Inc.	6,020	213	Synchronoss Technologies, Inc. (Æ)	22,729	163
Robert Half International, Inc.	3,260	210	Synopsys, Inc. (Æ)	3,030	283
Rockwell Automation, Inc.	2,150	365	Tableau Software, Inc. Class A(Æ)	620	79
Rollins, Inc.	2,900	108	Tech Data Corp. (Æ)	1,000	96
Ryder System, Inc.	3,930	228	Teradata Corp. (Æ)	2,090	93
Snap-on, Inc.	804	133	Varonis Systems, Inc. (Æ)	400	24
SPX FLOW, Inc. (Æ)	1,000	33	Verint Systems, Inc. (Æ)	1,650	80
Stanley Black & Decker, Inc.	3,000	379	VeriSign, Inc. (Æ)	1,640	278
Stericycle, Inc. (Æ)	1,219	54	Western Digital Corp.	14,800	665
Terex Corp.	7,920	243	Xilinx, Inc.	2,900	325
Textron, Inc.	7,250	386	Zynga, Inc. Class A(Æ)	58,600	263
Toro Co. (The)	3,250	193			9,649
Trimble Navigation, Ltd. (Æ)	3,873	146
TriNet Group, Inc. (Æ)	200	9	Utilities - 7.6%
WageWorks, Inc. (Æ)	3,655	115	ALLETE, Inc.	1,050	81
WESCO International, Inc. (Æ)	3,950	207	American Electric Power Co. , Inc.	5,500	435
Worldpay, Inc. Class A(Æ)	1,974	165	American States Water Co.	790	53
XPO Logistics, Inc. (Æ)	2,074	126	Aqua America, Inc.	5,260	184
Xylem, Inc.	5,300	378	California Water Service Group	1,290	64
		11,850	CenterPoint Energy, Inc.	8,990	278
			Chesapeake Utilities Corp.	500	45
Technology - 12.5%			CMS Energy Corp.	3,200	167
8x8, Inc. (Æ)	900	16	CNX Resources Corp. (Æ)	5,400	66
Analog Devices, Inc.	4,600	455	DTE Energy Co.	5,470	644
Anixter International, Inc. (Æ)	800	49	Eversource Energy(Æ)	5,260	365
Ansys, Inc. (Æ)	120	20	FirstEnergy Corp.	12,400	486
Arrow Electronics, Inc. (Æ)	5,580	424	Hawaiian Electric Industries, Inc.	3,160	118
Aspen Technology, Inc. (Æ)	2,990	289	Kosmos Energy, Ltd. (Æ)	9,300	48
Avaya Holdings Corp. (Æ)	4,700	79	Northwest Natural Holding Co.	300	19
Avnet, Inc.	9,340	385	NRG Energy, Inc.	7,630	312
Black Knight, Inc. (Æ)	2,426	119	Pinnacle West Capital Corp.	5,380	474
Box, Inc. Class A(Æ)	1,200	25	Plains GP Holdings, LP Class A(Æ)	1,200	27
Cirrus Logic, Inc. (Æ)	1,050	39	Portland General Electric Co.	1,130	55
Coherent, Inc. (Æ)	693	82	PPL Corp.	13,500	423
CommScope Holding Co. , Inc. (Æ)	8,200	171	Public Service Enterprise Group, Inc.	11,750	640
CommVault Systems, Inc. (Æ)	500	33	Sempra Energy	5,600	656
Cornerstone OnDemand, Inc. (Æ)	1,140	65	US Cellular Corp. (Æ)	2,730	157
Cypress Semiconductor Corp.	41,700	577	Zayo Group Holdings, Inc. (Æ)	2,946	81
F5 Networks, Inc. (Æ)	1,809	291			5,878
FireEye, Inc. (Æ)	5,500	97
Fortinet, Inc. (Æ)	300	23	Total Common Stocks
Genpact, Ltd.	4,606	137	(cost $65,912)		71,909
GoDaddy, Inc. Class A(Æ)	2,696	185
Hewlett Packard Enterprise Co.	6,300	98	Short-Term Investments - 11.7%
HP, Inc. (Æ)	2,800	62	U. S. Cash Management Fund(@)	9,024,393(8)	9,026
Infinera Corp. (Æ)	25,373	112	Total Short-Term Investments
Inphi Corp. (Æ)	600	24	(cost $9,024)		9,026
InterXion Holding NV(Æ)	4,916	295
Jabil Circuit, Inc.	8,800	235	Other Securities - 1.1%
Juniper Networks, Inc.	12,230	317	U. S. Cash Collateral Fund(×)(@)	852,485(8)	852
LogMeIn, Inc.	2,417	225	Total Other Securities
Lumentum Holdings, Inc. (Æ)	1,813	89	(cost $852)		852
Marvell Technology Group, Ltd.	6,013	111
Microchip Technology, Inc. (Ñ)	1,978	159	Total Investments 105.8%
Motorola Solutions, Inc.	10,440	1,220	(identified cost $75,788)		81,787
NetScout Systems, Inc. (Æ)	2,800	73
Nuance Communications, Inc. (Æ)	10,400	165	Other Assets and Liabilities, Net
Sanmina Corp. (Æ)	3,600	112	- (5.8%)		(4,457)

See accompanying notes which are an integral part of this quarterly report.

28 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Net Assets - 100.0%	77,330

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 29

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	40	USD	7,344	03/19	523
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					523

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$5,542	$—	$—	$—	$5,542
Consumer Staples	3,035	—	—	—	3,035
Energy	4,582	—	—	—	4,582
Financial Services	20,218	—	—	—	20,218
Health Care	6,826	—	—	—	6,826
Materials and Processing	4,329	—	—	—	4,329
Producer Durables	11,850	—	—	—	11,850
Technology	9,649	—	—	—	9,649
Utilities	5,878	—	—	—	5,878
Short-Term Investments	—	—	—	9,026	9,026
Other Securities	—	—	—	852	852
Total Investments	71,909	—	—	9,878	81,787

Other Financial Instruments
Assets
Futures Contracts	523	—	—	—	523

Total Other Financial Instruments*	$523	$—	$—	$—	$523

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.2%			Fitbit, Inc. Class A(Æ)	77,200	476
Consumer Discretionary - 13.6%			Five Below, Inc. (Æ)	13,243	1,639
2U, Inc. (Æ)(Ñ)	40,771	2,318	Flexsteel Industries, Inc.	8,379	209
Aaron's, Inc. Class A	67,902	3,400	Floor & Decor Holdings, Inc. Class A(Æ)(Ñ)	17,366	595
Adtalem Global Education, Inc. (Æ)	53,757	2,629	Fortress Transportation & Infrastructure
Advanced Energy Industries, Inc. (Æ)	16,890	866	Investors LLC	412,623	6,087
AH Belo Corp. Class A	135,667	548	Fossil Group, Inc. (Æ)(Ñ)	34,335	582
AMC Entertainment Holdings, Inc. Class			Foundation Building Materials, Inc. (Æ)	2,700	25
A(Ñ)	44,805	656	Francesca's Holdings Corp. (Æ)	739,035	653
American Eagle Outfitters, Inc.	42,206	891	Full House Resorts, Inc. (Æ)	661,477	1,521
American Public Education, Inc. (Æ)	23,894	707	Genesco, Inc. (Æ)	51,925	2,346
Aspen Group, Inc. (Æ)(Ñ)	236,010	1,097	G-III Apparel Group, Ltd. (Æ)	21,682	756
Avon Products, Inc. (Æ)	62,000	145	Golden Entertainment, Inc. (Æ)(Ñ)	57,863	1,082
B. Riley Financial, Inc.	140,136	2,137	Grand Canyon Education, Inc. (Æ)	27,358	2,542
Barnes & Noble Education, Inc. (Æ)	121,801	697	Gray Television, Inc. (Æ)	66,884	1,118
Bassett Furniture Industries, Inc.	7,848	150	Group 1 Automotive, Inc.	5,200	317
Beasley Broadcasting Group, Inc. Class A	34,370	155	Habit Restaurants, Inc. (The) Class A(Æ)	17,367	177
Bed Bath & Beyond, Inc. (Ñ)	71,414	1,078	HealthStream, Inc.	9,300	234
Big Lots, Inc.	114,438	3,609	Hemisphere Media Group, Inc. Class A(Æ)	5,356	71
BJ's Wholesale Club Holdings, Inc. (Æ)(Ñ)	117,859	3,101	Hibbett Sports, Inc. (Æ)	131,563	2,150
Bloomin' Brands, Inc.	10,800	199	Houghton Mifflin Harcourt Co. (Æ)	28,000	293
Boot Barn Holdings, Inc. (Æ)	79,799	1,870	Instructure, Inc. (Æ)	10,986	434
Cable One, Inc.	6,472	5,723	International Speedway Corp. Class A	21,242	923
Callaway Golf Co.	46,579	759	J Alexander's Holdings, Inc. (Æ)	123,807	1,065
Canada Goose Holdings, Inc. (Æ)(Ñ)	31,525	1,622	J. Jill, Inc. (Æ)	4,000	24
Cardlytics, Inc. (Æ)(Ñ)	46,913	821	Jack in the Box, Inc.	69,586	5,633
Care. com, Inc. (Æ)	4,600	109	K12, Inc. (Æ)	10,600	334
Carriage Services, Inc. Class A	92,252	1,794	La-Z-Boy, Inc. Class Z	26,831	795
Carrols Restaurant Group, Inc. (Æ)	45,783	395	Lee Enterprises, Inc. (Æ)	829,510	2,265
Central Garden & Pet Co. (Æ)(Ñ)	32,141	1,260	LGI Homes, Inc. (Æ)(Ñ)	44,300	2,627
Central Garden & Pet Co. Class A(Æ)	100,020	3,563	Libbey, Inc.	373,850	1,876
Century Casinos, Inc. (Æ)	292,567	2,244	Lifetime Brands, Inc.	48,955	476
Century Communities, Inc. (Æ)	127,500	2,991	Lovesac Co. (The)(Æ)(Ñ)	55,787	1,332
Cheesecake Factory, Inc. (The)(Ñ)	18,821	845	Malibu Boats, Inc. Class A(Æ)	11,334	460
Chegg, Inc. (Æ)	140,949	4,964	Marchex, Inc. Class B	25,702	103
Children's Place, Inc. (The)	14,735	1,426	Marriott Vacations Worldwide Corp.	6,456	572
Chuy's Holdings, Inc. (Æ)	68,393	1,554	MDC Partners, Inc. Class A(Æ)	269,400	800
Clarus Corp.	57,500	644	Meredith Corp. (Ñ)	94,842	5,147
Conn's, Inc. (Æ)	175,230	3,669	Michaels Cos. , Inc. (The)(Æ)	27,300	378
Cooper Tire & Rubber Co.	261,478	9,205	Murphy USA, Inc. (Æ)	6,657	490
Cooper-Standard Holdings, Inc. (Æ)	19,877	1,520	News Corp. Class A	4,400	56
Cracker Barrel Old Country Store, Inc. (Ñ)	1,765	295	Nexstar Media Group, Inc. Class A	21,456	1,791
Cumulus Media, Inc. (Æ)	21,016	253	Noodles & Co. Class A(Æ)	281,377	2,026
Dana Holding Corp.	77,508	1,366	Nutrisystem, Inc.	17,216	747
Dave & Buster's Entertainment, Inc.	7,253	373	NVR, Inc. (Æ)	504	1,341
Deckers Outdoor Corp. (Æ)	4,624	594	Office Depot, Inc.	155,520	459
Del Taco Restaurants, Inc. (Æ)	180,000	1,870	Ollie's Bargain Outlet Holdings, Inc. (Æ)	24,247	1,895
Delta Apparel, Inc. (Æ)	90,119	2,122	OptimizeRx Corp. (Æ)	80,405	904
Destination XL Group, Inc. (Æ)	10,624	27	Oxford Industries, Inc.	9,194	704
Diversified Restaurant Holdings, Inc. (Æ)	410,900	431	Papa John's International, Inc. (Ñ)	65,391	2,765
Domino's Pizza, Inc.	1,940	550	Penn National Gaming, Inc. (Æ)	32,416	786
Dorman Products, Inc. (Æ)	11,248	967	PetIQ, Inc. (Æ)(Ñ)	156,940	4,774
DSW, Inc. Class A	54,529	1,486	Planet Fitness, Inc. Class A(Æ)	59,505	3,447
Eldorado Resorts, Inc. (Æ)	159,683	7,445	Pool Corp.	40,429	6,061
Entercom Communications Corp. Class A(Ñ)	61,385	450	Potbelly Corp. (Æ)	26,500	230
Entravision Communications Corp. Class A	101,018	398	QuinStreet, Inc. (Æ)	137,383	2,616
EVINE Live, Inc. (Æ)	513,800	283	Red Lion Hotels Corp. (Æ)	101,600	940
EW Scripps Co. (The) Class A	41,245	775	Red Robin Gourmet Burgers, Inc. (Æ)	17,580	562
Express, Inc. (Æ)	165,770	879	Red Rock Resorts, Inc. Class A	32,809	833
Extended Stay America, Inc.	252,286	4,314	Rent-A-Center, Inc. Class A(Æ)	8,400	147

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 31

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Ruth's Hospitality Group, Inc.	28,370	655	Energy - 3.1%
Sally Beauty Holdings, Inc. (Æ)(Ñ)	91,020	1,567	Algonquin Power & Utilities Corp.	421,750	4,655
Scholastic Corp.	20,642	861	Arch Coal, Inc. Class A	21,992	1,938
Scientific Games Corp. Class A(Æ)(Ñ)	36,266	909	C&J Energy Services, Inc. (Æ)	80,702	1,297
SeaWorld Entertainment, Inc. (Æ)	16,367	426	Carrizo Oil & Gas, Inc. (Æ)	95,942	1,178
Signet Jewelers, Ltd.	13,346	325	CONSOL Energy, Inc. (Æ)	29,260	1,040
Sinclair Broadcast Group, Inc. Class A	17,902	552	Core Laboratories NV(Ñ)	15,350	1,036
Sportsman's Warehouse Holdings, Inc. (Æ)	214,800	1,104	Delek US Holdings, Inc.	6,300	205
Stamps. com, Inc. (Æ)	4,690	873	Dril-Quip, Inc. (Æ)	14,789	554
Standard Motor Products, Inc.	82,931	4,077	Eclipse Resources Corp. (Æ)(Ñ)	866,200	996
Steven Madden, Ltd.	42,453	1,386	Exterran Corp. (Æ)	6,200	108
Strategic Education, Inc. (Æ)	58,333	6,382	Flotek Industries, Inc. (Æ)	1,542	4
Sturm Ruger & Co. , Inc.	55,395	3,018	Gores Holdings, Inc. Class A(Æ)	193,375	2,221
Superior Uniform Group, Inc.	157,799	2,804	Gulfport Energy Corp. (Æ)	265,910	2,232
Systemax, Inc.	69,083	1,612	Helix Energy Solutions Group, Inc. (Æ)	77,261	528
Tailored Brands, Inc.	43,300	547	Independence Contract Drilling, Inc. (Æ)	90,072	308
TEGNA, Inc.	86,979	1,021	Keane Group, Inc. (Æ)	49,738	501
Telaria, Inc. (Æ)	35,800	114	KLX Energy Services Holdings, Inc. (Æ)	67,366	1,756
Texas Roadhouse, Inc. Class A	21,745	1,323	Laredo Petroleum, Inc. (Æ)	226,170	859
Thor Industries, Inc.	36,856	2,400	Luxfer Holdings PLC	87,424	1,741
Tile Shop Holdings, Inc.	315,300	2,393	Matador Resources Co. (Æ)	51,135	997
Tilly's, Inc. Class A	25,101	304	McDermott International, Inc. (Æ)(Ñ)	220,833	1,948
Tower International, Inc.	97,200	2,827	Natural Gas Services Group, Inc. (Æ)	41,600	687
Town Sports International Holdings, Inc. (Æ)	1,500	9	NextEra Energy Partners, LP	1,500	60
TravelCenters of America LLC(Æ)	459,432	2,306	Noble Corp. PLC(Æ)	141,658	467
TRI Pointe Group, Inc. (Æ)	39,200	527	Northern Oil and Gas, Inc. (Æ)	125,451	317
Universal Electronics, Inc. (Æ)	2,100	59	Ormat Technologies, Inc.	13,340	770
Urban One, Inc. (Æ)	310,604	637	Par Pacific Holdings, Inc. (Æ)	42,992	699
Viad Corp.	18,292	964	Patterson-UTI Energy, Inc.	41,772	507
Vista Outdoor, Inc. (Æ)	25,100	250	PBF Energy, Inc. Class A	29,600	1,084
WideOpenWest, Inc. (Æ)	35,400	268	Peabody Energy Corp.	31,339	1,119
Zumiez, Inc. (Æ)	15,395	391	Phillips 66 Partners, LP	75,347	3,693
		220,821	Profire Energy, Inc. (Æ)	73,782	123
			ProPetro Holding Corp. (Æ)	13,900	227
Consumer Staples - 3.0%			REX American Resources Corp. (Æ)	10,528	768
Andersons, Inc. (The)	84,070	2,947	RigNet, Inc. (Æ)	36,500	488
B&G Foods, Inc. Class A(Ñ)	56,425	1,504	Smart Sand, Inc. (Æ)(Ñ)	106,709	271
Calavo Growers, Inc. (Ñ)	52,377	4,261	Solaris Oilfield Infrastructure, Inc. Class A(Ñ)	88,600	1,333
Casey's General Stores, Inc.	31,407	4,041	Southwestern Energy Co. (Æ)	190,770	834
Core-Mark Holding Co. , Inc.	144,954	4,042	SunCoke Energy, Inc.	150,111	1,688
elf Beauty, Inc. (Æ)	118,200	993	Superior Energy Services, Inc. (Æ)	592,500	2,316
Energizer Holdings, Inc.	123,415	5,850	TETRA Technologies, Inc. (Æ)	411,300	876
Flowers Foods, Inc.	161,034	3,166	TPI Composites, Inc. (Æ)	88,254	2,672
Fresh Del Monte Produce, Inc.	34,444	1,102	Transocean, Ltd. (Æ)	36,455	312
Helen of Troy, Ltd. (Æ)	4,640	538	Unit Corp. (Æ)	96,019	1,532
Herbalife Nutrition, Ltd. (Æ)	14,000	836	US Silica Holdings, Inc. (Ñ)	35,638	480
J&J Snack Foods Corp.	26,132	4,033	W&T Offshore, Inc. (Æ)	12,700	64
MGP Ingredients, Inc. (Ñ)	8,336	598	World Fuel Services Corp.	33,800	841
National Beverage Corp.	7,700	646	WPX Energy, Inc. (Æ)	35,286	433
National Vision Holdings, Inc. (Æ)	48,795	1,550			50,763
Nomad Foods, Ltd. (Æ)	166,536	3,053
Nu Skin Enterprises, Inc. Class A	15,000	985	Financial Services - 23.2%
PetMed Express, Inc. (Ñ)	19,725	467	1st Source Corp.	10,703	486
Rite Aid Corp. (Æ)	128,100	103	Acadia Realty Trust(ö)	20,394	586
Rosetta Stone, Inc. (Æ)	40,595	615	Alexander & Baldwin, Inc.	58,028	1,337
Sanderson Farms, Inc. (Ñ)	17,272	2,126	Altisource Portfolio Solutions SA(Æ)(Ñ)	46,376	1,098
Simply Good Foods Co. (The)(Æ)	81,493	1,613	Amalgamated Bank Class A	37,349	670
Universal Corp.	50,180	2,895	American Equity Investment Life Holding
		47,964	Co.	49,481	1,550
			American Homes 4 Rent Class A(ö)	48,600	1,075

See accompanying notes which are an integral part of this quarterly report.

32 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Ameris Bancorp	52,889	2,008	CyrusOne, Inc. (ö)	32,277	1,749
AMERISAFE, Inc.	52,994	3,148	Diamond Hill Investment Group, Inc.	10,727	1,663
Arrow Financial Corp.	2,251	72	DiamondRock Hospitality Co. (ö)	88,917	903
Artisan Partners Asset Management, Inc.			Douglas Emmett, Inc. (ö)	59,748	2,260
Class A	31,800	742	Eagle Bancorp, Inc. (Æ)	24,039	1,319
Associated Capital Group, Inc. Class A(Ñ)	10,959	465	Easterly Government Properties, Inc. (Ñ)(ö)	159,373	2,862
Atlantic Capital Bancshares, Inc. (Æ)	98,100	1,774	eHealth, Inc. (Æ)	159	10
Axis Capital Holdings, Ltd.	17,700	948	Employers Holdings, Inc.	19,239	815
Banc of California, Inc.	29,575	431	Enstar Group, Ltd. (Æ)	4,349	774
BancFirst Corp.	4,112	221	Enterprise Financial Services Corp.	15,773	696
BancorpSouth Bank	28,369	828	Equity Commonwealth(ö)	41,400	1,340
Bank of Marin Bancorp	9,026	379	Erie Indemnity Co. Class A	5,056	740
Bank of NT Butterfield & Son, Ltd. (The)	47,448	1,663	Essent Group, Ltd. (Æ)	65,928	2,621
Bank OZK	102,250	3,102	Essential Properties Realty Trust, Inc. (ö)	30,700	488
BankFinancial Corp.	7,503	113	Euronet Worldwide, Inc. (Æ)	14,397	1,656
Banner Corp.	56,450	3,079	Evercore, Inc. Class A	52,745	4,718
Baycom Corp. (Æ)	7,453	161	Everest Re Group, Ltd.	4,570	1,001
Beneficial Bancorp, Inc. (Æ)	9,800	153	Everi Holdings, Inc. (Æ)	143,001	951
Blucora, Inc. (Æ)	25,572	755	FactSet Research Systems, Inc.	5,890	1,288
Braemar Hotels & Resorts, Inc. (ö)	12,541	139	FB Financial Corp.	19,049	630
Brighthouse Financial, Inc. (Æ)	48,060	1,795	Federal Agricultural Mortgage Corp. Class C	53,290	3,770
Brightsphere Investment Group(Æ)	44,856	555	Federated Investors, Inc. Class B	43,079	1,126
Brixmor Property Group, Inc. (ö)	66,100	1,132	FedNat Holding Co.	14,167	257
Byline Bancorp, Inc. (Æ)	57,600	1,088	FGL Holdings	156,282	1,236
Cadence Bancorp	150,605	2,824	Financial Institutions, Inc.	500	13
Camden National Corp.	3,942	160	First Bancorp	44,370	1,631
Camden Property Trust(ö)	25,000	2,424	First BanCorp	223,287	2,379
Cannae Holdings, Inc. (Æ)	230,731	4,463	First Bancshares, Inc.	7,433	241
Capital City Bank Group, Inc.	75,000	1,800	First Busey Corp.	87,370	2,163
Capstar Financial Holdings, Inc.	20,502	327	First Business Financial Services, Inc.	651	13
Cass Information Systems, Inc.	9,466	465	First Defiance Financial Corp.	2,453	69
CatchMark Timber Trust, Inc. Class A(ö)	225,204	2,070	First Financial Bancorp	29,617	780
Cathay General Bancorp	22,608	839	First Foundation, Inc.	199,743	2,903
CBTX, Inc.	5,161	166	First Hawaiian, Inc.	227,099	5,843
CenterState Bank Corp.	29,769	738	First Horizon National Corp.	30,046	441
Central Pacific Financial Corp.	107,620	3,082	First Industrial Realty Trust, Inc. (ö)	33,945	1,111
Central Valley Community Bancorp	1,131	22	First Interstate BancSystem, Inc. Class A	18,318	713
Century Bancorp, Inc. Class A	17,800	1,382	First Midwest Bancorp, Inc.	32,312	712
Chatham Lodging Trust(ö)	17,000	344	Flagstar Bancorp, Inc.	9,876	305
Chemical Financial Corp.	19,210	854	FNB Corp.	455,273	5,303
Chemung Financial Corp.	155	6	Forestar Group, Inc. (Æ)	22,617	362
Chesapeake Lodging Trust(ö)	11,099	316	Franklin Financial Network, Inc.	10,008	319
Civista Bancshares, Inc.	44,493	833	Franklin Street Properties Corp. (ö)	86,793	644
Clipper Realty, Inc. (ö)	4,649	60	FRP Holdings, Inc. (Æ)	26,864	1,363
CNB Financial Corp.	3,150	80	Fulton Financial Corp.	137,106	2,200
CNO Financial Group, Inc.	81,572	1,458	Gaming and Leisure Properties, Inc. (ö)	26,500	994
Cohen & Steers, Inc.	124,914	4,700	Genworth Financial, Inc. Class A(Æ)	251,035	1,215
Columbia Banking System, Inc.	22,636	832	GEO Group, Inc. (The)(ö)	206,140	4,648
Community Bank System, Inc.	15,002	899	Getty Realty Corp. (ö)	57,900	1,856
Community Bankers Trust Corp.	43,003	321	Glacier Bancorp, Inc.	21,873	923
Community Trust Bancorp, Inc.	1,768	72	Gladstone Commercial Corp. (ö)	25,805	515
Consolidated-Tomoka Land Co.	21,632	1,322	Great Southern Bancorp, Inc.	4,061	217
CoreCivic, Inc. (Æ)	32,400	644	Great Western Bancorp, Inc.	43,916	1,549
CorePoint Lodging, Inc. (ö)	10,500	129	Green Dot Corp. Class A(Æ)	99,088	7,334
Cousins Properties, Inc. (ö)	178,452	1,579	Greenhill & Co. , Inc. (Ñ)	66,570	1,668
Cowen Group, Inc. Class A(Æ)	49,000	792	Guaranty Bancshares, Inc.	3,159	95
Cullen/Frost Bankers, Inc.	15,700	1,527	Hallmark Financial Services, Inc. (Æ)	174,510	1,692
Cushman & Wakefield PLC(Æ)	2,700	47	Hancock Holding Co.	21,126	868
Customers Bancorp, Inc. (Æ)	34,936	687	Hanover Insurance Group, Inc. (The)	6,900	787
CVB Financial Corp.	17,294	379	HarborOne Bancorp, Inc. (Æ)	4,600	70

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 33

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Health Insurance Innovations, Inc. Class			Northwest Bancshares, Inc.	37,995	670
A(Æ)(Ñ)	117,187	4,493	OFG Bancorp	13,300	258
Healthcare Realty Trust, Inc. (ö)	16,713	540	Old National Bancorp	58,334	942
Heartland Financial USA, Inc.	7,278	330	Old Second Bancorp, Inc.	200,411	2,812
Heritage Commerce Corp.	33,774	448	Opus Bank	21,900	458
Heritage Financial Corp.	21,410	663	Origin Bancorp, Inc.	42,000	1,431
Heritage Insurance Holdings, Inc.	2,599	38	Outfront Media, Inc. (ö)	264,596	5,490
Hersha Hospitality Trust Class A(ö)	29,464	546	Pacific City Financial Corp.	1,825	30
Home Bancorp, Inc.	2,411	85	Pacific Premier Bancorp, Inc.	31,269	930
Home BancShares, Inc.	295,036	5,403	PCSB Financial Corp.	117,805	2,393
HomeStreet, Inc. (Æ)	105,500	2,582	Peapack Gladstone Financial Corp.	109,400	2,920
HomeTrust Bancshares, Inc.	4,600	124	Pebblebrook Hotel Trust(Ñ)(ö)	34,495	1,106
Hope Bancorp, Inc.	49,775	712	Peoples Bancorp, Inc.	5,543	177
Horace Mann Educators Corp.	82,236	3,425	People's Utah Bancorp	3,100	91
Houlihan Lokey, Inc. Class A	16,182	716	Physicians Realty Trust(ö)	69,861	1,265
Howard Hughes Corp. (The)(Æ)	3,700	411	Piedmont Office Realty Trust, Inc. Class A(ö)	96,500	1,869
Iberiabank Corp.	52,082	3,848	Popular, Inc.	85,750	4,682
Independence Realty Trust, Inc. (ö)	216,676	2,264	Potlatch Corp. (ö)	107,759	3,974
Independent Bank Corp.	211,731	4,691	Primerica, Inc.	9,540	1,072
Independent Bank Group, Inc.	16,116	850	ProAssurance Corp.	15,018	641
Industrial Logistics Properties Trust(ö)	37,200	799	Prosperity Bancshares, Inc.	80,623	5,735
Innovative Industrial Properties, Inc. (Ñ)(ö)	11,811	731	Protective Insurance Corp. Class B	991	18
Interactive Brokers Group, Inc. Class A	1,400	71	PS Business Parks, Inc. (ö)	9,313	1,352
International Bancshares Corp.	10,280	365	Pzena Investment Management, Inc. Class A	208,378	1,825
Investment Technology Group, Inc.	9,863	298	QCR Holdings, Inc.	6,361	218
Investors Bancorp, Inc.	68,223	828	QTS Realty Trust, Inc. Class A(ö)	97,299	4,097
Investors Real Estate Trust(ö)	35,370	2,082	Radian Group, Inc.	47,667	917
James River Group Holdings, Ltd.	110,062	4,245	RE/MAX Holdings, Inc. Class A	18,498	772
Jernigan Capital, Inc. (ö)	33,936	736	Redfin Corp. (Æ)	75,913	1,358
Kearny Financial Corp.	388,697	4,991	Renasant Corp.	20,174	717
Kemper Corp.	32,500	2,443	Retail Opportunity Investments Corp. (ö)	335,866	5,901
Kennedy-Wilson Holdings, Inc.	242,069	4,839	Retail Properties of America, Inc. Class A(ö)	65,600	829
Ladder Capital Corp. Class A(ö)	60,063	1,040	Retail Value, Inc. (ö)	7,097	216
Ladenburg Thalmann Financial Services, Inc.	40,241	116	Rexford Industrial Realty, Inc. (ö)	35,580	1,195
Lamar Advertising Co. Class A(ö)	4,400	328	RLI Corp.	8,234	544
Legacy Housing Corp. (Æ)	51,366	719	RLJ Lodging Trust(ö)	188,752	3,501
LegacyTexas Financial Group, Inc. (Æ)	35,444	1,412	RMR Group, Inc. (The) Class A	10,673	705
LendingClub Corp. (Æ)	11,700	37	Ryman Hospitality Properties, Inc. (ö)	53,062	4,264
LendingTree, Inc. (Æ)(Ñ)	8,841	2,620	S&T Bancorp, Inc.	14,711	565
Liberty Property Trust(ö)	44,422	2,094	Seacoast Banking Corp. of Florida(Æ)	10,577	291
Live Oak Bancshares, Inc.	54,015	751	Selective Insurance Group, Inc.	15,709	957
LPL Financial Holdings, Inc.	12,808	901	ServisFirst Bancshares, Inc.	19,119	645
Marcus & Millichap, Inc. (Æ)	39,359	1,559	Sierra Bancorp	6,732	179
MB Financial, Inc.	22,760	1,010	Silvercrest Asset Management Group, Inc.
Medical Properties Trust, Inc. (ö)	192,934	3,511	Class A	99,900	1,331
Mercantile Bank Corp.	6,179	205	Simmons First National Corp. Class A	27,362	677
Meridian Bancorp, Inc.	12,016	190	SITE Centers Corp. (ö)	133,540	1,745
Meta Financial Group, Inc.	22,707	535	SL Green Realty Corp. (ö)	2,200	203
MGIC Investment Corp. (Æ)	277,130	3,459	South State Corp.	11,991	796
MidWestOne Financial Group, Inc.	5,311	147	Southern First Bancshares, Inc. (Æ)	1,509	54
Morningstar, Inc.	40,545	5,034	SP Plus Corp. (Æ)	11,579	383
National Bank Holdings Corp. Class A	85,600	2,736	St. Joe Co. (The)(Æ)	78,171	1,216
National Commerce Corp. (Æ)	15,729	640	STAG Industrial, Inc. (ö)	27,824	767
National Health Investors, Inc. (ö)	5,439	453	State Auto Financial Corp.	43,850	1,491
National Western Life Group, Inc. Class A	3,087	936	Sterling Bancorp	10,030	193
Navigators Group, Inc. (The)	12,858	897	Stewart Information Services Corp.	14,250	633
NexPoint Residential Trust, Inc. (ö)	102,758	3,844	Stifel Financial Corp.	17,495	837
NMI Holdings, Inc. Class A(Æ)	91,781	2,019	Sunstone Hotel Investors, Inc. (ö)	74,249	1,062
Northeast Bancorp	65,000	1,282	Synovus Financial Corp.	32,500	1,151
Northfield Bancorp, Inc.	74,000	1,059	TCF Financial Corp.	161,780	3,585

See accompanying notes which are an integral part of this quarterly report.

34 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Tejon Ranch Co. (Æ)	62,666	1,179	Cardiovascular Systems, Inc. (Æ)	148,017	4,608
Terreno Realty Corp. (ö)	22,286	899	CareDx, Inc. (Æ)	90,877	2,547
Territorial Bancorp, Inc.	400	11	Castlight Health, Inc. Class B(Æ)	183,603	545
Third Point Reinsurance, Ltd. (Æ)	175,728	1,847	Catalyst Biosciences, Inc. (Æ)	37,361	328
Tier REIT, Inc. (ö)	14,109	332	Chemed Corp.	22,186	6,611
TriCo Bancshares	20,808	785	Chimerix, Inc. (Æ)	48,647	113
TriState Capital Holdings, Inc. (Æ)	44,613	908	Computer Programs & Systems, Inc.	7,600	199
Triumph Bancorp, Inc. (Æ)	11,015	336	Corcept Therapeutics, Inc. (Æ)(Ñ)	49,869	558
TrustCo Bank Corp.	6,900	54	CorVel Corp. (Æ)	35,303	2,205
Trustmark Corp.	24,301	766	Cross Country Healthcare, Inc. (Æ)	13,300	128
UMB Financial Corp.	12,191	785	CryoLife, Inc. (Æ)	17,681	493
UMH Properties, Inc. (ö)	124,500	1,747	Cutera, Inc. (Æ)	21,734	312
Umpqua Holdings Corp.	228,023	4,031	Denali Therapeutics, Inc. (Æ)	16,796	320
United Bankshares, Inc.	23,316	825	Dermira, Inc. (Æ)	27,000	178
United Community Banks, Inc.	55,054	1,416	Dynavax Technologies Corp. (Æ)(Ñ)	97,282	1,072
United Community Financial Corp.	18,600	176	Eagle Pharmaceuticals, Inc. (Æ)	13,637	576
United Financial Bancorp, Inc.	218,200	3,232	Emergent BioSolutions, Inc. (Æ)	17,143	1,070
Universal Insurance Holdings, Inc.	33,995	1,282	Enanta Pharmaceuticals, Inc. (Æ)	10,537	837
Unum Group	2,200	76	Encompass Health Corp. (Æ)	85,500	5,715
Valley National Bancorp	77,786	786	Endo International PLC(Æ)	48,900	477
Veritex Holdings, Inc.	71,190	1,884	Ensign Group, Inc. (The)	157,057	6,844
VICI Properties, Inc. (ö)	65,400	1,408	Epizyme, Inc. (Æ)	5,200	53
Voya Financial, Inc.	24,300	1,128	Exelixis, Inc. (Æ)	23,952	565
Waddell & Reed Financial, Inc. Class A(Ñ)	23,951	410	FibroGen, Inc. (Æ)	27,234	1,546
Washington Federal, Inc.	26,760	778	GenMark Diagnostics, Inc. (Æ)	78,883	524
WesBanco, Inc.	23,460	953	Genomic Health, Inc. (Æ)	11,029	836
Westamerica Bancorporation(Ñ)	50,952	3,193	Global Blood Therapeutics, Inc. (Æ)(Ñ)	17,486	838
Western Alliance Bancorp(Æ)	15,716	696	Globus Medical, Inc. Class A(Æ)	24,998	1,126
Wintrust Financial Corp.	31,831	2,264	Halozyme Therapeutics, Inc. (Æ)	24,192	391
WSFS Financial Corp.	6,953	293	Harvard Bioscience, Inc. (Æ)	101,863	349
Xenia Hotels & Resorts, Inc. (ö)	110,982	2,083	HealthEquity, Inc. (Æ)	9,105	568
		375,838	Healthways, Inc. (Æ)	52,576	1,170
			Heron Therapeutics, Inc. (Æ)(Ñ)	21,727	584
Health Care - 11.3%			Icad, Inc. (Æ)	5,844	32
Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	13,760	313	Icon PLC(Æ)	5,545	776
Acceleron Pharma, Inc. (Æ)	14,393	610	ICU Medical, Inc. (Æ)	2,827	703
Accuray, Inc. (Æ)	276,400	1,216	Infinity Pharmaceuticals, Inc. (Æ)	8,300	10
Acorda Therapeutics, Inc. (Æ)	39,955	664	Inogen, Inc. (Æ)	21,608	3,268
Addus HomeCare Corp. (Æ)	19,701	1,185	Insulet Corp. (Æ)(Ñ)	11,874	964
Akebia Therapeutics, Inc. (Æ)	22,660	125	Integra LifeSciences Holdings Corp. (Æ)	71,592	3,391
Aldeyra Therapeutics, Inc. (Æ)	74,884	660	Intersect ENT, Inc. (Æ)	15,056	447
Allscripts Healthcare Solutions, Inc. (Æ)	161,145	1,900	Intra-Cellular Therapies, Inc. Class A(Æ)	2,700	33
AMAG Pharmaceuticals, Inc. (Æ)	11,100	182	iRadimed Corp. (Æ)(Ñ)	31,138	854
Amedisys, Inc. (Æ)	10,296	1,350	Lannett Co. , Inc. (Æ)	22,300	166
Amphastar Pharmaceuticals, Inc. (Æ)	7,400	168	Lexicon Pharmaceuticals, Inc. (Æ)	8,500	40
AnaptysBio, Inc. (Æ)	8,542	567	LHC Group, Inc. (Æ)	44,231	4,676
AngioDynamics, Inc. (Æ)	22,532	475	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	35,297	4,169
Anika Therapeutics, Inc. (Æ)	9,971	379	LivaNova PLC(Æ)	12,998	1,200
Antares Pharma, Inc. (Æ)	429,203	1,296	Loxo Oncology, Inc. (Æ)	7,573	1,777
Apollo Endosurgery, Inc. (Æ)	197,761	686	Luminex Corp.	25,653	715
Applied Genetic Technologies Corp. (Æ)	11,867	35	MacroGenics, Inc. (Æ)	26,028	305
Aratana Therapeutics, Inc. (Æ)	11,100	49	Madrigal Pharmaceuticals, Inc. (Æ)(Ñ)	3,190	369
Array BioPharma, Inc. (Æ)	112,440	2,099	Mallinckrodt PLC(Æ)	57,048	1,247
Assertio Therapeutics, Inc. (Æ)	19,900	89	Medidata Solutions, Inc. (Æ)	4,385	311
AxoGen, Inc. (Æ)	19,823	327	MEDNAX, Inc. (Æ)	27,400	989
BioDelivery Sciences International, Inc. (Æ)	106,125	490	Menlo Therapeutics, Inc. (Æ)	17,959	96
BioSpecifics Technologies Corp. (Æ)	4,037	262	Merit Medical Systems, Inc. (Æ)	81,130	4,586
BioTelemetry, Inc. (Æ)	78,435	5,633	Mersana Therapeutics, Inc. (Æ)	4,800	22
Blueprint Medicines Corp. (Æ)	9,988	720	Myriad Genetics, Inc. (Æ)	66,304	1,870
Cantel Medical Corp.	51,848	4,221	Neogen Corp. (Æ)	4,942	301

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 35

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
NeoGenomics, Inc. (Æ)(Ñ)	359,774	5,980	Beacon Roofing Supply, Inc. (Æ)	13,397	487
Neon Therapeutics, Inc. (Æ)	7,433	32	Bemis Co. , Inc.	57,172	2,792
Nuvectra Corp. (Æ)	283,636	3,971	Boise Cascade Co.	20,700	569
NxStage Medical, Inc. (Æ)	39,199	1,140	Cabot Corp.	23,800	1,116
Omnicell, Inc. (Æ)	105,315	6,859	Cabot Microelectronics Corp.	48,409	4,933
Ophthotech Corp. (Æ)	21,650	27	Carpenter Technology Corp.	35,600	1,682
OraSure Technologies, Inc. (Æ)	104,163	1,338	Clearwater Paper Corp. (Æ)	6,692	226
Orthofix Medical, Inc. (Æ)	21,103	1,142	Cleveland-Cliffs, Inc. (Æ)	22,705	243
Otonomy, Inc. (Æ)	2,100	4	Comfort Systems USA, Inc.	103,702	4,975
Ovid Therapeutics, Inc. (Æ)	500	1	Commercial Metals Co.	8,659	151
Oxford Immunotec Global PLC(Æ)	41,042	597	Compass Minerals International, Inc.	128,183	6,699
Pacira Pharmaceuticals, Inc. (Æ)	52,257	2,126	Culp, Inc.	5,092	97
Palatin Technologies, Inc. (Æ)(Ñ)	577,598	400	Dixie Group, Inc. (The)(Æ)	206,200	181
PDL BioPharma, Inc. (Æ)	255,766	813	Domtar Corp.	3,000	141
Penumbra, Inc. (Æ)(Ñ)	16,806	2,445	Ferroglobe PLC	236,000	540
Pfenex, Inc. (Æ)	254,604	1,003	GCP Applied Technologies, Inc. (Æ)	34,970	881
Prestige Brands Holdings, Inc. (Æ)	42,103	1,176	Haynes International, Inc.	101,900	3,342
Prothena Corp. PLC(Æ)	46,150	543	Huntsman Corp.	49,400	1,085
R1 RCM, Inc. (Æ)	360,416	2,927	Huttig Building Products, Inc. (Æ)	72,500	174
REGENXBIO, Inc. (Æ)	15,279	672	Ingevity Corp. (Æ)	48,435	4,556
Repligen Corp. (Æ)	38,925	2,219	Interface, Inc. Class A	110,663	1,816
Retrophin, Inc. (Æ)	105,585	2,276	Landec Corp. (Æ)	33,700	428
Rhythm Pharmaceuticals, Inc. (Æ)(Ñ)	20,670	550	Lennox International, Inc.	5,970	1,369
RTI Surgical, Inc. (Æ)	180,471	792	Livent Corp. (Æ)	2,800	35
Sangamo BioSciences, Inc. (Æ)	51,339	600	Masonite International Corp. (Æ)	16,945	969
SeaSpine Holdings Corp. (Æ)	370,631	5,667	Mueller Water Products, Inc. Class A	245,730	2,428
Seres Therapeutics, Inc. (Æ)	10,800	67	Neenah Paper, Inc.	47,092	3,281
Spark Therapeutics, Inc. (Æ)(Ñ)	12,019	575	NN, Inc.	209,385	1,912
Stemline Therapeutics, Inc. (Æ)	2,400	27	Olin Corp.	44,900	1,060
Steris PLC	44,653	5,093	PGT Innovations, Inc. (Æ)	79,373	1,321
Supernus Pharmaceuticals, Inc. (Æ)	79,552	3,033	PH Glatfelter Co.	25,681	328
Surmodics, Inc. (Æ)	3,907	224	PolyOne Corp.	31,830	1,030
Syndax Pharmaceuticals, Inc. (Æ)	2,000	11	Quaker Chemical Corp.	26,103	5,337
Tactile Systems Technology, Inc. (Æ)(Ñ)	40,821	2,718	Rayonier Advanced Materials, Inc. (Ñ)	231,213	3,348
Tandem Diabetes Care, Inc. (Æ)	49,545	2,154	RBC Bearings, Inc. (Æ)	3,181	443
Teladoc Health, Inc. (Æ)(Ñ)	13,863	890	Ryerson Holding Corp. (Æ)	51,719	364
Tetraphase Pharmaceuticals, Inc. (Æ)	8,700	11	Schweitzer-Mauduit International, Inc.	83,300	2,671
Trinity Biotech PLC - ADR(Æ)	248,600	671	Scotts Miracle-Gro Co. (The) Class A	50,278	3,738
Ultragenyx Pharmaceutical, Inc. (Æ)	13,523	667	Silgan Holdings, Inc.	242,523	6,699
US Physical Therapy, Inc.	42,663	4,518	Simpson Manufacturing Co. , Inc.	10,549	647
Utah Medical Products, Inc.	13,517	1,270	Stepan Co.	15,828	1,392
Vanda Pharmaceuticals, Inc. (Æ)	31,394	852	Summit Materials, Inc. Class A(Æ)	36,871	563
Varex Imaging Corp. (Æ)	52,797	1,504	Trex Co. , Inc. (Æ)	14,854	1,036
Veracyte, Inc. (Æ)	56,369	1,025	Trinseo SA	18,390	902
Vericel Corp. (Æ)	181,668	3,125	United States Steel Corp.	8,800	198
ViewRay, Inc. (Æ)(Ñ)	172,849	1,243	Universal Stainless & Alloy Products, Inc. (Æ)	133,600	2,395
Viking Therapeutics, Inc. (Æ)(Ñ)	174,566	1,424	US Concrete, Inc. (Æ)(Ñ)	59,127	2,105
Wright Medical Group NV(Æ)	77,858	2,323	Valvoline, Inc.	160,748	3,554
Xencor, Inc. (Æ)	9,277	335	Verso Corp. Class A(Æ)	5,764	142
		182,364	Versum Materials, Inc.	79,058	2,907
			WR Grace & Co.	6,600	469
Materials and Processing - 6.1%					99,511
AdvanSix, Inc. (Æ)	6,600	209
Allegheny Technologies, Inc. (Æ)(Ñ)	93,000	2,547	Producer Durables - 14.9%
Apogee Enterprises, Inc.	73,423	2,501	ABM Industries, Inc.	111,751	3,821
Armstrong Flooring, Inc. (Æ)	74,700	1,010	ACCO Brands Corp.	304,584	2,689
Armstrong World Industries, Inc.	15,593	1,061	Adient PLC	27,300	539
Ashland Global Holdings, Inc.	20,450	1,552	Advanced Disposal Services, Inc. (Æ)	7,400	186
Aspen Aerogels, Inc. (Æ)	2,000	5	AECOM(Æ)	33,200	1,016
Axalta Coating Systems, Ltd. (Æ)	33,900	869	AGCO Corp.	24,020	1,542

See accompanying notes which are an integral part of this quarterly report.

36 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Air Transport Services Group, Inc. (Æ)	30,000	713	Healthcare Services Group, Inc. (Ñ)	116,582	5,085
Alamo Group, Inc.	7,000	603	HEICO Corp.	44,335	3,747
Allied Motion Technologies, Inc.	104,466	4,404	Hertz Global Holdings, Inc. Class W(Æ)	13,460	499
AquaVenture Holdings, Ltd. (Æ)	15,313	322	Hyster-Yale Materials Handling, Inc.	8,057	561
ArcBest Corp.	7,430	280	ICF International, Inc.	79,032	5,210
Arconic, Inc.	400	8	Insperity, Inc.	16,042	1,711
Arcosa, Inc.	107,836	3,174	Itron, Inc. (Æ)	6,271	343
Ardmore Shipping Corp. (Æ)	549,800	3,117	Kadant, Inc.	6,984	596
Argan, Inc.	47,535	2,007	KBR, Inc.	731,743	12,585
ASGN, Inc. (Æ)	34,944	2,201	Kelly Services, Inc. Class A	27,998	627
Astec Industries, Inc.	37,000	1,370	Kimball International, Inc. Class B	63,100	892
Astronics Corp. (Æ)	1,500	46	Knoll, Inc.	29,190	588
AstroNova, Inc.	29,438	588	Korn & Ferry International	21,700	990
AZZ, Inc.	70,546	3,157	Kornit Digital, Ltd. (Æ)(Ñ)	147,102	2,819
Babcock & Wilcox Co. (The) Class W(Æ)	123,908	5,751	Landstar System, Inc.	10,800	1,097
Badger Meter, Inc.	81,762	4,316	Liquidity Services, Inc. (Æ)	77,100	645
Barnes Group, Inc.	17,835	1,054	Littelfuse, Inc.	19,677	3,458
Barrett Business Services, Inc.	4,880	306	Manitowoc Co. , Inc. (The)(Æ)	70,255	1,069
BG Staffing, Inc.	47,369	1,221	ManpowerGroup, Inc.	21,700	1,715
Brady Corp. Class A	9,907	443	Marlin Business Services Corp.	283	6
Brink's Co. (The)	80,010	5,925	Marten Transport, Ltd.	24,470	473
Cactus, Inc. Class A(Æ)	15,511	509	MasTec, Inc. (Æ)(Ñ)	80,474	3,571
Colfax Corp. (Æ)	29,000	718	MAXIMUS, Inc.	65,237	4,575
Columbus McKinnon Corp.	8,184	296	Mesa Air Group, Inc. (Æ)	67,800	593
Construction Partners, Inc. Class A(Æ)	29,904	357	Methode Electronics, Inc.	22,533	580
Control4 Corp. (Æ)	21,561	428	Milacron Holdings Corp. (Æ)	35,521	492
Covanta Holding Corp.	350,687	5,646	Modine Manufacturing Co. (Æ)	37,950	555
Covenant Transportation Group, Inc. Class			MYR Group, Inc. (Æ)	4,221	129
A(Æ)	15,278	360	Navistar International Corp. (Æ)	16,680	548
CPI Aerostructures, Inc. (Æ)	188,237	1,319	NV5 Global, Inc. (Æ)	18,406	1,303
CRA International, Inc.	63,007	2,630	Old Dominion Freight Line, Inc.	14,204	1,931
Crane Co.	17,117	1,417	Orion Group Holdings, Inc. (Æ)	460,790	1,945
Cryoport, Inc. (Æ)(Ñ)	35,620	374	Park-Ohio Holdings Corp.	5,281	172
Daseke, Inc. (Æ)	171,000	713	Peak Resorts, Inc.	114,312	521
Dycom Industries, Inc. (Æ)	26,214	1,522	Primoris Services Corp.	129,269	2,579
Electronics For Imaging, Inc. (Æ)	19,468	514	Radiant Logistics, Inc.	339,411	1,677
Element Solutions, Inc. (Æ)	318,066	3,575	Rollins, Inc.	5,400	201
EMCOR Group, Inc.	34,235	2,233	Ryder System, Inc.	102,711	5,948
Encore Wire Corp.	24,536	1,322	Saia, Inc. (Æ)	43,239	2,594
EnerSys	30,755	2,622	Schneider National, Inc. Class B	14,700	312
EnPro Industries, Inc.	6,706	443	Scorpio Tankers, Inc.	96,600	1,809
Euronav NV(Ñ)	216,836	1,687	SkyWest, Inc.	15,594	795
Evoqua Water Technologies Corp. (Æ)	53,893	583	Spirit Airlines, Inc. (Æ)	17,100	1,006
ExlService Holdings, Inc. (Æ)	8,012	461	SPX FLOW, Inc. (Æ)	15,600	511
Exponent, Inc.	106,804	5,336	Standex International Corp.	46,950	3,502
Ferroglobe Representation and Warranty			StealthGas, Inc. (Æ)	643,000	2,148
Insurance Trust(Æ)(Š)	98,500	—	Steelcase, Inc. Class A	423,728	6,992
Flir Systems, Inc.	24,332	1,189	Sterling Construction Co. , Inc. (Æ)	24,700	327
Fluor Corp.	38,750	1,417	Sykes Enterprises, Inc. (Æ)	26,903	742
Forward Air Corp.	10,515	615	Team, Inc. (Æ)	67,000	961
FreightCar America, Inc. (Æ)	309,900	2,206	Terex Corp.	22,990	706
frontdoor, Inc. (Æ)	31,910	948	Tetra Tech, Inc.	20,800	1,148
Generac Holdings, Inc. (Æ)	76,630	4,056	Titan International, Inc.	22,100	124
GP Strategies Corp. (Æ)	58,402	878	Titan Machinery, Inc. (Æ)	59,946	1,123
Granite Construction, Inc.	21,900	947	Toro Co. (The)	19,400	1,154
Great Lakes Dredge & Dock Corp. (Æ)	775,356	5,482	TreeHouse Foods, Inc. (Æ)	68,082	3,973
Greenbrier Cos. , Inc.	11,873	504	Trinity Industries, Inc.	120,670	2,821
Hackett Group, Inc. (The)	158,768	2,857	Triumph Group, Inc.	10,800	193
Hawaiian Holdings, Inc.	19,077	611	TrueBlue, Inc. (Æ)	31,053	757
HD Supply Holdings, Inc. (Æ)	26,500	1,111	Tutor Perini Corp. (Æ)	225,209	3,875

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 37

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
UniFirst Corp.	6,802	942	Cornerstone OnDemand, Inc. (Æ)	63,978	3,669
Universal Truckload Services, Inc.	58,452	1,191	Cray, Inc. (Æ)	13,441	295
US Xpress Enterprises, Inc. Class A(Æ)	15,500	114	Cree, Inc. (Æ)	12,134	612
USA Truck, Inc. (Æ)	83,000	1,482	Daktronics, Inc.	52,701	397
Vectrus, Inc. (Æ)	2,400	60	Diebold Nixdorf, Inc.	124,898	531
Vishay Precision Group, Inc. (Æ)	39,331	1,315	Digi International, Inc. (Æ)	7,100	84
WageWorks, Inc. (Æ)	108,625	3,427	Digital Turbine, Inc. (Æ)	38,636	85
Watts Water Technologies, Inc. Class A	27,263	2,041	Donnelley Financial Solutions, Inc. (Æ)	12,000	176
Welbilt, Inc. (Æ)	233,488	3,273	DSP Group, Inc. (Æ)	48,500	613
Werner Enterprises, Inc.	21,168	697	Electro Scientific Industries, Inc. (Æ)	65,304	1,959
WESCO International, Inc. (Æ)	15,500	812	Ellie Mae, Inc. (Æ)(Ñ)	25,935	1,966
Willdan Group, Inc. (Æ)	27,534	927	EMCORE Corp. (Æ)	22,700	100
Willscot Corp. (Æ)(Ñ)	176,662	1,811	ePlus, Inc. (Æ)	9,522	754
WNS Holdings, Ltd. - ADR(Æ)	50,234	2,451	Everbridge, Inc. (Æ)	59,283	3,667
YRC Worldwide, Inc. (Æ)	333,000	2,078	Extreme Networks, Inc. (Æ)	293,100	2,216
		240,915	FireEye, Inc. (Æ)	375,309	6,635
			Five9, Inc. (Æ)	215,510	11,018
Technology - 13.6%			GDS Holdings, Ltd. - ADR(Æ)(Ñ)	15,121	429
A10 Networks, Inc. (Æ)	26,600	181	Glu Mobile, Inc. (Æ)	115,646	1,126
Acacia Communications, Inc. (Æ)	51,400	2,237	Graham Corp.	21,962	492
Adesto Technologies Corp. (Æ)	147,000	725	Harmonic, Inc. (Æ)	5,566	29
ADTRAN, Inc.	84,635	1,234	Ichor Holdings, Ltd. (Æ)(Ñ)	26,102	537
Aerohive Networks, Inc. (Æ)	331,002	1,264	Immersion Corp. (Æ)	58,510	555
Agilysys, Inc. (Æ)	5,084	90	Infinera Corp. (Æ)	73,800	325
Allot Communications, Ltd. (Æ)	161,200	1,127	Inspired Entertainment, Inc. (Æ)(Ñ)	58,649	398
Ambarella, Inc. (Æ)(Ñ)	18,372	698	Integrated Device Technology, Inc. (Æ)	18,094	884
Amkor Technology, Inc. (Æ)	65,900	527	InterDigital, Inc.	28,112	2,047
Anixter International, Inc. (Æ)	12,700	771	InterXion Holding NV(Æ)	6,794	408
Applied Optoelectronics, Inc. (Æ)	32,693	568	Intevac, Inc. (Æ)	10,200	57
Aquantia Corp. (Æ)	57,440	506	iRobot Corp. (Æ)(Ñ)	8,873	797
ARC Document Solutions, Inc. (Æ)	22,765	55	Jabil Circuit, Inc.	42,000	1,119
Arlo Technologies, Inc. (Æ)	26,609	191	Kemet Corp.	31,050	550
Arrow Electronics, Inc. (Æ)	30,200	2,294	Kimball Electronics, Inc. (Æ)	110,931	1,794
Aspen Technology, Inc. (Æ)	6,202	599	Knowles Corp. (Æ)	20,895	326
Attunity, Ltd. (Æ)	21,264	528	Lantronix, Inc. (Æ)	9,215	25
Avaya Holdings Corp. (Æ)	213,630	3,613	Lattice Semiconductor Corp. (Æ)	10,826	84
Avid Technology, Inc. (Æ)	60,857	290	Leaf Group, Ltd. (Æ)	264,985	2,035
Axcelis Technologies, Inc. (Æ)	44,854	934	Liberty Latin America, Ltd. Class C(Æ)	45,700	799
AXT, Inc. (Æ)	71,236	293	Limelight Networks, Inc. (Æ)	892,268	2,784
Bandwidth, Inc. Class A(Æ)	15,397	710	LogMeIn, Inc.	43,536	4,050
Bel Fuse, Inc. Class B	9,319	215	Loral Space & Communications, Inc. (Æ)	21,211	766
Benchmark Electronics, Inc.	89,991	2,287	Lumentum Holdings, Inc. (Æ)	16,545	809
Benefitfocus, Inc. (Æ)	17,552	982	MACOM Technology Solutions Holdings,
Bottomline Technologies, Inc. (Æ)	12,100	625	Inc. (Æ)	14,700	265
Box, Inc. Class A(Æ)	127,214	2,662	ManTech International Corp. Class A	14,364	810
Brightcove, Inc. (Æ)	5,500	44	Meet Group, Inc. (Æ)	141,288	816
CACI International, Inc. Class A(Æ)	6,299	1,053	Mercury Systems, Inc. (Æ)	42,868	2,513
CalAmp Corp. (Æ)	265,485	3,826	MicroStrategy, Inc. Class A(Æ)	22,553	2,863
Calix, Inc. (Æ)	57,214	622	Mimecast, Ltd. (Æ)	28,917	1,087
Carbonite, Inc. (Æ)	66,775	1,913	MiX Telematics, Ltd. - ADR	41,700	751
Cars. com, Inc. (Æ)(Ñ)	70,208	1,917	MobileIron, Inc. (Æ)	97,434	473
ChannelAdvisor Corp. (Æ)	8,200	88	Model N, Inc. (Æ)	5,400	78
Ciena Corp. (Æ)	36,411	1,387	Monolithic Power Systems, Inc.	6,995	885
Cirrus Logic, Inc. (Æ)	87,862	3,264	NeoPhotonics Corp. (Æ)	369,600	2,668
Cloudera, Inc. (Æ)	83,338	1,126	NETGEAR, Inc. (Æ)	22,193	879
Cohu, Inc.	27,084	475	NetScout Systems, Inc. (Æ)	86,050	2,232
CommScope Holding Co. , Inc. (Æ)	51,600	1,079	NetSol Technologies, Inc. (Æ)	21,393	144
CommVault Systems, Inc. (Æ)	30,225	1,997	NIC, Inc.	56,557	928
comScore, Inc. (Æ)	7,600	150	Nice, Ltd. - ADR(Æ)(Ñ)	9,604	1,056
Conduent, Inc. (Æ)	60,949	777	NII Holdings, Inc. (Æ)(Ñ)	111,762	542

See accompanying notes which are an integral part of this quarterly report.

38 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Novanta, Inc. (Æ)	7,457	520	Zynga, Inc. Class A(Æ)	268,302	1,202
Nuance Communications, Inc. (Æ)	64,077	1,017			220,664
Ooma, Inc. (Æ)	162,891	2,461
PC Connection, Inc.	21,710	719	Utilities - 5.4%
PC-Telephone, Inc. (Æ)	62,700	332	ALLETE, Inc.	22,397	1,724
Perficient, Inc. (Æ)	197,880	5,047	American States Water Co.	78,965	5,346
Perspecta, Inc.	145,380	2,915	Antero Midstream GP LP(Ñ)	308,005	4,132
Photronics, Inc. (Æ)	76,558	818	Avista Corp.	77,653	3,250
Pixelworks, Inc. (Æ)	35,500	134	Black Hills Corp.	15,715	1,067
Plantronics, Inc.	47,586	1,846	Boingo Wireless, Inc. (Æ)	271,364	6,545
PlayAGS, Inc. (Æ)	297,349	7,451	California Water Service Group	32,408	1,605
Plexus Corp. (Æ)	14,059	789	Clearway Energy, Inc. (Æ)	192,690	2,833
Pointer Telocation, Ltd. (Æ)	37,200	493	Cogent Communications Holdings, Inc.	85,843	4,158
Power Integrations, Inc.	77,262	5,099	Connecticut Water Service, Inc.	6,614	449
Presidio, Inc.	24,700	393	Consolidated Water Co. , Ltd.	49,858	651
Proofpoint, Inc. (Æ)	43,125	4,393	El Paso Electric Co.	25,745	1,352
Q2 Holdings, Inc. (Æ)	3,889	231	Enerplus Corp. (Ñ)	89,796	778
QAD, Inc. Class A	24,300	1,024	GCI Liberty, Inc. Class A(Æ)	74,429	3,788
Qualys, Inc. (Æ)	9,329	807	Gogo, Inc. (Æ)(Ñ)	145,226	600
Quantenna Communications, Inc. (Æ)	180,951	2,704	Hawaiian Electric Industries, Inc.	71,385	2,655
Radware, Ltd. (Æ)	40,608	983	HighPoint Resources Corp. (Æ)	1,007,400	2,821
Rambus, Inc. (Æ)	153,894	1,388	Idacorp, Inc.	13,693	1,335
Rapid7, Inc. (Æ)	11,157	448	j2 Global, Inc.	63,277	4,755
RealPage, Inc. (Æ)	46,366	2,586	Mammoth Energy Services, Inc. (Ñ)	176,420	3,905
Resideo Technologies, Inc. (Æ)	109,932	2,411	MGE Energy, Inc.	7,977	513
Ribbon Communications, Inc. (Æ)	81,400	454	Midstates Petroleum Co. , Inc. (Æ)	72,149	698
Roku, Inc. (Æ)(Ñ)	30,532	1,372	New Jersey Resources Corp.	21,168	1,027
Rubicon Project, Inc. (The)(Æ)	80,700	360	Northwest Natural Holding Co.	22,281	1,395
Rudolph Technologies, Inc. (Æ)	22,807	495	NorthWestern Corp.	23,865	1,525
Sanmina Corp. (Æ)	29,676	927	NRG Energy, Inc.	28,000	1,145
ScanSource, Inc. (Æ)	29,941	1,147	ONE Gas, Inc.	30,208	2,482
Semtech Corp. (Æ)	10,260	498	Orbcomm, Inc. (Æ)	26,408	215
ShotSpotter, Inc. (Æ)(Ñ)	72,770	3,505	Otter Tail Corp.	15,518	752
Silicon Laboratories, Inc. (Æ)	9,886	756	Pinnacle West Capital Corp.	12,400	1,093
Silicon Motion Technology Corp. - ADR	11,394	444	PNM Resources, Inc.	28,714	1,223
SMART Global Holdings, Inc. (Æ)(Ñ)	92,358	2,291	Portland General Electric Co.	45,113	2,180
Smartsheet, Inc. Class A(Æ)	36,125	1,134	RingCentral, Inc. Class A(Æ)	42,740	3,951
Stratasys, Ltd. (Æ)	16,200	414	Rosehill Resources, Inc. (Æ)	137,800	480
Switch, Inc. Class A(Ñ)	171,326	1,429	SandRidge Energy, Inc. (Æ)	95,730	794
Synaptics, Inc. (Æ)	23,900	951	SJW Group	15,699	941
Synchronoss Technologies, Inc. (Æ)	29,600	212	South Jersey Industries, Inc.	93,555	2,786
SYNNEX Corp.	63,387	6,134	Southwest Gas Holdings, Inc.	15,458	1,211
Tableau Software, Inc. Class A(Æ)	540	69	Spire, Inc.	62,676	4,974
Tech Data Corp. (Æ)	22,834	2,184	Talos Energy, Inc. (Æ)	8,100	155
TeleNav, Inc. (Æ)	19,856	88	Unitil Corp.	15,700	824
Trade Desk, Inc. (The) Class A(Æ)(Ñ)	6,719	959	Vistra Energy Corp.	49,337	1,239
Tucows, Inc. Class A(Æ)(Ñ)	6,823	502	Vonage Holdings Corp. (Æ)	260,155	2,370
Twilio, Inc. Class A(Æ)(Ñ)	14,865	1,655	Whiting Petroleum Corp. (Æ)	15,690	449
Ultra Clean Holdings(Æ)	58,945	699			88,171
Unisys Corp. (Æ)(Ñ)	136,022	1,779
Universal Display Corp. (Ñ)	21,080	2,189	Total Common Stocks
Upland Software, Inc. (Æ)	42,855	1,339	(cost $1,379,557)		1,527,011
Varonis Systems, Inc. (Æ)	24,224	1,431
Veeco Instruments, Inc. (Æ)	41,182	404	Warrants & Rights - 0.0%
Vishay Intertechnology, Inc.	37,792	737	TETRA Technologies, Inc. (Æ)(Š)
Workiva, Inc. (Æ)	56,693	2,376	2021 Warrants	93,700	10
Xperi Corp.	397,601	8,520	Total Warrants & Rights
Yelp, Inc. Class A(Æ)	37,374	1,361	(cost $21)		10
Zix Corp. (Æ)	35,600	253
Zscaler, Inc. (Æ)	9,701	469

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 39

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Short-Term Investments - 5.7%
U. S. Cash Management Fund(@)	88,043,236(8)	88,061
United States Treasury Bills
2.416% due 05/23/19 (~)	3,600	3,574
Total Short-Term Investments
(cost $91,614)		91,635

Other Securities - 7.7%
U. S. Cash Collateral Fund(×)(@)	125,542,439(8)	125,542
Total Other Securities
(cost $125,542)		125,542

Total Investments 107.6%
(identified cost $1,596,734)		1,744,198

Other Assets and Liabilities, Net
- (7.6%)		(122,877)
Net Assets - 100.0%		1,621,321

See accompanying notes which are an integral part of this quarterly report.

40 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	816	USD	61,208	03/19	6,928
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					6,928

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$220,821	$—	$—	$—	$220,821
Consumer Staples	47,964	—	—	—	47,964
Energy	50,763	—	—	—	50,763
Financial Services	375,838	—	—	—	375,838
Health Care	182,364	—	—	—	182,364
Materials and Processing	99,511	—	—	—	99,511
Producer Durables	240,915	—	—	—	240,915
Technology	220,664	—	—	—	220,664
Utilities	88,171	—	—	—	88,171
Warrants & Rights	—	—	10	—	10
Short-Term Investments	—	3,574	—	88,061	91,635
Other Securities	—	—	—	125,542	125,542
Total Investments	1,527,011	3,574	10	213,603	1,744,198

Other Financial Instruments
Assets
Futures Contracts	6,928	—	—	—	6,928
Total Other Financial Instruments*	$6,928	$—	$—	$—	$6,928

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 41

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.0%			OMV AB	6,862	341
Australia - 3.2%
			Voestalpine AG	35,729	1,140
AGL Energy, Ltd.	126,393	1,968
Amcor, Ltd. Class A	641,559	6,376			11,722
Aristocrat Leisure, Ltd.	227,268	4,078	Belgium - 1.0%
Aurizon Holdings, Ltd.	64,100	205	Ageas	116,076	5,393
Australia & New Zealand Banking			Anheuser-Busch InBev SA	28,641	2,187
Group, Ltd. - ADR	125,325	2,285	Colruyt SA	21,241	1,526
Bank of Queensland, Ltd.	63,959	472	Groupe Bruxelles Lambert SA	12,970	1,223
Bendigo & Adelaide Bank, Ltd.	66,757	523	KBC Groep NV	80,839	5,486
BHP Billiton, Ltd. - ADR	29,838	760	Proximus	59,193	1,587
BlueScope Steel, Ltd.	21,000	191	Solvay SA	15,439	1,681
Brambles, Ltd.	107,757	835	UCB SA	58,513	5,067
Caltex Australia, Ltd.	120,593	2,355			24,150
Charter Hall Group - ADR(ö)	40,400	242
Coca-Cola Amatil, Ltd.	98,000	599	Bermuda - 0.0%
			Gulf Keystone Petroleum, Ltd. (Æ)	101,332	287
Coles Group, Ltd. (Æ)	60,677	552
Commonwealth Bank of Australia - ADR	82,369	4,194	Canada - 5.4%
Computershare, Ltd.	31,900	413	Air Canada Class B(Æ)	9,500	215
Crown Resorts, Ltd.	228,000	1,983	Algonquin Power & Utilities Corp.	535,135	5,910
CSL, Ltd.	37,746	5,364	ARC Resources, Ltd.	85,158	616
Fortescue Metals Group, Ltd.	120,493	495	Bank of Montreal(Ñ)	68,173	4,991
GPT Group (The)(ö)	148,784	628	Bank of Nova Scotia (The)	75,924	4,322
Iluka Resources, Ltd.	61,000	387	BCE, Inc.	39,694	1,726
LendLease Group	46,260	411	Brookfield Asset Management, Inc.
			Class A	23,995	1,033
Macquarie Group, Ltd.	60,848	5,165
			BRP, Inc.	7,273	209
Mirvac Group(ö)	2,553,478	4,459
			CAE, Inc.	144,900	3,079
National Australia Bank, Ltd. - ADR	96,829	1,683
			Canadian Imperial Bank of Commerce	42,644	3,616
Newcrest Mining, Ltd.	228,600	4,072
			Canadian National Railway Co.	47,979	4,004
Qantas Airways, Ltd. (Æ)	217,700	862
			Canadian Natural Resources, Ltd.	119,800	3,216
Sandfire Resources NL	19,079	97
			Canadian Tire Corp. , Ltd. Class A(Ñ)	6,282	715
Scentre Group(ö)	152,826	442
			Celestica, Inc. (Æ)	500,718	4,972
South32, Ltd.	618,265	1,591
			Cenovus Energy, Inc.	386,412	3,017
Stockland(ö)	493,774	1,359
			CGI Group, Inc. Class A(Æ)	75,400	4,985
Suncorp Group, Ltd.	41,311	390
			Constellation Software, Inc.	4,401	3,285
Telstra Corp. , Ltd.	2,262,086	5,121
			Empire Co. , Ltd. Class A	208,600	4,690
Treasury Wine Estates, Ltd.	362,141	4,068
			Encana Corp.	348,932	2,395
Vicinity Centres(Æ)(ö)	1,622,378	3,086
			Fairfax Financial Holdings, Ltd.	1,519	719
Wesfarmers, Ltd. (Æ)	177,877	4,165
			First Quantum Minerals, Ltd.	222,128	2,571
Westpac Banking Corp.	98,581	1,763
			Fortis, Inc.	206,325	7,357
Whitehaven Coal, Ltd.	170,200	614
			George Weston, Ltd.	2,173	158
Woodside Petroleum, Ltd.	17,953	447
			Granite Real Estate Investment Trust(ö)	11,800	535
Woolworths Group, Ltd.	117,845	2,519
		77,219	Great-West Lifeco, Inc.	50,508	1,084
			Healthcare Realty Trust, Inc. (Æ)	130,800	2,209
Austria - 0.5%			iA Financial Corp. , Inc.	17,711	658
Andritz AG	150,459	7,427	Imperial Oil, Ltd.	72,540	2,058
Erste Group Bank AG	54,506	1,899	Intact Financial Corp.	11,592	916
Oesterreichische Post AG	24,320	915	Loblaw Cos. , Ltd.	52,099	2,523

See accompanying notes which are an integral part of this quarterly report.

42 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Magna International, Inc. Class A	28,726	1,520	Neste OYJ	20,490	1,878
Manulife Financial Corp.	175,017	2,812	Sampo OYJ Class A	21,405	980
National Bank of Canada	18,954	891	Stora Enso OYJ Class R	84,168	1,127
Nutrien, Ltd.	126,782	6,568	Tikkurila OYJ	203,253	3,061
Open Text Corp.	61,700	2,193	UPM-Kymmene OYJ	76,288	2,206
Pembina Pipeline Corp.	27,607	984	Valmet OYJ	8,553	193
Power Corp. of Canada	40,307	801			10,168
Power Financial Corp.	18,177	373	France - 9.6%
RioCan Real Estate Investment Trust(ö)	93,804	1,780	Air Liquide SA Class A	105,261	12,787
Rogers Communications, Inc. Class B	80,700	4,366	Airbus Group SE	30,591	3,519
Royal Bank of Canada - GDR	115,373	8,781	Arkema SA	11,959	1,139
Sun Life Financial, Inc.	97,767	3,527	AXA SA	146,853	3,408
Suncor Energy, Inc.	26,999	871	BNP Paribas SA	109,068	5,126
Teck Resources, Ltd. Class B	59,698	1,454	Bouygues SA - ADR	86,828	3,076
TELUS Corp.	9,300	326	Bureau Veritas SA	173,263	3,856
TFI International, Inc. (Æ)	22,500	662	Capgemini SE	28,879	3,201
Toronto Dominion Bank	226,561	12,759	Carrefour SA	83,839	1,660
TransCanada Corp.	42,340	1,801	Casino Guichard Perrachon SA	1,160	57
West Fraser Timber Co. , Ltd.	7,878	469	Christian Dior SE	2,192	927
		130,722
			Cie de Saint-Gobain	55,600	1,921

Cayman Islands - 0.1%			Cie Generale des Etablissements
			Michelin SCA Class B	8,721	949
PagSeguro Digital, Ltd. Class A(Æ)	46,220	997
Sunny Optical Technology Group Co. ,			CNP Assurances	17,780	404
Ltd.	192,307	1,934	Credit Agricole SA	488,213	5,579
		2,931	Danone SA	181,191	13,178
China - 1.7%			Dassault Aviation SA	3,299	4,914
Alibaba Group Holding, Ltd. - ADR(Æ)	34,868	5,875	Eiffage SA	14,790	1,387

China Resources Power Holdings Co.,			Electricite de France SA	31,787	526
Ltd.	4,330,000	8,722	Engie SA	512,365	8,216
China Tower Corp. Class H(Æ)(Þ)	8,060,000	1,726	EssilorLuxottica SA	25,671	3,253
Lenovo Group, Ltd.	18,724,143	13,726	Eurazeo SA	12,429	925
Ping An Insurance Group Co. of China,			Faurecia	7,455	327
Ltd. Class H	277,022	2,707
Sands China, Ltd.	609,515	2,914	Gecina SA(ö)	2,740	403
			Hermes International	9,992	6,009
Tencent Holdings, Ltd.	132,888	5,979
		41,649	Kering	453	228
			Legrand SA - ADR	10,251	608
Denmark - 1.7%
			L'Oreal SA	54,455	13,119
AP Moller - Maersk A/S Class B	11,243	14,964	LVMH Moet Hennessy Louis Vuitton
Carlsberg A/S Class B	42,742	4,889	SE - ADR	4,217	1,354
Danske Bank A/S	265,906	4,920	Metropole Television SA	88,751	1,357
DSV A/S	37,825	3,016	Natixis SA	192,597	988
H Lundbeck A/S	43,086	1,890	Orange SA - ADR	101,490	1,578
Novo Nordisk A/S Class B	96,430	4,523	Pernod Ricard SA	11,299	1,877
Pandora A/S	15,607	677	Peugeot SA	265,219	6,692
Scandinavian Tobacco Group A/S(Þ)	469,821	6,081	Publicis Groupe SA - ADR	234,396	14,312
		40,960	Renault SA	21,561	1,530
Finland - 0.4%			Rexel SA Class H	1,080,541	12,328
Fortum OYJ	31,834	723	Safran SA	74,090	9,736

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 43

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sanofi - ADR	330,500	28,719	Hong Kong - 3.2%
Schneider Electric SE	194,386	13,849	AIA Group, Ltd.	1,054,755	9,480
SCOR SE - ADR	168,183	7,074	Bank of East Asia, Ltd. (The)	178,600	605
Societe Generale SA	102,519	3,191	BOC Hong Kong Holdings, Ltd.	95,500	370
Thales SA	33,563	3,721	China Mobile, Ltd.	526,861	5,539
Total SA	280,302	15,381	CK Asset Holdings, Ltd.	1,274,500	10,811
Unibail-Rodamco-Westfield(ö)	8,186	1,476	CK Hutchison Holdings, Ltd.	1,037,818	10,547
Vicat SA	123,983	6,202	CK Infrastructure Holdings, Ltd.	168,000	1,357
Vinci SA	17,530	1,545	CLP Holdings, Ltd.	86,500	1,006
		233,612	Galaxy Entertainment Group, Ltd.	25,000	176
			Hang Lung Properties, Ltd. - ADR	263,000	574
Germany - 5.6%
			Hang Seng Bank, Ltd.	58,982	1,362
adidas AG	36,522	8,682
			Henderson Land Development Co. , Ltd.	315,200	1,802
Allianz SE	51,255	10,849
AURELIUS Equity Opportunities SE &			HKT Trust / HKT, Ltd.	1,282,000	1,890
Co. KGaA	2,592	111	Hong Kong & China Gas Co. , Ltd.	628,000	1,364
BASF SE	82,136	6,001	Hong Kong Exchanges & Clearing, Ltd.	17,200	535
Bayer AG	33,739	2,556	Hongkong Land Holdings, Ltd.	266,900	1,917
Bayerische Motoren Werke AG	126,976	10,677	Hysan Development Co. , Ltd.	64,000	334
Beiersdorf AG	56,519	5,646	Jardine Matheson Holdings, Ltd.	16,900	1,131
Commerzbank AG	40,321	289	Jardine Strategic Holdings, Ltd.	11,500	441
Continental AG	7,210	1,136	Link Real Estate Investment Trust(ö)	768,500	8,428
Covestro AG(Þ)	62,121	3,426	MTR Corp. , Ltd.	613,500	3,426
Daimler AG	59,201	3,500	New World Development Co. , Ltd.	564,000	885
Deutsche Bank AG	119,592	1,060	Sino Land Co. , Ltd.	522,000	936
Deutsche Boerse AG	52,423	6,977	Sun Hung Kai Properties, Ltd.	56,000	946
Deutsche Lufthansa AG	49,005	1,237	Swire Pacific, Ltd. Class A	504,500	5,963
Deutsche Post AG	9,250	273	Techtronic Industries Co. , Ltd.	437,289	2,545
Deutsche Telekom AG	550,824	8,948	WH Group, Ltd. (Þ)	1,103,500	962
Deutsche Wohnen SE	40,813	2,037	Wharf Holdings, Ltd. (The)	165,000	498
Evonik Industries AG	12,573	343	Wharf Real Estate Investment Co. , Ltd.	93,000	641
Fresenius SE & Co. KGaA	6,351	329	Wheelock & Co. , Ltd.	179,000	1,158
GEA Group AG	265,032	7,286			77,629
Hannover Rueck SE	12,551	1,808	India - 1.0%
HeidelbergCement AG	96,133	6,643	Bharti Infratel, Ltd.	1,154,079	4,742
Hochtief AG	10,908	1,629	HDFC Bank, Ltd. - ADR	152,749	15,003
Infineon Technologies AG - ADR	170,857	3,797	Infosys, Ltd. - ADR(Ñ)	475,274	5,133
Innogy SE(Þ)	9,474	449			24,878
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	51,248	11,404	Indonesia - 0.2%
SAP SE - ADR	111,105	11,488	Bank Central Asia Tbk PT	1,872,115	3,776
Siemens AG	102,286	11,215	Ireland - 0.8%
Siltronic AG	603	60	Bank of Ireland Group PLC	1,037,278	6,219
TUI AG	140,640	2,131	CRH PLC	64,385	1,854
Uniper SE	17,179	497	Medtronic PLC	67,472	5,964
Vonovia SE	20,716	1,038	Willis Towers Watson PLC(Æ)	34,253	5,576
Zalando SE(Æ)(Þ)	67,043	2,046			19,613
		135,568

See accompanying notes which are an integral part of this quarterly report.

44 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Israel - 0.9%			Chiba Bank, Ltd. (The)	224,000	1,362
Azrieli Group, Ltd.	12,638	673		214,200	3,383
			Chubu Electric Power Co. , Inc.
Bank Hapoalim BM	704,332	4,774		393,100	1,618
			Concordia Financial Group, Ltd.
Bank Leumi Le-Israel BM	1,074,828	7,100		297,400	2,965
			Cosel Co. , Ltd.
Bezeq The Israeli Telecommunication			Credit Saison Co. , Ltd.	86,300	1,134
Corp. , Ltd.	491,260	394

Check Point Software Technologies, Ltd.			Dai Nippon Printing Co. , Ltd.	128,100	2,960
(Æ)	35,400	3,962	Dai-ichi Life Holdings, Inc.	332,725	5,378
Israel Discount Bank, Ltd. Class A	242,810	858	Daiichi Sankyo Co. , Ltd.	34,100	1,181
Nice, Ltd. (Æ)	25,746	2,832	Daikin Industries, Ltd.	14,800	1,600
		20,593
			Daiseki Co. , Ltd.	124,000	2,922
Italy - 2.7%			Daito Trust Construction Co. , Ltd.	14,000	1,948
Assicurazioni Generali SpA	201,155	3,523	Daiwa House Industry Co. , Ltd.	56,400	1,828
ASTM SpA	4,020	96	Daiwa Securities Group, Inc.	294,700	1,471
Atlantia SpA	34,036	804	Denso Corp.	31,000	1,421
Davide Campari-Milano SpA	386,287	3,469	East Japan Railway Co.	12,200	1,128
Enel SpA	3,374,074	20,348	Ebara Corp.	253,000	6,959
ENI SpA - ADR	366,110	6,201	Eisai Co. , Ltd.	60,210	4,671
FinecoBank Banca Fineco SpA	224,914	2,444	FANUC Corp.	3,760	634
Intesa Sanpaolo SpA	699,350	1,598	Fuji Heavy Industries, Ltd.	31,600	741
Leonardo SpA	35,206	341	Fuji Media Holdings, Inc.	48,300	714
Mediobanca SpA	40,492	352	FUJIFILM Holdings Corp.	18,200	780
Moncler SpA	63,063	2,375	Fujitsu, Ltd.	215,000	14,364
Poste Italiane SpA(Þ)	44,512	383	Hitachi Metals, Ltd.	1,082,700	12,123
Saipem SpA(Æ)	2,075,709	9,872	Hitachi, Ltd.	160,600	5,041
Saras SpA	42,700	91	Honda Motor Co. , Ltd.	917,070	27,369
Snam Rete Gas SpA	858,549	4,100	Hoya Corp.	74,400	4,308
Telecom Italia SpA(Æ)	7,381,197	4,098	Icom, Inc.	88,200	1,710
Terna Rete Elettrica Nazionale SpA	217,379	1,337	Idemitsu Kosan Co. , Ltd.	51,000	1,791
UniCredit SpA	396,270	4,580	Iida Group Holdings Co. , Ltd.	388,600	7,075
		66,012	Inpex Corp.	1,320,400	12,609
Japan - 18.4%			Isetan Mitsukoshi Holdings, Ltd.	11,500	118
77 Bank, Ltd. (The)	4,500	79	Isuzu Motors, Ltd.	690,300	10,248
Adastria Co. , Ltd.	6,000	110	ITOCHU Corp.	157,900	2,888
Aisin Seiki Co. , Ltd.	36,300	1,430	Japan Airlines Co. , Ltd.	141,200	5,141
Alfresa Holdings Corp.	31,200	860	Japan Post Bank Co. , Ltd.	113,900	1,325
ANA Holdings, Inc.	28,000	1,031	Japan Post Holdings Co. , Ltd.	551,900	6,776
Aozora Bank, Ltd.	44,000	1,354	Japan Tobacco, Inc.	135,900	3,432
Asahi Diamond Industrial Co. , Ltd.	9,800	65	JFE Holdings, Inc.	56,400	993
Asahi Glass Co. , Ltd.	20,200	684	JSR Corp.	95,800	1,545
Asahi Group Holdings, Ltd.	25,400	1,061	JX Holdings, Inc.	627,600	3,400
Asahi Kasei Corp.	142,000	1,555	Kajima Corp.	85,500	1,215
Astellas Pharma, Inc.	475,900	7,040	Kamigumi Co. , Ltd.	48,000	1,062
BML, Inc.	231,800	6,392	Kansai Electric Power Co. , Inc. (The)	79,900	1,214
Bridgestone Corp.	136,000	5,231	Kawasaki Heavy Industries, Ltd.	23,000	578
Canon, Inc.	159,400	4,562	KDDI Corp.	196,800	4,925
Central Japan Railway Co.	11,600	2,503	Keyence Corp.	700	360
Century Tokyo Leasing Corp.	15,900	742	Kirin Holdings Co. , Ltd.	86,900	2,068

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 45

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kobe Steel, Ltd.	130,800	1,046	ORIX Corp.	221,100	3,330
Komatsu, Ltd.	130,555	3,317	Osaka Gas Co. , Ltd.	85,000	1,677
Kumagai Gumi Co. , Ltd.	3,700	116	Qol Holdings Co. , Ltd.	187,800	2,931
Kuraray Co. , Ltd.	65,600	1,007	Recruit Holdings Co. , Ltd.	18,200	487
KYORIN Holdings, Inc.	1,800	38	Resona Holdings, Inc.	187,600	948
Kyushu Electric Power Co. , Inc.	37,600	465	Sawai Pharmaceutical Co. , Ltd.	800	41
Kyushu Railway Co.	106,500	3,628	Secom Co. , Ltd.	59,700	4,990
Makino Milling Machine Co. , Ltd.	4,600	188	Secom Joshinetsu Co. , Ltd.	30,800	962
Marubeni Corp.	346,200	2,693	Sekisui House, Ltd.	186,600	2,787
Maruha Nichiro Corp.	12,400	422	Seven & i Holdings Co. , Ltd.	190,400	8,287
Mazda Motor Corp.	128,600	1,418	Shimamura Co. , Ltd.	11,000	951
Mitsubishi Chemical Holdings Corp.	245,800	2,107	Shin-Etsu Chemical Co. , Ltd.	35,894	3,029
Mitsubishi Corp.	129,400	3,781	Shingakukai Co. , Ltd.	1,800	10
Mitsubishi Electric Corp.	96,500	1,211	Shionogi & Co. , Ltd.	96,700	5,938
Mitsubishi Gas Chemical Co. , Inc.	20,500	323	Showa Corp.	6,100	79
Mitsubishi Heavy Industries, Ltd.	64,700	2,499	Showa Denko KK	24,200	809
Mitsubishi Materials Corp.	48,300	1,380	Showa Shell Sekiyu KK	41,100	607
Mitsubishi Motors Corp.	62,000	383	SMC Corp.	2,085	685
Mitsubishi UFJ Financial Group, Inc.	1,916,900	10,315	SoftBank Corp.	12,000	942
Mitsubishi UFJ Lease & Finance Co. ,			Sojitz Corp.	113,300	435
Ltd.	161,800	827
			Sompo Japan Nipponkoa Holdings, Inc.	138,000	5,179
Mitsui & Co. , Ltd.	440,200	7,194
			Sony Corp.	157,350	7,914
Mitsui Chemicals, Inc.	16,000	400
			Sumco Corp.	4,100	57
Mixi, Inc.	1,800	46
			Sumitomo Chemical Co. , Ltd.	313,000	1,629
Mizuho Financial Group, Inc.	3,452,300	5,702
			Sumitomo Corp.	169,000	2,610
Morinaga & Co. , Ltd.	2,700	111
			Sumitomo Electric Industries, Ltd.	100,400	1,426
MS&AD Insurance Group Holdings, Inc.	132,500	3,935
			Sumitomo Heavy Industries, Ltd.	53,400	1,803
Nankai Electric Railway Co. , Ltd.	7,900	211
			Sumitomo Metal Mining Co. , Ltd.	40,000	1,152
NEC Corp.	23,000	771
			Sumitomo Mitsui Financial Group, Inc.	267,100	9,932
NH Foods, Ltd.	16,500	653
			Sumitomo Mitsui Trust Holdings, Inc.	48,100	1,823
Nidec Corp.	24,930	2,989
			Sumitomo Rubber Industries, Ltd.	63,600	881
Nikon Corp.	3,300	57
			T&D Holdings, Inc.	107,600	1,331
Nintendo Co. , Ltd.	12,320	3,829
			Taiheiyo Cement Corp.	46,200	1,579
Nippon Express Co. , Ltd.	23,800	1,505
			Takeda Pharmaceutical Co. , Ltd.	35,756	1,443
Nippon Sheet Glass Co. , Ltd.	56,600	510
			TDK Corp.	7,900	622
Nippon Steel & Sumitomo Metal Corp.	52,900	978
			Toho Holdings Co. , Ltd.	106,000	2,593
Nippon Telegraph & Telephone Corp.	234,087	10,047
			Tohoku Electric Power Co. , Inc.	184,700	2,497
Nippon Yusen	37,700	630
			Tokio Marine Holdings, Inc.	171,200	8,358
Nipro Corp.	17,900	240	Tokyo Electric Power Co. Holdings, Inc.
Nissan Motor Co. , Ltd.	376,700	3,206	(Æ)	326,500	2,005
Nitto FC Co. , Ltd.	213,300	1,416	Tokyo Gas Co. , Ltd.	103,000	2,704
Nomura Holdings, Inc.	457,500	1,859	Tokyu Fudosan Holdings Corp.	98,500	537
NTT Data Corp.	112,600	1,342	Toppan Printing Co. , Ltd.	136,000	2,227
NTT DOCOMO, Inc.	312,000	7,471	Toray Industries, Inc.	142,200	1,054
Oji Holdings Corp.	197,700	1,143	Tosoh Corp.	23,000	326
Oki Electric Industry Co. , Ltd.	14,600	189	Towa Pharmaceutical Co. , Ltd.	1,800	126
Ono Pharmaceutical Co. , Ltd.	155,250	3,381	Toyo Seikan Group Holdings, Ltd.	22,700	510
Oriental Land Co. , Ltd.	11,700	1,196	Toyota Industries Corp.	33,700	1,662

See accompanying notes which are an integral part of this quarterly report.

46 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toyota Motor Corp.	183,200	11,257	Leroy Seafood Group ASA	37,100	296
Toyota Tsusho Corp.	51,900	1,651	Marine Harvest ASA	148,883	3,281
Transcosmos, Inc.	139,600	2,913	Norsk Hydro ASA	240,541	1,111
V Technology Co. , Ltd.	800	114	Orkla ASA	1,695,564	13,663
West Japan Railway Co.	24,000	1,748	Statoil ASA Class N	264,072	6,024
Yahoo! Japan Corp.	2,976,700	8,042	Telenor ASA	187,975	3,556
Yamada Denki Co. , Ltd.	374,700	1,844	Yara International ASA	29,693	1,228
Yamaguchi Financial Group, Inc.	149,000	1,515			33,484
Yamaha Motor Co. , Ltd.	19,300	412	Portugal - 0.2%
		446,751
			Energias de Portugal SA	530,418	1,937
Luxembourg - 0.3%			Galp Energia SGPS SA Class B	166,140	2,592
ArcelorMittal SA(Æ)	101,552	2,358			4,529
Millicom International Cellular SA	4,046	254	Russia - 0.0%
RTL Group SA	13,268	725	Evraz PLC	87,398	571
Spotify Technology SA(Æ)	18,966	2,569
Tenaris SA	55,379	693	Singapore - 1.7%
			Ascendas Real Estate Investment
		6,599	Trust(ö)	1,056,500	2,151
Mexico - 0.2%			CapitaLand, Ltd.	266,600	660
Grupo Televisa SAB - ADR	349,468	4,372	City Developments, Ltd.	63,400	433
			DBS Group Holdings, Ltd.	423,800	7,542
Netherlands - 3.7%			Genting Singapore, Ltd.	1,381,400	1,131
ABN AMRO Group NV(Þ)	67,396	1,680
			Keppel Corp. , Ltd. - ADR	158,900	720
Aegon NV	230,734	1,187
			Oversea-Chinese Banking Corp. , Ltd.	207,759	1,779
AerCap Holdings NV(Æ)	31,022	1,466
			Singapore Telecommunications, Ltd.	7,329,500	16,468
ASML Holding NV	22,529	3,967
			United Overseas Bank, Ltd.	51,800	971
ASR Nederland NV	3,185	135
			Wilmar International, Ltd.	4,016,200	9,956
Exor NV	32,507	2,078
Ferrari NV	23,525	2,925			41,811
Heineken NV	70,107	6,301	South Korea - 1.5%
ING Groep NV	1,017,574	12,050	CLIO Cosmetics Co. , Ltd. (Æ)	107,065	1,306
InterXion Holding NV(Æ)	41,749	2,507	Grand Korea Leisure Co. , Ltd.	199,048	4,609
Koninklijke Ahold Delhaize NV	472,106	12,450	Hana Financial Group, Inc.	119,535	4,309
Koninklijke DSM NV	4,032	378	Hyundai Motor Co.	92,595	10,782
Koninklijke KPN NV	2,077,786	6,402	Kangwon Land, Inc. (Æ)	215,993	6,602
NN Group NV	128,873	5,458	POSCO	31,712	7,721
Royal Dutch Shell PLC Class			Samsung Electronics Co. , Ltd.	40,302	1,684
A	770,441	23,855			37,013
Wolters Kluwer NV	66,233	4,127	Spain - 1.9%
Yandex NV Class A(Æ)	96,372	3,236	ACS Actividades de Construccion y
		90,202	Servicios SA	11,712	485
New Zealand - 0.1%			Aena S	5,319	919
The a2 Milk Co. , Ltd. (Æ)	285,195	2,513	Amadeus IT Group SA Class A	9,490	689
			Banco Bilbao Vizcaya Argentaria SA
Norway - 1.4%			- ADR	358,851	2,126
Austevoll Seafood ASA	46,461	593	Banco de Sabadell SA - ADR	820,191	939
Det Norske Oljeselskap ASA	24,039	798	Banco Santander SA - ADR	646,550	3,062
DNB ASA	129,712	2,302	Bankia SA	1,571,743	4,575
Gjensidige Forsikring ASA	36,661	632	CaixaBank SA	125,649	475

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 47

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cellnex Telecom SA(Æ)(Þ)	304,546	8,578	LafargeHolcim, Ltd. (Æ)	42,283	1,989
Cia de Distribucion Integral Logista			Nestle SA	447,261	38,956
Holdings SA	21,062	544
			Novartis AG	482,239	42,088
Enagas SA	100,096	2,915
			Roche Holding AG	190,885	50,705
Endesa SA - ADR	82,165	2,053
			SGS SA	644	1,554
Gas Natural SDG SA	73,611	2,053
			Sika AG	51,669	6,824
Iberdrola SA	584,783	4,823
			Swiss Life Holding AG(Æ)	8,732	3,602
Industria de Diseno Textil SA	63,944	1,784
			Swiss Re AG	91,337	8,761
Mediaset Espana Comunicacion SA	39,447	278
			Swisscom AG	5,120	2,454
Red Electrica Corp. SA	12,790	294
			Temenos AG(Æ)	18,164	2,456
Repsol SA - ADR	413,085	7,256
			UBS Group AG(Æ)	738,144	9,567
Telefonica SA - ADR	279,860	2,403
		46,251	Zurich Insurance Group AG	12,634	3,968
					216,127
Sweden - 1.4%
Assa Abloy AB Class B	183,989	3,428	Taiwan - 0.3%
			Hon Hai Precision Industry Co. , Ltd.	2,368,241	5,473
Atlas Copco AB(Æ)	124,027	3,227	Taiwan Semiconductor Manufacturing
Boliden AB(Æ)	63,208	1,584	Co. , Ltd.	238,000	1,764
Epiroc AB Class A(Æ)	113,905	1,096			7,237
ICA Gruppen AB(Ñ)	40,392	1,421	United Kingdom - 15.4%
Lundin Petroleum AB	37,411	1,195	3i Group PLC	648,658	7,242
Sandvik AB	25,727	410	Anglo American PLC	94,067	2,401
Securitas AB Class B	18,450	297	Ashtead Group PLC	31,560	800
Skandinaviska Enskilda Banken AB
			Associated British Foods PLC	4,720	148
Class A	286,620	3,005
			AstraZeneca PLC	194,430	14,085
SSAB AB Class A	38,200	151
			Avast PLC(Æ)(Þ)	94,460	355
SSAB AB Class B	146,094	490
			Aviva PLC	1,534,422	8,344
Svenska Cellulosa AB SCA Class B	59,896	527
			Babcock International Group PLC	112,746	785
Svenska Handelsbanken AB Class A	154,526	1,678
			BAE Systems PLC	2,617,226	17,583
Swedbank AB Class A	176,005	3,992
			Barclays PLC	2,899,529	6,023
Telefonaktiebolaget LM Ericsson Class B	810,576	7,219
			Barratt Developments PLC	158,482	1,120
Telia Co. AB	433,502	1,889
			Berkeley Group Holdings PLC	47,595	2,345
Trelleborg AB Class B	146,230	2,460
			BHP Group PLC	180,312	4,002
Volvo AB Class B	22,482	323
		34,392	Bovis Homes Group PLC	21,840	290
			BP PLC	900,809	6,139
Switzerland - 8.9%
			BP PLC - ADR	234,311	9,635
ABB, Ltd.	456,843	8,730
			British American Tobacco PLC	103,956	3,668
Adecco SA	36,564	1,831
			BT Group PLC	601,694	1,835
Baloise Holding AG	12,094	1,871
			CNH Industrial NV	17,740	174
Barry Callebaut AG	65	111
			Coca-Cola European Partners PLC	19,100	909
Chocoladefabriken AG Lindt & Spruengli	291	2,254	Compass Group PLC	22,012	471
Cie Financiere Richemont SA	130,449	9,000	ConvaTec Group PLC(Þ)	275,800	517
Coca-Cola HBC AG - ADR(Æ)	182,392	6,125	Derwent London PLC(ö)	4,800	204
Credit Suisse Group AG(Æ)	630,143	7,637	Diageo PLC	597,792	22,794
Ferguson PLC	5,320	356	Direct Line Insurance Group PLC	371,846	1,643
Givaudan SA	259	628	Drax Group PLC	121,000	638
Glencore PLC(Æ)	541,517	2,201	Fiat Chrysler Automobiles NV	230,697	3,941
Julius Baer Group, Ltd. (Æ)	61,190	2,459	Foxtons Group PLC	2,734,538	1,900

See accompanying notes which are an integral part of this quarterly report.

48 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GlaxoSmithKline PLC - ADR	917,198	17,818	Vodafone Group PLC	9,542,117	17,381
HSBC Holdings PLC	1,938,446	16,264	Wm Morrison Supermarkets PLC	396,811	1,220
Imperial Tobacco Group PLC	314,583	10,424			372,531
International Consolidated Airlines
Group SA	36,000	305	United States - 2.6%
			Abbott Laboratories	94,326	6,884
Investec PLC	53,315	343
			Alphabet, Inc. Class C(Æ)	7,642	8,531
J Sainsbury PLC	2,292,471	8,580
			Bausch Health Companies, Inc. (Æ)(Ñ)	41,400	1,016
JD Sports Fashion PLC	30,160	183
			BGP Holdings PLC(Æ)(Š)	559,805	—
John Wood Group PLC	1,817,475	12,890
			Brookfield Real Estate Services, Inc.	267,852	3,117
Johnson Matthey PLC	16,436	656
			Carnival PLC	77,160	4,358
Just Eat PLC(Æ)	269,420	2,460
			MasterCard, Inc. Class A	42,474	8,969
Kingfisher PLC	560,147	1,636
			Mylan NV(Æ)	390,529	11,697
Land Securities Group PLC(ö)	78,691	894
			News Corp. Class A	388,632	4,986
Legal & General Group PLC	703,771	2,397
			Thomson Reuters Corp. (Æ)	27,487	1,437
Lloyds Banking Group PLC	16,173,479	12,310
			Visa, Inc. Class A	50,226	6,781
London Stock Exchange Group PLC	142,733	8,581
			Wausau Paper Corp.	382,976	4,373
Lookers PLC	1,538,404	2,181
LSL Property Services PLC	1,404,752	4,622			62,149
Marks & Spencer Group PLC	179,159	679	Total Common Stocks
Meggitt PLC	1,085,590	7,352	(cost $2,466,539)		2,328,021
Michael Page International PLC	9,600	56
			Preferred Stocks - 0.8%
Mondi PLC	18,580	449	Germany Stocks - 0.8%
Moneysupermarket. com Group PLC	138,982	553	Bayerische Motoren Werke AG
National Grid PLC	248,984	2,707	6.123% (Ÿ)	8,976	662
Next PLC	8,747	556	Henkel AG & Co. KGaA
Pearson PLC	58,736	699	1.833% (Ÿ)	3,412	332
			Porsche Automobil Holding SE
Persimmon PLC Class A	202,485	6,314
			3.026% (Ÿ)	23,731	1,543
Prudential PLC	165,193	3,223	Volkswagen AG
Quilter PLC(Þ)	234,072	377	2.646% (Ÿ)	101,434	17,255
Reckitt Benckiser Group PLC	52,691	4,056			19,792
Redrow PLC	73,989	564

Rio Tinto PLC	44,423	2,457	Telecom Italy - 0.0% Italia SpA
Royal Bank of Scotland Group PLC	4,411,882	13,956	4.457% (Ÿ)	64,370	31
Royal Mail PLC	689,064	2,426
Scottish & Southern Energy PLC	53,419	820	Total Preferred Stocks
			(cost $18,604)		19,823
Segro PLC(ö)	91,682	778

Smith & Nephew PLC	204,622	3,854	Warrants & Rights - 0.0%
SSP Group PLC	34,900	305	Spain - 0.0%
St. James's Place PLC	94,663	1,166	ACS, Actividades de Construccion y
			Servicios, SA(Æ)
Standard Chartered PLC	1,298,113	10,467
			2019 Rights	11,712	6
Standard Life Aberdeen PLC(Æ)	268,842	888
Stock Spirits Group PLC	879,605	2,678	Total Warrants & Rights
Taylor Wimpey PLC	835,698	1,812	(cost $6)		6
Tesco PLC	5,880,848	17,215
			Short-Term Investments - 2.6%
Travis Perkins PLC	1,202,309	19,326	United States - 2.6%
Unilever NV	427,074	22,815	U. S. Cash Management Fund(@)	30,060,273 (8)	30,066
Unilever PLC	27,052	1,417	United States Treasury Bills
Vertu Motors PLC	2,771,294	1,430	2.339% due 02/28/19 (~)	4,700	4,692

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 49

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
2.416% due 05/23/19 (~)	21,600	21,442
2.475% due 08/15/19 (~)	6,900	6,810
		63,010
Total Short-Term Investments
(cost $62,997)		63,010

Other Securities - 0.5%
U. S. Cash Collateral Fund(×)(@)	13,245,259 (8)	13,245
Total Other Securities
(cost $13,245)		13,245

Total Investments 99.9%
(identified cost $2,561,391)		2,424,105

Other Assets and Liabilities, Net
- 0.1%		2,005
Net Assets - 100.0%		2,426,110

See accompanying notes which are an integral part of this quarterly report.

50 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.2%
ABN AMRO Group NV	05/24/17	EUR	67,396	29.09	1,888	1,680
Avast PLC	12/13/18	GBP	94,460	3.40	321	355
Cellnex Telecom SA	06/19/17	EUR	304,546	23.39	7,124	8,578
China Tower Corp.	01/03/19	CNY	8,060,000	0.18	1,443	1,726
ConvaTec Group PLC	07/03/18	GBP	275,800	2.66	733	517
Covestro AG	04/27/17	EUR	62,121	85.70	4,863	3,426
Innogy SE	06/27/18	EUR	9,474	42.43	402	449
Poste Italiane SpA	04/25/18	EUR	44,512	9.65	429	383
Quilter PLC	02/10/17	GBP	234,072	2.00	469	377
Scandinavian Tobacco Group A/S	12/06/17	DKK	469,821	17.11	8,037	6,081
WH Group, Ltd.	04/13/16	HKD	1,103,500	0.82	907	962
Zalando SE	05/12/15	EUR	67,043	34.62	2,321	2,046
						26,580
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	165	EUR	8,235	02/19	368
DAX Index Futures	22	EUR	6,135	03/19	427
EURO STOXX 50 Index Futures	850	EUR	26,792	03/19	1,390
FTSE 100 Index Futures	516	GBP	35,617	03/19	1,235
Hang Seng Index Futures	18	HKD	25,250	02/19	56
S&P Energy Select Sector Index Futures	486	USD	31,187	03/19	1,015
S&P/TSX 60 Index Futures	244	CAD	45,277	03/19	2,113
SPI 200 Index Futures	89	AUD	12,914	03/19	347
TOPIX Index Futures	1,035	JPY	16,228,799	03/19	29
Short Positions
Hang Seng Index Futures	171	HKD	239,871	02/19	(569)
MSCI Emerging Markets Index Futures	691	USD	36,782	03/19	(3,208)
NASDAQ 100 E-Mini Index Futures	238	USD	32,914	03/19	(1,409)
S&P 500 E-Mini Index Futures	1,152	USD	155,779	03/19	(6,926)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,132)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,172	JPY	235,834	02/05/19	(7)
Bank of America	USD	2,146	SGD	2,888	02/04/19	(1)
Bank of America	AUD	1,200	USD	866	03/20/19	(7)
Bank of America	AUD	2,000	USD	1,407	03/20/19	(48)
Bank of America	CAD	1,700	USD	1,281	03/20/19	(14)
Bank of America	CAD	2,500	USD	1,839	03/20/19	(66)
Bank of America	EUR	1,000	USD	1,144	03/20/19	(5)
Bank of America	EUR	4,800	USD	5,526	03/20/19	11
Bank of America	EUR	8,000	USD	9,211	03/20/19	20

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 51

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	750	USD	952	03/20/19	(34)
Bank of America	GBP	1,500	USD	1,922	03/20/19	(50)
Bank of America	GBP	2,000	USD	2,538	03/20/19	(92)
Bank of America	HKD	57,596	USD	7,341	02/08/19	2
Bank of America	HKD	2,000	USD	256	03/20/19	1
Bank of America	HKD	4,200	USD	539	03/20/19	2
Bank of America	HKD	7,000	USD	896	03/20/19	2
Bank of America	JPY	360,000	USD	3,223	03/20/19	(94)
Bank of America	JPY	600,000	USD	5,439	03/20/19	(89)
Brown Brothers Harriman	USD	290	AUD	400	03/20/19	1
Brown Brothers Harriman	USD	429	AUD	600	03/20/19	8
Brown Brothers Harriman	USD	627	AUD	850	03/20/19	(8)
Brown Brothers Harriman	USD	7,327	AUD	9,940	03/20/19	(97)
Brown Brothers Harriman	USD	604	CAD	800	03/20/19	6
Brown Brothers Harriman	USD	948	CAD	1,248	03/20/19	3
Brown Brothers Harriman	USD	5,676	CAD	7,471	03/20/19	17
Brown Brothers Harriman	USD	10,088	CAD	13,280	03/20/19	30
Brown Brothers Harriman	USD	102	CHF	100	03/20/19	(1)
Brown Brothers Harriman	USD	511	CHF	500	03/20/19	(6)
Brown Brothers Harriman	USD	1,021	CHF	1,000	03/20/19	(11)
Brown Brothers Harriman	USD	31	DKK	200	03/20/19	—
Brown Brothers Harriman	USD	354	DKK	2,300	03/20/19	—
Brown Brothers Harriman	USD	463	DKK	3,000	03/20/19	(1)
Brown Brothers Harriman	USD	465	DKK	3,000	03/20/19	(3)
Brown Brothers Harriman	USD	115	EUR	100	03/20/19	—
Brown Brothers Harriman	USD	578	EUR	500	03/20/19	(3)
Brown Brothers Harriman	USD	1,150	EUR	1,000	03/20/19	(1)
Brown Brothers Harriman	USD	3,125	EUR	2,728	03/20/19	9
Brown Brothers Harriman	USD	3,452	EUR	3,000	03/20/19	(5)
Brown Brothers Harriman	USD	5,546	EUR	4,842	03/20/19	17
Brown Brothers Harriman	USD	127	GBP	100	03/20/19	4
Brown Brothers Harriman	USD	383	GBP	300	03/20/19	11
Brown Brothers Harriman	USD	1,276	GBP	1,000	03/20/19	38
Brown Brothers Harriman	USD	1,528	GBP	1,193	03/20/19	41
Brown Brothers Harriman	USD	6,917	GBP	5,402	03/20/19	184
Brown Brothers Harriman	USD	102	HKD	800	03/20/19	—
Brown Brothers Harriman	USD	320	HKD	2,500	03/20/19	—
Brown Brothers Harriman	USD	513	HKD	4,000	03/20/19	(2)
Brown Brothers Harriman	USD	894	HKD	7,000	03/20/19	—
Brown Brothers Harriman	USD	1,279	HKD	10,000	03/20/19	(3)
Brown Brothers Harriman	USD	366	JPY	40,000	03/20/19	2
Brown Brothers Harriman	USD	887	JPY	100,000	03/20/19	34
Brown Brothers Harriman	USD	924	JPY	100,000	03/20/19	(3)
Brown Brothers Harriman	USD	2,433	JPY	272,481	03/20/19	78
Brown Brothers Harriman	USD	28,309	JPY	3,170,484	03/20/19	903
Brown Brothers Harriman	USD	34	NOK	300	03/20/19	1
Brown Brothers Harriman	USD	231	NOK	2,000	03/20/19	6
Brown Brothers Harriman	USD	225	SEK	2,000	03/20/19	(3)
Brown Brothers Harriman	AUD	200	USD	141	03/20/19	(4)
Brown Brothers Harriman	AUD	200	USD	144	03/20/19	(2)
Brown Brothers Harriman	AUD	300	USD	216	03/20/19	(2)
Brown Brothers Harriman	AUD	300	USD	214	03/20/19	(4)
Brown Brothers Harriman	AUD	500	USD	359	03/20/19	(5)
Brown Brothers Harriman	AUD	500	USD	360	03/20/19	(4)
Brown Brothers Harriman	AUD	500	USD	361	03/20/19	(3)
Brown Brothers Harriman	AUD	500	USD	356	03/20/19	(8)
Brown Brothers Harriman	AUD	500	USD	368	03/20/19	4
Brown Brothers Harriman	AUD	750	USD	532	03/20/19	(13)

See accompanying notes which are an integral part of this quarterly report.

52 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	AUD	750	USD	539	03/20/19	(7)
Brown Brothers Harriman	AUD	800	USD	589	03/20/19	7
Brown Brothers Harriman	AUD	1,000	USD	728	03/20/19	1
Brown Brothers Harriman	AUD	1,000	USD	701	03/20/19	(27)
Brown Brothers Harriman	AUD	1,000	USD	706	03/20/19	(21)
Brown Brothers Harriman	AUD	1,350	USD	952	03/20/19	(30)
Brown Brothers Harriman	AUD	1,400	USD	1,006	03/20/19	(12)
Brown Brothers Harriman	CAD	250	USD	188	03/20/19	(3)
Brown Brothers Harriman	CAD	400	USD	302	03/20/19	(3)
Brown Brothers Harriman	CAD	420	USD	314	03/20/19	(6)
Brown Brothers Harriman	CAD	500	USD	381	03/20/19	—
Brown Brothers Harriman	CAD	500	USD	379	03/20/19	(2)
Brown Brothers Harriman	CAD	500	USD	371	03/20/19	(9)
Brown Brothers Harriman	CAD	500	USD	374	03/20/19	(7)
Brown Brothers Harriman	CAD	550	USD	415	03/20/19	(4)
Brown Brothers Harriman	CAD	700	USD	525	03/20/19	(8)
Brown Brothers Harriman	CAD	800	USD	605	03/20/19	(5)
Brown Brothers Harriman	CAD	800	USD	594	03/20/19	(15)
Brown Brothers Harriman	CAD	850	USD	636	03/20/19	(12)
Brown Brothers Harriman	CAD	850	USD	637	03/20/19	(10)
Brown Brothers Harriman	CAD	1,000	USD	753	03/20/19	(9)
Brown Brothers Harriman	CAD	1,000	USD	734	03/20/19	(27)
Brown Brothers Harriman	CAD	1,000	USD	758	03/20/19	(4)
Brown Brothers Harriman	CAD	1,000	USD	759	03/20/19	(3)
Brown Brothers Harriman	CAD	1,200	USD	908	03/20/19	(6)
Brown Brothers Harriman	CAD	1,200	USD	896	03/20/19	(18)
Brown Brothers Harriman	CAD	1,250	USD	921	03/20/19	(31)
Brown Brothers Harriman	CAD	1,400	USD	1,032	03/20/19	(34)
Brown Brothers Harriman	CAD	1,900	USD	1,395	03/20/19	(53)
Brown Brothers Harriman	CHF	5,874	USD	5,948	03/20/19	16
Brown Brothers Harriman	DKK	23,630	USD	3,629	03/20/19	(8)
Brown Brothers Harriman	EUR	200	USD	231	03/20/19	1
Brown Brothers Harriman	EUR	200	USD	230	03/20/19	—
Brown Brothers Harriman	EUR	500	USD	572	03/20/19	(2)
Brown Brothers Harriman	EUR	500	USD	574	03/20/19	(1)
Brown Brothers Harriman	EUR	750	USD	858	03/20/19	(4)
Brown Brothers Harriman	EUR	1,500	USD	1,723	03/20/19	—
Brown Brothers Harriman	EUR	1,750	USD	1,998	03/20/19	(12)
Brown Brothers Harriman	EUR	2,000	USD	2,291	03/20/19	(7)
Brown Brothers Harriman	EUR	2,200	USD	2,520	03/20/19	(8)
Brown Brothers Harriman	EUR	2,300	USD	2,621	03/20/19	(22)
Brown Brothers Harriman	EUR	2,400	USD	2,748	03/20/19	(10)
Brown Brothers Harriman	EUR	2,500	USD	2,838	03/20/19	(34)
Brown Brothers Harriman	EUR	3,000	USD	3,441	03/20/19	(6)
Brown Brothers Harriman	EUR	3,000	USD	3,435	03/20/19	(12)
Brown Brothers Harriman	EUR	4,000	USD	4,575	03/20/19	(21)
Brown Brothers Harriman	EUR	4,250	USD	4,853	03/20/19	(30)
Brown Brothers Harriman	EUR	4,800	USD	5,530	03/20/19	15
Brown Brothers Harriman	EUR	5,350	USD	6,128	03/20/19	(18)
Brown Brothers Harriman	EUR	7,000	USD	8,092	03/20/19	50
Brown Brothers Harriman	GBP	250	USD	328	03/20/19	(1)
Brown Brothers Harriman	GBP	330	USD	417	03/20/19	(17)
Brown Brothers Harriman	GBP	450	USD	581	03/20/19	(11)
Brown Brothers Harriman	GBP	500	USD	638	03/20/19	(20)
Brown Brothers Harriman	GBP	500	USD	636	03/20/19	(21)
Brown Brothers Harriman	GBP	550	USD	695	03/20/19	(28)
Brown Brothers Harriman	GBP	650	USD	831	03/20/19	(23)
Brown Brothers Harriman	GBP	700	USD	888	03/20/19	(33)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 53

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	750	USD	954	03/20/19	(32)
Brown Brothers Harriman	GBP	800	USD	1,051	03/20/19	(1)
Brown Brothers Harriman	GBP	800	USD	1,022	03/20/19	(29)
Brown Brothers Harriman	GBP	1,000	USD	1,280	03/20/19	(35)
Brown Brothers Harriman	GBP	1,000	USD	1,309	03/20/19	(6)
Brown Brothers Harriman	GBP	1,200	USD	1,519	03/20/19	(59)
Brown Brothers Harriman	GBP	1,200	USD	1,521	03/20/19	(57)
Brown Brothers Harriman	GBP	1,450	USD	1,848	03/20/19	(58)
Brown Brothers Harriman	HKD	1,000	USD	128	03/20/19	—
Brown Brothers Harriman	HKD	1,000	USD	128	03/20/19	—
Brown Brothers Harriman	HKD	1,300	USD	167	03/20/19	1
Brown Brothers Harriman	HKD	1,400	USD	179	03/20/19	1
Brown Brothers Harriman	HKD	1,500	USD	192	03/20/19	—
Brown Brothers Harriman	HKD	1,500	USD	191	03/20/19	—
Brown Brothers Harriman	HKD	2,000	USD	257	03/20/19	1
Brown Brothers Harriman	HKD	2,500	USD	320	03/20/19	1
Brown Brothers Harriman	HKD	2,500	USD	319	03/20/19	—
Brown Brothers Harriman	HKD	3,000	USD	385	03/20/19	2
Brown Brothers Harriman	HKD	3,500	USD	449	03/20/19	2
Brown Brothers Harriman	HKD	3,700	USD	473	03/20/19	1
Brown Brothers Harriman	HKD	4,000	USD	512	03/20/19	1
Brown Brothers Harriman	HKD	5,000	USD	639	03/20/19	1
Brown Brothers Harriman	HKD	47,124	USD	6,048	03/20/19	32
Brown Brothers Harriman	JPY	2,000	USD	18	03/20/19	—
Brown Brothers Harriman	JPY	15,000	USD	136	03/20/19	(2)
Brown Brothers Harriman	JPY	20,000	USD	183	03/20/19	(2)
Brown Brothers Harriman	JPY	30,000	USD	269	03/20/19	(8)
Brown Brothers Harriman	JPY	50,000	USD	448	03/20/19	(13)
Brown Brothers Harriman	JPY	75,000	USD	671	03/20/19	(20)
Brown Brothers Harriman	JPY	75,000	USD	687	03/20/19	(4)
Brown Brothers Harriman	JPY	90,000	USD	802	03/20/19	(28)
Brown Brothers Harriman	JPY	100,000	USD	915	03/20/19	(6)
Brown Brothers Harriman	JPY	150,000	USD	1,382	03/20/19	—
Brown Brothers Harriman	JPY	175,000	USD	1,602	03/20/19	(10)
Brown Brothers Harriman	JPY	200,000	USD	1,853	03/20/19	11
Brown Brothers Harriman	JPY	250,000	USD	2,233	03/20/19	(70)
Brown Brothers Harriman	JPY	300,000	USD	2,765	03/20/19	1
Brown Brothers Harriman	JPY	300,000	USD	2,664	03/20/19	(100)
Brown Brothers Harriman	JPY	375,000	USD	3,333	03/20/19	(122)
Brown Brothers Harriman	JPY	400,000	USD	3,646	03/20/19	(39)
Brown Brothers Harriman	NOK	118,240	USD	13,996	03/20/19	(52)
Brown Brothers Harriman	SEK	60,360	USD	6,765	03/20/19	71
Citigroup	USD	627	AUD	850	03/20/19	(8)
Citigroup	USD	7,325	AUD	9,940	03/20/19	(95)
Citigroup	USD	946	CAD	1,248	03/20/19	4
Citigroup	USD	5,667	CAD	7,471	03/20/19	25
Citigroup	USD	10,073	CAD	13,280	03/20/19	45
Citigroup	USD	3,125	EUR	2,728	03/20/19	9
Citigroup	USD	5,547	EUR	4,842	03/20/19	16
Citigroup	USD	1,525	GBP	1,193	03/20/19	43
Citigroup	USD	6,905	GBP	5,402	03/20/19	197
Citigroup	USD	2,432	JPY	272,481	03/20/19	78
Citigroup	USD	28,299	JPY	3,170,484	03/20/19	912
Citigroup	USD	2,481	NOK	21,500	03/20/19	73
Citigroup	USD	1,231	SEK	11,000	03/20/19	(11)
Citigroup	CHF	5,874	USD	5,950	03/20/19	18
Citigroup	DKK	23,630	USD	3,629	03/20/19	(8)
Citigroup	EUR	2,000	USD	2,290	03/20/19	(7)

See accompanying notes which are an integral part of this quarterly report.

54 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	EUR	5,350	USD	6,129	03/20/19	(18)
Citigroup	GBP	550	USD	711	03/20/19	(12)
Citigroup	HKD	1,500	USD	192	03/20/19	—
Citigroup	HKD	47,124	USD	6,047	03/20/19	31
Citigroup	JPY	20,000	USD	184	03/20/19	—
Citigroup	NOK	118,240	USD	13,993	03/20/19	(54)
Citigroup	SEK	60,360	USD	6,762	03/20/19	68
Commonwealth Bank of Australia	USD	628	AUD	850	03/20/19	(9)
Commonwealth Bank of Australia	USD	7,336	AUD	9,940	03/20/19	(106)
Commonwealth Bank of Australia	USD	947	CAD	1,248	03/20/19	4
Commonwealth Bank of Australia	USD	5,669	CAD	7,471	03/20/19	23
Commonwealth Bank of Australia	USD	10,077	CAD	13,280	03/20/19	41
Commonwealth Bank of Australia	USD	3,136	EUR	2,728	03/20/19	(2)
Commonwealth Bank of Australia	USD	5,566	EUR	4,842	03/20/19	(4)
Commonwealth Bank of Australia	USD	1,530	GBP	1,193	03/20/19	39
Commonwealth Bank of Australia	USD	6,926	GBP	5,402	03/20/19	176
Commonwealth Bank of Australia	USD	2,437	JPY	272,481	03/20/19	73
Commonwealth Bank of Australia	USD	28,358	JPY	3,170,484	03/20/19	854
Commonwealth Bank of Australia	CHF	5,874	USD	5,961	03/20/19	29
Commonwealth Bank of Australia	DKK	23,630	USD	3,641	03/20/19	4
Commonwealth Bank of Australia	EUR	5,350	USD	6,151	03/20/19	4
Commonwealth Bank of Australia	HKD	47,124	USD	6,049	03/20/19	32
Commonwealth Bank of Australia	NOK	118,240	USD	14,020	03/20/19	(28)
Commonwealth Bank of Australia	SEK	60,360	USD	6,781	03/20/19	87
Royal Bank of Canada	USD	625	AUD	850	03/20/19	(7)
Royal Bank of Canada	USD	7,309	AUD	9,940	03/20/19	(79)
Royal Bank of Canada	USD	946	CAD	1,248	03/20/19	4
Royal Bank of Canada	USD	5,666	CAD	7,471	03/20/19	27
Royal Bank of Canada	USD	10,071	CAD	13,280	03/20/19	47
Royal Bank of Canada	USD	2,153	CHF	2,139	02/04/19	(2)
Royal Bank of Canada	USD	3,261	EUR	2,847	02/04/19	(1)
Royal Bank of Canada	USD	3,120	EUR	2,728	03/20/19	15
Royal Bank of Canada	USD	5,537	EUR	4,842	03/20/19	26
Royal Bank of Canada	USD	1,634	GBP	1,244	02/04/19	(2)
Royal Bank of Canada	USD	1,521	GBP	1,193	03/20/19	47
Royal Bank of Canada	USD	6,887	GBP	5,402	03/20/19	214
Royal Bank of Canada	USD	2,436	JPY	272,481	03/20/19	75
Royal Bank of Canada	USD	28,340	JPY	3,170,484	03/20/19	872
Royal Bank of Canada	AUD	50	USD	36	03/20/19	—
Royal Bank of Canada	AUD	500	USD	358	03/20/19	(6)
Royal Bank of Canada	AUD	500	USD	360	03/20/19	(4)
Royal Bank of Canada	AUD	600	USD	429	03/20/19	(7)
Royal Bank of Canada	AUD	800	USD	576	03/20/19	(5)
Royal Bank of Canada	CAD	600	USD	453	03/20/19	(5)
Royal Bank of Canada	CAD	600	USD	452	03/20/19	(5)
Royal Bank of Canada	CAD	750	USD	566	03/20/19	(5)
Royal Bank of Canada	CAD	800	USD	598	03/20/19	(11)
Royal Bank of Canada	CAD	900	USD	678	03/20/19	(8)
Royal Bank of Canada	CHF	5,874	USD	5,945	03/20/19	13
Royal Bank of Canada	DKK	8,826	USD	1,353	02/04/19	—
Royal Bank of Canada	DKK	23,630	USD	3,623	03/20/19	(15)
Royal Bank of Canada	EUR	1,500	USD	1,717	03/20/19	(7)
Royal Bank of Canada	EUR	1,750	USD	2,009	03/20/19	(2)
Royal Bank of Canada	EUR	2,400	USD	2,770	03/20/19	13
Royal Bank of Canada	EUR	5,350	USD	6,118	03/20/19	(29)
Royal Bank of Canada	GBP	650	USD	846	03/20/19	(8)
Royal Bank of Canada	GBP	1,000	USD	1,281	03/20/19	(34)
Royal Bank of Canada	HKD	1,250	USD	160	03/20/19	—

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 55

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	HKD	1,800	USD	230	03/20/19	—
Royal Bank of Canada	HKD	2,200	USD	281	03/20/19	1
Royal Bank of Canada	HKD	47,124	USD	6,050	03/20/19	33
Royal Bank of Canada	JPY	60,000	USD	556	03/20/19	3
Royal Bank of Canada	JPY	80,000	USD	734	03/20/19	(3)
Royal Bank of Canada	JPY	175,000	USD	1,626	03/20/19	13
Royal Bank of Canada	JPY	175,000	USD	1,609	03/20/19	(3)
Royal Bank of Canada	NOK	118,240	USD	13,960	03/20/19	(88)
Royal Bank of Canada	SEK	60,360	USD	6,749	03/20/19	55
State Street	USD	199	AUD	273	02/01/19	—
State Street	USD	2,171	AUD	3,000	03/20/19	11
State Street	USD	3,471	AUD	4,950	03/20/19	129
State Street	USD	5,212	AUD	7,073	03/20/19	(68)
State Street	USD	6,112	AUD	8,500	03/20/19	70
State Street	USD	3,305	CAD	4,400	03/20/19	47
State Street	USD	4,681	CAD	6,300	03/20/19	119
State Street	USD	8,561	CAD	11,500	03/20/19	201
State Street	USD	70	CHF	70	02/01/19	—
State Street	USD	203	CHF	200	03/20/19	(1)
State Street	USD	1,530	CHF	1,500	03/20/19	(15)
State Street	USD	20	DKK	131	02/01/19	—
State Street	USD	15	DKK	100	03/20/19	—
State Street	USD	153	DKK	1,000	03/20/19	—
State Street	USD	771	DKK	5,000	03/20/19	(2)
State Street	USD	344	EUR	300	03/20/19	1
State Street	USD	1,150	EUR	1,000	03/20/19	(1)
State Street	USD	16,061	EUR	14,000	03/20/19	25
State Street	USD	23,510	EUR	20,500	03/20/19	43
State Street	USD	43,527	EUR	38,000	03/20/19	133
State Street	USD	138	GBP	105	02/01/19	—
State Street	USD	127	GBP	100	03/20/19	4
State Street	USD	128	GBP	100	03/20/19	4
State Street	USD	5,082	GBP	4,000	03/20/19	176
State Street	USD	7,355	GBP	5,800	03/20/19	270
State Street	USD	13,714	GBP	10,800	03/20/19	484
State Street	USD	128	HKD	1,000	03/20/19	—
State Street	USD	1,539	HKD	12,000	03/20/19	(7)
State Street	USD	2,111	HKD	16,444	03/20/19	(12)
State Street	USD	2,303	HKD	18,000	03/20/19	(5)
State Street	USD	4,100	HKD	32,000	03/20/19	(14)
State Street	USD	281	JPY	30,794	02/01/19	2
State Street	USD	6,479	JPY	725,000	03/20/19	201
State Street	USD	8,018	JPY	900,000	03/20/19	274
State Street	USD	12,390	JPY	1,325,000	03/20/19	(182)
State Street	USD	22,386	JPY	2,500,000	03/20/19	649
State Street	USD	575	NOK	5,000	03/20/19	19
State Street	USD	1,717	NOK	15,000	03/20/19	65
State Street	USD	2,369	NOK	20,000	03/20/19	8
State Street	USD	444	SEK	4,000	03/20/19	(1)
State Street	USD	1,336	SEK	12,000	03/20/19	(5)
State Street	USD	1,342	SEK	12,000	03/20/19	(11)
State Street	AUD	200	USD	144	03/20/19	(2)
State Street	AUD	200	USD	141	03/20/19	(4)
State Street	AUD	700	USD	505	03/20/19	(5)
State Street	AUD	750	USD	529	03/20/19	(17)
State Street	AUD	1,000	USD	719	03/20/19	(8)
State Street	CAD	100	USD	75	03/20/19	(1)
State Street	CAD	300	USD	221	03/20/19	(7)

See accompanying notes which are an integral part of this quarterly report.

56 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	600	USD	447	03/20/19	(10)
State Street	CAD	1,000	USD	748	03/20/19	(14)
State Street	CAD	1,000	USD	754	03/20/19	(8)
State Street	CAD	1,000	USD	734	03/20/19	(28)
State Street	CAD	2,500	USD	1,869	03/20/19	(35)
State Street	EUR	200	USD	229	03/20/19	(1)
State Street	EUR	2,800	USD	3,197	03/20/19	(20)
State Street	EUR	3,500	USD	4,036	03/20/19	14
State Street	GBP	100	USD	129	03/20/19	(3)
State Street	GBP	950	USD	1,192	03/20/19	(56)
State Street	GBP	1,000	USD	1,279	03/20/19	(35)
State Street	GBP	5,920	USD	7,580	03/20/19	(202)
State Street	HKD	869	USD	111	02/01/19	—
State Street	HKD	2,750	USD	352	03/20/19	1
State Street	HKD	2,800	USD	359	03/20/19	1
State Street	JPY	8,000	USD	72	03/20/19	(2)
State Street	JPY	10,000	USD	90	03/20/19	(2)
State Street	JPY	25,000	USD	232	03/20/19	1
State Street	JPY	30,000	USD	269	03/20/19	(8)
State Street	JPY	180,000	USD	1,651	03/20/19	(7)
State Street	JPY	230,000	USD	2,045	03/20/19	(74)
State Street	JPY	400,000	USD	3,582	03/20/19	(104)
State Street	JPY	500,000	USD	4,660	03/20/19	53
State Street	SEK	713	USD	79	02/01/19	—
UBS	USD	627	AUD	850	03/20/19	(9)
UBS	USD	7,331	AUD	9,940	03/20/19	(101)
UBS	USD	947	CAD	1,248	03/20/19	4
UBS	USD	5,669	CAD	7,471	03/20/19	23
UBS	USD	10,077	CAD	13,280	03/20/19	41
UBS	USD	3,135	EUR	2,728	03/20/19	—
UBS	USD	5,563	EUR	4,842	03/20/19	—
UBS	USD	1,529	GBP	1,193	03/20/19	39
UBS	USD	6,923	GBP	5,402	03/20/19	178
UBS	USD	2,436	JPY	272,481	03/20/19	75
UBS	USD	28,339	JPY	3,170,484	03/20/19	873
UBS	CHF	5,874	USD	5,960	03/20/19	28
UBS	DKK	23,630	USD	3,640	03/20/19	2
UBS	EUR	5,350	USD	6,147	03/20/19	—
UBS	HKD	47,124	USD	6,049	03/20/19	33
UBS	NOK	118,240	USD	14,020	03/20/19	(28)
UBS	SEK	60,360	USD	6,779	03/20/19	85
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						6,400

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practica l
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$77,219	$—	$—	$77,219
Austria	—	11,722	—	—	11,722
Belgium	—	24,150	—	—	24,150

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 57

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Bermuda	—	287	—	—	287
Canada	130,722	—	—	—	130,722
Cayman Islands	997	1,934	—	—	2,931
China	5,875	35,774	—	—	41,649
Denmark	—	40,960	—	—	40,960
Finland	—	10,168	—	—	10,168
France	—	233,612	—	—	233,612
Germany	9,933	125,635	—	—	135,568
Hong Kong	—	77,629	—	—	77,629
India	24,878	—	—	—	24,878
Indonesia	—	3,776	—	—	3,776
Ireland	11,540	8,073	—	—	19,613
Israel	3,962	16,631	—	—	20,593
Italy	—	66,012	—	—	66,012
Japan	65	446,686	—	—	446,751
Luxembourg	2,569	4,030	—	—	6,599
Mexico	4,372	—	—	—	4,372
Netherlands	7,209	82,993	—	—	90,202
New Zealand	—	2,513	—	—	2,513
Norway	—	33,484	—	—	33,484
Portugal	—	4,529	—	—	4,529
Russia	—	571	—	—	571
Singapore	—	41,811	—	—	41,811
South Korea	—	37,013	—	—	37,013
Spain	—	46,251	—	—	46,251
Sweden	—	34,392	—	—	34,392
Switzerland	—	216,127	—	—	216,127
Taiwan	—	7,237	—	—	7,237
United Kingdom	10,544	361,987	—	—	372,531
United States	53,418	8,731	—	—	62,149
Preferred Stocks	—	19,823	—	—	19,823
Warrants & Rights	6	—	—	—	6
Short-Term Investments	—	32,944	—	30,066	63,010
Other Securities	—	—	—	13,245	13,245
Total Investments	266,090	2,114,704	—	43,311	2,424,105

Other Financial Instruments
Assets
Futures Contracts	6,980	—	—	—	6,980
Foreign Currency Exchange Contracts	4	10,376	—	—	10,380
Liabilities
Futures Contracts	(12,112)	—	—	—	(12,112)
Foreign Currency Exchange Contracts	(14)	(3,966)	—	—	(3,980)

See accompanying notes which are an integral part of this quarterly report.

58 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Total Other Financial Instruments*	$(5,142)	$6,410	$—	$—	$1,268

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	316,647
Consumer Staples	187,945
Energy	138,858
Financial Services	564,635
Health Care	240,268
Materials and Processing	195,797
Producer Durables	307,139
Technology	223,482
Utilities	173,073
Warrants and Rights	6
Short-Term Investments	63,010
Other Securities	13,245
Total Investments	2,424,105

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 59

Russell Investment Company
Global Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.8%			Colombia - 0.3%
Australia - 0.8%			Bancolombia SA	402,400	4,321
Australia & New Zealand Banking
Group, Ltd. - ADR	34,861	636	Denmark - 0.0%
Caltex Australia, Ltd.	45,536	889	Danske Bank A/S	29,969	555
Coles Group, Ltd. (Æ)	37,944	345
Commonwealth Bank of Australia - ADR	25,452	1,296	Finland - 0.4%
Macquarie Group, Ltd.	45,449	3,859	Kone OYJ Class B	104,846	5,091
National Australia Bank, Ltd. - ADR	23,157	402	Nordea Bank AB	58,608	532
Treasury Wine Estates, Ltd.	314,361	3,532			5,623
Wesfarmers, Ltd. (Æ)	37,944	888
Westpac Banking Corp.	30,831	551	France - 3.0%
		12,398	Air Liquide SA Class A	49,376	5,997
			AXA SA	39,158	909
Austria - 0.4%			BNP Paribas SA	16,625	781
Andritz AG	108,200	5,342	Cie de Saint-Gobain	20,106	695
OMV AB	29,926	1,485	Cie Generale des Etablissements
		6,827	Michelin SCA Class B	44,300	4,821
			Danone SA	9,370	681
Belgium - 0.5%			Imerys SA	88,789	4,688
Groupe Bruxelles Lambert SA	9,629	908	Ipsos SA	71,576	1,662
KBC Groep NV	12,837	871	L'Oreal SA	23,673	5,703
Solvay SA	52,549	5,721	Publicis Groupe SA - ADR	153,185	9,353
		7,500	Safran SA	15,159	1,992
			Sanofi - ADR	20,546	1,785
Bermuda - 0.0%			Schneider Electric SE	12,053	859
Everest Re Group, Ltd.	3,098	679	Total SA	20,354	1,117
			Vinci SA	73,880	6,514
Canada - 2.7%					47,557
Bank of Montreal(Ñ)	13,342	977
Bank of Nova Scotia (The)	24,528	1,396	Germany - 2.6%
BCE, Inc.	18,597	809	Allianz SE	5,689	1,204
Canadian Imperial Bank of Commerce	17,706	1,501	BASF SE	71,603	5,231
Cenovus Energy, Inc.	198,568	1,551	Bayer AG	12,095	916
Fortis, Inc.	75,727	2,701	Bayerische Motoren Werke AG	7,513	632
George Weston, Ltd.	5,549	403	Daimler AG	13,371	791
Healthcare Realty Trust, Inc. (Æ)	17,107	289	Deutsche Boerse AG	38,390	5,109
IGM Financial, Inc.	13,298	342	Deutsche Telekom AG	328,654	5,339
Intact Financial Corp.	35,007	2,767	Hannover Rueck SE	44,981	6,479
Magna International, Inc. Class A	111,273	5,888	Lanxess AG	88,592	4,869
Methanex Corp.	85,200	4,643	Muenchener Rueckversicherungs-
Royal Bank of Canada - GDR	24,954	1,900	Gesellschaft AG in Muenchen	30,803	6,855
Shopify, Inc. Class A(Æ)(Ñ)	22,088	3,721	SAP SE - ADR	23,235	2,403
Sun Life Financial, Inc.	17,708	639	Siemens AG	8,348	915
Suncor Energy, Inc.	369,072	11,903			40,743
Toronto Dominion Bank	32,938	1,855
		43,285	Hong Kong - 0.3%
			Cathay Pacific Airways, Ltd.	854,300	1,311
China - 1.4%			CLP Holdings, Ltd.	45,035	524
Agricultural Bank of China, Ltd. Class H	2,825,000	1,341	Hang Lung Properties, Ltd. - ADR	134,000	292
Alibaba Group Holding, Ltd. - ADR(Æ)	30,564	5,150	Henderson Land Development Co. , Ltd.	135,000	772
China Construction Bank Corp. Class H	6,259,074	5,654	Hongkong Land Holdings, Ltd.	117,500	844
China Hongxing Sports, Ltd. (Æ)(Š)	6,320,000	—	Link Real Estate Investment Trust(ö)	96,798	1,062
China Overseas Land & Investment, Ltd.	728,400	2,741	Wharf Holdings, Ltd. (The)	146,000	440
China Resources Power Holdings Co. ,					5,245
Ltd.	912,500	1,838
Industrial & Commercial Bank of China,			India - 1.1%
Ltd. Class H	2,096,000	1,636	HDFC Bank, Ltd. - ADR	113,813	11,178
Tencent Holdings, Ltd.	104,264	4,691	Infosys, Ltd. - ADR(Ñ)	604,600	6,530
		23,051			17,708

See accompanying notes which are an integral part of this quarterly report.

60 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indonesia - 0.2%			Sumitomo Metal Mining Co. , Ltd.	107,500	3,097
Bank Central Asia Tbk PT	1,346,227	2,715	Sumitomo Mitsui Financial Group, Inc.	260,700	9,692
			Takeda Pharmaceutical Co. , Ltd.	24,100	972
Ireland - 2.2%			Teijin, Ltd.	30,100	519
Accenture PLC Class A	4,322	664	Tokio Marine Holdings, Inc.	83,900	4,096
Greencore Group PLC Class A	2,757,699	6,982	Tokyo Gas Co. , Ltd.	15,000	394
Linde PLC	83,785	13,658	Toyota Motor Corp.	22,100	1,358
Medtronic PLC	150,018	13,260	Yamaguchi Financial Group, Inc.	90,000	915
		34,564			85,013

Israel - 0.3%			Luxembourg - 0.2%
Teva Pharmaceutical Industries, Ltd.			Spotify Technology SA(Æ)	28,215	3,822
- ADR(Æ)	269,900	5,358
			Netherlands - 1.0%
Italy - 0.4%			Heineken NV	107,133	9,628
Enel SpA	377,741	2,278	ING Groep NV	51,573	611
ENI SpA - ADR	46,569	789	Koninklijke Ahold Delhaize NV	73,698	1,944
Snam Rete Gas SpA	440,811	2,105	Koninklijke Vopak NV	8,638	440
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	541	Yandex NV Class A(Æ)	73,725	2,476
		5,713			15,099

Japan - 5.4%			Norway - 1.1%
Aisin Seiki Co. , Ltd.	16,700	658	DNB ASA	361,646	6,416
Aozora Bank, Ltd.	19,500	600	SpareBank 1 SR-Bank ASA	463,352	5,018
Bridgestone Corp.	48,400	1,862	Statoil ASA Class N	33,882	773
Canon, Inc.	50,700	1,451	Yara International ASA	130,700	5,404
Central Japan Railway Co.	5,900	1,273			17,611
Chubu Electric Power Co. , Inc.	45,600	720
Daito Trust Construction Co. , Ltd.	9,200	1,280	Portugal - 0.1%
East Japan Railway Co.	14,100	1,304	Energias de Portugal SA	88,061	322
Electric Power Development Co. , Ltd.	22,600	564	Jeronimo Martins SGPS SA	43,482	616
Honda Motor Co. , Ltd.	42,077	1,256			938
Idemitsu Kosan Co. , Ltd.	39,900	1,401
ITOCHU Corp.	65,700	1,202	Puerto Rico - 0.4%
Japan Post Bank Co. , Ltd.	83,000	966	Popular, Inc.	124,500	6,799
Japan Post Holdings Co. , Ltd.	53,100	652
Japan Real Estate Investment Corp. (ö)	179	1,049	Singapore - 0.8%
Japan Tobacco, Inc.	49,700	1,255	DBS Group Holdings, Ltd.	95,100	1,692
JX Holdings, Inc.	309,350	1,676	Singapore Telecommunications, Ltd.	375,800	844
Kansai Electric Power Co. , Inc. (The)	337,600	5,129	United Overseas Bank, Ltd.	571,664	10,715
KDDI Corp.	279,900	7,005			13,251
Kyushu Electric Power Co. , Inc.	22,700	281
Marubeni Corp.	98,800	768	South Korea - 3.6%
Mitsubishi Corp.	43,700	1,277	Hyundai Mobis Co. , Ltd.	22,080	4,470
Mitsubishi Electric Corp.	97,900	1,228	Hyundai Motor Co.	24,518	2,855
Mitsubishi UFJ Financial Group, Inc.	225,500	1,213	Kia Motors Corp.	128,900	4,213
Mitsui & Co. , Ltd.	41,600	680	KT&G Corp.	45,200	4,026
Mizuho Financial Group, Inc.	675,400	1,116	LG Uplus Corp.	309,500	4,202
Nexon Co. , Ltd. (Æ)	712,880	10,898	Samsung Electronics Co. , Ltd.	637,403	26,632
Nippon Building Fund, Inc. (ö)	99	640	Shinhan Financial Group Co. , Ltd.	181,868	7,041
Nippon Shinyaku Co. , Ltd.	30,000	1,902	SK Hynix, Inc.	50,000	3,337
Nippon Telegraph & Telephone Corp.	30,934	1,328			56,776
Nissan Motor Co. , Ltd.	100,700	857	Spain - 0.6%
NTT DOCOMO, Inc.	63,900	1,530	Banco de Sabadell SA - ADR	2,649,692	3,035
ORIX Corp.	77,400	1,166	Banco Santander SA - ADR	145,396	689
Osaka Gas Co. , Ltd.	34,000	671	Enagas SA	67,901	1,977
OUTSOURCING, Inc. (Ñ)	193,100	2,212	Endesa SA - ADR	15,641	391
Secom Co. , Ltd.	27,200	2,273	Iberdrola SA	151,966	1,253
Sekisui House, Ltd.	42,400	633	Repsol SA - ADR	88,065	1,547
Start Today Co. , Ltd.	64,500	1,300
Sumitomo Corp.	44,900	694

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 61

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Telefonica SA - ADR	42,836	368	Royal Dutch Shell PLC Class B	27,303	849
		9,260	Standard Chartered PLC	640,345	5,163
			Taylor Wimpey PLC	2,549,847	5,529
Sweden - 1.2%			Unilever NV	138,618	7,405
Duni AB	164,057	1,933	Vodafone Group PLC	320,794	584
Loomis AB Class B	114,060	4,093			104,143
Skandinaviska Enskilda Banken AB
Class A	89,938	943	United States - 51.4%
SKF AB Class B	358,200	6,009	3M Co.	7,865	1,575
Svenska Handelsbanken AB Class A	487,987	5,299	Abbott Laboratories	124,585	9,092
Swedbank AB Class A	53,033	1,203	Adobe, Inc. (Æ)	41,424	10,266
		19,480	ADT, Inc.	253,421	1,830
			Advanced Micro Devices, Inc. (Æ)(Ñ)	136,451	3,331
Switzerland - 3.8%			Aflac, Inc.	32,514	1,551
Adecco SA	17,695	886	AGNC Investment Corp. (Æ)	65,062	1,165
Chubb, Ltd.	50,665	6,740	Air Products & Chemicals, Inc.	7,468	1,228
Logitech International SA	38,169	1,396	Align Technology, Inc. (Æ)	12,507	3,114
Nestle SA	146,814	12,788	Allergan PLC	33,684	4,850
Novartis AG	186,194	16,250	ALLETE, Inc.	76,100	5,855
Roche Holding AG	62,399	16,575	Alliant Energy Corp.	22,751	1,012
Sika AG	18,025	2,381	Allstate Corp. (The)	9,520	837
Swiss Re AG	4,222	405	Alphabet, Inc. Class A(Æ)	979	1,102
Swisscom AG	1,454	697	Alphabet, Inc. Class C(Æ)	26,273	29,329
TE Connectivity, Ltd.	10,143	821	Altria Group, Inc.	11,943	589
UBS Group AG(Æ)	56,943	738	Amazon. com, Inc. (Æ)	7,389	12,700
Zurich Insurance Group AG	2,817	885	American Electric Power Co. , Inc.	59,566	4,713
		60,562	American Express Co.	49,486	5,082
			American Financial Group, Inc.	6,950	663
Taiwan - 1.2%			American International Group, Inc.	5,913	256
Taiwan Semiconductor Manufacturing			American Tower Corp. (ö)	7,266	1,256
Co. , Ltd. - ADR	488,457	18,376	Ameris Bancorp	142,920	5,424

Thailand - 0.7%			Amgen, Inc.	2,965	555
Kasikornbank PCL	676,800	4,342	Annaly Capital Management, Inc. (ö)	153,611	1,604
Siam Commercial Bank PCL (The)	1,782,300	7,623	Antero Resources Corp. (Æ)	20,561	207
		11,965	Anthem, Inc. (Æ)	59,567	18,049
			Apple, Inc.	129,489	21,551
United Kingdom - 6.6%			Archer-Daniels-Midland Co.	13,549	608
AstraZeneca PLC - ADR(Ñ)	254,480	9,309	Arthur J Gallagher & Co.	7,290	545
AstraZeneca PLC	16,636	1,205	AT&T, Inc.	100,334	3,016
Babcock International Group PLC	721,640	5,028	Atmos Energy Corp.	40,505	3,955
Barclays PLC	2,916,554	6,058	Autodesk, Inc. (Æ)	17,711	2,607
BBA Aviation PLC	1,189,401	3,697	Automatic Data Processing, Inc.	35,268	4,932
Bellway PLC	152,262	5,671	AvalonBay Communities, Inc. (ö)	6,481	1,250
BHP Billiton PLC - ADR	143,200	6,441	Avnet, Inc.	133,500	5,500
BP PLC	1,807,741	12,320	Bank of America Corp.	367,530	10,464
British American Tobacco PLC	32,709	1,154	Bank of New York Mellon Corp. (The)	19,782	1,035
Cineworld Group PLC	1,603,100	5,492	BB&T Corp.	13,978	682
Diageo PLC	199,326	7,601	Becton Dickinson and Co.	35,037	8,740
Direct Line Insurance Group PLC	105,333	466	Berkshire Hathaway, Inc. Class B(Æ)	32,842	6,750
HSBC Holdings PLC	176,383	1,480	BlackRock, Inc. Class A	2,680	1,112
Inchcape PLC	378,513	2,848	Brookline Bancorp, Inc.	101,676	1,512
Kingfisher PLC	223,931	654	Cabot Oil & Gas Corp.	316,303	7,892
Legal & General Group PLC	294,334	1,002	Campbell Soup Co. (Ñ)	15,425	547
Lloyds Banking Group PLC	856,148	652	Capital One Financial Corp.	74,337	5,991
Marks & Spencer Group PLC	520,420	1,972	Carnival Corp.	19,509	1,123
National Grid PLC	81,310	884	Carter's, Inc.	64,600	5,355
Next PLC	85,700	5,449	Caterpillar, Inc.	48,347	6,438
Persimmon PLC Class A	18,875	589	CenterPoint Energy, Inc.	50,593	1,564
Rentokil Initial PLC	621,539	2,750	Chevron Corp.	23,977	2,749
Royal Bank of Scotland Group PLC	597,899	1,891	Cigna Corp.	48,954	9,781

See accompanying notes which are an integral part of this quarterly report.

62 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cincinnati Financial Corp.	14,810	1,201	Huntington Bancshares, Inc.	67,853	898
Cisco Systems, Inc.	25,064	1,185	Insulet Corp. (Æ)(Ñ)	49,559	4,024
Citigroup, Inc.	157,148	10,130	Intel Corp.	66,082	3,114
Clorox Co. (The)	7,880	1,169	Intercontinental Exchange, Inc.	91,910	7,055
CME Group, Inc. Class A	41,895	7,637	International Bancshares Corp.	147,218	5,222
CMS Energy Corp.	72,613	3,786	International Business Machines Corp.	11,387	1,531
Coca-Cola Co. (The)	140,435	6,759	Intuitive Surgical, Inc. (Æ)	4,684	2,453
Colgate-Palmolive Co.	23,058	1,491	JM Smucker Co. (The)	58,461	6,131
Comcast Corp. Class A	25,484	932	Johnson & Johnson	106,813	14,215
ConAgra Foods, Inc.	30,801	667	Johnson Controls International PLC(Æ)	21,005	709
Consolidated Edison, Inc.	21,460	1,666	JPMorgan Chase & Co.	141,377	14,632
CoStar Group, Inc. (Æ)	10,382	4,057	Kellogg Co.	9,821	580
Crown Castle International Corp. (ö)	36,944	4,325	KeyCorp	19,264	317
CSX Corp.	51,688	3,396	Kimberly-Clark Corp.	11,772	1,311
Cummins, Inc.	10,932	1,608	Kinder Morgan, Inc.	45,287	820
CVS Health Corp.	13,690	897	Kraft Heinz Co. (The)	9,996	480
Danaher Corp.	5,739	637	Kroger Co. (The)	89,044	2,523
Delta Air Lines, Inc.	18,968	938	L Brands, Inc.	158,812	4,421
Dime Community Bancshares, Inc.	102,661	2,024	Lamb Weston Holdings, Inc.	30,673	2,218
DowDuPont, Inc.	26,537	1,428	Leggett & Platt, Inc.	15,116	619
DR Horton, Inc.	226,730	8,718	Lennar Corp. Class A	148,652	7,049
DTE Energy Co.	10,639	1,253	Lennar Corp. Class B	3,222	123
Duke Energy Corp.	21,264	1,867	Liberty SiriusXM Group Class C(Æ)	9,429	377
Eastman Chemical Co.	8,568	691	M&T Bank Corp.	2,863	471
Eaton Corp. PLC	13,593	1,036	Marathon Petroleum Corp.	100,482	6,658
eBay, Inc.	85,989	2,894	Marriott Vacations Worldwide Corp.	22,179	1,964
Eli Lilly & Co.	9,137	1,095	MasterCard, Inc. Class A	51,601	10,895
Emerson Electric Co.	16,723	1,095	Maxim Integrated Products, Inc.	6,562	356
Eversource Energy(Æ)	10,994	763	McDonald's Corp.	11,403	2,039
Exact Sciences Corp. (Æ)(Ñ)	46,637	4,201	Merck & Co. , Inc.	70,194	5,225
Exelon Corp.	42,674	2,038	MetLife, Inc.	18,020	823
Exxon Mobil Corp.	50,838	3,725	Micron Technology, Inc. (Æ)	72,340	2,765
Facebook, Inc. Class A(Æ)	62,714	10,454	Microsoft Corp.	397,106	41,469
Federal Realty Investment Trust(ö)	6,100	809	Mondelez International, Inc. Class A	21,623	1,000
Fidelity National Financial, Inc.	11,609	420	Monster Beverage Corp. (Æ)	20,485	1,173
Fifth Third Bancorp	289,970	7,777	Morgan Stanley	13,586	575
FleetCor Technologies, Inc. (Æ)	14,115	2,849	Netflix, Inc. (Æ)	14,703	4,992
Ford Motor Co.	171,401	1,508	New York Community Bancorp, Inc. (Ñ)	95,062	1,105
Franklin Resources, Inc.	191,674	5,676	NextEra Energy, Inc.	94,895	16,984
Freeport-McMoRan, Inc.	40,314	469	Occidental Petroleum Corp.	13,721	916
General Dynamics Corp.	29,100	4,981	OGE Energy Corp.	33,264	1,362
General Electric Co.	34,526	351	Omnicom Group, Inc.	15,109	1,177
General Mills, Inc.	29,448	1,309	Oracle Corp.	25,822	1,297
General Motors Co.	23,511	917	PayPal Holdings, Inc. (Æ)	36,933	3,278
Genuine Parts Co.	11,666	1,165	Penumbra, Inc. (Æ)(Ñ)	24,684	3,592
Gilead Sciences, Inc.	120,325	8,424	PepsiCo, Inc.	70,369	7,928
GoDaddy, Inc. Class A(Æ)	47,977	3,293	Pfizer, Inc.	343,248	14,570
Goldman Sachs Group, Inc. (The)	4,101	812	Philip Morris International, Inc.	4,777	366
Guidewire Software, Inc. (Æ)	53,059	4,599	Phillips 66	11,369	1,085
H&R Block, Inc.	22,243	525	Pinnacle West Capital Corp.	13,631	1,201
Haemonetics Corp. (Æ)	28,920	2,860	PNC Financial Services Group, Inc.
Halliburton Co.	294,474	9,235	(The)	6,466	793
Harley-Davidson, Inc.	9,718	358	PPL Corp.	41,298	1,293
Helmerich & Payne, Inc.	18,935	1,060	Principal Financial Group, Inc.	17,907	897
Hess Corp.	17,846	964	Procter & Gamble Co. (The)	157,264	15,170
Hewlett Packard Enterprise Co.	181,900	2,836	Progressive Corp. (The)	20,016	1,347
HollyFrontier Corp.	16,741	943	Prudential Financial, Inc.	11,131	1,026
Home Depot, Inc. (The)	5,505	1,010	Public Service Enterprise Group, Inc.	31,102	1,697
Honeywell International, Inc.	4,591	659	Quest Diagnostics, Inc.	71,988	6,289
HP, Inc. (Æ)	71,430	1,574	Regions Financial Corp.	34,570	524

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 63

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rockwell Automation, Inc.	7,161	1,214	2027 Warrants	302,800	86
Salesforce. com, Inc. (Æ)	37,937	5,765
Schlumberger, Ltd.	20,152	891	Total Warrants & Rights
ServiceNow, Inc. (Æ)	27,028	5,947	(cost $3)		86
Southern Co. (The)	17,337	843
Splunk, Inc. (Æ)	17,283	2,158	Short-Term Investments - 4.6%
SS&C Technologies Holdings, Inc.	68,202	3,512	United States - 4.6%
State Street Corp.	11,871	842	U. S. Cash Management Fund (@)	56,013,438(8)	56,025
Stryker Corp.	23,102	4,102	United States Treasury Bills
SunTrust Banks, Inc.	9,786	581	2.339% due 02/28/19 (~)(§)	7,400	7,387
Symantec Corp.	14,237	299	2.376% due 04/25/19 (~)(§)	2,200	2,188
Synchrony Financial	74,732	2,245
Sysco Corp.	12,637	807	2.416% due 05/23/19 (~)(§)	5,000	4,964
Tapestry, Inc.	11,733	454	2.475% due 08/15/19 (~)(§)	1,900	1,874
Targa Resources Corp.	9,477	408			72,438
Target Corp.	10,274	750	Total Short-Term Investments
TD Ameritrade Holding Corp.	48,428	2,710	(cost $72,436)		72,438
Thomson Reuters Corp. (Æ)	16,413	858
Torchmark Corp.	5,044	422	Other Securities - 2.7%
Travelers Cos. , Inc. (The)	10,884	1,366	U. S. Cash Collateral Fund(×)(@)	42,689,465(8)	42,689
Tyson Foods, Inc. Class A	95,336	5,903	Total Other Securities
UGI Corp.	21,533	1,228	(cost $42,689)		42,689
Under Armour, Inc. Class A(Æ)(Ñ)	116,257	2,411
Union Pacific Corp.	8,746	1,391	Total Investments 102.1%
United Parcel Service, Inc. Class B	9,397	990	(identified cost $1,348,480)		1,620,033
United Technologies Corp.	15,405	1,819

UnitedHealth Group, Inc.	128,766	34,791	Other Assets and Liabilities, Net
US Bancorp	33,013	1,689
Valero Energy Corp.	12,401	1,089	- (2.1%)		(33,410)
Veeva Systems, Inc. Class A(Æ)	19,020	2,074	Net Assets - 100.0%		1,586,623
Verizon Communications, Inc.	275,985	15,196
Visa, Inc. Class A	54,533	7,363
Walgreens Boots Alliance, Inc.	8,351	603
Wal-Mart Stores, Inc.	22,582	2,164
Walt Disney Co. (The)	12,782	1,425
Waste Management, Inc.	15,249	1,459
Wausau Paper Corp.	243,938	2,786
Wayfair, Inc. Class A(Æ)(Ñ)	24,569	2,689
Webster Financial Corp.	101,200	5,453
WEC Energy Group, Inc. (Æ)	17,243	1,259
Wells Fargo & Co.	271,292	13,269
WESCO International, Inc. (Æ)	98,600	5,167
Western Union Co. (The)	289,500	5,284
Workday, Inc. Class A(Æ)	20,868	3,788
Xcel Energy, Inc.	8,234	431
Xerox Corp.	188,150	5,308
Zillow Group, Inc. (Æ)(Ñ)	44,902	1,576
		815,983

Virgin Islands, British - 0.1%
J2 Acquisition, Ltd. (Æ)(Þ)	188,721	1,689
Ocelot Partners, Ltd. (Æ)(Þ)	27,049	211
		1,900

Total Common Stocks
(cost $1,233,352)		1,504,820

Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
J2 Acquisition, Ltd. (Æ)

See accompanying notes which are an integral part of this quarterly report.

64 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
J2 Acquisition, Ltd.	10/05/17	188,721	9.99	1,886	1,689
Ocelot Partners, Ltd.	03/08/17	27,049	9.99	270	211
					1,900
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	10	EUR	1,038	02/19	29
CAC40 Euro Index Futures	64	EUR	3,194	02/19	88
DAX Index Futures	9	EUR	2,510	03/19	25
EURO STOXX 50 Index Futures	258	EUR	8,132	03/19	234
FTSE 100 Index Futures	51	GBP	3,520	03/19	124
FTSE/MIB Index Futures	8	EUR	788	03/19	43
Hang Seng Index Futures	7	HKD	9,819	02/19	25
IBEX 35 Index Futures	10	EUR	905	02/19	13
OMXS30 Index Futures	49	SEK	7,431	02/19	20
S&P 500 E-Mini Index Futures	366	USD	49,492	03/19	2,415
S&P Energy Select Sector Index Futures	636	USD	40,812	03/19	1,328
S&P/TSX 60 Index Futures	21	CAD	3,897	03/19	142
SPI 200 Index Futures	19	AUD	2,757	03/19	29
TOPIX Index Futures	665	JPY	10,427,201	03/19	(299)
Short Positions
Hang Seng Index Futures	64	HKD	89,775	02/19	(213)
MSCI Emerging Markets Index Futures	1,364	USD	72,606	03/19	(6,299)
NASDAQ 100 E-Mini Index Futures	304	USD	42,042	03/19	(1,781)
S&P 500 E-Mini Index Futures	111	USD	15,010	03/19	(610)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4,687)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	200	USD	141	03/20/19	(5)
Bank of America	AUD	280	USD	202	03/20/19	(2)
Bank of America	CAD	200	USD	147	03/20/19	(5)
Bank of America	CAD	375	USD	283	03/20/19	(3)
Bank of America	EUR	500	USD	576	03/20/19	1
Bank of America	EUR	1,200	USD	1,382	03/20/19	3
Bank of America	GBP	150	USD	190	03/20/19	(7)
Bank of America	GBP	360	USD	461	03/20/19	(12)
Bank of America	HKD	1,000	USD	128	03/20/19	—
Bank of America	HKD	1,100	USD	141	03/20/19	1
Bank of America	JPY	50,000	USD	453	03/20/19	(7)
Bank of America	JPY	87,000	USD	779	03/20/19	(23)
Bank of America	SEK	500	USD	56	03/20/19	—
Bank of America	SEK	750	USD	84	03/20/19	1

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 65

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	22	AUD	30	03/20/19	—
Brown Brothers Harriman	USD	107	AUD	150	03/20/19	2
Brown Brothers Harriman	USD	168	AUD	228	03/20/19	(2)
Brown Brothers Harriman	USD	212	AUD	300	03/20/19	6
Brown Brothers Harriman	USD	37	CAD	50	03/20/19	1
Brown Brothers Harriman	USD	146	CAD	195	03/20/19	3
Brown Brothers Harriman	USD	221	CAD	300	03/20/19	7
Brown Brothers Harriman	USD	271	CAD	357	03/20/19	1
Brown Brothers Harriman	USD	2,648	CAD	3,486	03/20/19	8
Brown Brothers Harriman	USD	102	CHF	100	03/20/19	(1)
Brown Brothers Harriman	USD	511	CHF	500	03/20/19	(6)
Brown Brothers Harriman	USD	1,020	CHF	1,000	03/20/19	(11)
Brown Brothers Harriman	USD	229	EUR	200	03/20/19	1
Brown Brothers Harriman	USD	231	EUR	200	03/20/19	(1)
Brown Brothers Harriman	USD	573	EUR	500	03/20/19	1
Brown Brothers Harriman	USD	1,363	EUR	1,190	03/20/19	4
Brown Brothers Harriman	USD	1,379	EUR	1,200	03/20/19	(1)
Brown Brothers Harriman	USD	1,558	EUR	1,360	03/20/19	5
Brown Brothers Harriman	USD	57	GBP	45	03/20/19	2
Brown Brothers Harriman	USD	64	GBP	50	03/20/19	2
Brown Brothers Harriman	USD	224	GBP	175	03/20/19	6
Brown Brothers Harriman	USD	382	GBP	300	03/20/19	13
Brown Brothers Harriman	USD	476	GBP	372	03/20/19	13
Brown Brothers Harriman	USD	631	GBP	500	03/20/19	26
Brown Brothers Harriman	USD	639	GBP	500	03/20/19	18
Brown Brothers Harriman	USD	18	HKD	140	03/20/19	—
Brown Brothers Harriman	USD	64	HKD	500	03/20/19	—
Brown Brothers Harriman	USD	77	HKD	600	03/20/19	—
Brown Brothers Harriman	USD	125	HKD	975	03/20/19	(1)
Brown Brothers Harriman	USD	128	HKD	1,000	03/20/19	—
Brown Brothers Harriman	USD	128	HKD	1,000	03/20/19	—
Brown Brothers Harriman	USD	257	HKD	2,000	03/20/19	(1)
Brown Brothers Harriman	USD	385	HKD	3,000	03/20/19	(2)
Brown Brothers Harriman	USD	27	JPY	3,000	03/20/19	1
Brown Brothers Harriman	USD	71	JPY	8,000	03/20/19	2
Brown Brothers Harriman	USD	91	JPY	10,000	03/20/19	1
Brown Brothers Harriman	USD	267	JPY	30,000	03/20/19	9
Brown Brothers Harriman	USD	272	JPY	30,000	03/20/19	5
Brown Brothers Harriman	USD	371	JPY	40,000	03/20/19	(2)
Brown Brothers Harriman	USD	679	JPY	76,000	03/20/19	22
Brown Brothers Harriman	USD	730	JPY	80,000	03/20/19	7
Brown Brothers Harriman	USD	17,988	JPY	2,014,594	03/20/19	575
Brown Brothers Harriman	USD	579	NOK	5,000	03/20/19	15
Brown Brothers Harriman	USD	9	SEK	80	03/20/19	—
Brown Brothers Harriman	USD	43	SEK	380	03/20/19	—
Brown Brothers Harriman	USD	94	SEK	840	03/20/19	(1)
Brown Brothers Harriman	USD	111	SEK	1,000	03/20/19	—
Brown Brothers Harriman	USD	337	SEK	3,000	03/20/19	(4)
Brown Brothers Harriman	AUD	70	USD	51	03/20/19	—
Brown Brothers Harriman	AUD	85	USD	61	03/20/19	—
Brown Brothers Harriman	AUD	100	USD	74	03/20/19	1
Brown Brothers Harriman	AUD	100	USD	70	03/20/19	(3)
Brown Brothers Harriman	AUD	110	USD	80	03/20/19	—
Brown Brothers Harriman	AUD	130	USD	96	03/20/19	1
Brown Brothers Harriman	AUD	140	USD	101	03/20/19	(1)
Brown Brothers Harriman	AUD	150	USD	108	03/20/19	(1)
Brown Brothers Harriman	AUD	200	USD	142	03/20/19	(3)
Brown Brothers Harriman	AUD	250	USD	177	03/20/19	(4)

See accompanying notes which are an integral part of this quarterly report.

66 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	AUD	300	USD	211	03/20/19	(7)
Brown Brothers Harriman	CAD	100	USD	76	03/20/19	(1)
Brown Brothers Harriman	CAD	100	USD	74	03/20/19	(2)
Brown Brothers Harriman	CAD	120	USD	91	03/20/19	(1)
Brown Brothers Harriman	CAD	125	USD	94	03/20/19	(2)
Brown Brothers Harriman	CAD	150	USD	113	03/20/19	(2)
Brown Brothers Harriman	CAD	150	USD	111	03/20/19	(4)
Brown Brothers Harriman	CAD	160	USD	120	03/20/19	(2)
Brown Brothers Harriman	CAD	180	USD	136	03/20/19	(1)
Brown Brothers Harriman	CAD	190	USD	142	03/20/19	(3)
Brown Brothers Harriman	CAD	200	USD	149	03/20/19	(3)
Brown Brothers Harriman	CAD	200	USD	149	03/20/19	(4)
Brown Brothers Harriman	CAD	325	USD	244	03/20/19	(4)
Brown Brothers Harriman	CAD	350	USD	257	03/20/19	(10)
Brown Brothers Harriman	CAD	1,000	USD	748	03/20/19	(14)
Brown Brothers Harriman	CHF	3,738	USD	3,785	03/20/19	10
Brown Brothers Harriman	EUR	150	USD	172	03/20/19	(1)
Brown Brothers Harriman	EUR	200	USD	231	03/20/19	1
Brown Brothers Harriman	EUR	250	USD	286	03/20/19	(1)
Brown Brothers Harriman	EUR	400	USD	457	03/20/19	(3)
Brown Brothers Harriman	EUR	450	USD	516	03/20/19	(1)
Brown Brothers Harriman	EUR	450	USD	514	03/20/19	(3)
Brown Brothers Harriman	EUR	500	USD	573	03/20/19	(1)
Brown Brothers Harriman	EUR	500	USD	578	03/20/19	4
Brown Brothers Harriman	EUR	550	USD	627	03/20/19	(5)
Brown Brothers Harriman	EUR	600	USD	686	03/20/19	(3)
Brown Brothers Harriman	EUR	700	USD	802	03/20/19	(2)
Brown Brothers Harriman	EUR	750	USD	859	03/20/19	(3)
Brown Brothers Harriman	EUR	750	USD	851	03/20/19	(10)
Brown Brothers Harriman	EUR	1,200	USD	1,382	03/20/19	4
Brown Brothers Harriman	EUR	1,200	USD	1,385	03/20/19	6
Brown Brothers Harriman	EUR	1,840	USD	2,108	03/20/19	(6)
Brown Brothers Harriman	GBP	100	USD	128	03/20/19	(4)
Brown Brothers Harriman	GBP	100	USD	128	03/20/19	(3)
Brown Brothers Harriman	GBP	120	USD	153	03/20/19	(4)
Brown Brothers Harriman	GBP	120	USD	153	03/20/19	(5)
Brown Brothers Harriman	GBP	130	USD	164	03/20/19	(7)
Brown Brothers Harriman	GBP	150	USD	190	03/20/19	(7)
Brown Brothers Harriman	GBP	175	USD	221	03/20/19	(9)
Brown Brothers Harriman	GBP	200	USD	256	03/20/19	(7)
Brown Brothers Harriman	GBP	220	USD	278	03/20/19	(11)
Brown Brothers Harriman	GBP	300	USD	380	03/20/19	(14)
Brown Brothers Harriman	GBP	350	USD	458	03/20/19	(2)
Brown Brothers Harriman	GBP	450	USD	574	03/20/19	(18)
Brown Brothers Harriman	GBP	3,072	USD	3,934	03/20/19	(104)
Brown Brothers Harriman	HKD	300	USD	38	03/20/19	—
Brown Brothers Harriman	HKD	320	USD	41	03/20/19	—
Brown Brothers Harriman	HKD	320	USD	41	03/20/19	—
Brown Brothers Harriman	HKD	350	USD	45	03/20/19	—
Brown Brothers Harriman	HKD	425	USD	54	03/20/19	—
Brown Brothers Harriman	HKD	500	USD	64	03/20/19	—
Brown Brothers Harriman	HKD	500	USD	64	03/20/19	—
Brown Brothers Harriman	HKD	600	USD	77	03/20/19	—
Brown Brothers Harriman	HKD	600	USD	77	03/20/19	—
Brown Brothers Harriman	HKD	600	USD	77	03/20/19	—
Brown Brothers Harriman	HKD	700	USD	90	03/20/19	—
Brown Brothers Harriman	HKD	700	USD	90	03/20/19	—
Brown Brothers Harriman	HKD	750	USD	96	03/20/19	—

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 67

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	2,000	USD	256	03/20/19	1
Brown Brothers Harriman	HKD	18,131	USD	2,327	03/20/19	12
Brown Brothers Harriman	JPY	22,000	USD	197	03/20/19	(6)
Brown Brothers Harriman	JPY	25,000	USD	224	03/20/19	(6)
Brown Brothers Harriman	JPY	28,000	USD	249	03/20/19	(9)
Brown Brothers Harriman	JPY	30,000	USD	272	03/20/19	(5)
Brown Brothers Harriman	JPY	33,000	USD	293	03/20/19	(11)
Brown Brothers Harriman	JPY	40,000	USD	357	03/20/19	(11)
Brown Brothers Harriman	JPY	40,000	USD	369	03/20/19	—
Brown Brothers Harriman	JPY	50,000	USD	458	03/20/19	(3)
Brown Brothers Harriman	JPY	50,000	USD	444	03/20/19	(17)
Brown Brothers Harriman	JPY	56,000	USD	498	03/20/19	(18)
Brown Brothers Harriman	JPY	60,000	USD	537	03/20/19	(16)
Brown Brothers Harriman	JPY	60,000	USD	549	03/20/19	(3)
Brown Brothers Harriman	JPY	75,000	USD	684	03/20/19	(7)
Brown Brothers Harriman	JPY	239,400	USD	2,138	03/20/19	(67)
Brown Brothers Harriman	NOK	84,376	USD	9,987	03/20/19	(37)
Brown Brothers Harriman	SEK	200	USD	22	03/20/19	—
Brown Brothers Harriman	SEK	220	USD	25	03/20/19	—
Brown Brothers Harriman	SEK	230	USD	26	03/20/19	—
Brown Brothers Harriman	SEK	300	USD	33	03/20/19	—
Brown Brothers Harriman	SEK	325	USD	36	03/20/19	—
Brown Brothers Harriman	SEK	350	USD	39	03/20/19	—
Brown Brothers Harriman	SEK	400	USD	45	03/20/19	—
Brown Brothers Harriman	SEK	500	USD	55	03/20/19	—
Brown Brothers Harriman	SEK	550	USD	61	03/20/19	—
Brown Brothers Harriman	SEK	600	USD	66	03/20/19	—
Brown Brothers Harriman	SEK	650	USD	73	03/20/19	1
Brown Brothers Harriman	SEK	1,000	USD	112	03/20/19	1
Brown Brothers Harriman	SEK	67,580	USD	7,575	03/20/19	80
Citigroup	USD	168	AUD	228	03/20/19	(2)
Citigroup	USD	271	CAD	357	03/20/19	1
Citigroup	USD	2,644	CAD	3,486	03/20/19	12
Citigroup	USD	1,364	EUR	1,190	03/20/19	4
Citigroup	USD	1,558	EUR	1,360	03/20/19	5
Citigroup	USD	475	GBP	372	03/20/19	14
Citigroup	USD	125	HKD	975	03/20/19	(1)
Citigroup	USD	678	JPY	76,000	03/20/19	22
Citigroup	USD	17,982	JPY	2,014,594	03/20/19	579
Citigroup	USD	94	SEK	840	03/20/19	(1)
Citigroup	CAD	100	USD	76	03/20/19	(1)
Citigroup	CHF	3,738	USD	3,787	03/20/19	12
Citigroup	EUR	250	USD	286	03/20/19	(1)
Citigroup	EUR	1,840	USD	2,108	03/20/19	(6)
Citigroup	GBP	3,072	USD	3,926	03/20/19	(112)
Citigroup	HKD	200	USD	26	03/20/19	—
Citigroup	HKD	18,131	USD	2,327	03/20/19	12
Citigroup	JPY	239,400	USD	2,137	03/20/19	(69)
Citigroup	NOK	84,376	USD	9,986	03/20/19	(39)
Citigroup	SEK	67,580	USD	7,571	03/20/19	76
Commonwealth Bank of Australia	USD	2,645	CAD	3,486	03/20/19	11
Commonwealth Bank of Australia	USD	1,368	EUR	1,190	03/20/19	(1)
Commonwealth Bank of Australia	USD	18,019	JPY	2,014,594	03/20/19	543
Commonwealth Bank of Australia	CHF	3,738	USD	3,794	03/20/19	19
Commonwealth Bank of Australia	EUR	1,840	USD	2,115	03/20/19	1
Commonwealth Bank of Australia	GBP	3,072	USD	3,938	03/20/19	(100)
Commonwealth Bank of Australia	HKD	18,131	USD	2,327	03/20/19	12
Commonwealth Bank of Australia	JPY	239,400	USD	2,141	03/20/19	(64)

See accompanying notes which are an integral part of this quarterly report.

68 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	NOK	84,376	USD	10,005	03/20/19	(20)
Commonwealth Bank of Australia	SEK	67,580	USD	7,592	03/20/19	97
Royal Bank of Canada	USD	168	AUD	228	03/20/19	(2)
Royal Bank of Canada	USD	270	CAD	357	03/20/19	1
Royal Bank of Canada	USD	2,644	CAD	3,486	03/20/19	12
Royal Bank of Canada	USD	114	EUR	100	03/20/19	—
Royal Bank of Canada	USD	1,361	EUR	1,190	03/20/19	6
Royal Bank of Canada	USD	1,555	EUR	1,360	03/20/19	7
Royal Bank of Canada	USD	474	GBP	372	03/20/19	15
Royal Bank of Canada	USD	125	HKD	975	03/20/19	(1)
Royal Bank of Canada	USD	182	JPY	20,000	03/20/19	3
Royal Bank of Canada	USD	679	JPY	76,000	03/20/19	21
Royal Bank of Canada	USD	18,008	JPY	2,014,594	03/20/19	555
Royal Bank of Canada	USD	94	SEK	840	03/20/19	(1)
Royal Bank of Canada	USD	557	SEK	5,000	03/20/19	(2)
Royal Bank of Canada	AUD	150	USD	108	03/20/19	(1)
Royal Bank of Canada	AUD	200	USD	143	03/20/19	(2)
Royal Bank of Canada	AUD	200	USD	143	03/20/19	(2)
Royal Bank of Canada	CAD	150	USD	113	03/20/19	(1)
Royal Bank of Canada	CAD	300	USD	226	03/20/19	(2)
Royal Bank of Canada	CAD	300	USD	226	03/20/19	(3)
Royal Bank of Canada	CHF	3,738	USD	3,783	03/20/19	8
Royal Bank of Canada	EUR	450	USD	515	03/20/19	(2)
Royal Bank of Canada	EUR	800	USD	923	03/20/19	4
Royal Bank of Canada	EUR	1,000	USD	1,148	03/20/19	(1)
Royal Bank of Canada	EUR	1,840	USD	2,104	03/20/19	(10)
Royal Bank of Canada	GBP	150	USD	195	03/20/19	(2)
Royal Bank of Canada	GBP	300	USD	384	03/20/19	(10)
Royal Bank of Canada	GBP	325	USD	426	03/20/19	(2)
Royal Bank of Canada	GBP	3,072	USD	3,916	03/20/19	(121)
Royal Bank of Canada	HKD	300	USD	38	03/20/19	—
Royal Bank of Canada	HKD	500	USD	64	03/20/19	—
Royal Bank of Canada	HKD	700	USD	90	03/20/19	—
Royal Bank of Canada	HKD	900	USD	115	03/20/19	—
Royal Bank of Canada	HKD	18,131	USD	2,328	03/20/19	13
Royal Bank of Canada	JPY	38,000	USD	349	03/20/19	(1)
Royal Bank of Canada	JPY	70,000	USD	643	03/20/19	(2)
Royal Bank of Canada	JPY	239,400	USD	2,140	03/20/19	(65)
Royal Bank of Canada	NOK	84,376	USD	9,962	03/20/19	(63)
Royal Bank of Canada	SEK	175	USD	19	03/20/19	—
Royal Bank of Canada	SEK	650	USD	73	03/20/19	1
Royal Bank of Canada	SEK	650	USD	72	03/20/19	—
Royal Bank of Canada	SEK	67,580	USD	7,556	03/20/19	61
State Street	USD	247	AUD	350	03/20/19	8
State Street	USD	579	AUD	800	03/20/19	3
State Street	USD	1,258	AUD	1,750	03/20/19	15
State Street	USD	1,294	AUD	1,800	03/20/19	15
State Street	USD	184	CAD	250	03/20/19	6
State Street	USD	826	CAD	1,100	03/20/19	12
State Street	USD	1,779	CAD	2,350	03/20/19	12
State Street	USD	1,787	CAD	2,400	03/20/19	42
State Street	USD	304	CHF	300	03/20/19	(1)
State Street	USD	510	CHF	500	03/20/19	(5)
State Street	USD	229	EUR	200	03/20/19	1
State Street	USD	344	EUR	300	03/20/19	1
State Street	USD	1,373	EUR	1,200	03/20/19	6
State Street	USD	4,015	EUR	3,500	03/20/19	6
State Street	USD	7,680	EUR	6,700	03/20/19	18

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 69

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	8,591	EUR	7,500	03/20/19	26
State Street	USD	127	GBP	100	03/20/19	4
State Street	USD	634	GBP	500	03/20/19	23
State Street	USD	635	GBP	500	03/20/19	23
State Street	USD	1,271	GBP	1,000	03/20/19	44
State Street	USD	2,920	GBP	2,300	03/20/19	102
State Street	USD	3,046	GBP	2,300	03/20/19	(23)
State Street	USD	90	HKD	700	03/20/19	—
State Street	USD	128	HKD	1,000	03/20/19	—
State Street	USD	128	HKD	1,000	03/20/19	—
State Street	USD	383	HKD	3,000	03/20/19	—
State Street	USD	385	HKD	3,000	03/20/19	(2)
State Street	USD	830	HKD	6,500	03/20/19	—
State Street	USD	897	HKD	7,000	03/20/19	(3)
State Street	USD	7,446	HKD	58,000	03/20/19	(42)
State Street	USD	269	JPY	30,000	03/20/19	8
State Street	USD	271	JPY	30,000	03/20/19	5
State Street	USD	371	JPY	40,000	03/20/19	(2)
State Street	USD	814	JPY	90,000	03/20/19	15
State Street	USD	2,227	JPY	250,000	03/20/19	75
State Street	USD	4,583	JPY	500,000	03/20/19	23
State Street	USD	4,925	JPY	550,000	03/20/19	142
State Street	USD	805	NOK	7,000	03/20/19	27
State Street	USD	1,717	NOK	15,000	03/20/19	65
State Street	USD	111	SEK	1,000	03/20/19	—
State Street	USD	244	SEK	2,200	03/20/19	—
State Street	USD	483	SEK	4,350	03/20/19	—
State Street	USD	556	SEK	5,000	03/20/19	(1)
State Street	USD	889	SEK	8,000	03/20/19	(2)
State Street	USD	1,119	SEK	10,000	03/20/19	(9)
State Street	USD	1,670	SEK	15,000	03/20/19	(6)
State Street	AUD	200	USD	141	03/20/19	(4)
State Street	AUD	250	USD	180	03/20/19	(2)
State Street	AUD	300	USD	216	03/20/19	(3)
State Street	CAD	200	USD	151	03/20/19	(1)
State Street	CAD	250	USD	183	03/20/19	(7)
State Street	CAD	300	USD	227	03/20/19	(1)
State Street	CAD	500	USD	369	03/20/19	(12)
State Street	CHF	1,000	USD	1,010	03/20/19	—
State Street	EUR	50	USD	57	03/20/19	—
State Street	EUR	210	USD	240	03/20/19	(2)
State Street	EUR	500	USD	576	03/20/19	2
State Street	EUR	700	USD	807	03/20/19	3
State Street	EUR	700	USD	813	03/20/19	9
State Street	GBP	250	USD	320	03/20/19	(9)
State Street	GBP	300	USD	385	03/20/19	(9)
State Street	GBP	300	USD	387	03/20/19	(8)
State Street	HKD	205	USD	26	03/20/19	—
State Street	HKD	400	USD	51	03/20/19	—
State Street	HKD	700	USD	90	03/20/19	—
State Street	HKD	750	USD	96	03/20/19	—
State Street	HKD	1,500	USD	192	03/20/19	1
State Street	HKD	2,000	USD	256	03/20/19	1
State Street	JPY	16,000	USD	147	03/20/19	—
State Street	JPY	55,000	USD	505	03/20/19	(2)
State Street	JPY	70,000	USD	648	03/20/19	3
State Street	JPY	120,000	USD	1,117	03/20/19	11
State Street	JPY	200,000	USD	1,791	03/20/19	(52)

See accompanying notes which are an integral part of this quarterly report.

70 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	JPY	550,000	USD	5,097	03/20/19	30
State Street	SEK	200	USD	22	03/20/19	—
State Street	SEK	500	USD	57	03/20/19	1
State Street	SEK	500	USD	57	03/20/19	1
State Street	SEK	700	USD	79	03/20/19	1
UBS	USD	2,645	CAD	3,486	03/20/19	11
UBS	USD	1,368	EUR	1,190	03/20/19	—
UBS	USD	18,007	JPY	2,014,594	03/20/19	554
UBS	CHF	3,738	USD	3,793	03/20/19	18
UBS	EUR	1,840	USD	2,114	03/20/19	—
UBS	GBP	3,072	USD	3,937	03/20/19	(101)
UBS	HKD	18,131	USD	2,327	03/20/19	13
UBS	JPY	239,400	USD	2,140	03/20/19	(66)
UBS	NOK	84,376	USD	10,005	03/20/19	(20)
UBS	SEK	67,580	USD	7,590	03/20/19	95
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,765

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$12,398	$—	$—	$12,398
Austria	—	6,827	—	—	6,827
Belgium	—	7,500	—	—	7,500
Bermuda	679	—	—	—	679
Canada	43,285	—	—	—	43,285
China	5,150	17,901	—	—	23,051
Colombia	4,321	—	—	—	4,321
Denmark	—	555	—	—	555
Finland	—	5,623	—	—	5,623
France	—	47,557	—	—	47,557
Germany	2,403	38,340	—	—	40,743
Hong Kong	—	5,245	—	—	5,245
India	17,708	—	—	—	17,708
Indonesia	—	2,715	—	—	2,715
Ireland	27,582	6,982	—	—	34,564
Israel	5,358	—	—	—	5,358
Italy	—	5,713	—	—	5,713
Japan	—	85,013	—	—	85,013
Luxembourg	3,822	—	—	—	3,822
Netherlands	2,476	12,623	—	—	15,099
Norway	—	17,611	—	—	17,611
Portugal	—	938	—	—	938
Puerto Rico	6,799	—	—	—	6,799
Singapore	—	13,251	—	—	13,251

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 71

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
South Korea	—	56,776	—	—	56,776
Spain	—	9,260	—	—	9,260
Sweden	—	19,480	—	—	19,480
Switzerland	7,561	53,001	—	—	60,562
Taiwan	18,376	—	—	—	18,376
Thailand	—	11,965	—	—	11,965
United Kingdom	15,750	88,393	—	—	104,143
United States	813,197	2,786	—	—	815,983
Virgin Islands, British	1,689	211	—	—	1,900
Warrants & Rights	86	—	—	—	86
Short-Term Investments	—	16,413	—	56,025	72,438
Other Securities	—	—	—	42,689	42,689
Total Investments	976,242	545,077	—	98,714	1,620,033

Other Financial Instruments
Assets
Futures Contracts	4,515	—	—	—	4,515
Foreign Currency Exchange Contracts	—	4,492	—	—	4,492
Liabilities
Futures Contracts	(9,202)	—	—	—	(9,202)
Foreign Currency Exchange Contracts	—	(1,727)	—	—	(1,727)
Total Other Financial Instruments*	$(4,687)	$2,765	$—	$—	$(1,922)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	149,748
Consumer Staples	97,472
Energy	76,342
Financial Services	370,483
Health Care	229,628
Materials and Processing	75,951
Producer Durables	129,755

See accompanying notes which are an integral part of this quarterly report.

72 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Technology	261,488
Utilities	113,953
Warrants and Rights	86
Short-Term Investments	72,438
Other Securities	42,689
Total Investments	1,620,033

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 73

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.9%			Gran Tierra Energy, Inc. (Æ)	341,990	804
Argentina - 1.4%					2,839
Banco Macro SA - ADR	25,836	1,495
Bolsas y Mercados Argentinos SA	358,111	3,633	Cayman Islands - 0.0%
Cresud SACIF y A - ADR(Æ)	324,744	4,378	Bosideng International Holdings, Ltd.	1,722,000	330
Grupo Financiero Galicia SA - ADR(Ñ)	129,674	4,734
Pampa Energia SA - ADR(Æ)	92,174	3,286	Chile - 0.5%
Siderar SAIC Class A	5,604,564	2,298	Banco Santander Chile - ADR	87,344	2,825
YPF SA - ADR	378,775	6,193	Cia Cervecerias Unidas SA - ADR	136,180	1,851
		26,017	Empresa Nacional de
			Telecomunicaciones SA	214,139	2,063
Bangladesh - 0.6%			Enersis SA(Æ)	10,606,083	2,167
Beximco Pharmaceuticals, Ltd.	2,785,506	2,886			8,906
BRAC Bank, Ltd. (Æ)	9,344,066	8,732
		11,618	China - 24.6%
			51job, Inc. - ADR(Æ)(Ñ)	38,678	2,694
Brazil - 7.0%			58. com, Inc. - ADR(Æ)	18,700	1,185
Ambev SA - ADR	343,728	1,653	AAC Technologies Holdings, Inc.	138,000	870
Azul SA - ADR(Æ)(Ñ)	133,895	4,050	Agricultural Bank of China, Ltd. Class H	16,564,000	7,865
B3 SA - Brasil Bolsa Balcao	158,600	1,368	Aier Eye Hospital Group Co. , Ltd. Class
Banco Bradesco SA - ADR(Æ)	1,054,524	13,097	A	412,591	1,673
Banco Bradesco SA(Æ)	103,400	1,141	Alibaba Group Holding, Ltd. - ADR(Æ)	234,297	39,476
Banco do Brasil SA(Æ)	347,200	4,937	Aluminum Corp. of China, Ltd. Class
Banco Santander Brasil SA - ADR(Ñ)	322,700	4,292	H(Æ)	7,312,000	2,725
Banco Santander Brasil SA	116,300	1,533	Anhui Conch Cement Co. , Ltd. Class H	3,387,857	18,333
BB Seguridade Participacoes SA	566,500	4,824	Anta Sports Products, Ltd.	80,000	419
BR Malls Participacoes SA(Æ)	960,237	3,831	Asia Cement China Holdings Corp.	75,500	55
BRF SA - ADR(Æ)(Ñ)	431,511	2,805	Baidu, Inc. - ADR(Æ)	54,473	9,404
Centrais Eletricas Brasileiras SA(Æ)	268,900	2,757	Bank of China, Ltd. Class H	23,400,000	10,884
Cia Brasileira de Distribuicao - ADR	42,332	1,132	Bank of Communications Co. , Ltd. Class
Cia de Saneamento Basico do Estado de			H	8,224,000	6,966
Sao Paulo - ADR(Æ)	13,700	162	Bank of Hangzhou Co. , Ltd. Class A	676,080	785
CVC Brasil Operadora e Agencia de			Bank of Jiangsu Co. , Ltd. Class A	163,400	151
Viagens SA	49,673	872	Bank of Shanghai Co. , Ltd. Class A	281,652	487
Embraer SA	582,100	3,087	Centre Testing International Group Co. ,
Estacio Participacoes SA	425,300	3,627	Ltd. Class A	2,349,400	2,514
Gerdau SA - ADR(Ñ)	550,300	2,383	Changyou. com, Ltd. - ADR	6,400	130
Grendene SA	835,626	2,094	China CITIC Bank Corp. , Ltd. Class H	16,145,000	10,519
IRB-Brasil Resseguros SA	68,400	1,599	China Coal Energy Co. , Ltd. Class H	342,000	145
Itau Unibanco Holding SA - ADR	2,509,342	26,700	China Communications Construction Co. ,
JBS SA	286,856	1,187	Ltd. Class H	1,237,000	1,250
Klabin SA	341,500	1,741	China Communications Services Corp. ,
Lojas Renner SA	426,900	5,326	Ltd. Class H	910,000	856
Magazine Luiza SA	39,600	1,944	China Conch Venture Holdings, Ltd.	530,000	1,767
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	799,860	12,181	China Construction Bank Corp. Class H	34,670,554	31,312
Porto Seguro SA	140,506	2,160	China Evergrande Group	248,000	788
Raia Drogasil SA(Æ)	44,900	763	China Forestry Holdings Co. , Ltd. (Æ)(Š)	871,100	—
Rumo SA(Æ)	517,100	2,786	China Huishan Dairy Holdings Co. , Ltd.
Telefonica Brasil SA - ADR	11,900	159	(Æ)(Š)	1,269,000	68
Ultrapar Participacoes SA	112,400	1,763	China International Travel Service Corp. ,
Vale SA Class B - ADR	765,018	9,516	Ltd. Class A	317,250	2,581
Vale SA	291,100	3,632	China Life Insurance Co. , Ltd. Class H	286,000	709
WEG SA	338,000	1,746	China Lilang, Ltd.	40,000	35
		132,848	China Longyuan Power Group Corp. ,
			Ltd. Class H	4,294,057	3,210
Cambodia - 0.3%			China Merchants Bank Co. , Ltd. Class H	2,041,852	9,022
NagaCorp, Ltd.	4,844,685	5,962	China Minsheng Banking Corp. , Ltd.
			Class H	907,200	692
Canada - 0.2%			China National Building Material Co. ,
Barrick Gold Corp.	172,008	2,035	Ltd. Class H	8,382,000	6,664
			China Oilfield Services, Ltd. Class H	5,747,939	5,701

See accompanying notes which are an integral part of this quarterly report.

74 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Pacific Insurance Group Co. , Ltd.			Kweichow Moutai Co. , Ltd. Class A	20,200	2,109
Class H	710,094	2,513	Lenovo Group, Ltd.	7,652,000	5,609
China Petroleum & Chemical Corp.			Longfor Properties Co. , Ltd.	461,500	1,427
Class H	6,410,000	5,347	Midea Group Co. , Ltd. Class A	321,800	2,120
China Railway Construction Corp. , Ltd.			Momo, Inc. - ADR(Æ)	114,600	3,487
Class H	1,912,000	2,658	People's Insurance Co. Group of China,
China Railway Group, Ltd. Class H	8,624,712	8,045	Ltd. (The) Class H	1,431,000	591
China Resources Gas Group, Ltd.	1,110,964	4,372	PetroChina Co. , Ltd. Class H	9,924,000	6,382
China Resources Land, Ltd.	1,042,000	4,055	PICC Property & Casualty Co. , Ltd.
China Resources Pharmaceutical Group,			Class H	5,159,000	5,365
Ltd. (Þ)	2,201,200	3,154	Ping An Insurance Group Co. of China,
China Resources Power Holdings Co. ,			Ltd. Class H	2,721,000	26,592
Ltd.	1,134,000	2,284	Rainbow Department Store Co. , Ltd.
China Shenhua Energy Co. , Ltd. Class H	3,297,594	8,407	Class A	211,051	360
China State Construction Engineering			Real Gold Mining, Ltd. (Æ)(Š)	463,232	—
Corp. , Ltd. Class A	392,000	358	Shanghai International Airport Co. , Ltd.
China Telecom Corp. , Ltd. Class H	10,029,300	5,456	Class A	229,827	1,711
China Vanke Co. , Ltd. Class H	390,800	1,601	Shanghai Pharmaceuticals Holding Co. ,
Chlitina Holding, Ltd.	52,000	494	Ltd. Class H	1,602,300	3,416
Chongqing Changan Automobile Co. ,			Shanxi Taigang Stainless Steel Co. , Ltd.
Ltd. Class B	327,200	168	Class A	1,105,300	732
Chongqing Department Store Co. , Ltd.			Shenzhou International Group Holdings,
Class A	48,100	197	Ltd.	249,600	2,977
CNOOC, Ltd.	4,825,000	8,059	Sinopharm Group Co. , Ltd. Class H	954,000	4,296
CNOOC, Ltd. - ADR	43,582	7,291	Sinotruk Hong Kong, Ltd.	1,389,000	2,615
Country Garden Services Holdings Co. ,			Sunac China Holdings, Ltd.	93,000	374
Ltd. (Æ)	837,057	1,309	Sunny Optical Technology Group Co. ,
CRRC Corp. , Ltd.	604,000	607	Ltd.	152,400	1,532
CSPC Pharmaceutical Group, Ltd.	1,154,000	2,020	TAL Education Group - ADR(Æ)	49,807	1,546
Ctrip. com International, Ltd. - ADR(Æ)	36,616	1,219	Tencent Holdings, Ltd.	1,292,380	58,147
Dongfeng Motor Group Co. , Ltd. Class H	1,228,000	1,297	Tianhe Chemicals Group, Ltd. (Æ)(Š)(Þ)	25,778,000	—
ENN Energy Holdings, Ltd.	571,300	5,499	Tianneng Power International, Ltd.	392,000	364
Fangda Special Steel Technology Co. ,			Times Property Holdings, Ltd.	1,041,000	1,360
Ltd. Class A	378,600	613	Want Want China Holdings, Ltd.	4,818,000	3,931
Fosun International, Ltd.	718,000	1,075	Weibo Corp. - ADR(Æ)(Ñ)	49,636	3,011
Ganfeng Lithium Co. , Ltd. Class H(Æ)(Þ)	548,400	888	Weichai Power Co. , Ltd. Class H	2,342,000	3,132
Guangzhou Automobile Group Co. , Ltd.			Weiqiao Textile Co. Class H	80,500	29
Class H	2,560,435	2,809	Wuliangye Yibin Co. , Ltd. Class A	378,091	3,403
Guangzhou R&F Properties Co. , Ltd.	2,316,800	4,621	Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	180,000	1,584
Hangzhou Hikvision Digital Technology			Xiabu Xiabu Catering Management Co. ,
Co. , Ltd. Class A	419,700	1,914	Ltd. (Þ)	833,030	1,197
Han's Laser Technology Industry Group			Xinyu Iron & Steel Co. , Ltd. Class A	1,732,300	1,404
Co. , Ltd. Class A	294,199	1,407	Yum China Holdings, Inc.	87,316	3,183
Hengan International Group Co. , Ltd.	32,000	253	YY, Inc. - ADR(Æ)	4,500	312
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	3,084	Zhejiang Hangmin Co. , Ltd. Class A	129,000	158
Huaneng Power International, Inc. Class					465,332
H	2,486,000	1,568
Huaxin Cement Co. , Ltd. Class A	1,701,797	4,585	Colombia - 0.1%
HUAYU Automotive Systems Co. , Ltd.			Bancolombia SA - ADR	41,332	1,843
Class A	255,190	770
Hunan Valin Steel Co. , Ltd. Class A(Æ)	700,900	724	Czech Republic - 0.2%
IGG, Inc.	207,000	320	Komercni Banka AS	86,294	3,474
Industrial & Commercial Bank of China,
Ltd. Class H	26,488,401	20,680	Egypt - 1.0%
Industrial Bank Co. , Ltd. Class A	990,123	2,442	Cleopatra Hospital(Æ)	13,251,904	3,875
JD. com, Inc. - ADR(Æ)	63,160	1,569	Commercial International Bank Egypt
Jiangsu Expressway Co. , Ltd. Class H	114,000	165	SAE	907,571	4,262
Jiangsu Hengrui Medicine Co. , Ltd.			Commercial International Bank Egypt
Class A	203,531	1,821	SAE - GDR	556,050	2,699
Kunlun Energy Co. , Ltd.	1,142,000	1,223	Eastern Tobacco	4,954,790	4,725

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 75

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Edita Food Industries SAE - GDR	622,824	2,429	Richter Gedeon Nyrt	109,357	2,331
		17,990			8,192
France - 0.3%			India - 7.2%
Airbus Group SE	14,915	1,716	Adani Ports & Special Economic Zone,
Kering	4,311	2,166	Ltd.	378,715	1,805
LVMH Moet Hennessy Louis Vuitton			Asian Paints, Ltd.	90,052	1,800
SE - ADR	5,613	1,803	Aurobindo Pharma, Ltd.	174,060	1,929
		5,685	Bharat Electronics, Ltd.	1,344,781	1,583
			Bharat Forge, Ltd.	249,641	1,742
Georgia - 0.6%			Britannia Industries, Ltd.	30,582	1,376
Bank of Georgia Group PLC	330,926	6,654	Coal India, Ltd.	313,682	991
Georgia Capital PLC(Æ)	214,652	3,054	Dabur India, Ltd. Class A	127,458	796
TBC Bank Group PLC	134,958	2,552	Dish TV India, Ltd.	1,226,284	408
		12,260	Federal Bank, Ltd.	1,054,500	1,275
			Fortis Healthcare India, Ltd. (Æ)	1,320,637	2,511
Germany - 0.0%			GAIL India, Ltd.	658,473	3,076
Symrise AG	11,220	932	Godrej Consumer Products, Ltd.	161,445	1,612

Greece - 0.2%			HCL Technologies, Ltd.	122,511	1,732
Alpha Bank AE(Æ)	2,138,204	2,143	HDFC Bank, Ltd.	223,499	6,552
Sarantis SA	193,584	1,642	Hindalco Industries, Ltd.	520,103	1,527
		3,785	Hindustan Unilever, Ltd.	87,137	2,162
			Housing Development Finance Corp. ,
Guernsey - 0.3%			Ltd.	266,000	7,199
VinaCapital Vietnam Opportunity Fund,			ICICI Bank, Ltd.	1,659,289	8,505
Ltd.	1,361,953	5,773	ICICI Bank, Ltd. - ADR	897,049	9,159
			Indiabulls Housing Finance Ltd	179,719	1,683
Hong Kong - 4.3%			Indian Oil Corp. , Ltd.	1,416,246	2,727
AIA Group, Ltd.	1,208,400	10,860	Indraprastha Gas, Ltd.	465,248	1,867
ASM Pacific Technology, Ltd.	301,348	3,238	Infosys, Ltd. - ADR(Ñ)	1,155,795	12,483
Beijing Enterprises Holdings, Ltd.	548,000	3,125	Infosys, Ltd.	158,202	1,674
China Everbright, Ltd.	866,000	1,645	ITC, Ltd.	1,441,094	5,654
China Lumena New Materials Corp.			JSW Steel, Ltd.	86,586	337
(Æ)(Š)	3,024,000	4	Kotak Mahindra Bank, Ltd.	102,794	1,816
China Metal Recycling Holdings, Ltd.			Larsen & Toubro, Ltd.	224,128	4,145
(Æ)(Š)	335,400	—	LIC Housing Finance, Ltd.	353,152	2,229
China Mobile, Ltd.	1,247,500	13,114	Mahindra & Mahindra, Ltd. - GDR	108,109	1,048
China Overseas Land & Investment, Ltd.	2,876,000	10,822	Maruti Suzuki India, Ltd.	24,642	2,303
China Power International Development,			Nestle India, Ltd.	1,285	209
Ltd.	1,174,000	302	NTPC, Ltd.	821,302	1,619
China Taiping Insurance Holdings Co. ,			Oil & Natural Gas Corp. , Ltd.	633,290	1,258
Ltd.	550,600	1,515	Page Industries, Ltd.	1,696	560
China Unicom Hong Kong, Ltd.	8,194,000	9,445	Piramal Enterprises, Ltd. Class A	46,257	1,323
CITIC, Ltd.	3,519,000	5,323	Power Finance Corp. , Ltd.	437,216	637
Galaxy Entertainment Group, Ltd.	495,000	3,484	Prism Cement, Ltd.	613,836	617
Guangdong Investment, Ltd.	238,000	454	Reliance Industries, Ltd.	543,796	9,480
Haier Electronics Group Co. , Ltd.	306,000	883	Reliance Infrastructure, Ltd.	50,009	189
Hanergy Thin Film Power Group, Ltd.			Rural Electrification Corp. , Ltd.	129,878	228
(Æ)(Š)	1,630,000	1,039	Shriram City Union Finance, Ltd.	31,104	750
Hong Kong Exchanges & Clearing, Ltd.	83,179	2,589	State Bank of India(Æ)	622,286	2,572
Link Real Estate Investment Trust(ö)	122,500	1,343	Tata Consultancy Services, Ltd.	117,037	3,327
Minmetals Resources, Ltd. (Æ)	2,468,000	901	Tata Motors, Ltd. (Æ)	362,965	935
Shimao Property Holdings, Ltd.	1,890,500	5,354	Tata Motors, Ltd. - ADR(Æ)	28,700	375
Sino Biopharmaceutical, Ltd.	523,827	451	Tata Steel, Ltd.	113,994	768
Techtronic Industries Co. , Ltd.	144,000	838	Tech Mahindra, Ltd.	164,480	1,695
WH Group, Ltd. (Þ)	4,394,000	3,833	Tejas Networks, Ltd. (Æ)(Þ)	668,035	1,512
Yuexiu Transport Infrastructure, Ltd.	90,000	69	Titan Co. , Ltd.	191,125	2,678
		80,631	United Phosphorus, Ltd.	180,371	1,996
			Vedanta, Ltd.	1,226,097	3,423
Hungary - 0.4%
OTP Bank PLC	142,135	5,861

See accompanying notes which are an integral part of this quarterly report.

76 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wipro, Ltd.	686,342	3,566	Fomento Economico Mexicano SAB de
		135,423	CV	65,375	595
			Fomento Economico Mexicano SAB de
Indonesia - 2.0%			CV - ADR	64,108	5,835
Astra International Tbk PT	9,927,400	6,019	Genomma Lab Internacional SAB de CV
Bank Central Asia Tbk PT	848,108	1,711	Class B(Æ)	1,612,822	1,118
Bank Mandiri Persero Tbk PT	8,307,200	4,429	Gruma SAB de CV Class B	188,544	2,297
Bank Negara Indonesia Persero Tbk PT	1,188,500	772	Grupo Aeroportuario del Centro Norte
Bank Rakyat Indonesia Persero Tbk PT	42,600,095	11,768	SAB de CV Class B	506,158	2,817
Gudang Garam Tbk PT	319,100	1,911	Grupo Aeroportuario del Sureste SAB de
Indah Kiat Pulp & Paper Corp. Tbk PT	1,210,000	1,126	CV - ADR	9,843	1,791
Perusahaan Gas Negara Persero Tbk	15,534,940	2,859	Grupo Cementos de Chihuahua SAB
Semen Indonesia Persero Tbk PT	4,209,981	3,821	de CV	281,960	1,549
Telekomunikasi Indonesia Persero Tbk			Grupo Financiero Banorte SAB de CV
PT	15,146,900	4,220	Class O	1,422,604	7,897
		38,636	Megacable Holdings SAB de CV	380,302	1,710
			Mexichem SAB de CV	248,000	662
Ireland - 0.1%			Wal-Mart de Mexico SAB de CV	2,394,920	6,288
Accenture PLC Class A	13,254	2,035			41,336

Japan - 0.1%			Netherlands - 0.2%
Keyence Corp.	1,800	925	NXP Semiconductors NV	15,727	1,369
Shiseido Co. , Ltd.	29,700	1,766	Royal Dutch Shell PLC Class A	62,104	1,926
		2,691			3,295

Kenya - 0.2%			Nigeria - 0.4%
East African Breweries, Ltd.	202,949	429	Dangote Cement PLC	3,104,066	1,629
Safaricom PLC	16,751,839	3,964	Guaranty Trust Bank PLC	48,970,737	4,526
		4,393	Guaranty Trust Bank PLC - GDR	71,423	335
			Guinness Nigeria PLC	6,573,277	1,182
Kuwait - 0.6%					7,672
National Bank of Kuwait SAKP	3,123,461	8,951
VIVA Kuwait Telecom Co.	662,906	1,861	Pakistan - 0.2%
		10,812	Hascol Petroleum, Ltd.	1,427,250	1,701
			Lucky Cement, Ltd.	146,480	498
Luxembourg - 0.2%			United Bank, Ltd.	1,510,015	1,669
Reinet Investments SCA	115,350	1,747			3,868
Tenaris SA - ADR(Ñ)	77,804	1,943
		3,690	Panama - 0.1%

Macao - 0.2%			Copa Holdings SA Class A	17,411	1,651
Sands China, Ltd.	590,000	2,821	Peru - 0.5%

Malaysia - 0.6%			Credicorp, Ltd.	34,961	8,488
AMMB Holdings BHD	134,000	147	Philippines - 0.5%
CIMB Group Holdings BHD	995,100	1,368	Ayala Land, Inc.	4,464,020	3,808
Genting BHD - ADR	604,100	1,024	BDO Unibank, Inc.	761,920	1,976
IJM Corp. BHD	4,524,556	2,025	Metro Pacific Investments Corp.	21,265,991	1,984
Malayan Banking BHD	234,000	546	SM Prime Holdings, Inc.	2,076,300	1,518
Petronas Chemicals Group BHD	530,500	1,100			9,286
Public Bank BHD	337,700	2,044
Tenaga Nasional BHD	475,800	1,499	Poland - 0.5%
Top Glove Corp. BHD	963,500	1,137	Grupa Lotos SA	3,271	82
		10,890	KGHM Polska Miedz SA(Æ)	66,152	1,673
			PGE Polska Grupa Energetyczna SA(Æ)	46,549	149
Mexico - 2.2%			Polskie Gornictwo Naftowe i
Alfa SAB de CV Class A	1,181,200	1,487	Gazownictwo SA	185,414	381
Alpek SAB de CV Class A(Æ)	656,800	896	Powszechna Kasa Oszczednosci Bank
Alsea SAB de CV	641,086	1,774	Polski SA	583,224	6,200
America Movil SAB de CV Class L			Powszechny Zaklad Ubezpieczen SA	95,067	1,142
- ADR	133,631	2,145
Cemex SAB de CV - ADR(Æ)	455,076	2,475

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 77

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tauron Polska Energia SA(Æ)	966,414	616	Fila Korea, Ltd. (Æ)	43,564	1,871
		10,243	GS Engineering & Construction Corp.	43,903	1,859
			GS Home Shopping, Inc.	3,349	572
Romania - 0.3%			Hana Financial Group, Inc.	420,740	15,168
Banca Transilvania SA	6,179,000	2,348	Hankook Tire Co. , Ltd. (Æ)	147,694	5,561
Fondul Proprietatea SA	21,000,303	4,086	Hanon Systems	210,983	2,429
		6,434	Hyundai Engineering & Construction
			Co. , Ltd.	21,867	1,224
Russia - 4.3%			Hyundai Home Shopping Network Corp.	5,778	536
Gazprom PJSC	2,423,632	6,029	Hyundai Motor Co.	58,140	6,769
Gazprom PJSC - ADR	1,740,029	8,508	Industrial Bank of Korea	208,640	2,673
Inter RAO UES PJSC	9,642,000	564	KB Financial Group, Inc.	222,441	9,570
Lukoil PJSC - ADR	217,379	17,449	Kia Motors Corp.	118,784	3,883
Lukoil PJSC	89,031	7,175	Korea Electric Power Corp.	208,651	6,466
Lukoil PJSC - ADR(Ñ)	66,388	5,325	Korea Kolmar Co. , Ltd. (Æ)	26,525	1,604
Novatek OAO	40,949	717	Korea Zinc Co. , Ltd. (Æ)	5,289	2,095
Novatek OAO - GDR	21,802	4,005	KT Corp. - ADR	108,100	1,494
Polyus PJSC - GDR	32,634	1,361	KT&G Corp.	9,069	808
Rosneft Oil Co. PJSC	171,250	1,076	Kumho Petrochemical Co. , Ltd.	54,610	4,422
Sberbank of Russia PJSC - ADR	1,121,637	15,239	LG Chem, Ltd.	3,335	1,104
Sberbank of Russia PJSC Class T	647,119	2,160	LG Display Co. , Ltd.	131,103	2,230
Surgutneftegas OJSC - ADR	142,392	590	LG Household & Health Care, Ltd.	5,633	6,437
Tatneft PJSC - ADR	66,073	4,853	LG Uplus Corp.	123,703	1,680
TMK PJSC - GDR	161,880	525	POSCO	24,578	5,984
Yandex NV Class A(Æ)	155,768	5,231	Samsung Card Co. , Ltd.	44,241	1,325
		80,807	Samsung Electro-Mechanics Co. , Ltd. (Ñ)	22,063	2,150

Singapore - 0.2%			Samsung Electronics Co. , Ltd.	1,546,146	64,602
BOC Aviation, Ltd. (Þ)	494,900	4,227	Samsung Electronics Co. , Ltd. - GDR	7,946	7,832
			Samsung Engineering Co. , Ltd. (Æ)	79,471	1,199
South Africa - 3.8%			Samsung Fire & Marine Insurance Co. ,
Absa Group, Ltd.	336,170	4,695	Ltd.	2,822	692
AngloGold Ashanti, Ltd. - ADR(Ñ)	259,120	3,703	Samsung Heavy Industries Co. , Ltd. (Æ)	375,160	3,081
Aspen Pharmacare Holdings, Ltd.	67,619	743	Shinhan Financial Group Co. , Ltd.	256,378	9,926
AVI, Ltd.	298,866	2,094	SK Holdings Co. , Ltd.	11,743	2,783
Barloworld, Ltd. - ADR	272,790	2,501	SK Hynix, Inc.	86,309	5,760
Bidvest Group, Ltd. (The)	456,432	6,988	SK Innovation Co. , Ltd.	9,253	1,569
Clicks Group, Ltd.	229,719	3,411	SK Telecom Co. , Ltd.	18,381	4,251
Discovery Holdings, Ltd.	313,835	3,787	S-Oil Corp.	25,287	2,385
FirstRand, Ltd.	434,150	2,276	Ssangyong Cement Industrial Co. , Ltd.	308,753	1,845
Foschini Group, Ltd. (The)	236,910	3,034	Woori Bank(Š)	437,635	5,821
Growthpoint Properties, Ltd. (ö)	825,965	1,622			213,969
Naspers, Ltd. Class N	57,482	13,301
Nedbank Group, Ltd.	100,121	2,162	Sri Lanka - 0.1%
Redefine Properties, Ltd. (ö)	1,362,450	1,085	Melstacorp PLC(Æ)	4,787,216	1,210
Remgro, Ltd.	52,536	838	Switzerland - 0.6%
Reunert, Ltd.	172,202	918	Coca-Cola HBC AG - ADR(Æ)	59,673	2,004
Sanlam, Ltd.	356,634	2,267	Nestle SA	46,385	4,040
Sasol, Ltd. - ADR	265,552	8,038	Novartis AG	32,787	2,861
Shoprite Holdings, Ltd. - ADR	192,170	2,380	Sika AG	9,575	1,265
Standard Bank Group, Ltd.	387,118	5,707	Straumann Holding AG	2,257	1,637
Telkom SA SOC, Ltd.	35,054	178			11,807
Vodacom Group, Ltd. - ADR	16,814	153
		71,881	Taiwan - 8.8%
			Advantech Co. , Ltd.	163,758	1,237
South Korea - 11.3%			Airtac International Group	107,099	1,277
AfreecaTV Co. , Ltd.	6,269	234	Arcadyan Technology Corp.	282,000	885
Amorepacific Corp.	27,156	4,438	Asia Cement Corp.	1,502,000	1,802
Coway Co. , Ltd.	45,881	3,439	AU Optronics Corp.	9,176,000	3,631
Daelim Industrial Co. , Ltd. (Æ)	10,344	991	Catcher Technology Co. , Ltd.	418,260	3,282
E-MART, Inc.	18,570	3,207	Cathay Financial Holding Co. , Ltd.	3,345,000	4,812

See accompanying notes which are an integral part of this quarterly report.

78 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chang Hwa Commercial Bank, Ltd.	2,325,173	1,373	Zhen Ding Technology Holding, Ltd.	624,000	1,627
China Development Financial Holding					166,003
Corp.	3,682,000	1,216
China Life Insurance Co. , Ltd.	1,682,931	1,537	Thailand - 2.2%
China Steel Corp. Class H	1,298,000	1,074	Airports of Thailand PCL	684,500	1,515
Chipbond Technology Corp.	178,000	390	Bangkok Dusit Medical Services PCL	3,738,700	2,824
Compal Electronics, Inc.	1,886,000	1,126	Central Pattana PCL	430,785	1,101
CTBC Financial Holding Co. , Ltd.	10,394,200	7,121	Charoen Pokphand Foods PCL	5,219,800	4,557
Delta Electronics, Inc.	250,000	1,238	Kasikornbank PCL	1,201,400	7,707
E. Sun Financial Holding Co. , Ltd.	336,173	236	Krung Thai Bank PCL	2,041,200	1,295
Eclat Textile Co. , Ltd.	302,350	3,472	Polyplex Thailand PCL	3,188,700	4,949
Far Eastern New Century Corp.	1,071,000	1,058	Pruksa Holding PCL	2,831,031	1,615
First Financial Holding Co. , Ltd.	2,011,022	1,346	PTT Exploration & Production PCL	638,591	2,512
Formosa Chemicals & Fibre Corp.	689,000	2,405	PTT Global Chemical PCL	781,800	1,704
Formosa Plastics Corp.	699,000	2,376	PTT Public Company, Ltd.	1,425,000	2,223
Foxconn Technology Co. , Ltd.	462,280	901	Siam Commercial Bank PCL (The)	947,700	4,055
Fubon Financial Holding Co. , Ltd.	3,340,000	4,900	Siam Global House PLC	1,567,400	940
Gamania Digital Entertainment Co. , Ltd.			Thai Oil PCL	704,100	1,622
(Æ)	249,000	636	Tisco Financial Group PCL	1,050,086	2,786
Giant Manufacturing Co. , Ltd.	418,969	2,106			41,405
Hiwin Technologies Corp.	161,710	1,327
Hon Hai Precision Industry Co. , Ltd.	575,724	1,331	Togo - 0.1%
Hotai Motor Co. , Ltd.	15,000	147	Ecobank Transnational, Inc. (Æ)	45,591,225	1,763

Hua Nan Financial Holdings Co. , Ltd.	1,781,674	1,081	Turkey - 1.2%
Innolux Corp.	1,340,000	462	BIM Birlesik Magazalar AS	219,816	3,842
International CSRC Investment Holdings			Emlak Konut Gayrimenkul Yatirim
Co.	72,000	102	Ortakligi AS(ö)	3,987,326	1,221
Inventec Corp.	1,537,000	1,207	Enka Insaat ve Sanayi AS	1,436,249	1,374
Largan Precision Co. , Ltd.	40,600	5,128	Haci Omer Sabanci Holding AS	250,926	456
Lite-On Technology Corp.	1,831,107	2,739	Koza Anadolu Metal Madencilik
Mega Financial Holding Co. , Ltd.	2,473,000	2,167	Isletmeleri AS(Æ)	630,754	820
Nan Ya Plastics Corp.	213,000	532	MLP Saglik Hizmetleri AS(Æ)(Þ)	367,000	935
Nanya Technology Corp.	411,000	829	TAV Havalimanlari Holding AS	406,105	2,193
Novatek Microelectronics Corp.	45,000	239	Tekfen Holding AS	348,754	1,666
Pegatron Corp.	258,000	447	Tupras Turkiye Petrol Rafinerileri AS	158,902	4,274
Pou Chen Corp. Class B	504,000	607	Turk Telekomunikasyon AS(Æ)	159,593	156
President Chain Store Corp.	255,000	2,707	Turkcell Iletisim Hizmetleri AS	558,506	1,570
Radiant Opto-Electronics Corp.	286,000	824	Turkiye Garanti Bankasi AS	1,611,016	2,829
Realtek Semiconductor Corp.	918,000	5,029	Turkiye Halk Bankasi AS	179,649	265
Shanghai Commercial & Savings Bank,			Turkiye Is Bankasi Class C	142,344	157
Ltd.	125,000	180	Turkiye Sise ve Cam Fabrikalari AS	1,370,993	1,801
Shin Kong Financial Holding Co. , Ltd.	2,315,666	670			23,559
Sinbon Electronics Co. , Ltd.	663,006	1,859
SinoPac Financial Holdings Co. , Ltd.	3,555,755	1,220	Ukraine - 0.3%
Taiwan Cement Corp.	535,700	663	Kernel Holding SA	142,226	1,951
Taiwan Cooperative Financial Holding			MHP SE - GDR	260,607	2,879
Co. , Ltd.	2,314,872	1,406			4,830
Taiwan Semiconductor Manufacturing
Co. , Ltd.	3,142,382	23,287	United Arab Emirates - 0.6%
Taiwan Semiconductor Manufacturing			Abu Dhabi Commercial Bank PJSC	1,145,289	2,917
Co. , Ltd. - ADR	901,446	33,912	Aldar Properties PJSC	4,053,280	1,757
TCI Co. , Ltd.	78,000	1,151	DP World, Ltd.	91,038	1,620
Tripod Technology Corp.	1,629,665	4,403	Emaar Properties PJSC	1,000,974	1,177
Uni-President Enterprises Corp.	2,642,000	6,212	National Bank of Abu Dhabi	514,095	2,064
United Microelectronics Corp.	6,984,500	2,635	NMC Health PLC	73,202	2,475
Walsin Lihwa Corp.	389,000	229			12,010
Walsin Technology Corp.	292,000	1,690
Yageo Corp.	182,000	1,975	United Kingdom - 0.5%
Yuanta Financial Holding Co. , Ltd.	8,169,000	4,542	Antofagasta PLC	180,601	2,065
			AstraZeneca PLC	28,080	2,034

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 79

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Diageo PLC	85,508	3,261	5.270% (Ÿ)	4,309	326
Experian PLC	45,216	1,134	Hyundai Motor Co.
Mondi, Ltd.	19,454	482	5.633% (Ÿ)	2,549	177
		8,976	Samsung Electronics Co. , Ltd.
			3.734% (Ÿ)	199,746	6,755
United States - 1.0%					7,258
Alphabet, Inc. Class A(Æ)	1,000	1,126
Apple, Inc.	2,197	366	Total Preferred Stocks
EPAM Systems, Inc. (Æ)	22,982	3,251	(cost $26,190)		35,007
Estee Lauder Cos. , Inc. (The) Class A	16,930	2,310
MasterCard, Inc. Class A	13,252	2,798	Warrants & Rights - 0.4%
Microsoft Corp.	28,353	2,961	United Kingdom - 0.4%
Raytheon Co.	11,365	1,872	HSBC Bank PLC(Æ)
Samsonite International SA(Þ)	585,535	1,722	2020 Warrant	671,555	3,795
Visa, Inc. Class A	24,287	3,279	HSBC Bank PLC(Æ)
		19,685	2021Warrant	124,930	3,371

Vietnam - 0.8%			Total Warrants & Rights
FPT Corp.	307,858	575	(cost $6,926)		7,166
Hoa Phat Group JSC(Æ)	3,877,419	4,642
Military Commercial Joint Stock			Short-Term Investments - 2.3%
Bank(Æ)	2,625,771	2,486	United States - 2.3%
Mobile World Investment Corp.	2,076,213	7,458	U. S. Cash Management Fund(@)	33,495,089(8)	33,501
		15,161	United States Treasury Bills

Total Common Stocks			2.339% due 02/28/19 (~)(§)	8,400	8,385
(cost $1,494,000)		1,775,374	2.376% due 04/25/19 (~)(§)	2,500	2,487
					44,373
Preferred Stocks - 1.8%			Total Short-Term Investments
Brazil - 1.3%			(cost $44,367)		44,373
Banco Bradesco SA(Æ)
2.580% (Ÿ)	306,965	3,809	Other Securities - 2.3%
Centrais Eletricas Brasileiras SA(Æ)			U. S. Cash Collateral Fund(×)(@)	42,937,938(8)	42,938
0.000% (Ÿ)	123,600	1,379	Total Other Securities
Cia Brasileira de Distribuicao(Æ)			(cost $42,938)		42,938
1.439% (Ÿ)	97,867	2,610
Cia Energetica de Minas Gerais			Total Investments 100.7%
4.750% (Ÿ)	79,500	302	(identified cost $1,614,421)		1,904,858
Gerdau SA

2.503% (Ÿ)	256,300	1,100	Other Assets and Liabilities, Net
Investimentos Itau SA
12.707% (Ÿ)	694,546	2,571	- (0.7%)		(13,636)
Itau Unibanco Holding SA			Net Assets - 100.0%		1,891,222
6.688% (Ÿ)	537,700	5,717
Petroleo Brasileiro SA(Æ)
3.300% (Ÿ)	743,700	5,216
Telefonica Brasil SA
8.570% (Ÿ)	126,200	1,685
		24,389

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
4.575% (Ÿ)	40,641	1,732

Russia - 0.1%
Surgutneftegas OJSC
3.437% (Ÿ)	2,622,238	1,628

South Korea - 0.3%
Hyundai Motor Co.

See accompanying notes which are an integral part of this quarterly report.

80 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.2%
BOC Aviation, Ltd.	10/03/17	HKD	494,900	7.99	3,953	4,227
China Resources Pharmaceutical Group, Ltd.	06/28/17	HKD	2,201,200	1.23	2,705	3,154
Ganfeng Lithium Co. , Ltd.	11/14/18	HKD	548,400	1.90	1,041	888
Hua Hong Semiconductor, Ltd.	01/27/15	HKD	1,361,000	1.15	1,570	3,084
MLP Saglik Hizmetleri AS	02/07/18	TRY	367,000	4.99	1,833	935
Samsonite International SA	03/02/16	HKD	585,535	3.06	1,791	1,722
Tejas Networks, Ltd.	09/05/18	INR	668,035	4.05	2,702	1,512
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	—	5,886	—
WH Group, Ltd.	09/22/15	HKD	4,394,000	0.78	3,414	3,833
Wuxi Biologics (Cayman), Inc.	03/21/18	HKD	180,000	10.02	1,803	1,584
Xiabu Xiabu Catering Management Co. , Ltd.	01/24/19	HKD	833,030	1.45	1,209	1,197
						22,136
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	402	TRY	5,367	02/19	121
FTSE/JSE TOP 40 Index Futures	133	ZAR	64,065	03/19	159
Hang Seng Index Futures	47	HKD	65,929	02/19	143
HSCEI Index Futures	119	HKD	66,051	02/19	176
KOSPI2 Index Futures	611	KRW	43,831,613	03/19	3,353
Mexican Bolsa Index Futures	88	MXN	38,811	03/19	77
MSCI China Free Index Futures	233	USD	9,679	03/19	783
MSCI Emerging Markets Index Futures	280	USD	14,904	03/19	1,123
MSCI Taiwan Index Futures	749	USD	27,840	02/19	279
SGX NIFTY 50 Index Futures	370	USD	8,033	02/19	92
Short Positions
MSCI Emerging Markets Index Futures	1,130	USD	60,150	03/19	(5,211)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,095

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,389	TRY	7,973	03/20/19	114
Bank of America	HKD	10,000	USD	1,280	03/20/19	3
Bank of America	MXN	3,000	USD	150	03/20/19	(5)
Bank of America	TRY	600	USD	109	03/20/19	(5)
Bank of America	ZAR	5,000	USD	341	03/20/19	(34)
Brown Brothers Harriman	USD	3,836	HKD	30,000	03/20/19	(6)
Brown Brothers Harriman	USD	5,466	HKD	42,590	03/20/19	(28)
Brown Brothers Harriman	USD	691	MXN	14,350	03/20/19	54
Brown Brothers Harriman	USD	1,758	ZAR	24,358	03/20/19	69
Brown Brothers Harriman	USD	11,432	ZAR	158,400	03/20/19	449
Brown Brothers Harriman	HKD	3,000	USD	384	03/20/19	1
Brown Brothers Harriman	HKD	4,200	USD	536	03/20/19	—
Brown Brothers Harriman	HKD	7,000	USD	894	03/20/19	—

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 81

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	8,000	USD	1,026	03/20/19	4
Brown Brothers Harriman	HKD	10,000	USD	1,280	03/20/19	4
Brown Brothers Harriman	HKD	10,000	USD	1,277	03/20/19	—
Brown Brothers Harriman	HKD	10,000	USD	1,282	03/20/19	6
Brown Brothers Harriman	HKD	10,000	USD	1,280	03/20/19	3
Brown Brothers Harriman	HKD	10,000	USD	1,277	03/20/19	1
Brown Brothers Harriman	HKD	10,000	USD	1,279	03/20/19	3
Brown Brothers Harriman	HKD	13,000	USD	1,662	03/20/19	3
Brown Brothers Harriman	HKD	16,000	USD	2,051	03/20/19	9
Brown Brothers Harriman	HKD	70,000	USD	8,958	03/20/19	21
Brown Brothers Harriman	MXN	2,000	USD	97	03/20/19	(7)
Brown Brothers Harriman	MXN	2,000	USD	98	03/20/19	(6)
Brown Brothers Harriman	MXN	2,000	USD	98	03/20/19	(6)
Brown Brothers Harriman	MXN	2,500	USD	130	03/20/19	1
Brown Brothers Harriman	MXN	2,700	USD	137	03/20/19	(4)
Brown Brothers Harriman	MXN	3,000	USD	146	03/20/19	(10)
Brown Brothers Harriman	MXN	3,000	USD	151	03/20/19	(5)
Brown Brothers Harriman	MXN	3,000	USD	145	03/20/19	(11)
Brown Brothers Harriman	MXN	3,300	USD	161	03/20/19	(11)
Brown Brothers Harriman	MXN	5,000	USD	255	03/20/19	(5)
Brown Brothers Harriman	MXN	22,000	USD	1,091	03/20/19	(52)
Brown Brothers Harriman	TRY	200	USD	35	03/20/19	(2)
Brown Brothers Harriman	TRY	250	USD	45	03/20/19	(2)
Brown Brothers Harriman	TRY	300	USD	55	03/20/19	(2)
Brown Brothers Harriman	TRY	325	USD	59	03/20/19	(2)
Brown Brothers Harriman	TRY	400	USD	71	03/20/19	(4)
Brown Brothers Harriman	TRY	400	USD	75	03/20/19	—
Brown Brothers Harriman	TRY	450	USD	80	03/20/19	(5)
Brown Brothers Harriman	TRY	500	USD	90	03/20/19	(4)
Brown Brothers Harriman	TRY	500	USD	92	03/20/19	(2)
Brown Brothers Harriman	TRY	500	USD	92	03/20/19	(3)
Brown Brothers Harriman	TRY	600	USD	107	03/20/19	(6)
Brown Brothers Harriman	TRY	1,000	USD	177	03/20/19	(11)
Brown Brothers Harriman	TRY	3,000	USD	544	03/20/19	(22)
Brown Brothers Harriman	ZAR	3,000	USD	225	03/20/19	—
Brown Brothers Harriman	ZAR	3,000	USD	206	03/20/19	(19)
Brown Brothers Harriman	ZAR	4,000	USD	281	03/20/19	(19)
Brown Brothers Harriman	ZAR	5,000	USD	363	03/20/19	(12)
Brown Brothers Harriman	ZAR	5,000	USD	343	03/20/19	(32)
Brown Brothers Harriman	ZAR	5,000	USD	364	03/20/19	(11)
Brown Brothers Harriman	ZAR	5,500	USD	378	03/20/19	(35)
Brown Brothers Harriman	ZAR	6,000	USD	427	03/20/19	(23)
Brown Brothers Harriman	ZAR	6,000	USD	412	03/20/19	(38)
Brown Brothers Harriman	ZAR	6,000	USD	414	03/20/19	(36)
Brown Brothers Harriman	ZAR	20,000	USD	1,374	03/20/19	(126)
Brown Brothers Harriman	ZAR	35,000	USD	2,403	03/20/19	(222)
Citigroup	USD	5,465	HKD	42,590	03/20/19	(28)
Citigroup	USD	690	MXN	14,350	03/20/19	56
Citigroup	USD	1,755	ZAR	24,358	03/20/19	73
Citigroup	USD	11,410	ZAR	158,400	03/20/19	472
Commonwealth Bank of Australia	USD	5,467	HKD	42,590	03/20/19	(29)
Commonwealth Bank of Australia	USD	689	MXN	14,350	03/20/19	56
Commonwealth Bank of Australia	USD	1,754	ZAR	24,358	03/20/19	73
Commonwealth Bank of Australia	USD	11,404	ZAR	158,400	03/20/19	478
Royal Bank of Canada	USD	5,468	HKD	42,590	03/20/19	(30)
Royal Bank of Canada	USD	7,035	HKD	55,000	03/20/19	(13)
Royal Bank of Canada	USD	688	MXN	14,350	03/20/19	58
Royal Bank of Canada	USD	869	MXN	17,000	03/20/19	14
Royal Bank of Canada	USD	393	TRY	2,200	03/20/19	21
Royal Bank of Canada	USD	290	ZAR	4,000	03/20/19	10
Royal Bank of Canada	USD	1,742	ZAR	24,358	03/20/19	85
Royal Bank of Canada	USD	1,786	ZAR	25,000	03/20/19	89
Royal Bank of Canada	USD	11,330	ZAR	158,400	03/20/19	553

See accompanying notes which are an integral part of this quarterly report.

82 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	HKD	20,000	USD	2,554	03/20/19	1
Royal Bank of Canada	HKD	20,000	USD	2,555	03/20/19	1
Royal Bank of Canada	MXN	7,000	USD	366	03/20/19	2
Royal Bank of Canada	TRY	650	USD	119	03/20/19	(4)
Royal Bank of Canada	ZAR	8,000	USD	584	03/20/19	(16)
State Street	USD	33	BRL	121	02/04/19	—
State Street	USD	533	BRL	2,000	02/04/19	15
State Street	USD	685	BRL	2,500	02/04/19	1
State Street	USD	685	BRL	2,500	02/04/19	1
State Street	USD	1,232	BRL	4,500	02/04/19	2
State Street	USD	1,917	BRL	7,000	02/04/19	2
State Street	USD	2,139	BRL	8,000	02/04/19	54
State Street	USD	5,967	BRL	21,790	02/04/19	8
State Street	USD	7,311	BRL	28,290	02/04/19	445
State Street	USD	5,831	BRL	21,790	03/06/19	133
State Street	USD	300	HKD	2,355	02/01/19	—
State Street	USD	301	HKD	2,358	02/01/19	—
State Street	USD	309	HKD	2,421	02/08/19	—
State Street	USD	6,396	HKD	50,000	03/20/19	(12)
State Street	USD	10,898	HKD	85,000	03/20/19	(46)
State Street	USD	2,113	INR	150,000	03/20/19	(11)
State Street	USD	2,823	INR	200,000	03/20/19	(20)
State Street	USD	3,199	INR	225,000	03/20/19	(45)
State Street	USD	4,835	INR	350,000	03/20/19	71
State Street	USD	10,565	INR	754,000	03/20/19	3
State Street	USD	74	KRW	82,399	02/01/19	—
State Street	USD	88	KRW	97,233	02/01/19	—
State Street	USD	179	KRW	198,332	02/01/19	(1)
State Street	USD	1,972	KRW	2,200,000	03/20/19	8
State Street	USD	2,667	KRW	3,000,000	03/20/19	33
State Street	USD	3,511	KRW	3,870,000	03/20/19	(27)
State Street	USD	4,482	KRW	5,000,000	03/20/19	18
State Street	USD	5,769	KRW	6,500,000	03/20/19	82
State Street	USD	26,216	KRW	28,900,000	03/20/19	(206)
State Street	USD	644	MXN	13,000	03/20/19	32
State Street	USD	1,228	MXN	25,000	03/20/19	71
State Street	USD	53	TRY	275	02/01/19	—
State Street	USD	359	TRY	2,000	03/20/19	18
State Street	USD	584	TRY	3,300	03/20/19	39
State Street	USD	242	ZAR	3,217	02/04/19	—
State Street	USD	1,485	ZAR	22,000	03/20/19	164
State Street	USD	2,747	ZAR	40,000	03/20/19	253
State Street	BRL	7	USD	2	02/01/19	—
State Street	BRL	2,000	USD	548	02/04/19	(1)
State Street	BRL	2,500	USD	664	02/04/19	(21)
State Street	BRL	2,500	USD	672	02/04/19	(14)
State Street	BRL	4,500	USD	1,187	02/04/19	(47)
State Street	BRL	7,000	USD	1,803	02/04/19	(116)
State Street	BRL	8,000	USD	2,191	02/04/19	(3)
State Street	BRL	21,790	USD	5,842	02/04/19	(134)
State Street	BRL	28,290	USD	7,747	02/04/19	(10)
State Street	BRL	1,000	USD	274	03/06/19	—
State Street	BRL	2,500	USD	670	03/06/19	(14)
State Street	HKD	10,000	USD	1,280	03/20/19	3
State Street	HKD	12,000	USD	1,539	03/20/19	7
State Street	HKD	15,000	USD	1,924	03/20/19	9
State Street	HKD	30,000	USD	3,844	03/20/19	14
State Street	INR	8,000	USD	110	03/20/19	(2)
State Street	INR	20,000	USD	280	03/20/19	—
State Street	INR	25,000	USD	346	03/20/19	(4)
State Street	INR	30,000	USD	412	03/20/19	(8)
State Street	INR	30,000	USD	414	03/20/19	(6)
State Street	INR	30,000	USD	420	03/20/19	—

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 83

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	INR	35,000	USD	499	03/20/19	8
State Street	INR	35,000	USD	478	03/20/19	(13)
State Street	INR	40,000	USD	559	03/20/19	(2)
State Street	INR	40,000	USD	560	03/20/19	(1)
State Street	INR	40,000	USD	559	03/20/19	(2)
State Street	INR	40,000	USD	559	03/20/19	(1)
State Street	INR	50,000	USD	708	03/20/19	7
State Street	INR	50,000	USD	710	03/20/19	9
State Street	INR	50,000	USD	707	03/20/19	7
State Street	INR	58,000	USD	828	03/20/19	15
State Street	INR	75,000	USD	1,044	03/20/19	(7)
State Street	INR	75,000	USD	1,030	03/20/19	(21)
State Street	INR	100,000	USD	1,407	03/20/19	6
State Street	INR	300,000	USD	4,236	03/20/19	31
State Street	KRW	500,000	USD	447	03/20/19	(3)
State Street	KRW	500,000	USD	445	03/20/19	(5)
State Street	KRW	550,000	USD	495	03/20/19	—
State Street	KRW	750,000	USD	666	03/20/19	(9)
State Street	KRW	800,000	USD	709	03/20/19	(11)
State Street	KRW	800,000	USD	715	03/20/19	(5)
State Street	KRW	800,000	USD	716	03/20/19	(4)
State Street	KRW	800,000	USD	714	03/20/19	(6)
State Street	KRW	900,000	USD	806	03/20/19	(4)
State Street	KRW	900,000	USD	810	03/20/19	—
State Street	KRW	900,000	USD	807	03/20/19	(3)
State Street	KRW	1,000,000	USD	898	03/20/19	(2)
State Street	KRW	1,000,000	USD	889	03/20/19	(11)
State Street	KRW	1,000,000	USD	894	03/20/19	(6)
State Street	KRW	1,000,000	USD	899	03/20/19	(1)
State Street	KRW	1,000,000	USD	895	03/20/19	(5)
State Street	KRW	1,000,000	USD	901	03/20/19	1
State Street	KRW	1,250,000	USD	1,119	03/20/19	(6)
State Street	KRW	1,500,000	USD	1,340	03/20/19	(10)
State Street	KRW	1,650,000	USD	1,478	03/20/19	(7)
State Street	KRW	2,000,000	USD	1,780	03/20/19	(20)
State Street	KRW	2,000,000	USD	1,782	03/20/19	(18)
State Street	KRW	5,500,000	USD	4,914	03/20/19	(36)
State Street	MXN	1,451	USD	76	02/01/19	—
State Street	MXN	1,000	USD	49	03/20/19	(3)
State Street	MXN	3,500	USD	176	03/20/19	(6)
State Street	MXN	6,000	USD	291	03/20/19	(20)
State Street	MXN	10,000	USD	491	03/20/19	(28)
State Street	TRY	9	USD	2	02/01/19	—
State Street	TRY	125	USD	22	03/20/19	(1)
State Street	TRY	350	USD	63	03/20/19	(3)
State Street	TRY	380	USD	67	03/20/19	(4)
State Street	TRY	1,000	USD	178	03/20/19	(11)
State Street	ZAR	876	USD	65	02/01/19	(1)
State Street	ZAR	5,000	USD	351	03/20/19	(24)
State Street	ZAR	7,000	USD	482	03/20/19	(43)
State Street	ZAR	10,000	USD	689	03/20/19	(61)
State Street	ZAR	10,000	USD	697	03/20/19	(53)
State Street	ZAR	15,000	USD	1,033	03/20/19	(92)
State Street	ZAR	40,000	USD	2,839	03/20/19	(162)
UBS	USD	5,467	HKD	42,590	03/20/19	(29)
UBS	USD	687	MXN	14,350	03/20/19	58
UBS	USD	1,750	ZAR	24,358	03/20/19	77
UBS	USD	11,382	ZAR	158,400	03/20/19	499
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,530

See accompanying notes which are an integral part of this quarterly report.

84 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
				Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL	15,473	Reference Entity(4)	02/13/19	—	471	471
Total Open Total Return Swap Contracts (å)						—	471	471

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$26,017	$—	$—	$—	$26,017
Bangladesh	—	11,618	—	—	11,618
Brazil	132,848	—	—	—	132,848
Cambodia	—	5,962	—	—	5,962
Canada	2,839	—	—	—	2,839
Cayman Islands	—	330	—	—	330
Chile	8,906	—	—	—	8,906
China	74,507	390,757	68	—	465,332
Colombia	1,843	—	—	—	1,843
Czech Republic	—	3,474	—	—	3,474
Egypt	2,429	15,561	—	—	17,990
France	—	5,685	—	—	5,685
Georgia	—	12,260	—	—	12,260
Germany	—	932	—	—	932
Greece	—	3,785	—	—	3,785
Guernsey	—	5,773	—	—	5,773
Hong Kong	—	79,588	1,043	—	80,631
Hungary	—	8,192	—	—	8,192
India	22,017	113,406	—	—	135,423
Indonesia	—	38,636	—	—	38,636
Ireland	2,035	—	—	—	2,035
Japan	—	2,691	—	—	2,691
Kenya	—	4,393	—	—	4,393
Kuwait	—	10,812	—	—	10,812
Luxembourg	1,943	1,747	—	—	3,690
Macao	—	2,821	—	—	2,821
Malaysia	—	10,890	—	—	10,890
Mexico	41,336	—	—	—	41,336
Netherlands	1,369	1,926	—	—	3,295
Nigeria	—	7,672	—	—	7,672
Pakistan	—	3,868	—	—	3,868
Panama	1,651	—	—	—	1,651

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 85

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Peru	8,488	—	—	—	8,488
Philippines	—	9,286	—	—	9,286
Poland	—	10,243	—	—	10,243
Romania	—	6,434	—	—	6,434
Russia	14,857	65,950	—	—	80,807
Singapore	—	4,227	—	—	4,227
South Africa	3,703	68,178	—	—	71,881
South Korea	7,793	200,355	5,821	—	213,969
Sri Lanka	—	1,210	—	—	1,210
Switzerland	—	11,807	—	—	11,807
Taiwan	33,912	132,091	—	—	166,003
Thailand	—	41,405	—	—	41,405
Togo	—	1,763	—	—	1,763
Turkey	—	23,559	—	—	23,559
Ukraine	—	4,830	—	—	4,830
United Arab Emirates	—	12,010	—	—	12,010
United Kingdom	—	8,976	—	—	8,976
United States	17,963	1,722	—	—	19,685
Vietnam	—	15,161	—	—	15,161
Preferred Stocks	26,121	8,886	—	—	35,007
Warrants & Rights	—	7,166	—	—	7,166
Short-Term Investments	—	10,872	—	33,501	44,373
Other Securities	—	—	—	42,938	42,938
Total Investments	432,577	1,388,910	6,932	76,439	1,904,858

Other Financial Instruments
Assets
Futures Contracts	6,306	—	—	—	6,306
Foreign Currency Exchange Contracts	14	4,977	—	—	4,991
Total Return Swap Contracts	—	471	—	—	471
Liabilities
Futures Contracts	(5,211)	—	—	—	(5,211)
Foreign Currency Exchange Contracts	(169)	(2,292)	—	—	(2,461)
Total Other Financial Instruments*	$940	$3,156	$—	$—	$4,096

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

86 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	165,141
Consumer Staples	99,308
Energy	171,664
Financial Services	608,254
Health Care	49,900
Materials and Processing	139,747
Producer Durables	118,315
Technology	373,657
Utilities	84,394
Warrants and Rights	7,167
Short-Term Investments	44,373
Other Securities	42,938
Total Investments	1,904,858

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 87

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Consumer Staples - 4.3%
Consumer Discretionary - 14.6%			Altria Group, Inc.	101,417	5,005
Advance Auto Parts, Inc.	9,135	1,454	Archer-Daniels-Midland Co.	70,613	3,171
Amazon. com, Inc. (Æ)	43,309	74,436	Coca-Cola Co. (The)	266,665	12,835
AutoZone, Inc. (Æ)	2,451	2,077	Colgate-Palmolive Co.	61,225	3,960
Best Buy Co. , Inc.	56,451	3,344	Constellation Brands, Inc. Class A	18,440	3,202
Capri Holdings, Ltd. (Æ)	23,412	995	CVS Health Corp.	273,566	17,932
CarMax, Inc. (Æ)	116,509	6,848	Hershey Co. (The)	4,970	527
Carnival Corp.	33,351	1,920	Keurig Dr Pepper, Inc.	14,940	407
CBS Corp. Class B	23,776	1,176	Kimberly-Clark Corp.	6,887	767
Charter Communications, Inc. Class A(Æ)	15,373	5,089	Kraft Heinz Co. (The)	22,930	1,102
Comcast Corp. Class A	424,525	15,525	Kroger Co. (The)	28,400	805
Costco Wholesale Corp.	14,398	3,090	Molson Coors Brewing Co. Class B	4,722	315
Dollar General Corp.	5,400	623	Mondelez International, Inc. Class A	674,992	31,224
Dollar Tree, Inc. (Æ)	110,786	10,727	PepsiCo, Inc.	131,961	14,868
DR Horton, Inc.	15,748	606	Philip Morris International, Inc.	175,276	13,447
eBay, Inc.	5,789	195	Procter & Gamble Co. (The)	79,241	7,644
Estee Lauder Cos. , Inc. (The) Class A	100,855	13,759	Tyson Foods, Inc. Class A	32,561	2,016
Expedia, Inc.	5,900	704	Unilever NV	237,951	12,733
Foot Locker, Inc.	40,119	2,242	Walgreens Boots Alliance, Inc.	13,767	995
Ford Motor Co.	810,830	7,135			132,955
Gap, Inc. (The)	12,206	311
General Motors Co.	66,782	2,606	Energy - 4.9%
Gildan Activewear, Inc. Class A	99,443	3,369	Anadarko Petroleum Corp.	561	27
Hilton Worldwide Holdings, Inc.	59,784	4,453	BP PLC - ADR	371,935	15,293
Home Depot, Inc. (The)	75,922	13,934	Cabot Oil & Gas Corp.	42,924	1,071
Interpublic Group of Cos. , Inc. (The)	284,151	6,464	Cenovus Energy, Inc.	557,962	4,347
Lear Corp.	63,522	9,778	Chevron Corp.	131,950	15,127
Lennar Corp. Class A	2,800	133	Concho Resources, Inc.	15,388	1,844
Lennar Corp. Class B	56	2	ConocoPhillips	137,069	9,278
Lowe's Cos. , Inc.	191,514	18,416	Core Laboratories NV	69,304	4,675
Macy's, Inc.	12,300	323	Devon Energy Corp.	11,954	319
McDonald's Corp.	16,225	2,901	Diamondback Energy, Inc.	17,799	1,835
Netflix, Inc. (Æ)	49,114	16,674	Enbridge, Inc.	16,005	586
Newell Rubbermaid, Inc.	265,865	5,639	EOG Resources, Inc.	42,759	4,242
News Corp. Class A	91,080	1,169	Exxon Mobil Corp.	194,848	14,278
Nike, Inc. Class B	225,112	18,432	Halliburton Co.	249,648	7,829
nVent Electric PLC	6,066	152	Marathon Petroleum Corp.	89,688	5,943
Omnicom Group, Inc.	125,289	9,758	Murphy Oil Corp.	37,807	1,034
O'Reilly Automotive, Inc. (Æ)	47,554	16,390	National Oilwell Varco, Inc.	229,344	6,761
PulteGroup, Inc.	44,100	1,226	Occidental Petroleum Corp.	147,301	9,837
PVH Corp.	3,783	413	PBF Energy, Inc. Class A	130,738	4,788
Ross Stores, Inc.	103,252	9,512	Phillips 66	149,157	14,231
Royal Caribbean Cruises, Ltd.	19,702	2,365	Pioneer Natural Resources Co.	26,518	3,774
Sensata Technologies Holding PLC(Æ)	212,069	10,073	Royal Dutch Shell PLC Class A - ADR	173,749	10,726
Starbucks Corp.	256,298	17,464	Schlumberger, Ltd.	148,843	6,580
Target Corp.	119,240	8,705	Valero Energy Corp.	67,827	5,957
TJX Cos. , Inc.	324,870	16,156	Williams Cos. , Inc. (The)	14,626	394
Twenty-First Century Fox, Inc. Class A	120,086	5,921			150,776
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	36,422	10,632
VF Corp.	26,000	2,188	Financial Services - 20.9%
Wal-Mart Stores, Inc.	244,089	23,391	Aflac, Inc.	79,298	3,783
Walt Disney Co. (The)	211,067	23,538	Alliance Data Systems Corp.	50,024	8,884
Whirlpool Corp.	27,328	3,635	Allstate Corp. (The)	21,011	1,846
Wyndham Destinations, Inc.	77,055	3,247	American Express Co.	143,587	14,746
Wyndham Hotels & Resorts, Inc.	77,055	3,783	American International Group, Inc.	224,131	9,689
Yum China Holdings, Inc.	29,534	1,077	American Tower Corp. (ö)	148,692	25,701
Yum! Brands, Inc.	225,640	21,206	Ameriprise Financial, Inc.	42,031	5,321
		447,381	Aon PLC	38,352	5,992
			Arthur J Gallagher & Co.	10,292	769

See accompanying notes which are an integral part of this quarterly report.

88 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AvalonBay Communities, Inc. (ö)	18,236	3,518	Torchmark Corp.	2,963	248
AXA Equitable Holdings, Inc.	382,591	7,093	Total System Services, Inc.	59,092	5,295
Axis Capital Holdings, Ltd.	75,021	4,017	Travelers Cos. , Inc. (The)	9,009	1,131
Bank of America Corp.	1,511,561	43,035	UBS Group AG(Æ)	349,807	4,533
Bank of New York Mellon Corp. (The)	16,659	872	US Bancorp	454,228	23,238
BB&T Corp.	12,341	602	Visa, Inc. Class A	289,631	39,104
Berkshire Hathaway, Inc. Class B(Æ)	153,192	31,488	Voya Financial, Inc.	197,027	9,148
BlackRock, Inc. Class A	4,909	2,038	Wells Fargo & Co.	461,866	22,590
Brighthouse Financial, Inc. (Æ)	1,474	55	Zions Bancorp NA	114,758	5,461
Capital One Financial Corp.	209,585	16,890			640,099
Cboe Global Markets, Inc.	19,744	1,842
Charles Schwab Corp. (The)	64,673	3,025	Health Care - 13.9%
Chubb, Ltd.	90,347	12,021	Abbott Laboratories	254,958	18,607
Citigroup, Inc.	286,016	18,437	AbbVie, Inc.	141,577	11,367
Citizens Financial Group, Inc.	379,112	12,859	Alexion Pharmaceuticals, Inc. (Æ)	10,608	1,304
CME Group, Inc. Class A	23,117	4,214	Align Technology, Inc. (Æ)	12,261	3,052
Comerica, Inc.	60,506	4,764	Allergan PLC	26,438	3,807
Discover Financial Services	29,578	1,996	Amgen, Inc.	53,187	9,952
E*Trade Financial Corp.	9,873	461	Anthem, Inc. (Æ)	82,090	24,873
Equinix, Inc. (Æ)(ö)	43,019	16,949	Baxter International, Inc.	15,579	1,129
Everest Re Group, Ltd.	900	197	Becton Dickinson and Co.	98,438	24,556
Fidelity National Information Services, Inc.	28,156	2,943	Biogen, Inc. (Æ)	25,679	8,571
Fifth Third Bancorp	479,171	12,851	Boston Scientific Corp. (Æ)	146,233	5,579
First Republic Bank	111,972	10,820	Bristol-Myers Squibb Co.	58,371	2,882
FleetCor Technologies, Inc. (Æ)	75,304	15,197	Cardinal Health, Inc.	133,275	6,660
Franklin Resources, Inc.	170,642	5,053	Celgene Corp. (Æ)	37,335	3,303
Goldman Sachs Group, Inc. (The)	39,107	7,744	Centene Corp. (Æ)	90,342	11,796
Hartford Financial Services Group, Inc.	77,751	3,648	Cerner Corp. (Æ)	88,688	4,870
HCP, Inc. (ö)	274,879	8,670	Cigna Corp.	99,882	19,957
Host Hotels & Resorts, Inc. (ö)	49,906	901	Eli Lilly & Co.	57,295	6,867
Huntington Bancshares, Inc.	257,308	3,407	Gilead Sciences, Inc.	104,309	7,303
Intercontinental Exchange, Inc.	163,857	12,578	Henry Schein, Inc. (Æ)	22,571	1,754
JPMorgan Chase & Co.	244,178	25,272	Humana, Inc.	24,031	7,425
KeyCorp	228,367	3,761	Intuitive Surgical, Inc. (Æ)	3,593	1,881
KKR & Co. , Inc. Class A	108,212	2,429	IQVIA Holdings, Inc. (Æ)	28,308	3,652
Lincoln National Corp.	43,122	2,522	Johnson & Johnson	277,386	36,915
Loews Corp.	191,871	9,191	Laboratory Corp. of America Holdings(Æ)	42,145	5,873
M&T Bank Corp.	19,734	3,247	McKesson Corp.	82,941	10,637
Markel Corp. (Æ)	17,909	18,867	Medtronic PLC	71,872	6,353
MasterCard, Inc. Class A	28,679	6,055	Merck & Co. , Inc.	349,639	26,024
MetLife, Inc.	235,695	10,764	Mylan NV(Æ)	244,113	7,311
Moody's Corp.	58,542	9,279	Novo Nordisk A/S - ADR	279,286	13,132
Morgan Stanley	333,157	14,093	Pfizer, Inc.	619,978	26,318
Nasdaq, Inc.	6,641	585	Quest Diagnostics, Inc.	12,639	1,104
Northern Trust Corp.	1,827	162	Regeneron Pharmaceuticals, Inc. (Æ)	43,353	18,610
PayPal Holdings, Inc. (Æ)	132,913	11,797	Sanofi - ADR	138,579	6,021
People's United Financial, Inc.	808,607	13,245	Stryker Corp.	13,945	2,476
PNC Financial Services Group, Inc. (The)	86,116	10,564	Teleflex, Inc.	51,343	14,042
Progressive Corp. (The)	97,932	6,590	Thermo Fisher Scientific, Inc.	34,905	8,575
Prologis, Inc. (ö)	18,722	1,295	UnitedHealth Group, Inc.	143,048	38,653
Prudential Financial, Inc.	7,700	709	Universal Health Services, Inc. Class B	4,417	585
Raymond James Financial, Inc.	6,917	557	Varian Medical Systems, Inc. (Æ)	18,440	2,435
Regions Financial Corp.	438,990	6,659	Vertex Pharmaceuticals, Inc. (Æ)	15,340	2,929
Simon Property Group, Inc. (ö)	4,200	765	Zimmer Biomet Holdings, Inc.	49,719	5,447
State Street Corp.	149,794	10,620	Zoetis, Inc. Class A	13,700	1,180
SunTrust Banks, Inc.	137,770	8,186			425,767
SVB Financial Group(Æ)	3,552	829
Synchrony Financial	35,464	1,065	Materials and Processing - 3.3%
T Rowe Price Group, Inc.	31,651	2,958	AdvanSix, Inc. (Æ)	13,686	433
TD Ameritrade Holding Corp.	6,600	369	Air Products & Chemicals, Inc.	1,928	317

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 89

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ball Corp.	28,448	1,487	United Continental Holdings, Inc. (Æ)	18,923	1,651
Celanese Corp. Class A	51,943	4,974	United Technologies Corp.	106,638	12,591
CRH PLC - ADR	13,895	401	Waste Management, Inc.	4,229	405
Crown Holdings, Inc. (Æ)	14,346	732	Worldpay, Inc. Class A(Æ)	7,784	650
DowDuPont, Inc.	281,313	15,137	XPO Logistics, Inc. (Æ)	114,132	6,937
Eastman Chemical Co.	26,827	2,163			275,516
Ecolab, Inc.	210,734	33,331
Ingersoll-Rand PLC	46,703	4,672	Technology - 22.1%
Ingevity Corp. (Æ)	4,417	416	Adobe, Inc. (Æ)	118,355	29,331
Linde PLC	185,777	30,284	Akamai Technologies, Inc. (Æ)	21,317	1,388
Martin Marietta Materials, Inc.	2,605	460	Allegion PLC	24,701	2,121
Masco Corp.	34,631	1,122	Alphabet, Inc. Class A(Æ)	14,200	15,988
PPG Industries, Inc.	4,260	449	Alphabet, Inc. Class C(Æ)	54,810	61,188
Rio Tinto PLC - ADR	37,916	2,134	Amphenol Corp. Class A	55,330	4,865
Versum Materials, Inc.	1,866	69	Analog Devices, Inc.	146,103	14,444
Westrock Co.	26,503	1,079	Apple, Inc.	446,536	74,322
		99,660	Applied Materials, Inc.	84,283	3,294
			Autodesk, Inc. (Æ)	106,523	15,680
Producer Durables - 9.0%			Booking Holdings, Inc. (Æ)	5,043	9,243
3M Co.	6,395	1,281	Broadcom, Inc.	42,023	11,273
Accenture PLC Class A	43,472	6,675	CDK Global Inc.	996	49
Aptiv PLC	17,118	1,355	Cisco Systems, Inc.	418,894	19,809
Automatic Data Processing, Inc.	128,973	18,035	Citrix Systems, Inc.	9,099	933
Avery Dennison Corp.	13,672	1,428	Cognizant Technology Solutions Corp. Class
Boeing Co. (The)	1,716	662	A	146,883	10,235
Caterpillar, Inc.	23,473	3,126	Corning, Inc.	140,804	4,683
CSX Corp.	63,100	4,146	Dell Technologies, Inc. Class C(Æ)	66,958	3,253
Danaher Corp.	8,637	958	DXC Technology Co.	21,389	1,371
Deere & Co.	12,783	2,096	Electronic Arts, Inc. (Æ)	97,345	8,979
Delta Air Lines, Inc.	89,351	4,417	F5 Networks, Inc. (Æ)	42,303	6,809
Dover Corp.	97,895	8,598	Facebook, Inc. Class A(Æ)	302,052	50,349
Eaton Corp. PLC	29,240	2,230	Hewlett Packard Enterprise Co.	751,984	11,723
Emerson Electric Co.	13,090	857	HP, Inc. (Æ)	352,152	7,758
Expeditors International of Washington, Inc.	11,258	780	Intel Corp.	280,475	13,216
FedEx Corp.	1,662	295	International Business Machines Corp.	70,127	9,426
Flir Systems, Inc.	134,808	6,589	Intuit, Inc.	101,759	21,962
Fortive Corp.	123,468	9,259	Juniper Networks, Inc.	334,394	8,674
Garrett Motion, Inc. (Æ)	24,755	395	KLA-Tencor Corp.	5,800	618
General Dynamics Corp.	40,544	6,940	Lam Research Corp.	32,264	5,471
General Electric Co.	887,265	9,015	Microchip Technology, Inc.	184,316	14,813
Honeywell International, Inc.	247,555	35,555	Micron Technology, Inc. (Æ)	166,926	6,380
Illinois Tool Works, Inc.	1,831	251	Microsoft Corp.	807,085	84,285
JB Hunt Transport Services, Inc.	15,554	1,665	Motorola Solutions, Inc.	101,101	11,820
Johnson Controls International PLC(Æ)	259,450	8,762	NVIDIA Corp.	11,947	1,717
Kansas City Southern	70,675	7,474	NXP Semiconductors NV	1	—
L3 Technologies, Inc.	8,688	1,710	Oracle Corp.	679,470	34,130
Lockheed Martin Corp.	1,670	484	Perspecta, Inc.	10,694	214
Mettler-Toledo International, Inc. (Æ)	24,329	15,526	Qorvo, Inc. (Æ)	91,592	5,986
Norfolk Southern Corp.	47,738	8,008	QUALCOMM, Inc.	163,114	8,077
Northrop Grumman Corp.	19,951	5,497	Red Hat, Inc. (Æ)	81,267	14,453
PACCAR, Inc.	46,767	3,064	Resideo Technologies, Inc. (Æ)	41,259	905
Parker-Hannifin Corp.	800	132	Salesforce. com, Inc. (Æ)	151,694	23,053
Pentair PLC	6,066	250	SAP SE - ADR	59,771	6,182
Raytheon Co.	72,719	11,981	Seagate Technology PLC	20,124	891
Roper Technologies, Inc.	48,171	13,645	Skyworks Solutions, Inc.	59,077	4,315
Southwest Airlines Co.	180,729	10,258	Synopsys, Inc. (Æ)	19,662	1,835
Stanley Black & Decker, Inc.	147,705	18,675	TE Connectivity, Ltd.	119,961	9,711
TopBuild Corp. (Æ)	3,805	201	Texas Instruments, Inc.	98,186	9,885
TransDigm Group, Inc. (Æ)	30,454	11,908	VeriSign, Inc. (Æ)	26,378	4,465
Union Pacific Corp.	57,199	9,099	Western Digital Corp.	487	22

See accompanying notes which are an integral part of this quarterly report.

90 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Xilinx, Inc.	38,055	4,260
		675,854

Utilities - 3.5%
American Electric Power Co. , Inc.	26,048	2,061
AT&T, Inc.	532,280	16,000
California Resources Corp. (Æ)	1,158	23
Cheniere Energy, Inc. (Æ)	5,800	381
CMS Energy Corp.	37,178	1,938
Dominion Energy, Inc.	117,899	8,281
Duke Energy Corp.	16,508	1,449
Edison International	150,227	8,558
Entergy Corp.	119,535	10,661
Exelon Corp.	498,536	23,811
NextEra Energy, Inc.	52,989	9,484
NiSource, Inc.	38,538	1,051
Sempra Energy	14,900	1,743
Southern Co. (The)	159	8
T-Mobile US, Inc. (Æ)	28,544	1,987
Verizon Communications, Inc.	321,145	17,683
Xcel Energy, Inc.	52,786	2,764
		107,883

Total Common Stocks
(cost $2,087,094)		2,955,891

Short-Term Investments - 3.3%
U. S. Cash Management Fund (@)	101,187,977(8)	101,208
Total Short-Term Investments
(cost $101,184)		101,208

Total Investments 99.8%
(identified cost $2,188,278)		3,057,099

Other Assets and Liabilities, Net
- 0.2%		5,482
Net Assets - 100.0%		3,062,581

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 91

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$447,381	$—	$—	$—	$447,381
Consumer Staples	132,955	—	—	—	132,955
Energy	150,776	—	—	—	150,776
Financial Services	640,099	—	—	—	640,099
Health Care	425,767	—	—	—	425,767
Materials and Processing	99,660	—	—	—	99,660
Producer Durables	275,516	—	—	—	275,516
Technology	675,854	—	—	—	675,854
Utilities	107,883	—	—	—	107,883
Short-Term Investments	—	—	—	101,208	101,208
Total Investments	$2,955,891	$—	$—	$101,208	$3,057,099

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

92 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.9%			Liberty Braves Group Class C(Æ)	45,066	1,215
Consumer Discretionary - 14.4%			Liberty SiriusXM Group Class C(Æ)	38,566	1,541
1-800-Flowers. com, Inc. Class A(Æ)	14,360	229	Lifetime Brands, Inc.	11,498	112
Aaron's, Inc. Class A	5,967	299	Lithia Motors, Inc. Class A	8,395	747
American Axle & Manufacturing Holdings,			LKQ Corp. (Æ)	63,022	1,652
Inc. (Æ)	8,987	133	Matthews International Corp. Class A	11,725	522
Aramark	13,373	441	Monro Muffler Brake, Inc.	28,154	2,017
Barnes & Noble Education, Inc. (Æ)	56,098	321	Murphy USA, Inc. (Æ)	1,877	138
Bassett Furniture Industries, Inc.	25,651	489	National Presto Industries, Inc.	425	51
Beazer Homes USA, Inc. (Æ)	83,830	1,050	Nutrisystem, Inc.	5,461	237
Big Lots, Inc.	62,261	1,964	nVent Electric PLC	48,143	1,204
Bloomin' Brands, Inc.	31,890	588	NVR, Inc. (Æ)	62	165
Boot Barn Holdings, Inc. (Æ)	39,491	925	Ollie's Bargain Outlet Holdings, Inc. (Æ)	48,422	3,785
Brinker International, Inc. (Ñ)	5,264	213	Oxford Industries, Inc.	8,339	639
Buckle, Inc. (The)(Ñ)	20,358	354	Polaris Industries, Inc.	2,411	202
Burlington Stores, Inc. (Æ)	14,503	2,490	Pool Corp.	18,158	2,722
Cable One, Inc.	1,352	1,196	PulteGroup, Inc.	19,780	550
Caesars Entertainment Corp. (Æ)(Ñ)	46,887	429	Qurate Retail, Inc. Class A(Æ)	78,921	1,716
Callaway Golf Co.	14,281	233	Ralph Lauren Corp. Class A	28,453	3,304
Capri Holdings, Ltd. (Æ)	10,939	465	Red Robin Gourmet Burgers, Inc. (Æ)	2,684	86
Carter's, Inc.	8,753	726	REV Group, Inc. (Ñ)	41,346	344
Cheesecake Factory, Inc. (The)(Ñ)	49,170	2,207	Saga Communications, Inc. Class A	1,293	44
Chegg, Inc. (Æ)	37,464	1,319	Scholastic Corp.	30,189	1,259
Chico's FAS, Inc.	10,882	63	Service Corp. International	22,361	960
Cimpress NV(Æ)	544	45	ServiceMaster Global Holdings, Inc. (Æ)	41,112	1,603
Cinemark Holdings, Inc.	7,787	319	Shoe Carnival, Inc. (Ñ)	6,564	242
Columbia Sportswear Co.	798	71	Shutterfly, Inc. (Æ)	17,230	792
Cooper Tire & Rubber Co.	35,932	1,265	Signet Jewelers, Ltd.	1,000	24
CSS Industries, Inc.	11,162	97	Skechers U. S. A. , Inc. Class A(Æ)	73,296	1,991
Dana Holding Corp.	50,523	890	Standard Motor Products, Inc.	5,403	266
Deckers Outdoor Corp. (Æ)	10,198	1,310	Strategic Eduation, Inc. (Æ)	18,740	2,050
Del Frisco's Restaurant Group, Inc. (Æ)	88,657	702	TEGNA, Inc.	6,655	78
Dine Brands Global, Inc.	22,666	1,729	Tenneco, Inc. Class A	17,840	619
Domino's Pizza, Inc.	7,308	2,073	Thor Industries, Inc.	5,090	331
Dorman Products, Inc. (Æ)	22,824	1,962	Toll Brothers, Inc.	31,686	1,170
DSW, Inc. Class A	46,952	1,279	Tractor Supply Co.	10,628	908
Duluth Holdings, Inc. Class B(Æ)(Ñ)	51,345	1,226	Tribune Publishing Co. (Æ)	71,569	857
Eldorado Resorts, Inc. (Æ)	79,622	3,712	Tupperware Brands Corp.	2,897	79
Ethan Allen Interiors, Inc.	5,922	112	Urban Outfitters, Inc. (Æ)	23,046	744
Expedia, Inc.	15,487	1,847	Vail Resorts, Inc.	589	111
First Cash Financial Services, Inc.	15,685	1,293	Vera Bradley, Inc. (Æ)	37,971	340
Five Below, Inc. (Æ)	35,330	4,371	WABCO Holdings, Inc. (Æ)	3,472	397
Flexsteel Industries, Inc.	21,422	535	William Lyon Homes Class A(Æ)	40,946	543
Fortress Transportation & Infrastructure			Wyndham Destinations, Inc.	12,502	527
Investors LLC	83,177	1,227	Wyndham Hotels & Resorts, Inc.	55,377	2,718
Fortune Brands Home & Security, Inc.	10,655	483			96,564
Gannett Co. , Inc.	3,383	37
Gentex Corp.	12,980	275	Consumer Staples - 3.4%
Gentherm, Inc. (Æ)	63,031	2,683	Andersons, Inc. (The)	1,780	62
Goodyear Tire & Rubber Co. (The)	11,196	237	Calavo Growers, Inc. (Ñ)	11,670	949
Graham Holdings Co. Class B	599	398	Casey's General Stores, Inc.	17,162	2,208
Grand Canyon Education, Inc. (Æ)	31,749	2,951	Church & Dwight Co. , Inc.	11,478	742
Guess?, Inc.	19,942	389	Core-Mark Holding Co. , Inc.	22,805	636
H&R Block, Inc.	13,659	322	Energizer Holdings, Inc. (Æ)	61,463	2,794
Hamilton Beach Brands Holding Co. Class A	29,718	777	Fresh Del Monte Produce, Inc.	23,722	759
Interpublic Group of Cos. , Inc. (The)	21,927	499	Hain Celestial Group, Inc. (The)(Æ)	78,029	1,430
J Alexander's Holdings, Inc. (Æ)	72,079	620	Herbalife Nutrition, Ltd. (Æ)	2,492	149
Jack in the Box, Inc.	27,593	2,234	Ingredion, Inc.	12,661	1,253
John Wiley & Sons, Inc. Class A	3,050	158	J&J Snack Foods Corp.	4,442	686
Lear Corp.	4,549	700	JM Smucker Co. (The)	324	34

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 93

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Lancaster Colony Corp.	8,002	1,273	Apartment Investment & Management Co.
Medifast, Inc.	7,437	946	Class A(ö)	7,894	391
MGP Ingredients, Inc. (Ñ)	5,280	379	Argo Group International Holdings, Ltd.	33,529	2,238
Nature's Sunshine Products, Inc. (Æ)	1,921	15	Arthur J Gallagher & Co.	4,489	335
Nomad Foods, Ltd. (Æ)	103,406	1,895	Aspen Insurance Holdings, Ltd.	7,130	298
Nu Skin Enterprises, Inc. Class A	2,533	166	Assurant, Inc.	5,539	534
PetMed Express, Inc. (Ñ)	17,579	416	Assured Guaranty, Ltd.	12,463	506
Pilgrim's Pride Corp. (Æ)	80,245	1,626	Athene Holding, Ltd. Class A(Æ)	29,567	1,268
Post Holdings, Inc. (Æ)	5,407	502	Axis Capital Holdings, Ltd.	5,244	281
Sanderson Farms, Inc. (Ñ)	16,357	2,014	Axos Financial, Inc. (Æ)	34,223	1,039
Seaboard Corp.	3	12	Banco Latinoamericano de Comercio Exterior
Spectrum Brands Holdings, Inc.	11,128	622	SA Class E	6,718	126
Tyson Foods, Inc. Class A	15,683	971	Bancorp, Inc. (The)(Æ)	39,748	337
Universal Corp.	3,061	177	BancorpSouth Bank	50,571	1,476
Vector Group, Ltd.	143	2	Bank OZK	11,840	359
		22,718	BankUnited, Inc.	46,760	1,581
			Brighthouse Financial, Inc. (Æ)	24,624	919
Energy - 2.3%			Brixmor Property Group, Inc. (ö)	17,882	306
Algonquin Power & Utilities Corp.	121,867	1,345	Broadridge Financial Solutions, Inc.	9,174	925
Arch Coal, Inc. Class A	9,629	849	Brown & Brown, Inc.	3,441	93
Cabot Oil & Gas Corp.	22,661	565	Cadence Bancorp	59,602	1,118
Concho Resources, Inc.	15,174	1,818	Camden Property Trust (ö)	3,242	314
CONSOL Energy, Inc. (Æ)	13,056	464	Cannae Holdings, Inc. (Æ)	92,698	1,793
Diamondback Energy, Inc.	11,506	1,186	Capitol Federal Financial, Inc.	15,238	196
First Solar, Inc. (Æ)	4,127	209	Capstead Mortgage Corp. (ö)	25,262	186
Gulfport Energy Corp. (Æ)	97,602	819	Cboe Global Markets, Inc.	3,885	362
Helmerich & Payne, Inc.	4,679	262	Cedar Realty Trust, Inc. (ö)	19,365	68
KLX Energy Services Holdings, Inc. (Æ)	19,503	508	CenterState Bank Corp.	62,231	1,543
McDermott International, Inc. (Æ)	30,761	271	Central Pacific Financial Corp.	8,782	251
Oil States International, Inc. (Æ)	2,537	44	Chimera Investment Corp. (ö)	14,216	271
Parsley Energy, Inc. Class A(Æ)	87,088	1,618	CNO Financial Group, Inc.	117,468	2,100
PBF Energy, Inc. Class A	36,045	1,320	Cohen & Steers, Inc.	13,215	497
Phillips 66 Partners, LP	10,835	531	Collectors Universe, Inc.	8,101	109
Range Resources Corp. (Ñ)	86,631	956	Colony Capital, Inc. (ö)	5,242	32
REX American Resources Corp. (Æ)	11,703	854	Columbia Banking System, Inc.	34,327	1,262
Ring Energy, Inc. (Æ)	120,403	708	Columbia Financial, Inc. (Æ)	73,775	1,093
Southwestern Energy Co. (Æ)	3,395	15	Commerce Bancshares, Inc.	4,954	296
SRC Energy, Inc. (Æ)	105,195	518	Community Bank System, Inc.	28,319	1,698
SunCoke Energy, Inc.	51,597	580	Community Financial Corp. (The)	21,872	646
US Silica Holdings, Inc. (Ñ)	2,260	30	CoreCivic, Inc. (Æ)	5,353	106
WPX Energy, Inc. (Æ)	14,097	173	CoreSite Realty Corp. Class A(ö)	7,340	725
		15,643	County Bancorp, Inc.	11,578	198
			Cowen Group, Inc. Class A(Æ)	22,540	364
Financial Services - 25.9%			Cullen/Frost Bankers, Inc.	3,615	352
Affiliated Managers Group, Inc.	7,845	823	CVB Financial Corp.	10,947	240
AG Mortgage Investment Trust, Inc. (ö)	2,226	40	CyrusOne, Inc. (ö)	15,218	825
AGNC Investment Corp. (Æ)	26,987	483	Diamond Hill Investment Group, Inc.	1,218	189
Alexandria Real Estate Equities, Inc. (ö)	6,491	855	Donegal Group, Inc. Class A	3,933	52
Alleghany Corp.	1,211	765	Duke Realty Corp. (ö)	62,146	1,817
Alliance Data Systems Corp.	2,070	368	Dun & Bradstreet Corp. (The)	17,102	2,475
Ally Financial, Inc.	91,276	2,379	Dynex Capital, Inc. (ö)	117,221	706
American Campus Communities, Inc. (ö)	7,663	353	E*Trade Financial Corp.	12,782	596
American Equity Investment Life Holding			Eagle Bancorp, Inc. (Æ)	3,504	192
Co.	103,357	3,237	East West Bancorp, Inc.	9,666	486
American Financial Group, Inc.	4,297	410	Eaton Vance Corp.	4,476	172
American Homes 4 Rent Class A(ö)	9,689	214	Ellington Residential Mortgage (Ñ)(ö)	23,502	274
American National Insurance Co.	1,564	218	Enova International, Inc. (Æ)	30,176	696
Annaly Capital Management, Inc. (ö)	1	—	Enstar Group, Ltd. (Æ)	743	132
Anworth Mortgage Asset Corp. (ö)	6,297	28	Enterprise Bancorp, Inc.	6,898	223
			EPR Properties (ö)	4,013	293

See accompanying notes which are an integral part of this quarterly report.

94 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Equity Commonwealth(ö)	5,469	177	MarketAxess Holdings, Inc.	4,731	1,016
Equity LifeStyle Properties, Inc. Class A(ö)	1,461	155	MB Financial, Inc.	9,836	437
Erie Indemnity Co. Class A	4,852	710	Medical Properties Trust, Inc. (ö)	24,356	443
Essent Group, Ltd. (Æ)	8,154	324	MFA Financial, Inc. (ö)	47,040	345
Euronet Worldwide, Inc. (Æ)	11,467	1,319	MGIC Investment Corp. (Æ)	182,545	2,278
Evercore, Inc. Class A	5,318	476	Mid-America Apartment Communities, Inc.
Everest Re Group, Ltd.	1,701	373	(ö)	17,247	1,747
FactSet Research Systems, Inc.	4,286	937	MSCI, Inc. Class A	20,585	3,505
Fair Isaac Corp. (Æ)	15,352	3,457	National General Holdings Corp.	78,182	1,888
Federal Agricultural Mortgage Corp. Class C	8,229	582	National Health Investors, Inc. (ö)	9,338	778
Federated Investors, Inc. Class B	10,124	265	National Retail Properties, Inc. (ö)	7,639	403
Financial Institutions, Inc.	2,386	64	National Western Life Group, Inc. Class A	1,877	569
First American Financial Corp.	12,024	602	Navigators Group, Inc. (The)	5,082	355
First Business Financial Services, Inc.	15,818	327	New York Community Bancorp, Inc. (Ñ)	62,717	729
First Commonwealth Financial Corp.	97,625	1,328	NMI Holdings, Inc. Class A(Æ)	16,503	363
First Financial Bancorp	42,154	1,110	Northwest Bancshares, Inc.	8,090	143
First Financial Corp.	4,404	183	OFG Bancorp	156,250	3,028
First Hawaiian, Inc.	8,276	213	Old National Bancorp	27,918	451
First Industrial Realty Trust, Inc. (ö)	90,342	2,956	Orchid Island Capital, Inc. (Ñ)(ö)	36,793	255
First Midwest Bancorp, Inc.	7,424	164	Oritani Financial Corp.	8,387	141
First Northwest Bancorp	16,316	249	PacWest Bancorp	26,097	1,007
First of Long Island Corp. (The)	24,839	515	Park Hotels & Resorts, Inc. (ö)	100,209	3,013
First Republic Bank	29,628	2,863	Pebblebrook Hotel Trust (Ñ)(ö)	35,569	1,140
Flushing Financial Corp.	2,461	55	Penns Woods Bancorp, Inc.	2,801	99
FNB Corp.	194,793	2,269	People's Utah Bancorp	5,621	165
Four Corners Property Trust, Inc. (ö)	7,233	204	Popular, Inc.	31,311	1,710
Fulton Financial Corp.	17,139	275	Potlatch Corp. (ö)	9,215	340
Gaming and Leisure Properties, Inc. (ö)	10,931	410	PRA Group, Inc. (Æ)(Ñ)	30,511	900
Genworth Financial, Inc. Class A(Æ)	108,399	525	Primerica, Inc.	2,921	328
GEO Group, Inc. (The)(ö)	7,727	174	ProAssurance Corp.	5,796	247
Glacier Bancorp, Inc.	37,575	1,585	Prologis, Inc. (ö)	39,772	2,751
Great Western Bancorp, Inc.	43,595	1,538	Prosperity Bancshares, Inc.	16,872	1,200
Green Dot Corp. Class A(Æ)	20,190	1,494	PS Business Parks, Inc. (ö)	3,323	482
Greenhill & Co. , Inc. (Ñ)	41,617	1,043	Radian Group, Inc.	48,956	942
Hanmi Financial Corp.	874	19	Rayonier, Inc. (ö)	14,986	456
Hanover Insurance Group, Inc. (The)	41,111	4,688	Redwood Trust, Inc. (ö)	12,427	200
Healthcare Realty Trust, Inc. (ö)	47,094	1,521	Regency Centers Corp. (ö)	3,302	215
Healthcare Trust of America, Inc. Class A(ö)	11,235	319	Reinsurance Group of America, Inc. Class A	2,529	365
Highwoods Properties, Inc. (ö)	3,198	142	RenaissanceRe Holdings, Ltd.	582	80
Hilltop Holdings, Inc.	11,471	211	Retail Opportunity Investments Corp. (ö)	34,476	606
Home BancShares, Inc.	34,941	640	Retail Properties of America, Inc. Class A(ö)	107,248	1,356
Host Hotels & Resorts, Inc. (ö)	43,294	782	RMR Group, Inc. (The) Class A	7,070	467
Houlihan Lokey, Inc. Class A	15,496	686	Ryman Hospitality Properties, Inc. (ö)	12,174	978
Iberiabank Corp.	5,623	416	Sabra Health Care, Inc. (ö)	41,347	849
Independence Realty Trust, Inc. (ö)	92,943	971	Sandy Spring Bancorp, Inc.	26,914	878
Independent Bank Group, Inc.	26,222	1,383	SEI Investments Co.	6,671	317
Invesco Mortgage Capital, Inc. (ö)	37,608	606	Selective Insurance Group, Inc.	75,450	4,596
Investors Bancorp, Inc.	12,719	154	ServisFirst Bancshares, Inc.	764	26
Iron Mountain, Inc. (ö)	3,548	132	Signature Bank	11,107	1,414
iStar, Inc. (ö)	16,287	156	SLM Corp.	75,562	809
Jack Henry & Associates, Inc.	8,566	1,144	South State Corp.	15,125	1,004
JBG Smith Properties (ö)	27,674	1,070	STAG Industrial, Inc. (ö)	32,240	889
Kearny Financial Corp.	143,665	1,845	Starwood Property Trust, Inc. (ö)	20,167	445
Kennedy-Wilson Holdings, Inc.	32,632	652	Sterling Bancorp	86,536	1,665
KeyCorp	103,243	1,700	Sun Communities, Inc. (ö)	25,450	2,797
Kilroy Realty Corp. (ö)	3,359	237	SVB Financial Group(Æ)	17,017	3,971
Lamar Advertising Co. Class A(ö)	6,141	457	Synovus Financial Corp.	943	33
Lazard, Ltd. Class A	16,058	639	Tanger Factory Outlet Centers, Inc. (ö)	6,701	152
LendingTree, Inc. (Æ)(Ñ)	6,039	1,790	Territorial Bancorp, Inc.	5,538	153
Life Storage, Inc. (Æ)(ö)	4,997	491	Torchmark Corp.	4,088	342

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 95

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Towne Bank	27,988	727	Repligen Corp. (Æ)	17,274	985
TriState Capital Holdings, Inc. (Æ)	3,143	64	ResMed, Inc.	9,560	910
Two Harbors Investment Corp. (ö)	12,627	184	Retrophin, Inc. (Æ)	3,745	81
Two River Bancorp	44,771	722	Sarepta Therapeutics, Inc. (Æ)(Ñ)	13,002	1,816
UMB Financial Corp.	21,129	1,360	Seattle Genetics, Inc. (Æ)	4,553	348
Umpqua Holdings Corp.	126,500	2,237	Steris PLC	27,421	3,128
United Bankshares, Inc.	9,250	327	Teleflex, Inc.	345	94
United Community Banks, Inc.	60,617	1,559	Triple-S Management Corp. Class B(Æ)	11,748	237
Universal Insurance Holdings, Inc.	8,695	328	US Physical Therapy, Inc.	24,084	2,550
Univest Corp. of Pennsylvania	3,857	91	Utah Medical Products, Inc.	6,696	629
Voya Financial, Inc.	75,748	3,517	Varian Medical Systems, Inc. (Æ)	6,007	793
Waddell & Reed Financial, Inc. Class A(Ñ)	13,770	236	Veeva Systems, Inc. Class A(Æ)	6,119	667
Waterstone Financial, Inc.	1,079	17	WellCare Health Plans, Inc. (Æ)	12,390	3,426
Webster Financial Corp.	30,614	1,650	West Pharmaceutical Services, Inc.	7,509	813
World Acceptance Corp. (Æ)	5,306	550	Zimmer Biomet Holdings, Inc.	9,266	1,015
WR Berkley Corp.	3,831	295			70,639
WSFS Financial Corp.	8,031	339
Zions Bancorp NA	26,170	1,245	Materials and Processing - 6.7%
		173,614	A. Schulman, Inc. (Æ)(Š)	14,859	28
			AAON, Inc.	11,226	415
Health Care - 10.5%			Agnico-Eagle Mines, Ltd.	48,806	2,127
Acadia Healthcare Co. , Inc. (Æ)	1,098	30	Apogee Enterprises, Inc.	35,865	1,222
Align Technology, Inc. (Æ)	11,720	2,918	Armstrong Flooring, Inc. (Æ)	32,775	443
Allscripts Healthcare Solutions, Inc. (Æ)	26,630	314	Ashland Global Holdings, Inc.	2,458	187
Athenahealth, Inc. (Æ)	5,352	721	Balchem Corp.	20,807	1,727
Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	564	Barrick Gold Corp.	64,188	860
Bio-Techne Corp. (Æ)	19,172	3,345	Belden, Inc.	3,675	197
BioTelemetry, Inc. (Æ)	95,303	6,845	Cabot Microelectronics Corp.	8,305	846
Cambrex Corp. (Æ)	24,501	1,069	Carpenter Technology Corp.	15,386	727
Cantel Medical Corp.	15,277	1,244	Century Aluminum Co. (Æ)	71,706	660
Charles River Laboratories International,			CF Industries Holdings, Inc.	24,055	1,050
Inc. (Æ)	7,982	983	Commercial Metals Co.	46,506	812
Chemed Corp.	4,665	1,390	Compass Minerals International, Inc.	5,721	299
Cooper Cos. , Inc. (The)	2,058	574	Core Molding Technologies, Inc.	77,530	675
CorVel Corp. (Æ)	5,340	334	Crown Holdings, Inc. (Æ)	5,723	292
DexCom, Inc. (Æ)	7,077	998	Eagle Materials, Inc.	8,920	633
Encompass Health Corp. (Æ)	13,779	921	Element Solutions Inc. (Æ)	158,990	1,787
Ensign Group, Inc. (The)	29,828	1,300	GCP Applied Technologies, Inc. (Æ)	39,690	1,000
Exact Sciences Corp. (Æ)	8,202	739	Global Brass & Copper Holdings, Inc.	16,735	506
Haemonetics Corp. (Æ)	20,950	2,072	Hexcel Corp.	1,255	85
Henry Schein, Inc. (Æ)	16,465	1,279	Ingevity Corp. (Æ)	3,946	371
Icon PLC(Æ)	19,805	2,770	Innospec, Inc.	4,161	292
ICU Medical, Inc. (Æ)	264	66	Interface, Inc. Class A	33,688	553
Integra LifeSciences Holdings Corp. (Æ)	43,923	2,080	International Flavors & Fragrances, Inc.	2,424	344
Ionis Pharmaceuticals, Inc. (Æ)	7,245	420	ITT, Inc.	39,309	2,066
LHC Group, Inc. (Æ)	42,474	4,491	KAR Auction Services, Inc.	23,734	1,234
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	12,646	1,493	LB Foster Co. Class A(Æ)	5,089	91
Magellan Health, Inc. (Æ)	6,268	408	Lennox International, Inc.	3,222	739
Medidata Solutions, Inc. (Æ)	18,091	1,284	Masco Corp.	11,086	359
MEDNAX, Inc. (Æ)	4,820	174	Minerals Technologies, Inc.	21,553	1,262
Molina Healthcare, Inc. (Æ)	4,848	645	Mueller Water Products, Inc. Class A	100,141	989
NeoGenomics, Inc. (Æ)	108,494	1,803	NewMarket Corp.	1,978	793
Neurocrine Biosciences, Inc. (Æ)	5,202	459	NN, Inc.	95,270	870
NextGen Healthcare, Inc. (Æ)	2,976	53	Owens Corning	5,007	262
Omnicell, Inc. (Æ)	52,873	3,444	Owens-Illinois, Inc.	79,470	1,595
PRA Health Sciences, Inc. (Æ)	20,317	2,153	Packaging Corp. of America	4,726	446
Premier, Inc. Class A(Æ)	24,476	974	PolyOne Corp.	6,686	216
Prestige Brands Holdings, Inc. (Æ)	5,321	148	Quaker Chemical Corp.	3,071	628
PTC Therapeutics, Inc. (Æ)	9,522	296	Rayonier Advanced Materials, Inc.	114,259	1,654
Quest Diagnostics, Inc.	26,858	2,346	RBC Bearings, Inc. (Æ)	1,937	270

See accompanying notes which are an integral part of this quarterly report.

96 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Reliance Steel & Aluminum Co.	4,945	405	ExlService Holdings, Inc. (Æ)	4,894	281
Royal Gold, Inc.	6,994	611	Exponent, Inc.	892	45
RPM International, Inc.	6,601	377	Flir Systems, Inc.	21,187	1,036
Schweitzer-Mauduit International, Inc.	2,050	66	Flowserve Corp.	7,313	322
Sensient Technologies Corp.	12,567	789	Fluor Corp.	9,218	337
Sonoco Products Co.	3,919	226	Forward Air Corp.	3,832	224
Steel Dynamics, Inc.	7,194	263	Franklin Electric Co. , Inc.	24,410	1,166
Tahoe Resources, Inc. (Æ)	216,267	820	FTI Consulting, Inc. (Æ)	2,997	205
Timken Co. (The)	7,203	307	Gencor Industries, Inc. (Æ)	55,511	769
Trex Co. , Inc. (Æ)	1,850	129	Genesee & Wyoming, Inc. Class A(Æ)	10,257	805
Trinseo SA	12,619	619	Graco, Inc.	4,371	189
Unifi, Inc. (Æ)	289	6	Greenbrier Cos. , Inc.	24,147	1,024
United States Steel Corp.	46,680	1,052	Hawaiian Holdings, Inc.	4,002	128
Universal Forest Products, Inc.	7,875	243	Healthcare Services Group, Inc. (Ñ)	63,955	2,790
Valhi, Inc.	112,564	375	HEICO Corp.	27,612	2,333
Valvoline, Inc.	119,649	2,645	Herman Miller, Inc.	22,678	776
Versum Materials, Inc.	57,897	2,129	HNI Corp.	4,654	181
Vulcan Materials Co.	13,817	1,405	Hubbell, Inc. Class B	3,860	422
Watsco, Inc.	4,901	723	Huntington Ingalls Industries, Inc.	3,007	621
WR Grace & Co.	2,986	212	Hyster-Yale Materials Handling, Inc.	11,711	815
		45,014	ICF International, Inc.	9,646	636
			IDEX Corp.	2,087	288
Producer Durables - 14.5%			Insperity, Inc.	1,176	125
ACCO Brands Corp.	125,544	1,109	Jacobs Engineering Group, Inc.	8,389	544
AECOM(Æ)	51,723	1,583	JetBlue Airways Corp. (Æ)	61,009	1,098
AGCO Corp.	5,426	348	John Bean Technologies Corp.	323	26
Air Lease Corp. Class A	7,726	293	Kennametal, Inc.	7,690	289
Aircastle, Ltd.	40,038	834	Keysight Technologies, Inc. (Æ)	29,870	2,211
Alamo Group, Inc.	5,697	491	Kimball International, Inc. Class B	31,936	451
Alaska Air Group, Inc.	7,582	485	Kirby Corp. (Æ)	20,475	1,534
Allied Motion Technologies, Inc.	8,306	350	Knight-Swift Transportation Holdings, Inc.
Allison Transmission Holdings, Inc. Class A	31,969	1,556	(Æ)(Ñ)	9,433	299
Altra Industrial Motion Corp.	20,568	630	Knoll, Inc.	34,980	705
AO Smith Corp.	22,536	1,079	Korn/Ferry International	32,136	1,465
Apergy Corp. (Æ)	22,133	744	Littelfuse, Inc.	12,614	2,217
Applied Industrial Technologies, Inc.	4,000	236	Lydall, Inc. (Æ)	13,458	357
ArcBest Corp.	32,686	1,230	MAXIMUS, Inc.	30,169	2,116
Arcosa, Inc.	13,664	402	Middleby Corp. (Æ)(Ñ)	6,648	782
ASGN, Inc. (Æ)	6,426	405	Modine Manufacturing Co. (Æ)	102,045	1,493
Astec Industries, Inc.	8,775	325	MSC Industrial Direct Co. , Inc. Class A	6,490	542
Atlas Air Worldwide Holdings, Inc. (Æ)	32,800	1,746	National Instruments Corp.	6,580	291
Avery Dennison Corp.	4,784	500	Navigant Consulting, Inc.	8,155	211
Babcock & Wilcox Co. (The) Class W(Æ)	64,981	3,016	Nordson Corp.	8,976	1,164
Badger Meter, Inc.	16,476	870	NV5 Global, Inc. (Æ)	27,189	1,924
Barnes Group, Inc.	28,739	1,698	Pentair PLC	23,469	967
Booz Allen Hamilton Holding Corp. Class A	9,028	444	Progressive Waste Solutions, Ltd.	7,312	611
Brady Corp. Class A	48,416	2,165	Proto Labs, Inc. (Æ)	8,132	1,010
Brink's Co. (The)	17,173	1,272	Quanta Services, Inc.	27,998	989
Carlisle Cos. , Inc.	3,258	351	Regal Beloit Corp.	4,460	342
Colfax Corp. (Æ)	2,245	56	Robert Half International, Inc.	4,436	286
CoStar Group, Inc. (Æ)	10,152	3,967	Rollins, Inc.	1,225	46
Crane Co.	6,145	509	Rush Enterprises, Inc. Class A	41,418	1,584
Dycom Industries, Inc. (Æ)	17,528	1,017	Ryder System, Inc.	13,264	768
Echo Global Logistics, Inc. (Æ)	48,039	1,141	Saia, Inc. (Æ)	28,441	1,706
Electronics For Imaging, Inc. (Æ)	4,867	129	Ship Finance International, Ltd.	3,931	48
EMCOR Group, Inc.	6,614	431	Snap-on, Inc.	8,053	1,337
Ennis, Inc.	9,292	184	Spirit AeroSystems Holdings, Inc. Class A	4,571	381
EnPro Industries, Inc.	15,602	1,030	SPX Corp. (Æ)	58,231	1,732
ESCO Technologies, Inc.	40,946	2,666	Teledyne Technologies, Inc. (Æ)	425	95
Esterline Technologies Corp. (Æ)	2,592	315	Terex Corp.	4,352	134

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 97

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Tetra Tech, Inc.	4,369	241	InterXion Holding NV(Æ)	24,825	1,491
Textainer Group Holdings, Ltd. (Æ)	57,471	748	IPG Photonics Corp. (Æ)	1,991	265
Toro Co. (The)	17,103	1,018	Jabil Circuit, Inc.	6,244	166
TreeHouse Foods, Inc. (Æ)	20,815	1,215	Kimball Electronics, Inc. (Æ)	30,600	495
Trimble Navigation, Ltd. (Æ)	53,406	2,011	Leidos Holdings, Inc.	20,630	1,197
TrueBlue, Inc. (Æ)	37,773	921	LiveRamp Holdings, Inc. (Æ)(Ñ)	31,839	1,383
UniFirst Corp.	1,948	270	LogMeIn, Inc.	21,427	1,993
United Rentals, Inc. (Æ)	12,333	1,545	MACOM Technology Solutions Holdings, Inc.
Wabtec Corp. (Ñ)	15,241	1,054	(Æ)(Ñ)	23,092	416
WageWorks, Inc. (Æ)	82,330	2,597	ManTech International Corp. Class A	71,556	4,034
Watts Water Technologies, Inc. Class A	16,796	1,257	Marvell Technology Group, Ltd.	34,667	642
Welbilt, Inc. (Æ)	7,453	104	Monolithic Power Systems, Inc.	12,574	1,591
WESCO International, Inc. (Æ)	5,349	280	Motorola Solutions, Inc.	8,742	1,022
Zebra Technologies Corp. Class A(Æ)	7,984	1,386	NCR Corp. (Æ)	26,818	717
		97,527	Nice, Ltd. - ADR(Æ)(Ñ)	3,241	356
			ON Semiconductor Corp. (Æ)	9,500	190
Technology - 15.4%			Open Text Corp.	22,238	793
8x8, Inc. (Æ)	52,882	931	Perspecta, Inc.	81,606	1,636
ADT, Inc.	131,024	946	PlayAGS, Inc. (Æ)	36,941	926
Advanced Micro Devices, Inc. (Æ)	8,044	196	Plexus Corp. (Æ)	54,305	3,048
Alarm. com Holdings, Inc. (Æ)	21,939	1,381	Power Integrations, Inc.	8,699	574
Allegion PLC	17	2	Progress Software Corp.	64,351	2,331
Anixter International, Inc. (Æ)	5,435	330	Proofpoint, Inc. (Æ)	14,021	1,428
Arista Networks, Inc. (Æ)	2,343	503	PTC, Inc. (Æ)	33,712	2,859
ARRIS International PLC(Æ)	13,909	437	Qualys, Inc. (Æ)	11,825	1,023
Arrow Electronics, Inc. (Æ)	7,490	569	Rambus, Inc. (Æ)	18,176	164
Avaya Holdings Corp. (Æ)	68,142	1,152	RealPage, Inc. (Æ)	36,206	2,019
Avnet, Inc.	5,180	213	Resideo Technologies, Inc. (Æ)	44,966	986
AVX Corp.	13,874	246	Rogers Corp. (Æ)	8,570	1,088
Black Knight, Inc. (Æ)	17,824	877	Sanmina Corp. (Æ)	3,534	110
Bottomline Technologies, Inc. (Æ)	18,772	970	ScanSource, Inc. (Æ)	4,847	186
Box, Inc. Class A(Æ)	57,253	1,198	Simulations Plus, Inc.	16,354	315
CACI International, Inc. Class A(Æ)	13,496	2,256	Skyworks Solutions, Inc.	14,254	1,041
Carbonite, Inc. (Æ)	70,917	2,031	Splunk, Inc. (Æ)	2,770	346
Cars. com, Inc. (Æ)(Ñ)	35,444	968	Super Micro Computer, Inc. (Æ)	153,109	2,312
Cirrus Logic, Inc. (Æ)	6,701	249	SYNNEX Corp.	8,473	820
Cognex Corp.	18,562	845	Take-Two Interactive Software, Inc. (Æ)	23,608	2,492
Conduent, Inc. (Æ)	26,208	334	Teradata Corp. (Æ)	45,546	2,021
Cornerstone OnDemand, Inc. (Æ)	24,554	1,408	TESSCO Technologies, Inc.	23,898	383
Cypress Semiconductor Corp.	39,823	552	TrueCar, Inc. (Æ)	32,330	303
Descartes Systems Group, Inc. (The)(Æ)	31,845	989	Tyler Technologies, Inc. (Æ)	9,589	1,814
Diodes, Inc. (Æ)	27,037	909	Ultimate Software Group, Inc. (Æ)	6,703	1,830
Dolby Laboratories, Inc. Class A	23,446	1,515	Virtusa Corp. (Æ)	27,802	1,349
Ellie Mae, Inc. (Æ)(Ñ)	5,570	422			103,392
Entegris, Inc.	73,831	2,440
Envestnet, Inc. (Æ)	52,052	2,824	Utilities - 4.8%
EPAM Systems, Inc. (Æ)	25,533	3,612	Alliant Energy Corp.	6,259	278
Everbridge, Inc. (Æ)	9,953	616	American States Water Co.	15,872	1,075
Fabrinet(Æ)	6,748	384	American Water Works Co. , Inc.	9,200	880
Finisar Corp. (Æ)	48,999	1,116	Antero Midstream GP LP(Ñ)	28,576	384
FireEye, Inc. (Æ)	92,503	1,636	Aqua America, Inc.	10,235	359
Five9, Inc. (Æ)	44,487	2,275	Atmos Energy Corp.	4,700	459
Fortinet, Inc. (Æ)	26,676	2,043	Avista Corp.	1,347	56
Gartner, Inc. (Æ)	6,613	899	Boingo Wireless, Inc. (Æ)	60,554	1,461
Genpact, Ltd.	53,372	1,592	Clearway Energy, Inc. (Æ)	46,672	686
GoDaddy, Inc. Class A(Æ)	34,158	2,344	CMS Energy Corp.	58,037	3,026
GrubHub, Inc. (Æ)(Ñ)	24,161	1,943	CNX Resources Corp. (Æ)	51,235	622
Guidewire Software, Inc. (Æ)	16,464	1,427	Cogent Communications Holdings, Inc.	20,249	981
Harris Corp.	4,552	697	El Paso Electric Co.	22,796	1,197
Integrated Device Technology, Inc. (Æ)	101,543	4,960	Evergy, Inc.	5,339	306

See accompanying notes which are an integral part of this quarterly report.

98 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($) or	Value
	Shares	$
GCI Liberty, Inc. Class A(Æ)	52,808	2,688
j2 Global, Inc.	8,562	644
Midstates Petroleum Co. , Inc. (Æ)	97,633	945
National Fuel Gas Co.	13,338	764
NorthWestern Corp.	20,776	1,328
OGE Energy Corp.	4,306	176
ONE Gas, Inc.	9,629	791
Pinnacle West Capital Corp.	7,186	633
Portland General Electric Co.	8,773	424
RingCentral, Inc. Class A(Æ)	18,206	1,683
South Jersey Industries, Inc.	37,663	1,122
Southwest Gas Holdings, Inc.	18,121	1,419
UGI Corp.	13,896	792
Vectren Corp.	33,470	2,423
Vistra Energy Corp.	163,083	4,095
Vonage Holdings Corp. (Æ)	88,924	810
		32,507

Total Common Stocks
(cost $462,156)		657,618

Short-Term Investments - 2.0%
U. S. Cash Management Fund(@)	13,244,365(8)	13,247
Total Short-Term Investments
(cost $13,245)		13,247

Other Securities - 4.3%
U. S. Cash Collateral Fund(×)(@)	28,926,444(8)	28,926
Total Other Securities
(cost $28,926)		28,926

Total Investments 104.2%
(identified cost $504,327)		699,791

Other Assets and Liabilities, Net
- (4.2%)		(28,320)
Net Assets - 100.0%		671,471

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 99

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$96,564	$—	$—	$—	$96,564
Consumer Staples	22,718	—	—	—	22,718
Energy	15,643	—	—	—	15,643
Financial Services	173,614	—	—	—	173,614
Health Care	70,639	—	—	—	70,639
Materials and Processing	44,986	—	28	—	45,014
Producer Durables	97,527	—	—	—	97,527
Technology	103,392	—	—	—	103,392
Utilities	32,507	—	—	—	32,507
Short-Term Investments	—	—	—	13,247	13,247
Other Securities	—	—	—	28,926	28,926
Total Investments	$657,590	$—	$28	$42,173	$699,791

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

100 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.1%			KBC Groep NV	26,455	1,796
Argentina - 0.3%					3,127
Banco Macro SA - ADR	17,689	1,024
Grupo Financiero Galicia SA - ADR	29,601	1,081	Brazil - 2.5%
IRSA Inversiones y Representaciones			B2W Cia Digital(Æ)	272,086	3,730
SA - ADR(Æ)	3,399	52	B3 SA - Brasil Bolsa Balcao	92,416	797
IRSA Propiedades Comerciales SA			Banco Bradesco SA - ADR(Æ)	80,172	996
- ADR(Æ)	94	2	Banco do Brasil SA(Æ)	44,375	631
YPF SA - ADR	95,463	1,561	Banco Santander Brasil SA - ADR	22,238	296
		3,720	BB Seguridade Participacoes SA	225,068	1,917
			Braskem SA - ADR	42,926	1,223
Australia - 2.0%			Centrais Eletricas Brasileiras SA
AGL Energy, Ltd.	58,921	917	- ADR(Æ)	213,125	2,172
Amcor, Ltd. Class A	375,776	3,735	Cia Brasileira de Distribuicao - ADR	10,451	279
AMP, Ltd.	294,176	484	Cia de Saneamento Basico do Estado de
Aristocrat Leisure, Ltd.	43,365	778	Sao Paulo - ADR(Æ)	152,292	1,805
ASX, Ltd. - ADR	12,247	568	Cia de Saneamento de Minas
AusNet Services(Æ)	132,569	159	Gerais-COPASA	19,464	318
Australia & New Zealand Banking			Cosan SA Industria e Comercio	43,279	527
Group, Ltd. - ADR	103,987	1,896	Embraer SA - ADR	16,870	359
Bendigo & Adelaide Bank, Ltd.	97,558	765	Estacio Participacoes SA	180,424	1,538
BHP Billiton, Ltd. - ADR	12,620	321	Gerdau SA - ADR	163,628	709
BlueScope Steel, Ltd.	31,969	290	Hapvida Participacoes e Investimentos
Brambles, Ltd.	121,621	942	SA(Þ)	177,006	1,662
Commonwealth Bank of Australia - ADR	42,048	2,141	Hypermarcas SA(Æ)	55,824	487
CSL, Ltd.	15,713	2,233	IRB-Brasil Resseguros SA	100,000	2,338
Dexus Property Group(Æ)(ö)	52,829	442	Itau Unibanco Holding SA - ADR	265,167	2,821
Fortescue Metals Group, Ltd.	42,690	175	Petroleo Brasileiro SA - ADR(Æ)	388,294	6,200
Goodman Group(ö)	71,710	608	Rumo SA(Æ)	717,371	3,865
GPT Group (The)(ö)	104,066	439	TIM Participacoes SA - ADR	35,084	594
Insurance Australia Group, Ltd.	83,580	432	Vale SA Class B - ADR	130,600	1,625
Macquarie Group, Ltd.	29,314	2,489			36,889
Mirvac Group(ö)	279,335	488
National Australia Bank, Ltd. - ADR	56,741	986	Canada - 3.6%
Rio Tinto, Ltd. - ADR	20,684	1,312	Algonquin Power & Utilities Corp.	137,025	1,513
Scentre Group(ö)	228,643	661	Bank of Montreal	25,365	1,857
Sonic Healthcare, Ltd.	29,908	501	Bank of Nova Scotia (The)	38,383	2,185
South32, Ltd.	234,031	602	BCE, Inc.	6,228	271
Stockland(ö)	130,911	360	Brookfield Asset Management, Inc.
Suncorp Group, Ltd.	7,218	68	Class A	27,369	1,178
Transurban Group - ADR(Æ)	66,903	592	Brookfield Real Estate Services, Inc.	91,867	1,069
Vicinity Centres(Æ)(ö)	180,787	344	Canadian Imperial Bank of Commerce	17,053	1,446
Wesfarmers, Ltd. (Æ)	49,030	1,148	Canadian National Railway Co.	21,996	1,837
Westpac Banking Corp.	89,877	1,607	Canadian Natural Resources, Ltd.	67,003	1,799
Woolworths Group, Ltd.	35,586	761	Canadian Pacific Railway, Ltd.	4,758	975
		29,244	CCL Industries, Inc. Class B	1,170	49
			Celestica, Inc. (Æ)	226,970	2,254
Austria - 0.4%			Cenovus Energy, Inc.	200,609	1,566
Andritz AG	71,544	3,533	CGI Group, Inc. Class A(Æ)	3,049	202
Erste Group Bank AG	13,419	467	Dollarama, Inc.	6,447	174
OMV AB	6,996	347	Fairfax Financial Holdings, Ltd.	1,210	572
UNIQA Insurance Group AG	49,228	449	First Quantum Minerals, Ltd.	477,220	5,523
Voestalpine AG	16,888	539	Fortis, Inc.	77,319	2,757
		5,335	George Weston, Ltd.	9,558	694
			Great-West Lifeco, Inc.	22,908	492
Belgium - 0.2%			Healthcare Realty Trust, Inc. (Æ)	100	2
Ageas	13,291	617	Husky Energy, Inc.	29,082	345
Colruyt SA	4,205	302	iA Financial Corp. , Inc.	8,194	304
Groupe Bruxelles Lambert SA	4,368	412	Imperial Oil, Ltd.	20,710	588
			Intact Financial Corp.	6,341	501

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 101

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Loblaw Cos. , Ltd.	16,488	798	China Minsheng Banking Corp. , Ltd.
Lundin Mining Corp.	37,497	171	Class H	621,800	474
Magna International, Inc. Class A	22,403	1,186	China National Building Material Co. ,
Manulife Financial Corp.	24,686	397	Ltd. Class H	3,448,000	2,741
Metro, Inc. Class A	28,332	1,030	China Overseas Land & Investment, Ltd.	164,000	617
National Bank of Canada	10,700	503	China Pacific Insurance Group Co. , Ltd.
Nutrien, Ltd.	72,042	3,731	Class H	6,000	21
Open Text Corp.	11,610	413	China Petroleum & Chemical Corp.
Power Corp. of Canada	14,238	283	Class H	796,000	664
Power Financial Corp.	14,166	291	China Railway Construction Corp. , Ltd.
Restaurant Brands International, Inc.	10,135	635	Class H	213,000	296
RioCan Real Estate Investment Trust(ö)	18,925	359	China Resources Gas Group, Ltd.	90,000	354
Rogers Communications, Inc. Class B	47,536	2,572	China Resources Land, Ltd.	332,968	1,296
Royal Bank of Canada - GDR	44,979	3,423	China Resources Pharmaceutical Group,
Seven Generations Energy, Ltd. Class			Ltd. (Þ)	1,443,500	2,069
A(Æ)	53,473	415	China Resources Power Holdings Co. ,
Sun Life Financial, Inc.	17,068	616	Ltd.	2,440,000	4,915
Suncor Energy, Inc.	13,571	438	China Shenhua Energy Co. , Ltd. Class H	227,000	579
Teck Resources, Ltd. Class B	46,628	1,136	China Telecom Corp. , Ltd. Class H	1,552,000	844
Toronto Dominion Bank	39,546	2,227	China Tower Corp. Class H(Æ)(Þ)	4,646,000	995
TransCanada Corp.	18,850	802	China Vanke Co. , Ltd. Class A	174,500	723
Trisura Group, Ltd. (Æ)	109	2	China Vanke Co. , Ltd. Class H	88,800	364
West Fraser Timber Co. , Ltd.	11,139	664	Chongqing Changan Automobile Co. ,
		52,245	Ltd. Class B	29	—
			Chongqing Rural Commercial Bank Co. ,
Chile - 0.4%			Ltd. Class H	755,059	436
Banco de Chile - ADR	3	—	CIFI Holdings Group Co. , Ltd.	2,374,000	1,560
Banco de Credito e Inversiones	9,373	668	CITIC Securities Co. , Ltd. Class H	124,500	254
Banco Santander Chile - ADR	10,764	348	CNOOC, Ltd.	454,000	758
Cencosud SA	249,301	504	Country Garden Holdings Co. , Ltd.	405,000	583
Cia Cervecerias Unidas SA - ADR	23,976	669	CRRC Corp. , Ltd.	3,018,000	3,032
Enel Americas SA - ADR	100,412	1,038	Ctrip. com International, Ltd. - ADR(Æ)	59,330	1,976
Enersis Chile SA	7,036,400	741	ENN Energy Holdings, Ltd.	84,000	809
Liberty Latin America, Ltd. Class C(Æ)	82,212	1,437	Geely Automobile Holdings, Ltd.	640,000	1,081
Sociedad Quimica y Minera de Chile			Guangdong Wens Foodstuff Group Co. ,
SA - ADR	20,596	879	Ltd. Class A	330,520	1,378
		6,284	Guangzhou Automobile Group Co. , Ltd.
			Class H	448,000	491
China - 9.0%			Haitong Securities Co. , Ltd. Class H	894,000	1,021
Agile Group Holdings, Ltd.	460,000	609	Hangzhou Hikvision Digital Technology
Agricultural Bank of China, Ltd. Class H	7,303,000	3,467	Co. , Ltd. Class A	1,059,543	4,832
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	7,351	Han's Laser Technology Industry Group
Aluminum Corp. of China, Ltd. Class			Co. , Ltd. Class A	504,958	2,416
H(Æ)	2,808,000	1,046	Hua Hong Semiconductor, Ltd. (Þ)	844,000	1,913
Angang Steel Co. , Ltd. Class H	1,530,000	1,142	Huaneng Power International, Inc. Class
Anhui Conch Cement Co. , Ltd. Class H	815,000	4,410	H	1,212,000	765
Baidu, Inc. - ADR(Æ)	6,981	1,205	Huaxin Cement Co. , Ltd. Class A	972,186	2,619
Bank of China, Ltd. Class H	8,241,437	3,833	Industrial & Commercial Bank of China,
Bank of Communications Co. , Ltd. Class			Ltd. Class H	3,339,000	2,607
A	764,700	717	Industrial Bank Co. , Ltd. Class A	969,527	2,391
Bank of Communications Co. , Ltd. Class			Lenovo Group, Ltd.	11,602,000	8,506
H	798,000	676	Li Ning Co. , Ltd. (Æ)	370,000	455
China CITIC Bank Corp. , Ltd. Class H	6,382,000	4,158	Longfor Properties Co. , Ltd.	146,500	453
China Communications Services Corp. ,			Maanshan Iron & Steel Co. , Ltd. Class A	1,283,261	691
Ltd. Class H	784,000	737	New Oriental Education & Technology
China Construction Bank Corp. Class H	6,723,000	6,072	Group - ADR(Æ)	19,149	1,475
China Everbright Bank Co. , Ltd. Class H	718,000	345	Offshore Oil Engineering Co. , Ltd. Class
China Life Insurance Co. , Ltd. Class H	194,000	481	A	1,365,800	1,067
China Mengniu Dairy Co. , Ltd.	667,000	2,063	PetroChina Co. , Ltd. Class H	4,148,000	2,668
China Merchants Bank Co. , Ltd. Class A	184,000	811
China Merchants Bank Co. , Ltd. Class H	152,500	674

See accompanying notes which are an integral part of this quarterly report.

102 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PICC Property & Casualty Co. , Ltd.			France - 7.1%
Class H	3,186,000	3,313	Accor SA	6,281	274
Ping An Insurance Group Co. of China,			Aeroports de Paris	1,811	347
Ltd. Class A	206,590	1,964	Air Liquide SA Class A	48,621	5,906
Ping An Insurance Group Co. of China,			Airbus Group SE	5,064	583
Ltd. Class H	525,500	5,136	Arkema SA	1,765	168
Postal Savings Bank of China Co. , Ltd.			Atos SE	4,414	404
Class H(Þ)	541,000	304	AXA SA	73,444	1,704
Sany Heavy Industry Co. , Ltd. Class A	328,400	450	bioMerieux	6,339	449
Shanghai Pharmaceuticals Holding Co. ,			BNP Paribas SA	21,530	1,012
Ltd. Class H	657,700	1,402	Bouygues SA - ADR	51,543	1,826
SINA Corp. (Æ)	2,673	164	Bureau Veritas SA	105,820	2,355
Sinopec Shanghai Petrochemical Co. ,			Capgemini SE	4,934	547
Ltd. Class H	2,299,136	1,099	Christian Dior SE	2,234	945
Sinotruk Hong Kong, Ltd.	644,053	1,212	Cie de Saint-Gobain	10,674	369
Sunac China Holdings, Ltd.	122,866	494	Cie Generale des Etablissements
Tencent Holdings, Ltd.	232,889	10,479	Michelin SCA Class B	5,704	621
Tingyi Cayman Islands Holding Corp.	238,000	336	CNP Assurances	13,493	307
Weibo Corp. - ADR(Æ)	15,049	913	Credit Agricole SA	249,442	2,850
Weichai Power Co. , Ltd. Class H	1,165,000	1,558	Danone SA	98,526	7,166
Zhejiang Expressway Co. , Ltd. Class H	781	1	Dassault Systemes	4,542	571
		131,811	Eiffage SA	6,263	587
			Engie SA	271,329	4,351
Colombia - 0.1%			EssilorLuxottica SA	21,880	2,773
Bancolombia SA - ADR	19,440	868	Eurazeo SA	4,257	317
Grupo de Inversiones Suramericana SA	55,303	614	Faurecia	43,725	1,920
Interconexion Electrica SA	143,736	644	Fonciere Des Regions(ö)	2,751	281
		2,126	Getlink SE	29,185	427
			Hermes International	2,320	1,395
Czech Republic - 0.0%			Klepierre SA - GDR(ö)	10,396	357
Komercni Banka AS	7,942	320	Legrand SA - ADR	11,327	672
MONETA Money Bank AS(Þ)	98,122	333	L'Oreal SA	22,835	5,501
		653	LVMH Moet Hennessy Louis Vuitton

Denmark - 1.2%			SE - ADR	1,650	530
AP Moller - Maersk A/S Class B	5,277	7,023	Natixis SA	131,573	675
Carlsberg A/S Class B	6,728	770	Orange SA - ADR	27,810	432
Chr Hansen Holding A/S	13,970	1,325	Pernod Ricard SA	8,749	1,453
Danske Bank A/S	122,856	2,273	Peugeot SA	19,770	499
DSV A/S	5,558	443	Publicis Groupe SA - ADR	113,515	6,931
GN Store Nord A/S	6,464	279	Renault SA	8,406	596
ISS A/S	11,013	312	Rexel SA Class H	519,948	5,932
Novo Nordisk A/S Class B	31,702	1,487	Safran SA	33,647	4,422
Scandinavian Tobacco Group A/S(Þ)	251,403	3,254	Sanofi - ADR	159,115	13,827
Tryg A/S	10,952	279	Schneider Electric SE	77,458	5,518
William Demant Holding A/S(Æ)	6,818	215	SCOR SE - ADR	79,508	3,344
		17,660	Societe Generale SA	8,507	265
			Teleperformance - GDR	2,067	356
Finland - 0.4%			Total SA	96,574	5,299
Elisa OYJ Class A	90	4	Unibail-Rodamco-Westfield(ö)	4,722	852
Fortum OYJ	5,691	129	Valeo SA	11,120	349
Kone OYJ Class B	13,925	676	Veolia Environnement SA	3,347	71
Neste OYJ	1,217	112	Vicat SA	64,163	3,210
Nordea Bank AB	168,205	1,528	Vinci SA	11,859	1,045
Sampo OYJ Class A	17,352	794	Vivendi SA - ADR	31,434	801
Stora Enso OYJ Class R	26,592	356			103,392
Tikkurila OYJ	89,656	1,351
UPM-Kymmene OYJ	22,207	642	Germany - 3.4%
		5,592	adidas AG	2,086	496
			Allianz SE	15,135	3,203
			BASF SE	25,568	1,868

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 103

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bayer AG	9,562	724	New World Development Co. , Ltd.	550,000	863
Bayerische Motoren Werke AG	56,194	4,725	Nine Dragons Paper Holdings, Ltd.	325,000	330
Beiersdorf AG	20,219	2,020	Shimao Property Holdings, Ltd.	152,500	432
Brenntag AG	11,836	559	Sun Hung Kai Properties, Ltd.	78,000	1,318
Commerzbank AG	54,171	388	Swire Pacific, Ltd. Class A	79,500	940
Continental AG	4,546	716	Swire Properties, Ltd.	146,800	575
Covestro AG(Þ)	6,298	347	Times Property Holdings, Ltd.	1,057,225	1,381
Daimler AG	17,976	1,063	WH Group, Ltd. (Þ)	2,324,782	2,028
Deutsche Boerse AG	44,904	5,977	Wharf Holdings, Ltd. (The)	276,001	832
Deutsche Telekom AG	93,599	1,520	Wharf Real Estate Investment Co. , Ltd.	32,878	227
Deutsche Wohnen SE	17,611	879	Wheelock & Co. , Ltd.	102,000	660
Evonik Industries AG	21,311	582			49,415
Fresenius SE & Co. KGaA	9,089	471
GEA Group AG	130,092	3,576	Hungary - 0.2%
Hannover Rueck SE	6,673	961	MOL Hungarian Oil and Gas PLC	32,328	387
HeidelbergCement AG	44,055	3,044	OTP Bank PLC	72,078	2,972
Henkel AG & Co. KGaA	5,639	516			3,359
Infineon Technologies AG - ADR	2,021	45
Linde AG	2,213	492	India - 2.6%
Muenchener Rueckversicherungs-			Axis Bank, Ltd. (Æ)	40,006	410
Gesellschaft AG in Muenchen	11,956	2,661	Britannia Industries, Ltd.	23,516	1,058
SAP SE - ADR	59,076	6,106	Cipla, Ltd.	115,397	840
Siemens AG	51,685	5,667	GAIL India, Ltd. - GDR	35,233	987
Symrise AG	7,412	616	HDFC Bank, Ltd. - ADR	57,187	5,616
Uniper SE	13,347	386	Hindustan Unilever, Ltd.	17,126	425
Vonovia SE	13,982	701	Housing Development Finance Corp. ,
		50,309	Ltd.	133,391	3,610
			ICICI Bank, Ltd. - ADR	482,079	4,922
Greece - 0.1%			ICICI Lombard General Insurance Co. ,
Eurobank Ergasias SA(Æ)	2,002,474	1,251	Ltd. (Þ)	19,679	244
National Bank of Greece(Æ)	668,557	751	Infosys Technologies, Ltd.	72,490	767
		2,002	Infosys, Ltd. - ADR	486,032	5,249
			ITC, Ltd.	95,463	375
Hong Kong - 3.4%			Larsen & Toubro, Ltd.	18,154	336
AIA Group, Ltd.	312,800	2,811	LIC Housing Finance, Ltd.	129,524	818
Bank of East Asia, Ltd. (The)	107,800	365	Maruti Suzuki India, Ltd.	4,983	466
Beijing Enterprises Holdings, Ltd.	61,500	351	Motherson Sumi Systems, Ltd.	814,360	1,607
Brilliance China Automotive Holdings,			Reliance Industries, Ltd.	28,574	498
Ltd.	2,224,000	2,094	Reliance Industries, Ltd. - GDR(Þ)	150,056	5,173
Champion REIT(Æ)(ö)	194,000	147	State Bank of India - GDR(Æ)	40,068	1,670
China Everbright, Ltd.	548,000	1,041	Tata Chemicals, Ltd.	42,685	405
China Jinmao Holdings Group, Ltd.	1,498,000	757	Tata Consultancy Services, Ltd.	9,546	271
China Mobile, Ltd. - ADR	109,937	5,769	United Spirits, Ltd. (Æ)	185,266	1,407
China Taiping Insurance Holdings Co. ,			Vedanta, Ltd. - ADR	127,949	1,429
Ltd.	645,400	1,776			38,583
China Unicom Hong Kong, Ltd. - ADR	224,696	2,591
CITIC, Ltd.	538,000	814	Indonesia - 0.3%
CK Asset Holdings, Ltd.	565,823	4,800	Astra International Tbk PT	616,100	374
CK Hutchison Holdings, Ltd.	488,029	4,959	Bank Central Asia Tbk PT	1,722,600	3,474
CK Infrastructure Holdings, Ltd.	179,000	1,446	Bank Rakyat Indonesia Persero Tbk PT	2,058,500	569
CLP Holdings, Ltd.	96,500	1,123	Gudang Garam Tbk PT	5,300	32
Hang Lung Group, Ltd.	205,000	601	United Tractors Tbk PT	340,500	626
Hang Lung Properties, Ltd. - ADR	229,000	499			5,075
Hang Seng Bank, Ltd.	3,200	74
Henderson Land Development Co. , Ltd.	68,970	394	Ireland - 0.7%
Hong Kong & China Gas Co. , Ltd.	625,630	1,358	AerCap Holdings NV(Æ)	7,284	344
Hongkong Land Holdings, Ltd.	118,400	850	AIB Group PLC	120,893	540
Jardine Matheson Holdings, Ltd.	19,400	1,298	Bank of Ireland Group PLC	569,955	3,418
Jardine Strategic Holdings, Ltd.	17,700	678	CRH PLC	18,909	544
Link Real Estate Investment Trust(ö)	111,000	1,217	Kerry Group PLC Class A	7,302	746
MTR Corp. , Ltd.	361,000	2,016	Medtronic PLC	25,087	2,217

See accompanying notes which are an integral part of this quarterly report.

104 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Willis Towers Watson PLC(Æ)	17,267	2,812	East Japan Railway Co.	11,500	1,064
		10,621	Ebara Corp.	125,000	3,438
			Electric Power Development Co. , Ltd.	3,900	97
Israel - 0.2%			FamilyMart UNY Holdings Co. , Ltd.	800	94
Bank Hapoalim BM	116,372	789	FUJIFILM Holdings Corp.	18,621	798
Bank Leumi Le-Israel BM	168,961	1,116	Fujitsu, Ltd.	115,114	7,692
Check Point Software Technologies, Ltd.			Hankyu Hanshin Holdings, Inc.	10,300	367
(Æ)	4,989	558	Hitachi Metals, Ltd.	529,200	5,926
Mizrahi Tefahot Bank, Ltd.	27,841	518	Hitachi, Ltd.	12,000	377
Nice, Ltd. (Æ)	600	66	Honda Motor Co. , Ltd.	437,565	13,060
Teva Pharmaceutical Industries, Ltd.			Hoshizaki Corp.	1,400	100
- ADR(Æ)	22,674	450	Hoya Corp.	4,600	266
		3,497	Icom, Inc.	34,400	667
			Iida Group Holdings Co. , Ltd.	167,300	3,046
Italy - 1.5%			Inpex Corp.	622,700	5,947
Assicurazioni Generali SpA	70,332	1,232	Isuzu Motors, Ltd.	295,600	4,388
Atlantia SpA	16,850	398	ITOCHU Corp.	92,918	1,700
Davide Campari-Milano SpA	22,470	202	Japan Airlines Co. , Ltd.	14,400	524
Enel SpA	1,234,093	7,441	Japan Post Bank Co. , Ltd.	27,688	322
ENI SpA - ADR	132,961	2,252	Japan Post Holdings Co. , Ltd.	90,400	1,110
Intesa Sanpaolo SpA	194,307	444	Japan Retail Fund Investment Corp. (ö)	192	393
Mediobanca SpA	63,466	552	Japan Tobacco, Inc.	23,000	581
Poste Italiane SpA(Þ)	32,618	281	JFE Holdings, Inc.	34,000	599
Saipem SpA(Æ)	954,647	4,540	JX Holdings, Inc.	91,400	495
Snam Rete Gas SpA	61,480	294	Kajima Corp.	12,500	178
Telecom Italia SpA(Æ)	2,357,005	1,309	Kamigumi Co. , Ltd.	16,000	354
Terna Rete Elettrica Nazionale SpA	123,633	760	Kansai Electric Power Co. , Inc. (The)	43,500	661
UniCredit SpA	111,423	1,288	Kao Corp.	7,100	500
Unipol Gruppo Finanziario SpA	111,971	513	KDDI Corp.	23,400	586
		21,506	Keihan Holdings Co. , Ltd.	6,000	247

Japan - 11.6%			Keio Corp.	4,000	229
Aeon Co. , Ltd.	21,600	439	Keisei Electric Railway Co. , Ltd.	8,400	266
Aisin Seiki Co. , Ltd.	4,100	162	Keyence Corp.	7,300	3,750
Ajinomoto Co. , Inc.	5,000	86	Kintetsu Group Holdings Co. , Ltd.	12,000	523
Alfresa Holdings Corp.	2,400	66	Kirin Holdings Co. , Ltd.	18,600	443
ANA Holdings, Inc.	13,000	479	Kitagawa Industries Co. , Ltd.	40,500	1,457
Aozora Bank, Ltd.	14,300	440	Komatsu, Ltd.	17,300	440
As One Corp.	15,674	1,102	Kyushu Electric Power Co. , Inc.	37,000	457
Asahi Glass Co. , Ltd.	9,000	305	Kyushu Railway Co.	17,100	583
Asahi Group Holdings, Ltd.	10,400	434	Lawson, Inc.	1,300	80
Asahi Kasei Corp.	38,000	416	LIXIL Group Corp.	36,900	543
BML, Inc.	140,100	3,863	Marubeni Corp.	66,000	513
Bridgestone Corp.	31,700	1,219	Medipal Holdings Corp.	2,600	60
Canon, Inc.	40,406	1,156	MEIJI Holdings Co. , Ltd.	400	31
Central Japan Railway Co.	6,800	1,468	Mitsubishi Chemical Holdings Corp.	43,600	374
Chiba Bank, Ltd. (The)	103,000	626	Mitsubishi Corp.	54,000	1,578
Chubu Electric Power Co. , Inc.	45,600	720	Mitsubishi Electric Corp.	13,900	174
Chugoku Electric Power Co. , Inc. (The)	47,700	651	Mitsubishi Estate Co. , Ltd.	39,300	695
Concordia Financial Group, Ltd.	66,200	272	Mitsubishi Gas Chemical Co. , Inc.	29,800	469
Cosel Co. , Ltd.	107,377	1,070	Mitsubishi Heavy Industries, Ltd.	20,000	773
Dai Nippon Printing Co. , Ltd.	12,000	277	Mitsubishi UFJ Financial Group, Inc.	785,616	4,227
Daicel Chemical Industries, Ltd.	25,900	271	Mitsui & Co. , Ltd.	228,900	3,741
Dai-ichi Life Holdings, Inc.	131,385	2,124	Mitsui Fudosan Co. , Ltd.	27,200	659
Daiichi Sankyo Co. , Ltd.	7,300	253	Mizuho Financial Group, Inc.	778,000	1,285
Daikin Industries, Ltd.	200	22	MS&AD Insurance Group Holdings, Inc.	92,700	2,753
Daiseki Co. , Ltd.	62,800	1,480	Murata Manufacturing Co. , Ltd.	5	1
Daiwa House Industry Co. , Ltd.	13,200	428	Nagoya Railroad Co. , Ltd.	10,000	263
Daiwa Securities Group, Inc.	110,000	549	Nakanishi, Inc.	6,477	111
Denso Corp.	4,542	208	NEC Corp.	11,900	399
Dentsu, Inc.	5,800	275	Nidec Corp.	2,800	336

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 105

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nintendo Co. , Ltd.	1,175	365	Toray Industries, Inc.	72,800	540
Nippon Building Fund, Inc. (ö)	41	265	Tosoh Corp.	36,000	510
Nippon Prologis REIT, Inc. (Æ)(ö)	302	659	Toyota Industries Corp.	6,400	316
Nippon Steel & Sumitomo Metal Corp.	28,800	532	Toyota Motor Corp.	101,600	6,243
Nippon Telegraph & Telephone Corp.	15,400	661	Toyota Tsusho Corp.	13,900	442
Nissan Motor Co. , Ltd.	115,900	987	Transcosmos, Inc.	56,700	1,183
Nisshin Seifun Group, Inc.	13,000	262	Unicharm Corp.	60,388	1,862
Nitori Holdings Co. , Ltd.	9,600	1,249	West Japan Railway Co.	19,500	1,420
Nitto Denko Corp.	5,300	299	Yahoo! Japan Corp.	1,369,200	3,699
Nitto FC Co. , Ltd.	9,900	66	Yamada Denki Co. , Ltd.	80,700	397
Nomura Real Estate Holdings, Inc.	8,800	171	Yamaguchi Financial Group, Inc.	26,000	264
NTT DOCOMO, Inc.	37,099	888	Yamaha Motor Co. , Ltd.	27,700	592
Obayashi Corp.	14,000	133			169,722
Obic Co. , Ltd.	300	28
Odakyu Electric Railway Co. , Ltd.	21,700	487	Luxembourg - 0.2%
Oriental Land Co. , Ltd.	5,700	583	ArcelorMittal SA(Æ)	42,023	977
ORIX Corp.	26,035	392	Aroundtown SA	88,558	783
Osaka Gas Co. , Ltd.	20,400	402	Corporacion America Airports SA(Æ)	69,646	561
Otsuka Holdings Co. , Ltd.	7,400	304	Globant SA(Æ)	11,264	761
Qol Holdings Co. , Ltd.	105,700	1,650	Ternium SA - ADR	9,542	290
Recruit Holdings Co. , Ltd.	21,900	586			3,372
Resona Holdings, Inc.	98,500	497
SBI Holdings, Inc.	12,900	275	Malaysia - 0.3%
Secom Co. , Ltd.	38,863	3,248	AMMB Holdings BHD	494,500	544
Secom Joshinetsu Co. , Ltd.	12,800	400	Genting BHD - ADR	342,400	581
Seibu Holdings, Inc.	15,300	265	Hong Leong Bank BHD	131,300	662
Sekisui House, Ltd.	45,700	682	Hong Leong Financial Group BHD	64,400	310
Seven & i Holdings Co. , Ltd.	62,235	2,709	Malayan Banking BHD	164,300	383
Shimadzu Corp.	3,000	69	Public Bank BHD	80,812	489
Shimano, Inc.	6,387	893	RHB Capital BHD	234,600	311
Shingakukai Co. , Ltd.	14,800	80	Tenaga Nasional BHD	122,000	384
Shionogi & Co. , Ltd.	13,200	811			3,664

SoftBank Group Corp.	12,792	1,004	Mexico - 0.6%
Sojitz Corp.	110,200	423	America Movil SAB de CV	3,135,247	2,511
Sompo Japan Nipponkoa Holdings, Inc.	80,501	3,021	Cemex SAB de CV(Æ)	646,732	349
Sony Corp.	72,000	3,621	Fibra Uno Administracion SA de CV(ö)	273,096	375
Sumitomo Chemical Co. , Ltd.	69,000	359	Grupo Cementos de Chihuahua SAB
Sumitomo Corp.	80,000	1,236	de CV	153,865	845
Sumitomo Electric Industries, Ltd.	46,200	656	Grupo Financiero Banorte SAB de CV
Sumitomo Mitsui Financial Group, Inc.	135,502	5,038	Class O	106,441	591
Sumitomo Mitsui Trust Holdings, Inc.	11,100	421	Grupo Financiero Inbursa SAB de CV
Sumitomo Realty & Development Co. ,			Class O	292,006	423
Ltd.	21,000	801	Grupo Televisa SAB - ADR	154,794	1,936
Sumitomo Rubber Industries, Ltd.	21,200	294	Megacable Holdings SAB de CV	265,781	1,195
Suntory Beverage & Food, Ltd.	7,000	310	Promotora y Operadora de
Suzuki Motor Corp.	5,100	266	Infraestructura SAB de CV	5,741	59
T&D Holdings, Inc.	25,400	314	Wal-Mart de Mexico SAB de CV	366,513	962
Taiheiyo Cement Corp.	14,000	478			9,246
Taisei Corp.	13,100	615
Teijin, Ltd.	21,700	374	Netherlands - 1.8%
Terumo Corp.	1,300	74	ABN AMRO Group NV(Þ)	20,333	507
Toho Co. , Ltd.	7,300	266	Aegon NV	55,283	284
Toho Holdings Co. , Ltd.	59,700	1,461	Akzo Nobel NV	5,074	439
Tohoku Electric Power Co. , Inc.	89,200	1,206	Exor NV	5,048	323
Tokio Marine Holdings, Inc.	71,100	3,471	Heineken Holding NV	4,865	423
Tokyo Electric Power Co. Holdings, Inc.			Heineken NV	39,384	3,540
(Æ)	74,200	456	ING Groep NV	363,138	4,300
Tokyo Gas Co. , Ltd.	16,600	436	Koninklijke Ahold Delhaize NV	81,200	2,141
Tokyu Corp.	32,000	547	Koninklijke KPN NV	809,912	2,495
Toppan Printing Co. , Ltd.	34,000	557	NN Group NV	28,742	1,217

See accompanying notes which are an integral part of this quarterly report.

106 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Randstad Holding NV	8,819	426	X5 Retail Group NV - GDR	10,865	286
Royal Dutch Shell PLC Class A	185,875	5,755			25,244
Wolters Kluwer NV	9,140	570
Yandex NV Class A(Æ)	112,882	3,791	Singapore - 1.9%
		26,211	Ascendas Real Estate Investment
			Trust(ö)	661,400	1,347
New Zealand - 0.1%			BOC Aviation, Ltd. (Þ)	271,100	2,316
Auckland International Airport, Ltd.	75,308	383	CapitaLand Mall Trust Class A(ö)	156,400	279
Meridian Energy, Ltd.	114,663	279	CapitaLand, Ltd.	287,900	712
Spark New Zealand, Ltd.	123,598	346	DBS Group Holdings, Ltd.	193,200	3,438
		1,008	Oversea-Chinese Banking Corp. , Ltd.	159,600	1,367
			Singapore Airlines, Ltd. (Æ)	95,900	688
Norway - 0.6%			Singapore Exchange, Ltd.	105,900	602
DNB ASA	72,609	1,288	Singapore Technologies Engineering,
Gjensidige Forsikring ASA	32,481	560	Ltd.	271,800	752
Norsk Hydro ASA	105,827	489	Singapore Telecommunications, Ltd.	3,632,278	8,160
Orkla ASA	775,054	6,245	United Overseas Bank, Ltd.	87,800	1,646
Statoil ASA Class N	11,958	273	UOL Group, Ltd.	123,700	610
Telenor ASA	32,489	615	Wilmar International, Ltd.	2,189,300	5,427
		9,470			27,344

Panama - 0.1%			South Africa - 0.9%
Copa Holdings SA Class A	20,145	1,911	Absa Group, Ltd.	74,802	1,045
			Aspen Pharmacare Holdings, Ltd.	36,220	398
Peru - 0.0%			Barloworld, Ltd. - ADR	132,626	1,216
Credicorp, Ltd.	1,426	346	Bidvest Group, Ltd. (The)	122,941	1,882
			FirstRand, Ltd.	104,443	548
Philippines - 0.1%			Fortress REIT, Ltd. Class A(ö)	580,975	850
Ayala Land, Inc.	756,900	646
GT Capital Holdings, Inc.	22,600	463	Hyprop Investments, Ltd. (ö)	91,049	619
SM Prime Holdings, Inc.	395,000	289	Liberty Holdings, Ltd.	84,458	680
		1,398	MTN Group, Ltd.	15,574	103
			Naspers, Ltd. Class N	8,765	2,027
Poland - 0.3%			Nedbank Group, Ltd.	31,415	678
Bank Pekao SA	23,683	705	Sanlam, Ltd.	49,366	314
KGHM Polska Miedz SA(Æ)	44,347	1,122	Sasol, Ltd. - ADR	57,568	1,742
Polski Koncern Naftowy ORLEN SA	6,442	181	Standard Bank Group, Ltd.	54,984	811
Polskie Gornictwo Naftowe i					12,913
Gazownictwo SA	269,549	553
Powszechna Kasa Oszczednosci Bank			South Korea - 5.4%
Polski SA	49,775	529	BNK Financial Group, Inc.	63,800	422
Powszechny Zaklad Ubezpieczen SA	70,049	842	CLIO Cosmetics Co. , Ltd. (Æ)	16,279	198
		3,932	Daelim Industrial Co. , Ltd.	5,369	514
			DGB Financial Group, Inc.	46,813	365
Portugal - 0.1%			Dongbu Insurance Co. , Ltd.	10,450	652
Energias de Portugal SA	226,422	827	E-MART, Inc.	12,960	2,238
			Grand Korea Leisure Co. , Ltd.	90,185	2,088
Russia - 1.7%			GS Engineering & Construction Corp.	26,144	1,107
Gazprom PJSC	498,463	1,240	GS Holdings Corp.	5,078	248
Lukoil PJSC - ADR	90,996	7,305	Hana Financial Group, Inc.	208,914	7,532
Lukoil PJSC	12,662	1,020	Hankook Tire Co. , Ltd. (Æ)	29,508	1,111
MMC Norilsk Nickel PJSC	1,930	402	Hyundai Engineering & Construction
Novatek OAO - GDR	2,425	445	Co. , Ltd.	48,947	2,739
Novolipetsk Steel PJSC - GDR	92,907	2,175	Hyundai Marine & Fire Insurance Co. ,
Polyus PJSC - GDR	22,942	957	Ltd.	19,981	671
Rosneft Oil Co. - GDR	24,806	155	Hyundai Mobis Co. , Ltd.	1,302	264
Rosneft Oil Co. PJSC	66,340	417	Hyundai Motor Co.	49,253	5,735
Sberbank of Russia PJSC Class T	452,644	1,511	Industrial Bank of Korea	2,873	37
Sberbank of Russia PJSC - ADR	386,838	5,257	Kangwon Land, Inc. (Æ)	123,333	3,770
Tatneft PAO	23,348	288	KB Financial Group, Inc.	113,569	4,886
Tatneft PJSC - ADR	51,549	3,786	KB Financial Group, Inc. - ADR	14,261	609
			Kia Motors Corp.	26,517	867

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 107

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Korea Investment Holdings Co. , Ltd. (Æ)	6,054	350	Svenska Handelsbanken AB Class A	61,009	663
KT Corp.	734	19	Swedbank AB Class A	57,106	1,295
KT&G Corp.	7,034	627	Tele2 AB Class B	21,692	271
Kumho Petrochemical Co. , Ltd.	29,392	2,380	Telefonaktiebolaget LM Ericsson Class B	630,882	5,618
LG Chem, Ltd.	68	23	Telia Co. AB	94,818	413
LG Corp. Class H	12,130	847	Volvo AB Class B	31,824	457
LG Electronics, Inc. Class H	766	46			13,142
LG Uplus Corp.	77,245	1,049
Medy-Tox, Inc.	1,779	836	Switzerland - 6.7%
POSCO	30,111	7,332	ABB, Ltd.	101,386	1,937
Samsung Card Co. , Ltd.	20,552	616	Adecco SA	9,859	494
Samsung Electronics Co. , Ltd.	397,360	16,603	Baloise Holding AG	8,159	1,262
Samsung Engineering Co. , Ltd. (Æ)	166,061	2,505	Chocoladefabriken Lindt & Spruengli
Samsung Fire & Marine Insurance Co. ,			AG	20	462
Ltd.	3,304	811	Cie Financiere Richemont SA	45,327	3,127
Shinhan Financial Group Co. , Ltd.	48,735	1,887	Coca-Cola HBC AG - ADR(Æ)	51,170	1,718
SK Holdings Co. , Ltd.	2,238	530	Credit Suisse Group AG(Æ)	296,533	3,594
SK Hynix, Inc.	55,164	3,681	Ferguson PLC	1	—
SK Innovation Co. , Ltd.	2,396	406	Geberit AG	3,210	1,255
SK Telecom Co. , Ltd.	3,161	731	Georg Fischer AG	393	348
S-Oil Corp.	11,688	1,102	Givaudan SA	370	898
Woori Bank(Š)	23,620	314	Glencore PLC(Æ)	336,163	1,366
		78,748	Idorsia, Ltd. (Æ)	1,338	23
			Kuehne & Nagel International AG	897	121
Spain - 1.2%			LafargeHolcim, Ltd. (Æ)	10,796	508
Abertis Infraestructuras SA(Š)	27,820	585	Lonza Group AG(Æ)	163	43
ACS Actividades de Construccion y			Nestle SA	215,157	18,741
Servicios SA	13,895	575	Novartis AG	206,146	17,992
Aena SA(Þ)	165	28	Pargesa Holding SA	7,774	614
Amadeus IT Group SA Class A	26,235	1,906	Partners Group Holding AG	1,029	708
Banco Bilbao Vizcaya Argentaria SA			Roche Holding AG	91,424	24,285
- ADR	181,023	1,072	Schindler Holding AG	13,326	2,834
Banco Santander SA - ADR	289,379	1,371	SGS SA	192	463
Bankia SA	391,563	1,140	Sika AG	18,546	2,449
Bankinter SA	38,625	301	STMicroelectronics NV	67,677	1,074
CaixaBank SA	102,288	387	Straumann Holding AG	153	111
Cellnex Telecom SA(Æ)(Þ)	78,247	2,204	Swiss Life Holding AG(Æ)	3,422	1,411
Enagas SA	9,402	274	Swiss Prime Site AG Class A(Æ)	3,158	268
Endesa SA - ADR	8,418	210	Swiss Re AG	22,141	2,124
Ferrovial SA	25,530	572	Swisscom AG	1,577	756
Gas Natural SDG SA	23,314	650	UBS Group AG(Æ)	313,859	4,068
Iberdrola SA	210,190	1,733	Zurich Insurance Group AG	8,318	2,613
Industria de Diseno Textil SA	26,640	743			97,667
Mapfre SA	121,880	339
Red Electrica Corp. SA	44,705	1,029	Taiwan - 3.2%
Repsol SA - ADR	79,245	1,392	Asustek Computer, Inc.	66,000	512
Telefonica SA - ADR	167,789	1,441	AU Optronics Corp. - ADR	174,518	668
		17,952	Cathay Financial Holding Co. , Ltd.	413,000	594
			Chailease Holding Co. , Ltd.	88,000	331
Sweden - 0.9%			Chang Hwa Commercial Bank, Ltd.	398,186	235
Assa Abloy AB Class B	19,587	365	China Development Financial Holding
Boliden AB(Æ)	22,380	561	Corp.	1,711,000	565
Essity Aktiebolag Class B	16,126	446	China Life Insurance Co. , Ltd.	312,420	285
Hufvudstaden AB Class A	3,405	57	China Steel Corp. Class H	908,000	752
Industrivarden AB Class C	23,939	493	Chipbond Technology Corp.	1,000	2
Investor AB Class B	9,580	421	Chunghwa Telecom Co. , Ltd. - ADR	11,428	401
L E Lundbergforetagen AB Class B	17,474	539	Compal Electronics, Inc.	480,178	287
Securitas AB Class B	32,619	525	CTBC Financial Holding Co. , Ltd.	662,000	454
Skandinaviska Enskilda Banken AB			E. Sun Financial Holding Co. , Ltd.	996,960	701
Class A	92,583	971	First Financial Holding Co. , Ltd.	482,000	323
Svenska Cellulosa AB SCA Class B	5,320	47	Formosa Chemicals & Fibre Corp.	443,000	1,546

108 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Formosa Plastics Corp.	223,000	758	Antofagasta PLC	254,904	2,914
Fubon Financial Holding Co. , Ltd.	602,000	883	AstraZeneca PLC	61,390	4,447
Globalwafers Co. , Ltd.	154,000	1,532	Aviva PLC	698,593	3,799
Hiwin Technologies Corp.	89,000	731	BAE Systems PLC	1,267,274	8,514
Hon Hai Precision Industry Co. , Ltd.			Barclays PLC	1,579,456	3,281
- GDR(Æ)	678,669	3,064	Barratt Developments PLC	93,623	661
Hua Nan Financial Holdings Co. , Ltd.	1,222,650	742	Berkeley Group Holdings PLC	5,643	278
Largan Precision Co. , Ltd.	10,421	1,316	BHP Group PLC	47,929	1,064
Lite-On Technology Corp.	508,000	760	BP PLC	608,227	4,145
MediaTek, Inc.	429,000	3,501	BP PLC - ADR	125,559	5,163
Mega Financial Holding Co. , Ltd.	636,000	557	British American Tobacco PLC	45,347	1,600
Nan Ya Plastics Corp.	205,000	512	British Land Co. PLC (The)(ö)	62,041	467
Nanya Technology Corp.	427,000	861	BT Group PLC	37,660	115
Pou Chen Corp. Class B	550,000	663	Bunzl PLC	81,845	2,579
Realtek Semiconductor Corp.	601,536	3,295	Centrica PLC	208,331	373
SinoPac Financial Holdings Co. , Ltd.	1,198,000	411	CNH Industrial NV	29,387	288
Taiwan Business Bank	1,968,720	719	Coca-Cola European Partners PLC	19,412	924
Taiwan Cement Corp.	490,000	607	Compass Group PLC	59,164	1,266
Taiwan Cooperative Financial Holding			Croda International PLC	10,217	647
Co. , Ltd.	1,471,870	894	Diageo PLC	327,830	12,500
Taiwan Semiconductor Manufacturing			Direct Line Insurance Group PLC	128,863	570
Co. , Ltd. - ADR	344,639	12,964	Experian PLC	22,139	555
Tripod Technology Corp.	303,000	819	Fiat Chrysler Automobiles NV	41,349	706
Uni-President Enterprises Corp.	188,000	442	Foxtons Group PLC	1,452,582	1,009
United Microelectronics Corp. - ADR	114,497	216	GlaxoSmithKline PLC - ADR	471,146	9,152
WPG Holdings, Ltd.	558,000	714	Halma PLC	7,340	135
Yageo Corp.	83,000	901	Hiscox, Ltd.	24,694	460
Yuanta Financial Holding Co. , Ltd.	1,833,000	1,019	HSBC Holdings PLC	1,194,050	10,017
		46,537	Imperial Tobacco Group PLC	158,366	5,247
			Informa PLC	54,637	485
Thailand - 0.7%			International Consolidated Airlines
Bangkok Bank PCL	93,200	661	Group SA	35,287	299
CP ALL PCL	1,079,500	2,688	Intertek Group PLC	23,583	1,519
Kasikornbank PCL	168,800	1,083	Investec PLC	60,762	391
Minor International PCL	2,130,500	2,649	J Sainsbury PLC	1,174,619	4,396
PTT Public Company, Ltd.	1,122,300	1,751	John Wood Group PLC	845,986	6,000
Thai Oil PCL	303,900	700	KAZ Minerals PLC	169,888	1,322
		9,532	Kingfisher PLC	94,997	278
			Land Securities Group PLC(ö)	68,110	774
Turkey - 0.4%			Legal & General Group PLC	502,057	1,710
Akbank TAS	538,841	740	Lloyds Banking Group PLC	9,140,426	6,957
MLP Saglik Hizmetleri AS(Æ)(Þ)	373,186	951	London Stock Exchange Group PLC	76,017	4,570
Tupras Turkiye Petrol Rafinerileri AS	73,966	1,991	Lookers PLC	857,470	1,216
Turk Hava Yollari AO(Æ)	196,753	588	LSL Property Services PLC	601,678	1,980
Turkiye Garanti Bankasi AS	636,658	1,118	Marks & Spencer Group PLC	258,388	979
Turkiye Sise ve Cam Fabrikalari AS	778,640	1,023	Meggitt PLC	530,470	3,592
		6,411	National Grid PLC	97,298	1,058

United Arab Emirates - 0.4%			Pearson PLC	28,556	340
Abu Dhabi Commercial Bank PJSC	529,380	1,348	Persimmon PLC Class A	15,025	469
Aldar Properties PJSC	1,902,275	825	Prudential PLC	98,441	1,921
Dubai Islamic Bank PJSC	238,694	331	Reckitt Benckiser Group PLC	33,075	2,546
Emaar Properties PJSC	1,913,923	2,251	RELX PLC	65,980	1,461
Emirates Telecommunications Group			Rio Tinto PLC	25,226	1,395
Co. PJSC	69,270	321	Royal Bank of Scotland Group PLC	2,108,611	6,670
National Bank of Abu Dhabi PJSC	185,065	743	Royal Dutch Shell PLC Class A	244,570	7,586
		5,819	Royal Dutch Shell PLC Class B	93,501	2,909
			Segro PLC(ö)	30,655	260
United Kingdom - 13.7%			Severn Trent PLC Class H	13,166	345
3i Group PLC	38,290	427	Smith & Nephew PLC	24,132	455
Anglo American PLC	59,312	1,514	Spirax-Sarco Engineering PLC	30,263	2,542

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 109

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
St. James's Place PLC	43,437	535	Spain - 0.0%
Standard Chartered PLC	662,411	5,341	ACS, Actividades de Construccion y
Standard Life Aberdeen PLC(Æ)	104,666	346	Servicios, SA(Æ)
Stock Spirits Group PLC	516,995	1,574	2019 Rights	13,895	8
Taylor Wimpey PLC	135,413	294
Tesco PLC	2,174,674	6,366	Total Warrants & Rights
Travis Perkins PLC	604,080	9,709	(cost $7)		8
Tullow Oil PLC(Æ)	1,579,475	4,233
Unilever NV	190,645	10,184	Short-Term Investments - 2.9%
Unilever PLC	22,071	1,156	United States - 2.9%
United Utilities Group PLC	40,427	441	U. S. Cash Management Fund (@)	42,421,969(8)	42,431
Vertu Motors PLC	1,215,795	628	Total Short-Term Investments
Vivo Energy PLC(Þ)	501,401	855	(cost $42,424)		42,431
Vodafone Group PLC	4,426,868	8,064
Wm Morrison Supermarkets PLC	120,368	370	Total Investments 98.2%
		201,338	(identified cost $1,282,592)		1,438,685

United States - 1.6%
Abbott Laboratories	34,310	2,504	Other Assets and Liabilities, Net
Alphabet, Inc. Class C(Æ)	3,532	3,943	- 1.8%		26,439
Carnival PLC	6,909	390	Net Assets - 100.0%		1,465,124
Gran Tierra Energy, Inc. (Æ)	168,831	397
MasterCard, Inc. Class A	15,596	3,293
MercadoLibre, Inc. (Æ)	3,370	1,227
Mylan NV(Æ)	177,805	5,325
News Corp. Class A	166,817	2,140
Visa, Inc. Class A	17,959	2,425
Wausau Paper Corp.	112,792	1,288
		22,932

Total Common Stocks
(cost $1,224,388)		1,379,131

Preferred Stocks - 1.2%
Brazil - 0.1%
Lojas Americanas SA(Æ)
0.421% (Ÿ)	357,446	2,065

Germany - 0.6%
Henkel AG & Co. KGaA
1.833% (Ÿ)	4,333	421
Porsche Automobil Holding SE
3.026% (Ÿ)	6,006	390
Volkswagen AG
2.650% (Ÿ)	42,682	7,261
		8,072

Russia - 0.0%
Surgutneftegas OAO Class Preference
3.626% (Ÿ)	505,845	314

South Korea - 0.5%
Samsung Electronics Co. , Ltd.
4.030% (Ÿ)	197,065	6,664

Total Preferred Stocks
(cost $15,773)		17,115

Warrants & Rights - 0.0%

See accompanying notes which are an integral part of this quarterly report.

110 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.8%
ABN AMRO Group NV	07/20/16	EUR	20,333	18.10	368	507
Aena SA	12/12/18	EUR	165	164.79	27	28
BOC Aviation, Ltd.	10/11/18	HKD	271,100	7.03	1,906	2,316
Cellnex Telecom SA	10/11/18	EUR	78,247	24.50	1,918	2,204
China Resources Pharmaceutical Group, Ltd.	02/20/18	HKD	1,443,500	1.31	1,889	2,069
China Tower Corp.	01/18/19	HKD	4,646,000	0.20	908	995
Covestro AG	01/18/19	EUR	6,298	55.13	347	347
Hapvida Participacoes e Investimentos SA	06/06/16	BRL	177,006	8.15	1,443	1,662
Hua Hong Semiconductor, Ltd.	06/06/16	HKD	844,000	1.43	1,205	1,913
ICICI Lombard General Insurance Co. , Ltd.	12/12/18	INR	19,679	12.74	251	244
MLP Saglik Hizmetleri AS	07/20/18	TRY	373,186	2.30	857	951
MONETA Money Bank AS	01/18/19	CZK	98,122	3.31	325	333
Postal Savings Bank of China Co. , Ltd.	01/18/19	HKD	541,000	0.54	290	304
Poste Italiane SpA	01/18/19	EUR	32,618	8.63	282	281
Reliance Industries, Ltd.	06/03/15		121,973	14.28	1,741	4,206
Reliance Industries, Ltd.	02/13/18		28,083	28.45	799	967
Scandinavian Tobacco Group A/S	06/06/16	DKK	251,403	15.75	3,959	3,254
Vivo Energy PLC	12/12/18	GBP	501,401	1.60	802	855
WH Group, Ltd.	10/26/15	HKD	2,324,782	0.71	1,649	2,028
						25,464
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	1,491	EUR	46,996	03/19	1,620
MSCI EAFE Index Futures	523	USD	47,805	03/19	1,859
MSCI Emerging Markets Index Futures	281	USD	14,958	03/19	1,053
S&P/TSX 60 Index Futures	25	CAD	4,639	03/19	190
TOPIX Index Futures	550	JPY	8,623,999	03/19	(166)
Short Positions
FTSE 100 Index Futures	46	GBP	3,175	03/19	(106)
Hang Seng Index Futures	37	HKD	51,902	02/19	(123)
MSCI Emerging Markets Index Futures	832	USD	44,287	03/19	(3,813)
S&P 500 E-Mini Index Futures	642	USD	86,814	03/19	(3,986)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(3,472)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	20	JPY	2,237	02/01/19	—
Bank of America	USD	36	JPY	3,873	02/05/19	—
Brown Brothers Harriman	USD	10,585	EUR	9,240	03/20/19	32
Brown Brothers Harriman	USD	256	HKD	2,000	03/20/19	(1)
Brown Brothers Harriman	USD	3,663	JPY	400,000	03/20/19	22
Brown Brothers Harriman	USD	14,807	JPY	1,658,328	03/20/19	472

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 111

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	7	USD	9	02/01/19	—
Brown Brothers Harriman	GBP	85	USD	112	02/04/19	—
Brown Brothers Harriman	JPY	300,000	USD	2,732	03/20/19	(32)
Citigroup	USD	10,586	EUR	9,240	03/20/19	31
Citigroup	USD	14,802	JPY	1,658,328	03/20/19	477
Commonwealth Bank of Australia	USD	10,623	EUR	9,240	03/20/19	(7)
Commonwealth Bank of Australia	USD	14,833	JPY	1,658,328	03/20/19	447
Royal Bank of Canada	USD	10,566	EUR	9,240	03/20/19	50
Royal Bank of Canada	USD	44	GBP	34	02/04/19	—
Royal Bank of Canada	USD	27	JPY	2,978	02/04/19	—
Royal Bank of Canada	USD	8,168	JPY	900,000	03/20/19	124
Royal Bank of Canada	USD	14,823	JPY	1,658,328	03/20/19	456
Royal Bank of Canada	GBP	150	USD	195	03/20/19	(2)
State Street	USD	298	CAD	400	03/20/19	7
State Street	USD	3,645	CAD	4,800	03/20/19	12
State Street	GBP	678	USD	868	03/20/19	(23)
State Street	HKD	35,500	USD	4,558	03/20/19	25
State Street	JPY	30,000	USD	278	03/20/19	2
State Street	JPY	400,000	USD	3,707	03/20/19	22
UBS	USD	10,617	EUR	9,240	03/20/19	(1)
UBS	USD	14,823	JPY	1,658,328	03/20/19	456
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,569

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Argentina	$3,720	$—	$—	$—	$3,720
Australia	—	29,244	—	—	29,244
Austria	—	5,335	—	—	5,335
Belgium	—	3,127	—	—	3,127
Brazil	36,889	—	—	—	36,889
Canada	52,245	—	—	—	52,245
Chile	6,284	—	—	—	6,284
China	13,084	118,727	—	—	131,811
Colombia	2,126	—	—	—	2,126
Czech Republic	—	653	—	—	653
Denmark	—	17,660	—	—	17,660
Finland	—	5,592	—	—	5,592
France	—	103,392	—	—	103,392
Germany	3,123	47,186	—	—	50,309
Greece	—	2,002	—	—	2,002
Hong Kong	8,360	41,055	—	—	49,415
Hungary	—	3,359	—	—	3,359
India	18,183	20,400	—	—	38,583
Indonesia	—	5,075	—	—	5,075
Ireland	5,373	5,248	—	—	10,621

See accompanying notes which are an integral part of this quarterly report.

112 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Israel	1,008	2,489	—	—	3,497
Italy	—	21,506	—	—	21,506
Japan	—	169,722	—	—	169,722
Luxembourg	1,612	1,760	—	—	3,372
Malaysia	—	3,664	—	—	3,664
Mexico	9,246	—	—	—	9,246
Netherlands	3,791	22,420	—	—	26,211
New Zealand	—	1,008	—	—	1,008
Norway	—	9,470	—	—	9,470
Panama	1,911	—	—	—	1,911
Peru	346	—	—	—	346
Philippines	—	1,398	—	—	1,398
Poland	—	3,932	—	—	3,932
Portugal	—	827	—	—	827
Russia	—	25,244	—	—	25,244
Singapore	—	27,344	—	—	27,344
South Africa	—	12,913	—	—	12,913
South Korea	609	77,825	314	—	78,748
Spain	—	17,367	585	—	17,952
Sweden	—	13,142	—	—	13,142
Switzerland	—	97,667	—	—	97,667
Taiwan	14,249	32,288	—	—	46,537
Thailand	—	9,532	—	—	9,532
Turkey	—	6,411	—	—	6,411
United Arab Emirates	—	5,819	—	—	5,819
United Kingdom	6,087	195,251	—	—	201,338
United States	21,254	1,678	—	—	22,932
Preferred Stocks	2,065	15,050	—	—	17,115
Warrants & Rights	8	—	—	—	8
Short-Term Investments	—	—	—	42,431	42,431
Total Investments	211,573	1,183,782	899	42,431	1,438,685

Other Financial Instruments
Assets
Futures Contracts	4,722	—	—	—	4,722
Foreign Currency Exchange Contracts	—	2,635	—	—	2,635
Liabilities
Futures Contracts	(8,194)	—	—	—	(8,194)
Foreign Currency Exchange Contracts	—	(66)	—	—	(66)
Total Other Financial Instruments*	$(3,472)	$2,569	$—	$—	$(903)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 113

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	155,604
Consumer Staples	89,338
Energy	105,050
Financial Services	383,571
Health Care	104,205
Materials and Processing	138,385
Producer Durables	173,549
Technology	166,601
Utilities	79,943
Warrants and Rights	8
Short-Term Investments	42,431
Total Investments	1,438,685

See accompanying notes which are an integral part of this quarterly report.

114 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Long-Term Fixed Income Investments - 89.7%				Baffinland Iron Corp.
Argentina - 1.2%				8.750% due 07/15/26 (Þ)	1,540	1,528
Agua y Saneamientos Argentinos SA				Bank of Montreal
6.625% due 02/01/23		1,001	786	2.100% due 06/15/20	227	225
Argentine Republic Government				Bank of Nova Scotia (The)
International Bond				4.375% due 01/13/21	218	224
6.875% due 01/26/27		200	169	Bombardier, Inc.
5.875% due 01/11/28		100	80	7.450% due 05/01/34 (Þ)	100	90
Series dscEUR				Brookfield Residential Properties, Inc.
7.820% due 12/31/33	EUR	1,927	1,979	6.375% due 05/15/25 (Þ)	487	457
Series EURGDP				Canadian Imperial Bank of Commerce
12.169% due 12/15/35 (Ê)	EUR	40,000	1,808	Series BKNT
Series WI.				2.100% due 10/05/20	227	224
7.625% due 04/22/46		1,268	1,030	Canadian Oil Sands, Ltd.
Provincia de Buenos Aires				6.000% due 04/01/42 (Þ)	422	421
7.875% due 06/15/27 (Þ)		300	246	Concordia International Corp.
YPF SA				8.000% due 09/06/24	491	468
Series REGS				Enbridge, Inc.
8.500% due 07/28/25		789	772	5.500% due 07/15/77 (Ê)	186	169
			6,870	First Quantum Minerals, Ltd.
Australia - 0.0%				7.250% due 05/15/22 (Þ)	408	402
Woolworths Group, Ltd.				7.250% due 04/01/23 (Þ)	580	555
4.550% due 04/12/21 (Þ)		217	220	6.500% due 03/01/24 (Þ)	800	734
				6.875% due 03/01/26 (Þ)	466	422
Austria - 0.0%				Kinross Gold Corp.
Raiffeisenlandesbank Niederoesterreich-				Series WI
Wien AG				5.950% due 03/15/24	668	688
5.875% due 11/27/23	EUR	200	252	4.500% due 07/15/27	904	814

Azerbaijan - 0.1%				MEG Energy Corp.
State Oil Company of Azerbaijan				6.375% due 01/30/23 (Þ)	960	850
Republic				7.000% due 03/31/24 (Þ)	1,510	1,333
6.950% due 03/18/30		731	804	New Gold, Inc.
				6.250% due 11/15/22 (Þ)	1,045	964
Bahrain - 0.4%				Norbord, Inc.
Bahrain Government International Bond				6.250% due 04/15/23 (Þ)	423	428
7.000% due 01/26/26 (Þ)		2,000	2,114	Parq Holdings, LP Term Loan
				10.303% due 12/17/20 (Ê)	1,767	1,754
Brazil - 1.0%				Quebecor Media, Inc.
Banco do Brasil SA				5.750% due 01/15/23	424	437
Series REGS				Suncor Energy, Inc.
9.250% due 10/29/49 (Ê)(ƒ)		579	624	6.500% due 06/15/38	181	219
Brazil Notas do Tesouro Nacional				Teck Resources, Ltd.
Series NTNF				6.000% due 08/15/40	198	199
10.000% due 01/01/23	BRL	8,000	2,344	6.250% due 07/15/41	299	311
10.000% due 01/01/27	BRL	1,400	412	5.400% due 02/01/43	150	142
BRF SA				Titan Acquisition, Ltd.
Series REGS				7.750% due 04/15/26 (Þ)	1,300	1,138
2.750% due 06/03/22	EUR	550	621	Toronto-Dominion Bank (The)
Cemig Geracao e Transmissao SA				1.800% due 07/13/21	233	227
Series REGS						16,098
9.250% due 12/05/24		597	651	Cayman Islands - 1.4%
Vale SA				Apidos CLO, Ltd.
5.625% due 09/11/42		600	597	Series 2018-29A Class B
Votorantim Cimentos SA				4.671% due 07/25/30 (Ê)(Þ)	300	286
Series REGS				Blue Mountain CLO, Ltd.
3.500% due 07/13/22	EUR	400	474	Series 2018-3A Class C
			5,723	4.971% due 10/25/30 (Ê)(Þ)	500	496
Canada - 2.8%				Carlyle Global Market Strategies
1011778 BC Unlimited Liability Co.				Series 2018-4A Class BR
Term Loan B2				4.861% due 10/20/27 (Ê)(Þ)	500	489
4.625% due 01/15/22 (Þ)		447	448	CIFC Funding, Ltd.
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ)		238	227

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 115

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2018-3A Class CR2			Colombia Government International
4.819% due 10/22/31 (Ê)(Þ)	500	490	Bond
Series 2018-4RA Class B			3.875% due 04/25/27		300	296
4.662% due 10/17/30 (Ê)(Þ)	500	489	7.375% due 09/18/37		1,000	1,269
Dryden Senior Loan Fund			6.125% due 01/18/41		600	683
Series 2017-30A Class DR			5.000% due 06/15/45		500	506
4.914% due 11/15/28 (Ê)(Þ)	500	483	Ecopetrol SA
Series 2018-45A Class CR			7.375% due 09/18/43		548	636
4.987% due 10/15/30 (Ê)(Þ)	500	489	5.875% due 05/28/45		101	100
Exantas Capital Corp.						3,490
Series 2018-RSO6 Class C			Costa Rica - 0.5%
3.811% due 06/15/35 (Ê)(Þ)	500	493	Banco Nacional de Costa Rica
Lamar Funding, Ltd.			Series REGS
Series REGS			6.250% due 11/01/23		335	331
3.958% due 05/07/25	890	748	Costa Rica Government International
LCM, Ltd.			Bond
Series 2018-28A Class C			7.000% due 04/04/44 (Þ)		2,000	1,785
4.602% due 10/20/30 (Ê)(Þ)	500	487	Instituto Costarricense de Electricidad
Madison Park Funding, Ltd.			Series REGS
Series 2018-14A Class CRR			6.375% due 05/15/43		865	635
4.669% due 10/22/30 (Ê)(Þ)	500	489				2,751
Series 2018-29A Class C			Czech Republic - 0.1%
4.980% due 10/18/30 (Ê)(Þ)	500	489	CEZ AS
Series 2019-32A Class C			Series REGS
4.807% due 01/22/31 (Ê)(Þ)	250	249	5.625% due 04/03/42		383	407
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR			Denmark - 0.4%
4.869% due 04/20/27 (Ê)(Þ)	250	237	TDC A/S
OmGrid Funding, Ltd.			3.750% due 03/02/22	EUR	300	379
Series REGS			5.625% due 02/23/23	GBP	700	1,014
5.196% due 05/16/27	716	628	Welltec A/S
SCOF-2, Ltd.			9.500% due 12/01/22 (Þ)		1,100	1,059
Series 2018-2A Class CR
5.047% due 07/15/28 (Ê)(Þ)	500	499				2,452
TPG Real Estate Finance Issuer, Ltd.			Dominican Republic - 0.5%
Series 2018-FL1 Class D			Dominican Republic International Bond
4.261% due 04/15/35 (Ê)(Þ)	500	493	7.450% due 04/30/44 (Þ)		1,000	1,088
Transocean Poseidon, Ltd.			6.850% due 01/27/45 (Þ)		2,000	2,065
6.875% due 02/01/27 (Þ)	300	305				3,153
		8,339	Ecuador - 0.4%
Chile - 0.3%			Ecuador Government International Bond
Corporacion Nacional del Cobre de Chile			10.750% due 01/31/29 (Þ)		300	305
Series REGS			Series REGS
3.625% due 08/01/27	250	243	7.950% due 06/20/24		450	426
Empresa de Transporte de Pasajeros			7.875% due 01/23/28		1,000	887
Metro SA			Republic of Ecuador Government
Series REGS			International Bond
5.000% due 01/25/47	568	577	Series REGS
Empresa Nacional del Petroleo			9.650% due 12/13/26		500	489
Series REGS						2,107
4.500% due 09/14/47	538	485	Egypt - 0.5%
Inversiones CMPC SA			Egypt Government International Bond
4.500% due 04/25/22 (Þ)	218	220	5.875% due 06/11/25 (Þ)		500	471
		1,525	6.875% due 04/30/40 (Þ)		3,000	2,580
China - 0.2%						3,051
China Evergrande Group			El Salvador - 0.3%
9.500% due 03/29/24	500	467	El Salvador Government International
8.750% due 06/28/25	596	529	Bond
Country Garden Holdings Co. , Ltd.			Series REGS
Series REGS			5.875% due 01/30/25		1,500	1,427
7.250% due 04/04/21	300	304	7.650% due 06/15/35		498	498
		1,300				1,925
Colombia - 0.6%			Ethiopia - 0.2%

See accompanying notes which are an integral part of this quarterly report.

116 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Ethiopia International Bond				3.000% due 06/20/22	EUR	500	590
6.625% due 12/11/24 (Þ)		1,000	1,006	METRO AG
				1.375% due 10/28/21	EUR	500	571
Finland - 0.3%				METRO Wholesale & Food Specialist
Nokia OYJ				AG
6.625% due 05/15/39		197	205	1.500% due 03/19/25	EUR	757	809
Teollisuuden Voima Oyj				Norddeutsche Landesbank Girozentrale
2.500% due 03/17/21	EUR	709	839	6.000% due 06/29/20	EUR	1,102	1,207
2.125% due 02/04/25	EUR	690	790	Nordex SE
			1,834	Series REGS
France - 1.1%				6.500% due 02/01/23	EUR	450	474
Casino Guichard Perrachon SA				RWE AG
4.498% due 03/07/24	EUR	700	772	Series EMTn
3.580% due 02/07/25	EUR	300	313	2.750% due 04/21/75 (Ê)	EUR	1,550	1,791
4.048% due 08/05/26	EUR	500	521	Tele Columbus AG
				Series REGS
Casino Guichard-Perrachon				3.875% due 05/02/25	EUR	400	417
4.561% due 01/25/23	EUR	600	671
France Government International Bond							11,868
0.010% due 03/25/24	EUR	150	172	Ghana - 0.2%
NEW Areva Holding SA				Ghana Government International Bond
3.500% due 03/22/21	EUR	100	119	8.125% due 01/18/26 (Þ)		700	711
4.875% due 09/23/24	EUR	400	475	10.750% due 10/14/30 (Þ)		250	294
Orano SA							1,005
3.250% due 09/04/20	EUR	800	947	Guernsey - 0.2%
Series EMTn				Summit Germany, Ltd.
3.125% due 03/20/23	EUR	700	803	Series REGS
Sanofi				2.000% due 01/31/25	EUR	1,200	1,284
4.000% due 03/29/21		216	221
Solvay Finance SA				Honduras - 0.1%
5.425% due 11/29/49 (Ê)(ƒ)	EUR	832	1,042	Honduras Government International
Vallourec SA				Bond
2.250% due 09/30/24	EUR	500	308	Series REGS
				7.500% due 03/15/24		500	538
			6,364
Gabon - 0.1%				Hong Kong - 0.1%
Gabon Government International Bond				Industrial & Commercial Bank of China,
6.375% due 12/12/24 (Þ)		500	478	Ltd.
				4.250% due 12/29/49 (Ê)(ƒ)		631	615
Georgia - 0.1%
Georgian Railway LLC				India - 0.0%
Series REGS				State Bank of India
7.750% due 07/11/22		550	577	5.500% due 09/29/49 (Ê)(ƒ)		200	198

Germany - 2.0%				Indonesia - 0.3%
Blitz F18-674 GmbH				Pertamina Persero PT
Series REGS				Series REGS
6.000% due 07/30/26	EUR	1,000	1,143	6.450% due 05/30/44		1,000	1,108
CBR Fashion Finance BV				Perusahaan Listrik Negara PT
Series REGS				Series REGS
5.125% due 10/01/22	EUR	550	536	5.250% due 10/24/42		657	629
CTC BondCo GMBH							1,737
Series REGS				Iraq - 0.2%
5.250% due 12/15/25	EUR	600	664	Iraq International Bond
Deutsche Bank AG				Series REGS
3.125% due 01/13/21		229	223	5.800% due 01/15/28		1,000	945
2.750% due 02/17/25	EUR	1,095	1,233
4.500% due 04/01/25		336	310	Ireland - 0.3%
Series EMTn				AerCap Ireland Capital DAC / AerCap
4.500% due 05/19/26	EUR	400	474	Global Aviation Trust
Douglas GmbH				3.650% due 07/21/27		261	235
Series REGS				Ardagh Packaging Finance PLC
6.250% due 07/15/22	EUR	200	183	4.625% due 05/15/23 (Þ)		181	181
K&S AG				Endo, Ltd. / Endo Finance LLC / Endo
4.125% due 12/06/21	EUR	1,014	1,243	Finco, Inc.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 117

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
6.000% due 07/15/23 (Þ)		970	793	National Company KazMunajGaz
VTB Bank				Series REGS
Series REGS				5.750% due 04/19/47		566	570
9.500% due 12/31/49 (Ê)(ƒ)		546	548				4,449
			1,757	Kenya - 0.2%
Italy - 2.5%				Kenya Government International Bond
Banca Popolare di Milano Scarl				Series REGS
7.125% due 03/01/21	EUR	406	495	6.875% due 06/24/24		1,000	998
Banco Popolare SC
6.000% due 11/05/20	EUR	700	835	Lebanon - 0.5%
6.375% due 05/31/21	EUR	576	696	Lebanon Government International Bond
Intesa Sanpaolo SpA				Series GMTN
6.625% due 09/13/23	EUR	410	538	6.375% due 03/09/20		1,850	1,774
5.017% due 06/26/24		917	841	Series REGS
3.928% due 09/15/26	EUR	950	1,106	8.250% due 04/12/21		1,000	950
4.375% due 01/12/48 (Þ)		228	176	6.000% due 01/27/23		230	199
Intesa Sanpaolo Vita SpA							2,923
4.750% due 12/31/49 (Ê)(ƒ)	EUR	600	670	Luxembourg - 3.3%
Leonardo SpA				Actavis Funding SCS
5.250% due 01/21/22	EUR	981	1,259	3.450% due 03/15/22		165	165
4.875% due 03/24/25	EUR	502	645	Altice Financing SA
Mediobanca Banca di Credito				7.500% due 05/15/26 (Þ)		435	412
Finanziario SpA				Cabot Financial (Luxembourg) SA
5.750% due 04/18/23	EUR	471	599	Series REGS
Mediobanca SpA				7.500% due 10/01/23	GBP	650	803
5.000% due 11/15/20	EUR	919	1,112	Evergreen Skills Lux Sarl 1st Lien Term
Telecom Italia SpA				Loan
5.250% due 02/10/22	EUR	450	554	7.249% due 04/28/21 (Ê)		2,342	1,904
5.875% due 05/19/23	GBP	400	543	Evergreen Skills Lux Sarl 2nd Lien Term
5.250% due 03/17/55	EUR	400	423	Loan
				10.749% due 04/28/22 (Ê)		1,060	543
Telecom Italia SpA/Milano
3.625% due 05/25/26	EUR	1,300	1,430	Garfunkelux Holdco 2 SA
				Series REGS
UniCredit SpA				11.000% due 11/01/23	GBP	1,200	1,157
6.950% due 10/31/22	EUR	1,147	1,491	Garfunkelux Holdco 3 SA
5.750% due 10/28/25 (Ê)	EUR	694	821	Series REGS
Wind Tre SpA				8.500% due 11/01/22	GBP	800	881
Series REGS				Garrett LI I Sarl / Garrett Borrowing LLC
2.750% due 01/20/24 (Ê)	EUR	300	307	Series REGS
3.125% due 01/20/25	EUR	200	202	5.125% due 10/15/26	EUR	800	797
			14,743	Gazprom OAO Via Gaz Capital SA
Jersey - 0.7%				6.510% due 03/07/22 (Þ)		211	223
AA Bond Co. , Ltd.				Series REGS
Series REGS				8.625% due 04/28/34		2,034	2,570
5.500% due 07/31/22	GBP	1,125	1,225	7.288% due 08/16/37		1,000	1,148
Galaxy Bidco, Ltd.				Intelsat Connect Finance SA
5.387% due 11/15/20 (Ê)	GBP	800	1,035	9.500% due 02/15/23 (Þ)		705	657
Galaxy Finco, Ltd.				Intelsat Jackson Holdings SA
Series REGS				8.500% due 10/15/24 (Þ)		531	536
7.875% due 11/15/21	GBP	1,200	1,526	9.750% due 07/15/25 (Þ)		110	115
HBOS Sterling Finance Jersey, LP				LSF9 Balta Issuer SARL
7.881% due 12/29/49 (Ê)(ƒ)	GBP	312	570	Series REGS
			4,356	7.750% due 09/15/22	EUR	486	528
Jordan - 0.2%				Mallinckrodt International Finance SA
Jordan Government International Bond				5.750% due 08/01/22 (Þ)		157	142
Series REGS				5.625% due 10/15/23 (Þ)		169	143
7.375% due 10/10/47		1,000	949	Mallinckrodt International Finance SA /
				Mallinckrodt CB LLC
Kazakhstan - 0.8%				5.500% due 04/15/25 (Þ)		283	219
KazMunayGas National Co. JSC				Monitchem Holdco 2 SA
6.000% due 11/07/44 (Þ)		3,000	2,909	Series REGS
Series REGS				6.875% due 06/15/22	EUR	1,255	1,234
6.000% due 11/07/44		1,000	970	Nielsen Company (Luxembourg) SARL
				(The)

See accompanying notes which are an integral part of this quarterly report.

118 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
5.500% due 10/01/21 (Þ)		410	413	6.750% due 09/21/47		1,552	1,353
OJSC Russian Agricultural Bank							10,497
Series REGS				Mongolia - 0.2%
8.500% due 10/16/23		200	206	Development Bank of Mongolia
Rossini SARL				Series REGS
Series REGS				7.250% due 10/23/23		350	350
6.750% due 10/30/25	EUR	375	439	Trade and Development Bank of
Russian Agricultural Bank OJSC Via				Mongolia LLC
RSHB Capital SA				Series REGS
Series REGS				9.375% due 05/19/20		505	526
8.500% due 10/16/23		475	490				876
Swissport Financing SARL				Morocco - 0.1%
Series RegS				Morocco Government International Bond
9.750% due 12/15/22	EUR	600	731	5.500% due 12/11/42 (Þ)		250	261
Takko Luxembourg 2 SCA				OCP SA
Series REGS				Series REGS
5.375% due 11/15/23 (Ê)	EUR	350	285	4.500% due 10/22/25		343	336
5.375% due 11/15/23	EUR	100	83	6.875% due 04/25/44		200	212
Telecom Italia Capital SA
6.375% due 11/15/33		600	545				809
6.000% due 09/30/34		60	52	Mozambique - 0.2%
7.200% due 07/18/36		196	189	Mozambique International Bond
				Series 144a
Telecom Italia Finance SA				10.500% due 01/18/23 (Ê)(Þ)		1,033	951
7.750% due 01/24/33	EUR	609	838

Venator Materials PLC				Netherlands - 2.2%
5.750% due 07/15/25 (Þ)		495	407	Deutsche Telekom International Finance
VTB Bank OJSC Via VTB Capital SA				BV
Series REGS				2.820% due 01/19/22 (Þ)		229	225
6.950% due 10/17/22		490	502	Diamond (BC) BV
			19,357	Series REGS
Macao - 0.1%				5.625% due 08/15/25	EUR	400	407
Industrial & Commercial Bank of China,				Enel Finance International NV
Ltd.				6.000% due 10/07/39 (Þ)		202	203
3.875% due 09/10/24 (Ê)		515	515	Kazakhstan Temir Zholy Finance BV
				Series REGS
Malta - 0.2%				6.950% due 07/10/42		664	737
VistaJet Malta Finance PLC				LBC Tank Terminals Holding
7.750% due 06/01/20 (Þ)		1,110	1,081	Netherlands BV
				6.875% due 05/15/23 (Þ)		750	699
Mexico - 1.8%				Lukoil International Finance BV
Banco Inbursa SA Institucion de Banca				6.656% due 06/07/22 (Þ)		208	222
Multiple				LYB International Finance BV
4.375% due 04/11/27 (Þ)		235	223	4.000% due 07/15/23		223	225
BBVA Bancomer SA				Maxeda DIY Holdings BV
6.500% due 03/10/21 (Þ)		215	223	Series REGS
Comision Federal de Electricidad				6.125% due 07/15/22	EUR	500	539
Series REGS				Petrobras Global Finance BV
5.750% due 02/14/42		625	599	4.750% due 01/14/25	EUR	1,129	1,410
Grupo Bimbo SAB de CV				6.250% due 12/14/26	GBP	1,155	1,623
4.875% due 06/30/20 (Þ)		215	219	6.875% due 01/20/40		228	231
Mexican Bonos				6.850% due 06/05/15		1,128	1,093
Series M 20
10.000% due 12/05/24	MXN	20,000	1,129	Shell International Finance BV
Mexico City Airport Trust				2.125% due 05/11/20		227	225
Series REGS				Srlev NV
5.500% due 07/31/47		200	177	9.000% due 04/15/41 (Ê)	EUR	680	884
Petroleos Mexicanos				Starfruit US Holdco LLC
6.625% due 06/15/38		4,000	3,550	Series REGS
6.500% due 06/02/41		650	567	6.500% due 10/01/26	EUR	400	441
5.500% due 06/27/44		2,000	1,580	Sunshine Mid BV
				Series REGS
Series WI				6.500% due 05/15/26	EUR	800	894
6.500% due 01/23/29		90	85	Teva Pharmaceutical Finance
5.625% due 01/23/46		1,000	792	Netherlands II BV

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 119

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
1.250% due 03/31/23	EUR	400	431	Qatar - 0.1%
1.125% due 10/15/24	EUR	1,156	1,171	Nakilat, Inc.
1.875% due 03/31/27	EUR	444	437	Series REGS
1.625% due 10/15/28	EUR	437	400	6.067% due 12/31/33		370	413
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ)		221	224	Russia - 0.4%
				Russian Federation International Bond
			12,721	Series REGS
Nigeria - 0.3%				7.500% due 03/31/30 (Ê)		623	690
Nigeria Government International Bond				Russian Railways Via RZD Capital PLC
6.500% due 11/28/27 (Þ)		500	478	7.900% due 10/19/24	RUB	115,000	1,680
Series REGS
6.750% due 01/28/21		1,000	1,030				2,370
				Saudi Arabia - 0.1%
			1,508	Saudi Arabia Government International
Oman - 0.2%				Bond
Oman Government International Bond				Series REGS
Series REGS				4.625% due 10/04/47		250	235
4.750% due 06/15/26		600	534	Saudi Electricity Global Sukuk Co.
5.625% due 01/17/28		500	455	Series REGS
6.500% due 03/08/47		500	419	5.500% due 04/08/44		450	462
			1,408				697
Pakistan - 0.4%				South Africa - 0.9%
Pakistan Government International Bond				Eskom Holdings SOC, Ltd.
Series REGS				Series REGS
7.875% due 03/31/36		2,700	2,589	5.750% due 01/26/21		800	784
				7.125% due 02/11/25		2,711	2,671
Panama - 0.1%				Republic of South Africa Government
Aeropuerto Internacional de Tocumen				Bond
SA				Series R186
Series REGS				10.500% due 12/21/26	ZAR	12,500	1,042
5.625% due 05/18/36		548	556	Transnet SOC, Ltd.
				Series REGS
Paraguay - 0.3%				4.000% due 07/26/22		639	612
Paraguay Government International
Bond							5,109
6.100% due 08/11/44 (Þ)		1,551	1,691	Spain - 0.2%
				Banco de Sabadell SA
Peru - 0.5%				6.250% due 04/26/20	EUR	750	908
Banco de Credito del Peru				Telefonica Emisiones SA
5.375% due 09/16/20 (Þ)		217	224	5.134% due 04/27/20		214	219
Banco Internacional del Peru SAA							1,127
5.750% due 10/07/20 (Þ)		211	218	Sri Lanka - 0.3%
Peruvian Government International Bond				Sri Lanka Government International
8.750% due 11/21/33		1,000	1,510	Bond
Petroleos del Peru SA				6.825% due 07/18/26		1,300	1,264
Series REGS				Series REGS
5.625% due 06/19/47		752	765	6.200% due 05/11/27		200	186
			2,717				1,450
Philippines - 0.1%				Sweden - 0.6%
Power Sector Assets & Liabilities				Telefonaktiebolaget LM Ericsson
Management Corp.				Series 7Y
Series REGS				1.875% due 03/01/24	EUR	1,090	1,245
7.390% due 12/02/24		607	724	Unilabs SubHolding AB
				Series REGS
Poland - 0.2%				5.750% due 05/15/25	EUR	350	385
Republic of Poland Government				Verisure Midholding AB
International Bond				Series REGS
Series 0420				5.750% due 12/01/23	EUR	1,750	1,998
1.500% due 04/25/20	PLN	5,100	1,372				3,628

Puerto Rico - 0.1%				Switzerland - 0.0%
				Novartis Capital Corp.
Popular, Inc.				4.400% due 04/24/20		219	223
6.125% due 09/14/23		453	465

				Thailand - 0.2%

See accompanying notes which are an integral part of this quarterly report.

120 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Bangkok Bank PCL				5.140% due 10/14/20		221	226
9.025% due 03/15/29 (Þ)		169	225	4.750% due 03/29/49 (Ê)(ƒ)	EUR	170	173
PTTEP Canada International Finance,				7.125% due 10/29/49 (Ê)(ƒ)	GBP	550	759
Ltd.				6.278% due 12/29/49 (Ê)(ƒ)		225	217
Series REGS				Boparan Finance PLC
6.350% due 06/12/42		370	440	Series REGS
PTTEP Treasury Center Co. , Ltd.				5.500% due 07/15/21	GBP	1,800	1,784
Series 144a				BP Capital Markets PLC
4.875% due 12/31/99 (Ê)(ƒ)(Þ)		348	346	2.500% due 11/06/22		205	200
			1,011	Co-operative Group Holdings, Ltd.
Tunisia - 0.1%				6.875% due 07/08/20 (Ê)	GBP	900	1,224
Banque Centrale de Tunisie SA				(5.035)% due 07/08/26 (Ê)	GBP	200	287
Series reGS				Daily Mail & General Trust PLC
5.750% due 01/30/25		633	549	6.375% due 06/21/27	GBP	500	743
				EI Group PLC
Turkey - 1.2%				6.875% due 02/15/21	GBP	740	1,032
TC Ziraat Bankasi AS				Ensco PLC
Series REGS				5.750% due 10/01/44		316	206
5.125% due 05/03/22		592	551	GKN Holdings PLC
Turkey Government International Bond				3.375% due 05/12/32	GBP	800	1,004
7.375% due 02/05/25		600	627
6.000% due 03/25/27		1,100	1,059	House of Fraser Funding PLC
				Series REGS
6.750% due 05/30/40		1,000	966	6.550% due 09/15/20 (Ê)(Ø)	GBP	400	31
4.875% due 04/16/43		500	392	IDH Finance PLC
6.625% due 02/17/45		2,000	1,895	Series REGS
5.750% due 05/11/47		200	171	6.250% due 08/15/22	GBP	450	485
Turkiye Halk Bankasi AS				International Game Technology PLC
Series RegS				Series REGS
3.875% due 02/05/20		240	230	4.750% due 03/05/20	EUR	1,100	1,313
Series REGS				Iron Mountain UK PLC
4.750% due 02/11/21		360	327	Series REGS
5.000% due 07/13/21		275	250	3.875% due 11/15/25	GBP	500	623
Turkiye Ihracat Kredi Bankasi AS				Jerrold Finco PLC
Series REGS				Series REGS
5.375% due 02/08/21		300	294	6.250% due 09/15/21	GBP	500	654
5.375% due 10/24/23		494	461	6.125% due 01/15/24	GBP	150	192
			7,223	Jewel UK Bondco PLC
Ukraine - 0.0%				Series REGS
Ukraine Government International Bond				8.500% due 04/15/23	GBP	250	313
Series GDP.				KCA Deutag UK Finance PLC
3.155% due 05/31/40 (Ê)(Þ)		195	119	9.875% due 04/01/22 (Þ)		900	698
Series GDP				9.625% due 04/01/23 (Þ)		200	151
3.155% due 05/31/40 (Ê)		200	122	Lloyds Bank PLC
			241	Series EMTn
United Arab Emirates - 0.2%				13.000% due 01/29/49 (Ê)(ƒ)	GBP	450	967
Abu Dhabi National Energy Co. PJSC				Lloyds Banking Group PLC
4.375% due 04/23/25 (Þ)		506	514	Series 144a
IDBI Bank, Ltd. /DIFC Dubai				6.657% due 12/31/49 (Ê)(ƒ)(Þ)		255	250
Series GMTN				Marks And Spencer PLC
4.250% due 11/30/20		529	522	7.125% due 12/01/37 (Þ)		204	216
			1,036	Ocado Group PLC
				Series REGS
United Kingdom – 7.1%				1.652% due 06/15/24		650	848
Algeco Scotsman Global Finance PLC				Oschadbank Via SSB #1 PLC
Series REGs				9.728% due 01/19/24 (Ê)		2,800	2,716
6.500% due 02/15/23	EUR	400	461	9.625% due 03/20/25 (Ê)(Þ)		725	703
Aon PLC
4.000% due 11/27/23		220	224	Perform Group Financing PLC
				Series REGS
Arrow Global Finance PLC				8.500% due 11/15/20	GBP	800	1,051
Series REGS
5.125% due 09/15/24	GBP	750	912	Petrobras Global Finance BV
Avon Products, Inc.				6.625% due 01/16/34	GBP	665	907

7.000% due 03/15/23		399	359	Series .
Barclays Bank PLC				5.375% due 10/01/29	GBP	1,100	1,410

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 121

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Privatbank CJSC Via UK SPV Credit				7.875% due 08/15/23	195	208
Finance PLC				Allergan, Inc.
11.000% due 02/09/21 (Ø)		1,577	142	2.800% due 03/15/23	237	229
RAC Bond Co. PLC				Alliant Holdings Intermediate, LLC
Series REGS				Term Loan B2
5.000% due 11/06/22	GBP	850	993	8.250% due 08/01/23 (Þ)	1,300	1,320
Royal Bank of Scotland Group PLC				Ally Financial, Inc.
6.100% due 06/10/23		212	222	7.500% due 09/15/20	417	439
7.648% due 09/30/49 (Ê)(ƒ)		196	239	8.000% due 11/01/31	49	59
Standard Chartered PLC				Altria Group, Inc.
7.014% due 12/30/49 (Ê)(ƒ)(Þ)		215	222	4.750% due 05/05/21	213	220
Synlab Unsecured Bondco PLC				Amazon. com, Inc.
Series REGS				Series WI
8.250% due 07/01/23	EUR	950	1,152	2.800% due 08/22/24	184	183
Tesco Corporate Treasury Services PLC				AMC Entertainment Holdings, Inc.
2.125% due 11/12/20	EUR	826	968	Series WI
2.500% due 07/01/24	EUR	280	332	6.375% due 11/15/24	1,300	1,609
Tesco PLC				American Airlines Group, Inc.
5.500% due 01/13/33	GBP	84	128	4.625% due 03/01/20 (Þ)	1,832	1,832
6.150% due 11/15/37 (Þ)		117	121	Amgen, Inc.
5.125% due 04/10/47	EUR	763	1,010	4.100% due 06/15/21	218	223
Thomas Cook Group PLC				Anheuser-Busch InBev Worldwide, Inc.
Series REGS				8.000% due 11/15/39	158	203
6.250% due 06/15/22	EUR	700	633	Anthem, Inc.
Travelex Financing PLC				2.500% due 11/21/20	226	224
Series REGS				Apergy Corp.
8.000% due 05/15/22	EUR	1,050	1,080	Series WI
Tullow Oil PLC				6.375% due 05/01/26	418	411
6.250% due 04/15/22 (Þ)		907	894	Apex Tool Group LLC / BC Mountain
TVL Finance PLC				Finance, Inc.
Series REGS				9.000% due 02/15/23 (Þ)	2,555	2,299
8.500% due 05/15/23	GBP	908	1,227	Apple, Inc.
Ukreximbank Via Biz Finance PLC				2.250% due 02/23/21	226	224
9.522% due 02/09/23 (Ê)(Þ)		6,067	5,674	APX Group, Inc.
9.750% due 01/22/25 (Þ)		617	597	Series WI
Series REGS				7.875% due 12/01/22	458	443
9.625% due 04/27/22		158	158	Aramark Services, Inc.
9.750% due 01/22/25		300	290	Series WI
Virgin Media Secured Finance PLC				5.125% due 01/15/24	418	422
5.250% due 01/15/21		191	192	Arconic, Inc.
5.500% due 01/15/21	GBP	498	691	5.400% due 04/15/21	810	824
Viridian Group FinanceCo PLC				5.900% due 02/01/27	288	288
Series REGS				5.950% due 02/01/37	108	103
4.750% due 09/15/24	GBP	500	630	Ashland, Inc.
Vue International Bidco PLC				4.750% due 08/15/22	446	449
Series REGS				AssuredPartners, Inc.
7.875% due 07/15/20	GBP	200	262	7.000% due 08/15/25 (Þ)	2,300	2,197
			41,196	Asurion LLC 2nd Lien Term
United States – 46.3%				8.999% due 08/04/25 (Ê)	1,710	1,719
Acrisure LLC / Acrisure Finance, Inc.				AT&T, Inc.
8.125% due 02/15/24 (Þ)		259	263	3.000% due 02/15/22	151	150
7.000% due 11/15/25 (Þ)		765	666	Atrium CDO Corp.
				Series 2017-12A Class DR
AES Corp.				5.561% due 04/22/27 (Ê)(Þ)	250	245
4.875% due 05/15/23		410	414
				Avanos Medical, Inc.
Affinion Group, Inc.				Series WI
12.500% due 11/10/22 (Þ)		546	387	6.250% due 10/15/22	650	662
Ajax Mortgage Loan Trust				Avantor, Inc.
Series 2018-A Class A				9.000% due 10/01/25 (Þ)	2,681	2,768
3.850% due 04/25/58 (Þ)		716	717
				Axis Specialty Finance LLC
Albertsons Cos. LLC				5.875% due 06/01/20	213	220
7.500% due 03/15/26 (Þ)		319	319
Allegheny Technologies, Inc.				Babson CLO, Ltd.
5.950% due 01/15/21		128	130

See accompanying notes which are an integral part of this quarterly report.

122 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-IA Class C			BP Capital Markets America, Inc.
3.680% due 07/20/25 (Ê)(Þ)	250	250	4.500% due 10/01/20	215	221
Ball Corp.			Brazil Loan Trust 1
4.375% due 12/15/20	425	431	5.477% due 07/24/23 (Þ)	1,370	1,408
Banc of America Commercial Mortgage			Brighthouse Financial, Inc.
Trust			Series WI
Series 2017-BNK3 Class XB			4.700% due 06/22/47	270	209
Interest Only STRIP			Broadcom Corp. / Broadcom Cayman
0.781% due 02/15/50 (Ê)	20,000	889	Finance, Ltd.
BANK Commercial Mortgage Pass-			Series WI
Through Certificates			3.875% due 01/15/27	163	150
Series 2017-BNK5 Class XA
Interest Only STRIP			Brown & Brown, Inc.
1.236% due 06/15/60 (Ê)	13,684	855	4.200% due 09/15/24	227	227
Series 2017-BNK8 Class XA			Burlington Northern Santa Fe LLC
Interest Only STRIP			3.400% due 09/01/24	167	170
0.886% due 11/15/50 (Ê)	19,244	1,006	BWAY Holding Co.
Series 2018-BN12 Class D			Series REGS
3.000% due 05/15/61 (Þ)	1,125	911	4.750% due 04/15/24	300	342
Bank of America Corp.			BX Commercial Mortgage Trust
5.625% due 07/01/20	215	223	Series 2018-IND Class G
Bank of America Merrill Lynch Mortgage			4.559% due 11/15/35 (Ê)(Þ)	369	366
Securities Trust			C&S Group Enterprises LLC
Series 2018-DSNY Class D			5.375% due 07/15/22 (Þ)	1,471	1,449
4.050% due 09/15/34 (Ê)(Þ)	1,000	994	Cablevision Systems Corp.
Barclays Commercial Mortgage			5.875% due 09/15/22	424	426
Securities Trust			Calpine Corp.
Series 2017-C1 Class XA			5.875% due 01/15/24 (Þ)	421	421
Interest Only STRIP			Calumet Specialty Products Co.
1.683% due 02/15/50 (Ê)	10,586	949	7.625% due 01/15/22	567	530
BAT Capital Corp.			CAMB Commercial Mortgage Trust
Series WI			Series 2019-LIFE Class D
2.297% due 08/14/20	229	226	4.250% due 12/15/37 (Ê)(Þ)	80	80
Bayer US Finance II LLC			Series 2019-LIFE Class E
2.750% due 07/15/21 (Þ)	229	223	4.650% due 12/15/37 (Ê)	1,000	1,003
BCPE Eagle Buyer LLC 2nd Lien Term			Carlson Travel, Inc.
Loan			9.500% due 12/15/24 (Þ)	816	762
10.499% due 03/16/25 (Ê)	2,590	2,488	Carlyle Global Market Strategies CLO,
Becton Dickinson and Co.			Ltd.
2.894% due 06/06/22	229	225	Series 2018-2A Class CR
Bed Bath & Beyond, Inc.			5.015% due 04/27/27 (Ê)(Þ)	300	287
5.165% due 08/01/44	210	155	Series 2018-2A Class DR
Benchmark Mortgage Trust			7.115% due 04/27/27 (Ê)(Þ)	400	373
Series 2018-B4 Class XA			CarMax Auto Owner Trust
Interest Only STRIP			Series 2018-4 Class D
0.544% due 07/15/51 (Ê)	12,260	453	4.150% due 04/15/25	500	506
Berkshire Hathaway Energy Co.			Carvana Co.
Series WI			8.875% due 10/01/23 (Þ)	476	456
4.500% due 02/01/45	224	228	Caterpillar Financial Services Corp.
Berkshire Hathaway Finance Corp.			2.950% due 05/15/20	225	226
5.750% due 01/15/40	149	182	CBL & Associates LP
Berkshire Hathaway, Inc.			5.950% due 12/15/26	475	378
2.750% due 03/15/23	230	228	CCO Holdings LLC / CCO Holdings
Berry Global, Inc.			Capital Corp.
5.125% due 07/15/23	421	422	5.875% due 04/01/24 (Þ)	1,184	1,214
Blue Mountain CLO, Ltd.			5.750% due 02/15/26	422	429
Series 2018-1A Class DR			5.500% due 05/01/26 (Þ)	571	570
5.411% due 04/20/27 (Ê)(Þ)	400	388	5.875% due 05/01/27 (Þ)	227	228
Series 2018-3A Class CR			Series DMTN
4.816% due 11/15/30 (Ê)(Þ)	250	245	5.000% due 02/01/28 (Þ)	852	809
BMW US Capital LLC			CD Commercial Mortgage Trust
2.150% due 04/06/20 (Þ)	227	225	Series 2016-CD1 Class XA
Bowman Park CLO, Ltd.			Interest Only STRIP
Series 2015-1A Class E			1.560% due 08/10/49 (Ê)	11,776	924
8.077% due 11/23/25 (Ê)(Þ)	400	391	CDK Global, Inc.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 123

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			Series 2018-1 Class B1
5.000% due 10/15/24	305	304	4.362% due 02/25/48 (Ê)(Þ)	900	892
Centene Corp.			Comcast Cable Communications
Series WI			Holdings, Inc.
5.625% due 02/15/21	445	452	9.455% due 11/15/22	179	219
Century Aluminum Co.			Comcast Corp.
7.500% due 06/01/21 (Þ)	310	309	3.700% due 04/15/24	147	150
CenturyLink, Inc.			Commercial Mortgage Trust
Series G			Series 2013-CR8 Class D
6.875% due 01/15/28	1,260	1,146	4.080% due 06/10/46 (Ê)(Þ)	1,000	949
Series T			Series 2014-CR21 Class XA
5.800% due 03/15/22	404	405	Interest Only STRIP
CF Industries, Inc.			1.102% due 12/10/47 (Ê)	9,357	369
7.125% due 05/01/20	150	155	Series 2017-COR2 Class XA
3.450% due 06/01/23	433	418	Interest Only STRIP
			1.332% due 09/10/50 (Ê)	5,386	428
4.950% due 06/01/43	147	122	Commonbond Student Loan Trust
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA			Series 2017-AGS Class C
			5.280% due 05/25/41 (Þ)	237	244
Interest Only STRIP			Communications Sales & Leasing, Inc. /
0.751% due 12/10/54 (Ê)	16,462	781	CSL Capital LLC
Chaparral Energy, Inc.			Series WI
8.750% due 07/15/23 (Þ)	464	357	8.250% due 10/15/23	1,829	1,692
Charming Charlie, Inc. Term Loan A			Connecticut Avenue Securities Trust
Zero coupon due 04/24/23 (Ê)	358	134	Series 2018-R07 Class 1M2
Charming Charlie, Inc. Term Loan B			4.681% due 04/25/31 (Ê)(Þ)	1,000	1,008
Zero coupon due 04/24/23 (Ê)	443	165	Constellation Brands, Inc.
Charter Communications Operating LLC			3.700% due 12/06/26	234	227
/ Charter Communications Operating			Continental Wind LLC
Capital			6.000% due 02/28/33 (Þ)	223	237
Series WI
4.200% due 03/15/28	236	228	Cornerstone Chemical Comp.
			Series 000E
Chevron Corp.			6.750% due 08/15/24 (Þ)	680	641
2.895% due 03/03/24	228	227
			Coventry Health Care, Inc.
Cigna Corp.			5.450% due 06/15/21	211	220
4.500% due 03/15/21	220	224
			Crimson Merger Sub, Inc.
CIM Trust			6.625% due 05/15/22 (Þ)	2,156	2,080
Series 2018-INV1 Class A10			Crown Americas LLC / Crown Americas
4.000% due 08/25/48 (Ê)(Þ)	500	495	Capital Corp. IV
Cisco Systems, Inc.			4.500% due 01/15/23	425	428
2.200% due 02/28/21	182	180	Crown Americas LLC / Crown Americas
CIT Group, Inc.			Capital Corp. V
5.000% due 08/15/22	417	427	Series WI
Citgo Holding, Inc.			4.250% due 09/30/26	454	431
10.750% due 02/15/20 (Þ)	2,017	2,047	Crown Castle International Corp.
Citigroup Commercial Mortgage Trust			3.200% due 09/01/24	170	163
Series 2014-GC19 Class E			CSC Holdings LLC
4.400% due 03/10/47 (Ê)(Þ)	1,000	944	7.500% due 04/01/28	669	687
Series 2017-P8 Class XA			Series 144S
Interest Only STRIP			5.125% due 12/15/21 (Þ)	449	450
1.071% due 09/15/50 (Ê)	4,050	253
Series 2018-C5 Class XA			CVS Health Corp.
Interest Only STRIP			2.800% due 07/20/20	226	225

0.604% due 06/10/51 (Ê)	7,489	377	DaVita HealthCare Partners, Inc.
			5.000% due 05/01/25	452	435
Clear Channel Worldwide Holdings, Inc.			DBWF Mortgage Trust
Series A
7.625% due 03/15/20	2,100	2,084	Series 2015-LCM Class D
Cleveland-Cliffs Inc.			3.535% due 06/10/34 (Ê)(Þ)	1,000	878

6.250% due 10/01/40	232	190	Series 2018-GLKS Class E
Coca-Cola Co. (The)			5.398% due 11/19/35 (Ê)(Þ)	710	709

1.875% due 10/27/20	229	226	DCP Midstream LLC
Colfax Corp.			6.750% due 09/15/37 (Þ)	89	91

6.375% due 02/15/26	162	162	Dell, Inc.
			4.625% due 04/01/21	176	177
COLT Funding LLC			5.400% due 09/10/40	704	591
4.518% due 03/25/49 (Ê)(Þ)	1,000	1,000

See accompanying notes which are an integral part of this quarterly report.

124 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Delta Air Lines, Inc.			Exelon Generation Co. LLC
3.625% due 03/15/22	227	226	5.600% due 06/15/42	174	170
Dexko Global, Inc. 2nd Lien Term Loan			Express Scripts Holding Co.
11.053% due 07/24/25 (Ê)	1,390	1,383	3.300% due 02/25/21	180	180
Diamond Offshore Drilling, Inc.			Fannie Mae Connecticut Avenue
4.875% due 11/01/43	220	135	Securities
DISH DBS Corp.			Series 2018-C01 Class 1B1
6.750% due 06/01/21	426	434	5.124% due 07/25/30 (Ê)	1,300	1,282
Series WI			Series 2018-C02 Class 2M2
7.750% due 07/01/26	593	511	4.160% due 08/25/30 (Ê)	1,300	1,297
Domino's Pizza Master Issuer LLC			Series 2018-C03 Class 1M2
Series 2015-1A Class A2II			4.110% due 10/25/30 (Ê)	750	750
4.474% due 10/25/45 (Þ)	729	742	Series 2018-C04 Class 2B1
Dow Chemical Co. (The)			7.010% due 12/25/30 (Ê)	1,000	1,005
5.250% due 11/15/41	210	213	Series 2018-C05 Class 1B1
Dresdner Funding Trust I			6.760% due 01/25/31 (Ê)	1,000	1,000
8.151% due 06/30/31 (Þ)	220	266	Series 2018-C05 Class 1M2
Earnest Student Loan Program LLC			4.432% due 01/25/31 (Ê)	970	972
Series 2017-A Class C			Series 2018-C06 Class 1B1
4.130% due 01/25/41 (Þ)	240	235	6.260% due 03/25/31 (Ê)	750	724
Edgewell Personal Care Co.			Series 2018-C06 Class 1M2
4.700% due 05/19/21	390	393	4.510% due 03/25/31 (Ê)	600	594
4.700% due 05/24/22	437	437	Series 2018-C06 Class 2B1
Education Management LLC Term Loan			6.610% due 03/25/31 (Ê)	750	729
B			Series 2018-C06 Class 2M2
14.000% due 07/02/20 (Ê)	303	—	4.610% due 03/25/31 (Ê)	700	689
El Paso Natural Gas Co. LLC			FedEx Corp.
Series *			2.625% due 08/01/22	231	226
8.375% due 06/15/32	175	220	Ferrellgas Partners, LP / Ferrellgas
Elanco Animal Health, Inc.			Partners Finance Corp.
4.272% due 08/28/23 (Þ)	425	428	8.625% due 06/15/20	1,158	863
Embarq Corp.			Flagstar Mortgage Trust
7.995% due 06/01/36	466	440	Series 2018-6RR Class B1
EMD Finance LLC			5.067% due 10/25/48 (Ê)(Þ)	498	517
2.950% due 03/19/22 (Þ)	183	181	Ford Holdings LLC
Endo Finance LLC / Endo Finco, Inc.			9.300% due 03/01/30	183	204
5.375% due 01/15/23 (Þ)	116	95	Ford Motor Credit Co. LLC
Series 144a			3.096% due 05/04/23	200	181
7.250% due 01/15/22 (Þ)	51	48	Foresight Energy LLC / Foresight Energy
Endo Finance LLC / Endo, Ltd. / Endo			Finance Corp.
Finco, Inc.			11.500% due 04/01/23 (Þ)	1,520	1,303
6.000% due 02/01/25 (Þ)	150	116	Freddie Mac Structured Agency Credit
Energy Ventures Gom LLC / EnVen			Risk
Finance Corp.			Series 2017-HQA2 Class M2
11.000% due 02/15/23 (Þ)	260	278	3.887% due 12/25/29 (Ê)	750	773
Engineered Machinery Holdings, Inc.			Series 2018-HQA1 Class M2
2nd Lien Term Loan			4.154% due 09/25/30 (Ê)	750	744
10.053% due 07/19/25 (Ê)	570	555	Series 2018-HQA2 Class M2
EnLink Midstream Partners LP			4.615% due 10/25/48 (Ê)(Þ)	1,000	990
4.400% due 04/01/24	233	223	Freddie Mac Structured Agency Credit
EnLink Midstream Partners, LP			Risk Notes
4.150% due 06/01/25	350	328	Series 2018-DNA1 Class M2
Enova International, Inc.			3.361% due 07/25/30 (Ê)	1,000	984
8.500% due 09/01/24 (Þ)	500	454	Freeport-McMoRan, Inc.
Enterprise Products Operating LLC			5.400% due 11/14/34	450	398
5.200% due 09/01/20	217	224	5.450% due 03/15/43	322	277
Envision Healthcare Corp.			Gap, Inc. (The)
8.750% due 10/15/26 (Þ)	2,444	2,229	5.950% due 04/12/21	205	212
EP Energy / Everest Acquisition			GCI, Inc.
Finance, Inc.			6.750% due 06/01/21	444	446
Series NCD			General Electric Co.
8.000% due 02/15/25 (Þ)	669	330	2.700% due 10/09/22	235	225
Equinix, Inc.			General Mills, Inc.
5.375% due 01/01/22	453	460	3.150% due 12/15/21	225	224

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 125

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
General Motors Financial Co. , Inc.			Home Depot, Inc. (The)
4.200% due 11/06/21	165	166	4.400% due 04/01/21	217	225
Genesis Energy, LP			HSBC Finance Corp.
5.625% due 06/15/24	490	451	6.676% due 01/15/21	209	218
Genesis Energy, LP / Genesis Energy			HUB International, Ltd.
Finance Corp.			7.000% due 05/01/26 (Þ)	1,190	1,154
6.500% due 10/01/25	673	636	Hyundai Capital America
Genworth Holdings, Inc.			2.750% due 09/18/20 (Þ)	227	224
7.200% due 02/15/21	566	571	IBM Credit LLC
6.500% due 06/15/34	511	423	1.800% due 01/20/21	231	226
GEO Group, Inc. (The)			Icahn Enterprises, LP / Icahn
5.875% due 10/15/24	492	445	Enterprises Finance Corp.
Georgia Power Co.			6.000% due 08/01/20	417	421
Series C			IMS Health, Inc.
2.000% due 09/08/20	230	227	4.875% due 05/15/23 (Þ)	448	453
GLP Capital, LP / GLP Financing II, Inc.			Intel Corp.
4.875% due 11/01/20	217	220	2.450% due 07/29/20	222	222
Golden Nugget, Inc.			International Business Machines Corp.
8.750% due 10/01/25 (Þ)	617	632	1.625% due 05/15/20	230	227
Goldman Sachs Capital I			International Paper Co.
6.345% due 02/15/34	152	180	4.350% due 08/15/48	248	220
Goldman Sachs Group, Inc. (The)			Invitation Homes Trust
Series D			Series 2018-SFR4 Class D
6.000% due 06/15/20	163	169	3.900% due 01/17/38 (Ê)(Þ)	1,000	995
Goldman Sachs Mortgage Securities			Iron Mountain, Inc.
Trust			5.750% due 08/15/24	431	428
Series 2018-LUAU Class D			iStar, Inc.
4.509% due 11/15/32 (Ê)(Þ)	1,000	989	5.250% due 09/15/22	444	437
Series 2018-LUAU Class E			J. G. Wentworth XLII LLC
5.059% due 11/15/32 (Ê)(Þ)	1,000	989	Series 2018-2A Class B
Graphic Packaging International, Inc.			4.700% due 10/15/77 (Þ)	500	513
4.750% due 04/15/21	424	427	Jack Ohio Finance LLC / Jack Ohio
GS Mortgage Securities Trust			Finance 1 Corp.
Series 2012-GCJ7 Class E			10.250% due 11/15/22 (Þ)	1,010	1,088
5.000% due 05/10/45 (Ê)(Þ)	310	214	JBS USA LLC
Series 2013-GC14 Class XA			7.250% due 06/01/21 (Þ)	1,090	1,100
Interest Only STRIP			JBS USA LUX SA / JBS USA Finance,
0.789% due 08/10/46 (Ê)	15,735	374	Inc.
Series 2015-FRR1 Class K3B			6.750% due 02/15/28 (Þ)	1,043	1,065
5.396% due 06/27/41 (Ê)	1,181	1,175	JC Penney Corp. , Inc.
GTT Communications, Inc.			7.400% due 04/01/37	281	103
Series 144a			Jefferies Finance LLC
7.875% due 12/31/24 (Þ)	2,470	2,174	7.250% due 08/15/24 (Þ)	380	361
Hadrian Merger Sub, Inc.			Johnson & Johnson
8.500% due 05/01/26 (Þ)	484	453	2.050% due 03/01/23	121	118
Hartford Financial Services Group, Inc.			Jonah Energy LLC / Jonah Energy
(The)			Finance Corp.
5.125% due 04/15/22	210	221	7.250% due 10/15/25 (Þ)	1,333	986
HCA Healthcare, Inc.			JPMBB Commercial Mortgage Securities
6.250% due 02/15/21	407	424	Trust
HCA, Inc.			Series 2014-C26 Class E
7.500% due 11/15/95	462	461	4.000% due 01/15/48 (Þ)	190	151
HealthSouth Corp.			Series 2014-C26 Class F
Series WI			4.000% due 01/15/48 (Þ)	1,000	698
5.750% due 09/15/25	446	450	Series 2015-C27 Class XA
Helios Issuer LLC			Interest Only STRIP
Series 2018-1A Class A			1.529% due 02/15/48 (Ê)	3,983	194
4.870% due 07/20/48 (Þ)	991	1,017	JPMorgan Chase & Co.
Series 2018-1A Class B			2.550% due 03/01/21	229	228
7.710% due 07/20/48 (Þ)	978	989	JPMorgan Chase Commercial Mortgage
High Ridge Brands Co.			Securities Trust
8.875% due 03/15/25 (Þ)	970	417	Series 2011-C4 Class G
Highwoods Realty, LP			3.873% due 07/15/46 (Ê)(Þ)	1,000	979
3.625% due 01/15/23	211	209

See accompanying notes which are an integral part of this quarterly report.

126 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-C5 Class D			Madison Park Funding, Ltd.
5.408% due 08/15/46 (Ê)(Þ)	1,217	1,213	Series 2018-31A Class C
JPMorgan Chase Commercial Mortgage			4.926% due 01/23/31 (Ê)(Þ)	250	244
Trust			Marathon Petroleum Corp.
Series 2013-C10 Class E			4.750% due 09/15/44	235	218
3.500% due 12/15/47 (Ê)(Þ)	1,000	884	Marlette Funding Trust
JPMorgan Mortgage Trust			Series 2017-3A Class C
Series 2018-3 Class B3			4.010% due 12/15/24 (Þ)	1,250	1,244
3.783% due 09/25/48 (Ê)(Þ)	885	814	Series 2018-4A Class C
Series 2019-1 Class A3			4.910% due 12/15/28 (Þ)	1,000	1,017
4.000% due 05/25/49 (Ê)(Þ)	500	502	Mattel, Inc.
Kenan Advantage Group, Inc.			2.350% due 08/15/21	476	441
7.875% due 07/31/23 (Þ)	1,000	959	MDC Holdings, Inc.
Kennedy-Wilson, Inc.			5.500% due 01/15/24	165	166
5.875% due 04/01/24	440	430	6.000% due 01/15/43	82	68
Keurig Dr Pepper, Inc.			Medtronic, Inc.
4.057% due 05/25/23 (Þ)	181	183	Series WI
Kosmos Energy, Ltd.			3.150% due 03/15/22	180	182
7.875% due 08/01/21 (Þ)	1,115	1,115	MGM Resorts International
Series 144a			6.750% due 10/01/20	429	448
7.875% due 08/01/21 (Þ)	1,139	1,142	MH Sub I LLC 2nd Lien Term Loan
Kraft Heinz Foods Co.			10.019% due 08/16/25 (Ê)	650	624
4.875% due 02/15/25 (Þ)	220	224	Microsoft Corp.
L Brands, Inc.			2.375% due 02/12/22	181	180
6.950% due 03/01/33	201	162	Midas Intermediate Holdco II LLC
Ladder Capital Finance Holdings LLLP			7.875% due 10/01/22 (Þ)	710	657
5.250% due 10/01/25 (Þ)	482	447	Morgan Stanley Bank of America Merrill
Lamar Media Corp.			Lynch Trust
Series WI			Series 2014-C15 Class D
5.750% due 02/01/26	408	423	5.057% due 04/15/47 (Ê)(Þ)	220	223
LCM, Ltd.			Series 2016-C29 Class XB
Series 2018-22A Class CR			Interest Only STRIP
5.302% due 10/20/28 (Ê)(Þ)	800	778	1.115% due 05/15/49 (Ê)	7,710	478
LCSS Financing LLC			Morgan Stanley Capital I Trust
Series 2018-A Class A			Series 2017-HR2 Class XA
4.700% due 12/15/62 (Þ)	998	1,041	Interest Only STRIP
Lennar Corp.			0.799% due 12/15/50 (Ê)	3,042	168
Series WI			Mosaic Solar Loan Trust
8.375% due 01/15/21	388	418	Series 2018-2GS Class A
Leucadia National Corp.			4.200% due 02/22/44 (Þ)	453	453
5.500% due 10/18/23	212	222	Series 2018-2GS Class B
Liberty Interactive LLC			4.740% due 02/22/44 (Þ)	275	270
8.500% due 07/15/29	412	418	Mosaic Solar Loans LLC
Liberty Property, LP			Series 2017-2A Class C
4.750% due 10/01/20	219	223	2.000% due 06/22/43 (Þ)	725	684
Live Nation Entertainment, Inc.			MSCI, Inc.
5.625% due 03/15/26 (Þ)	451	456	5.750% due 08/15/25 (Þ)	411	425
LKQ Corp.			Murphy Oil Corp.
4.750% due 05/15/23	459	461	5.875% due 12/01/42	67	56
			Nationstar Mortgage LLC / Nationstar
Lockheed Martin Corp.			Capital Corp.
2.500% due 11/23/20	226	225	6.500% due 07/01/21	433	432
Louisiana-Pacific Corp.			Navient Corp.
Series WI
4.875% due 09/15/24	435	427	Series MTN
			8.000% due 03/25/20	494	514
Lowe's Cos. , Inc.			5.625% due 08/01/33	79	60
2.500% due 04/15/26	167	153
			NBCUniversal Media LLC
LPL Holdings, Inc.			2.875% due 01/15/23	182	181
5.750% due 09/15/25 (Þ)	747	735
			Neenah, Inc.
M/I Homes, Inc.			5.250% due 05/15/21 (Þ)	448	440
Series WI
5.625% due 08/01/25	728	666	Netflix, Inc.
Mack-Cali Realty, LP			5.375% due 02/01/21	413	422
3.150% due 05/15/23	518	442	Nevada Power Co.
			5.375% due 09/15/40	201	222

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 127

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
New Albertsons, L. P.			Peabody Energy Corp.
7.450% due 08/01/29	164	143	6.375% due 03/31/25 (Þ)	459	443
New Albertsons, LP			Peabody Securities Finance Corp.
Series MTNC			6.000% due 03/31/22 (Þ)	952	951
6.625% due 06/01/28	116	92	PepsiCo, Inc.
New Cingular Wireless Services, Inc.			2.000% due 04/15/21	220	217
8.750% due 03/01/31	167	218	Performance Food Group, Inc.
NFP Corp.			5.500% due 06/01/24 (Þ)	490	483
6.875% due 07/15/25 (Þ)	1,120	1,064	Philip Morris International, Inc.
NGPL PipeCo LLC			2.625% due 02/18/22	230	226
7.768% due 12/15/37 (Þ)	211	252	Phillips 66
Nielsen Finance LLC / Nielsen Finance			5.875% due 05/01/42	191	218
Co.			Pilgrim's Pride Corp.
5.000% due 04/15/22 (Þ)	1,030	1,028	5.750% due 03/15/25 (Þ)	433	424
Noble Holding International, Ltd.			5.875% due 09/30/27 (Þ)	608	587
7.950% due 04/01/25	195	158	Plains All American Pipeline, LP / PAA
6.200% due 08/01/40	170	105	Finance Corp.
8.950% due 04/01/45	69	55	2.850% due 01/31/23	235	225
Nokia of Americal Corp.			Plastipak Holdings, Inc.
6.450% due 03/15/29	425	411	6.250% due 10/15/25 (Þ)	1,420	1,282
Northrop Grumman Corp.			PNC Funding Corp.
3.500% due 03/15/21	224	226	4.375% due 08/11/20	219	224
Northwest Acquisitions ULC / Dominion			Polaris Intermediate Corp.
Finco, Inc.			8.500% due 12/01/22 (Þ)	2,300	2,208
7.125% due 11/01/22 (Þ)	2,500	2,491	Post Holdings, Inc.
Novelis Corp.			5.750% due 03/01/27 (Þ)	436	427
5.875% due 09/30/26 (Þ)	420	406	Precision Castparts Corp.
NuStar Logistics, LP			2.500% due 01/15/23	184	179
4.800% due 09/01/20	329	330	Prime Security Services Borrower LLC /
NVA Holdings, Inc.			Prime Finance, Inc.
6.875% due 04/01/26 (Þ)	840	802	9.250% due 05/15/23 (Þ)	635	672
Oceaneering International, Inc.			Progress Energy, Inc.
4.650% due 11/15/24	258	219	7.750% due 03/01/31	135	180
One Call Corp.			PulteGroup, Inc.
Series 144a			6.000% due 02/15/35	179	157
7.500% due 07/01/24 (Þ)	2,835	2,665	Qwest Capital Funding, Inc.
One Call Corp. 1st Lien Term Loan B			6.875% due 07/15/28	96	81
7.760% due 11/27/22 (Ê)	806	711	7.750% due 02/15/31	91	77
Optimas OE Solutions Holding LLC /			Qwest Corp.
Optimas OE Solutions, Inc.			6.750% due 12/01/21	538	575
8.625% due 06/01/21 (Þ)	2,020	1,869	6.875% due 09/15/33	63	59
Oracle Corp.			Radian Group, Inc.
2.500% due 10/15/22	229	226	5.250% due 06/15/20	424	428
Orchestra Borrower LLC and Orchestra			Radio One, Inc. 1st Lien Term Loan B
Co-Issuer, Inc.			6.500% due 04/18/23 (Ê)	2,098	1,993
6.750% due 06/15/22 (Þ)	1,859	1,887
			RBS Capital Trust II
Owens Corning			6.425% due 12/29/49 (Ê)(ƒ)	112	134
7.000% due 12/01/36	193	207	Realogy Group LLC / Realogy Co-Issuer
Pacific Gas and Electric Co.			Corp.
4.650% due 08/01/28 (Ø)(Þ)	220	183	5.250% due 12/01/21 (Þ)	440	440
PacifiCorp			Recette CLO LLC
6.350% due 07/15/38	177	222	Series 2017-1A Class DR
Pactiv LLC			5.219% due 10/20/27 (Ê)(Þ)	298	290
7.950% due 12/15/25	200	198	RegionalCare Hospital Partners
Palmer Square Loan Funding, Ltd.			Holdings, Inc.
Series 2017-1A Class D			8.250% due 05/01/23 (Þ)	2,210	2,340
7.637% due 10/15/25 (Ê)(Þ)	260	253	Resolute Energy Corp.
Series 2018-1A Class D			8.500% due 05/01/20	580	581
6.737% due 04/15/26 (Ê)(Þ)	400	371	Revlon Consumer Products Corp.
Parfums Holding Co. , Inc. 2nd Lien			5.750% due 02/15/21	513	410
Term Loan			Reynolds American, Inc.
11.560% due 06/30/25 (Ê)	1,420	1,422	3.250% due 06/12/20	223	223
Patterson Co. 2nd Lien Term Loan			Rite Aid Corp.
11.244% due 08/28/23 (Ê)	3,490	3,141

See accompanying notes which are an integral part of this quarterly report.

128 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.700% due 02/15/27	100	68	Southwestern Energy Co.
Rowan Cos. , Inc.			6.200% due 01/23/25	275	267
4.750% due 01/15/24	303	242	Springleaf Finance Corp.
RP Crown Parent LLC			7.125% due 03/15/26	461	439
7.375% due 10/15/24 (Þ)	850	865	Sprint Capital Corp.
Safeway, Inc.			6.875% due 11/15/28	732	727
7.250% due 02/01/31	784	702	8.750% due 03/15/32	332	364
SBA Communications Corp.			Sprint Corp.
Series WI			7.625% due 03/01/26	534	555
4.000% due 10/01/22	439	434	Series WI
Scotts Miracle-Gro Co. (The)			7.875% due 09/15/23	1,179	1,253
Series WI			SRS Distribution, Inc.
5.250% due 12/15/26	463	436	8.250% due 07/01/26 (Þ)	1,250	1,206
Sealed Air Corp.			Staples, Inc.
4.875% due 12/01/22 (Þ)	426	430	8.500% due 09/15/25 (Þ)	494	474
6.875% due 07/15/33 (Þ)	200	202	Starbucks Corp.
Sequoia Mortgage Trust			3.800% due 08/15/25	149	150
Series 2019-1 Class A1			Starwood Commercial Mortgage Trust
4.000% due 02/25/49 (Ê)(Þ)	500	504	Series 2018-URB Class D
Service Corp. International			4.559% due 05/15/35 (Ê)(Þ)	500	490
5.375% due 05/15/24	422	431	Starwood Property Trust, Inc.
Sherwin-Williams Co.			Series WI
2.750% due 06/01/22	230	226	5.000% due 12/15/21	430	434
Silgan Holdings, Inc.			Steel Dynamics, Inc.
Series WI			Series WI
4.750% due 03/15/25	446	428	4.125% due 09/15/25	475	451
Simmons Foods, Inc.			SunCoke Energy Partners, LP / SunCoke
5.750% due 11/01/24 (Þ)	40	33	Energy Partners Finance Corp.
Sirius XM Radio, Inc.			Series 785A
5.375% due 04/15/25 (Þ)	431	436	7.500% due 06/15/25 (Þ)	1,179	1,144
SLIDE 2018-FUN Commercial Mortgage			Surgery Center Holdings, Inc.
Pass-Through Certificates			8.875% due 04/15/21 (Þ)	560	571
Series 2018-FUN Class F			6.750% due 07/01/25 (Þ)	1,320	1,221
5.070% due 06/15/31 (Ê)(Þ)	188	188	Symantec Corp.
SM Energy Co.			4.200% due 09/15/20	396	397
5.625% due 06/01/25	449	430	Taco Bell Funding LLC
SoFi Consumer Loan Program Trust			Series 2016-1A Class A2II
Series 2017-3 Class B			4.377% due 05/25/46 (Þ)	493	499
3.850% due 05/25/26 (Þ)	1,000	1,000	Targa Resources Partners, LP / Targa
Series 2018-3 Class C			Resources Partners Finance Corp.
4.670% due 08/25/27 (Þ)	425	432	5.875% due 04/15/26 (Þ)	449	453
Series 2018-4 Class D			TCI Communications, Inc.
4.760% due 11/26/27 (Þ)	1,000	1,019	7.875% due 02/15/26	144	181
SoFi Consumer Loans Program Trust			Team Health Holdings, Inc.
Series 2018-2 Class C			6.375% due 02/01/25 (Þ)	1,010	819
4.250% due 04/26/27 (Þ)	400	401	Tenet Healthcare Corp.
SoFi Professional Loan Program LLC			6.250% due 02/01/27 (Þ)	366	371
Series 2017-B Class CFX			6.875% due 11/15/31	112	99
4.440% due 05/25/40 (Ê)(Þ)	425	433	Thermo Fisher Scientific, Inc.
Series 2017-C Class C			3.650% due 12/15/25	227	228
4.210% due 07/25/40 (Ê)(Þ)	424	426	TIBCO Software, Inc.
SoFi Professional Loan Program Trust			11.375% due 12/01/21 (Þ)	2,792	2,939
Series 2017-D Class BFX			Time Warner Cable, Inc.
3.610% due 09/25/40 (Þ)	400	392	6.750% due 06/15/39	202	218
Series 2017-E Class B			Time Warner, Inc.
3.490% due 11/26/40 (Þ)	500	487	2.950% due 07/15/26	163	151
SolarCity Corp.			T-Mobile USA, Inc.
Series 2017-2A Class B			6.375% due 03/01/25	408	423
6.990% due 02/20/48 (Þ)	1,000	1,030	TMS International Corp.
Southern Co.			7.250% due 08/15/25 (Þ)	1,306	1,228
2.950% due 07/01/23	233	229	Townsquare Media, Inc.
Southern Copper Corp.			Series 144a
7.500% due 07/27/35	180	217	6.500% due 04/01/23 (Þ)	570	527

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 129

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
TransDigm IL Holdings PLC			5.150% due 09/15/23	168	183
6.875% due 05/15/26 (Þ)	442	429	Verus Securitization Trust
TransDigm, Inc.			Series 2018-1 Class B1
6.000% due 07/15/22	440	443	3.801% due 01/25/58 (Ê)(Þ)	1,000	999
6.250% due 03/15/26 (Þ)	600	609	Series 2018-3 Class M1
Series WI			4.595% due 10/25/58 (Ê)(Þ)	1,000	1,001
6.375% due 06/15/26	1,466	1,411	ViaSat, Inc.
Transocean, Inc.			5.625% due 09/15/25 (Þ)	762	716
7.500% due 04/15/31	290	235	Visa, Inc.
6.800% due 03/15/38	1,442	1,086	2.200% due 12/14/20	227	226
Trident Merger Sub, Inc.			Vistra Energy Corp.
6.625% due 11/01/25 (Þ)	1,326	1,233	Series WI
Trinity Industries, Inc.			7.375% due 11/01/22	409	425
4.550% due 10/01/24	231	214	Vizient, Inc.
Triumph Group, Inc.			10.375% due 03/01/24 (Þ)	2,440	2,644
4.875% due 04/01/21	619	573	Walgreen Co.
5.250% due 06/01/22	136	119	3.100% due 09/15/22	230	226
Series WI			Walgreens Boots Alliance, Inc.
7.750% due 08/15/25	679	579	3.450% due 06/01/26	236	227
Tyson Foods, Inc.			Walmart, Inc.
4.500% due 06/15/22	215	222	2.850% due 06/23/20	220	221
U. S. Renal Care, Inc. 1st Lien Term Loan			Walt Disney Co. (The)
7.053% due 12/31/22 (Ê)	667	651	2.450% due 03/04/22	183	181
UBS Bank of America Merrill Lynch			Warrior Met Coal, Inc.
Mortgage Trust			8.000% due 11/01/24 (Þ)	439	443
Series 2012-WRM Class D			Washington Mutual Mortgage Pass-
4.238% due 06/10/30 (Ê)(Þ)	1,500	1,418	Through Certificates Trust
Under Armour, Inc.			Series 2004-AR7 Class A6
3.250% due 06/15/26	336	296	4.213% due 07/25/34 (Ê)	1,803	1,831
Unilever Capital Corp.			Series 2006-AR15 Class 1A
1.375% due 07/28/21	236	228	2.786% due 11/25/46 (Ê)	492	447
United Continental Holdings, Inc.			Washington Prime Group, LP
6.000% due 12/01/20	419	430	5.950% due 08/15/24	234	213
United Parcel Service, Inc.			Weatherford International, Ltd.
2.500% due 04/01/23	231	227	6.500% due 08/01/36	243	140
United States Cellular Corp.			6.750% due 09/15/40	254	145
6.700% due 12/15/33	150	154	Wells Fargo Commercial Mortgage Trust
United States Steel Corp.			Series 2014-LC18 Class XA
6.650% due 06/01/37	201	168	Interest Only STRIP
United Technologies Corp.			1.302% due 12/15/47 (Ê)	5,251	245
7.500% due 09/15/29	178	227	Series 2016-LC24 Class D
			3.214% due 10/15/49 (Þ)	1,000	815
UnitedHealth Group, Inc.			Series 2016-NXS6 Class XA
3.150% due 06/15/21	223	224	Interest Only STRIP

Uniti Group LP			1.789% due 11/15/49 (Ê)	7,358	608
7.125% due 12/15/24 (Þ)	1,470	1,297	Series 2017-C40 Class D

Universal Health Services, Inc.			2.700% due 10/15/50 (Þ)	1,000	764
4.750% due 08/01/22 (Þ)	222	225	Series 2017-C41 Class XA
USG Corp.			Interest Only STRIP
5.500% due 03/01/25 (Þ)	421	428	1.233% due 11/15/50 (Ê)	5,247	425
UTEX Industries, Inc. Covenant-Lite 1st			Wells Fargo Mortgage Backed Securities
Lien Term Loan B			Series 2019-1 Class A1
6.499% due 05/22/21 (Ê)	1,148	1,081	4.000% due 11/25/48 (Ê)(Þ)	500	503
Valeant Pharmaceuticals International,
Inc.			West Corp.
6.125% due 04/15/25 (Þ)	3,250	3,071	Series 0005
Valero Energy Corp.			8.500% due 10/15/25 (Þ)	930	775
4.350% due 06/01/28	220	224	West Street Merger Sub, Inc.
Venture CDO, Ltd.			6.375% due 09/01/25 (Þ)	1,636	1,481
Series 2017-20A Class CR			Williams Scotsman International, Inc.
4.687% due 04/23/27 (Ê)(Þ)	250	247	7.875% due 12/15/22 (Þ)	429	433
Veritas US, Inc. / Veritas Bermuda, Ltd.			Wingstop Funding LLC
10.500% due 02/01/24 (Þ)	1,348	981	Series 2018-1 Class A2
Verizon Communications, Inc.			4.970% due 12/05/48 (Þ)	1,000	1,024
			Wyndham Worldwide Corp.

See accompanying notes which are an integral part of this quarterly report.

130 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
4.250% due 03/01/22	570	570	Total Preferred Stocks
3.900% due 03/01/23	456	430	(cost $2,392)			2,095
Xerox Corp.
3.625% due 03/15/23	434	413	Warrants & Rights - 0.0%
XPO Logistics, Inc.			United States - 0.0%
6.500% due 06/15/22 (Þ)	426	435	Education Management Corp. (Æ)
Yum! Brands, Inc.			2021 Warrants		1,564,221	—
3.875% due 11/01/23	487	474
Zachry Holdings, Inc.			Total Warrants & Rights
7.500% due 02/01/20 (Þ)	1,025	1,019	(cost $—)			—
		269,514
Venezuela, Bolivarian Republic of - 0.6%			Short-Term Investments - 6.5%
Petroleos de Venezuela SA			China - 0.0%
5.375% due 04/12/27 (Ø)	1,000	251	Greenland Global Investment, Ltd.
Series REGS
9.000% due 11/17/21 (Ø)	313	90	4.375% due 07/03/19		288	285
6.000% due 05/16/24 (Ø)	8,000	1,968	Ecuador - 0.1%
6.000% due 11/15/26 (Ø)	3,986	877	EP Petroecuador
5.500% due 04/12/37 (Ø)	2,150	544	Series REGS
			8.443% due 09/24/19 (Ê)		441	441
		3,730	El Salvador - 0.2%
Virgin Islands, British - 0.3%			El Salvador Government International
Chalco Hong Kong Investment Co. , Ltd.			Bond
4.250% due 12/29/49 (Ê)(ƒ)	390	382	Series REGS
Franshion Brilliant, Ltd.			7.375% due 12/01/19		1,000	1,010
5.750% due 12/29/49 (Ê)(ƒ)	653	586	Hungary - 0.1%
Greenland Global Investment, Ltd.			Magyar Export-Import Bank
5.875% due 07/03/24	457	392	Series REGS
Sinopec Group Overseas Development,			4.000% due 01/30/20		419	420
Ltd.			Malaysia - 0.1%
Series REGS			Malaysia Government International Bond
2.750% due 09/29/26	350	322	Series 0414
		1,682	3.654% due 10/31/19	MYR	3,000	734
Total Long-Term Fixed Income			Mexico - 0.0%
Investments			Mexican Bonos
(cost $548,941)		522,241	Series M
			5.000% due 12/11/19	MXN	6,700	340
Common Stocks - 1.3%			United States - 5.8%
Canada - 0.1%			Allegiant Travel Co.
Jupiter Resources, Inc. (Æ)	249,669	818	5.500% due 07/15/19		1,526	1,539
			Charming Charlie, Inc. Term Loan
United States - 1.2%			2.235% due 05/15/19 (Ê)		255	255
Charming Charlie, Inc. (Æ)(Š)	3,957,093	—
Education Management Corp. (Æ)(Š)(Þ)	4,460,190	—	20.207% due 05/15/19 (Ê)		21	21
Foresight Energy LP	136,867	451	Frontier Communications Corp.
HGIM Corp. (Æ)	888	34	7.125% due 03/15/19		680	670
Millennium Health LLC(Æ)	14,862	1	U. S. Cash Management Fund(@)		27,871,073(8)	27,877
Real Alloy(Æ)(Š)	39	1,460	United States Treasury Bills
Specialty Steel Holdco, Inc. (Æ)(Š)	22	5,170	2.416% due 05/23/19 (~)		3,200	3,177
		7,116				33,539
			Venezuela, Bolivarian Republic of - 0.1%
Total Common Stocks			Venezuela Government International
(cost $6,914)		7,934	Bond
			Series REGS

Preferred Stocks - 0.4%			7.750% due 10/13/19 (Ø)		2,000	605
United States - 0.4%			Total Short-Term Investments
Education Management Corp. (Æ)(Š)			(cost $38,611)			37,374
0.000%	2,128	—
Sequa Corp. (Æ)(Š)			Total Investments 97.8%
0.000%	2,095	2,095	(identified cost $596,858)			569,644
		2,095

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 131

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities, Net
- 2.2%	12,569
Net Assets - 100.0%	582,213

See accompanying notes which are an integral part of this quarterly report.

132 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
35.1%
1011778 BC Unlimited Liability Co. Term Loan B2	02/06/18	447,000	101.46	454	448
Abu Dhabi National Energy Co. PJSC	05/10/18	506,000	98.28	497	514
Acrisure LLC / Acrisure Finance, Inc.	11/03/17	765,000	100.00	765	666
Acrisure LLC / Acrisure Finance, Inc.	01/18/19	259,000	100.00	259	263
Affinion Group, Inc.	06/07/18	545,700	91.72	501	387
Ajax Mortgage Loan Trust	09/28/18	716,352	98.26	704	717
Albertsons Cos. LLC	01/22/19	319,000	100.00	319	319
Alimentation Couche-Tard, Inc.	09/24/18	238,000	94.23	224	227
Alliant Holdings Intermediate, LLC Term Loan B2	04/10/18	1,300,000	103.24	1,342	1,320
Altice Financing SA	04/03/18	435,000	98.73	429	412
American Airlines Group, Inc.	06/13/17	1,832,000	101.67	1,863	1,832
Apex Tool Group LLC / BC Mountain Finance, Inc.	02/09/18	2,555,000	96.96	2,465	2,299
Apidos CLO, Ltd.	11/27/18	300,000	98.52	296	286
Ardagh Packaging Finance PLC	11/02/18	181,000	98.21	178	181
AssuredPartners, Inc.	07/28/17	2,300,000	100.53	2,312	2,197
Atrium CDO Corp.	11/27/18	250,000	98.04	245	245
Avantor, Inc.	09/22/17	2,681,000	99.88	2,677	2,768
Babson CLO, Ltd.	11/27/18	250,000	100.12	250	250
Baffinland Iron Corp.	06/22/18	1,540,000	98.93	1,524	1,528
Bahrain Government International Bond	11/17/15	2,000,000	100.00	2,000	2,114
Banco de Credito del Peru	09/24/18	217,000	103.05	224	224
Banco Inbursa SA Institucion de Banca Multiple	09/24/18	235,000	94.83	223	223
Banco Internacional del Peru SAA	09/25/18	211,000	103.41	218	218
Bangkok Bank PCL	09/24/18	169,000	130.92	221	225
BANK Commercial Mortgage Pass-Through Certificates	09/25/18	1,125,000	81.22	914	911
Bank of America Merrill Lynch Mortgage Securities Trust	11/01/18	1,000,000	100.00	1,000	994
Bayer US Finance II LLC	09/26/18	229,000	97.69	224	223
BBVA Bancomer SA	09/24/18	215,000	103.96	224	223
Blue Mountain CLO, Ltd.	10/03/18	500,000	100.00	500	496
Blue Mountain CLO, Ltd.	11/02/18	250,000	100.00	250	245
Blue Mountain CLO, Ltd.	11/27/18	400,000	98.04	392	388
BMW US Capital LLC	01/02/19	227,000	98.93	225	225
Bombardier, Inc.	06/01/18	100,000	102.74	103	90
Bowman Park CLO, Ltd.	11/27/18	400,000	97.80	391	391
Brazil Loan Trust 1	07/25/13	1,370,056	102.13	1,399	1,408
Brookfield Residential Properties, Inc.	03/12/18	487,000	103.17	502	457
BX Commercial Mortgage Trust	10/22/18	369,449	100.00	369	366
C&S Group Enterprises LLC	07/14/17	1,471,000	99.14	1,458	1,449
Calpine Corp.	10/03/17	421,000	103.03	434	421
CAMB Commercial Mortgage Trust	01/25/19	80,000	100.00	80	80
Canadian Oil Sands, Ltd.	03/09/18	422,000	113.52	479	421
Carlson Travel, Inc.	06/13/17	816,000	102.65	838	762
Carlyle Global Market Strategies	10/05/18	500,000	100.00	500	489
Carlyle Global Market Strategies CLO, Ltd.	11/27/18	400,000	94.60	378	373
Carlyle Global Market Strategies CLO, Ltd.	11/27/18	300,000	98.65	296	287
Carvana Co.	11/07/18	476,000	96.18	458	456
CCO Holdings LLC / CCO Holdings Capital Corp.	02/04/16	1,184,000	103.21	1,222	1,214
CCO Holdings LLC / CCO Holdings Capital Corp.	06/13/17	571,000	106.43	608	570
CCO Holdings LLC / CCO Holdings Capital Corp.	10/10/17	852,000	99.18	845	809
CCO Holdings LLC / CCO Holdings Capital Corp.	04/11/18	227,000	101.31	230	228
Century Aluminum Co.	01/09/19	310,000	99.98	310	309
Chaparral Energy, Inc.	11/07/18	464,000	96.57	448	357
CIFC Funding, Ltd.	10/10/18	500,000	100.00	500	490
CIFC Funding, Ltd.	10/12/18	500,000	100.00	500	489
CIM Trust	09/27/18	500,000	96.47	482	495
Citgo Holding, Inc.	06/13/17	2,017,000	103.90	2,096	2,047
Citigroup Commercial Mortgage Trust	10/19/18	1,000,000	92.43	924	944
COLT Funding LLC	10/23/18	900,000	98.82	889	892
COLT Funding LLC	01/30/19	1,000,000	100.00	1,000	1,000
Commercial Mortgage Trust	10/02/18	1,000,000	96.03	960	949
Commonbond Student Loan Trust	11/27/18	236,707	100.86	239	244
Connecticut Avenue Securities Trust	10/31/18	1,000,000	100.00	1,000	1,008
Continental Wind LLC	09/28/18	222,873	102.21	228	237
Cornerstone Chemical Comp.	08/03/17	680,000	99.59	677	641
Costa Rica Government International Bond	01/07/15	2,000,000	97.86	1,957	1,785
Crimson Merger Sub, Inc.	06/15/17	2,156,000	99.03	2,118	2,080
CSC Holdings LLC	12/10/18	449,000	99.79	448	450

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 133

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
DBWF Mortgage Trust	10/25/18	1,000,000	87.35	874	878
DBWF Mortgage Trust	12/17/18	710,000	99.50	706	709
DCP Midstream LLC	11/06/18	89,000	104.50	93	91
Deutsche Telekom International Finance BV	09/25/18	229,000	97.82	224	225
Dominican Republic International Bond	04/24/14	1,000,000	103.20	1,032	1,088
Dominican Republic International Bond	01/20/15	2,000,000	100.00	2,000	2,065
Domino's Pizza Master Issuer LLC	10/31/18	729,375	100.50	733	742
Dresdner Funding Trust I	10/17/16	220,000	117.35	258	266
Dryden Senior Loan Fund	10/05/18	500,000	100.00	500	489
Dryden Senior Loan Fund	10/05/18	500,000	98.74	494	483
Earnest Student Loan Program LLC	11/27/18	240,026	96.18	231	235
Ecuador Government International Bond	01/28/19	300,000	100.65	302	305
Education Management Corp.	01/05/15	4,460,190	—	327	—
Egypt Government International Bond	03/02/15	3,000,000	100.60	3,018	2,580
Egypt Government International Bond	10/16/16	500,000	92.64	463	471
Elanco Animal Health, Inc.	09/10/18	425,000	100.28	426	428
EMD Finance LLC	09/25/18	183,000	97.78	179	181
Endo Finance LLC / Endo Finco, Inc.	07/31/18	116,000	86.39	100	95
Endo Finance LLC / Endo Finco, Inc.	08/01/18	51,000	96.29	49	48
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.	08/01/18	150,000	82.68	124	116
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc.	01/10/17	970,000	92.01	893	793
Enel Finance International NV	09/04/18	202,000	108.52	219	203
Energy Ventures Gom LLC / EnVen Finance Corp.	02/06/18	260,000	100.00	260	278
Enova International, Inc.	10/04/17	500,000	100.56	503	454
Envision Healthcare Corp.	09/28/18	2,444,000	98.74	2,398	2,229
EP Energy / Everest Acquisition Finance, Inc.	06/13/17	669,000	84.24	564	330
Ethiopia International Bond	12/04/14	1,000,000	100.06	1,001	1,006
Exantas Capital Corp.	12/03/18	500,000	99.38	497	493
First Quantum Minerals, Ltd.	05/08/14	408,000	100.00	408	402
First Quantum Minerals, Ltd.	03/16/17	580,000	100.00	580	555
First Quantum Minerals, Ltd.	02/20/18	466,000	100.00	466	422
First Quantum Minerals, Ltd.	02/20/18	800,000	100.00	800	734
Flagstar Mortgage Trust	10/24/18	497,801	103.55	515	517
Foresight Energy LLC / Foresight Energy Finance Corp.	03/16/17	1,520,000	97.60	1,483	1,303
Freddie Mac Structured Agency Credit Risk	10/19/18	1,000,000	99.90	999	990
Gabon Government International Bond	10/22/14	500,000	103.86	519	478
Gazprom OAO Via Gaz Capital SA	01/02/19	211,000	104.64	221	223
Ghana Government International Bond	09/11/14	700,000	99.04	693	711
Ghana Government International Bond	10/07/15	250,000	100.00	250	294
Golden Nugget, Inc.	08/10/18	617,000	104.04	642	632
Goldman Sachs Mortgage Securities Trust	11/09/18	1,000,000	100.00	1,000	989
Goldman Sachs Mortgage Securities Trust	11/09/18	1,000,000	100.00	1,000	989
Grupo Bimbo SAB de CV	12/03/18	215,000	101.79	219	219
GS Mortgage Securities Trust	10/30/18	310,000	66.41	206	214
GTT Communications, Inc.	12/08/16	2,470,000	100.79	2,489	2,174
Hadrian Merger Sub, Inc.	11/07/18	484,000	96.82	469	453
Helios Issuer LLC	10/26/18	990,817	99.98	991	1,017
Helios Issuer LLC	10/26/18	977,593	99.98	977	989
High Ridge Brands Co.	03/17/17	970,000	100.00	970	417
HUB International, Ltd.	04/18/18	1,190,000	100.38	1,194	1,154
Hyundai Capital America	01/02/19	227,000	98.65	224	224
IMS Health, Inc.	11/08/17	448,000	103.60	464	453
Intelsat Connect Finance SA	10/15/18	705,000	99.06	698	657
Intelsat Jackson Holdings SA	09/05/18	531,000	100.00	531	536
Intelsat Jackson Holdings SA	09/05/18	110,000	105.31	116	115
Intesa Sanpaolo SpA	01/17/19	228,000	75.02	171	176
Inversiones CMPC SA	09/24/18	218,000	101.47	221	220
Invitation Homes Trust	10/26/18	1,000,000	100.00	1,000	995
J. G. Wentworth XLII LLC	10/02/18	500,000	99.97	500	513
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.	11/01/16	1,010,000	100.00	1,010	1,088
JBS USA LLC	01/06/14	1,090,000	102.06	1,113	1,100
JBS USA LUX SA / JBS USA Finance, Inc.	02/01/18	1,043,000	100.00	1,043	1,065
Jefferies Finance LLC	12/12/17	380,000	102.47	389	361
Jonah Energy LLC / Jonah Energy Finance Corp.	09/28/17	1,333,000	100.25	1,336	986
JPMBB Commercial Mortgage Securities Trust	09/28/18	1,190,000	72.91	835	849
JPMorgan Chase Commercial Mortgage Securities Trust	11/01/18	1,000,000	96.40	964	979
JPMorgan Chase Commercial Mortgage Securities Trust	01/23/19	1,216,628	99.28	1,208	1,213
JPMorgan Chase Commercial Mortgage Trust	10/04/18	1,000,000	85.20	852	884

See accompanying notes which are an integral part of this quarterly report.

134 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
JPMorgan Mortgage Trust	12/06/18	884,980	89.19	789	814
JPMorgan Mortgage Trust	01/18/19	500,000	99.73	499	502
KazMunayGas National Co. JSC	01/07/15	3,000,000	82.90	2,487	2,909
KCA Deutag UK Finance PLC	03/23/18	200,000	100.00	200	151
KCA Deutag UK Finance PLC	06/04/18	900,000	103.21	929	698
Kenan Advantage Group, Inc.	06/28/17	1,000,000	103.79	1,038	959
Keurig Dr Pepper, Inc.	01/03/19	181,000	100.05	181	183
Kosmos Energy, Ltd.	11/03/17	2,254,000	102.22	2,304	2,257
Kraft Heinz Foods Co.	09/25/18	220,000	101.55	223	224
Ladder Capital Finance Holdings LLLP	08/06/18	482,000	94.36	455	447
LBC Tank Terminals Holding Netherlands BV	08/08/17	750,000	104.16	781	699
LCM, Ltd.	10/16/18	500,000	100.00	500	487
LCM, Ltd.	11/01/18	800,000	100.00	800	778
LCSS Financing LLC	11/02/18	997,972	100.00	998	1,041
Live Nation Entertainment, Inc.	05/21/18	451,000	100.95	455	456
Lloyds Banking Group PLC	07/06/18	255,000	106.85	272	250
LPL Holdings, Inc.	06/15/17	747,000	104.00	777	735
Lukoil International Finance BV	09/24/18	208,000	106.02	221	222
Madison Park Funding, Ltd.	09/28/18	500,000	100.00	500	489
Madison Park Funding, Ltd.	10/12/18	500,000	100.00	500	489
Madison Park Funding, Ltd.	11/08/18	250,000	100.00	250	244
Madison Park Funding, Ltd.	12/21/18	250,000	98.63	247	249
Mallinckrodt International Finance SA	07/30/18	169,000	88.88	150	143
Mallinckrodt International Finance SA	09/27/18	157,000	92.71	146	142
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	08/22/18	283,000	86.24	244	219
Marks And Spencer PLC	09/27/18	204,000	109.29	223	216
Marlette Funding Trust	11/06/18	1,000,000	99.98	1,000	1,017
Marlette Funding Trust	01/03/19	1,250,000	99.65	1,246	1,244
MEG Energy Corp.	10/05/16	1,510,000	88.88	1,342	1,333
MEG Energy Corp.	10/06/16	960,000	87.56	841	850
Midas Intermediate Holdco II LLC	06/07/17	710,000	102.37	727	657
Morgan Stanley Bank of America Merrill Lynch Trust	01/24/19	220,000	100.30	221	223
Morocco Government International Bond	03/02/15	250,000	111.47	279	261
Mosaic Solar Loan Trust	11/27/18	275,000	98.24	270	270
Mosaic Solar Loan Trust	11/27/18	452,585	98.85	447	453
Mosaic Solar Loans LLC	09/28/18	725,318	93.95	681	684
Mozambique International Bond	12/20/13	1,033,000	94.58	977	951
MSCI, Inc.	10/03/17	411,000	108.14	444	425
Neenah, Inc.	11/07/18	448,000	100.46	450	440
Neuberger Berman CLO XXI, Ltd.	11/27/18	250,000	97.30	243	237
New Gold, Inc.	04/26/18	1,045,000	102.12	1,067	964
NFP Corp.	06/27/17	1,120,000	100.00	1,120	1,064
NGPL PipeCo LLC	06/23/17	211,000	118.43	250	252
Nielsen Company (Luxembourg) SARL (The)	11/07/18	410,000	100.95	414	413
Nielsen Finance LLC / Nielsen Finance Co.	03/12/18	1,030,000	99.36	1,021	1,028
Nigeria Government International Bond	06/29/18	500,000	93.83	469	478
Norbord, Inc.	01/09/18	423,000	107.87	456	428
Northwest Acquisitions ULC / Dominion Finco, Inc.	10/06/17	2,500,000	101.11	2,525	2,491
Novelis Corp.	11/08/18	420,000	97.08	408	406
NVA Holdings, Inc.	03/14/18	840,000	99.08	832	802
One Call Corp.	06/26/17	2,835,000	93.83	2,660	2,665
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	04/24/15	2,020,000	93.32	1,885	1,869
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc.	06/15/17	1,859,000	102.42	1,904	1,887
Oschadbank Via SSB #1 PLC	09/02/15	725,000	62.98	457	703
Pacific Gas and Electric Co.	11/02/18	220,000	97.79	215	183
Palmer Square Loan Funding, Ltd.	11/27/18	400,000	94.61	378	371
Palmer Square Loan Funding, Ltd.	11/27/18	260,000	97.56	254	253
Paraguay Government International Bond	08/04/14	1,551,000	103.23	1,601	1,691
Peabody Energy Corp.	10/04/18	459,000	101.47	466	443
Peabody Securities Finance Corp.	09/17/18	952,000	100.62	958	951
Performance Food Group, Inc.	04/06/18	490,000	101.13	496	483
Pilgrim's Pride Corp.	09/26/17	608,000	100.00	608	587
Pilgrim's Pride Corp.	05/08/18	433,000	97.40	422	424
Plastipak Holdings, Inc.	10/06/17	1,420,000	96.94	1,377	1,282
Polaris Intermediate Corp.	11/16/17	2,300,000	100.21	2,305	2,208
Post Holdings, Inc.	03/09/18	436,000	98.64	430	427
Prime Security Services Borrower LLC / Prime Finance, Inc.	03/23/18	635,000	106.82	678	672
Provincia de Buenos Aires	02/08/17	300,000	98.73	296	246

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 135

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Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
PTTEP Treasury Center Co. , Ltd.	07/24/17	348,000	102.13	355	346
Realogy Group LLC / Realogy Co-Issuer Corp.	03/12/18	440,000	100.77	443	440
Recette CLO LLC	11/27/18	298,000	98.28	293	290
RegionalCare Hospital Partners Holdings, Inc.	11/21/17	2,210,000	101.25	2,238	2,340
RP Crown Parent LLC	09/22/16	850,000	100.81	857	865
SCOF-2, Ltd.	09/27/18	500,000	100.00	500	499
Sealed Air Corp.	10/26/16	200,000	107.78	216	202
Sealed Air Corp.	10/18/17	426,000	105.16	448	430
Sequoia Mortgage Trust	01/09/19	500,000	100.20	501	504
Simmons Foods, Inc.	01/28/19	40,000	80.88	32	33
Sirius XM Radio, Inc.	02/15/18	431,000	101.00	435	436
SLIDE 2018-FUN Commercial Mortgage Pass-Through Certificates	12/12/18	188,300	98.58	186	188
SoFi Consumer Loan Program Trust	10/25/18	1,000,000	98.92	989	1,000
SoFi Consumer Loan Program Trust	11/05/18	1,000,000	99.97	1,000	1,019
SoFi Consumer Loan Program Trust	11/27/18	425,000	99.65	424	432
SoFi Consumer Loans Program Trust	11/27/18	400,000	98.15	393	401
SoFi Professional Loan Program LLC	11/27/18	424,000	96.93	411	426
SoFi Professional Loan Program LLC	11/27/18	425,000	98.82	420	433
SoFi Professional Loan Program Trust	10/30/18	400,000	94.75	379	392
SoFi Professional Loan Program Trust	10/30/18	500,000	95.20	476	487
SolarCity Corp.	10/26/18	1,000,000	100.28	1,003	1,030
SRS Distribution, Inc.	05/17/18	1,250,000	99.92	1,249	1,206
Standard Chartered PLC	10/14/16	215,000	110.25	237	222
Staples, Inc.	12/14/17	494,000	91.87	454	474
Starwood Commercial Mortgage Trust	09/24/18	500,000	100.00	500	490
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.	05/19/17	1,179,000	98.75	1,164	1,144
Surgery Center Holdings, Inc.	03/28/16	560,000	100.00	560	571
Surgery Center Holdings, Inc.	06/19/17	1,320,000	101.55	1,340	1,221
Taco Bell Funding LLC	10/03/18	492,500	100.62	496	499
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	05/08/18	449,000	100.69	452	453
Team Health Holdings, Inc.	01/02/18	1,010,000	91.23	921	819
Tenet Healthcare Corp.	01/22/19	366,000	100.00	366	371
Tesco PLC	10/14/16	117,000	100.24	117	121
TIBCO Software, Inc.	06/29/17	2,792,000	107.19	2,993	2,939
Titan Acquisition, Ltd.	03/16/18	1,300,000	96.14	1,250	1,138
TMS International Corp.	08/09/17	1,306,000	100.00	1,306	1,228
Townsquare Media, Inc.	05/04/18	570,000	92.92	530	527
TPG Real Estate Finance Issuer, Ltd.	10/02/18	500,000	101.23	506	493
TransDigm IL Holdings PLC	08/06/18	442,000	102.64	454	429
TransDigm, Inc.	01/30/19	600,000	100.00	600	609
Transocean Poseidon, Ltd.	01/23/19	300,000	99.25	298	305
Trident Merger Sub, Inc.	10/12/17	1,326,000	99.96	1,325	1,233
Tullow Oil PLC	08/22/18	907,000	99.33	901	894
UBS Bank of America Merrill Lynch Mortgage Trust	11/06/18	1,500,000	90.60	1,359	1,418
Ukraine Government International Bond	04/23/15	195,000	33.70	66	119
Ukreximbank Via Biz Finance PLC	03/12/15	6,067,000	70.54	4,280	5,674
Ukreximbank Via Biz Finance PLC	04/13/15	617,000	64.88	400	597
Uniti Group LP	11/01/17	1,470,000	93.28	1,371	1,297
Universal Health Services, Inc.	09/24/18	222,000	101.16	225	225
USG Corp.	09/10/18	421,000	102.52	432	428
Valeant Pharmaceuticals International, Inc.	06/13/17	3,250,000	84.13	2,734	3,071
Venator Materials PLC	03/12/18	495,000	102.02	505	407
Venture CDO, Ltd.	11/27/18	250,000	99.39	248	247
Veritas US, Inc. / Veritas Bermuda, Ltd.	11/10/17	1,348,000	104.11	1,403	981
Verus Securitization Trust	10/18/18	1,000,000	99.13	991	999
Verus Securitization Trust	11/02/18	1,000,000	100.00	1,000	1,001
ViaSat, Inc.	03/12/18	762,000	96.07	735	716
VistaJet Malta Finance PLC	05/22/18	1,110,000	99.60	1,106	1,081
Vizient, Inc.	02/05/16	2,440,000	107.55	2,624	2,644
Volkswagen International Finance NV	01/03/19	221,000	100.62	222	224
Warrior Met Coal, Inc.	10/26/17	439,000	100.00	439	443
Wells Fargo Commercial Mortgage Trust	09/27/18	1,000,000	77.76	778	764
Wells Fargo Commercial Mortgage Trust	01/23/19	1,000,000	80.28	803	815
Wells Fargo Mortgage Backed Securities	01/18/19	500,000	99.92	500	503
Welltec A/S	11/17/17	1,100,000	99.22	1,091	1,059
West Corp.	12/13/17	930,000	96.84	901	775
West Street Merger Sub, Inc.	12/13/17	1,636,000	99.43	1,630	1,481
Williams Scotsman International, Inc.	04/06/18	429,000	103.20	443	433

See accompanying notes which are an integral part of this quarterly report.

136 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Wingstop Funding LLC	11/06/18	1,000,000	100.00	1,000	1,024
Woolworths Group, Ltd.	09/25/18	217,000	101.54	220	220
XPO Logistics, Inc.	01/09/19	426,000	100.98	430	435
Zachry Holdings, Inc.	06/27/17	1,025,000	101.47	1,040	1,019
					204,225
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 137

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Apidos CLO, Ltd.	USD 3 Month LIBOR	1.900
Asurion LLC 2nd Lien Term	USD 1 Month LIBOR	6.500
Atrium CDO Corp.	USD 3 Month LIBOR	2.800
Babson CLO, Ltd.	USD 3 Month LIBOR	3.450
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
Bank of America Merrill Lynch Mortgage Securities Trust	USD 1 Month LIBOR	1.700
Barclays Bank PLC	USD 3 Month LIBOR	1.550
BCPE Eagle Buyer LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Blue Mountain CLO, Ltd.	USD 3 Month LIBOR	2.200
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	2.200
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	2.650
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	5.400
BX Commercial Mortgage Trust	USD 1 Month LIBOR	2.500
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	2.150
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	1.750
Carlyle Global Market Strategies	USD 3 Month LIBOR	2.100
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	2.250
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	4.350
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	5.000
Charming Charlie, Inc. Term Loan B	USD 1 Month LIBOR	9.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.200
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.350
Connecticut Avenue Securities Trust	USD 1 Month LIBOR	2.400
DBWF Mortgage Trust	USD 1 Month LIBOR	3.184
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.600
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.200
Education Management LLC Term Loan B	USD 3 Month LIBOR	8.500
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Exantas Capital Corp.	USD 1 Month LIBOR	1.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.200
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.650
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk Notes	USD 1 Month LIBOR	1.800
Goldman Sachs Mortgage Securities Trust	USD 1 Month LIBOR	2.550

See accompanying notes which are an integral part of this quarterly report.

138 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Goldman Sachs Mortgage Securities Trust	USD 1 Month LIBOR	2.000
Invitation Homes Trust	USD 1 Month LIBOR	1.650
LCM, Ltd.	USD 3 Month LIBOR	2.800
LCM, Ltd.	USD 3 Month LIBOR	2.150
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.900
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.150
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Neuberger Berman CLO XXI, Ltd.	USD 3 Month LIBOR	2.400
One Call Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	5.250
Palmer Square Loan Funding, Ltd.	USD 3 Month LIBOR	4.850
Palmer Square Loan Funding, Ltd.	USD 3 Month LIBOR	3.950
Parfums Holding Co. , Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
	U. S. Treasury Yield Curve Rate T Note Constant
PTTEP Treasury Center Co. , Ltd.	Maturity 5 Year	3.177
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
RBS Capital Trust II	USD 3 Month LIBOR	1.943
Recette CLO LLC	USD 3 Month LIBOR	2.750
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
SCOF-2, Ltd.	USD 3 Month LIBOR	2.260
SLIDE 2018-FUN Commercial Mortgage Pass-Through Certificates	USD 1 Month LIBOR	3.000
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Starwood Commercial Mortgage Trust	USD 1 Month LIBOR	2.500
TPG Real Estate Finance Issuer, Ltd.	USD 1 Month LIBOR	2.700
U. S. Renal Care, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
UTEX Industries, Inc. Covenant-Lite 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Venture CDO, Ltd.	USD 3 Month LIBOR	1.900
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	0.840

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	71	AUD	9,480	03/19	(13)
Euro-Bobl Futures	2	EUR	266	03/19	1
Euro-Bund Futures	3	EUR	497	03/19	5
Euro-Schatz Futures	13	EUR	1,454	03/19	(1)
Long Gilt Futures	47	GBP	5,806	03/19	19
United States 2 Year Treasury Note Futures	30	USD	6,370	03/19	11
United States 5 Year Treasury Note Futures	65	USD	7,466	03/19	39
United States 10 Year Treasury Note Futures	340	USD	41,639	03/19	932
United States 10 Year Ultra Treasury Note Futures	27	USD	3,529	03/19	116
United States Long Bond Futures	19	USD	2,787	03/19	22
United States Ultra Bond Futures	25	USD	4,028	03/19	194

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 139

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Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Short Positions
Canada 10 Year Government Bond Futures	129	CAD	17,756	03/19	(233)
Euro-Bund Futures	76	EUR	12,591	03/19	(250)
Japan 10 Year Government Bond Futures	5	JPY	763,450	03/19	(37)
United States 2 Year Treasury Note Futures	55	USD	11,678	03/19	(81)
United States 5 Year Treasury Note Futures	20	USD	2,297	03/19	(21)
United States 10 Year Treasury Note Futures	60	USD	7,348	03/19	(196)
United States 10 Year Ultra Treasury Note Futures	43	USD	5,620	03/19	(207)
United States Long Bond Futures	18	USD	2,640	03/19	(127)
United States Ultra Bond Futures	22	USD	3,545	03/19	(177)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	938	CZK	21,208	02/22/19	5
Bank of America	USD	143	EUR	126	02/12/19	1
Bank of America	USD	38	EUR	34	02/27/19	—
Bank of America	USD	526	EUR	460	02/27/19	1
Bank of America	USD	40	GBP	31	02/27/19	—
Bank of America	USD	96	GBP	74	02/27/19	1
Bank of America	USD	143	GBP	110	02/27/19	1
Bank of America	USD	236	GBP	181	02/27/19	1
Bank of America	USD	—	HUF	37	02/22/19	—
Bank of America	USD	943	HUF	264,011	02/22/19	15
Bank of America	USD	3,102	PLN	11,692	02/22/19	40
Bank of America	USD	19	THB	610	02/22/19	1
Bank of America	USD	163	THB	5,178	02/22/19	3
Bank of America	USD	197	THB	6,436	02/22/19	9
Bank of America	USD	242	THB	7,908	02/22/19	11
Bank of America	USD	2	TRY	9	02/22/19	—
Bank of America	USD	134	TRY	742	02/22/19	8
Bank of America	USD	5,092	TRY	28,763	02/22/19	409
Bank of America	CZK	42	USD	2	02/22/19	—
Bank of America	CZK	413	USD	18	02/22/19	—
Bank of America	CZK	933	USD	41	02/22/19	—
Bank of America	CZK	1,089	USD	48	02/22/19	—
Bank of America	EUR	90	USD	102	02/27/19	(1)
Bank of America	EUR	135	USD	153	02/27/19	(1)
Bank of America	EUR	16,004	USD	18,242	02/27/19	(112)
Bank of America	GBP	110	USD	143	02/01/19	(1)
Bank of America	HUF	4,180	USD	15	02/22/19	—
Bank of America	HUF	11,839	USD	42	02/22/19	(1)
Bank of America	HUF	12,539	USD	44	02/22/19	(1)
Bank of America	NOK	12,412	CZK	32,800	02/22/19	(29)
Bank of America	NZD	2,132	CZK	32,800	02/22/19	(33)
Bank of America	PLN	2	USD	1	02/22/19	—
Bank of America	PLN	124	USD	33	02/22/19	—
Bank of America	PLN	528	USD	141	02/22/19	(1)
Bank of America	PLN	552	USD	146	02/22/19	(2)
Bank of America	THB	172,312	USD	5,233	02/22/19	(284)
Bank of America	TRY	1,387	USD	255	02/22/19	(11)
Bank of America	TRY	2,012	USD	362	02/22/19	(23)
Bank of Montreal	USD	10,152	EUR	8,829	02/12/19	(40)
Bank of Montreal	USD	2,348	GBP	1,789	02/12/19	(1)
Bank of Montreal	EUR	9,137	USD	10,498	02/12/19	33
Bank of Montreal	EUR	8,829	USD	10,175	03/11/19	39
Bank of Montreal	GBP	1,870	USD	2,398	02/12/19	(55)
Bank of Montreal	GBP	1,789	USD	2,352	03/11/19	1
BNP Paribas	USD	87	BRL	339	02/22/19	6
BNP Paribas	USD	2,182	RUB	146,330	02/22/19	50
BNP Paribas	BRL	87	USD	22	02/22/19	(2)

See accompanying notes which are an integral part of this quarterly report.

140 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	BRL	11,678	USD	3,105	02/22/19	(93)
BNP Paribas	RUB	252	USD	4	02/22/19	—
BNP Paribas	RUB	9,422	USD	141	02/22/19	(3)
Brown Brothers Harriman	USD	2,902	ZAR	40,300	02/22/19	131
Brown Brothers Harriman	AUD	2,050	JPY	160,181	02/22/19	(36)
Brown Brothers Harriman	AUD	2,031	MXN	27,800	02/22/19	(54)
Brown Brothers Harriman	CAD	1,912	TRY	7,700	02/22/19	34
Brown Brothers Harriman	EUR	350	USD	398	02/12/19	(2)
Brown Brothers Harriman	ILS	25,732	USD	7,000	02/22/19	(86)
Brown Brothers Harriman	NOK	12,516	PLN	5,500	02/22/19	(14)
Canadian Imperial Bank of Commerce	GBP	2,212	USD	2,831	02/15/19	(72)
Citigroup	USD	4,878	NZD	7,193	02/22/19	96
Citigroup	USD	142	PEN	478	02/22/19	2
Citigroup	EUR	9,137	USD	10,489	02/12/19	25
Citigroup	GBP	1,870	USD	2,395	02/12/19	(58)
Citigroup	PEN	6	USD	2	02/22/19	—
Citigroup	PEN	10,377	USD	3,064	02/22/19	(53)
Commonwealth Bank of Australia	USD	349	EUR	305	02/22/19	1
Commonwealth Bank of Australia	USD	5,834	JPY	631,199	02/22/19	(31)
Commonwealth Bank of Australia	NOK	59,651	USD	6,990	02/22/19	(89)
JPMorgan Chase	USD	85	EUR	74	02/01/19	—
JPMorgan Chase	USD	193	GBP	146	02/27/19	(1)
JPMorgan Chase	EUR	74	USD	85	02/27/19	—
JPMorgan Chase	GBP	15,090	USD	19,591	02/27/19	(224)
National Australia Bank	EUR	4,531	USD	5,187	02/15/19	(3)
Royal Bank of Canada	USD	10,154	EUR	8,829	02/12/19	(42)
Royal Bank of Canada	USD	2,350	GBP	1,789	02/12/19	(3)
Royal Bank of Canada	USD	366	JPY	39,722	02/22/19	(1)
Royal Bank of Canada	EUR	9,137	USD	10,491	02/12/19	26
Royal Bank of Canada	EUR	8,829	USD	10,176	03/11/19	41
Royal Bank of Canada	GBP	1,870	USD	2,395	02/12/19	(58)
Royal Bank of Canada	GBP	1,789	USD	2,354	03/11/19	3
State Street	USD	2,824	ARS	109,400	02/22/19	54
State Street	USD	4,888	AUD	6,811	02/22/19	65
State Street	USD	123	BRL	474	02/22/19	7
State Street	USD	147	BRL	548	02/22/19	3
State Street	USD	1,456	EUR	1,266	02/12/19	(6)
State Street	USD	1,679	EUR	1,455	02/12/19	(13)
State Street	USD	64	GBP	50	02/12/19	1
State Street	USD	352	GBP	274	02/12/19	7
State Street	USD	3,079	HKD	24,046	02/22/19	(12)
State Street	USD	2,150	IDR	31,844,747	02/22/19	133
State Street	USD	13	KRW	14,769	02/22/19	—
State Street	USD	32	KRW	35,622	02/22/19	—
State Street	USD	80	KRW	89,432	02/22/19	1
State Street	USD	95	KRW	106,853	02/22/19	1
State Street	USD	20	MXN	401	02/22/19	1
State Street	USD	2,147	MXN	44,022	02/22/19	149
State Street	USD	8	MYR	35	02/22/19	—
State Street	USD	85	MYR	348	02/22/19	—
State Street	USD	116	MYR	484	02/22/19	3
State Street	USD	129	MYR	538	02/22/19	3
State Street	USD	35	PEN	118	02/22/19	—
State Street	USD	129	PEN	431	02/22/19	1
State Street	USD	10	PHP	533	02/22/19	—
State Street	USD	77	PHP	4,014	02/22/19	—
State Street	USD	89	PHP	4,769	02/22/19	2
State Street	USD	145	PHP	7,633	02/22/19	2
State Street	USD	5	TWD	156	02/22/19	—
State Street	USD	19	TWD	591	02/22/19	—
State Street	USD	83	TWD	2,530	02/22/19	—
State Street	USD	88	TWD	2,709	02/22/19	—
State Street	USD	13	ZAR	183	02/22/19	1

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 141

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	2,193	ZAR	31,130	02/22/19	150
State Street	ARS	109,400	USD	2,877	02/22/19	(1)
State Street	AUD	2,036	COP	4,581,350	02/22/19	(11)
State Street	CAD	967	RUB	48,100	02/22/19	(4)
State Street	CHF	11,706	USD	11,868	02/22/19	76
State Street	EUR	2,488	ARS	108,150	02/22/19	(16)
State Street	EUR	1,267	USD	1,456	02/12/19	4
State Street	EUR	1,263	USD	1,456	03/11/19	6
State Street	HKD	52	USD	7	02/22/19	—
State Street	HKD	178	USD	23	02/22/19	—
State Street	HKD	847	USD	108	02/22/19	—
State Street	HKD	997	USD	128	02/22/19	1
State Street	IDR	267,229	USD	18	02/22/19	(1)
State Street	IDR	1,061,602	USD	75	02/22/19	(1)
State Street	IDR	1,263,017	USD	86	02/22/19	(4)
State Street	IDR	1,702,549	USD	116	02/22/19	(6)
State Street	KRW	2,436,736	USD	2,164	02/22/19	(27)
State Street	MXN	2,093	USD	104	02/22/19	(5)
State Street	MXN	2,193	USD	115	02/22/19	—
State Street	MXN	2,662	USD	130	02/22/19	(9)
State Street	MYR	12,883	USD	3,073	02/22/19	(84)
State Street	NZD	3,199	RUB	144,350	02/22/19	(19)
State Street	PHP	163,125	USD	3,074	02/22/19	(52)
State Street	PLN	5,500	NOK	12,461	02/22/19	1
State Street	RUB	96,300	NZD	2,126	02/22/19	2
State Street	RUB	2,283	USD	34	02/22/19	(1)
State Street	RUB	3,029	USD	44	02/22/19	(2)
State Street	TWD	66,440	USD	2,175	02/22/19	9
State Street	ZAR	882	USD	64	02/22/19	(3)
State Street	ZAR	1,199	USD	83	02/22/19	(7)
State Street	ZAR	2,062	USD	144	02/22/19	(11)
State Street	ZAR	40,300	USD	2,951	02/22/19	(82)
Toronto Dominion Bank	USD	10,154	EUR	8,829	02/12/19	(41)
Toronto Dominion Bank	USD	2,349	GBP	1,789	02/12/19	(2)
Toronto Dominion Bank	EUR	8,829	USD	10,177	03/11/19	41
Toronto Dominion Bank	GBP	1,789	USD	2,352	03/11/19	2
UBS	USD	10,154	EUR	8,829	02/12/19	(42)
UBS	USD	2,349	GBP	1,789	02/12/19	(2)
UBS	EUR	9,137	USD	10,496	02/12/19	31
UBS	EUR	8,829	USD	10,177	03/11/19	41
UBS	GBP	1,870	USD	2,397	02/12/19	(55)
UBS	GBP	1,789	USD	2,352	03/11/19	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(246)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Morgan Stanley	Sell	USD	5,000	1.000%(2)	12/20/23	(209)	57	(152)
CDX NA High Yield Index	Morgan Stanley	Sell	USD	8,820	5.000%(2)	12/20/23	369	165	534
CDX NA Investment Grade
Index	Morgan Stanley	Sell	USD	2,000	1.000%(2)	12/20/23	20	11	31
iTraxx Europe Crossover
Index	Morgan Stanley	Sell	EUR	2,960	5.000%(2)	12/20/23	220	60	280
Total Open Credit Indices Contracts (å)							400	293	693

See accompanying notes which are an integral part of this quarterly report.

142 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$6,870	$—	$—	$6,870
Australia	—	220	—	—	220
Austria	—	252	—	—	252
Azerbaijan	—	804	—	—	804
Bahrain	—	2,114	—	—	2,114
Brazil	—	5,723	—	—	5,723
Canada	—	16,098	—	—	16,098
Cayman Islands	—	8,339	—	—	8,339
Chile	—	1,525	—	—	1,525
China	—	1,300	—	—	1,300
Colombia	—	3,490	—	—	3,490
Costa Rica	—	2,751	—	—	2,751
Czech Republic	—	407	—	—	407
Denmark	—	2,452	—	—	2,452
Dominican Republic	—	3,153	—	—	3,153
Ecuador	—	2,107	—	—	2,107
Egypt	—	3,051	—	—	3,051
El Salvador	—	1,925	—	—	1,925
Ethiopia	—	1,006	—	—	1,006
Finland	—	1,834	—	—	1,834
France	—	6,364	—	—	6,364
Gabon	—	478	—	—	478
Georgia	—	577	—	—	577
Germany	—	11,868	—	—	11,868
Ghana	—	1,005	—	—	1,005
Guernsey	—	1,284	—	—	1,284
Honduras	—	538	—	—	538
Hong Kong	—	615	—	—	615
India	—	198	—	—	198
Indonesia	—	1,737	—	—	1,737
Iraq	—	945	—	—	945
Ireland	—	1,757	—	—	1,757
Italy	—	14,743	—	—	14,743
Jersey	—	4,356	—	—	4,356
Jordan	—	949	—	—	949
Kazakhstan	—	4,449	—	—	4,449
Kenya	—	998	—	—	998
Lebanon	—	2,923	—	—	2,923
Luxembourg	—	19,357	—	—	19,357
Macao	—	515	—	—	515
Malta	—	1,081	—	—	1,081
Mexico	—	10,497	—	—	10,497
Mongolia	—	876	—	—	876
Morocco	—	809	—	—	809
Mozambique	—	951	—	—	951
Netherlands	—	12,721	—	—	12,721

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 143

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Nigeria	—	1,508	—	—	1,508
Oman	—	1,408	—	—	1,408
Pakistan	—	2,589	—	—	2,589
Panama	—	556	—	—	556
Paraguay	—	1,691	—	—	1,691
Peru	—	2,717	—	—	2,717
Philippines	—	724	—	—	724
Poland	—	1,372	—	—	1,372
Puerto Rico	—	465	—	—	465
Qatar	—	413	—	—	413
Russia	—	2,370	—	—	2,370
Saudi Arabia	—	697	—	—	697
South Africa	—	5,109	—	—	5,109
Spain	—	1,127	—	—	1,127
Sri Lanka	—	1,450	—	—	1,450
Sweden	—	3,628	—	—	3,628
Switzerland	—	223	—	—	223
Thailand	—	1,011	—	—	1,011
Tunisia	—	549	—	—	549
Turkey	—	7,223	—	—	7,223
Ukraine	—	241	—	—	241
United Arab Emirates	—	1,036	—	—	1,036
United Kingdom	—	41,196	—	—	41,196
United States	—	266,102	3,412	—	269,514
Venezuela, Bolivarian Republic of	—	3,730	—	—	3,730
Virgin Islands, British	—	1,682	—	—	1,682
Common Stocks
Canada	—	818	—	—	818
United States	451	35	6,630	—	7,116
Preferred Stocks	—	—	2,095	—	2,095
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	9,221	276	27,877	37,374
Total Investments	451	528,903	12,413	27,877	569,644

Other Financial Instruments
Assets
Futures Contracts	1,339	—	—	—	1,339
Foreign Currency Exchange Contracts	—	1,794	—	—	1,794
Credit Default Swap Contracts	—	845	—	—	845
Liabilities
Futures Contracts	(1,343)	—	—	—	(1,343)
Foreign Currency Exchange Contracts	—	(2,040)	—	—	(2,040)
Credit Default Swap Contracts	—	(152)	—	—	(152)
Total Other Financial Instruments*	$(4)	$447	$—	$—	$443

See accompanying notes which are an integral part of this quarterly report.

144 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2019 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	1/31/2019	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	1/31/2019	1/31/2019
Long-Term Fixed Income
Investments
Cayman Islands	$1,000	$—	$—	$—	$—	$—	$1,000	$—	$—	$—
United States	518	2,095	4	—	—	1,273	518	48	3,412	3,412
Common Stock	8,731	—	—	—	—	—	—	(2,101)	6,630	(2,101)
Preferred Stock	2,095	—	—	—	—	—	—	—	2,095	—
Short-Term Investments	276	—	—	—	—	—	—	—	276	—
Total Investments	12,620	2,095	4	—	—	1,273	1,518	(2,053)	12,413	1,311

Amounts in thousands
Fair Value
Sector Exposure	$
Asset-Backed Securities	22,170
Corporate Bonds and Notes	177,954
Energy	452
Health Care	1
International Debt	150,323
Loan Agreements	21,586
Materials and Processing	5,170
Mortgage-Backed Securities	50,843
Non-US Bonds	99,364
Producer Durables	3,589
Utilities	818
Short-Term Investments	37,374
Total Investments	569,644

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 145

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 61.3%			Boyd Gaming Corp.
Asset-Backed Securities - 0.4%			6.875% due 05/15/23	1,550	1,611
Citigroup Mortgage Loan Trust			Cable One, Inc.
Series 2007-AMC3 Class A2D			5.750% due 06/15/22 (Þ)	1,950	1,982
0.796% due 03/25/37 (Ê)	261	221	CBS Radio, Inc.
GSAA Home Equity Trust			7.250% due 11/01/24 (Þ)	100	94
Series 2005-15 Class 2A2			CCO Holdings LLC / CCO Holdings
1.021% due 01/25/36 (Ê)	618	386	Capital Corp.
Morgan Stanley ABS Capital I, Inc. Trust			5.250% due 03/15/21	250	251
Series 2004-NC1 Class M2			Series 0003
3.096% due 12/27/33 (Ê)	258	257	4.000% due 03/01/23 (Þ)	1,650	1,609
Nationstar HECM Loan Trust			Series DMTN
Series 2018-2A Class M5			5.000% due 02/01/28 (Þ)	375	356
6.000% due 07/25/28 (~)(Ê)(Š)(Þ)	320	309	Centene Corp.
Sound Point CLO XIX, Ltd.			4.750% due 05/15/22	300	305
Series 2018-1A Class E			Series WI
8.437% due 04/15/31 (Ê)(Þ)	1,400	1,299	5.625% due 02/15/21	2,600	2,639
ZAIS CLO 11, Ltd.			CenturyLink, Inc.
Series 2018-11A Class E			Series S
9.582% due 01/20/32 (Ê)(Þ)	250	244	6.450% due 06/15/21	650	662
		2,716	Cinemark USA, Inc.
Corporate Bonds and Notes - 20.4%			5.125% due 12/15/22	525	525
Acadia Healthcare Co. , Inc.			4.875% due 06/01/23	1,950	1,931
5.125% due 07/01/22	1,900	1,869	CIT Group, Inc.
ADT Corp. (The)			5.000% due 08/15/22	2,552	2,616
6.250% due 10/15/21	1,150	1,209	CNO Financial Group, Inc.
3.500% due 07/15/22	2,050	1,973	4.500% due 05/30/20	1,875	1,882
AECOM Global II LLC / URS Fox US,			CommScope, Inc.
LP			5.000% due 06/15/21 (Þ)	2,300	2,297
5.000% due 04/01/22	1,623	1,623	CoreCivic, Inc.
Aircastle, Ltd.			5.000% due 10/15/22	2,075	2,002
5.125% due 03/15/21	1,600	1,640	4.625% due 05/01/23	815	764
5.500% due 02/15/22	400	411	CRC Escrow Issuer LLC / CRC Finco,
5.000% due 04/01/23	1,400	1,421	Inc.
Alliance Data Systems Corp.			5.250% due 10/15/25 (Þ)	192	179
5.375% due 08/01/22 (Þ)	350	350	CSC Holdings LLC
Series 144a			5.500% due 04/15/27 (Þ)	64	63
5.875% due 11/01/21 (Þ)	1,000	1,008	5.375% due 02/01/28 (Þ)	128	123
Ally Financial, Inc.			DAE Funding LLC
4.625% due 05/19/22	150	153	4.500% due 08/01/22 (Þ)	2,000	1,975
AMC Entertainment Holdings, Inc.			DaVita HealthCare Partners, Inc.
5.875% due 02/15/22	1,250	1,248	5.750% due 08/15/22	3,250	3,302
AMC Networks, Inc.			Drawbridge Special Opportunities Fund
4.750% due 12/15/22	2,675	2,682	LP
Amsted Industries, Inc.			5.000% due 08/01/21 (Þ)	2,300	2,301
5.000% due 03/15/22 (Þ)	1,925	1,906	Edgewell Personal Care Co.
Anixter, Inc.			4.700% due 05/19/21	1,500	1,511
5.125% due 10/01/21	1,783	1,812	Energy Transfer Equity, LP
Antero Resources Corp.			Series E1PT
5.375% due 11/01/21	850	854	4.250% due 03/15/23	1,750	1,763
			Equinix, Inc.
Series WI			5.375% due 01/01/22	2,100	2,132
5.125% due 12/01/22	900	899	5.375% due 04/01/23	525	532
Arconic, Inc.
5.400% due 04/15/21	2,200	2,239	Freeport-McMoRan, Inc.
Ashland, Inc.			4.550% due 11/14/24	64	61
4.750% due 08/15/22	1,275	1,283	Frontier Communications Corp.
ASP AMC Merger Sub, Inc.			8.500% due 04/01/26 (Þ)	81	73
8.000% due 05/15/25 (Þ)	602	301	GLP Capital, LP / GLP Financing II, Inc.
B&G Foods, Inc.			4.375% due 04/15/21	1,400	1,408
4.625% due 06/01/21	2,000	2,011	Graphic Packaging International, Inc.
Ball Corp.			4.750% due 04/15/21	500	504
5.000% due 03/15/22	1,000	1,035	Gray Television, Inc.
Beacon Escrow Corp.			5.125% due 10/15/24 (Þ)	500	486
4.875% due 11/01/25 (Þ)	160	149	GTT Communications, Inc.
Berry Global, Inc.			Series 144a
4.500% due 02/15/26 (Þ)	324	305	7.875% due 12/31/24 (Þ)	451	397

See accompanying notes which are an integral part of this quarterly report.

146 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HCA Holdings, Inc.			Series WI
6.250% due 02/15/21	400	417	5.000% due 04/15/23	1,100	1,104
HCA, Inc.			SBA Communications Corp.
4.750% due 05/01/23	2,875	2,961	Series WI
Hospitality Properties Trust			4.875% due 07/15/22	875	886
4.250% due 02/15/21	1,000	1,000	4.000% due 10/01/22	1,100	1,086
Hughes Satellite Systems Corp.			Scientific Games International, Inc.
7.625% due 06/15/21	2,350	2,491	5.000% due 10/15/25 (Þ)	200	190
IMS Health, Inc.			Sealed Air Corp.
4.875% due 05/15/23 (Þ)	2,000	2,023	5.250% due 04/01/23 (Þ)	600	611
Iron Mountain US Holdings, Inc.			Select Medical Corp.
5.375% due 06/01/26 (Þ)	125	119	6.375% due 06/01/21	1,100	1,106
Iron Mountain, Inc.			Service Corp. International
4.375% due 06/01/21 (Þ)	1,855	1,851	5.375% due 01/15/22	1,250	1,259
5.250% due 03/15/28 (Þ)	94	87	Sinclair Television Group, Inc.
Kinetic Concepts, Inc. / KCI USA, Inc.			5.375% due 04/01/21	1,000	1,003
7.875% due 02/15/21 (Þ)	1,400	1,428	Sirius XM Radio, Inc.
Ladder Capital Finance Holdings LLLP			3.875% due 08/01/22 (Þ)	3,450	3,397
5.250% due 03/15/22 (Þ)	1,500	1,508	Sprint Communications, Inc.
Level 3 Financing, Inc.			6.000% due 11/15/22	3,100	3,138
Series WI			Standard Industries, Inc.
6.125% due 01/15/21	350	351	5.500% due 02/15/23 (Þ)	1,425	1,443
5.375% due 08/15/22	1,300	1,310	Starwood Property Trust, Inc.
5.375% due 01/15/24	260	259	Series WI
Lithia Motors, Inc.			5.000% due 12/15/21	1,900	1,919
5.250% due 08/01/25 (Þ)	84	81	Sunoco, LP and Sunoco Finance Corp.
LKQ Corp.			Series WI
4.750% due 05/15/23	1,725	1,734	4.875% due 01/15/23	800	788
MGM Resorts International			Symantec Corp.
6.750% due 10/01/20	1,350	1,409	3.950% due 06/15/22	750	739
6.625% due 12/15/21	375	396	TEGNA, Inc.
Moog, Inc.			4.875% due 09/15/21 (Þ)	1,400	1,397
5.250% due 12/01/22 (Þ)	717	720	Tenet Healthcare Corp.
Multi-Color Corp.			4.750% due 06/01/20	583	587
4.875% due 11/01/25 (Þ)	316	300	6.000% due 10/01/20	3,050	3,149
Netflix, Inc.			TerraForm Power Operating LLC
5.375% due 02/01/21	750	767	4.250% due 01/31/23 (Þ)	65	64
5.500% due 02/15/22	1,975	2,050	5.000% due 01/31/28 (Þ)	65	60
Nexstar Broadcasting, Inc.			T-Mobile USA, Inc.
5.625% due 08/01/24 (Þ)	200	194	4.000% due 04/15/22	2,300	2,280
Nielsen Finance LLC / Nielsen Finance			TransDigm, Inc.
Co.			5.500% due 10/15/20	500	500
5.000% due 04/15/22 (Þ)	1,600	1,598	6.000% due 07/15/22	125	126
Nuance Communications, Inc.			Series WI
5.375% due 08/15/20 (Þ)	200	201	6.375% due 06/15/26	64	62
Outfront Media Capital LLC / Outfront			Tribune Media Co.
Media Capital Corp.			Series WI
Series WI			5.875% due 07/15/22	2,000	2,033
5.250% due 02/15/22	2,700	2,727	United Rentals NA, Inc.
Post Holdings, Inc.			4.875% due 01/15/28	290	275
5.500% due 03/01/25 (Þ)	125	124	US Foods, Inc.
5.750% due 03/01/27 (Þ)	64	63	5.875% due 06/15/24 (Þ)	50	51
Rackspace Hosting, Inc.			WEX, Inc.
8.625% due 11/15/24 (Þ)	533	446	4.750% due 02/01/23 (Þ)	2,000	1,975
Radiate HoldCo LLC / Radiate Finance,			Wynn Las Vegas LLC / Wynn Las Vegas
Inc.			Capital Corp.
6.875% due 02/15/23 (Þ)	64	62	5.250% due 05/15/27 (Þ)	294	275
Radio One, Inc.			Zayo Group LLC / Zayo Capital, Inc.
7.375% due 04/15/22 (Þ)	275	264	Series WI
RegionalCare Hospital Partners			6.000% due 04/01/23	2,900	2,914
Holdings, Inc.
8.250% due 05/01/23 (Þ)	300	318			130,831
Reynolds Group Issuer, Inc. / Reynolds			International Debt - 5.6%
Group Issuer LLC			1011778 BC ULC / New Red Finance,
5.750% due 10/15/20	436	438	Inc.
RHP Hotel Properties, LP / RHP			4.625% due 01/15/22 (Þ)	3,150	3,155
Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 147

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AI Ladder (Luxembourg) Subco Sarl			Series 2018-15A Class ER
Term Loan			7.690% due 07/25/31 (Ê)(Þ)	275	250
7.235% due 05/01/25 (Ê)	345	339	Marble Point CLO XII, Ltd.
AI Mistral Luxembourg Subco Sarl			Series 2018-1A Class E
5.499% due 03/09/24 (~)(Ê)	989	930	8.436% due 07/16/31 (Ê)(Þ)	700	635
AIMCO			Numericable Group SA Term Loan B12
Series 2018-AA Class ER			6.176% due 01/05/26 (Ê)	1,481	1,384
7.548% due 01/15/28 (Ê)(Þ)	500	462	Numericable US LLC 1st Lien Term
Albea Beauty Holdings SA Term Loan			Loan B11
5.334% due 04/22/24 (Ê)	356	345	5.249% due 06/22/25 (Ê)	249	229
5.886% due 04/22/24 (Ê)	1	1	Oaktown Re, Ltd.
Alpha 3 BV Term Loan B			Series 2017-1A Class M2
5.803% due 01/31/24 (Ê)	365	353	6.510% due 04/25/27 (Ê)(Þ)	150	155
Ardagh Packaging Finance PLC /			Open Text Corp.
Ardagh Holdings USA, Inc.			5.625% due 01/15/23 (Þ)	2,250	2,300
4.250% due 09/15/22 (Þ)	2,350	2,326	Open Text Corp. 1st Lien Term Loan B
Arterra Wines Canada, Inc. 1st Lien			4.249% due 05/30/25 (Ê)	372	371
Term Loan B1			Ortho-Clinical Diagnostics SA 1st Lien
5.542% due 12/15/23 (Ê)	241	236	Term Loan B
Bellemeade Re, Ltd.			5.760% due 06/01/25 (Ê)	352	340
Series 2018-1A Class B1			Quebecor Media, Inc.
6.341% due 04/25/28 (Ê)(Þ)	410	416	5.750% due 01/15/23	100	103
CIFC Funding, Ltd.			Reliance Intermediate Holdings LP
Series 2019-4A Class DR			6.500% due 04/01/23 (Þ)	475	489
9.961% due 10/20/27 (Ê)(Þ)	925	916	SFR Group SA
Delta 2 (LUX ) Sarl Term Loan B			6.250% due 05/15/24 (Þ)	216	212
4.999% due 02/21/24 (Ê)	1,409	1,353	Solvay Acetow GMBH Term Loan
Diamond (BC) BV 1st Lien Term Loan			8.094% due 05/31/23 (Ê)	246	238
5.527% due 09/06/24 (Ê)	553	520	Sound Point CLO III-R, Ltd,
5.744% due 09/06/24 (Ê)	1	1	Series 2018-2RA Class E
Fly Leasing, Ltd.			8.787% due 04/15/29 (Ê)(Þ)	300	285
Series 0005			Steele Creek CLO, Ltd.
5.250% due 10/15/24	213	198	Series 2017-1A Class E
Garda World Security Corp. Term Loan B			7.834% due 01/15/30 (Ê)(Þ)	250	236
6.236% due 05/26/24 (Ê)	295	289	Series 2018-1A Class E
GFL Environmental, Inc.			8.537% due 04/15/31 (Ê)(Þ)	1,125	1,030
5.375% due 03/01/23 (Þ)	300	281	Symphony CLO, Ltd.
GFL Environmental, Inc. 1st Lien Term			Series 2019-20A Class E
Loan B			8.984% due 01/16/32 (Ê)(Š)(Þ)	250	233
5.499% due 05/31/25 (Ê)	175	168	Titan Acquisition, Ltd.
Guggenheim CLO LLC			7.750% due 04/15/26 (Þ)	430	376
Series 2018-1A Class DR			Valeant Pharmaceuticals International,
9.377% due 10/15/31 (Ê)(Þ)	757	715	Inc.
GVC Holdings PLC Term Loan B2			6.500% due 03/15/22 (Þ)	173	179
4.999% due 03/15/24 (Ê)	279	275	5.500% due 11/01/25 (Þ)	64	64
Hamilton Holdco, LLC Term Loan B			Videotron, Ltd.
4.810% due 05/30/25 (Ê)	746	738	5.000% due 07/15/22	2,500	2,570
IHO Verwaltungs GmbH			Viking Cruises, Ltd.
4.125% due 09/15/21 (Þ)	1,300	1,271	5.875% due 09/15/27 (Þ)	75	73
IHS Markit, Ltd.			VOC Escrow, Ltd.
5.000% due 11/01/22 (Þ)	1,400	1,430	5.000% due 02/15/28 (Þ)	75	73
Inmarsat Finance PLC			Weatherford International, Ltd. 1st Lien
4.875% due 05/15/22 (Þ)	775	750	Term Loan
International Game Technology PLC			3.925% due 07/13/20 (Ê)	310	296
6.250% due 02/15/22 (Þ)	2,450	2,535			35,795
6.250% due 01/15/27 (Þ)	81	82	Loan Agreements - 17.9%
ION Trading Technologies Sarl 1st Lien			ABG Intermediate Holdings 2 LLC 1st
Term Loan B			Lien Term Loan B
6.634% due 11/21/24 (Ê)	1,485	1,405	5.999% due 09/29/24 (Ê)	1,118	1,089
LCM Ltd Partnership			ABG Intermediate Holdings 2 LLC 2nd
Series 2018-18A Class ER			Lien Term Loan
8.711% due 04/20/31 (Ê)(Þ)	750	719	10.249% due 09/29/25 (Ê)	427	418
Lincoln Finance, Ltd.			Acrisure LLC Term Loan B
7.375% due 04/15/21 (Þ)	1,450	1,465	6.249% due 11/22/23 (Ê)	1,940	1,880
Magnetite XV CLO, Ltd.			Advanced Disposal Services, Inc. Term
			Loan B3

See accompanying notes which are an integral part of this quarterly report.

148 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.664% due 11/10/23 (Ê)	249	246	Blount International, Inc. 1st Lien Term
Advanced Integration Technology, LP 1st			Loan B
Lien Term Loan B1			6.249% due 04/12/23 (Ê)	372	371
7.457% due 04/03/23 (Ê)	374	368	Boxer Parent Co. , Inc. 1st Lien Term
AgroFresh, Inc. Term Loan B			Loan B
7.553% due 07/31/21 (Ê)	742	732	7.053% due 10/02/25 (Ê)	1,500	1,463
AGS LLC 1st Lien Term Loan B			Brave Parent Holdings, Inc. 1st Lien
5.999% due 02/15/24 (Ê)	308	303	Term Loan
Almonde, Inc. 2nd Lien Term Loan			6.499% due 04/17/25 (Ê)	374	367
10.053% due 04/28/25 (Ê)	250	235	Brickman Group, Ltd. 1st Lien Term
Alphabet Holding Company, Inc. 1st			Loan B
Lien Term Loan			5.063% due 08/10/25 (~)(Ê)	383	379
5.999% due 08/15/24 (Ê)	262	237	Brookfield WEC Holdings, Inc. Term
Altice Financing SA 1st Lien Term Loan			Loan
5.253% due 01/05/26 (Ê)	1,975	1,828	6.249% due 08/01/25 (Ê)	625	621
Alvogen Group, Inc. 1st Lien Term			C. H. Guenther & Son, Inc. Term Loan B
Loan B			5.249% due 03/22/25 (Ê)	373	365
7.250% due 04/02/22 (Ê)	369	366	Cabot Microelectronics Corp. 1st Lien
American Airlines, Inc. 1st Lien Term			Term Loan B
Loan B			4.750% due 11/15/25 (Ê)	500	496
4.252% due 06/27/25 (Ê)	375	359	Caesars Entertainment Operating Co.
American Airlines, Inc. Term Loan B			LLC 1st Lien Term Loan B
4.500% due 04/28/23 (Ê)	1,111	1,076	4.499% due 10/06/24 (Ê)	1,953	1,912
Amneal Pharmaceuticals LLC 1st Lien			Caesars Resort Collection LLC 1st Lien
Term Loan B			Term Loan B
6.000% due 05/04/25 (Ê)	374	370	5.249% due 12/22/24 (~)(Ê)	461	454
Anastasia Parent LLC 1st Lien Term			Canyon Valor Cos. , Inc. 1st Lien Term
Loan B			Loan B
6.249% due 08/10/25 (Ê)	399	378	5.553% due 06/16/23 (Ê)	352	344
AP Exhaust Acquisition LLC 1st Lien			CH Hold Corp. 1st Lien Term Loan B
Term Loan			7.500% due 02/01/24 (Ê)	431	430
7.618% due 05/10/24 (Ê)	739	678	Change Healthcare Holdings LLC 1st
AppLovin Corp. 1st Lien Term Loan B			Lien Term Loan B
6.249% due 08/15/25 (Ê)	750	748	5.249% due 03/01/24 (~)(Ê)	963	941
Aramark Services, Inc. 1st Lien Term			Charter Communications Operating LLC
Loan B3			1st Lien Term Loan B
4.249% due 03/11/25 (~)(Ê)	701	695	4.500% due 04/30/25 (~)(Ê)	249	246
Aretec Group, Inc. 1st Lien Term Loan			Cogeco Communications (USA) II LP 1st
			Lien Term Loan B
6.749% due 10/01/25 (Ê)	200	197	4.874% due 08/11/24 (Ê)	746	730
Ascena Retail Group, Inc. Term Loan B			Commercial Barge Line Co. 1st Lien
7.000% due 08/21/22 (Ê)	218	200	Term Loan
Ascend Learning LLC Term Loan B			11.249% due 11/12/20 (Ê)	667	469
5.499% due 07/12/24 (Ê)	748	733	Constellis Holdings LLC 1st Lien Term
AssuredPartners, Inc. 1st Lien Term			Loan
Loan B			7.634% due 04/18/24 (Ê)	1	1
5.749% due 10/22/24 (Ê)	370	358	7.744% due 04/18/24 (Ê)	491	470
Asurion LLC Term Loan B4			Constellis Holdings LLC 2nd Lien Term
5.499% due 08/04/22 (~)(Ê)	859	845	Loan
Asurion LLC Term Loan B6			11.744% due 04/21/25 (Ê)	254	240
5.499% due 11/03/23 (Ê)	952	936	Cortes NP Acquisition Corp Term Loan B
Asurion LLC Term Loan B7			6.707% due 11/30/23 (Ê)	473	439
5.499% due 11/03/24 (Ê)	498	489	CPI Acquisition, Inc. Term Loan B
Avaya, Inc. Term Loan B			7.349% due 08/17/22 (Ê)	405	259
6.759% due 12/15/24 (Ê)	2,359	2,319	Crosby US Acquisition Corp. 1st Lien
Avolon LLC 1st Lien Term Loan B3			Term Loan
4.503% due 01/15/25 (~)(Ê)	573	566	5.503% due 11/22/20 (Ê)	245	226
Bass Pro Group LLC 1st Lien Term			Crown Finance, Inc. 1st Lien Term
Loan B			Loan B
7.499% due 12/16/23 (Ê)	374	369	4.999% due 02/28/25 (Ê)	2,670	2,602
Bausch Health Cos. , Inc. 1st Lien Term			CSC Holdings LLC 1st Lien Term Loan
Loan B			4.759% due 07/17/25 (Ê)	1,710	1,654
5.263% due 11/27/25 (Ê)	481	474	CSC Holdings LLC 1st Lien Term Loan
Belron SA Term Loan B			B
4.839% due 10/26/24 (Ê)	249	246	4.989% due 01/12/26 (Ê)	720	702
Berry Plastics Group, Inc. 1st Lien Term			CT Technologies Intermediate Holdings,
Loan Q			Inc. 1st Lien Term Loan B
4.516% due 10/01/22 (~)(Ê)	336	333	6.749% due 12/01/21 (Ê)	255	216

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 149

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CWGS Group LLC Term Loan			Greeneden U. S. Holdings II LLC 1st
5.052% due 11/08/23 (Ê)	138	130	Lien Term Loan B3
5.257% due 11/08/23 (~)(Ê)	1	1	5.749% due 12/01/23 (Ê)	186	181
Delek US Holdings, Inc. 1st Lien Term			Grifols Worldwide Operations USA, Inc.
Loan B			1st Lien Term Loan B
4.749% due 03/30/25 (Ê)	496	480	4.664% due 01/31/25 (Ê)	371	366
Digicert Holdings, Inc. 1st Lien Term			Gruden Holdings, Inc. 1st Lien Term
Loan			Loan
6.499% due 10/31/24 (Ê)	747	732	8.303% due 08/18/22 (Ê)	691	676
Digicert Holdings, Inc. 2nd Lien Term			GTT Communications, Inc. 1st Lien
Loan			Term Loan B
10.499% due 10/31/25 (Ê)	300	289	5.250% due 05/31/25 (Ê)	1,459	1,367
DiversiTech Holdings, Inc. 1st Lien			Gulf Finance LLC Term Loan B
Term Loan B			7.750% due 08/25/23 (Ê)	188	147
5.803% due 06/01/24 (Ê)	124	119	7.867% due 08/25/23 (Ê)	113	89
Dynacast International LLC 1st Lien			H. B. Fuller Co. 1st Lien Term Loan B
Term Loan B			4.503% due 10/20/24 (Ê)	685	671
5.772% due 01/28/22 (Ê)	323	317	HCA, Inc. Term Loan B10
Dynatrace LLC 1st Lien Term Loan			4.499% due 03/07/25 (Ê)	100	99
5.749% due 08/23/25 (Ê)	233	230	Heartland Dental LLC 1st Lien Term
EagleView Technology Corp. 1st Lien			Loan
Term Loan B1			3.750% due 04/30/25 (Ê)	31	30
6.008% due 07/31/25 (Ê)	750	719	6.249% due 04/30/25 (Ê)	342	331
ECI Macola/Max Holding LLC 2nd Lien			HGIM Corp. 1st Lien Term Loan
Term Loan			8.508% due 07/02/23 (Ê)	711	705
10.803% due 09/29/25 (Ê)	250	244	HLF Financing SARL LLC 1st Lien
ECI Macola/Max Holding LLC Term			Term Loan B
Loan B			5.749% due 08/16/25 (Ê)	485	481
7.063% due 09/27/24 (Ê)	370	367	HS Purchaser LLC 1st Lien Term Loan
Education Advisory Board 1st Lien Term			6.249% due 03/29/25 (Ê)	249	244
Loan			HUB International, Ltd. 1st Lien Term
6.195% due 02/27/20 (Ê)	446	431	Loan
6.407% due 02/27/20 (Ê)	1	1	5.356% due 04/25/25 (Ê)	918	884
Emerald US, Inc. Term Loan B1			5.514% due 04/25/25 (Ê)	2	2
6.803% due 05/09/21 (~)(Ê)	374	370	Hyland Software, Inc. 1st Lien Term
EnergySolutions, LLC 1st Lien Term			Loan
Loan B			5.999% due 07/01/24 (Ê)	123	121
6.553% due 05/11/25 (Ê)	746	638	Hyland Software, Inc. 2nd Lien Term
Entegris, Inc. Term Loan B			Loan
4.499% due 11/01/25 (Ê)	375	371	9.499% due 05/23/25 (Ê)	375	371
Envision Healthcare Corp. 1st Lien Term			I-Logic Technologies Bidco, Ltd. 1st
Loan B			Lien Term Loan
6.249% due 10/11/25 (Ê)	3,150	2,963	5.884% due 12/31/24 (Ê)	448	429
Everi Payments, Inc. 1st Lien Term Loan			Imperva, Inc. 1st Lien Term Loan
Series 91D			6.516% due 01/10/26 (Ê)	167	164
5.499% due 05/09/24 (Ê)	493	484	INEOS US Finance LLC 1st Lien Term
EVO Payments International LLC 1st			Loan B
Lien Term Loan B			4.499% due 03/31/24 (Ê)	743	720
5.760% due 12/22/23 (Ê)	199	196	Information Resources, Inc. 1st Lien
Focus Financial Partners LLC 1st Lien			Term Loan
Term Loan B2			6.999% due 12/03/25 (Ê)	375	368
4.999% due 07/03/24 (Ê)	593	583	Inovalon Holdings, Inc. Term Loan B
Fort Dearborn Company 1st Lien Term			6.063% due 04/02/25 (Ê)	1,493	1,467
Loan			Intrawest Resorts Holdings, Inc. 1st Lien
6.408% due 10/19/23 (Ê)	356	338	Term Loan B1
6.784% due 10/19/23 (Ê)	13	12	5.499% due 06/29/24 (Ê)	495	488
GHX Ultimate Parent Corp. 1st Lien			Jason, Inc. 1st Lien Term Loan
Term Loan			7.303% due 06/30/21 (Ê)	374	362
6.063% due 06/30/24 (Ê)	739	718	Las Vegas Sands LLC Term Loan
Global Payments, Inc. 1st Lien Term			4.249% due 03/27/25 (Ê)	620	608
Loan B3			Level 3 Financing, Inc. Term Loan B
4.249% due 04/22/23 (Ê)	247	243	4.756% due 02/22/24 (~)(Ê)	1,250	1,227
Global Payments, Inc. 1st Lien Term			LifeScan Global Corp. 1st Lien Term
Loan B4			Loan
4.249% due 10/12/25 (Ê)	250	244	8.797% due 10/02/24 (Ê)	500	479
Gray Television, Inc. 1st Lien Term			Limetree Bay Terminals LLC Term Loan
Loan C			B
5.020% due 11/02/25 (Ê)	375	370	6.499% due 02/10/24 (Ê)	197	185

See accompanying notes which are an integral part of this quarterly report.

150 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lions Gate Capital Holdings LLC 1st			Post Holdings, Inc. Incremental Term
Lien Term Loan B			Loan B
4.749% due 03/24/25 (Ê)	744	731	4.520% due 05/24/24 (~)(Ê)	298	294
MCC Iowa LLC 1st Lien Term Loan M			Pre-Paid Legal Services, Inc. 1st Lien
4.420% due 01/15/25 (Ê)	367	362	Term Loan
Messer Industries USA, Inc. 1st Lien			5.499% due 04/13/25 (Ê)	344	339
Term Loan B			Procera Networks, Inc. 1st Lien Term
0.000% due 10/02/25 (Ê)(v)	750	733	Loan
Metro-Goldwyn-Mayer, Inc. 1st Lien			7.003% due 11/02/25 (Ê)	325	319
Term Loan B			Project Alpha Intermediate Holding, Inc.
5.000% due 07/03/25 (Ê)	374	368	1st Lien Term Loan B
MGM Growth Properties Operating			6.370% due 04/26/24 (Ê)	374	364
Partnership, LP Term Loan B			Quest Software US Holdings, Inc. 1st
0.000% due 04/25/23 (~)(Ê)(v)	249	245	Lien Term Loan
MH Sub I LLC 1st Lien Term Loan			6.994% due 05/18/25 (Ê)	499	491
6.269% due 09/15/24 (Ê)	741	727	Quintiles IMS, Inc. 1st Lien Term Loan
Midwest Physician Administrative			B2
Services LLC 1st Lien Term Loan			4.803% due 01/18/25 (Ê)	247	244
5.249% due 08/15/24 (Ê)	733	705	Rackspace Hosting, Inc. 1st Lien Term
Midwest Physician Administrative			Loan
Services LLC 2nd Lien Term Loan			5.582% due 11/03/23 (Ê)	2,952	2,734
Series 182			Radiate Holdco LLC 1st Lien Term
9.519% due 08/11/25 (Ê)	367	352	Loan B
Mitchell International, Inc. 1st Lien			5.499% due 02/01/24 (Ê)	1,485	1,440
Term Loan B			Radio One, Inc. 1st Lien Term Loan B
5.749% due 11/30/24 (Ê)	366	350	6.500% due 04/05/23 (Ê)	695	660
Mitchell International, Inc. 2nd Lien			Red Ventures LLC 1st Lien Term Loan
Term Loan			B1
9.749% due 11/20/25 (Ê)	500	488	5.499% due 11/08/24 (Ê)	714	706
MLN US Holdco LLC 1st Lien Term			Refinitiv US Holdings, Inc. 1st Lien
Loan			Term Loan B
6.999% due 07/13/25 (Ê)	740	728	6.249% due 10/01/25 (Ê)	625	600
Navistar, Inc. 1st Lien Term Loan B			Regionalcare Hospital Partners, Inc.
6.020% due 11/06/24 (Ê)	743	730	Term Loan B
NN, Inc. 1st Lien Term Loan B			7.129% due 11/16/25 (Ê)	1,813	1,766
6.249% due 10/19/22 (Ê)	373	363	Research Now Group, Inc. 1st Lien Term
NN, Inc. Term Loan			Loan
5.749% due 04/03/21 (Ê)	371	361	7.999% due 12/20/24 (Ê)	373	369
North American Lifting Holdings, Inc.			Reynolds Group Holdings, Inc. 1st Lien
1st Lien Term Loan			Term Loan B
7.303% due 11/27/20 (Ê)	702	638	5.249% due 02/05/23 (~)(Ê)	150	147
NPC International, Inc. 1st Lien Term			RHP Hotel Properties, LP / RHP
Loan			Finance Corp. Term Loan B
5.999% due 04/20/24 (Ê)	578	552	5.000% due 04/15/21	2,200	2,204
6.055% due 04/20/24 (Ê)	407	388	RHP Hotel Properties, LP Term Loan B
On Assignment, Inc. 1st Lien Term Loan			4.780% due 05/11/24 (Ê)	369	366
B4			Rocket Software, Inc. Term Loan
4.499% due 02/21/25 (~)(Ê)	718	708	6.678% due 11/28/25 (Ê)	146	145
Optiv, Inc. 1st Lien Term Loan			RPI Finance Trust Term Loan B
5.749% due 02/01/24 (Ê)	357	330	4.499% due 03/27/23 (~)(Ê)	124	123
Oryx Southern Delaware Holdings LLC			Sally Holdings LLC 1st Lien Term Loan
1st Lien Term Loan B			B1
5.749% due 02/28/25 (Ê)	372	355	4.750% due 07/05/24 (Ê)	748	732
Pearl Intermediate Parent LLC 1st Lien			Schenectady International Group, Inc.
Delayed-Draw Term Loan			1st Lien Term Loan
5.269% due 02/14/25 (Ê)	142	135	7.537% due 08/10/25 (Ê)	375	371
Pearl Intermediate Parent LLC 1st Lien			Scientific Games International, Inc. 1st
Term Loan			Lien Term Loan B5
5.269% due 02/14/25 (Ê)	479	457	5.249% due 08/14/24 (~)(Ê)	2,061	1,995
Penn National Gaming, Inc. 1st Lien			Seadrill Operating, LP
Term Loan B1			8.803% due 02/21/21 (Ê)	748	601
4.758% due 10/15/25 (Ê)	375	370	Sedgwick Claims Management Services,
Plantronics, Inc. 1st Lien Term Loan			Inc. 1st Lien Term Loan B
4.999% due 07/02/25 (Ê)	359	349	5.749% due 12/31/25 (Ê)	250	243
Platform Specialty Products Corp. 1st			Serta Simmons Bedding, LLC 1st Lien
Lien Term Loan			Term Loan
0.000% due 01/31/26 (Ê)(v)	180	178	6.014% due 11/08/23 (Ê)	747	635
			Serta Simmons Bedding, LLC 2nd Lien
			Term Loan

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 151

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
10.514% due 11/08/24 (Ê)	375	264	6.749% due 10/01/25 (Ê)	750	642
Sesac Holdco II LLC 1st Lien Term Loan			Unitymedia Hessen GMBH & C0 KG 1st
5.499% due 02/13/24 (Ê)	375	364	Lien Term Loan E
Sesac Holdco II LLC 2nd Lien Term			4.489% due 06/01/23 (Ê)	1,750	1,721
Loan			UPC Financing Partnership 1st Lien
9.749% due 02/24/25 (Ê)	375	362	Term Loan AR
Shutterfly, Inc. Term Loan B			5.009% due 01/15/26 (~)(Ê)	416	410
5.250% due 08/17/24 (Ê)	282	275	USI, Inc. Term Loan B
SonicWALL US Holdings, Inc. 1st Lien			5.803% due 05/16/24 (Ê)	741	709
Term Loan			Valeant Pharmaceuticals International,
6.145% due 05/16/25 (Ê)	665	639	Inc. Term Loan B
SonicWALL US Holdings, Inc. 2nd Lien			5.513% due 05/17/25 (~)(Ê)	499	493
Term Loan			Vantiv LLC Term Loan B4
10.145% due 05/18/26 (Ê)	300	286	4.222% due 08/20/24 (Ê)	1,241	1,232
Southcross Energy Partners LP 1st Lien			Varsity Brands Holding Co. , Inc. 1st Lien
Term Loan B			Term Loan
7.053% due 08/04/21 (Ê)	127	114	5.999% due 12/15/24 (Ê)	371	365
Southwire Co. LLC 1st Lien Term Loan B			Verdesian Life Sciences LLC Term Loan
4.508% due 05/15/25 (Ê)	423	417	7.744% due 07/01/20 (Ê)	1,086	977
SS&C Technologies, Inc. 1st Lien Term			VeriFone Systems, Inc. 1st Lien Term
Loan B5			Loan
4.749% due 04/16/25 (~)(Ê)	923	904	6.645% due 08/20/25 (Ê)	319	312
Starfruit Finco BV 1st Lien Term Loan B			Verscend Holding Corp. 1st Lien Term
5.753% due 10/01/25 (Ê)	188	183	Loan B
Stars Group Holdings BV Term Loan			6.999% due 08/27/25 (Ê)	748	741
6.303% due 07/10/25 (Ê)	747	740	Vertafore, Inc. 1st Lien Term Loan B
Station Casinos LLC 1st Lien Term			6.053% due 07/02/25 (Ê)	750	727
Loan B			VICI Properties, Inc. 1st Lien Term
5.000% due 06/08/23 (Ê)	495	488	Loan B
Steak n Shake Operations, Inc. Term			4.503% due 12/15/24 (~)(Ê)	250	245
Loan			Virgin Media Bristol LLC 1st Lien Term
6.250% due 03/19/21 (Ê)	451	350	Loan K
SuperMoose Borrower LLC 1st Lien			0.000% due 01/15/26 (~)(Ê)(v)	375	368
Term Loan			W3 TopCo LLC 1st Lien Term Loan
6.249% due 08/15/25 (Ê)	333	323	8.366% due 03/08/22 (Ê)	1	1
Telenet Financing USD LLC 1st Lien			8.503% due 03/08/22 (Ê)	369	368
Term Loan AN			Walker & Dunlop, Inc. 1st Lien Term
4.759% due 08/17/26 (Ê)	875	851	Loan B1
Tempo Acquisition LLC Term Loan B			4.749% due 11/07/25 (Ê)	375	369
5.499% due 05/01/24 (Ê)	246	241	Web. com Group, Inc. 1st Lien Term
TKC Holdings, Inc. 1st Lien Term Loan			Loan B
6.250% due 02/01/23 (Ê)	491	475	6.269% due 10/11/25 (Ê)	750	724
TKC Holdings, Inc. 2nd Lien Term Loan			Weight Watchers International, Inc. 1st
10.500% due 02/01/24 (Ê)	188	180	Lien Term Loan B
TMS International Corp. 1st Lien Term			7.560% due 11/29/24 (Ê)	321	319
Loan B2			William Morris Endeavor Entertainment
5.052% due 08/14/24 (Ê)	207	200	LLC 1st Lien Term Loan B
5.400% due 08/14/24 (Ê)	129	125	5.250% due 08/22/24 (Ê)	358	336
Trader Corp. Term Loan B			Wyndham Hotels & Resorts, Inc. 1st
5.502% due 09/28/23 (Ê)	458	451	Lien Term Loan B
TransDigm Group, Inc. 1st Lien Term			4.249% due 05/30/25 (Ê)	524	514
Loan G					114,923
4.999% due 08/22/24 (~)(Ê)	493	480	Mortgage-Backed Securities - 17.0%
TransDigm, Inc. Term Loan			Alternative Loan Trust
4.999% due 06/09/23 (Ê)	980	958	Series 2005-27 Class 1A1
TruGreen, LP Term Loan			1.424% due 08/25/35 (~)(Ê)	378	331
6.514% due 04/13/23 (Ê)	809	811	Series 2005-59 Class 1A1
U. S. Silica Co. , Inc. 1st Lien Term Loan			1.109% due 11/20/35 (Ê)	349	335
B			Series 2006-OA10 Class 3A1
6.500% due 05/01/25 (Ê)	373	337	1.428% due 08/25/46 (Ê)	503	437
Uber Technologies, Inc. 1st Lien Term			American Home Mortgage Investment
Loan			Trust
6.516% due 03/22/25 (Ê)	418	414	Series 2007-1 Class GA1C
UFC Holdings LLC 1st Lien Term Loan			0.360% due 05/25/47 (Ê)	1,096	831
5.750% due 08/18/23 (Ê)	244	242	Banc of America Commercial Mortgage
United Airlines, Inc. Term Loan B			Trust
4.249% due 04/01/24 (Ê)	983	965	Series 2008-1 Class AJ
United Natural Foods, Inc. Term Loan B			6.283% due 02/10/51 (~)(Ê)	17	17

See accompanying notes which are an integral part of this quarterly report.

152 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bear Stearns Alt-A Trust			Series 2017-C01 Class 1B1
Series 2005-7 Class 21A1			6.516% due 07/25/29 (Ê)	567	663
2.871% due 09/25/35 (~)(Ê)	583	542	Series 2017-C01 Class 1M2
Series 2005-8 Class 21A1			4.316% due 07/25/29 (Ê)	516	556
2.824% due 10/25/35 (~)(Ê)	189	191	Series 2017-C02 Class 2B1
Series 2006-6 Class 1A1			6.477% due 09/25/29 (Ê)	500	567
0.541% due 11/25/36 (Ê)	596	590	Series 2017-C02 Class 2M2
Bear Stearns Commercial Mortgage			4.887% due 09/25/29 (Ê)	472	509
Securities Trust			Series 2017-C03 Class 1B1
Series 2007-T28 Class D			5.842% due 10/25/29 (Ê)	100	111
6.090% due 09/11/42 (~)(Ê)(Þ)	135	111	Series 2017-C05 Class 1B1
Citigroup Mortgage Loan Trust			4.824% due 01/25/30 (Ê)	1,010	1,027
Series 2007-AR5 Class 1A1A			Series 2017-C06 Class 2M2
3.811% due 04/25/37 (~)(Ê)	301	298	4.037% due 02/25/30 (Ê)	240	247
Commercial Mortgage Pass Through			Series 2017-C07 Class 1M2
Certificates			3.643% due 05/25/30 (Ê)(Þ)	1,050	1,070
Series 2012-CR3 Class E			Series 2018-C01 Class 1B1
4.770% due 10/15/45 (~)(Ê)(Þ)	195	178	5.124% due 07/25/30 (Ê)	1,130	1,114
Commercial Mortgage Trust			Series 2018-C03 Class 1B1
Series 2012-LC4 Class E			5.746% due 10/25/30 (Ê)	750	734
4.250% due 12/10/44 (Þ)	454	368	Series 2018-C03 Class 1M2
Series 2014-CR17 Class D			4.110% due 10/25/30 (Ê)	438	438
4.801% due 05/10/47 (~)(Ê)(Þ)	205	196	Series 2018-C04 Class 2M2
Countrywide Alternative Loan Trust			4.652% due 12/25/30 (Ê)	557	562
Series 2006-45T1 Class 2A7			Fannie Mae REMICS
1.578% due 02/25/37 (Ê)	280	146	Series 2010-35 Class SG
Series 2006-OA10 Class 2A1			Interest Only STRIP
1.424% due 08/25/46 (Ê)	165	128	5.418% due 04/25/40 (Ê)	574	94
Series 2006-OA10 Class 4A1			Series 2010-140 Class GS
0.411% due 08/25/46 (Ê)	698	601	Interest Only STRIP
Credit Suisse Commercial Mortgage			5.229% due 07/25/39 (Ê)	572	42
Trust			Series 2011-59 Class BI
Series 2007-C4 Class C			Interest Only STRIP
6.275% due 09/15/39 (~)(Ê)(Þ)	30	30	6.000% due 08/25/40	464	22
CSAIL Commercial Mortgage Trust			Series 2011-98 Class AI
Series 2015-C1 Class D			Interest Only STRIP
3.944% due 04/15/50 (~)(Ê)(Þ)	398	356	3.500% due 11/25/37	1,317	52
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust			Series 2011-101 Class SA
Series 2007-OA3 Class A1			Interest Only STRIP
0.918% due 07/25/47 (Ê)	317	302	5.129% due 10/25/41 (Ê)	718	98
Fannie Mae			Series 2012-36 Class SN
30 Year TBA(Ï)			Interest Only STRIP
3.500%	6,000	6,025	5.672% due 04/25/42 (Ê)	407	67
4.000%	3,000	3,947	Series 2012-49 Class QI
Fannie Mae Connecticut Avenue			Interest Only STRIP
Securities			4.500% due 12/25/40	1,216	161
Series 2015-C04 Class 1M2			Series 2012-103 Class SD
6.136% due 04/25/28 (Ê)	260	298	Interest Only STRIP
Series 2016-C01 Class 1B			4.813% due 09/25/42 (Ê)	342	60
12.274% due 08/25/28 (Ê)	416	591	Series 2012-116 Class SA
Series 2016-C02 Class 1B			Interest Only STRIP
12.688% due 09/25/28 (Ê)	608	876	5.329% due 10/25/42 (Ê)	1,500	287
Series 2016-C02 Class 1M2			Series 2013-9 Class SA
6.438% due 09/25/28 (Ê)	312	358	Interest Only STRIP
Series 2016-C03 Class 2M2			5.981% due 03/25/42 (Ê)	2,978	361
6.189% due 10/25/28 (Ê)	544	617	Series 2013-27 Class PI
Series 2016-C05 Class 2B			Interest Only STRIP
11.244% due 01/25/29 (Ê)	40	50	3.000% due 12/25/41	6,692	435
Series 2016-C05 Class 2M2			Series 2013-35 Class IP
4.944% due 01/25/29 (Ê)	553	606	Interest Only STRIP
Series 2016-C06 Class 1M2			3.000% due 06/25/42	902	62
4.775% due 04/25/29 (Ê)	548	612	Series 2013-41 Class SP
Series 2016-C07 Class 2M2			Interest Only STRIP
5.587% due 05/25/29 (Ê)	785	858	5.422% due 06/25/40 (Ê)	1,083	72

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 153

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-54 Class LI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
7.000% due 11/25/34	1,180	286	5.000% due 01/25/38	1,375	201
Series 2013-67 Class IL			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 07/25/43	983	221	5.000% due 02/25/48	1,329	287
Series 2015-66 Class AS			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	2,183	301	5.000% due 02/25/48	1,079	210
Series 2015-4425 Class IO			Series 2018-86 Class DS
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	766	162	3.590% due 12/25/48 (Ê)	4,311	526
Series 2016-24 Class CI			Series 2018-95 Class SA
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/46	513	86	3.640% due 01/25/49 (Ê)	2,128	340
Series 2016-61 Class BS			Series 2018-95 Class SL
Interest Only STRIP			Interest Only STRIP
5.613% due 09/25/46 (Ê)	2,364	322	3.710% due 01/25/49 (Ê)	1,831	301
Series 2016-62 Class GS			Freddie Mac REMICS
Interest Only STRIP			Series 2011-3904 Class NI
3.590% due 09/25/46 (Ê)	2,389	331	Interest Only STRIP
Series 2016-65 Class CS			3.500% due 08/15/26	697	54
Interest Only STRIP			Series 2012-3981 Class WS
4.035% due 09/25/46 (Ê)	1,751	229	Interest Only STRIP
Series 2016-70 Class QI			5.323% due 05/15/41 (Ê)	852	101
Interest Only STRIP			Series 2012-3984 Class DS
3.500% due 10/25/46	2,545	391	Interest Only STRIP
Series 2016-88 Class BS			4.961% due 01/15/42 (Ê)	919	131
Interest Only STRIP			Series 2012-4073 Class AS
3.590% due 12/25/46 (Ê)	2,242	333	Interest Only STRIP
Series 2016-97 Class KI			5.512% due 08/15/38 (Ê)	465	29
Interest Only STRIP			Series 2012-4074 Class KS
3.000% due 06/25/40	1,462	149	Interest Only STRIP
Series 2016-102 Class JI			5.788% due 02/15/41 (Ê)	1,059	157
Interest Only STRIP			Series 2012-4099 Class BI
3.500% due 02/25/46	1,663	255	Interest Only STRIP
Series 2016-104 Class NI			3.500% due 06/15/39	735	74
Interest Only STRIP			Series 2012-4127 Class PI
5.000% due 04/25/38	207	1	Interest Only STRIP
Series 2017-2 Class KI			4.500% due 07/15/42	1,289	255
Interest Only STRIP			Series 2013-4182 Class PI
4.000% due 02/25/47	2,242	445	Interest Only STRIP
Series 2017-7 Class JI			3.000% due 12/15/41	6,389	419
Interest Only STRIP			Series 2013-4265 Class SD
4.000% due 02/25/47	843	150	Interest Only STRIP
Series 2017-8 Class SB			4.513% due 01/15/35 (Ê)	993	135
Interest Only STRIP			Series 2014-4299 Class JI
4.203% due 02/25/47 (Ê)	4,208	626	Interest Only STRIP
Series 2017-15 Class LI			4.000% due 07/15/43	1,037	161
Interest Only STRIP			Series 2014-4386 Class IL
4.000% due 06/25/46	845	137	Interest Only STRIP
Series 2017-48 Class LI			4.000% due 12/15/43	813	146
Interest Only STRIP			Series 2014-4389 Class IA
4.000% due 05/25/47	1,751	327	Interest Only STRIP
Series 2017-72 Class GI			4.000% due 09/15/44	418	92
Interest Only STRIP			Series 2014-4413 Class HI
4.000% due 08/25/47	3,238	584	Interest Only STRIP
Series 2017-78 Class KI			3.500% due 03/15/40	1,066	118
Interest Only STRIP			Series 2015-4475 Class CI
3.500% due 10/25/47	717	134	Interest Only STRIP
Series 2017-82 Class NI			3.500% due 01/15/44	1,179	187
Interest Only STRIP			Series 2015-4510 Class HI
4.000% due 10/25/47	1,210	196	Interest Only STRIP
Series 2017-112 Class SG			3.000% due 03/15/40	2,406	217
Interest Only STRIP
4.349% due 01/25/48 (Ê)	2,382	357

See accompanying notes which are an integral part of this quarterly report.

154 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-4530 Class HI			Series 2016-HQA1 Class M3
Interest Only STRIP			6.792% due 09/25/28 (Ê)	250	301
4.000% due 11/15/45	358	78	Series 2016-HQA2 Class M3
Series 2016-4550 Class AI			5.674% due 11/25/28 (Ê)	253	295
Interest Only STRIP			Series 2016-HQA3 Class M3
3.000% due 10/15/40	1,427	178	4.374% due 03/25/29 (Ê)	899	998
Series 2016-4560 Class PI			Series 2016-HQA4 Class M3
Interest Only STRIP			4.427% due 04/25/29 (Ê)	797	886
3.500% due 05/15/45	614	94	Series 2017-DNA1 Class B1
Series 2016-4601 Class IC			5.729% due 07/25/29 (Ê)	496	554
Interest Only STRIP			Series 2017-HQA1 Class B1
4.000% due 12/15/45	592	94	6.216% due 08/25/29 (Ê)	525	578
Series 2016-4621 Class QI			Series 2017-HQA1 Class M2
Interest Only STRIP			4.787% due 08/25/29 (Ê)	425	457
3.500% due 10/15/46	1,290	165	Ginnie Mae II
Series 2016-4629 Class GI			30 Year TBA(Ï)
Interest Only STRIP			4.000%	2,000	2,058
3.500% due 11/15/45	1,444	229	4.500%	4,000	4,153
Series 2016-4635 Class PI			Ginnie Mae REMICS
Interest Only STRIP			Class IA
4.000% due 12/15/46	652	114	Interest Only STRIP
Series 2017-4658 Class CI			4.000% due 01/16/43	1,108	154
Interest Only STRIP			Series 2009-121 Class DI
3.500% due 07/15/40	1,693	187	Interest Only STRIP
Series 2017-4663 Class KI			4.500% due 12/16/39	1,398	273
Interest Only STRIP			Series 2009-121 Class UI
3.500% due 11/15/42	1,851	222	Interest Only STRIP
Series 2017-4663 Class PI			5.000% due 12/20/39	116	26
Interest Only STRIP			Series 2010-9 Class UI
4.000% due 03/15/47	1,358	239	Interest Only STRIP
Series 2017-4663 Class TI			5.000% due 01/20/40	6,962	1,522
Interest Only STRIP			Series 2010-35 Class DI
3.500% due 10/15/42	1,179	142	Interest Only STRIP
Series 2017-4666 Class AI			4.500% due 03/20/40	1,352	276
Interest Only STRIP			Series 2010-35 Class QI
3.000% due 09/15/35	4,701	318	Interest Only STRIP
Series 2017-4707 Class AI			4.500% due 03/20/40	528	99
Interest Only STRIP			Series 2010-50 Class QS
4.000% due 07/15/47	840	145	Interest Only STRIP
Series 2017-4731 Class QS			6.018% due 12/20/38 (Ê)	1,461	47
Interest Only STRIP			Series 2010-62 Class SD
4.613% due 11/15/47 (Ê)	903	155	Interest Only STRIP
Series 2018-4760 Class IG			5.512% due 05/20/40 (Ê)	15	2
Interest Only STRIP			Series 2010-134 Class ES
5.000% due 02/15/48	1,170	230	Interest Only STRIP
Freddie Mac Strips			5.022% due 11/20/39 (Ê)	1,817	127
Series 2014-324 Class C21			Series 2010-167 Class SG
Interest Only STRIP			Interest Only STRIP
6.000% due 06/15/39	1,679	397	5.237% due 08/16/38 (Ê)	2,189	87
Freddie Mac Structured Agency Credit			Series 2010-H20 Class IF
Risk			Interest Only STRIP
Series 2018-DNA2 Class B1			1.401% due 10/20/60 (~)(Ê)	1,790	92
6.210% due 12/25/30 (Ê)(Þ)	260	253	Series 2011-17 Class S
Freddie Mac Structured Agency Credit			Interest Only STRIP
Risk Debt Notes			5.072% due 02/20/41 (Ê)	1,284	179
Series 2015-DNA1 Class B			Series 2011-22 Class PS
11.710% due 10/25/27 (Ê)	248	309	Interest Only STRIP
Series 2015-DNA2 Class B			5.022% due 07/20/40 (Ê)	1,525	109
8.541% due 12/25/27 (Ê)	519	600	Series 2011-135 Class DI
Series 2015-DNA3 Class B			Interest Only STRIP
9.875% due 04/25/28 (Ê)	772	971	5.000% due 04/16/40	1,021	244
Series 2016-DNA1 Class M3			Series 2011-148 Class SN
5.986% due 07/25/28 (Ê)	539	640	Interest Only STRIP
Series 2016-DNA3 Class M3			5.462% due 11/16/41 (Ê)	873	161
5.756% due 12/25/28 (Ê)	746	853

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 155

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-151 Class SC			Series 2014-161 Class HI
Interest Only STRIP			Interest Only STRIP
5.983% due 07/16/40 (Ê)	413	38	4.500% due 06/20/44	466	78
Series 2011-168 Class IO			Series 2014-H06 Class BI
Interest Only STRIP			Interest Only STRIP
5.500% due 10/16/37	282	12	1.482% due 02/20/64 (~)(Ê)	2,164	112
Series 2011-H16 Class FI			Series 2014-H06 Class TR
Interest Only STRIP			Interest Only STRIP
1.040% due 07/20/61 (~)(Ê)	1,590	59	1.429% due 03/20/64 (~)(Ê)	2,789	122
Series 2012-103 Class CI			Series 2014-H08 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/16/42	1,439	292	1.454% due 04/20/64 (~)(Ê)	2,654	235
Series 2012-129 Class IO			Series 2014-H08 Class CI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/42	464	99	1.485% due 03/20/64 (~)(Ê)	2,916	159
Series 2012-H10 Class AI			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	5,864	214	1.429% due 01/20/64 (~)(Ê)	2,192	102
Series 2012-H11 Class FI			Series 2014-H11 Class GI
Interest Only STRIP			Interest Only STRIP
1.226% due 02/20/62 (~)(Ê)	7,327	284	1.480% due 06/20/64 (~)(Ê)	2,634	198
Series 2012-H29 Class CI			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
1.409% due 02/20/62 (~)(Ê)	5,139	246	1.584% due 05/20/64 (~)(Ê)	3,070	162
Series 2013-6 Class AI			Series 2014-H23 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/39	753	94	1.564% due 11/20/64 (~)(Ê)	3,442	283
Series 2013-23 Class IK			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,237	101	1.646% due 12/20/64 (~)(Ê)	2,875	225
Series 2013-34 Class HI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/43	353	74	3.500% due 01/20/45	2,150	320
Series 2013-82 Class TI			Series 2015-35 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	2,403	398	5.000% due 03/16/45	699	147
Series 2013-99 Class AS			Series 2015-62 Class IL
Interest Only STRIP			Interest Only STRIP
5.311% due 06/20/43 (Ê)	337	61	3.500% due 02/16/42	1,514	157
Series 2013-182 Class SP			Series 2015-80 Class IA
Interest Only STRIP			Interest Only STRIP
5.961% due 12/20/43 (Ê)	291	48	4.500% due 06/20/45	418	77
Series 2013-H15 Class CI			Series 2015-89 Class IP
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	2,894	133	4.000% due 02/20/45	736	130
Series 2013-H24 Class AI			Series 2015-89 Class LI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	4,096	174	5.000% due 12/20/44	677	154
Series 2014-44 Class IA			Series 2015-96 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/28	629	56	3.500% due 01/20/39	1,091	85
Series 2014-58 Class SA			Series 2015-105 Class LI
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	1,930	267	5.000% due 10/20/39	380	86
Series 2014-60 Class SE			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
5.574% due 04/20/44 (Ê)	501	79	4.000% due 05/20/45	1,015	174
Series 2014-132 Class IO			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	522	117	3.500% due 08/20/45	1,223	197
Series 2014-133 Class NI			Series 2015-149 Class KI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	2,696	556	4.000% due 10/20/45	565	107
Series 2014-139 Class NI			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	2,344	166	4.000% due 11/20/40	1,815	261

See accompanying notes which are an integral part of this quarterly report.

156 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-167 Class BI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	704	163	5.000% due 11/20/46	2,300	453
Series 2015-H01 Class BI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
1.567% due 01/20/65 (~)(Ê)	5,592	325	3.500% due 11/20/46	977	120
Series 2015-H03 Class DI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
1.884% due 01/20/65 (~)(Ê)	2,336	218	5.219% due 04/20/38 (Ê)	2,674	57
Series 2015-H04 Class AI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,921	265	1.875% due 02/20/66 (~)(Ê)(Š)	683	51
Series 2015-H08 Class BI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
2.082% due 03/20/65 (~)(Ê)(Š)	934	81	2.068% due 02/20/66 (~)(Ê)	1,438	127
Series 2015-H09 Class BI			Series 2016-H12 Class AI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	382	29	1.643% due 07/20/65 (~)(Ê)	2,973	237
Series 2015-H10 Class CI			Series 2016-H14 Class AI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	956	88	2.467% due 06/20/66 (~)(Ê)	3,392	386
Series 2015-H15 Class JI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	685	65	2.194% due 06/20/66 (~)(Ê)	1,771	200
Series 2015-H18 Class IA			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	494	33	1.999% due 07/20/66 (~)(Ê)	2,570	290
Series 2015-H22 Class HI			Series 2016-H18 Class QI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,021	294	1.975% due 06/20/66 (~)(Ê)	2,228	258
Series 2015-H24 Class BI			Series 2016-H20 Class BI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	1,259	56	1.562% due 09/20/66 (~)(Ê)	2,639	194
Series 2015-H25 Class AI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	902	69	1.838% due 10/20/66 (~)(Ê)	2,247	209
Series 2015-H26 Class GI			Series 2016-H23 Class NI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	512	46	2.830% due 10/20/66 (~)(Ê)	3,172	402
Series 2016-27 Class IB			Series 2016-H24 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/45	1,385	249	1.703% due 10/20/66 (~)(Ê)	4,048	345
Series 2016-37 Class IW			Series 2016-H24 Class JI
Interest Only STRIP			Interest Only STRIP
4.500% due 02/20/46	1,725	351	2.721% due 11/20/66 (~)(Ê)	1,496	193
Series 2016-47 Class CI			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	544	83	3.500% due 01/20/44	908	96
Series 2016-49 Class IO			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	549	119	4.000% due 12/20/46	1,066	168
Series 2016-77 Class SC			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	594	95	3.500% due 09/20/43	1,602	193
Series 2016-104 Class GI			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 01/20/46	767	121	4.000% due 09/20/44	2,278	245
Series 2016-134 Class MI			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	1,501	143	5.000% due 02/20/40	909	143
Series 2016-136 Class YI			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/45	389	54	6.500% due 02/20/47	1,141	268
Series 2016-138 Class DI			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	448	79	5.000% due 11/20/39	1,894	388

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 157

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-38 Class DI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	714	158	2.170% due 02/20/67 (~)(Ê)	2,841	332
Series 2017-42 Class IC			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	2,564	514	2.377% due 02/20/67 (~)(Ê)	1,339	216
Series 2017-68 Class IL			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,682	435	2.236% due 02/20/67 (~)(Ê)	2,883	371
Series 2017-99 Class AI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	1,091	180	2.147% due 03/20/67 (~)(Ê)	5,215	601
Series 2017-120 Class IJ			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/47	3,437	421	1.774% due 04/20/67 (~)(Ê)	4,742	482
Series 2017-123 Class IO			Series 2017-H10 Class MI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	1,192	308	1.714% due 04/20/67 (~)(Ê)	3,123	305
Series 2017-130 Class IB			Series 2017-H11 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	601	106	2.105% due 05/20/67 (~)(Ê)(Š)	2,544	282
Series 2017-130 Class NI			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/47	4,529	604	2.094% due 06/20/67 (~)(Ê)(Š)	2,970	334
Series 2017-132 Class IA			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,203	242	2.140% due 06/20/67 (~)(Ê)	2,453	373
Series 2017-132 Class IB			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
5.500% due 09/20/47	1,039	240	1.632% due 08/20/67 (~)(Ê)	3,935	376
Series 2017-136 Class GI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	1,614	245	1.800% due 08/20/67 (~)(Ê)	5,606	570
Series 2017-136 Class IG			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/44	2,360	238	2.247% due 08/20/67 (~)(Ê)	2,365	347
Series 2017-136 Class IY			Series 2017-H20 Class GI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	1,179	243	2.158% due 09/20/67 (~)(Ê)	7,199	857
Series 2017-141 Class ID			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	1,394	200	1.641% due 11/20/67 (~)(Ê)	1,792	143
Series 2017-H01 Class AI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	4,517	484	1.667% due 02/20/48 (Ê)	7,306	282
Series 2017-H03 Class AI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	2,008	231	4.000% due 02/20/48	2,205	439
Series 2017-H03 Class DI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	4,110	562	4.154% due 06/20/48 (Ê)	1,798	243
Series 2017-H03 Class EI			Series 2018-121 Class SQ
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	1,767	259	3.697% due 09/20/48 (Ê)	3,439	476
Series 2017-H03 Class HI			Series 2018-127 Class IA
Interest Only STRIP			Interest Only STRIP
1.543% due 01/20/67 (~)(Ê)	3,682	270	3.500% due 04/20/42	565	57
Series 2017-H04 Class BI			Series 2018-127 Class IB
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	4,409	577	4.500% due 06/20/45	3,671	456
Series 2017-H06 Class BI			Series 2018-127 Class ID
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	3,968	466	5.000% due 07/20/45	8,747	1,233
Series 2017-H06 Class EI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	1,971	157	2.086% due 01/20/68 (~)(Ê)	2,863	400

See accompanying notes which are an integral part of this quarterly report.

158 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-H02 Class PI			Series 2018-1A Class M2
Interest Only STRIP			5.360% due 07/25/28 (Ê)(Þ)	340	342
2.033% due 02/20/68 (~)(Ê)	1,896	275	Station Place Securitization Trust
Series 2018-H05 Class AI			Series 2018-8 Class A
Interest Only STRIP			3.219% due 02/24/20 (Ê)(Š)(Þ)	802	802
1.805% due 02/20/68 (~)(Ê)	1,705	230	Structured Asset Mortgage Investments
Goldman Sachs Mortgage Securities			II Trust
Trust			Series 2006-AR7 Class A1BG
Series 2011-GC3 Class E			1.102% due 08/25/36 (Ê)	789	719
5.000% due 03/10/44 (~)(Ê)(Þ)	384	384	Structured Asset Mortgage Investments,
Series 2014-GC24 Class D			Inc.
4.662% due 09/10/47 (~)(Ê)(Þ)	752	656	Series 2006-AR7 Class A1A
GS Mortgage Securities Corp. II			0.981% due 08/25/36 (Ê)	158	145
Series 2013-GC10 Class E			UBS Commercial Mortgage Trust
4.410% due 02/10/46 (~)(Ê)(Þ)	508	430	Series 2012-C1 Class E
JPMBB Commercial Mortgage Securities			5.000% due 05/10/45 (~)(Ê)(Þ)	291	259
Trust			UBS-Barclays Commercial Mortgage
Series 2013-C14 Class F			Trust
3.598% due 08/15/46 (~)(Ê)(Þ)	650	491	Series 2012-C2 Class E
Series 2014-C18 Class D			4.886% due 05/10/63 (~)(Ê)(Þ)	155	133
4.814% due 02/15/47 (~)(Ê)(Þ)	414	377	Series 2012-C2 Class F
Series 2014-C23 Class E			5.000% due 05/10/63 (~)(Ê)(Þ)	221	160
3.364% due 09/15/47 (~)(Ê)(Þ)	295	233	Wachovia Bank Commercial Mortgage
JPMorgan Alternative Loan Trust			Trust
Series 2007-A2 Class 12A1			Series 2005-C21 Class D
1.438% due 06/25/37 (Ê)	188	103	5.465% due 10/15/44 (~)(Ê)	136	135
JPMorgan Chase Commercial Mortgage			Washington Mutual Mortgage Pass-
Securities Trust			Through Certificates Trust
Series 2007-CB20 Class E			Series 2005-AR1 Class A2B
6.487% due 02/12/51 (~)(Ê)(Þ)	901	899	1.392% due 01/25/45 (Ê)	51	49
Series 2012-C6 Class E			Series 2005-AR10 Class 1A3
5.365% due 05/15/45 (~)(Ê)(Þ)	500	460	2.502% due 09/25/35 (~)(Ê)	533	532
Series 2013-LC11 Class D			Series 2005-AR14 Class 1A2
4.380% due 04/15/46 (~)(Ê)	307	265	3.406% due 12/25/35 (~)(Ê)	677	669
Series 2013-LC11 Class E			Series 2005-AR19 Class A1B3
3.250% due 04/15/46 (~)(Ê)(Þ)	500	367	1.588% due 12/25/45 (Ê)	64	63
loanDepot Station Place Agency			Wells Fargo Commercial Mortgage Trust
Securitization Trust			Series 2010-C1 Class E
Series 2017-LD1 Class A			4.000% due 11/15/43 (Þ)	203	194
2.150% due 11/25/50 (Ê)(Þ)	694	692	Series 2013-LC12 Class D
ML-CFC Commercial Mortgage Trust			4.434% due 07/15/46 (~)(Ê)(Þ)	492	420
Series 2006-4 Class C			Series 2014-LC16 Class D
5.324% due 12/12/49 (~)(Ê)	295	287	3.938% due 08/15/50 (Þ)	381	317
Series 2007-6 Class AM			Wells Fargo Mortgage-Backed Securities
5.526% due 03/12/51 (~)(Ê)	119	119	Trust
Morgan Stanley Bank of America Merrill			Series 2006-AR2 Class 1A1
Lynch Trust			3.539% due 03/25/36 (~)(Ê)	92	92
Series 2013-C10 Class E			Series 2006-AR5 Class 1A1
4.217% due 07/15/46 (~)(Ê)(Þ)	276	241	4.192% due 04/25/36 (~)(Ê)	99	100
Series 2013-C10 Class F			WFRBS Commercial Mortgage Trust
4.082% due 07/15/46 (~)(Ê)(Þ)	614	503	Series 2011-C2 Class D
Series 2013-C11 Class E			5.602% due 02/15/44 (~)(Ê)(Þ)	160	161
4.337% due 08/15/46 (~)(Ê)	478	394	Series 2011-C4 Class F
Series 2013-C12 Class E			5.000% due 06/15/44 (~)(Ê)(Þ)	998	752
4.764% due 10/15/46 (~)(Ê)(Þ)	513	456	Series 2012-C7 Class D
Series 2014-C15 Class F			4.988% due 06/15/45 (~)(Ê)(Þ)	140	131
4.000% due 04/15/47 (Þ)	233	193	Series 2012-C7 Class E
Series 2014-C18 Class D			4.833% due 06/15/45 (~)(Ê)(Þ)	550	466
3.389% due 10/15/47 (Þ)	270	221	Series 2012-C9 Class E
Morgan Stanley Capital I Trust			4.780% due 11/15/45 (~)(Ê)(Þ)	399	344
Series 2011-C3 Class G			Series 2012-C10 Class D
5.188% due 07/15/49 (~)(Ê)(Þ)	384	351	4.452% due 12/15/45 (~)(Ê)(Þ)	795	688
Series 2012-C4 Class E					108,616
5.421% due 03/15/45 (~)(Ê)(Þ)	145	121	Total Long-Term Investments
Oaktown Re, Ltd.			(cost $398,582)		392,881

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 159

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Common Stocks - 0.0%				JPMorgan Chase Feb 2019 98.41
Producer Durables - 0.0%				Call (1)	USD	4,000 (ÿ)	85
Harvey Gulf International Marine				JPMorgan Chase Feb 2019 98.56
		4,846	184
LLC(Æ)				Call (1)	USD	4,000 (ÿ)	79
HGIM Corp. (Æ)		1,083	41	JPMorgan Chase Feb 2019 98.72
			225	Call (1)	USD	4,000 (ÿ)	73
				JPMorgan Chase Feb 2019 100.11
				Call (1)	USD	24,000 (ÿ)	111
Total Common Stocks				JPMorgan Chase Feb 2019 97.44
(cost $213)			225	Put (1)	USD	9,000 (ÿ)	—
				JPMorgan Chase Feb 2019 97.59
Options Purchased - 0.9%				Put (1)	USD	9,000 (ÿ)	—
(Number of Contracts)				JPMorgan Chase Feb 2019 97.75
Cross Currency Options				Put (1)	USD	9,000 (ÿ)	—
(CHF/USD)				S&P 500 Index
Credit Agricole Feb 2019 0.95				Morgan Stanley Feb 2019 2,730.00
Put (1)	USD	27,000 (ÿ)	—	Call (1)	USD	3,822 (ÿ)	25
Cross Currency Options				Morgan Stanley Feb 2019 2,430.00
(EUR/USD)				Put (41)	USD	9,963 (ÿ)	5
Societe Generale Mar 2019 1.23				SPX Volatility Index
				Morgan Stanley Feb 2019 25.00
Call (1)	EUR	20,250 (ÿ)	1
Cross Currency Options				Call (1,080)	USD	2,700 (ÿ)	14
				Swaptions
(GBP/USD)				(Counterparty, Fund Receives/Fund
Morgan Stanley Apr 2019 1.39				Pays, Notional, Termination Date)
Call (1)	GBP	21,600 (ÿ)	81	(Citigroup, USD 2.500%/USD 3 Month
Cross Currency Options				LIBOR, USD 8,744, 02/06/29)
(JPY/USD)				Citigroup Feb 2019 0.00 Call (1)		8,744 (ÿ)	—
BNP Paribas Apr 2019 104.00				(Citigroup, USD 2.680%/USD 3 Month
Put (1)	USD	33,750 (ÿ)	96	LIBOR, USD 29,197, 03/04/29)
Cross Currency Options				Citigroup Feb 2019 0.00 Call (1)		29,197 (ÿ)	173
(USD/EUR)				(Goldman Sachs, USD 2.490%/USD 3
BNP Paribas Apr 2019 1.19 Call				Month LIBOR, USD 8,744, 02/12/29)
(1)	EUR	13,500 (ÿ)	35	Goldman Sachs Feb 2019 0.00
Societe Generale Apr 2019 1.21				Call (1)		8,744 (ÿ)	1
Call (1)	EUR	40,500 (ÿ)	24	(Goldman Sachs, USD 2.676%/USD 3
Cross Currency Options				Month LIBOR, USD 64,434, 02/19/29)
(USD/KRW)				Goldman Sachs Feb 2019 0.00		64,434 (ÿ)	302
BNP Paribas Mar 2019 1,160.00				Call (1)
Call (1)	USD	27,000 (ÿ)	29	(Citigroup, USD 3 Month LIBOR/USD
Cross Currency Options				2.700%, USD 8,744, 02/06/29)
(USD/NZD)				Citigroup Feb 2019 0.00 Put (1)		8,744 (ÿ)	5
BNP Paribas Feb 2019 0.64 Put (1)NZD		13,500 (ÿ)	—	(Citigroup, USD 3 Month LIBOR/USD
EURO STOXX 50 Index				2.840%, USD 29,197, 03/04/29)
Morgan Stanley Mar 2019 3,600.00				Citigroup Feb 2019 0.00 Put (1)		29,197 (ÿ)	18
Call (270)	EUR	9,720 (ÿ)	—	(Goldman Sachs, USD 3 Month LIBOR/
Morgan Stanley Dec 2018 2,400.00				USD 2.690%, USD 8,744, 02/12/29)
Put (3,240)	EUR	77,760 (ÿ)	3,498	Goldman Sachs Feb 2019 0.00		8,744 (ÿ)	15
EURO STOXX Banks				Put (1)
Index				United States 5 Year
Morgan Stanley Mar 2019 110.00				Treasury Note Futures
Call (2,025)	EUR	11,138 (ÿ)	6	Morgan Stanley Feb 2019 114.00
Morgan Stanley Mar 2019 112.50				Put (1,215)	USD	138,510 (ÿ)	28
Call (540)	EUR	3,038 (ÿ)	2	Total Options Purchased
Morgan Stanley Feb 2019 3,200.00				(cost $6,482)			5,506
Call (135)	EUR	4,320 (ÿ)	19
Euro-Bund Futures				Short-Term Investments - 35.6%
Mar 2019 160.00 Put (270)	EUR	35 (ÿ)	35	Agence Centrale des Organismes de
Feb 2019 163.00 Put (68)	EUR	3 (ÿ)	3
Fannie Mae Bonds				Securite Sociale
JPMorgan Chase Feb 2019 94.66				1.919% due 02/04/19 (ç)(~)		4,500	4,499
Call (1)	USD	8,000 (ÿ)	67	Belgium Treasury Bills
JPMorgan Chase Feb 2019 97.11				Series 12M
Call (1)	USD	5,000 (ÿ)	171	(39.700)% due 03/07/19 (~)		11,000	12,596
JPMorgan Chase Feb 2019 97.27				Commerzbank AG
Call (1)	USD	5,000 (ÿ)	164	(30.939)% due 03/04/19 (~)		3,000	3,435
JPMorgan Chase Feb 2019 97.42				Commonwealth Bank of Australia
Call (1)	USD	5,000 (ÿ)	156	Series REGS
JPMorgan Chase Feb 2019 97.74				3.229% due 11/07/19 (Ê)		600	602
Call (1)	USD	34,000 (ÿ)	185	Dutch Treasury Certification Bills

See accompanying notes which are an integral part of this quarterly report.

160 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
(57.289)% due 02/28/19 (~)		5,500	6,298
(0.540)% due 03/29/19 (~)		4,000	4,582
French Treasury Bills
(0.496)% due 03/27/19 (~)		4,000	4,582
(0.512)% due 04/03/19 (~)		3,250	3,723
Germany Treasury Bills
(0.487)% due 04/10/19 (~)		4,000	4,583
Getty Images, Inc. 1st Lien Term Loan B
5.999% due 10/18/19 (~)(Ê)		2,695	2,677
Italy Buoni Ordinari del Tesoro
(0.101)% due 05/31/19 (~)		3,000	3,435
Japan Treasury Bills
Series 793
(0.073)% due 02/12/19 (~)	JPY	392,000	3,599
Series 804
(0.178)% due 04/04/19 (~)	JPY	308,000	2,829
Series 805
(0.184)% due 04/08/19 (~)	JPY	425,000	3,903
Station Place Securitization Trust
Series 2018-1 Class A
2.481% due 04/24/19 (Ê)(Š)(Þ)		676	676
Series 2018-3 Class A
3.179% due 07/24/19 (Ê)(Š)(Þ)		532	525
Series 2018-5 Class A
3.179% due 09/24/19 (Ê)(Š)(Þ)		317	314
U. S. Cash Management Fund(@)		142,101,287 (8)	142,128
United Kingdom Gilt
4.500% due 03/07/19		6,000	7,897
United States Treasury Bills
2.023% due 02/07/19 (ç)(~)		1,227	1,227
2.181% due 02/12/19 (~)		4,000	3,997
2.219% due 02/14/19 (ç)(~)		1,050	1,049
2.299% due 02/21/19 (ç)(~)		312	312
2.330% due 03/07/19 (ç)(~)		1,266	1,263
2.361% due 03/21/19 (ç)(~)		132	132
2.387% due 04/11/19 (~)		407	405
2.391% due 04/18/19 (~)		376	374
2.417% due 05/09/19 (~)		2,636	2,619
2.425% due 05/16/19 (~)		425	422
2.429% due 06/06/19 (~)		1,822	1,807
2.436% due 06/13/19 (~)		816	809
Wells Fargo & Co.
3.221% due 04/22/19 (Ê)		600	601
Total Short-Term Investments
(cost $227,299)			227,900
Total Investments 97.8%
(identified cost $632,576)			626,512

Other Assets and Liabilities,
Net - 2.2%			14,157

Net Assets - 100.0%			640,669

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 161

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
11.2%
1011778 BC ULC / New Red Finance, Inc.	09/26/16	3,150,000	101.34	3,193	3,155
AIMCO	12/12/17	500,000	100.00	500	462
Alliance Data Systems Corp.	10/24/16	1,000,000	101.45	1,014	1,008
Alliance Data Systems Corp.	10/15/18	350,000	100.70	352	350
Amsted Industries, Inc.	01/30/17	1,925,000	100.25	1,930	1,906
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	11/13/17	2,350,000	100.56	2,363	2,326
ASP AMC Merger Sub, Inc.	09/28/17	602,000	93.21	561	301
Beacon Escrow Corp.	10/11/17	160,000	100.69	161	149
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.23	135	111
Bellemeade Re, Ltd.	07/10/18	410,000	101.55	416	416
Berry Global, Inc.	01/19/18	324,000	98.01	318	305
Cable One, Inc.	01/30/17	1,950,000	103.06	2,010	1,982
CBS Radio, Inc.	01/05/17	100,000	104.68	105	94
CCO Holdings LLC / CCO Holdings Capital Corp.	10/10/17	1,650,000	100.04	1,651	1,609
CCO Holdings LLC / CCO Holdings Capital Corp.	10/26/17	375,000	98.82	371	356
Commercial Mortgage Pass Through Certificates	06/22/17	195,000	86.27	168	178
Commercial Mortgage Trust	03/10/17	454,000	76.04	345	368
Commercial Mortgage Trust	10/30/18	205,000	94.59	194	196
CommScope, Inc.	01/26/17	2,300,000	101.72	2,340	2,297
CRC Escrow Issuer LLC / CRC Finco, Inc.	09/29/17	192,000	99.90	192	179
Credit Suisse Commercial Mortgage Trust	12/13/17	30,201	100.83	30	30
CSAIL Commercial Mortgage Trust	09/22/16	398,000	83.89	334	356
CSC Holdings LLC	11/17/17	64,000	102.24	65	63
CSC Holdings LLC.	01/12/18	128,000	100.00	128	123
DAE Funding LLC	07/21/17	2,000,000	100.00	2,000	1,975
Drawbridge Special Opportunities Fund LP	12/12/17	2,300,000	101.25	2,329	2,301
Fannie Mae Connecticut Avenue Securities	02/08/18	1,050,000	101.10	1,062	1,070
Freddie Mac Structured Agency Credit Risk	08/24/18	260,000	99.67	259	253
Frontier Communications Corp.	03/08/18	81,000	100.00	81	73
GFL Environmental, Inc.	02/21/18	300,000	100.00	300	281
Goldman Sachs Mortgage Securities Trust	10/01/18	752,000	87.78	660	656
Goldman Sachs Mortgage Securities Trust	11/16/18	384,000	95.96	368	384
Gray Television, Inc.	01/05/17	500,000	99.43	497	486
GS Mortgage Securities Corp. II	01/25/17	508,000	78.40	398	430
GTT Communications, Inc.	09/25/18	451,000	97.22	438	397
Guggenheim CLO LLC	10/05/18	757,000	99.02	750	715
IHO Verwaltungs GmbH	09/29/16	1,300,000	100.68	1,309	1,271
IHS Markit, Ltd.	02/12/18	1,400,000	103.44	1,448	1,430
IMS Health, Inc.	12/21/17	2,000,000	102.57	2,051	2,023
Inmarsat Finance PLC	08/23/17	775,000	101.61	787	750
International Game Technology PLC	01/17/18	2,450,000	103.97	2,547	2,535
International Game Technology PLC	09/17/18	81,000	100.00	81	82
Iron Mountain US Holdings, Inc.	01/05/17	125,000	98.77	123	119
Iron Mountain, Inc.	09/28/16	1,855,000	101.69	1,882	1,851
Iron Mountain, Inc.	12/12/17	94,000	99.93	94	87
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.65	453	491
JPMBB Commercial Mortgage Securities Trust	07/10/17	414,000	88.14	365	377
JPMBB Commercial Mortgage Securities Trust	09/26/18	295,000	77.05	227	233
JPMorgan Chase Commercial Mortgage Securities Trust	09/22/16	500,000	96.28	481	460
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.36	904	899
JPMorgan Chase Commercial Mortgage Securities Trust	06/14/18	500,000	72.18	361	367
Kinetic Concepts, Inc. / KCI USA, Inc.	01/24/17	1,400,000	103.89	1,455	1,428
Ladder Capital Finance Holdings LLLP	03/02/17	1,500,000	100.23	1,503	1,508
Lincoln Finance, Ltd.	01/30/17	1,450,000	103.25	1,497	1,465
Lithia Motors, Inc.	07/17/17	84,000	100.75	85	81
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	692
Moog, Inc.	01/08/18	717,000	103.11	739	720
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17	270,000	74.98	202	221
Morgan Stanley Bank of America Merrill Lynch Trust	04/05/18	276,000	85.36	236	241
Morgan Stanley Bank of America Merrill Lynch Trust	05/02/18	614,000	79.30	487	503
Morgan Stanley Bank of America Merrill Lynch Trust	10/26/18	233,000	80.74	188	193
Multi-Color Corp.	09/20/17	316,000	98.69	312	300
Nationstar HECM Loan Trust	07/25/18	320,000	97.15	311	309
Nexstar Broadcasting, Inc.	01/05/17	200,000	100.19	200	194
Nielsen Finance LLC / Nielsen Finance Co.	02/09/17	1,600,000	101.19	1,619	1,598
Nuance Communications, Inc.	09/29/16	200,000	101.03	202	201
Oaktown Re, Ltd.	07/10/18	150,000	103.53	155	155

See accompanying notes which are an integral part of this quarterly report.

162 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Oaktown Re, Ltd.	07/19/18	340,000	100.00	340	342
Open Text Corp.	01/17/18	2,250,000	102.99	2,317	2,300
Post Holdings, Inc.	11/16/17	64,000	102.02	65	63
Post Holdings, Inc.	01/08/19	125,000	97.89	122	124
Rackspace Hosting, Inc.	11/17/17	533,000	98.41	525	446
Radiate HoldCo LLC / Radiate Finance, Inc.	01/17/18	64,000	100.00	64	62
Radio One, Inc.	01/30/17	275,000	101.80	280	264
RegionalCare Hospital Partners Holdings, Inc.	01/02/18	300,000	104.95	315	318
Reliance Intermediate Holdings LP	01/08/18	475,000	104.70	497	489
Scientific Games International, Inc.	01/31/18	200,000	100.00	200	190
Sealed Air Corp.	03/09/18	600,000	102.83	617	611
SFR Group SA	11/16/17	216,000	100.49	217	212
Sirius XM Radio, Inc.	06/26/17	3,450,000	99.58	3,437	3,397
Standard Industries, Inc.	01/17/18	1,425,000	103.87	1,480	1,443
Station Place Securitization Trust	02/02/18	676,000	100.00	676	676
Station Place Securitization Trust	05/07/18	532,000	100.00	532	525
Station Place Securitization Trust	07/24/18	317,000	100.00	317	314
Station Place Securitization Trust	12/17/18	802,000	100.00	802	802
Steele Creek CLO, Ltd.	11/07/17	250,000	100.00	250	236
TEGNA, Inc.	09/29/16	1,400,000	101.03	1,414	1,397
TerraForm Power Operating LLC	11/28/17	65,000	100.00	65	64
TerraForm Power Operating LLC	11/28/17	65,000	100.00	65	60
Titan Acquisition, Ltd.	09/07/18	430,000	88.15	379	376
UBS Commercial Mortgage Trust	08/01/18	291,000	87.06	253	259
UBS-Barclays Commercial Mortgage Trust	09/23/16	155,000	94.39	146	133
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	70.13	155	160
US Foods, Inc.	01/22/19	50,000	101.25	51	51
Valeant Pharmaceuticals International, Inc.	03/09/17	173,000	101.31	175	179
Valeant Pharmaceuticals International, Inc.	11/14/17	64,000	100.00	64	64
Viking Cruises, Ltd.	01/29/18	75,000	100.46	75	73
VOC Escrow, Ltd.	01/29/18	75,000	100.00	75	73
Wells Fargo Commercial Mortgage Trust	10/03/16	492,000	88.27	434	420
Wells Fargo Commercial Mortgage Trust	02/14/17	381,000	82.69	315	317
Wells Fargo Commercial Mortgage Trust	10/03/18	203,000	94.03	191	194
WEX, Inc.	10/27/17	2,000,000	101.93	2,039	1,975
WFRBS Commercial Mortgage Trust	11/09/16	160,000	104.10	167	161
WFRBS Commercial Mortgage Trust	12/15/16	795,000	89.50	712	688
WFRBS Commercial Mortgage Trust	03/10/17	998,000	81.13	810	752
WFRBS Commercial Mortgage Trust	05/05/17	140,000	97.49	136	131
WFRBS Commercial Mortgage Trust	05/23/17	550,000	83.21	458	466
WFRBS Commercial Mortgage Trust	10/16/18	399,000	84.55	337	344
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	11/16/17	294,000	99.67	293	275
					71,551

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 163

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Acrisure LLC Term Loan B	USD 1 Month LIBOR	3.750
Advanced Disposal Services, Inc. Term Loan B3	USD 1 Week LIBOR	2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Ladder (Luxembourg) Subco Sarl Term Loan	USD 3 Month LIBOR	4.500
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B7	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Bellemeade Re, Ltd.	USD 1 Month LIBOR	4.250
Belron SA Term Loan B	USD 3 Month LIBOR	2.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.750
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

164 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cortes NP Acquisition Corp Term Loan B	USD 3 Month LIBOR	4.000
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	7.500
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.400

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 165

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.200
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000

See accompanying notes which are an integral part of this quarterly report.

166 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.490
Ginnie Mae REMICS	USD 1 Month LIBOR	6.750
Ginnie Mae REMICS	USD 1 Month LIBOR	6.690
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Global Payments, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Gray Television, Inc. 1st Lien Term Loan C	USD 3 Month LIBOR	2.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.250
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 1 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HGIM Corp. 1st Lien Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HUB International, Ltd. 1st Lien Term Loan	USD 2 Month LIBOR	2.750
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
Imperva, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 167

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 2 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Numericable US LLC 1st Lien Term Loan B11	USD 1 Month LIBOR	2.750
Oaktown Re, Ltd.	USD 1 Month LIBOR	4.000
Oaktown Re, Ltd.	USD 1 Month LIBOR	2.850
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Pearl Intermediate Parent LLC 1st Lien Delayed-Draw Term Loan	USD 1 Month LIBOR	1.000
Pearl Intermediate Parent LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Procera Networks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of this quarterly report.

168 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	9.000
Research Now Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rocket Software, Inc. Term Loan	USD 1 Month LIBOR	4.250
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seadrill Operating, LP	USD 3 Month LIBOR	6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	6.000
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.250
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.900
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
Structured Asset Mortgage Investments, Inc.	USD 1 Month LIBOR	0.210
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
Telenet Financing USD LLC 1st Lien Term Loan AN	USD 1 Month LIBOR	2.250
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm Group, Inc. 1st Lien Term Loan G	USD 1 Month LIBOR	2.500
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 169

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Unitymedia Hessen GMBH & C0 KG 1st Lien Term Loan E	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Week LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
Vertafore, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	0.460
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australian 10 Year Government Bond Futures	342	AUD	45,663	03/19	227
Canadian 10 Year Government Bond Futures	156	CAD	21,472	03/19	597
S&P 500 E-Mini Index Futures	14	USD	1,893	03/19	18
SPX Volatility Index	1	USD	17	02/19	(1)
United States 5 Year Treasury Note Futures	137	USD	15,736	03/19	91
United States 10 Year Treasury Note Futures	507	USD	62,092	03/19	1,676
Short Positions
Euro-Bund Futures	229	EUR	37,938	03/19	(884)
Japan 10 Year Government Bond Futures	12	JPY	1,832,280	03/19	(2)
Long Gilt Futures	213	GBP	26,312	03/19	(370)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,352

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/USD)	Societe Generale	Call	1	1.20	EUR	6,750	03/21/19	(3)
Cross Currency Options (EUR/USD)	BNP Paribas	Put	1	1.11	EUR	13,500	04/09/19	(24)

See accompanying notes which are an integral part of this quarterly report.

170 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (KRW/USD)	BNP Paribas	Put	1	1,080.00	USD	8,100	03/14/19	(11)
Cross Currency Options (NZD/USD)	BNP Paribas	Call	1	0.72	NZD	13,500	02/11/19	—
Cross Currency Options (USD/EUR)	Societe Generale	Call	1	1.19	EUR	13,500	04/09/19	(35)
Cross Currency Options (USD/GBP)	Morgan Stanley	Put	1	1.15	GBP	21,600	04/25/19	(23)
Cross Currency Options (USD/KRW)	BNP Paribas	Call	1	1,195.00	USD	27,000	03/14/19	(5)
EURO STOXX 50 Index	Morgan Stanley	Put	1,620	2,800.00	EUR	45,360	12/21/18	(3,756)
EURO STOXX Banks Index	Morgan Stanley	Put	540	80.00	EUR	2,160	03/15/19	(15)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.57	USD	5,000	02/06/19	(149)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.72	USD	5,000	02/06/19	(141)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.88	USD	5,000	02/06/19	(133)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.02	USD	5,000	02/06/19	(126)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.18	USD	5,000	02/06/19	(118)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.34	USD	5,000	02/06/19	(110)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.79	USD	4,000	02/06/19	(70)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.95	USD	4,000	02/06/19	(64)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.10	USD	4,000	02/06/19	(57)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.17	USD	4,000	02/06/19	(55)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.33	USD	4,000	02/06/19	(48)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.48	USD	4,000	02/06/19	(42)
Fannie Mae Bonds	JPMorgan Chase	Put	1	94.66	USD	8,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.47	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.63	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.78	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.95	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.11	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.27	USD	9,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.74	USD	34,000	02/06/19	(5)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.11	USD	24,000	02/06/19	(7)
S&P 500 Index	Morgan Stanley	Call	41	2,670.00	USD	10,947	02/15/19	(215)
SPX Volatility Index	Morgan Stanley	Put	540	16.00	USD	864	02/13/19	(30)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.600%/USD 3 Month
LIBOR, USD 4,372, 02/06/29	Citigroup	Call	1	0.00		4,372	02/04/19	(1)
Citigroup, USD 2.760%/USD 3 Month
LIBOR, USD 14,599, 03/04/29	Citigroup	Call	1	0.00		14,599	02/28/19	(154)
Goldman Sachs, USD 2.590%/USD
3 Month LIBOR, USD 4,372,
02/12/29	Goldman Sachs	Call	1	0.00		4,372	02/08/19	(4)
Goldman Sachs, USD 2.766%/USD
3 Month LIBOR, USD 32,217,
02/19/29	Goldman Sachs	Call	1	0.00		32,217	02/15/19	(332)
Citigroup, USD 3 Month LIBOR/USD
2.600%, USD 4,372, 02/06/29	Citigroup	Put	1	0.00		4,372	02/04/19	(24)
Citigroup, USD 3 Month LIBOR/USD
2.760%, USD 14,599, 03/04/29	Citigroup	Put	1	0.00		14,599	02/28/19	(25)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.590%, USD 4,372,
02/12/29	Goldman Sachs	Put	1	0.00		4,372	02/08/19	(30)
JP Morgan, USD 3 Month LIBOR/USD
3.140%, USD 13,779, 03/22/29	JPMorgan Chase	Put	1	0.00		13,779	03/20/19	(1)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	2,160	113.25	USD	244,620	02/22/19	(17)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	135	113.50	USD	15,323	02/22/19	(1)
Total Liability for Options Written (premiums received $6,144)								(5,831)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 171

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	ILS	38,381	USD	10,441	02/22/19	(129)
Citigroup	USD	4,157	NZD	6,130	02/22/19	82
Citigroup	GBP	1,630	USD	2,100	02/22/19	(40)
Commonwealth Bank of Australia	USD	3,122	EUR	2,731	02/22/19	9
Commonwealth Bank of Australia	USD	10,319	JPY	1,116,501	02/22/19	(55)
Commonwealth Bank of Australia	NOK	88,973	USD	10,425	02/22/19	(133)
Credit Agricole	AUD	200	USD	142	02/26/19	(3)
Credit Agricole	CAD	9,700	USD	7,299	02/26/19	(88)
Credit Agricole	JPY	395,000	USD	3,530	02/12/19	(99)
Credit Agricole	MXN	1,000	USD	52	03/19/19	—
Credit Agricole	SEK	75	EUR	7	02/26/19	—
Credit Agricole	ZAR	75	EUR	5	02/26/19	—
Goldman Sachs	EUR	3,427	USD	3,900	02/26/19	(30)
Goldman Sachs	EUR	36,932	USD	42,000	02/26/19	(351)
Goldman Sachs	EUR	5,600	USD	6,382	02/28/19	(41)
Goldman Sachs	GBP	3,500	EUR	3,956	02/26/19	(118)
Goldman Sachs	JPY	340,000	EUR	2,733	04/08/19	16
Goldman Sachs	JPY	151,000	USD	1,379	03/19/19	(12)
Goldman Sachs	NZD	100	USD	70	02/07/19	1
Morgan Stanley	TRY	220	USD	40	02/20/19	(2)
Royal Bank of Canada	USD	3,283	JPY	356,246	02/22/19	(8)
Societe Generale	USD	7,475	CAD	10,000	02/22/19	138
Societe Generale	USD	49	MXN	1,000	02/20/19	3
Societe Generale	EUR	7,015	USD	8,122	03/07/19	71
Societe Generale	EUR	2,998	USD	3,438	05/31/19	(27)
Societe Generale	NOK	75	EUR	8	02/26/19	—
State Street	USD	4,166	AUD	5,805	02/22/19	55
State Street	CHF	14,379	USD	14,577	02/22/19	94
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(667)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Credit Suisse	USD	8,655	1 Month LIBOR(1)	01/12/45	—	42	42
Markit IOS Index	JPMorgan Chase	USD	1,990	1 Month LIBOR(1)	01/12/45	—	10	10
Markit IOS Index	JPMorgan Chase	USD	2,764	1 Month LIBOR(1)	01/12/45	—	25	25
Short
Markit IOS Index	Goldman Sachs	USD	990	1 Month LIBOR(1)	01/12/45	—	(5)	(5)
Markit IOS Index	Goldman Sachs	USD	2,764	1 Month LIBOR(1)	01/12/45	—	(25)	(25)
Markit IOS Index	Goldman Sachs	USD	9,655	1 Month LIBOR(1)	01/12/45	—	(47)	(47)
Total Open Total Return Swap Contracts (å)						—	—	—

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	11,800	2.751%(3)	Three Month LIBOR(2)	04/30/20	—	11	11
Barclays	USD	11,800	2.753%(3)	Three Month LIBOR(2)	04/30/20	—	12	12
Barclays	USD	139,999	Three Month LIBOR(2)	3.050%(3)	12/19/20	50	(1,169)	(1,119)

See accompanying notes which are an integral part of this quarterly report.

172 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	140,000	3.050%(3)	Three Month LIBOR(2)	12/19/20	927	192	1,119
Barclays	USD	160,999	Three Month LIBOR(2)	2.750%(3)	03/18/21	(296)	(213)	(509)
Barclays	USD	3,008	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	84	84
Barclays	USD	3,008	Three Month LIBOR(2)	3.155%(3)	10/15/23	(71)	(13)	(84)
Barclays	USD	6,680	3.134%(3)	Three Month LIBOR(2)	10/15/23	150	30	180
Barclays	USD	6,680	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(180)	(180)
Barclays	USD	60,300	Three Month LIBOR(2)	3.100%(3)	12/19/23	119	(1,708)	(1,589)
Barclays	USD	60,300	3.100%(3)	Three Month LIBOR(2)	12/19/23	1,218	371	1,589
Barclays	USD	3,981	Three Month LIBOR(2)	2.618%(3)	01/16/24	—	(16)	(16)
Barclays	USD	67,300	Three Month LIBOR(2)	2.800%(3)	03/18/24	(451)	(412)	(863)
Barclays	USD	2,642	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	65	65
Barclays	USD	2,642	Three Month LIBOR(2)	2.936%(3)	09/25/28	(47)	(18)	(65)
Barclays	USD	5,284	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	(170)	(170)
Barclays	USD	5,284	3.026%(3)	Three Month LIBOR(2)	09/25/28	135	35	170
Barclays	USD	5,072	3.143%(3)	Three Month LIBOR(2)	09/28/28	181	33	214
Barclays	USD	5,072	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	(214)	(214)
Barclays	USD	4,043	3.122%(3)	Three Month LIBOR(2)	10/02/28	136	27	163
Barclays	USD	4,043	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	(163)	(163)
Barclays	USD	2,443	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	101	101
Barclays	USD	2,443	Three Month LIBOR(2)	3.134%(3)	10/03/28	(85)	(16)	(101)
Barclays	USD	3,326	3.125%(3)	Three Month LIBOR(2)	10/04/28	113	23	136
Barclays	USD	3,326	Three Month LIBOR(2)	3.125%(3)	10/04/28	—	(136)	(136)
Barclays	USD	4,447	3.105%(3)	Three Month LIBOR(2)	10/04/28	143	30	173
Barclays	USD	4,447	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	(173)	(173)
Barclays	USD	4,442	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	213	213
Barclays	USD	4,442	Three Month LIBOR(2)	3.208%(3)	10/05/28	(183)	(30)	(213)
Barclays	USD	6,506	Three Month LIBOR(2)	3.135%(3)	10/05/28	(227)	(44)	(271)
Barclays	USD	6,506	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	271	271
Barclays	USD	2,675	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	139	139
Barclays	USD	2,675	Three Month LIBOR(2)	3.256%(3)	10/09/28	(122)	(17)	(139)
Barclays	USD	3,963	Three Month LIBOR(2)	2.970%(3)	10/09/28	(81)	(27)	(108)
Barclays	USD	3,963	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	108	108
Barclays	USD	7,927	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	(272)	(272)
Barclays	USD	7,927	3.050%(3)	Three Month LIBOR(2)	10/09/28	217	55	272
Barclays	USD	1,078	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	56	56
Barclays	USD	1,078	Three Month LIBOR(2)	3.258%(3)	10/11/28	(49)	(7)	(56)
Barclays	USD	2,414	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(118)	(118)
Barclays	USD	2,414	3.217%(3)	Three Month LIBOR(2)	10/16/28	101	17	118
Barclays	USD	2,642	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	83	83
Barclays	USD	2,642	Three Month LIBOR(2)	3.015%(3)	10/16/28	(64)	(19)	(83)
Barclays	USD	3,722	3.217%(3)	Three Month LIBOR(2)	10/16/28	156	26	182
Barclays	USD	3,722	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(182)	(182)
Barclays	USD	5,284	3.100%(3)	Three Month LIBOR(2)	10/16/28	168	36	204
Barclays	USD	5,284	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	(204)	(204)
Barclays	USD	1,927	3.197%(3)	Three Month LIBOR(2)	10/17/28	77	14	91
Barclays	USD	1,927	Three Month LIBOR(2)	3.197%(3)	10/17/28	—	(91)	(91)
Barclays	USD	1,787	Three Month LIBOR(2)	3.222%(3)	10/18/28	(76)	(12)	(88)
Barclays	USD	1,787	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	88	88

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 173

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	1,133	Three Month LIBOR(2)	3.271%(3)	10/22/28	(53)	(8)	(61)
Barclays	USD	1,133	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	61	61
Barclays	USD	1,873	Three Month LIBOR(2)	3.264%(3)	10/22/28	(86)	(13)	(99)
Barclays	USD	1,873	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	99	99
Barclays	USD	2,483	3.259%(3)	Three Month LIBOR(2)	10/24/28	113	17	130
Barclays	USD	2,483	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(130)	(130)
Barclays	USD	1,987	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	96	96
Barclays	USD	1,987	Three Month LIBOR(2)	3.210%(3)	10/25/28	(82)	(14)	(96)
Barclays	USD	111	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	(5)	(5)
Barclays	USD	111	3.167%(3)	Three Month LIBOR(2)	10/30/28	4	1	5
Barclays	USD	6,662	Three Month LIBOR(2)	3.160%(3)	10/30/28	(245)	(48)	(293)
Barclays	USD	6,662	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	293	293
Barclays	USD	21,300	Three Month LIBOR(2)	3.167%(3)	11/01/28	(795)	(155)	(950)
Barclays	USD	21,300	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	950	950
Barclays	USD	38,200	3.169%(3)	Three Month LIBOR(2)	11/01/28	1,427	278	1,705
Barclays	USD	38,200	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	(1,705)	(1,705)
Barclays	USD	2,810	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	(137)	(137)
Barclays	USD	2,810	3.216%(3)	Three Month LIBOR(2)	11/02/28	117	20	137
Barclays	USD	4,066	Three Month LIBOR(2)	3.236%(3)	11/05/28	(176)	(30)	(206)
Barclays	USD	4,066	3.236%(3)	Three Month LIBOR(2)	11/05/28	—	206	206
Barclays	USD	227	3.204%(3)	Three Month LIBOR(2)	11/07/28	9	2	11
Barclays	USD	227	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	(11)	(11)
Barclays	USD	2,378	3.229%(3)	Three Month LIBOR(2)	12/04/28	96	23	119
Barclays	USD	2,378	Three Month LIBOR(2)	3.229%(3)	12/04/28	—	(119)	(119)
Barclays	USD	4,742	Three Month LIBOR(2)	2.772%(3)	12/28/28	—	(47)	(47)
Barclays	USD	3,243	2.772%(3)	Three Month LIBOR(2)	12/31/28	—	32	32
Barclays	USD	3,165	Three Month LIBOR(2)	2.713%(3)	01/03/29	—	(14)	(14)
Barclays	USD	3,474	Three Month LIBOR(2)	2.678%(3)	01/04/29	—	(5)	(5)
Barclays	USD	2,706	Three Month LIBOR(2)	2.604%(3)	01/07/29	—	14	14
Barclays	USD	2,789	Three Month LIBOR(2)	2.693%(3)	01/07/29	—	(8)	(8)
Barclays	USD	3,963	Three Month LIBOR(2)	3.098%(3)	01/07/29	—	(153)	(153)
Barclays	USD	5,210	Three Month LIBOR(2)	2.575%(3)	01/07/29	—	40	40
Barclays	USD	7,927	3.038%(3)	Three Month LIBOR(2)	01/07/29	—	264	264
Barclays	USD	7,265	2.675%(3)	Three Month LIBOR(2)	01/09/29	—	9	9
Barclays	USD	4,017	2.729%(3)	Three Month LIBOR(2)	01/10/29	—	24	24
Barclays	USD	7,595	2.758%(3)	Three Month LIBOR(2)	01/11/29	—	65	65
Barclays	USD	1,670	Three Month LIBOR(2)	2.740%(3)	01/14/29	—	(12)	(12)
Barclays	USD	13,800	2.800%(3)	Three Month LIBOR(2)	01/14/29	—	169	169
Barclays	USD	2,891	Three Month LIBOR(2)	2.730%(3)	01/15/29	—	(17)	(17)
Barclays	USD	8,112	Three Month LIBOR(2)	2.711%(3)	01/16/29	—	(36)	(36)
Barclays	USD	8,744	Three Month LIBOR(2)	2.945%(3)	01/16/29	—	(220)	(220)
Barclays	USD	17,500	2.880%(3)	Three Month LIBOR(2)	01/16/29	—	338	338
Barclays	USD	1,748	2.736%(3)	Three Month LIBOR(2)	01/17/29	—	11	11
Barclays	USD	8,403	2.763%(3)	Three Month LIBOR(2)	01/18/29	—	75	75
Barclays	USD	3,784	2.792%(3)	Three Month LIBOR(2)	01/22/29	—	44	44
Barclays	USD	4,817	Three Month LIBOR(2)	2.745%(3)	01/22/29	—	(35)	(35)
Barclays	USD	5,537	2.766%(3)	Three Month LIBOR(2)	01/23/29	—	51	51
Barclays	USD	8,744	Three Month LIBOR(2)	2.945%(3)	01/24/29	—	(219)	(219)

See accompanying notes which are an integral part of this quarterly report.

174 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	17,500	2.880%(3)	Three Month LIBOR(2)	01/24/29	—	338	338
Barclays	USD	2,792	Three Month LIBOR(2)	2.803%(3)	01/25/29	—	(35)	(35)
Barclays	USD	2,888	2.793%(3)	Three Month LIBOR(2)	01/30/29	—	34	34
Barclays	USD	2,276	Three Month LIBOR(2)	2.705%(3)	02/04/29	—	—	—
Barclays	USD	4,165	Three Month LIBOR(2)	2.650%(3)	02/04/29	—	—	—
Barclays	USD	11,100	2.850%(3)	Three Month LIBOR(2)	03/18/29	92	90	182
Barclays	USD	1,279	Three Month LIBOR(2)	3.200%(3)	12/19/48	(94)	(13)	(107)
Barclays	USD	1,279	3.200%(3)	Three Month LIBOR(2)	12/19/48	7	100	107
Barclays	USD	4,441	2.950%(3)	Three Month LIBOR(2)	03/18/49	93	47	140
Total Open Interest Rate Swap Contracts (å)						2,566	(2,902)	(336)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX Index	Barclays	Sell	USD	700	3.000%(2)	05/11/63	(33)	(60)	(93)
CMBX Index	Goldman Sachs	Purchase	USD	430	(5.000%)(2)	01/17/47	67	(9)	58
CMBX Index	Goldman Sachs	Sell	USD	18	3.000%(2)	01/17/47	(1)	—	(1)
CMBX Index	Goldman Sachs	Sell	USD	49	3.000%(2)	01/17/47	(4)	1	(3)
CMBX Index	Goldman Sachs	Sell	USD	3,159	3.000%(2)	05/11/63	(258)	(160)	(418)
CMBX NA Index	Bank of America	Sell	USD	291	3.000%(2)	05/11/63	(34)	(4)	(38)
CMBX NA Index	Bank of America	Purchase	USD	220	(3.000%)(2)	01/17/47	18	(6)	12
CMBX NA Index	Bank of America	Sell	USD	366	5.000%(2)	05/11/63	(81)	(7)	(88)
CMBX NA Index	Bank of America	Purchase	USD	761	(5.000%)(2)	01/17/47	128	(25)	103
CMBX NA Index	Bank of America	Sell	USD	94	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Bank of America	Purchase	USD	499	(5.000%)(2)	09/17/58	77	(1)	76
CMBX NA Index	Bank of America	Sell	USD	129	3.000%(2)	05/11/63	(15)	(2)	(17)
CMBX NA Index	Barclays	Sell	USD	224	3.000%(2)	05/11/63	(24)	(6)	(30)
CMBX NA Index	Citigroup	Purchase	USD	78	(5.000%)(2)	09/17/58	12	—	12
CMBX NA Index	Citigroup	Sell	USD	334	5.000%(2)	01/17/47	(42)	(3)	(45)
CMBX NA Index	Citigroup	Sell	USD	200	3.000%(2)	05/11/63	(23)	(3)	(26)
CMBX NA Index	Citigroup	Sell	USD	100	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Citigroup	Sell	USD	58	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Citigroup	Purchase	USD	195	(5.000%)(2)	01/17/47	25	1	26
CMBX NA Index	Citigroup	Purchase	USD	7	(2.000%)(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell	USD	101	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Citigroup	Sell	USD	174	3.000%(2)	05/11/63	(19)	(4)	(23)
CMBX NA Index	Citigroup	Sell	USD	151	3.000%(2)	05/11/63	(16)	(4)	(20)
CMBX NA Index	Citigroup	Sell	USD	83	3.000%(2)	05/11/63	(8)	(3)	(11)
CMBX NA Index	Citigroup	Purchase	USD	166	(5.000%)(2)	09/17/58	26	(1)	25
CMBX NA Index	Citigroup	Purchase	USD	334	(5.000%)(2)	09/17/58	51	—	51
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	51	—	51
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	51	—	51
CMBX NA Index	Citigroup	Sell	USD	67	3.000%(2)	05/11/63	(7)	(2)	(9)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 175

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Citigroup	Sell	USD	160	5.000%(2)	01/17/47	(22)	—	(22)
CMBX NA Index	Citigroup	Sell	USD	245	3.000%(2)	05/11/63	(27)	(5)	(32)
CMBX NA Index	Citigroup	Sell	USD	34	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Credit Suisse	Sell	USD	196	3.000%(2)	05/11/63	(21)	(5)	(26)
CMBX NA Index	Credit Suisse	Purchase	USD	169	(5.000%)(2)	09/17/58	26	—	26
CMBX NA Index	Credit Suisse	Purchase	USD	321	(5.000%)(2)	11/17/59	43	(3)	40
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000%(2)	05/11/63	(164)	(52)	(216)
CMBX NA Index	Credit Suisse	Purchase	USD	169	(5.000%)(2)	11/17/59	21	—	21
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000%(2)	05/11/63	(19)	—	(19)
CMBX NA Index	Credit Suisse	Purchase	USD	1,029	(3.000%)(2)	01/17/47	79	(25)	54
CMBX NA Index	Credit Suisse	Sell	USD	257	3.000%(2)	05/11/63	(30)	(4)	(34)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(12)	(4)	(16)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000%(2)	05/11/63	(32)	3	(29)
CMBX NA Index	Credit Suisse	Sell	USD	319	3.000%(2)	05/11/63	(35)	(7)	(42)
CMBX NA Index	Credit Suisse	Sell	USD	109	3.000%(2)	05/11/63	(10)	(4)	(14)
CMBX NA Index	Credit Suisse	Sell	USD	70	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Credit Suisse	Sell	USD	863	3.000%(2)	05/11/63	(92)	(22)	(114)
CMBX NA Index	Credit Suisse	Sell	USD	253	5.000%(2)	01/17/47	(34)	—	(34)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000%(2)	05/11/63	(10)	2	(8)
CMBX NA Index	Credit Suisse	Sell	USD	19	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Credit Suisse	Purchase	USD	791	(5.000%)(2)	01/17/47	123	(16)	107
CMBX NA Index	Credit Suisse	Sell	USD	205	3.000%(2)	05/11/63	(22)	(5)	(27)
CMBX NA Index	Credit Suisse	Sell	USD	86	3.000%(2)	05/11/63	(8)	(3)	(11)
CMBX NA Index	Credit Suisse	Sell	USD	36	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Credit Suisse	Sell	USD	74	3.000%(2)	05/11/63	(7)	(3)	(10)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(16)	—	(16)
CMBX NA Index	Credit Suisse	Sell	USD	154	3.000%(2)	05/11/63	(17)	(3)	(20)
CMBX NA Index	Credit Suisse	Sell	USD	160	3.000%(2)	05/11/63	(18)	(3)	(21)
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000%(2)	05/11/63	(4)	(3)	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000%(2)	05/11/63	(21)	(13)	(34)
CMBX NA Index	Goldman Sachs	Sell	USD	3,935	3.000%(2)	01/17/47	(275)	68	(207)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000%(2)	05/11/63	(16)	(4)	(20)
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000%(2)	01/17/47	(8)	4	(4)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(32)	(8)	(40)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000%)(2)	01/17/47	42	(9)	33
CMBX NA Index	Goldman Sachs	Purchase	USD	40	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000%)(2)	01/17/47	8	(1)	7
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000%(2)	05/11/63	(1,700)	(46)	(1,746)
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000%(2)	05/11/63	(49)	9	(40)
CMBX NA Index	Goldman Sachs	Purchase	USD	37	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Sell	USD	146	3.000%(2)	05/11/63	(14)	(5)	(19)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(19)	(21)	(40)
CMBX NA Index	Goldman Sachs	Sell	USD	9,000	3.000%(2)	05/11/63	(1,440)	249	(1,191)
CMBX NA Index	Goldman Sachs	Sell	USD	58	3.000%(2)	05/11/63	(9)	1	(8)

See accompanying notes which are an integral part of this quarterly report.

176 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Goldman Sachs	Purchase	USD	74	(5.000%)(2)	09/17/58	12	(1)	11
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000%(2)	05/11/63	(13)	2	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000%(2)	05/11/63	(435)	(28)	(463)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	74	3.000%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	63	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000%(2)	05/11/63	(31)	(19)	(50)
CMBX NA Index	Goldman Sachs	Sell	USD	30	3.000%(2)	05/11/63	(2)	(2)	(4)
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000%(2)	05/11/63	(43)	(23)	(66)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000%(2)	05/11/63	(11)	(9)	(20)
CMBX NA Index	Goldman Sachs	Sell	USD	76	3.000%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	145	3.000%(2)	05/11/63	(16)	(3)	(19)
CMBX NA Index	JPMorgan Chase	Purchase	USD	183	(5.000%)(2)	01/17/47	35	(10)	25
CMBX NA Index	JPMorgan Chase	Purchase	USD	173	(5.000%)(2)	09/17/58	24	2	26
CMBX NA Index	JPMorgan Chase	Sell	USD	987	3.000%(2)	05/11/63	(143)	12	(131)
CMBX NA Index	JPMorgan Chase	Purchase	USD	11	(5.000%)(2)	09/17/58	2	—	2
CMBX NA Index	JPMorgan Chase	Purchase	USD	53	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	JPMorgan Chase	Purchase	USD	71	(5.000%)(2)	09/17/58	10	1	11
CMBX NA Index	JPMorgan Chase	Purchase	USD	106	(5.000%)(2)	09/17/58	17	(1)	16
CMBX NA Index	JPMorgan Chase	Sell	USD	12,200	3.000%(2)	05/11/63	(1,413)	(198)	(1,611)
CMBX NA Index	JPMorgan Chase	Purchase	USD	235	(5.000%)(2)	01/17/47	45	(13)	32
CMBX NA Index	JPMorgan Chase	Purchase	USD	125	(5.000%)(2)	01/17/47	17	—	17
CMBX NA Index	JPMorgan Chase	Sell	USD	670	3.000%(2)	05/11/63	(97)	8	(89)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(16)	(4)	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	82	3.000%(2)	05/11/63	(8)	(3)	(11)
CMBX NA Index	JPMorgan Chase	Purchase	USD	201	(5.000%)(2)	01/17/47	31	(4)	27
CMBX NA Index	JPMorgan Chase	Sell	USD	81	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Purchase	USD	925	(5.000%)(2)	01/17/47	135	(10)	125
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(17)	(3)	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	152	3.000%(2)	05/11/63	(15)	(5)	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(10)	(3)	(13)
CMBX NA Index	JPMorgan Chase	Purchase	USD	563	(5.000%)(2)	01/17/47	84	(8)	76
CMBX NA Index	JPMorgan Chase	Purchase	USD	519	(5.000%)(2)	01/17/47	80	(10)	70
CMBX NA Index	JPMorgan Chase	Purchase	USD	148	(5.000%)(2)	01/17/47	21	(1)	20
CMBX NA Index	JPMorgan Chase	Purchase	USD	321	(5.000%)(2)	01/17/47	61	(18)	43
CMBX NA Index	JPMorgan Chase	Sell	USD	201	5.000%(2)	05/11/63	(42)	(6)	(48)
CMBX NA Index	JPMorgan Chase	Sell	USD	66	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell	USD	186	3.000%(2)	05/11/63	(27)	2	(25)
CMBX NA Index	JPMorgan Chase	Sell	USD	164	3.000%(2)	05/11/63	(25)	3	(22)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(21)	1	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	149	3.000%(2)	05/11/63	(16)	(4)	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(23)	5	(18)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(23)	5	(18)
CMBX NA Index	JPMorgan Chase	Sell	USD	104	3.000%(2)	05/11/63	(15)	1	(14)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	2	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	2	(13)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 177

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell	USD	83	3.000%(2)	05/11/63	(11)	—	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	80	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	43	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Sell	USD	26	3.000%(2)	05/11/63	(4)	1	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	22	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	474	3.000%(2)	05/11/63	(52)	(11)	(63)
CMBX NA Index	JPMorgan Chase	Sell	USD	62	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	JPMorgan Chase	Sell	USD	24	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	405	3.000%(2)	05/11/63	(50)	(4)	(54)
CMBX NA Index	JPMorgan Chase	Sell	USD	55	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	JPMorgan Chase	Sell	USD	195	3.000%(2)	05/11/63	(30)	4	(26)
CMBX NA Index	JPMorgan Chase	Sell	USD	37	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	JPMorgan Chase	Sell	USD	397	3.000%(2)	05/11/63	(58)	5	(53)
CMBX NA Index	JPMorgan Chase	Sell	USD	1,088	3.000%(2)	05/11/63	(186)	42	(144)
CMBX NA Index	JPMorgan Chase	Sell	USD	92	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	183	5.000%(2)	05/11/63	(44)	—	(44)
CMBX NA Index	JPMorgan Chase	Purchase	USD	240	(5.000%)(2)	01/17/47	42	(9)	33
CMBX NA Index	JPMorgan Chase	Sell	USD	196	3.000%(2)	05/11/63	(21)	(5)	(26)
CMBX NA Index	JPMorgan Chase	Sell	USD	57	3.000%(2)	05/11/63	(5)	(3)	(8)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	98	3.000%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	102	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	534	3.000%(2)	05/11/63	(72)	1	(71)
CMBX NA Index	JPMorgan Chase	Sell	USD	110	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	JPMorgan Chase	Sell	USD	123	3.000%(2)	05/11/63	(14)	(2)	(16)
CMBX NA Index	JPMorgan Chase	Sell	USD	151	3.000%(2)	05/11/63	(18)	(2)	(20)
CMBX NA Index	JPMorgan Chase	Purchase	USD	366	(3.000%)(2)	01/17/47	21	(2)	19
CMBX NA Index	JPMorgan Chase	Purchase	USD	260	(3.000%)(2)	01/17/47	17	(3)	14
CMBX NA Index	JPMorgan Chase	Purchase	USD	105	(3.000%)(2)	01/17/47	9	(3)	6
CMBX NA Index	JPMorgan Chase	Purchase	USD	190	(3.000%)(2)	01/17/47	14	(4)	10
CMBX NA Index	JPMorgan Chase	Sell	USD	175	3.000%(2)	05/11/63	(20)	(3)	(23)
CMBX NA Index	JPMorgan Chase	Sell	USD	326	3.000%(2)	05/11/63	(37)	(6)	(43)
CMBX NA Index	JPMorgan Chase	Sell	USD	366	3.000%(2)	05/11/63	(34)	(14)	(48)
CMBX NA Index	JPMorgan Chase	Sell	USD	28	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	JPMorgan Chase	Sell	USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Merrill Lynch	Sell	USD	21	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Merrill Lynch	Purchase	USD	167	(5.000%)(2)	09/17/58	26	(1)	25
CMBX NA Index	Merrill Lynch	Sell	USD	2,450	3.000%(2)	05/11/63	(272)	(52)	(324)
CMBX NA Index	Merrill Lynch	Purchase	USD	180	(5.000%)(2)	09/17/58	26	1	27
CMBX NA Index	Merrill Lynch	Purchase	USD	170	(5.000%)(2)	09/17/58	25	1	26
CMBX NA Index	Merrill Lynch	Purchase	USD	159	(5.000%)(2)	09/17/58	24	—	24
CMBX NA Index	Morgan Stanley	Purchase	USD	127	(5.000%)(2)	09/17/58	18	1	19
CMBX NA Index	Morgan Stanley	Sell	USD	122	3.000%(2)	05/11/63	(14)	(2)	(16)
CMBX NA Index	Morgan Stanley	Sell	USD	363	3.000%(2)	05/11/63	(43)	(5)	(48)
CMBX NA Index	Morgan Stanley	Sell	USD	7	2.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Purchase	USD	188	(3.000%)(2)	01/17/47	12	(2)	10
CMBX NA Index	Morgan Stanley	Sell	USD	111	3.000%(2)	05/11/63	(10)	(5)	(15)

See accompanying notes which are an integral part of this quarterly report.

178 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Morgan Stanley	Purchase	USD	1,162	(5.000%)(2)	01/17/47	191	(34)	157
CMBX NA Index	Morgan Stanley	Purchase	USD	579	(5.000%)(2)	01/17/47	113	(35)	78
CMBX NA Index	Morgan Stanley	Purchase	USD	360	(5.000%)(2)	01/17/47	67	(18)	49
CMBX NA Index	Morgan Stanley	Purchase	USD	358	(5.000%)(2)	01/17/47	70	(22)	48
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	Morgan Stanley	Purchase	USD	105	(5.000%)(2)	09/17/58	16	—	16
CMBX NA Index	Morgan Stanley	Purchase	USD	112	(5.000%)(2)	09/17/58	15	2	17
CMBX NA Index	Morgan Stanley	Purchase	USD	115	(5.000%)(2)	09/17/58	16	1	17
CMBX NA Index	Morgan Stanley	Purchase	USD	116	(5.000%)(2)	09/17/58	15	3	18
CMBX NA Index	Morgan Stanley	Purchase	USD	77	(5.000%)(2)	09/17/58	12	—	12
CMBX NA Index	Morgan Stanley	Purchase	USD	90	(5.000%)(2)	09/17/58	13	1	14
CMBX NA Index	Morgan Stanley	Sell	USD	179	5.000%(2)	05/11/63	(43)	—	(43)
CMBX NA Index	Morgan Stanley	Sell	USD	113	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	Morgan Stanley	Sell	USD	116	3.000%(2)	05/11/63	(14)	(1)	(15)
CMBX NA Index	Morgan Stanley	Sell	USD	16	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	360	5.000%(2)	05/11/63	(85)	(1)	(86)
CMBX NA Index	Morgan Stanley	Sell	USD	84	3.000%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Morgan Stanley	Sell	USD	150	3.000%(2)	05/11/63	(22)	2	(20)
CMBX NA Index	Morgan Stanley	Sell	USD	3	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell	USD	10	3.000%(2)	05/11/63	(2)	1	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	157	3.000%(2)	05/11/63	(22)	1	(21)
CMBX NA Index	Morgan Stanley	Sell	USD	64	3.000%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Morgan Stanley	Sell	USD	8	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	14	3.000%(2)	05/11/63	(1)	(1)	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	15	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	94	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Morgan Stanley	Sell	USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Sell	USD	81	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Sell	USD	1,960	3.000%(2)	05/11/63	(286)	27	(259)
CMBX NA Index	Morgan Stanley	Sell	USD	61	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Sell	USD	28	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Morgan Stanley	Sell	USD	148	3.000%(2)	05/11/63	(17)	(3)	(20)
CMBX NA Index	Morgan Stanley	Sell	USD	127	3.000%(2)	05/11/63	(16)	(1)	(17)
CMBX NA Index	Morgan Stanley	Sell	USD	11	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	57	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Sell	USD	26	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Sell	USD	36	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell	USD	358	5.000%(2)	05/11/63	(87)	1	(86)
Total Open Credit Indices Contracts (å)							(6,928)	(776)	(7,704)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 179

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$2,407	$309	$—	$2,716
Corporate Bonds and Notes	—	130,831	—	—	130,831
International Debt	—	35,562	233	—	35,795
Loan Agreements	—	114,923	—	—	114,923
Mortgage-Backed Securities	—	106,428	2,188	—	108,616
Common Stocks	—	225	—	—	225
Options Purchased	4,726	780	—	—	5,506
Short-Term Investments	—	84,257	1,515	142,128	227,900
Total Investments	4,726	475,413	4,245	142,128	626,512

Other Financial Instruments
Assets
Futures Contracts	2,609	—	—	—	2,609
Foreign Currency Exchange Contracts	—	469	—	—	469
Total Return Swap Contracts	—	77	—	—	77
Interest Rate Swap Contracts	—	11,591	—	—	11,591
Credit Default Swap Contracts	—	1,929	—	—	1,929
Liabilities
Futures Contracts	(1,257)	—	—	—	(1,257)
Options Written	(5,159)	(672)	—	—	(5,831)
Foreign Currency Exchange Contracts	—	(1,136)	—	—	(1,136)
Total Return Swap Contracts	—	(77)	—	—	(77)
Interest Rate Swap Contracts	—	(11,927)	—	—	(11,927)
Credit Default Swap Contracts	—	(9,633)	—	—	(9,633)
Total Other Financial Instruments*	$(3,807)	$(9,379)	$—	$—	$(13,186)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.
Amounts in thousands

Fair Value
Country Exposure	$
Australia	1,340
Belgium	12,596
Bermuda	4,208
Canada	10,581
Cayman Islands	5,481

See accompanying notes which are an integral part of this quarterly report.

180 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
France	14,975
Germany	9,715
Ireland	3,731
Isle of Man	275
Italy	3,435
Japan	10,331
Jersey	1,465
Luxembourg	2,962
Netherlands	11,754
New Zealand	—
United Kingdom	11,663
United States	522,000
Total Investments	626,512

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 181

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.1%			4.060% due 11/15/30	1,650	1,675
Asset-Backed Securities - 5.5%			GMACM Home Equity Loan Trust
			Series 2007-HE2 Class A2
Accredited Mortgage Loan Trust			6.054% due 12/25/37 (~)(Ê)	1,380	1,344
Series 2006-1 Class A4
0.814% due 04/25/36 (Ê)	2,417	2,338	Series 2007-HE2 Class A3
			6.193% due 12/25/37 (~)(Ê)	354	345
Series 2006-2 Class A4			Greenpoint Manufactured Housing
0.852% due 09/25/36 (Ê)	7,765	7,540
ACE Securities Corp. Home Equity Loan			Contract Trust
			Series 2000-4 Class A3
Trust			3.010% due 08/21/31 (Ê)	5,650	5,541
Series 2005-HE3 Class M2
1.453% due 05/25/35 (Ê)	2,510	2,512	GSAA Trust
ACE Securities Corp. Mortgage Loan			Series 2006-S1 Class 2M2
Trust			5.850% due 08/25/34 (~)(Ê)(Þ)	1,888	1,740
Series 2007-D1 Class A2			Helios Issuer LLC
6.336% due 02/25/38 (~)(Ê)(Þ)	3,850	3,534	Series 2018-1A Class A
AmeriCredit Automobile Receivables			4.870% due 07/20/48 (Þ)	991	1,017
Trust			Hertz Vehicle Financing II LP
Series 2015-3 Class B			Series 2016-4A Class A
2.080% due 09/08/20	69	69	2.650% due 07/25/22 (Þ)	3,800	3,728
Applebee's Funding LLC / IHOP			Series 2019-1A Class A
Funding LLC			3.710% due 03/25/23 (Þ)	3,420	3,427
Series 2014-1 Class A2			Home Equity Asset Trust
4.277% due 09/05/44 (Þ)	1,629	1,621	Series 2005-9 Class M1
BCAP LLC Trust			1.002% due 04/25/36 (Ê)	2,977	2,948
Series 2010-RR7 Class 3A12			Series 2006-3 Class M1
2.941% due 08/26/35 (~)(Ê)(Þ)	6,412	5,780	0.982% due 07/25/36 (Ê)	3,950	3,900
Series 2011-R11 Class 15A1			Series 2006-4 Class 2A4
3.070% due 10/26/33 (~)(Ê)(Þ)	1,148	1,165	0.872% due 08/25/36 (Ê)	4,572	4,520
Series 2011-R11 Class 20A5			Irwin Home Equity Loan Trust
3.094% due 03/26/35 (~)(Ê)(Þ)	207	207	Series 2006-1 Class 2A3
Series 2014-RR3 Class 5A2			5.770% due 09/25/35 (~)(Ê)	1,678	1,699
0.917% due 10/26/36 (~)(Ê)(Þ)	4,901	4,674	IXIS Real Estate Capital Trust
Blackbird Capital Aircraft Lease			Series 2006-HE1 Class A3
Securitization, Ltd.			0.992% due 03/25/36 (Ê)	1,476	952
Series 2016-1A Class AA			Series 2006-HE1 Class A4
2.487% due 12/16/41 (~)(Ê)(Þ)	7,778	7,543	1.192% due 03/25/36 (Ê)	4,009	2,618
CAL Funding III, Ltd.			Series 2006-HE2 Class A3
Series 2017-1A Class A			0.752% due 08/25/36 (Ê)	581	223
3.620% due 06/25/42 (Þ)	4,420	4,390	Series 2006-HE2 Class A4
Capital Auto Receivables Assets Trust			0.852% due 08/25/36 (Ê)	4,805	1,873
Series 2015-4 Class B			Series 2007-HE1 Class A3
2.390% due 11/20/20	6,113	6,099	0.752% due 05/25/37 (Ê)	6,373	2,222
Centex Home Equity Loan Trust			Lehman ABS Manufactured Housing
Series 2006-A Class AV4			Contract Trust
0.842% due 06/25/36 (Ê)	1,788	1,780	Series 2001-B Class A6
Conseco Finance Corp.			6.467% due 04/15/40 (~)(Ê)	26	26
Series 1996-4 Class M1			Series 2001-B Class M1
7.750% due 06/15/27 (~)(Ê)	1,547	1,561	6.630% due 04/15/40 (~)(Ê)	1,615	1,692
Conseco Finance Securitizations Corp.			Long Beach Mortgage Loan Trust
Series 2001-4 Class A4			Series 2004-1 Class M1
7.360% due 08/01/32 (~)(Ê)	274	278	2.966% due 02/25/34 (Ê)	2,616	2,586
Countrywide Asset-Backed Certificates			Mastr Asset Backed Securities Trust
Series 2007-4 Class A4W			Series 2006-HE5 Class A3
5.479% due 04/25/47	8,546	8,638	0.752% due 11/25/36 (Ê)	2,926	1,985
Credit Suisse Mortgage Capital			Merrill Lynch Mortgage Investors Trust
Certificates			Series 2006-FF1 Class M4
Series 2018-PLUM Class A			0.962% due 08/25/36 (Ê)	5,348	5,303
5.740% due 08/15/20 (Ê)(Š)(Þ)	920	920	Mid-State Capital Corp. Trust
Fieldstone Mortgage Investment Trust			Series 2005-1 Class A
Series 2004-4 Class M3			5.745% due 01/15/40	1,325	1,416
2.484% due 10/25/35 (Ê)	1,371	1,378
Ford Credit Floorplan Master Owner			Nationstar Home Equity Loan Trust
			Series 2006-B Class M1
Trust A			9.220% due 09/25/36 (Ê)	5,340	5,138
Series 2018-4 Class A			Newcastle Mortgage Securities Trust

See accompanying notes which are an integral part of this quarterly report.

182 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-1 Class M3			Series 2016-3 Class A1
0.982% due 03/25/36 (Ê)	5,600	5,440	2.250% due 04/25/56 (~)(Ê)(Þ)	1,870	1,829
Option One Mortgage Loan Trust			Series 2017-3 Class A1
Series 2007-FXD1 Class 3A4			2.750% due 06/25/57 (~)(Ê)(Þ)	3,753	3,662
5.860% due 01/25/37 (~)(Ê)	5,644	5,556	Series 2017-4 Class A1
PFCA Home Equity Investment Trust			2.750% due 06/25/57 (~)(Ê)(Þ)	1,891	1,847
Series 2003-IFC6 Class A			Series 2019-1 Class A1
5.500% due 04/22/35 (~)(Ê)(Þ)	1,625	1,635	3.750% due 03/25/58 (~)(Ê)(Š)(Þ)	2,216	2,203
Popular ABS Mortgage Pass-Through			Toyota Auto Receivables Owner Trust
Trust			Series 2016-C Class A3
Series 2006-D Class A3			1.140% due 08/17/20	1,842	1,831
0.852% due 11/25/46 (Ê)	5,048	4,952	Triton Container Finance IV LLC
RAMP Trust			Series 2017-2A Class A
Series 2006-RZ1 Class M4			3.620% due 08/20/42 (Þ)	3,763	3,723
1.162% due 03/25/36 (Ê)	5,000	4,785	Triton Container Finance VI LLC
Renaissance Home Equity Loan Trust			Series 2017-1A Class A
Series 2006-1 Class AF6			3.520% due 06/20/42 (Þ)	1,702	1,673
5.746% due 05/25/36 (~)(Ê)	1,321	889	Upstart Securitization Trust
Santander Drive Auto Receivables Trust			Series 2017-2 Class A
Series 2015-3 Class C			2.508% due 03/20/25 (Þ)	246	245
2.740% due 01/15/21	1,021	1,020	Voya CLO, Ltd.
SLM Private Credit Student Loan Trust			Series 2018-3A Class A1R
Series 2005-B Class A4			3.680% due 10/20/31 (Ê)(Þ)	5,690	5,641
1.180% due 06/15/39 (Ê)	1,789	1,747	Wells Fargo Home Equity Asset-Backed
Small Business Administration			Securities Trust
Series 2018-10B Class 1			Series 2005-3 Class M4
3.548% due 09/10/28	290	299	1.581% due 11/25/35 (Ê)	3,283	3,286
SoFi Professional Loan Program LLC					227,409
Series 2017-E Class A2A			Corporate Bonds and Notes - 19.5%
1.860% due 11/26/40 (Þ)	1,742	1,720	21st Century Fox America, Inc.
Series 2017-F Class A2FX			6.650% due 11/15/37	200	264
2.840% due 01/25/41 (Þ)	8,344	8,186	6.900% due 08/15/39	2,623	3,507
Series 2018-A Class A2A			3M Co.
2.390% due 02/25/42 (Þ)	1,588	1,575	3.250% due 02/14/24	1,078	1,084
Series 2018-A Class A2B			ABB Treasury Center, Inc.
2.950% due 02/25/42 (Þ)	8,344	8,184	4.000% due 06/15/21 (Þ)	1,027	1,049
Series 2018-B Class A1FX			Abbott Laboratories
2.640% due 08/25/47 (Þ)	4,213	4,193	3.750% due 11/30/26	351	357
Soundview Home Loan Trust			4.750% due 11/30/36	300	324
Series 2005-4 Class M2			4.900% due 11/30/46	530	590
1.062% due 03/25/36 (Ê)	3,870	3,828
			AbbVie, Inc.
Structured Asset Investment Loan Trust			2.500% due 05/14/20	564	561
Series 2005-HE3 Class M1
2.936% due 09/25/35 (Ê)	4,600	4,614	2.300% due 05/14/21	1,115	1,095
Series 2006-2 Class A3			3.600% due 05/14/25	1,400	1,383
0.626% due 04/25/36 (Ê)	1,409	1,394	Aetna, Inc.
Structured Asset Securities Corp.			2.800% due 06/15/23	1,200	1,167
Mortgage Loan Trust			Allegheny Technologies, Inc.
Series 2006-BC2 Class A3			5.950% due 01/15/21	454	460
0.742% due 09/25/36 (Ê)	2,476	2,394	Allergan, Inc.
Series 2006-BC5 Class A4			2.800% due 03/15/23	1,327	1,280
0.762% due 12/25/36 (Ê)	1,769	1,714	Allison Transmission, Inc.
Series 2006-BC6 Class A4			5.000% due 10/01/24 (Þ)	680	670
0.762% due 01/25/37 (Ê)	3,952	3,850	Ally Financial, Inc.
Series 2006-WF3 Class A4			8.000% due 11/01/31	884	1,061
0.902% due 09/25/36 (Ê)	2,358	2,351	Altria Group, Inc.
Series 2007-BC1 Class A4			4.750% due 05/05/21	1,238	1,278
0.722% due 02/25/37 (Ê)	5,079	4,985	2.850% due 08/09/22	810	792
Textainer Marine Containers V, Ltd.			9.950% due 11/10/38	515	721
Series 2017-2A Class A			10.200% due 02/06/39	1,735	2,509
3.520% due 06/20/42 (Þ)	4,809	4,731	Amazon. com, Inc.
Towd Point Mortgage Trust			4.950% due 12/05/44	400	460
Series 2015-2 Class 1A12			Series WI
2.750% due 11/25/60 (~)(Ê)(Þ)	1,506	1,482	2.800% due 08/22/24	1,044	1,037

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 183

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.200% due 12/03/25	875	984	Apache Corp.
3.150% due 08/22/27	630	625	3.250% due 04/15/22	79	78
3.875% due 08/22/37	270	271	4.375% due 10/15/28	140	137
4.050% due 08/22/47	340	345	5.100% due 09/01/40	900	839
American Airlines, Inc. Pass-Through			4.750% due 04/15/43	180	161
Certificates Trust			4.250% due 01/15/44	120	102
Series 2011-1 Class A			Apollo Management Holdings, LP
5.250% due 01/31/21	939	954	4.000% due 05/30/24 (Þ)	885	879
Series 2013-2 Class A			4.400% due 05/27/26 (Þ)	1,180	1,192
4.950% due 01/15/23	2,819	2,878	5.000% due 03/15/48 (Þ)	1,550	1,502
American Axle & Manufacturing, Inc.			Apple, Inc.
6.625% due 10/15/22	237	241	2.000% due 11/13/20	420	416
American Express Co.			2.400% due 05/03/23	1,057	1,040
2.200% due 10/30/20	4,365	4,313	2.450% due 08/04/26	1,250	1,187
3.341% due 02/27/23 (Ê)	1,000	989	Arconic, Inc.
Series FIX			5.400% due 04/15/21	705	717
3.700% due 08/03/23	1,470	1,492	5.900% due 02/01/27	239	239
American Express Credit Corp.			5.950% due 02/01/37	42	40
2.375% due 05/26/20	410	408	Associated Bank
Series F			Series BKNT
2.600% due 09/14/20	3,885	3,869	3.500% due 08/13/21	1,630	1,629
American International Group, Inc.			AT&T, Inc.
6.400% due 12/15/20	2,800	2,971	3.000% due 02/15/22	250	249
3.750% due 07/10/25	540	532	3.800% due 03/01/24	1,315	1,331
American Tower Trust #1			3.400% due 05/15/25	90	88
3.070% due 03/15/23 (Þ)	1,825	1,801	4.250% due 03/01/27	1,955	1,979
Amgen, Inc.			6.550% due 02/15/39	980	1,122
2.125% due 05/01/20	90	89
2.650% due 05/11/22	1,150	1,134	4.800% due 06/15/44	990	928
3.625% due 05/22/24	100	102	4.350% due 06/15/45	480	424
6.400% due 02/01/39	1,305	1,544	5.450% due 03/01/47	795	813
4.400% due 05/01/45	500	475	Series WI
			4.300% due 02/15/30	3,578	3,532
Anadarko Petroleum Corp.			8.750% due 11/15/31	1,044	1,361
4.850% due 03/15/21	518	531
5.550% due 03/15/26	210	225	Athene Global Funding
			2.750% due 04/20/20 (Þ)	3,785	3,752
6.450% due 09/15/36	2,512	2,858	AutoNation, Inc.
4.500% due 07/15/44	750	678	3.800% due 11/15/27	2,025	1,810
6.600% due 03/15/46	470	564
Anheuser-Busch Cos. LLC / Anheuser-			Avnet, Inc.
Busch InBev Worldwide, Inc.			4.875% due 12/01/22	1,760	1,800
3.650% due 02/01/26 (Þ)	820	806	AXA Equitable Holdings, Inc.
			Series WI
4.900% due 02/01/46 (Þ)	390	370	5.000% due 04/20/48	860	802
Anheuser-Busch InBev Finance, Inc.			BAC Capital Trust XIV
2.650% due 02/01/21	2,501	2,491	Series G
3.300% due 02/01/23	5,270	5,258	4.000% due 09/29/49 (Ê)(ƒ)	500	383
Anheuser-Busch InBev Worldwide, Inc.			Ball Corp.
3.750% due 01/15/22	1,172	1,194	4.000% due 11/15/23	90	90
4.150% due 01/23/25	2,080	2,137	5.250% due 07/01/25	720	755
4.000% due 04/13/28	200	199	Bank of America Corp.
4.750% due 01/23/29	7,990	8,298	2.328% due 10/01/21 (Ê)	885	874
4.900% due 01/23/31	3,475	3,609	3.550% due 03/05/24 (Ê)	710	714
4.375% due 04/15/38	850	777	3.366% due 01/23/26 (Ê)	3,040	3,001
5.800% due 01/23/59	2,450	2,572	4.250% due 10/22/26	1,150	1,163
Anthem, Inc.			6.110% due 01/29/37	1,435	1,678
3.700% due 08/15/21	250	253	5.000% due 01/21/44	300	330
3.125% due 05/15/22	200	199	Series AA
2.950% due 12/01/22	370	366	6.100% due 12/31/49 (Ê)(ƒ)	290	305
3.350% due 12/01/24	170	169	Series FF
3.650% due 12/01/27	530	521	5.875% due 12/31/99 (Ê)(ƒ)	1,085	1,060
5.950% due 12/15/34	1,000	1,143	Series GMTN
Aon Corp.			3.300% due 01/11/23	2,100	2,112
8.205% due 01/01/27	1,109	1,275	4.450% due 03/03/26	160	164

See accompanying notes which are an integral part of this quarterly report.

184 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 04/19/26	4,895	4,852	Series WI
3.593% due 07/21/28 (Ê)	180	176	3.700% due 06/22/27	1,130	988
Series L			Broadcom Corp. / Broadcom Cayman
2.250% due 04/21/20	1,099	1,092	Finance, Ltd.
Series WI			Series WI
3.004% due 12/20/23 (Ê)	267	263	3.125% due 01/15/25	350	324
3.419% due 12/20/28 (Ê)	3,693	3,561	3.875% due 01/15/27	1,208	1,114
Series X			Burlington Northern Santa Fe LLC
6.250% due 09/29/49 (Ê)(ƒ)	130	137	3.400% due 09/01/24	1,079	1,096
Bank One Corp.			4.150% due 04/01/45	705	709
8.750% due 09/01/30	1,527	2,066	Camden Property Trust
Barrick NA Finance LLC			4.100% due 10/15/28	950	974
5.700% due 05/30/41	600	658	Campbell Soup Co.
BAT Capital Corp.			3.418% due 03/15/21 (Ê)	675	668
Series WI			Cardinal Health, Inc.
2.297% due 08/14/20	1,291	1,274	2.616% due 06/15/22	240	232
3.557% due 08/15/27	2,385	2,178	3.079% due 06/15/24	300	287
4.540% due 08/15/47	720	591	Carlyle Holdings II Finance LLC
Bayer US Finance II LLC			5.625% due 03/30/43 (Þ)	530	524
3.500% due 06/25/21 (Þ)	1,968	1,963	Caterpillar Financial Services Corp.
4.375% due 12/15/28 (Þ)	970	951	2.950% due 05/15/20	1,088	1,091
4.700% due 07/15/64 (Þ)	1,845	1,465	CBL & Associates, LP
Bayer US Finance LLC			5.250% due 12/01/23	563	473
3.375% due 10/08/24 (Þ)	3,238	3,106	CBS Corp.
Beacon Escrow Corp.			3.700% due 08/15/24	1,150	1,132
4.875% due 11/01/25 (Þ)	140	130	7.875% due 07/30/30	1,151	1,475
Becton Dickinson and Co.			CCO Holdings LLC / CCO Holdings
3.363% due 06/06/24	820	804	Capital Corp.
			5.375% due 05/01/25 (Þ)	760	764
3.734% due 12/15/24	1,346	1,342	5.125% due 05/01/27 (Þ)	220	213
4.685% due 12/15/44	100	99	Series DMTN
Bed Bath & Beyond, Inc.			5.000% due 02/01/28 (Þ)	110	105
5.165% due 08/01/44	42	31
Berkshire Hathaway Energy Co.			CDK Global, Inc.
			Series WI
Series WI			5.000% due 10/15/24	248	247
3.500% due 02/01/25	1,038	1,044	Celanese US Holdings LLC
Berkshire Hathaway Finance Corp.			5.875% due 06/15/21	460	481
4.250% due 01/15/49	650	670	Celgene Corp.
Berkshire Hathaway, Inc.			2.250% due 08/15/21	350	343
3.125% due 03/15/26	1,280	1,274	3.550% due 08/15/22	200	201
Berry Global, Inc.
4.500% due 02/15/26 (Þ)	60	57	3.900% due 02/20/28	2,025	2,005
BGC Partners, Inc.			5.000% due 08/15/45	480	483
Series WI			Centene Corp.
5.375% due 07/24/23	745	759	4.750% due 05/15/22	280	285
Blue Cube Spinco, Inc.			5.375% due 06/01/26 (Þ)	110	114
Series WI			Series WI
10.000% due 10/15/25	490	560	5.625% due 02/15/21	140	142
BMW US Capital LLC			6.125% due 02/15/24	250	262
2.150% due 04/06/20 (Þ)	1,099	1,089	CenterPoint Energy, Inc.
1.850% due 09/15/21 (Þ)	80	77	3.600% due 11/01/21	900	907
3.450% due 04/12/23 (Þ)	1,170	1,180	CenturyLink, Inc.
Boeing Co. (The)			Series T
4.875% due 02/15/20	700	715	5.800% due 03/15/22	300	301
BP Capital Markets America, Inc.			CF Industries, Inc.
4.500% due 10/01/20	1,200	1,234	7.125% due 05/01/20	67	69
3.245% due 05/06/22	100	101	5.150% due 03/15/34	490	456
3.216% due 11/28/23	2,890	2,894	4.950% due 06/01/43	119	99
3.796% due 09/21/25	1,160	1,195	5.375% due 03/15/44	1,995	1,734
3.119% due 05/04/26	800	779	Charter Communications Operating LLC
			/ Charter Communications Operating
Braskem America Finance Co.			Capital
7.125% due 07/22/41 (Þ)	70	79	5.050% due 03/30/29	760	775
Brighthouse Financial, Inc.			5.375% due 04/01/38	550	530

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 185

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
5.750% due 04/01/48	20	20	Columbia Pipeline Group, Inc.
Series WI			Series WI
3.579% due 07/23/20	440	441	4.500% due 06/01/25	1,252	1,277
4.908% due 07/23/25	2,645	2,721	Comcast Cable Communications
4.200% due 03/15/28	370	358	Holdings, Inc.
6.384% due 10/23/35	2,535	2,712	9.455% due 11/15/22	981	1,203
6.484% due 10/23/45	1,190	1,281	Comcast Corp.
6.834% due 10/23/55	1,173	1,268	3.600% due 03/01/24	1,030	1,050
			3.417% due 04/15/24 (Ê)	910	897
Cheniere Corpus Christi Holdings LLC			3.700% due 04/15/24	300	307
Series WI
5.125% due 06/30/27	280	282	3.375% due 08/15/25	200	201
Chesapeake Energy Corp.			3.950% due 10/15/25	1,050	1,087
6.125% due 02/15/21	310	309	3.150% due 03/01/26	150	147
Series WI			4.150% due 10/15/28	1,670	1,730
8.000% due 06/15/27	30	29	4.250% due 10/15/30	540	561
Chevron Corp.			3.200% due 07/15/36	120	105
2.419% due 11/17/20	1,092	1,091	6.550% due 07/01/39	1,520	1,893
3.218% due 03/03/22 (Ê)	1,000	1,002	4.700% due 10/15/48	110	115
2.954% due 05/16/26	520	513	Series WI
Chubb INA Holdings, Inc.			3.999% due 11/01/49	207	193
2.300% due 11/03/20	150	149	Commonwealth Edison Co.
3.350% due 05/03/26	260	260	2.550% due 06/15/26	1,270	1,195
Cigna Corp.			Conagra Brands, Inc.
3.200% due 09/17/20 (Þ)	10,250	10,262	3.800% due 10/22/21	1,225	1,231
3.400% due 09/17/21 (Þ)	300	301	Concho Resources, Inc.
3.750% due 07/15/23 (Þ)	800	811	4.375% due 01/15/25	130	131
4.125% due 11/15/25 (Þ)	1,245	1,271	3.750% due 10/01/27	30	29
4.375% due 10/15/28 (Þ)	580	596	4.300% due 08/15/28	460	467
4.800% due 08/15/38 (Þ)	860	878	Constellation Brands, Inc.
Cigna Holding Co.			4.750% due 11/15/24	1,529	1,613
3.050% due 10/15/27	1,265	1,172	4.400% due 11/15/25	1,125	1,160
Cimarex Energy Co.			Continental Resources, Inc.
4.375% due 06/01/24	70	71	4.500% due 04/15/23	550	560
3.900% due 05/15/27	270	261	3.800% due 06/01/24	30	30
Cintas Corp. No. 2			Series WI
2.900% due 04/01/22	320	316	4.375% due 01/15/28	80	80
3.700% due 04/01/27	340	338	Costco Wholesale Corp.
Cisco Systems, Inc.			2.150% due 05/18/21	1,299	1,283
2.450% due 06/15/20	1,184	1,181	Cott Holdings, Inc.
CIT Group, Inc.			Series 144a
4.750% due 02/16/24	270	273	5.500% due 04/01/25 (Þ)	260	257
5.250% due 03/07/25	200	207	Cox Communications, Inc.
Citibank NA			3.250% due 12/15/22 (Þ)	1,180	1,166
Series BKNT			6.450% due 12/01/36 (Þ)	2,190	2,350
3.400% due 07/23/21	6,015	6,070	Crown Castle International Corp.
Citigroup Capital III			5.250% due 01/15/23	1,018	1,073
7.625% due 12/01/36	1,850	2,325	CubeSmart, LP
Citigroup, Inc.			4.375% due 02/15/29	970	972
4.450% due 09/29/27	3,710	3,763	CVS Health Corp.
8.125% due 07/15/39	1,860	2,714	3.350% due 03/09/21	1,485	1,490
5.300% due 05/06/44	671	715	2.750% due 12/01/22	600	586
4.650% due 07/30/45	1,189	1,224	3.700% due 03/09/23	3,195	3,219
4.750% due 05/18/46	110	111	4.100% due 03/25/25	1,305	1,328
4.650% due 07/23/48	1,380	1,449	4.300% due 03/25/28	4,520	4,578
Series P			4.780% due 03/25/38	2,420	2,431
5.950% due 12/31/49 (Ê)(ƒ)	1,900	1,891	5.125% due 07/20/45	710	733
CME Group, Inc.			5.050% due 03/25/48	1,540	1,583
5.300% due 09/15/43	200	236	Daimler Finance NA LLC
CNH Industrial Capital LLC			2.450% due 05/18/20 (Þ)	150	148
3.875% due 10/15/21	1,188	1,185	3.350% due 05/04/21 (Þ)	8,015	8,000
CNOOC Finance USA LLC			DaVita HealthCare Partners, Inc.
3.500% due 05/05/25	1,300	1,280	5.000% due 05/01/25	10	10

See accompanying notes which are an integral part of this quarterly report.

186 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DCP Midstream LLC			4.250% due 12/15/41	100	101
6.750% due 09/15/37 (Þ)	288	295	Duke Energy Corp.
DCP Midstream Operating, LP			3.750% due 04/15/24	1,016	1,033
5.600% due 04/01/44	175	159	Duke Energy Ohio, Inc.
Delhaize America, Inc.			3.650% due 02/01/29	140	142
9.000% due 04/15/31	809	1,099	Duke Energy Progress LLC
Dell International LLC / EMC Corp.			3.000% due 09/15/21	1,065	1,069
4.420% due 06/15/21 (Þ)	620	631	Eaton Corp.
7.125% due 06/15/24 (Þ)	630	664	2.750% due 11/02/22	1,000	985
8.350% due 07/15/46 (Þ)	2,745	3,253	4.150% due 11/02/42	250	241
Dell, Inc.			Edgewell Personal Care Co.
4.625% due 04/01/21	204	205	4.700% due 05/19/21	462	465
7.100% due 04/15/28	300	318	EI du Pont de Nemours & Co.
Delta Air Lines Pass-Through Trust			3.266% due 05/01/20 (Ê)	895	898
Series 071A Class A			Eli Lilly & Co.
6.821% due 08/10/22	2,463	2,659	3.100% due 05/15/27	260	253
Series 2002-1 Class G-1			Embarq Corp.
6.718% due 01/02/23	277	293	7.995% due 06/01/36	443	419
Deutsche Bank AG			Energy Transfer Operating, LP
2.700% due 07/13/20	1,202	1,177	4.500% due 04/15/24	1,060	1,084
Devon Energy Corp.			4.050% due 03/15/25	2,330	2,302
5.850% due 12/15/25	1,110	1,208	5.250% due 04/15/29	2,920	3,023
4.750% due 05/15/42	20	18	6.050% due 06/01/41	948	965
5.000% due 06/15/45	1,150	1,108	6.250% due 04/15/49	40	43
Devon Financing Co. LLC			Series 10Y
7.875% due 09/30/31	1,100	1,380	4.950% due 06/15/28	90	91
Diageo Investment Corp.			EnLink Midstream Partners, LP
2.875% due 05/11/22	600	599	4.150% due 06/01/25	683	639
Diamond 1 Finance Corp. / Diamond 2			5.050% due 04/01/45	2,440	2,013
Finance Corp			5.450% due 06/01/47	995	856
8.100% due 07/15/36 (Þ)	1,500	1,728	Enterprise Products Operating LLC
Diamond Offshore Drilling, Inc.			4.150% due 10/16/28	590	605
4.875% due 11/01/43	178	109	5.950% due 02/01/41	990	1,132
Diamondback Energy, Inc.			EOG Resources, Inc.
Series WI			2.450% due 04/01/20	680	676
5.375% due 05/31/25	140	144	4.150% due 01/15/26	200	209
Digital Realty Trust, LP
Series WI			EQM Midstream Partners, LP
3.400% due 10/01/20	1,271	1,275	Series 10Y
			5.500% due 07/15/28	2,060	2,082
Discover Bank
Series BKNT			Equifax, Inc.
4.650% due 09/13/28	2,580	2,613	Series 5Y
			3.950% due 06/15/23	2,725	2,742
Discovery Communications LLC
6.350% due 06/01/40	1,486	1,591	ERP Operating, LP
			4.150% due 12/01/28	1,340	1,388
DISH DBS Corp.
Series WI			Evergy, Inc.
5.875% due 11/15/24	735	609	5.292% due 06/15/22 (~)(Ê)	1,825	1,902
7.750% due 07/01/26	50	43	Exelon Generation Co. LLC
			5.600% due 06/15/42	1,143	1,118
Dominion Energy, Inc.
2.579% due 07/01/20	1,282	1,274	Exxon Mobil Corp.
			2.222% due 03/01/21	1,206	1,196
Dominion Resources, Inc.			3.043% due 03/01/26	450	447
7.000% due 06/15/38	150	189
Domtar Corp.			4.114% due 03/01/46	250	262
6.750% due 02/15/44	1,141	1,100	Farmers Exchange Capital III
Dow Chemical Co. (The)			5.454% due 10/15/54 (Ê)(Þ)	975	914
3.500% due 10/01/24	1,073	1,063	FedEx Corp.
DowDuPont, Inc.			4.500% due 02/01/65	1,136	999
4.205% due 11/15/23	1,100	1,139	Fifth Third Bancorp
5.319% due 11/15/38	1,300	1,402	3.650% due 01/25/24	1,875	1,885
			First Data Corp.
Dresdner Funding Trust I			5.375% due 08/15/23 (Þ)	500	510
8.151% due 06/30/31 (Þ)	350	423
Duke Energy Carolinas LLC			First Union Capital II
5.300% due 02/15/40	200	231	Series A

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 187

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.950% due 11/15/29	1,575	1,954	4.750% due 03/01/46	615	638
FirstEnergy Corp.			GlaxoSmithKline Capital, Inc.
Series B			2.800% due 03/18/23	1,217	1,207
4.250% due 03/15/23	700	717	Glencore Funding LLC
3.900% due 07/15/27	770	754	2.875% due 04/16/20 (Þ)	120	119
Series C			3.000% due 10/27/22 (Þ)	230	223
7.375% due 11/15/31	1,900	2,426	4.125% due 05/30/23 (Þ)	280	281
4.850% due 07/15/47	180	183	4.000% due 03/27/27 (Þ)	820	788
Ford Motor Credit Co. LLC			3.875% due 10/27/27 (Þ)	90	85
3.157% due 08/04/20	1,750	1,721	GLP Capital, LP / GLP Financing II, Inc.
3.096% due 05/04/23	1,228	1,111	5.375% due 11/01/23	550	567
Series FXD			5.300% due 01/15/29	1,206	1,219
3.813% due 10/12/21	4,405	4,290	Goldman Sachs Capital I
Fox Corp.			6.345% due 02/15/34	122	144
4.030% due 01/25/24 (Þ)	260	265	Goldman Sachs Capital II
4.709% due 01/25/29 (Þ)	470	491	4.000% due 06/01/43 (Ê)(ƒ)	17	13
5.476% due 01/25/39 (Þ)	110	115	Goldman Sachs Group, Inc. (The)
Freeport-McMoRan, Inc.			5.250% due 07/27/21	1,900	1,993
3.550% due 03/01/22	600	581	3.200% due 02/23/23	350	348
6.875% due 02/15/23	70	73	3.850% due 07/08/24	1,445	1,462
4.550% due 11/14/24	10	10	3.272% due 09/29/25 (Ê)	2,635	2,556
5.400% due 11/14/34	270	239	4.250% due 10/21/25	1,410	1,423
5.450% due 03/15/43	4,978	4,280	3.500% due 11/16/26	590	571
Fresenius Medical Care US Finance II,			4.223% due 05/01/29 (Ê)	2,350	2,360
Inc.			6.750% due 10/01/37	2,541	3,096
5.875% due 01/31/22 (Þ)	1,113	1,163	6.250% due 02/01/41	1,100	1,329
Gap, Inc. (The)			5.150% due 05/22/45	170	174
5.950% due 04/12/21	225	233
GE Capital International Funding Co.			4.750% due 10/21/45	1,000	1,035
Unlimited Co.			Series D
4.418% due 11/15/35	3,885	3,473	6.000% due 06/15/20	2,942	3,058
General Electric Co.			Halliburton Co.
5.300% due 02/11/21	900	922	3.800% due 11/15/25	500	505
2.700% due 10/09/22	1,196	1,146	4.850% due 11/15/35	700	719
4.500% due 03/11/44	800	699	Hanesbrands, Inc.
Series GMTN			4.625% due 05/15/24 (Þ)	40	39
3.100% due 01/09/23	679	662	4.875% due 05/15/26 (Þ)	160	153
6.150% due 08/07/37	583	605	Harris Corp.
6.875% due 01/10/39	1,780	1,971	4.854% due 04/27/35	250	257
Series MTNA			5.054% due 04/27/45	260	277
6.750% due 03/15/32	100	110	HCA, Inc.
General Mills, Inc.			5.250% due 04/15/25	250	264
3.150% due 12/15/21	1,190	1,187	4.500% due 02/15/27	70	71
General Motors Co.			5.625% due 09/01/28	170	176
4.875% due 10/02/23	2,300	2,341	5.500% due 06/15/47	90	94
6.250% due 10/02/43	450	438	Hess Corp.
General Motors Financial Co. , Inc.			6.000% due 01/15/40	975	957
2.450% due 11/06/20	170	167	Hewlett Packard Enterprise Co.
4.375% due 09/25/21	150	151	3.500% due 10/05/21	1,530	1,542
4.200% due 11/06/21	4,665	4,696	Hilton Domestic Operating Co. , Inc.
3.450% due 04/10/22	1,170	1,149	5.125% due 05/01/26 (Þ)	100	101
			Hilton Worldwide Finance LLC / Hilton
4.250% due 05/15/23	100	99	Worldwide Finance Corp.
5.100% due 01/17/24	3,795	3,856	Series WI
Genworth Holdings, Inc.			4.625% due 04/01/25	20	20
7.200% due 02/15/21	490	495	Home Depot, Inc. (The)
Series .			2.625% due 06/01/22	1,088	1,085
4.900% due 08/15/23	180	158	Honeywell International, Inc.
Georgia Power Co.			1.850% due 11/01/21	1,123	1,096
2.850% due 05/15/22	1,120	1,101	HSBC Bank NA
Gilead Sciences, Inc.			Series BKNT
2.550% due 09/01/20	890	885	4.875% due 08/24/20	300	308
3.650% due 03/01/26	170	171	5.875% due 11/01/34	2,025	2,360

See accompanying notes which are an integral part of this quarterly report.

188 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Humana, Inc.			Kinder Morgan Energy Partners, LP
3.150% due 12/01/22	100	98	3.500% due 03/01/21	160	161
3.950% due 03/15/27	330	328	Kinder Morgan, Inc.
4.625% due 12/01/42	150	146	4.300% due 03/01/28	950	958
4.950% due 10/01/44	120	126	5.550% due 06/01/45	425	445
4.800% due 03/15/47	30	30	KKR Group Finance Co. II LLC
IBM Credit LLC			5.500% due 02/01/43 (Þ)	50	52
1.800% due 01/20/21	1,216	1,188	KKR Group Finance Co. III LLC
IFM (US) Colonial Pipeline 2 LLC			5.125% due 06/01/44 (Þ)	1,565	1,566
6.450% due 05/01/21 (Þ)	188	195	Kohl's Corp.
Intel Corp.			5.550% due 07/17/45	2,930	2,724
3.300% due 10/01/21	1,070	1,090	Kraft Heinz Foods Co.
3.700% due 07/29/25	150	155	4.000% due 06/15/23	30	31
Series WI			4.875% due 02/15/25 (Þ)	2,274	2,320
3.734% due 12/08/47	108	104	6.875% due 01/26/39	1,200	1,362
Intercontinental Exchange, Inc.			5.000% due 06/04/42	80	74
4.250% due 09/21/48	680	688	Series WI
International Business Machines Corp.			3.500% due 07/15/22	170	170
2.500% due 01/27/22	1,150	1,133	3.950% due 07/15/25 (Þ)	10	10
International Lease Finance Corp.			3.000% due 06/01/26	380	352
5.875% due 08/15/22	1,370	1,436	5.000% due 07/15/35	1,487	1,427
International Paper Co.			5.200% due 07/15/45	150	142
8.700% due 06/15/38	1,165	1,570	Kroger Co. (The)
5.150% due 05/15/46	1,318	1,288	5.150% due 08/01/43	150	143
Jackson National Life Global Funding			L Brands, Inc.
3.065% due 04/27/20 (Ê)(Þ)	15,400	15,376	6.950% due 03/01/33	249	200
Series 144a			Lamb Weston Holdings, Inc.
2.600% due 12/09/20 (Þ)	1,340	1,324	4.875% due 11/01/26 (Þ)	350	347
JC Penney Corp. , Inc.			Land O' Lakes, Inc.
7.400% due 04/01/37	525	192	6.000% due 11/15/22 (Þ)	1,735	1,776
Jefferies Group LLC			Lennar Corp.
6.500% due 01/20/43	1,223	1,192	4.500% due 04/30/24	220	216
Jefferies Group LLC / Jefferies Group			4.750% due 05/30/25	50	49
Capital Finance, Inc.			Series WI
4.150% due 01/23/30	1,309	1,148	5.000% due 06/15/27	30	28
John Deere Capital Corp.			4.750% due 11/29/27	700	663
2.375% due 07/14/20	1,192	1,186	Leucadia National Corp.
Series DMTN			5.500% due 10/18/23	1,211	1,266
2.350% due 01/08/21	965	955	Limited. Brands, Inc.
Johnson & Johnson			7.600% due 07/15/37	175	137
2.250% due 03/03/22	2,200	2,165	Lockheed Martin Corp.
2.050% due 03/01/23	796	773	4.500% due 05/15/36	100	105
3.625% due 03/03/37	350	350	Series 10YR
JPMorgan Chase & Co.			3.550% due 01/15/26	600	610
2.750% due 06/23/20	2,055	2,050	Lowe's Cos. , Inc.
4.400% due 07/22/20	1,206	1,231	3.800% due 11/15/21	1,266	1,285
2.550% due 03/01/21	3,500	3,477	LyondellBasell Industries NV
3.317% due 03/09/21 (Ê)	10,410	10,425	5.750% due 04/15/24	967	1,045
4.350% due 08/15/21	900	927	Marathon Petroleum Corp.
3.875% due 09/10/24	2,951	2,993	5.000% due 09/15/54	1,365	1,257
4.023% due 12/05/24 (Ê)	1,130	1,159	Marvell Technology Group, Ltd.
4.125% due 12/15/26	1,600	1,628	4.200% due 06/22/23	1,250	1,248
4.250% due 10/01/27	210	213	Masco Corp.
4.203% due 07/23/29 (Ê)	1,435	1,471	4.375% due 04/01/26	1,038	1,038
4.452% due 12/05/29 (Ê)	1,140	1,192	MassMutual Global Funding II
6.400% due 05/15/38	458	576	1.950% due 09/22/20 (Þ)	5,645	5,550
4.950% due 06/01/45	700	751	Mattel, Inc.
Keurig Dr Pepper, Inc.			2.350% due 08/15/21	500	464
4.057% due 05/25/23 (Þ)	2,240	2,263	McDonald's Corp.
KeyBank NA			2.750% due 12/09/20	1,036	1,037
Series BKNT			3.700% due 01/30/26	400	403
3.300% due 02/01/22	860	864	3.500% due 03/01/27	240	238

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 189

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MDC Holdings, Inc.			NBCUniversal Media LLC
6.000% due 01/15/43	72	60	4.375% due 04/01/21	2,153	2,216
Medtronic, Inc.			5.950% due 04/01/41	110	131
Series WI			NCL Corp. , Ltd.
3.500% due 03/15/25	1,000	1,020	4.750% due 12/15/21 (Þ)	170	171
Merck & Co. , Inc.			Nevada Power Co.
2.750% due 02/10/25	300	295	5.450% due 05/15/41	1,148	1,275
Mercury General Corp.			New Albertsons, LP
4.400% due 03/15/27	770	754	7.450% due 08/01/29	140	123
MetLife, Inc.			Series MTNC
6.400% due 12/15/36	670	717	6.625% due 06/01/28	400	318
Metropolitan Life Global Funding I			New Cingular Wireless Services, Inc.
2.500% due 12/03/20 (Þ)	2,000	1,982	8.750% due 03/01/31	953	1,246
3.034% due 01/08/21 (Ê)(Þ)	9,400	9,379	Newell Brands, Inc.
MGM Growth Properties LLC / MGM			3.850% due 04/01/23	400	394
Finance Co.			4.200% due 04/01/26	220	211
Series WI			Series WI
5.625% due 05/01/24	60	62	5.000% due 11/15/23	2,744	2,785
Microsoft Corp.			Newmark Group, Inc.
2.875% due 02/06/24	2,011	2,021	6.125% due 11/15/23 (Þ)	1,610	1,607
2.700% due 02/12/25	240	238	NextEra Energy Capital Holdings, Inc.
2.400% due 08/08/26	1,350	1,288	3.625% due 06/15/23	1,190	1,177
3.300% due 02/06/27	1,200	1,214	NGPL PipeCo LLC
3.450% due 08/08/36	20	20	4.375% due 08/15/22 (Þ)	900	908
3.750% due 02/12/45	1,000	998	7.768% due 12/15/37 (Þ)	227	271
MidAmerican Energy Co.			Noble Energy, Inc.
3.500% due 10/15/24	2,571	2,621	3.850% due 01/15/28	390	370
Mondelez International, Inc.			5.250% due 11/15/43	100	95
3.625% due 05/07/23	1,197	1,212	4.950% due 08/15/47	190	177
Morgan Stanley			Noble Holding International, Ltd.
4.179% due 10/24/23 (Ê)	1,340	1,357	7.950% due 04/01/25	240	194
3.737% due 04/24/24 (Ê)	1,000	1,012	Norfolk Southern Corp.
Series GMTN			2.400% due 05/17/22	1,223	1,204
3.750% due 02/25/23	1,315	1,337	Northern Natural Gas Co.
3.772% due 01/24/29 (Ê)	330	327	4.300% due 01/15/49 (Þ)	1,322	1,289
4.431% due 01/23/30 (Ê)	2,450	2,544	Northrop Grumman Corp.
MPLX, LP			2.930% due 01/15/25	1,521	1,479
4.000% due 03/15/28	110	106	Series F0TZ
4.800% due 02/15/29	1,570	1,605	3.250% due 01/15/28	1,130	1,094
4.500% due 04/15/38	2,270	2,111	Northwest Airlines Pass-Through Trust
4.700% due 04/15/48	770	698	Series 07-1
5.500% due 02/15/49	845	860	7.027% due 05/01/21	1,668	1,709
Series 0006			NuStar Logistics, LP
5.200% due 03/01/47	215	211	4.800% due 09/01/20	350	351
Series WI			NVR, Inc.
4.500% due 07/15/23	710	732	3.950% due 09/15/22	950	948
4.875% due 06/01/25	350	364	Occidental Petroleum Corp.
MPT Operating Partnership, LP / MPT			3.125% due 02/15/22	200	201
Finance Corp.			3.400% due 04/15/26	350	351
5.500% due 05/01/24	745	760	3.000% due 02/15/27	370	360
Murphy Oil Corp.			4.625% due 06/15/45	200	211
5.875% due 12/01/42	130	108	4.400% due 04/15/46	150	155
Mutual of Omaha Insurance Co.			4.100% due 02/15/47	1,080	1,052
4.297% due 07/15/54 (Ê)(Þ)	1,125	1,142	4.200% due 03/15/48	50	50
Mylan NV			Oceaneering International, Inc.
Series WI			4.650% due 11/15/24	422	359
3.950% due 06/15/26	2,030	1,919	Oracle Corp.
National Oilwell Varco, Inc.			2.625% due 02/15/23	1,219	1,206
2.600% due 12/01/22	1,650	1,581	Owens & Minor, Inc.
Navient Corp.			4.375% due 12/15/24	406	313
Series MTN			Pacific Gas & Electric Co.
8.000% due 03/25/20	1,031	1,074	3.500% due 10/01/20 (~)(Ø)	240	202
5.625% due 08/01/33	113	86

See accompanying notes which are an integral part of this quarterly report.

190 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.050% due 03/01/34 (Ø)	1,456	1,267	4.500% due 10/19/20 (Þ)	1,238	1,254
5.800% due 03/01/37 (~)(Ø)	320	274	Reynolds American, Inc.
Pacific Life Insurance Co.			6.875% due 05/01/20	740	771
4.300% due 10/24/67 (Ê)(Þ)	610	531	3.250% due 06/12/20	250	250
PacifiCorp			4.450% due 06/12/25	1,120	1,128
6.000% due 01/15/39	970	1,183	8.125% due 05/01/40	2,055	2,369
Pactiv LLC			5.850% due 08/15/45	310	300
8.375% due 04/15/27	125	124	Reynolds Group Issuer, Inc. / Reynolds
PepsiCo, Inc.			Group Issuer LLC
2.750% due 03/01/23	1,280	1,279	5.750% due 10/15/20	339	340
Pfizer, Inc.			6.875% due 02/15/21	128	129
1.950% due 06/03/21	2,000	1,969	Rite Aid Corp.
Philip Morris International, Inc.			7.700% due 02/15/27	200	137
2.000% due 02/21/20	6,285	6,230	Roche Holdings, Inc.
2.500% due 08/22/22	600	584	2.875% due 09/29/21 (Þ)	1,273	1,276
2.500% due 11/02/22	220	213	Rohm & Haas Co.
6.375% due 05/16/38	1,710	2,037	7.850% due 07/15/29	966	1,217
4.500% due 03/20/42	220	210	Roper Technologies, Inc.
Series NCD			2.800% due 12/15/21	840	828
2.375% due 08/17/22	2,270	2,217	Rowan Cos. , Inc.
Phillips 66			4.750% due 01/15/24	420	336
5.875% due 05/01/42	1,022	1,164	7.375% due 06/15/25	110	95
PNC Bank NA			Ryder System, Inc.
Series BKNT			3.500% due 06/01/21	810	812
2.500% due 01/22/21	1,197	1,186	Sabine Pass Liquefaction LLC
Precision Castparts Corp.			Series WI
2.500% due 01/15/23	1,112	1,084	5.750% due 05/15/24	1,800	1,936
Prime Security Services Borrower LLC /			5.000% due 03/15/27	940	972
Prime Finance, Inc.			Safeway, Inc.
9.250% due 05/15/23 (Þ)	268	283	7.250% due 02/01/31	220	197
Procter & Gamble Co. (The)			Salesforce. com, Inc.
1.700% due 11/03/21	1,121	1,092	3.250% due 04/11/23	390	396
Progress Energy, Inc.			3.700% due 04/11/28	130	133
4.400% due 01/15/21	200	204	Santander Holdings USA, Inc.
7.750% due 03/01/31	956	1,274	4.450% due 12/03/21	1,550	1,576
Protective Life Global Funding			4.500% due 07/17/25	100	102
2.700% due 11/25/20 (Þ)	1,100	1,091	SCANA Corp.
Prudential Financial, Inc.			4.750% due 05/15/21	410	416
5.700% due 09/15/48 (Ê)	995	956	Schlumberger Holdings Corp.
PSEG Power LLC			4.000% due 12/21/25 (Þ)	300	305
8.625% due 04/15/31	896	1,177	Sealed Air Corp.
Public Service Electric & Gas Co.			6.875% due 07/15/33 (Þ)	261	264
3.250% due 09/01/23	800	809	Select Income REIT
3.700% due 05/01/28	770	782	4.250% due 05/15/24	1,260	1,193
PulteGroup, Inc.			Sempra Energy
6.000% due 02/15/35	263	231	3.550% due 06/15/24	1,250	1,221
QUALCOMM, Inc.			Sherwin-Williams Co. (The)
Series 000A			2.250% due 05/15/20	1,770	1,751
2.600% due 01/30/23	1,560	1,521	Series WI
QVC, Inc.			3.950% due 01/15/26	1,303	1,270
4.375% due 03/15/23	1,690	1,697	Sierra Pacific Power Co.
Qwest Capital Funding, Inc.			Series WI
7.750% due 02/15/31	300	253	2.600% due 05/01/26	1,246	1,177
Qwest Corp.			South Carolina Electric & Gas Co.
6.875% due 09/15/33	751	708	3.500% due 08/15/21	1,070	1,078
Range Resources Corp.			4.600% due 06/15/43	400	417
5.000% due 03/15/23	300	285	Southern Natural Gas Co. LLC /
Series WI			Southern Natural Issuing Corp.
4.875% due 05/15/25	40	36	4.400% due 06/15/21	940	961
Regency Energy Partners, LP / Regency			Southern Power Co.
Energy Finance Corp.			5.150% due 09/15/41	1,250	1,232
5.875% due 03/01/22	400	423	Southwest Airlines Co.
Reliance Holding USA, Inc.			2.650% due 11/05/20	580	577

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 191

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 11/16/22	390	380	Unilever Capital Corp.
Sprint Capital Corp.			1.375% due 07/28/21	1,082	1,043
8.750% due 03/15/32	1,559	1,711	3.000% due 03/07/22	2,500	2,503
Sprint Spectrum Co. LLC / Sprint			Union Pacific Corp.
Spectrum Co. II LLC / Sprint			3.200% due 06/08/21	1,170	1,181
Spectrum Co. III LLC			3.750% due 07/15/25	280	287
3.360% due 09/20/21 (Þ)	1,114	1,108	3.950% due 09/10/28	890	912
4.738% due 03/20/25 (Þ)	4,070	4,058	4.500% due 09/10/48	730	744
Starbucks Corp.			Union Pacific Railroad Co. Pass-Through
2.200% due 11/22/20	1,050	1,039	Trust
Sunoco Logistics Partners Operations,			Series 06-1
LP			5.866% due 07/02/30	599	659
5.400% due 10/01/47	850	804	United Airlines Pass-Through Trust
SunTrust Bank			Series B
Series BKNT			3.650% due 01/07/26	1,742	1,653
4.050% due 11/03/25	945	970	4.600% due 03/01/26	1,035	1,035
Symantec Corp.			United Parcel Service, Inc.
3.950% due 06/15/22	492	485	2.500% due 04/01/23	190	187
Sysco Corp.			2.800% due 11/15/24	1,065	1,052
2.500% due 07/15/21	1,099	1,078	3.050% due 11/15/27	130	127
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.			United Rentals NA, Inc.
4.250% due 11/15/23	120	116	5.750% due 11/15/24	380	390
5.875% due 04/15/26 (Þ)	90	91	6.500% due 12/15/26	110	114
5.375% due 02/01/27	40	39	4.875% due 01/15/28	100	95
6.500% due 07/15/27 (Þ)	130	134	United Technologies Corp.
			1.950% due 11/01/21	1,125	1,091
6.875% due 01/15/29 (Þ)	160	166
Teachers Insurance & Annuity			3.100% due 06/01/22	1,000	997
Association of America			3.650% due 08/16/23	710	720
4.900% due 09/15/44 (Þ)	400	429	4.125% due 11/16/28	390	400
4.375% due 09/15/54 (Ê)(Þ)	200	203	4.500% due 06/01/42	200	201
Tenet Healthcare Corp.			UnitedHealth Group, Inc.
6.875% due 11/15/31	324	287	2.700% due 07/15/20	1,543	1,543
Tennessee Gas Pipeline Co. LLC			3.875% due 10/15/20	100	101
8.375% due 06/15/32	1,515	1,912	2.875% due 12/15/21	240	240
Thermo Fisher Scientific, Inc.			3.875% due 12/15/28	130	135
2.950% due 09/19/26	1,329	1,259	5.700% due 10/15/40	400	483
Time Warner Cable LLC			Universal Health Services, Inc.
4.125% due 02/15/21	1,000	1,008	4.750% due 08/01/22 (Þ)	1,164	1,180
7.300% due 07/01/38	1,430	1,592	Univision Communications, Inc.
5.875% due 11/15/40	540	534	5.125% due 02/15/25 (Þ)	380	346
Time Warner Entertainment Co. , LP			US Airways Pass-Through Trust
8.375% due 03/15/23	1,057	1,222	Series 2012-1 Class A
Time Warner, Inc.			5.900% due 10/01/24	2,059	2,186
4.750% due 03/29/21	1,990	2,054	Series A Class A
3.800% due 02/15/27	330	323	7.125% due 10/22/23	1,902	2,079
TJX Cos. , Inc. (The)			US Bank NA
2.750% due 06/15/21	1,043	1,037	Series BKNT
2.250% due 09/15/26	90	83	3.150% due 04/26/21	7,690	7,729
			Valeant Pharmaceuticals International,
Toll Brothers Finance Corp.
4.375% due 04/15/23	160	157	Inc.
			5.625% due 12/01/21 (Þ)	117	117
Toyota Motor Credit Corp.			9.000% due 12/15/25 (Þ)	260	276
Series GMTN			Valeant Pharmaceuticals International,
2.800% due 07/13/22	1,095	1,090	Inc. Term Loan B
Transcontinental Gas Pipe Line Co. LLC			5.513% due 05/17/25 (~)(Ê)	290	287
Series WI			Valero Energy Corp.
7.850% due 02/01/26	830	1,013	10.500% due 03/15/39	800	1,223
Transocean, Inc.			Validus Holdings, Ltd.
6.800% due 03/15/38	179	135	8.875% due 01/26/40	2,478	3,627
Tyson Foods, Inc.			Valmont Industries, Inc.
3.950% due 08/15/24	1,021	1,030	5.250% due 10/01/54	1,424	1,279
Under Armour, Inc.			Verizon Communications, Inc.
3.250% due 06/15/26	272	239	3.500% due 11/01/24	1,535	1,550

See accompanying notes which are an integral part of this quarterly report.

192 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.625% due 08/15/26	150	140	4.300% due 07/22/27	1,760	1,797
7.750% due 12/01/30	3,480	4,506	4.900% due 11/17/45	1,700	1,775
4.500% due 08/10/33	720	734	Western Gas Partners, LP
5.250% due 03/16/37	890	961	4.650% due 07/01/26	240	237
5.500% due 03/16/47	50	56	Westvaco Corp.
Series WI			8.200% due 01/15/30	799	1,021
2.946% due 03/15/22	1,202	1,199	Whiting Petroleum Corp.
3.376% due 02/15/25	961	960	Series WI
4.329% due 09/21/28	576	596	6.625% due 01/15/26	70	69
4.672% due 03/15/55	1,480	1,434	Williams Cos. , Inc. (The)
Viacom, Inc.			5.250% due 03/15/20	190	194
3.875% due 04/01/24	150	148	3.600% due 03/15/22	1,000	1,003
6.250% due 02/28/57 (Ê)	3,095	2,984	4.550% due 06/24/24	945	977
Virgin Media Bristol LLC 1st Lien Term			7.750% due 06/15/31	300	363
Loan K			5.800% due 11/15/43	890	951
5.009% due 01/15/26 (~)(Ê)	81	79	Series A
Virginia Electric & Power Co.			7.500% due 01/15/31	130	158
Series B			Wyndham Destinations, Inc.
2.950% due 11/15/26	2,040	1,954	5.625% due 03/01/21	657	670
Series C			Xerox Corp.
4.000% due 11/15/46	975	944	3.625% due 03/15/23	472	450
Visa, Inc.			Yum! Brands, Inc.
2.200% due 12/14/20	1,196	1,188	3.875% due 11/01/23	604	587
3.150% due 12/14/25	600	604	ZF NA Capital, Inc.
4.300% due 12/14/45	1,460	1,573	4.750% due 04/29/25 (Þ)	620	598
VOC Escrow, Ltd.					806,681
5.000% due 02/15/28 (Þ)	310	302	International Debt - 8.1%
Wachovia Capital Trust II			1011778 B. C. Unlimited Liability Co. /
3.287% due 01/15/27 (Ê)	1,465	1,309	New Red Finance, Inc.
Walgreens Boots Alliance, Inc.			5.000% due 10/15/25 (Þ)	240	232
3.450% due 06/01/26	1,720	1,655	1011778 B. C. Unlimited Liability Co.
Walmart, Inc.			1st Lien Term Loan B
1.900% due 12/15/20	1,203	1,187	4.749% due 02/17/24 (~)(Ê)	189	186
3.054% due 06/23/21 (Ê)	1,025	1,027	ABN AMRO Bank NV
3.700% due 06/26/28	810	836	4.750% due 07/28/25 (Þ)	400	407
Walt Disney Co. (The)			Abu Dhabi Government International
2.941% due 06/05/20 (Ê)	2,500	2,500	Bond
			Series C
2.750% due 08/16/21	1,083	1,083	2.500% due 10/11/22 (Þ)	830	813
Warner Media LLC			Actavis Funding SCS
3.875% due 01/15/26	1,248	1,231	3.450% due 03/15/22	1,350	1,347
Washington Prime Group, LP			3.800% due 03/15/25	1,100	1,096
5.950% due 08/15/24	1,141	1,038	4.550% due 03/15/35	50	48
Waste Management, Inc.
3.500% due 05/15/24	1,200	1,210	4.750% due 03/15/45	41	40
WEA Finance LLC / Westfield UK &			AerCap Ireland Capital DAC / AerCap
Europe Finance PLC			Global Aviation Trust
3.250% due 10/05/20 (Þ)	1,025	1,024	3.300% due 01/23/23	1,750	1,681
Wells Fargo & Co.			3.650% due 07/21/27	1,252	1,126
3.776% due 12/07/20 (Ê)	2,070	2,093	Series WI
2.500% due 03/04/21	1,000	990	5.000% due 10/01/21	884	906
4.600% due 04/01/21	1,500	1,548	Alcoa Nederland Holding BV
			7.000% due 09/30/26 (Þ)	300	317
3.069% due 01/24/23	945	939	6.125% due 05/15/28 (Þ)	250	253
3.974% due 10/31/23 (Ê)	8,980	9,073
3.750% due 01/24/24	2,905	2,955	Alibaba Group Holding, Ltd.
			2.800% due 06/06/23	1,440	1,401
3.000% due 04/22/26	1,000	960	Series WI
3.000% due 10/23/26	1,670	1,597	3.125% due 11/28/21	1,075	1,072
4.150% due 01/24/29	2,640	2,710	Alimentation Couche-Tard, Inc.
5.375% due 11/02/43	200	221	3.550% due 07/26/27 (Þ)	1,287	1,225
4.400% due 06/14/46	160	156	ALROSA Finance SA
4.750% due 12/07/46	2,040	2,088	7.750% due 11/03/20 (Þ)	1,197	1,262
Series GMTN			Ambac LSNI LLC
2.600% due 07/22/20	2,045	2,037	7.803% due 02/12/23 (Ê)(Þ)	18,013	18,147

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 193

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
America Movil SAB de CV			2.539% due 10/22/30 (Ê)(Þ)	2,380	2,376
5.000% due 03/30/20	1,051	1,070	BNP Paribas SA
3.125% due 07/16/22	1,480	1,464	3.375% due 01/09/25 (Þ)	220	212
Anglo American Capital PLC			4.705% due 01/10/25 (Ê)(Þ)	1,480	1,511
3.750% due 04/10/22 (Þ)	380	377	4.625% due 03/13/27 (Þ)	450	444
3.625% due 09/11/24 (Þ)	550	532	4.400% due 08/14/28 (Þ)	1,490	1,489
4.750% due 04/10/27 (Þ)	250	249	4.375% due 03/01/33 (Ê)(Þ)	240	228
ArcelorMittal			Series 144a
6.250% due 02/25/22	360	382	5.198% due 01/10/30 (Ê)(Þ)	720	750
Argentine Republic Government			Bombardier, Inc.
International Bond			7.450% due 05/01/34 (Þ)	200	180
5.625% due 01/26/22	2,160	1,958	BP Capital Markets PLC
6.875% due 01/11/48	720	552	3.245% due 05/06/22	1,092	1,099
Series WI			Braskem Netherlands Finance BV
7.500% due 04/22/26	290	257	3.500% due 01/10/23 (Þ)	2,170	2,101
AstraZeneca PLC			4.500% due 01/10/28 (Þ)	1,365	1,329
2.375% due 11/16/20	2,535	2,506	Brazil Government International Bond
Athene Holding, Ltd.			4.625% due 01/13/28	2,960	2,947
4.125% due 01/12/28	1,455	1,359	5.625% due 01/07/41	2,360	2,380
Australia & New Zealand Banking			5.000% due 01/27/45	2,240	2,063
Group, Ltd.
3.140% due 08/19/20 (Ê)(Þ)	270	271	British Telecommunications PLC
Bacardi, Ltd.			9.625% due 12/15/30	200	279
5.300% due 05/15/48 (Þ)	1,180	1,067	Brookfield Finance LLC
			4.000% due 04/01/24	1,082	1,076
Banco de Bogota SA			Brookfield Finance, Inc.
Series EMTQ
4.375% due 08/03/27 (Þ)	1,108	1,060	4.250% due 06/02/26	1,315	1,299
Banco de Credito del Peru			Canadian Imperial Bank of Commerce
5.375% due 09/16/20 (Þ)	1,110	1,146	Series BKNT
			2.100% due 10/05/20	1,098	1,082
Banco Internacional del Peru SAA			3.500% due 09/13/23	2,729	2,769
5.750% due 10/07/20 (Þ)	1,107	1,146
Banco Santander SA			Canadian Oil Sands, Ltd.
3.848% due 04/12/23	600	598	4.500% due 04/01/22 (Þ)	1,110	1,110
3.917% due 04/12/23 (Ê)	200	197	Cedar Funding VI CLO, Ltd.
			Series 2018-6A Class AR
4.379% due 04/12/28	1,200	1,178	3.851% due 10/20/28 (Ê)(Þ)	6,785	6,752
Bancolombia SA			Celulosa Arauco y Constitucion SA
5.950% due 06/03/21	2,923	3,054	Series WI
Bangkok Bank Public Co. , Ltd.			5.500% due 11/02/47	1,297	1,245
4.800% due 10/18/20 (Þ)	1,009	1,031	Cencosud SA
Banistmo SA			4.375% due 07/17/27 (Þ)	1,411	1,285
Series MTQ0			Cenovus Energy, Inc.
3.650% due 09/19/22 (Þ)	1,292	1,258	6.750% due 11/15/39	540	570
Bank of Montreal			Series WI
3.803% due 12/15/32 (Ê)	120	115	4.250% due 04/15/27	2,250	2,155
Bank of Nova Scotia (The)			CK Hutchison International (17) (II),
Series BKNT			Ltd.
3.125% due 04/20/21	1,250	1,256	Series 0001
Banque Federative du Credit Mutuel SA			2.250% due 09/29/20 (Þ)	1,103	1,086
2.200% due 07/20/20 (Þ)	240	237	CNOOC Finance Australia Pty, Ltd.
Barclays Bank PLC			2.625% due 05/05/20	1,096	1,087
6.278% due 12/29/49 (Ê)(ƒ)	215	207	Colombia Government International
Barclays PLC			Bond
4.338% due 05/16/24 (Ê)	2,260	2,236	5.625% due 02/26/44	1,220	1,328
4.972% due 05/16/29 (Ê)	2,550	2,560	5.200% due 05/15/49	2,050	2,118
4.950% due 01/10/47	1,140	1,098	Commonwealth Bank of Australia
BAT International Finance PLC			3.900% due 07/12/47 (Þ)	340	323
2.750% due 06/15/20 (Þ)	1,045	1,037	Cooperatieve Rabobank UA
BHP Billiton Finance USA, Ltd.			4.625% due 12/01/23	900	923
2.875% due 02/24/22 (Þ)	49	49	4.375% due 08/04/25	2,850	2,888
5.000% due 09/30/43	300	344	11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	411
6.750% due 10/19/75 (Ê)(Þ)	1,600	1,744	Credit Agricole SA
Bluemountain CLO, Ltd.			8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	615
Series 2017-2A Class A1R			Credit Suisse Group AG

See accompanying notes which are an integral part of this quarterly report.

194 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.869% due 01/12/29 (Ê)(Þ)	620	592	2.342% due 11/15/20	1,295	1,264
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	2,865	2,833	GlaxoSmithKline Capital PLC
Credit Suisse Group Funding Guernsey,			2.850% due 05/08/22	1,611	1,602
Ltd.			Greenwood Park CLO, Ltd.
Series WI			Series 2018-1A Class A2
4.875% due 05/15/45	750	762	3.797% due 04/15/31 (Ê)(Þ)	3,133	3,095
DAE Funding LLC			HSBC Bank PLC
5.750% due 11/15/23 (Þ)	260	263	7.650% due 05/01/25	2,460	2,905
Danone SA			HSBC Holdings PLC
2.077% due 11/02/21 (Þ)	750	725	3.400% due 03/08/21	2,000	2,012
2.589% due 11/02/23 (Þ)	1,120	1,077	4.250% due 08/18/25	670	676
Danske Bank A/S			3.900% due 05/25/26	1,160	1,155
5.000% due 01/12/22 (Þ)	450	456	4.583% due 06/19/29 (Ê)	1,380	1,411
5.375% due 01/12/24 (Þ)	490	496	6.250% due 12/31/99 (Ê)(ƒ)	710	706
Deutsche Bank AG			6.500% due 12/31/99 (Ê)(ƒ)	710	692
4.500% due 04/01/25	693	639	Indonesia Government International
Deutsche Telekom International Finance			Bond
BV			3.500% due 01/11/28	440	418
1.950% due 09/19/21 (Þ)	1,081	1,043	5.125% due 01/15/45 (Þ)	410	425
2.820% due 01/19/22 (Þ)	160	157	5.250% due 01/08/47 (Þ)	200	211
DP World, Ltd.			4.350% due 01/11/48	490	467
5.625% due 09/25/48 (Þ)	780	772	Series DmtN
Dryden 37 Senior Loan Fund			3.850% due 07/18/27 (Þ)	200	195
Series 2017-37A Class AR			Series REGS
3.439% due 01/15/31 (Ê)(Þ)	8,387	8,332	3.750% due 04/25/22	1,380	1,386
Dryden XXVIII Senior Loan Fund			5.125% due 01/15/45	400	415
Series 2017-28A Class A1LR
3.816% due 08/15/30 (Ê)(Þ)	3,028	3,027	ING Bank NV
			5.800% due 09/25/23 (Þ)	4,415	4,675
ECAF, Ltd.
Series 2015-1A Class A1			ING Groep NV
3.473% due 06/15/40 (Þ)	1,948	1,931	4.625% due 01/06/26 (Þ)	1,775	1,824
			Intesa Sanpaolo SpA
Ecopetrol SA			3.125% due 07/14/22 (Þ)	500	470
5.875% due 05/28/45	910	897
Ecuador Government International Bond			3.375% due 01/12/23 (Þ)	280	261
7.875% due 01/23/28 (Þ)	500	443	5.017% due 06/26/24 (Þ)	1,840	1,689
Egypt Government International Bond			5.710% due 01/15/26 (Þ)	400	373
5.577% due 02/21/23 (Þ)	550	533	3.875% due 07/14/27 (Þ)	1,120	971
Electricite de France SA			3.875% due 01/12/28 (Þ)	1,688	1,452
6.000% due 01/22/14 (Þ)	1,180	1,135	4.375% due 01/12/48 (Þ)	600	462
Empresa Electrica Angamos SA			Inversiones CMPC SA
4.875% due 05/25/29 (Þ)	1,275	1,255	4.500% due 04/25/22 (Þ)	1,128	1,140
Enbridge, Inc.			JBS Investments GmbH
3.700% due 07/15/27	1,068	1,050	6.250% due 02/05/23 (Þ)	2,420	2,432
5.500% due 07/15/77 (Ê)	300	273	KazMunajGaz
Enel Finance International NV			6.375% due 10/24/48 (Þ)	250	267
4.625% due 09/14/25 (Þ)	3,005	2,968	Kenya Government International Bond
Series 658A			7.250% due 02/28/28 (Þ)	250	244
3.500% due 04/06/28 (Þ)	1,321	1,165	Series REGS
Eni SpA			6.875% due 06/24/24	420	419
Series X-R			Korea Southern Power Co. , Ltd.
4.000% due 09/12/23 (Þ)	2,930	2,956	3.000% due 01/29/21 (Þ)	1,029	1,025
Ensco PLC			Kuwait Government International Bond
4.500% due 10/01/24	137	101	3.500% due 03/20/27 (Þ)	1,050	1,052
5.750% due 10/01/44	151	99	LCM XXII, Ltd.
Equate Petrochemical BV			Series 2016-22A Class A1
4.250% due 11/03/26 (Þ)	460	458	2.636% due 10/20/28 (Ê)(Þ)	7,523	7,539
Experian Finance PLC			LCM XXV, Ltd.
4.250% due 02/01/29 (Þ)	180	182	Series 2017-25A Class A
Four Seasons Hotels, Ltd. 1st Lien Term			2.524% due 07/20/30 (Ê)(Þ)	5,278	5,267
Loan B			Lloyds Banking Group PLC
4.499% due 06/27/20 (Ê)	204	201	4.500% due 11/04/24	600	589
GE Capital International Funding Co.			4.375% due 03/22/28	200	199
Unlimited Co			4.550% due 08/16/28	200	201
Series WI

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 195

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.574% due 11/07/28 (Ê)(Þ)	200	186	5.625% due 11/18/50	660	805
Series 144a			Petrobras Global Finance BV
6.657% due 12/31/49 (Ê)(ƒ)(Þ)	254	249	6.250% due 03/17/24	130	137
Lloyds TSB Bank PLC			7.375% due 01/17/27	70	76
6.500% due 09/14/20 (Þ)	1,175	1,225	Series WI
Lukoil International Finance BV			5.299% due 01/27/25	4,865	4,882
6.125% due 11/09/20 (Þ)	2,070	2,138	Petroleos Mexicanos
4.563% due 04/24/23 (Þ)	1,025	1,025	3.500% due 01/30/23	570	522
LYB International Finance BV			Series WI
4.000% due 07/15/23	1,033	1,044	4.625% due 09/21/23	1,875	1,774
Madison Park Funding XXVI, Ltd.			6.875% due 08/04/26	780	770
Series 2017-26A Class AR			6.750% due 09/21/47	415	362
3.952% due 07/29/30 (Ê)(Þ)	4,180	4,176	Poland Government International Bond
Madison Park Funding, Ltd.			5.125% due 04/21/21	1,800	1,884
Series 2018-27A Class A1A			Provincia de Buenos Aires
3.499% due 04/20/30 (Ê)(Þ)	3,075	3,037	6.500% due 02/15/23 (Þ)	450	389
Marks And Spencer PLC			7.875% due 06/15/27 (Þ)	400	328
7.125% due 12/01/37 (Þ)	1,060	1,125	Reckitt Benckiser Treasury Services PLC
Medtronic Global Holdings SCA			3.384% due 06/24/22 (Ê)(Þ)	1,500	1,480
3.350% due 04/01/27	560	558	Royal Bank of Canada
Mexico Generadora de Energia S de rl			2.150% due 10/26/20	350	346
5.500% due 12/06/32 (Þ)	1,153	1,125	Series GMTN
Mexico Government International Bond			3.200% due 04/30/21	400	403
4.350% due 01/15/47	2,870	2,554	Royal Bank of Scotland Group PLC
Mitsubishi UFJ Financial Group, Inc.			6.125% due 12/15/22	500	526
2.998% due 02/22/22	310	307	3.875% due 09/12/23	2,975	2,921
Myriad International Holdings BV			5.125% due 05/28/24	1,500	1,507
6.000% due 07/18/20 (Þ)	1,332	1,370	4.519% due 06/25/24 (Ê)	200	200
4.850% due 07/06/27 (Þ)	750	746	7.648% due 09/30/49 (Ê)(ƒ)	350	426
National Bank of Canada			Sands China Ltd.
Series 575			Series WI
2.150% due 06/12/20	1,058	1,044	4.600% due 08/08/23	1,537	1,543
New Gold, Inc.			5.125% due 08/08/25	420	422
6.250% due 11/15/22 (Þ)	1,155	1,065	Sanofi
Nigeria Government International Bond			4.000% due 03/29/21	1,254	1,281
6.500% due 11/28/27 (Þ)	300	287	Santander PLC
7.143% due 02/23/30 (Þ)	320	307	2.375% due 03/16/20	210	209
Noble Holding International, Ltd.			Santander UK Group Holdings PLC
5.250% due 03/15/42	150	90	5.625% due 09/15/45 (Þ)	1,152	1,152
8.950% due 04/01/45	146	115	Schlumberger Norge AS
Nokia OYJ			Series 144a
3.375% due 06/12/22	1,165	1,146	4.200% due 01/15/21 (Þ)	500	509
6.625% due 05/15/39	2,017	2,098	Shackleton CLO, Ltd.
Nordea Bank AB			Series 2016-9A Class A
4.875% due 05/13/21 (Þ)	600	614	2.863% due 10/20/28 (Ê)(Þ)	3,181	3,183
NOVA Chemicals Corp.			Series 2018-4RA Class A1A
5.250% due 06/01/27 (Þ)	1,030	940	3.797% due 04/13/31 (Ê)(Þ)	5,390	5,294
Numericable Group SA Term Loan B12			Shell International Finance BV
6.196% due 01/05/26 (Ê)	527	492	4.375% due 03/25/20	100	102
NXP BV / NXP Funding LLC			2.250% due 11/10/20	1,300	1,291
4.625% due 06/15/22 (Þ)	1,615	1,643	2.875% due 05/10/26	220	215
OCP SA			4.375% due 05/11/45	550	584
4.500% due 10/22/25 (Þ)	330	323	4.000% due 05/10/46	1,080	1,089
Ontario Teachers' Cadillac Fairview
Properties Trust			Shinhan Bank Co. , Ltd.
4.125% due 02/01/29 (Þ)	1,195	1,211	2.250% due 04/15/20 (Þ)	1,211	1,196
			Siemens Financieringsmaatschappij NV
Park Aerospace Holdings, Ltd.			2.150% due 05/27/20 (Þ)	1,303	1,291
5.250% due 08/15/22 (Þ)	500	508	Sinopec Group Overseas Development,
Pernod Ricard SA			Ltd.
4.450% due 01/15/22 (Þ)	580	597	4.375% due 04/10/24 (Þ)	530	546
5.500% due 01/15/42 (Þ)	150	164	Skandinaviska Enskilda Banken AB
Peru Government International Bond			3.070% due 05/17/21 (Ê)(Þ)	1,550	1,546
6.550% due 03/14/37	10	13	Sky, Ltd.

See accompanying notes which are an integral part of this quarterly report.

196 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 09/16/24 (Þ)	3,060	3,124	6.125% due 08/01/25 (Þ)	183	183
Smurfit Kappa Treasury Funding, Ltd.			Transocean, Inc.
7.500% due 11/20/25	665	756	7.500% due 04/15/31	463	375
Sound Point CLO, Ltd.			UBS AG
Series 2018-1A Class A			2.450% due 12/01/20 (Þ)	3,895	3,842
3.787% due 04/15/31 (Ê)(Þ)	6,000	5,892	UBS Group Funding Switzerland AG
Southern Copper Corp.			3.491% due 05/23/23 (Þ)	1,000	992
6.750% due 04/16/40	60	69	4.125% due 09/24/25 (Þ)	500	506
5.250% due 11/08/42	2,170	2,160	4.253% due 03/23/28 (Þ)	1,250	1,260
Standard Chartered PLC			7.000% due 12/31/99 (Ê)(ƒ)(Þ)	1,210	1,218
5.700% due 03/26/44 (Þ)	700	741	UniCredit SpA
7.014% due 12/30/49 (Ê)(ƒ)(Þ)	385	397	6.572% due 01/14/22 (Þ)	750	767
Sumitomo Mitsui Financial Group, Inc.			Unitymedia Finance LLC 1st Lien Term
Series 5FXD			Loan B
2.058% due 07/14/21	450	439	4.759% due 09/30/25 (Ê)	113	111
Suncor Energy, Inc.			Unitymedia Finance LLC 1st Lien Term
3.600% due 12/01/24	1,043	1,047	Loan D
Suzano Austria GmbH			4.759% due 01/15/26 (~)(Ê)	310	305
6.000% due 01/15/29 (Þ)	1,965	2,061	UPCB Finance IV, Ltd.
7.000% due 03/16/47 (Þ)	560	607	5.375% due 01/15/25 (Þ)	400	385
Svenska Handelsbanken AB			Vale Overseas, Ltd.
Series BKNT			6.875% due 11/21/36	1,104	1,230
3.159% due 05/24/21 (Ê)	1,540	1,542	Valeant Pharmaceuticals International,
3.350% due 05/24/21	420	422	Inc.
Syngenta Finance NV			6.125% due 04/15/25 (Þ)	680	643
3.933% due 04/23/21 (Þ)	590	586	Virgin Media Secured Finance PLC
Takeda Pharmaceutical Co. , Ltd.			5.250% due 01/15/21	250	251
4.400% due 11/26/23 (Þ)	1,285	1,324	Vodafone Group PLC
5.000% due 11/26/28 (Þ)	1,795	1,886	4.375% due 05/30/28	1,480	1,473
Teck Resources, Ltd.			5.250% due 05/30/48	760	740
6.250% due 07/15/41	220	229	Voya CLO, Ltd.
5.400% due 02/01/43	100	95	Series 2017-2A Class A1R
			4.023% due 04/17/30 (Ê)(Þ)	9,480	9,442
Telecom Italia Capital SA
7.200% due 07/18/36	350	338	Weatherford International, Ltd.
			6.500% due 08/01/36	262	151
7.721% due 06/04/38	524	522	7.000% due 03/15/38	128	74
Telecom Italia SpA			6.750% due 09/15/40	315	180
5.303% due 05/30/24 (Þ)	450	428
			Westpac Banking Corp.
Telefonica Emisiones SA			2.300% due 05/26/20	70	69
5.134% due 04/27/20	250	256
5.213% due 03/08/47	250	242	2.600% due 11/23/20	410	407
			Woori Bank
Telefonica Emisiones SAU			5.875% due 04/13/21 (Þ)	1,195	1,256
4.103% due 03/08/27	290	288
			WPP Finance 2010
Tesco PLC			4.750% due 11/21/21	1,216	1,241
6.150% due 11/15/37 (Þ)	100	103	Ziggo Secured Finance Partnership 1st
Teva Pharmaceutical Finance Co. BV			Lien Term Loan E
3.650% due 11/10/21	270	261	5.009% due 04/27/25 (~)(Ê)	149	144
2.950% due 12/18/22	100	93			336,891
Series 2			Loan Agreements - 0.4%
3.650% due 11/10/21	10	10	Air Medical Group Holdings, Inc. 1st
Teva Pharmaceutical Finance			Lien Term Loan B
Netherlands III BV			5.764% due 04/28/22 (~)(Ê)	375	352
2.200% due 07/21/21	1,010	955
			Albertsons LLC 1st Lien Term Loan B7
2.800% due 07/21/23	60	54	5.499% due 11/16/25 (~)(Ê)	192	188
Toronto-Dominion Bank (The)			Albertson's LLC Term Loan B6
3.250% due 06/11/21	480	483	5.691% due 06/22/23 (~)(Ê)	295	290
1.800% due 07/13/21	1,115	1,086	American Axle & Manufacturing, Inc.
Total Capital Canada, Ltd.			1st Lien Term Loan B
2.750% due 07/15/23	1,108	1,099	4.760% due 04/06/24 (~)(Ê)	270	260
Total Capital International SA			American Builders Contractors Co. , Inc.
2.750% due 06/19/21	1,081	1,083	1st Lien Term Loan B2
Total Capital SA			4.499% due 10/31/23 (~)(Ê)	421	410
4.250% due 12/15/21	1,139	1,184	Aramark Services, Inc. 1st Lien Term
Transocean Pontus, Ltd.			Loan B3

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 197

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.249% due 03/11/25 (~)(Ê)	493	489	5.553% due 05/25/23 (~)(Ê)	514	497
Atlantic Aviation FBO, Inc. Term Loan B			Party City Holdings, Inc. 1st Lien Term
6.270% due 11/29/25 (Ê)	120	120	Loan
Avolon LLC 1st Lien Term Loan B3			5.000% due 08/19/22 (~)(Ê)	399	396
4.455% due 01/15/25 (~)(Ê)	27	26	PetSmart, Inc. Term Loan B2
Beacon Roofing Supply, Inc. Term Loan			5.520% due 03/10/22 (~)(Ê)	953	797
B			Post Holdings, Inc. Incremental Term
4.769% due 01/02/25 (~)(Ê)	450	436	Loan B
Berry Plastics Group, Inc. 1st Lien Term			4.520% due 05/24/24 (~)(Ê)	98	97
Loan Q			Prime Security Services Borrower LLC
4.516% due 10/01/22 (~)(Ê)	302	298	Term Loan B1
Brickman Group, Ltd. 1st Lien Term			5.249% due 05/02/22 (~)(Ê)	253	249
Loan B			Quikrete Holdings, Inc. 1st Lien Term
5.063% due 08/10/25 (~)(Ê)	209	206	Loan B
Caesars Resort Collection LLC 1st Lien			5.249% due 11/15/23 (~)(Ê)	292	283
Term Loan B			Regionalcare Hospital Partners, Inc.
5.249% due 12/22/24 (~)(Ê)	319	314	Term Loan B
Catalent Pharma Solutions, Inc. Term			7.129% due 11/16/25 (~)(Ê)	330	322
Loan B			Reynolds Group Holdings, Inc. 1st Lien
4.749% due 05/20/21 (~)(Ê)	224	222	Term Loan B
Change Healthcare Holdings LLC 1st			5.249% due 02/05/23 (~)(Ê)	272	268
Lien Term Loan B			RPI Finance Trust Term Loan B
5.249% due 03/01/24 (~)(Ê)	178	174	4.499% due 03/27/23 (~)(Ê)	343	340
Charter Communications Operating LLC			Scientific Games International, Inc. 1st
1st Lien Term Loan B			Lien Term Loan B5
4.500% due 04/30/25 (~)(Ê)	181	178	5.249% due 08/14/24 (~)(Ê)	531	515
CityCenter Holdings LLC Term Loan B			Seattle SpinCo, Inc. 1st Lien Term Loan
4.749% due 04/18/24 (~)(Ê)	349	342	B3
CWGS Group LLC Term Loan B			4.999% due 06/21/24 (~)(Ê)	100	97
5.257% due 11/08/23 (~)(Ê)	500	471	ServiceMaster Co. LLC 1st Lien Term
Dell International LLC 1st Lien Term			Loan B
Loan B			4.999% due 11/07/23 (Ê)	83	82
4.500% due 09/07/23 (~)(Ê)	509	501	SS&C Technologies, Inc. 1st Lien Term
Envision Healthcare Corp. 1st Lien Term			Loan B5
Loan B			0.000% due 04/16/25 (~)(Ê)(v)	1,100	1,078
6.249% due 10/11/25 (~)(Ê)	580	545	Station Casinos LLC 1st Lien Term
First Data Corp. 1st Lien Term Loan			Loan B
4.519% due 04/26/24 (~)(Ê)	250	249	5.000% due 06/08/23 (Ê)	115	114
Golden Nugget, Inc. 1st Lien Term Loan			Sungard Availability Services Capital,
B			Inc. 1st Lien Term Loan B
5.253% due 10/04/23 (~)(Ê)	321	316	12.542% due 10/01/22 (~)(Ê)	1,577	1,476
HCA, Inc. Term Loan B10			Trans Union LLC 1st Lien Term Loan B3
4.499% due 03/07/25 (Ê)	520	518	4.499% due 04/09/23 (~)(Ê)	226	223
Hilton Worldwide Finance LLC Term			Univision Communications, Inc. Term
Loan B2			Loan C5
4.260% due 10/25/23 (~)(Ê)	368	364	5.249% due 03/15/24 (~)(Ê)	791	735
Jaguar Holding Co. II 1st Lien Term			UPC Financing Partnership 1st Lien
Loan			Term Loan AR
4.999% due 08/18/22 (~)(Ê)	330	323	5.009% due 01/15/26 (~)(Ê)	141	139
Level 3 Financing, Inc. Term Loan B			VICI Properties, Inc. Term Loan B
4.756% due 02/22/24 (~)(Ê)	332	326	4.503% due 12/15/24 (~)(Ê)	60	58
M A Finance Co. LLC 1st Lien Term			Western Digital Corp. 1st Lien Term
Loan B			Loan B4
4.451% due 06/21/24 (~)(Ê)	15	14	4.260% due 04/29/23 (~)(Ê)	409	399
MacDermid, Inc. Term Loan B			XPO Logistics, Inc. Term Loan
5.499% due 06/07/23 (~)(Ê)	942	940	4.500% due 02/23/25 (~)(Ê)	259	255
Marriott Ownership Resorts, Inc. 1st					18,722
Lien Term Loan B			Mortgage-Backed Securities - 26.2%
4.749% due 08/29/25 (~)(Ê)	763	756	225 Liberty Street Trust
MGM Growth Properties Operating			Series 2016-225L Class A
Partnership, LP Term Loan B			3.597% due 02/10/36 (Þ)	975	984
4.499% due 04/25/23 (~)(Ê)	505	496	A10 Securitization LLC
Michaels Stores, Inc. 1st Lien Term			Series 2016-1 Class C
Loan B			5.750% due 03/15/35 (Þ)	4,391	4,294
5.002% due 01/28/23 (~)(Ê)	181	178	Series 2017-AA Class B1
MultiPlan, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

198 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.015% due 05/15/36 (Þ)	6,380	6,215	Series 2013-CR6 Class B
Banc of America Commercial Mortgage			3.397% due 03/10/46 (Þ)	1,355	1,327
Trust			Series 2013-CR9 Class ASB
Series 2007-2 Class AJ			3.834% due 07/10/45	3,893	3,973
5.810% due 04/10/49 (~)(Ê)	312	187	Series 2014-277P Class A
Banc of America Funding Trust			3.732% due 08/10/49 (Ê)(Þ)	2,000	2,045
Series 2005-D Class A1			Series 2015-3BP Class A
3.509% due 05/25/35 (~)(Ê)	2,419	2,525	3.178% due 02/10/35 (Þ)	2,060	2,048
Banc of America Mortgage Trust			Series 2015-LC19 Class A4
Series 2005-D Class 2A7			3.183% due 02/10/48	3,495	3,475
3.195% due 05/25/35 (~)(Ê)	583	581	Series 2016-787S Class A
Bear Stearns Adjustable Rate Mortgage			3.545% due 02/10/36 (Þ)	975	979
Trust			Series 2016-GCT Class A
Series 2004-5 Class 2A			2.681% due 08/10/29 (Þ)	971	961
3.465% due 07/25/34 (~)(Ê)	354	351
			Countrywide Alternative Loan Trust
Bear Stearns Alternative-A Trust			Series 2005-J13 Class 2A7
Series 2005-4 Class 24A1			5.500% due 11/25/35	235	208
3.031% due 05/25/35 (~)(Ê)	2,279	2,347
			Series 2006-13T1 Class A3
Bear Stearns ARM Trust			6.000% due 05/25/36	2,266	1,719
Series 2004-3 Class 2A
3.063% due 07/25/34 (~)(Ê)	828	830	Series 2007-15CB Class A5
			5.750% due 07/25/37	277	232
Benchmark Mortgage Trust			Series 2007-15CB Class A7
Series 2018-B7 Class A4
4.510% due 11/15/51	8,108	8,737	6.000% due 07/25/37	785	669
			Credit Suisse Mortgage Capital
Series 2018-B8 Class A5			Certificates
4.232% due 01/15/52	11,975	12,643	Series 2017-CHOP Class G
BXP Trust			6.446% due 07/15/32 (Ê)(Þ)	1,500	1,499
Series 2017-GM Class A			Credit Suisse Mortgage Trust
3.379% due 06/13/39 (Þ)	2,434	2,411	Series 2018-J1 Class A2
CAMB Commercial Mortgage Trust			3.500% due 02/25/48 (~)(Ê)(Þ)	3,737	3,613
Series 2019-LIFE Class F			CSAIL Commercial Mortgage Trust
5.050% due 12/15/37 (Ê)(Š)(Þ)	3,491	3,500	Series 2015-C3 Class A3
Series 2019-LIFE Class G			3.447% due 08/15/48	270	271
5.750% due 12/15/37 (Ê)(Š)(Þ)	7,883	7,903	DBJPM Mortgage Trust
CFCRE Commercial Mortgage Trust			Series 2016-C3 Class A5
Series 2016-C3 Class A3			2.890% due 09/10/49	1,630	1,575
3.865% due 01/10/48	6,630	6,757	DBUBS Mortgage Trust
CHL Mortgage Pass-Through Trust			Series 2011-LC3A Class C
Series 2004-11 Class 2A1			5.510% due 08/10/44 (~)(Ê)(Þ)	320	333
2.650% due 07/25/34 (~)(Ê)	808	805	Deutsche Mortgage Securities, Inc. Re-
Series 2006-14 Class A4			REMIC Trust
6.250% due 09/25/36	1,584	1,297	Series 2007-WM1 Class A1
Series 2007-4 Class 1A10			4.078% due 06/27/37 (~)(Ê)(Þ)	3,323	3,352
6.000% due 05/25/37	2,865	2,191	Fannie Mae
Citigroup Commercial Mortgage Trust			3.500% due 2021	57	58
Series 2013-375P Class A			5.500% due 2021	21	21
3.251% due 05/10/35 (Þ)	2,330	2,329	2.500% due 2022	1,282	1,273
Series 2013-375P Class D			5.500% due 2022	99	101
3.635% due 05/10/35 (~)(Ê)(Þ)	4,067	3,976	2.000% due 2023	4,669	4,601
Series 2015-GC29 Class C			4.500% due 2023	22	23
4.293% due 04/10/48 (~)(Ê)	650	645	5.500% due 2023	74	75
Citigroup Mortgage Loan Trust, Inc.			2.500% due 2024	2,754	2,734
Series 2005-11 Class A2A
3.630% due 10/25/35 (Ê)	32	32	4.000% due 2024	10	11
Series 2012-7 Class 10A2			5.500% due 2024	190	197
3.206% due 09/25/36 (~)(Ê)(Þ)	1,446	1,457	2.500% due 2025	1,754	1,741
Series 2015-2 Class 5A1			4.000% due 2025	515	530
0.444% due 03/25/47 (Ê)(Þ)	1,670	1,657	4.500% due 2025	22	22
Cold Storage Trust			5.500% due 2025	130	134
Series 2017-ICE3 Class D			3.500% due 2026	1,035	1,054
4.258% due 04/15/36 (Ê)(Þ)	6,181	6,140	4.000% due 2026	390	401
Commercial Mortgage Trust			3.000% due 2027	1,116	1,123
Series 2013-300P Class A1			3.030% due 2027	2,480	2,422
4.353% due 08/10/30 (Þ)	1,900	1,988	3.040% due 2027	4,200	4,144

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 199

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2028	885	904	Interest Only STRIP
3.625% due 2028	3,040	3,128	8.000% due 05/25/30	10	2
3.820% due 2029	490	511	Series 2001-317 Class 2
3.830% due 2029	490	511	Interest Only STRIP
3.500% due 2030	903	921	8.000% due 12/25/31	15	4
2.600% due 2031	1,680	1,533	Series 2002-320 Class 2
5.000% due 2031	2,239	2,361	Interest Only STRIP
3.500% due 2032	1,466	1,495	7.000% due 04/25/32	5	1
3.000% due 2033	3,458	3,466	Series 2003-343 Class 6
			Interest Only STRIP
3.500% due 2033	2,718	2,772	5.000% due 10/25/33	248	38
5.500% due 2034	504	549	Series 2005-365 Class 12
4.500% due 2035	2,598	2,731	Interest Only STRIP
5.500% due 2035	330	359	5.500% due 12/25/35	696	129
6.000% due 2035	334	366	Series 2006-369 Class 8
4.000% due 2036	41	42	Interest Only STRIP
5.500% due 2036	656	715	5.500% due 04/25/36	103	21
3.000% due 2037	368	366	Fannie Mae Aces
4.000% due 2037	38	40	Series 2019-M1 Class A2
5.500% due 2037	196	214	3.555% due 09/25/28 (~)(Ê)	2,060	2,110
5.500% due 2038	38	41	Fannie Mae Connecticut Avenue
4.500% due 2039	348	366	Securities
6.000% due 2039	375	415	Series 2014-C02 Class 1M2
6.000% due 2039	259	283	3.134% due 05/25/24 (Ê)	5,088	5,315
			Series 2014-C03 Class 1M2
4.500% due 2040	115	120	4.621% due 07/25/24 (Ê)	3,450	3,662
5.500% due 2040	3,666	3,970	Series 2014-C04 Class 1M2
4.000% due 2041	583	601	7.116% due 11/25/24 (Ê)	5,573	6,260
4.500% due 2041	675	739	Series 2016-C04 Class 1M2
4.500% due 2041	475	498	4.842% due 01/25/29 (Ê)	4,570	5,083
5.000% due 2041	2,301	2,452	Fannie Mae REMICS
3.500% due 2043	3,096	3,122	Series 1997-68 Class SC
3.500% due 2045	9,261	9,354	Interest Only STRIP
4.000% due 2045	5,296	5,448	7.945% due 05/18/27 (Ê)	14	2
3.000% due 2046	3,477	3,420	Series 2003-25 Class IK
3.500% due 2046	4,304	4,342	Interest Only STRIP
4.000% due 2046	10,029	10,345	7.000% due 04/25/33	39	10
4.500% due 2046	3,011	3,184	Series 2003-32 Class UI
5.000% due 2046	1,742	1,847	Interest Only STRIP
3.000% due 2047	4,877	4,802	6.000% due 05/25/33	38	9
4.000% due 2047	19,543	20,060	Series 2003-33 Class IA
4.500% due 2047	1,094	1,137	Interest Only STRIP
4.000% due 2048	8,926	9,139	6.500% due 05/25/33	182	40
			Series 2003-35 Class IU
4.500% due 2048	53,189	55,271	Interest Only STRIP
5.000% due 2048	11,045	11,620	6.000% due 05/25/33	31	6
4.000% due 2049	5,500	5,631	Series 2003-35 Class UI
4.000% due 2056	4,015	4,137	Interest Only STRIP
4.500% due 2056	1,585	1,669	6.500% due 05/25/33	40	9
5.500% due 2056	1,412	1,520	Series 2003-64 Class JI
3.500% due 2057	4,452	4,467	Interest Only STRIP
4.000% due 2057	352	362	6.000% due 07/25/33	20	5
4.500% due 2057	1,384	1,451	Series 2005-117 Class LC
15 Year TBA(Ï)			5.500% due 11/25/35	871	902
2.500%	15,400	15,683	Series 2006-118 Class A1
30 Year TBA(Ï)			0.644% due 12/25/36 (Ê)	27	27
3.000%	37,610	36,924	Series 2007-73 Class A1
3.500%	40,950	41,123	0.644% due 07/25/37 (Ê)	293	288
4.000%	9,800	10,031	Series 2009-70 Class PS
4.500%	17,800	18,504	Interest Only STRIP
Series 1997-281 Class 2			6.166% due 01/25/37 (Ê)	5,966	855
Interest Only STRIP			Series 2009-96 Class DB
9.000% due 11/25/26	9	2	4.000% due 11/25/29	1,955	2,041
Series 2000-306 Class IO			Series 2010-95 Class S

See accompanying notes which are an integral part of this quarterly report.

200 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			3.000% due 2036	1,433	1,429
6.016% due 09/25/40 (Ê)	5,937	1,063	4.000% due 2036	81	83
Series 2012-35 Class SC			3.000% due 2038	658	652
Interest Only STRIP			6.000% due 2038	1,055	1,158
5.266% due 04/25/42 (Ê)	25	4	4.500% due 2039	4,558	4,821
Series 2013-54 Class BS			5.500% due 2039	610	649
Interest Only STRIP			5.500% due 2040	889	955
4.918% due 06/25/43 (Ê)	279	51	4.000% due 2041	6,595	6,809
Series 2013-111 Class PL			5.500% due 2041	1,338	1,447
2.000% due 12/25/42	3,641	3,346	3.500% due 2043	2,433	2,466
Series 2013-124 Class SB
Interest Only STRIP			4.000% due 2044	3,931	4,063
4.718% due 12/25/43 (Ê)	552	98	3.500% due 2045	16,663	16,877
Series 2016-23 Class ST			4.000% due 2045	3,231	3,318
Interest Only STRIP			3.000% due 2046	1,459	1,437
5.416% due 11/25/45 (Ê)	2,889	503	4.000% due 2046	10,906	11,228
Series 2016-60 Class QS			4.500% due 2046	1,689	1,761
Interest Only STRIP			3.000% due 2047	4,905	4,830
5.516% due 09/25/46 (Ê)	960	136	4.000% due 2047	7,459	7,659
Series 2016-61 Class BS			4.500% due 2047	1,143	1,190
Interest Only STRIP			4.000% due 2048	21,370	21,895
5.516% due 09/25/46 (Ê)	2,592	353	4.500% due 2048	13,261	13,798
Series 2017-76 Class SB			5.000% due 2048	2,286	2,406
Interest Only STRIP			4.500% due 2049	10,547	10,970
4.866% due 10/25/57 (Ê)	1,754	302	30 Year TBA(Ï)
Series 2017-85 Class SC			3.500%	2,700	2,715
Interest Only STRIP			4.000%	13,800	14,133
4.963% due 11/25/47 (Ê)	544	81	Freddie Mac Multifamily Structured Pass
Fannie Mae-Aces			Through Certificates
Series 2014-M13 Class AB2			Series 2017-K070 Class A2
2.951% due 08/25/24 (~)(Ê)	368	373	3.303% due 11/25/27 (~)(Ê)	1,670	1,683
Series 2015-M11 Class A1			Freddie Mac Multifamily Structured
2.097% due 04/25/25	108	108	Pass-Through Certificates
Series 2016-M2 Class ABV2			Series 2013-K024 Class A2
2.131% due 01/25/23	1,595	1,560	2.573% due 09/25/22	8,350	8,283
Series 2016-M3 Class ASQ2			Series 2013-K029 Class A2
2.263% due 02/25/23	4,716	4,646	3.320% due 02/25/23 (~)(Ê)	7,940	8,096
Series 2016-M6 Class AB2			Series 2015-K044 Class A2
2.395% due 05/25/26	5,913	5,730	2.811% due 01/25/25	3,050	3,023
Series 2016-M7 Class AV2			Series 2015-K051 Class A2
2.157% due 10/25/23	11,995	11,662	3.308% due 09/25/25	7,730	7,857
FDIC Trust			Series 2016-K058 Class X1
Series 2010-R1 Class A			Interest Only
2.184% due 05/25/50 (Þ)	—	—	0.930% due 08/25/26 (~)(Ê)	25,041	1,464
Federal Home Loan Bank			Series 2017-KJ17 Class A2
2.125% due 02/11/20	360	358	2.982% due 11/25/25	340	338
Flagstar Mortgage Trust			Series 2017-SR01 Class A3
Series 2017-2 Class A5			3.089% due 11/25/27	370	361
3.500% due 10/25/47 (~)(Ê)(Þ)	5,782	5,785	Series 2018-K074 Class A2
Series 2018-2 Class A4			3.600% due 01/25/28	16,233	16,704
3.500% due 04/25/48 (~)(Ê)(Þ)	117	115	Freddie Mac REMICS
Freddie Mac			Series 1999-2129 Class SG
4.500% due 2020	7	7	Interest Only STRIP
8.500% due 2025	5	5	6.450% due 06/17/27 (Ê)	288	32
3.500% due 2027	1,459	1,486	Series 2000-2247 Class SC
8.500% due 2027	20	22	Interest Only STRIP
2.000% due 2028	6,525	6,332	6.962% due 08/15/30 (Ê)	10	1
3.500% due 2030	905	923	Series 2002-2463 Class SJ
3.000% due 2031	1,743	1,745	Interest Only STRIP
4.500% due 2034	151	158	7.462% due 03/15/32 (Ê)	23	4
3.000% due 2035	305	306	Series 2003-2610 Class UI
3.500% due 2035	1,589	1,613	Interest Only STRIP
			6.500% due 05/15/33	6	1
5.000% due 2035	26	28	Series 2003-2624 Class QH

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 201

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 06/15/33	330	359	3.500% due 2044	285	289
Series 2003-2649 Class IM			3.000% due 2046	2,199	2,187
Interest Only STRIP			3.500% due 2046	2,627	2,663
7.000% due 07/15/33	51	13	3.000% due 2047	6,091	6,046
Series 2006-R007 Class ZA			3.500% due 2047	2,229	2,260
6.000% due 05/15/36	1,179	1,313	3.000% due 2048	411	408
Series 2011-3973 Class SA			4.000% due 2048	6,500	6,688
Interest Only STRIP			4.500% due 2048	1,276	1,326
5.331% due 12/15/41 (Ê)	95	17	5.000% due 2048	44,569	46,617
Series 2012-4045 Class HD			4.500% due 2049	7,300	7,583
4.500% due 07/15/41	1,777	1,889	5.000% due 2049	2,300	2,407
Freddie Mac Strips
Series 1998-191 Class IO			30 Year TBA(Ï)
Interest Only STRIP			3.500%	900	911
8.000% due 01/01/28	9	2	4.000%	8,980	9,315
Series 1998-194 Class IO			4.500%	2,300	2,385
Interest Only STRIP			5.000%	7,800	8,141
6.500% due 04/01/28	20	3	Ginnie Mae REMICS
Series 2001-212 Class IO			Series 1999-27 Class SE
Interest Only STRIP			Interest Only STRIP
6.000% due 05/01/31	19	4	8.058% due 08/16/29 (Ê)	35	6
Series 2001-215 Class IO			Series 2012-135 Class IO
Interest Only STRIP			Interest Only STRIP
8.000% due 06/15/31	23	6	0.611% due 01/16/53 (~)(Ê)	12,799	460
Series 2014-334 Class S7			Series 2012-H27 Class AI
Interest Only STRIP			Interest Only STRIP
5.562% due 08/15/44 (Ê)	1,071	198	1.752% due 10/20/62 (~)(Ê)	1,308	70
Series 2016-353 Class S1			Series 2013-53 Class OI
Interest Only STRIP			Interest Only STRIP
4.773% due 12/15/46 (Ê)	491	86	3.500% due 04/20/43	164	23
Freddie Mac Structured Agency Credit			Series 2014-190 Class PL
Risk Debt Notes			3.500% due 12/20/44	4,959	5,114
Series 2014-DN2 Class M3			Series 2016-21 Class ST
4.124% due 04/25/24 (Ê)	2,918	3,151	Interest Only STRIP
Series 2014-HQ2 Class M3			5.588% due 02/20/46 (Ê)	2,018	338
5.966% due 09/25/24 (Ê)	2,781	3,098	Series 2016-84 Class IG
Series 2015-DNA2 Class M2			Interest Only STRIP
4.816% due 12/25/27 (Ê)	1,669	1,690	4.500% due 11/16/45	929	198
Series 2015-DNA3 Class M3			Series 2016-135 Class SB
6.916% due 04/25/28 (Ê)	7,081	8,287	Interest Only STRIP
Series 2015-DNA3 Class M3F			5.558% due 10/16/46 (Ê)	331	62
5.321% due 04/25/28 (Ê)	4,380	4,972	Series 2017-H15 Class KI
Series 2015-HQA2 Class M2			Interest Only STRIP
4.038% due 05/25/28 (Ê)	2,832	2,891	2.152% due 07/20/67 (~)(Ê)	594	87
Series 2016-DNA4 Class M2			Series 2017-H18 Class BI
2.291% due 03/25/29 (Ê)	1,844	1,849	Interest Only STRIP
Series 2017-DNA1 Class B1			1.627% due 09/20/67 (~)(Ê)	7,703	708
5.729% due 07/25/29 (Ê)	830	927	Series 2017-H20 Class IB
Freddie Mac Whole Loan Securities			Interest Only STRIP
Trust			1.963% due 10/20/67 (~)(Ê)(Š)	298	34
Series 2016-SC01 Class M1			Series 2018-H06 Class PF
3.883% due 07/25/46 (~)(Ê)	797	779	2.200% due 02/20/68 (Ê)	1,007	1,004
Ginnie Mae I			Series 2018-H07 Class FD
2.140% due 2023	2,205	2,138	2.230% due 05/20/68 (Ê)	1,790	1,783
2.730% due 2032	2,162	2,060	Grace Mortgage Trust
4.500% due 2039	7,198	7,554	Series 2014-GRCE Class A
5.000% due 2039	2,781	2,983	3.369% due 06/10/28 (Þ)	2,614	2,627
4.500% due 2040	802	842	GS Mortgage Securities Corp.
4.500% due 2041	1,461	1,533	Series 2018-CHLL Class D
4.500% due 2042	160	168	3.238% due 02/15/37 (Ê)(Þ)	1,914	1,894
3.000% due 2043	834	831	Series 2018-SRP5 Class A
3.500% due 2048	757	769	3.281% due 09/15/31 (Ê)(Þ)	2,790	2,790
			GS Mortgage Securities Trust
Ginnie Mae II			Series 2012-GCJ7 Class A4

See accompanying notes which are an integral part of this quarterly report.

202 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.377% due 05/10/45	5,779	5,806	8.359% due 09/15/28 (Ê)(Þ)	776	782
Series 2013-GC14 Class AAB			ML-CFC Commercial Mortgage Trust
3.817% due 08/10/46	2,211	2,249	Series 2007-5 Class AJ
Series 2013-GC14 Class AS			5.450% due 08/12/48 (~)(Ê)	732	527
4.507% due 08/10/46 (Þ)	1,630	1,715	Series 2007-5 Class AJFL
Series 2015-GS1 Class C			5.450% due 08/12/48 (~)(Ê)(Þ)	724	522
4.570% due 11/10/48 (~)(Ê)	780	776	Morgan Stanley Bank of America Merrill
Series 2016-GS2 Class A4			Lynch Trust
3.050% due 05/10/49 (Æ)	7,865	7,715	Series 2015-C24 Class A4
Hilton USA Trust			3.732% due 05/15/48	1,000	1,023
Series 2016-HHV Class D			Series 2015-C26 Class A3
4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	8,854	3.211% due 10/15/48	5,055	5,085
Series 2016-SFP Class A			Morgan Stanley Capital I Trust
2.828% due 11/05/35 (Þ)	1,499	1,470	Series 2007-T25 Class AJ
HMH Trust			5.574% due 11/12/49 (~)(Ê)	1,711	1,730
Series 2017-NSS Class E			Series 2015-MS1 Class A4
6.292% due 07/05/31 (Þ)	7,770	7,550	3.779% due 05/15/48 (~)(Ê)	1,360	1,392
Hudsons Bay Simon JV Trust			Series 2016-UBS9 Class A4
Series 2015-HB7 Class A7			3.594% due 03/15/49	1,425	1,440
3.914% due 08/05/34 (Þ)	3,403	3,409	Morgan Stanley Mortgage Capital
IndyMac INDA Mortgage Loan Trust			Holdings LLC Trust
Series 2007-AR1 Class 1A1			Series 2017-237P Class D
3.186% due 03/25/37 (~)(Ê)	917	884	3.865% due 09/13/39 (Þ)	5,268	5,087
JPMDB Commercial Mortgage Securities			Series 2017-237P Class XA
Trust			Interest Only STRIP
Series 2017-C7 Class XA			0.467% due 09/13/39 (~)(Ê)(Þ)	58,208	1,612
Interest Only STRIP			Series 2017-237P Class XB
0.917% due 10/15/50 (~)(Ê)	11,610	671	Interest Only STRIP
JPMorgan Chase Commercial Mortgage			0.175% due 09/13/39 (~)(Ê)(Þ)	35,996	266
Securities Trust			MSCG Trust
Series 2004-LN2 Class B			Series 2015-ALDR Class A2
5.446% due 07/15/41 (~)(Ê)	1,290	1,291	3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,399
Series 2015-MAR7 Class E			Nomura Resecuritization Trust
5.962% due 06/05/32 (Þ)	3,000	2,964	Series 2013-1R Class 3A12
Series 2016-NINE Class A			0.694% due 10/26/36 (Ê)(Þ)	1,408	1,395
2.949% due 10/06/38 (~)(Ê)(Þ)	2,305	2,211	Series 2014-1R Class 5A3
JPMorgan Mortgage Trust			0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	3,993
Series 2005-A4 Class 1A1			Series 2015-4R Class 1A14
2.991% due 07/25/35 (~)(Ê)	171	171	0.739% due 03/26/47 (Ê)(Þ)	5,270	3,624
Series 2013-1 Class 2A2			Series 2015-8R Class 4A4
2.500% due 03/25/43 (~)(Ê)(Þ)	2,402	2,334	1.369% due 11/25/47 (~)(Ê)(Þ)	6,211	4,145
Series 2017-2 Class A5			Series 2015-11R Class 3A2
3.500% due 05/25/47 (~)(Ê)(Þ)	7,826	7,791	2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,219
Series 2017-4 Class A5			NYT Mortgage Trust
3.500% due 11/25/47 (~)(Ê)(Þ)	5,873	5,846	Series 2019-NYT Class A
Series 2018-3 Class A1			3.700% due 11/15/35 (Ê)(Þ)	11,840	11,877
3.500% due 04/25/48 (~)(Ê)(Þ)	3,760	3,709	One Market Plaza Trust
Series 2018-4 Class A1			Series 2017-1MKT Class C
3.500% due 10/25/48 (~)(Ê)(Þ)	23	23	4.016% due 02/10/32 (Þ)	1,041	1,038
Series 2018-5 Class A1			Series 2017-1MKT Class D
3.500% due 10/25/48 (~)(Ê)(Þ)	3,653	3,601	4.146% due 02/10/32 (Þ)	2,675	2,655
Series 2018-8 Class A15			Series 2017-1MKT Class E
4.000% due 01/25/49 (~)(Ê)(Þ)	3,523	3,556	4.142% due 02/10/32 (Þ)	4,080	3,933
Series 2018-8 Class A5			RBS Commercial Funding, Inc. Trust
4.000% due 01/25/49 (~)(Ê)(Þ)	14,789	14,949	Series 2013-GSP Class A
Series 2018-9 Class A15			3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,072
4.000% due 09/25/48 (~)(Ê)(Þ)	2,349	2,371	Sequoia Mortgage Trust
Series 2019-1 Class A6			Series 2014-4 Class A2
4.000% due 05/25/49 (~)(Ê)(Þ)	3,654	3,694	3.500% due 11/25/44 (~)(Ê)(Þ)	540	539
LB Commercial Mortgage Trust			Series 2015-1 Class A1
Series 2007-C3 Class AJ			3.500% due 01/25/45 (~)(Ê)(Þ)	4,212	4,172
6.116% due 07/15/44 (~)(Ê)	405	409	SG Commercial Mortgage Securities
Lone Star Portfolio Trust			Trust
Series 2015-LSP Class E			Series 2016-C5 Class A4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 203

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
3.055% due 10/10/48	2,870	2,772	3.660% due 03/15/47		1,780	1,797
Shops at Crystals Trust			Worldwide Plaza Trust
Series 2016-CSTL Class A			Series 2017-WWP Class A
3.126% due 07/05/36 (Þ)	520	501	3.526% due 11/10/36 (Þ)		2,648	2,628
Structured Adjustable Rate Mortgage						1,087,776
Loan Trust			Municipal Bonds - 0.1%
Series 2004-12 Class 2A			Municipal Electric Authority of Georgia
2.735% due 09/25/34 (~)(Ê)	2,326	2,288	Revenue Bonds
Structured Asset Mortgage Investments			6.637% due 04/01/57		2,078	2,218
II Trust			7.055% due 04/01/57		820	919
Series 2004-AR7 Class A1B
0.962% due 04/19/35 (Ê)	371	360				3,137
Series 2004-AR8 Class A1			Non-US Bonds - 4.4%
1.242% due 05/19/35 (Ê)	1,054	1,032	Argentine Republic Government
			International Bond
Tharaldson Hotel Portfolio Trust			18.200% due 10/03/21	ARS	27,640	652
Series 2018-THL Class A
3.133% due 11/11/34 (Ê)(Þ)	733	727	Series POM
			55.920% due 06/21/20 (~)(Ê)	ARS	2,190	69
Waldorf Astoria Boca Raton Trust			Australia Government International
Series 2016-BOCA Class E			Bond
4.888% due 06/15/29 (Ê)(Þ)	4,000	4,006
Washington Mutual Mortgage Pass-			Series 126
			4.500% due 04/15/20	AUD	17,478	13,094
Through Certificates Trust			Series 133
Series 2004-AR1 Class A
2.783% due 03/25/34 (~)(Ê)	455	464	5.500% due 04/21/23	AUD	2,820	2,357
Series 2004-AR4 Class A6			Series 140
4.124% due 06/25/34 (~)(Ê)	3,251	3,317	4.500% due 04/21/33	AUD	7,891	7,189
Series 2005-AR6 Class 2A1A			Brazil Notas do Tesouro Nacional
0.822% due 04/25/45 (Ê)	3,102	3,106	Series NTNB
			6.000% due 05/15/45	BRL	245	262
Series 2006-AR10 Class 1A1
2.821% due 09/25/36 (~)(Ê)	2,249	2,100	Series NTNF
			10.000% due 01/01/21	BRL	22,012	6,395
Series 2006-AR18 Class 1A1			10.000% due 01/01/23	BRL	13,998	4,102
3.480% due 01/25/37 (~)(Ê)	4,128	3,762
Series 2007-HY5 Class 3A1			10.000% due 01/01/25	BRL	9,773	2,873
4.322% due 05/25/37 (~)(Ê)	2,258	2,122	10.000% due 01/01/27	BRL	955	281
Wells Fargo Commercial Mortgage Trust			Colombian TES
Series 2015-NXS1 Class A5			Series B
3.148% due 05/15/48	9,930	9,833	10.000% due 07/24/24	COP	39,107,500	14,802
Series 2017-RB1 Class XA			6.000% due 04/28/28	COP	11,243,200	3,460
Interest Only			Ireland Government International Bond
1.288% due 03/15/50 (~)(Ê)	9,019	730	5.400% due 03/13/25	EUR	6,425	9,647
Wells Fargo Mortgage Backed Securities			1.000% due 05/15/26	EUR	1,649	1,966
Trust			Japan 10 Year Government International
Series 2004-CC Class A1			Bond
2.888% due 01/25/35 (~)(Ê)	941	962	Series 348
Series 2005-AR7 Class 2A1			0.100% due 09/20/27	JPY	400,300	3,733
3.087% due 05/25/35 (~)(Ê)	218	217	Malaysia Government International Bond
Series 2005-AR8 Class 1A1			Series 0116
2.947% due 06/25/35 (~)(Ê)	1,676	1,716	3.800% due 08/17/23	MYR	20,630	5,024
Series 2006-6 Class 1A8			Series 0117
5.750% due 05/25/36	390	376	3.882% due 03/10/22	MYR	2,332	573
Series 2006-8 Class A15			Series 0215
6.000% due 07/25/36	715	711	3.795% due 09/30/22	MYR	2,580	631
Series 2006-11 Class A9			Series 0218
6.500% due 09/25/36	319	304	3.757% due 04/20/23	MYR	9,893	2,413
Series 2006-13 Class A5			Series 0314
6.000% due 10/25/36	1,459	1,432	4.048% due 09/30/21	MYR	6,770	1,671
Series 2006-AR5 Class 1A1			Series 0517
4.192% due 04/25/36 (~)(Ê)	5,706	5,762	3.441% due 02/15/21	MYR	2,354	574
Wells Fargo Mortgage-Backed Securities			Mexican Bonos
Trust			Series M 20
Series 2006-6 Class 1A3			10.000% due 12/05/24	MXN	3,420	193
5.750% due 05/25/36	274	265	7.500% due 06/03/27	MXN	16,552	817
WFRBS Commercial Mortgage Trust			Series M 30
Series 2014-C19 Class A3			10.000% due 11/20/36	MXN	70,020	4,077

See accompanying notes which are an integral part of this quarterly report.

204 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
8.500% due 11/18/38	MXN	61,980	3,160	1.375% due 02/15/44		1,666	1,772
Series M				0.750% due 02/15/45		20,427	18,857
8.000% due 06/11/20	MXN	8,710	454	1.000% due 02/15/46		3,255	3,187
6.500% due 06/10/21	MXN	4,060	205	0.875% due 02/15/47		20,649	19,588
7.750% due 05/29/31	MXN	14,850	726	United States Treasury Notes
7.750% due 11/13/42	MXN	286,810	13,457	1.375% due 05/31/20		48,534	47,808
8.000% due 11/07/47	MXN	58,570	2,810	2.500% due 12/31/20		22,235	22,248
New Zealand Government International				1.375% due 05/31/21		48,725	47,530
Bond				1.125% due 06/30/21		67,510	65,458
Series 0423				1.250% due 10/31/21		34,925	33,820
5.500% due 04/15/23	NZD	2,039	1,621	2.500% due 01/15/22		90	90
Series 0427				1.750% due 05/15/23		108,960	105,873
4.500% due 04/15/27	NZD	2,975	2,430	1.625% due 10/31/23		66,020	63,606
Series 0521				2.625% due 12/31/23		4,075	4,109
6.000% due 05/15/21	NZD	23,618	17,882
Series 0925				2.500% due 01/31/24		2,770	2,778
2.000% due 09/20/25	NZD	4,111	3,241	2.500% due 01/31/25		43,375	43,392
Norway Government International Bond				2.875% due 04/30/25		76,245	77,868
Series 475				2.125% due 05/15/25		13,567	13,262
2.000% due 05/24/23 (Þ)	NOK	5,411	659	2.000% due 08/15/25		20,643	19,997
Series 476				3.000% due 10/31/25		3,800	3,912
3.000% due 03/14/24 (Þ)	NOK	5,105	653	2.250% due 11/15/25		13,395	13,164
Series 478				2.625% due 12/31/25		46,100	46,403
1.500% due 02/19/26 (Þ)	NOK	5,600	661	1.625% due 02/15/26		10,462	9,848
Series 479				1.625% due 05/15/26		9,755	9,162
1.750% due 02/17/27 (Þ)	NOK	5,525	660	1.500% due 08/15/26		9,844	9,133
Series 480				2.375% due 05/15/27		11,540	11,364
2.000% due 04/26/28 (Þ)	NOK	5,450	662	2.250% due 08/15/27		150	146
Peru Government International Bond				2.250% due 11/15/27		64,545	62,720
5.700% due 08/12/24	PEN	20,767	6,486	2.750% due 02/15/28		9,280	9,378
6.900% due 08/12/37	PEN	20,172	6,508	2.875% due 05/15/28		6,210	6,337
Poland Government International Bond				2.625% due 02/15/29		2,595	2,704
Series 0725				4.375% due 02/15/38		8,570	10,558
3.250% due 07/25/25	PLN	5,761	1,627	4.500% due 05/15/38		9,120	11,418
Series 0922				3.750% due 11/15/43		25,240	28,622
5.750% due 09/23/22	PLN	8,332	2,543	3.125% due 08/15/44		3,440	3,524
Russian Federal Bond - OFZ				2.875% due 08/15/45		19,475	19,046
Series 6207
8.150% due 02/03/27	RUB	192,010	2,974	3.000% due 11/15/45		8,500	8,515
Series 6212				3.000% due 05/15/47		7,865	7,861
7.050% due 01/19/28	RUB	49,116	707	2.750% due 08/15/47		41,235	39,194
Series 6219				2.750% due 11/15/47		8,130	7,721
7.750% due 09/16/26	RUB	206,670	3,130	3.000% due 02/15/48		8,105	8,089
Singapore Government International				3.125% due 05/15/48		5,380	5,502
Bond				3.000% due 08/15/48		31,555	31,497
2.000% due 07/01/20	SGD	2,663	1,977	3.375% due 11/15/48		7,150	7,674
2.250% due 06/01/21	SGD	3,270	2,444				1,154,403
1.250% due 10/01/21	SGD	1,630	1,188	Total Long-Term Investments
3.125% due 09/01/22	SGD	1,570	1,212	(cost $3,815,910)			3,816,424
2.750% due 07/01/23	SGD	4,045	3,101
3.000% due 09/01/24	SGD	2,481	1,935
2.375% due 06/01/25	SGD	1,250	945	Common Stocks - 0.0%
2.125% due 06/01/26	SGD	9,161	6,815	Financial Services - 0.0%
3.500% due 03/01/27	SGD	2,050	1,677	Escrow GM Corp. (Š)		420,000	—
			181,405	Total Common Stocks
United States Government Treasuries - 27.9%				(cost $—)			—
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21		47,392	46,595	Options Purchased - 0.0%
0.375% due 07/15/23		51,612	51,120	(Number of Contracts)
0.375% due 07/15/25		31,476	30,908	Cross Currency Options
0.750% due 07/15/28		23,483	23,494	(AUD/USD)
3.375% due 04/15/32		28,551	37,551	Citigroup Mar 2019 0.74 Put (1)	USD	1,700 (ÿ)	9

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 205

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Cross Currency Options				1.750% due 10/30/19 (Þ)		3,850	3,815
(USD/BRL)				2.300% due 01/06/20 (Þ)		4,790	4,747
Citigroup Feb 2019 3.73 Put (1)	USD	900 (ÿ)	21
Cross Currency Options				Dell International LLC / EMC Corp.
(USD/JPY)				3.480% due 06/01/19 (Þ)		1,000	1,000
HSBC Feb 2019 106.25 Put (1)	USD	1,800 (ÿ)	—	Discovery Communications LLC
Goldman Sachs Feb 2019 108.50				5.625% due 08/15/19		723	732
Put (1)	USD	1,800 (ÿ)	10	eBay, Inc.
Cross Currency Options				3.216% due 08/01/19 (Ê)		1,725	1,725
(ZAR/USD)				Federal Home Loan Bank Discount
Citigroup Feb 2019 14.10 Call (1)	USD	1,800 (ÿ)	—	Notes
Eurodollar 1 Year Mid-				0.000% due 02/01/19 (ç)(~)		1,000	1,000
Curve Options				2.097% due 02/07/19 (~)		8,200	8,197
Merrill Lynch Feb 2019 97.00 Put
(271)	USD	65,718 (ÿ)	2	2.145% due 02/08/19 (~)		12,600	12,594
Swaption				2.264% due 02/13/19 (~)		4,700	4,696
(Counterparty, Fund Receives/Fund				2.355% due 02/25/19 (~)		14,000	13,978
Pays, Notional, Termination Date)
BNP Paribas, USD 0.800%/CDX NA				2.436% due 04/15/19 (~)		850	846
Investment Grade Index, USD 7,570,				Ford Motor Credit Co.
12/20/23				3.060% due 04/15/19 (~)		8,760	8,702
Merrill Lynch Feb 2019 80.00				General Electric Co.
Call (1)	USD	7,570 (ÿ)	43	Series GMTN
United States Bond				5.500% due 01/08/20		50	51
Futures				Honda Auto Receivables Owner Trust
Merrill Lynch Feb 2019 146.50				Series 2017-2 Class A2
Call (0)	USD	3,077 (ÿ)	22	1.460% due 10/15/19		33	33
Total Options Purchased				Series 2017-4 Class A2
(cost $139)			107	1.800% due 01/21/20		569	568
				ING Bank NV
Short-Term Investments - 9.0%				2.500% due 10/01/19 (Þ)		240	239
AerCap Ireland Capital DAC / AerCap				JPMorgan Securities LLC
Global Aviation Trust				0.000% due 02/01/19 (ç)(~)		6,310	6,310
Series WI				Longship Funding LLC
3.750% due 05/15/19		400	401	0.000% due 02/01/19 (ç)(~)		500	500
Altria Group, Inc.				Malaysia Government International Bond
9.250% due 08/06/19		1,343	1,385	Series 0414
Argentina Letras del Tesoro Bills				3.654% due 10/31/19	MYR	11,660	2,852
0.000% due 02/28/19 (~)	ARS	7,000	223	Series 0515
Argentine Republic Government				3.759% due 03/15/19	MYR	2,259	552
International Bond
Series NY				Morgan Stanley
				Series GMTN
2.661% due 03/31/19 (Ê)(~)		990	587	7.300% due 05/13/19		1,000	1,012
AT&T, Inc.				Nieuw Amsterdam Receivables Corp.
3.173% due 05/30/19 (~)		3,000	2,969
Banco Santander				1.935% due 02/04/19 (ç)(Þ)(~)		1,500	1,500
				Philip Morris International, Inc.
2.921% due 05/01/19 (~)		6,080	6,037	1.875% due 11/01/19		780	775
Banco Santander SA				PSP Capital, Inc.
0.000% due 02/01/19 (ç)(~)		7,990	7,990
Canadian Oil Sands, Ltd.				2.320% due 08/30/19 (Ê)(~)		800	800
				Regency Markets No. 1 LLC
7.750% due 05/15/19 (Þ)		2,590	2,619	2.402% due 02/14/19 (ç)(Þ)(~)		800	799
Cisco Systems, Inc.				Reliance Standard Life Global Funding
1.400% due 09/20/19		1,945	1,931	II
Commonwealth Bank of Australia				2.500% due 01/15/20 (Þ)		2,395	2,381
5.000% due 10/15/19 (Þ)		200	203	Royal Bank of Scotland Group PLC
Cooperatieve Rabobank UA				6.400% due 10/21/19		1,000	1,021
4.750% due 01/15/20 (Þ)		610	621	Singapore Government International
Credit Agricole SA				Bond
2.500% due 04/15/19 (Þ)		250	250	1.625% due 10/01/19	SGD	490	363
Daimler Finance NA LLC				Teva Pharmaceutical Finance
				Netherlands III BV

See accompanying notes which are an integral part of this quarterly report.

206 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
1.700% due 07/19/19	150	149
U. S. Cash Management Fund(@)	130,375,909(8)	130,403
United States Treasury Bills
2.181% due 02/12/19 (~)	250	250
2.339% due 02/28/19 (§)(~)	16,934	16,904
2.396% due 03/28/19 (~)	15,735	15,678
2.396% due 04/25/19 (§)(~)	17,305	17,212
2.416% due 05/23/19 (§)(~)	20,116	19,969
2.431% due 06/20/19 (~)	16,866	16,711
2.475% due 08/15/19 (§)(~)	1,500	1,480
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20	42,989	43,057
Verizon Communications, Inc.
3.558% due 06/17/19 (Ê)	2,550	2,556
Total Short-Term Investments
(cost $372,005)		371,373

Total Investments 101.1%
(identified cost $4,188,054)		4,187,904

Other Assets and Liabilities,
Net - (1.1%)		(43,923)

Net Assets - 100.0%		4,143,981

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 207

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
15.7%
1011778 B. C. Unlimited Liability Co. / New Red Finance, Inc.	08/08/17	240,000	100.00	240	232
225 Liberty Street Trust	02/17/16	975,000	102.59	1,000	984
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,294
A10 Securitization LLC	06/23/17	6,379,911	100.00	6,380	6,215
ABB Treasury Center, Inc.	05/02/18	1,027,000	101.82	1,046	1,049
ABN AMRO Bank NV	06/16/16	400,000	102.88	412	407
Abu Dhabi Government International Bond	10/03/17	830,000	99.75	828	813
ACE Securities Corp. Mortgage Loan Trust	03/08/17	3,850,014	93.42	3,597	3,534
Alcoa Nederland Holding BV	10/18/16	300,000	103.03	309	317
Alcoa Nederland Holding BV	08/21/18	250,000	103.86	260	253
Alimentation Couche-Tard, Inc.	09/19/17	1,287,000	100.86	1,298	1,225
Allison Transmission, Inc.	10/18/16	680,000	101.94	693	670
ALROSA Finance SA	09/05/18	1,197,000	105.24	1,260	1,262
Ambac LSNI LLC	05/04/16	18,013,034	100.64	18,128	18,147
American Tower Trust #1	01/05/17	1,825,000	99.83	1,822	1,801
Anglo American Capital PLC	04/04/17	380,000	100.16	381	377
Anglo American Capital PLC	05/19/17	250,000	102.36	256	249
Anglo American Capital PLC	09/06/17	550,000	100.38	552	532
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	820,000	94.55	775	806
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	390,000	95.57	373	370
Apollo Management Holdings, LP	05/24/16	1,180,000	99.93	1,179	1,192
Apollo Management Holdings, LP	02/26/18	885,000	99.74	883	879
Apollo Management Holdings, LP	03/08/18	1,550,000	99.89	1,548	1,502
Applebee's Funding LLC / IHOP Funding LLC	09/09/16	1,629,375	101.30	1,651	1,621
AT&T, Inc.	06/05/18	3,000,000	99.02	2,971	2,969
Athene Global Funding	04/17/17	3,785,000	99.99	3,784	3,752
Australia & New Zealand Banking Group, Ltd.	07/11/17	270,000	100.07	270	271
Bacardi, Ltd.	04/24/18	1,180,000	99.57	1,175	1,067
Banco de Bogota SA	09/22/17	1,108,000	100.62	1,115	1,060
Banco de Credito del Peru	11/01/18	1,110,000	102.71	1,140	1,146
Banco Internacional del Peru SAA	11/01/18	1,107,000	103.25	1,143	1,146
Bangkok Bank Public Co. , Ltd.	07/02/18	1,009,000	102.11	1,030	1,031
Banistmo SA	12/07/17	1,292,000	100.39	1,297	1,258
Banque Federative du Credit Mutuel SA	03/20/18	240,000	98.64	237	237
BAT International Finance PLC	09/20/17	1,045,000	100.81	1,053	1,037
Bayer US Finance II LLC	06/18/18	970,000	99.30	963	951
Bayer US Finance II LLC	08/14/18	1,968,000	100.09	1,969	1,963
Bayer US Finance II LLC	08/14/18	1,845,000	89.63	1,654	1,465
Bayer US Finance LLC	06/18/18	3,238,000	96.22	3,116	3,106
BCAP LLC Trust	11/26/13	1,148,467	104.08	1,195	1,165
BCAP LLC Trust	03/10/14	206,982	104.41	216	207
BCAP LLC Trust	07/21/16	6,412,215	74.42	4,772	5,780
BCAP LLC Trust	03/20/17	4,900,642	85.14	4,172	4,674
Beacon Escrow Corp.	10/30/17	140,000	101.19	142	130
Berry Global, Inc.	08/20/18	60,000	93.82	56	57
BHP Billiton Finance USA, Ltd.	06/16/16	1,600,000	109.18	1,747	1,744
BHP Billiton Finance USA, Ltd.	06/14/16	49,000	101.47	50	49
Blackbird Capital Aircraft Lease Securitization, Ltd.	11/04/16	7,777,500	99.05	7,704	7,543
Bluemountain CLO, Ltd.	01/18/18	2,380,000	100.74	2,398	2,376
BMW US Capital LLC	03/20/18	80,000	96.63	77	77
BMW US Capital LLC	04/05/18	1,170,000	99.94	1,169	1,180
BMW US Capital LLC	01/02/19	1,099,000	98.93	1,087	1,089
BNP Paribas SA	03/08/17	450,000	99.32	447	444
BNP Paribas SA	06/01/18	240,000	95.21	228	228
BNP Paribas SA	08/07/18	1,490,000	99.47	1,482	1,489
BNP Paribas SA	01/03/19	720,000	100.21	722	750
BNP Paribas SA	01/03/19	1,480,000	99.99	1,480	1,511
BNP Paribas SA	01/08/19	220,000	93.10	205	212
Bombardier, Inc.	10/27/17	200,000	100.05	200	180
Braskem America Finance Co.	06/19/18	70,000	108.40	76	79
Braskem Netherlands Finance BV	10/04/17	1,365,000	99.10	1,353	1,329
Braskem Netherlands Finance BV	10/04/17	2,170,000	99.28	2,154	2,101
BXP Trust	10/30/17	2,434,000	102.24	2,488	2,411
CAL Funding III, Ltd.	06/28/17	4,419,592	99.99	4,419	4,390
CAMB Commercial Mortgage Trust	01/25/19	3,491,000	100.00	3,491	3,500
CAMB Commercial Mortgage Trust	01/25/19	7,883,000	100.00	7,883	7,903
Canadian Oil Sands, Ltd.	03/22/16	2,590,000	100.43	2,601	2,619

See accompanying notes which are an integral part of this quarterly report.

208 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Canadian Oil Sands, Ltd.	04/25/16	1,110,000	99.55	1,105	1,110
Carlyle Holdings II Finance LLC	02/10/17	530,000	96.69	512	524
CCO Holdings LLC / CCO Holdings Capital Corp.	06/16/16	760,000	100.99	768	764
CCO Holdings LLC / CCO Holdings Capital Corp.	06/14/18	110,000	93.70	103	105
CCO Holdings LLC / CCO Holdings Capital Corp.	08/14/18	220,000	95.39	210	213
Cedar Funding VI CLO, Ltd.	10/02/18	6,785,000	100.00	6,785	6,752
Cencosud SA	09/05/18	1,411,000	92.04	1,299	1,285
Centene Corp.	08/24/18	110,000	103.46	114	114
Cigna Corp.	09/06/18	300,000	100.00	300	301
Cigna Corp.	09/06/18	860,000	99.84	859	878
Cigna Corp.	09/06/18	580,000	99.87	579	596
Cigna Corp.	09/06/18	1,245,000	99.92	1,244	1,271
Cigna Corp.	09/06/18	10,250,000	99.94	10,242	10,262
Cigna Corp.	09/06/18	800,000	99.95	800	811
Citigroup Commercial Mortgage Trust	02/11/16	2,330,000	102.58	2,390	2,329
Citigroup Commercial Mortgage Trust	04/15/16	4,066,569	98.23	3,994	3,976
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,445,528	89.63	1,296	1,457
Citigroup Mortgage Loan Trust, Inc.	02/01/17	1,669,742	97.71	1,632	1,657
CK Hutchison International (17) (II), Ltd.	01/02/19	1,103,000	98.37	1,085	1,086
Cold Storage Trust	05/01/17	6,181,000	100.09	6,186	6,140
Commercial Mortgage Trust	01/13/16	1,900,000	108.41	2,060	1,988
Commercial Mortgage Trust	01/13/16	2,000,000	105.64	2,116	2,045
Commercial Mortgage Trust	01/25/16	2,060,000	102.20	2,106	2,048
Commercial Mortgage Trust	02/19/16	975,000	102.59	1,000	979
Commercial Mortgage Trust	07/25/16	971,000	102.44	995	961
Commercial Mortgage Trust	11/21/16	1,354,600	100.83	1,366	1,327
Commonwealth Bank of Australia	06/14/16	200,000	102.31	205	203
Commonwealth Bank of Australia	07/06/17	340,000	99.64	339	323
Cooperatieve Rabobank UA	06/13/16	400,000	121.85	487	411
Cooperatieve Rabobank UA	03/23/18	610,000	101.64	620	621
Cott Holdings, Inc.	03/08/17	260,000	100.00	260	257
Cox Communications, Inc.	05/31/17	2,190,000	108.08	2,367	2,350
Cox Communications, Inc.	05/15/18	1,180,000	97.60	1,152	1,166
Credit Agricole SA	06/14/16	600,000	113.36	680	615
Credit Agricole SA	03/20/18	250,000	99.92	250	250
Credit Suisse Group AG	01/10/17	2,865,000	97.88	2,804	2,833
Credit Suisse Group AG	05/31/18	620,000	93.73	581	592
Credit Suisse Mortgage Capital Certificates	06/20/17	1,500,000	99.54	1,493	1,499
Credit Suisse Mortgage Capital Certificates	09/19/18	920,000	100.00	920	920
Credit Suisse Mortgage Trust	06/26/18	3,736,806	97.60	3,647	3,613
DAE Funding LLC	11/01/18	260,000	100.00	260	263
Daimler Finance NA LLC	10/26/16	3,850,000	99.96	3,849	3,815
Daimler Finance NA LLC	01/03/17	4,790,000	99.99	4,789	4,747
Daimler Finance NA LLC	03/20/18	150,000	99.11	149	148
Daimler Finance NA LLC	04/30/18	8,015,000	99.91	8,007	8,000
Danone SA	10/26/16	1,120,000	100.00	1,120	1,077
Danone SA	10/26/16	750,000	100.00	750	725
Danske Bank A/S	01/11/19	450,000	99.72	449	456
Danske Bank A/S	01/11/19	490,000	99.80	489	496
DBUBS Mortgage Trust	09/14/16	320,000	110.93	355	333
DCP Midstream LLC	04/02/18	288,000	110.31	318	295
Dell International LLC / EMC Corp.	06/13/16	1,000,000	100.18	1,002	1,000
Dell International LLC / EMC Corp.	06/15/16	620,000	101.23	628	631
Dell International LLC / EMC Corp.	10/06/16	2,745,000	120.63	3,311	3,253
Dell International LLC / EMC Corp.	10/18/16	630,000	108.26	682	664
Deutsche Mortgage Securities, Inc. Re-REMIC Trust	01/04/17	3,322,808	100.66	3,345	3,352
Deutsche Telekom International Finance BV	03/28/18	160,000	98.62	158	157
Deutsche Telekom International Finance BV	05/02/18	1,081,000	96.50	1,043	1,043
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	03/06/18	1,500,000	121.73	1,826	1,728
DP World, Ltd.	09/19/18	780,000	98.61	769	772
Dresdner Funding Trust I	10/17/16	350,000	117.35	411	423
Dryden 37 Senior Loan Fund	12/06/17	8,387,000	100.00	8,387	8,332
Dryden XXVIII Senior Loan Fund	08/03/17	3,028,000	100.00	3,028	3,027
ECAF, Ltd.	08/09/18	1,948,459	99.20	1,933	1,931
Ecuador Government International Bond	01/18/18	500,000	100.00	500	443
Egypt Government International Bond	02/13/18	550,000	100.00	550	533
Electricite de France SA	10/01/18	1,180,000	97.67	1,152	1,135
Empresa Electrica Angamos SA	09/22/17	1,274,548	102.07	1,301	1,255

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 209

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Enel Finance International NV	01/05/18	1,321,000	98.00	1,295	1,165
Enel Finance International NV	09/11/18	3,005,000	99.40	2,987	2,968
Eni SpA	09/05/18	2,930,000	99.50	2,915	2,956
Equate Petrochemical BV	10/27/16	460,000	99.01	455	458
Experian Finance PLC	01/24/19	180,000	99.92	180	182
Farmers Exchange Capital III	10/01/14	975,000	98.22	958	914
FDIC Trust	07/28/10	222	99.98	—	—
First Data Corp.	06/13/16	500,000	101.55	508	510
Flagstar Mortgage Trust	10/26/17	5,782,249	101.44	5,866	5,785
Flagstar Mortgage Trust	04/13/18	116,565	98.59	115	115
Fox Corp.	01/15/19	260,000	100.00	260	265
Fox Corp.	01/15/19	470,000	101.28	476	491
Fox Corp.	01/17/19	110,000	101.34	111	115
Fresenius Medical Care US Finance II, Inc.	09/19/17	1,113,000	108.72	1,210	1,163
Glencore Funding LLC	02/07/17	280,000	101.98	286	281
Glencore Funding LLC	03/21/17	820,000	99.06	812	788
Glencore Funding LLC	03/21/18	120,000	99.58	119	119
Glencore Funding LLC	01/16/19	90,000	92.09	83	85
Glencore Funding LLC	01/30/19	230,000	97.06	223	223
Grace Mortgage Trust	05/19/17	2,614,000	103.59	2,708	2,627
Greenwood Park CLO, Ltd.	02/28/18	3,133,000	100.14	3,137	3,095
GS Mortgage Securities Corp.	02/16/18	1,914,000	100.00	1,914	1,894
GS Mortgage Securities Corp.	06/06/18	2,790,000	100.00	2,790	2,790
GS Mortgage Securities Trust	07/20/16	1,630,000	112.31	1,831	1,715
GSAA Trust	10/21/15	1,888,317	86.85	1,640	1,740
Hanesbrands, Inc.	08/10/18	40,000	97.79	39	39
Hanesbrands, Inc.	08/13/18	160,000	96.63	155	153
Helios Issuer LLC	12/14/18	990,817	100.66	997	1,017
Hertz Vehicle Financing II LP	01/10/19	3,800,000	97.88	3,719	3,728
Hertz Vehicle Financing II LP	01/29/19	3,420,000	99.98	3,419	3,427
Hilton Domestic Operating Co. , Inc.	08/13/18	100,000	99.48	99	101
Hilton USA Trust	11/22/16	9,138,000	95.07	8,687	8,854
Hilton USA Trust	05/26/17	1,499,000	99.70	1,494	1,470
HMH Trust	06/09/17	7,770,000	99.99	7,769	7,550
Hudsons Bay Simon JV Trust	09/09/16	3,403,000	105.40	3,587	3,409
IFM (US) Colonial Pipeline 2 LLC	11/06/18	188,000	104.55	197	195
Indonesia Government International Bond	09/26/17	200,000	103.39	207	195
Indonesia Government International Bond	09/26/17	410,000	111.21	456	425
Indonesia Government International Bond	09/26/17	200,000	114.06	228	211
ING Bank NV	06/06/16	4,415,000	108.12	4,815	4,675
ING Bank NV	03/21/18	240,000	99.68	239	239
ING Groep NV	11/08/18	1,775,000	99.75	1,771	1,824
Intesa Sanpaolo SpA	10/14/16	1,840,000	95.03	1,754	1,689
Intesa Sanpaolo SpA	07/10/17	1,120,000	95.13	1,065	971
Intesa Sanpaolo SpA	07/10/17	500,000	99.89	499	470
Intesa Sanpaolo SpA	11/03/17	400,000	101.38	406	373
Intesa Sanpaolo SpA	01/05/18	280,000	99.79	279	261
Intesa Sanpaolo SpA	06/01/18	600,000	82.91	497	462
Intesa Sanpaolo SpA	06/07/18	1,688,000	86.98	1,470	1,452
Inversiones CMPC SA	09/22/17	1,128,000	103.92	1,172	1,140
Irwin Home Equity Loan Trust	06/30/15	1,677,537	102.11	1,713	1,699
Jackson National Life Global Funding	12/02/15	1,340,000	99.96	1,340	1,324
Jackson National Life Global Funding	04/23/18	15,400,000	100.00	15,399	15,376
JBS Investments GmbH	02/08/17	2,420,000	98.83	2,392	2,432
JPMorgan Chase Commercial Mortgage Securities Trust	08/04/16	3,000,000	97.71	2,931	2,964
JPMorgan Chase Commercial Mortgage Securities Trust	10/30/17	2,305,000	98.85	2,278	2,211
JPMorgan Mortgage Trust	02/10/16	2,402,088	100.10	2,404	2,334
JPMorgan Mortgage Trust	05/22/17	7,826,391	103.22	8,078	7,791
JPMorgan Mortgage Trust	10/18/17	5,873,076	101.85	5,982	5,846
JPMorgan Mortgage Trust	03/23/18	3,760,049	98.59	3,707	3,709
JPMorgan Mortgage Trust	04/25/18	3,676,143	97.82	3,605	3,624
JPMorgan Mortgage Trust	08/16/18	18,312,088	100.51	18,375	18,505
JPMorgan Mortgage Trust	09/20/18	2,348,610	100.55	2,362	2,371
JPMorgan Mortgage Trust	01/18/19	3,654,000	100.72	3,680	3,694
KazMunajGaz	04/17/18	250,000	99.01	248	267
Kenya Government International Bond	02/21/18	250,000	100.00	250	244
Keurig Dr Pepper, Inc.	11/26/18	2,240,000	99.42	2,227	2,263
KKR Group Finance Co. II LLC	06/14/16	50,000	104.54	52	52

See accompanying notes which are an integral part of this quarterly report.

210 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
KKR Group Finance Co. III LLC	03/11/15		1,565,000	100.56	1,574	1,566
Korea Southern Power Co. , Ltd.	09/06/18		1,029,000	99.05	1,019	1,025
Kraft Heinz Foods Co.	01/31/18		2,274,000	105.92	2,390	2,320
Kraft Heinz Foods Co.	01/31/18		10,000	101.24	10	10
Kuwait Government International Bond	03/13/17		1,050,000	99.18	1,041	1,052
Lamb Weston Holdings, Inc.	12/01/16		350,000	99.69	349	347
Land O' Lakes, Inc.	06/22/16		1,735,000	104.09	1,806	1,776
LCM XXII, Ltd.	07/05/17		7,523,000	101.30	7,621	7,539
LCM XXV, Ltd.	07/10/17		5,278,000	100.00	5,278	5,267
Lloyds Banking Group PLC	10/31/17		254,000	116.23	295	249
Lloyds Banking Group PLC	10/31/17		200,000	100.00	200	186
Lloyds TSB Bank PLC	12/07/17		1,175,000	105.81	1,243	1,225
Lone Star Portfolio Trust	05/24/18		776,433	100.94	784	782
Lukoil International Finance BV	03/22/17		2,070,000	104.66	2,166	2,138
Lukoil International Finance BV	09/19/17		1,025,000	103.48	1,061	1,025
Madison Park Funding XXVI, Ltd.	09/05/17		4,180,000	100.00	4,180	4,176
Madison Park Funding, Ltd.	12/11/18		3,075,000	98.52	3,029	3,037
Marks And Spencer PLC	11/06/17		1,060,000	117.56	1,246	1,125
MassMutual Global Funding II	09/19/17		5,645,000	99.93	5,640	5,550
Metropolitan Life Global Funding I	09/28/16		2,000,000	100.69	2,014	1,982
Metropolitan Life Global Funding I	04/04/18		9,400,000	99.72	9,372	9,379
Mexico Generadora de Energia S de rl	09/22/17		1,153,338	105.91	1,222	1,125
ML-CFC Commercial Mortgage Trust	08/05/16		724,124	81.93	593	522
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		35,996,000	0.74	266	266
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		58,208,000	2.76	1,609	1,612
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		5,268,000	98.56	5,192	5,087
MSCG Trust	05/19/15		1,435,000	101.49	1,456	1,399
Mutual of Omaha Insurance Co.	07/14/14		1,125,000	99.82	1,123	1,142
Myriad International Holdings BV	06/29/17		750,000	100.00	750	746
Myriad International Holdings BV	09/21/17		1,332,000	104.47	1,391	1,370
NCL Corp. , Ltd.	12/07/16		170,000	100.23	170	171
New Gold, Inc.	10/22/18		1,155,000	87.83	1,014	1,065
Newmark Group, Inc.	11/01/18		1,610,000	98.98	1,594	1,607
NGPL PipeCo LLC	06/23/17		227,000	118.43	269	271
NGPL PipeCo LLC	07/25/17		900,000	100.18	902	908
Nieuw Amsterdam Receivables Corp.	01/03/19		1,500,000	99.98	1,500	1,500
Nigeria Government International Bond	11/20/17		300,000	100.00	300	287
Nigeria Government International Bond	02/15/18		320,000	100.00	320	307
Nomura Resecuritization Trust	11/19/13		1,407,882	72.39	1,019	1,395
Nomura Resecuritization Trust	11/07/14		4,173,000	85.06	3,549	3,993
Nomura Resecuritization Trust	10/23/15		1,272,000	93.08	1,184	1,219
Nomura Resecuritization Trust	07/20/16		6,210,789	44.70	2,776	4,145
Nomura Resecuritization Trust	07/22/16		5,270,000	58.31	3,073	3,624
Nordea Bank AB	06/16/16		600,000	105.03	630	614
Northern Natural Gas Co.	08/02/18		1,322,000	98.16	1,298	1,289
Norway Government International Bond	01/18/19	NOK	5,600,000	11.62	651	661
Norway Government International Bond	01/18/19	NOK	5,525,000	11.72	648	660
Norway Government International Bond	01/18/19	NOK	5,450,000	11.92	650	662
Norway Government International Bond	01/18/19	NOK	5,411,000	12.01	650	659
Norway Government International Bond	01/18/19	NOK	5,105,000	12.59	643	653
NOVA Chemicals Corp.	08/22/17		1,030,000	98.67	1,016	940
NXP BV / NXP Funding LLC	03/23/17		1,615,000	101.83	1,645	1,643
NYT Mortgage Trust	01/11/19		11,840,000	100.00	11,840	11,877
OCP SA	06/16/16		330,000	97.54	322	323
One Market Plaza Trust	02/15/17		2,675,000	100.65	2,692	2,655
One Market Plaza Trust	02/15/17		1,041,000	102.81	1,070	1,038
One Market Plaza Trust	02/15/17		4,080,000	97.77	3,989	3,933
Ontario Teachers' Cadillac Fairview Properties Trust	01/28/19		1,195,000	99.86	1,193	1,211
Pacific Life Insurance Co.	10/17/17		610,000	99.92	609	531
Park Aerospace Holdings, Ltd.	09/28/17		500,000	103.08	515	508
Pernod Ricard SA	06/13/16		580,000	105.44	612	597
Pernod Ricard SA	06/16/16		150,000	118.75	178	164
PFCA Home Equity Investment Trust	12/12/17		1,624,744	99.63	1,619	1,635
Prime Security Services Borrower LLC / Prime Finance, Inc.	10/18/16		268,000	106.09	284	283
Protective Life Global Funding	11/19/15		1,100,000	99.97	1,100	1,091
Provincia de Buenos Aires	02/08/17		400,000	98.73	395	328
Provincia de Buenos Aires	02/08/17		450,000	99.70	449	389
RBS Commercial Funding, Inc. Trust	01/19/16		1,055,000	104.12	1,099	1,072

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 211

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Reckitt Benckiser Treasury Services PLC	06/22/17	1,500,000	100.00	1,500	1,480
Regency Markets No. 1 LLC	01/15/19	800,000	99.91	799	799
Reliance Holding USA, Inc.	12/08/17	1,238,000	103.00	1,275	1,254
Reliance Standard Life Global Funding II	01/07/15	2,395,000	99.70	2,392	2,381
Roche Holdings, Inc.	01/05/18	1,273,000	100.97	1,285	1,276
Santander UK Group Holdings PLC	10/02/18	1,152,000	102.97	1,186	1,152
Schlumberger Holdings Corp.	06/15/16	300,000	105.03	315	305
Schlumberger Norge AS	06/15/16	500,000	103.88	519	509
Sealed Air Corp.	09/05/17	261,000	116.96	305	264
Sequoia Mortgage Trust	10/21/16	4,212,077	103.13	4,344	4,172
Sequoia Mortgage Trust	08/22/17	540,019	102.44	553	539
Shackleton CLO, Ltd.	11/07/17	3,181,000	101.03	3,214	3,183
Shackleton CLO, Ltd.	04/04/18	5,390,000	100.00	5,390	5,294
Shinhan Bank Co. , Ltd.	01/05/18	1,211,000	99.16	1,201	1,196
Shops at Crystals Trust	03/08/18	520,000	95.91	499	501
Siemens Financieringsmaatschappij NV	01/04/18	1,303,000	99.80	1,300	1,291
Sinopec Group Overseas Development, Ltd.	06/16/16	530,000	105.17	557	546
Skandinaviska Enskilda Banken AB	05/09/18	1,550,000	100.00	1,550	1,546
Sky, Ltd.	12/12/18	3,060,000	98.62	3,018	3,124
SoFi Professional Loan Program LLC	05/15/18	1,588,137	99.33	1,578	1,575
SoFi Professional Loan Program LLC	05/16/18	4,213,242	99.56	4,195	4,193
SoFi Professional Loan Program LLC	05/23/18	1,741,865	98.79	1,721	1,720
SoFi Professional Loan Program LLC	07/24/18	8,344,000	97.52	8,137	8,186
SoFi Professional Loan Program LLC	07/24/18	8,344,000	97.75	8,156	8,184
Sound Point CLO, Ltd.	03/27/18	6,000,000	100.00	6,000	5,892
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/14/18	4,070,000	100.02	4,071	4,058
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/15/18	1,113,750	99.80	1,111	1,108
Standard Chartered PLC	06/14/16	700,000	100.07	700	741
Standard Chartered PLC	10/14/16	385,000	110.25	424	397
Suzano Austria GmbH	07/27/18	560,000	107.01	599	607
Suzano Austria GmbH	09/17/18	1,965,000	99.57	1,957	2,061
Syngenta Finance NV	04/17/18	590,000	100.00	590	586
Takeda Pharmaceutical Co. , Ltd.	11/19/18	1,795,000	99.59	1,788	1,886
Takeda Pharmaceutical Co. , Ltd.	11/19/18	1,285,000	99.96	1,285	1,324
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	08/21/18	90,000	102.94	93	91
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	01/10/19	130,000	100.00	130	134
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	01/10/19	160,000	100.00	160	166
Teachers Insurance & Annuity Association of America	11/09/15	200,000	97.33	195	203
Teachers Insurance & Annuity Association of America	06/14/16	400,000	111.97	448	429
Telecom Italia SpA	08/21/18	450,000	100.35	452	428
Tesco PLC	10/26/17	100,000	106.16	106	103
Textainer Marine Containers V, Ltd.	06/22/17	4,809,359	99.98	4,809	4,731
Tharaldson Hotel Portfolio Trust	01/22/18	732,738	99.94	732	727
Towd Point Mortgage Trust	07/22/16	1,870,392	99.86	1,868	1,829
Towd Point Mortgage Trust	07/07/17	5,643,100	100.59	5,676	5,509
Towd Point Mortgage Trust	07/26/17	1,505,586	101.01	1,521	1,482
Towd Point Mortgage Trust	01/24/19	2,216,000	99.39	2,203	2,203
Transocean Pontus, Ltd.	07/10/18	183,000	99.32	182	183
Triton Container Finance IV LLC	08/16/17	3,763,409	100.08	3,766	3,723
Triton Container Finance VI LLC	06/07/17	1,701,609	99.98	1,701	1,673
UBS AG	11/27/17	3,895,000	99.94	3,892	3,842
UBS Group Funding Switzerland AG	09/21/15	500,000	99.87	499	506
UBS Group Funding Switzerland AG	03/16/17	1,000,000	100.00	1,000	992
UBS Group Funding Switzerland AG	03/16/17	1,250,000	100.12	1,251	1,260
UBS Group Funding Switzerland AG	01/28/19	1,210,000	100.00	1,210	1,218
UniCredit SpA	01/08/19	750,000	100.00	750	767
Universal Health Services, Inc.	09/19/17	1,164,000	102.88	1,198	1,180
Univision Communications, Inc.	06/15/16	380,000	98.92	376	346
UPCB Finance IV, Ltd.	08/09/18	400,000	98.47	394	385
Upstart Securitization Trust	11/15/17	245,533	100.00	246	245
Valeant Pharmaceuticals International, Inc.	12/04/17	260,000	101.35	264	276
Valeant Pharmaceuticals International, Inc.	06/01/18	117,000	99.59	117	117
Valeant Pharmaceuticals International, Inc.	01/04/19	680,000	90.84	618	643
VOC Escrow, Ltd.	08/07/18	310,000	96.93	300	302
Voya CLO, Ltd.	03/31/17	9,480,000	100.04	9,483	9,442
Voya CLO, Ltd.	11/02/18	5,690,000	100.00	5,690	5,641

See accompanying notes which are an integral part of this quarterly report.

212 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,006
WEA Finance LLC / Westfield UK & Europe Finance PLC	09/28/15	1,025,000	99.88	1,024	1,024
Woori Bank	12/07/17	1,195,000	105.75	1,264	1,256
Worldwide Plaza Trust	10/31/17	2,648,000	102.82	2,723	2,628
ZF NA Capital, Inc.	06/13/16	620,000	101.49	629	598
					651,104
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 213

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.280
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertsons LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	5.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Express Co.	USD 3 Month LIBOR	0.650
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Argentine Republic Government International Bond	Argentina Blended Historical Policy Rate	0.000
Atlantic Aviation FBO, Inc. Term Loan B	USD 1 Month LIBOR	0.000
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Banco Santander SA	USD 3 Month LIBOR	1.120
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.630
	USD Swap Semiannual 30/360 (versus 3 Month
Bank of Montreal	LIBOR) 5 Year Rate	1.432
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays PLC	USD 3 Month LIBOR	3.804
Barclays PLC	USD 3 Month LIBOR	1.356
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.930
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	1.180
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	1.483
BNP Paribas SA	USD 3 Month LIBOR	2.567
BNP Paribas SA	USD 3 Month LIBOR	2.235
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	2.550
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	3.250
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.090
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480

See accompanying notes which are an integral part of this quarterly report.

214 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cold Storage Trust	USD 1 Month LIBOR	2.100
Comcast Corp.	USD 3 Month LIBOR	0.630
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Credit Agricole SA	USD 3 Month LIBOR	6.982
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	3.231
CWGS Group LLC Term Loan B	USD 1 Month LIBOR	2.750
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
eBay, Inc.	USD 3 Month LIBOR	0.480
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	8.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac REMICS	USD 1 Month LIBOR	8.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 215

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.600
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Ginnie Mae REMICS	USD 1 Month LIBOR	8.600
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Golden Nugget, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	2.602
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Greenwood Park CLO, Ltd.	USD 3 Month LIBOR	1.010
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GS Mortgage Securities Trust	USD 1 Month LIBOR	1.300
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
HSBC Holdings PLC	USD 3 Month LIBOR	1.535
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II 1st Lien Term Loan	USD 3 Month LIBOR	2.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.520
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.660
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lone Star Portfolio Trust	USD 1 Month LIBOR	5.850
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of this quarterly report.

216 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Madison Park Funding, Ltd.	USD 3 Month LIBOR	1.030
Marriott Ownership Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	3.256
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley	USD 3 Month LIBOR	1.140
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
NYT Mortgage Trust	USD 1 Month LIBOR	1.200
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Party City Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
PSP Capital, Inc.	USD 3 Month LIBOR	0.010
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
ServiceMaster Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
Skandinaviska Enskilda Banken AB	USD 3 Month LIBOR	0.430
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
Sound Point CLO, Ltd.	USD 3 Month LIBOR	1.000
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	0.000
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 217

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.360
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.130
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.310
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	10.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	4.344
Unitymedia Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Verizon Communications, Inc.	USD 3 Month LIBOR	0.770
Viacom, Inc.	USD 3 Month LIBOR	3.899
VICI Properties, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Voya CLO, Ltd.	USD 3 Month LIBOR	1.190
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	4.350
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.460
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo & Co.	USD 3 Month LIBOR	1.010
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
XPO Logistics, Inc. Term Loan	USD 3 Month LIBOR	2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australian 10 Year Government Bond Futures	509	AUD	67,961	03/19	(94)
Euro-BTP Futures	92	EUR	11,920	03/19	1,076
Eurodollar Futures	6	USD	861	03/19	1

See accompanying notes which are an integral part of this quarterly report.

218 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Eurodollar Futures	1,069	USD	260,275	12/19	1,219
Eurodollar Futures	343	USD	83,632	06/20	137
Eurodollar Futures	61	USD	14,884	03/21	25
Japanese Yen Currency Futures	53	USD	6,105	03/19	(10)
Long Gilt Futures	315	GBP	38,912	03/19	113
Swiss Franc Currency Futures	7	USD	883	03/19	(19)
United States 2 Year Treasury Note Futures	1,393	USD	295,775	03/19	673
United States 5 Year Treasury Note Futures	2,923	USD	335,734	03/19	4,744
United States 10 Year Treasury Note Futures	6,805	USD	833,400	03/19	21,471
United States 10 Year Ultra Treasury Note Futures	54	USD	7,057	03/19	256
United States Long Bond Futures	869	USD	127,471	03/19	5,442
United States Ultra Bond Futures	721	USD	116,170	03/19	4,279
Short Positions
Australian Dollar Currency Futures	12	USD	872	03/19	(15)
Canadian 10 Year Government Bond Futures	926	CAD	127,454	03/19	(1,652)
Euro-Bobl Futures	227	EUR	30,175	03/19	(229)
Euro-Bund Futures	1,793	EUR	297,046	03/19	(6,867)
Eurodollar Futures	203	USD	49,408	03/19	200
Euro-OAT Futures	111	EUR	16,974	03/19	(320)
Japan 10 Year Government Bond Futures	63	JPY	9,619,472	03/19	(567)
Long Gilt Futures	174	GBP	21,494	03/19	(265)
United States 2 Year Treasury Note Futures	340	USD	72,192	03/19	(209)
United States 5 Year Treasury Note Futures	179	USD	20,560	03/19	(91)
United States 10 Year Treasury Note Futures	206	USD	25,228	03/19	(342)
United States 10 Year Ultra Treasury Note Futures	177	USD	23,131	03/19	(816)
United States Long Bond Futures	661	USD	96,960	03/19	(4,352)
United States Ultra Bond Futures	208	USD	33,514	03/19	(1,788)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					22,000

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (AUD/USD)	Citigroup	Put	3,400,000	0.75	USD	3,400	03/04/19	(5)
Cross Currency Options (BRL/USD)	Citigroup	Call	900,000	3.88	USD	900	02/06/19	—
Cross Currency Options (USD/JPY)	HSBC	Put	1,800,000	106.25	USD	1,800	02/05/19	—
Cross Currency Options (USD/JPY)	HSBC	Put	2,700,000	105.50	USD	2,700	02/13/19	(1)
Cross Currency Options (USD/JPY)	Goldman Sachs	Put	3,600,000	106.50	USD	3,600	02/21/19	(5)
Cross Currency Options (ZAR/USD)	Citigroup	Call	2,700,000	14.40	USD	2,700	02/07/19	—
Eurodollar 1 Year Mid-Curve Options	Merrill Lynch	Put	271	96.88	USD	65,633	02/15/19	(2)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
BNP Paribas, CDX NA Investment
Grade Index/USD 1.000%, USD
7,570, 12/20/23	Merrill Lynch	Put	1	0.00		7,570	02/20/19	—
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	68	114.00	USD	7,752	02/22/19	(59)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	161	114.25	USD	18,394	02/22/19	(8)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	39	122.00	USD	4,758	02/22/19	(26)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	33	123.50	USD	4,076	02/22/19	(5)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	94	121.00	USD	11,374	02/22/19	(4)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	47	121.50	USD	5,711	02/22/19	(4)
United States Bond Futures	Merrill Lynch	Put	88	144.00	USD	12,672	02/22/19	(14)
Total Liability for Options Written (premiums received $332)								(133)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 219

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	12,863	CZK	290,803	02/22/19	65
Bank of America	USD	12,932	HUF	3,620,107	02/22/19	201
Bank of America	USD	21,268	PLN	80,157	02/22/19	277
Bank of America	USD	887	THB	29,034	02/22/19	43
Bank of America	USD	1,485	THB	47,243	02/22/19	28
Bank of America	USD	28,751	TRY	162,401	02/22/19	2,310
Bank of America	CZK	9,828	USD	434	02/22/19	(3)
Bank of America	CZK	12,950	USD	580	02/22/19	4
Bank of America	HUF	100,348	USD	354	02/22/19	(10)
Bank of America	HUF	150,209	USD	533	02/22/19	(12)
Bank of America	PLN	2,225	USD	590	02/22/19	(8)
Bank of America	PLN	2,913	USD	776	02/22/19	(6)
Bank of America	THB	972,889	USD	29,547	02/22/19	(1,605)
Bank of America	TRY	339	USD	61	02/22/19	(4)
Bank of America	TRY	8,199	USD	1,466	02/22/19	(102)
Barclays	USD	2,097	BRL	7,780	04/17/19	25
Barclays	USD	8,675	CAD	11,514	04/17/19	104
Barclays	USD	4,299	INR	305,000	04/16/19	(39)
Barclays	USD	56	TWD	1,711	04/17/19	—
Barclays	CNY	68,562	USD	9,943	04/17/19	(279)
Barclays	EUR	640	USD	735	04/17/19	(2)
BNP Paribas	USD	30	BRL	117	02/22/19	2
BNP Paribas	USD	83,317	JPY	9,014,802	02/22/19	(440)
BNP Paribas	USD	8,550	RUB	573,279	02/22/19	198
BNP Paribas	BRL	80,066	USD	21,289	02/22/19	(642)
BNP Paribas	RUB	26,863	USD	400	02/22/19	(10)
Brown Brothers Harriman	AUD	13,750	JPY	1,074,384	02/22/19	(241)
Brown Brothers Harriman	ILS	184,096	USD	50,080	02/22/19	(616)
Citigroup	USD	1,871	GBP	1,458	04/17/19	48
Citigroup	USD	868	INR	62,000	02/20/19	3
Citigroup	USD	366	MXN	7,000	04/17/19	(4)
Citigroup	USD	8,982	MXN	174,267	04/17/19	33
Citigroup	USD	850	NOK	7,263	02/20/19	11
Citigroup	USD	893	NOK	7,633	02/20/19	12
Citigroup	USD	19,940	NZD	29,405	02/22/19	394
Citigroup	USD	550	PEN	1,842	02/22/19	3
Citigroup	USD	2,138	RUB	145,022	04/17/19	52
Citigroup	EUR	1,610	USD	1,869	04/17/19	15
Citigroup	GBP	39,091	USD	50,359	02/22/19	(959)
Citigroup	JPY	214,098	USD	1,993	04/17/19	16
Citigroup	NZD	1,300	USD	882	02/20/19	(16)
Citigroup	PEN	71,145	USD	21,007	02/22/19	(361)
Citigroup	ZAR	12,763	USD	930	02/20/19	(29)
Commonwealth Bank of Australia	USD	4,992	EUR	4,367	02/22/19	15
Commonwealth Bank of Australia	NOK	426,764	USD	50,007	02/22/19	(638)
Goldman Sachs	USD	3	EUR	3	02/20/19	—
HSBC	USD	850	ZAR	11,603	02/20/19	21
JPMorgan Chase	USD	146	AUD	204	02/13/19	3
JPMorgan Chase	USD	324	AUD	454	02/13/19	6
JPMorgan Chase	USD	147	BRL	554	02/21/19	5
JPMorgan Chase	USD	3,342	BRL	12,530	04/17/19	76
JPMorgan Chase	USD	1,774	CAD	2,356	02/01/19	19
JPMorgan Chase	USD	8,026	CAD	10,523	02/01/19	(18)
JPMorgan Chase	USD	9,584	CAD	12,705	04/01/19	99
JPMorgan Chase	USD	188	CHF	187	02/01/19	—
JPMorgan Chase	USD	13,753	CHF	13,642	02/01/19	(35)
JPMorgan Chase	USD	267	COP	830,505	02/20/19	1
JPMorgan Chase	USD	766	CZK	17,281	02/01/19	1
JPMorgan Chase	USD	82	DKK	533	02/01/19	—
JPMorgan Chase	USD	178	EUR	156	02/13/19	1
JPMorgan Chase	USD	182	EUR	160	02/13/19	1
JPMorgan Chase	USD	2,246	GBP	1,761	02/13/19	65

See accompanying notes which are an integral part of this quarterly report.

220 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	5,875	GBP	4,499	02/13/19	28
JPMorgan Chase	USD	8,341	GBP	6,509	02/13/19	200
JPMorgan Chase	USD	638	HKD	5,007	02/01/19	—
JPMorgan Chase	USD	185	HUF	51,738	02/01/19	3
JPMorgan Chase	USD	13,545	HUF	3,770,756	02/01/19	116
JPMorgan Chase	USD	157	IDR	2,238,380	02/20/19	4
JPMorgan Chase	USD	5,702	IDR	80,804,652	02/20/19	93
JPMorgan Chase	USD	5,704	IDR	80,804,652	02/20/19	91
JPMorgan Chase	USD	1,434	JPY	155,329	02/13/19	(7)
JPMorgan Chase	USD	1,600	JPY	175,466	02/13/19	12
JPMorgan Chase	USD	1,604	JPY	175,466	02/13/19	8
JPMorgan Chase	USD	2,532	JPY	283,949	02/13/19	77
JPMorgan Chase	USD	881	JPY	96,535	02/20/19	7
JPMorgan Chase	USD	236	MXN	4,512	02/01/19	—
JPMorgan Chase	USD	2,219	MXN	43,060	02/01/19	33
JPMorgan Chase	USD	5,489	MXN	104,616	02/01/19	(19)
JPMorgan Chase	USD	2,634	NOK	22,501	02/01/19	34
JPMorgan Chase	USD	12,033	NOK	100,462	02/01/19	(121)
JPMorgan Chase	USD	10,949	NOK	93,098	04/01/19	118
JPMorgan Chase	USD	206	NZD	306	02/13/19	5
JPMorgan Chase	USD	357	NZD	525	02/13/19	6
JPMorgan Chase	USD	175	PEN	587	02/21/19	1
JPMorgan Chase	USD	100	PHP	5,232	02/20/19	—
JPMorgan Chase	USD	2,131	PLN	7,999	02/01/19	18
JPMorgan Chase	USD	3,241	PLN	12,302	02/01/19	64
JPMorgan Chase	USD	3,260	PLN	12,310	02/01/19	47
JPMorgan Chase	USD	7,314	PLN	27,483	04/01/19	81
JPMorgan Chase	USD	3,121	SEK	27,817	02/01/19	(47)
JPMorgan Chase	USD	13,697	SEK	124,102	02/01/19	19
JPMorgan Chase	USD	16,618	SEK	149,863	04/01/19	19
JPMorgan Chase	USD	122	SGD	166	02/01/19	1
JPMorgan Chase	USD	295	SGD	401	02/01/19	3
JPMorgan Chase	USD	21,009	SGD	28,441	02/01/19	118
JPMorgan Chase	USD	187	THB	5,939	02/20/19	3
JPMorgan Chase	AUD	2,752	USD	1,962	02/13/19	(38)
JPMorgan Chase	AUD	5,181	USD	3,717	02/13/19	(49)
JPMorgan Chase	AUD	39,022	USD	28,164	02/13/19	(205)
JPMorgan Chase	BRL	3,330	USD	885	02/08/19	(26)
JPMorgan Chase	BRL	4,313	USD	1,162	02/20/19	(19)
JPMorgan Chase	BRL	9,908	USD	2,670	02/20/19	(44)
JPMorgan Chase	BRL	9,908	USD	2,650	02/21/19	(64)
JPMorgan Chase	CAD	174	USD	130	02/01/19	(2)
JPMorgan Chase	CAD	12,705	USD	9,570	02/01/19	(99)
JPMorgan Chase	CHF	2,533	USD	2,585	02/01/19	38
JPMorgan Chase	CHF	11,296	USD	11,366	02/01/19	7
JPMorgan Chase	CHF	13,642	USD	13,831	04/01/19	38
JPMorgan Chase	COP	635,580	USD	202	02/20/19	(2)
JPMorgan Chase	COP	3,018,387	USD	953	02/20/19	(18)
JPMorgan Chase	COP	6,857,245	USD	2,172	02/20/19	(35)
JPMorgan Chase	COP	9,783,409	USD	3,125	02/20/19	(24)
JPMorgan Chase	COP	6,857,245	USD	2,165	02/22/19	(42)
JPMorgan Chase	CZK	17,281	USD	765	02/01/19	(3)
JPMorgan Chase	CZK	17,281	USD	768	04/01/19	(1)
JPMorgan Chase	DKK	533	USD	82	02/01/19	—
JPMorgan Chase	EUR	1,704	USD	1,960	02/13/19	8
JPMorgan Chase	EUR	2,173	USD	2,493	02/13/19	4
JPMorgan Chase	EUR	3,850	USD	4,380	02/13/19	(30)
JPMorgan Chase	EUR	18,626	USD	21,311	02/13/19	(25)
JPMorgan Chase	GBP	132	USD	171	02/13/19	(2)
JPMorgan Chase	HKD	916	USD	117	02/01/19	—
JPMorgan Chase	HKD	4,091	USD	523	02/01/19	1
JPMorgan Chase	HKD	5,007	USD	640	04/01/19	—
JPMorgan Chase	HUF	699,838	USD	2,491	02/01/19	(44)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 221

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	HUF	3,122,656	USD	11,011	02/01/19	(302)
JPMorgan Chase	HUF	3,770,756	USD	13,602	04/01/19	(116)
JPMorgan Chase	IDR	166,101,007	USD	11,726	02/20/19	(185)
JPMorgan Chase	JPY	48,578	NZD	650	02/20/19	5
JPMorgan Chase	JPY	11,560	USD	106	02/13/19	—
JPMorgan Chase	MXN	3,071	USD	160	02/01/19	—
JPMorgan Chase	MXN	42,979	USD	2,226	02/01/19	(21)
JPMorgan Chase	MXN	106,138	USD	5,241	02/01/19	(310)
JPMorgan Chase	MXN	104,616	USD	5,440	04/01/19	15
JPMorgan Chase	NOK	1,664	USD	194	02/01/19	(4)
JPMorgan Chase	NOK	7,185	USD	836	02/01/19	(16)
JPMorgan Chase	NOK	21,016	USD	2,453	02/01/19	(39)
JPMorgan Chase	NOK	93,098	USD	10,919	02/01/19	(119)
JPMorgan Chase	NZD	4,148	USD	2,787	02/13/19	(81)
JPMorgan Chase	NZD	5,488	USD	3,726	02/13/19	(68)
JPMorgan Chase	NZD	50,269	USD	34,551	02/13/19	(202)
JPMorgan Chase	PEN	31,577	USD	9,442	02/20/19	(42)
JPMorgan Chase	PEN	13,625	USD	4,072	02/21/19	(20)
JPMorgan Chase	PEN	31,577	USD	9,417	02/21/19	(67)
JPMorgan Chase	PEN	13,625	USD	4,063	02/22/19	(29)
JPMorgan Chase	PLN	592	USD	157	02/01/19	(2)
JPMorgan Chase	PLN	4,536	USD	1,211	02/01/19	(7)
JPMorgan Chase	PLN	27,483	USD	7,300	02/01/19	(84)
JPMorgan Chase	SEK	2,056	USD	228	02/01/19	1
JPMorgan Chase	SEK	149,863	USD	16,538	02/01/19	(25)
JPMorgan Chase	SGD	4,765	USD	3,516	02/01/19	(23)
JPMorgan Chase	SGD	6,246	USD	4,555	02/01/19	(84)
JPMorgan Chase	SGD	17,997	USD	13,037	02/01/19	(333)
JPMorgan Chase	SGD	28,441	USD	21,033	04/01/19	(121)
JPMorgan Chase	THB	92,649	USD	2,921	02/20/19	(46)
JPMorgan Chase	THB	92,649	USD	2,924	02/20/19	(42)
JPMorgan Chase	THB	439,090	USD	13,749	02/20/19	(310)
Royal Bank of Canada	USD	5,393	JPY	585,179	02/22/19	(14)
State Street	USD	19,981	AUD	27,845	02/22/19	265
State Street	USD	1,481	BRL	5,514	02/22/19	29
State Street	USD	21,110	HKD	164,860	02/22/19	(84)
State Street	USD	8,424	IDR	124,758,203	02/22/19	521
State Street	USD	257	KRW	289,538	02/22/19	3
State Street	USD	271	KRW	303,484	02/22/19	2
State Street	USD	8,413	MXN	172,465	02/22/19	584
State Street	USD	524	MYR	2,183	02/22/19	11
State Street	USD	981	MYR	4,019	02/22/19	4
State Street	USD	709	PEN	2,367	02/22/19	2
State Street	USD	640	PHP	34,087	02/22/19	13
State Street	USD	738	PHP	38,502	02/22/19	—
State Street	USD	199	TWD	6,091	02/22/19	—
State Street	USD	229	TWD	7,055	02/22/19	1
State Street	USD	8,592	ZAR	121,957	02/22/19	585
State Street	CHF	68,970	USD	69,921	02/22/19	448
State Street	HKD	3,727	USD	476	02/22/19	—
State Street	HKD	3,947	USD	506	02/22/19	2
State Street	IDR	5,304,684	USD	360	02/22/19	(20)
State Street	IDR	6,822,489	USD	480	02/22/19	(9)
State Street	KRW	9,546,403	USD	8,477	02/22/19	(106)
State Street	MXN	5,486	USD	270	02/22/19	(16)
State Street	MXN	13,776	USD	720	02/22/19	1
State Street	MYR	88,325	USD	21,068	02/22/19	(573)
State Street	PHP	1,118,380	USD	21,074	02/22/19	(355)
State Street	RUB	9,456	USD	141	02/22/19	(4)
State Street	TWD	260,291	USD	8,520	02/22/19	35
State Street	ZAR	5,000	USD	345	02/22/19	(32)
State Street	ZAR	5,882	USD	425	02/22/19	(17)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,984)

See accompanying notes which are an integral part of this quarterly report.

222 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
				Brazil Interbank Deposit
Citigroup	BRL	6,411	8.410%(5)	Rate(5)	01/02/20	4	43	47
				Brazil Interbank Deposit
Citigroup	BRL	12,200	8.410%(5)	Rate(5)	01/02/20	2	87	89
				Brazil Interbank Deposit
Citigroup	BRL	13,500	8.410%(5)	Rate(5)	01/02/20	4	94	98
				Brazil Interbank Deposit
Citigroup	BRL	20,700	8.410%(5)	Rate(5)	01/02/20	11	140	151
				Brazil Interbank Deposit
Citigroup	BRL	59,800	8.410%(5)	Rate(5)	01/02/20	—	436	436
JPMorgan Chase	CZK	22,200	Six Month PRIBOR(3)	0.490%(4)	06/19/25	—	78	78
JPMorgan Chase	CZK	62,500	Six Month PRIBOR(3)	1.925%(4)	06/19/25	—	(30)	(30)
JPMorgan Chase	CZK	87,000	Six Month PRIBOR(3)	0.495%(4)	06/19/25	—	304	304
JPMorgan Chase	CZK	181,000	Six Month PRIBOR(3)	1.280%(4)	06/19/25	—	239	239
			Federal Fund
Merrill Lynch	USD	47,000	Effective Rate(2)	2.600%(3)	12/31/20	(58)	291	233
				Federal Fund Effective
Merrill Lynch	USD	47,000	2.600%(3)	Rate(2)	12/31/20	150	85	235
				Mexico Interbank 28
Merrill Lynch	MXN	1,010,000	7.351%(1)	Day Deposit Rate(1)	04/05/21	(30)	(911)	(941)
Merrill Lynch	GBP	7,756	Six Month LIBOR(3)	1.271%(3)	10/26/21	4	(24)	(20)
Merrill Lynch	USD	73,100	3.230%(3)	Three Month LIBOR(2)	12/18/21	118	898	1,016
Merrill Lynch	USD	33,900	2.850%(3)	Three Month LIBOR(2)	08/31/22	(10)	371	361
			Federal Fund
Merrill Lynch	USD	38,300	Effective Rate(2)	Three Month LIBOR(2)	03/20/24	—	69	69
Merrill Lynch	USD	16,100	Three Month LIBOR(2)	3.300%(3)	12/18/29	(83)	(751)	(834)
Merrill Lynch	USD	13,400	3.000%(3)	Three Month LIBOR(2)	02/15/36	22	336	358
Merrill Lynch	USD	10,400	Three Month LIBOR(2)	3.330%(3)	02/15/44	—	(971)	(971)
Merrill Lynch	USD	8,732	Three Month LIBOR(2)	2.875%(3)	05/15/44	37	(111)	(74)
Merrill Lynch	USD	9,916	Three Month LIBOR(2)	3.000%(3)	05/15/44	(12)	(302)	(314)
Total Open Interest Rate Swap Contracts (å)						159	371	530

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD	37,400	5.000%(2)	12/20/23	741	1,461	2,202
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	1,480	(5.000%)(2)	12/20/22	(80)	(18)	(98)
CDX NA Investment Grade
Index	Goldman Sachs	Sell	USD	142,000	1.000%(2)	12/20/23	630	1,497	2,127
CDX NA Investment Grade
Index	Merrill Lynch	Sell	USD	69,800	1.000%(2)	12/20/23	685	382	1,067
iTraxx Europe Crossover
Index	Goldman Sachs	Sell	EUR	35,400	5.000%(2)	12/20/23	2,633	719	3,352
Total Open Credit Indices Contracts (å)							4,609	4,041	8,650

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 223

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical Expedient
Portfolio Summary	Level 1	Level 2	Level 3	(a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$224,286	$3,123	$—	$227,409
Corporate Bonds and Notes	—	806,681	—	—	806,681
International Debt	—	336,891	—	—	336,891
Loan Agreements	—	18,722	—	—	18,722
Mortgage-Backed Securities	—	1,071,127	16,649	—	1,087,776
Municipal Bonds	—	3,137	—	—	3,137
Non-US Bonds	—	181,405	—	—	181,405
United States Government Treasuries	—	1,154,403	—	—	1,154,403
Common Stocks	—	—	—	—	—
Options Purchased	24	83	—	—	107
Short-Term Investments	—	240,970	—	130,403	371,373
Total Investments	24	4,037,705	19,772	130,403	4,187,904

Other Financial Instruments
Assets
Futures Contracts	39,636	—	—	—	39,636
Foreign Currency Exchange Contracts	—	7,989	—	—	7,989
Interest Rate Swap Contracts	—	3,714	—	—	3,714
Credit Default Swap Contracts	—	8,748	—	—	8,748

Liabilities
Futures Contracts	(17,636)	—	—	—	(17,636)
Options Written	(122)	(11)	—	—	(133)
Foreign Currency Exchange Contracts	—	(10,973)	—	—	(10,973)
Interest Rate Swap Contracts	—	(3,184)	—	—	(3,184)
Credit Default Swap Contracts	—	(98)	—	—	(98)
Total Other Financial Instruments*	$21,878	$6,185	$—	$—	$28,063

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	5,015
Australia	27,137
Austria	2,432

See accompanying notes which are an integral part of this quarterly report.

224 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Bermuda	2,850
Brazil	25,201
Canada	27,889
Cayman Islands	90,267
Chile	4,924
China	2,473
Colombia	26,719
Curacao	364
Denmark	952
Ecuador	443
Egypt	533
Finland	3,244
France	13,223
Germany	1,055
Guernsey	762
Indonesia	3,518
Ireland	20,178
Italy	9,827
Japan	7,690
Jersey	506
Kazakhstan	267
Kenya	663
Kuwait	1,052
Luxembourg	5,592
Malaysia	14,290
Mexico	43,530
Morocco	323
Netherlands	44,262
New Zealand	25,174
Nigeria	594
Norway	3,805
Panama	1,258
Peru	18,332
Poland	6,053
Russia	6,811
Singapore	21,659
South Korea	3,477
Spain	2,759
Sweden	4,124
Switzerland	10,888
Thailand	1,031
United Arab Emirates	1,848
United Kingdom	45,261
United States	3,647,103
Virgin Islands, British	546
Total Investments	4,187,904

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 225

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 95.5%			Series 2007-4 Class A4W
			5.479% due 04/25/47	3,893	3,934
Asset-Backed Securities - 7.6%			Credit-Based Asset Servicing &
ACE Securities Corp.			Securitization LLC
Series 2007-SL2 Class A			Series 2004-CB7 Class AF5
3.556% due 05/25/37	1,875	1,864	4.685% due 10/25/34 (~)	126	127
ACE Securities Corp. Home Equity Loan
Trust			Dryden Senior Loan Fund
			Series 2018-53A Class A
Series 2005-HE3 Class M2			3.907% due 01/15/31 (Þ)	1,600	1,592
1.453% due 05/25/35 (Ê)	440	440
ACE Securities Corp. Mortgage Loan			Encore Credit Receivables Trust
Trust			Series 2005-3 Class M2
Series 2007-D1 Class A2			2.951% due 10/25/35 (Ê)	14	14
6.336% due 02/25/38 (~)(Þ)	678	623	Ford Credit Auto Owner Trust
American Express Credit Account			Series 2017-B Class A2A
Master Trust			1.490% due 05/15/20	107	107
Series 2017-1 Class A			Freddie Mac REMICS
1.930% due 09/15/22	705	699	Series 2002-2533 Class Z
Series 2017-6 Class A			5.500% due 12/15/32	714	770
2.040% due 05/15/23	921	910	Greenpoint Manufactured Housing
AmeriCredit Automobile Receivables			Contract Trust
Trust			Series 2000-4 Class A3
Series 2014-4 Class C			3.010% due 08/21/31 (Ê)	950	932
2.470% due 11/09/20	229	229	Home Equity Asset Trust
Series 2017-4 Class A2A			Series 2005-7 Class M1
1.830% due 05/18/21	392	391	0.620% due 01/25/36 (Ê)	2,415	2,417
Series 2018-1 Class A2A			Series 2005-9 Class M1
2.710% due 07/19/21	302	302	0.580% due 04/25/36 (Ê)	470	465
Bank of America Credit Card Trust			Long Beach Mortgage Loan Trust
Series 2017-A1 Class A1			Series 2004-1 Class M1
1.950% due 08/15/22	487	483	2.966% due 02/25/34 (Ê)	458	453
Blackbird Capital Aircraft Lease			Series 2005-2 Class M4
Securitization, Ltd.			1.921% due 04/25/35 (Ê)	243	244
Series 2016-1A Class AA			Magnetite XVIII, Ltd.
2.487% due 12/16/41 (~)(Þ)	3,514	3,408	Series 2016-18A Class AR
CAL Funding III, Ltd.			3.696% due 11/15/28 (Ê)(Þ)	1,786	1,779
Series 2017-1A Class A			Master Asset-Backed Securities Trust
3.620% due 06/25/42 (Þ)	4,093	4,065	Series 2005-WMC1 Class M4
Capital Auto Receivables Asset Trust			3.161% due 03/25/35 (Ê)	634	637
Series 2017-1 Class A2			Morgan Stanley ABS Capital I, Inc. Trust
1.760% due 06/22/20 (Þ)	82	82	Series 2003-NC7 Class M1
Series 2018-1 Class A2B			1.821% due 06/25/33 (Ê)	73	73
2.676% due 10/20/20 (Þ)	2,249	2,247	OneMain Financial Issuance Trust
Capital Auto Receivables Trust			Series 2017-1A Class A1
Series 2015-1 Class C			2.370% due 09/14/23 (Þ)	4,091	4,031
2.820% due 05/20/20	362	362	Series 2018-1A Class A
Capital One Multi-Asset Execution Trust			3.300% due 03/14/29 (Þ)	2,040	2,041
Series 2016-A5 Class A5			Option One Mortgage Loan Trust
1.660% due 06/17/24	3,745	3,639	Series 2004-3 Class M1
Series 2017-A1 Class A1			1.314% due 11/25/34 (Ê)	777	773
2.000% due 01/17/23	521	517	Santander Drive Auto Receivables Trust
Series 2017-A4 Class A4			Series 2015-2 Class C
1.990% due 07/17/23	336	332	2.440% due 04/15/21	831	831
Chase Issuance Trust			Series 2015-3 Class C
Series 2012-A4 Class A4			2.740% due 01/15/21	222	222
1.580% due 08/16/21	1,240	1,232	Series 2015-5 Class C
Citibank Credit Card Issuance Trust			2.740% due 12/15/21	1,003	1,002
Series 2014-A5 Class A5			SoFi Professional Loan Program LLC
2.680% due 06/07/23	630	628	Series 2015-D Class A2
Conseco Financial Corp.			2.720% due 10/27/36 (Þ)	2,808	2,773
Series 1996-10 Class M1			Series 2017-E Class A2A
7.240% due 11/15/28 (~)	2,604	2,741	1.860% due 11/26/40 (Þ)	379	374
Countrywide Asset-Backed Certificates			Series 2017-F Class A2FX
Series 2005-3 Class MV5			2.840% due 01/25/41 (Þ)	3,806	3,734
1.661% due 08/25/35 (Ê)	1,183	1,184	Series 2018-A Class A2A

See accompanying notes which are an integral part of this quarterly report.

226 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.390% due 02/25/42 (Þ)	345	342	3.350% due 10/01/20	575	574
Series 2018-A Class A2B			American Express Co.
2.950% due 02/25/42 (Þ)	3,806	3,733	2.200% due 10/30/20	410	405
Series 2018-B Class A1FX			Series FIX
2.640% due 08/25/47 (Þ)	917	913	3.700% due 08/03/23	895	909
Structured Asset Investment Loan Trust			American Homes 4 Rent LP
Series 2005-HE3 Class M1			4.250% due 02/15/28	602	580
2.936% due 09/25/35 (Ê)	800	803	American Tower Corp.
Textainer Marine Containers, Ltd.			3.300% due 02/15/21	522	522
Series 2017-1A Class A			American Tower Trust #1
3.720% due 05/20/42 (Þ)	969	960	3.070% due 03/15/23 (Þ)	355	350
Towd Point Mortgage Trust			Amgen, Inc.
Series 2017-1 Class A1			2.650% due 05/11/22	511	504
2.750% due 10/25/56 (~)(Þ)	436	427	6.400% due 02/01/39	415	491
Series 2017-2 Class A1			Anadarko Petroleum Corp.
2.750% due 04/25/57 (~)(Þ)	689	675	6.450% due 09/15/36	752	856
Series 2017-4 Class A1			Anheuser-Busch InBev Finance, Inc.
2.750% due 06/25/57 (~)(Þ)	328	321	2.650% due 02/01/21	1,044	1,040
Series 2017-6 Class A1			3.300% due 02/01/23	805	803
2.750% due 10/25/57 (~)(Þ)	1,127	1,097	Anheuser-Busch InBev Worldwide, Inc.
Series 2019-1 Class A1			3.750% due 01/15/22	563	573
3.750% due 03/25/58 (Š)(Þ)	977	971	4.150% due 01/23/25	590	606
Triton Container Finance IV LLC			4.750% due 01/23/29	880	914
Series 2017-2A Class A			4.375% due 04/15/38	710	649
3.620% due 08/20/42 (Þ)	652	645	5.800% due 01/23/59	880	924
Triton Container Finance V LLC			Anthem, Inc.
Series 2018-1A Class A			5.950% due 12/15/34	260	297
3.950% due 03/20/43 (Þ)	4,856	4,861
			Aon Corp.
Triton Container Finance VI LLC			8.205% due 01/01/27	412	474
Series 2017-1A Class A
3.520% due 06/20/42 (Þ)	296	291	Apollo Management Holdings, LP
			4.000% due 05/30/24 (Þ)	695	690
Voya CLO, Ltd.			4.400% due 05/27/26 (Þ)	355	359
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ)	1,000	991	5.000% due 03/15/48 (Þ)	730	707
			Apple, Inc.

Corporate Bonds and Notes - 19.5%		72,733	2.400% due 05/03/23	546	537
			Associated Bank
21st Century Fox America, Inc.			Series BKNT
4.500% due 02/15/21	500	512	3.500% due 08/13/21	805	805
6.900% due 08/15/39	370	495	AT&T, Inc.
3M Co.			6.500% due 09/01/37	460	516
1.625% due 09/19/21	547	530	5.450% due 03/01/47	330	338
ABB Treasury Center, Inc.			Series WI
4.000% due 06/15/21 (Þ)	407	416	4.300% due 02/15/30	2,270	2,243
Abbott Laboratories			8.750% due 11/15/31	415	541
2.900% due 11/30/21	572	572
			Athene Global Funding
AbbVie, Inc.			2.750% due 04/20/20 (Þ)	1,475	1,463
2.500% due 05/14/20	513	510
			AutoNation, Inc.
2.300% due 05/14/21	542	532	3.800% due 11/15/27	775	693
Allergan, Inc.			Avnet, Inc.
2.800% due 03/15/23	554	534	4.875% due 12/01/22	740	757
Altria Group, Inc.			4.625% due 04/15/26	523	515
4.750% due 05/05/21	504	520
10.200% due 02/06/39	579	837	AXA Equitable Holdings, Inc.
			Series WI
Amazon. com, Inc.			5.000% due 04/20/48	400	373
Series WI			Bank of America Corp.
2.800% due 08/22/24	591	587	2.328% due 10/01/21	290	286
5.200% due 12/03/25	415	467
American Airlines, Inc. Pass-Through			3.366% due 01/23/26	995	982
Certificates Trust			6.110% due 01/29/37	375	439
Series AA Class AA			Series L
3.200% due 06/15/28	639	602	2.250% due 04/21/20	507	504
American Campus Communities			Bank of America NA
Operating Partnership LP			Series BKNT

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 227

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 10/15/36	560	669	6.384% due 10/23/35	1,355	1,449
Bank One Corp.			6.484% due 10/23/45	270	291
8.750% due 09/01/30	405	548	6.834% due 10/23/55	482	521
BAT Capital Corp.			Chevron Corp.
Series WI			2.419% due 11/17/20	532	532
2.297% due 08/14/20	534	527	Cigna Corp.
3.557% due 08/15/27	900	822	3.200% due 09/17/20 (Þ)	375	375
Bayer US Finance II LLC			4.125% due 11/15/25 (Þ)	310	316
3.500% due 06/25/21 (Þ)	1,073	1,070	4.800% due 08/15/38 (Þ)	450	459
4.375% due 12/15/28 (Þ)	650	637	Cigna Holding Co.
4.700% due 07/15/64 (Þ)	765	608	3.050% due 10/15/27	325	301
Bayer US Finance LLC			Cisco Systems, Inc.
3.375% due 10/08/24 (Þ)	1,173	1,125	2.450% due 06/15/20	507	506
Becton Dickinson and Co.			Citigroup, Inc.
3.734% due 12/15/24	530	528	8.125% due 07/15/39	610	890
Berkshire Hathaway Energy Co.			4.650% due 07/23/48	540	567
5.150% due 11/15/43	483	531	Citizens Financial Group, Inc.
Berkshire Hathaway, Inc.			2.375% due 07/28/21	475	464
3.125% due 03/15/26	543	540	CNH Industrial Capital LLC
BGC Partners, Inc.			3.875% due 10/15/21	525	524
Series WI			Coca-Cola Co. (The)
5.375% due 07/24/23	305	311	1.875% due 10/27/20	591	583
BMW US Capital LLC			Columbia Pipeline Group, Inc.
3.450% due 04/12/23 (Þ)	890	897	Series WI
BP Capital Markets America, Inc.			4.500% due 06/01/25	524	534
4.500% due 10/01/20	556	572	Comcast Cable Communications
3.216% due 11/28/23	630	631	Holdings, Inc.
3.796% due 09/21/25	510	526	9.455% due 11/15/22	424	520
Branch Banking and Trust Co.			Comcast Corp.
Series BKNT			3.600% due 03/01/24	527	537
2.250% due 06/01/20	509	504	3.417% due 04/15/24 (Ê)	375	370
Braskem America Finance Co.			6.550% due 07/01/39	515	642
7.125% due 07/22/41 (Þ)	25	28	Constellation Brands, Inc.
Brighthouse Financial, Inc.			4.750% due 11/15/24	505	533
Series WI			4.400% due 11/15/25	600	618
3.700% due 06/22/27	475	415	Costco Wholesale Corp.
Broadcom Corp. / Broadcom Cayman			2.150% due 05/18/21	536	529
Finance, Ltd.			Cox Communications, Inc.
Series WI			3.250% due 12/15/22 (Þ)	610	603
3.875% due 01/15/27	538	496	6.450% due 12/01/36 (Þ)	870	934
Burlington Northern Santa Fe LLC			Crown Castle International Corp.
3.400% due 09/01/24	508	516	5.250% due 01/15/23	492	518
Camden Property Trust			CubeSmart, LP
4.100% due 10/15/28	380	389	4.375% due 02/15/29	405	406
Carlyle Holdings II Finance LLC			CVS Health Corp.
5.625% due 03/30/43 (Þ)	245	242	3.350% due 03/09/21	500	502
Caterpillar Financial Services Corp.			4.100% due 03/25/25	335	341
Series GMTN			4.300% due 03/25/28	710	719
1.850% due 09/04/20	538	530	4.780% due 03/25/38	1,040	1,045
CBS Corp.
3.700% due 08/15/24	620	610	5.050% due 03/25/48	690	709
7.875% due 07/30/30	715	916	Delhaize America, Inc.
Celanese US Holdings LLC			9.000% due 04/15/31	247	335
5.875% due 06/15/21	200	209	Dell International LLC / EMC Corp.
Celgene Corp.			8.350% due 07/15/46 (Þ)	745	883
3.900% due 02/20/28	815	807	Deutsche Bank AG
			2.700% due 07/13/20	533	522
CenterPoint Energy, Inc.			2.950% due 08/20/20	329	322
3.600% due 11/01/21	305	308
Charter Communications Operating LLC			Devon Financing Co. LLC
/ Charter Communications Operating			7.875% due 09/30/31	615	771
Capital			Diamond 1 Finance Corp. / Diamond 2
Series WI			Finance Corp
4.908% due 07/23/25	730	751	8.100% due 07/15/36 (Þ)	1,605	1,850
			Digital Realty Trust, LP

See accompanying notes which are an integral part of this quarterly report.

228 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			3.096% due 05/04/23	630	570
3.400% due 10/01/20	384	385	Series FXD
Discover Bank			3.813% due 10/12/21	600	584
Series BKNT			Freeport-McMoRan, Inc.
4.650% due 09/13/28	1,000	1,013	4.550% due 11/14/24	440	422
Discovery Communications LLC			5.450% due 03/15/43	685	589
6.350% due 06/01/40	625	669	Fresenius Medical Care US Finance II,
Dominion Energy, Inc.			Inc.
2.579% due 07/01/20	528	525	5.875% due 01/31/22 (Þ)	485	507
Domtar Corp.			GE Capital International Funding Co.
6.750% due 02/15/44	397	383	Unlimited Co.
Dow Chemical Co. (The)			Series WI
3.500% due 10/01/24	539	534	4.418% due 11/15/35	1,203	1,075
DowDuPont, Inc.			General Electric Co.
4.205% due 11/15/23	553	573	2.700% due 10/09/22	546	523
5.319% due 11/15/38	555	598	General Mills, Inc.
Duke Energy Corp.			3.150% due 12/15/21	524	523
3.750% due 04/15/24	525	534	General Motors Co.
Duke Energy Progress LLC			4.875% due 10/02/23	710	723
3.000% due 09/15/21	850	853	General Motors Financial Co. , Inc.
Ecolab, Inc.			4.200% due 11/06/21	550	554
4.350% due 12/08/21	510	528	3.450% due 04/10/22	495	486
EI du Pont de Nemours & Co.			Georgia Power Co.
3.266% due 05/01/20 (Ê)	365	366	4.300% due 03/15/43	580	539
EMD Finance LLC			Series C
2.950% due 03/19/22 (Þ)	534	528	2.000% due 09/08/20	433	427
Energy Transfer Operating, LP			Gilead Sciences, Inc.
4.500% due 04/15/24	265	271	2.550% due 09/01/20	395	393
5.250% due 04/15/29	1,150	1,191	GlaxoSmithKline Capital, Inc.
6.050% due 06/01/41	415	422	2.800% due 03/18/23	539	535
EnLink Midstream Partners, LP			GLP Capital, LP / GLP Financing II, Inc.
5.050% due 04/01/45	820	677	5.300% due 01/15/29	539	545
5.450% due 06/01/47	395	340	Goldman Sachs Group, Inc. (The)
Enterprise Products Operating LLC			3.272% due 09/29/25	1,225	1,188
4.050% due 02/15/22	527	540	4.223% due 05/01/29	494	496
5.950% due 02/01/41	460	526	6.750% due 10/01/37	890	1,084
EOG Resources, Inc.			Series D
2.450% due 04/01/20	315	313	6.000% due 06/15/20	547	568
EQM Midstream Partners, LP			Hasbro, Inc.
Series 10Y			6.350% due 03/15/40	535	552
5.500% due 07/15/28	950	960	Hess Corp.
Equifax, Inc.			6.000% due 01/15/40	385	378
Series 5Y			Hewlett Packard Enterprise Co.
3.950% due 06/15/23	1,180	1,187	3.500% due 10/05/21	755	761
ERP Operating, LP			4.400% due 10/15/22 (Þ)	1	1
4.150% due 12/01/28	555	575	Series WI
Evergy, Inc.			6.350% due 10/15/45	527	539
5.292% due 06/15/22 (~)	805	839	Home Depot, Inc. (The)
Exelon Corp.			2.625% due 06/01/22	537	535
3.497% due 06/01/22	533	530	Honeywell International, Inc.
Exelon Generation Co. LLC			1.850% due 11/01/21	547	534
5.600% due 06/15/42	585	572	HSBC Bank NA
Express Scripts Holding Co.			Series BKNT
3.900% due 02/15/22	500	508	5.875% due 11/01/34	575	670
Exxon Mobil Corp.			7.000% due 01/15/39	620	808
2.726% due 03/01/23	583	582	HSBC USA, Inc.
Farmers Exchange Capital III			7.200% due 07/15/97	194	243
5.454% due 10/15/54 (Þ)	410	384	IBM Credit LLC
FedEx Corp.			1.800% due 01/20/21	540	527
4.500% due 02/01/65	569	501	Intel Corp.
Fifth Third Bancorp			3.300% due 10/01/21	518	528
3.650% due 01/25/24	650	653	Intercontinental Exchange, Inc.
Ford Motor Credit Co. LLC			4.250% due 09/21/48	285	288

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 229

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
International Business Machines Corp.			4.125% due 05/07/28	500	507
1.625% due 05/15/20	512	505	Morgan Stanley
International Paper Co.			4.179% due 10/24/23 (Ê)	1,685	1,708
8.700% due 06/15/38	270	364	Series GMTN
7.300% due 11/15/39	744	904	3.750% due 02/25/23	470	478
Jefferies Group LLC			4.431% due 01/23/30	710	737
6.500% due 01/20/43	498	485	MPLX, LP
John Deere Capital Corp.			4.800% due 02/15/29	540	552
2.375% due 07/14/20	450	448	4.500% due 04/15/38	900	837
Johnson & Johnson			5.500% due 02/15/49	235	239
2.050% due 03/01/23	407	395	Series 0006
JPMorgan Chase & Co.			5.200% due 03/01/47	95	93
4.400% due 07/22/20	505	515	Series WI
3.875% due 09/10/24	1,245	1,263	4.500% due 07/15/23	280	289
4.203% due 07/23/29	420	430	Mutual of Omaha Insurance Co.
4.452% due 12/05/29	345	361	4.297% due 07/15/54 (Þ)	295	300
6.400% due 05/15/38	260	327	Mylan NV
Keurig Dr Pepper, Inc.			Series WI
4.057% due 05/25/23 (Þ)	994	1,004	3.950% due 06/15/26	860	813
KeyBank NA			National Oilwell Varco, Inc.
Series BKNT			2.600% due 12/01/22	675	647
3.300% due 02/01/22	360	362	NBCUniversal Media LLC
Kinder Morgan, Inc.			4.375% due 04/01/21	508	523
5.550% due 06/01/45	310	325	Nevada Power Co.
KKR Group Finance Co. III LLC			Series R
5.125% due 06/01/44 (Þ)	670	670	6.750% due 07/01/37	313	404
Kohl's Corp.			New Cingular Wireless Services, Inc.
5.550% due 07/17/45	1,295	1,204	8.750% due 03/01/31	407	532
Kraft Heinz Foods Co.			Newell Brands, Inc.
4.875% due 02/15/25 (Þ)	920	938	Series WI
6.875% due 01/26/39	330	375	5.000% due 11/15/23	1,170	1,188
Series WI			Newmark Group, Inc.
5.000% due 07/15/35	518	497	6.125% due 11/15/23 (Þ)	685	684
Kroger Co. (The)			NextEra Energy Capital Holdings, Inc.
2.950% due 11/01/21	570	566	3.625% due 06/15/23	421	417
Land O' Lakes, Inc.			Northern Natural Gas Co.
6.000% due 11/15/22 (Þ)	700	716	4.100% due 09/15/42 (Þ)	444	425
Lehman Brothers Holdings Capital Trust			Northrop Grumman Corp.
VII			2.550% due 10/15/22	546	536
5.857% due 11/29/49 (ƒ)(Ø)(Š)	1,450	—	ONEOK, Inc.
Leucadia National Corp.			7.500% due 09/01/23	459	520
5.500% due 10/18/23	370	387	Oracle Corp.
Liberty Property, LP			2.625% due 02/15/23	534	528
4.750% due 10/01/20	488	497	Pacific Bell Telephone Co.
Lowe's Cos. , Inc.			7.125% due 03/15/26	440	498
3.800% due 11/15/21	515	523	Pacific Gas and Electric Co.
LyondellBasell Industries NV			4.650% due 08/01/28 (Ø)(Þ)	525	436
5.750% due 04/15/24	546	590	Pacific Life Insurance Co.
Marathon Petroleum Corp.			4.300% due 10/24/67 (Þ)	255	222
5.000% due 09/15/54	519	478	PacifiCorp
Marvell Technology Group, Ltd.			2.950% due 02/01/22	395	395
4.200% due 06/22/23	510	509	3.350% due 07/01/25	529	517
Masco Corp.			PepsiCo, Inc.
4.375% due 04/01/26	524	524	2.750% due 03/01/23	533	532
McDonald's Corp.			Philip Morris International, Inc.
2.625% due 01/15/22	579	575	6.375% due 05/16/38	705	840
Mercury General Corp.			Series NCD
4.400% due 03/15/27	325	318	2.375% due 08/17/22	1,121	1,095
Microsoft Corp.			Phillips 66
2.875% due 02/06/24	532	535	4.875% due 11/15/44	505	523
MidAmerican Energy Co.			PNC Bank NA
3.500% due 10/15/24	523	533	Series BKNT
Mondelez International, Inc.			2.000% due 05/19/20	511	506

See accompanying notes which are an integral part of this quarterly report.

230 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Precision Castparts Corp.			Sprint Spectrum Co. LLC / Sprint
2.500% due 01/15/23	540	526	Spectrum Co. II LLC / Sprint
Procter & Gamble Co. (The)			Spectrum Co. III LLC
2.300% due 02/06/22	510	505	3.360% due 09/20/21 (Þ)	337	335
Progress Energy, Inc.			4.738% due 03/20/25 (Þ)	1,430	1,426
7.750% due 03/01/31	443	590	Starbucks Corp.
Prudential Financial, Inc.			2.200% due 11/22/20	450	445
5.700% due 09/15/48	420	404	Sunoco Logistics Partners Operations,
PSEG Power LLC			LP
8.625% due 04/15/31	412	541	5.400% due 10/01/47	345	326
Public Service Co. of Oklahoma			SunTrust Bank
Series G			Series BKNT
6.625% due 11/15/37	260	324	4.050% due 11/03/25	395	405
Public Service Electric & Gas Co.			Sysco Corp.
3.250% due 09/01/23	330	334	2.500% due 07/15/21	534	524
3.700% due 05/01/28	210	213	TCI Communications, Inc.
QUALCOMM, Inc.			7.875% due 02/15/26	340	427
Series 000A			Tennessee Gas Pipeline Co. LLC
2.600% due 01/30/23	640	624	8.375% due 06/15/32	350	442
QVC, Inc.			Thermo Fisher Scientific, Inc.
4.375% due 03/15/23	790	793	2.950% due 09/19/26	566	536
Reynolds American, Inc.			Time Warner Cable LLC
6.875% due 05/01/20	175	182	7.300% due 07/01/38	441	491
4.450% due 06/12/25	465	468	Time Warner Entertainment Co. , LP
8.125% due 05/01/40	630	726	8.375% due 03/15/23	442	511
Roche Holdings, Inc.			Time Warner, Inc.
2.875% due 09/29/21 (Þ)	502	503	4.750% due 03/29/21	735	758
Series REGS			TJX Cos. , Inc. (The)
2.875% due 09/29/21	101	101	2.750% due 06/15/21	531	528
Rohm & Haas Co.			Toyota Motor Credit Corp.
7.850% due 07/15/29	395	498	Series GMTN
Roper Technologies, Inc.			2.800% due 07/13/22	390	388
2.800% due 12/15/21	210	207	Tyson Foods, Inc.
Ryder System, Inc.			3.950% due 08/15/24	522	527
3.500% due 06/01/21	335	336	Unilever Capital Corp.
Sabine Pass Liquefaction LLC			1.375% due 07/28/21	552	532
Series WI			Union Pacific Corp.
5.750% due 05/15/24	770	828	3.200% due 06/08/21	577	582
5.000% due 03/15/27	340	352	United Airlines Pass-Through Trust
			Series B
Santander Holdings USA, Inc.			3.650% due 01/07/26	768	729
4.450% due 12/03/21	685	697
Select Income REIT			4.600% due 03/01/26	270	270
4.250% due 05/15/24	470	445	United Parcel Service, Inc.
Sempra Energy			2.800% due 11/15/24	604	597
3.550% due 06/15/24	585	571	United Technologies Corp.
Sherwin-Williams Co.			1.950% due 11/01/21	549	532
3.450% due 06/01/27	607	580	3.650% due 08/16/23	310	314
Sierra Pacific Power Co.			UnitedHealth Group, Inc.
Series WI			2.700% due 07/15/20	524	524
2.600% due 05/01/26	570	538	Universal Health Services, Inc.
South Carolina Electric & Gas Co.			4.750% due 08/01/22 (Þ)	513	520
3.500% due 08/15/21	450	453	Valero Energy Corp.
4.600% due 06/15/43	160	167	4.350% due 06/01/28	570	579
Southern Co. (The)			Validus Holdings, Ltd.
2.350% due 07/01/21	537	526	8.875% due 01/26/40	917	1,342
Southern Natural Gas Co. LLC /			Valmont Industries, Inc.
Southern Natural Issuing Corp.			5.250% due 10/01/54	642	577
4.400% due 06/15/21	380	388	Verizon Communications, Inc.
Southwest Airlines Co.			3.000% due 11/01/21	578	578
2.650% due 11/05/20	260	258	3.500% due 11/01/24	630	636
2.750% due 11/16/22	165	161	7.750% due 12/01/30	1,565	2,028
			Series WI
			4.672% due 03/15/55	685	664

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 231

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Virginia Electric & Power Co.			5.950% due 06/03/21	1,261	1,317
Series B			Bangkok Bank PCL
2.950% due 11/15/26	890	853	9.025% due 03/15/29 (Þ)	382	510
Series C			Banistmo SA
4.000% due 11/15/46	380	368	Series MTQ0
Visa, Inc.			3.650% due 09/19/22 (Þ)	300	292
2.200% due 12/14/20	530	527	Series REGS
Wachovia Capital Trust II			3.650% due 09/19/22	115	112
3.287% due 01/15/27 (Ê)	525	469	Bank of Montreal
Walgreens Boots Alliance, Inc.			2.100% due 06/15/20	510	505
3.450% due 06/01/26	525	505	Bank of Nova Scotia (The)
Walmart, Inc.			4.375% due 01/13/21	500	513
1.900% due 12/15/20	531	524	Barclays PLC
Walt Disney Co. (The)			4.338% due 05/16/24	911	901
2.300% due 02/12/21	569	565	4.972% due 05/16/29	880	884
Warner Media LLC			4.950% due 01/10/47	500	481
3.875% due 01/15/26	553	545	BAT International Finance PLC
Washington Prime Group, LP			2.750% due 06/15/20 (Þ)	526	522
5.950% due 08/15/24	538	490	BP Capital Markets PLC
Wells Fargo & Co.			3.814% due 02/10/24	552	567
3.069% due 01/24/23	1,035	1,028	Braskem Netherlands Finance BV
4.150% due 01/24/29	785	806	3.500% due 01/10/23 (Þ)	470	455
4.750% due 12/07/46	570	583	4.500% due 01/10/28 (Þ)	560	545
Williams Cos. , Inc. (The)			Brookfield Finance LLC
4.550% due 06/24/24	570	589	4.000% due 04/01/24	527	524
5.800% due 11/15/43	240	257	Brookfield Finance, Inc.
		186,537	4.250% due 06/02/26	483	477
International Debt - 9.2%			Canadian Imperial Bank of Commerce
Actavis Funding SCS			Series BKNT
3.450% due 03/15/22	569	568	2.100% due 10/05/20	538	530
Adani Abbot Point Terminal Pty. , Ltd			3.500% due 09/13/23	1,185	1,203
4.450% due 12/15/22 (Þ)	571	500	Canadian Oil Sands, Ltd.
AerCap Ireland Capital DAC / AerCap			4.500% due 04/01/22 (Þ)	365	365
Global Aviation Trust			Carlyle Global Market Strategies CLO,
3.300% due 01/23/23	460	442	Ltd.
3.650% due 07/21/27	574	516	Series 2018-1A Class A1R2
Series WI			3.743% due 04/17/31 (Þ)	4,200	4,138
5.000% due 10/01/21	460	471	CBAM CLO Management Trust
Alibaba Group Holding, Ltd.			Series 2017-1A Class A1
2.800% due 06/06/23	600	584	3.609% due 07/20/30 (Ê)(Þ)	575	574
Series WI			Cedar Funding, Ltd.
3.125% due 11/28/21	420	419	Series 2018-5A Class A1R
Alimentation Couche-Tard, Inc.			3.873% due 07/17/31 (Ê)(Þ)	5,325	5,241
3.550% due 07/26/27 (Þ)	552	525	Celulosa Arauco y Constitucion SA
ALROSA Finance SA			4.750% due 01/11/22	550	559
7.750% due 11/03/20 (Þ)	523	551	Cencosud SA
America Movil SAB de CV			5.150% due 02/12/25 (Þ)	426	425
5.000% due 03/30/20	610	621	Cenovus Energy, Inc.
3.125% due 07/16/22	410	406	6.750% due 11/15/39	285	301
AstraZeneca PLC			Series WI
2.375% due 11/16/20	1,255	1,241	4.250% due 04/15/27	985	943
			CK Hutchison International (17) (II),
Athene Holding, Ltd.			Ltd.
4.125% due 01/12/28	635	593	Series 0001
Bacardi, Ltd.			2.250% due 09/29/20 (Þ)	508	500
5.300% due 05/15/48 (Þ)	525	475	CNOOC Finance Australia Pty, Ltd.
Banco de Bogota SA			2.625% due 05/05/20	528	524
Series EMTQ			Colombia Government International
4.375% due 08/03/27 (Þ)	477	456	Bond
Series REGS			5.200% due 05/15/49	880	909
4.375% due 08/03/27	125	120	Deutsche Telekom International Finance
Banco de Credito e Inversiones SA			BV
3.500% due 10/12/27 (Þ)	468	440	1.950% due 09/19/21 (Þ)	443	427
Bancolombia SA			Dewolf Park CLO, Ltd.

See accompanying notes which are an integral part of this quarterly report.

232 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-1A Class A			Series 2017-18A Class A1R
3.997% due 10/15/30 (Þ)	1,500	1,499	3.951% due 10/21/30 (Ê)(Þ)	1,640	1,636
Dryden 37 Senior Loan Fund			Madison Park Funding, Ltd.
Series 2017-37A Class AR			Series 2016-24A Class A
3.439% due 01/15/31 (Ê)(Þ)	1,300	1,292	4.171% due 01/20/28 (Þ)	5,000	5,002
Dryden 50 Senior Loan Fund			Marks And Spencer PLC
Series 2017-50A Class A1			7.125% due 12/01/37 (Þ)	554	588
4.007% due 07/15/30 (Ê)(Þ)	1,475	1,475	Mexico Generadora de Energia S de rl
ECAF, Ltd.			5.500% due 12/06/32 (Þ)	227	222
Series 2015-1A Class A1			Series REGS
3.473% due 06/15/40 (Þ)	890	882	5.500% due 12/06/32	330	322
Empresa Electrica Angamos SA			Myriad International Holdings BV
4.875% due 05/25/29 (Þ)	250	246	6.000% due 07/18/20 (Þ)	257	264
Series REGS			Series REGS
4.875% due 05/25/29	116	114	6.000% due 07/18/20	118	121
Enbridge, Inc.			National Bank of Canada
3.700% due 07/15/27	549	540	Series 575
Enel Finance International NV			2.150% due 06/12/20	414	409
4.625% due 09/14/25 (Þ)	1,295	1,279	Nokia OYJ
Series 658A			3.375% due 06/12/22	405	398
3.500% due 04/06/28 (Þ)	513	452	NOVA Chemicals Corp.
Series REGS			5.250% due 06/01/27 (Þ)	475	433
3.500% due 04/06/28	111	98	Novartis Capital Corp.
Eni SpA			4.400% due 04/24/20	489	499
Series X-R			NXP BV / NXP Funding LLC
4.000% due 09/12/23 (Þ)	1,190	1,200	4.625% due 06/15/22 (Þ)	700	712
Experian Finance PLC			4.625% due 06/01/23 (Þ)	520	530
4.250% due 02/01/29 (Þ)	80	81	Ontario Teachers' Cadillac Fairview
GE Capital International Funding Co.			Properties Trust
Unlimited Co			4.125% due 02/01/29 (Þ)	500	507
Series WI			Petroleos Mexicanos
2.342% due 11/15/20	615	600	Series WI
GlaxoSmithKline Capital PLC			5.375% due 03/13/22	230	227
2.850% due 05/08/22	535	532	4.625% due 09/21/23	590	558
Grupo Bimbo SAB de CV			6.750% due 09/21/47	170	148
4.875% due 06/30/20 (Þ)	561	573	Royal Bank of Scotland Group PLC
HSBC Bank PLC			3.498% due 05/15/23	430	420
7.650% due 05/01/25	385	455	3.875% due 09/12/23	750	736
ING Bank NV			Sands China Ltd.
5.800% due 09/25/23 (Þ)	1,405	1,488	Series WI
ING Groep NV			5.400% due 08/08/28	578	571
4.625% due 01/06/26 (Þ)	680	699	Sanofi
Intesa Sanpaolo SpA			4.000% due 03/29/21	509	520
3.875% due 01/12/28 (Þ)	560	482	Santander UK Group Holdings PLC
Kaupthing Bank HF			5.625% due 09/15/45 (Þ)	565	565
7.625% due 02/28/20 (Š)(Þ)	1,210	—	Shackleton CLO, Ltd.
5.750% due 10/04/20 (Š)(Þ)	100	—	Series 2018-4RA Class A1A
Korea Southern Power Co. , Ltd.			3.797% due 04/13/31 (Þ)	1,170	1,149
3.000% due 01/29/21 (Þ)	528	526	Shell International Finance BV
LCM XXII, Ltd.			2.250% due 11/10/20	534	530
Series 2016-22A Class A1			Shinhan Bank Co. , Ltd.
2.636% due 10/20/28 (Ê)(Þ)	1,307	1,310	2.250% due 04/15/20 (Þ)	421	416
LCM XXV, Ltd.			Siemens Financieringsmaatschappij NV
Series 2017-25A Class A			2.150% due 05/27/20 (Þ)	309	306
3.971% due 07/20/30 (Ê)(Þ)	4,073	4,064	Series REGS
Lloyds TSB Bank PLC			2.150% due 05/27/20	104	103
6.500% due 09/14/20 (Þ)	501	522	Sky, Ltd.
Lukoil International Finance BV			3.750% due 09/16/24 (Þ)	1,230	1,256
6.125% due 11/09/20 (Þ)	1,005	1,038	Suncor Energy, Inc.
4.563% due 04/24/23 (Þ)	527	527	5.950% due 12/01/34	494	555
LYB International Finance BV			Suzano Austria GmbH
4.000% due 07/15/23	566	572	6.000% due 01/15/29 (Þ)	810	850
Madison Park Funding XVIII, Ltd.			7.000% due 03/16/47 (Þ)	400	434

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 233

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Takeda Pharmaceutical Co. , Ltd.			4.232% due 01/15/52	4,994	5,273
4.400% due 11/26/23 (Þ)	715	737	BX Commercial Mortgage Trust
5.000% due 11/26/28 (Þ)	690	725	Series 2018-BIOA Class C
THL Credit Wind River CLO, Ltd.			3.280% due 03/15/37 (Ê)(Þ)	1,478	1,459
Series 2017-2A Class AR			Series 2018-IND Class D
4.010% due 10/18/30 (Ê)(Þ)	1,823	1,819	3.809% due 11/15/35 (Þ)	3,322	3,302
Toronto-Dominion Bank (The)			BX Trust
3.000% due 06/11/20	495	496	Series 2018-BILT Class C
Total Capital Canada, Ltd.			3.729% due 05/15/35 (Þ)	2,150	2,129
2.750% due 07/15/23	596	591	Series 2018-MCSF Class A
Total Capital International SA			2.477% due 04/15/35 (Ê)(Þ)	1,954	1,907
2.750% due 06/19/21	524	525	BXP Trust
Total Capital SA			Series 2017-GM Class A
4.250% due 12/15/21	499	519	3.379% due 06/13/39 (Þ)	3,559	3,525
TransCanada PipeLines, Ltd.			CAMB Commercial Mortgage Trust
7.625% due 01/15/39	375	496	Series 2019-LIFE Class E
Trust F/1401			4.650% due 12/15/37 (Š)	3,188	3,196
5.250% due 01/30/26 (Þ)	263	261	Citigroup Mortgage Loan Trust, Inc.
Series REGS			Series 2005-2 Class 1A2A
5.250% due 01/30/26	111	110	3.131% due 05/25/35 (~)(Ê)	421	430
UBS AG			Series 2015-2 Class 5A1
2.450% due 12/01/20 (Þ)	715	705	0.444% due 03/25/47 (Ê)(Þ)	300	298
Voya CLO, Ltd.			Commercial Mortgage Trust
Series 2017-2A Class A1R			Series 2015-LC19 Class A4
4.023% due 04/17/30 (Ê)(Þ)	1,670	1,663	3.183% due 02/10/48	2,786	2,770
Series 2017-4A Class A1			Series 2016-787S Class A
3.917% due 10/15/30 (Ê)(Þ)	900	896	3.545% due 02/10/36 (Þ)	235	236
Woori Bank			Deutsche Mortgage Securities, Inc. Re-
5.875% due 04/13/21 (Þ)	377	396	REMIC Trust
			Series 2007-WM1 Class A1
		87,644	4.078% due 06/27/37 (~)(Ê)(Þ)	595	600
Mortgage-Backed Securities - 30.5%			Fannie Mae
225 Liberty Street Trust			3.540% due 2020	394	399
Series 2016-225L Class A			5.000% due 2020	2	2
3.597% due 02/10/36 (Þ)	235	237
A10 Securitization LLC			5.500% due 2020	5	5
Series 2017-AA Class B1			3.881% due 2021	714	732
0.010% due 05/15/36 (Þ)	1,110	1,081	3.500% due 2030	202	206
Banc of America Mortgage Trust			2.600% due 2031	330	301
Series 2004-D Class 2A2			3.000% due 2033	388	389
3.258% due 05/25/34 (~)(Ê)	155	157	5.500% due 2033	43	46
Series 2006-B Class 1A1			3.500% due 2034	335	342
3.247% due 10/20/46 (~)(Ê)	27	18	5.500% due 2034	359	391
BANK Commercial Mortgage Pass-			4.500% due 2035	536	563
Through Certificates			6.000% due 2035	93	102
Series 2018-BN12 Class A4			5.500% due 2036	263	287
4.255% due 05/15/61 (~)	6,565	6,923	5.500% due 2037	175	191
Bank of America Mortgage Securities,			5.500% due 2038	823	897
Inc.
Series 2004-B Class 2A2			6.000% due 2039	52	57
3.620% due 03/25/34 (~)(Ê)	173	176	4.500% due 2040	231	242
Bayview Commercial Asset Trust			5.500% due 2040	721	781
Series 2007-2A Class A1			4.000% due 2041	227	234
1.507% due 07/25/37 (Ê)(Þ)	1,463	1,376	3.500% due 2043	1,675	1,700
BCAP LLC Trust			4.000% due 2043	242	250
Series 2011-R11 Class 15A1			4.000% due 2044	1,250	1,290
3.400% due 10/26/33 (~)(Ê)(Þ)	448	454	3.500% due 2045	1,879	1,899
Bear Stearns ALT-A Trust			4.000% due 2045	1,406	1,448
Series 2004-12 Class 1A3			4.000% due 2046	2,815	2,901
1.682% due 01/25/35 (Ê)	1,759	1,749	4.500% due 2046	602	636
Series 2005-4 Class 24A1			3.500% due 2047	6,463	6,496
3.031% due 05/25/35 (~)(Ê)	406	418	4.000% due 2047	10,398	10,673
Benchmark Mortgage Trust			4.500% due 2047	281	293
Series 2018-B8 Class A5			4.000% due 2048	1,717	1,762

See accompanying notes which are an integral part of this quarterly report.

234 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2048	25,477	26,476	2.995% due 12/25/25	1,745	1,741
5.000% due 2048	6,714	7,062	Series 2017-K063 Class A2
Fannie Mae Connecticut Avenue			3.430% due 01/25/27 (~)	7,000	7,147
Securities			Series 2017-K070 Class A2
Series 2014-C04 Class 1M2			3.303% due 11/25/27 (~)	702	708
7.116% due 11/25/24 (Ê)	2,542	2,855	Freddie Mac REMICS
Series 2016-C06 Class 1M1			Series 2006-3123 Class HT
2.538% due 04/25/29 (Ê)	988	993	5.000% due 03/15/26	222	232
Fannie Mae REMIC Trust			Series 2006-R006 Class ZA
Series 2004-W12 Class 1A1			6.000% due 04/15/36	597	667
6.000% due 07/25/44	261	292	Series 2006-R007 Class ZA
Series 2004-W12 Class 1A3			6.000% due 05/15/36	341	380
7.000% due 07/25/44	638	729	Series 2010-3632 Class PK
Fannie Mae REMICS			5.000% due 02/15/40	213	226
Series 1999-56 Class Z			Series 2010-3653 Class B
7.000% due 12/18/29	42	46	4.500% due 04/15/30	572	603
Series 2005-117 Class LC			Series 2012-3989 Class BW
5.500% due 11/25/35	198	205	3.500% due 01/15/27	3,180	3,284
Series 2009-96 Class DB			Series 2012-4019 Class JD
4.000% due 11/25/29	379	396	3.000% due 05/15/41	246	248
Federal Home Loan Mortgage Corp.			Freddie Mac Structured Agency Credit
Multifamily Structured Pass-Through			Risk Debt Notes
Certificates			Series 2014-DN2 Class M2
Series 2014-K040 Class A2			3.741% due 04/25/24 (Ê)	1,557	1,570
3.241% due 09/25/24	1,766	1,794	Series 2014-HQ2 Class M3
Federal Housing Authority Trust			5.966% due 09/25/24 (Ê)	1,267	1,411
7.430% due 06/27/21 (Š)	9	9	Series 2015-DN1 Class M3
Flagstar Mortgage Trust			4.331% due 01/25/25 (Ê)	1,176	1,261
Series 2017-2 Class A5			Series 2015-DNA2 Class M2
3.500% due 10/25/47 (~)(Þ)	1,328	1,328	4.816% due 12/25/27 (Ê)	383	388
Freddie Mac			Series 2015-DNA3 Class M3
3.500% due 2030	199	203	6.916% due 04/25/28 (Ê)	3,765	4,406
5.500% due 2032	16	17	Series 2015-HQA2 Class M2
7.500% due 2032	9	10	4.038% due 05/25/28 (Ê)	617	630
5.500% due 2034	32	34	Ginnie Mae II
4.000% due 2040	795	823	4.500% due 2042	238	250
5.500% due 2041	283	306	5.000% due 2048	35,721	37,346
3.500% due 2043	1,404	1,426	Grace Mortgage Trust
3.500% due 2044	166	169	Series 2014-GRCE Class A
4.000% due 2044	805	833	3.369% due 06/10/28 (Þ)	456	458
3.500% due 2045	544	551	GS Mortgage Securities Corp. Trust
4.000% due 2045	1,948	2,011	Series 2018-CHLL Class D
3.500% due 2046	308	310	3.238% due 02/15/37 (Ê)(Þ)	417	413
4.000% due 2046	1,297	1,338	GS Mortgage Securities Trust
4.000% due 2047	7,321	7,521	Series 2016-GS2 Class A4
4.500% due 2048	1,899	1,976	3.050% due 05/10/49 (Æ)	1,446	1,419
Freddie Mac Multifamily Structured			Series 2017-GS5 Class A4
Pass-Through Certificates			3.674% due 03/10/50	2,739	2,776
Series 2013-K024 Class A2			Series 2018-CHLL Class C
2.573% due 09/25/22	1,850	1,835	3.705% due 02/15/37 (Ê)(Þ)	4,470	4,403
Series 2013-K029 Class A2			Hilton USA Trust
3.320% due 02/25/23 (~)	1,760	1,794	Series 2016-HHV Class D
Series 2015-K045 Class A2			4.194% due 11/05/38 (~)(Þ)	2,271	2,201
3.023% due 01/25/25	1,240	1,243	Series 2016-SFP Class A
Series 2015-K046 Class A2			2.828% due 11/05/35 (Þ)	261	256
3.205% due 03/25/25	480	485	JPMorgan Chase Commercial Mortgage
			Securities Trust
Series 2015-K047 Class A2			Series 2004-LN2 Class B
3.329% due 05/25/25 (~)	930	947	5.462% due 07/15/41 (~)	416	416
Series 2015-K048 Class A2
3.284% due 06/25/25 (~)	1,570	1,596	Series 2016-NINE Class A
			2.949% due 10/06/38 (~)(Þ)	530	508
Series 2015-K051 Class A2
3.308% due 09/25/25	1,040	1,057	JPMorgan Chase Mortgage Trust
			Series 2018-6 Class 1A4
Series 2016-K053 Class A2

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 235

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 12/25/48 (~)(Þ)	4,847	4,830	4.146% due 02/10/32 (Þ)	797	791
JPMorgan Mortgage Trust			RBS Commercial Funding, Inc. Trust
Series 2015-3 Class A5			Series 2013-GSP Class A
3.500% due 05/25/45 (~)(Þ)	406	405	3.961% due 01/13/32 (~)(Þ)	235	239
Series 2016-4 Class A5			Sequoia Mortgage Trust
3.500% due 10/25/46 (~)(Þ)	541	540	Series 2013-12 Class A1
Series 2017-1 Class A4			4.000% due 12/25/43 (Þ)	184	186
3.500% due 01/25/47 (~)(Þ)	1,378	1,369	Structured Asset Securities Corp.
Series 2017-2 Class A5			Mortgage Pass-Through Certificates
3.500% due 05/25/47 (~)(Þ)	1,866	1,858	Series 2003-34A Class 5A4
Series 2017-3 Class 1A5			3.383% due 11/25/33 (~)(Ê)	439	446
3.500% due 08/25/47 (~)(Þ)	1,015	1,010	Towd Point Mortgage Trust
Series 2017-4 Class A5			Series 2017-3 Class A1
3.500% due 11/25/47 (~)(Þ)	1,350	1,344	2.750% due 06/25/57 (~)(Þ)	653	637
Series 2018-8 Class A15			Washington Mutual Mortgage Pass-
4.000% due 01/25/49 (~)(Þ)	7,350	7,420	Through Certificates Trust
			Series 2003-AR10 Class A7
Series 2018-8 Class A5			2.839% due 10/25/33 (~)(Ê)	160	162
4.000% due 01/25/49 (~)(Þ)	4,371	4,418	Series 2004-AR1 Class A

Series 2018-9 Class A15			3.157% due 03/25/34 (~)(Ê)	761	776
4.000% due 09/25/48 (~)(Þ)	1,071	1,081	Series 2004-AR4 Class A6

Series 2019-1 Class A6			4.124% due 06/25/34 (~)(Ê)	1,484	1,514
4.000% due 05/25/49 (Þ)	7,582	7,666	Series 2005-AR2 Class 2A21

LB-UBS Commercial Mortgage Trust			1.564% due 01/25/45 (Ê)	308	307
Series 2007-C6 Class AM
6.114% due 07/15/40 (~)	34	34	Series 2005-AR11 Class A1A
Morgan Stanley Bank of America Merrill			0.844% due 08/25/45 (Ê)	2,158	2,145
Lynch Trust			Series 2005-AR19 Class A1A2
Series 2015-C24 Class A4			0.814% due 12/25/45 (Ê)	753	741
3.732% due 05/15/48	945	967	Series 2006-AR1 Class 2A1A
Series 2016-C31 Class A1			1.594% due 01/25/46 (Ê)	529	532
1.511% due 11/15/21	345	338	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Capital I Trust			Series 2015-NXS1 Class A5
Series 2018-BOP Class E			3.148% due 05/15/48	4,523	4,479
4.108% due 06/15/35 (Ê)(Þ)	4,215	4,154	Wells Fargo Mortgage Backed Securities
Series 2018-SUN Class E			Trust
4.108% due 07/15/35 (Ê)(Þ)	5,048	4,944	Series 2003-J Class 1A9
Morgan Stanley Mortgage Capital			2.612% due 10/25/33 (~)(Ê)	461	467
Holdings LLC Trust			Series 2006-AR8 Class 1A3
Series 2017-237P Class D			3.111% due 04/25/36 (~)(Ê)	123	123
3.865% due 09/13/39 (Þ)	1,883	1,818	WinWater Mortgage Loan Trust
Series 2017-237P Class XA			Series 2014-1 Class A1
Interest Only STRIP			3.926% due 06/20/44 (~)(Þ)	774	774
0.467% due 09/13/39 (~)(Þ)	10,103	280	Series 2014-1 Class A2
Series 2017-237P Class XB			3.500% due 06/20/44 (~)(Þ)	549	543
Interest Only STRIP			Worldwide Plaza Trust
0.175% due 09/13/39 (~)(Þ)	6,248	46	Series 2017-WWP Class A
Morgan Stanley Mortgage Loan Trust			3.526% due 11/10/36 (Þ)	3,609	3,582
Series 2005-5AR Class 1M3					290,589
3.060% due 09/25/35	743	735	Municipal Bonds - 0.2%
MSCG Trust			Municipal Electric Authority of Georgia
Series 2015-ALDR Class A2			Revenue Bonds
3.577% due 06/07/35 (~)(Þ)	310	302	6.637% due 04/01/57	1,090	1,163
Series 2018-SELF Class D			7.055% due 04/01/57	495	555
3.950% due 10/15/28 (Ê)(Þ)	2,783	2,738			1,718
NYT Mortgage Trust			United States Government Treasuries - 28.5%
Series 2019-NYT Class A			United States Treasury Notes
3.700% due 11/15/35 (Ê)(Þ)	5,222	5,238	2.500% due 12/31/20	525	525
OBP Depositor LLC Trust			2.500% due 01/15/22	1,450	1,452
Series 2010-OBP Class A			United States Treasury Inflation Indexed
4.646% due 07/15/45 (Þ)	230	233	Bonds
One Market Plaza Trust			0.125% due 04/15/21	19,130	18,808
Series 2017-1MKT Class C			0.375% due 07/15/23	20,762	20,564
4.016% due 02/10/32 (Þ)	1,133	1,130	0.375% due 07/15/25	12,642	12,414
Series 2017-1MKT Class D

See accompanying notes which are an integral part of this quarterly report.

236 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
3.375% due 04/15/32	11,474	15,091	Other Assets and Liabilities,
0.750% due 02/15/45	8,269	7,633	Net - 0.7%	6,745
0.875% due 02/15/47	8,197	7,776
United States Treasury Notes			Net Assets - 100.0%	954,861
1.375% due 05/31/20	19,680	19,386
1.375% due 05/31/21	19,635	19,153
1.125% due 06/30/21	26,995	26,175
1.750% due 05/15/23	43,825	42,585
2.625% due 12/31/23	2,740	2,763
2.125% due 05/15/25	5,920	5,787
2.000% due 08/15/25	7,890	7,643
3.000% due 10/31/25	1,370	1,410
2.250% due 11/15/25	5,565	5,469
1.625% due 02/15/26	4,790	4,509
1.625% due 05/15/26	4,167	3,914
1.500% due 08/15/26	4,029	3,738
2.375% due 05/15/27	4,725	4,653
2.750% due 02/15/28	3,855	3,896
2.875% due 05/15/28	2,579	2,632
2.625% due 02/15/29	1,530	1,595
4.375% due 02/15/38	3,530	4,349
4.500% due 05/15/38	3,735	4,676
3.750% due 11/15/43	4,044	4,586
3.125% due 08/15/44	1,430	1,465
2.875% due 08/15/45	935	914
3.000% due 11/15/45	3,530	3,536
3.000% due 05/15/47	3,266	3,264
2.750% due 11/15/47	2,876	2,731
3.000% due 02/15/48	3,216	3,210
3.000% due 08/15/48	4,120	4,112
		272,414
Total Long-Term Investments
(cost $913,123)		911,635

Short-Term Investments - 3.8%
Altria Group, Inc.
9.250% due 08/06/19	396	408
Discovery Communications LLC
5.625% due 08/15/19	239	242
EnLink Midstream Partners, LP
2.700% due 04/01/19	580	579
Shire Acquisitions Investments Ireland
DAC
1.900% due 09/23/19	1,020	1,012
U. S. Cash Management Fund(@)	18,000,557(8)	18,004
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20	15,754	15,779
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ)	460	457
Total Short-Term Investments
(cost $37,682)		36,481

Total Investments 99.3%
(identified cost $950,805)		948,116

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 237

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
21.7%
225 Liberty Street Trust	02/17/16	235,000	102.59	241	237
A10 Securitization LLC	06/23/17	1,110,000	100.00	1,110	1,081
ABB Treasury Center, Inc.	05/02/18	407,000	101.82	414	416
ACE Securities Corp. Mortgage Loan Trust	03/08/17	678,417	93.42	634	623
Adani Abbot Point Terminal Pty. , Ltd	06/19/18	571,000	92.32	527	500
Alimentation Couche-Tard, Inc.	09/19/17	552,000	98.83	546	525
ALROSA Finance SA	11/01/18	523,000	105.82	553	551
American Tower Trust #1	01/05/17	355,000	99.82	354	350
Apollo Management Holdings, LP	05/24/16	355,000	99.93	355	359
Apollo Management Holdings, LP	02/26/18	695,000	99.93	695	690
Apollo Management Holdings, LP	03/08/18	730,000	99.89	729	707
Athene Global Funding	04/17/17	1,475,000	99.78	1,471	1,463
Bacardi, Ltd.	04/24/18	525,000	96.87	509	475
Banco de Bogota SA	09/22/17	477,000	98.88	472	456
Banco de Credito e Inversiones SA	06/05/18	468,000	91.29	427	440
Bangkok Bank PCL	06/19/18	382,000	131.29	502	510
Banistmo SA	12/07/17	300,000	99.89	300	292
BAT International Finance PLC	09/20/17	526,000	100.33	528	522
Bayer US Finance II LLC	06/18/18	650,000	99.56	647	637
Bayer US Finance II LLC	06/19/18	1,073,000	100.09	1,074	1,070
Bayer US Finance II LLC	08/14/18	765,000	89.63	686	608
Bayer US Finance LLC	06/18/18	1,173,000	96.80	1,136	1,125
Bayview Commercial Asset Trust	10/26/17	1,463,353	95.82	1,402	1,376
BCAP LLC Trust	11/26/13	448,173	103.64	464	454
Blackbird Capital Aircraft Lease Securitization, Ltd.	11/04/16	3,513,750	98.04	3,445	3,408
BMW US Capital LLC	04/05/18	890,000	99.56	886	897
Braskem America Finance Co.	06/19/18	25,000	108.40	27	28
Braskem Netherlands Finance BV	10/04/17	560,000	95.05	532	545
Braskem Netherlands Finance BV	10/04/17	470,000	99.28	467	455
BX Commercial Mortgage Trust	03/02/18	1,478,000	99.42	1,469	1,459
BX Commercial Mortgage Trust	10/22/18	3,322,043	100.00	3,322	3,302
BX Trust	04/06/18	1,954,000	99.12	1,937	1,907
BX Trust	06/01/18	2,150,000	100.00	2,150	2,129
BXP Trust	10/30/17	3,559,000	98.03	3,489	3,525
CAL Funding III, Ltd.	06/28/17	4,093,025	98.18	4,019	4,065
Canadian Oil Sands, Ltd.	12/14/18	365,000	99.82	364	365
Capital Auto Receivables Asset Trust	10/24/17	82,163	100.00	82	82
Capital Auto Receivables Asset Trust	10/26/18	2,249,081	99.99	2,249	2,247
Carlyle Holdings II Finance LLC	02/09/17	245,000	96.72	237	242
CBAM CLO Management Trust	06/29/18	575,000	100.05	575	574
Cedar Funding, Ltd.	07/03/18	5,325,000	100.00	5,326	5,241
Cencosud SA	06/05/18	426,000	98.72	421	425
Cigna Corp.	09/06/18	450,000	99.84	449	459
Cigna Corp.	09/06/18	310,000	99.92	310	316
Cigna Corp.	09/06/18	375,000	99.94	375	375
Citigroup Mortgage Loan Trust, Inc.	02/01/17	300,385	97.71	294	298
CK Hutchison International (17) (II), Ltd.	01/02/19	508,000	98.37	500	500
Commercial Mortgage Trust	02/09/16	235,000	102.59	241	236
Cox Communications, Inc.	07/24/17	610,000	97.97	598	603
Cox Communications, Inc.	06/19/18	870,000	109.88	956	934
Dell International LLC / EMC Corp.	11/01/16	745,000	120.86	900	883
Deutsche Mortgage Securities, Inc. Re-REMIC Trust	01/04/17	595,051	100.66	599	600
Deutsche Telekom International Finance BV	05/03/18	443,000	96.61	428	427
Dewolf Park CLO, Ltd.	07/10/18	1,500,000	100.17	1,503	1,499
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	08/03/18	1,605,000	118.91	1,908	1,850
Dryden 37 Senior Loan Fund	12/06/17	1,300,000	100.00	1,300	1,292
Dryden 50 Senior Loan Fund	07/24/17	1,475,000	100.00	1,475	1,475
Dryden Senior Loan Fund	04/18/18	1,600,000	100.18	1,603	1,592
ECAF, Ltd.	08/09/18	889,751	99.20	883	882
EMD Finance LLC	06/18/18	534,000	98.37	525	528
Empresa Electrica Angamos SA	09/22/17	250,162	102.26	256	246
Enel Finance International NV	01/05/18	513,000	93.79	481	452
Enel Finance International NV	09/11/18	1,295,000	99.40	1,287	1,279
Eni SpA	09/05/18	1,190,000	99.50	1,184	1,200
Experian Finance PLC	01/24/19	80,000	99.92	80	81
Farmers Exchange Capital III	10/12/16	410,000	99.12	406	384
Flagstar Mortgage Trust	10/26/17	1,327,728	101.44	1,347	1,328

See accompanying notes which are an integral part of this quarterly report.

238 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Fresenius Medical Care US Finance II, Inc.	09/19/17	485,000	107.44	521	507
Grace Mortgage Trust	05/19/17	456,000	103.59	472	458
Grupo Bimbo SAB de CV	08/02/18	561,000	102.03	572	573
GS Mortgage Securities Corp. Trust	02/16/18	417,000	100.00	417	413
GS Mortgage Securities Trust	01/08/19	4,470,000	98.29	4,393	4,403
Hewlett Packard Enterprise Co.	09/30/15	500	99.89	—	1
Hilton USA Trust	11/22/16	2,271,000	95.07	2,159	2,201
Hilton USA Trust	05/06/17	261,000	99.70	260	256
ING Bank NV	04/28/17	1,405,000	106.77	1,500	1,488
ING Groep NV	11/08/18	680,000	99.75	678	699
Intesa Sanpaolo SpA	06/18/18	560,000	87.94	492	482
JPMorgan Chase Commercial Mortgage Securities Trust	10/30/17	530,000	98.85	524	508
JPMorgan Mortgage Trust	03/30/17	405,816	102.06	414	405
JPMorgan Mortgage Trust	05/22/17	1,866,476	101.56	1,896	1,858
JPMorgan Mortgage Trust	06/13/17	1,378,172	101.12	1,394	1,369
JPMorgan Mortgage Trust	08/09/17	1,015,033	102.66	1,042	1,010
JPMorgan Mortgage Trust	10/18/17	1,350,355	101.85	1,375	1,344
JPMorgan Mortgage Trust	10/26/17	541,469	101.92	552	540
JPMorgan Mortgage Trust	06/27/18	4,847,221	99.33	4,815	4,830
JPMorgan Mortgage Trust	08/16/18	11,721,613	100.41	11,776	11,838
JPMorgan Mortgage Trust	09/20/18	1,070,789	100.55	1,077	1,081
JPMorgan Mortgage Trust	01/18/19	7,582,000	100.72	7,636	7,666
Kaupthing Bank HF	02/25/08	1,210,000	—	1,013	—
Kaupthing Bank HF	10/04/11	100,000	—	99	—
Keurig Dr Pepper, Inc.	09/17/18	994,000	99.94	993	1,004
KKR Group Finance Co. III LLC	03/11/15	670,000	100.89	676	670
Korea Southern Power Co. , Ltd.	01/22/18	528,000	99.25	524	526
Kraft Heinz Foods Co.	10/07/15	920,000	102.76	945	938
Land O' Lakes, Inc.	06/22/16	700,000	103.96	728	716
LCM XXII, Ltd.	07/05/17	1,307,000	101.30	1,324	1,310
LCM XXV, Ltd.	07/10/17	4,073,000	99.71	4,061	4,064
Lloyds TSB Bank PLC	12/07/17	501,000	105.04	526	522
Lukoil International Finance BV	03/22/17	1,005,000	104.33	1,048	1,038
Lukoil International Finance BV	09/19/17	527,000	102.07	538	527
Madison Park Funding XVIII, Ltd.	09/29/17	1,640,000	100.00	1,640	1,636
Madison Park Funding, Ltd.	06/29/18	5,000,000	100.26	5,013	5,002
Magnetite XVIII, Ltd.	10/31/18	1,786,000	100.00	1,786	1,779
Marks And Spencer PLC	11/06/17	554,000	114.02	632	588
Mexico Generadora de Energia S de rl	09/22/17	227,225	106.08	241	222
Morgan Stanley Capital I Trust	07/19/18	5,048,000	100.00	5,048	4,944
Morgan Stanley Capital I Trust	08/15/18	4,215,000	100.00	4,215	4,154
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	6,248,000	0.74	46	46
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	10,103,000	2.76	279	280
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	1,883,000	97.00	1,827	1,818
MSCG Trust	05/09/15	310,000	101.49	315	302
MSCG Trust	10/09/18	2,783,000	100.00	2,783	2,738
Mutual of Omaha Insurance Co.	07/14/14	295,000	100.00	295	300
Myriad International Holdings BV	09/21/17	257,000	104.56	269	264
Newmark Group, Inc.	11/01/18	685,000	98.98	678	684
Northern Natural Gas Co.	06/05/18	444,000	96.17	427	425
NOVA Chemicals Corp.	08/22/17	475,000	99.69	474	433
NXP BV / NXP Funding LLC	03/23/17	700,000	101.41	710	712
NXP BV / NXP Funding LLC	01/08/19	520,000	98.97	515	530
NYT Mortgage Trust	01/11/19	5,222,000	100.00	5,222	5,238
OBP Depositor LLC Trust	10/30/15	230,000	108.90	250	233
One Market Plaza Trust	02/15/17	797,000	100.65	802	791
One Market Plaza Trust	02/15/17	1,133,000	102.64	1,163	1,130
OneMain Financial Issuance Trust	10/26/18	4,091,000	98.28	4,020	4,031
OneMain Financial Issuance Trust	01/16/19	2,040,000	99.58	2,031	2,041
Ontario Teachers' Cadillac Fairview Properties Trust	01/28/19	500,000	99.86	499	507
Pacific Gas and Electric Co.	09/06/18	525,000	101.45	533	436
Pacific Life Insurance Co.	06/15/18	255,000	92.15	235	222
RBS Commercial Funding, Inc. Trust	10/27/15	235,000	104.84	246	239
Roche Holdings, Inc.	01/05/18	502,000	100.19	503	503
Santander UK Group Holdings PLC	10/01/18	565,000	102.97	582	565
Sequoia Mortgage Trust	08/22/17	183,957	104.05	191	186
Shackleton CLO, Ltd.	04/04/18	1,170,000	100.00	1,170	1,149
Shinhan Bank Co. , Ltd.	01/05/18	421,000	98.60	415	416

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 239

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Siemens Financieringsmaatschappij NV	01/04/18	309,000	99.80	308	306
Sky, Ltd.	12/12/18	1,230,000	98.62	1,213	1,256
SoFi Professional Loan Program LLC	05/15/18	345,392	99.33	343	342
SoFi Professional Loan Program LLC	05/16/18	917,323	99.56	913	913
SoFi Professional Loan Program LLC	05/23/18	378,643	98.79	374	374
SoFi Professional Loan Program LLC	07/24/18	3,806,000	97.52	3,712	3,734
SoFi Professional Loan Program LLC	07/24/18	3,806,000	97.75	3,720	3,733
SoFi Professional Loan Program LLC	01/18/19	2,808,095	98.54	2,767	2,773
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/14/18	1,430,000	100.05	1,430	1,426
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	09/06/18	336,875	99.80	336	335
Suzano Austria GmbH	07/27/18	400,000	107.20	429	434
Suzano Austria GmbH	09/17/18	810,000	100.18	811	850
Takeda Pharmaceutical Co. , Ltd.	11/19/18	690,000	99.59	687	725
Takeda Pharmaceutical Co. , Ltd.	11/19/18	715,000	99.96	715	737
Textainer Marine Containers, Ltd.	05/11/17	968,864	100.00	969	960
THL Credit Wind River CLO, Ltd.	10/02/17	1,823,000	100.00	1,823	1,819
Towd Point Mortgage Trust	05/05/17	689,489	100.24	691	675
Towd Point Mortgage Trust	07/07/17	980,784	100.59	986	958
Towd Point Mortgage Trust	11/09/17	1,127,117	100.28	1,130	1,097
Towd Point Mortgage Trust	07/11/18	435,900	97.92	427	427
Towd Point Mortgage Trust	01/24/19	977,000	99.39	971	971
Triton Container Finance IV LLC	08/16/17	652,348	100.08	653	645
Triton Container Finance V LLC	03/13/18	4,855,583	99.15	4,815	4,861
Triton Container Finance VI LLC	06/07/17	296,262	99.98	296	291
Trust F/1401	09/20/17	263,000	105.69	278	261
UBS AG	11/27/17	715,000	99.93	714	705
Universal Health Services, Inc.	09/19/17	513,000	102.45	526	520
Volkswagen Group of America Finance LLC	12/21/16	460,000	99.93	460	457
Voya CLO, Ltd.	03/31/17	1,670,000	100.04	1,671	1,663
Voya CLO, Ltd.	07/16/18	900,000	100.14	901	896
Voya CLO, Ltd.	11/02/18	1,000,000	100.00	1,000	991
WinWater Mortgage Loan Trust	03/29/17	774,173	102.53	794	774
WinWater Mortgage Loan Trust	05/23/17	549,200	101.83	559	543
Woori Bank	12/07/17	377,000	104.32	393	396
Worldwide Plaza Trust	10/31/17	3,609,000	98.85	3,568	3,582
					207,301
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

240 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp.	USD 1 Month LIBOR	0.700
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	1.902
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Bear Stearns ALT-A Trust	USD 1 Month LIBOR	0.700
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.300
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.121
BX Trust	USD 1 Month LIBOR	1.220
BX Trust	USD 1 Month LIBOR	0.577
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	2.150
Capital Auto Receivables Asset Trust	USD 1 Month LIBOR	0.170
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	0.970
CBAM CLO Management Trust	USD 3 Month LIBOR	1.250
Cedar Funding, Ltd.	USD 3 Month LIBOR	1.100
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Comcast Corp.	USD 3 Month LIBOR	0.630
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.500
Dewolf Park CLO, Ltd.	USD 3 Month LIBOR	1.210
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Dryden Senior Loan Fund	USD 3 Month LIBOR	1.120
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.650
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GS Mortgage Securities Trust	USD 1 Month LIBOR	1.250
Home Equity Asset Trust	USD 1 Month LIBOR	0.450
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.260
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.330
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.930
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding, Ltd.	USD 3 Month LIBOR	1.410

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 241

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.080
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Morgan Stanley	USD 3 Month LIBOR	1.628
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	1.050
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Mortgage Loan Trust	USD 1 Month LIBOR	0.550
MSCG Trust	USD 1 Month LIBOR	1.650
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
NYT Mortgage Trust	USD 1 Month LIBOR	1.200
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.480
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Voya CLO, Ltd.	USD 3 Month LIBOR	1.190
Voya CLO, Ltd.	USD 3 Month LIBOR	1.130
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.290
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.330
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	1.070

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	304	AUD	40,589	03/19	204
Canada 10 Year Government Bond Futures	138	CAD	18,994	03/19	530
United States 2 Year Treasury Note Futures	233	USD	49,472	03/19	38
United States 5 Year Treasury Note Futures	248	USD	28,485	03/19	437
United States 10 Year Treasury Note Futures	1,601	USD	196,072	03/19	5,018
United States 10 Year Ultra Treasury Note Futures	24	USD	3,137	03/19	107
United States Long Bond Futures	158	USD	23,177	03/19	974
United States Ultra Treasury Bond Futures	79	USD	12,729	03/19	620
Short Positions
Euro-Bund Futures	204	EUR	33,797	03/19	(789)
Japan 10 Year Government Bond Futures	11	JPY	1,679,589	03/19	(2)
Long Gilt Futures	189	GBP	23,347	03/19	(329)
United States 2 Year Treasury Note Futures	206	USD	43,739	03/19	(165)
United States 5 Year Treasury Note Futures	128	USD	14,702	03/19	(118)
United States 10 Year Treasury Note Futures	4	USD	490	03/19	(3)
United States 10 Year Ultra Treasury Note Futures	48	USD	6,273	03/19	(191)
United States Ultra Treasury Bond Futures	86	USD	13,857	03/19	(646)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5,685

See accompanying notes which are an integral part of this quarterly report.

242 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,985	CZK	44,882	02/22/19	10
Bank of America	USD	1,996	HUF	558,716	02/22/19	31
Bank of America	USD	3,282	PLN	12,371	02/22/19	43
Bank of America	USD	176	THB	5,770	02/22/19	8
Bank of America	USD	204	THB	6,490	02/22/19	4
Bank of America	USD	13	TRY	75	02/22/19	1
Bank of America	USD	4,437	TRY	25,064	02/22/19	357
Bank of America	CZK	1,761	USD	79	02/22/19	1
Bank of America	CZK	1,900	USD	84	02/22/19	(1)
Bank of America	HUF	20,208	USD	72	02/22/19	(2)
Bank of America	HUF	20,294	USD	72	02/22/19	(2)
Bank of America	PLN	384	USD	102	02/22/19	(1)
Bank of America	PLN	450	USD	119	02/22/19	(2)
Bank of America	THB	150,153	USD	4,560	02/22/19	(248)
Bank of America	TRY	1,476	USD	264	02/22/19	(18)
BNP Paribas	USD	32	BRL	127	02/22/19	2
BNP Paribas	USD	1,320	RUB	88,478	02/22/19	30
BNP Paribas	BRL	12,357	USD	3,286	02/22/19	(98)
BNP Paribas	RUB	4,892	USD	73	02/22/19	(2)
Brown Brothers Harriman	AUD	3,250	JPY	253,945	02/22/19	(57)
Brown Brothers Harriman	ILS	28,313	USD	7,702	02/22/19	(95)
Citigroup	USD	3,067	NZD	4,522	02/22/19	60
Citigroup	USD	113	PEN	379	02/22/19	1
Citigroup	GBP	6,012	USD	7,745	02/22/19	(147)
Citigroup	PEN	10,980	USD	3,242	02/22/19	(56)
Commonwealth Bank of Australia	USD	768	EUR	672	02/22/19	2
Commonwealth Bank of Australia	USD	12,819	JPY	1,386,897	02/22/19	(68)
Commonwealth Bank of Australia	NOK	65,634	USD	7,691	02/22/19	(98)
Royal Bank of Canada	USD	825	JPY	89,516	02/22/19	(2)
State Street	USD	3,073	AUD	4,282	02/22/19	41
State Street	USD	210	BRL	782	02/22/19	4
State Street	USD	3,258	HKD	25,444	02/22/19	(13)
State Street	USD	1,300	IDR	19,254,778	02/22/19	80
State Street	USD	35	KRW	39,064	02/22/19	—
State Street	USD	51	KRW	57,327	02/22/19	1
State Street	USD	1,298	MXN	26,618	02/22/19	90
State Street	USD	109	MYR	455	02/22/19	2
State Street	USD	134	MYR	547	02/22/19	1
State Street	USD	92	PEN	307	02/22/19	—
State Street	USD	96	PHP	5,030	02/22/19	—
State Street	USD	127	PHP	6,742	02/22/19	2
State Street	USD	28	TWD	876	02/22/19	—
State Street	USD	42	TWD	1,287	02/22/19	—
State Street	USD	1,326	ZAR	18,822	02/22/19	91
State Street	CHF	10,607	USD	10,753	02/22/19	69
State Street	HKD	441	USD	56	02/22/19	—
State Street	HKD	829	USD	106	02/22/19	—
State Street	IDR	951,053	USD	67	02/22/19	(1)
State Street	IDR	981,825	USD	67	02/22/19	(4)
State Street	KRW	1,473,361	USD	1,308	02/22/19	(16)
State Street	MXN	1,075	USD	53	02/22/19	(3)
State Street	MXN	1,981	USD	104	02/22/19	—
State Street	MYR	13,632	USD	3,252	02/22/19	(88)
State Street	PHP	172,607	USD	3,252	02/22/19	(55)
State Street	RUB	1,005	USD	15	02/22/19	—
State Street	TWD	40,172	USD	1,315	02/22/19	5
State Street	ZAR	808	USD	58	02/22/19	(2)
State Street	ZAR	931	USD	64	02/22/19	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(149)

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 243

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$71,762	$971	$—	$72,733
Corporate Bonds and Notes	—	186,537	—	—	186,537
International Debt	—	87,644	—	—	87,644
Mortgage-Backed Securities	—	287,384	3,205	—	290,589
Municipal Bonds	—	1,718	—	—	1,718
United States Government Treasuries	—	272,414	—	—	272,414
Short-Term Investments	—	18,477	—	18,004	36,481
Total Investments	—	925,936	4,176	18,004	948,116

Other Financial Instruments
Assets
Futures Contracts	7,928	—	—	—	7,928
Foreign Currency Exchange Contracts	—	936	—	—	936
Liabilities
Futures Contracts	(2,243)	—	—	—	(2,243)
Foreign Currency Exchange Contracts	—	(1,085)	—	—	(1,085)
Total Other Financial Instruments*	$5,685	$(149)	$—	$—	$5,536

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,023
Bermuda	1,068
Brazil	1,283
Canada	9,913
Cayman Islands	32,830
Chile	1,785
China	1,002
Colombia	2,803
Finland	398
France	1,564
Ireland	3,924

See accompanying notes which are an integral part of this quarterly report.

244 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Italy	1,682
Japan	1,462
Luxembourg	1,119
Mexico	3,447
Netherlands	11,550
Panama	404
South Korea	1,338
Switzerland	1,204
Thailand	510
United Kingdom	9,751
United States	858,056
Total Investments	948,116

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 245

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 88.0%			Foursight Capital Automobile
			Receivables Trust
Asset-Backed Securities - 9.7%			Series 2017-1 Class A
ALG Student Loan Trust I			2.370% due 04/15/22 (Þ)	762	758
Series 2006-1A Class A3			Series 2018-1 Class A3
1.464% due 10/28/23 (Ê)(Þ)	624	623	3.640% due 09/15/22 (Þ)	1,519	1,521
AmeriCredit Automobile Receivables
Trust			Series 2018-1 Class C
Series 2017-2 Class A3			4.300% due 08/15/23 (Þ)	800	803
1.980% due 12/20/21	1,730	1,721	Hertz Fleet Lease Funding, LP
			Series 2017-1 Class A2
Series 2017-3 Class A2A			2.130% due 04/10/31 (Þ)	1,875	1,863
1.690% due 12/18/20	568	566
			Series 2017-1 Class B
Series 2017-4 Class A2A			2.880% due 04/10/31 (Þ)	1,965	1,954
1.830% due 05/18/21	840	839
			Series 2018-1 Class C
Ascentium Equipment Receivables LLC			3.770% due 05/10/32 (Þ)	485	487
Series 2018-1A Class A3
3.210% due 09/11/23 (Þ)	1,265	1,268	Hertz Vehicle Finance LLC
			Series 2015-1A Class A
Avis Budget Rental Car Funding LLC			2.730% due 03/25/21 (Þ)	885	880
Series 2016-2A Class C
4.830% due 11/20/22 (Þ)	1,065	1,085	Hertz Vehicle Financing II LP
			Series 2019-1A Class A
Bank of the West Auto Trust			3.710% due 03/25/23 (Þ)	765	767
Series 2017-1 Class A2
1.780% due 02/15/21 (Þ)	424	422	Hilton Grand Vacations Trust
			Series 2017-AA Class A
Series 2018-1 Class A3			2.660% due 12/26/28 (Þ)	788	777
3.430% due 12/15/22 (Þ)	1,435	1,445
Chase Issuance Trust			Honda Auto Receivables Owner Trust
			Series 2017-4 Class A3
Series 2012-A4 Class A4			2.050% due 11/22/21	2,170	2,153
1.580% due 08/16/21	535	532
Citibank Credit Card Issuance Trust			Nationstar HECM Loan Trust
			Series 2018-1A Class M2
Series 2017-A3 Class A3			3.469% due 02/25/28 (~)(Ê)(Š)(Þ)	905	905
1.920% due 04/07/22	3,000	2,970
Commonbond Student Loan Trust			Navient Private Education Loan Trust
			Series 2015-CA Class B
Series 2018-BGS Class A1			3.250% due 05/15/40 (Þ)	1,285	1,284
3.560% due 09/25/45 (Þ)	1,175	1,174
Daimler Trucks Retail Trust			Nissan Auto Receivables Owner Trust
			Series 2017-C Class A3
Series 2018-1 Class A2			2.120% due 04/18/22	1,065	1,054
2.600% due 05/15/20 (Þ)	742	741
Drive Auto Receivables Trust			Orange Lakes Timeshare Trust
			Series 2018-A Class A
Series 2015-CA Class D			3.100% due 07/08/30 (Þ)	815	812
4.200% due 09/15/21 (Þ)	1,787	1,794
Series 2018-3 Class A3			Prestige Auto Receivables Trust
3.010% due 11/15/21	1,230	1,229	Series 2017-1A Class A2
			1.800% due 11/16/20 (Þ)	76	76
Series 2018-5 Class A3
3.340% due 10/15/22	2,130	2,139	Series 2017-1A Class B
			2.390% due 05/16/22 (Þ)	1,295	1,286
Dryden 61 Clo, Ltd.
Series 2018-61A Class A1			Santander Drive Auto Receivables Trust
1.160% due 01/17/32 (Ê)(Þ)	745	740	Series 2015-2 Class C
			2.440% due 04/15/21	188	188
Earnest Student Loan Program LLC
Series 2016-D Class A1			Series 2016-3 Class C
2.728% due 01/25/41 (Ê)(Þ)	931	939	2.460% due 03/15/22	1,000	995
Series 2016-D Class A2			SLM Private Education Loan Trust
2.720% due 01/25/41 (Þ)	548	543	Series 2010-A Class 2A
			4.477% due 05/16/44 (Ê)(Þ)	458	464
Exeter Automobile Receivables Trust
Series 2019-1A Class A			Series 2012-A Class A2
3.200% due 04/15/22 (Š)(Þ)	1,485	1,485	3.830% due 01/17/45 (Þ)	503	504
Fifth Third Auto Trust			SMB Private Education Loan Trust
			Series 2017-A Class A1
Series 2017-1 Class A2A			1.230% due 06/17/24 (Ê)(Þ)	135	135
1.590% due 04/15/20	55	55
Finance of America Structured Trust			SoFi Consumer Loan Program LLC
			Series 2015-1 Class A
Series 2017-HB1 Class A			3.280% due 09/15/23 (Þ)	616	616
2.321% due 11/25/27 (~)(Ê)(Š)(Þ)	792	791
			Series 2017-6 Class A1
Series 2018-HB1 Class M2			2.200% due 11/25/26 (Þ)	673	670
4.087% due 09/25/28 (~)(Ê)(Š)(Þ)	200	196
			Series 2018-1 Class A1
			2.550% due 02/25/27 (Þ)	373	372

See accompanying notes which are an integral part of this quarterly report.

246 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SoFi Consumer Loan Program Trust			3.300% due 03/01/21	1,825	1,839
Series 2018-2 Class A1			Amgen, Inc.
2.930% due 04/26/27 (Þ)	1,308	1,305	4.100% due 06/15/21	1,085	1,108
Series 2018-3 Class A1			Anadarko Petroleum Corp.
3.200% due 08/25/27 (Þ)	586	586	4.850% due 03/15/21	1,350	1,384
Series 2018-4 Class A			Anheuser-Busch InBev Finance, Inc.
3.540% due 11/26/27 (Þ)	2,153	2,160	2.650% due 02/01/21	2,181	2,172
SoFi Professional Loan Program LLC			3.300% due 02/01/23	530	529
Series 2014-B Class A2			Anheuser-Busch InBev Worldwide, Inc.
2.550% due 08/27/29 (Þ)	827	822	4.150% due 01/23/25	565	580
Series 2015-B Class A2			Anthem, Inc.
2.510% due 09/27/32 (Þ)	480	476	2.500% due 11/21/20	2,075	2,054
Series 2017-3 Class A			Apple, Inc.
2.770% due 05/25/26 (Þ)	250	248	2.250% due 02/23/21	3,720	3,690
Series 2017-A Class A1			2.400% due 01/13/23	400	394
2.028% due 03/26/40 (Ê)(Þ)	792	794	AT&T, Inc.
Series 2017-F Class A1FX			2.450% due 06/30/20	945	939
2.050% due 01/25/41 (Þ)	618	613	Series WI
Series 2018-A Class A2A			5.000% due 03/01/21	1,140	1,182
2.390% due 02/25/42 (Þ)	854	846	AvalonBay Communities, Inc.
South Carolina Student Loan Corp.			Series GMTN
Series 2015-A Class A			3.625% due 10/01/20	485	488
2.734% due 01/25/36 (Ê)	833	837	Avnet, Inc.
Westlake Automobile Receivables Trust			4.875% due 12/01/22	530	542
Series 2018-1A Class A2A			AXA Equitable Holdings, Inc.
2.240% due 12/15/20 (Þ)	1,536	1,532	Series WI
Wheels SPV LLC			3.900% due 04/20/23	495	495
Series 2017-1A Class A2			Bank of America Corp.
1.880% due 04/20/26 (Þ)	391	388	5.625% due 07/01/20	1,590	1,651
		55,228	2.328% due 10/01/21 (Ê)	1,610	1,590
Corporate Bonds and Notes - 40.4%			2.738% due 01/23/22 (Ê)	3,090	3,067
21st Century Fox America, Inc.			Series GMTN
4.000% due 10/01/23	1,140	1,180	2.369% due 07/21/21 (Ê)	2,653	2,627
Abbott Laboratories			BAT Capital Corp.
2.900% due 11/30/21	940	939	Series WI
AbbVie, Inc.			3.204% due 08/14/20 (Ê)	1,440	1,426
2.500% due 05/14/20	780	775	Bayer US Finance II LLC
AIG Global Funding			3.500% due 06/25/21 (Þ)	365	364
1.900% due 10/06/21 (Þ)	490	475	BB&T Corp.
Air Lease Corp.			3.200% due 09/03/21	1,410	1,416
3.875% due 04/01/21	1,400	1,401	Becton Dickinson and Co.
Allstate Corp. (The)			2.404% due 06/05/20	995	983
3.233% due 03/29/21 (Ê)	1,545	1,536	BP Capital Markets America, Inc.
Altria Group, Inc.			3.216% due 11/28/23	710	711
4.750% due 05/05/21	436	450	Broadcom Corp. / Broadcom Cayman
American Airlines, Inc. Pass-Through			Finance, Ltd.
Certificates Trust			Series WI
Series 2013-2 Class A			2.200% due 01/15/21	1,205	1,176
4.950% due 01/15/23	1,200	1,225	Capital One Financial Corp.
American Express Co.			2.500% due 05/12/20	845	839
2.200% due 10/30/20	1,190	1,176	3.471% due 01/30/23 (Ê)	1,590	1,562
3.375% due 05/17/21	955	962	Cargill, Inc.
2.500% due 08/01/22	3,900	3,809	3.250% due 03/01/23 (Þ)	1,800	1,804
American Express Credit Corp.			Caterpillar Financial Services Corp.
Series F			3.650% due 12/07/23	680	698
2.600% due 09/14/20	1,650	1,644	Series GMTN
American Honda Finance Corp.			1.850% due 09/04/20	2,650	2,613
Series GMTN			Series WI
1.700% due 09/09/21	815	789	1.931% due 10/01/21	1,140	1,109
Series NCD			CBS Corp.
2.000% due 02/14/20	2,200	2,181	2.500% due 02/15/23	470	449
American International Group, Inc.			CenterPoint Energy, Inc.
6.400% due 12/15/20	385	408	3.600% due 11/01/21	745	751

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 247

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Charter Communications Operating LLC			4.750% due 07/15/20	435	443
/ Charter Communications Operating			Exelon Corp.
Capital			2.850% due 06/15/20	650	646
Series WI			Exxon Mobil Corp.
4.464% due 07/23/22	1,460	1,489	Series FXD
Chevron Corp.			1.912% due 03/06/20	4,000	3,972
2.419% due 11/17/20	700	699	Ford Motor Credit Co. LLC
1.946% due 11/15/21 (Ê)	3,545	3,558	2.459% due 03/27/20	770	757
Cigna Corp.			3.605% due 04/05/21 (Ê)	255	247
3.200% due 09/17/20 (Þ)	1,025	1,026	4.140% due 02/15/23	890	845
3.400% due 09/17/21 (Þ)	2,235	2,245	Series FXD
Cisco Systems, Inc.			3.813% due 10/12/21	1,510	1,470
2.200% due 02/28/21	2,598	2,573	Fox Corp.
Citigroup, Inc.			3.666% due 01/25/22 (Þ)	540	546
2.700% due 03/30/21	2,110	2,096	General Dynamics Corp.
3.837% due 12/08/21 (Ê)	3,355	3,394	3.000% due 05/11/21	1,375	1,383
2.750% due 04/25/22	590	583	General Mills, Inc.
Colgate-Palmolive Co.			3.200% due 04/16/21	555	558
2.950% due 11/01/20	660	663	General Motors Financial Co. , Inc.
Comcast Corp.			3.200% due 07/13/20	1,010	1,009
3.450% due 10/01/21	1,200	1,214	3.200% due 07/06/21	1,535	1,511
3.417% due 04/15/24 (Ê)	505	498	4.200% due 11/06/21	785	790
Conagra Brands, Inc.			3.450% due 04/10/22	680	668
3.800% due 10/22/21	1,475	1,482	Gilead Sciences, Inc.
ConocoPhillips Co.			2.550% due 09/01/20	1,190	1,183
3.516% due 05/15/22 (Ê)	1,770	1,788	Goldman Sachs Bank
Constellation Brands, Inc.			Series BKNT
2.250% due 11/06/20	1,320	1,298	3.200% due 06/05/20	855	858
3.750% due 05/01/21	875	884	Goldman Sachs Group, Inc. (The)
Cox Communications, Inc.			2.750% due 09/15/20	2,400	2,387
3.250% due 12/15/22 (Þ)	340	336	2.600% due 12/27/20	1,790	1,778
CSX Corp.			HCA, Inc.
3.700% due 10/30/20	270	273	6.500% due 02/15/20	934	960
CVS Health Corp.			Hewlett Packard Enterprise Co.
2.800% due 07/20/20	1,720	1,714	Series WI
3.487% due 03/09/21 (Ê)	830	831	3.600% due 10/15/20	970	976
2.750% due 12/01/22	660	645	Home Depot, Inc. (The)
3.700% due 03/09/23	1,310	1,320	3.250% due 03/01/22	985	1,001
4.100% due 03/25/25	455	463	IBM Credit LLC
Daimler Finance NA LLC			1.800% due 01/20/21	2,950	2,881
2.200% due 05/05/20 (Þ)	1,700	1,681	International Business Machines Corp.
Dell International LLC / EMC Corp.			2.250% due 02/19/21	820	808
6.020% due 06/15/26 (Þ)	1,400	1,463	1.971% due 11/06/21 (Ê)	490	489
Delta Air Lines Pass-Through Trust			Jackson National Life Global Funding
Series 071A Class A			3.300% due 06/11/21 (Þ)	1,005	1,007
6.821% due 08/10/22	1,469	1,586	3.300% due 02/01/22 (Þ)	745	748
Diamond 1 Finance Corp. / Diamond 2			John Deere Capital Corp.
Finance Corp.			2.050% due 03/10/20	2,130	2,111
5.450% due 06/15/23 (Þ)	460	481	3.125% due 09/10/21	925	932
DowDuPont, Inc.			2.700% due 01/06/23	1,305	1,292
3.766% due 11/15/20	1,520	1,540	Johnson & Johnson
eBay, Inc.			1.950% due 11/10/20	1,485	1,465
2.600% due 07/15/22	175	170	2.250% due 03/03/22	1,100	1,083
Ecolab, Inc.			JPMorgan Chase & Co.
4.350% due 12/08/21	594	615	2.750% due 06/23/20	1,145	1,142
EI du Pont de Nemours & Co.			2.682% due 03/01/21 (Ê)	5,006	5,109
3.266% due 05/01/20 (Ê)	495	496	JPMorgan Chase Bank NA
Equifax, Inc.			Series BKNT
Series 5Y			3.026% due 02/01/21 (Ê)	1,800	1,798
3.950% due 06/15/23	985	991	Kellogg Co.
ERAC USA Finance LLC			4.000% due 12/15/20	1,100	1,117
2.600% due 12/01/21 (Þ)	500	488	Keurig Dr Pepper, Inc.
ERP Operating, LP

See accompanying notes which are an integral part of this quarterly report.

248 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.057% due 05/25/23 (Þ)	530	535	Procter & Gamble Co. (The)
KeyBank NA			2.150% due 08/11/22	5,075	4,996
Series BKNT			Prudential Financial, Inc.
3.300% due 02/01/22	390	392	5.375% due 06/21/20	1,345	1,388
Kraft Heinz Foods Co.			QUALCOMM, Inc.
4.875% due 02/15/25 (Þ)	685	699	Series 000A
Land O' Lakes, Inc.			2.600% due 01/30/23	645	629
6.000% due 11/15/22 (Þ)	485	496	Reynolds American, Inc.
Lehman Brothers Holdings Capital Trust			6.875% due 05/01/20	695	724
VII			Ryder System, Inc.
5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—	2.500% due 05/11/20	580	575
Lockheed Martin Corp.			3.500% due 06/01/21	660	661
3.350% due 09/15/21	410	416	Sabine Pass Liquefaction LLC
Manufacturers and Traders Trust Co.			Series WI
Series BKNT			6.250% due 03/15/22	1,100	1,172
2.625% due 01/25/21	1,000	993	Santander Holdings USA, Inc.
Marsh & McLennan Cos. , Inc.			4.450% due 12/03/21	800	813
3.500% due 12/29/20	1,365	1,379	Sempra Energy
MassMutual Global Funding II			2.400% due 02/01/20	880	872
1.950% due 09/22/20 (Þ)	840	826	Sherwin-Williams Co. (The)
Medtronic, Inc.			2.250% due 05/15/20	1,000	989
Series WI			South Carolina Electric & Gas Co.
2.500% due 03/15/20	695	694	3.500% due 08/15/21	670	675
Metropolitan Life Global Funding I			Sprint Spectrum Co. LLC / Sprint
3.034% due 01/08/21 (Ê)(Þ)	860	858	Spectrum Co. II LLC / Sprint
3.375% due 01/11/22 (Þ)	1,030	1,036	Spectrum Co. III LLC
Microsoft Corp.			3.360% due 09/20/21 (Þ)	1,004	998
1.550% due 08/08/21	800	780	Starbucks Corp.
Morgan Stanley			2.100% due 02/04/21	290	286
2.800% due 06/16/20	860	859	Sysco Corp.
Series GMTN			2.600% due 10/01/20	570	566
3.168% due 02/10/21 (Ê)	935	935	Time Warner, Inc.
MPLX, LP			4.750% due 03/29/21	597	616
Series WI			Toyota Motor Credit Corp.
4.500% due 07/15/23	790	815	2.950% due 04/13/21	3,880	3,892
Mylan NV			Series GMTN
Series WI			2.700% due 01/11/23	970	958
3.150% due 06/15/21	1,050	1,032	Tyson Foods, Inc.
National Oilwell Varco, Inc.			2.250% due 08/23/21	350	341
2.600% due 12/01/22	610	584	Unilever Capital Corp.
New York Life Global Funding			4.250% due 02/10/21	592	610
1.700% due 09/14/21 (Þ)	1,540	1,489	1.375% due 07/28/21	3,790	3,653
Newell Brands, Inc.			2.200% due 05/05/22	850	831
Series WI			Union Pacific Corp.
5.000% due 11/15/23	885	898	3.200% due 06/08/21	1,430	1,443
Norfolk Southern Corp.			United Technologies Corp.
3.250% due 12/01/21	495	496	3.350% due 08/16/21	1,610	1,625
2.903% due 02/15/23	1,235	1,221	3.650% due 08/16/23	1,175	1,192
Series 0006			US Bank NA
1.800% due 02/14/20	2,440	2,418	Series BKNT
Northrop Grumman Corp.			2.050% due 10/23/20	500	494
Series 000G			3.150% due 04/26/21	1,660	1,669
2.080% due 10/15/20	975	963	2.850% due 01/23/23	2,600	2,580
PACCAR Financial Corp.			Verizon Communications, Inc.
2.500% due 08/14/20	1,103	1,095	3.125% due 03/16/22	970	973
3.100% due 05/10/21	3,000	3,015	5.150% due 09/15/23	920	1,001
Packaging Corp. of America			Virgin Media Bristol LLC 1st Lien Term
2.450% due 12/15/20	655	646	Loan K
Pfizer, Inc.			0.000% due 01/15/26 (~)(Ê)(v)	125	123
1.950% due 06/03/21	3,800	3,741	VMware, Inc.
PNC Bank NA			2.300% due 08/21/20	935	920
Series BKNT			Walmart, Inc.
2.000% due 05/19/20	850	841	1.900% due 12/15/20	440	434

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 249

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.125% due 06/23/21	3,420	3,456	2.342% due 11/15/20	1,525	1,488
Walt Disney Co. (The)			GFL Environmental, Inc. 1st Lien Term
1.800% due 06/05/20	4,610	4,556	Loan B
Wells Fargo & Co.			5.499% due 05/31/25 (Ê)	125	120
3.500% due 03/08/22	615	621	Hamilton Holdco, LLC Term Loan B
Series GMTN			4.810% due 05/30/25 (Ê)	249	246
2.600% due 07/22/20	855	852	ION Trading Technologies Sarl 1st Lien
Wells Fargo Bank NA			Term Loan B
Series BKNT			6.634% due 11/21/24 (Ê)	456	432
3.550% due 08/14/23	3,765	3,817	KfW
Xcel Energy, Inc.			Series GMTN
2.600% due 03/15/22	690	677	2.750% due 10/01/20	1,150	1,153
			New Gold, Inc.
		230,565	6.250% due 11/15/22 (Þ)	475	438
International Debt - 9.1%			Numericable Group SA Term Loan B12
Actavis Funding SCS			6.196% due 01/05/26 (Ê)	168	157
3.000% due 03/12/20 (Þ)	2,195	2,193	Numericable US LLC 1st Lien Term
AerCap Ireland Capital DAC / AerCap			Loan B11
Global Aviation Trust			5.571% due 06/22/25 (Ê)	125	115
Series WI
5.000% due 10/01/21	50	51	Open Text Corp. 1st Lien Term Loan B
AI Mistral Luxembourg Subco Sarl Term			4.249% due 05/30/25 (Ê)	350	349
			Ortho-Clinical Diagnostics SA 1st Lien
Loan B			Term Loan B
5.499% due 03/09/24 (~)(Ê)	249	234	5.760% due 06/01/25 (Ê)	227	220
America Movil SAB de CV
3.125% due 07/16/22	560	554	Petroleos Mexicanos
			4.875% due 01/24/22	385	376
ArcelorMittal
5.250% due 08/05/20	810	829	Series WI
Arterra Wines Canada, Inc. Term Loan			6.375% due 02/04/21	1,535	1,558

6.250% due 02/25/22	420	446	5.375% due 03/13/22	420	414
B1			Reckitt Benckiser Treasury Services PLC
5.542% due 12/15/23 (Ê)	374	367	2.375% due 06/24/22 (Þ)	1,765	1,713
AstraZeneca PLC			Royal Bank of Canada
2.375% due 11/16/20	965	954	Series GMTN
Bank of Montreal			3.466% due 02/01/22 (Ê)	3,344	3,362
Series D			Sanofi
3.100% due 04/13/21	1,380	1,386	4.000% due 03/29/21	1,024	1,046
Bank of Nova Scotia			3.375% due 06/19/23	2,930	2,971
2.700% due 03/07/22	1,200	1,187	Shell International Finance BV
Barclays Bank PLC			1.875% due 05/10/21	2,564	2,517
3.259% due 01/11/21 (Ê)	1,985	1,958	Sky, Ltd.
BNP Paribas SA			3.750% due 09/16/24 (Þ)	630	643
Series BKNT			Svenska Handelsbanken AB
5.000% due 01/15/21	1,685	1,748	Series BKNT
BSPRT Issuer Ltd.			2.450% due 03/30/21	800	790
Series 2018-FL4 Class A			3.953% due 03/30/21 (Ê)	2,690	2,734
3.559% due 09/15/35 (Ê)(Þ)	580	575	Takeda Pharmaceutical Co. , Ltd.
Canadian Oil Sands, Ltd.			4.400% due 11/26/23 (Þ)	940	968
4.500% due 04/01/22 (Þ)	500	500	Toronto-Dominion Bank (The)
Coca-Cola European Partners PLC			2.125% due 04/07/21	830	817
3.250% due 08/19/21	916	908	Total Capital SA
Cooperatieve Rabobank UA			4.450% due 06/24/20	2,655	2,717
3.125% due 04/26/21	3,675	3,680	UBS AG
Credit Agricole SA			2.450% due 12/01/20 (Þ)	880	868
3.737% due 06/10/20 (Ê)(Þ)	1,530	1,541	Vodafone Group PLC
Danske Bank A/S			4.375% due 03/16/21	3,950	4,043
Series REGS					52,131
2.200% due 03/02/20	300	294	Loan Agreements - 6.8%
Delta 2 (LUX ) Sarl Term Loan B			ABG Intermediate Holdings 2 LLC 1st
4.999% due 02/21/24 (Ê)	189	182	Lien Term Loan B
Garda World Security Corp. Term Loan B			5.999% due 09/29/24 (Ê)	495	482
6.236% due 05/26/24 (Ê)	295	289	AgroFresh, Inc. Term Loan B
GE Capital International Funding Co.			7.553% due 07/31/21 (Ê)	120	118
Unlimited Co			AGS LLC 1st Lien Term Loan B
Series WI

See accompanying notes which are an integral part of this quarterly report.

250 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.999% due 02/15/24 (Ê)	308	303	5.249% due 03/01/24 (~)(Ê)	475	465
Altice Financing SA 1st Lien Term Loan			Charter Communications Operating LLC
5.253% due 01/05/26 (Ê)	198	183	1st Lien Term Loan B
American Airlines, Inc. Term Loan B			4.500% due 04/30/25 (~)(Ê)	432	425
4.500% due 04/28/23 (Ê)	359	347	Cogeco Communications (USA) II LP 1st
AP Exhaust Acquisition LLC 1st Lien			Lien Term Loan B
Term Loan			4.874% due 08/11/24 (Ê)	249	243
7.618% due 05/10/24 (Ê)	493	452	Constellis Holdings LLC 1st Lien Term
AppLovin Corp. 1st Lien Term Loan B			Loan
6.249% due 08/15/25 (Ê)	325	324	7.744% due 04/18/24 (Ê)	244	233
Aramark Services, Inc. 1st Lien Term			Crown Finance, Inc. 1st Lien Term
Loan B3			Loan B
4.249% due 03/11/25 (~)(Ê)	320	318	4.999% due 02/28/25 (Ê)	443	431
Aretec Group, Inc. 1st Lien Term Loan			CSC Holdings LLC 1st Lien Term Loan
6.749% due 10/01/25 (Ê)	150	147	4.759% due 07/17/25 (Ê)	466	451
ARRIS Group, Inc. 1st Lien Term Loan			Delek US Holdings, Inc. 1st Lien Term
B3			Loan B
4.749% due 04/26/24 (Ê)	486	485	4.749% due 03/30/25 (Ê)	248	239
			Dell International LLC 1st Lien Term
Ascena Retail Group, Inc. Term Loan B			Loan B
7.000% due 08/21/22 (Ê)	218	200
AssuredPartners, Inc. 1st Lien Term			4.500% due 09/07/23 (~)(Ê)	473	466
Loan B			Diamond (BC) BV 1st Lien Term Loan
5.749% due 10/22/24 (Ê)	122	117	5.744% due 09/06/24 (Ê)	277	261
			Digicert Holdings, Inc. 1st Lien Term
Asurion LLC Term Loan B6			Loan
5.499% due 11/03/23 (Ê)	510	502	6.499% due 10/31/24 (Ê)	373	366
Avaya, Inc. Term Loan B			DiversiTech Holdings, Inc. 1st Lien Term
6.759% due 12/15/24 (Ê)	374	367	Loan B
Avolon LLC 1st Lien Term Loan B3			5.803% due 06/01/24 (Ê)	124	119
4.503% due 01/15/25 (~)(Ê)	323	319	Dynacast International LLC 1st Lien
Bass Pro Group LLC 1st Lien Term			Term Loan B
Loan B			5.772% due 01/28/22 (Ê)	125	122
7.775% due 09/25/24 (Ê)	125	123	EagleView Technology Corp. 1st Lien
Bausch Health Cos. , Inc. 1st Lien Term			Term Loan B1
Loan B			6.008% due 07/31/25 (Ê)	375	360
5.263% due 11/27/25 (Ê)	241	237	ECI Macola/Max Holding LLC 2nd Lien
Blount International, Inc. 1st Lien Term			Term Loan
Loan B			10.803% due 09/29/25 (Ê)	125	122
6.249% due 04/12/23 (Ê)	372	371	ECI Macola/Max Holding LLC Term
Boxer Parent Co. , Inc. 1st Lien Term			Loan B
Loan B			7.063% due 09/27/24 (Ê)	122	120
7.053% due 10/02/25 (Ê)	375	366	Education Advisory Board 1st Lien Term
Brave Parent Holdings, Inc. 1st Lien			Loan
Term Loan			6.407% due 02/27/20 (Ê)	198	191
6.499% due 04/17/25 (Ê)	125	122	EnergySolutions, LLC 1st Lien Term
Brickman Group, Ltd. 1st Lien Term			Loan B
Loan B			6.553% due 05/11/25 (Ê)	123	105
5.063% due 08/10/25 (~)(Ê)	383	379	Entegris, Inc. Term Loan B
C. H. Guenther & Son, Inc. Term Loan B			4.499% due 11/01/25 (Ê)	250	247
5.249% due 03/22/25 (Ê)	373	365	Envision Healthcare Corp. 1st Lien Term
Cable One, Inc. 1st Lien Term Loan B1			Loan B
4.250% due 05/01/24 (Ê)	244	241	6.249% due 10/11/25 (~)(Ê)	225	212
Cabot Microelectronics Corp. 1st Lien			Everi Payments, Inc. Term Loan B
Term Loan B			Series 91D
4.750% due 11/15/25 (Ê)	375	372	5.499% due 05/09/24 (Ê)	121	118
Caesars Entertainment Operating Co.			EVO Payments International LLC 1st
LLC 1st Lien Term Loan B			Lien Term Loan B
4.499% due 10/06/24 (Ê)	491	481	5.760% due 12/22/23 (Ê)	248	245
Caesars Resort Collection LLC 1st Lien			Flying Fortress Holdings LLC 1st Lien
Term Loan B			Term Loan B
5.249% due 12/22/24 (~)(Ê)	432	425	4.553% due 10/30/22 (Ê)	183	182
Canyon Valor Cos. , Inc. 1st Lien Term			Focus Financial Partners LLC 1st Lien
Loan B			Term Loan B2
5.553% due 06/16/23 (Ê)	212	207	4.999% due 07/03/24 (Ê)	244	241
Change Healthcare Holdings LLC 1st			Fort Dearborn Company 1st Lien Term
Lien Term Loan B			Loan

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 251

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.784% due 10/19/23 (Ê)	368	350	Midwest Physician Administrative
Global Payments, Inc. 1st Lien Term			Services LLC 1st Lien Term Loan
Loan B3			5.249% due 08/15/24 (Ê)	233	224
4.249% due 04/22/23 (Ê)	247	243	Midwest Physician Administrative
Gray Television, Inc. 1st Lien Term			Services LLC 2nd Lien Term Loan
Loan B			Series 182
4.770% due 02/07/24 (Ê)	223	219	9.519% due 08/11/25 (Ê)	122	117
Grifols Worldwide Operations USA Inc.			Minerals Technologies, Inc. 1st Lien
Term Loan			Term Loan B
4.664% due 01/31/25 (Ê)	451	444	4.830% due 02/14/24 (Ê)	189	186
Gruden Holdings, Inc. 1st Lien Term			Mitchell International, Inc. 1st Lien
Loan			Term Loan B
8.808% due 08/18/22 (Ê)	115	112	5.749% due 11/30/24 (Ê)	235	225
GTT Communications, Inc. 1st Lien			NAI Entertainment Holdings LLC 1st
Term Loan B			Lien Term Loan B
5.250% due 05/31/25 (Ê)	575	539	5.000% due 04/23/25 (Ê)	249	244
H. B. Fuller Co. 1st Lien Term Loan B			Navistar, Inc. 1st Lien Term Loan B
4.503% due 10/20/24 (Ê)	223	218	6.020% due 11/06/24 (Ê)	246	242
HCA, Inc. Term Loan B10			NN, Inc. 1st Lien Term Loan B
4.499% due 03/07/25 (Ê)	495	494	6.249% due 10/19/22 (Ê)	373	363
Heartland Dental LLC 1st Lien Term			NN, Inc. Term Loan
Loan			5.749% due 04/03/21 (Ê)	186	180
3.750% due 04/30/25 (Ê)	31	30	NPC International, Inc. 1st Lien Term
6.249% due 04/30/25 (Ê)	342	331	Loan
HLF Financing SARL LLC 1st Lien			6.055% due 04/20/24 (Ê)	244	233
Term Loan B			On Assignment, Inc. 1st Lien Term Loan
5.508% due 08/16/25 (Ê)	110	109	B4
HS Purchaser LLC 1st Lien Term Loan			4.499% due 02/21/25 (~)(Ê)	218	215
6.249% due 03/29/25 (Ê)	249	244	Penn National Gaming, Inc. 1st Lien
INEOS US Finance LLC 1st Lien Term			Term Loan B1
Loan B			4.758% due 10/15/25 (Ê)	125	123
4.499% due 03/31/24 (Ê)	245	238	Plantronics, Inc. 1st Lien Term Loan
Information Resources, Inc. 1st Lien			4.999% due 07/02/25 (Ê)	120	116
Term Loan			Platform Specialty Products Corp. 1st
6.999% due 12/03/25 (Ê)	125	123	Lien Term Loan
Inovalon Holdings, Inc. Term Loan B			0.000% due 01/31/26 (Ê)(v)	90	89
6.652% due 04/02/25 (Ê)	373	366	Post Holdings, Inc. Incremental Term
Intrawest Resorts Holdings, Inc. 1st Lien			Loan B
Term Loan B1			4.520% due 05/24/24 (~)(Ê)	147	145
5.499% due 06/29/24 (Ê)	246	243	Pre-Paid Legal Services, Inc. 1st Lien
Las Vegas Sands LLC Term Loan			Term Loan
4.249% due 03/27/25 (Ê)	371	363	5.499% due 04/13/25 (Ê)	229	226
Level 3 Financing, Inc. Term Loan B			Procera Networks, Inc. 1st Lien Term
4.756% due 02/22/24 (~)(Ê)	250	245	Loan
Lions Gate Capital Holdings LLC 1st			7.003% due 11/02/25 (Ê)	108	106
Lien Term Loan B			Quest Software US Holdings, Inc. 1st
4.749% due 03/24/25 (Ê)	496	487	Lien Term Loan
			6.994% due 05/18/25 (Ê)	249	245
MacDermid, Inc. Term Loan B6			Quintiles IMS, Inc. 1st Lien Term Loan
0.000% due 06/07/23 (~)(Ê)(v)	548	548	B2
Marriott Ownership Resorts, Inc. 1st			4.803% due 01/18/25 (Ê)	247	244
Lien Term Loan B			Rackspace Hosting, Inc. 1st Lien Term
0.000% due 08/29/25 (~)(Ê)(v)	300	298	Loan
MCC Iowa LLC 1st Lien Term Loan M			5.582% due 11/03/23 (Ê)	362	335
4.420% due 01/15/25 (Ê)	340	335	Radiate Holdco LLC 1st Lien Term
Messer Industries USA, Inc. 1st Lien			Loan B
Term Loan B			5.499% due 02/01/24 (Ê)	124	120
0.000% due 10/02/25 (Ê)(v)	250	244	Radio One, Inc. 1st Lien Term Loan B
Metro-Goldwyn-Mayer, Inc. 1st Lien			6.500% due 04/05/23 (Ê)	927	881
Term Loan B			Red Ventures LLC 1st Lien Term Loan
5.000% due 07/03/25 (Ê)	374	368	B1
MGM Growth Properties Operating			5.499% due 11/08/24 (Ê)	405	400
Partnership, LP Term Loan B			Refinitiv US Holdings, Inc. 1st Lien
4.451% due 04/25/23 (~)(Ê)	373	367	Term Loan B
MH Sub I LLC 1st Lien Term Loan			6.249% due 10/01/25 (Ê)	250	240
6.269% due 09/15/24 (Ê)	336	329

See accompanying notes which are an integral part of this quarterly report.

252 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Regionalcare Hospital Partners, Inc.			TMS International Corp. 1st Lien Term
Term Loan B			Loan B2
7.129% due 11/16/25 (~)(Ê)	469	457	5.400% due 08/14/24 (Ê)	210	203
Renaissance Home Equity Loan Trust			TransDigm, Inc. Term Loan
Series 2005-4 Class A3			4.999% due 06/09/23 (Ê)	236	231
0.000% due 02/25/36 (~)(Ê)(v)	9	9	Tribune Co. Term Loan C
Research Now Group, Inc. 1st Lien Term			5.499% due 01/27/24 (Ê)	132	132
Loan			TruGreen, LP Term Loan
7.999% due 12/20/24 (Ê)	249	246	6.693% due 04/13/23 (Ê)	331	332
Reynolds Group Holdings, Inc. Term			United Airlines, Inc. Term Loan B
Loan			4.249% due 04/01/24 (Ê)	236	232
5.249% due 02/05/23 (~)(Ê)	457	450	United Natural Foods, Inc. Term Loan B
RHP Hotel Properties, LP Term Loan B			6.749% due 10/01/25 (Ê)	250	214
4.780% due 05/11/24 (Ê)	243	240	UPC Financing Partnership 1st Lien
Rovi Solutions Corp. Term Loan B			Term Loan AR
5.000% due 07/02/21 (Ê)	241	236	5.009% due 01/15/26 (~)(Ê)	208	205
RPI Finance Trust Term Loan B			Valeant Pharmaceuticals International,
0.047% due 03/27/23 (~)(Ê)	250	247	Inc. Term Loan B
Sally Holdings LLC 1st Lien Term Loan			5.513% due 05/17/25 (~)(Ê)	274	271
B1			Vantiv LLC Term Loan B4
4.750% due 07/05/24 (Ê)	247	242	4.222% due 08/20/24 (Ê)	372	370
Schenectady International Group, Inc.			Verdesian Life Sciences LLC Term Loan
1st Lien Term Loan			7.744% due 07/01/20 (Ê)	795	717
7.537% due 08/10/25 (Ê)	125	124	VeriFone Systems, Inc. 1st Lien Term
Scientific Games International, Inc. 1st			Loan
Lien Term Loan B5			6.645% due 08/20/25 (Ê)	319	312
5.249% due 08/14/24 (~)(Ê)	193	187	VICI Properties, Inc. 1st Lien Term
Sesac Holdco II LLC 1st Lien Term Loan			Loan B
5.499% due 02/13/24 (Ê)	123	119	4.503% due 12/15/24 (~)(Ê)	125	123
Shutterfly, Inc. Term Loan B			W3 TopCo LLC 1st Lien Term Loan
5.250% due 08/17/24 (Ê)	94	92	8.503% due 03/08/22 (Ê)	370	369
SonicWALL US Holdings, Inc. 1st Lien			Walker & Dunlop, Inc. 1st Lien Term
Term Loan			Loan B1
6.145% due 05/16/25 (Ê)	249	240	4.749% due 11/07/25 (Ê)	250	246
SonicWALL US Holdings, Inc. 2nd Lien			Weight Watchers International, Inc. 1st
Term Loan			Lien Term Loan B
10.145% due 05/18/26 (Ê)	100	95	7.560% due 11/29/24 (Ê)	321	319
Southwire Co. LLC 1st Lien Term Loan B			William Morris Endeavor Entertainment
4.508% due 05/15/25 (Ê)	174	172	LLC 1st Lien Term Loan B
Sprint Communications, Inc. 1st Lien			5.250% due 05/29/25 (Ê)	239	224
Term Loan B			Wyndham Hotels & Resorts, Inc. 1st
5.500% due 02/03/24 (Ê)	375	369	Lien Term Loan B
SS&C Technologies, Inc. 1st Lien Term			4.249% due 05/30/25 (Ê)	175	171
Loan B5					38,632
0.000% due 04/16/25 (~)(Ê)(v)	430	422	Mortgage-Backed Securities - 15.5%
Starfruit Finco BV 1st Lien Term Loan B			280 Park Avenue Mortgage Trust
5.753% due 10/01/25 (Ê)	125	122	Series 2017-280P Class A
Stars Group Holdings BV Term Loan			3.389% due 09/15/34 (Ê)(Þ)	600	596
6.303% due 07/10/25 (Ê)	249	247
Station Casinos LLC 1st Lien Term			A10 Securitization Asset Financing LLC
			Series 2017-1A Class A1FX
Loan B			2.340% due 03/15/36 (Þ)	447	447
5.000% due 06/08/23 (Ê)	122	121
Steak n Shake Operations, Inc. Term			Aventura Mall Trust
Loan			Series 2013-AVM Class A
6.250% due 03/19/21 (Ê)	880	683	3.867% due 12/05/32 (~)(Ê)(Þ)	1,710	1,737
Sungard Availability Services Capital,			Avenue of Americas Mortgage Trust
Inc. 1st Lien Term Loan B			Series 2015-1177 Class C
0.000% due 10/01/22 (~)(Ê)(v)	542	508	3.110% due 12/13/29 (~)(Ê)(Þ)	310	304
SuperMoose Borrower LLC 1st Lien			Banc of America Commercial Mortgage
Term Loan			Trust
6.249% due 08/15/25 (Ê)	167	162	Series 2013-1 Class AM
Tempo Acquisition LLC Term Loan B			5.416% due 01/15/49 (Þ)	791	793
5.499% due 05/01/24 (Ê)	245	240	Series 2016-UB10 Class A1
TKC Holdings, Inc. 1st Lien Term Loan			1.559% due 07/15/49	422	416
6.250% due 02/01/23 (Ê)	236	228	Banc of America Funding Trust
			Series 2006-A Class 1A1

See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.605% due 02/20/36 (~)(Ê)	152	150	Series 2007-WM1 Class A1
Barclays Commercial Mortgage Trust			3.197% due 06/27/37 (~)(Ê)(Þ)	461	465
Series 2018-CBM Class A			Fannie Mae
3.509% due 07/15/37 (Ê)(Þ)	1,115	1,105	4.500% due 2020	140	143
BCAP LLC Trust			4.500% due 2021	10	10
Series 2011-R11 Class 15A1			2.400% due 2022	478	475
3.624% due 10/26/33 (~)(Ê)(Þ)	350	355	2.500% due 2022	743	736
Series 2011-R11 Class 20A5			2.570% due 2022	421	416
3.533% due 03/26/35 (~)(Ê)(Þ)	77	77	2.700% due 2022	1,586	1,584
Bear Stearns ARM Trust			7.000% due 2022	7	7
Series 2004-5 Class 2A			2.000% due 2023	1,152	1,136
3.892% due 07/25/34 (~)(Ê)	210	208
Bear Stearns Commercial Mortgage			2.500% due 2024	2,765	2,744
Securities Trust			2.500% due 2025	819	813
Series 2004-PWR5 Class G			3.130% due 2025	342	347
5.853% due 07/11/42 (~)(Ê)(Þ)	299	300	4.500% due 2025	209	215
Series 2004-PWR5 Class L			4.790% due 2028	285	284
4.693% due 07/11/42 (~)(Ê)(Þ)	416	416	3.500% due 2030	894	913
Series 2004-PWR6 Class G			5.000% due 2031	1,131	1,192
5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	1,005	3.312% due 2033(Ê)	11	11
Series 2005-PW10 Class AJ			Fannie Mae Aces
5.777% due 12/11/40 (~)(Ê)	639	659	Series 2011-M3 Class A2
CAMB Commercial Mortgage Trust			3.643% due 07/25/21	4,224	4,267
Series 2019-LIFE Class A			Series 2013-M5 Class ASQ4
3.570% due 12/15/37 (Ê)(Š)(Þ)	385	385	1.919% due 01/25/22	655	647
CG-CCRE Commercial Mortgage Trust			Series 2013-M7 Class A2
Series 2014-FL2 Class A			2.280% due 12/27/22	1,971	1,931
3.104% due 11/15/31 (Ê)(Þ)	428	428	Series 2015-M17 Class FA
Citigroup Commercial Mortgage Trust			2.518% due 11/25/22 (Ê)	143	144
Series 2004-C2 Class F			Series 2016-M7 Class AV1
5.211% due 10/15/41 (~)(Ê)(Þ)	385	387	1.557% due 10/25/23	84	83
Series 2016-C1 Class A1			Series 2017-M5 Class FA
1.506% due 05/10/49	999	985	1.727% due 04/25/24 (Ê)	466	464
Series 2017-C4 Class A1			Fannie Mae Grantor Trust
2.121% due 10/12/50	433	427	Series 2001-T4 Class A1
Series 2017-P8 Class A1			7.500% due 07/25/41	371	425
2.065% due 09/15/50 (Æ)	886	872	Series 2004-T2 Class 1A3
Commercial Mortgage Pass-Through			7.000% due 11/25/43	333	378
Certificates			Fannie Mae REMIC Trust
Series 2013-CR10 Class A2			Series 2004-W12 Class 1A1
2.972% due 08/10/46	37	37	6.000% due 07/25/44	1,436	1,605
Commercial Mortgage Trust			Series 2005-W1 Class 1A2
Series 2005-GG3 Class E			6.500% due 10/25/44	59	67
5.087% due 08/10/42 (~)(Ê)	230	230	Fannie Mae REMICS
Series 2012-CR3 Class ASB			Series 2004-70 Class EB
2.372% due 10/15/45	150	149	5.000% due 10/25/24	32	33
Series 2013-CR12 Class A2			Series 2007-73 Class A1
2.904% due 10/10/46	154	154	1.388% due 07/25/37 (Ê)	29	28
Series 2013-CR13 Class A2			Series 2009-96 Class DB
3.039% due 11/12/46	85	85	4.000% due 11/25/29	78	82
Series 2014-CR16 Class A2			Series 2013-21 Class BA
3.042% due 04/10/47	825	825	1.000% due 03/25/23	904	879
Series 2014-LC15 Class A2			Series 2014-26 Class HC
2.840% due 04/10/47	328	328	2.500% due 02/25/28	879	869
Credit Suisse First Boston Mortgage			Fannie Mae Whole Loan
Securities Corp.			Series 2004-W9 Class 2A1
Series 2004-C4 Class E			6.500% due 02/25/44	16	18
5.135% due 10/15/39 (~)(Ê)(Þ)	521	524
Deutsche Bank Commercial Mortgage			FDIC Trust
			Series 2010-R1 Class A
Trust			2.184% due 05/25/50 (Þ)	300	300
Series 2016-C1 Class A1
1.676% due 05/10/49	225	221	Series 2011-R1 Class A
Deutsche Mortgage Securities, Inc. Re-			2.672% due 07/25/26 (Þ)	138	137
REMIC Trust

See accompanying notes which are an integral part of this quarterly report.

254 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Federal Home Loan Mortgage Corp.			Galton Funding Mortgage Trust
Multifamily Structured Pass-Through			Series 2018-1 Class A43
Certificates			3.500% due 11/25/57 (~)(Ê)(Þ)	667	665
Series 2010-K009 Class A1			GE Capital Commercial Mortgage Corp.
2.757% due 05/25/20	50	50	Series 2005-C1 Class D
Series 2012-K019 Class A1			4.410% due 06/10/48 (~)(Ê)	109	91
1.459% due 09/25/21	586	581	GE Commercial Mortgage Corp. Trust
Freddie Mac			Series 2007-C1 Class AM
5.500% due 2022	74	76	5.606% due 12/10/49 (~)(Ê)	938	844
4.500% due 2026	1,467	1,512	Ginnie Mae
5.500% due 2029	66	71	Series 2010-14 Class A
3.500% due 2030	894	911	4.500% due 06/16/39	85	88
Freddie Mac Mortgage Trust			Series 2010-H12 Class PT
Series 2010-K7 Class B			5.470% due 11/20/59	4	4
5.685% due 04/25/20 (~)(Ê)(Þ)	225	231	Series 2011-H22 Class A
Freddie Mac Multifamily Structured			3.000% due 12/20/61	883	881
Pass-Through Certificates			Series 2016-H24 Class KF
Series 2012-K023 Class X1			2.041% due 11/20/66 (Ê)	1,151	1,150
Interest Only STRIP			Series 2017-H13 Class FJ
1.269% due 08/25/22 (~)(Ê)	3,015	112	1.433% due 05/20/67 (Ê)	548	547
Series 2013-K032 Class X1			Series 2017-H16 Class PT
Interest Only STRIP			4.741% due 05/20/66 (~)(Ê)	504	506
0.104% due 05/25/23 (~)(Ê)	48,092	222	Series 2017-H18 Class HA
Series 2015-KF12 Class A			2.000% due 08/20/63	1,794	1,779
1.932% due 09/25/22 (Ê)	592	593	Ginnie Mae II
Series 2015-KP02 Class A2			2.375% due 2040(Ê)	342	355
2.355% due 04/25/21 (~)(Ê)	440	438	2.750% due 2040(Ê)	1,247	1,298
Series 2016-KF15 Class A			3.125% due 2040(Ê)	12	12
1.902% due 02/25/23 (Ê)	913	915	4.650% due 2060(~)(Ê)	9	10
Series 2017-KF27 Class A			4.594% due 2061(~)(Ê)	65	65
1.652% due 12/25/26 (Ê)	1,393	1,387	4.638% due 2061(~)(Ê)	233	234
Series 2018-KF52 Class A			4.481% due 2062(~)(Ê)	539	541
2.681% due 09/25/28 (Ê)	60	60	4.816% due 2062(~)(Ê)	355	357
Freddie Mac REMICS
Series 2003-2559 Class PB			4.856% due 2062(~)(Ê)	267	268
5.500% due 08/15/30	—	—	4.846% due 2064(~)(Ê)	45	46
Series 2006-R006 Class ZA			5.170% due 2066(~)(Ê)	96	97
6.000% due 04/15/36	864	965	4.685% due 2067(~)(Ê)	340	344
Series 2010-3704 Class DC			4.686% due 2067(~)(Ê)	484	489
4.000% due 11/15/36	166	168	Ginnie Mae REMICS
Series 2011-3803 Class PG			Series 2009-88 Class QA
4.000% due 01/15/41	257	261	4.500% due 10/16/39	292	300
Series 2011-3816 Class D			Series 2010-H22 Class JI
3.500% due 08/15/28	22	22	Interest Only STRIP
Series 2012-4083 Class DC			2.508% due 11/20/60 (~)(Ê)	1,094	40
1.500% due 07/15/27	789	759	Series 2010-H28 Class JA
Series 2012-4147 Class LD			3.750% due 12/20/60	2	2
1.500% due 09/15/32	2,479	2,385	Series 2012-H11 Class CI
Series 2014-4315 Class CA			Interest Only STRIP
2.000% due 01/15/23	686	677	2.887% due 04/20/62 (~)(Ê)	817	28
Series 2014-4323 Class WJ			Series 2013-H03 Class HI
2.500% due 04/15/28	787	779	Interest Only STRIP
Series 2014-4399 Class A			2.613% due 12/20/62 (~)(Ê)	3,179	154
2.500% due 07/15/24	43	43	Series 2014-137 Class JD
Freddie Mac Structured Pass-Through			5.459% due 09/20/44 (~)(Ê)	629	684
Certificates			Series 2018-H04 Class FJ
Series 2003-58 Class 2A			2.600% due 03/20/68 (Ê)	1,180	1,168
6.500% due 09/25/43	22	25	Series 2018-H13 Class DF
Series 2007-75 Class A1			2.850% due 07/20/68 (Ê)	1,189	1,176
0.564% due 12/25/36 (Ê)	202	202	GS Mortgage Securities Corp. II
FRESB Multifamily Mortgage Pass-			Series 2010-C1 Class A2
Through Certificates			4.592% due 08/10/43 (Þ)	985	1,000
Series 2015-SB7 Class A5			GS Mortgage Securities Trust
2.370% due 09/25/35 (Ê)	232	230	Series 2007-GG10 Class AM

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 255

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.941% due 08/10/45 (~)(Ê)	202	203	Morgan Stanley Dean Witter Capital I
Series 2012-GC6 Class C			Trust
5.652% due 01/10/45 (~)(Ê)(Þ)	1,010	1,057	Series 2001-TOP3 Class E
GSMPS Mortgage Loan Trust			7.602% due 07/15/33 (~)(Ê)(Þ)	469	493
Series 1998-1 Class A			MortgageIT Trust
8.000% due 09/19/27 (~)(Ê)(Þ)	21	21	Series 2005-1 Class 1A1
Series 1998-3 Class A			1.969% due 02/25/35 (Ê)	318	317
7.750% due 09/19/27 (~)(Ê)(Þ)	3	3	MSDWMC Owner Trust
Series 2005-RP1 Class 1A4			Series 2000-F1 Class E
8.500% due 01/25/35 (Þ)	92	102	8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	325	327
Series 2006-RP1 Class 1A2			NCUA Guaranteed Notes Trust
7.500% due 01/25/36 (Þ)	256	264	Series 2010-R1 Class 1A
Series 2006-RP1 Class 1A3			1.681% due 10/07/20 (Ê)	1,706	1,708
8.000% due 01/25/36 (Þ)	301	317	Series 2010-R3 Class 3A
JPMBB Commercial Mortgage Securities			2.400% due 12/08/20	98	98
Trust			Structured Asset Securities Corp.
Series 2014-C24 Class A2			Mortgage Pass-Through Certificates
2.940% due 11/15/47	894	893	Series 2003-34A Class 6A
Series 2015-C33 Class A1			3.605% due 11/25/33 (~)(Ê)	108	108
1.898% due 12/15/48	170	169	UBS Commercial Mortgage Trust
Series 2016-C1 Class A1			Series 2018-C12 Class A1
1.695% due 03/15/49	204	203	3.294% due 07/15/51	790	797
JPMorgan Chase Commercial Mortgage			Series 2018-NYCH Class C
Securities Trust			3.088% due 02/15/32 (Ê)(Þ)	710	703
Series 2004-LN2 Class B			Velocity Commercial Capital Loan Trust
5.462% due 07/15/41 (~)(Ê)	233	233	Series 2016-2 Class AFL
Series 2005-CB12 Class AJ			2.335% due 10/25/46 (Ê)	451	455
4.987% due 09/12/37 (~)(Ê)	142	144	Waldorf Astoria Boca Raton Trust
Series 2007-LDPX Class AM			Series 2016-BOCA Class A
5.464% due 01/15/49 (~)(Ê)	298	298	3.127% due 06/15/29 (Ê)(Þ)	150	150
Series 2012-C6 Class A3			Washington Mutual Mortgage Pass-
3.507% due 05/15/45	896	906	Through Certificates Trust
			Series 2003-AR7 Class A7
Series 2015-FL7 Class C			3.130% due 08/25/33 (~)(Ê)	31	32
4.747% due 05/15/28 (Ê)(Þ)	297	296
			Wells Fargo Commercial Mortgage Trust
Series 2018-BCON Class B			Series 2015-C31 Class A1
3.756% due 01/05/31 (~)(Ê)(Þ)	900	909	1.679% due 11/15/48	446	442
JPMorgan Mortgage Trust			Series 2016-C34 Class A1
Series 2004-A2 Class 1A1			1.423% due 06/15/49	365	359
3.567% due 05/25/34 (~)(Ê)	45	45
			Series 2018-C43 Class A1
Series 2005-A4 Class 1A1			2.890% due 03/15/51	819	819
3.492% due 07/25/35 (~)(Ê)	17	17
			Series 2018-C48 Class A1
Series 2006-A6 Class 1A2			3.378% due 01/15/52	1,671	1,681
3.584% due 10/25/36 (~)(Ê)	10	9	Wells Fargo Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust			Trust
Series 2005-C7 Class F			Series 2004-H Class A1
5.350% due 11/15/40 (~)(Ê)	300	302	3.351% due 06/25/34 (~)(Ê)	235	239
Mastr Adjustable Rate Mortgages Trust			Series 2005-AR2 Class 2A1
Series 2005-1 Class B1			3.232% due 03/25/35 (~)(Ê)	56	56
3.161% due 03/25/35 (~)(Ê)	122	91	WFRBS Commercial Mortgage Trust
Merrill Lynch Mortgage Investors Trust			Series 2013-UBS1 Class A2
Series 2005-A10 Class A			2.927% due 03/15/46	31	30
1.234% due 02/25/36 (Ê)	17	16
Morgan Stanley Bank of America Merrill			Series 2014-C20 Class A2
Lynch Trust			3.036% due 05/15/47	545	544
Series 2012-C5 Class A4					88,135
3.176% due 08/15/45	2,865	2,861	United States Government Treasuries - 6.5%
Series 2013-C13 Class A2			United States Treasury Notes
2.936% due 11/15/46	181	182	2.750% due 09/30/20	8,120	8,153
Morgan Stanley Capital I Trust			2.875% due 10/31/20	3,600	3,623
Series 2006-T21 Class B			2.750% due 11/30/20	6,460	6,491
5.238% due 10/12/52 (~)(Ê)(Þ)	796	794	2.500% due 12/31/20	11,940	11,945
Series 2007-T27 Class AJ			2.250% due 03/31/21	6,285	6,257
5.651% due 06/11/42 (~)(Ê)	1,036	1,091	2.875% due 11/15/21	45	46
			2.625% due 12/31/23	675	681

See accompanying notes which are an integral part of this quarterly report.

256 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		37,196	General Mills, Inc.
Total Long-Term Investments			5.650% due 02/15/19	455	455
(cost $504,991)		501,887	HCA, Inc.
			4.250% due 10/15/19	520	522
Common Stocks - 0.0%			Honeywell International, Inc.
Health Care 0.0%			1.800% due 10/30/19	1,555	1,545
Millennium Health LLC(Æ)	14,856	1	Hyundai Capital America
Total Common Stocks			2.000% due 07/01/19 (Þ)	430	428
(cost $108)		1	International Business Machines Corp.
			1.800% due 05/17/19	385	384
			MeadWestvaco Corp.
Short-Term Investments - 9.5%			7.375% due 09/01/19	465	476
Air Lease Corp.			Morgan Stanley
2.125% due 01/15/20	255	253	3.512% due 07/23/19 (Ê)	1,170	1,173
Ally Financial, Inc.			Nestle Holdings, Inc.
3.750% due 11/18/19	995	996	2.000% due 09/30/19	3,510	3,489
Altria Group, Inc.			Northwest Airlines Class A Pass-
9.250% due 08/06/19	879	907	Through Trust
Amazon. com, Inc.			Series 2007-1
2.600% due 12/05/19	703	703	7.027% due 11/01/19	207	212
America Movil SAB de CV			PACCAR Financial Corp.
5.000% due 10/16/19	895	907	1.200% due 08/12/19	865	858
American Honda Finance Corp.			QVC, Inc.
1.200% due 07/12/19	664	660	3.125% due 04/01/19	785	784
AT&T, Inc.			SBA Tower Trust
3.173% due 05/30/19	1,300	1,287	Series 2014-1A
Bank of New York Mellon Corp. (The)			2.898% due 10/15/19 (Þ)	1,415	1,410
Series G			Shell International Finance BV
2.200% due 05/15/19	575	574	1.375% due 09/12/19	2,450	2,432
Bemis Co. , Inc.			Shire Acquisitions Investments Ireland
			DAC
6.800% due 08/01/19	330	336	1.900% due 09/23/19	1,215	1,206
Capital One Financial Corp.			Teva Pharmaceutical Finance
2.450% due 04/24/19	1,060	1,059	Netherlands III BV
Discovery Communications LLC			1.700% due 07/19/19	1,740	1,725
Series 2YR			Time Warner Cable LLC
2.200% due 09/20/19	525	521	8.250% due 04/01/19	550	555
eBay, Inc.			U. S. Cash Management Fund(@)	14,664,107(8)	14,665
2.200% due 08/01/19	3,709	3,697	UBS AG
Fannie Mae			Series GMTN
4.500% due 06/01/19	1	1	2.375% due 08/14/19	600	599
Fannie Mae Aces			United States Treasury Bills
Series 2016-M6 Class ASQ2			2.387% due 04/11/19 (§)(~)	4,645	4,624
1.785% due 06/25/19	17	17	Volkswagen Group of America Finance
Federal Home Loan Mortgage Corp.			LLC
Multifamily Structured Pass-Through			2.450% due 11/20/19 (Þ)	665	661
Certificates			Total Short-Term Investments
Series 2016-KP03 Class A2
1.780% due 07/25/19	1,243	1,236	(cost $54,063)		53,920
Ford Motor Credit Co.
3.060% due 04/15/19	1,630	1,619	Total Investments 97.5%
Ford Motor Credit Co. LLC			(identified cost $559,162)		555,808
2.681% due 01/09/20	930	920
Freddie Mac			Other Assets and Liabilities,
5.500% due 08/01/19	18	18	Net - 2.5%		14,225

5.500% due 09/01/19	6	6	Net Assets - 100.0%		570,033
Freddie Mac REMICS
Series 2014-4351 Class GA
2.000% due 11/15/19	—	—

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 257

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
15.5%
280 Park Avenue Mortgage Trust	12/07/18	600,000	99.88	599	596
A10 Securitization Asset Financing LLC	11/20/18	447,228	99.37	444	447
Actavis Funding SCS	04/28/17	2,195,000	100.84	2,213	2,193
AIG Global Funding	09/29/16	490,000	99.90	490	475
ALG Student Loan Trust I	03/16/18	624,000	99.68	622	623
Ascentium Equipment Receivables LLC	04/18/18	1,265,000	100.00	1,265	1,268
Aventura Mall Trust	01/17/18	1,710,000	101.99	1,744	1,737
Avenue of Americas Mortgage Trust	09/28/18	310,000	96.98	301	304
Avis Budget Rental Car Funding LLC	09/27/18	1,065,000	100.68	1,072	1,085
Banc of America Commercial Mortgage Trust	07/06/17	790,853	100.85	798	793
Bank of the West Auto Trust	10/03/17	423,598	99.92	423	422
Bank of the West Auto Trust	10/31/18	1,435,000	99.99	1,435	1,445
Barclays Commercial Mortgage Trust	07/19/18	1,115,000	100.00	1,115	1,105
Bayer US Finance II LLC	07/24/18	365,000	100.23	366	364
BCAP LLC Trust	11/26/13	349,952	101.71	356	355
BCAP LLC Trust	03/10/14	76,908	101.97	78	77
Bear Stearns Commercial Mortgage Securities Trust	06/22/16	416,000	96.97	403	416
Bear Stearns Commercial Mortgage Securities Trust	12/15/17	1,000,000	104.29	1,043	1,005
Bear Stearns Commercial Mortgage Securities Trust	12/21/18	298,592	100.44	300	300
BSPRT Issuer Ltd.	09/27/18	580,000	100.00	580	575
CAMB Commercial Mortgage Trust	01/25/19	385,000	100.00	385	385
Canadian Oil Sands, Ltd.	04/25/16	500,000	99.55	498	500
Cargill, Inc.	02/26/18	1,800,000	99.90	1,798	1,804
CG-CCRE Commercial Mortgage Trust	06/09/17	427,839	100.22	429	428
Cigna Corp.	09/06/18	2,235,000	100.00	2,235	2,245
Cigna Corp.	09/06/18	1,025,000	99.94	1,024	1,026
Citigroup Commercial Mortgage Trust	06/20/17	385,000	105.26	405	387
Commonbond Student Loan Trust	07/27/18	1,174,521	99.99	1,174	1,174
Cox Communications, Inc.	09/10/18	340,000	97.59	332	336
Credit Agricole SA	12/14/16	1,530,000	100.31	1,535	1,541
Credit Suisse First Boston Mortgage Securities Corp.	03/15/16	521,059	104.15	543	524
Daimler Finance NA LLC	05/02/17	1,700,000	99.94	1,699	1,681
Daimler Trucks Retail Trust	03/20/18	741,526	100.00	742	741
Dell International LLC / EMC Corp.	01/29/18	1,400,000	109.56	1,534	1,463
Deutsche Mortgage Securities, Inc. Re-REMIC Trust	09/09/16	460,594	99.07	456	465
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	06/15/16	460,000	102.14	470	481
Drive Auto Receivables Trust	12/20/18	1,786,731	100.37	1,793	1,794
Dryden 61 Clo, Ltd.	10/31/18	745,000	100.00	745	740
Earnest Student Loan Program LLC	02/22/17	931,488	101.50	945	939
Earnest Student Loan Program LLC	06/22/18	547,512	98.45	539	543
ERAC USA Finance LLC	05/31/17	500,000	100.15	501	488
Exeter Automobile Receivables Trust	01/22/19	1,485,000	100.00	1,485	1,485
FDIC Trust	07/28/10	299,794	100.50	301	300
FDIC Trust	07/27/11	137,799	99.91	138	137
Finance of America Structured Securities Trust	12/08/17	792,488	99.73	790	791
Finance of America Structured Trust	01/22/19	200,000	97.75	196	196
Foursight Capital Automobile Receivables Trust	03/13/18	800,000	99.98	800	803
Foursight Capital Automobile Receivables Trust	09/26/18	761,803	99.53	758	758
Foursight Capital Automobile Receivables Trust	10/15/18	1,519,000	99.62	1,513	1,521
Fox Corp.	01/15/19	540,000	100.00	540	546
Freddie Mac Mortgage Trust	04/13/18	225,000	102.61	231	231
Galton Funding Mortgage Trust	01/25/18	666,578	100.90	673	665
GS Mortgage Securities Corp. II	03/22/18	985,000	103.02	1,015	1,000
GS Mortgage Securities Trust	09/11/18	1,010,000	104.45	1,055	1,057
GSMPS Mortgage Loan Trust	12/05/07	92,143	97.05	89	102
GSMPS Mortgage Loan Trust	12/10/09	255,832	95.04	243	264
GSMPS Mortgage Loan Trust	12/10/09	300,801	105.59	318	317
GSMPS Mortgage Loan Trust	03/09/10	20,944	95.46	20	21
GSMPS Mortgage Loan Trust	03/09/10	3,262	95.49	3	3
Hertz Fleet Lease Funding, LP	04/18/17	1,965,000	99.98	1,965	1,954
Hertz Fleet Lease Funding, LP	03/16/18	1,874,727	99.37	1,863	1,863
Hertz Fleet Lease Funding, LP	04/25/18	485,000	99.98	485	487
Hertz Vehicle Finance LLC	01/09/19	885,000	99.25	878	880
Hertz Vehicle Financing II LP	01/29/19	765,000	99.98	765	767
Hilton Grand Vacations Trust	02/22/17	787,673	99.99	788	777
Hyundai Capital America	06/07/16	430,000	99.99	430	428
Jackson National Life Global Funding	06/06/18	1,005,000	99.87	1,004	1,007

See accompanying notes which are an integral part of this quarterly report.

258 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Jackson National Life Global Funding	01/29/19	745,000	99.91	744	748
JPMorgan Chase Commercial Mortgage Securities Trust	01/26/18	900,000	102.07	919	909
JPMorgan Chase Commercial Mortgage Securities Trust	04/18/18	296,557	100.35	298	296
Keurig Dr Pepper, Inc.	09/17/18	530,000	100.19	531	535
Kraft Heinz Foods Co.	10/07/15	685,000	103.09	706	699
Land O' Lakes, Inc.	09/21/17	485,000	108.47	526	496
MassMutual Global Funding II	09/19/17	840,000	99.93	839	826
Metropolitan Life Global Funding I	04/04/18	860,000	99.72	858	858
Metropolitan Life Global Funding I	01/08/19	1,030,000	99.98	1,030	1,036
Morgan Stanley Capital I Trust	12/14/15	795,798	100.39	799	794
Morgan Stanley Dean Witter Capital I Trust	10/30/18	469,333	105.36	494	493
MSDWMC Owner Trust	12/01/16	325,347	104.07	339	327
Nationstar HECM Loan Trust	03/08/18	905,000	99.75	903	905
Navient Private Education Loan Trust	01/26/18	1,285,000	100.50	1,291	1,284
New Gold, Inc.	10/23/18	475,000	87.49	416	438
New York Life Global Funding	09/07/16	1,540,000	99.90	1,538	1,489
Orange Lakes Timeshare Trust	02/13/18	814,599	99.46	810	812
Prestige Auto Receivables Trust	09/20/18	1,295,000	98.88	1,281	1,286
Prestige Auto Receivables Trust	11/28/18	75,650	99.86	76	76
Reckitt Benckiser Treasury Services PLC	06/22/17	1,765,000	99.93	1,763	1,713
SBA Tower Trust	10/07/14	1,415,000	100.00	1,415	1,410
Sky, Ltd.	12/12/18	630,000	98.62	621	643
SLM Private Education Loan Trust	09/27/12	458,074	104.51	479	464
SLM Private Education Loan Trust	12/14/17	503,202	101.32	510	504
SMB Private Education Loan Trust	04/16/18	135,120	100.08	135	135
SoFi Consumer Loan Program LLC	11/07/17	673,268	99.65	671	670
SoFi Consumer Loan Program LLC	01/04/18	615,553	100.46	618	616
SoFi Consumer Loan Program LLC	01/30/18	373,137	99.99	373	372
SoFi Consumer Loan Program Trust	04/10/18	1,308,374	99.93	1,308	1,305
SoFi Consumer Loan Program Trust	07/31/18	586,201	100.00	586	586
SoFi Consumer Loan Program Trust	11/05/18	2,153,379	99.99	2,152	2,160
SoFi Professional Loan Program LLC	11/05/14	827,077	100.12	828	822
SoFi Professional Loan Program LLC	02/02/17	792,028	100.14	793	794
SoFi Professional Loan Program LLC	12/05/17	618,192	99.52	615	613
SoFi Professional Loan Program LLC	01/18/18	853,516	100.00	853	846
SoFi Professional Loan Program LLC	04/24/18	480,355	98.57	474	476
SoFi Professional Loan Program LLC	06/21/18	249,756	99.21	248	248
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	01/16/19	1,003,750	99.38	998	998
Takeda Pharmaceutical Co. , Ltd.	11/19/18	940,000	99.96	940	968
UBS AG	11/27/17	880,000	99.94	879	868
UBS Commercial Mortgage Trust	02/16/18	710,000	100.00	710	703
Volkswagen Group of America Finance LLC	12/21/16	665,000	99.93	665	661
Waldorf Astoria Boca Raton Trust	03/22/18	150,000	100.23	150	150
Westlake Automobile Receivables Trust	01/17/18	1,535,645	99.91	1,534	1,532
Wheels SPV LLC	07/17/17	390,683	100.00	391	388
					88,582
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 259

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
280 Park Avenue Mortgage Trust	USD 1 Month LIBOR	0.880
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
ALG Student Loan Trust I	USD 3 Month LIBOR	0.150
Allstate Corp. (The)	USD 3 Month LIBOR	0.430
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
ARRIS Group, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	1.320
Bank of America Corp.	USD 3 Month LIBOR	0.370
Bank of America Corp.	USD 3 Month LIBOR	0.630
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Trust	USD 1 Month LIBOR	1.000
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
BSPRT Issuer Ltd.	USD 1 Month LIBOR	1.050
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	1.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	1.070
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	2.140
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Comcast Corp.	USD 3 Month LIBOR	0.630
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000

See accompanying notes which are an integral part of this quarterly report.

260 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Credit Agricole SA	USD 3 Month LIBOR	1.940
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CVS Health Corp.	USD 3 Month LIBOR	0.720
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dryden 61 Clo, Ltd.	USD 3 Month LIBOR	1.160
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. Term Loan B	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.930
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Ford Motor Credit Co. LLC	USD 3 Month LIBOR	0.810
Fort Dearborn Company 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.040
FRESB Multifamily Mortgage Pass-Through Certificates	USD 1 Month LIBOR	2.370
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Ginnie Mae	USD 12 Month LIBOR	0.250
Ginnie Mae	USD 1 Month LIBOR	0.200
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
Ginnie Mae REMICS	USD 12 Month LIBOR	0.040
Ginnie Mae REMICS	USD 12 Month LIBOR	0.020
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 261

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Gray Television, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
International Business Machines Corp.	USD 3 Month LIBOR	0.580
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 2 Month LIBOR	4.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	2.850
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
Marriott Ownership Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Morgan Stanley	USD 3 Month LIBOR	0.550
Morgan Stanley	USD 3 Month LIBOR	0.740
MortgageIT Trust	USD 1 Month LIBOR	0.640
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NCUA Guaranteed Notes Trust	USD 1 Month LIBOR	0.450
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Numericable US LLC 1st Lien Term Loan B11	USD 1 Month LIBOR	2.750
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250

See accompanying notes which are an integral part of this quarterly report.

262 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Procera Networks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	0.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SMB Private Education Loan Trust	USD 1 Month LIBOR	0.450
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	0.000
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TMS International Corp. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.750
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Tribune Co. Term Loan C	USD 1 Month LIBOR	3.000
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
UBS Commercial Mortgage Trust	USD 1 Month LIBOR	1.500
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan B	USD 1 Month LIBOR	4.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 263

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Vantiv LLC Term Loan B4	USD 1 Week LIBOR	1.750
Velocity Commercial Capital Loan Trust	USD 1 Month LIBOR	1.800
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	0.000
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	1.350
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australian 10 Year Government Bond Futures	141	AUD	18,826	03/19	92
Canadian 10 Year Government Bond Futures	65	CAD	8,947	03/19	250
United States 2 Year Treasury Note Futures	362	USD	76,862	03/19	307
United States 10 Year Treasury Note Futures	216	USD	26,453	03/19	711
Short Positions
Euro-Bund Futures	96	EUR	15,904	03/19	(375)
Japan 10 Year Government Bond Futures	5	JPY	763,450	03/19	(1)
Long Gilt Futures	87	GBP	10,747	03/19	(151)
United States 2 Year Treasury Note Futures	13	USD	2,760	03/19	(16)
United States 5 Year Treasury Note Futures	84	USD	9,648	03/19	(169)
United States 10 Year Treasury Note Futures	39	USD	4,776	03/19	(131)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					517

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	415	JPY	59,500	02/22/19	4
Brown Brothers Harriman	ILS	20,641	USD	5,615	02/22/19	(69)
Citigroup	USD	1,540	GBP	1,195	02/22/19	29
Citigroup	USD	2,541	NZD	3,747	02/22/19	50
Commonwealth Bank of Australia	USD	2,035	EUR	1,781	02/22/19	6
Commonwealth Bank of Australia	USD	3,320	JPY	359,202	02/22/19	(18)
Commonwealth Bank of Australia	NOK	47,850	USD	5,607	02/22/19	(71)
Royal Bank of Canada	USD	134	CHF	133	02/22/19	—
Royal Bank of Canada	USD	92	ILS	337	02/22/19	1
Royal Bank of Canada	USD	2,135	JPY	231,607	02/22/19	(6)
Royal Bank of Canada	USD	92	NOK	785	02/22/19	1
Royal Bank of Canada	AUD	59	USD	42	02/22/19	(1)
Royal Bank of Canada	EUR	29	USD	34	02/22/19	—
Royal Bank of Canada	GBP	19	USD	25	02/22/19	—
Royal Bank of Canada	JPY	9,741	USD	89	02/22/19	(1)
Royal Bank of Canada	NZD	62	USD	42	02/22/19	—
State Street	USD	2,546	AUD	3,548	02/22/19	34

See accompanying notes which are an integral part of this quarterly report.

264 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	8,034	USD	8,145	02/22/19	52
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						11

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD	5,113	5.000%(2)	12/20/23	111	190	301
CDX NA Investment Grade
Index	Goldman Sachs	Sell	USD	8,800	1.000%(2)	12/20/23	50	82	132
Total Open Credit Indices Contracts (å)							161	272	433

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical Expedient
Portfolio Summary	Level 1	Level 2	Level 3	(a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$51,851	$3,377	$—	$55,228
Corporate Bonds and Notes	—	230,565	—	—	230,565
International Debt	—	52,131	—	—	52,131
Loan Agreements	—	38,632	—	—	38,632
Mortgage-Backed Securities	—	87,423	712	—	88,135
United States Government Treasuries	—	37,196	—	—	37,196
Common Stocks	—	1	—	—	1
Short-Term Investments	—	39,255	—	14,665	53,920
Total Investments	—	537,054	4,089	14,665	555,808

Other Financial Instruments
Assets
Futures Contracts	1,360	—	—	—	1,360
Foreign Currency Exchange Contracts	—	177	—	—	177
Credit Default Swap Contracts	—	433	—	—	433
Liabilities
Futures Contracts	(843)	—	—	—	(843)
Foreign Currency Exchange Contracts	—	(166)	—	—	(166)
Total Other Financial Instruments*	$517	$444	$—	$—	$961

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 265

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	246
Canada	8,815
Cayman Islands	575
Denmark	294
France	10,295
Germany	1,153
Ireland	3,177
Japan	968
Luxembourg	4,104
Mexico	3,809
Netherlands	10,354
Sweden	3,524
Switzerland	1,467
United Kingdom	10,219
United States	496,808
Total Investments	555,808

See accompanying notes which are an integral part of this quarterly report.

266 Short Duration Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.8%
Alabama - 0.9%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê)	500	6.450	12/01/23	503
County of Jefferson Alabama Sewer Revenue Bonds	500	6.000	10/01/42	571
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,454
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,410
Houston County Health Care Authority Revenue Bonds	500	5.000	10/01/30	555
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	863
				7,356
Alaska - 0.6%
City of Valdez Alaska Revenue Bonds(~)(Ê)	100	0.900	05/01/31	100
Northern Tobacco Securitization Corp. Revenue Bonds	4,600	5.000	06/01/46	4,240
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	61
				4,401
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	3,380	1.220	01/01/37	3,219
Arizona Industrial Development Authority Revenue Bonds(Þ)	1,500	6.000	07/01/37	1,585
Arizona Industrial Development Authority Revenue Bonds	200	5.000	05/01/43	213
Arizona Industrial Development Authority Revenue Bonds	280	5.000	05/01/48	296
Arizona Industrial Development Authority Revenue Bonds	100	5.000	05/01/51	105
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ)	800	5.000	07/01/35	828
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	263
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	816
La Paz County Industrial Development Authority Revenue Bonds(Þ)	250	6.000	08/01/28	247
La Paz County Industrial Development Authority Revenue Bonds(Þ)	1,000	6.250	08/01/40	971
Maricopa County Industrial Development Authority Revenue Bonds	685	4.000	01/01/41	702
				9,245
California - 12.9%
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	587
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	471
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	300
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	269
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,114
California Municipal Finance Authority Revenue Bonds	340	5.000	10/01/33	391
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/35	257
California Municipal Finance Authority Revenue Bonds(Þ)	1,500	5.000	11/01/36	1,620
California Municipal Finance Authority Revenue Bonds	400	5.000	12/31/37	444
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,026
California Municipal Finance Authority Revenue Bonds(Þ)	1,000	5.375	11/01/40	1,090
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	136
California Municipal Finance Authority Revenue Bonds	2,000	5.000	11/01/47	2,086
California Municipal Finance Authority Revenue Bonds	4,900	5.000	12/31/47	5,325
California Municipal Finance Authority Revenue Bonds(Þ)	1,815	5.000	07/01/49	1,871
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,909
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,038
California Pollution Control Financing Authority Revenue Bonds(Þ)	450	6.750	12/01/28	444
California Pollution Control Financing Authority Revenue Bonds(Þ)	550	5.000	07/01/39	614
California Pollution Control Financing Authority Revenue Bonds(Þ)	1,770	7.500	12/01/40	1,690
California Pollution Control Financing Authority Revenue Bonds(Þ)	2,670	5.000	11/21/45	2,838
California School Finance Authority Revenue Bonds(Þ)	1,000	5.000	07/01/37	1,066
California School Finance Authority Revenue Bonds(Þ)	500	5.000	08/01/45	524
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.830	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	498
California Statewide Communities Development Authority Revenue Bonds(Þ)	200	5.000	11/01/32	220
California Statewide Communities Development Authority Revenue Bonds	600	5.000	08/01/37	693
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	165
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,038

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 267

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds(Þ)	500	5.750	01/15/45	525
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,600	5.000	12/01/46	2,710
California Statewide Communities Development Authority Revenue Bonds	2,225	5.000	04/01/47	2,458
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	164
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	137
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	711
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,500	5.250	12/01/56	2,632
California Statewide Communities Development Authority Revenue Bonds(Þ)	1,000	5.500	12/01/58	1,087
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	505
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,110
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	526
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ)	200	5.250	07/01/39	212
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ)	250	5.250	07/01/49	262
California Statewide Financing Authority Revenue Bonds	3,175	7.459	06/01/46	455
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	827
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	271
City of Irvine Special Tax(µ)	100	5.000	09/01/51	110
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	244
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,280
City of Roseville Special Tax	100	5.000	09/01/33	110
Coachella Valley Unified School District General Obligation Unlimited(~)(µ)	2,500	16.733	08/01/43	932
Dublin Community Facilities District Improvement Area No. 1 Special Tax	100	5.000	09/01/37	109
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	364
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	114
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê)	3,375	3.950	01/15/53	3,345
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,400
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	165
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	1,992
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,719
Golden State Tobacco Securitization Corp. Revenue Bonds	5,110	5.000	06/01/47	4,826
Golden State Tobacco Securitization Corp. Revenue Bonds	270	5.250	06/01/47	266
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	32
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,619
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	76
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	81
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,084
M-S-R Energy Authority Revenue Bonds	2,250	6.500	11/01/39	3,092
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	436
Northern California Gas Authority No. 1(Ê)	1,525	1.489	07/01/27	1,490
Orange County Community Facilities District Special Tax	100	5.000	08/15/47	108
Palomar Health Certificate Of Participation	450	6.750	11/01/39	467
Palomar Health Certificate Of Participation	500	6.000	11/01/41	537
Palomar Health Revenue Bonds(µ)	2,165	5.000	11/01/47	2,441
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	110
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,575	2.239	05/15/37	1,450
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	875
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	159
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	105
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	996
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	152
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	312
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	129
Sacramento Airport System Revenue Bonds	190	5.000	07/01/39	214
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,765	0.719	12/01/35	1,717
San Diego Unified School District General Obligation Unlimited	1,500	4.000	07/01/42	1,523

See accompanying notes which are an integral part of this quarterly report.

268 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
San Francisco City & County Airport Commission - San Francisco International Airport
Revenue Bonds	2,750	5.000	05/01/48	3,062
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,354
San Francisco City and County Airports Commission International Airport Revenue
Bonds	1,045	5.000	05/01/44	1,179
San Francisco City and County Airports Commission International Airport Revenue
Bonds	1,750	5.000	05/01/49	1,964
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	306
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	364
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,122
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	408
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,082
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	496
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,249
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	804
				101,437
Colorado - 3.3%
Arista Metropolitan District General Obligation Limited	500	5.125	12/01/48	507
Arkansas River Power Authority Revenue Bonds	1,680	5.000	10/01/33	1,843
Arkansas River Power Authority Revenue Bonds	500	5.000	10/01/38	538
Belleview Station Metropolitan District No 2 Revenue Bonds	500	4.500	12/01/29	503
BNC Metropolitan District No. 1 General Obligation Unlimited	1,090	7.375	12/15/47	1,084
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,233
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	501
City & County of Denver Colorado Certificate of Participation(~)(Ê)	500	0.700	12/01/29	500
City & County of Denver Colorado Certificate Of Participation(~)(Ê)	500	0.770	12/01/29	500
City & County of Denver Special Facilities Airport Revenue Bonds	550	5.000	10/01/32	579
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	502
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	203
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	37
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	37
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	79
Colorado Springs Urban Renewal Authority Tax Allocation	500	5.750	12/01/47	486
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	486
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	510
Denver Health & Hospital Authority Certificates of Participation	25	5.000	12/01/32	28
Denver Health & Hospital Authority Certificates of Participation	75	4.000	12/01/38	75
Denver Health & Hospital Authority Certificates of Participation	110	5.000	12/01/48	119
Denver Health & Hospital Authority Revenue Bonds(Þ)	100	5.000	12/01/26	115
Denver Health & Hospital Authority Revenue Bonds(Þ)	220	5.000	12/01/27	254
Denver Health & Hospital Authority Revenue Bonds(Þ)	230	5.000	12/01/28	264
Denver Health & Hospital Authority Revenue Bonds(Ê)	980	1.289	12/01/33	936
Denver Health & Hospital Authority Revenue Bonds(Þ)	300	5.000	12/01/34	333
Denver Health & Hospital Authority Revenue Bonds(Þ)	200	4.000	12/01/35	201
Denver Health & Hospital Authority Revenue Bonds(Þ)	200	4.000	12/01/36	201
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,604
Denver Urban Renewal Authority Tax Allocation(Þ)	745	5.250	12/01/39	746
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	530
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	754
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	550
Green Gables Metropolitan District No 2 General Obligation Limited	500	5.750	12/01/48	502
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	28
High Plains Metropolitan District General Obligation Unlimited(µ)	250	4.000	12/01/47	251
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited	500	5.250	12/01/47	502
North Range Metropolitan District General Obligation	500	5.750	12/01/47	494
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	496
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ)	500	5.000	12/15/41	504
Southlands Metropolitan District No 1 General Obligation Unlimited	1,000	5.000	12/01/37	1,054

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 269

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Southlands Metropolitan District No, 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,038
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	494
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	108
Sterling Ranch Community Authority Board Revenue Bonds	500	5.000	12/01/47	495
Takoda Metropolitan District General Obligation Bonds	500	6.000	12/01/50	564
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited	500	5.250	12/01/37	491
Village of Southgate Metropolitan District General Obligation Unlimited(Þ)	1,375	5.625	12/01/48	1,339
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	479
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	486
				26,163
Connecticut - 0.9%
City of Hartford General Obligation Unlimited	305	4.000	04/01/22	322
City of Hartford General Obligation Unlimited	150	5.000	04/01/24	165
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	508
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	191
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	1,071
City of New Haven General Obligation Unlimited	100	5.500	08/01/34	113
City of New Haven General Obligation Unlimited	100	5.500	08/01/37	111
City of New Haven General Obligation Unlimited	1,000	5.500	08/01/38	1,109
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	427
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	365
Mohegan Tribal Finance Authority Revenue Bonds(Þ)	610	7.000	02/01/45	620
State of Connecticut General Obligation Unlimited	275	5.000	06/15/27	318
State of Connecticut General Obligation Unlimited	120	5.000	06/15/28	140
State of Connecticut General Obligation Unlimited	120	5.000	06/15/29	139
State of Connecticut General Obligation Unlimited	1,500	5.000	06/15/31	1,708
State of Connecticut General Obligation Unlimited	25	5.000	06/15/32	28
				7,335
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds	215	5.000	11/15/48	232
Delaware State Health Facilities Authority Revenue Bonds	325	4.000	07/01/43	330
				562
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	225
District of Columbia Revenue Bonds	145	6.250	10/01/23	154
District of Columbia Revenue Bonds	2,510	5.000	10/01/35	2,543
District of Columbia Revenue Bonds	750	5.000	07/01/37	759
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,043
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	614
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,556
				7,894
Florida - 9.4%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	123
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	147
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	103
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds(Þ)	1,070	5.000	11/01/39	1,077
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	101
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	775
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	528
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	515
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	100
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	180
Beaumont Community Development District Special Assessment(Þ)	200	6.375	11/01/49	201
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,575
Bonterra Community Development District Special Assessment	650	5.000	05/01/47	643
Brookstone Community Development District Special Assessment(Þ)	125	3.875	11/01/23	124
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Þ)	1,100	5.250	12/01/58	1,052

See accompanying notes which are an integral part of this quarterly report.

270 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	87
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	92
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	43
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	102
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	104
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	589
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	578
Century Gardens at Tamiami Community Development District Special Assessment	535	4.125	11/01/38	537
Century Gardens at Tamiami Community Development District Special Assessment	1,560	4.250	11/01/48	1,549
Charlotte County Industrial Development Authority Revenue Bonds(Þ)	250	5.500	10/01/36	246
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,045
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,034
City of Jacksonville Revenue Bonds(Þ)	250	5.000	06/01/53	256
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,058
Cityplace Community Development District Special Assessment(µ)	1,550	4.562	11/01/25	1,214
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	275
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	275
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	96
Corkscrew Farms Community Development District Special Assessment(Þ)	100	5.000	11/01/38	98
Corkscrew Farms Community Development District Special Assessment(Þ)	200	5.125	11/01/50	196
Coronado Community Development District Special Assessment	25	4.000	05/01/31	26
Coronado Community Development District Special Assessment	44	4.250	05/01/38	45
Country Greens Community Development District Special Assessment	160	3.000	05/01/24	163
Country Greens Community Development District Special Assessment	50	3.200	05/01/25	51
Country Greens Community Development District Special Assessment	345	3.875	05/01/31	349
Country Greens Community Development District Special Assessment	130	4.000	05/01/34	131
County of Escambia Revenue Bonds	1,950	2.600	06/01/23	1,970
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	3,080
Davenport Road South Community Development District Special Assessment(Þ)	100	5.000	11/01/38	99
Davenport Road South Community Development District Special Assessment(Þ)	150	5.125	11/01/48	148
Deer Run Community Development District Special Assessment(Þ)	250	5.400	05/01/39	242
Deer Run Community Development District Special Assessment(Þ)	200	5.500	05/01/44	195
Downtown Doral South Community Development District Special Assessment(Þ)	500	4.750	12/15/38	487
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	75
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	127
East Bonita Beach Road Community Development District Special Assessment(Þ)	625	5.000	11/01/38	620
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	128
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	138
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	145
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	802
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,180
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,054
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)	150	5.000	08/01/22	154
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)	900	5.625	01/01/28	931
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	1,350	5.000	06/01/48	1,394
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	102
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	47
Grand Bay at Doral Community Development District Special Assessment	65	4.750	05/01/36	64

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 271

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Grand Bay at Doral Community Development District Special Assessment	65	5.000	05/01/46	64
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	777
Greater Orlando Aviation Authority Revenue Bonds	170	5.000	10/01/47	187
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	97
Harmony West Community Development District Special Assessment(Þ)	1,270	5.250	05/01/49	1,244
Hawks Point Community Development District Special Assessment Bonds(Þ)	185	4.250	05/01/35	193
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	149
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	296
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	48
Highlands Community Development District Special Assessment	200	4.250	05/01/36	207
Highlands Meadows II Community Development District Special Assessment	435	5.375	11/01/37	445
Highlands Meadows II Community Development District Special Assessment	100	5.500	11/01/47	102
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	98
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	151
K-Bar Ranch II Community Development District Special Assessment(Þ)	185	4.500	05/01/38	178
K-Bar Ranch II Community Development District Special Assessment(Þ)	275	4.625	05/01/48	262
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	85
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	84
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	86
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	89
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	516
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	701
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	100
Lakewood Ranch Stewardship District Special Assessment	970	4.875	05/01/35	972
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	100
Lakewood Ranch Stewardship District Special Assessment(Þ)	100	5.000	05/01/37	101
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	155
Lakewood Ranch Stewardship District Special Assessment	410	5.125	05/01/46	408
Lakewood Ranch Stewardship District Special Assessment(Þ)	100	5.125	05/01/47	101
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	180
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds(Þ)	240	5.450	05/01/48	242
Landings at Miami Community Development District Special Assessment(Þ)	100	4.625	11/01/38	96
Landings at Miami Community Development District Special Assessment(Þ)	100	4.750	11/01/48	97
Lee County Industrial Development Authority Revenue Bonds(Þ)	1,640	5.625	12/01/37	1,648
McJunkin Parkland Community Development District Special Assessment(Þ)	200	5.125	11/01/38	201
McJunkin Parkland Community Development District Special Assessment(Þ)	250	5.250	11/01/49	251
Meadow Pointe III Community Development District Special Assessment	115	3.500	05/01/24	120
Meadow Pointe III Community Development District Special Assessment	520	4.400	05/01/31	551
Meadow Pointe IV Community Development District Special Assessment	115	3.400	05/01/24	118
Meadow Pointe IV Community Development District Special Assessment	120	3.400	05/01/25	124
Meadow Pointe IV Community Development District Special Assessment	665	4.100	05/01/30	679
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	98
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,380
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,889
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	407
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,172
Miami-Dade County Educational Facilities Authority Revenue Bonds	580	4.000	04/01/53	587
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,071
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	526
Naples Reserve Community Development District Special Assessment(Þ)	40	5.000	11/01/38	39
Naples Reserve Community Development District Special Assessment(Þ)	190	5.125	11/01/48	187
Oak Creek Community Development District Special Assessment	185	3.750	05/01/24	191
Oak Creek Community Development District Special Assessment	190	3.850	05/01/25	197
Oak Creek Community Development District Special Assessment	200	4.000	05/01/26	208
Oak Creek Community Development District Special Assessment	1,150	4.450	05/01/31	1,207
Orchid Grove Community Development District Special Assessment	600	3.625	05/01/21	598

See accompanying notes which are an integral part of this quarterly report.

272 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,246
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	360
Palm Glades Community Development District Special Assessment	185	4.000	11/01/38	187
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	120
Palm Glades Community Development District Special Assessment	250	4.200	11/01/48	254
Parkway Center Community Development District Special Assessment Revenue Bonds	130	4.375	05/01/31	136
Parkway Center Community Development District Special Assessment Revenue Bonds	175	4.700	05/01/49	181
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	200	4.375	05/01/36	206
Preserve at South Branch Community Development District Special Assessment	535	5.250	11/01/38	537
Randal Park Community Development District Special Assessment Revenue Bonds(Þ)	540	5.050	05/01/39	544
Randal Park Community Development District Special Assessment Revenue Bonds(Þ)	895	5.200	05/01/49	902
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	780
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	770
Reunion East Community Development District Special Assessment	180	6.600	05/01/33	180
Rolling Oaks Community Development District Special Assessment(Þ)	100	5.375	11/01/38	102
Rolling Oaks Community Development District Special Assessment(Þ)	200	5.500	11/01/49	205
Sherwood Manor Community Development District Special Assessment(Þ)	200	5.250	11/01/49	197
South Fork III Community Development District Special Assessment	200	5.000	05/01/38	197
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	100
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,064
Talis Park Community Development District Special Assessment	125	4.000	05/01/33	119
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	101
Timber Creek Community Development District Special Assessment(Þ)	1,000	5.000	11/01/48	971
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	228
Tolomato Community Development District Special Assessment(µ)	200	3.750	05/01/40	196
Tolomato Community Development District Special Assessment(Þ)	100	5.625	05/01/40	100
Toscana Isles Community Development District Special Assessment(Þ)	275	5.375	11/01/48	273
Toscana Isles Community Development District Special Assessment Revenue Bonds	225	5.375	11/01/39	225
Toscana Isles Community Development District Special Assessment Revenue Bonds	250	5.500	11/01/49	250
Touchstone Community Development District Special Assessment(Þ)	100	4.625	06/15/38	97
Touchstone Community Development District Special Assessment(Þ)	100	4.750	06/15/48	98
Town of Davie Educational Facilities Revenue Bonds	700	5.000	04/01/48	762
Triple Creek Community Development District Special Assessment	50	5.250	11/01/27	51
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	83
TSR Community Development District Special Assessment	200	4.750	11/01/47	193
TSR Community Development District Special Assessment Revenue Bonds	200	5.000	11/01/39	195
TSR Community Development District Special Assessment Revenue Bonds	485	5.125	11/01/49	474
Two Creeks Community Development District Special Assessment	295	4.200	05/01/26	291
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	102
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	101
Two Lakes Community Development District Special Assessment Bonds(Þ)	290	4.000	12/15/28	288
Two Lakes Community Development District Special Assessment Bonds(Þ)	200	5.000	12/15/47	205
Union Park East Community Development District Special Assessment Bonds(Þ)	500	5.500	11/01/47	509
Venetian Community Development District Special Assessment	360	5.000	05/01/23	369
Ventana Community Development District Special Assessment(Þ)	500	5.000	05/01/38	494
Ventana Community Development District Special Assessment(Þ)	500	5.125	05/01/49	493
Veranda Community Development District II Special Assessment Revenue Bonds	150	5.875	11/01/32	149
Veranda Community Development District II Special Assessment Revenue Bonds	235	5.000	11/01/39	234
Veranda Community Development District II Special Assessment Revenue Bonds	315	5.125	11/01/49	313
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	191
Verano 1 Community Development District Special Assessment	205	4.750	11/01/25	207
Verano 1 Community Development District Special Assessment(Þ)	100	4.000	05/01/31	104
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	257
Verano 1 Community Development District Special Assessment(Þ)	100	4.000	05/01/37	101
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	256
Village Community Development District No. 12 Special Assessment(Þ)	700	4.250	05/01/43	702
Village Community Development District No. 12 Special Assessment(Þ)	700	4.375	05/01/50	702

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 273

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	98
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	265
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	152
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	158
Watergrass Community Development District II Special Assessment	260	5.250	05/01/49	253
Waterset Central Community Development District Special Assessment(Þ)	150	5.125	11/01/38	148
Waterset Central Community Development District Special Assessment(Þ)	150	5.250	11/01/49	147
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	100
				74,286
Georgia – 0.8%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,575
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	103
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	103
Marietta Development Authority Revenue Bonds(Þ)	1,000	5.000	11/01/47	1,036
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	825	0.784	10/01/24	825
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,136
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,054
Rockdale County Development Authority Revenue Bonds(Þ)	225	4.000	01/01/38	217
				6,049
Guam - 1.1%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	55
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	43
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	86
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	64
Guam Government Waterworks Authority Revenue Bonds	1,000	5.000	07/01/40	1,066
Guam Government Waterworks Authority Revenue Bonds	1,120	5.500	07/01/43	1,192
Guam Government Waterworks Authority Revenue Bonds	1,215	5.000	01/01/46	1,277
Port Authority of Guam Revenue Bonds	200	5.000	07/01/37	215
Territory of Guam Revenue Bonds	500	5.000	12/01/31	543
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,590
Territory of Guam Revenue Bonds	2,000	5.125	01/01/42	2,054
Territory of Guam Revenue Bonds	200	5.000	12/01/46	209
				8,394
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ)	2,210	5.000	01/01/30	2,220

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	806

Illinois - 12.0%
Bridgeview Finance Corp Sales Tax Revenue Bonds	2,100	5.000	12/01/37	2,185
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	564
Chicago Board of Education General Obligation Unlimited(µ)	500	5.000	12/01/28	575
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/29	1,137
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	223
Chicago Board of Education General Obligation Unlimited(µ)	225	5.000	12/01/31	252
Chicago Board of Education General Obligation Unlimited(µ)	250	5.000	12/01/32	279
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	155
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/33	1,111
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,241
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	103
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	77
Chicago Board of Education General Obligation Unlimited	1,505	5.500	12/01/39	1,529
Chicago Board of Education General Obligation Unlimited	1,100	5.000	12/01/41	1,101
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	106
Chicago Board of Education General Obligation Unlimited(Þ)	2,000	7.000	12/01/42	2,362
Chicago Board of Education General Obligation Unlimited	2,325	7.000	12/01/44	2,659

See accompanying notes which are an integral part of this quarterly report.

274 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	106
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	201
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,636
Chicago Board of Education General Obligation Unlimited(Þ)	1,500	7.000	12/01/46	1,765
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,693
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,028
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,066
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	07/01/48	1,086
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,679
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,749
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	84
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	211
City of Chicago General Obligation Unlimited	500	5.250	01/01/28	532
City of Chicago General Obligation Unlimited	270	4.605	01/01/30	172
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	239
City of Chicago General Obligation Unlimited	40	5.000	01/01/34	40
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	102
City of Chicago General Obligation Unlimited	2,000	5.000	01/01/38	2,068
City of Chicago Illinois General Obligation Unlimited(µ)	2,155	5.000	01/01/29	2,161
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	267
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,261
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,585
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,052
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,294
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	113
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,042
Illinois Finance Authority Revenue Bonds(ae)	395	6.500	10/01/19	407
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	312
Illinois Finance Authority Revenue Bonds	1,390	5.000	05/15/36	1,436
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,082
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	1,920
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	651
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,031
Illinois Finance Authority Revenue Bonds	175	6.000	05/15/39	181
Illinois Finance Authority Revenue Bonds(~)(Ê)	350	6.500	10/15/40	365
Illinois Finance Authority Revenue Bonds	100	5.100	12/01/43	55
Illinois Finance Authority Revenue Bonds	605	6.500	04/01/44	624
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,065
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	106
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	102
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,542
Illinois Finance Authority Revenue Bonds	100	5.000	12/01/53	96
Illinois Finance Authority Revenue Bonds	150	5.250	12/01/53	82
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,059
Illinois General Obligation Unlimited	1,625	5.000	11/01/25	1,753
Illinois General Obligation Unlimited	500	5.000	12/01/35	521
Illinois General Obligation Unlimited	240	5.000	05/01/42	246
Illinois General Obligation Unlimited	250	5.000	12/01/42	256
Illinois General Obligation Unlimited	240	5.000	05/01/43	246
Illinois State University Revenue Bonds(µ)	250	5.000	04/01/36	277
Illinois State University Revenue Bonds(µ)	225	5.000	04/01/37	248
Illinois State University Revenue Bonds(µ)	200	5.000	04/01/38	220
Illinois State University Revenue Bonds(µ)	275	5.000	04/01/39	302
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,036
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	10	2.968	06/15/30	7
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	210	4.341	06/15/30	131
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	5.000	06/15/52	1,674

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 275

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Pier & Exposition Authority Revenue Bonds	15,600	5.047	12/15/54	2,628
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	1,600	4.752	12/15/56	281
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	5.068	12/15/56	881
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,025
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,119
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	245
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	267
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	132
State of Illinois General Obligation Unlimited	1,250	5.000	02/01/27	1,353
State of Illinois General Obligation Unlimited	2,475	5.000	11/01/27	2,684
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,001
State of Illinois General Obligation Unlimited	2,000	5.000	11/01/28	2,160
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,046
State of Illinois General Obligation Unlimited	2,980	5.000	11/01/29	3,191
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	916
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	275
State of Illinois General Obligation Unlimited	1,000	5.000	10/01/33	1,053
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/39	1,018
State of Illinois General Obligation Unlimited	2,600	5.000	12/01/39	2,684
State of Illinois General Obligation Unlimited	1,910	4.500	12/01/41	1,836
State of Illinois Revenue Bonds(µ)	1,310	3.000	06/15/32	1,146
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	96
				94,961
Indiana - 0.4%
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,075
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	419
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	279
				2,773
Iowa - 0.3%
City of Coralville Revenue Bonds	1,070	4.000	05/01/31	975
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	159
Xenia Rural Water District Revenue Bonds	1,250	5.000	12/01/36	1,357
				2,491
Kansas - 0.1%
Wyandotte County City Unified Government Revenue Bonds	500	4.500	12/01/40	495

Kentucky - 1.1%
County of Ohio Kentucky Revenue Bonds	2,005	6.000	07/15/31	2,018
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	1,410	1.408	11/01/27	1,362
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	153
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/41	1,582
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	102
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	796
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	100
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	2,275	4.000	06/01/25	2,397
				8,510
Louisiana - 2.2%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	6,300	0.500	08/01/35	6,300
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	2,980	0.700	12/01/40	2,980
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	1,485	3.500	11/01/32	1,419
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	89
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	152
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	0.870	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	399
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	373
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	634

See accompanying notes which are an integral part of this quarterly report.

276 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	808
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,169
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	163
Port New Orleans Board of Commissioners Revenue Bonds(µ)	1,000	5.000	04/01/48	1,114
				17,130
Maine - 0.3%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,115
Maine Health & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/43	556
				2,671
Maryland - 1.2%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,823
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	157
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.232	07/01/37	25
County of Frederick Educational Facilities Revenue Bonds(Þ)	2,705	5.000	09/01/45	2,805
County of Prince George's Special Obligation Tax Allocation(Þ)	115	5.250	07/01/48	117
Maryland Economic Development Corp Revenue Bonds	125	5.000	06/01/58	134
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	100	0.510	04/01/35	100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	647
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,250	5.000	07/01/43	1,330
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,069
				9,207
Massachusetts - 2.0%
Commonwealth of Massachusetts General Obligation Limited	1,500	4.000	05/01/39	1,556
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	170	1.164	05/01/37	165
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	645	2.150	05/01/37	627
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,469
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,698
Massachusetts Development Finance Agency Revenue Bonds(Þ)	1,250	5.000	10/01/37	1,312
Massachusetts Development Finance Agency Revenue Bonds(Þ)	100	5.000	11/15/38	102
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,637
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	09/01/45	1,545
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	360
Massachusetts Development Finance Agency Revenue Bonds(Þ)	150	5.125	11/15/46	153
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,143
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,049
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,041
				15,857
Michigan - 2.8%
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/29	1,078
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/34	1,052
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	535
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,166
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	210
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,434
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	1,000	5.000	07/01/48	1,066
Karegnondi Water Authority Revenue Bonds	75	5.000	11/01/45	82
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,306
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,049
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	333
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,086
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,840
Michigan Strategic Fund Revenue Bonds(µ)	435	4.500	06/30/48	442
Michigan Strategic Fund, Ltd. Revenue Bonds	3,000	5.000	06/30/48	3,256
Michigan Tobacco Settlement Finance Authority Revenue Bonds	160	5.125	06/01/22	159
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,560	6.000	06/01/34	2,537
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	255
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,147
				22,033

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 277

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Minnesota - 1.7%
City of Blaine Minnesota Revenue Bonds	1,400	6.125	07/01/45	1,351
City of Forest Lake Charter School L:ease Revenue Bonds	500	5.250	08/01/43	502
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,009
City of Minneapolis Charter Lease Revenue Bonds(Þ)	1,400	5.000	12/01/32	1,387
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	200	4.250	02/15/48	201
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	2,500	5.000	02/15/48	2,724
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	1,425	5.250	02/15/53	1,579
Duluth Economic Development Authority Revenue Bonds	1,000	5.625	12/01/55	1,003
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	369
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)	140	5.250	07/01/33	144
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,121
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)	230	5.500	07/01/38	237
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	105
				13,732
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	0.600	12/01/30	100

Missouri - 0.9%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	130
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	81
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,080
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,560	5.000	05/01/40	1,625
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	101
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ)	1,500	5.000	02/01/40	1,532
Missouri State Health & Educational Facilities Authority Revenue Bonds(~)(Ê)	500	0.840	02/15/33	500
Missouri State Health & Educational Facilities Authority Revenue Bonds	155	5.000	09/01/43	170
Missouri State Health & Educational Facilities Authority Revenue Bonds	130	5.000	09/01/48	143
St. Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	672
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	985
				7,019
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds	1,500	5.000	07/01/43	1,623

Nevada - 0.4%
Carson City Hospital Revenue Bonds	1,025	5.000	09/01/47	1,081
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	47
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	269
Las Vegas Special Improvement District 607 Special Assessment	215	5.000	06/01/24	227
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	24
Nevada Department of Business & Industry Revenue Bonds(Þ)	1,100	5.000	07/15/37	1,111
				2,807
New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue Bonds(Ê)	1,000	2.180	10/01/21	997
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	526
				1,523
New Jersey - 5.0%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	28
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	39
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	49
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	499
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	538
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,940
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	526
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	218
New Jersey Economic Development Authority Revenue Bonds	635	5.000	06/15/42	666

See accompanying notes which are an integral part of this quarterly report.

278 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,611
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	105
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,049
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	710
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,298
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	962
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	112
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	304
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	163
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,400	3.912	12/15/26	1,057
New Jersey Transportation Trust Fund Authority Revenue Bonds	600	4.302	12/15/29	394
New Jersey Transportation Trust Fund Authority Revenue Bonds	530	5.000	06/15/30	590
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,160	4.168	12/15/30	1,368
New Jersey Transportation Trust Fund Authority Revenue Bonds	290	5.000	06/15/31	321
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	4.000	12/15/31	374
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	439
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	281
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	105
New Jersey Transportation Trust Fund Authority Revenue Bonds	450	5.000	12/15/33	490
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	50
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	120
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	5.000	12/15/35	399
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,825	5.130	12/15/35	2,324
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	260
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	57
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,255	4.668	12/15/36	1,457
New Jersey Transportation Trust Fund Authority Revenue Bonds	460	5.000	12/15/36	494
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	708
New Jersey Transportation Trust Fund Authority Revenue Bonds	320	4.250	12/15/38	318
New Jersey Transportation Trust Fund Authority Revenue Bonds	4,735	4.680	12/15/38	1,896
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	417
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,060	5.000	06/15/42	1,091
New Jersey Turnpike Authority Revenue Bonds	1,750	4.000	01/01/48	1,780
South Jersey Port Corp. Revenue Bonds	1,645	5.000	01/01/36	1,779
South Jersey Port Corp. Revenue Bonds	1,450	5.000	01/01/48	1,533
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,170
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	345
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,075
Tobacco Settlement Financing Corp. Revenue Bonds	3,600	5.000	06/01/46	3,602
				39,111
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	105

New York - 3.8%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	26
City of New York New York General Obligation Unlimited(~)(Ê)	500	0.860	08/01/38	500
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	668
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,120
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	28
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	39
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	38
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	33
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	22
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	1,018
New York City Housing Development Corp. Revenue Bonds	600	3.500	02/15/48	602
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,204
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	500	0.040	06/15/50	500

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 279

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	500	0.700	02/01/45	500
New York City Transitional Finance Authority Futures Tax Secured Revenue Bonds(~)
(Ê)	500	1.480	08/01/45	500
New York City Water & Sewer System Revenue Bonds(~)(Ê)	500	0.730	06/15/50	500
New York Liberty Development Corp. Revenue Bonds(Þ)	300	5.375	11/15/40	317
New York Liberty Development Corp. Revenue Bonds(Þ)	2,400	5.000	11/15/44	2,486
New York Liberty Development Corp. Revenue Bonds(Þ)	1,500	7.250	11/15/44	1,746
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	449
New York State Dormitory Authority Revenue Bonds(Þ)	900	5.000	12/01/29	1,025
New York State Dormitory Authority Revenue Bonds(Þ)	400	5.000	12/01/35	434
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	370
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	523
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,342
New York Transportation Development Corp. Revenue Bonds(µ)	1,000	4.000	07/01/46	1,001
New York Transportation Development Corp. Revenue Bonds	475	5.000	07/01/46	500
New York Transportation Development Corp. Revenue Bonds	3,175	5.250	01/01/50	3,376
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	299
New York Transportation Development Facilities Revenue Bonds	275	5.000	01/01/33	309
New York Transportation Development Facilities Revenue Bonds	200	5.000	01/01/34	224
New York Transportation Development Facilities Revenue Bonds	1,750	4.000	01/01/36	1,760
New York Transportation Development Facilities Revenue Bonds	375	5.000	01/01/36	417
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	2,350	6.625	06/01/44	2,459
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	250
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,377
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	133
				30,095
North Carolina - 0.3%
North Carolina Medical Care Commission Revenue Bonds	1,620	5.000	10/01/42	1,689
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,067
				2,756
North Dakota - 0.6%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	677
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/38	1,073
County of Ward Health Care Facilities Revenue Bonds	2,500	5.000	06/01/48	2,645
				4,395
Ohio - 5.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds	3,000	5.250	11/15/46	3,281
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,385	5.125	06/01/24	3,167
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,570	5.375	06/01/24	1,483
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,890	5.875	06/01/30	2,698
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,795	5.750	06/01/34	1,678
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,078
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	12,950	9.718	06/01/47	687
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	41,295	10.920	06/01/52	1,046
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	104
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	154
Columbus-Franklin County Finance Authority Revenue Bonds	1,530	4.000	11/15/38	1,533
County of Cuyahoga Hospital Revenue Bonds	2,140	5.000	02/15/42	2,235
County of Lucas Hospital Revenue Bonds	1,650	5.250	11/15/48	1,785
County of Montgomery Ohio Revenue Bonds(~)(Ê)	1,975	0.570	11/15/39	1,975
County of Montgomery Ohio Revenue Bonds(~)(Ê)	4,290	0.590	11/15/39	4,290
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,062
Cuyahoga County Hospital Revenue Bonds	2,000	5.250	02/15/47	2,117
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,065
Ohio Air Quality Development Authority Revenue Bonds(Þ)	100	3.750	01/15/28	100
Ohio Air Quality Development Authority Revenue Bonds(Þ)	120	4.250	01/15/38	119
Ohio Air Quality Development Authority Revenue Bonds(Þ)	1,190	4.500	01/15/48	1,199
Ohio Higher Educational Facility Commission Revenue Bonds	1,385	5.250	12/01/43	1,403

See accompanying notes which are an integral part of this quarterly report.

280 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Port of Greater Cincinnati Development Authority Revenue Bonds	3,175	5.000	11/15/45	3,388
Toledo-Lucas Port Authority Revenue Bonds	925	5.000	07/01/39	945
				39,592
Oklahoma - 1.2%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,659
Oklahoma Development Finance Authority Revenue Bonds	600	5.000	08/01/47	559
Oklahoma Development Finance Authority Revenue Bonds	840	5.000	08/01/52	783
Oklahoma Development Finance Authority Revenue Bonds(µ)	500	4.000	08/15/52	506
Oklahoma Development Finance Authority Revenue Bonds	2,500	5.500	08/15/52	2,781
Oklahoma Development Finance Authority Revenue Bonds	785	5.250	08/01/57	732
Oklahoma Development Finance Authority Revenue Bonds	500	5.500	08/15/57	554
Tulsa Airports Improvement Trust Revenue Bonds(~)(Ê)	1,000	5.000	06/01/35	1,079
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,083
				9,736
Oregon - 0.8%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,083
Oregon State Facilities Authority Revenue Bonds(Þ)	1,000	5.000	10/01/36	1,009
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,774
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	540
Oregon State Facilities Authority Revenue Bonds(Þ)	1,000	5.000	10/01/48	992
				6,398
Pennsylvania - 6.4%
Allegheny County Hospital Development Authority Revenue Bonds	1,665	4.000	04/01/44	1,644
Allentown Development Authority Tax Revenue Bonds(Þ)	1,000	5.000	05/01/33	1,078
Allentown Development Authority Tax Revenue Bonds(Þ)	250	5.000	05/01/42	266
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	1,000	5.000	05/01/28	1,023
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	500	5.000	05/01/32	537
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	4,250	5.000	05/01/42	4,457
Bucks County Industrial Development Authority Revenue Bonds	100	5.000	10/01/37	108
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	828
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	651
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	187
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	1,978
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,077
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	239
City of Scranton General Obligation Unlimited(Þ)	1,275	5.000	09/01/28	1,396
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	253
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/34	113
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/35	112
Commonwealth Financing Authority Revenue Bonds(µ)	1,525	4.000	06/01/39	1,551
Commonwealth of Pennsylvania General Obligation Unlimited	2,250	5.000	08/15/23	2,546
Dauphin County General Authority Revenue Bonds(Þ)	1,750	5.125	10/15/41	1,735
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	616
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/43	101
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/48	101
Franklin County Industrial Development Authority Revenue Bonds	150	5.000	12/01/53	151
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	90
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ)	1,765	6.500	07/15/48	1,906
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	558
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	540
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,049
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,041
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,422
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,566
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,651
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,823
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,084
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê)	2,000	5.000	09/01/20	2,005

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 281

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,335
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	386
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,006
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,367
Pennsylvania Turnpike Commission Revenue Bonds	2,140	5.250	12/01/44	2,480
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.250	06/01/47	1,103
Philadelphia Authority Industrial Development Revenue Bonds(Þ)	1,500	5.000	03/15/45	1,459
Scranton Redevelopment Authority Revenue Bonds	100	5.000	11/15/28	101
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,064
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	216
Washington County Redevelopment Authority Tax Allocation	265	5.000	07/01/28	273
				50,273
Puerto Rico - 6.1%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	3,000	5.625	05/15/43	3,034
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	545
Commonwealth of Puerto Rico General Obligation Unlimited	110	5.000	07/01/21	62
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	339
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	102
Commonwealth of Puerto Rico General Obligation Unlimited	130	5.125	07/01/31	73
Commonwealth of Puerto Rico General Obligation Unlimited	1,375	5.000	07/01/35	1,314
Commonwealth of Puerto Rico General Obligation Unlimited	720	6.000	07/01/39	410
Commonwealth of Puerto Rico General Obligation Unlimited	225	6.000	07/01/40	128
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	958
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	273
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	18
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	46
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	100	6.000	07/01/38	95
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	3,180	5.250	07/01/42	2,934
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	2,114
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	142
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	2,101
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	650	5.250	07/01/19	405
Puerto Rico Electric Power Authority Revenue Bonds(µ)	565	5.000	07/01/22	569
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	1,685	5.250	07/01/27	1,051
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	3,275	5.000	07/01/28	2,035
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	2,840	0.738	07/01/29	2,627
Puerto Rico Electric Power Authority Revenue Bonds(µ)	355	4.750	07/01/33	355
Puerto Rico Highways & Transportation Authority Revenue Bonds	420	5.000	07/01/28	379
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/31	280
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	60
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	575
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	285
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	390
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	158
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	7,060	5.250	07/01/38	7,466
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	267
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	53
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,384
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	770	5.500	07/01/25	837
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	55	5.620	07/01/28	32
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	310	5.620	07/01/29	173
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	730	6.302	07/01/35	291
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	125	5.601	07/01/37	44
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,570
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	490	6.000	07/01/24	508
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	1,380	5.435	08/01/40	410
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	2,285	5.436	08/01/44	541

See accompanying notes which are an integral part of this quarterly report.

282 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	64
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Ø)	115	6.750	08/01/32	56
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,500	6.500	08/01/35	735
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	210	5.750	08/01/37	102
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	100	5.375	08/01/39	49
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,595	5.500	08/01/42	778
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	24,125	5.953	08/01/45	5,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	1,075	6.125	08/01/19	446
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	170	42.170	08/01/24	55
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	2,985	24.929	08/01/30	579
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	1,000	22.052	08/01/32	175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	1,175	21.062	08/01/33	191
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	1,700	13.321	08/01/34	242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	900	12.592	08/01/35	127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	650	18.678	08/01/36	86
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	200	11.873	08/01/37	25
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	100	17.309	08/01/38	12
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	1,035	6.000	08/01/42	507
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Ø)	610	6.500	08/01/44	299
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Ø)	100	4.375	08/01/20	49
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Ø)	100	5.000	08/01/35	49
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds	70	5.000	08/01/43	34
				48,492
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	368
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,114
				1,482
South Carolina - 1.0%
South California Jobs-Economic Development Authority Revenue Bonds	135	5.000	11/15/47	145
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,093
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	135
South Carolina Public Service Authority Revenue Bonds	2,865	5.000	12/01/39	3,038
South Carolina Public Service Authority Revenue Bonds	725	5.000	12/01/46	763
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	267
South Carolina Transportation Infrastructure Bank Revenue Bonds	1,800	2.250	10/01/32	1,537
				7,978
Tennessee - 0.6%
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,122
Greenville Health & Educational Facilities Board Revenue Bonds	270	4.000	07/01/40	268
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,056
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	100	5.000	07/01/40	110
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	1,000	5.000	10/01/41	1,069
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	100	5.000	07/01/46	109
				4,734
Texas - 5.0%
Bexar County Health Facilities Development Corp. Revenue Bonds	750	5.000	07/15/37	784
Bexar County Health Facilities Development Corp. Revenue Bonds	600	5.000	07/15/42	620
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	66
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	51
Central Texas Regional Mobility Authority Revenue Bonds	1,000	4.000	01/01/41	999
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	108
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	109
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,181
City of Aubrey Texas Revenue Bonds	670	7.250	09/01/45	678

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 283

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ)	330	5.125	11/01/33	332
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	106
City of Fort Worth Special Assessment(Þ)	150	5.000	09/01/32	150
City of Hackberry Special Assessment	100	5.000	09/01/44	101
City of Hackberry Special Assessment	145	5.000	09/01/47	145
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	90
City of Hackberry Special Assessment Contract Revenue Bonds	620	4.500	09/01/38	641
City of Houston Airport System Revenue Bonds	2,995	5.000	07/15/28	3,429
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	545
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,086
City of Houston Texas Airport System Revenue Bonds	1,300	5.000	07/15/35	1,395
City of Justin Special Assessment(Þ)	270	5.500	09/01/47	263
City of Mesquite Special Assessment Revenue Bonds(Þ)	1,000	5.375	09/01/48	986
City of Oak Point Special Assessment(Þ)	100	4.125	09/01/48	97
City of Oak Point Special Assessment(Þ)	100	4.500	09/01/48	97
City of Princeton Special Assessment(Þ)	130	4.875	09/01/48	127
City of Shenandoah Special Assessment	165	4.500	09/01/23	164
City of Shenandoah Special Assessment	150	5.700	09/01/47	145
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	523
County of Harris Revenue Bonds(µ)(Ê)	1,210	1.902	08/15/35	1,104
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	212
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	234
Grand Parkway Transportation Corp.	625	5.800	10/01/23	595
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	428
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,756
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	500	0.680	11/01/41	500
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,048
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê)	500	0.690	05/01/46	500
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Mission Economic Development Corp. Revenue Bonds(Þ)	1,050	4.625	10/01/31	1,071
Montgomery County Toll Road Authority Revenue Bonds	150	5.000	09/15/43	159
Montgomery County Toll Road Authority Revenue Bonds	200	5.000	09/15/48	212
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	55
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,411
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	496
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/37	99
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/42	97
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	407
North Texas Tollway Authority Revenue Bonds	2,250	5.000	01/01/38	2,558
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,657
Red River Education Finance Corp. Texas Education Revenue Bonds	1,255	5.500	10/01/46	1,339
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	201
Texas City Industrial Development Corp. Revenue Bonds	770	4.125	12/01/45	748
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	695	6.250	12/15/26	799
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	106
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	106
Texas Water Development Board Revenue Bonds	855	5.000	04/15/49	977
Town of Argyle Special Assessment(Þ)	155	4.250	09/01/23	154
Town of Argyle Special Assessment(Þ)	145	5.250	09/01/47	140
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	201
Town of Little Elm Special Assessment(Þ)	100	5.000	09/01/47	95
Town of Little Elm Special Assessment Revenue Bonds(Þ)	730	5.750	09/01/38	736
Viridian Municipal Management District Special Assessment	54	4.000	12/01/21	55
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	373
				39,851
Utah - 0.5%

See accompanying notes which are an integral part of this quarterly report.

284 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Salt Lake City Corp. Airport Revenue Bonds	1,350	5.000	07/01/47	1,482
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,102
				3,584
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,096
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,597
				2,693
Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/19	507
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,840	4.000	10/01/22	1,867
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/22	503
Virgin Islands Public Finance Authority Revenue Bonds	725	5.000	10/01/25	732
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/26	1,009
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	182
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.250	10/01/29	1,004
Virgin Islands Public Finance Authority Revenue Bonds	650	6.625	10/01/29	656
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	2,072
Virgin Islands Public Finance Authority Revenue Bonds	490	6.750	10/01/37	494
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	183
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	234
				9,443
Virginia - 0.9%
Tobacco Settlement Financing Corp. Revenue Bonds	1,975	5.200	06/01/46	1,935
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	118
Tobacco Settlement Financing Corp. Revenue Bonds(~)	2,250	9.048	06/01/47	193
Tobacco Settlement Financing Corp. Revenue Bonds	12,175	11.642	06/01/47	1,146
Virginia Small Business Financing Authority Revenue Bonds	150	5.000	07/01/34	157
Virginia Small Business Financing Authority Revenue Bonds	705	5.000	01/01/40	736
Virginia Small Business Financing Authority Revenue Bonds	300	5.000	12/31/52	320
Virginia Small Business Financing Authority Revenue Bonds	2,600	5.000	12/31/56	2,769
				7,374
Washington - 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds	950	5.000	07/01/48	1,061
Washington State Convention Center Public Facilities District Revenue Bonds	2,300	4.000	07/01/58	2,273
Washington State Convention Center Public Facilities District Revenue Bonds	600	5.000	07/01/58	658
Whidbey Island Public Hospital District General Obligation Unlimited	1,500	5.500	12/01/33	1,594
				5,586
West Virginia - 0.1%
Monongalia County Commission Special District Revenue Bonds(Þ)	100	5.750	06/01/43	103
West Virginia Hospital Finance Authority Revenue Bonds	330	5.000	01/01/43	362
West Virginia Hospital Finance Authority Revenue Bonds	640	4.125	01/01/47	620
				1,085
Wisconsin - 0.7%
Public Energy Authority Revenue Bonds	725	5.350	12/01/45	770
Public Finance Authority Revenue Bonds(Þ)	300	3.000	11/15/22	300
Public Finance Authority Revenue Bonds	100	4.300	11/01/30	101
Public Finance Authority Revenue Bonds	675	5.000	10/01/31	716
Public Finance Authority Revenue Bonds	710	5.000	10/01/32	749
Public Finance Authority Revenue Bonds(Þ)	630	5.250	05/15/37	659
Public Finance Authority Revenue Bonds	500	5.000	09/30/37	548
Public Finance Authority Revenue Bonds(Þ)	750	5.250	05/15/42	778
Public Finance Authority Revenue Bonds	500	5.000	07/01/42	524
Public Finance Authority Revenue Bonds	340	5.250	07/01/47	354
				5,499
Total Municipal Bonds (cost $766,085)				779,342

Short-Term Investments - 0.5%
U. S. Cash Management Fund(@)	4,282,932(8)			4,284

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Total Short-Term Investments (cost $4,283)				4,284

Total Investments 99.3% (identified cost $770,368)				783,626
Other Assets and Liabilities, Net - 0.7%				5,497
Net Assets - 100.0%				789,123

See accompanying notes which are an integral part of this quarterly report.

286 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
11.6%
Allentown Development Authority Tax Revenue Bonds	04/19/18	250,000	106.98	267	266
Allentown Development Authority Tax Revenue Bonds	04/19/18	1,000,000	107.87	1,079	1,078
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/2017	3,250,000	102.57	3,353	3,434
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	108.88	544	537
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	12/19/18	1,000,000	100.91	1,009	1,023
Arizona Industrial Development Authority Revenue Bonds	09/08/17	1,500,000	108.98	1,635	1,585
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds	12/14/18	1,070,000	99.36	1,064	1,077
Beaumont Community Development District Special Assessment	01/25/19	200,000	100.00	200	201
Brookstone Community Development District Special Assessment	01/23/18	125,000	100.00	125	124
California Municipal Finance Authority Revenue Bonds	07/01/15	1,000,000	99.42	994	1,090
California Municipal Finance Authority Revenue Bonds	11/02/16	1,500,000	102.94	1,544	1,620
California Municipal Finance Authority Revenue Bonds	09/14/18	1,815,000	103.88	1,885	1,871
California Pollution Control Financing Authority Revenue Bonds	06/11/15	1,720,000	103.90	1,787	1,789
California Pollution Control Financing Authority Revenue Bonds	01/17/19	1,770,000	94.86	1,679	1,690
California Pollution Control Financing Authority Revenue Bonds	01/17/19	450,000	98.23	442	444
California Pollution Control Financing Authority Revenue Bonds	01/30/19	950,000	110.04	1,045	1,049
California Pollution Control Financing Authority Revenue Bonds	01/30/19	550,000	111.13	611	614
California School Finance Authority Revenue Bonds	12/10/15	500,000	107.49	537	524
California School Finance Authority Revenue Bonds	06/21/17	1,000,000	107.25	1,073	1,066
California Statewide Communities Development Authority Revenue Bonds	12/28/16	2,600,000	103.12	2,681	2,710
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.42	217	220
California Statewide Communities Development Authority Revenue Bonds	11/01/17	2,500,000	107.23	2,681	2,632
California Statewide Communities Development Authority Revenue Bonds	02/28/18	500,000	106.99	535	525
California Statewide Communities Development Authority Revenue Bonds	08/08/18	1,000,000	107.80	1,078	1,087
California Statewide Communities Development College Housing Authority
Revenue Bonds	01/16/19	250,000	104.49	261	262
California Statewide Communities Development College Housing Authority
Revenue Bonds	01/16/19	200,000	105.75	212	212
Capital Trust Agency, Inc. Student Housing Revenue Bonds	09/13/18	1,100,000	101.17	1,113	1,052
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.88	247	246
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.54	1,388	1,765
Chicago Board of Education General Obligation Unlimited	07/11/17	2,000,000	93.95	1,879	2,362
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds	12/14/18	330,000	100.00	330	332
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	150
City of Jacksonville Revenue Bonds	06/08/18	250,000	101.01	253	256
City of Justin Special Assessment	03/27/18	270,000	100.00	270	263
City of Mesquite Special Assessment Revenue Bonds	09/05/18	1,000,000	100.00	1,000	986
City of Minneapolis Charter Lease Revenue Bonds	12/08/17	1,400,000	102.80	1,439	1,387
City of Oak Point Special Assessment	07/25/18	100,000	100.00	100	97
City of Oak Point Special Assessment	07/25/18	100,000	99.50	100	97
City of Princeton Special Assessment	04/24/18	130,000	100.00	130	127
City of Scranton General Obligation Unlimited	08/30/17	1,275,000	107.31	1,368	1,396
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	98
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	196
County of Frederick Educational Facilities Revenue Bonds	01/18/18	2,705,000	106.81	2,890	2,805
County of Prince George's Special Obligation Tax Allocation	11/16/18	115,000	98.81	114	117
Dauphin County General Authority Revenue Bonds	01/05/18	1,750,000	97.82	1,712	1,735
Davenport Road South Community Development District Special Assessment	02/06/18	100,000	98.76	99	99
Davenport Road South Community Development District Special Assessment	02/06/18	150,000	98.86	148	148
Deer Run Community Development District Special Assessment	08/02/18	200,000	100.00	200	195
Deer Run Community Development District Special Assessment	08/02/18	250,000	99.38	248	242
Denver Health & Hospital Authority Revenue Bonds	08/23/17	300,000	110.19	331	333
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	113.86	262	264
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	114.68	115	115

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 287

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	114.90	253	254
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.12	196	201
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.79	198	201
Denver Urban Renewal Authority Tax Allocation	10/11/18	745,000	99.12	740	746
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	98.85	494	487
East Bonita Beach Road Community Development District Special Assessment	08/29/18	625,000	100.00	625	620
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	154
Florida Development Finance Corp. Revenue Bonds	12/01/17	900,000	100.00	900	931
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	1,350,000	104.39	1,409	1,394
General Authority of Southcentral Pennsylvania Revenue Bonds	08/17/18	1,765,000	107.55	1,898	1,906
Harmony West Community Development District Special Assessment	06/19/18	1,270,000	100.00	1,270	1,244
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	103.83	192	193
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	12/10/15	200,000	102.25	204	205
Kansas City Land Clearance Redevelopment Authority Tax Allocation	01/10/18	1,500,000	100.39	1,506	1,532
K-Bar Ranch II Community Development District Special Assessment	12/19/17	275,000	100.00	275	262
K-Bar Ranch II Community Development District Special Assessment	12/19/17	185,000	100.00	185	178
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	250,000	100.00	250	247
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	1,000,000	100.00	1,000	971
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.89	99	101
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.29	99	101
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds	11/21/18	240,000	100.00	240	242
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	96
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	97
Lee County Industrial Development Authority Revenue Bonds	12/11/17	1,640,000	100.00	1,640	1,648
Marietta Development Authority Revenue Bonds	06/29/17	1,000,000	101.57	1,016	1,036
Massachusetts Development Finance Agency Revenue Bonds	12/07/17	1,250,000	107.73	1,347	1,312
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	150,000	100.00	150	153
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	100,000	100.00	100	102
McJunkin Parkland Community Development District Special Assessment	11/01/18	250,000	98.50	246	251
McJunkin Parkland Community Development District Special Assessment	11/01/18	200,000	99.08	198	201
Mission Economic Development Corp. Revenue Bonds	10/30/18	1,050,000	99.37	1,043	1,071
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	610,000	99.45	607	620
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.07	98	103
Naples Reserve Community Development District Special Assessment	05/10/18	40,000	99.38	40	39
Naples Reserve Community Development District Special Assessment	05/10/18	190,000	99.62	189	187
Nevada Department of Business & Industry Revenue Bonds	08/31/17	1,100,000	103.44	1,138	1,111
New York Liberty Development Corp. Revenue Bonds	06/11/15	1,500,000	118.44	1,777	1,746
New York Liberty Development Corp. Revenue Bonds	06/16/15	2,400,000	104.20	2,505	2,483
New York Liberty Development Corp. Revenue Bonds	09/13/16	300,000	117.92	354	317
New York State Dormitory Authority Revenue Bonds	06/16/15	400,000	103.51	414	434
New York State Dormitory Authority Revenue Bonds	02/08/17	900,000	107.04	963	1,025
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	100
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	119
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	1,190,000	101.90	1,213	1,199
Oregon State Facilities Authority Revenue Bonds	09/23/16	1,000,000	112.04	1,120	1,009
Oregon State Facilities Authority Revenue Bonds	10/10/17	1,000,000	104.10	1,041	992
Philadelphia Authority Industrial Development Revenue Bonds	04/11/18	1,500,000	98.56	1,478	1,459
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.59	498	504
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	300
Public Finance Authority Revenue Bonds	04/07/17	750,000	103.42	776	778
Public Finance Authority Revenue Bonds	04/07/17	630,000	103.82	654	659
Randal Park Community Development District Special Assessment Revenue
Bonds	11/30/18	895,000	100.00	895	902
Randal Park Community Development District Special Assessment Revenue
Bonds	11/30/18	540,000	100.00	540	544
Rockdale County Development Authority Revenue Bonds	05/16/18	225,000	100.55	226	217
Rolling Oaks Community Development District Special Assessment	10/24/18	200,000	100.00	200	205
Rolling Oaks Community Development District Special Assessment	10/24/18	100,000	100.00	100	102
Sherwood Manor Community Development District Special Assessment	09/13/18	200,000	98.62	197	197

See accompanying notes which are an integral part of this quarterly report.

288 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
St. Paul Housing & Redevelopment Authority Revenue Bonds	07/27/17	140,000	101.08	142	144
St. Paul Housing & Redevelopment Authority Revenue Bonds	07/27/17	230,000	101.09	233	237
State of Hawaii Department of Budget & Finance Revenue Bonds	12/04/15	2,210,000	103.05	2,277	2,220
Timber Creek Community Development District Special Assessment	06/20/18	1,000,000	98.10	981	971
Tolomato Community Development District Special Assessment	03/15/18	100,000	99.20	99	100
Toscana Isles Community Development District Special Assessment	11/08/18	275,000	98.50	271	273
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.21	99	98
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.30	99	97
Town of Argyle Special Assessment	01/24/18	155,000	100.00	155	154
Town of Argyle Special Assessment	01/24/18	145,000	100.00	145	140
Town of Little Elm Special Assessment	12/06/17	100,000	100.37	100	95
Town of Little Elm Special Assessment Revenue Bonds	11/07/18	730,000	100.00	730	736
Two Lakes Community Development District Special Assessment Bonds	06/19/17	290,000	100.00	290	288
Two Lakes Community Development District Special Assessment Bonds	06/19/17	200,000	102.65	205	205
Union Park East Community Development District Special Assessment Bonds	06/02/17	500,000	102.93	515	509
Ventana Community Development District Special Assessment	03/01/18	500,000	97.37	487	493
Ventana Community Development District Special Assessment	03/01/18	500,000	97.82	489	494
Verano 1 Community Development District Special Assessment	05/04/17	100,000	98.47	98	101
Verano 1 Community Development District Special Assessment	05/30/17	100,000	100.00	100	104
Village Community Development District No 12 Special Assessment	06/06/18	700,000	101.35	709	702
Village Community Development District No. 12 Special Assessment	03/16/18	700,000	100.00	700	702
Village of Southgate Metropolitan District General Obligation Unlimited	05/04/18	1,375,000	100.00	1,375	1,339
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	148
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	147
					91,578
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Short Positions
United States 10 Year Treasury Note Futures	158	USD	19,350	03/19	(546)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(546)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD	4,700	Three Month LIBOR(2)	2.250%(3)	12/21/41	(251)	708	457
Morgan Stanley	USD	24,000	Three Month LIBOR(2)	3.000%(3)	03/20/49	(91)	(917)	(1,008)
Total Open Interest Rate Swap Contracts (å)						(342)	(209)	(551)

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 289

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$7,356	$—	$—	$7,356
Alaska	—	4,401	—	—	4,401
Arizona	—	9,245	—	—	9,245
California	—	101,437	—	—	101,437
Colorado	—	26,163	—	—	26,163
Connecticut	—	7,335	—	—	7,335
Delaware	—	562	—	—	562
District of Columbia	—	7,894	—	—	7,894
Florida	—	74,286	—	—	74,286
Georgia	—	6,049	—	—	6,049
Guam	—	8,394	—	—	8,394
Hawaii	—	2,220	—	—	2,220
Idaho	—	806	—	—	806
Illinois	—	94,961	—	—	94,961
Indiana	—	2,773	—	—	2,773
Iowa	—	2,491	—	—	2,491
Kansas	—	495	—	—	495
Kentucky	—	8,510	—	—	8,510
Louisiana	—	17,130	—	—	17,130
Maine	—	2,671	—	—	2,671
Maryland	—	9,207	—	—	9,207
Massachusetts	—	15,857	—	—	15,857
Michigan	—	22,033	—	—	22,033
Minnesota	—	13,732	—	—	13,732
Mississippi	—	100	—	—	100
Missouri	—	7,019	—	—	7,019
Montana	—	1,623	—	—	1,623
Nevada	—	2,807	—	—	2,807
New Hampshire	—	1,523	—	—	1,523
New Jersey	—	39,111	—	—	39,111
New Mexico	—	105	—	—	105
New York	—	30,095	—	—	30,095
North Carolina	—	2,756	—	—	2,756
North Dakota	—	4,395	—	—	4,395
Ohio	—	39,592	—	—	39,592
Oklahoma	—	9,736	—	—	9,736
Oregon	—	6,398	—	—	6,398
Pennsylvania	—	50,273	—	—	50,273
Puerto Rico	—	48,492	—	—	48,492
Rhode Island	—	1,482	—	—	1,482
South Carolina	—	7,978	—	—	7,978
Tennessee	—	4,734	—	—	4,734
Texas	—	39,851	—	—	39,851
Utah	—	3,584	—	—	3,584
Vermont	—	2,693	—	—	2,693
Virgin Islands	—	9,443	—	—	9,443
Virginia	—	7,374	—	—	7,374

See accompanying notes which are an integral part of this quarterly report.

290 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Washington	—	5,586	—	—	5,586
West Virginia	—	1,085	—	—	1,085
Wisconsin	—	5,499	—	—	5,499
Short-Term Investments	—	—	—	4,284	4,284

Total Investments	—	779,342	—	4,284	783,626

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	457	—	—	457

Liabilities
Futures Contracts	(546)	—	—	—	(546)
Interest Rate Swap Contracts	—	(1,008)	—	—	(1,008)
Total Other Financial Instruments*	$(546)	$(551)	$—	$—	$(1,097)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 291

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.9%
Alabama - 2.2%
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	564
Alabama Federal Aid Highway Finance Authority Revenue Bonds	7,000	5.000	09/01/26	8,453
Alabama Federal Aid Highway Finance Authority Revenue Bonds	1,725	5.000	09/01/28	2,098
Black Belt Energy Gas District Revenue Bonds(~)(Ê)	11,000	4.000	06/01/21	11,354
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds	2,000	5.000	06/01/32	2,247
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	2,009
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,898
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,414
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	529
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,115
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,113
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,559
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,657
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê)	2,000	2.538	06/01/24	1,992
Southeast Alabama Gas Supply District Revenue Bonds	760	4.000	06/01/24	808
Tuscaloosa Public Educational Building Authority Revenue Bonds(µ)	205	5.000	07/01/19	208
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,749
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,969
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,154
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	820
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	367
				54,077
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,629
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,294
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	791
City of Valdez Alaska Revenue Bonds(~)(Ê)	600	0.900	05/01/31	600
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	339
				6,653
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	1.220	01/01/37	5,835
Arizona Industrial Development Authority Revenue Bonds	490	5.000	05/01/27	552
Arizona Industrial Development Authority Revenue Bonds	270	5.000	05/01/28	306
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,121
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,979
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,362
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,049
Entertainment Center Community Facilities District Revenue Bonds	3,645	4.000	07/01/37	3,721
Maricopa County Industrial Development Authority Revenue Bonds	575	5.000	09/01/19	586
Maricopa County Industrial Development Authority Revenue Bonds	850	5.000	09/01/30	994
Maricopa County Industrial Development Authority Revenue Bonds	1,000	5.000	09/01/31	1,160
Maricopa County Industrial Development Authority Revenue Bonds	925	5.000	09/01/32	1,067
Maricopa County Industrial Development Authority Revenue Bonds	800	5.000	09/01/33	919
Maricopa County Industrial Development Authority Revenue Bonds	1,860	4.000	01/01/41	1,906
Maricopa County Pollution Control Corp. Revenue Bonds(~)(Ê)	2,310	5.200	06/01/43	2,383
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	425	5.000	07/01/28	508
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	325	5.000	07/01/29	387
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	250	5.000	07/01/30	295
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	295
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	300
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	149
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	255

See accompanying notes which are an integral part of this quarterly report.

292 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	899
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	1,960	5.000	01/01/36	2,303
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,196
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	228
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	484
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	443
Tempe Industrial Development Authority Revenue Bonds(Þ)	5,000	4.000	10/01/23	5,019
Town of Marana Arizona Revenue Bonds	1,515	5.000	07/01/26	1,707
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	900
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,667
				46,975
Arkansas - 0.6%
City of Fort Smith AR Water & Sewer Revenue Bonds	3,500	5.000	10/01/31	4,135
City of Hot Springs Waterworks Revenue Bonds(µ)	310	4.000	10/01/33	326
City of Hot Springs Waterworks Revenue Bonds(µ)	300	4.000	10/01/35	313
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/36	623
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/37	621
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,162
Little Rock Water Reclamation System Revenue Bonds	1,000	4.000	04/01/21	1,044
Sherwood Sales & Use Tax Revenue Bonds	200	5.000	12/01/19	205
Sherwood Sales & Use Tax Revenue Bonds	495	4.000	12/01/30	536
Sherwood Sales & Use Tax Revenue Bonds	1,500	3.050	12/01/43	1,518
Southern Arkansas University Revenue Bonds(µ)	1,005	4.000	03/01/33	1,043
Southern Arkansas University Revenue Bonds(µ)	1,500	4.000	03/01/36	1,538
University of Central Arkansas Revenue Bonds	400	3.250	11/01/33	397
University of Central Arkansas Revenue Bonds	325	5.000	11/01/36	363
				13,824
California - 9.2%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	421
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	595
Beaumont Financing Authority Special Tax	995	5.000	09/01/45	1,055
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	705
Brentwood Infrastructure Financing Authority Special Assessment(µ)	995	5.000	09/02/29	1,146
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	121
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	132
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	119
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	235
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	292
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/23	126
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/24	117
California Educational Facilities Authority Revenue Bonds	225	5.000	12/01/24	260
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/25	119
California Educational Facilities Authority Revenue Bonds	235	5.000	12/01/25	275
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/26	133
California Educational Facilities Authority Revenue Bonds	250	5.000	12/01/26	296
California Educational Facilities Authority Revenue Bonds	200	5.000	10/01/27	244
California Educational Facilities Authority Revenue Bonds	370	5.000	12/01/27	442
California Educational Facilities Authority Revenue Bonds	375	5.000	12/01/28	451
California Educational Facilities Authority Revenue Bonds	365	5.000	12/01/29	436
California Educational Facilities Authority Revenue Bonds	810	5.000	10/01/30	974
California Educational Facilities Authority Revenue Bonds	525	5.000	12/01/30	621
California Educational Facilities Authority Revenue Bonds	450	5.000	12/01/31	528
California Educational Facilities Authority Revenue Bonds	445	5.000	10/01/32	525
California Educational Facilities Authority Revenue Bonds	475	5.000	12/01/32	554
California Educational Facilities Authority Revenue Bonds	500	5.000	12/01/33	580
California Educational Facilities Authority Revenue Bonds	800	5.000	10/01/35	930

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 293

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,193
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,527
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,610
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,091
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	418
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	683
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,805
California Municipal Finance Authority Revenue Bonds	100	5.000	10/01/26	117
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	852
California Municipal Finance Authority Revenue Bonds	410	5.000	10/01/27	484
California Municipal Finance Authority Revenue Bonds	150	5.000	10/01/28	179
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/29	266
California Municipal Finance Authority Revenue Bonds	11,100	5.000	05/15/30	12,887
California Municipal Finance Authority Revenue Bonds	475	5.000	10/01/30	556
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	424
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	445
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	944
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,396
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	1,350	0.830	05/15/24	1,350
California Statewide Communities Development Authority Revenue Bonds	260	5.000	04/01/19	261
California Statewide Communities Development Authority Revenue Bonds	1,470	5.000	05/15/23	1,630
California Statewide Communities Development Authority Revenue Bonds(Þ)	250	5.000	12/01/26	283
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,630	3.500	11/01/27	2,643
California Statewide Communities Development Authority Revenue Bonds(Þ)	350	5.000	12/01/27	398
California Statewide Communities Development Authority Revenue Bonds	275	5.000	12/01/28	307
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	320
California Statewide Communities Development Authority Revenue Bonds	3,125	6.125	11/01/33	3,531
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	1,000
California Statewide Communities Development Authority Revenue Bonds	825	5.000	04/01/47	912
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ)	560	5.000	08/01/32	634
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	591
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,181
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	768
City & County of San Francisco Certificates of Participation	900	5.000	04/01/26	905
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/33	499
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/34	493
City of Clovis Wastewater Revenue Bonds(µ)	1,250	5.000	08/01/28	1,525
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,731
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,257
City of Vallejo California Water Revenue Bonds	2,590	5.250	05/01/29	2,904
Corona-Norco Unified School District General Obligation Unlimited	3,430	4.000	08/01/39	3,613
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	211
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,325
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	476
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	902
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	673
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.211	08/01/29	2,649
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	521
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,198
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	5.000	06/01/31	11,286
Golden State Tobacco Securitization Corp. Revenue Bonds	10,700	5.000	06/01/32	11,976
Golden State Tobacco Securitization Corp. Revenue Bonds	2,300	5.000	06/01/34	2,553
Golden State Tobacco Securitization Corp. Revenue Bonds	2,000	3.500	06/01/36	1,968
Golden State Tobacco Securitization Corp. Revenue Bonds	830	5.000	06/01/47	784
Golden State Tobacco Securitization Corp. Revenue Bonds	625	5.250	06/01/47	615
Grossmont-Cuyamaca Community College District General Obligation Unlimited	425	5.000	08/01/34	508
Grossmont-Cuyamaca Community College District General Obligation Unlimited	500	5.000	08/01/35	594

See accompanying notes which are an integral part of this quarterly report.

294 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,000	5.000	08/01/36	1,181
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,125	5.000	08/01/37	1,321
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,148
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	760	5.000	08/15/29	922
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	410	5.000	08/15/30	491
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,845	5.000	08/15/31	2,188
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,625	5.000	08/15/32	1,913
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,100	5.000	08/15/33	1,289
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	423
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,152
Inglewood Unified School District General Obligation Unlimited(µ)	295	5.000	08/01/28	345
Inglewood Unified School District General Obligation Unlimited(µ)	250	5.000	08/01/29	291
Inglewood Unified School District General Obligation Unlimited(µ)	290	5.000	08/01/31	332
Inglewood Unified School District General Obligation Unlimited(µ)	345	5.000	08/01/32	393
Inglewood Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/33	567
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,591
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	374
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	315
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	409
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	356
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	421
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	504
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	523
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	538
Madera Development Agency Successor Agency Tax Allocation	2,305	5.000	09/01/36	2,682
Napa Valley Community College District General Obligation Unlimited	4,000	4.000	02/01/21	3,985
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	872
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	966
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	387
Palm Desert Redevelopment Agency Successor Agency Tax Allocation	200	4.000	10/01/19	203
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	120	5.000	10/01/27	146
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	170	5.000	10/01/28	206
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	350	5.000	10/01/29	422
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	185	5.000	10/01/30	222
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	390	5.000	10/01/31	464
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	405	5.000	10/01/32	480
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,595
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)	1,900	5.000	09/01/25	2,225
Reef-Sunset Unified School District General Obligation Unlimited(µ)	665	5.000	08/01/38	764
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	3,425	2.239	05/15/37	3,153
Rio Vista Public Financing Authority Special Tax	505	5.000	09/01/26	597
Rio Vista Public Financing Authority Special Tax	275	5.000	09/01/27	324
Rio Vista Public Financing Authority Special Tax	285	5.000	09/01/29	332
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,677
Riverside County Public Financing Authority Tax Allocation(µ)	1,000	5.000	10/01/28	1,173
Riverside County Public Financing Authority Tax Allocation(µ)	1,150	5.000	10/01/30	1,341
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	1,925	5.000	10/01/21	1,923
Rosemead Community Development Commission Successor Agency Tax Allocation(µ)	490	5.000	10/01/27	594
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	4,200	0.719	12/01/35	4,086
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)	600	1.894	06/01/34	579
Salinas City Elementary School District General Obligation Unlimited(µ)	2,950	4.099	07/01/34	1,649
Salinas City Elementary School District General Obligation Unlimited(µ)	1,885	4.172	07/01/36	951
Salinas City Elementary School District General Obligation Unlimited(µ)	3,180	4.205	07/01/37	1,526
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	2,936
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	506
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,370
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	626

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 295

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	921
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,493
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	550
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	545
Santa Ana Unified School District Certificate of Participation(µ)	1,000	5.000	04/01/29	1,216
Santa Ana Unified School District Certificate of Participation(µ)	830	5.000	04/01/31	990
Santa Ana Unified School District Certificate of Participation(µ)	650	5.000	04/01/32	771
Santa Ana Unified School District Certificate of Participation(µ)	1,360	5.000	04/01/33	1,601
Santa Ana Unified School District Certificate of Participation(µ)	1,425	5.000	04/01/34	1,668
Santa Ana Unified School District Certificate of Participation(µ)	1,500	5.000	04/01/35	1,748
Santa Ana Unified School District Certificate of Participation(µ)	2,120	5.000	04/01/36	2,454
Santa Rosa Elementary School District General Obligation Unlimited(µ)	280	5.000	08/01/30	332
Santa Rosa Elementary School District General Obligation Unlimited(µ)	320	5.000	08/01/31	377
Santa Rosa Elementary School District General Obligation Unlimited(µ)	355	5.000	08/01/32	417
Santa Rosa Elementary School District General Obligation Unlimited(µ)	385	5.000	08/01/33	450
Santa Rosa Elementary School District General Obligation Unlimited(µ)	440	5.000	08/01/34	512
Santa Rosa Elementary School District General Obligation Unlimited(µ)	580	5.000	08/01/36	670
Santa Rosa High School District General Obligation Unlimited(µ)	850	5.000	08/01/33	998
Santa Rosa High School District General Obligation Unlimited(µ)	1,100	5.000	08/01/35	1,279
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	161
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,851
South Orange County Public Financing Authority Special Assessment(µ)	1,600	5.000	08/15/29	1,960
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	848
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	462
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	976
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,049
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	645
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,516
State of California General Obligation Unlimited	365	5.250	07/01/21	371
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,133
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,773
State of California General Obligation Unlimited	2,575	5.000	10/01/27	3,059
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,713
State of California General Obligation Unlimited	450	5.000	02/01/31	489
Stockton Public Financing Authority Water Revenue Bonds(µ)	750	5.000	10/01/28	905
Stockton Public Financing Authority Water Revenue Bonds(µ)	1,565	5.000	10/01/30	1,852
Stockton Public Financing Authority Water Revenue Bonds(µ)	270	5.000	10/01/31	317
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,417
				228,722
Colorado - 2.3%
Arista Metropolitan District General Obligation Limited	500	4.375	12/01/28	503
Arista Metropolitan District General Obligation Limited	1,240	5.000	12/01/38	1,255
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/27	1,117
Arkansas River Power Authority Revenue Bonds	1,200	5.000	10/01/28	1,345
Arkansas River Power Authority Revenue Bonds	1,005	5.000	10/01/29	1,120
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/30	1,111
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	409
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	508
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,151
Centerra Metropolitan District No. 1 Tax Allocation	1,200	5.000	12/01/29	1,264
City & County of Denver Colorado Airport System Revenue Bonds	2,010	5.000	11/15/25	2,230
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,094
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	935
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê)	2,750	2.800	05/15/23	2,794
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,698
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	719

See accompanying notes which are an integral part of this quarterly report.

296 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Health & Hospital Authority Certificates of Participation	730	5.000	12/01/23	815
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,815	1.289	12/01/33	1,733
Denver Health & Hospital Authority Revenue Bonds	295	4.250	12/01/33	302
Denver Health & Hospital Authority Revenue Bonds(Þ)	1,000	5.000	12/01/34	1,110
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,712
Denver Urban Renewal Authority Tax Allocation(Þ)	1,600	5.250	12/01/39	1,601
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,830
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,307
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	497
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,262
Grand River Hospital District General Obligation Unlimited(µ)	1,000	5.250	12/01/34	1,158
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	577
Grand River Hospital District General Obligation Unlimited(µ)	2,655	5.250	12/01/37	3,022
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	565
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	169
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,331
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,923
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,146
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	223
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	406
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	277
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	332
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	551
Public Authority for Colorado Energy Revenue Bonds	1,000	6.250	11/15/28	1,245
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	7,498
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	496
Woodmen Road Metropolitan District General Obligation Unlimited(µ)	440	4.000	12/01/19	448
				56,789
Connecticut - 3.0%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,066
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,739
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,819
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	773
City of Hartford Connecticut General Obligation Unlimited(µ)	205	5.000	08/15/22	225
City of Hartford General Obligation Unlimited	2,515	5.000	04/01/24	2,772
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	287
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,489
City of Hartford General Obligation Unlimited(µ)	100	5.000	10/01/31	111
City of Hartford General Obligation Unlimited	725	4.000	04/01/32	744
City of Hartford General Obligation Unlimited(µ)	370	4.000	07/15/33	387
City of Hartford General Obligation Unlimited(µ)	180	4.000	07/01/34	188
City of Hartford General Obligation Unlimited(µ)	65	3.750	07/15/35	66
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,164
City of New Haven General Obligation Unlimited(µ)	1,000	5.000	08/01/21	1,075
City of New Haven General Obligation Unlimited	150	5.000	08/01/26	167
City of New Haven General Obligation Unlimited	300	5.000	08/01/27	337
City of New Haven General Obligation Unlimited	450	5.000	08/01/28	508
City of New Haven General Obligation Unlimited	250	5.500	08/01/29	291
City of New Haven General Obligation Unlimited	150	5.500	08/01/30	173
City of New Haven General Obligation Unlimited	200	5.500	08/01/31	229
City of New Haven General Obligation Unlimited	200	5.500	08/01/32	227
City of New Haven General Obligation Unlimited	100	5.500	08/01/33	113
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	500
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	827
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,249
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	424
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,145

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 297

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of West Haven General Obligation Unlimited	800	5.000	11/01/24	864
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	790
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	575
City of West Haven General Obligation Unlimited	760	5.000	11/01/27	835
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,653
Connecticut Housing Finance Authority Revenue Bonds	4,350	4.250	05/15/42	4,675
Connecticut State Health & Educational Facilities Authority Revenue Bonds	600	5.000	07/01/24	669
Connecticut State Health & Educational Facilities Authority Revenue Bonds	760	5.000	07/01/25	855
Connecticut State Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/26	1,133
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê)	1,025	5.000	02/01/28	1,263
Connecticut State Health & Educational Facility Authority Revenue Bonds(~)(Ê)	475	1.600	07/01/36	475
Metropolitan District General Obligation Unlimited(µ)	630	5.000	11/01/30	733
State of Connecticut General Obligation Bonds	2,490	5.000	08/15/20	2,605
State of Connecticut General Obligation Unlimited	625	5.000	06/15/27	722
State of Connecticut General Obligation Unlimited	9,725	5.000	04/15/28	11,303
State of Connecticut General Obligation Unlimited	245	5.000	06/15/28	285
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,185
State of Connecticut General Obligation Unlimited	275	5.000	06/15/29	318
State of Connecticut General Obligation Unlimited	60	5.000	06/15/32	68
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	4,992
Town of Hamden General Obligation Unlimited(µ)	400	5.000	08/15/29	465
Town of Hamden General Obligation Unlimited(µ)	200	5.000	08/15/30	230
University of Connecticut Revenue Bonds(µ)	1,585	5.000	03/15/29	1,818
University of Connecticut Revenue Bonds(µ)	665	5.000	04/15/29	782
University of Connecticut Revenue Bonds(µ)	3,455	5.000	01/15/36	3,857
				73,245
Delaware - 0.4%
County of New Castle General Obligation Unlimited	5,000	5.000	10/01/26	5,941
Delaware State Health Facilities Authority Revenue Bonds	1,215	5.000	06/01/29	1,394
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	946
Delaware State Health Facilities Authority Revenue Bonds	600	5.000	06/01/30	682
University of Delaware Revenue Bonds(~)(Ê)	455	1.630	11/01/35	455
				9,418
District of Columbia - 0.4%
District of Columbia Income Tax Revenue Bonds	2,240	5.000	12/01/28	2,422
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,077
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,000
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	1,002
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,163
				9,664
Florida - 4.4%
Arborwood Community Development District Special Assessment(µ)	1,225	2.750	05/01/25	1,228
Arborwood Community Development District Special Assessment(µ)	1,260	3.000	05/01/26	1,273
Arborwood Community Development District Special Assessment(µ)	1,295	3.125	05/01/27	1,308
Arborwood Community Development District Special Assessment(µ)	1,340	3.250	05/01/28	1,361
Arborwood Community Development District Special Assessment Revenue Bonds(µ)	1,330	3.500	05/01/32	1,323
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	196
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	216
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	222
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	724
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	659
Capital Projects Finance Authority Revenue Bonds(µ)	170	5.125	10/01/21	170
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	354
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/27	123
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/28	122
Century Gardens at Tamiami Community Development District Special Assessment	130	4.000	05/01/31	135
Century Gardens at Tamiami Community Development District Special Assessment	650	4.000	11/01/33	661
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,139

See accompanying notes which are an integral part of this quarterly report.

298 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Atlantic Beach Health Care Facilities Revenue Bonds	275	3.000	11/15/23	276
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	454
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,013
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,268
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	568
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	735
Cityplace Community Development District Special Assessment(µ)	2,380	3.696	11/01/25	1,959
Cityplace Community Development District Special Assessment(µ)	3,000	4.063	11/01/25	2,431
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,807
Corkscrew Farms Community Development District Special Assessment(Þ)	100	3.750	11/01/23	99
Corkscrew Farms Community Development District Special Assessment(Þ)	300	4.500	11/01/28	298
Country Greens Community Development District Special Assessment	20	2.000	05/01/20	20
Country Greens Community Development District Special Assessment	130	2.500	05/01/22	130
Country Greens Community Development District Special Assessment	105	2.750	05/01/23	106
Country Greens Community Development District Special Assessment	100	4.000	05/01/34	101
County of Escambia Wastewater Revenue Bonds(~)(Ê)	5,600	0.910	04/01/39	5,600
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	984
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,290
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	3,948
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,269
Deer Run Community Development District Special Assessment(Þ)	1,500	5.400	05/01/39	1,455
Downtown Doral South Community Development District Special Assessment(Þ)	500	3.875	12/15/23	498
East Bonita Beach Road Community Development District Special Assessment(Þ)	110	3.875	11/01/23	109
East Bonita Beach Road Community Development District Special Assessment(Þ)	340	4.375	11/01/29	338
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,473
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	800	4.500	06/01/33	814
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	150	4.750	06/01/38	153
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,511
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	204
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	102
Golden Lakes Community Development District Special Assessment(µ)	15	3.000	05/01/22	15
Golden Lakes Community Development District Special Assessment(µ)	30	3.250	05/01/23	31
Golden Lakes Community Development District Special Assessment(µ)	80	3.500	05/01/24	82
Golden Lakes Community Development District Special Assessment(µ)	510	4.250	05/01/32	540
Harmony West Community Development District Special Assessment(Þ)	350	4.125	05/01/24	349
Harmony West Community Development District Special Assessment(Þ)	450	4.750	05/01/29	446
Harmony West Community Development District Special Assessment(Þ)	660	5.100	05/01/38	649
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	291
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	283
K-Bar Ranch II Community Development District Special Assessment(Þ)	500	4.000	05/01/28	489
McJunkin Parkland Community Development District Special Assessment(Þ)	520	4.750	11/01/29	524
Meadow Pointe III Community Development District Special Assessment	100	2.125	05/01/19	100
Meadow Pointe III Community Development District Special Assessment	100	2.500	05/01/20	100
Meadow Pointe III Community Development District Special Assessment	105	2.750	05/01/21	106
Meadow Pointe III Community Development District Special Assessment	110	3.250	05/01/23	113
Meadow Pointe IV Community Development District Special Assessment	100	2.100	05/01/19	100
Meadow Pointe IV Community Development District Special Assessment	100	2.400	05/01/20	100
Meadow Pointe IV Community Development District Special Assessment	105	2.625	05/01/21	105
Meadow Pointe IV Community Development District Special Assessment	105	2.750	05/01/22	105
Meadow Pointe IV Community Development District Special Assessment	110	3.200	05/01/23	112
Mediterranea Community Development District Special Assessment	260	4.250	05/01/29	256
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,445
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	509
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,850
Naples Reserve Community Development District Special Assessment	535	4.625	11/01/29	526
North Dade Community Development District Special Assessment	77	3.000	05/01/20	78
North Dade Community Development District Special Assessment	81	3.000	05/01/21	82

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 299

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
North Dade Community Development District Special Assessment	81	3.000	05/01/22	82
North Dade Community Development District Special Assessment	84	3.000	05/01/23	85
North Dade Community Development District Special Assessment	88	3.500	05/01/24	91
North Dade Community Development District Special Assessment	92	3.500	05/01/25	95
North Dade Community Development District Special Assessment	96	3.500	05/01/26	99
North Dade Community Development District Special Assessment	100	3.500	05/01/27	103
North Dade Community Development District Special Assessment	99	3.500	05/01/28	101
North Dade Community Development District Special Assessment	327	3.750	05/01/31	333
North Dade Community Development District Special Assessment	824	4.000	05/01/38	826
Oak Creek Community Development District Special Assessment	160	2.300	05/01/19	160
Oak Creek Community Development District Special Assessment	165	2.625	05/01/20	166
Oak Creek Community Development District Special Assessment	165	3.000	05/01/21	167
Oak Creek Community Development District Special Assessment	170	3.300	05/01/22	172
Oak Creek Community Development District Special Assessment	180	3.500	05/01/23	184
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,296
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,066
Palm Glades Community Development District Special Assessment	750	4.000	11/01/33	786
Parkway Center Community Development District Special Assessment Revenue Bonds	95	3.500	05/01/25	97
Parkway Center Community Development District Special Assessment Revenue Bonds	100	4.000	05/01/26	105
Parkway Center Community Development District Special Assessment Revenue Bonds	105	4.000	05/01/27	110
Parkway Center Community Development District Special Assessment Revenue Bonds	110	4.000	05/01/28	115
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	470	4.000	05/01/25	492
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	510	4.000	05/01/27	531
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	375	4.500	05/01/31	401
Putnam County Development Authority Revenue Bonds	500	5.000	03/15/42	553
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,618
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,472
Sherwood Manor Community Development District Special Assessment	550	4.625	11/01/29	542
South Fork East Community Development District Special Assessment	2,000	4.125	05/01/36	2,030
South Kendall Community Development District Special Assessment	175	4.000	11/01/31	181
South Village Community Development District Special Assessment	230	3.750	05/01/38	231
Timber Creek Community Development District Special Assessment(Þ)	250	4.125	11/01/24	248
Timber Creek Community Development District Special Assessment(Þ)	400	4.625	11/01/29	394
Timber Creek Community Development District Special Assessment(Þ)	535	5.000	11/01/38	527
Town of Davie Educational Facilities Revenue Bonds	550	5.000	04/01/32	626
Village Community Development District No. 12 Special Assessment(Þ)	1,535	3.800	05/01/28	1,553
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,447
Watergrass Community Development District II Special Assessment	510	4.000	05/01/23	507
Watergrass Community Development District II Special Assessment	775	4.450	05/01/28	766
Watergrass Community Development District II Special Assessment	2,260	5.150	05/01/38	2,209
				108,180
Georgia - 2.1%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,867
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	6,000	1.700	11/01/52	6,000
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,574
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,342
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,342
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	714
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,063
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds(~)(ae)(Ê)	2,750	4.000	09/01/23	2,905
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	2.438	09/01/23	21,084
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	10,015
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,137
				52,043
Guam - 3.0%

See accompanying notes which are an integral part of this quarterly report.

300 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,167
Guam Business Privilege Tax Revenue Bonds	7,860	5.000	11/15/26	8,701
Guam Government Business Privilege Tax Revenue Bonds	2,295	5.250	01/01/36	2,395
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	169
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	255
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	171
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,503
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,868
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	333
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/31	331
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	329
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,835
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,612
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	327
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,404
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,911
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,253
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	2,928
Territory of Guam Revenue Bonds	2,750	5.000	12/01/19	2,801
Territory of Guam Revenue Bonds	400	5.000	12/01/21	423
Territory of Guam Revenue Bonds	5,060	5.000	12/01/22	5,438
Territory of Guam Revenue Bonds	2,450	5.000	12/01/23	2,666
Territory of Guam Revenue Bonds	3,000	5.000	12/01/24	3,303
Territory of Guam Revenue Bonds	500	5.375	12/01/24	515
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,138
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,469
Territory of Guam Revenue Bonds	9,625	5.000	01/01/31	9,977
Territory of Guam Revenue Bonds	785	5.000	01/01/32	813
Territory of Guam Revenue Bonds	1,000	5.000	12/01/33	1,077
Territory of Guam Revenue Bonds	555	5.000	12/01/35	593
				73,705
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,521
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,312
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,250
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	777
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,627
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,849
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,017
				11,353
Illinois - 14.0%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,350
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	653
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,116
Chicago Board of Education General Obligation Unlimited(µ)	4,000	4.638	12/01/23	3,391
Chicago Board of Education General Obligation Unlimited(µ)	675	5.000	12/01/25	762
Chicago Board of Education General Obligation Unlimited(µ)	810	5.000	12/01/26	920
Chicago Board of Education General Obligation Unlimited(µ)	15,875	5.000	12/01/27	18,147
Chicago Board of Education General Obligation Unlimited(µ)(~)	10,880	3.983	12/01/28	7,408
Chicago Board of Education General Obligation Unlimited(µ)	2,750	5.000	12/01/28	3,162
Chicago Board of Education General Obligation Unlimited(µ)(~)	1,880	4.185	12/01/30	1,157
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	1,077
Chicago Board of Education General Obligation Unlimited(µ)	8,000	5.000	12/01/31	8,994
Chicago Board of Education General Obligation Unlimited(µ)	6,500	5.000	12/01/32	7,260
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	349
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	268
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,102
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	241

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 301

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	224
Chicago Board of Education General Obligation Unlimited(Þ)	5,000	7.000	12/01/42	5,906
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,870
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,753
Chicago Sales Tax Securitization Corp. Revenue Bonds	2,920	5.000	01/01/26	3,288
Chicago Sales Tax Securitization Corp. Revenue Bonds	2,200	5.000	01/01/27	2,496
City of Chicago General Obligation Unlimited	6,570	5.000	12/01/23	6,773
City of Chicago General Obligation Unlimited	475	5.000	01/01/29	502
City of Chicago General Obligation Unlimited(µ)	6,150	5.250	01/01/31	6,712
City of Chicago General Obligation Unlimited	3,700	5.000	01/01/38	3,826
City of Chicago General Obligation Unlimited	325	5.000	01/01/40	328
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,148
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,116
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,041
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	586
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	756
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	549
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	555
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,779
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,099
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,369
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,827
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	350
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,052
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,430
Coles Christian Clark etc Counties Community College District No 517 General
Obligation Unlimited(µ)	500	5.000	12/01/19	512
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,569
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ)	2,475	5.500	12/01/36	2,892
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	505
County of Cook Sales Tax Revenue Bonds	1,250	5.250	11/15/36	1,433
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	701
Governors State University Certificates of Participation(µ)	500	5.000	07/01/24	556
Governors State University Certificates of Participation(µ)	500	5.000	07/01/25	563
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	632
Illinois Finance Authority Revenue Bonds	1,180	4.000	02/15/19	1,180
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,222
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,029
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,027
Illinois Finance Authority Revenue Bonds	2,150	5.000	02/15/27	2,140
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,001
Illinois Finance Authority Revenue Bonds	300	4.375	12/01/28	165
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	274
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,440
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	586
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,602
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	343
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,437
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	270
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,334
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	343
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	841
Illinois Finance Authority Revenue Bonds	500	5.000	12/01/32	533
Illinois Finance Authority Revenue Bonds(~)(Ê)	2,200	0.830	07/01/35	2,200
Illinois Finance Authority Revenue Bonds	200	5.000	01/01/36	220
Illinois Finance Authority Revenue Bonds	900	5.000	10/01/41	1,017

See accompanying notes which are an integral part of this quarterly report.

302 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	566
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	449
Illinois General Obligation Unlimited	3,250	5.000	11/01/25	3,506
Illinois General Obligation Unlimited	720	5.000	05/01/42	739
Illinois General Obligation Unlimited	720	5.000	05/01/43	739
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,109
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,652
Illinois State University Revenue Bonds(µ)	435	5.000	04/01/21	458
Illinois State University Revenue Bonds(µ)	725	5.000	04/01/23	792
Illinois State University Revenue Bonds(µ)	360	5.000	04/01/24	400
Illinois State University Revenue Bonds(µ)	500	5.000	04/01/25	564
Kane County School District No 131 Aurora East Side General Obligation(µ)	3,920	5.000	12/01/27	4,620
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/28	2,337
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/29	2,322
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,027
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	211
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ)	435	3.099	01/01/21	415
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	933
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,505
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	385
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	8,985
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,400
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	301
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	837
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	918
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	595
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	639
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	530
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,009
Sales Tax Securitization Corp. Revenue Bonds	4,185	5.000	01/01/28	4,782
Sales Tax Securitization Corp. Revenue Bonds	3,210	5.000	01/01/29	3,688
Sales Tax Securitization Corp. Revenue Bonds	19,040	5.500	01/01/32	22,556
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,293
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,664
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	954
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,130
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/19	5,097
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	748
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	535
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,140
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,097
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	211
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	238
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,944
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	132
State of Illinois General Obligation Unlimited	400	5.000	02/01/24	426
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	230
State of Illinois General Obligation Unlimited	3,000	5.000	11/01/24	3,226
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	242
State of Illinois General Obligation Unlimited	8,560	5.000	01/01/25	9,158
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,394
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	101
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	118
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	131
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	3,998
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	384

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 303

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	210
State of Illinois General Obligation Unlimited	1,610	5.000	10/01/28	1,741
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/28	6,156
State of Illinois General Obligation Unlimited	3,000	5.000	10/01/29	3,236
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,713
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,265
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	262
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	51
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	115
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	503
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	824
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	886
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	1,017
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	564
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,155
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,155
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,566
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	1,605	5.250	12/01/35	1,780
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	3,075	5.250	12/01/36	3,398
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	3,240	5.250	12/01/37	3,563
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	2,985	5.250	12/01/38	3,268
Village of Bellwood Illinois General Obligation Unlimited	400	5.875	12/01/27	449
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,332
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	448
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,655
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,739
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,094	5.000	03/01/34	1,209
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	833
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,274
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	808
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	508
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	622
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,705
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,122
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)	1,450	5.000	12/01/25	1,677
				346,205
Indiana - 0.2%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,047
City of Rockport Pollution Control Revenue Bonds	1,500	3.050	06/01/25	1,487
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	570	5.000	01/15/28	692
Indiana Finance Authority Hospital Revenue Bonds(Ê)	1,145	1.840	11/01/23	1,145
				4,371
Iowa - 0.7%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,272
City of Coralville Revenue Bonds	215	4.000	05/01/23	213
City of Coralville Revenue Bonds	555	4.000	05/01/25	536
City of Coralville Revenue Bonds	305	4.000	05/01/26	295
City of Coralville Revenue Bonds	600	4.000	05/01/27	574
City of Coralville Revenue Bonds	465	4.000	05/01/28	440
City of Coralville Revenue Bonds	975	4.000	05/01/29	913
City of Coralville Revenue Bonds	875	4.000	05/01/30	808
City of Orange Sewer Revenue Bonds(µ)	180	4.000	06/01/28	193
City of Orange Sewer Revenue Bonds(µ)	210	4.000	06/01/32	220
City of Orange Sewer Revenue Bonds(µ)	440	4.000	06/01/34	456
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,447
Iowa Finance Authority Revenue Bonds	1,000	4.000	07/01/48	1,064

See accompanying notes which are an integral part of this quarterly report.

304 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Nevada Community School District Revenue Bonds	645	5.125	07/01/19	654
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,398
				16,483
Kansas - 0.7%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	740
Johnson County Unified School District No 229 General Obligation Unlimited	5,955	5.000	10/01/20	6,275
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,110	5.000	04/01/31	1,253
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/32	1,122
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/38	1,095
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,449
Wyandotte County City Unified Government Revenue Bonds	2,000	4.500	12/01/40	1,978
				16,912
Kentucky - 1.2%
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	572
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	1,080	1.408	11/01/27	1,043
Kentucky Economic Development Finance Authority Revenue Bonds	2,750	5.000	06/01/23	2,990
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,827
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,037
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,527
Kentucky Property & Building Commission Revenue Bonds(µ)	2,750	5.000	05/01/31	3,201
Kentucky Property & Building Commission Revenue Bonds(µ)	2,000	5.000	05/01/32	2,314
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	4,000	4.000	06/01/25	4,215
Kentucky State Property & Building Commission Revenue Bonds	1,900	5.000	11/01/25	2,182
Louisville/Jackson County Metropolitan Government Health System Revenue Bonds	780	5.000	10/01/32	873
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,344
Louisville/Jefferson County Metropolitan Government Revenue Bonds	3,000	4.000	10/01/34	3,049
				29,174
Louisiana - 2.3%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,102
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,334
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,362
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,136
City of Shreveport Water & Sewer Revenue Bonds(µ)	1,020	5.000	12/01/31	1,191
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	17,950	0.500	08/01/35	17,950
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	4,050	0.700	12/01/40	4,050
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	805
Louisiana Housing Corp. Revenue Bonds	1,900	4.500	12/01/47	2,062
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	2,500	5.000	10/01/28	2,991
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	3,250	3.500	11/01/32	3,107
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	470	5.000	10/01/33	543
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,013
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	120	0.870	04/02/23	120
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,830
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	650
Red River Parish School Board General Obligation Unlimited	570	5.000	03/01/27	681
Red River Parish School Board General Obligation Unlimited	630	5.000	03/01/28	748
Red River Parish School Board General Obligation Unlimited	300	4.000	03/01/37	316
Red River Parish School Board General Obligation Unlimited	200	4.000	03/01/38	209
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,491
State of Louisiana General Obligation Unlimited(ae)	2,750	5.000	08/01/22	3,056
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,487
				58,234
Maryland - 0.7%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,286
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,112
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,104

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 305

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,095
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,179
Maryland Community Development Administration Revenue Bonds	5,000	4.500	09/01/48	5,418
Maryland Economic Development Corp. Revenue Bonds	730	5.125	06/01/20	756
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	888
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,687
State of Maryland Department of Transportation Revenue Bonds	2,995	4.000	09/01/27	3,424
Washington County Board of Commissioners Revenue Bonds	100	5.000	01/01/20	102
				18,051
Massachusetts - 1.6%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,370
Commonwealth of Massachusetts General Obligation Limited	4,000	4.000	05/01/39	4,150
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	6,655	1.164	05/01/37	6,468
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	3,220	2.150	05/01/37	3,129
Massachusetts Bay Transportation Authority Revenue Bonds(Ê)	9,000	2.380	07/01/21	8,589
Massachusetts Bay Transportation Authority Revenue Bonds(~)(Ê)	1,175	5.000	01/01/39	1,309
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê)	5,000	2.964	08/01/23	5,127
Massachusetts Development Finance Agency Revenue Bonds	500	4.000	11/15/18	504
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/25	1,123
Massachusetts Development Finance Agency Revenue Bonds	300	5.000	11/15/28	319
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,882
Massachusetts Development Finance Agency Revenue Bonds(~)(Ê)	2,250	1.600	10/01/42	2,250
Massachusetts Health & Educational Facilities Authority Revenue Bonds(~)(Ê)	725	0.580	07/01/44	725
Massachusetts Housing Finance Agency Revenue Bonds	2,000	4.000	12/01/48	2,125
				40,070
Michigan - 3.7%
Allendale Public School District General Obligation Unlimited	2,600	5.000	05/01/22	2,857
Allendale Public School District General Obligation Unlimited	2,700	5.000	05/01/23	3,029
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,713
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/20	1,023
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/21	1,038
City of Detroit General Obligation Unlimited	850	5.000	04/01/22	895
City of Detroit General Obligation Unlimited	850	5.000	04/01/23	905
City of Detroit General Obligation Unlimited	200	5.000	04/01/24	215
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,766
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,007
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,010
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	700	5.000	07/01/30	767
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	1,785	5.000	07/01/31	1,948
Downriver Utility Wastewater Authority Revenue Bonds(µ)	895	5.000	04/01/28	1,058
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	860
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/31	1,153
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,142
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	613
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,764
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,133
Grand Traverse County Hospital Finance Authority Revenue Bonds	150	5.000	07/01/25	173
Grand Traverse County Hospital Finance Authority Revenue Bonds	365	5.000	07/01/26	426
Grand Traverse County Hospital Finance Authority Revenue Bonds	130	5.000	07/01/27	153
Grand Traverse County Hospital Finance Authority Revenue Bonds	100	5.000	07/01/28	119
Grand Traverse County Hospital Finance Authority Revenue Bonds	325	5.000	07/01/29	381
Great Lakes Water Authority Sewage Disposal System Revenue Bonds	1,000	5.000	07/01/26	1,187
Great Lakes Water Authority Sewage Disposal System Revenue Bonds	3,815	5.000	07/01/29	4,665
Great Lakes Water Authority Water Supply System Revenue Bonds	1,985	5.000	07/01/19	2,011
Great Lakes Water Authority Water Supply System Revenue Bonds	110	5.000	07/01/27	130
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,551
Karegnondi Water Authority Revenue Bonds	855	5.000	11/01/34	967
Karegnondi Water Authority Revenue Bonds	1,000	5.000	11/01/35	1,125

See accompanying notes which are an integral part of this quarterly report.

306 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Karegnondi Water Authority Revenue Bonds	1,400	5.000	11/01/37	1,559
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,543
Michigan Finance Authority Obligation Revenue Bonds	2,145	5.000	02/01/22	2,270
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,354
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	456
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	627
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	778
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	835
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	722
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,298
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,139
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	1,997
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,514
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,396
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,111
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	552
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,532
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	615
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,099
Michigan State Housing Development Authority Revenue Bonds	5,000	4.250	06/01/49	5,369
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,038
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,890	5.125	06/01/22	2,871
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	496
University of Michigan Revenue Bonds(ae)(Ê)	2,390	1.900	04/01/22	2,385
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	496
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,342
				92,178
Minnesota - 0.6%
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,148
City of St Paul Housing & Redevelopment Authority Revenue Bonds(~)(Ê)	2,300	2.200	09/01/20	2,303
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	4,000
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,189
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,187
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	673
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,266
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,377
				15,143
Mississippi - 0.6%
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê)	1,030	2.750	12/09/21	1,031
Mississippi Business Finance Corp. Revenue Bonds(Ê)	300	0.600	12/01/30	300
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	760	1.660	12/01/30	760
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,124
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,119
Mississippi Development Bank Revenue Bonds	6,750	5.000	03/01/43	7,525
Mississippi Home Corp. Revenue Bonds	1,000	4.000	12/01/44	1,064
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,166
				15,089
Missouri - 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	811
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,091
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,117
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,206
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	509
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,018
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,018
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,709

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 307

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	2,974
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,687
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	601
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,571
Maryland Heights Industrial Development Authority Revenue Bonds	1,500	4.375	03/15/30	1,504
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	253
				17,069
Montana - 0.4%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds	640	5.000	07/01/28	742
Montana Finance Authority Health Facilities Revenue Bonds	410	5.000	06/01/33	473
Montana Finance Authority Health Facilities Revenue Bonds	1,000	5.000	06/01/34	1,148
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	650	5.000	07/01/25	762
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,335	5.000	07/01/26	1,584
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,460	5.000	07/01/27	1,750
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	2,680	5.000	07/01/28	3,246
				9,705
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,831
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,306
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,680
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,791
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,085
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,080
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,021
				14,794
Nevada - 0.5%
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,097
Clark County General Obligation Unlimited	2,555	5.000	06/01/33	3,027
County of Clark Nevada Revenue Bonds	1,965	5.000	07/01/29	2,239
Nevada Department of Business & Industrial Revenue Bonds	750	4.500	12/15/29	753
Nevada Department of Business & Industry Revenue Bonds(Þ)	350	3.125	07/15/22	346
Nevada Department of Business & Industry Revenue Bonds(Þ)	340	5.000	07/15/27	355
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,770
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,815
				12,402
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)	805	2.800	10/01/33	813
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,660
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	2,011
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,775
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	2,170	5.000	06/01/28	2,686
				8,945
New Jersey - 4.4%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,001
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,208
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	324
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,011
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	571
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	521
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	849
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,678
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,078
City of Trenton New Jersey General Obligation Unlimited(µ)	1,410	5.000	07/15/23	1,569
Jersey City General Obligation Unlimited	450	5.000	11/01/31	526
New Jersey Building Authority Revenue Bonds(µ)	580	5.000	06/15/28	665
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,865
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	79
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,206

See accompanying notes which are an integral part of this quarterly report.

308 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	805
New Jersey Economic Development Authority Revenue Bonds(µ)	1,265	5.250	07/01/26	1,472
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	876
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,306
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,791
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	785
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	330
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	768
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,917
New Jersey Economic Development Authority Revenue Bonds	4,975	5.000	06/15/36	5,316
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	06/15/37	1,062
New Jersey Economic Development Authority School Facilities Revenue Bonds(µ)	2,700	5.500	12/15/19	2,781
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	507
New Jersey Educational Facilities Authority Revenue Bonds(µ)	3,085	5.000	07/01/33	3,596
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,029
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,365
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,151
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,175
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,180	5.000	07/01/29	2,567
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	337
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,148
New Jersey State Turnpike Authority Revenue Bonds	5,550	5.000	01/01/22	6,044
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,437
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	145	5.250	12/15/21	157
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,750	4.370	12/15/26	1,322
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,531
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.554	12/15/29	739
New Jersey Transportation Trust Fund Authority Revenue Bonds	735	5.000	06/15/30	818
New Jersey Transportation Trust Fund Authority Revenue Bonds	5,585	5.000	06/15/31	6,174
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.000	12/15/31	798
New Jersey Transportation Trust Fund Authority Revenue Bonds	950	5.000	12/15/33	1,034
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,225	5.000	12/15/34	2,410
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	5.000	12/15/35	852
New Jersey Transportation Trust Fund Authority Revenue Bonds	14,860	4.934	12/15/36	6,652
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/36	1,075
New Jersey Transportation Trust Fund Authority Revenue Bonds	685	4.250	12/15/38	681
New Jersey Transportation Trust Fund Authority Revenue Bonds	21,585	4.975	12/15/38	8,644
New Jersey Turnpike Authority Revenue Bonds(ae)	170	5.000	07/01/22	189
New Jersey Turnpike Authority Revenue Bonds	890	5.000	01/01/23	999
New Jersey Turnpike Authority Revenue Bonds	2,330	5.000	01/01/27	2,585
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,906
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,301
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	367
Tobacco Settlement Financing Corp. Revenue Bonds	5,675	3.200	06/01/27	5,733
				108,683
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds	2,800	4.250	07/01/49	3,015

New York - 6.4%
Amherst Development Corp. Revenue Bonds	600	5.000	10/01/25	656
Amherst Development Corp. Revenue Bonds	630	5.000	10/01/26	692
Binghamton City School District General Obligation Unlimited Notes	500	3.500	11/15/19	507
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,468
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,468
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	588
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	817
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	691
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	573

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 309

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,525
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,755
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,716
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,309
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	659
County of Monroe General Obligation Limited(µ)	1,000	5.000	06/01/21	1,073
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,586
Hudson Yards Infrastructure Corp. Revenue Bonds	4,740	5.000	02/15/37	5,394
Hudson Yards Infrastructure Corp. Revenue Bonds	5,260	5.000	02/15/38	5,966
Island Park Union Free School District General Obligation Unlimited	6,470	3.000	08/28/19	6,518
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,166
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	871
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,156
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,440
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,084
Long Island Power Authority Revenue Bonds(ae)(Ê)	2,700	2.130	09/27/18	2,704
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	2.309	04/06/20	4,006
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,555
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,163
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,734
New York City Housing Development Corp. Revenue Bonds	1,560	3.500	02/15/48	1,567
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	300	1.480	06/15/50	300
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,165
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	900	5.000	11/01/20	952
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,334
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,373
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,920	5.000	02/01/37	4,419
New York City Transitional Finance Authority Revenue Bonds(~)(Ê)	400	1.730	08/01/31	400
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	998
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	5
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,022
New York State Dormitory Authority Revenue Bonds	45	5.250	02/15/21	45
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,577
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	799
New York State Dormitory Authority Revenue Bonds(µ)	430	5.250	07/01/23	481
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,507
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	765
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,648
New York State Dormitory Authority Revenue Bonds	1,000	5.000	08/01/27	1,174
New York State Dormitory Authority Revenue Bonds	3,300	5.000	10/01/32	3,816
New York State Dormitory Authority Revenue Bonds	1,215	5.000	07/01/33	1,450
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/38	1,171
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	12,589
Rockland County General Obligation Unlimited(µ)	2,170	5.000	05/01/26	2,568
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds	3,500	4.250	10/01/47	3,762
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,066
Triborough Bridge & Tunnel Authority Revenue Bonds	1,275	5.000	11/15/26	1,558
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	6,059
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,048
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,689
Westchester County Healthcare Corp. Revenue Bonds	325	5.000	11/01/19	332
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,443
				157,461
North Carolina - 0.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	753
North Carolina Capital Facilities Finance Agency Revenue Bonds	9,525	5.000	10/01/41	10,213

See accompanying notes which are an integral part of this quarterly report.

310 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
North Carolina Housing Finance Agency Homeownership Revenue Bonds	4,000	4.250	07/01/47	4,300
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	754
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,377
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,537
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,602
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,008
				23,544
North Dakota - 0.3%
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	494
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	537
North Dakota Housing Finance Agency Revenue Bonds	5,000	4.250	07/01/49	5,391
				6,422
Ohio - 4.2%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	10,450	5.125	06/01/24	9,777
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,660	5.375	06/01/24	1,568
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,474
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,070
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,008
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	428
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,244
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,226
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	5,071
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,225
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,786
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,226
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,417
County of Lucas Hospital Revenue Bonds	665	5.000	11/15/19	679
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,166
County of Montgomery Ohio Revenue Bonds(~)(Ê)	6,160	1.600	11/15/39	6,160
County of Montgomery Ohio Revenue Bonds(~)(Ê)	12,905	1.600	11/15/39	12,905
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	7,916
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	979
Middletown City School District General Obligation Unlimited	5	5.250	12/01/34	6
North Olmsted City School District General Obligation Unlimited(Ê)	420	1.750	12/01/19	420
Ohio Higher Educational Facility Commission Healthcare Revenue Bonds	250	5.000	01/01/28	260
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	604
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	862
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	937
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	725
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	623
Ohio Housing Finance Agency Revenue Bonds	3,000	4.500	09/01/48	3,253
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,864
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,102
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,054
University of Cincinnati Revenue Bonds(Ê)	5,000	2.022	06/01/20	4,999
				104,034
Oklahoma - 1.3%
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,305
Canadian County Educational Facilities Authority Revenue Bonds	1,090	4.000	09/01/25	1,202
Carter County Public Facilities Authority Revenue Bonds	3,625	5.000	09/01/31	4,143
Oklahoma County Finance Authority Revenue Bonds	500	5.000	10/01/26	593
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/22	1,085
Oklahoma Development Finance Authority Revenue Bonds	750	5.000	08/15/23	827
Oklahoma Development Finance Authority Revenue Bonds	450	5.000	08/15/24	503
Oklahoma Development Finance Authority Revenue Bonds	700	5.000	08/15/25	794
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/26	1,145
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,293
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.000	08/15/33	3,326

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 311

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.250	08/15/43	3,282
Oklahoma Housing Finance Agency Revenue Bonds	1,680	4.750	09/01/48	1,843
Oklahoma Turnpike Authority Revenue Bonds	600	4.000	01/01/42	621
Oklahoma Water Resources Board Revenue Bonds	2,725	5.000	04/01/31	3,223
Oklahoma Water Resources Board Revenue Bonds	1,750	5.000	04/01/32	2,060
Oklahoma Water Resources Board Revenue Bonds	1,500	5.000	04/01/33	1,757
				33,002
Oregon - 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	145	5.000	10/01/19	147
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,121
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê)	1,950	2.400	08/14/23	1,974
Oregon State Facilities Authority Revenue Bonds(Þ)	750	5.000	10/01/36	757
State of Oregon General Obligation Unlimited	500	5.000	12/01/31	589
State of Oregon General Obligation Unlimited	2,475	4.250	06/01/49	2,661
				8,249
Pennsylvania - 5.5%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	416
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	610
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	648
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	873
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	919
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	952
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	590
Allegheny County Hospital Development Authority Revenue Bonds	1,145	5.000	04/01/30	1,321
Allegheny County Sanitary Authority Revenue Bonds	1,000	4.000	06/01/35	1,036
Berks County Municipal Authority Revenue Bonds(ae)	980	5.250	11/01/19	1,005
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	1,004
Bucks County Industrial Development Authority Revenue Bonds	330	5.000	10/01/30	361
Bucks County Industrial Development Authority Revenue Bonds	350	5.000	10/01/31	382
Butler County General Authority Revenue Bonds(Ê)	18,410	2.574	10/01/34	17,427
Chester County Industrial Development Authority Special Assessment	275	4.375	03/01/28	271
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,629
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,598
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,480
City of Scranton General Obligation Unlimited	1,815	5.000	09/01/21	1,914
City of Scranton General Obligation Unlimited	1,925	5.000	09/01/22	2,062
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,016
City of York General Obligation Unlimited	105	5.000	11/15/24	120
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,255
City of York General Obligation Unlimited	1,755	5.000	11/15/27	2,045
Coatesville Area School District Building Authority Revenue Bonds(µ)	425	5.000	12/01/24	466
Coatesville Area School District Building Authority Revenue Bonds(µ)	385	5.000	12/01/25	421
Coatesville Area School District Building Authority Revenue Bonds(µ)	335	5.000	12/01/26	365
Coatesville Area School District Building Authority Revenue Bonds(µ)	360	5.000	12/01/27	391
Commonwealth Financing Authority Revenue Bonds(µ)	13,000	4.000	06/01/39	13,222
Commonwealth of Pennsylvania General Obligation Unlimited	6,075	5.000	08/15/23	6,875
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	582
Cumberland County Municipal Authority Revenue Bonds	300	5.000	07/01/19	304
Dauphin County General Authority University Revenue Bonds	3,425	4.000	10/15/22	3,421
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,241
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,260
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,671
Delaware Valley Regional Finance Authority Revenue Bonds(Ê)	10,000	2.568	09/01/25	9,942
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	350
Erie City Water Authority Revenue Bonds(µ)	1,755	4.000	12/01/36	1,838
Erie City Water Authority Revenue Bonds(µ)	1,075	4.000	12/01/37	1,120
Erie City Water Authority Revenue Bonds(µ)	750	4.000	12/01/38	778
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	424

See accompanying notes which are an integral part of this quarterly report.

312 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	558
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	994
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,139
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,281
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	317
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	166
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	756
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	118
Pennsylvania Turnpike Commission Revenue Bonds	4,500	5.250	12/01/44	5,215
Philadelphia Authority for Industrial Development Revenue Bonds	700	5.875	06/15/22	729
Philadelphia Authority for Industrial Development Revenue Bonds(µ)	510	5.000	12/01/29	594
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,191
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/19	505
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	1,250	5.000	07/01/21	1,318
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,330
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,185
Scranton School District General Obligation Unlimited(µ)	490	5.000	06/01/32	557
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	372
Scranton School District General Obligation Unlimited(µ)	575	5.000	06/01/34	647
Scranton School District General Obligation Unlimited(µ)	560	5.000	06/01/36	625
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,066
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,250
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,087
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,087
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,558
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,005
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,143
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,213
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	599
				136,210
Puerto Rico - 2.5%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,495	5.500	07/01/19	1,508
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	443
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	190	5.500	07/01/20	195
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,013
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	556
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,305	5.375	07/01/25	1,384
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,005	5.250	07/01/26	1,060
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	422
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,037
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	8,635	5.000	07/01/35	8,952
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	3,995
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	8,000	5.000	07/01/33	7,281
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	235	5.500	07/01/20	243
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	635	5.000	07/01/31	649
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,005
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,830
Puerto Rico Electric Power Authority Revenue Bonds(µ)	385	4.000	07/01/23	386
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	8,820	0.738	07/01/29	8,158
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Electric Power Authority Revenue Bonds(µ)	355	5.250	07/01/34	376
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/22	816
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	1,075	5.250	07/01/35	1,133

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 313

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	940	5.500	07/01/26	1,043
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	980
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	763
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	230
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	284
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,568
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	500	4.750	07/01/38	494
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	225	5.250	07/01/38	238
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	267
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,432
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	1,030
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,288
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,080	5.500	07/01/26	1,181
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	384
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,189
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,322
				63,125
Rhode Island - 0.3%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	540
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,065
Rhode Island Health & Educational Building Corp. Revenue Bonds	200	5.000	08/15/27	242
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,823
Rhode Island Health & Educational Building Corp. Revenue Bonds	250	5.000	08/15/28	305
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,406
				8,381
South Carolina - 1.5%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,159
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,637
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,379
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,689
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,835
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,776
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,216
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,029
Richland County School District No 1 General Obligation Unlimited	3,165	5.000	03/01/20	3,278
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds	3,755	5.250	08/01/23	4,301
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,824
South Carolina Public Service Authority Revenue Bonds	2,160	5.000	12/01/31	2,408
South Carolina Public Service Authority Revenue Bonds	200	5.000	12/01/34	216
South Carolina State Public Service Authority Revenue Bonds	3,130	5.000	12/01/36	3,247
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,438
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,562
				35,994
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds	730	5.000	08/01/32	874

Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	678
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	698
Greenville Health & Educational Facilities Board Revenue Bonds	700	4.000	07/01/40	695
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,928
Memphis Sanitary Sewerage System Revenue Bonds	1,025	5.000	10/01/27	1,232
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	340	5.000	10/01/28	385
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	2,200	5.000	07/01/35	2,447
Tennessee Housing Development Agency Revenue Bonds	3,985	4.250	07/01/49	4,276
Tennessee Housing Development Agency Revenue Bonds	4,500	4.500	07/01/49	4,888
				17,227

See accompanying notes which are an integral part of this quarterly report.

314 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Texas - 6.5%
Arlington Central School District General Obligation Unlimited Notes	408	3.000	11/07/19	411
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,141
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	538
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	594
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	910
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	750
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,124
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,147
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,718
Bexar County Health Facilities Development Corp. Revenue Bonds	1,430	5.000	07/15/33	1,520
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,326
Central Texas Regional Mobility Authority Revenue Bonds	1,405	5.000	01/01/36	1,590
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	555
City of Arlington Special Tax(µ)	1,000	5.000	02/15/32	1,168
City of Arlington Special Tax(µ)	1,785	5.000	02/15/34	2,061
City of Arlington Special Tax(µ)	3,620	5.000	02/15/37	4,161
City of Austin General Obligation Unlimited	745	5.000	05/01/19	751
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,834
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,222
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,311
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,335
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,479
City of Hackberry Special Assessment Contract Revenue Bonds	1,350	4.500	09/01/38	1,396
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/30	1,799
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/32	1,771
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	1,979
City of Justin Special Assessment(Þ)	730	4.125	09/01/23	725
City of Justin Special Assessment(Þ)	910	4.625	09/01/28	897
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,005
City of Mesquite Special Assessment Revenue Bonds	290	4.750	09/01/28	288
City of Mesquite Special Assessment Revenue Bonds(Þ)	595	5.250	09/01/38	594
City of Princeton Special Assessment	595	4.375	09/01/28	588
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,342
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/36	1,562
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/37	1,555
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	888
County of Harris Revenue Bonds(µ)(Ê)	3,235	1.902	08/15/35	2,950
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,744
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,135
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,410
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,263
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,921
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,693
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,380
Denton Independent School District General Obligation Unlimited(~)(Ê)	9,840	1.350	08/01/35	9,840
Dickinson Independent School District General Obligation Unlimited	1,700	4.000	02/15/29	1,867
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,520
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,131
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	844
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,532
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,353
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,854
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)	655	2.200	06/01/20	657
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)	715	2.400	06/01/21	721
Karnes County Hospital District Revenue Bonds	290	4.000	02/01/19	290
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,169

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 315

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,110
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,269
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Montgomery County Toll Road Authority Revenue Bonds	1,650	5.000	09/15/30	1,789
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	590
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	691
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	191
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	535
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,300
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,724
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	400	5.000	07/01/26	465
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	600	5.000	04/01/29	614
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	150	4.000	07/01/31	157
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/31	567
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	130	4.000	07/01/32	135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	250	5.000	07/01/32	282
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	140	4.000	07/01/33	145
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	300	5.000	07/01/33	337
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,750	5.000	04/01/34	1,837
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/38	551
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,112
North Texas Tollway Authority Revenue Bonds	3,630	5.000	01/01/23	4,043
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,387
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,150
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	860
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	919
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	524
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,567
Round Rock Utility System Revenue Bonds	1,000	5.000	08/01/24	1,158
San Antonio Water System Revenue Bonds(~)(Ê)	2,000	2.625	05/01/24	2,045
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,471
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,521
State of Texas General Obligation Unlimited	2,500	5.000	04/01/21	2,673
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,510	6.250	12/15/26	4,037
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)	1,600	1.550	09/15/27	1,572
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	982
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,803
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,511
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,336
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	2,400	6.875	12/31/39	2,491
University of Texas Revenue Bonds	1,290	5.000	08/01/26	1,557
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	894
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,204
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	603
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,202
Viridian Municipal Management District Special Assessment	516	3.000	12/01/22	507
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	736
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,918
Wink-Loving Independent School District General Obligation Unlimited	265	3.000	02/15/19	265
				159,746
Utah - 0.9%
Alpine School District General Obligation Unlimited	8,000	5.000	03/15/22	8,787
Ogden City School District Municipal Building Authority Revenue Bonds	225	5.000	01/15/28	269
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	239
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/24	109
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/25	110
Utah Infrastructure Agency Revenue Bonds	135	5.000	10/15/26	159

See accompanying notes which are an integral part of this quarterly report.

316 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Utah Infrastructure Agency Revenue Bonds	170	5.000	10/15/27	202
Utah Infrastructure Agency Revenue Bonds	130	5.000	10/15/28	156
Utah Infrastructure Agency Revenue Bonds	175	5.000	10/15/29	209
Utah Infrastructure Agency Revenue Bonds	155	5.000	10/15/30	183
Utah Infrastructure Agency Revenue Bonds	1,785	5.250	10/15/33	1,945
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,849
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,277
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	518
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,326
Utah Transit Authority Revenue Bonds	4,300	5.000	12/15/35	5,086
				23,424
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	599
Vermont Housing Finance Agency Revenue Bonds	2,000	4.750	11/01/48	2,194
				2,793
Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	2,698
Virgin Islands Public Finance Authority Revenue Bonds	2,330	5.000	10/01/29	2,351
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	672
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	827
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,680	5.000	10/01/32	1,805
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	1,301
				9,654
Virginia - 0.3%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	511
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,026
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	654
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,655
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	535
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	601
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	757
Virginia Public School Authority Revenue Bonds	1,485	5.000	08/01/28	1,837
Virginia Resources Authority Revenue Bonds	90	5.000	11/01/21	98
				7,674
Washington - 1.8%
City of Seattle Drainage & Wastewater Revenue Bonds	1,625	4.000	07/01/35	1,726
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,426
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,027
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000	3.000	08/01/19	4,996
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,062
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,016
King County School District No 410 General Obligation Unlimited	3,125	4.000	12/01/30	3,428
King County School District No 414 Lake Washington General Obligation Unlimited	650	5.000	12/01/34	768
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,441
Snohomish County School District No. 2 General Obligation Unlimited	2,000	5.000	12/01/19	2,055
Spokane County School District No 354 Mead General Obligation Unlimited	490	5.000	12/01/28	596
Spokane Public Facilities District Revenue Bonds	970	5.000	12/01/34	1,108
State of Washington General Obligation Unlimited	2,475	5.000	01/01/23	2,548
State of Washington General Obligation Unlimited	7,835	5.000	02/01/25	9,209
Washington Health Care Facilities Authority Revenue Bonds	2,300	5.000	08/15/29	2,605
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	785
Washington State Convention Center Public Facilities District Revenue Bonds	2,100	5.000	07/01/48	2,345
Washington State Housing Finance Commission Revenue Bonds	3,000	4.000	12/01/48	3,192
				44,333
West Virginia - 0.2%
West Virginia Hospital Finance Authority Revenue Bonds	2,380	5.000	01/01/28	2,784
West Virginia Hospital Finance Authority Revenue Bonds	230	5.000	01/01/33	261
West Virginia Hospital Finance Authority Revenue Bonds	270	5.000	01/01/34	304

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 317

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
West Virginia Hospital Finance Authority Revenue Bonds	325	5.000	01/01/35	364
West Virginia Hospital Finance Authority Revenue Bonds	670	5.000	01/01/36	746
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,462
				5,921
Wisconsin - 1.1%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,270
Public Finance Authority Revenue Bonds(Þ)	1,000	3.000	11/15/22	1,000
Public Finance Authority Revenue Bonds	405	5.000	10/01/23	432
Public Finance Authority Revenue Bonds	295	5.000	10/01/24	316
Public Finance Authority Revenue Bonds	1,250	5.125	11/15/29	1,293
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae)	5,000	5.000	06/01/24	5,795
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,520
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	6,600
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000	2.650	11/01/20	2,001
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê)	4,150	1.940	07/31/24	4,153
				27,380
Wyoming - 0.0%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,046

Total Municipal Bonds (cost $2,415,994)				2,447,665

Short-Term Investments - 0.2%
U. S. Cash Management Fund(@)	6,145,885(8)			6,147
Total Short-Term Investments (cost $6,146)				6,147

Total Investments 99.1% (identified cost $2,422,140)				2,453,812
Other Assets and Liabilities, Net - 0.9%				22,141
Net Assets - 100.0%				2,475,953

See accompanying notes which are an integral part of this quarterly report.

318 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.2%
California Statewide Communities Development Authority Revenue Bonds	08/08/18	250,000	110.48	276	283
California Statewide Communities Development Authority Revenue Bonds	08/08/18	350,000	110.66	387	398
California Statewide Communities Development Authority Revenue Bonds	10/11/18	2,630,000	98.96	2,603	2,643
Chicago Board of Education General Obligation Unlimited	10/11/18	5,000,000	93.95	4,697	5,906
City of Justin Special Assessment	03/27/18	910,000	100.00	910	897
City of Justin Special Assessment	03/27/18	730,000	100.00	730	725
City of Mesquite Special Assessment Revenue Bonds	09/05/18	595,000	100.00	595	594
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	99
Corkscrew Farms Community Development District Special Assessment	12/13/17	300,000	100.00	300	298
Deer Run Community Development District Special Assessment	08/02/18	1,500,000	99.38	1,491	1,455
Denver Health & Hospital Authority Revenue Bonds	11/14/17	1,000,000	112.30	1,123	1,110
Denver Urban Renewal Authority Tax Allocation	10/11/18	1,600,000	99.12	1,588	1,601
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	100.00	500	498
East Bonita Beach Road Community Development District Special Assessment	08/29/18	110,000	100.00	110	109
East Bonita Beach Road Community Development District Special Assessment	08/29/18	340,000	99.78	339	338
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	800,000	100.54	804	814
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	150,000	100.77	151	153
Harmony West Community Development District Special Assessment	06/19/18	660,000	100.00	660	649
Harmony West Community Development District Special Assessment	06/19/18	350,000	100.00	350	349
Harmony West Community Development District Special Assessment	06/19/18	450,000	100.00	450	446
K-Bar Ranch II Community Development District Special Assessment	12/19/17	500,000	100.00	500	489
McJunkin Parkland Community Development District Special Assessment	11/01/18	520,000	100.00	520	524
Nevada Department of Business & Industry Revenue Bonds	08/31/17	350,000	100.00	350	346
Nevada Department of Business & Industry Revenue Bonds	08/31/17	340,000	107.10	364	355
Oregon State Facilities Authority Revenue Bonds	10/10/17	750,000	105.66	792	757
Public Finance Authority Revenue Bonds	04/07/17	1,000,000	100.00	1,000	1,000
Tempe Industrial Development Authority Revenue Bonds	12/20/17	5,000,000	100.10	5,005	5,019
Timber Creek Community Development District Special Assessment	06/20/18	535,000	100.00	535	527
Timber Creek Community Development District Special Assessment	06/20/18	250,000	100.00	250	248
Timber Creek Community Development District Special Assessment	06/20/18	400,000	99.78	399	394
Village Community Development District No. 12 Special Assessment	03/16/18	1,535,000	100.00	1,535	1,553
					30,577
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
Value and
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Short Positions
United States 10 Year Treasury Note Futures	675	USD	82,666	03/19	(2,332)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(2,332)

Interest Rate Swap Contracts

Amounts in thousands
Premiums	Unrealized
Paid	Appreciation
Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD 19,900	Three Month LIBOR(2)	3.000%(3)	03/21/48	(74)	(760)	(834)
Total Open Interest Rate Swap Contracts (å)	(74)	(760)	(834)

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 319

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$54,077	$—	$—	$54,077
Alaska	—	6,653	—	—	6,653
Arizona	—	46,975	—	—	46,975
Arkansas	—	13,824	—	—	13,824
California	—	228,722	—	—	228,722
Colorado	—	56,789	—	—	56,789
Connecticut	—	73,245	—	—	73,245
Delaware	—	9,418	—	—	9,418
District of Columbia	—	9,664	—	—	9,664
Florida	—	108,180	—	—	108,180
Georgia	—	52,043	—	—	52,043
Guam	—	73,705	—	—	73,705
Idaho	—	11,353	—	—	11,353
Illinois	—	346,205	—	—	346,205
Indiana	—	4,371	—	—	4,371
Iowa	—	16,483	—	—	16,483
Kansas	—	16,912	—	—	16,912
Kentucky	—	29,174	—	—	29,174
Louisiana	—	58,234	—	—	58,234
Maryland	—	18,051	—	—	18,051
Massachusetts	—	40,070	—	—	40,070
Michigan	—	92,178	—	—	92,178
Minnesota	—	15,143	—	—	15,143
Mississippi	—	15,089	—	—	15,089
Missouri	—	17,069	—	—	17,069
Montana	—	9,705	—	—	9,705
Nebraska	—	14,794	—	—	14,794
Nevada	—	12,402	—	—	12,402
New Hampshire	—	8,945	—	—	8,945
New Jersey	—	108,683	—	—	108,683
New Mexico	—	3,015	—	—	3,015
New York	—	157,461	—	—	157,461
North Carolina	—	23,544	—	—	23,544
North Dakota	—	6,422	—	—	6,422
Ohio	—	104,034	—	—	104,034
Oklahoma	—	33,002	—	—	33,002
Oregon	—	8,249	—	—	8,249
Pennsylvania	—	136,210	—	—	136,210
Puerto Rico	—	63,125	—	—	63,125
Rhode Island	—	8,381	—	—	8,381
South Carolina	—	35,994	—	—	35,994
South Dakota	—	874	—	—	874
Tennessee	—	17,227	—	—	17,227
Texas	—	159,746	—	—	159,746
Utah	—	23,424	—	—	23,424
Vermont	—	2,793	—	—	2,793
Virgin Islands	—	9,654	—	—	9,654

See accompanying notes which are an integral part of this quarterly report.

320 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Virginia	—	7,674	—	—	7,674
Washington	—	44,333	—	—	44,333
West Virginia	—	5,921	—	—	5,921
Wisconsin	—	27,380	—	—	27,380
Wyoming	—	1,046	—	—	1,046
Short-Term Investments	—	—	—	6,147	6,147

Total Investments	—	2,447,665	—	6,147	2,453,812

Other Financial Instruments
Liabilities
Futures Contracts	(2,332)	—	—	—	(2,332)
Interest Rate Swap Contracts	—	(834)	—	—	(834)
Total Other Financial Instruments*	$(2,332)	$(834)	$—	$—	$(3,166)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 321

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 10.5%			Florida Gas Transmission Co. LLC
Corporate Bonds and Notes - 7.1%			5.450% due 07/15/20 (Þ)	400	411
			Fresenius Medical Care US Finance, Inc.
AbbVie, Inc.			5.750% due 02/15/21 (Þ)	1,000	1,033
2.500% due 05/14/20	300	298	GE Capital International Funding Co.
2.900% due 11/06/22	300	296	Unlimited Co.
Air Lease Corp.			4.418% due 11/15/35	800	715
2.500% due 03/01/21	1,400	1,368	General Mills, Inc.
American Electric Power Co. , Inc.			3.319% due 04/16/21 (Ê)	900	893
2.150% due 11/13/20	600	593	General Motors Financial Co. , Inc.
Amgen, Inc.			3.200% due 07/13/20	400	400
4.100% due 06/15/21	500	510	3.647% due 04/09/21 (Ê)	300	296
Aviation Capital Group LLC			Georgia-Pacific LLC
7.125% due 10/15/20 (Þ)	200	211	5.400% due 11/01/20 (Þ)	100	104
2.875% due 01/20/22 (Þ)	600	582	Harley-Davidson Financial Services, Inc.
3.875% due 05/01/23 (Þ)	200	197	2.150% due 02/26/20 (Þ)	600	592
B. A. T. Capital Corp.			Hewlett Packard Enterprise Co.
2.764% due 08/15/22	400	388	3.515% due 10/05/21 (Ê)	600	596
Bayer US Finance II LLC			Hyundai Capital America
3.500% due 06/25/21 (Þ)	400	399	3.601% due 09/18/20 (Ê)(Þ)	900	897
2.750% due 07/15/21 (Þ)	600	585	International Lease Finance Corp.
BMW US Capital LLC			8.625% due 01/15/22	400	449
3.100% due 04/12/21 (Þ)	600	598	Interpublic Group of Cos. , Inc. (The)
Campbell Soup Co.			3.500% due 10/01/20	700	704
3.300% due 03/15/21	400	399	3.750% due 10/01/21	600	608
3.418% due 03/15/21 (Ê)	700	693	Keurig Dr Pepper, Inc.
4.250% due 04/15/21	300	305	3.551% due 05/25/21 (Þ)	1,300	1,306
Celanese US Holdings LLC			4.057% due 05/25/23 (Þ)	100	101
4.625% due 11/15/22	300	308	Komatsu Finance America, Inc.
Celgene Corp.			2.118% due 09/11/20	300	294
2.250% due 08/15/21	900	881	2.437% due 09/11/22	300	290
Comcast Cable Communications			Kraft Heinz Foods Co.
Holdings, Inc.			2.800% due 07/02/20	400	399
9.455% due 11/15/22	400	490	3.188% due 02/10/21 (Ê)	800	794
Comcast Corp.
3.237% due 10/01/21 (Ê)	900	901	LG&E & KU Energy LLC
			3.750% due 11/15/20	200	201
Conagra Brands, Inc.
3.800% due 10/22/21	700	703	Masco Corp.
			3.500% due 04/01/21	900	899
Consolidated Edison Co. , Inc.
3.222% due 06/25/21 (Ê)	100	100	McDonald's Corp.
			3.195% due 10/28/21 (Ê)	400	398
Constellation Brands, Inc.
2.250% due 11/06/20	500	492	Molson Coors Brewing Co.
			2.100% due 07/15/21	700	682
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ)	600	594	NetApp, Inc.
			3.375% due 06/15/21	400	400
CVS Health Corp.			3.250% due 12/15/22	500	490
3.487% due 03/09/21 (Ê)	200	200
3.500% due 07/20/22	400	404	Philip Morris International, Inc.
			2.500% due 11/02/22	600	581
Daimler Finance NA LLC
2.250% due 03/02/20 (Þ)	500	495	Rockwell Collins, Inc.
			2.800% due 03/15/22	800	784
2.450% due 05/18/20 (Þ)	200	198	Ryder System, Inc.
Dell International LLC / EMC Corp.			2.650% due 03/02/20	600	597
4.420% due 06/15/21 (Þ)	1,400	1,423	Sabine Pass Liquefaction LLC
Discovery Communications LLC			5.625% due 02/01/21	900	931
2.800% due 06/15/20 (Þ)	400	397	Sempra Energy
Duke Energy Corp.			2.400% due 03/15/20	700	693
3.114% due 05/14/21 (Ê)(Þ)	400	399
3.550% due 09/15/21	400	403	Solvay Finance America LLC
			3.400% due 12/03/20 (Þ)	400	400
eBay, Inc.			Southern Co. (The)
2.600% due 07/15/22	300	291	2.750% due 06/15/20	400	399
ERAC USA Finance LLC			2.350% due 07/01/21	1,000	980
2.600% due 12/01/21 (Þ)	700	683	Sprint Spectrum Co. LLC / Sprint
Exelon Corp.			Spectrum Co. II LLC / Sprint
2.850% due 06/15/20	300	298	Spectrum Co. III LLC

See accompanying notes which are an integral part of this quarterly report.

322 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.360% due 09/20/21 (Þ)	413	410	United States Treasury Inflation Indexed
TTX Co.			Bonds
2.600% due 06/15/20 (Þ)	550	544	0.625% due 01/15/26	212	211
VMware, Inc.			0.750% due 07/15/28	5,824	5,827
2.300% due 08/21/20	600	591			6,038
ZF NA Capital, Inc.			Total Long-Term Investments
4.000% due 04/29/20 (Þ)	300	299	(cost $58,107)		58,364
4.500% due 04/29/22 (Þ)	650	652
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/20	600	597	Short-Term Investments - 84.8%
3.554% due 03/19/21 (Ê)	300	299	Barclays Bank PLC
		39,791	2.899% due 10/25/19 (Ê)(~)	1,500	1,501
International Debt - 2.3%			Boston Scientific Corp.
AerCap Ireland Capital, Ltd. / AerCap			6.000% due 01/15/20	600	616
Global Aviation Trust			Danone SA
4.625% due 10/30/20	400	405	1.691% due 10/30/19 (Þ)	600	594
4.500% due 05/15/21	350	354	Deutsche Telekom International Finance
3.500% due 05/26/22	150	147	BV
BAT International Finance PLC			2.225% due 01/17/20 (Þ)	800	796
2.750% due 06/15/20 (Þ)	700	695	Dominion Energy Gas Holdings LLC
BG Energy Capital PLC			2.500% due 12/15/19	400	399
4.000% due 10/15/21 (Þ)	500	509	DTE Energy Co.
British Transco International Finance Co.			2.400% due 12/01/19	300	298
3.803% due 11/04/21	500	444	Enterprise Products Operating LLC
Canadian Pacific Railway Co.			5.250% due 01/31/20	700	715
4.500% due 01/15/22	400	411	Federal Home Loan Bank Discount
Coca-Cola European Partners PLC			Notes
4.500% due 09/01/21	600	613	2.458% due 02/01/19 (~)	24,800	24,798
Electricite de France SA			2.458% due 02/01/19 (~)(&)	8,300	8,300
2.350% due 10/13/20 (Þ)	300	297
Engie SA			2.090% due 02/07/19 (ç)(~)	5,100	5,098
2.875% due 10/10/22 (Þ)	300	298	2.090% due 02/07/19 (~)(&)	3,200	3,199
Flextronics International, Ltd.			2.453% due 02/08/19 (ç)(~)	3,000	2,998
4.625% due 02/15/20	700	707	2.423% due 02/15/19 (~)	9,900	9,890
Imperial Brands Finance PLC
2.950% due 07/21/20 (Þ)	800	792	2.423% due 02/15/19 (~)(&)	4,500	4,496
Lloyds Banking Group PLC			2.330% due 02/20/19 (~)(&)	1,200	1,198
3.590% due 06/21/21 (Ê)	200	200	2.322% due 02/22/19 (~)(&)	1,000	999
Mitsubishi Corp.			2.407% due 02/27/19 (~)(&)	6,200	6,189
2.625% due 07/14/22	300	294
Mondelez International Holdings			2.360% due 03/01/19 (~)(&)	500	499
Netherlands BV			2.353% due 03/04/19 (~)(&)	4,800	4,790
2.000% due 10/28/21 (Þ)	1,000	967	2.392% due 03/06/19 (~)(&)	4,900	4,889
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ)	400	406	2.387% due 03/11/19 (~)(&)	3,400	3,391
NTT Finance Corp.			2.472% due 03/13/19 (~)	43,600	43,481
1.900% due 07/21/21	1,000	965	2.440% due 04/24/19 (~)(&)	900	895
Pernod Ricard SA			Ford Motor Credit Co. LLC
5.750% due 04/07/21 (Þ)	400	421	2.597% due 11/04/19	1,000	995
4.450% due 01/15/22 (Þ)	700	721	General Motors Financial Co. , Inc.
Reckitt Benckiser Treasury Services PLC			3.150% due 01/15/20	200	200
2.375% due 06/24/22 (Þ)	1,000	970	Kroger Co. (The)
Seven & i Holdings Co. , Ltd.			1.500% due 09/30/19	300	297
3.350% due 09/17/21 (Þ)	900	906	Pioneer Natural Resources Co.
TransCanada PipeLines, Ltd.			7.500% due 01/15/20	400	416
3.800% due 10/01/20	300	304	Suntory Holdings, Ltd.
Volkswagen International Finance NV			2.550% due 09/29/19 (Þ)	200	199
4.000% due 08/12/20 (Þ)	400	405	U. S. Cash Management Fund (@)(a)(&)	229,243,826(8)	229,290
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ)	300	304	United States Treasury Bills
		12,535	2.022% due 02/07/19 (~)(&)	3,589	3,588
United States Government Treasuries - 1.1%			2.289% due 02/19/19 (~)(&)	850	849
			2.345% due 02/26/19 (~)(&)	2,212	2,208

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 323

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
2.360% due 03/14/19 (~)(&)	4,000	3,989
2.360% due 03/14/19 (~)	44,000	43,887	Total Investments 95.3%
2.436% due 06/13/19 (~)	45,000	44,607	(identified cost $529,834)	530,146
2.431% due 06/20/19 (~)(&)	10,830	10,731
Volkswagen Group of America Finance			Other Assets and Liabilities,
LLC			Net - 4.7%	26,383
2.450% due 11/20/19 (Þ)	500	497
Total Short-Term Investments			Net Assets - 100.0%	556,529
(cost $471,727)		471,782

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Bills and Federal Home Loan
Discount Notes with approximate aggregate values of $40,944,244 which represents 7.36% of the U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

324 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
4.2%
Aviation Capital Group LLC	05/08/18	600,000	97.66	586	582
Aviation Capital Group LLC	09/14/18	200,000	105.65	211	211
Aviation Capital Group LLC	01/16/19	200,000	97.79	196	197
BAT International Finance PLC	03/09/18	700,000	99.48	696	695
Bayer US Finance II LLC	06/19/18	400,000	100.09	400	399
Bayer US Finance II LLC	07/26/18	500,000	98.29	492	487
Bayer US Finance II LLC	09/18/18	100,000	97.65	97	98
BG Energy Capital PLC	04/12/18	500,000	101.81	509	509
BMW US Capital LLC	04/20/18	400,000	99.70	399	399
BMW US Capital LLC	04/24/18	200,000	99.65	199	199
Crown Castle Towers LLC	04/10/18	300,000	99.13	297	297
Crown Castle Towers LLC	04/16/18	300,000	99.13	298	297
Daimler Finance NA LLC	03/28/18	200,000	99.17	198	198
Daimler Finance NA LLC	03/29/18	500,000	99.12	496	495
Danone SA	03/26/18	600,000	99.10	595	594
Dell International LLC / EMC Corp.	06/29/18	700,000	101.22	708	714
Dell International LLC / EMC Corp.	10/22/18	700,000	101.08	707	711
Deutsche Telekom International Finance BV	03/22/18	200,000	99.26	198	199
Deutsche Telekom International Finance BV	03/27/18	600,000	99.29	596	579
Discovery Communications LLC	04/05/18	400,000	99.46	398	397
Duke Energy Corp.	05/11/18	400,000	100.00	400	399
Electricite de France SA	04/13/18	100,000	98.83	117	99
Electricite de France SA	04/17/18	200,000	98.81	179	198
Engie SA	05/02/18	300,000	97.71	293	298
ERAC USA Finance LLC	04/05/18	700,000	98.20	687	683
Florida Gas Transmission Co. LLC	10/23/18	400,000	102.65	411	411
Fresenius Medical Care US Finance, Inc.	04/19/18	500,000	104.16	520	516
Fresenius Medical Care US Finance, Inc.	09/04/18	500,000	103.98	520	517
Georgia-Pacific LLC	07/16/18	100,000	103.57	104	104
Harley-Davidson Financial Services, Inc.	04/10/18	300,000	99.04	297	296
Harley-Davidson Financial Services, Inc.	04/18/18	300,000	98.96	297	296
Hyundai Capital America	09/14/18	900,000	100.00	900	897
Imperial Brands Finance PLC	03/16/18	600,000	99.35	596	594
Imperial Brands Finance PLC	11/14/18	200,000	98.72	199	198
Keurig Dr Pepper, Inc.	05/21/18	500,000	100.59	487	502
Keurig Dr Pepper, Inc.	07/30/18	100,000	100.59	101	101
Keurig Dr Pepper, Inc.	10/05/18	800,000	99.82	811	804
Mondelez International Holdings Netherlands BV	09/18/18	500,000	95.68	478	483
Mondelez International Holdings Netherlands BV	11/19/18	500,000	95.37	479	484
Newcrest Finance Pty, Ltd.	04/27/18	400,000	101.53	406	406
Pernod Ricard SA	06/12/18	700,000	102.29	716	721
Pernod Ricard SA	11/06/18	400,000	104.24	417	421
Reckitt Benckiser Treasury Services PLC	03/22/18	600,000	96.72	580	582
Reckitt Benckiser Treasury Services PLC	05/03/18	400,000	96.43	386	388
Seven & i Holdings Co. , Ltd.	09/11/18	900,000	99.99	900	906
Solvay Finance America LLC	04/02/18	400,000	100.45	402	400
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	04/18/18	412,500	100.03	413	410
Suntory Holdings, Ltd.	03/23/18	200,000	99.69	199	199
TTX Co.	04/03/18	250,000	99.37	247	247
TTX Co.	04/11/18	300,000	99.42	298	297
Volkswagen Group of America Finance LLC	03/22/18	500,000	99.49	497	497
Volkswagen International Finance NV	04/18/18	100,000	101.01	81	101
Volkswagen International Finance NV	08/29/18	300,000	101.01	323	304
Woodside Finance, Ltd.	04/25/18	300,000	101.62	305	304
ZF NA Capital, Inc.	04/11/18	150,000	101.64	153	150
ZF NA Capital, Inc.	04/11/18	500,000	100.70	508	502
ZF NA Capital, Inc.	10/17/18	300,000	100.26	301	299
					23,271
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 325

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Futures Contracts (&)
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	29	USD	1,386	03/19	(8)
Aluminum Futures	9	USD	431	05/19	(22)
Aluminum Futures	9	USD	434	07/19	35
Argus LLS vs. WTI Crude Oil Futures	1	USD	6	02/19	—
Argus LLS vs. WTI Crude Oil Futures	1	USD	5	03/19	(2)
Argus LLS vs. WTI Crude Oil Futures	1	USD	5	04/19	(1)
Argus LLS vs. WTI Crude Oil Futures	1	USD	4	05/19	(12)
Argus LLS vs. WTI Crude Oil Futures	1	USD	4	06/19	(1)
Argus LLS vs. WTI Crude Oil Futures	6	USD	22	07/19	3
Argus LLS vs. WTI Crude Oil Futures	6	USD	21	08/19	1
Argus LLS vs. WTI Crude Oil Futures	6	USD	19	09/19	(59)
Argus LLS vs. WTI Crude Oil Futures	6	USD	18	10/19	1
Argus LLS vs. WTI Crude Oil Futures	6	USD	18	11/19	—
Argus LLS vs. WTI Crude Oil Futures	6	USD	18	12/19	—
Brent Crude / Dubai Crude Oil Futures	1	USD	2	01/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	02/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	03/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	04/20	(9)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	05/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	06/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	07/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	08/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	09/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	10/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	11/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	3	12/20	(1)
Brent Crude Oil Futures	23	USD	1,401	03/19	70
Brent Crude Oil Futures	169	USD	10,312	04/19	(209)
Brent Crude Oil Futures	29	USD	1,764	08/19	(2)
Brent Crude Oil Futures	7	USD	425	09/19	77
Brent Crude Oil Futures	366	USD	22,208	10/19	699
Brent Crude Oil Futures	501	USD	30,084	10/20	1
Cocoa Futures	460	USD	10,161	05/19	611
Cocoa Futures	3	USD	67	07/19	—
Copper Futures	105	USD	7,309	03/19	67

Securities	Referenced Rate	Spread %
Barclays Bank PLC	USD 3 Month LIBOR	0.400
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Comcast Corp.	USD 3 Month LIBOR	0.440
Consolidated Edison Co. , Inc.	USD 3 Month LIBOR	0.400
CVS Health Corp.	USD 3 Month LIBOR	0.720
Duke Energy Corp.	USD 3 Month LIBOR	0.500
General Mills, Inc.	USD 3 Month LIBOR	0.540
General Motors Financial Co. , Inc.	USD 3 Month LIBOR	0.850
Hewlett Packard Enterprise Co.	USD 3 Month LIBOR	0.720
Hyundai Capital America	USD 3 Month LIBOR	0.800
Kraft Heinz Foods Co.	USD 3 Month LIBOR	0.570
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.800
McDonald's Corp.	USD 3 Month LIBOR	0.430
Zimmer Biomet Holdings, Inc.	USD 3 Month LIBOR	0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

326 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
Copper Futures	10	USD	1,544	05/19	12
Copper Futures	30	USD	4,649	12/19	54
Corn Futures	717	USD	13,811	05/19	19
Corn Futures	166	USD	3,320	12/19	(12)
Cotton No. 2 Futures	3	USD	112	03/19	(590)
Ethanol Futures	—	USD	—	01/19	(46)
Ethanol Futures	11	USD	588	02/19	(6)
Ethanol Futures	50	USD	2,699	03/19	(191)
Ethanol Futures	1	USD	55	04/19	(12)
Ethanol Futures	8	USD	449	11/19	—
Gasoline RBOB Futures	50	USD	2,893	02/19	29
Gasoline RBOB Futures	39	USD	2,592	03/19	(3)
Gasoline RBOB Futures	20	USD	1,350	05/19	(210)
Gasoline RBOB Futures	15	USD	1,008	07/19	—
Gasoline RBOB Futures	9	USD	545	11/19	(9)
Gold 100 oz. Futures	200	USD	26,503	04/19	636
Henry Hub Natural Gas Futures	12	USD	95	12/19	—
Henry Hub Natural Gas Futures	12	USD	93	01/20	14
Henry Hub Natural Gas Futures	12	USD	88	02/20	12
Henry Hub Natural Gas Futures	12	USD	77	03/20	(4)
Henry Hub Natural Gas Futures	12	USD	76	04/20	7
Henry Hub Natural Gas Futures	12	USD	77	05/20	(4)
Henry Hub Natural Gas Futures	12	USD	77	06/20	(5)
Henry Hub Natural Gas Futures	12	USD	77	07/20	(4)
Henry Hub Natural Gas Futures	12	USD	77	08/20	(4)
Henry Hub Natural Gas Futures	12	USD	78	09/20	(4)
Henry Hub Natural Gas Futures	12	USD	79	10/20	(3)
Henry Hub Natural Gas Futures	12	USD	84	11/20	(2)
Lead Futures	10	USD	528	03/19	82
Lead Futures	6	USD	317	05/19	37
Lead Futures	9	USD	544	07/19	60
Lead Futures	5	USD	774	09/19	28
Live Cattle Futures	18	USD	909	04/19	(13)
Low Sulphur Gasoil Futures	26	USD	1,510	06/19	(14)
Mont Belvieu Propane Futures	—	USD	—	01/19	(60)
Mont Belvieu Propane Futures	2	USD	58	02/19	(7)
Mont Belvieu Propane Futures	2	USD	57	03/19	(5)
Natural Gas Futures	104	USD	2,927	02/19	41
Natural Gas Futures	77	USD	2,207	09/19	507
Natural Gas Futures	60	USD	1,517	04/20	122
Natural Gas Futures	18	USD	485	02/21	(184)
New York Harbor ULSD Futures	13	USD	1,021	03/19	28
New York Harbor ULSD Futures	134	USD	10,519	05/19	19
Nickel Futures	26	USD	1,942	03/19	(999)
Nickel Futures	3	USD	225	05/19	(59)
Platinum Futures	575	USD	23,709	04/19	(96)
Propane Futures	8	USD	221	04/19	(14)
Propane Futures	8	USD	218	05/19	(60)
Propane Futures	8	USD	218	06/19	(57)
Silver Futures	3	USD	241	03/19	25
Soybean Futures	42	USD	1,978	07/19	(4)
Soybean Oil Futures	4	USD	72	03/19	29
Soybean Oil Futures	1,264	USD	23,115	05/19	5
Sugar 11 Futures	65	USD	933	04/19	(185)
Wheat Futures	77	USD	1,953	03/19	9
Wheat Futures	91	USD	2,361	07/19	9
Wheat Futures	39	USD	1,071	12/19	69
White Sugar Futures	42	USD	741	04/19	(7)
WTI Crude Oil Futures	11	USD	592	02/19	3
WTI Crude Oil Futures	19	USD	1,027	03/19	8
WTI Crude Oil Futures	99	USD	5,405	05/19	(64)
WTI Crude Oil Futures	—	USD	—	06/19	(4)
WTI Crude Oil Futures	67	USD	3,693	08/19	(1,470)
WTI Crude Oil Futures	34	USD	1,872	10/19	(401)
WTI Crude Oil Futures	156	USD	8,516	02/20	15
WTI Crude Oil Futures	208	USD	11,291	05/20	(3,142)
WTI Crude Oil Futures	22	USD	1,188	08/20	(37)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 327

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
WTI Crude Oil Futures	31	USD	1,670	11/20	(418)
WTI Crude Oil Futures	94	USD	5,020	05/21	8
WTI Crude Oil Futures	11	USD	585	11/24	(1)
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	02/19	5
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	03/19	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	04/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	11	05/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	10	06/19	6
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	9	07/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	08/19	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	7	09/19	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	7	10/19	(1,059)
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	7	11/19	4
Zinc Futures	19	USD	1,301	03/19	19
Zinc Futures	6	USD	407	05/19	58
Zinc Futures	5	USD	336	07/19	1
Short Positions
Aluminum Futures	232	USD	11,087	03/19	(13)
Aluminum Futures	9	USD	431	05/19	20
Aluminum Futures	9	USD	434	07/19	1,721
Argus LLS vs. WTI Crude Oil Futures	1	USD	4	02/19	—
Argus LLS vs. WTI Crude Oil Futures	1	USD	4	03/19	(1)
Argus LLS vs. WTI Crude Oil Futures	1	USD	4	04/19	1
Argus LLS vs. WTI Crude Oil Futures	1	USD	3	05/19	—
Argus LLS vs. WTI Crude Oil Futures	1	USD	3	06/19	—
Brent Crude Oil Futures	—	USD	—	01/19	11
Brent Crude Oil Futures	62	USD	3,772	02/19	63
Brent Crude Oil Futures	1	USD	61	03/19	12
Brent Crude Oil Futures	339	USD	20,687	04/19	1,167
Brent Crude Oil Futures	48	USD	2,928	05/19	55
Brent Crude Oil Futures	19	USD	1,158	06/19	71
Brent Crude Oil Futures	73	USD	4,445	07/19	10
Brent Crude Oil Futures	46	USD	2,784	01/20	1
Brent Crude Oil Futures	138	USD	8,332	05/20	1,520
Brent Crude Oil Futures	30	USD	1,796	04/21	544
Brent Crude Oil Futures	178	USD	10,627	10/21	2,364
Brent Crude Oil Futures	58	USD	3,478	10/22	—
Cocoa Futures	1	USD	22	03/19	(2)
Cocoa Futures	3	USD	66	05/19	18
Coffee "C" Futures	3	USD	119	03/19	—
Coffee "C" Futures	141	USD	5,763	05/19	(681)
Copper Futures	10	USD	1,544	05/19	7
Copper Futures	11	USD	772	09/19	11
Copper Futures	66	USD	4,636	12/19	4
Corn Futures	29	USD	569	07/19	(9)
Corn Futures	42	USD	831	09/19	(21)
Corn Futures	99	USD	1,864	11/19	(4)
Cotton No. 2 Futures	138	USD	5,221	05/19	(656)
Gasoline RBOB Futures	205	USD	13,836	05/19	233
Gold 100 oz. Futures	28	USD	3,711	04/19	215
Lead Futures	4	USD	211	03/19	—
Lead Futures	6	USD	317	05/19	(40)
Lead Futures	9	USD	544	07/19	(54)
Lean Hogs Futures	32	USD	771	04/19	107
Live Cattle Futures	10	USD	505	04/19	40
Low Sulphur Gasoil Futures	6	USD	349	03/19	(22)
Low Sulphur Gasoil Futures	4	USD	232	04/19	11
Natural Gas Futures	39	USD	1,097	02/19	12
Natural Gas Futures	104	USD	2,875	03/19	(14)
Natural Gas Futures	56	USD	1,552	04/19	4
Natural Gas Futures	49	USD	1,550	12/19	(12)
Natural Gas Futures	48	USD	1,405	02/20	92
Natural Gas Futures	3	USD	77	03/20	(57)
Natural Gas Futures	18	USD	441	03/21	18
New York Harbor ULSD Futures	1	USD	79	02/19	(20)
Nickel Futures	3	USD	224	03/19	(103)

See accompanying notes which are an integral part of this quarterly report.

328 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
Nickel Futures				3	USD	225		05/19	174
Silver Futures				68	USD	5,464		03/19	360
Soybean Futures				2	USD	92		03/19	43
Soybean Futures				308	USD	14,311		05/19	99
Soybean Futures				99	USD	4,730		11/19	(25)
Soybean Meal Futures				1	USD	31		03/19	(83)
Soybean Meal Futures				519	USD	16,297		05/19	(123)
Sugar 11 Futures				7	USD	100		02/19	(29)
Sugar 11 Futures				40	USD	574		04/19	1
Wheat Futures				532	USD	13,617		05/19	(99)
Wheat Futures				49	USD	1,291		07/19	(48)
Wheat Futures				39	USD	1,045		09/19	58
WTI Crude Oil Futures				—	USD	—		01/19	(5)
WTI Crude Oil Futures				3	USD	21		02/19	(11)
WTI Crude Oil Futures				3	USD	20		03/19	(3)
WTI Crude Oil Futures				3	USD	20		04/19	(6)
WTI Crude Oil Futures				143	USD	7,663		05/19	229
WTI Crude Oil Futures				20	USD	951		06/19	46
WTI Crude Oil Futures				9	USD	52		07/19	(4)
WTI Crude Oil Futures				9	USD	51		08/19	(4)
WTI Crude Oil Futures				9	USD	51		09/19	(5)
WTI Crude Oil Futures				9	USD	51		10/19	(5)
WTI Crude Oil Futures				514	USD	27,806		11/19	720
WTI Crude Oil Futures				9	USD	52		12/19	(4)
WTI Crude Oil Futures				222	USD	11,957		11/20	11
WTI Crude Oil Futures				5	USD	266		11/21	—
WTI Crude Oil Futures				14	USD	741		11/22	(1)
WTI Crude Oil Futures				11	USD	584		11/23	(3)
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	7		12/19	6
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	7		01/20	5
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	7		02/20	1
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		03/20	1
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		04/20	6
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		05/20	1
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		06/20	5
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		07/20	5
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		08/20	5
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		09/20	1
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		10/20	5
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	8		11/20	5
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		12/19	5
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		01/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		02/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		03/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		04/20	5
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		05/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		06/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		07/20	5
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		08/20	6
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		09/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		10/20	1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1		11/20	1
Zinc Futures				9	USD	616		03/19	(20)
Zinc Futures				6	USD	407		05/19	(11)
Zinc Futures				5	USD	336		07/19	(92)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									1,620

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Brent Crude Oil Futures	Goldman Sachs	Call	12	55.00	USD		660	02/14/19	(10)
Brent Crude Oil Futures	Goldman Sachs	Call	24	58.00	USD		1,392	02/14/19	(5)
Brent Crude Oil Futures	Goldman Sachs	Call	12	58.50	USD		702	02/14/19	(2)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 329

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Brent Crude Oil Futures	Goldman Sachs	Call	12	59.00	USD	708	02/14/19	(2)
Brent Crude Oil Futures	Goldman Sachs	Call	24	19.65	USD	13	02/25/19	(13)
Brent Crude Oil Futures	Goldman Sachs	Call	12	19.67	USD	3	02/25/19	(3)
Brent Crude Oil Futures	Goldman Sachs	Call	12	19.68	USD	3	02/25/19	(3)
Brent Crude Oil Futures	Goldman Sachs	Call	12	66.50	USD	4	02/25/19	(4)
Brent Crude Oil Futures	Goldman Sachs	Call	20	6.00	USD	120	02/27/19	(6)
Brent Crude Oil Futures	Goldman Sachs	Call	24	54.00	USD	1,296	03/15/19	(60)
Brent Crude Oil Futures	Goldman Sachs	Call	12	57.00	USD	684	03/15/19	(15)
Brent Crude Oil Futures	Goldman Sachs	Call	12	58.00	USD	696	03/15/19	(12)
Brent Crude Oil Futures	Goldman Sachs	Call	12	60.00	USD	720	03/15/19	(7)
Brent Crude Oil Futures	Goldman Sachs	Call	12	66.00	USD	14	03/26/19	(14)
Brent Crude Oil Futures	Goldman Sachs	Call	36	67.00	USD	33	03/26/19	(33)
Brent Crude Oil Futures	Goldman Sachs	Call	12	68.00	USD	9	03/26/19	(9)
Brent Crude Oil Futures	Goldman Sachs	Call	17	6.00	USD	102	03/28/19	(9)
Brent Crude Oil Futures	Goldman Sachs	Call	19	19.70	USD	19	04/25/19	(19)
Brent Crude Oil Futures	Goldman Sachs	Put	20	10.00	USD	200	02/27/19	—
Brent Crude Oil Futures	Goldman Sachs	Put	17	10.00	USD	170	03/28/19	(3)
Corn Futures	Goldman Sachs	Put	8	390.00	USD	15,600	06/21/19	(6)
Corn Futures	Goldman Sachs	Put	8	400.00	USD	16,000	06/21/19	(9)
Natural Gas Futures	Goldman Sachs	Put	12	2.85	USD	342	02/25/19	(14)
Natural Gas Futures	Goldman Sachs	Put	12	2.90	USD	348	02/25/19	(18)
Natural Gas Futures	Goldman Sachs	Put	36	3.00	USD	1,080	02/25/19	(83)
Natural Gas Futures	Goldman Sachs	Put	12	3.10	USD	372	02/25/19	(37)
Natural Gas Futures	Goldman Sachs	Put	19	3.15	USD	599	02/25/19	(68)
Natural Gas Futures	Goldman Sachs	Put	24	2.60	USD	624	03/26/19	(11)
Natural Gas Futures	Goldman Sachs	Put	60	2.65	USD	1,590	03/26/19	(36)
Natural Gas Futures	Goldman Sachs	Put	27	2.70	USD	729	03/26/19	(21)
Total Liability for Options Written (premiums received $625)								(532)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Bloomberg Commodity Index	Morgan Stanley	USD	60,500	0.150%(1)	03/15/19	—	(117)	(117)
Bloomberg Commodity Index 1
Month Forward Index	Goldman Sachs	USD	46,313	3 Month Treasury Bill(1)	02/15/19	—	946	946
Bloomberg Commodity Index Total
Return(i)	BNP Paribas	USD	31,392	3 Month Treasury Bill(1)	02/15/19	—	277	277
Bloomberg Commodity Index Total
Return	BNP Paribas	USD	2,690	3 Month Treasury Bill(1)	02/15/19	—	24	24
Bloomberg Commodity Index Total
Return(ii)	Goldman Sachs	USD	52,567	3 Month Treasury Bill(1)	02/15/19	—	458	458
Bloomberg Commodity Index Total
Return	JPMorgan Chase	USD	15,617	3 Month Treasury Bill(1)	01/15/20	—	(138)	(138)
Bloomberg Commodity Index Total
Return	Macquarie	USD	76,103	3 Month Treasury Bill(1)	02/15/19	—	672	672
Cargill COSLFH01I2 Commodity
Index(iii)	Cargill	USD	90,335	0.820%(4)	02/28/19	—	—	—
Cargill COSLXA01Z3 Commodity				Total Return on Underlying
Index(iv)	Cargill	USD	128,509	Reference Entity(1)	03/29/19	—	—	—
Citi CVICXMB2 Commodity Index	Citigroup	USD	8,590	0.170%(1)	02/15/19	—	(2)	(2)
Citi CVICXMB3 Commodity Index	Citigroup	USD	8,271	0.170%(1)	02/15/19	—	(2)	(2)

See accompanying notes which are an integral part of this quarterly report.

330 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Citi MEHMIDCAL Commodity
Forward Calendar Swap				Total Return on Underlying
CAL20-21(¥)	Citigroup	USD	24	Reference Entity(1)	12/31/21	—	10	10
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	Goldman Sachs	USD	100	Reference Entity(1)	11/22/19	—	1	1
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	Goldman Sachs	USD	55	Reference Entity(1)	11/22/19	—	1	1
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	Goldman Sachs	USD	115	Reference Entity(1)	11/22/19	—	(3)	(3)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	Goldman Sachs	USD	125	Reference Entity(1)	11/22/19	—	(3)	(3)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	Goldman Sachs	USD	120	Reference Entity(1)	11/22/19	—	(4)	(4)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	JPMorgan Chase	USD	100	Reference Entity(1)	11/22/19	—	2	2
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019(¥)	JPMorgan Chase	USD	55	Reference Entity(1)	11/22/19	—	1	1
Credit Suisse PIMCODB2				Total Return on Underlying
Commodity Index	Credit Suisse	USD	145	Reference Entity(1)	02/15/19	—	3	3
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19(¥)	BNP Paribas	USD	6	Reference Entity(1)	03/31/19	—	4	4
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19(¥)	Goldman Sachs	USD	6	Reference Entity(1)	03/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19(¥)	Morgan Stanley	USD	5	Reference Entity(1)	03/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19(¥)	Morgan Stanley	USD	5	Reference Entity(1)	03/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19(¥)	Macquarie	USD	1	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19(¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19(¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19(¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19(¥)	Morgan Stanley	USD	7	Reference Entity(1)	06/30/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19(¥)	Morgan Stanley	USD	7	Reference Entity(1)	06/30/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18(¥)	BNP Paribas	USD	34	Reference Entity(1)	12/31/20	(44)	—	(44)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	BNP Paribas	USD	2	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	Goldman Sachs	USD	11	Reference Entity(1)	12/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	JPMorgan Chase	USD	4	Reference Entity(1)	12/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	Macquarie	USD	5	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	Morgan Stanley	USD	3	Reference Entity(1)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19(¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	BNP Paribas	USD	2	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	Goldman Sachs	USD	38	Reference Entity(1)	12/31/19	(3)	(23)	(26)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	JPMorgan Chase	USD	11	Reference Entity(1)	12/31/19	(3)	(1)	(4)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	Macquarie	USD	7	Reference Entity(1)	12/31/19	—	(8)	(8)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 331

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	Macquarie	USD	3	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19(¥)	Morgan Stanley	USD	9	Reference Entity(1)	12/31/19	—	(14)	(14)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	Goldman Sachs	USD	12	Reference Entity(1)	12/31/20	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	JPMorgan Chase	USD	5	Reference Entity(1)	12/31/20	—	(6)	(6)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	Macquarie	USD	6	Reference Entity(1)	12/31/20	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	Morgan Stanley	USD	6	Reference Entity(1)	12/31/20	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	Morgan Stanley	USD	4	Reference Entity(1)	12/31/20	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20(¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/20	—	(3)	(3)
Goldman Sachs ABGS1042
Commodity Index	Goldman Sachs	USD	4,281	0.250%(1)	02/15/19	—	97	97
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19(¥)	BNP Paribas	USD	1	Reference Entity(1)	03/31/19	—	4	4
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19(¥)	Goldman Sachs	USD	1	Reference Entity(1)	03/31/19	—	2	2
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19(¥)	BNP Paribas	USD	8	Reference Entity(1)	12/31/19	—	6	6
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19(¥)	Goldman Sachs	USD	5	Reference Entity(1)	12/31/19	—	5	5
JPMorgan JMABCT3E Commodity
Index(v)	JPMorgan Chase	USD	10,480	0.150%(1)	02/15/19	—	—	—
JPMorgan JMABDEWE Commodity
Index	JPMorgan Chase	USD	4,492	0.300%(1)	02/15/19	—	54	54
JPMorgan JMABNIC2 Commodity
Index	JPMorgan Chase	USD	4,486	0.170%(1)	02/15/19	—	92	92
JPMorgan JPABFNJ1 Commodity
Index(vi)	JPMorgan Chase	USD	7,051	0.350%(1)	02/15/19	—	44	44
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap July 2019(¥)	Macquarie	USD	55	Reference Entity(1)	06/21/19	—	2	2
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap March 2019(¥)	JPMorgan Chase	USD	75	Reference Entity(1)	02/22/19	—	(9)	(9)
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	750	Reference Entity(1)	05/12/20	—	3	3
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	599	Reference Entity(1)	06/08/20	—	2	2
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	987	Reference Entity(1)	07/09/19	—	(10)	(10)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	491	Reference Entity(1)	05/12/20	—	(4)	(4)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	381	Reference Entity(1)	06/08/20	—	(2)	(2)
Macquarie MQCP563E Commodity
Index	Macquarie	USD	2,482	0.950%(1)	02/15/19	—	(6)	(6)
Macquarie PIMCODB1 Commodity				Total Return on Underlying
Index	Macquarie	USD	4,943	Reference Entity(1)	02/15/19	—	97	97
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19(¥)	BNP Paribas	USD	12	Reference Entity(1)	03/31/19	(27)	(80)	(107)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19(¥)	Goldman Sachs	USD	15	Reference Entity(1)	03/31/19	(15)	(109)	(124)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19(¥)	JPMorgan Chase	USD	2	Reference Entity(1)	03/31/19	—	(9)	(9)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
2Q19(¥)	Goldman Sachs	USD	3	Reference Entity(1)	06/30/19	—	(9)	(9)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
April 2019(¥)	BNP Paribas	USD	6	Reference Entity(1)	04/30/19	(9)	(8)	(17)

See accompanying notes which are an integral part of this quarterly report.

332 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
April 2019(¥)	Goldman Sachs	USD	—	Reference Entity(1)	04/30/19	—	(1)	(1)
Soybeans Commodity Calendar				Total Return on Underlying
Swap November 2019(¥)	JPMorgan Chase	USD	120	Reference Entity(1)	10/25/19	—	(2)	(2)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 1Q19(¥)	JPMorgan Chase	USD	2	Reference Entity(1)	03/31/19	—	(1)	(1)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 1Q19(¥)	Morgan Stanley	USD	2	Reference Entity(1)	03/31/19	—	(1)	(1)
Wheat Commodity Calendar Swap				Total Return on Underlying
July 2019(¥)	Goldman Sachs	USD	125	Reference Entity(1)	06/21/19	—	6	6
Wheat Commodity Calendar Swap				Total Return on Underlying
July 2019(¥)	Goldman Sachs	USD	100	Reference Entity(1)	06/21/19	—	4	4
Wheat Commodity Calendar Swap				Total Return on Underlying
July 2019(¥)	Goldman Sachs	USD	55	Reference Entity(1)	06/21/19	—	(1)	(1)
Wheat Commodity Calendar Swap				Total Return on Underlying
July 2019(¥)	Goldman Sachs	USD	115	Reference Entity(1)	06/21/19	—	(3)	(3)
Wheat Commodity Calendar Swap				Total Return on Underlying
July 2019(¥)	Goldman Sachs	USD	65	Reference Entity(1)	06/21/19	—	4	4
Wheat Commodity Calendar Swap				Total Return on Underlying
March 2019(¥)	Goldman Sachs	USD	50	Reference Entity(1)	02/22/19	—	1	1
Wheat Commodity Calendar Swap				Total Return on Underlying
March 2019(¥)	Goldman Sachs	USD	325	Reference Entity(1)	02/22/19	—	(18)	(18)
Wheat Commodity Calendar Swap				Total Return on Underlying
March 2019(¥)	JPMorgan Chase	USD	60	Reference Entity(1)	02/22/19	—	(5)	(5)
Wheat Commodity Calendar Swap				Total Return on Underlying
March 2019(¥)	JPMorgan Chase	USD	45	Reference Entity(1)	02/22/19	—	(4)	(4)
Total Open Total Return Swap Contracts (å)						(101)	2,214	2,113

(¥)  Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty

(i) The Bloomberg BCOMTR1B Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands
Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum March 2019	4.3	$ 1,362
Brent Oil May 2019	7.6	2,377
Coffee March 2019	2.5	778
Copper March 2019	7.5	2,354
Corn March 2019	5.7	1,768
Cotton March 2019	1.4	442
Crude Oil March 2019	8.2	2,570
Gas-Oil March 2019	2.7	856
Gold April 2019	12.3	3,830
Heating Oil March 2019	2.2	697
Kansas Wheat March 2019	1.2	391
Lean Hogs April 2019	1.7	548
Live Cattle April 2019	4.1	1,277

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 333

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Natural Gas (NYMEX) March 2019	7.9	2,487
Nickel March 2019	2.9	922
Silver March 2019	3.8	1,208
Soybean Meal March 2019	3.2	1,009
Soybeans March 2019	5.8	1,817
Soybeans Oil March 2019	3.2	1,000
Sugar March 2019	3.1	965
Unleaded Gasoline March 2019	2.3	711
Wheat March 2019	3.0	956
Zinc March 2019	3.4	1,067
Total Notional Amount		$ 31,392

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(ii) The Bloomberg BCOMTR2D Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands
Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum March 2019	4.3	$ 2,280
Brent Oil May 2019	7.6	3,980
Coffee March 2019	2.5	1,303
Copper March 2019	7.5	3,941
Corn March 2019	5.7	2,960
Cotton March 2019	1.4	740
Crude Oil March 2019	8.2	4,303
Gas-Oil March 2019	2.7	1,434
Gold April 2019	12.3	6,415
Heating Oil March 2019	2.2	1,167
Kansas Wheat March 2019	1.2	655
Lean Hogs April 2019	1.7	918
Live Cattle April 2019	4.1	2,139
Natural Gas (NYMEX) March 2019	7.9	4,164
Nickel March 2019	2.9	1,544
Silver March 2019	3.8	2,023
Soybean Meal March 2019	3.2	1,689
Soybeans March 2019	5.8	3,043
Soybeans Oil March 2019	3.2	1,675
Sugar March 2019	3.1	1,616
Unleaded Gasoline March 2019	2.3	1,190
Wheat March 2019	3.0	1,601
Zinc March 2019	3.4	1,787
Total Notional Amount		$ 52,567

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iii) The following table represents the individual commodity positions underlying the Cargill Pro-Alpha Index swap contracts:

Amounts in thousands
Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum March 2019	4.7	$ 4,232
Brent Oil May 2019	11.8	10,647

See accompanying notes which are an integral part of this quarterly report.

334 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Copper March 2019	11.1	9,987
Cotton March 2019	2.1	1,887
Gold April 2019	18.0	16,246
Heating Oil March 2019	3.5	3,131
Live Cattle April 2019	5.9	5,332
Natural Gas (NYMEX) March 2019	11.6	10,510
Nickel March 2019	4.5	4,066
Silver March 2019	5.7	5,182
Soybean Meal March 2019	4.9	4,436
Soybeans March 2019	2.9	2,654
Soybeans Oil March 2019	4.8	4,339
Unleaded Gasoline March 2019	3.4	3,104
Zinc March 2019	5.1	4,582
Total Notional Amount		$ 90,335

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iv) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contracts:

Amounts in thousands
Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum April 2019	4.7	$ 5,480
Brent Oil December 2019	8.1	9,527
Coffee September 2019	2.9	3,392
Copper May 2019	8.1	9,498
Corn March 2019	8.0	9,413
Corn September 2019	6.4	7,475
Cotton December 2019	1.5	1,781
Cotton March 2019	7.1	8,370
Crude Oil January 2020	9.0	10,584
Gas Oil March 2019	2.9	3,435
Gold August 2019	13.2	15,519
Heating Oil April 2019	2.4	2,827
Kansas Wheat July 2019	1.4	1,635
Lean Hogs April 2019	4.2	4,866
Live Cattle April 2019	4.4	5,153
Natural Gas (NYMEX) April 2019	8.4	9,843
Natural Gas (NYMEX) March 2019	8.3	9,765
Nickel March 2019	3.2	3,734
Silver September 2019	4.3	4,986
Soybean Meal September 2019	3.6	4,199
Soybeans Oil September 2019	3.5	4,153
Soybeans September 2019	6.5	7,596
Sugar May 2019	3.3	3,917
Unleaded Gasoline October 2019	2.6	3,089
Wheat March 2019	5.5	6,456
Wheat May 2019	3.3	3,887
Zinc April 2019	4.0	4,298
Total Long Futures Contracts		164,878

Short Futures Contracts
Cotton March 2019	(3.2)	$ (3,720)
Live Cattle April 2019	(4.7)	(5,557)
Live Cattle August 2019	(6.0)	(7,070)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 335

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Live Cattle June 2019	(11.9)	(13,914)
Natural Gas (NYMEX) April 2019	(8.2)	(9,595)
Soybeans Oil March 2019	(3.1)	(3,620)
Sugar March 2019	(0.9)	(1,027)
Wheat March 2019	(2.2)	(2,583)
Total Short Futures Contracts		(47,086)

Embedded Management Fees	(0.5)	$ (623)
Total Outstanding Swap Contract, at value (^)		$ 117,169

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^) The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

(v) The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Corn May 2019	8.1	$ 844
Sugar May 2019	4.5	470
Total Long Futures Contracts		1,314

Short Futures Contracts
Corn May 2019	(8.1)	$ (844)
Sugar May 2019	(4.5)	(470)
Total Short Futures Contracts		(1,314)

Cash	100.0	10,480
Total Notional Amount		$ 10,480

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vi) The JPMorgan JMABFNJ1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands
Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil July 2019	5.2	$ 368
Heating Oil June 2019	5.9	415
Lead June 2019	6.2	438
Nickel June 2019	5.9	414
Propane June 2019	7.8	549
Zinc June 2019	1.4	98
Natural Gas (NYMEX) June 2019	4.9	342
Platinum April 2019	4.6	325
Gas Oil June 2019	3.0	208
Total Long Futures Contracts		3,157

Short Futures Contracts

See accompanying notes which are an integral part of this quarterly report.

336 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Corn July 2019	(7.7)	$ (543)
Cocoa July 2019	(1.2)	(85)
Crude Oil June 2019	(0.4)	(32)
Cotton July 2019	(0.1)	(8)
Gold June 2019	(12.2)	(858)
Aluminum June 2019	(8.4)	(591)
Soybeans July 2019	(8.7)	(613)
Sugar July 2019	(5.8)	(412)
Wheat July 2019	(6.6)	(466)
Unleaded Gasoline June 2019	(4.0)	(285)
Total Short Futures Contracts		(3,893)

Cash	110.2	7,787
Total Notional Amount		$ 7,051

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical Expedient
Portfolio Summary	Level 1	Level 2	Level 3	(a)	Total
Long-Term Investments
Corporate Bonds and Notes	$—	$39,791	$—	$—	$39,791
International Debt	—	12,535	—	—	12,535
United States Government Treasuries	—	6,038	—	—	6,038
Short-Term Investments	—	242,492	—	229,290	471,782
Total Investments	—	300,856	—	229,290	530,146

Other Financial Instruments
Assets
Futures Contracts	13,715	—	—	—	13,715
Total Return Swap Contracts	—	2,831	—	—	2,831
Liabilities
Futures Contracts	(12,095)	—	—	—	(12,095)
Options Written	(532)	—	—	—	(532)
Total Return Swap Contracts	—	(718)	—	—	(718)
Total Other Financial Instruments*	$1,088	$2,113	$—	$—	$3,201

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 337

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.1%			Eiffage SA	32,141	3,013
Australia - 9.0%			Engie SA	20,878	335
APA Group	191,161	1,277	Eutelsat Communications SA	17,519	371
Atlas Arteria, Ltd.	321,132	1,555	Getlink SE	959,911	14,052
Aurizon Holdings, Ltd.	907,250	2,906	Suez Environnement Co.	89,312	1,145
AusNet Services(Æ)	1,006,537	1,208	Vinci SA	115,602	10,191
NEXTDC, Ltd. (Æ)	27,835	139			39,795
Spark Infrastructure Group	1,966,163	3,459
Sydney Airport	1,141,470	5,448	Germany - 0.6%
Transurban Group - ADR(Æ)	3,710,361	32,856	Fraport AG Frankfurt Airport Services
		48,848	Worldwide	38,912	3,071
			Hamburger Hafen und Logistik AG	13,362	298
Austria - 0.3%					3,369
Flughafen Wien AG	31,033	1,286
Oesterreichische Post AG	5,471	206	Hong Kong - 0.8%
		1,492	CK Infrastructure Holdings, Ltd.	117,386	948
			CLP Holdings, Ltd.	3,571	41
Belgium - 0.0%			HKBN, Ltd.	100,251	155
Elia System Operator SA	2,718	199	HKT Trust / HKT, Ltd.	1,554	2
			Hong Kong & China Gas Co. , Ltd.	1,315,903	2,857
Brazil - 1.5%			MTR Corp. , Ltd.	480	3
Alupar Investimento SA	38,423	227	Power Assets Holdings, Ltd.	49,852	337
CCR SA	940,250	3,836			4,343
Companhia de Saneamento do Parana
SANEPAR	6,054	123	India - 0.1%
EDP - Energias do Brasil SA	189,600	873	Petronet LNG, Ltd.	19,102	61
Rumo SA(Æ)	295,891	1,594	Power Grid Corp. of India, Ltd.	150,925	401
Transmissora Alianca de Energia					462
Eletrica SA	118,932	839
Ultrapar Participacoes SA	26,463	415	Italy - 5.9%
		7,907	Atlantia SpA	808,160	19,096
			Enav SpA	228,509	1,169
Canada - 9.5%			Enel SpA	219,188	1,322
Canadian National Railway Co. (Ñ)	6,765	565	Hera SpA	140,295	474
Emera, Inc. (Ñ)	60,572	2,120	Infrastrutture Wireless Italiane SpA	380,738	3,030
Enbridge, Inc. (Ñ)	503,592	18,422	Iren SpA - ADR	110,957	272
Fortis, Inc.	26,852	958	Italgas SpA	160,796	973
Hydro One, Ltd. (Þ)	360,612	5,651	Snam Rete Gas SpA	381,845	1,823
Inter Pipeline, Ltd.	6,530	105	Societa Iniziative Autostradali e Servizi
Kinder Morgan Canada, Ltd. (Þ)	9,407	105	SpA	9,945	153
Pembina Pipeline Corp.	131,278	4,678	Terna Rete Elettrica Nazionale SpA	581,289	3,575
TransCanada Corp.	435,512	18,521			31,887
Westshore Terminals Investment Corp.	30,360	505
		51,630	Japan - 3.0%
			ARTERIA Networks Corp. (Æ)	37,309	451
Chile - 0.2%			Central Japan Railway Co.	434	93
Aguas Andinas SA Class A	1,243,556	735	East Japan Railway Co.	74,522	6,893
Enel Chile SA - ADR	37,396	203	Japan Airport Terminal Co. , Ltd.	16,525	632
		938	Kamigumi Co. , Ltd.	36,072	798
			Osaka Gas Co. , Ltd.	102,000	2,012
China - 2.6%			Tokyo Gas Co. , Ltd.	123,200	3,234
Beijing Enterprises Holdings, Ltd.	211,500	1,206	West Japan Railway Co.	27,900	2,032
China Everbright International, Ltd.	450,136	458			16,145
China Everbright Water, Ltd.	66,224	18
China Merchants Port Holdings Co. , Ltd.	1,254,593	2,481	Malaysia - 0.0%
COSCO Shipping Ports, Ltd.	2,334,871	2,429	Westports Holdings BHD	174,582	159
Guangdong Investment, Ltd.	474,878	907
Jiangsu Expressway Co. , Ltd. Class H	4,454,962	6,452	Mexico - 2.3%
		13,951	Aleatica, SAB de CV	603,108	725
			Grupo Aeroportuario del Centro Norte
France - 7.4%			SAB de CV - ADR	12,766	572
Aeroports de Paris	55,772	10,688

See accompanying notes which are an integral part of this quarterly report.

338 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Grupo Aeroportuario del Pacifico SAB de			United States - 37.0%
CV - ADR	32,632	2,942	Alliant Energy Corp.	200,507	8,917
Grupo Aeroportuario del Pacifico SAB de			Ameren Corp.	44,128	3,060
CV Class B	684,980	6,148	American Electric Power Co. , Inc.	120,020	9,496
Grupo Aeroportuario del Sureste SAB de			American Tower Corp. (ö)	6,185	1,069
CV - ADR	2,761	502	American Water Works Co. , Inc.	22,573	2,160
Promotora y Operadora de			AquaVenture Holdings, Ltd. (Æ)	4,152	87
Infraestructura SAB de CV	137,755	1,406	Atmos Energy Corp.	23,156	2,261
Promotora y Operadora de			Brookfield Infrastructure Partners, LP	21,940	859
Infraestructura SAB de CV Class L	24,065	162	Casella Waste Systems, Inc. Class A(Æ)	9,111	274
		12,457	Cheniere Energy, Inc. (Æ)	64,265	4,219
			CMS Energy Corp.	70,941	3,699
Netherlands - 0.5%			Consolidated Edison, Inc.	11,453	889
InterXion Holding NV(Æ)	18,516	1,112	CoreSite Realty Corp. Class A(ö)	666	66
Koninklijke Vopak NV	35,446	1,805	Crown Castle International Corp. (ö)	47,987	5,617
		2,917	CyrusOne, Inc. (ö)	12,881	698
			Digital Realty Trust, Inc. (ö)	4,520	490
New Zealand - 1.5%			Dominion Energy, Inc.	227,125	15,953
Auckland International Airport, Ltd.	1,297,929	6,594	DTE Energy Co.	27,877	3,283
Infratil, Ltd.	246,181	642	Duke Energy Corp.	74,905	6,575
Port of Tauranga, Ltd.	297,858	1,060	Edison International	46,101	2,626
		8,296	Entergy Corp.	25,354	2,261

Philippines - 0.1%			Enterprise Products Partners, LP	137,923	3,816
International Container Terminal			Equinix, Inc. (Æ)(ö)	4,669	1,840
Services, Inc.	202,131	420	Evergy, Inc.	78,156	4,480
			Eversource Energy(Æ)	56,558	3,926
Portugal - 0.0%			FirstEnergy Corp.	47,761	1,872
REN - Redes Energeticas Nacionais			Genesee & Wyoming, Inc. Class A(Æ)	2,765	217
SGPS SA	15,062	45	Kansas City Southern	1,879	199
			Kinder Morgan, Inc.	1,241,512	22,471
Singapore - 0.7%			Macquarie Infrastructure Corp.	11,100	479
ComfortDelGro Corp. , Ltd.	584,946	1,014	MPLX, LP	16,839	591
Keppel DC REIT(ö)	800,727	857	NextEra Energy, Inc.	125,693	22,497
NetLink NBN Trust	1,282,643	748	NiSource, Inc.	118,484	3,232
Parkway Life Real Estate Investment			Norfolk Southern Corp.	3,553	596
Trust(Æ)(ö)	464,852	991	ONE Gas, Inc.	10,428	857
SATS, Ltd.	38,663	139	ONEOK, Inc.	46,055	2,957
		3,749	PG&E Corp. (Æ)	33,090	430
			Plains All American Pipeline, LP	67,900	1,546
Spain - 7.9%			Plains GP Holdings, LP Class A(Æ)	30,606	699
Abertis Infraestructuras SA(Š)	90,641	1,905	Portland General Electric Co.	31,766	1,535
Aena SA	135,195	23,347	Progressive Waste Solutions, Ltd.	71,851	6,004
Cellnex Telecom SA(Æ)(Þ)	51,976	1,464	SBA Communications Corp. (Æ)(ö)	23,518	4,293
Ferrovial SA	288,993	6,479	Sempra Energy	20,645	2,415
Gas Natural SDG SA	66,271	1,848	SJW Group	4,290	257
Iberdrola SA	631,576	5,209	Southern Co. (The)	97,403	4,734
Iberdrola SA(Æ)(Š)	9,252	76	Southwest Gas Holdings, Inc.	14,189	1,111
Red Electrica Corp. SA	107,062	2,464	Targa Resources Corp.	34,862	1,499
		42,792	UGI Corp.	35,925	2,049
			Union Pacific Corp.	18,697	2,974
Switzerland - 0.6%			Unitil Corp.	2,640	139
Flughafen Zurich AG	16,984	2,999	WEC Energy Group, Inc. (Æ)(Ñ)	36,245	2,647
			Williams Cos. , Inc. (The)	601,379	16,195
United Kingdom - 4.6%			Xcel Energy, Inc.	139,190	7,288
National Grid PLC	929,790	10,108
National Grid PLC - ADR(Ñ)	19,299	1,052			200,404
Scottish & Southern Energy PLC	396,501	6,089	Total Common Stocks
Severn Trent PLC Class H	184,214	4,830
United Utilities Group PLC	280,408	3,057	(cost $434,992)		520,340
		25,136
			Investments in Other Funds - 0.0%

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 339

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
3i Infrastructure PLC	68,271	238
Total Investments in Other Funds
(cost $211)		238

Short-Term Investments - 3.3%
United States - 3.3%
U. S. Cash Management Fund (@)	17,718,612(8)	17,722
Total Short-Term Investments
(cost $17,720)		17,722

Other Securities - 1.1%
U. S. Cash Collateral Fund(×)(@)	6,111,410(8)	6,111
Total Other Securities
(cost $6,111)		6,111

Total Investments 100.5%
(identified cost $459,034)		544,411

Other Assets and Liabilities, Net
- (0.5%)		(2,789)
Net Assets - 100.0%		541,622

See accompanying notes which are an integral part of this quarterly report.

340 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
1.3%
Cellnex Telecom SA	12/28/16	EUR	51,976		21.18	1,101	1,464
Hydro One, Ltd.	5/9/17	CAD	360,612		16.25	5,943	5,651
Kinder Morgan Canada, Ltd.	1/24/19	CAD	9,407		10.93	103	105
							7,220
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
CAC40 Euro Index Futures		18	EUR	898	02/19		35
DAX Index Futures		1	EUR	279	03/19		7
EURO STOXX 50 Index Futures		28	EUR	883	03/19		28
FTSE 100 Index Futures		9	GBP	621	03/19		15
Hang Seng Index Futures		6	HKD	8,416	02/19		18
IBEX 35 Index Futures		32	EUR	2,898	02/19		30
S&P Utilities Select Sector Index Futures		153	USD	8,446	03/19		68
S&P/TSX 60 Index Futures		15	CAD	2,783	03/19		69
SPI 200 Index Futures		18	AUD	2,612	03/19		23
TOPIX Index Futures		2	JPY	31,360	03/19		4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							297

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,437	AUD	1,990	03/20/19	10
Bank of America	USD	3,852	EUR	3,350	03/20/19	(3)
Bank of America	USD	525	GBP	410	03/20/19	15
Bank of America	USD	1,004	HKD	7,830	03/20/19	(5)
Bank of America	USD	435	JPY	48,650	03/20/19	13
Bank of America	CAD	360	USD	271	03/20/19	(3)
Brown Brothers Harriman	USD	202	AUD	280	03/20/19	2
Brown Brothers Harriman	USD	401	AUD	560	03/20/19	7
Brown Brothers Harriman	USD	614	AUD	833	03/20/19	(8)
Brown Brothers Harriman	USD	1,394	AUD	1,940	03/20/19	17
Brown Brothers Harriman	USD	135	CAD	180	03/20/19	2
Brown Brothers Harriman	USD	272	CAD	360	03/20/19	3
Brown Brothers Harriman	USD	686	CAD	904	03/20/19	2
Brown Brothers Harriman	USD	1,569	CAD	2,100	03/20/19	30
Brown Brothers Harriman	USD	355	EUR	310	03/20/19	1
Brown Brothers Harriman	USD	415	EUR	360	03/20/19	(1)
Brown Brothers Harriman	USD	2,009	EUR	1,740	03/20/19	(9)
Brown Brothers Harriman	USD	2,256	EUR	1,969	03/20/19	7
Brown Brothers Harriman	USD	4,346	EUR	3,800	03/20/19	20
Brown Brothers Harriman	USD	5,487	EUR	4,790	03/20/19	16
Brown Brothers Harriman	USD	90	GBP	70	03/20/19	2
Brown Brothers Harriman	USD	179	GBP	140	03/20/19	5
Brown Brothers Harriman	USD	269	GBP	210	03/20/19	7

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 341

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	311	GBP	243	03/20/19	8
Brown Brothers Harriman	USD	583	GBP	460	03/20/19	22
Brown Brothers Harriman	USD	170	HKD	1,330	03/20/19	—
Brown Brothers Harriman	USD	330	HKD	2,580	03/20/19	(1)
Brown Brothers Harriman	USD	459	HKD	3,575	03/20/19	(2)
Brown Brothers Harriman	USD	837	HKD	6,530	03/20/19	(3)
Brown Brothers Harriman	USD	140	JPY	15,110	03/20/19	(1)
Brown Brothers Harriman	USD	155	JPY	17,306	03/20/19	5
Brown Brothers Harriman	USD	426	JPY	47,680	03/20/19	13
Brown Brothers Harriman	AUD	140	USD	98	03/20/19	(4)
Brown Brothers Harriman	AUD	150	USD	109	03/20/19	—
Brown Brothers Harriman	AUD	290	USD	213	03/20/19	2
Brown Brothers Harriman	AUD	420	USD	299	03/20/19	(6)
Brown Brothers Harriman	AUD	540	USD	381	03/20/19	(11)
Brown Brothers Harriman	AUD	670	USD	472	03/20/19	(15)
Brown Brothers Harriman	AUD	690	USD	487	03/20/19	(15)
Brown Brothers Harriman	AUD	700	USD	500	03/20/19	(9)
Brown Brothers Harriman	AUD	710	USD	511	03/20/19	(5)
Brown Brothers Harriman	AUD	840	USD	606	03/20/19	(5)
Brown Brothers Harriman	CAD	180	USD	136	03/20/19	(1)
Brown Brothers Harriman	CAD	340	USD	250	03/20/19	(9)
Brown Brothers Harriman	CAD	350	USD	261	03/20/19	(6)
Brown Brothers Harriman	CAD	360	USD	272	03/20/19	(3)
Brown Brothers Harriman	CAD	370	USD	279	03/20/19	(2)
Brown Brothers Harriman	CAD	390	USD	290	03/20/19	(7)
Brown Brothers Harriman	CAD	500	USD	368	03/20/19	(13)
Brown Brothers Harriman	CAD	670	USD	498	03/20/19	(13)
Brown Brothers Harriman	CAD	680	USD	501	03/20/19	(17)
Brown Brothers Harriman	CHF	833	USD	844	03/20/19	2
Brown Brothers Harriman	EUR	320	USD	365	03/20/19	(2)
Brown Brothers Harriman	EUR	330	USD	378	03/20/19	(1)
Brown Brothers Harriman	EUR	370	USD	424	03/20/19	(1)
Brown Brothers Harriman	EUR	400	USD	458	03/20/19	(2)
Brown Brothers Harriman	EUR	410	USD	469	03/20/19	(2)
Brown Brothers Harriman	EUR	440	USD	505	03/20/19	—
Brown Brothers Harriman	EUR	780	USD	892	03/20/19	(5)
Brown Brothers Harriman	EUR	1,110	USD	1,278	03/20/19	3
Brown Brothers Harriman	EUR	1,320	USD	1,525	03/20/19	9
Brown Brothers Harriman	EUR	1,370	USD	1,579	03/20/19	5
Brown Brothers Harriman	EUR	1,490	USD	1,710	03/20/19	(2)
Brown Brothers Harriman	EUR	1,620	USD	1,856	03/20/19	(6)
Brown Brothers Harriman	GBP	70	USD	89	03/20/19	(3)
Brown Brothers Harriman	GBP	130	USD	165	03/20/19	(6)
Brown Brothers Harriman	GBP	130	USD	165	03/20/19	(5)
Brown Brothers Harriman	GBP	200	USD	254	03/20/19	(9)
Brown Brothers Harriman	GBP	200	USD	254	03/20/19	(9)
Brown Brothers Harriman	GBP	210	USD	271	03/20/19	(6)
Brown Brothers Harriman	GBP	210	USD	265	03/20/19	(11)
Brown Brothers Harriman	HKD	1,270	USD	163	03/20/19	—
Brown Brothers Harriman	HKD	1,280	USD	164	03/20/19	—
Brown Brothers Harriman	HKD	1,360	USD	175	03/20/19	1
Brown Brothers Harriman	HKD	2,540	USD	325	03/20/19	1
Brown Brothers Harriman	HKD	2,550	USD	326	03/20/19	1
Brown Brothers Harriman	HKD	2,590	USD	332	03/20/19	1
Brown Brothers Harriman	HKD	2,660	USD	340	03/20/19	—
Brown Brothers Harriman	HKD	3,850	USD	493	03/20/19	2
Brown Brothers Harriman	JPY	14,850	USD	135	03/20/19	(1)
Brown Brothers Harriman	JPY	14,940	USD	135	03/20/19	(2)

See accompanying notes which are an integral part of this quarterly report.

342 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	31,120	USD	279	03/20/19	(8)
Brown Brothers Harriman	JPY	31,910	USD	284	03/20/19	(10)
Citigroup	USD	614	AUD	833	03/20/19	(8)
Citigroup	USD	1,037	AUD	1,450	03/20/19	17
Citigroup	USD	685	CAD	904	03/20/19	3
Citigroup	USD	2,256	EUR	1,969	03/20/19	7
Citigroup	USD	2,848	EUR	2,490	03/20/19	13
Citigroup	USD	5,488	EUR	4,790	03/20/19	15
Citigroup	USD	310	GBP	243	03/20/19	9
Citigroup	USD	354	GBP	270	03/20/19	1
Citigroup	USD	459	HKD	3,575	03/20/19	(2)
Citigroup	USD	517	HKD	4,050	03/20/19	—
Citigroup	USD	142	JPY	15,460	03/20/19	1
Citigroup	USD	154	JPY	17,306	03/20/19	5
Citigroup	CHF	833	USD	844	03/20/19	3
Citigroup	EUR	24	USD	27	02/01/19	—
Citigroup	EUR	33	USD	38	02/01/19	—
Credit Suisse	USD	186	EUR	163	02/01/19	—
JPMorgan Chase	USD	5	AUD	6	02/01/19	—
JPMorgan Chase	AUD	78	USD	57	02/04/19	—
Royal Bank of Canada	USD	612	AUD	833	03/20/19	(7)
Royal Bank of Canada	USD	136	CAD	180	03/20/19	1
Royal Bank of Canada	USD	264	CAD	350	03/20/19	3
Royal Bank of Canada	USD	685	CAD	904	03/20/19	3
Royal Bank of Canada	USD	881	EUR	770	03/20/19	3
Royal Bank of Canada	USD	2,252	EUR	1,969	03/20/19	11
Royal Bank of Canada	USD	5,478	EUR	4,790	03/20/19	26
Royal Bank of Canada	USD	91	GBP	70	03/20/19	1
Royal Bank of Canada	USD	309	GBP	243	03/20/19	10
Royal Bank of Canada	USD	459	HKD	3,575	03/20/19	(3)
Royal Bank of Canada	USD	155	JPY	17,306	03/20/19	5
Royal Bank of Canada	AUD	140	USD	101	03/20/19	(1)
Royal Bank of Canada	AUD	290	USD	210	03/20/19	—
Royal Bank of Canada	AUD	420	USD	302	03/20/19	(4)
Royal Bank of Canada	AUD	430	USD	317	03/20/19	4
Royal Bank of Canada	AUD	440	USD	315	03/20/19	(5)
Royal Bank of Canada	CAD	170	USD	127	03/20/19	(2)
Royal Bank of Canada	CAD	180	USD	137	03/20/19	—
Royal Bank of Canada	CAD	190	USD	143	03/20/19	(1)
Royal Bank of Canada	CAD	350	USD	262	03/20/19	(4)
Royal Bank of Canada	CAD	360	USD	273	03/20/19	(1)
Royal Bank of Canada	CHF	833	USD	843	03/20/19	2
Royal Bank of Canada	EUR	440	USD	505	03/20/19	(1)
Royal Bank of Canada	EUR	590	USD	677	03/20/19	(1)
Royal Bank of Canada	GBP	70	USD	92	03/20/19	—
Royal Bank of Canada	GBP	70	USD	88	03/20/19	(4)
Royal Bank of Canada	GBP	70	USD	92	03/20/19	—
Royal Bank of Canada	GBP	140	USD	179	03/20/19	(5)
Royal Bank of Canada	HKD	1,310	USD	168	03/20/19	1
Royal Bank of Canada	HKD	1,350	USD	173	03/20/19	1
Royal Bank of Canada	HKD	1,350	USD	172	03/20/19	—
Royal Bank of Canada	HKD	1,390	USD	178	03/20/19	—
Royal Bank of Canada	JPY	15,610	USD	144	03/20/19	—
Royal Bank of Canada	JPY	16,890	USD	150	03/20/19	(6)
Royal Bank of Canada	JPY	30,880	USD	284	03/20/19	(1)
State Street	USD	100	AUD	140	03/20/19	1
State Street	USD	960	CAD	1,280	03/20/19	16
State Street	USD	1,204	CAD	1,600	03/20/19	15

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 343

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	172	HKD	1,350	03/20/19	—
State Street	USD	283	JPY	30,960	03/20/19	2
State Street	CAD	710	USD	533	03/20/19	(8)
State Street	EUR	21	USD	24	02/04/19	—
State Street	EUR	490	USD	556	03/20/19	(7)
State Street	EUR	1,060	USD	1,214	03/20/19	(4)
State Street	GBP	70	USD	92	03/20/19	—
State Street	GBP	130	USD	165	03/20/19	(6)
State Street	HKD	1,380	USD	176	03/20/19	—
State Street	JPY	15,490	USD	142	03/20/19	(1)
UBS	EUR	630	USD	718	03/20/19	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						57

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$48,848	$—	$—	$48,848
Austria	—	1,492	—	—	1,492
Belgium	—	199	—	—	199
Brazil	7,907	—	—	—	7,907
Canada	51,630	—	—	—	51,630
Chile	938	—	—	—	938
China	—	13,951	—	—	13,951
France	—	39,795	—	—	39,795
Germany	—	3,369	—	—	3,369
Hong Kong	—	4,343	—	—	4,343
India	—	462	—	—	462
Italy	—	31,887	—	—	31,887
Japan	451	15,694	—	—	16,145
Malaysia	—	159	—	—	159
Mexico	12,457	—	—	—	12,457
Netherlands	1,112	1,805	—	—	2,917
New Zealand	—	8,296	—	—	8,296
Philippines	—	420	—	—	420
Portugal	—	45	—	—	45
Singapore	—	3,749	—	—	3,749
Spain	—	40,811	1,981	—	42,792
Switzerland	—	2,999	—	—	2,999
United Kingdom	1,052	24,084	—	—	25,136
United States	200,404	—	—	—	200,404
Investments in Other Funds	—	238	—	—	238
Short-Term Investments	—	—	—	17,722	17,722
Other Securities	—	—	—	6,111	6,111
Total Investments	275,951	242,646	1,981	23,833	544,411

See accompanying notes which are an integral part of this quarterly report.

344 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	297	—	—	—	297
Foreign Currency Exchange Contracts	1	412	—	—	413
Liabilities
Foreign Currency Exchange Contracts	—	(356)	—	—	(356)
Total Other Financial Instruments*	$298	$56	$—	$—	$354

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	206
Airport Services	66,741
Alternative Carriers	748
Cable & Satellite	371
Construction & Engineering	19,683
Diversified	15,582
Electric Utilities	113,478
Environmental & Facilities Services	6,736
Gas Utilities	19,685
Healthcare	991
Highways & Railtracks	81,473
Industrial	698
Integrated Telecommunication Services	5,241
Marine Ports & Services	8,150
Multi-Utilities	49,607
Oil & Gas Storage & Transportation	99,928
Railroads	18,072
Trucking	1,014
Water Utilities	12,174
Short-Term Investments	17,722
Other Securities	6,111
Total Investments	544,411

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 345

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%			Vonovia SE	237,239	11,889
Australia - 3.8%
Charter Hall Group - ADR(ö)	753,507	4,511			37,234
Dexus Property Group(ö)	268,954	2,249	Hong Kong - 10.3%
Goodman Group(ö)	837,960	7,110	Champion REIT(ö)	692,119	524
GPT Group (The)(ö)	3,211,874	13,547	CK Asset Holdings, Ltd.	2,328,154	19,750
Mirvac Group(ö)	2,097,130	3,663	Hang Lung Properties, Ltd. - ADR	1,805,103	3,936
Scentre Group(ö)	2,814,274	8,140	Hongkong Land Holdings, Ltd.	1,976,295	14,191
		39,220	Hysan Development Co. , Ltd.	508,628	2,658
			Link Real Estate Investment Trust(ö)	1,831,958	20,091

Austria - 0.2%			New World Development Co. , Ltd.	7,179,665	11,263
CA Immobilien Anlagen AG	63,315	2,267
			Sino Land Co. , Ltd.	1,931,990	3,464
Belgium - 0.2%			Sun Hung Kai Properties, Ltd.	996,889	16,844
Aedifica(ö)	13,374	1,285	Swire Properties, Ltd.	2,907,978	11,392
VGP NV	9,388	707	Wharf Holdings, Ltd. (The)	88,050	266
		1,992
			Wharf Real Estate Investment Co. , Ltd.	328,079	2,263
Canada - 2.1%					106,642

Allied Properties Real Estate Investment			Ireland - 0.3%
Trust(ö)	147,515	5,299
Boardwalk Real Estate Investment			Green REIT PLC(ö)	933,749	1,549
Trust(Ñ)(ö)	172,579	5,271	Hibernia REIT PLC(ö)	785,613	1,181
Canadian Apartment Properties(ö)	103,189	3,675			2,730

Crombie Real Estate Investment Trust(ö)	139	1	Japan - 10.5%
First Capital Realty, Inc. Class A	35,571	556	Activia Properties, Inc. (ö)	1,182	5,118
Granite Real Estate Investment Trust(ö)	44,724	2,028	Daibiru Corp.	64,400	641
Healthcare Realty Trust, Inc. (Æ)	37	1	Frontier Real Estate Investment Corp. (ö)	608	2,484
RioCan Real Estate Investment Trust(ö)	38,966	739	Global One Real Estate Investment
SmartCentres Real Estate Investment			Corp. (ö)	4,738	5,368
Trust(ö)	171,416	4,344	GLP J-Reit(ö)	2,449	2,601
		21,914
			Hulic Co. , Ltd.	111,035	1,023
China - 0.3%			Invincible Investment Corp. (ö)	8,076	3,511
China Overseas Land & Investment, Ltd.	802,000	3,018	Japan Logistics Fund, Inc. (ö)	1,270	2,681
China Resources Land, Ltd.	163,056	635	Japan Real Estate Investment Corp. (ö)	387	2,267
		3,653	Mitsubishi Estate Co. , Ltd.	1,471,576	26,022
Finland - 0.0%			Mitsui Fudosan Co. , Ltd.	494,454	11,984
			Mori Hills REIT Investment Corp. Class
Citycon OYJ	201,107	411
			A(ö)	1,789	2,375
France - 2.6%			Mori Trust Sogo REIT, Inc. (ö)	954	1,478
Fonciere Des Regions(ö)	34,153	3,495	Nippon Building Fund, Inc. (ö)	1,027	6,639
Gecina SA(ö)	60,085	8,831	Nippon Prologis REIT, Inc. (ö)	1,775	3,872
Klepierre SA - GDR(ö)	416,119	14,295	Orix JREIT, Inc. (ö)	3,832	6,696
		26,621	Premier Investment Corp. (ö)	3,691	4,504
Germany - 3.6%			Sekisui House Reit, Inc. (ö)	2,826	1,979
			Sumitomo Realty & Development Co. ,
ADO Properties SA(Þ)	59,683	3,578
			Ltd.	200,981	7,665
Alstria Office REIT-AG(ö)	251,739	3,786
			Tokyo Tatemono Co. , Ltd.	460,221	5,589
Deutsche Wohnen SE	290,408	14,493
			Tokyu Fudosan Holdings Corp.	510,728	2,786
LEG Immobilien AG	27,304	3,203
			XYMAX REIT Investment Corp. (ö)	1,105	1,179
TLG Immobilien AG	9,285	285			108,462

See accompanying notes which are an integral part of this quarterly report.

346 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Netherlands - 1.7%			UNITE Group PLC (The)(ö)	269,704	3,221
Eurocommercial Properties NV	66,633	2,159		843,641	3,102
			Urban & Civic PLC
InterXion Holding NV(Æ)	19,287	1,158		239,007	318
			Warehouse REIT PLC(ö)
Unibail-Rodamco-Westfield(ö)	78,881	14,200			63,178
		17,517
			United States - 50.9%
Norway - 0.4%			Acadia Realty Trust(ö)	102,849	2,955
Entra ASA(Þ)	279,034	4,041		76,791	5,070
			Agree Realty Corp. (ö)
Singapore - 1.2%			Alexandria Real Estate Equities, Inc. (ö)	58,498	7,705
CapitaLand Commercial Trust, Ltd. (ö)	1,704,000	2,381	American Campus Communities, Inc. (ö)	43,657	2,009
CapitaLand, Ltd.	1,122,200	2,777	American Homes 4 Rent Class A(ö)	53,404	1,181
City Developments, Ltd.	259,800	1,775	Americold Realty Trust(Ñ)(ö)	220,615	6,468
			Apartment Investment & Management
Mapletree Logistics Trust(ö)	3,681,400	3,748
			Co. Class A(ö)	190,873	9,452
Parkway Trust(ö) Life Real Estate Investment	287,400	613	AvalonBay Communities, Inc. (ö)	33,156	6,396
UOL Group, Ltd.	346,300	1,710	BGP Holdings PLC(Æ)(Š)	4,619,419	—
		13,004	Boston Properties, Inc. (ö)	77,503	10,221
Spain - 1.3%			Brixmor Property Group, Inc. (ö)	262,736	4,501
			Brookfield Property REIT, Inc. Class
Inmobiliaria Colonial Socimi SA(ö)	455,652	4,661	A(ö)	14,807	269
Merlin Properties Socimi SA(ö)	626,359	8,402	Camden Property Trust(ö)	47,609	4,616
		13,063
			CBL & Associates Properties, Inc. (ö)	4,274	11
Sweden - 1.2%			Columbia Property Trust, Inc. (ö)	118,445	2,614
Atrium Ljungberg AB Class B	20,199	369	CoreSite Realty Corp. Class A(ö)	16,671	1,647
Castellum AB	324,132	6,144	Crown Castle International Corp. (ö)	24,028	2,812
Catena AB	72,288	1,948	CubeSmart(ö)	171,804	5,317
Fabege AB	241,056	3,514	CyrusOne, Inc. (ö)	130,610	7,079
Hufvudstaden AB Class A	50,053	832	DiamondRock Hospitality Co. (ö)	118,670	1,206
		12,807	Digital Realty Trust, Inc. (ö)	87,162	9,443
Switzerland - 0.4%			Douglas Emmett, Inc. (ö)	148,245	5,608
			Empire State Realty Trust, Inc. Class
Swiss Prime Site AG Class A(Æ)	46,940	3,976
			A(ö)	165,253	2,555
United Kingdom - 6.1%			Equity LifeStyle Properties, Inc. Class
			A(ö)	118,324	12,528
Assura PLC(ö)	3,266,363	2,563
			Equity Residential(ö)	241,922	17,553
Big Yellow Group PLC(ö)	151,172	1,902
			Essential Properties Realty Trust, Inc. (ö)	121,433	1,930
British Land Co. PLC (The)(ö)	1,670,949	12,575
			Essex Property Trust, Inc. (ö)	71,208	19,312
Derwent London PLC(ö)	93,139	3,959
			Extra Space Storage, Inc. (ö)	149,878	14,780
Grainger PLC	684,111	2,050
			Federal Realty Investment Trust(ö)	18,041	2,392
Great Portland Estates PLC	817,281	7,848
			HCP, Inc. (ö)	355,092	11,199
Hammerson PLC(ö)	209,973	1,025
			Healthcare Realty Trust, Inc. (ö)	34,008	1,098
Intu Properties PLC Class H(ö)	478,928	727
			Hilton Worldwide Holdings, Inc.	1,636	122
Land Securities Group PLC(ö)	790,913	8,984
			Host Hotels & Resorts, Inc. (ö)	419,913	7,583
LondonMetric Property PLC(ö)	803,584	1,978
			Hudson Pacific Properties, Inc. (ö)	61,227	1,988
LXB Retail Properties PLC(Æ)	386,520	29
			Invitation Homes, Inc. (ö)	304,621	6,851
PRS REIT PLC (The)(ö)	1,168,354	1,497
			Iron Mountain, Inc. (ö)	82,032	3,051
Safestore Holdings PLC(ö)	255,617	1,936
			JBG Smith Properties(ö)	127,403	4,924
Segro PLC(ö)	942,362	8,003
			Kilroy Realty Corp. (ö)	140,778	9,919
St. Modwen Properties PLC	120,840	650
			Kimco Realty Corp. (ö)	321,605	5,470
Tritax EuroBox PLC(ö)(Þ)	662,271	811
			Liberty Property Trust(ö)	97,911	4,615

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 347

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Life Storage, Inc. (ö)	57,278	5,628	U. S. Cash Collateral Fund(@)(×)	18,259,828 (8)	18,260
Macerich Co. (The)(ö)	195,133	9,007	Total Other Securities
			(cost $18,260)		18,260
Mack-Cali Realty Corp. (ö)	150,643	3,104
MGM Growth Properties LLC Class A(ö)	78,599	2,437	Total Investments 101.5%
Mid-America Apartment Communities,			(identified cost $895,867)		1,051,916
Inc. (ö)	74,892	7,585
Omega Healthcare Investors, Inc. (Ñ)(ö)	94,291	3,789	Other Assets and Liabilities, Net
Paramount Group, Inc. (ö)	279,063	4,041	- (1.5%)		(16,043)
Park Hotels & Resorts, Inc. (ö)	147,672	4,440	Net Assets - 100.0%		1,035,873
Pebblebrook Hotel Trust(Ñ)(ö)	125,844	4,034
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	33,077	244
Physicians Realty Trust(ö)	121,199	2,194
Prologis, Inc. (ö)	407,381	28,174
Public Storage(ö)	19,790	4,206
QTS Realty Trust, Inc. Class A(ö)	14,161	596
Realty Income Corp. (ö)	230,122	15,807
Regency Centers Corp. (ö)	242,458	15,760

Retail Properties of America, Inc. Class
A(ö)	171,354	2,166
Rexford Industrial Realty, Inc. (ö)	136,576	4,589
RLJ Lodging Trust(ö)	165,255	3,066
Ryman Hospitality Properties, Inc. (ö)	69,714	5,602
Sabra Health Care REIT, Inc. (ö)	262,552	5,393
SBA Communications Corp. (ö)	28,389	5,182
Simon Property Group, Inc. (ö)	194,588	35,439
SITE Centers Corp. (ö)	156,461	2,044
SL Green Realty Corp. (ö)	176,647	16,328
STORE Capital Corp. (ö)	157,576	5,092
Sun Communities, Inc. (ö)	58,154	6,392
Sunstone Hotel Investors, Inc. (ö)	560,583	8,017
Taubman Centers, Inc. (ö)	46,899	2,336
UDR, Inc. (ö)	433,851	18,982
Ventas, Inc. (ö)	127,700	8,236
VEREIT, Inc. (ö)	930,999	7,522
VICI Properties, Inc. (ö)	206,214	4,440
Vornado Realty Trust(ö)	267,590	18,708
Weingarten Realty Investors(ö)	180,974	5,192
Welltower, Inc. (ö)	353,513	27,395
		527,617

Total Common Stocks
(cost $850,306)		1,006,349

Short-Term Investments - 2.6%
United States - 2.6%
U. S. Cash Management Fund(@)	27,301,888 (8)	27,307
Total Short-Term Investments
(cost $27,301)		27,307

Other Securities - 1.8%
See accompanying notes which are an integral part of this quarterly report.

348 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)			Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.8%
ADO Properties SA	01/22/16	EUR	59,683		37.58	2,487	3,578
Entra ASA	10/15/15	NOK	279,034		10.33	3,123	4,041
Tritax EuroBox PLC	07/04/18	EUR	662,271		1.41	980	811
							8,430
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Dow Jones U. S. Real Estate Index Futures		513	USD	16,908	03/19		680
FTSE/EPRA Europe Index Futures		220	EUR	4,814	03/19		397
Hang Seng Index Futures		14	HKD	19,639	02/19		44
MSCI Singapore Index Futures		28	SGD	1,004	02/19		(2)
S&P/TSX 60 Index Futures		6	CAD	1,113	03/19		47
SPI 200 Index Futures		15	AUD	2,177	03/19		65
TOPIX Index Futures		24	JPY	376,319	03/19		(60)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,171

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	11	JPY	1,201	02/01/19	—
Bank of America	USD	51	JPY	5,580	02/01/19	—
Bank of America	USD	15	JPY	1,605	02/04/19	—
Bank of America	USD	83	JPY	9,090	02/04/19	2
Bank of America	USD	36	SGD	48	02/01/19	—
Bank of America	USD	90	SGD	122	02/01/19	—
Bank of America	USD	96	SGD	130	02/01/19	—
Bank of America	GBP	—	USD	—	02/01/19	—
Bank of America	GBP	3	USD	5	02/01/19	—
Bank of America	GBP	77	USD	100	02/01/19	—
Bank of America	HKD	132	USD	17	02/08/19	—
Bank of America	HKD	177	USD	23	02/08/19	—
Bank of America	HKD	820	USD	105	02/08/19	—
Bank of America	JPY	10,956	USD	101	02/05/19	—
Brown Brothers Harriman	USD	361	AUD	490	03/20/19	(5)
Brown Brothers Harriman	USD	1,581	AUD	2,150	03/20/19	(18)
Brown Brothers Harriman	USD	189	CAD	248	03/20/19	1
Brown Brothers Harriman	USD	969	CAD	1,280	03/20/19	6
Brown Brothers Harriman	USD	13	EUR	11	02/01/19	—
Brown Brothers Harriman	USD	35	EUR	31	02/01/19	—
Brown Brothers Harriman	USD	36	EUR	31	02/01/19	—
Brown Brothers Harriman	USD	70	EUR	61	02/04/19	—
Brown Brothers Harriman	USD	367	EUR	321	02/04/19	—
Brown Brothers Harriman	USD	1,275	EUR	1,113	03/20/19	4
Brown Brothers Harriman	USD	5,233	EUR	4,570	03/20/19	18
Brown Brothers Harriman	USD	26	HKD	205	02/08/19	—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 349

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	46	HKD	358	02/08/19	—
Brown Brothers Harriman	USD	91	HKD	717	02/08/19	—
Brown Brothers Harriman	USD	313	HKD	2,458	02/08/19	—
Brown Brothers Harriman	USD	608	HKD	4,770	02/08/19	—
Brown Brothers Harriman	USD	625	HKD	4,870	03/20/19	(3)
Brown Brothers Harriman	USD	2,625	HKD	20,450	03/20/19	(15)
Brown Brothers Harriman	USD	34	JPY	3,656	02/05/19	—
Brown Brothers Harriman	USD	846	JPY	94,720	03/20/19	27
Brown Brothers Harriman	USD	3,395	JPY	379,160	03/20/19	99
Brown Brothers Harriman	USD	16	SGD	22	02/04/19	—
Brown Brothers Harriman	USD	839	SGD	1,129	02/04/19	(1)
Brown Brothers Harriman	USD	200	SGD	273	03/20/19	2
Brown Brothers Harriman	USD	706	SGD	960	03/20/19	8
Brown Brothers Harriman	AUD	140	USD	101	03/20/19	—
Brown Brothers Harriman	AUD	290	USD	208	03/20/19	(3)
Brown Brothers Harriman	AUD	540	USD	381	03/20/19	(12)
Brown Brothers Harriman	AUD	600	USD	428	03/20/19	(9)
Brown Brothers Harriman	AUD	690	USD	487	03/20/19	(15)
Brown Brothers Harriman	AUD	840	USD	606	03/20/19	(5)
Brown Brothers Harriman	CAD	170	USD	125	03/20/19	(5)
Brown Brothers Harriman	CAD	170	USD	126	03/20/19	(3)
Brown Brothers Harriman	CAD	170	USD	127	03/20/19	(3)
Brown Brothers Harriman	CAD	180	USD	136	03/20/19	(2)
Brown Brothers Harriman	CAD	330	USD	243	03/20/19	(9)
Brown Brothers Harriman	CAD	340	USD	253	03/20/19	(6)
Brown Brothers Harriman	CAD	540	USD	404	03/20/19	(8)
Brown Brothers Harriman	CAD	550	USD	411	03/20/19	(8)
Brown Brothers Harriman	EUR	9	USD	10	02/04/19	—
Brown Brothers Harriman	EUR	17	USD	19	02/04/19	—
Brown Brothers Harriman	EUR	89	USD	102	02/04/19	—
Brown Brothers Harriman	EUR	118	USD	135	02/04/19	—
Brown Brothers Harriman	EUR	430	USD	493	03/20/19	(1)
Brown Brothers Harriman	EUR	450	USD	515	03/20/19	(2)
Brown Brothers Harriman	EUR	500	USD	573	03/20/19	(2)
Brown Brothers Harriman	EUR	920	USD	1,063	03/20/19	6
Brown Brothers Harriman	EUR	1,330	USD	1,522	03/20/19	(6)
Brown Brothers Harriman	EUR	1,520	USD	1,736	03/20/19	(11)
Brown Brothers Harriman	EUR	1,580	USD	1,810	03/20/19	(5)
Brown Brothers Harriman	EUR	1,610	USD	1,854	03/20/19	5
Brown Brothers Harriman	GBP	9	USD	12	02/01/19	—
Brown Brothers Harriman	GBP	10	USD	13	02/01/19	—
Brown Brothers Harriman	GBP	73	USD	96	02/01/19	—
Brown Brothers Harriman	GBP	37	USD	49	02/04/19	—
Brown Brothers Harriman	GBP	73	USD	96	02/04/19	—
Brown Brothers Harriman	HKD	2,995	USD	382	02/08/19	—
Brown Brothers Harriman	HKD	7,596	USD	968	02/08/19	—
Brown Brothers Harriman	HKD	1,330	USD	170	03/20/19	—
Brown Brothers Harriman	HKD	1,410	USD	180	03/20/19	—
Brown Brothers Harriman	HKD	2,600	USD	333	03/20/19	1
Brown Brothers Harriman	HKD	3,830	USD	490	03/20/19	1
Brown Brothers Harriman	HKD	5,060	USD	647	03/20/19	1
Brown Brothers Harriman	HKD	6,390	USD	818	03/20/19	2
Brown Brothers Harriman	HKD	6,420	USD	823	03/20/19	3
Brown Brothers Harriman	HKD	7,770	USD	995	03/20/19	3
Brown Brothers Harriman	JPY	31,260	USD	287	03/20/19	(1)
Brown Brothers Harriman	JPY	31,650	USD	281	03/20/19	(11)
Brown Brothers Harriman	JPY	46,190	USD	425	03/20/19	—
Brown Brothers Harriman	JPY	76,920	USD	697	03/20/19	(12)

See accompanying notes which are an integral part of this quarterly report.

350 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	103,940	USD	947	03/20/19	(10)
Brown Brothers Harriman	JPY	104,680	USD	947	03/20/19	(17)
Brown Brothers Harriman	JPY	112,640	USD	1,002	03/20/19	(35)
Brown Brothers Harriman	JPY	140,850	USD	1,262	03/20/19	(36)
Brown Brothers Harriman	SEK	568	USD	63	02/04/19	—
Brown Brothers Harriman	SGD	70	USD	51	03/20/19	(1)
Brown Brothers Harriman	SGD	240	USD	175	03/20/19	(3)
Brown Brothers Harriman	SGD	270	USD	197	03/20/19	(4)
Brown Brothers Harriman	SGD	310	USD	227	03/20/19	(3)
Brown Brothers Harriman	SGD	340	USD	248	03/20/19	(5)
Brown Brothers Harriman	SGD	350	USD	256	03/20/19	(4)
Citigroup	USD	361	AUD	490	03/20/19	(5)
Citigroup	USD	188	CAD	248	03/20/19	1
Citigroup	USD	1,275	EUR	1,113	03/20/19	4
Citigroup	USD	625	HKD	4,870	03/20/19	(3)
Citigroup	USD	845	JPY	94,720	03/20/19	27
Citigroup	USD	200	SGD	273	03/20/19	2
Merrill Lynch	USD	30	CAD	39	02/01/19	—
Merrill Lynch	USD	183	JPY	19,820	02/04/19	(1)
Royal Bank of Canada	USD	360	AUD	490	03/20/19	(4)
Royal Bank of Canada	USD	1,710	AUD	2,380	03/20/19	21
Royal Bank of Canada	USD	188	CAD	248	03/20/19	1
Royal Bank of Canada	USD	1,723	CAD	2,300	03/20/19	29
Royal Bank of Canada	USD	1,273	EUR	1,113	03/20/19	6
Royal Bank of Canada	USD	625	HKD	4,870	03/20/19	(3)
Royal Bank of Canada	USD	3,684	HKD	28,730	03/20/19	(17)
Royal Bank of Canada	USD	847	JPY	94,720	03/20/19	26
Royal Bank of Canada	USD	5,106	JPY	574,200	03/20/19	185
Royal Bank of Canada	USD	200	SGD	273	03/20/19	2
Royal Bank of Canada	USD	1,027	SGD	1,410	03/20/19	22
Royal Bank of Canada	AUD	280	USD	200	03/20/19	(3)
Royal Bank of Canada	AUD	280	USD	200	03/20/19	(4)
Royal Bank of Canada	CAD	180	USD	136	03/20/19	(1)
Royal Bank of Canada	EUR	480	USD	550	03/20/19	(1)
Royal Bank of Canada	EUR	730	USD	840	03/20/19	1
Royal Bank of Canada	GBP	72	USD	94	02/01/19	—
Royal Bank of Canada	HKD	118	USD	15	02/01/19	—
Royal Bank of Canada	HKD	198	USD	25	02/01/19	—
Royal Bank of Canada	HKD	262	USD	33	02/01/19	—
Royal Bank of Canada	HKD	627	USD	80	02/01/19	—
Royal Bank of Canada	HKD	783	USD	100	02/01/19	—
Royal Bank of Canada	HKD	3,890	USD	497	03/20/19	1
Royal Bank of Canada	JPY	45,640	USD	422	03/20/19	1
Royal Bank of Canada	JPY	72,590	USD	673	03/20/19	4
Royal Bank of Canada	SGD	200	USD	147	03/20/19	(1)
State Street	AUD	150	USD	108	03/20/19	(1)
State Street	CAD	530	USD	398	03/20/19	(8)
State Street	EUR	440	USD	503	03/20/19	(3)
State Street	HKD	2,710	USD	346	03/20/19	—
State Street	JPY	30,960	USD	283	03/20/19	(2)
State Street	SGD	220	USD	162	03/20/19	(1)
UBS	USD	7,723	EUR	6,780	03/20/19	68
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						233

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 351

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$39,220	$—	$—	$39,220
Austria	—	2,267	—	—	2,267
Belgium	—	1,992	—	—	1,992
Canada	21,914	—	—	—	21,914
China	—	3,653	—	—	3,653
Finland	—	411	—	—	411
France	—	26,621	—	—	26,621
Germany	—	37,234	—	—	37,234
Hong Kong	—	106,642	—	—	106,642
Ireland	—	2,730	—	—	2,730
Japan	—	108,462	—	—	108,462
Netherlands	11,169	6,348	—	—	17,517
Norway	—	4,041	—	—	4,041
Singapore	—	13,004	—	—	13,004
Spain	—	13,063	—	—	13,063
Sweden	—	12,807	—	—	12,807
Switzerland	—	3,976	—	—	3,976
United Kingdom	—	63,178	—	—	63,178
United States	527,617	—	—	—	527,617
Short-Term Investments	—	—	—	27,307	27,307
Other Securities	—	—	—	18,260	18,260
Total Investments	560,700	445,649	—	45,567	1,051,916

Other Financial Instruments
Assets
Futures Contracts	1,233	—	—	—	1,233
Foreign Currency Exchange Contracts	3	587	—	—	590
Liabilities
Futures Contracts	(62)	—	—	—	(62)
Foreign Currency Exchange Contracts	(3)	(354)	—	—	(357)
Total Other Financial Instruments*	$1,171	$233	$—	$—	$1,404

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

352 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	324,932
Healthcare	62,480
Industrial	68,447
Lodging/Resorts	40,016
Office	147,660
Residential	162,165
Retail	166,881
Self Storage	33,768
Short-Term Investments	27,307
Other Securities	18,260
Total Investments	1,051,916

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 353

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 49.6%			9.000% due 10/01/25 (Þ)	3,410	3,521
Asset-Backed Securities - 0.4%			Bank of America Corp.
CKE Restaurants Holdings, Inc.			Series AA
Series 2018-1A Class AI			6.100% due 12/31/49 (Ê)(ƒ)	635	667
4.250% due 06/20/48 (Þ)	584	588	Series X
DB Master Finance LLC			6.250% due 09/29/49 (Ê)(ƒ)	1,130	1,190
Series 2017-1A Class A2II			Series Z
4.030% due 11/20/47 (Þ)	871	856	6.500% due 12/31/49 (Ê)(ƒ)	575	618
DPABS Trust			BCD Acquisition, Inc.
Series 2017-1A Class A2I			9.625% due 09/15/23 (Þ)	2,590	2,739
2.995% due 07/25/47 (Ê)(Þ)	1,138	1,134	Beacon Escrow Corp.
Jimmy John's Funding LLC			4.875% due 11/01/25 (Þ)	165	154
Series 2017-1A Class A2I			Berry Global, Inc.
3.610% due 07/30/47 (Þ)	207	207	4.500% due 02/15/26 (Þ)	248	234
Santander Drive Auto Receivables Trust			Big River Steel LLC / BRS Finance
Series 2018-3 Class C			Corp.
3.510% due 08/15/23	445	447	7.250% due 09/01/25 (Þ)	840	881
Sound Point CLO XIX, Ltd.			BlackRock Capital Investment Corp.
Series 2018-1A Class E			5.000% due 06/15/22	342	335
8.437% due 04/15/31 (Ê)(Þ)	700	649	Boardwalk Pipelines LP
ZAIS CLO 11, Ltd.			5.950% due 06/01/26	455	471
Series 2018-11A Class E			Brixmor Operating Partnership, LP
9.582% due 01/20/32 (Ê)(Þ)	750	731	4.125% due 06/15/26	330	321
			Broadcom Corp. / Broadcom Cayman
		4,612	Finance, Ltd.
Corporate Bonds and Notes - 14.3%			Series WI
Acorda Therapeutics, Inc.			3.625% due 01/15/24		297
1.750% due 06/15/21	945	836	3.125% due 01/15/25	360 305	333
AES Corp. (The)			Bunge Limited Finance Corp.
4.500% due 03/15/23	85	85	3.750% due 09/25/27	310	278
4.875% due 05/15/23	60	61	CalAmp Corp.
Air Lease Corp.			1.625% due 05/15/20		285
4.250% due 02/01/24	280	280	Capital One Financial Corp.	296

Alexandria Real Estate Equities, Inc.			3.900% due 01/29/24	335	338
3.450% due 04/30/25	520	508	Cardtronics, Inc.
3.950% due 01/15/28	170	165	1.000% due 12/01/20	1,432	1,353
American Airlines Pass-Through Trust			CBS Radio, Inc.
Series A Class A			7.250% due 11/01/24 (Ñ)(Þ)	325	306
3.650% due 06/15/28	766	730	CCO Holdings LLC / CCO Holdings
American Airlines, Inc. Pass-Through			Capital Corp.
Certificates Trust			Series DMTN
Series 2017-1B Class B			5.000% due 02/01/28 (Þ)	1,980	1,882
4.950% due 02/15/25 (Ñ)	487	489	CenterPoint Energy, Inc.
American International Group, Inc.			Series A
Series A-9			6.125% due 12/31/99 (Ê)(ƒ)	410	410
5.750% due 04/01/48 (Ê)	198	185	Century Aluminum Co.
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25	125	128	7.500% due 06/01/21 (Þ)	2,500	2,494
			CenturyLink, Inc.
4.750% due 01/23/29	105	109	Series G
Apex Tool Group LLC / BC Mountain			6.875% due 01/15/28	1,860	1,692
Finance, Inc.			Charles Schwab Corp. (The)
9.000% due 02/15/23 (Þ)	2,470	2,223	7.000% due 12/31/99 (Ê)(ƒ)	300	317
Apollo Commercial Real Estate Finance,			Charter Communications Operating LLC
Inc.			/ Charter Communications Operating
4.750% due 08/23/22	883	854	Capital
Arbor Realty Trust, Inc.			Cimarex Energy Co.
5.250% due 07/01/21 (Þ)	1,089	1,092	5.750% due 04/01/48 (Ñ)	275	274
ASP AMC Merger Sub, Inc.
8.000% due 05/15/25 (Þ)	568	284	4.375% due 06/01/24	95	96
Assurant, Inc.			Citigroup, Inc.
7.000% due 03/27/48 (Ê)	680	656	5.900% due 12/31/49 (Ê)(ƒ)	510	515
AssuredPartners, Inc.			Series R
7.000% due 08/15/25 (Þ)	3,440	3,285	6.125% due 12/31/49 (Ê)(ƒ)	484	491
			Series T
Avantor, Inc.			6.250% due 12/29/49 (Ê)(ƒ)	650	673

See accompanying notes which are an integral part of this quarterly report.

354 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Citizens Financial Group, Inc.			Foresight Energy LLC / Foresight
Series C			Energy Finance Corp.
6.375% due 12/31/99 (Ê)(ƒ)	260	256	11.500% due 04/01/23 (Þ)	4,130	3,541
Clovis Oncology, Inc.			Forestar Group, Inc.
2.500% due 09/15/21	525	479	3.750% due 03/01/20	907	896
CoBank ACB			Fox Corp.
Series I			4.030% due 01/25/24 (Þ)	95	97
6.250% due 12/29/49 (Ê)(ƒ)(Ñ)	330	340	5.576% due 01/25/49 (Þ)	345	366
Colony Capital, Inc.			Freeport-McMoRan, Inc.
3.875% due 01/15/21	1,811	1,714	4.550% due 11/14/24	97	93
Comcast Corp.			Frontier Communications Corp.
3.375% due 08/15/25	220	221	8.500% due 04/01/26 (Þ)	80	73
Communications Sales & Leasing, Inc. /			GE Capital International Funding Co.
CSL Capital LLC			Unlimited Co.
Series WI			4.418% due 11/15/35	430	384
8.250% due 10/15/23	2,420	2,239	General Electric Co.
CRC Escrow Issuer LLC / CRC Finco,			5.875% due 01/14/38	335	340
Inc.			Series D
5.250% due 10/15/25 (Þ)	211	197	5.000% due 12/29/49 (Ê)(ƒ)(Ñ)	1,314	1,156
Crown Castle Towers LLC			Series GMTN
3.720% due 07/15/23 (Þ)	755	753	4.625% due 01/07/21	400	407
CSC Holdings LLC			6.875% due 01/10/39	210	233
5.500% due 04/15/27 (Þ)	97	95	General Motors Financial Co. , Inc.
5.375% due 02/01/28 (Þ)	69	66	4.200% due 11/06/21	175	176
CSTN Merger Sub, Inc.			4.350% due 04/09/25	260	252
Series 000E			Global Eagle Entertainment, Inc.
6.750% due 08/15/24 (Þ)	2,570	2,422	2.750% due 02/15/35	215	151
Dell International LLC / EMC Corp.			GNC Holdings, Inc.
4.420% due 06/15/21 (Þ)	70	71	1.500% due 08/15/20	543	375
Depomed, Inc.			Goldman Sachs BDC, Inc.
2.500% due 09/01/21	400	283	4.500% due 04/01/22	734	717
Diamondback Energy, Inc.			Goldman Sachs Group, Inc. (The)
4.750% due 11/01/24 (Þ)	255	254	5.750% due 01/24/22	475	510
Discover Financial Services			3.875% due 04/26/22 (Ê)	870	873
3.850% due 11/21/22	385	385	Series M
Dresdner Funding Trust I			5.375% due 12/31/49 (Ê)(ƒ)	255	254
8.151% due 06/30/31 (Þ)	400	484	Granite Point Mortgage Trust, Inc.
Echo Global Logistics, Inc.			5.625% due 12/01/22 (Þ)	625	633
2.500% due 05/01/20	154	151	Gray Television, Inc.
Enbridge Energy Partners, LP			5.125% due 10/15/24 (Þ)	285	277
6.595% due 10/01/37 (Ê)	450	450	Green Plains, Inc.
7.375% due 10/15/45	340	461	4.125% due 09/01/22	999	896
Encore Capital Group, Inc.			GTT Communications, Inc.
2.875% due 03/15/21	1,054	930	Series 144a
Energy Transfer Operating LP			7.875% due 12/31/24 (Ñ)(Þ)	5,123	4,508
6.250% due 04/15/49	200	213	Hannon Armstrong Sustainable
Energy Ventures Gom LLC / EnVen			Infrastructure Capital, Inc.
Finance Corp.			4.125% due 09/01/22	437	420
11.000% due 02/15/23 (Þ)	400	428	HCA, Inc.
Envision Healthcare Corp.			5.875% due 02/01/29	185	194
8.750% due 10/15/26 (Ñ)(Þ)	3,330	3,037	HCI Group, Inc.
Fidelity National Financial, Inc.			4.250% due 03/01/37(Þ)	210	208
4.500% due 08/15/28 (Þ)	735	730	Helix Energy Solutions Group, Inc.
Finisar Corp.			4.250% due 05/01/22	345	331
0.500% due 12/15/36	1,025	993	Hercules Capital, Inc.
FireEye, Inc.			4.375% due 02/01/22	792	765
Series A			High Ridge Brands Co.
1.000% due 06/01/35	673	650	8.875% due 03/15/25 (Þ)	1,640	705
Flexion Therapeutics, Inc.			Hope Bancorp, Inc.
3.375% due 05/01/24	210	190	2.000% due 05/15/38 (Þ)	950	849
Ford Motor Credit Co. LLC			HUB International, Ltd.
5.085% due 01/07/21	200	203	7.000% due 05/01/26 (Þ)	2,760	2,677
3.336% due 03/18/21	200	195	Infinera Corp.
			2.125% due 09/01/24	170	128

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 355

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Intercept Pharmaceuticals, Inc.			3.750% due 02/01/23	580	391
3.250% due 07/01/23	166	164	NVA Holdings, Inc.
Iron Mountain US Holdings, Inc.			6.875% due 04/01/26 (Þ)	1,470	1,403
5.375% due 06/01/26 (Þ)	101	96	Opal Acquisition, Inc.
Iron Mountain, Inc.			Series 144a
4.375% due 06/01/21 (Þ)	101	101	7.500% due 07/01/24 (Þ)	2,988	2,809
5.250% due 03/15/28 (Þ)	188	175	10.000% due 10/01/24 (Þ)	2,572	1,993
Jack Ohio Finance LLC / Jack Ohio			Optimas OE Solutions Holding LLC /
Finance 1 Corp.			Optimas OE Solutions, Inc.
10.250% due 11/15/22 (Þ)	1,450	1,562	8.625% due 06/01/21 (Þ)	3,340	3,090
JPMorgan Chase & Co.			Pandora Media, Inc.
4.009% due 10/24/23 (Ê)	750	759	1.750% due 12/01/20	1,068	1,057
3.797% due 07/23/24 (Ê)	580	589	Patrick Industries, Inc.
Series 1			1.000% due 02/01/23 (Þ)	535	444
6.221% due 04/29/49 (Ê)(ƒ)	452	454	Pattern Energy Group, Inc.
Series S			4.000% due 07/15/20	1,200	1,206
6.750% due 01/29/49 (Ê)(ƒ)	1,344	1,449	PDL BioPharma, Inc.
Series Z			2.750% due 12/01/21	275	290
5.300% due 12/29/49 (Ê)(ƒ)	325	330	PennyMac Corp.
KKR Real Estate Finance Trust, Inc.			5.375% due 05/01/20	1,661	1,642
6.125% due 05/15/23 (Þ)	1,350	1,341	Plains All American Pipeline, LP / PAA
Land O'Lakes, Inc.			Finance Corp.
Series 144a			4.650% due 10/15/25	250	254
7.250% due 12/31/99 (ƒ)(Þ)	185	182	Plastipak Holdings, Inc.
Liberty Mutual Group, Inc.			6.250% due 10/15/25 (Þ)	3,225	2,911
7.800% due 03/15/37 (Þ)	300	339	PNC Financial Services Group, Inc.
Lithia Motors, Inc.			(The)
5.250% due 08/01/25 (Þ)	134	129	Series O
Macquarie Infrastructure Corp.			6.750% due 12/31/49 (Ê)(ƒ)	450	471
2.000% due 10/01/23	702	610	Polaris Intermediate Corp.
Medicines Co. (The)			8.500% due 12/01/22 (Þ)	4,400	4,223
2.750% due 07/15/23	140	110	Post Holdings, Inc.
MetLife Capital Trust IV			5.500% due 03/01/25 (Þ)	125	124
7.875% due 12/15/37 (Þ)	700	835	5.750% due 03/01/27 (Þ)	97	95
MetLife, Inc.			PRA Group, Inc.
9.250% due 04/08/38 (Þ)	650	840	3.000% due 08/01/20	1,550	1,483
10.750% due 08/01/39	546	819	Prospect Capital Corp.
Series C			4.750% due 04/15/20	44	44
5.250% due 12/29/49 (Ê)(ƒ)	541	543	Prudential Financial, Inc.
Series D			5.875% due 09/15/42 (Ê)	880	915
5.875% due 12/31/99 (Ê)(ƒ)	203	202	5.625% due 06/15/43 (Ê)	1,566	1,622
MGM Resorts International			5.200% due 03/15/44 (Ê)	475	463
6.625% due 12/15/21	245	259	QVC, Inc.
Midas Intermediate Holdco II LLC			4.375% due 03/15/23	120	121
7.875% due 10/01/22 (Þ)	1,370	1,267	Rackspace Hosting, Inc.
Morgan Stanley			8.625% due 11/15/24 (Ñ)(Þ)	554	464
Series GMTN			Radiate HoldCo LLC / Radiate Finance,
1.750% due 01/30/25	965	1,137	Inc.
Series J			6.875% due 02/15/23 (Þ)	97	93
Multi-Color Corp.			Radio One, Inc.
5.550% due 12/31/49 (Ê)(ƒ)	400	402	7.375% due 04/15/22 (Þ)	3,275	3,144
Nevro Corp.			Radius Health, Inc.
4.875% due 11/01/25 (Þ)	107	102	3.000% due 09/01/24	170	138
1.750% due 06/01/21	689	663	RegionalCare Hospital Partners
New York Mortgage Trust, Inc.			Holdings, Inc.
6.250% due 01/15/22	1,166	1,150	8.250% due 05/01/23 (Þ)	2,140	2,266
			Resolute Energy Corp.
Nexstar Broadcasting, Inc.			8.500% due 05/01/20		1,965
5.625% due 08/01/24 (Þ)	475	460	Resource Capital Corp.	1,960
NFP Corp.			4.500% due 08/15/22		375
6.875% due 07/15/25 (Þ)	2,040	1,938	RP Crown Parent LLC	380
NiSource, Inc.			7.375% due 10/15/24 (Þ)		1,673
5.650% due 12/31/99 (Ê)(ƒ)(Þ)	350	337	Sabine Pass Liquefaction LLC	1,644
Novavax, Inc.

See accompanying notes which are an integral part of this quarterly report.

356 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			Wells Fargo & Co.
5.875% due 06/30/26	375	408	Series K
5.000% due 03/15/27	400	414	6.558% due 03/29/49 (Ê)(ƒ)	1,315	1,324
SBA Tower Trust			Series U
2.877% due 07/09/21 (Þ)	220	216	5.875% due 12/31/49 (Ê)(ƒ)(Ñ)	351	364
3.448% due 03/15/23 (Þ)	1,340	1,332	Wells Fargo Capital X
SEACOR Holdings, Inc.			5.950% due 12/15/36	440	470
3.000% due 11/15/28	1,747	1,640	West Corp.
Simmons Foods, Inc.			Series 0005
5.750% due 11/01/24 (Þ)	80	65	8.500% due 10/15/25 (Þ)	2,610	2,176
Sirius XM Radio, Inc.			West Street Merger Sub, Inc.
5.375% due 07/15/26 (Þ)	760	753	6.375% due 09/01/25 (Þ)	2,180	1,973
Southern California Edison Co.			Western Asset Mortgage Capital Corp.
Series E			6.750% due 10/01/22	760	722
6.250% due 08/29/49 (Ê)(ƒ)	350	329	Western Digital Corp.
SRS Distribution, Inc.			1.500% due 02/01/24 (Þ)	860	739
8.250% due 07/01/26 (Ñ)(Þ)	2,650	2,557	Whiting Petroleum Corp.
SunPower Corp.			1.250% due 04/01/20	1,852	1,773
4.000% due 01/15/23	157	123	Wynn Las Vegas LLC / Wynn Las Vegas
Surgery Center Holdings, Inc.			Capital Corp.
6.750% due 07/01/25 (Ñ)(Þ)	4,340	4,015	4.250% due 05/30/23 (Ñ)(Þ)	275	268
Team Health Holdings, Inc.			5.250% due 05/15/27 (Þ)	97	91
6.375% due 02/01/25 (Ñ)(Þ)	1,940	1,573	Xerox Corp.
TerraForm Power Operating LLC			2.800% due 05/15/20	115	112
4.250% due 01/31/23 (Þ)	98	96	Zillow Group, Inc.
5.000% due 01/31/28 (Þ)	98	91	1.500% due 07/01/23	825	730
Teva Pharmaceutical Finance Co. LLC					175,885
Series C			International Debt - 7.6%
0.250% due 02/01/26	825	762	Adani Ports and Special Economic
The Southern Co.			Zone, Ltd.
Series B			Series REGS
5.500% due 03/15/57 (Ê)	475	472	3.500% due 07/29/20	230	228
Townsquare Media, Inc.			3.950% due 01/19/22	500	495
Series 144a			AerCap Ireland Capital, Ltd. / AerCap
6.500% due 04/01/23 (Þ)	1,070	990	Global Aviation Trust
TransDigm, Inc.			4.625% due 07/01/22	250	251
Series WI			4.875% due 01/16/24	285	290
6.375% due 06/15/26	2,207	2,124	AI Mistral Luxembourg Subco Sarl Term
Trident Merger Sub, Inc.			Loan B
6.625% due 11/01/25 (Þ)	1,500	1,395	5.499% due 03/09/24 (~)(Ê)	966	909
Two Harbors Investment Corp.			AIA Group, Ltd.
6.250% due 01/15/22	724	727	3.900% due 04/06/28 (Þ)	765	771
Uniti Group LP			Albea Beauty Holdings SA Term Loan
7.125% due 12/15/24 (Þ)	2,920	2,577	5.803% due 04/22/24 (Ê)	1	1
US Bancorp			5.887% due 04/22/24 (Ê)	356	345
Series I			Alibaba Group Holding, Ltd.
5.125% due 12/29/49 (Ê)(ƒ)	267	269	Series WI
Vector Group, Ltd.			3.600% due 11/28/24	420	423
1.750% due 04/15/20 (~)(Ê)	720	730	Alpha 3 BV Term Loan B
Veeco Instruments, Inc.			5.803% due 01/31/24 (Ê)	444	430
2.700% due 01/15/23	652	535	Anglo American Capital PLC
VEREIT Operating Partnership, LP			4.125% due 04/15/21 (Þ)	270	270
3.950% due 08/15/27	435	413	Aquarius + Investments PLC
ViaSat, Inc.			6.375% due 09/01/24 (Ê)	200	202
5.625% due 09/15/25 (Þ)	530	498	Arterra Wines Canada, Inc. 1st Lien
Vitamin Shoppe, Inc.			Term Loan B1
2.250% due 12/01/20	430	410	AT Securities BV	273	268
Vizient, Inc.			5.542% due 12/15/23 (Ê)
10.375% due 03/01/24 (Þ)	4,230	4,583	5.250% due 12/31/99 (~)(Ê)(ƒ)	250	233
Voya Financial, Inc.			AXA SA
5.650% due 05/15/53 (Ê)	790	766	Baffinland Iron Corp.	200	204
Series A			6.379% due 12/14/49 (Ê)(ƒ)(Þ)
6.125% due 12/31/99 (Ê)(ƒ)	260	257	8.750% due 07/15/26 (Þ)	2,770	2,748
			Baidu, Inc.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 357

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.875% due 09/29/23	600	599	Eastern Creation II Investment
4.375% due 05/14/24	275	280	Holdings, Ltd.
Bank of America Corp.			2.750% due 09/26/20	800	787
1.379% due 02/07/25 (~)(Ê)	1,100	1,280	Electricite de France SA
Bank of China (Hong Kong), Ltd.			5.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,150	1,139
5.900% due 12/31/99 (Ê)(ƒ)(Þ)	800	824	Emera, Inc.
Barclays Bank PLC			Series 16-A
5.140% due 10/14/20	300	307	6.750% due 06/15/76 (Ê)	1,137	1,160
Barclays PLC			Enbridge, Inc.
4.337% due 01/10/28	210	202	6.250% due 03/01/78 (Ê)	495	470
7.875% due 12/31/49 (~)(Ê)(ƒ)	400	416	Series 16-A
7.750% due 12/31/99 (Ê)(ƒ)	600	598	6.000% due 01/15/77 (Ê)	660	630
BBVA Bancomer SA			Enel SpA
Series REGS			8.750% due 09/24/73 (Ê)(Þ)	1,500	1,604
6.500% due 03/10/21	345	357	Eni SpA
Becton, Dickinson and Co.			Series X-R
3.020% due 05/24/25	270	356	4.000% due 09/12/23 (Þ)	370	373
1.900% due 12/15/26	375	433	Ensco Jersey Finance, Ltd.
BHP Billiton Finance USA, Ltd.			3.000% due 01/31/24 (Ñ)	1,053	820
6.250% due 10/19/75 (Ê)(Þ)	400	414	Equate Petrochemical BV
BNP Paribas SA			Series REGS
6.750% due 10/19/75 (Ê)(Þ)	1,350	1,471	4.250% due 11/03/26	200	199
6.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	203	Evergreen Skills Lux Sarl 1st Lien Term
7.625% due 12/29/49 (Ê)(ƒ)(Þ)	800	842	7.249% Loan due 04/28/21 (~)(Ê)	4,760	3,870
7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	523	Evergreen Skills Lux Sarl 2nd Lien
Series 144a			Term Loan
7.375% due 12/31/49 (Ê)(ƒ)(Þ)	300	312	10.749% due 04/28/22 (Ê)	2,030	1,039
CEMEX SAB de CV			Fly Leasing, Ltd.
3.720% due 03/15/20	1,262	1,241	Series 0005
CIFC Funding, Ltd.			5.250% due 10/15/24 (Ñ)	293	272
Series 2019-4A Class DR			Fukoku Mutual Life Insurance Co.
9.961% due 10/20/27 (Ê)(Þ)	325	322	6.500% due 09/29/49 (~)(Ê)(ƒ)	1,050	1,112
Cooperatieve Rabobank UA			Garda World Security Corp. Term Loan
11.000% due 06/29/49 (Ê)(ƒ)(Þ)	650	668	B
CRCC Yupeng, Ltd.			6.236% due 05/26/24 (Ê)	215	211
3.950% due 02/28/49 (~)(Ê)(ƒ)	695	695	GFL Environmental, Inc.
Credit Agricole SA			5.375% due 03/01/23 (Þ)	300	281
8.125% due 12/31/49 (Ê)(ƒ)(Þ)	600	650	GFL Environmental, Inc. 1st Lien Term
Credit Suisse Group AG			Loan B
7.125% due 12/29/49 (~)(Ê)(ƒ)	400	411	5.499% due 05/31/25 (Ê)	374	360
Series 144a			Ghana Government International Bond
7.500% due 12/31/99 (Ê)(ƒ)(Þ)	600	612	Series REGS
Credit Suisse Group Funding, Ltd.			7.875% due 08/07/23	25	26
Series WI			Guggenheim CLO LLC
3.750% due 03/26/25	265	259	Series 2018-1A Class DR
CSCEC Finance (Cayman) II Co.			9.377% due 10/15/31 (Ê)(Þ)	789	745
2.700% due 06/14/21	505	494	GVC Holdings PLC Term Loan B2
Ctrip. com International, Ltd.			4.999% due 03/15/24 (Ê)	279	275
1.250% due 09/15/22	955	934	Hamilton Holdco, LLC Term Loan B
Dai-ichi Life Insurance Co., Ltd. (The)			Hanwha Life Insurance Co., Ltd.
7.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,650	1,769	4.810% due 05/30/25 (Ê)	248	245
4.000% due 12/31/49 (Ê)(ƒ)(Þ)	400	385	4.700% due 04/23/48 (Ê)(Þ)	600	576
5.100% due 12/31/49 (Ê)(ƒ)(Þ)	1,100	1,122	HSBC Capital Funding, LP
Delta 2 (LUX ) Sarl Term Loan B			10.176% due 12/29/49 (Ê)(ƒ)(Þ)	375	538
4.999% due 02/21/24 (Ê)	335	322	HSBC Holdings PLC
Diamond (BC) BV 1st Lien Term Loan			6.875% due 12/31/49 (Ê)(ƒ)	800	832
5.744% due 09/06/24 (Ê)	405	381	Indonesia Asahan Aluminium (Persero)
DNB Bank ASA			PT
6.500% due 09/22/22 (~)(Ê)(ƒ)	600	605	5.230% due 11/15/21 (Þ)	250	258
			ING Groep NV
Dryden Senior Loan Fund			6.875% due 12/29/49 (~)(Ê)(ƒ)	200	205
Series 2018-45A Class ER			International Game Technology PLC
8.637% due 10/15/30 (Ê)(Þ)	500	475	6.250% due 01/15/27 (Þ)	80	81

See accompanying notes which are an integral part of this quarterly report.

358 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ION Trading Technologies Sarl 1st Lien			6.750% due 12/02/44 (~)(Ê)	700	727
Term Loan B			5.875% due 06/17/46 (~)(Ê)	406	395
6.634% due 11/21/24 (Ê)	1,545	1,460	Royal Bank of Scotland Group PLC
Johnson Electric Holdings, Ltd.			6.125% due 12/15/22	250	263
4.125% due 07/30/24	280	280	7.648% due 09/30/49 (Ê)(ƒ)	560	682
Kazakhstan Government International			8.625% due 12/29/49 (Ê)(ƒ)	1,200	1,278
Bond			SF Holding Investment, Ltd.
Series REGS
3.875% due 10/14/24	140	142	4.125% due 07/26/23	775	772
La Mondiale SAM			SFR Group SA
5.875% due 01/26/47 (~)(Ê)	400	388	6.250% due 05/15/24 (Þ)	224	220
4.800% due 01/18/48 (~)(Ê)	400	343	Ship Finance International, Ltd.
LCM Ltd Partnership			5.750% due 10/15/21	784	761
Series 2018-18A Class ER			Sibanye Gold, Ltd.
8.711% due 04/20/31 (Ê)(Þ)	500	479	1.875% due 09/26/23	200	166
Link Finance Cayman 2009, Ltd.			Silver Standard Resources, Inc.
3.600% due 09/03/24	570	569	2.875% due 02/01/33 (Þ)	1,399	1,409
Lloyds Banking Group PLC			SK Telecom Co. , Ltd.
7.500% due 04/30/49 (Ê)(ƒ)	400	407	3.750% due 04/16/23 (Þ)	595	599
7.500% due 12/31/99 (Ê)(ƒ)	300	304	Skandinaviska Enskilda Banken AB
Longfor Group Holdings, Ltd.			5.750% due 11/29/49 (~)(Ê)(ƒ)	200	199
4.500% due 01/16/28	360	327	SMBC Aviation Capital
Magnetite XV CLO, Ltd.			4.125% due 07/15/23 (Þ)	250	253
Series 2018-15A Class ER			Societe Generale SA
7.690% due 07/25/31 (Ê)(Þ)	325	295	7.375% due 12/29/49 (Ê)(ƒ)(Þ)	400	413
Marble Point CLO XII, Ltd.			7.875% due 12/31/49 (Ê)(ƒ)(Þ)	200	207
Series 2018-1A Class E			Solvay Acetow GMBH Term Loan
8.436% due 07/16/31 (Ê)(Þ)	700	635	8.094% due 05/31/23 (Ê)	360	348
MEG Energy Corp.			Sompo Japan Insurance, Inc.
6.375% due 01/30/23 (Þ)	1,560	1,381	5.325% due 03/28/73 (Ê)(Þ)	1,400	1,440
7.000% due 03/31/24 (Ñ)(Þ)	2,990	2,638	Sound Point CLO III-R, Ltd,
Meiji Yasuda Life Insurance Co.			Series 2018-2RA Class E
5.200% due 10/20/45 (Ê)(Þ)	400	410	8.787% due 04/15/29 (Ê)(Þ)	500	475
5.100% due 04/26/48 (Ê)(Þ)	400	407	Standard Chartered PLC
Mizuho Financial Group, Inc.			7.500% due 12/29/49 (Ê)(ƒ)(Þ)	200	208
3.549% due 03/05/23	300	302	7.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	209
MPT Operating Partnership, LP / MPT			Steele Creek CLO, Ltd.
Finance Corp.			Series 2018-1A Class E
4.000% due 08/19/22	425	525	8.537% due 04/15/31 (Ê)(Þ)	1,125	1,030
Nippon Life Insurance Co.			Sumitomo Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ)	1,305	1,336	6.500% due 09/20/73 (Ê)(Ñ)(Þ)	800	861
4.700% due 01/20/46 (Ê)(Þ)	900	898	4.000% due 09/14/77 (Ê)(Þ)	400	380
Northwest Acquisitions ULC / Dominion			Swedbank AB
Finco, Inc.			6.000% due 12/29/49 (~)(Ê)(ƒ)	400	399
7.125% due 11/01/22 (Þ)	2,430	2,420	Sydney Airport Finance Co. Pty, Ltd.
Numericable Group SA Term Loan B11			Series REGS
5.249% due 06/22/25 (Ê)	125	115	3.900% due 03/22/23	460	459
Numericable Group SA Term Loan B12			Symphony CLO, Ltd.
6.196% due 01/05/26 (Ê)	497	464	Series 2019-20A Class E
NXP BV / NXP Funding LLC			8.984% due 01/16/32 (Ê)(Š)(Þ)	250	233
4.875% due 03/01/24 (Þ)	140	144	Syngenta Finance NV
5.550% due 12/01/28 (Þ)	210	226	4.441% due 04/24/23 (Þ)	725	717
Open Text Corp. 1st Lien Term Loan B			5.676% due 04/24/48 (Þ)	235	203
4.249% due 05/30/25 (Ê)	372	371	Telecom Italia SpA
Ortho-Clinical Diagnostics SA 1st Lien			5.303% due 05/30/24 (Þ)	270	257
Term Loan B			Tencent Holdings, Ltd.
5.760% due 06/01/25 (Ê)	341	330	3.800% due 02/11/25	255	257
Parq Holdings, LP Term Loan			Teva Pharmaceutical Finance
10.303% due 12/17/20 (Ê)	928	921	Netherlands III BV
Phoenix Group Holdings			2.200% due 07/21/21	505	477
5.375% due 07/06/27	600	533	Titan Acquisition, Ltd.
Pretium Resources, Inc.			7.750% due 04/15/26 (Þ)	2,960	2,590
2.250% due 03/15/22	350	313	TransCanada Trust
QBE Insurance Group, Ltd.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 359

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 16-A			Anastasia Parent LLC 1st Lien Term
5.875% due 08/15/76 (Ê)	1,278	1,248	Loan B
Transocean Poseidon, Ltd.			6.249% due 08/10/25 (Ê)	599	567
6.875% due 02/01/27 (Þ)	550	560	AP Exhaust Acquisition LLC 1st Lien
Travelport Finance Luxembourg Sarl			Term Loan
Term Loan B			7.618% due 05/10/24 (Ê)	719	660
5.116% due 03/16/25 (Ê)	917	913	AppLovin Corp. 1st Lien Term Loan B
Turkiye Sise ve Cam Fabrikalari AS			6.249% due 08/15/25 (Ê)	350	349
Series REGS			Aretec Group, Inc. 1st Lien Term Loan
4.250% due 05/09/20	330	327	6.749% due 10/01/25 (Ê)	300	295
UBS Group Funding Switzerland AG			Ascena Retail Group, Inc. Term Loan B
3.491% due 05/23/23 (Þ)	315	313	7.000% due 08/21/22 (Ê)	318	291
7.125% due 12/29/49 (Ê)(ƒ)	800	828	Ascend Learning LLC Term Loan B
7.000% due 12/31/99 (Ê)(ƒ)(Þ)	665	670	5.499% due 07/12/24 (Ê)	280	275
UniCredit SpA			AssuredPartners, Inc. 1st Lien Term
6.572% due 01/14/22 (Þ)	350	358	Loan B
Valeant Pharmaceuticals International,			5.749% due 10/22/24 (Ê)	360	348
Inc.			Asurion LLC 2nd Lien Term
6.500% due 03/15/22 (Þ)	126	130	8.999% due 08/04/25 (Ê)	5,850	5,878
5.500% due 11/01/25 (Þ)	98	98	Avaya, Inc. Term Loan B
VIVAT NV			6.759% due 12/15/24 (Ê)	994	977
6.250% due 12/31/99 (~)(Ê)(ƒ)	600	588	Avolon LLC 1st Lien Term Loan B3
Want Want China Finance, Ltd.			4.503% due 01/15/25 (~)(Ê)	215	213
2.875% due 04/27/22	590	576	Bass Pro Group LLC 1st Lien Term
Weatherford International, Ltd. 1st Lien			Loan B
Term Loan			7.499% due 12/16/23 (Ê)	374	369
3.925% due 07/13/20 (Ê)	310	296	Bausch Health Cos. , Inc. 1st Lien Term
Woodside Finance, Ltd.			Loan B
3.650% due 03/05/25 (Þ)	440	425	5.263% due 11/27/25 (Ê)	722	711
			Belron SA Term Loan B
3.700% due 09/15/26 (Þ)	600	571	4.839% due 10/26/24 (Ê)	125	123
		93,089	Blount International, Inc. 1st Lien Term
Loan Agreements - 8.9%			Loan B
ABG Intermediate Holdings 2 LLC 1st			6.249% due 04/12/23 (Ê)	362	361
Lien Term Loan B			Boxer Parent Co. , Inc. 1st Lien Term
5.999% due 09/29/24 (Ê)	679	661	Loan B
ABG Intermediate Holdings 2 LLC 2nd			7.053% due 10/02/25 (Ê)	1,500	1,462
Lien Term Loan			Brave Parent Holdings, Inc. 1st Lien
10.249% due 09/29/25 (Ê)	392	384	Term Loan
Advanced Integration Technology, LP			6.499% due 04/17/25 (Ê)	374	366
1st Lien Term Loan B1			Brickman Group, Ltd. 1st Lien Term
7.457% due 04/03/23 (Ê)	374	368	Loan B
AgroFresh, Inc. Term Loan B			5.063% due 08/10/25 (~)(Ê)	383	379
7.553% due 07/31/21 (Ê)	740	730	Brookfield Retail Holdings VII LLC 1st
AGS LLC 1st Lien Term Loan B			Lien Term Loan B
5.999% due 02/15/24 (Ê)	225	221	4.999% due 08/24/25 (Ê)	343	327
Alliant Holdings Intermediate, LLC			Brookfield WEC Holdings, Inc. Term
Term Loan B2			Loan
8.250% due 08/01/23 (Þ)	4,310	4,374	6.249% due 08/01/25 (Ê)	125	124
Almonde, Inc. 2nd Lien Term Loan			C. H. Guenther & Son, Inc. Term Loan B
10.053% due 04/28/25 (Ê)	103	96	5.249% due 03/22/25 (Ê)	373	365
Alphabet Holding Company, Inc. 1st			Cabot Microelectronics Corp. 1st Lien
Lien Term Loan			Term Loan B
5.999% due 08/15/24 (Ê)	255	231	4.750% due 11/15/25 (Ê)	250	248
Alvogen Group, Inc. 1st Lien Term			Canyon Valor Cos. , Inc. 1st Lien Term
Loan B			Loan B
7.250% due 04/02/22 (Ê)	739	732	5.553% due 06/16/23 (Ê)	343	334
American Airlines, Inc. 1st Lien Term			Capital Automotive LP 1st Lien Term
Loan B			Loan
4.252% due 06/27/25 (Ê)	365	349	5.000% due 03/24/24 (Ê)	174	169
American Airlines, Inc. Term Loan B			CBS Radio Inc. 1st Lien Term Loan B
4.500% due 04/28/23 (Ê)	1,082	1,048	5.252% due 03/02/24 (Ê)	324	314
Amneal Pharmaceuticals LLC 1st Lien			CH Hold Corp. 1st Lien Term Loan B
Term Loan B			7.500% due 02/01/24 (Ê)	535	533
6.000% due 05/04/25 (Ê)	373	369	Change Healthcare Holdings LLC 1st
			Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

360 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.249% due 03/01/24 (~)(Ê)	158	155	Education Advisory Board 1st Lien Term
Charming Charlie, Inc. Term Loan A			Loan
7.519% due 04/24/23 (Ê)(Š)	104	39	6.392% due 02/27/20 (Ê)	1	1
Charming Charlie, Inc. Term Loan B			6.408% due 02/27/20 (Ê)	325	315
3.519% due 04/24/23 (Ê)(Š)	128	48	Emerald US, Inc. Term Loan B1
Charter Communications, Inc.			6.803% due 05/09/21 (~)(Ê)	498	494
4.500% due 04/30/25 (~)(Ê)	125	123	EnergySolutions, LLC 1st Lien Term
Cogeco Communications (USA) II LP 1st			Loan B
Lien Term Loan B			6.553% due 05/11/25 (Ê)	746	638
4.874% due 08/11/24 (Ê)	726	711	Engineered Machinery Holdings, Inc.
Commercial Barge Line Co. Term Loan			2nd Lien Term Loan
B1			10.053% due 07/19/25 (Ê)	305	297
11.249% due 11/12/20 (Ê)	765	538	Entegris, Inc. Term Loan B
Constellis Holdings LLC 1st Lien Term			4.499% due 11/01/25 (Ê)	375	371
Loan			Envision Healthcare Corp. 1st Lien
7.634% due 04/18/24 (Ê)	2	2	Term Loan B
7.744% due 04/18/24 (Ê)	717	686	6.249% due 10/11/25 (~)(Ê)	450	423
Constellis Holdings LLC 2nd Lien Term			Everi Payments, Inc. 1st Lien Term Loan
Loan			Series 91D
11.744% due 04/21/25 (Ê)	247	233	5.499% due 05/09/24 (Ê)	539	530
Cortes NP Acquisition Corp Term Loan			EVO Payments International LLC 1st
B			Lien Term Loan B
6.707% due 11/30/23 (Ê)	824	764	5.760% due 12/22/23 (Ê)	199	196
CPI Acquisition, Inc. Term Loan B			First Data Corp. 1st Lien Term Loan
7.349% due 08/17/22 (Ê)	726	465	4.519% due 04/26/24 (~)(Ê)	125	124
Crosby US Acquisition Corp. 1st Lien			First Data Corp. Term Loan
Term Loan			4.519% due 07/10/22 (Ê)	78	78
5.503% due 11/22/20 (Ê)	357	331	Focus Financial Partners LLC 1st Lien
Crown Finance, Inc. 1st Lien Term			Term Loan B2
Loan B			4.999% due 07/03/24 (Ê)	222	219
4.999% due 02/28/25 (Ê)	158	154	Fort Dearborn Company 1st Lien Term
CT Technologies Intermediate Holdings,			Loan
Inc. 1st Lien Term Loan B			6.507% due 10/19/23 (Ê)	13	12
6.749% due 12/01/21 (Ê)	255	216	6.794% due 10/19/23 (Ê)	346	329
CWGS Group LLC Term Loan			GHX Ultimate Parent Corp. 1st Lien
5.249% due 11/08/23 (Ê)	2	2	Term Loan
5.257% due 11/08/23 (~)(Ê)	459	432	6.063% due 06/30/24 (Ê)	719	699
Delek US Holdings, Inc. 1st Lien Term			Global Payments, Inc. 1st Lien Term
Loan B			Loan B3
4.749% due 03/30/25 (Ê)	496	480	4.249% due 04/22/23 (Ê)	247	243
Dexko Global, Inc.2nd Lien Term Loan			Granite Acquisition, Inc. Term Loan B
11.053% due 07/24/25 (Ê)	1,650	1,642	6.303% due 12/17/21 (Ê)	346	345
Digicert Holdings, Inc. 1st Lien Term			Granite Acquisition, Inc. Term Loan C
Loan			6.689% due 12/17/21 (Ê)	14	14
6.499% due 10/31/24 (Ê)	114	112	Gray Television, Inc. 1st Lien Term
Digicert Holdings, Inc. 2nd Lien Term			Loan C
Loan			5.020% due 11/02/25 (Ê)	375	370
10.499% due 10/31/25 (Ê)	300	289	Greeneden U. S. Holdings II LLC 1st
DiversiTech Holdings, Inc. 1st Lien			Lien Term Loan B3
Term Loan B			5.749% due 12/01/23 (Ê)	181	176
5.803% due 06/01/24 (Ê)	124	119	Grifols Worldwide Operations USA, Inc.
Dynacast International LLC 1st Lien			1st Lien Term Loan B
Term Loan B			4.664% due 01/31/25 (Ê)	125	123
5.772% due 01/28/22 (Ê)	384	377	Gruden Holdings, Inc. 1st Lien Term
Dynatrace LLC 1st Lien Term Loan			Loan
5.749% due 08/23/25 (Ê)	233	230	8.303% due 08/18/22 (Ê)	1,073	1,050
EagleView Technology Corp. 1st Lien			GTT Communications, Inc. 1st Lien
Term Loan B1			Term Loan B
6.008% due 07/31/25 (Ê)	500	479	5.250% due 05/31/25 (Ê)	137	128
ECI Macola/Max Holding LLC 2nd Lien			Gulf Finance LLC Term Loan B
Term Loan			7.750% due 08/25/23 (Ê)	251	196
10.803% due 09/29/25 (Ê)	183	178	8.060% due 08/25/23 (Ê)	151	118
ECI Macola/Max Holding LLC Term			H. B. Fuller Co. 1st Lien Term Loan B
Loan B			4.503% due 10/20/24 (Ê)	667	654
7.063% due 09/27/24 (Ê)	360	357	Harbor Freight Tools USA, Inc. 1st Lien
			Term Loan

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 361

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.999% due 08/16/23 (Ê)	375	362	10.019% due 08/16/25 (Ê)	840	806
HCA, Inc. Term Loan B10			Midwest Physician Administrative
4.499% due 03/07/25 (Ê)	50	50	Services LLC 1st Lien Term Loan
Heartland Dental LLC 1st Lien Term			5.249% due 08/15/24 (Ê)	714	686
Loan			Midwest Physician Administrative
3.750% due 04/30/25 (Ê)	31	30	Services LLC 2nd Lien Term Loan
6.249% due 04/30/25 (Ê)	342	331	Series 182
HGIM Corp. 1st Lien Term Loan			9.519% due 08/11/25 (Ê)	367	352
8.508% due 07/02/23 (Ê)	711	705	Mitchell International, Inc. 1st Lien
HLF Financing SARL LLC 1st Lien			Term Loan B
Term Loan B			5.749% due 11/30/24 (Ê)	366	350
5.749% due 08/16/25 (Ê)	485	481	Mitchell International, Inc. 2nd Lien
HS Purchaser LLC 1st Lien Term Loan			Term Loan
6.249% due 03/29/25 (Ê)	265	261	9.749% due 11/20/25 (Ê)	500	488
Hyland Software, Inc. 1st Lien Term			MLN US Holdco LLC 1st Lien Term
Loan			Loan
5.999% due 07/01/24 (Ê)	90	89	6.999% due 07/13/25 (Ê)	740	728
Hyland Software, Inc. 2nd Lien Term			NAI Entertainment Holdings LLC 1st
Loan			Lien Term Loan B
9.499% due 05/23/25 (Ê)	375	371	5.000% due 04/23/25 (Ê)	249	244
I-Logic Technologies Bidco, Ltd. 1st			Navistar International Corp. 1st Lien
Lien Term Loan			Term Loan B
5.884% due 12/31/24 (Ê)	556	533	6.020% due 11/06/24 (Ê)	495	487
Imperva, Inc. 1st Lien Term Loan			NN, Inc. 1st Lien Term Loan B
6.516% due 01/10/26 (Ê)	250	246	6.249% due 10/19/22 (Ê)	373	363
INEOS US Finance LLC 1st Lien Term			NN, Inc. Term Loan
Loan B			5.749% due 04/03/21 (Ê)	136	132
4.499% due 03/31/24 (Ê)	723	701	North American Lifting Holdings, Inc.
Information Resources, Inc. 1st Lien			1st Lien Term Loan
Term Loan			7.303% due 11/27/20 (Ê)	702	638
6.999% due 12/03/25 (Ê)	375	368	NPC International, Inc. 1st Lien Term
Inovalon Holdings, Inc. Term Loan B			Loan
6.063% due 04/02/25 (Ê)	246	241	5.999% due 04/20/24 (Ê)	211	202
Intrawest Resorts Holdings, Inc. 1st			6.134% due 04/20/24 (Ê)	148	142
Lien Term Loan B1			On Assignment, Inc. 1st Lien Term
5.499% due 06/29/24 (Ê)	723	713	Loan B4
Jason, Inc. 1st Lien Term Loan			4.499% due 02/21/25 (~)(Ê)	718	708
			One Call Corp. 1st Lien Term Loan B1
7.303% due 06/30/21 (Ê)	374	362	7.760% due 11/27/22 (Ê)	2,492	2,197
KUEHG Corp. 2nd Lien Term Loan
11.053% due 08/18/25 (Ê)	240	238	Optiv, Inc. 1st Lien Term Loan
Las Vegas Sands LLC Term Loan			5.749% due 02/01/24 (Ê)	692	640
4.249% due 03/27/25 (Ê)	120	118	Oryx Southern Delaware Holdings LLC
LifeScan Global Corp. 1st Lien Term			1st Lien Term Loan B
Loan			5.749% due 02/28/25 (Ê)	868	828
8.797% due 10/02/24 (Ê)	500	479	Parfums Holding Co. , Inc. 2nd Lien
Limetree Bay Terminals LLC Term			Term Loan
Loan B			11.560% due 06/30/25 (Ê)	1,610	1,612
6.499% due 02/10/24 (Ê)	144	135	Patterson Co. 2nd Lien Term Loan
Lions Gate Capital Holdings LLC 1st			11.244% due 08/28/23 (Ê)	590	531
Lien Term Loan B			Peak 10, Inc. 2nd Lien Term Loan
4.749% due 03/24/25 (Ê)	744	731	9.791% due 10/12/47 (Ê)	560	484
Masergy Communications, Inc. 2nd Lien			Penn National Gaming, Inc. 1st Lien
Term Loan			Term Loan B1
10.313% due 12/15/24 (Ê)	1,457	1,421	4.758% due 10/15/25 (Ê)	375	370
MCC Iowa LLC 1st Lien Term Loan M			Plantronics, Inc. 1st Lien Term Loan
4.420% due 01/15/25 (Ê)	351	347	4.999% due 07/02/25 (Ê)	359	349
Messer Industries USA, Inc. 1st Lien			Platform Specialty Products Corp. 1st
Term Loan B			Lien Term Loan
0.000% due 10/02/25 (Ê)(v)	500	489	0.000% due 01/31/26 (Ê)(v)	180	178
Metro-Goldwyn-Mayer, Inc. 1st Lien			Post Holdings, Inc. Incremental Term
Term Loan B			Loan B
5.000% due 07/03/25 (Ê)	374	368	4.520% due 05/24/24 (~)(Ê)	217	214
MH Sub I LLC 1st Lien Term Loan			Pre-Paid Legal Services, Inc. 1st Lien
6.269% due 09/15/24 (Ê)	1,079	1,059	Term Loan
MH Sub I LLC 2nd Lien Term Loan			5.499% due 04/13/25 (Ê)	344	339

See accompanying notes which are an integral part of this quarterly report.

362 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Procera Networks, Inc. 1st Lien Term			9.749% due 02/24/25 (Ê)	375	362
Loan			Shutterfly, Inc. Term Loan B
7.003% due 11/02/25 (Ê)	325	319	5.250% due 08/17/24 (Ê)	282	275
Project Alpha Intermediate Holding,			SonicWALL US Holdings, Inc. 1st Lien
Inc. 1st Lien Term Loan B			Term Loan
6.370% due 04/26/24 (Ê)	779	757	6.145% due 05/16/25 (Ê)	1,330	1,278
Quest Software US Holdings, Inc. 1st			SonicWALL US Holdings, Inc. 2nd Lien
Lien Term Loan			Term Loan
6.994% due 05/18/25 (Ê)	1,197	1,178	10.145% due 05/18/26 (Ê)	300	286
Quintiles IMS, Inc. 1st Lien Term Loan			Southcross Energy Partners LP 1st Lien
B2			Term Loan B
4.803% due 01/18/25 (Ê)	360	356	7.053% due 08/04/21 (Ê)	123	111
Rackspace Hosting, Inc. 1st Lien Term			Southwire Co. LLC 1st Lien Term Loan
Loan			B
5.582% due 11/03/23 (Ê)	271	251	4.508% due 05/15/25 (Ê)	423	417
Radiate Holdco LLC 1st Lien Term			Sprint Communications, Inc. 1st Lien
Loan B			Term Loan B
5.499% due 02/01/24 (Ê)	990	960	5.500% due 02/03/24 (Ê)	250	246
Radio One, Inc. 1st Lien Term Loan B			Starfruit Finco BV 1st Lien Term Loan B
6.500% due 04/05/23 (Ê)	1,850	1,757	5.753% due 10/01/25 (Ê)	188	183
Red Ventures LLC 1st Lien Term Loan			Stars Group Holdings BV Term Loan
B1
5.499% due 11/08/24 (Ê)	744	736	6.303% due 07/10/25 (Ê)	249	246
			Station Casinos LLC 1st Lien Term
Refinitiv US Holdings, Inc. 1st Lien			Loan B
Term Loan B
6.249% due 10/01/25 (Ê)	500	480	5.000% due 06/08/23 (Ê)	271	267
			Steak n Shake Operations, Inc. Term
Regionalcare Hospital Partners, Inc.			Loan B1
Term Loan B
7.129% due 11/16/25 (~)(Ê)	1,172	1,142	6.250% due 03/19/21 (Ê)	488	379
			SuperMoose Borrower LLC 1st Lien
Research Now Group, Inc. 1st Lien			Term Loan
Term Loan
7.999% due 12/20/24 (Ê)	373	369	6.249% due 08/15/25 (Ê)	667	647
			Tempo Acquisition LLC Term Loan B
RHP Hotel Properties, LP Term Loan B
4.780% due 05/11/24 (Ê)	359	355	5.499% due 05/01/24 (Ê)	360	352
			TKC Holdings, Inc. 1st Lien Term Loan
Rocket Software, Inc. Term Loan			6.250% due 02/01/23 (Ê)		347
6.749% due 11/28/25 (Ê)	219	217	TKC Holdings, Inc. 2nd Lien Term Loan	359
RPI Finance Trust Term Loan B			10.500% due 02/01/24 (Ê)		180
4.499% due 03/27/23 (~)(Ê)	124	123	TMS International Corp. 1st Lien Term	188
Sally Holdings LLC 1st Lien Term Loan			Loan B2
B1			5.249% due 08/14/24 (Ê)	248	240
4.750% due 07/05/24 (Ê)	748	732	5.494% due 08/14/24 (Ê)	397	384
Schenectady International Group, Inc.
1st Lien Term Loan			Trader Corp. Term Loan B
7.537% due 08/10/25 (Ê)	375	371	5.502% due 09/28/23 (Ê)	669	658
Scientific Games International, Inc. 1st			TransDigm, Inc. Term Loan
Lien Term Loan B5			4.999% due 06/09/23 (Ê)	715	700
5.249% due 08/14/24 (~)(Ê)	432	419	TruGreen, LP Term Loan
Seadrill Operating, LP Term Loan B			6.514% due 04/13/23 (Ê)	433	434
8.803% due 02/21/21 (Ê)	748	601	U. S. Renal Care, Inc. 1st Lien Term
SeaWorld Parks & Entertainment Term			Loan
Loan B			7.053% due 12/31/22 (~)(Ê)	3,014	2,941
5.499% due 03/31/24 (Ê)	327	320	U. S. Renal Care, Inc. 2nd Lien Term
Sedgwick Claims Management Services,			Loan
Inc. 1st Lien Term Loan B			10.803% due 11/16/23 (Ê)	2,850	2,735
5.749% due 12/31/25 (Ê)	250	243	U. S. Silica Co. , Inc. 1st Lien Term Loan
Serta Simmons Bedding, LLC 1st Lien			B
Term Loan			6.500% due 05/01/25 (Ê)	373	337
6.013% due 11/08/23 (Ê)	747	635	Uber Technologies, Inc. 1st Lien Term
Serta Simmons Bedding, LLC 2nd Lien			Loan
Term Loan			6.516% due 03/22/25 (Ê)	418	414
10.514% due 11/08/24 (Ê)	375	264	UFC Holdings due LLC 1st Lien Term Loan
Sesac Holdco II LLC 1st Lien Term			5.750% due 08/18/23 (Ê)	180	179
Loan			United Airlines, Inc. Term Loan B
5.499% due 02/13/24 (Ê)	180	174	4.249% due 04/01/24 (Ê)	538	529
Sesac Holdco II LLC 2nd Lien Term			United Natural Foods, Inc. Term Loan B
Loan			6.749% due 10/01/25 (Ê)	750	642

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 363

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UPC Financing Partnership 1st Lien			Series 2011-59 Class BI
Term Loan AR			Interest Only STRIP
5.009% due 01/15/26 (~)(Ê)	456	449	6.000% due 08/25/40	1,390	66
USI, Inc. Term Loan B			Series 2011-98 Class AI
5.803% due 05/16/24 (Ê)	721	690	Interest Only STRIP
UTEX Industries, Inc. 1st Lien Term			3.500% due 11/25/37	2,199	88
Loan B			Series 2011-101 Class SA
6.499% due 05/22/21 (~)(Ê)	1,969	1,853	Interest Only STRIP
Valeant Pharmaceuticals International,			5.129% due 10/25/41 (Ê)	2,650	362
Inc. Term Loan B			Series 2011-134 Class SP
5.513% due 05/17/25 (~)(Ê)	731	723	Interest Only STRIP
Varsity Brands Holding Co. , Inc. 1st			4.040% due 02/25/41 (Ê)	6,193	643
Lien Term Loan
5.999% due 12/15/24 (Ê)	361	355	Series 2012-36 Class SN
Verdesian Life Sciences LLC Term Loan			Interest Only STRIP
7.744% due 07/01/20 (Ê)	1,100	990	5.672% due 04/25/42 (Ê)	1,195	195
VeriFone Systems, Inc. 1st Lien Term			Series 2012-49 Class QI
Loan			Interest Only STRIP
6.645% due 08/20/25 (Ê)	239	234	4.500% due 12/25/40	2,545	337
Verscend Holding Corp. 1st Lien Term			Series 2012-62 Class MI
Loan B			Interest Only STRIP
6.999% due 08/27/25 (Ê)	2,434	2,411	4.000% due 03/25/41	1,143	139
Vertafore, Inc. 1st Lien Term Loan B			Series 2012-103 Class SD
6.053% due 07/02/25 (Ê)	750	727	Interest Only STRIP
VICI Properties, Inc. 1st Lien Term			4.813% due 09/25/42 (Ê)	1,583	278
Loan B			Series 2012-104 Class QI
4.503% due 12/15/24 (~)(Ê)	125	123	Interest Only STRIP
Virgin Media Bristol LLC 1st Lien Term			4.500% due 05/25/42	2,419	426
Loan K			Series 2012-116 Class SA
0.000% due 01/15/26 (~)(Ê)(v)	125	123	Interest Only STRIP
W3 Co. Term Loan B			5.329% due 10/25/42 (Ê)	2,145	410
8.502% due 03/08/22 (Ê)	492	491	Series 2012-4016 Class SC
8.813% due 03/08/22 (Ê)	1	1	Interest Only STRIP
Walker & Dunlop, Inc. 1st Lien Term			4.427% due 03/15/42 (Ê)	1,864	297
Loan B1			Series 2013-27 Class PI
4.749% due 11/07/25 (Ê)	375	369	Interest Only STRIP
Web. com Group, Inc. 1st Lien Term			3.000% due 12/25/41	3,232	210
Loan B			Series 2013-35 Class PI
6.269% due 10/11/25 (Ê)	750	724	Interest Only STRIP
Weight Watchers International, Inc. 1st			3.000% due 02/25/42	1,595	105
Lien Term Loan B			Series 2013-41 Class SP
7.560% due 11/29/24 (Ê)	312	310	Interest Only STRIP
William Morris Endeavor Entertainment			5.422% due 06/25/40 (Ê)	721	48
LLC 1st Lien Term Loan B			Series 2013-54 Class LI
5.250% due 05/29/25 (Ê)	716	672	Interest Only STRIP
Wyndham Hotels & Resorts, Inc. 1st			7.000% due 11/25/34	1,816	440
Lien Term Loan B
4.249% due 05/30/25 (Ê)	524	514	Series 2013-57 Class IQ
			Interest Only STRIP
		108,490	3.000% due 06/25/41	1,277	139
Mortgage-Backed Securities - 13.7%			Series 2013-90 Class SD
Blackstone Mortgage Trust, Inc.			Interest Only STRIP
4.375% due 05/05/22	535	531	5.829% due 09/25/43 (Ê)	1,326	220
Fannie Mae			Series 2013-107 Class SB
30 Year TBA(Ï)			Interest Only STRIP
3.500%	49,000	49,116	4.713% due 02/25/43 (Ê)	1,874	326
Fannie Mae REMICS			Series 2014-35 Class CS
Series 2010-35 Class SG			Interest Only STRIP
Interest Only STRIP			4.059% due 06/25/44 (Ê)	5,604	816
5.418% due 04/25/40 (Ê)	574	94	Series 2014-87 Class MS
Series 2010-99 Class NI			Interest Only STRIP
Interest Only STRIP			3.969% due 01/25/45 (Ê)	1,558	223
6.000% due 09/25/40	2,845	642	Series 2015-34 Class QI
Series 2010-140 Class GS			Interest Only STRIP
Interest Only STRIP			5.000% due 06/25/45	1,153	221
5.229% due 07/25/39 (Ê)	1,819	135

See accompanying notes which are an integral part of this quarterly report.

364 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-66 Class AS			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	3,178	438	5.000% due 02/25/48	734	143
Series 2015-69 Class IO			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	2,542	524	6.000% due 03/25/48	3,746	843
Series 2015-84 Class PI			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/33	2,510	484	4.210% due 07/25/48 (Ê)	4,300	630
Series 2016-24 Class CI			Series 2018-65 Class SD
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/46	1,506	254	4.123% due 09/25/48 (Ê)	1,657	296
Series 2016-50 Class SM			Series 2018-86 Class DS
Interest Only STRIP			Interest Only STRIP
4.009% due 08/25/46 (Ê)	7,434	968	3.590% due 12/25/48 (Ê)	3,396	415
Series 2016-61 Class BS			Series 2018-95 Class SA
Interest Only STRIP			Interest Only STRIP
5.613% due 09/25/46 (Ê)	4,795	653	3.640% due 01/25/49 (Ê)	2,621	419
Series 2016-65 Class CS			Fannie Mae Strips
Interest Only STRIP			Series 2009-397 Class 2
4.035% due 09/25/46 (Ê)	2,965	388	Interest Only STRIP
Series 2016-95 Class BI			5.000% due 09/25/39	2,092	413
Interest Only STRIP			Series 2010-404 Class 2
4.500% due 07/25/40	1,842	327	Interest Only STRIP
Series 2016-97 Class KI			4.500% due 05/25/40	1,659	327
Interest Only STRIP			Freddie Mac REMICS
3.000% due 06/25/40	2,441	249	Series 2010-109 Class IM
Series 2016-102 Class JI			Interest Only STRIP
Interest Only STRIP			5.500% due 09/25/40	5,348	982
3.500% due 02/25/46	2,251	345	Series 2010-3714 Class KI
Series 2016-104 Class NI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/15/39	415	43
5.000% due 04/25/38	103	—	Series 2011-3852 Class SC
Series 2017-2 Class KI			Interest Only STRIP
Interest Only STRIP			5.880% due 04/15/40 (Ê)	1,605	181
4.000% due 02/25/47	2,242	445	Series 2011-3904 Class NI
Series 2017-7 Class JI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/15/26	1,929	151
4.000% due 02/25/47	1,860	332	Series 2011-3919 Class SA
Series 2017-15 Class LI			Interest Only STRIP
Interest Only STRIP			4.941% due 09/15/41 (Ê)	4,658	714
4.000% due 06/25/46	1,661	270	Series 2012-3981 Class WS
Series 2017-48 Class LI			Interest Only STRIP
Interest Only STRIP			5.323% due 05/15/41 (Ê)	1,500	178
4.000% due 05/25/47	967	181	Series 2012-3984 Class DS
Series 2017-75 Class NI			Interest Only STRIP
Interest Only STRIP			4.961% due 01/15/42 (Ê)	1,946	278
5.000% due 11/25/46	1,635	308	Series 2012-4033 Class SC
Series 2017-78 Class KI			Interest Only STRIP
Interest Only STRIP			5.316% due 10/15/36 (Ê)	1,745	138
3.500% due 10/25/47	2,860	533	Series 2012-4074 Class KS
Series 2017-112 Class SG			Interest Only STRIP
Interest Only STRIP			5.788% due 02/15/41 (Ê)	773	115
4.349% due 01/25/48 (Ê)	2,972	446	Series 2012-4077 Class IK
Series 2017-113 Class IO			Interest Only STRIP
Interest Only STRIP			5.000% due 07/15/42	1,263	283
5.000% due 01/25/38	787	115	Series 2012-4099 Class BI
Series 2017-4656 Class AI			Interest Only STRIP
Interest Only STRIP			3.500% due 06/15/39	1,625	163
3.000% due 09/15/37	3,260	253	Series 2012-4127 Class PI
Series 2017-4662 Class CI			Interest Only STRIP
Interest Only STRIP			4.500% due 07/15/42	1,394	275
3.500% due 01/15/42	2,258	259

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 365

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-4182 Class PI			Series 2017-4658 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/15/41	4,104	269	3.500% due 07/15/40	1,035	114
Series 2013-4265 Class SD			Series 2017-4663 Class KI
Interest Only STRIP			Interest Only STRIP
4.513% due 01/15/35 (Ê)	3,495	475	3.500% due 11/15/42	1,851	222
Series 2013-4267 Class CS			Series 2017-4663 Class PI
Interest Only STRIP			Interest Only STRIP
4.816% due 05/15/39 (Ê)	1,576	115	4.000% due 03/15/47	1,196	211
Series 2014-4299 Class JI			Series 2017-4663 Class TI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,037	161	3.500% due 10/15/42	1,179	142
Series 2014-4386 Class IL			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/43	1,612	290	3.000% due 09/15/35	2,263	153
Series 2014-4386 Class LI			Series 2017-4697 Class YI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/43	1,605	229	3.500% due 07/15/47	1,162	209
Series 2014-4403 Class CI			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/15/44	1,196	214	4.000% due 07/15/47	1,924	333
Series 2015-4425 Class IO			Series 2017-4731 Class QS
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	1,479	312	4.613% due 11/15/47 (Ê)	2,165	372
Series 2015-4451 Class CI			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
7.000% due 03/15/45	1,525	367	5.000% due 02/15/48	1,358	267
Series 2015-4452 Class QI			Series 2018-4801 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 11/15/44	1,327	332	3.000% due 06/15/48	2,205	394
Series 2015-4510 Class HI			Series 2018-4813 Class IO
Interest Only STRIP			Interest Only STRIP
3.000% due 03/15/40	3,485	314	5.500% due 08/15/48	2,405	521
Series 2016-4550 Class AI			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
3.000% due 10/15/40	2,264	282	Interest Only STRIP
Series 2016-4560 Class IO			6.000% due 06/15/39	2,732	646
Interest Only STRIP			Ginnie Mae II
5.802% due 05/15/39 (~)(Ê)	1,558	318	30 Year TBA(Ï)
Series 2016-4560 Class PI			4.000%	1,000	1,029
Interest Only STRIP			4.500%	3,000	3,114
3.500% due 05/15/45	1,692	258	Ginnie Mae REMICS
Series 2016-4568 Class MI			Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/15/46	1,482	281	3.500% due 01/20/39	1,533	101
Series 2016-4591 Class QI			Class IA
Interest Only STRIP			Interest Only STRIP
3.500% due 04/15/46	1,086	173	4.000% due 01/16/43	1,108	154
Series 2016-4596 Class CS			Series 2009-121 Class DI
Interest Only STRIP			Interest Only STRIP
3.794% due 06/15/46 (Ê)	2,822	376	4.500% due 12/16/39	863	169
Series 2016-4601 Class PI			Series 2009-121 Class UI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/15/45	1,221	244	5.000% due 12/20/39	1,095	247
Series 2016-4604 Class QI			Series 2010-3 Class MS
Interest Only STRIP			Interest Only STRIP
3.500% due 07/15/46	2,071	336	6.018% due 11/20/38 (Ê)	33	1
Series 2016-4629 Class GI			Series 2010-9 Class UI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/15/45	1,520	241	5.000% due 01/20/40	6,189	1,353
Series 2016-4635 Class PI			Series 2010-35 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/46	1,833	320	4.500% due 03/20/40	1,487	280

See accompanying notes which are an integral part of this quarterly report.

366 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-62 Class SD			Series 2013-H14 Class XI
Interest Only STRIP			Interest Only STRIP
5.512% due 05/20/40 (Ê)	8	1	1.650% due 03/20/63 (~)(Ê)	2,456	120
Series 2010-134 Class ES			Series 2013-H15 Class CI
Interest Only STRIP			Interest Only STRIP
5.022% due 11/20/39 (Ê)	1,244	87	1.772% due 07/20/63 (~)(Ê)	4,605	212
Series 2010-H19 Class BI			Series 2013-H24 Class AI
Interest Only STRIP			Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)	3,548	216	1.472% due 09/20/63 (~)(Ê)	2,312	98
Series 2010-H20 Class IF			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
1.401% due 10/20/60 (~)(Ê)	1,507	78	3.500% due 05/20/28	2,322	205
Series 2010-H22 Class CI			Series 2014-58 Class SA
Interest Only STRIP			Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)	4,034	192	4.869% due 04/20/44 (Ê)	1,163	161
Series 2011-17 Class S			Series 2014-98 Class AI
Interest Only STRIP			Interest Only STRIP
5.072% due 02/20/41 (Ê)	3,853	536	4.500% due 10/20/41	1,464	136
Series 2011-22 Class PS			Series 2014-137 Class ID
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	1,113	80	5.500% due 09/16/44	2,454	539
Series 2011-135 Class DI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 04/16/40	2,209	528	3.500% due 08/20/28	2,344	166
Series 2011-148 Class SN			Series 2014-184 Class DI
Interest Only STRIP			Interest Only STRIP
5.462% due 11/16/41 (Ê)	1,175	216	5.500% due 12/16/44	1,477	359
Series 2012-129 Class IO			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/42	464	99	1.429% due 01/20/64 (~)(Ê)	8,222	384
Series 2012-136 Class BI			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	2,251	396	1.584% due 05/20/64 (~)(Ê)	11,515	607
Series 2012-H06 Class AI			Series 2014-H18 Class CI
Interest Only STRIP			Interest Only STRIP
1.361% due 01/20/62 (~)(Ê)	8,375	354	1.549% due 09/20/64 (~)(Ê)(Š)	4,038	332
Series 2012-H10 Class AI			Series 2014-H22 Class DI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	8,259	301	1.374% due 11/20/64 (~)(Ê)	2,236	187
Series 2012-H10 Class SI			Series 2014-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.364% due 12/20/61 (~)(Ê)	7,620	539	1.631% due 11/20/64 (~)(Ê)	4,855	408
Series 2012-H23 Class WI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)	2,975	135	1.646% due 12/20/64 (~)(Ê)	4,642	364
Series 2013-23 Class IK			Series 2015-20 Class PI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,860	152	3.500% due 02/20/45	987	180
Series 2013-67 Class IP			Series 2015-40 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/16/43	4,407	877	4.000% due 07/20/44	2,812	472
Series 2013-76 Class IO			Series 2015-69 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	542	86	5.000% due 05/20/45	1,517	315
Series 2013-82 Class TI			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	3,024	500	4.000% due 05/20/45	1,371	234
Series 2013-152 Class SG			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
3.849% due 06/20/43 (Ê)	3,274	464	3.500% due 08/20/45	1,223	197
Series 2013-182 Class SY			Series 2015-131 Class BI
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,128	185	3.500% due 06/20/41	1,547	190

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 367

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-133 Class MI			Series 2016-123 Class LI
Interest Only STRIP			Interest Only STRIP
3.000% due 05/20/44	1,865	225	3.500% due 03/20/44	3,811	459
Series 2015-134 Class LI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	883	75	3.000% due 01/20/43	1,817	173
Series 2015-162 Class BI			Series 2016-135 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	1,815	261	4.000% due 05/20/46	1,594	290
Series 2015-165 Class IC			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
3.500% due 07/16/41	2,906	299	5.000% due 11/20/46	2,050	404
Series 2015-167 Class BI			Series 2016-164 Class IO
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,582	367	6.500% due 12/20/46	1,749	393
Series 2015-H04 Class AI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,839	258	5.219% due 04/20/38 (Ê)	1,206	26
Series 2015-H09 Class BI			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	650	50	1.701% due 01/20/66 (~)(Ê)	6,268	593
Series 2015-H10 Class CI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,625	149	1.875% due 02/20/66 (~)(Ê)(Š)	1,163	86
Series 2015-H13 Class AI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,692	245	2.068% due 02/20/66 (~)(Ê)	2,391	211
Series 2015-H15 Class JI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,166	111	2.030% due 04/20/66 (~)(Ê)(Š)	3,578	371
Series 2015-H18 Class IA			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	840	56	1.651% due 06/20/66 (~)(Ê)	6,383	231
Series 2015-H22 Class HI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,408	332	2.194% due 06/20/66 (~)(Ê)	6,249	704
Series 2015-H24 Class BI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,142	95	1.999% due 07/20/66 (~)(Ê)	5,009	565
Series 2015-H25 Class AI			Series 2016-H18 Class QI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,534	117	1.975% due 06/20/66 (~)(Ê)	2,785	323
Series 2015-H26 Class GI			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	871	78	2.317% due 09/20/66 (~)(Ê)	5,833	613
Series 2015-H29 Class HI			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	2,521	211	2.265% due 07/26/29 (~)(Ê)	9,250	1,054
Series 2016-29 Class IO			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 02/16/46	1,534	312	1.838% due 10/20/66 (~)(Ê)	2,072	193
Series 2016-42 Class IO			Series 2016-H24 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	1,969	415	2.351% due 11/20/66 (~)(Ê)(Š)	6,952	820
Series 2016-75 Class EI			Series 2016-H24 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	2,950	489	2.209% due 11/20/66 (~)(Ê)	2,375	333
Series 2016-77 Class SL			Series 2016-H24 Class KI
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,737	205	2.976% due 11/20/66 (~)(Ê)	2,442	342
Series 2016-111 Class IP			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	1,697	196	2.344% due 12/20/66 (~)(Ê)	4,249	535

See accompanying notes which are an integral part of this quarterly report.

368 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-11 Class PI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/46	1,509	237	5.000% due 10/20/47	1,103	247
Series 2017-17 Class DI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	1,909	230	3.500% due 11/20/47	939	161
Series 2017-26 Class EI			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	2,521	397	5.000% due 12/20/47	604	129
Series 2017-26 Class IM			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	4,157	975	2.160% due 12/20/66 (~)(Ê)(Š)	10,449	1,120
Series 2017-38 Class DI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	714	158	2.301% due 01/20/67 (~)(Ê)	1,573	208
Series 2017-42 Class IC			Series 2017-H02 Class HI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	741	149	2.153% due 01/20/67 (~)(Ê)	5,455	649
Series 2017-52 Class DI			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
5.500% due 04/20/47	1,024	222	2.236% due 12/20/66 (~)(Ê)	8,323	959
Series 2017-57 Class AI			Series 2017-H03 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	945	170	2.490% due 12/20/66 (~)(Ê)	4,802	548
Series 2017-66 Class KI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	4,468	570	2.195% due 12/20/66 (~)(Ê)	7,556	1,032
Series 2017-68 Class IL			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,136	346	2.373% due 01/20/67 (~)(Ê)	2,764	405
Series 2017-79 Class IB			Series 2017-H03 Class KI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	692	155	2.776% due 01/20/67 (~)(Ê)	1,518	214
Series 2017-99 Class AI			Series 2017-H04 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	2,866	474	2.370% due 02/20/67 (~)(Ê)	10,577	1,327
Series 2017-99 Class PI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/46	976	149	2.403% due 02/20/67 (~)(Ê)	7,312	958
Series 2017-104 Class MI			Series 2017-H05 Class AI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/16/47	1,796	471	2.525% due 01/20/67 (~)(Ê)	8,684	1,085
Series 2017-118 Class KI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	2,827	363	2.256% due 02/20/67 (~)(Ê)	6,761	794
Series 2017-123 Class JI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	1,193	187	1.755% due 02/20/67 (~)(Ê)	8,201	694
Series 2017-130 Class IB			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	1,377	243	1.565% due 02/20/67 (~)(Ê)	7,389	588
Series 2017-132 Class IA			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,442	290	2.170% due 02/20/67 (~)(Ê)	2,583	302
Series 2017-136 Class GI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	3,562	540	2.377% due 02/20/67 (~)(Ê)	5,402	871
Series 2017-136 Class IY			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	3,322	684	2.236% due 02/20/67 (~)(Ê)	4,047	521
Series 2017-141 Class ID			Series 2017-H08 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	3,706	531	2.313% due 02/20/67 (~)(Ê)	1,527	238

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 369

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H08 Class NI			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)	7,097	817	1.629% due 10/20/67 (~)(Ê)	9,789	850
Series 2017-H09 Class DI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)	3,975	378	2.032% due 10/20/67 (~)(Ê)	7,336	1,018
Series 2017-H09 Class IO			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	8,067	820	2.042% due 11/20/67 (~)(Ê)	2,447	334
Series 2017-H13 Class QI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	11,076	1,246	1.641% due 11/20/67 (~)(Ê)	13,305	1,058
Series 2017-H14 Class DI			Series 2017-H25 Class IO
Interest Only STRIP			Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)	1,618	122	1.816% due 11/20/67 (~)(Ê)(Š)	5,054	570
Series 2017-H14 Class JI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,409	366	1.667% due 02/20/48 (Ê)	19,878	766
Series 2017-H14 Class LI			Series 2018-21 Class IN
Interest Only STRIP			Interest Only STRIP
2.354% due 06/20/67 (~)(Ê)(Š)	5,105	587	5.000% due 02/20/48	4,261	910
Series 2017-H15 Class CI			Series 2018-67 Class SC
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	5,780	435	4.116% due 05/20/48 (Ê)	4,960	695
Series 2017-H16 Class EI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
1.637% due 08/20/67 (~)(Ê)	7,016	742	4.154% due 06/20/48 (Ê)	6,680	904
Series 2017-H16 Class FI			Series 2018-91 Class SJ
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	10,496	1,188	4.173% due 07/20/48 (Ê)	5,258	738
Series 2017-H16 Class HI			Series 2018-121 Class SQ
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	3,865	369	3.697% due 09/20/48 (Ê)	4,232	585
Series 2017-H16 Class IB			Series 2018-127 Class IA
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	5,510	560	3.500% due 04/20/42	459	46
Series 2017-H16 Class IG			Series 2018-127 Class IB
Interest Only STRIP			Interest Only STRIP
1.635% due 07/20/67 (~)(Ê)	5,627	543	4.500% due 06/20/45	5,221	649
Series 2017-H16 Class IO			Series 2018-127 Class ID
Interest Only STRIP			Interest Only STRIP
2.065% due 08/20/67 (~)(Ê)	3,807	501	5.000% due 07/20/45	5,417	764
Series 2017-H16 Class JI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)	3,774	554	2.086% due 01/20/68 (~)(Ê)	1,737	243
Series 2017-H18 Class CI			Series 2018-H01 Class CI
Interest Only STRIP			Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)	1,635	253	1.652% due 01/20/68 (~)(Ê)	3,534	352
Series 2017-H18 Class FI			Series 2018-H01 Class KI
Interest Only STRIP			Interest Only STRIP
2.182% due 09/20/67 (~)(Ê)	3,804	543	1.711% due 01/20/68 (~)(Ê)	7,108	777
Series 2017-H19 Class MI			Series 2018-H01 Class XI
Interest Only STRIP			Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)	5,007	548	2.080% due 01/20/68 (~)(Ê)	7,817	1,208
Series 2017-H20 Class AI			Series 2018-H02 Class AI
Interest Only STRIP			Interest Only STRIP
2.121% due 10/20/67 (~)(Ê)	11,832	1,627	1.810% due 01/20/68 (~)(Ê)	3,296	465
Series 2017-H20 Class HI			Series 2018-H02 Class IM
Interest Only STRIP			Interest Only STRIP
2.067% due 10/20/67 (~)(Ê)	3,498	503	1.971% due 02/20/68 (~)(Ê)	4,021	592
Series 2017-H20 Class JI			Series 2018-H02 Class KI
Interest Only STRIP			Interest Only STRIP
1.867% due 09/20/67 (~)(Ê)	3,869	578	1.764% due 02/20/68 (~)(Ê)	6,427	624

See accompanying notes which are an integral part of this quarterly report.

370 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2018-H03 Class XI				2.200% due 07/24/25	EUR	540	612
Interest Only STRIP				Brazil Notas do Tesouro Nacional
2.028% due 02/20/68 (~)(Ê)		3,933	518	Series NTNF
Series 2018-H04 Class GI				10.000% due 01/01/21	BRL	650	189
Interest Only STRIP				10.000% due 01/01/23	BRL	380	111
1.778% due 02/20/68 (~)(Ê)		5,445	441	10.000% due 01/01/25	BRL	5,460	1,605
Series 2018-H04 Class IO				10.000% due 01/01/27	BRL	7,659	2,254
Interest Only STRIP				Canada Government International Bond
1.731% due 02/20/68 (~)(Ê)		2,250	325	2.000% due 06/01/28	CAD	215	165
Series 2018-H04 Class MI				2.750% due 12/01/48	CAD	230	198
Interest Only STRIP				Chile Bonos de la Tesoreria
1.819% due 03/20/68 (~)(Ê)		7,908	605	4.500% due 03/01/26	CLP	1,305,000	2,072
Series 2018-H05 Class BI				Colombian TES
Interest Only STRIP				Series B
2.501% due 02/20/68 (~)(Ê)		3,378	473	10.000% due 07/24/24	COP	10,675,900	4,042
Series 2018-H05 Class ID				7.500% due 08/26/26	COP	380,000	130
Interest Only STRIP				Colombian Titulos de Tesoreria
1.865% due 03/20/68 (~)(Ê)		2,781	392	Series B
Series 2018-H05 Class IE				11.000% due 07/24/20	COP	12,246,200	4,275
Interest Only STRIP				Czech Republic Government
1.944% due 02/20/68 (~)(Ê)		8,306	1,165	International Bond
Series 2018-H06 Class HI				Series 94
Interest Only STRIP				0.950% due 05/15/30	CZK	8,660	345
1.685% due 04/20/68 (~)(Ê)		5,765	507	Series 97
Series 2018-H06 Class KI				0.450% due 10/25/23	CZK	65,330	2,749
Interest Only STRIP				DBS Group Holdings, Ltd.
1.608% due 04/20/68 (~)(Ê)		3,135	427	Series GMTN
Series 2018-H08 Class FI				1.500% due 04/11/28 (~)(Ê)	EUR	350	397
Interest Only STRIP				Galp Energia, SGPS SA
1.478% due 06/20/68 (~)(Ê)		4,393	477	1.000% due 02/15/23	EUR	300	334
ML-CFC Commercial Mortgage Trust				Global Switch Holdings, Ltd.
Series 2006-4 Class C				2.250% due 05/31/27	EUR	705	788
5.324% due 12/12/49 (~)(Ê)		214	208	Heathrow Funding, Ltd.
Morgan Stanley Bank of America Merrill				6.750% due 12/03/26	GBP	600	1,026
Lynch Trust				HSBC Holdings PLC
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ)		586	520	5.750% due 12/20/27	GBP	185	287
Morgan Stanley Capital I Trust				Hungary Government Bond
Series 2011-C3 Class G				Series 23/A
5.188% due 07/15/49 (~)(Ê)(Þ)		586	535	6.000% due 11/24/23	HUF	87,000	377
				Indonesia Treasury Bond
Series 2012-C4 Class E				Series FR53
5.421% due 03/15/45 (~)(Ê)(Þ)		496	415	8.250% due 07/15/21	IDR	17,770,000	1,289
UBS-Barclays Commercial Mortgage
Trust				Series FR72
Series 2013-C6 Class E				8.250% due 05/15/36	IDR	23,049,000	1,616
3.500% due 04/10/46		158	117	Series FR73
WFRBS Commercial Mortgage Trust				8.750% due 05/15/31	IDR	30,970,000	2,266
Series 2011-C4 Class E				Mexican Bonos
5.248% due 06/15/44 (~)(Ê)(Þ)		56	55	Series M 20
			167,557	7.500% due 06/03/27	MXN	45,665	2,253
Non-US Bonds - 4.7%				Series M
ADO Properties SA				8.000% due 12/07/23	MXN	32,430	1,681
Series 1-15				7.750% due 11/23/34	MXN	35,900	1,725
1.500% due 07/26/24	EUR	500	546	Naturgas Energia Distribucion SA
Akelius Residential Property AB				Series 0002
1.750% due 02/07/25	EUR	450	503	2.065% due 09/28/27	EUR	230	257
				Peruvian Government International
America Movil SAB de CV				Bond
1.500% due 03/10/24	EUR	645	756	6.950% due 08/12/31	PEN	1,500	490
Argentine Bonos del Tesoro				Series REGS
15.500% due 10/17/26	ARS	4,290	99	6.900% due 08/12/37	PEN	3,346	1,079
Argentine Republic Government				Philippine Government Bond
International Bond
18.200% due 10/03/21	ARS	11,706	276	Series 1060
BPPE Holdings SARL				3.625% due 09/09/25	PHP	9,900	162
				Prologis International Funding II SA

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 371

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
2.375% due 11/14/30	EUR	330	390	Common Stocks - 33.6%
Republic of Colombia Government Bond				Consumer Discretionary - 3.4%
Series B				AdStar, Inc. (Æ)	18,061	783
7.750% due 09/18/30	COP	668,800	230	Aisin Seiki Co. , Ltd.	13,300	524
Republic of South Africa Government				Amazon. com, Inc. (Æ)	1,984	3,409
International Bond				Aoyama Trading Co. , Ltd.	4,400	110
Series 2023				Axel Springer SE Class A	3,633	222
7.750% due 02/28/23	ZAR	26,136	1,971	Bayerische Motoren Werke AG	10,475	881
Series 2032				Boot Barn Holdings, Inc. (Æ)	10,655	250
8.250% due 03/31/32	ZAR	7,890	545	Celestica, Inc. (Æ)	53,491	531
Series 2048				Century Casinos, Inc. (Æ)	63,767	489
8.750% due 02/28/48	ZAR	9,210	636	Century Communities, Inc. (Æ)	33,962	797
Series R214				Charming Charlie, Inc. (Æ)(Š)	1,147,677	—
6.500% due 02/28/41	ZAR	14,350	778	Cie Financiere Richemont SA	8,379	578
Republic of Turkey Government Bond				City Developments, Ltd.	25,400	173
11.000% due 02/24/27	TRY	5,499	915
Romania Government International				Costco Wholesale Corp.	1,301	279
Bond				Cracker Barrel Old Country Store, Inc.	1,094	183
Series 10Y				Del Taco Restaurants, Inc. (Æ)	45,696	475
5.850% due 04/26/23	RON	2,100	531	Diageo PLC	21,546	822
4.750% due 02/24/25	RON	1,415	342	Diversified Restaurant Holdings, Inc.	11,479	12
Series 15YR				(Æ)
5.800% due 07/26/27	RON	1,400	360	EVINE Live, Inc. (Æ)	134,496	74
Russian Federal Bond - OFZ				Fields Corp.	14,500	101
Series 6205				Garmin, Ltd.	1,688	117
7.600% due 04/14/21	RUB	45,640	697	Genuine Parts Co.	1,220	122
Series 6212				Grand Korea Leisure Co. , Ltd.	21,545	499
7.050% due 01/19/28	RUB	143,063	2,060	Grupo Televisa SAB - ADR	43,533	545
Series 6215				Hibbett Sports, Inc. (Æ)(Ñ)	33,009	539
7.000% due 08/16/23	RUB	118,230	1,751	Home Depot, Inc. (The)	1,683	309
Scentre Group Trust 1 / Scentre Group				Honda Motor Co. , Ltd.	150,800	4,500
Trust 2				Hyundai Motor Co.	20,174	2,348
Series EMTn				ITOCHU Corp.	14,900	273
1.750% due 04/11/28	EUR	400	461	Kangwon Land, Inc. (Æ)	26,385	806
South Africa Government International
Bond				Kyocera Corp.	800	45
Series 2037				Las Vegas Sands Corp.	2,181	127
8.500% due 01/31/37	ZAR	23,920	1,642	Leggett & Platt, Inc.	5,388	221
Series R186				LGI Homes, Inc. (Æ)(Ñ)	15,832	939
10.500% due 12/21/26	ZAR	13,120	1,094	Libbey, Inc.	83,216	418
State Grid Overseas Investment, Ltd.				Lifestyle International Holdings, Ltd.	108,000	163
Series REGS				Lifetime Brands, Inc.	15,409	150
1.250% due 05/19/22	EUR	540	627	Mazda Motor Corp.	102,300	1,128
TDF Infrastructure SAS				MDC Partners, Inc. Class A(Æ)	74,510	221
2.875% due 10/19/22	EUR	300	353	Murata Manufacturing Co. , Ltd.	10,600	1,502
Tesco Corporate Treasury Services PLC				Nissan Motor Co. , Ltd.	332,200	2,827
2.500% due 07/01/24	EUR	335	397	NOK Corp.	112,000	1,805
Thailand Government International				Omnicom Group, Inc.	2,143	167
Bond				Panasonic Corp.	54,900	536
2.550% due 06/26/20	THB	1,800	58	PetIQ, Inc. (Æ)(Ñ)	6,006	183
2.000% due 12/17/22	THB	28,233	904	Red Lion Hotels Corp. (Æ)	21,216	196
3.625% due 06/16/23	THB	29,570	1,009	Sankyo Co. , Ltd.	5,400	209
3.850% due 12/12/25	THB	19,003	669	Sekisui House, Ltd.	13,700	205
3.580% due 12/17/27	THB	7,920	278	Shaw Communications, Inc. Class B	4,960	101
4.875% due 06/22/29	THB	10,300	399	Shingakukai Co. , Ltd.	11,900	65
Turkey Government International Bond				Singapore Press Holdings, Ltd.	112,600	210
12.400% due 03/08/28	TRY	4,639	831	Skylark Co. , Ltd.	14,300	238
Ubisoft Entertainment SA				Sportsman's Warehouse Holdings, Inc.	53,224	274
1.289% due 01/30/23	EUR	400	455	(Æ)
Western Power Distribution PLC				Sumitomo Electric Industries, Ltd.	264,700	3,759
3.625% due 11/06/23	GBP	330	451	Tailored Brands, Inc.	7,813	99
			57,788	Thomson Reuters Corp.	1,388	73
Total Long-Term Investments				Tiffany & Co.	337	30
(cost $622,170)			607,421

See accompanying notes which are an integral part of this quarterly report.

372 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tile Shop Holdings, Inc.	85,322	648	Innogy SE (Þ)	2,500	118
Tower International, Inc.	27,344	795	JX Holdings, Inc.	30,900	167
Toyota Motor Corp.	900	55	K&O Energy Group, Inc.	3,400	45
TRI Pointe Group, Inc. (Æ)	8,629	116	Keppel Corp. , Ltd. - ADR	42,151	191
Tribune Media Co. Class A	2,227	102	Kinder Morgan, Inc.	27,668	501
Vertu Motors PLC	371,083	192	Marathon Petroleum Corp.	628	42
Vivendi SA - ADR	4,332	110	McDermott International, Inc. (Æ)	50,365	444
Wal-Mart Stores, Inc.	1,961	188	Natural Gas Services Group, Inc. (Æ)	8,722	144
Walt Disney Co. (The)	481	54	Neste OYJ	1,361	125
Yamada Denki Co. , Ltd.	323,500	1,592	Occidental Petroleum Corp.	2,204	147
Zalando SE(Æ)(Þ)	21,916	669	OMV AB	4,709	234
		41,163	ONEOK, Inc.	976	63
			PrairieSky Royalty, Ltd.	6,721	97
Consumer Staples - 1.6%			Range Resources Corp.	189,761	2,093
Altria Group, Inc.	460	23	RigNet, Inc. (Æ)	7,991	107
Astarta Holding NV(Æ)	31,228	204	Royal Dutch Shell PLC Class A	19,541	606
BrasilAgro - Co. Brasileira de	29,490	130	Saipem SpA(Æ)	26,567	126
Propriedades Agricolas			SBM Offshore NV	6,869	113
Church & Dwight Co. , Inc.	2,833	183	Schlumberger, Ltd.	674	30
CK Hutchison Holdings, Ltd.	73,219	744	Solaris Oilfield Infrastructure, Inc. Class
CLIO Cosmetics Co. , Ltd. (Æ)	15,123	184	A(Ñ)	22,400	337
Coca-Cola Co. (The)	57,019	2,744	Statoil ASA Class N	10,060	230
CVS Health Corp.	454	30	Suncor Energy, Inc.	3,589	116
elf Beauty, Inc. (Æ)	31,142	262	Superior Energy Services, Inc. (Æ)	156,211	611
General Mills, Inc.	2,877	128	Targa Resources Corp.	6,725	289
George Weston, Ltd.	2,823	205	TechnipFMC PLC	1,530	35
Golden Agri-Resources, Ltd.	9,872,500	1,873	TETRA Technologies, Inc. (Æ)	98,488	210
Japan Tobacco, Inc.	103,400	2,611	Ultrapar Participacoes SA	3,593	56
JM Smucker Co. (The)	1,452	152	Williams Cos. , Inc. (The)	13,116	353
Kernel Holding SA	27,531	378			15,494
Keurig Dr Pepper, Inc.	1,525	42
Kimberly-Clark Corp.	2,337	260	Financial Services - 9.2%
Kraft Heinz Co. (The)	1,927	93	Activia Properties, Inc. (ö)	107	463
Lenta, Ltd. - GDR(Æ)	257,571	852	ADO Properties SA (Þ)	2,436	146
Loblaw Cos. , Ltd.	3,690	179	Aedifica(ö)	1,221	117
McCormick & Co. , Inc.	1,161	144	Aflac, Inc.	3,443	164
PepsiCo, Inc.	23,867	2,689	AGNC Investment Corp. (Æ)	23,732	425
Procter & Gamble Co. (The)	39,051	3,767	Agree Realty Corp. (ö)	3,813	252
Qol Holdings Co. , Ltd.	28,500	445	Allied Properties Real Estate Investment	14,374	516
Stock Spirits Group PLC	113,718	346	Trust(ö)
Sysco Corp.	1,994	127	Ally Financial, Inc.	27,816	725
Unilever NV	19,676	1,051	Alstria Office REIT-AG(ö)	11,260	169
			American Financial Group, Inc.	1,847	176
		19,846	American Tower Corp. (ö)	372	64
Energy - 1.3%			Americold Realty Trust(ö)	9,719	285
AltaGas, Ltd. - ADR	14,977	153	Ameris Bancorp	9,097	345
APA Group	10,066	67	Apartment Investment & Management	10,426	516
			Co. Class A(ö)
BP PLC - ADR	23,044	948	Arthur J Gallagher & Co.	3,011	225
Chevron Corp.	3,876	444	Assura PLC(ö)	301,983	237
Cloud Peak Energy, Inc. (Æ)(Ñ)	109,790	41	Atlantic Capital Bancshares, Inc. (Æ)	22,655	410
Crescent Point Energy Corp.	138,092	412	Axis Capital Holdings, Ltd.	2,638	141
Denison Mines Corp. (Æ)	748,989	376	Bank of Ireland Group PLC	109,727	658
Eclipse Resources Corp. (Æ)(Ñ)	225,614	259	Banner Corp.	9,834	536
Enterprise Products Partners, LP	3,012	83	Berkshire Hathaway, Inc. Class B(Æ)	1,638	337
EOG Resources, Inc.	686	68	Big Yellow Group PLC(ö)	13,485	170
Exxon Mobil Corp.	18,736	1,373
Fission Uranium Corp. (Æ)	658,636	281	BlackRock, Inc. Class A	97	40
Foresight Energy LP	26,244	87	Boardwalk Real Estate Investment	16,917	517
			Trust(Ñ)(ö)
Galp Energia SGPS SA Class B	9,917	155	BOC Aviation, Ltd. (Þ)	18,000	154
Gazprom PJSC	1,160,192	2,887	British Land Co. PLC (The)(ö)	45,140	340
Gulfport Energy Corp. (Æ)	27,427	230	Brixmor Property Group, Inc. (ö)	22,226	381

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 373

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Byline Bancorp, Inc. (Æ)	10,445	197	Guoco Group, Ltd.	16,000	206
CA Immobilien Anlagen AG	5,553	199	Hallmark Financial Services, Inc.(Æ)	42,941	417
Cadence Bancorp	25,891	485	Hang Lung Properties, Ltd. - ADR	165,000	360
Capital City Bank Group, Inc.	19,059	457	Hang Seng Bank, Ltd.	4,400	102
CapitaLand, Ltd.	66,500	165	Hanover Insurance Group, Inc. (The)	2,174	248
Capitol Federal Financial, Inc.	5,991	77	Hartford Financial Services Group, Inc.	17,033	799
Castellum AB	14,114	267	HomeStreet, Inc. (Æ)	29,059	711
Catena AB	6,608	178	Hopewell Holdings, Ltd.	67,000	309
Central Pacific Financial Corp.	26,832	768	IGM Financial, Inc.	5,049	130
Century Bancorp, Inc. Class A	3,638	282	Immofinanz AG(Æ)	15,154	401
Charter Hall Group - ADR(ö)	63,507	380	Independent Bank Corp.	24,850	551
China Overseas Land & Investment, Ltd.	72,000	271	Industrial Logistics Properties Trust(ö)	8,964	193
China Resources Land, Ltd.	15,559	61	Inmobiliaria Colonial Socimi SA(ö)	37,554	384
Chubb, Ltd.	7,052	938	Intact Financial Corp.	4,083	323
CI Financial Corp.	8,789	118	Interactive Brokers Group, Inc. Class A	29,247	1,474
Cincinnati Financial Corp.	2,980	242	Investors Real Estate Trust(ö)	9,238	544
Citigroup, Inc.	41,253	2,660	Invincible Investment Corp. (ö)	606	263
Civista Bancshares, Inc.	6,312	118	Invitation Homes, Inc. (ö)	27,611	621
CK Asset Holdings, Ltd.	196,500	1,667	Jack Henry & Associates, Inc.	1,519	203
CME Group, Inc. Class A	1,174	214	James River Group Holdings, Ltd.	2,870	111
CNA Financial Corp.	3,705	170	Kearny Financial Corp.	8,775	113
CNO Financial Group, Inc.	14,288	255	Kemper Corp.	8,834	664
Consolidated-Tomoka Land Co.	5,196	317	Kennedy-Wilson Holdings, Inc.	10,693	214
Cowen Group, Inc. Class A(Æ)	10,263	166	Kilroy Realty Corp. (ö)	9,447	666
Credit Saison Co. , Ltd.	91,600	1,203	Klepierre SA - GDR(ö)	11,344	390
Crown Castle International Corp. (ö)	1,205	141	Ladder Capital Corp. Class A(ö)	21,996	381
CyrusOne, Inc. (ö)	6,356	344	LEG Immobilien AG	2,087	245
Dai-ichi Life Holdings, Inc.	109,600	1,771	Legacy Housing Corp. (Æ)	11,616	163
Daiwa Securities Group, Inc.	277,000	1,383	Life Storage, Inc. (Æ)(ö)	4,025	396
Delek Group, Ltd.	563	98	Link Real Estate Investment Trust(ö)	78,930	866
Deutsche Wohnen SE	18,965	946	Lloyds Banking Group PLC	1,453,971	1,107
Digital Realty Trust, Inc. (ö)	7,343	796	LondonMetric Property PLC(ö)	76,896	189
Dundee Corp. Class A(Æ)	76,387	70	LSL Property Services PLC	142,554	469
EMC Insurance Group, Inc.	6,380	210	Marsh & McLennan Cos. , Inc.	1,766	156
Emlak Konut Gayrimenkul Yatirim	1,183,286	362	MasterCard, Inc. Class A	10,953	2,313
Ortakligi AS(ö)			MBIA, Inc. (Æ)(Ñ)	121,271	1,165
Empire State Realty Trust, Inc. Class	15,097	233	Merlin Properties SOCIMI SA(ö)	14,945	200
A(ö)			MGIC Investment Corp. (Æ)	49,737	621

Entra ASA (Þ)	22,570	327	Mitsubishi Estate Co., Ltd.	89,839	1,588
Equity Commonwealth(ö)	6,163	199	Mitsubishi UFJ Financial Group, Inc.
Equity LifeStyle Properties, Inc. Class				478,700	2,576
A(ö)	4,533	480	Mitsui Fudosan Co. , Ltd.	10,160	246
Erie Indemnity Co. Class A	1,854	271	Moscow Exchange MICEX-RTS PJSC	382,327	543
Essent Group, Ltd. (Æ)	10,523	418	MS&AD Insurance Group Holdings, Inc.	22,700	674
Essex Property Trust, Inc. (ö)	3,831	1,039	National Bank Holdings Corp. Class A	20,488	655
Etalon Group, Ltd. - GDR	450,884	924	New World Development Co. , Ltd.	342,000	537
Everest Re Group, Ltd.	686	150	New York Community Bancorp, Inc.(Ñ)	4,776	55
Extra Space Storage, Inc. (ö)	7,480	738	NexPoint Residential Trust, Inc. (ö)	28,010	1,048
Fidelity National Information Services,	2,350	246	Nippon Building Fund, Inc. (ö)	71	459
Inc.			Nippon Prologis REIT, Inc. (Æ)(ö)	151	329
First Foundation, Inc.	47,176	685	Nomura Holdings, Inc.	527,700	2,144
Fiserv, Inc. (Æ)	3,354	278	Nordea Bank AB	16,872	153
Fonciere Des Regions(ö)	2,999	307	Northeast Bancorp	16,298	321
Foxtons Group PLC	388,233	270	Northfield Bancorp, Inc.	24,850	356
Fulton Financial Corp.	23,354	375	Northwest Bancshares, Inc.	9,858	174
Gecina SA(ö)	1,958	288	Old Republic International Corp.	6,277	126
GEO Group, Inc. (The)(ö)	9,872	223	Old Second Bancorp, Inc.	57,194	802
Getty Realty Corp. (ö)	19,537	626	Origin Bancorp, Inc.	10,960	373
Goodman Group(ö)	32,395	275	Oritani Financial Corp.	13,504	228
GPT Group (The)(ö)	168,132	709	Orix JREIT, Inc. (ö)	341	596
Great Eastern Holdings, Ltd.	5,700	111	Oversea-Chinese Banking Corp. , Ltd.	12,199	104
Great-West Lifeco, Inc.	6,338	136	Park Hotels & Resorts, Inc. (ö)	12,560	378

See accompanying notes which are an integral part of this quarterly report.

374 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Parkway Life Real Estate Investment	29,100	62	Wells Fargo & Co.	125,718	6,150
Trust(Æ)(ö)			Welltower, Inc. (ö)	19,047	1,476
PAX Global Technology, Ltd.	1,705,000	750
PayPal Holdings, Inc. (Æ)	33,753	2,997			113,369
Peapack Gladstone Financial Corp.	30,291	808	Health Care - 2.8%
Pebblebrook Hotel Trust(Ñ)(ö)	11,099	356	Abbott Laboratories	26,261	1,917
Piedmont Office Realty Trust, Inc. Class	10,026	194	AbbVie, Inc.	3,041	244
Popular, A(ö) Inc.	19,970	1,091	Abiomed, Inc. (Æ)	469	165
ProAssurance Corp.	3,726	159	Accuray, Inc. (Æ)	114,628	504
Progressive Corp. (The)	2,368	159	Agilent Technologies, Inc.	2,655	202
Prologis, Inc. (ö)	20,064	1,388	Alexion Pharmaceuticals, Inc. (Æ)	419	52
Provident Financial Holdings, Inc.	3,394	58	Align Technology, Inc. (Æ)	160	40
Realty Income Corp. (ö)	11,644	800	Allergan PLC	1,055	152
Regency Centers Corp. (ö)	8,842	575	Amgen, Inc.	1,310	245
RenaissanceRe Holdings, Ltd.	14,792	2,042	Anthem, Inc. (Æ)	286	87
Royal Bank of Canada - GDR	2,336	178	Baxter International, Inc.	3,311	240
Royal Bank of Scotland Group PLC	610,982	1,933	Bayer AG	10,129	767
Sabra Health Care REIT, Inc. (ö)	17,546	361	Becton, Dickinson and Co.	218	54
Safety Insurance Group, Inc.	2,438	201	BeiGene, Ltd. - ADR(Æ)(Ñ)	12,507	1,619
SBA Communications Corp. (Æ)(ö)	3,348	611	Biogen, Inc. (Æ)	314	105
Sberbank of Russia PJSC Class T	458,154	1,529	BML, Inc.	31,100	858
Segro PLC(ö)	41,108	349	Boston Scientific Corp. (Æ)	1,968	75
Sekisui House Reit, Inc. (ö)	45	31	Bristol-Myers Squibb Co.	30,641	1,513
Silvercrest Asset Management Group,			Celgene Corp. (Æ)	637	56
Inc. Class A	24,524	327	Cerner Corp. (Æ)	832	46
SITE Centers Corp. (ö)	11,815	154	Charles River Laboratories	1,121	138
Skandinaviska Enskilda Banken AB			International, Inc. (Æ)
Class A	14,699	154	Chr Hansen Holding A/S	10,414	988
Sompo Japan Nipponkoa Holdings, Inc.	13,494	506	Cigna Corp.	904	181
Sprott, Inc. (Ñ)	419,190	814	Coloplast A/S Class B	8,562	782
Sumitomo Mitsui Financial Group, Inc.	89,900	3,344	Cooper Cos. , Inc. (The)	146	41
Sumitomo Mitsui Trust Holdings, Inc.	25,800	978	Dentsply Sirona, Inc.	2,750	115
Sumitomo Realty & Development Co.,	15,215	580	Edwards Lifesciences Corp. (Æ)	351	60
Ltd.			Eli Lilly & Co.	3,218	386
Sun Communities, Inc. (ö)	5,041	554	Fresenius Medical Care AG & Co.	2,841	210
Sunstone Hotel Investors, Inc. (ö)	17,110	245	Fresenius SE & Co. KGaA	3,470	180
Swire Properties, Ltd.	118,800	465	Genmab A/S(Æ)	9,536	1,385
Synchrony Financial	48,421	1,455	Gilead Sciences, Inc.	1,703	119
Taubman Centers, Inc. (ö)	3,941	196	GlaxoSmithKline PLC - ADR	41,778	812
Territorial Bancorp, Inc.	5,191	143	Henry Schein, Inc. (Æ)	2,144	167
TFS Financial Corp.	10,319	168	Hill-Rom Holdings, Inc.	2,122	212
Tokio Marine Holdings, Inc.	3,100	151	Humana, Inc.	181	56
Tokyo Tatemono Co. , Ltd.	32,972	400	Illumina, Inc. (Æ)	201	56
Tokyu Fudosan Holdings Corp.	42,406	231	Intuitive Surgical, Inc. (Æ)	176	92
Toronto Dominion Bank	2,806	158	Johnson & Johnson	31,488	4,189
Travelers Cos. , Inc. (The)	2,079	261	Laboratory Corp. of America
Turkiye Halk Bankasi AS	284,611	419	Holdings(Æ)	1,347	188
Two Harbors Investment Corp. (ö)	53,070	774	McKesson Corp.	337	43
UBS Group AG(Æ)	2,998	39	Medtronic PLC	3,679	325
UDR, Inc. (ö)	38,997	1,706	Merck & Co. , Inc.	4,558	339
UMH Properties, Inc. (ö)	35,571	499	Merck KGaA	1,801	189
UNITE Group PLC (The)(ö)	10,757	129	Millennium Health LLC(Æ)	2,491	—
United Community Banks, Inc.	12,307	317	Novartis AG	24,503	2,138
United Financial Bancorp, Inc.	64,959	962	Owens & Minor, Inc.	10,178	77
Uranium Participation Corp. (Æ)	358,539	1,304	Patterson Cos. , Inc.	2,920	65
Ventas, Inc. (ö)	9,383	605	PerkinElmer, Inc.	2,879	261
VEREIT, Inc. (ö)	87,534	707	Pfizer, Inc.	96,189	4,082
VICI Properties, Inc. (ö)	15,252	328	Protek PJSC(Æ)	123,101	163
Visa, Inc. Class A	801	108	Quest Diagnostics, Inc.	1,920	168
Vornado Realty Trust(ö)	7,923	554	Regeneron Pharmaceuticals, Inc. (Æ)	184	79
Weingarten Realty Investors(ö)	15,696	450	ResMed, Inc.	2,199	209

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 375

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Roche Holding AG	5,915	1,571	Turquoise Hill Resources, Ltd. (Æ)	1,123,476	1,876
RTI Surgical, Inc. (Æ)	33,187	146	Universal Stainless & Alloy Products,	35,819	642
Sanofi - ADR	22,788	1,980	Inc. (Æ)
SeaSpine Holdings Corp. (Æ)	10,015	153	Wheaton Precious Metals Corp.	86,157	1,816
Steris PLC	2,561	292			39,516
Stryker Corp.	1,591	283
Teleflex, Inc.	753	206	Producer Durables - 4.2%
Thermo Fisher Scientific, Inc.	1,581	388	3M Co.	1,264	253
Toho Holdings Co. , Ltd.	11,800	289	ABB, Ltd.	13,665	261
Trinity Biotech PLC - ADR(Æ)	85,803	232	Accenture PLC Class A	1,671	257
UnitedHealth Group, Inc.	2,036	550	Acciona SA	2,186	208
Universal Health Services, Inc. Class B	425	56	Aena SA (Þ)	2,686	464
Varian Medical Systems, Inc. (Æ)	1,748	231	Aeroports de Paris	1,820	349
WellCare Health Plans, Inc. (Æ)	263	73	Air Transport Services Group, Inc.(Æ)	7,081	168
Zimmer Biomet Holdings, Inc.	420	46	Andritz AG	14,063	694
Zoetis, Inc. Class A	945	81	Ardmore Shipping Corp. (Æ)	169,945	964
			Astec Industries, Inc.	8,121	301
		34,013	Atlantia SpA	14,633	346
Materials and Processing - 3.2%			Auckland International Airport, Ltd.	62,278	316
Aleatica, SAB de CV	37,952	46	Aurizon Holdings, Ltd.	36,120	116
Allegheny Technologies, Inc. (Æ)	31,679	868	BAE Systems PLC	144,001	967
Amcor, Ltd. Class A	76,169	757	Boeing Co. (The)	472	182
Asahi Glass Co. , Ltd.	8,000	271	Bureau Veritas SA	18,887	420
Bear Creek Mining Corp. (Æ)	86,010	98	CH Robinson Worldwide, Inc.	1,217	106
Cameco Corp. Class A(Ñ)	271,693	3,293	CK Infrastructure Holdings, Ltd.	23,000	186
Carpenter Technology Corp.	10,241	484	Covanta Holding Corp.	23,008	370
Centerra Gold, Inc. (Æ)	425,713	2,158	CPI Aerostructures, Inc. (Æ)	27,669	194
Elematec Corp.	6,000	99	Daiseki Co. , Ltd.	11,500	271
Ferroglobe PLC	44,666	102	Danaher Corp.	2,816	312
Gabriel Resources, Ltd. (Æ)	2,236,492	681	Danone SA	11,685	850
Getlink SE	24,724	362	Daseke, Inc. (Æ)	33,567	140
Gold Fields, Ltd. - ADR	140,918	574	Denso Corp.	49,800	2,283
Haynes International, Inc.	29,210	958	Diana Shipping, Inc. (Æ)	137,819	405
Hitachi Chemical Co. , Ltd.	102,900	1,690	Ebara Corp.	22,700	624
Impala Platinum Holdings, Ltd. (Æ)	511,754	1,498	Emerson Electric Co.	2,360	155
International Tower Hill Mines, Ltd.(Æ)	72,849	45	Flughafen Zurich AG	799	141
Ivanhoe Mines, Ltd. Class A(Æ)	97,282	210	FreightCar America, Inc. (Æ)	89,136	635
JFE Holdings, Inc.	67,900	1,195	Garrett Motion, Inc. (Æ)	328	5
Kinross Gold Corp. (Æ)	71,099	239	GEA Group AG	29,431	809
Lundin Gold, Inc. (Æ)	178,995	725	Generac Holdings, Inc. (Æ)	10,270	544
MHP SE - GDR	110,870	1,225	General Electric Co.	126,965	1,290
Mosaic Co. (The)	13,692	442	Granite Construction, Inc.	6,530	282
New Gold, Inc. (Æ)	1,048,348	1,216	Great Lakes Dredge & Dock Corp.(Æ)	148,791	1,052
Newcrest Mining, Ltd.	185,828	3,310	Grupo Aeroportuario del Pacifico SAB	1,927	174
NexGen Energy, Ltd. (Æ)	614,089	1,066	de CV - ADR
NGK Insulators, Ltd.	102,500	1,572	Grupo Aeroportuario del Pacifico SAB	12,611	113
			de CV Class B
Nippon Steel & Sumitomo Metal Corp.	192,900	3,564	Guangshen Railway Co. , Ltd. Class H	2,478,000	1,036
Nitto Denko Corp.	12,400	699	Hackett Group, Inc. (The)	25,059	451
Nitto FC Co. , Ltd.	38,100	253	Hankook Tire Worldwide Co. , Ltd.	8,219	119
NN, Inc.	38,175	349	Harvey Gulf International Marine
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)	444,471	347	LLC(Æ)	4,847	184
Novagold Resources, Inc. (Æ)	82,345	320	HGIM Corp. (Æ)	1,084	41
Polyus PJSC - GDR	19,018	793	Honeywell International, Inc.	2,278	327
Safestore Holdings PLC(ö)	22,968	175	ICF International, Inc.	18,559	1,223
Schweitzer-Mauduit International, Inc.	22,726	729	IHS Markit, Ltd. (Æ)	36,323	1,886
Seabridge Gold, Inc. (Æ)(Ñ)	79,695	1,108	Japan Steel Works, Ltd. (The)	10,600	196
Siemens AG	363	40	Jiangsu Expressway Co. , Ltd. Class H	92,000	133
Sonoco Products Co.	1,303	75	Kaman Corp. Class A	1,138	67
Tahoe Resources, Inc. (Æ)	206,819	784	Kamigumi Co. , Ltd.	25,500	564
Tikkurila OYJ	22,091	333	KBR, Inc.	46,950	808
Travis Perkins PLC	26,679	429	Koninklijke Vopak NV	1,759	90

See accompanying notes which are an integral part of this quarterly report.

376 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kurita Water Industries, Ltd.	3,800	96	Amphenol Corp. Class A	2,230	196
Liquidity Services, Inc. (Æ)	27,928	234	Apple, Inc.	4,917	818
Lockheed Martin Corp.	815	236	Atos SE	872	80
Lookers PLC	231,053	328	Autodesk, Inc. (Æ)	9,426	1,388
Luks Group Vietnam Holdings Co. , Ltd.	390,000	95	Avnet, Inc.	13,331	549
Meggitt PLC	97,374	659	AVX Corp.	10,894	193
Mesa Air Group, Inc. (Æ)	14,407	126	Baidu, Inc. - ADR(Æ)	11,404	1,969
Mitsubishi Corp.	58,200	1,700	BCE, Inc.	5,714	248
Mitsubishi Heavy Industries, Ltd.	90,000	3,476	Cisco Systems, Inc.	10,528	498
Mitsui & Co. , Ltd.	134,500	2,198	Cognizant Technology Solutions Corp.	12,297	857
Modec, Inc.	1,700	38	Class A
MTR Corp. , Ltd.	36,000	201	CommVault Systems, Inc. (Æ)	3,420	226
Nestle SA	19,850	1,729	Cosel Co. , Ltd.	33,439	333
Nippon Yusen	115,000	1,922	Diebold Nixdorf, Inc. (Ñ)	102,521	436
Obayashi Corp.	117,100	1,111	DSP Group, Inc. (Æ)	12,938	164
Organo Corp.	16,400	385	Electronic Arts, Inc. (Æ)	19,227	1,773
Orion Group Holdings, Inc. (Æ)	119,285	503	Extreme Networks, Inc. (Æ)	76,640	579
Orkla ASA	135,573	1,092	Facebook, Inc. Class A(Æ)	33,118	5,521
Radiant Logistics, Inc.	112,423	555	FANUC Corp.	3,600	607
Raytheon Co.	932	154	Genpact, Ltd.	2,322	69
Real Alloy(Æ)(Š)	42	1,573	Hanergy Thin Film Power Group, Ltd.	205,123	131
			(Æ)(Š)

Republic Services, Inc. Class A	2,094	161	Icom, Inc.	16,143	313
Rockwell Automation, Inc.	1,203	204	Infosys, Ltd. - ADR	23,163	250

Rumo SA(Æ)	31,960	172	Infrastrutture Wireless Italiane SpA (Þ)	23,665	188
Scorpio Tankers, Inc.	22,101	414	Intel Corp.	8,069	380

Secom Joshinetsu Co. , Ltd.	3,202	100	International Business Machines Corp.	2,174	292
Seiko Epson Corp.	40,600	644	Liberty Latin America, Ltd. Class A(Æ)	32,765	571

ServiceSource International, Inc. (Æ)	105,108	126	Microchip Technology, Inc. (Ñ)	1,400	113
SIA Engineering Co. , Ltd.	99,700	184	Microsoft Corp.	8,629	901

Singapore Airlines, Ltd. (Æ)	26,900	193	MicroStrategy, Inc. Class A(Æ)	2,001	254
Skanska AB Class B	12,616	221	MiX Telematics, Ltd. - ADR	8,118	146

Spirit Airlines, Inc. (Æ)	7,253	427	NEC Corp.	7,000	235
StealthGas, Inc. (Æ) (Æ)	157,425	526	NeoPhotonics Corp. (Æ)	131,172	947

Sydney Airport	35,191	168	NetScout Systems, Inc. (Æ)	15,540	403
Team, Inc. (Æ)	15,308	220	NetSol Technologies, Inc. (Æ)	20,981	141

Tecnicas Reunidas SA	4,288	110	NTT DOCOMO, Inc.	10,200	244
Titan Machinery, Inc. (Æ)	9,293	174	NVC Lighting Holdings, Ltd.	1,824,427	117

Transurban Group - ADR(Æ)	29,490	261	Ooma, Inc. (Æ)	42,218	638
Tsakos Energy Navigation, Ltd.	157,695	508	Oracle Corp.	80,348	4,036

Tutor Perini Corp. (Æ)	53,531	921	QAD, Inc. Class A	9,667	408
Union Pacific Corp.	986	157	QUALCOMM, Inc.	3,560	176

United Technologies Corp.	1,781	210	Resideo Technologies, Inc. (Æ)	547	12
Universal Truckload Services, Inc.	11,680	238	Ribbon Communications, Inc. (Æ)	48,410	270

USA Truck, Inc. (Æ)	24,343	435	SAMCO, Inc.	5,800	50
Vinci SA	949	84	ServiceNow, Inc. (Æ)	14,251	3,136

Waste Management, Inc.	1,864	178	SES SA	3,250	66
Waters Corp. (Æ)	901	208	Silverlake Axis, Ltd.	533,461	193

West Japan Railway Co.	5,100	371	Singapore Telecommunications, Ltd.	786,466	1,767
Wirecard AG	1,575	261	SMART Global Holdings, Inc. (Æ)(Ñ)	22,149	550
YRC Worldwide, Inc. (Æ)	105,466	658	Sparton Corp. (Æ)	6,910	127
		51,277	Splunk, Inc. (Æ)	15,549	1,941
			StarHub, Ltd.	150,700	199
Technology - 4.3%			SYNNEX Corp.	778	75
Acacia Communications, Inc. (Æ)	12,646	550	Synopsys, Inc. (Æ)	1,245	116
Adesto Technologies Corp. (Æ)	62,866	310	Tencent Holdings, Ltd.	51,738	2,328
Aerohive Networks, Inc. (Æ)	68,453	261	Texas Instruments, Inc.	1,867	188
Alibaba Group Holding, Ltd. - ADR(Æ)	24,618	4,148	Transcosmos, Inc.	14,700	307
Allot Communications, Ltd. (Æ)	49,008	343	Vodafone Group PLC	573,197	1,044
Alphabet, Inc. Class A(Æ)	5,566	6,268	VTech Holdings, Ltd.	17,821	170
Alphabet, Inc. Class C(Æ)	45	50
Amdocs, Ltd.	3,977	222	Xilinx, Inc.	1,297	145

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 377

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yahoo! Japan Corp.	269,500	728	Hokkaido Gas Co. , Ltd.	3,600	49
		52,952	Hokuriku Electric Power Co.	4,800	42
			Hong Kong & China Gas Co. , Ltd.	105,000	228
Utilities - 3.6%			Iberdrola SA	27,372	226
A2A SpA	102,782	187	Idacorp, Inc.	1,051	102
ACEA SpA	8,627	132	Inpex Corp.	15,200	145
AES Corp.	4,376	72	Inter Pipeline, Ltd.	17,250	277
ALLETE, Inc.	4,951	381	Italgas SpA	26,467	160
Alliant Energy Corp.	10,479	466	Kansai Electric Power Co. , Inc. (The)	5,100	77
Ameren Corp.	1,853	128	KDDI Corp.	80,100	2,005
American Electric Power Co. , Inc.	1,837	145	Keyera Corp.	4,064	86
American Water Works Co. , Inc.	3,254	312	KT Corp.	16,509	424
Aqua America, Inc.	4,691	164	KT Corp. - ADR	165,634	2,290
AT&T, Inc.	7,891	237	Kyushu Electric Power Co. , Inc.	5,100	63
Atmos Energy Corp.	1,668	162	Mammoth Energy Services, Inc. (Ñ)	32,938	729
Avangrid, Inc.	1,442	72	MDU Resources Group, Inc.	3,093	80
Avista Corp.	4,826	202	MEG Energy Corp. Class A(Æ)	411,402	1,701
Beijing Enterprises Holdings, Ltd.	25,500	145	MPLX, LP	1,751	61
Brookfield Infrastructure Partners, LP	1,953	76	National Fuel Gas Co.	1,206	69
Canadian Natural Resources, Ltd.	11,275	303	National Grid PLC	13,180	143
CenterPoint Energy, Inc.	6,064	187	NextEra Energy, Inc.	3,932	704
Centrais Eletricas Brasileiras SA(Æ)	178,841	1,835	Nippon Telegraph & Telephone Corp.	48,705	2,091
Cheniere Energy, Inc. (Æ)	5,288	347	NiSource, Inc.	6,296	172
China Mobile, Ltd.	61,000	641	Northland Power, Inc.	8,599	156
China Telecom Corp. , Ltd. Class H	1,066,000	580	NorthWestern Corp.	2,998	192
Chubu Electric Power Co. , Inc.	3,700	58	NRG Energy, Inc.	1,638	67
Chugoku Electric Power Co. , Inc. (The)	13,000	178	OGE Energy Corp.	6,371	261
CLP Holdings, Ltd.	23,000	268	Orsted A/S(Þ)	2,749	198
CMS Energy Corp.	6,146	320	Osaka Gas Co. , Ltd.	3,000	59
Consolidated Edison, Inc.	1,016	79	Pattern Energy Group, Inc. Class A	13,367	284
Dominion Energy, Inc.	3,283	231	PCCW, Ltd.	288,000	172
DTE Energy Co.	1,259	148	Pembina Pipeline Corp.	15,077	537
Duke Energy Corp.	5,305	466	PG&E Corp. (Æ)	1,779	23
E. ON SE	19,544	217	Pinnacle West Capital Corp.	1,765	156
Edison International	3,365	192	Plains GP Holdings, LP Class A(Æ)	3,505	80
El Paso Electric Co.	3,181	167	PNM Resources, Inc.	5,939	253
Electric Power Development Co. , Ltd.	2,200	55	Portland General Electric Co.	5,960	288
Electricite de France SA	136,081	2,252	Power Assets Holdings, Ltd.	27,000	182
Enbridge, Inc.	27,203	994	PPL Corp.	39,861	1,248
Endesa SA - ADR	11,541	288	Proximus	4,604	123
Enel SpA	55,309	334	Public Service Enterprise Group, Inc.	4,279	233
Energias de Portugal SA	60,210	220	Red Electrica Corp. SA	10,374	239
Engie SA	31,158	500	Rosehill Resources, Inc. (Æ)	25,053	87
Entergy Corp.	2,144	191	RusHydro PJSC	275,995,337	2,167
Evergy, Inc.	6,741	386	RWE AG	2,608	65
Eversource Energy(Æ)	1,839	128	Saibu Gas Co. , Ltd.	1,900	42
EVN AG	6,525	105	Sempra Energy	894	105
Exelon Corp.	36,053	1,723	Shikoku Electric Power Co. , Inc.	3,600	45
Federal Grid PJSC	657,650,058	1,674	Shizuoka Gas Co. , Ltd.	5,200	42
FirstEnergy Corp.	7,971	312	Snam Rete Gas SpA	40,079	191
Fortis, Inc.	4,967	177	Southern Co. (The)	3,420	166
Fortum OYJ	8,913	202	Southwest Gas Holdings, Inc.	1,689	132
Freenet AG	10,018	213	Spark Infrastructure Group	119,360	210
Guangdong Investment, Ltd.	37,039	71	Spire, Inc.	1,855	147
Hawaiian Electric Industries, Inc.	4,361	162	Suez Environnement Co.	13,200	169
Hera SpA	56,052	189	Telekom Austria AG - ADR(Æ)	15,635	120
HighPoint Resources Corp. (Æ)	281,613	789	Telia Co. AB	48,367	211
Hiroshima Gas Co. , Ltd.	14,600	45	TELUS Corp.	5,439	190
HK Electric Investments & HK Electric	184,500	188	Terna Rete Elettrica Nazionale SpA	40,752	251
Investments, Ltd.			Toho Gas Co. , Ltd.	1,000	43
Hokkaido Electric Power Co. , Inc.	7,000	48	Tohoku Electric Power Co. , Inc.	5,800	78

See accompanying notes which are an integral part of this quarterly report.

378 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tokyo Gas Co. , Ltd.	9,000	236	Berkley (WR) Corp.
TransCanada Corp.	2,402	102	5.700% due 03/30/58	11,000	277
UGI Corp.	1,878	107	Capital One Financial Corp.
United Utilities Group PLC	25,681	280	6.700% due 12/01/19(¢)	17,850	461
Unitil Corp.	2,855	150	Carlyle Group, LP (The)
Vectren Corp.	1,365	99	5.875% due 09/15/22(¢)	2,548	58
Veolia Environnement SA	3,997	84	Centaur Funding Corp.
Verbund AG Class A	4,449	227	9.080% due 04/21/20	622	659
Vistra Energy Corp.	2,301	58	Citigroup, Inc.
WEC Energy Group, Inc. (Æ)	7,981	583	6.300% due 02/12/21(¢)	9,111	231
Xcel Energy, Inc.	7,544	395	Citizens Financial Group, Inc.
		43,801	6.350% due 04/06/24(¢)	10,000	255
			CoBank ACB
Total Common Stocks			6.250% due 10/01/22(¢)	9,800	1,005
(cost $407,493)		411,431	Digital Realty Trust, Inc.
Preferred Stocks - 2.7%			5.875% due 04/09/19(¢)	9,000	227
Consumer Discretionary - 0.2%			Farm Credit Bank of Texas
CHS, Inc.			10.000% due 12/15/20(¢)	100	112
7.500% due 01/21/25(¢)	20,870	563	6.750% due 09/15/23(¢)	18,596	1,935
GMAC Capital Trust I			First Republic Bank
8.469% due 02/15/40	65,370	1,706	5.500% due 06/30/23(¢)	14,865	359
Hyundai Motor Co.			5.500% due 05/23/19(¢)	7,342	172
5.270% (Ÿ)	7,827	592	Global Net Lease, Inc.
		2,861	7.250% due 09/12/22(¢)	10,600	250
Consumer Staples - 0.1%			Hanover Insurance Group, Inc. (The)
Dairy Farmers of America, Inc.			6.350% due 03/30/53	27,289	731
7.875% due 03/26/19(¢)	6,100	606	JPMorgan Chase & Co.
7.875% due 12/01/25(¢)	2,500	248	5.750% due 12/01/23(¢)	4,550	113
		854	6.000% due 03/01/24(¢)	14,877	381
Energy - 0.1%			Kimco Realty Corp.
Algonquin Power & Utilities Corp.			5.625% due 04/09/19(¢)	10,589	244
6.875% due 10/17/78	9,000	241	Legg Mason, Inc.
Southern Co. (The)			6.375% due 03/15/56	16,150	435
6.250% due 10/15/75	10,543	276	5.450% due 09/15/56	1,995	49
			Monmouth Real Estate Investment Corp.
Financial Services - 2.0%		517	6.125% due 09/15/21(¢)	10,484	246
Aegon NV			Morgan Stanley
6.375% due 03/25/19(¢)	9,000	230	6.625% due 07/15/19(¢)	8,846	225
American Financial Group, Inc.			6.875% due 01/15/24(¢)	11,562	312
6.000% due 11/15/55	17,691	451	6.375% due 10/15/24(¢)	21,435	563
American Homes 4 Rent			5.850% due 04/15/27(¢)	14,781	375
6.500% due 5/24/21(¢)	13,413	322	National Retail Properties, Inc.
6.350% due 6/29/21(¢)	16,288	374	5.700% due 4/09/19(¢)	10,896	273
Apollo Global Management LLC			National Storage Affiliates Trust
6.375% due 03/15/23(¢)	23,433	569	6.000% due 10/11/22(¢)	9,364	228
Arch Capital Group, Ltd.			Oaktree Capital Group LLC
5.250% due 09/29/21(¢)	11,100	250	6.550% due 09/15/23(¢)	15,000	370
Ares Management Corp.			PartnerRe, Ltd.
7.000% due 06/30/21(¢)	7,943	213	5.875% due 04/29/21(¢)	21,371	549
AXIS Capital Holdings, Ltd.			6.500% due 04/29/21(¢)	21,682	560
5.500% due 11/07/21(¢)	13,112	304	PNC Financial Services Group, Inc.
Bank of America Corp.			(The)
7.250%	370	478	6.125% due 05/01/22(¢)	11,999	316
6.500% due 01/27/20(¢)	3,600	93	Prudential Financial, Inc.
6.000% due 05/16/23(¢)	17,650	459	5.625% due 08/15/58	9,500	238
5.875% due 7/24/23(¢)	33,600	847	QTS Realty Trust, Inc.
BB&T Corp.			7.125% due 3/15/23(¢)	10,082	257
5.625% due 05/01/19(¢)	21,072	527	Regions Financial Corp.
5.850% due 05/01/19(¢)	9,984	252	6.375% due 06/15/19(¢)	9,100	230

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 379

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Reinsurance Group of America, Inc.			6.500% due 03/15/24(¢)		14,194	389
5.750% due 06/15/56	13,350	340	PPL Capital Funding, Inc.
6.200% due 09/15/42	10,829	284	5.900% due 04/30/73		18,575	468
RenaissanceRe Holdings, Ltd.			RWE AG
5.750% due 06/30/23(¢)	17,420	411	6.928% (Ÿ)		2,692	66
Rexford Industrial Realty, Inc.			Southern Co. (The)
5.875% due 8/16/21(¢)	10,415	241	5.250% due 12/01/77		10,425	253
Saul Centers, Inc.						4,069
6.875% due 04/08/19(¢)	8,167	211	Total Preferred Stocks
SCE Trust VI			(cost $33,350)			33,401
5.000% due 06/26/22(¢)	12,100	219
SITE Centers Corp.			Options Purchased - 0.2%
6.500% due 04/09/19(¢)	15,350	393	(Number of Contracts)
6.250% due 04/09/19(¢)	8,783	216	Fannie Mae Bonds
SL Green Realty Corp.			JPMorgan Chase Feb 2019 97.74		(ÿ)	412
			Call (1)	USD	76,000
6.500% due 04/09/19(¢)	17,886	464	JPMorgan Chase Feb 2019 99.94
State Street Corp.			Call (1)	USD	4,000 (ÿ)	25
5.250% due 03/26/19(¢)	3,885	95	JPMorgan Chase Feb 2019 100.11	USD	20,000 (ÿ)	92
Sunstone Hotel Investors, Inc.			Call (1)
6.950% due 3/11/21(¢)	14,405	377	JPMorgan Chase Feb 2019 102.02			127
			Call (1)	USD	32,000 (ÿ)
Synovus Financial Corp.			JPMorgan Chase Feb 2019 97.34
6.300% due 06/21/23(¢)	4,598	115	Put (1)	USD	50,000 (ÿ)	1
Taubman Centers, Inc.			S&P 500 Index
6.250% due 04/09/19(¢)	6,766	168	Bank of America Jun 2019	USD	19 (ÿ)	953
UMH Properties, Inc.			2,527.47 Put (0)
			Swaptions
6.750% due 07/26/22(¢)	10,600	264	(Counterparty, Fund Receives/Fund
Unum Group			Pays, Notional,Termination Date
6.250% due 06/15/58	21,000	533	(Citigroup ,USD .500%/USD )
Valley National Bancorp			LIBOR, USD 10,509, 02/06/29)
5.500% due 09/30/22(¢)	17,950	407	Citigroup Feb 2019 0.00 Call (1)		10,509 (ÿ)	—
VEREIT, Inc.			(Citigroup, USD 2.680%/USD 3 Month
6.700% due 04/09/19(¢)	31,172	784	LIBOR, USD 44,066, 03/04/29)
Wells Fargo & Co.			Citigroup Feb 2019 0.00 Call (1)		44,066 (ÿ)	262
			(Goldman Sachs, USD 2.490%/USD 3
6.000% due 12/15/20(¢)	11,045	286	Month LIBOR, USD 10,509, 02/12/29)
5.700% due 03/15/21(¢)	8,344	212	Goldman Sachs Feb 2019 0.00
5.625% due 06/15/22(¢)	8,374	208	Call (1)		10,509 (ÿ)	1
WR Berkley Corp.			(Goldman Sachs, USD 2.676%/USD 3
5.750% due 06/01/56	19,880	506	Month LIBOR, USD 67,912, 02/19/29)
			Goldman Sachs Feb 2019 0.00
		24,799	Call (1)		67,911 (ÿ)	317
Health Care - 0.0%			(Citigroup, USD 3 Month LIBOR/USD
Draegerwerk AG & Co. KGaA			2.700%, USD 10,509, 02/06/29)
0.924% (Ÿ)	5,427	301	Citigroup Feb 2019 0.00 Put (1)		10,509 (ÿ)	6
			(Citigroup, USD 3 Month LIBOR/USD
Utilities - 0.3%			2.840%, USD 44,066, 03/04/29)
AT&T, Inc.			Citigroup Feb 2019 0.00 Put (1)		44,066 (ÿ)	27
5.625% due 08/01/67	9,000	224	(Goldman Sachs, USD 3 Month LIBOR/
			USD 2.690%, USD 10,509, 02/12/29)
CMS Energy Corp.
5.625% due 03/15/78	9,550	245	Goldman Sachs Feb 2019 0.00		10,509 (ÿ)	18
			Put (1)
Dominion Resources, Inc.			Total Options Purchased
5.250% due 07/30/76	7,298	180	(cost $3,151)			2,241
DTE Energy Co.
5.250% due 12/01/77	5,506	136	Short-Term Investments - 15.3%
Enbridge Inc.			Akamai Technologies, Inc.
6.375% due 04/15/78	35,943	905	1.326% due 02/15/19		1,629	1,626
Energy Transfer Partners, LP			BW Group, Ltd.
7.625% due 08/15/23(¢)	20,921	518	Series BWLP
Integrys Holding, Inc.			1.750% due 09/10/19		600	577
			Canadian Solar, Inc.
6.000% due 08/01/73	27,200	685	4.250% due 02/15/19		425	422
NiSource, Inc.			Charming Charlie, Inc. Term Loan

See accompanying notes which are an integral part of this quarterly report.

380 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
		Amount ($)	Value		Amount ($)	Value
		or Shares	$		or Shares	$
2.500% due 05/15/19 (Ê)(Š)		74	74	2.022% due 02/07/19 (ç)(~)	1,565	1,564
20.000% due 05/15/19 (Ê)(Š)		6	6	2.298% due 02/21/19 (ç)(~)	371	371
Cowen, Inc.				2.349% due 03/07/19 (ç)(~)	1,303	1,300
3.000% due 03/15/19		290	287	2.349% due 03/07/19 (~)	550	549
DHT Holdings, Inc.				2.396% due 03/28/19 (~)	735	732
4.500% due 10/01/19 (Þ)		378	375	2.387% due 04/11/19 (~)	958	954
Dorel Industries, Inc.				2.376% due 04/25/19 (~)	1,330	1,323
5.500% due 11/30/19 (Þ)		460	458	2.417% due 05/09/19 (~)	1,915	1,903
Electronics For Imaging, Inc.				2.425% due 05/16/19 (~)	352	350
0.750% due 09/01/19		1,115	1,090	2.425% due 05/16/19 (~)	1,550	1,539
Empire State Realty OP, LP				2.429% due 06/06/19 (~)	2,088	2,071
2.625% due 08/15/19 (Þ)		425	422	2.436% due 06/13/19 (~)	1,469	1,456
EZCORP, Inc.
2.125% due 06/15/19		1,091	1,071	2.436% due 06/27/19 (~)	9,015	8,927
Getty Images, Inc. 1st Lien Term Loan B
5.999% due 10/18/19 (~)(Ê)		748	743	Total 2.466% Short-Term due 07/18/19 Investments (~)	1,785	1,765
HCI Group, Inc.				(cost $188,212)		188,123
3.875% due 03/15/19		907	901	Other Securities - 2.3%
Hungary Government Bond				U. S. Cash Collateral Fund(×)(@)	28,446,406 (8)	28,446
Series 19/A				Total Other Securities
6.500% due 06/24/19	HUF	710,210	2,635	(cost $28,446)		28,446
Huron Consulting Group, Inc.				Total Investments 103.7%
1.250% due 10/01/19		1,563	1,528	(identified cost $1,282,822)		1,271,063
Just Energy Group, Inc.
6.500% due 07/29/19 (Þ)		400	405	Other Assets and Liabilities,
KB Home Co.				Net - (3.7%)		(45,236)
1.375% due 02/01/19 (ç)		1,111	1,111
Macquarie Infrastructure Corp.				Net Assets - 100.0%		1,225,827
2.875% due 07/15/19		1,358	1,351
Navistar International Corp.
4.750% due 04/15/19		879	880
New Mountain Finance Corp.
5.000% due 06/15/19		1,150	1,153
NRG Yield, Inc.
3.500% due 02/01/19 (Þ)		701	699
Prowler Acquisition Corp. 1St Lien Term
Loan
7.303% due 01/28/20 (Ê)		366	360
Republic of Argentina Government
International Bond
49.105% due 03/11/19 (~)(Ê)	ARS	410	12
Royal Gold, Inc.
2.875% due 06/15/19		559	558
RWT Holdings, Inc.
5.625% due 11/15/19		1,604	1,609
Scorpio Tankers, Inc.
2.375% due 07/01/19 (Þ)		852	834
SolarCity Corp.
1.625% due 11/01/19		1,331	1,264
Spirit Realty Capital, Inc.
2.875% due 05/15/19		1,596	1,592
Synchronoss Technologies, Inc.
0.750% due 08/15/19		130	125
TCP Capital Corp.
5.250% due 12/15/19		639	641
Titan Machinery, Inc.
3.750% due 05/01/19		649	640
TPG Specialty Lending, Inc.
4.500% due 12/15/19		732	736
Twitter, Inc.
0.250% due 09/15/19		1,648	1,606
U. S. Cash Management Fund (@)		135,500,635 (8)	135,528
United States Treasury Bills

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 381

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
13.4%
ADO Properties SA	01/28/16	EUR	2,436	33.60	82	146
Aena SA	11/09/15	EUR	2,686	146.05	392	464
AIA Group, Ltd.	03/27/18		765,000	99.71	763	771
Alliant Holdings Intermediate, LLC Term Loan B2	07/30/15		4,310,000	100.98	4,353	4,374
Anglo American Capital PLC	12/13/18		270,000	99.77	269	270
Apex Tool Group LLC / BC Mountain Finance, Inc.	10/29/18		2,470,000	93.91	2,320	2,223
Arbor Realty Trust, Inc.	08/17/18		1,089,000	100.14	1,091	1,092
ASP AMC Merger Sub, Inc.	09/28/17		568,000	94.25	535	284
AssuredPartners, Inc.	07/28/17		3,440,000	101.27	3,484	3,285
Avantor, Inc.	09/22/17		3,410,000	99.98	3,409	3,521
AXA SA	01/14/19		200,000	100.00	200	204
Baffinland Iron Corp.	06/22/18		2,770,000	98.98	2,741	2,748
Bank of China (Hong Kong), Ltd.	09/11/18		800,000	100.09	801	824
BCD Acquisition, Inc.	03/06/18		2,590,000	107.43	2,782	2,739
Beacon Escrow Corp.	10/11/17		165,000	100.61	166	154
Berry Global, Inc.	01/19/18		248,000	96.50	239	234
BHP Billiton Finance USA, Ltd.	07/15/16		1,350,000	111.19	1,501	1,471
BHP Billiton Finance USA, Ltd.	06/14/18		400,000	104.84	419	414
Big River Steel LLC / BRS Finance Corp.	08/15/17		840,000	100.00	840	881
BNP Paribas SA	07/14/16		800,000	104.32	835	842
BNP Paribas SA	07/14/16		500,000	112.50	563	523
BNP Paribas SA	08/13/18		300,000	104.63	314	312
BNP Paribas SA	10/17/18		200,000	101.12	202	203
BOC Aviation, Ltd.	10/03/17	HKD	18,000	5.43	98	154
CBS Radio, Inc.	01/05/17		325,000	104.68	340	306
CCO Holdings LLC / CCO Holdings Capital Corp.	10/26/17		1,980,000	96.54	1,885	1,882
Centaur Funding Corp.	01/09/18		622	1,153.52	717	659
Century Aluminum Co.	07/21/16		2,500,000	95.71	2,393	2,494
CIFC Funding, Ltd.	12/14/18		325,000	99.00	322	322
CKE Restaurants Holdings, Inc.	05/23/18		583,538	100.00	584	588
Cooperatieve Rabobank UA	07/14/16		650,000	120.08	781	668
CRC Escrow Issuer LLC / CRC Finco, Inc.	09/29/17		211,000	99.86	211	197
Credit Agricole SA	02/03/16		600,000	102.61	616	650
Credit Suisse Group AG	07/09/18		600,000	101.99	612	612
Crown Castle Towers LLC	06/26/18		755,000	100.00	755	753
CSC Holdings LLC	11/17/17		97,000	102.24	99	95
CSC Holdings LLC	01/12/18		69,000	100.00	69	66
CSTN Merger Sub, Inc.	08/03/17		2,570,000	99.81	2,565	2,422
Dai-ichi Life Insurance Co. , Ltd. (The)	05/07/15		1,650,000	115.09	1,898	1,769
Dai-ichi Life Insurance Co. , Ltd. (The)	07/13/16		400,000	100.15	401	385
Dai-ichi Life Insurance Co. , Ltd. (The)	08/31/17		1,100,000	107.54	1,183	1,122
Dairy Farmers of America, Inc.	08/05/16		2,500	106.50	266	248
Dairy Farmers of America, Inc.	03/20/17		6,100	106.88	652	606
DB Master Finance LLC	09/14/17		871,200	100.00	871	856
Dell International LLC / EMC Corp.	01/07/19		70,000	99.62	70	71
Diamondback Energy, Inc.	09/18/18		255,000	99.76	254	254
Dorel Industries, Inc.	07/10/17		460,000	100.81	464	458
DPABS Trust	06/12/17		1,137,675	100.00	1,137	1,134
Dresdner Funding Trust I	07/18/16		400,000	118.48	474	484
Dryden Senior Loan Fund	01/17/19		500,000	93.88	469	475
Electricite de France SA	09/20/17		1,150,000	102.31	1,177	1,139
Empire State Realty OP, LP	11/20/18		425,000	99.67	424	422
Enel SpA	07/14/16		1,500,000	116.91	1,754	1,604
Energy Ventures Gom LLC / EnVen Finance Corp.	02/06/18		400,000	100.00	400	428
Eni SpA	09/05/18		370,000	99.50	368	373
Entra ASA	11/01/16	NOK	22,570	12.17	275	327
Envision Healthcare Corp.	09/28/18		3,330,000	97.74	3,255	3,037
Fidelity National Financial, Inc.	08/08/18		735,000	99.28	730	730
Foresight Energy LLC / Foresight Energy Finance Corp.	03/16/17		4,130,000	99.06	4,091	3,541
Fox Corp.	01/15/19		345,000	100.00	345	366
Fox Corp.	01/15/19		95,000	100.00	95	97
Frontier Communications Corp.	03/08/18		80,000	100.00	80	73
GFL Environmental, Inc.	02/21/18		300,000	100.00	300	281
Granite Point Mortgage Trust, Inc.	12/07/17		625,000	99.86	624	633
Gray Television, Inc.	01/05/17		285,000	99.03	282	277
GTT Communications, Inc.	12/08/16		5,123,000	100.59	5,295	4,508
Guggenheim CLO LLC	10/05/18		789,000	99.02	781	745

See accompanying notes which are an integral part of this quarterly report.

382 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
Hanwha Life Insurance Co. , Ltd.	04/16/18		600,000	100.00	600	576
HCI Group, Inc.	09/18/17		210,000	89.03	187	208
High Ridge Brands Co.	03/17/17		1,640,000	98.60	1,617	705
Hope Bancorp, Inc.	01/18/19		950,000	88.53	841	849
HSBC Capital Funding, LP	07/14/16		375,000	145.95	547	538
HUB International, Ltd.	04/18/18		2,760,000	99.82	2,755	2,677
Indonesia Asahan Aluminium (Persero) PT	01/04/19		250,000	102.08	255	258
Infrastrutture Wireless Italiane SpA	01/06/17	EUR	23,665	5.19	123	188
Innogy SE	05/25/18	EUR	2,500	41.95	105	118
International Game Technology PLC	09/17/18		80,000	100.00	80	81
Iron Mountain US Holdings, Inc.	05/24/16		101,000	100.00	101	96
Iron Mountain, Inc.	09/28/16		101,000	100.00	101	101
Iron Mountain, Inc.	12/12/17		188,000	99.89	188	175
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.	11/01/16		1,450,000	103.41	1,499	1,562
Jimmy John's Funding LLC	06/27/17		206,850	100.00	207	207
Just Energy Group, Inc.	09/13/18		400,000	100.68	403	405
KKR Real Estate Finance Trust, Inc.	05/16/18		1,350,000	100.06	1,351	1,341
Land O'Lakes, Inc.	03/28/17		185,000	100.00	185	182
LCM Ltd Partnership	04/12/18		500,000	100.00	500	479
Liberty Mutual Group, Inc.	01/18/19		300,000	112.49	337	339
Lithia Motors, Inc.	07/17/17		134,000	100.75	135	129
Magnetite XV CLO, Ltd.	01/08/19		325,000	91.03	296	295
Marble Point CLO XII, Ltd.	04/10/18		700,000	100.00	700	635
MEG Energy Corp.	10/05/16		1,560,000	88.06	1,374	1,381
MEG Energy Corp.	11/14/16		2,990,000	87.85	2,626	2,638
Meiji Yasuda Life Insurance Co.	06/30/17		400,000	102.96	412	410
Meiji Yasuda Life Insurance Co.	04/19/18		400,000	100.00	400	407
MetLife Capital Trust IV	07/15/16		700,000	122.75	859	835
MetLife, Inc.	07/14/16		650,000	140.22	911	840
Midas Intermediate Holdco II LLC	09/19/17		1,370,000	101.08	1,385	1,267
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	83.29	488	520
Morgan Stanley Capital I Trust	07/26/17		496,000	88.07	437	415
Morgan Stanley Capital I Trust	08/21/17		586,000	87.54	513	535
Multi-Color Corp.	09/20/17		107,000	100.00	107	102
Nexstar Broadcasting, Inc.	01/05/17		475,000	100.19	476	460
NFP Corp.	06/27/17		2,040,000	99.21	2,024	1,938
Nippon Life Insurance Co.	01/13/16		900,000	103.99	936	898
Nippon Life Insurance Co.	09/20/17		1,305,000	104.88	1,369	1,336
NiSource, Inc.	06/06/18		350,000	100.00	350	337
Northwest Acquisitions ULC / Dominion Finco, Inc.	10/06/17		2,430,000	100.34	2,437	2,420
NRG Yield, Inc.	07/14/17		701,000	100.00	701	699
NVA Holdings, Inc.	03/14/18		1,470,000	98.92	1,454	1,403
NXP BV / NXP Funding LLC	12/03/18		210,000	99.76	209	226
NXP BV / NXP Funding LLC	12/03/18		140,000	99.97	140	144
Opal Acquisition, Inc.	06/26/17		2,572,000	86.07	2,214	1,993
Opal Acquisition, Inc.	06/26/17		2,988,000	94.25	2,816	2,809
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	05/05/15		3,340,000	90.74	3,031	3,090
Orsted A/S	05/25/18	DKK	2,749	60.92	167	198
Patrick Industries, Inc.	01/09/19		535,000	79.63	426	444
Plastipak Holdings, Inc.	10/06/17		3,225,000	99.10	3,196	2,911
Polaris Intermediate Corp.	11/16/17		4,400,000	100.40	4,416	4,223
Post Holdings, Inc.	11/16/17		97,000	102.02	99	95
Post Holdings, Inc.	01/08/19		125,000	97.89	122	124
Rackspace Hosting, Inc.	11/17/17		554,000	98.68	547	464
Radiate HoldCo LLC / Radiate Finance, Inc.	01/17/18		97,000	100.00	97	93
Radio One, Inc.	01/02/16		3,275,000	101.01	3,298	3,144
RegionalCare Hospital Partners Holdings, Inc.	04/22/16		2,140,000	101.91	2,181	2,266
RP Crown Parent LLC	09/22/16		1,644,000	101.67	1,671	1,673
SBA Tower Trust	09/28/17		220,000	99.94	220	216
SBA Tower Trust	02/16/18		1,340,000	99.02	1,327	1,332
Scorpio Tankers, Inc.	05/30/18		852,000	98.19	837	834
SFR Group SA	11/16/17		224,000	99.96	224	220
Silver Standard Resources, Inc.	06/28/17		1,399,000	98.47	1,378	1,409
Simmons Foods, Inc.	01/28/19		80,000	80.69	65	65
Sirius XM Radio, Inc.	01/08/19		760,000	97.76	743	753
SK Telecom Co. , Ltd.	04/09/18		595,000	99.66	593	599
SMBC Aviation Capital	07/23/18		250,000	99.88	250	253
Societe Generale SA	09/21/17		400,000	108.55	434	413

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 383

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
Societe Generale SA	02/07/18		200,000	112.13	224	207
Sompo Japan Insurance, Inc.	01/10/18		1,400,000	106.16	1,486	1,440
Sound Point CLO III-R, Ltd,	01/09/19		500,000	95.77	479	475
Sound Point CLO XIX, Ltd.	03/27/18		700,000	99.05	693	649
SRS Distribution, Inc.	05/17/18		2,650,000	99.52	2,637	2,557
Standard Chartered PLC	02/07/18		200,000	109.87	220	209
Standard Chartered PLC	10/11/18		200,000	101.25	203	208
Steele Creek CLO, Ltd.	03/28/18		1,125,000	100.00	1,125	1,030
Sumitomo Life Insurance Co.	09/07/17		400,000	99.73	399	380
Sumitomo Life Insurance Co.	02/07/18		800,000	111.22	890	861
Surgery Center Holdings, Inc.	06/19/17		4,340,000	98.78	4,287	4,015
Symphony CLO, Ltd.	12/19/18		250,000	93.00	233	233
Syngenta Finance NV	04/17/18		235,000	100.00	235	203
Syngenta Finance NV	04/17/18		725,000	100.00	725	717
Team Health Holdings, Inc.	01/02/18		1,940,000	90.86	1,763	1,573
TerraForm Power Operating LLC	11/28/17		98,000	100.00	98	91
TerraForm Power Operating LLC	11/28/17		98,000	100.00	98	96
Titan Acquisition, Ltd.	03/16/18		2,960,000	93.26	2,848	2,590
Townsquare Media, Inc.	05/04/18		1,070,000	92.92	994	990
Transocean Poseidon, Ltd.	01/23/19		550,000	99.25	546	560
Trident Merger Sub, Inc.	10/12/17		1,500,000	100.03	1,501	1,395
UBS Group Funding Switzerland AG	01/03/19		315,000	97.95	309	313
UBS Group Funding Switzerland AG	01/28/19		665,000	100.00	665	670
UniCredit SpA	01/08/19		350,000	100.00	350	358
Uniti Group LP	11/01/17		2,920,000	94.21	2,751	2,577
Valeant Pharmaceuticals International, Inc.	03/09/17		126,000	100.00	126	130
Valeant Pharmaceuticals International, Inc.	11/14/17		98,000	100.00	98	98
ViaSat, Inc.	11/13/18		530,000	94.15	499	498
Vizient, Inc.	02/04/16		4,230,000	108.12	4,572	4,583
West Corp.	12/08/17		2,610,000	96.27	2,513	2,176
West Street Merger Sub, Inc.	08/10/17		2,180,000	99.09	2,160	1,973
WFRBS Commercial Mortgage Trust	11/01/17		56,000	88.47	50	55
Woodside Finance, Ltd.	03/21/17		440,000	98.86	435	425
Woodside Finance, Ltd.	09/19/17		600,000	100.70	604	571
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	11/16/17		97,000	101.79	99	91
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	05/18/18		275,000	96.50	265	268
ZAIS CLO 11, Ltd.	11/16/18		750,000	97.02	728	731
Zalando SE	09/22/17	EUR	21,916	45.29	993	669
						163,931
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

384 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American International Group, Inc.	USD 3 Month LIBOR	2.868
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Aquarius + Investments PLC	LIBOR) 5 Year Rate	5.210
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assurant, Inc.	USD 3 Month LIBOR	4.135
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 2nd Lien Term	USD 1 Month LIBOR	6.500
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
AXA SA	USD 3 Month LIBOR	2.256
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	4.174
Bank of America Corp.	USD 3 Month LIBOR	3.898
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of China (Hong Kong), Ltd.	Maturity 5 Year	3.360
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	4.842
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Belron SA Term Loan B	USD 3 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.930
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	4.971
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	4.916
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150
BNP Paribas SA	USD 3 Month LIBOR	1.290
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 385

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Brookfield Retail Holdings VII LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.750
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CenterPoint Energy, Inc.	USD 3 Month LIBOR	3.270
CH Hold Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charles Schwab Corp. (The)	USD 3 Month LIBOR	4.820
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	5.000
Charming Charlie, Inc. Term Loan B	USD 1 Month LIBOR	9.000
Charter Communications, Inc.	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200
Citigroup, Inc.	USD 3 Month LIBOR	4.517
Citigroup, Inc.	USD 3 Month LIBOR	4.230
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citizens Financial Group, Inc.	USD 3 Month LIBOR	3.157
CoBank ACB	USD 3 Month LIBOR	4.660
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Cortes NP Acquisition Corp Term Loan B	USD 3 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.600
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DPABS Trust	USD 3 Month LIBOR	1.250
Dryden Senior Loan Fund	USD 3 Month LIBOR	5.850
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of this quarterly report.

386 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
Emera, Inc.	USD 3 Month LIBOR	5.440
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge Energy Partners, LP	USD 3 Month LIBOR	3.798
Enbridge, Inc.	USD 3 Month LIBOR	7.780
Enbridge, Inc.	USD 3 Month LIBOR	3.641
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.700

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 387

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Ginnie Mae REMICS	USD 1 Month LIBOR	6.490
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.690
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	3.922
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Gray Television, Inc. 1st Lien Term Loan C	USD 3 Month LIBOR	2.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.250
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 1 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Hanwha Life Insurance Co. , Ltd.	Maturity 5 Year	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. 1st Lien Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750

See accompanying notes which are an integral part of this quarterly report.

388 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
Imperva, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 2 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.800
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
KUEHG Corp. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.496
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Masergy Communications, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Meiji Yasuda Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.150
	USD Swap Semiannual 30/360 (versus 3 Month
Meiji Yasuda Life Insurance Co.	LIBOR) 5 Year Rate	4.230
MetLife, Inc.	USD 3 Month LIBOR	2.959
MetLife, Inc.	USD 3 Month LIBOR	3.575
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Morgan Stanley	USD 3 Month LIBOR	3.810
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
	U. S. Treasury Yield Curve Rate T Note Constant
NiSource, Inc.	Maturity 5 Year	2.843
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 389

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B11	USD 1 Month LIBOR	2.750
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
One Call Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	5.250
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	6.500
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Parfums Holding Co. , Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
Peak 10, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
PNC Financial Services Group, Inc. (The)	USD 3 Month LIBOR	3.678
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Procera Networks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Prowler Acquisition Corp. 1St Lien Term Loan	USD 3 Month LIBOR	4.500
Prudential Financial, Inc.	USD 3 Month LIBOR	3.400
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
Prudential Financial, Inc.	USD 3 Month LIBOR	4.175
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	8.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.500
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rocket Software, Inc. Term Loan	USD 1 Month LIBOR	4.250
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seadrill Operating, LP	USD 3 Month LIBOR	6.000
SeaWorld Parks & Entertainment Term Loan B	USD 1 Month LIBOR	3.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250

See accompanying notes which are an integral part of this quarterly report.

390 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	4.979
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	6.000
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	6.301
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	4.440
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	2.993
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
The Southern Co.	USD 3 Month LIBOR	3.630
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransCanada Trust	USD 3 Month LIBOR	4.640
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Renal Care, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
U. S. Renal Care, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	8.688
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan B	USD 1 Month LIBOR	4.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	3.486
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
UTEX Industries, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 391

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	9.000
Vertafore, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Voya Financial, Inc.	Maturity 5 Year	3.358
Voya Financial, Inc.	USD 3 Month LIBOR	3.580
W3 Co. Term Loan B	USD 1 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	3.770
Wells Fargo & Co.	USD 3 Month LIBOR	3.990
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	89	EUR	9,237	02/19	463
Australian 10 Year Government Bond Futures	115	AUD	15,355	03/19	79
CAC40 Euro Index Futures	593	EUR	29,597	02/19	1,332
Canadian 10 Year Government Bond Futures	58	CAD	7,983	03/19	206
DAX Index Futures	84	EUR	23,423	03/19	804
EURO STOXX 50 Index Futures	539	EUR	16,989	03/19	589
Euro-Bobl Futures	8	EUR	1,063	03/19	1
Euro-Bund Futures	3	EUR	497	03/19	3
FTSE 100 Index Futures	454	GBP	31,337	03/19	794
FTSE/MIB Index Futures	66	EUR	6,501	03/19	391
Hang Seng Index Futures	25	HKD	35,069	02/19	77
IBEX 35 Index Futures	91	EUR	8,240	02/19	269
Long Gilt Futures	15	GBP	1,853	03/19	1
MSCI EAFE Index Futures	20	USD	1,828	03/19	84
MSCI Emerging Markets Index Futures	878	USD	46,736	03/19	3,565
OMXS30 Index Futures	396	SEK	60,053	02/19	237
S&P Consumer Discretionary Select Sector Index Futures	68	USD	7,473	03/19	451
S&P Energy Select Sector Index Futures	153	USD	9,818	03/19	414
S&P Financial Select Sector Index Futures	581	USD	46,335	03/19	3,165
SPI 200 Index Futures	97	AUD	14,075	03/19	30
United States 5 Year Treasury Note Futures	3,787	USD	434,972	03/19	8,059
United States 10 Year Treasury Note Futures	174	USD	21,310	03/19	576
United States 10 Year Ultra Treasury Note Futures	5	USD	653	03/19	3
United States Long Bond Futures	15	USD	2,200	03/19	35
United States Ultra Bond Futures	13	USD	2,095	03/19	29
Short Positions
Euro-Bund Futures	77	EUR	12,757	03/19	(298)
FTSE 250 Index Futures	24	GBP	897	03/19	(80)
Japan 10 Year Government Bond Futures	4	JPY	610,760	03/19	(1)
Long Gilt Futures	74	GBP	9,141	03/19	(126)

See accompanying notes which are an integral part of this quarterly report.

392 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
MSCI EAFE Index Futures	435	USD	39,761	03/19	(1,662)
MSCI Emerging Markets Index Futures	110	USD	5,855	03/19	(470)
MSCI Singapore Index Futures	109	SGD	3,907	02/19	6
NASDAQ 100 E-Mini Index Futures	279	USD	38,584	03/19	(1,634)
Russell 1000 E-Mini Index Futures	73	USD	5,472	03/19	(233)
Russell 2000 E-Mini Index Futures	878	USD	65,859	03/19	(4,031)
S&P 400 E-Mini Index Futures	40	USD	7,344	03/19	(409)
S&P 500 E-Mini Index Futures	735	USD	99,390	03/19	(4,640)
S&P Utilities Select Sector Index Futures	183	USD	10,102	03/19	314
S&P/TSX 60 Index Futures	75	CAD	13,917	03/19	(555)
TOPIX Index Futures	236	JPY	3,700,479	03/19	(79)
United States 5 Year Treasury Note Futures	11	USD	1,263	03/19	(6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7,753

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.34	USD	50,000	02/06/19	(462)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.74	USD	76,000	02/06/19	(12)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.94	USD	4,000	02/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.11	USD	20,000	02/06/19	(5)
Fannie Mae Bonds	JPMorgan Chase	Put	1	102.02	USD	32,000	02/06/19	(3)
S&P 500 Index	Bank of America	Put	18,766	2,527.47	USD	47,431	06/21/19	(953)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.600%/USD 3 Month
LIBOR, USD 5,254, 02/06/29	Citigroup	Call	1	0.00		5,254	02/04/19	(2)
Citigroup, USD 2.760%/USD 3 Month
LIBOR, USD 22,033, 03/04/29	Citigroup	Call	1	0.00		22,033	02/28/19	(233)
Goldman Sachs, USD 2.590%/USD
3 Month LIBOR, USD 5,254,
02/12/29	Goldman Sachs	Call	1	0.00		5,254	02/08/19	(5)
Goldman Sachs, USD 2.766%/USD
3 Month LIBOR, USD 33,956,
02/19/29	Goldman Sachs	Call	1	0.00		33,956	02/15/19	(349)
Barclays, iTraxx Europe Senior
Financials S30 Index/EUR
1.200%, EUR 10,750, 03/20/24	Barclays	Put	1	0.00		10,750	03/20/19	(6)
Citigroup, USD 3 Month LIBOR/USD
2.600%, USD 5,254, 02/06/29	Citigroup	Put	1	0.00		5,254	02/04/19	(29)
Citigroup, USD 3 Month LIBOR/USD
2.760%, USD 22,033, 03/04/29	Citigroup	Put	1	0.00		22,033	02/28/19	(38)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.590%, USD 5,254,
02/12/29	Goldman Sachs	Put	1	0.00		5,254	02/08/19	(36)
Total Liability for Options Written (premiums received $2,808)								(2,133)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	304	EUR	266	02/22/19	1
Bank of America	USD	1	JPY	150	02/01/19	—
Bank of America	USD	5	JPY	595	02/01/19	—
Bank of America	USD	2	JPY	229	02/04/19	—
Bank of America	USD	8	JPY	909	02/04/19	—
Bank of America	USD	3,533	JPY	385,250	03/20/19	17
Bank of America	USD	4	SGD	5	02/01/19	—
Bank of America	USD	9	SGD	12	02/01/19	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 393

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	9	SGD	13	02/01/19	—
Bank of America	CAD	1,070	USD	810	03/20/19	(5)
Bank of America	EUR	88	USD	101	02/22/19	—
Bank of America	EUR	3,089	USD	3,532	02/22/19	(9)
Bank of America	EUR	7,600	USD	8,710	03/20/19	(22)
Bank of America	SGD	270	USD	200	03/20/19	(1)
BNP Paribas	USD	123	EUR	107	02/22/19	—
BNP Paribas	EUR	350	USD	400	02/22/19	(1)
BNP Paribas	EUR	3,089	USD	3,551	02/22/19	10
Brown Brothers Harriman	USD	1	EUR	1	02/01/19	—
Brown Brothers Harriman	USD	3	EUR	3	02/01/19	—
Brown Brothers Harriman	USD	4	EUR	3	02/01/19	—
Brown Brothers Harriman	USD	7	EUR	6	02/04/19	—
Brown Brothers Harriman	USD	36	EUR	31	02/04/19	—
Brown Brothers Harriman	USD	7,622	EUR	6,654	03/20/19	23
Brown Brothers Harriman	USD	1,597	GBP	1,247	03/20/19	42
Brown Brothers Harriman	USD	4	HKD	34	02/08/19	—
Brown Brothers Harriman	USD	7	HKD	51	02/08/19	—
Brown Brothers Harriman	USD	9	HKD	68	02/08/19	—
Brown Brothers Harriman	USD	31	HKD	245	02/08/19	—
Brown Brothers Harriman	USD	59	HKD	460	02/08/19	—
Brown Brothers Harriman	USD	4	JPY	381	02/05/19	—
Brown Brothers Harriman	USD	2	SGD	2	02/04/19	—
Brown Brothers Harriman	USD	80	SGD	107	02/04/19	—
Brown Brothers Harriman	CAD	3,474	USD	2,639	03/20/19	(8)
Brown Brothers Harriman	EUR	1	USD	1	02/04/19	—
Brown Brothers Harriman	EUR	2	USD	2	02/04/19	—
Brown Brothers Harriman	EUR	13	USD	15	02/04/19	—
Brown Brothers Harriman	GBP	1	USD	1	02/01/19	—
Brown Brothers Harriman	GBP	1	USD	1	02/01/19	—
Brown Brothers Harriman	GBP	5	USD	7	02/04/19	—
Brown Brothers Harriman	HKD	286	USD	36	02/08/19	—
Brown Brothers Harriman	HKD	772	USD	98	02/08/19	—
Brown Brothers Harriman	ILS	7,481	USD	2,035	02/22/19	(25)
Brown Brothers Harriman	JPY	417,830	USD	3,731	03/20/19	(119)
Brown Brothers Harriman	SEK	35	USD	4	02/04/19	—
Citigroup	USD	11	CAD	14	02/01/19	—
Citigroup	USD	122	EUR	106	02/22/19	—
Citigroup	USD	163	EUR	142	02/22/19	(1)
Citigroup	USD	177	EUR	155	02/22/19	1
Citigroup	USD	476	EUR	419	02/22/19	4
Citigroup	USD	3,352	EUR	2,921	02/22/19	(4)
Citigroup	USD	7,622	EUR	6,654	03/20/19	22
Citigroup	USD	1,594	GBP	1,247	03/20/19	45
Citigroup	USD	3,342	NZD	4,929	02/22/19	66
Citigroup	CAD	3,474	USD	2,635	03/20/19	(12)
Citigroup	EUR	143	USD	163	02/22/19	(1)
Citigroup	EUR	3,089	USD	3,533	02/22/19	(8)
Citigroup	GBP	5,877	USD	7,571	02/22/19	(143)
Citigroup	JPY	417,830	USD	3,729	03/20/19	(120)
Commonwealth Bank of Australia	USD	4,269	JPY	461,843	02/22/19	(23)
Commonwealth Bank of Australia	EUR	3,239	USD	3,702	02/22/19	(11)
Commonwealth Bank of Australia	NOK	17,341	USD	2,032	02/22/19	(25)
Goldman Sachs	EUR	341	USD	391	02/22/19	—
HSBC	USD	63	ARS	2,727	03/25/19	7
HSBC	USD	136	ARS	5,951	03/25/19	15
HSBC	USD	190	ARS	8,781	03/25/19	33
HSBC	USD	192	ARS	8,781	03/25/19	32
HSBC	USD	192	ARS	8,781	03/25/19	32
HSBC	USD	207	ARS	9,459	03/25/19	34
HSBC	USD	410	ARS	17,913	03/25/19	46
HSBC	USD	100	ARS	4,416	03/29/19	12
HSBC	USD	100	ARS	4,404	03/29/19	12

See accompanying notes which are an integral part of this quarterly report.

394 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	137	ARS	6,049	03/29/19	16
HSBC	USD	144	ARS	6,320	04/01/19	16
HSBC	USD	390	ARS	17,109	04/01/19	42
HSBC	USD	187	ARS	8,112	04/03/19	18
HSBC	USD	260	ARS	11,002	04/03/19	17
HSBC	USD	131	BRL	480	02/04/19	—
HSBC	USD	132	BRL	483	02/04/19	—
HSBC	USD	169	BRL	637	02/04/19	5
HSBC	USD	198	BRL	746	02/04/19	7
HSBC	USD	198	BRL	748	02/04/19	7
HSBC	USD	198	BRL	746	02/04/19	7
HSBC	USD	198	BRL	747	02/04/19	7
HSBC	USD	265	BRL	967	02/04/19	—
HSBC	USD	288	BRL	1,113	02/04/19	17
HSBC	USD	400	BRL	1,675	02/04/19	59
HSBC	USD	766	BRL	2,799	02/04/19	1
HSBC	USD	1,000	BRL	3,652	02/04/19	1
HSBC	USD	1,150	BRL	4,199	02/04/19	1
HSBC	USD	1,300	BRL	5,495	02/04/19	207
HSBC	USD	1,301	BRL	5,495	02/04/19	206
HSBC	USD	1,320	BRL	4,820	02/04/19	2
HSBC	USD	186	BRL	694	05/03/19	3
HSBC	USD	121	CLP	83,974	02/04/19	7
HSBC	USD	213	CLP	148,085	02/04/19	13
HSBC	USD	223	COP	716,276	02/07/19	8
HSBC	USD	1,861	COP	6,027,779	02/07/19	80
HSBC	USD	1,861	COP	6,020,335	02/07/19	78
HSBC	USD	2,181	COP	6,980,923	02/07/19	67
HSBC	USD	130	CZK	2,940	02/01/19	—
HSBC	USD	44	CZK	958	02/19/19	(2)
HSBC	USD	1,292	HKD	10,075	04/23/19	(4)
HSBC	USD	20	IDR	283,014	02/04/19	—
HSBC	USD	140	IDR	2,161,600	02/04/19	15
HSBC	USD	156	IDR	2,229,976	02/04/19	3
HSBC	USD	184	IDR	2,594,010	02/04/19	1
HSBC	USD	184	IDR	2,594,010	02/04/19	1
HSBC	USD	184	IDR	2,594,010	02/04/19	1
HSBC	USD	184	IDR	2,594,050	02/04/19	1
HSBC	USD	188	IDR	2,710,960	02/04/19	6
HSBC	USD	188	IDR	2,709,080	02/04/19	6
HSBC	USD	188	IDR	2,710,960	02/04/19	6
HSBC	USD	189	IDR	2,697,030	02/04/19	4
HSBC	USD	324	IDR	4,560,512	02/04/19	2
HSBC	USD	223	MXN	4,450	04/15/19	7
HSBC	USD	358	MXN	7,389	04/15/19	24
HSBC	USD	1,341	MXN	28,278	04/15/19	122
HSBC	USD	130	PEN	434	02/11/19	—
HSBC	USD	466	PEN	1,559	02/11/19	2
HSBC	USD	594	PEN	1,993	06/18/19	2
HSBC	USD	—	PHP	23	02/04/19	—
HSBC	USD	297	PLN	1,112	04/23/19	2
HSBC	USD	2,889	PLN	10,900	04/23/19	46
HSBC	USD	3,030	PLN	11,400	04/23/19	39
HSBC	USD	642	RON	2,656	04/15/19	(1)
HSBC	USD	257	RUB	17,889	02/06/19	16
HSBC	USD	46	RUB	3,115	06/10/19	1
HSBC	USD	328	RUB	22,399	06/10/19	8
HSBC	USD	2,381	THB	78,076	04/22/19	123
HSBC	USD	46	TRY	261	04/08/19	2
HSBC	USD	100	TRY	580	04/08/19	9
HSBC	USD	430	TRY	2,499	04/08/19	36
HSBC	USD	1,293	TRY	7,626	04/08/19	130
HSBC	USD	72	ZAR	1,014	04/15/19	4

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 395

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	BRL	480	USD	118	02/04/19	(14)
HSBC	BRL	483	USD	118	02/04/19	(14)
HSBC	BRL	637	USD	174	02/04/19	—
HSBC	BRL	746	USD	204	02/04/19	—
HSBC	BRL	746	USD	204	02/04/19	—
HSBC	BRL	747	USD	205	02/04/19	—
HSBC	BRL	748	USD	205	02/04/19	—
HSBC	BRL	967	USD	237	02/04/19	(28)
HSBC	BRL	1,113	USD	305	02/04/19	—
HSBC	BRL	1,675	USD	459	02/04/19	(1)
HSBC	BRL	2,799	USD	699	02/04/19	(68)
HSBC	BRL	3,652	USD	975	02/04/19	(26)
HSBC	BRL	4,199	USD	1,048	02/04/19	(103)
HSBC	BRL	4,820	USD	1,186	02/04/19	(136)
HSBC	BRL	5,495	USD	1,505	02/04/19	(2)
HSBC	BRL	5,495	USD	1,505	02/04/19	(2)
HSBC	BRL	637	USD	168	05/03/19	(6)
HSBC	BRL	752	USD	198	05/03/19	(7)
HSBC	BRL	752	USD	198	05/03/19	(7)
HSBC	BRL	752	USD	198	05/03/19	(7)
HSBC	BRL	753	USD	198	05/03/19	(7)
HSBC	CLP	232,059	USD	363	02/04/19	9
HSBC	CLP	148,085	USD	213	05/07/19	(13)
HSBC	COP	1,932,613	USD	637	02/07/19	14
HSBC	COP	2,441,900	USD	795	02/07/19	9
HSBC	COP	5,123,600	USD	1,639	02/07/19	(11)
HSBC	COP	5,123,600	USD	1,640	02/07/19	(10)
HSBC	COP	5,123,600	USD	1,638	02/07/19	(12)
HSBC	COP	6,043,225	USD	1,861	05/08/19	(78)
HSBC	COP	6,050,855	USD	1,861	05/08/19	(80)
HSBC	COP	6,980,923	USD	2,172	05/08/19	(68)
HSBC	CZK	2,940	USD	130	02/19/19	—
HSBC	CZK	5,151	USD	233	02/19/19	4
HSBC	HUF	4,363	USD	16	04/23/19	—
HSBC	HUF	11,520	USD	41	04/23/19	(1)
HSBC	IDR	283,014	USD	18	02/04/19	(2)
HSBC	IDR	2,161,600	USD	154	02/04/19	(1)
HSBC	IDR	2,229,976	USD	158	02/04/19	(1)
HSBC	IDR	2,594,010	USD	175	02/04/19	(10)
HSBC	IDR	2,594,010	USD	176	02/04/19	(10)
HSBC	IDR	2,594,010	USD	176	02/04/19	(10)
HSBC	IDR	2,594,050	USD	176	02/04/19	(10)
HSBC	IDR	2,697,030	USD	192	02/04/19	(1)
HSBC	IDR	2,709,080	USD	193	02/04/19	(1)
HSBC	IDR	2,710,960	USD	193	02/04/19	(1)
HSBC	IDR	2,710,960	USD	193	02/04/19	(1)
HSBC	IDR	4,560,512	USD	316	02/04/19	(10)
HSBC	IDR	2,229,976	USD	154	05/29/19	(4)
HSBC	IDR	2,741,634	USD	189	05/29/19	(5)
HSBC	IDR	2,755,516	USD	188	05/29/19	(7)
HSBC	IDR	2,756,644	USD	188	05/29/19	(7)
HSBC	IDR	2,757,396	USD	188	05/29/19	(7)
HSBC	ILS	5,108	USD	1,398	04/22/19	(15)
HSBC	MXN	8,335	USD	429	04/15/19	(2)
HSBC	MXN	10,275	USD	491	04/15/19	(41)
HSBC	PEN	1,993	USD	597	02/11/19	(2)
HSBC	PEN	19	USD	6	06/18/19	—
HSBC	PHP	23	USD	—	02/04/19	—
HSBC	PHP	23	USD	—	06/10/19	—
HSBC	RON	288	USD	69	04/15/19	(1)
HSBC	RUB	3,115	USD	46	02/06/19	(1)
HSBC	RUB	14,774	USD	222	02/06/19	(4)
HSBC	THB	7,795	USD	242	04/22/19	(8)

See accompanying notes which are an integral part of this quarterly report.

396 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	TRY	1,207	USD	209	04/08/19	(16)
HSBC	TRY	1,464	USD	267	04/08/19	(6)
HSBC	ZAR	2,909	USD	210	04/15/19	(8)
HSBC	ZAR	8,466	USD	575	04/15/19	(59)
JPMorgan Chase	USD	292	EUR	253	02/22/19	(1)
JPMorgan Chase	USD	526	EUR	462	02/22/19	3
JPMorgan Chase	EUR	118	USD	136	02/22/19	—
JPMorgan Chase	EUR	122	USD	140	02/22/19	—
JPMorgan Chase	EUR	460	USD	530	02/22/19	2
Royal Bank of Canada	USD	7,609	EUR	6,654	03/20/19	36
Royal Bank of Canada	USD	1,590	GBP	1,247	03/20/19	49
Royal Bank of Canada	CAD	3,474	USD	2,634	03/20/19	(12)
Royal Bank of Canada	JPY	417,830	USD	3,735	03/20/19	(115)
Standard Chartered	RUB	395,640	USD	5,876	03/20/19	(130)
Standard Chartered	TWD	90,790	USD	2,990	03/20/19	26
State Street	USD	3,349	AUD	4,667	02/22/19	44
State Street	USD	3,640	AUD	4,940	03/20/19	(47)
State Street	USD	8,043	CHF	7,981	03/20/19	17
State Street	USD	561	CNY	3,850	03/20/19	14
State Street	USD	233	EUR	204	02/22/19	1
State Street	USD	483	EUR	419	02/22/19	(3)
State Street	USD	558	EUR	487	02/22/19	—
State Street	USD	13,063	EUR	11,441	03/20/19	82
State Street	USD	19,052	GBP	14,659	03/20/19	218
State Street	USD	279	HKD	2,171	03/20/19	(2)
State Street	USD	15,019	JPY	1,640,250	03/20/19	94
State Street	USD	543	SEK	4,840	03/20/19	(6)
State Street	USD	195	ZAR	2,710	03/20/19	8
State Street	AUD	8,425	USD	6,014	03/20/19	(113)
State Street	CHF	5,305	USD	5,378	02/22/19	34
State Street	CHF	170	USD	172	03/20/19	1
State Street	CNY	122,544	USD	17,999	03/20/19	(284)
State Street	EUR	93	USD	106	02/22/19	—
State Street	EUR	116	USD	134	02/22/19	1
State Street	EUR	345	USD	393	02/22/19	(2)
State Street	EUR	488	USD	557	02/22/19	(2)
State Street	GBP	1,619	USD	2,102	04/26/19	(31)
State Street	INR	7,620	USD	107	03/20/19	—
State Street	KRW	5,654,500	USD	5,020	03/20/19	(69)
State Street	KRW	9,298,950	USD	8,435	03/20/19	66
State Street	MXN	44,540	USD	2,142	03/20/19	(172)
State Street	NOK	8,070	USD	955	03/20/19	(3)
State Street	RUB	332,610	USD	4,983	03/20/19	(66)
State Street	SGD	1,090	USD	801	03/20/19	(9)
UBS	USD	7,645	EUR	6,654	03/20/19	(1)
UBS	USD	1,598	GBP	1,247	03/20/19	41
UBS	CAD	3,474	USD	2,636	03/20/19	(11)
UBS	CAD	478	USD	361	04/26/19	(3)
UBS	EUR	3,088	USD	3,558	02/22/19	19
UBS	JPY	417,830	USD	3,735	03/20/19	(115)
Westpac	USD	7,628	EUR	6,654	03/20/19	17
Westpac	USD	1,598	GBP	1,247	03/20/19	42
Westpac	CAD	3,474	USD	2,638	03/20/19	(9)
Westpac	JPY	417,830	USD	3,734	03/20/19	(116)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(3)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 397

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Goldman Sachs	USD	18,403	1 Month LIBOR(1)	01/12/45	—	167	167
Short
Markit IOS Index	JPMorgan Chase	USD	18,403	1 Month LIBOR(1)	01/12/45	—	(167)	(167)
Russell 1000 Index Total Return	Bank of America	USD	19,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	375	375
Total Open Total Return Swap Contracts (å)						—	375	375

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)		Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	23,800	2.751%(3)	Three Month LIBOR(2)	04/30/20	—	23	23
Barclays	USD	23,800	2.753%(3)	Three Month LIBOR(2)	04/30/20	—	24	24
Barclays	USD	76,300	2.988%(3)	Three Month LIBOR(2)	09/25/20	—	426	426
Barclays	USD	76,300	Three Month LIBOR(2)	2.988%(3)	09/25/20	(447)	21	(426)
Barclays	USD	332,999	3.050%(3)	Three Month LIBOR(2)	12/19/20	2,202	458	2,660
Barclays	USD	332,999	Three Month LIBOR(2)	3.050%(3)	12/19/20	118	(2,778)	(2,660)
Barclays	USD	71,400	2.723%(3)	Three Month LIBOR(2)	01/22/21	—	152	152
Barclays	USD	11,700	2.730%(3)	Three Month LIBOR(2)	01/24/21	—	26	26
Barclays	USD	263,999	Three Month LIBOR(2)	2.750%(3)	03/18/21	(485)	(351)	(836)
Barclays	USD	4,922	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(133)	(133)
Barclays	USD	4,922	3.134%(3)	Three Month LIBOR(2)	10/15/23	111	22	133
Barclays	USD	9,988	Three Month LIBOR(2)	3.155%(3)	10/15/23	(234)	(45)	(279)
Barclays	USD	9,988	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	279	279
Barclays	USD	237,999	Three Month LIBOR(2)	3.100%(3)	12/19/23	467	(6,731)	(6,264)
Barclays	USD	238,000	3.100%(3)	Three Month LIBOR(2)	12/19/23	4,802	1,462	6,264
Barclays	USD	3,981	Three Month LIBOR(2)	2.618%(3)	01/16/24	—	(16)	(16)
Barclays	USD	239,999	Three Month LIBOR(2)	2.800%(3)	03/18/24	(1,607)	(1,468)	(3,075)
Barclays	USD	5,207	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	127	127
Barclays	USD	5,207	Three Month LIBOR(2)	2.936%(3)	09/25/28	(92)	(35)	(127)
Barclays	USD	5,566	3.138%(3)	Three Month LIBOR(2)	09/25/28	197	36	233
Barclays	USD	5,566	Three Month LIBOR(2)	3.138%(3)	09/25/28	—	(233)	(233)
Barclays	USD	10,400	3.026%(3)	Three Month LIBOR(2)	09/25/28	266	69	335
Barclays	USD	10,400	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	(335)	(335)
Barclays	USD	36,300	Three Month LIBOR(2)	3.131%(3)	09/25/28	—	(1,496)	(1,496)
Barclays	USD	36,300	3.131%(3)	Three Month LIBOR(2)	09/25/28	1,262	234	1,496
Barclays	USD	6,033	Three Month LIBOR(2)	3.133%(3)	09/26/28	—	(249)	(249)
Barclays	USD	6,033	3.133%(3)	Three Month LIBOR(2)	09/26/28	211	38	249
Barclays	USD	9,409	3.122%(3)	Three Month LIBOR(2)	09/26/28	—	380	380
Barclays	USD	9,409	Three Month LIBOR(2)	3.122%(3)	09/26/28	(320)	(60)	(380)
Barclays	USD	11,600	3.138%(3)	Three Month LIBOR(2)	09/26/28	—	484	484
Barclays	USD	11,600	Three Month LIBOR(2)	3.138%(3)	09/26/28	(409)	(75)	(484)
Barclays	USD	2,259	3.154%(3)	Three Month LIBOR(2)	09/27/28	—	98	98
Barclays	USD	2,259	Three Month LIBOR(2)	3.154%(3)	09/27/28	(83)	(15)	(98)
Barclays	USD	10,700	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	(453)	(453)
Barclays	USD	10,700	3.143%(3)	Three Month LIBOR(2)	09/28/28	383	70	453
Barclays	USD	1,570	3.116%(3)	Three Month LIBOR(2)	10/01/28	—	63	63

See accompanying notes which are an integral part of this quarterly report.

398 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	1,570	Three Month LIBOR(2)	3.116%(3)	10/01/28	(52)	(11)	(63)
Barclays	USD	7,966	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	(322)	(322)
Barclays	USD	7,966	3.122%(3)	Three Month LIBOR(2)	10/02/28	269	53	322
Barclays	USD	3,878	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	161	161
Barclays	USD	3,878	Three Month LIBOR(2)	3.134%(3)	10/03/28	(135)	(26)	(161)
Barclays	USD	2,968	Three Month LIBOR(2)	3.125%(3)	10/04/28	—	(121)	(121)
Barclays	USD	2,968	3.125%(3)	Three Month LIBOR(2)	10/04/28	101	20	121
Barclays	USD	11,000	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	(429)	(429)
Barclays	USD	11,000	3.105%(3)	Three Month LIBOR(2)	10/04/28	355	74	429
Barclays	USD	8,354	Three Month LIBOR(2)	3.208%(3)	10/05/28	(345)	(55)	(400)
Barclays	USD	8,354	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	400	400
Barclays	USD	15,300	Three Month LIBOR(2)	3.135%(3)	10/05/28	(534)	(102)	(636)
Barclays	USD	15,300	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	636	636
Barclays	USD	5,896	Three Month LIBOR(2)	3.256%(3)	10/09/28	(268)	(39)	(307)
Barclays	USD	5,896	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	307	307
Barclays	USD	7,810	Three Month LIBOR(2)	2.970%(3)	10/09/28	(159)	(55)	(214)
Barclays	USD	7,810	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	214	214
Barclays	USD	15,600	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	(535)	(535)
Barclays	USD	15,600	3.050%(3)	Three Month LIBOR(2)	10/09/28	428	107	535
Barclays	USD	3,106	Three Month LIBOR(2)	3.270%(3)	10/11/28	—	(166)	(166)
Barclays	USD	3,106	3.270%(3)	Three Month LIBOR(2)	10/11/28	145	21	166
Barclays	USD	4,851	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	253	253
Barclays	USD	4,851	Three Month LIBOR(2)	3.258%(3)	10/11/28	(221)	(32)	(253)
Barclays	USD	3,895	3.271%(3)	Three Month LIBOR(2)	10/12/28	—	208	208
Barclays	USD	3,895	Three Month LIBOR(2)	3.271%(3)	10/12/28	(182)	(26)	(208)
Barclays	USD	5,207	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	163	163
Barclays	USD	5,207	Three Month LIBOR(2)	3.015%(3)	10/16/28	(126)	(37)	(163)
Barclays	USD	6,343	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(309)	(309)
Barclays	USD	6,343	3.217%(3)	Three Month LIBOR(2)	10/16/28	266	43	309
Barclays	USD	8,713	3.217%(3)	Three Month LIBOR(2)	10/16/28	366	59	425
Barclays	USD	8,713	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(425)	(425)
Barclays	USD	10,400	3.100%(3)	Three Month LIBOR(2)	10/16/28	330	72	402
Barclays	USD	10,400	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	(402)	(402)
Barclays	USD	6,513	Three Month LIBOR(2)	3.222%(3)	10/18/28	(276)	(44)	(320)
Barclays	USD	6,513	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	320	320
Barclays	USD	5,065	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	268	268
Barclays	USD	5,065	Three Month LIBOR(2)	3.264%(3)	10/22/28	(233)	(35)	(268)
Barclays	USD	5,663	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	303	303
Barclays	USD	5,663	Three Month LIBOR(2)	3.271%(3)	10/22/28	(264)	(39)	(303)
Barclays	USD	7,712	3.259%(3)	Three Month LIBOR(2)	10/24/28	351	53	404
Barclays	USD	7,712	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(404)	(404)
Barclays	USD	4,248	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	205	205
Barclays	USD	4,248	Three Month LIBOR(2)	3.210%(3)	10/25/28	(175)	(30)	(205)
Barclays	USD	7,553	3.214%(3)	Three Month LIBOR(2)	10/25/28	—	367	367
Barclays	USD	7,553	Three Month LIBOR(2)	3.214%(3)	10/25/28	(314)	(53)	(367)
Barclays	USD	2,208	3.215%(3)	Three Month LIBOR(2)	10/26/28	92	15	107
Barclays	USD	2,208	Three Month LIBOR(2)	3.215%(3)	10/26/28	—	(107)	(107)
Barclays	USD	219	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	(10)	(10)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 399

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	219	3.167%(3)	Three Month LIBOR(2)	10/30/28	8	2	10
Barclays	USD	13,900	Three Month LIBOR(2)	3.160%(3)	10/30/28	(510)	(101)	(611)
Barclays	USD	13,900	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	611	611
Barclays	USD	9,955	3.162%(3)	Three Month LIBOR(2)	10/31/28	369	70	439
Barclays	USD	9,955	Three Month LIBOR(2)	3.162%(3)	10/31/28	—	(439)	(439)
Barclays	USD	53,000	Three Month LIBOR(2)	3.167%(3)	11/01/28	(1,978)	(387)	(2,365)
Barclays	USD	53,000	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	2,365	2,365
Barclays	USD	75,200	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	(3,360)	(3,360)
Barclays	USD	75,200	3.169%(3)	Three Month LIBOR(2)	11/01/28	2,812	548	3,360
Barclays	USD	3,230	3.216%(3)	Three Month LIBOR(2)	11/02/28	134	24	158
Barclays	USD	3,230	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	(158)	(158)
Barclays	USD	5,644	Three Month LIBOR(2)	3.236%(3)	11/05/28	(244)	(41)	(285)
Barclays	USD	5,644	3.236%(3)	Three Month LIBOR(2)	11/05/28	—	285	285
Barclays	USD	448	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	(21)	(21)
Barclays	USD	448	3.204%(3)	Three Month LIBOR(2)	11/07/28	18	3	21
Barclays	USD	4,686	Three Month LIBOR(2)	3.229%(3)	12/04/28	—	(235)	(235)
Barclays	USD	4,686	3.229%(3)	Three Month LIBOR(2)	12/04/28	189	46	235
Barclays	USD	2,420	2.796%(3)	Three Month LIBOR(2)	12/28/28	—	29	29
Barclays	USD	5,310	Three Month LIBOR(2)	2.772%(3)	12/28/28	—	(53)	(53)
Barclays	USD	2,928	2.772%(3)	Three Month LIBOR(2)	12/31/28	—	29	29
Barclays	USD	3,001	Three Month LIBOR(2)	2.678%(3)	01/04/29	—	(5)	(5)
Barclays	USD	541	Three Month LIBOR(2)	2.604%(3)	01/07/29	—	3	3
Barclays	USD	4,153	Three Month LIBOR(2)	2.693%(3)	01/07/29	—	(12)	(12)
Barclays	USD	4,258	Three Month LIBOR(2)	2.575%(3)	01/07/29	—	33	33
Barclays	USD	7,810	Three Month LIBOR(2)	3.098%(3)	01/07/29	—	(301)	(301)
Barclays	USD	15,600	3.038%(3)	Three Month LIBOR(2)	01/07/29	—	519	519
Barclays	USD	1,381	2.618%(3)	Three Month LIBOR(2)	01/08/29	—	(5)	(5)
Barclays	USD	1,381	2.616%(3)	Three Month LIBOR(2)	01/08/29	—	(6)	(6)
Barclays	USD	7,426	2.675%(3)	Three Month LIBOR(2)	01/09/29	—	9	9
Barclays	USD	3,589	2.729%(3)	Three Month LIBOR(2)	01/10/29	—	22	22
Barclays	USD	11,800	2.758%(3)	Three Month LIBOR(2)	01/11/29	—	100	100
Barclays	USD	4,267	Three Month LIBOR(2)	2.730%(3)	01/15/29	—	(26)	(26)
Barclays	USD	10,500	Three Month LIBOR(2)	2.945%(3)	01/16/29	—	(264)	(264)
Barclays	USD	13,500	Three Month LIBOR(2)	2.711%(3)	01/16/29	—	(59)	(59)
Barclays	USD	21,000	2.880%(3)	Three Month LIBOR(2)	01/16/29	—	407	407
Barclays	USD	1,675	2.736%(3)	Three Month LIBOR(2)	01/17/29	—	11	11
Barclays	USD	12,700	2.763%(3)	Three Month LIBOR(2)	01/18/29	—	113	113
Barclays	USD	5,783	Three Month LIBOR(2)	2.745%(3)	01/22/29	—	(43)	(43)
Barclays	USD	8,900	Three Month LIBOR(2)	2.768%(3)	01/22/29	—	(84)	(84)
Barclays	USD	5,836	2.766%(3)	Three Month LIBOR(2)	01/23/29	—	54	54
Barclays	USD	1,588	2.783%(3)	Three Month LIBOR(2)	01/24/29	—	17	17
Barclays	USD	10,500	Three Month LIBOR(2)	2.945%(3)	01/24/29	—	(264)	(264)
Barclays	USD	21,000	2.880%(3)	Three Month LIBOR(2)	01/24/29	—	406	406
Barclays	USD	3,278	Three Month LIBOR(2)	2.803%(3)	01/25/29	—	(41)	(41)
Barclays	USD	5,642	2.793%(3)	Three Month LIBOR(2)	01/30/29	—	66	66
Barclays	USD	2,464	Three Month LIBOR(2)	2.705%(3)	02/04/29	—	—	—
Barclays	USD	4,509	Three Month LIBOR(2)	2.650%(3)	02/04/29	—	—	—
Barclays	USD	48,400	2.850%(3)	Three Month LIBOR(2)	03/18/29	332	466	798

See accompanying notes which are an integral part of this quarterly report.

400 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	8,238	Three Month LIBOR(2)	3.200%(3)	12/19/48	(603)	(89)	(692)
Barclays	USD	8,238	3.200%(3)	Three Month LIBOR(2)	12/19/48	44	648	692
Barclays	USD	9,517	2.950%(3)	Three Month LIBOR(2)	03/18/49	200	100	300
			Six Month
Goldman Sachs	EUR	500	EUROBOR(3)	0.000%(4)	12/11/28	—	—	—
Goldman Sachs	EUR	500	0.861%(4)	Six Month EUROBOR(3)	12/11/28	—	12	12
			Brazil Interbank
JPMorgan Chase	BRL	4,200	Deposit Rate(5)	9.305%(5)	01/04/21	—	(55)	(55)
			Brazil Interbank
JPMorgan Chase	BRL	23,100	Deposit Rate(5)	8.775%(5)	01/04/21	—	(280)	(280)
JPMorgan Chase	HUF	583,999	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	42	42
JPMorgan Chase	HUF	224,000	Six Month BUBOR(3)	1.200%(4)	05/10/23	—	9	9
			Six Month
JPMorgan Chase	EUR	189	EUROBOR(3)	1.339%(4)	03/05/28	—	—	—
Morgan Stanley	USD	1,195	2.654%(3)	Three Month LIBOR(2)	01/08/21	—	1	1
Morgan Stanley	USD	3,000	2.613%(3)	Three Month LIBOR(2)	02/04/21	—	—	—
			Six Month
Morgan Stanley	EUR	800	EUROBOR(3)	0.743%(4)	01/30/29	—	(8)	(8)
Morgan Stanley	EUR	800	0.000%(4)	Six Month EUROBOR(3)	01/30/29	—	—	—
Total Open Interest Rate Swap Contracts (å)						6,532	(8,760)	(2,228)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	(Depreciation) $	$
American Airlines	JPMorgan Chase	Sell	0.728%	USD	445	5.000%(2)	06/20/20	23	3	26
ArcelorMittal	Citigroup	Sell	1.743%	EUR	40	5.000%(2)	06/20/23	7	(1)	6
ArcelorMittal	Citigroup	Sell	1.743%	EUR	359	5.000%(2)	06/20/23	65	(8)	57
Barclays	JPMorgan Chase	Sell	0.740%	EUR	225	1.000%(2)	12/20/23	4	(1)	3
Barclays	BNP Paribas	Sell	0.760%	EUR	490	1.000%(2)	06/20/19	2	(1)	1
Barclays	BNP Paribas	Sell	1.647%	EUR	525	1.000%(2)	12/20/23	(5)	(14)	(19)
CVS Health	BNP Paribas	Sell	0.565%	USD	990	1.000%(2)	06/20/23	12	6	18
Danske Bank	Barclays	Sell	0.715%	EUR	340	1.000%(2)	12/20/23	3	2	5
International Paper
Co.	JPMorgan Chase	Sell	0.511%	USD	50	1.000%(2)	06/20/23	—	1	1
International Paper
Co.	JPMorgan Chase	Sell	0.511%	USD	955	1.000%(2)	06/20/23	8	11	19
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	74	(1.000%)(2)	12/20/23	2	—	2
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	39	(1.000%)(2)	12/20/23	1	—	1
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	78	(1.000%)(2)	12/20/23	2	—	2
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	78	(1.000%)(2)	12/20/23	2	—	2
Total Open Corporate Issues Contracts								126	(2)	124
Credit Indices
						Fund
						(Pays)/		Premiums
		Purchase/Sell		Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection		Amount		Fixed Rate	Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Morgan Stanley	Sell		USD	25,200	1.000%(2)	12/20/23	(870)	102	(768)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 401

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	(Depreciation) $	$
CDX NA High Yield
Index	Bank of America	Purchase		USD	63,200	(5.000%)(2)	12/20/23	(4,142)	422	(3,720)
CDX NA High Yield
Index	BNP Paribas	Purchase		USD	980	(5.000%)(2)	12/20/23	(34)	(24)	(58)
CDX NA Investment
Grade Index	BNP Paribas	Sell		USD	130	1.000%(2)	12/20/23	2	—	2
CDX NA Investment
Grade Index	BNP Paribas	Sell		USD	137	1.000%(2)	12/20/23	2	—	2
CDX NA Investment
Grade Index	Citigroup	Sell		USD	2,550	1.000%(2)	12/20/23	29	9	38
CDX NA Investment
Grade Index	Goldman Sachs	Sell		USD	137	1.000%(2)	12/20/23	2	—	2
CDX NA Investment
Grade Index	Goldman Sachs	Sell		USD	69	1.000%(2)	12/20/23	1	—	1
CDX NA Investment
Grade Index	Morgan Stanley	Sell		USD	54,000	1.000%(2)	12/20/23	953	(128)	825
CMBX NA Index	Bank of America	Sell		USD	170	3.000%(2)	05/11/63	(20)	(2)	(22)
CMBX NA Index	Bank of America	Sell		USD	39	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Bank of America	Sell		USD	91	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Citigroup	Sell		USD	89	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Citigroup	Sell		USD	89	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Citigroup	Sell		USD	77	3.000%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	Citigroup	Sell		USD	21	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Citigroup	Purchase		USD	39	(2.000%)(2)	05/11/63	—	1	1
CMBX NA Index	Citigroup	Sell		USD	12	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	51	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Citigroup	Sell		USD	17	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	4	3.000%(2)	05/11/63	—	(1)	(1)
CMBX NA Index	Citigroup	Sell		USD	61	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Citigroup	Sell		USD	52	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Citigroup	Sell		USD	41	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Citigroup	Sell		USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Citigroup	Sell		USD	22	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Citigroup	Sell		USD	99	3.000%(2)	05/11/63	(9)	(4)	(13)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Credit Suisse	Sell		USD	163	3.000%(2)	05/11/63	(15)	(7)	(22)
CMBX NA Index	Credit Suisse	Sell		USD	175	3.000%(2)	05/11/63	(17)	(6)	(23)
CMBX NA Index	Credit Suisse	Sell		USD	51	3.000%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Credit Suisse	Sell		USD	122	3.000%(2)	05/11/63	(18)	2	(16)
CMBX NA Index	Credit Suisse	Sell		USD	169	3.000%(2)	05/11/63	(28)	6	(22)
CMBX NA Index	Credit Suisse	Sell		USD	111	3.000%(2)	05/11/63	(12)	(3)	(15)
CMBX NA Index	Credit Suisse	Sell		USD	1,403	3.000%(2)	05/11/63	(236)	50	(186)
CMBX NA Index	Credit Suisse	Sell		USD	104	3.000%(2)	05/11/63	(10)	(4)	(14)
CMBX NA Index	Credit Suisse	Sell		USD	577	3.000%(2)	05/11/63	(91)	15	(76)
CMBX NA Index	Credit Suisse	Sell		USD	142	3.000%(2)	05/11/63	(15)	(4)	(19)
CMBX NA Index	Credit Suisse	Sell		USD	318	3.000%(2)	05/11/63	(30)	(12)	(42)
CMBX NA Index	Credit Suisse	Sell		USD	147	3.000%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	Credit Suisse	Purchase		USD	26	(3.000%)(2)	01/17/47	2	(1)	1
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	48	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	113	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	Credit Suisse	Sell		USD	177	3.000%(2)	05/11/63	(17)	(6)	(23)

See accompanying notes which are an integral part of this quarterly report.

402 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	(Depreciation) $	$
CMBX NA Index	Credit Suisse	Sell		USD	186	3.000%(2)	05/11/63	(21)	(4)	(25)
CMBX NA Index	Credit Suisse	Sell		USD	191	3.000%(2)	05/11/63	(26)	1	(25)
CMBX NA Index	Credit Suisse	Sell		USD	224	3.000%(2)	05/11/63	(24)	(6)	(30)
CMBX NA Index	Goldman Sachs	Sell		USD	75	3.000%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Goldman Sachs	Sell		USD	1,003	3.000%(2)	05/11/63	(162)	29	(133)
CMBX NA Index	Goldman Sachs	Sell		USD	27	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Goldman Sachs	Sell		USD	163	3.000%(2)	05/11/63	(24)	2	(22)
CMBX NA Index	Goldman Sachs	Sell		USD	41	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell		USD	114	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	Goldman Sachs	Sell		USD	234	3.000%(2)	05/11/63	(23)	(8)	(31)
CMBX NA Index	Goldman Sachs	Sell		USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Goldman Sachs	Sell		USD	177	3.000%(2)	05/11/63	(26)	3	(23)
CMBX NA Index	Goldman Sachs	Sell		USD	3,200	3.000%(2)	05/11/63	(505)	82	(423)
CMBX NA Index	Goldman Sachs	Sell		USD	38	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	93	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	JPMorgan Chase	Sell		USD	67	3.000%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	10	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000%(2)	05/11/63	(9)	1	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	39	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	JPMorgan Chase	Sell		USD	10	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	JPMorgan Chase	Sell		USD	62	3.000%(2)	05/11/63	(10)	2	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	118	3.000%(2)	05/11/63	(12)	(4)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	316	3.000%(2)	05/11/63	(46)	4	(42)
CMBX NA Index	JPMorgan Chase	Sell		USD	40	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	119	3.000%(2)	05/11/63	(13)	(3)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	88	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	JPMorgan Chase	Sell		USD	76	3.000%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	203	3.000%(2)	05/11/63	(30)	3	(27)
CMBX NA Index	JPMorgan Chase	Sell		USD	153	3.000%(2)	05/11/63	(14)	(6)	(20)
CMBX NA Index	JPMorgan Chase	Sell		USD	57	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	55	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	JPMorgan Chase	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000%)(2)	01/17/47	6	(1)	5
CMBX NA Index	JPMorgan Chase	Purchase		USD	163	(3.000%)(2)	01/17/47	11	(2)	9
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000%)(2)	01/17/47	6	(1)	5
CMBX NA Index	JPMorgan Chase	Sell		USD	3,123	3.000%(2)	05/11/63	(491)	78	(413)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,012	3.000%(2)	05/11/63	(435)	37	(398)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,124	3.000%(2)	05/11/63	(447)	34	(413)
CMBX NA Index	JPMorgan Chase	Sell		USD	773	3.000%(2)	05/11/63	(119)	17	(102)
CMBX NA Index	JPMorgan Chase	Sell		USD	17	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	58	3.000%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	116	3.000%(2)	05/11/63	(11)	(4)	(15)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,470	3.000%(2)	05/11/63	(231)	37	(194)
CMBX NA Index	JPMorgan Chase	Sell		USD	192	3.000%(2)	05/11/63	(30)	5	(25)
CMBX NA Index	JPMorgan Chase	Sell		USD	112	3.000%(2)	05/11/63	(16)	1	(15)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000%(2)	05/11/63	(60)	9	(51)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 403

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	(Depreciation) $	$
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000%(2)	05/11/63	(60)	9	(51)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000%(2)	05/11/63	(125)	25	(100)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000%(2)	05/11/63	(126)	26	(100)
CMBX NA Index	JPMorgan Chase	Sell		USD	225	3.000%(2)	05/11/63	(26)	(4)	(30)
CMBX NA Index	Merrill Lynch	Sell		USD	1,020	3.000%(2)	05/11/63	(113)	(22)	(135)
CMBX NA Index	Merrill Lynch	Sell		USD	5	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000%(2)	05/11/63	(10)	(3)	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	85	3.000%(2)	05/11/63	(10)	(1)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	316	3.000%(2)	05/11/63	(46)	4	(42)
CMBX NA Index	Morgan Stanley	Sell		USD	35	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	289	3.000%(2)	05/11/63	(47)	9	(38)
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	80	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	41	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	40	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	36	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	9	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	84	3.000%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	51	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	25	3.000%(2)	05/11/63	(4)	1	(3)
CMBX NA Index	Morgan Stanley	Sell		USD	307	3.000%(2)	05/11/63	(28)	(13)	(41)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	201	3.000%(2)	05/11/63	(19)	(8)	(27)
CMBX NA Index	Morgan Stanley	Sell		USD	5	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000%(2)	05/11/63	(9)	(4)	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	93	3.000%(2)	05/11/63	(14)	2	(12)
CMBX NA Index	Morgan Stanley	Sell		USD	90	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	39	2.000%(2)	05/11/63	—	(1)	(1)
CMBX NA Index	Morgan Stanley	Purchase		USD	137	(3.000%)(2)	01/17/47	9	(2)	7
CMBX NA Index	Morgan Stanley	Sell		USD	502	3.000%(2)	01/17/47	(38)	12	(26)
CMBX NA Index	Morgan Stanley	Sell		USD	83	3.000%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	19	3.000%(2)	05/11/63	(2)	(1)	(3)
iTraxx Europe
Crossover Index	Goldman Sachs	Purchase		EUR	888	(5.000%)(2)	12/20/23	(70)	(14)	(84)
Total Open Credit Indices Contracts								(8,397)	673	(7,724)
Total Open Credit Default Swap Contracts (å)								(8,271)	671	(7,600)

See accompanying notes which are an integral part of this quarterly report.

404 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$4,612	$—	$—	$4,612
Corporate Bonds and Notes	—	175,885	—	—	175,885
International Debt	—	92,856	233	—	93,089
Loan Agreements	—	108,403	87	—	108,490
Mortgage-Backed Securities	—	160,730	6,827	—	167,557
Non-US Bonds	—	57,788	—	—	57,788
Common Stocks
Consumer Discretionary	13,233	27,930	—	—	41,163
Consumer Staples	11,158	8,688	—	—	19,846
Energy	10,395	5,099	—	—	15,494
Financial Services	71,263	42,106	—	—	113,369
Health Care	21,701	12,312	—	—	34,013
Materials and Processing	20,677	18,839	—	—	39,516
Producer Durables	20,409	29,295	1,573	—	51,277
Technology	43,852	8,969	131	—	52,952
Utilities	23,924	19,877	—	—	43,801
Preferred Stocks	27,192	6,209	—	—	33,401
Options Purchased	1,610	631	—	—	2,241
Short-Term Investments	—	52,515	80	135,528	188,123
Other Securities	—	—	—	28,446	28,446
Total Investments	265,414	832,744	8,931	163,974	1,271,063

Other Financial Instruments
Assets
Futures Contracts	21,977	—	—	—	21,977
Foreign Currency Exchange Contracts	15	2,801	—	—	2,816
Total Return Swap Contracts	—	542	—	—	542
Interest Rate Swap Contracts	—	32,086	—	—	32,086
Credit Default Swap Contracts	—	1,041	—	—	1,041
Liabilities
Futures Contracts	(14,224)	—	—	—	(14,224)
Options Written	(1,435)	(698)	—	—	(2,133)
Foreign Currency Exchange Contracts	(14)	(2,805)	—	—	(2,819)
Total Return Swap Contracts	—	(167)	—	—	(167)
Interest Rate Swap Contracts	—	(34,314)	—	—	(34,314)
Credit Default Swap Contracts	—	(8,641)	—	—	(8,641)
Total Other Financial Instruments*	$6,319	$(10,155)	$—	$—	$(3,836)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 405

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	387
Australia	11,421
Austria	1,980
Belgium	240
Bermuda	6,231
Brazil	6,352
Canada	49,274
Cayman Islands	9,274
Chile	2,643
China	12,942
Colombia	8,677
Czech Republic	3,094
Denmark	3,353
Finland	813
France	15,402
Germany	7,062
Ghana	26
Greece	913
Guernsey	1,183
Hong Kong	11,254
Hungary	3,012
India	973
Indonesia	5,429
Ireland	4,461
Isle of Man	275
Israel	441
Italy	4,696
Japan	87,767
Jersey	2,384
Kazakhstan	142
Luxembourg	8,997
Marshall Islands	1,904
Mexico	8,891
Monaco	834
Netherlands	4,904
New Zealand	316
Norway	3,015
Peru	1,569
Philippines	162
Portugal	709
Puerto Rico	1,091
Romania	1,233
Russia	14,264
Singapore	5,783
South Africa	9,050
South Korea	8,437
Spain	2,376
Sweden	2,132
Switzerland	10,351
Thailand	3,317
Turkey	2,854
Ukraine	1,807

See accompanying notes which are an integral part of this quarterly report.

406 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
United Kingdom	22,735
United States	887,829
Virgin Islands, British	4,402
Total Investments	1,271,063

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 407

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 30.8%			Antero Resources Corp.
Asset-Backed Securities - 0.3%			Series WI
CKE Restaurants Holdings, Inc.			5.000% due 03/01/25 (Ñ)	700	676
Series 2018-1A Class AI			Apollo Commercial Real Estate Finance,
4.250% due 06/20/48 (Þ)	130	131	Inc.
DB Master Finance LLC			4.750% due 08/23/22	862	833
Series 2017-1A Class A2II			Arbor Realty Trust, Inc.
4.030% due 11/20/47 (Þ)	1,223	1,201	5.250% due 07/01/21 (Þ)	1,067	1,070
Dominos Pizza Master Issuer LLC			ASP AMC Merger Sub, Inc.
Series 2018-1A Class A2I			8.000% due 05/15/25 (Þ)	255	128
4.116% due 07/25/48 (Þ)	695	694	Beacon Escrow Corp.
DPABS Trust			4.875% due 11/01/25 (Þ)	70	65
Series 2017-1A Class A2I			Berry Global, Inc.
2.995% due 07/25/47 (Ê)(Þ)	635	634	4.500% due 02/15/26 (Þ)	63	59
Jimmy John's Funding LLC			BlackRock Capital Investment Corp.
Series 2017-1A Class A2I			5.000% due 06/15/22	561	550
3.610% due 07/30/47 (Þ)	118	118	Boardwalk Pipelines LP
Planet Fitness Master Issuer LLC			5.950% due 06/01/26	625	647
Series 2018-1A Class A2I			Brixmor Operating Partnership, LP
4.262% due 09/05/48 (Þ)	698	702	3.650% due 06/15/24	650	634
Santander Drive Auto Receivables Trust			Broadcom Corp. / Broadcom Cayman
Series 2017-3 Class C			Finance, Ltd.
2.930% due 12/15/22	335	334	Series WI
Series 2018-3 Class C			3.625% due 01/15/24	405	394
3.510% due 08/15/23	150	151	3.125% due 01/15/25	595	551
Series 2018-5 Class C			Bunge Limited Finance Corp.
3.810% due 12/16/24	555	559	3.750% due 09/25/27	420	377
Sierra Receivables Funding Co. LLC			CalAmp Corp.
Series 2018-2A Class B			1.625% due 05/15/20	285	274
3.650% due 06/20/35 (Þ)	178	179	Capital One Financial Corp.
Taco Bell Funding LLC			3.900% due 01/29/24	475	479
Series 2018-1 Class A2I			Cardtronics, Inc.
4.318% due 11/25/48 (Þ)	720	730	1.000% due 12/01/20	1,592	1,505
ZAIS CLO 11, Ltd.			CBS Radio, Inc.
Series 2018-11A Class E			7.250% due 11/01/24 (Þ)	120	113
9.582% due 01/20/32 (Ê)(Þ)	500	487	CCO Holdings LLC / CCO Holdings
		5,920	Capital Corp.
			Series DMTN
Corporate Bonds and Notes - 4.0%			5.000% due 02/01/28 (Þ)	165	157
Acorda Therapeutics, Inc.			Charter Communications Operating LLC
1.750% due 06/15/21	1,060	938	/ Charter Communications Operating
ADT Corp. (The)			Capital
4.875% due 07/15/32 (Þ)	500	401	5.750% due 04/01/48 (Ñ)	525	523
AES Corp.			Series WI
4.500% due 03/15/23	110	111	4.908% due 07/23/25	1,102	1,134
4.875% due 05/15/23	155	157	Cimarex Energy Co.
Air Lease Corp.			4.375% due 06/01/24	127	129
4.250% due 02/01/24	535	535	CIT Group, Inc.
Aircastle, Ltd.			5.000% due 08/01/23	399	408
4.125% due 05/01/24	701	675	Series A
Alexandria Real Estate Equities, Inc.			5.800% due 12/31/99 (Ê)(ƒ)	471	450
3.450% due 04/30/25	920	899	Clovis Oncology, Inc.
3.950% due 01/15/28	380	369	2.500% due 09/15/21	510	466
Ally Financial, Inc.			Colony NorthStar, Inc.
5.750% due 11/20/25 (Ñ)	520	541	3.875% due 01/15/21	2,018	1,910
American Airlines Pass-Through Trust			CRC Escrow Issuer LLC / CRC Finco,
Series 2016-2 Class A			Inc.
3.650% due 06/15/28	679	647	5.250% due 10/15/25 (Þ)	78	73
Series 2016-3 Class B			Crown Americas LLC / Crown Americas
3.750% due 10/15/25	251	242	Capital Corp. IV
Series 2017-2 Class B			Series WI
3.700% due 10/15/25	375	362	4.750% due 02/01/26	170	166
Series 2017-1B Class B			Crown Castle Towers LLC
4.950% due 02/15/25 (Ñ)	829	833	3.720% due 07/15/23 (Þ)	1,080	1,077
Anheuser-Busch InBev Worldwide, Inc.			CSC Holdings LLC
4.750% due 01/23/29	195	203	5.500% due 04/15/27 (Þ)	543	531

See accompanying notes which are an integral part of this quarterly report.

408 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 02/01/28 (Þ)	50	48	Goldman Sachs Group, Inc. (The)
Series 144a			5.750% due 01/24/22	450	483
5.500% due 05/15/26 (Þ)	600	594	3.875% due 04/26/22 (Ê)	610	612
Dell International LLC / EMC Corp.			Series M
4.420% due 06/15/21 (Þ)	140	142	5.375% due 12/31/49 (Ê)(ƒ)	485	483
6.020% due 06/15/26 (Þ)	700	732	Goodyear Tire & Rubber Co.
Depomed, Inc.			5.000% due 05/31/26	54	50
2.500% due 09/01/21	385	272	4.875% due 03/15/27 (Ñ)	606	543
Diamondback Energy, Inc.			Granite Point
4.750% due 11/01/24 (Þ)	490	489	5.625% due 12/01/22 (Þ)	610	617
Discover Financial Services			Gray Television, Inc.
3.850% due 11/21/22	730	731	5.125% due 10/15/24 (Þ)	245	238
Domtar Corp.			Green Plains, Inc.
6.250% due 09/01/42	180	171	4.125% due 09/01/22	1,120	1,005
Dresdner Funding Trust I			GTT Communications, Inc.
8.151% due 06/30/31	200	242	Series 144a
Series REGS			7.875% due 12/31/24 (Þ)	198	174
8.151% due 06/30/31	370	448	Hanesbrands, Inc.
Echo Global Logistics, Inc.			4.625% due 05/15/24 (Þ)	739	725
2.500% due 05/01/20	151	148	Hannon Armstrong Sustainable
Enbridge Energy Partners, LP			Infrastructure Capital, Inc.
7.375% due 10/15/45	525	712	4.125% due 09/01/22	510	490
Encore Capital Group, Inc.			HCA, Inc.
2.875% due 03/15/21	1,169	1,031	6.500% due 02/15/20	500	514
Energy Transfer Operating LP			4.750% due 05/01/23	308	317
6.250% due 04/15/49	375	400	5.000% due 03/15/24	240	250
Enterprise Products Operating LLC			4.500% due 02/15/27	266	268
5.375% due 02/15/78 (Ê)	647	562	5.875% due 02/01/29	360	377
Fidelity National Financial, Inc.			7.500% due 11/15/95	171	171
4.500% due 08/15/28 (Þ)	1,030	1,023	HCI Group, Inc.
Finisar Corp.			4.250% due 03/01/37 (Þ)	180	178
0.500% due 12/15/36	989	958	Helix Energy Solutions Group, Inc.
FireEye, Inc.			4.250% due 05/01/22	441	423
Series A			Hercules Capital, Inc.
1.000% due 06/01/35	660	638	4.375% due 02/01/22	773	747
Flexion Therapeutics, Inc.			Hess Corp.
3.375% due 05/01/24	230	208	3.500% due 07/15/24	130	124
Ford Motor Credit Co. LLC			4.300% due 04/01/27	700	676
5.085% due 01/07/21	255	259	Hope Bancorp, Inc.
3.336% due 03/18/21	500	486	2.000% due 05/15/38 (Þ)	1,060	948
Forestar Group, Inc.			Infinera Corp.
3.750% due 03/01/20	887	877	2.125% due 09/01/24	180	135
Fox Corp.			Intercept Pharmaceuticals, Inc.
4.030% due 01/25/24 (Þ)	175	178	3.250% due 07/01/23	163	161
5.576% due 01/25/49 (Þ)	365	387	Iron Mountain, Inc.
Freeport-McMoRan, Inc.			5.250% due 03/15/28 (Þ)	223	207
4.550% due 11/14/24	63	60	Kinder Morgan Energy Partners, LP
Frontier Communications Corp.			5.625% due 09/01/41	250	261
8.500% due 04/01/26 (Þ)	36	33	4.700% due 11/01/42	440	411
GE Capital International Funding Co.			KKR Real Estate Finance Trust, Inc.
Unlimited Co.			6.125% due 05/15/23 (Þ)	1,505	1,495
4.418% due 11/15/35	665	594	L Brands, Inc.
General Electric Co.			Series WI
Series D			6.875% due 11/01/35	275	236
5.000% due 12/29/49 (Ê)(ƒ)	170	150	Lennar Corp.
Series GMTN			Series WI
4.625% due 01/07/21	660	671	5.875% due 11/15/24	59	61
General Motors Financial Co. , Inc.			5.000% due 06/15/27	96	91
4.200% due 11/06/21	335	337	4.750% due 11/29/27	438	415
4.350% due 04/09/25	302	293	Lithia Motors, Inc.
Global Eagle Entertainment, Inc.			5.250% due 08/01/25 (Þ)	45	43
2.750% due 02/15/35	215	151	Macquarie Infrastructure Corp.
GNC Holdings, Inc.			2.000% due 10/01/23	839	729
1.500% due 08/15/20	605	417	Marathon Oil Corp.
Goldman Sachs BDC, Inc.			3.850% due 06/01/25	540	531
4.500% due 04/01/22	726	710	Medicines Co. (The)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 409

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 07/15/23	160	126	Series WI
MGM Resorts International			5.875% due 06/30/26	960	1,043
6.625% due 12/15/21	465	491	SBA Tower Trust
Morgan Stanley			3.168% due 04/11/22 (Þ)	300	296
Series GMTN			3.448% due 03/15/23 (Þ)	2,030	2,017
1.750% due 01/30/25	1,500	1,767	Scientific Games International, Inc.
MPLX, LP			Series REGS
Series 0005			5.500% due 02/15/26	215	213
4.125% due 03/01/27	1,130	1,105	SEACOR Holdings, Inc.
MPT Operating Partnership LP / MPT			3.000% due 11/15/28	1,947	1,828
Finance Corp.			SM Energy Co.
5.000% due 10/15/27	100	97	6.625% due 01/15/27	64	63
Multi-Color Corp.			SunPower Corp.
4.875% due 11/01/25 (Þ)	39	37	4.000% due 01/15/23	153	120
Nevro Corp.			Tenet Healthcare Corp.
1.750% due 06/01/21	854	822	4.750% due 06/01/20	300	302
New York Mortgage Trust, Inc.			4.625% due 07/15/24	721	706
6.250% due 01/15/22	1,303	1,285	TerraForm Power Operating LLC
Nexstar Broadcasting, Inc.			4.250% due 01/31/23 (Þ)	64	63
5.625% due 08/01/24 (Þ)	125	121	5.000% due 01/31/28 (Þ)	64	59
Novavax, Inc.			Teva Pharmaceutical Finance Co. LLC
3.750% due 02/01/23	1,005	677	Series C
NRG Yield Operating LLC			0.250% due 02/01/26	804	743
Series WI			T-Mobile USA, Inc.
5.000% due 09/15/26	620	539	4.750% due 02/01/28	870	834
Pandora Media, Inc.			Toll Brothers Finance Corp.
1.750% due 12/01/20	1,043	1,032	Series 10YR
Patrick Industries, Inc.			4.350% due 02/15/28	740	673
1.000% due 02/01/23 (Þ)	520	431	TransDigm, Inc.
Pattern Energy Group, Inc.			Series WI
4.000% due 07/15/20	1,174	1,180	6.375% due 06/15/26	63	61
PDL BioPharma, Inc.			Two Harbors Investment Corp.
2.750% due 12/01/21	165	174	6.250% due 01/15/22	809	812
PennyMac Corp.			Valeant Pharmaceuticals International,
5.375% due 05/01/20	1,854	1,833	Inc. Term Loan B
Plains All American Pipeline, LP			5.513% due 05/17/25 (~)(Ê)	376	372
Series B			Vector Group, Ltd.
6.125% due 06/16/23 (Ê)(ƒ)	626	561	1.750% due 04/15/20 (~)(Ê)	705	715
Plains All American Pipeline, LP / PAA			Veeco Instruments, Inc.
Finance Corp.			2.700% due 01/15/23	662	543
4.650% due 10/15/25	400	406	VEREIT Operating Partnership, LP
Post Holdings, Inc.			3.950% due 08/15/27	885	841
5.500% due 03/01/25 (Þ)	75	75	Virgin Media Bristol LLC 1st Lien Term
5.750% due 03/01/27 (Þ)	63	62	Loan K
5.625% due 01/15/28 (Þ)	316	303	5.009% due 01/15/26 (~)(Ê)	125	123
PRA Group, Inc.			Vitamin Shoppe, Inc.
3.000% due 08/01/20	1,725	1,650	2.250% due 12/01/20	635	605
Prospect Capital Corp.			Western Asset Mortgage Capital Corp.
4.750% due 04/15/20	355	354	6.750% due 10/01/22	740	703
QVC, Inc.			Western Digital Corporation
4.375% due 03/15/23	232	233	1.500% due 02/01/24	960	824
Rackspace Hosting, Inc.			Whiting Petroleum Corp.
8.625% due 11/15/24 (Ñ)(Þ)	245	205	1.250% due 04/01/20	2,068	1,980
Radiate HoldCo LLC / Radiate Finance,			WPX Energy, Inc.
Inc.			5.250% due 09/15/24	165	163
6.875% due 02/15/23 (Þ)	63	61	Wynn Las Vegas LLC / Wynn Las Vegas
Radio One, Inc.			Capital Corp.
7.375% due 04/15/22 (Þ)	375	360	5.250% due 05/15/27 (Þ)	63	59
Radius Health, Inc.			Xerox Corp.
3.000% due 09/01/24	180	146	2.800% due 05/15/20	210	205
Range Resources Corp.			Zillow Group, Inc.
Series WI			1.500% due 07/01/23	920	814
4.875% due 05/15/25 (Ñ)	1,109	1,004			87,797
Resource Capital Corp.			International Debt - 2.5%
4.500% due 08/15/22	250	247	Actavis Funding SCS
Sabine Pass Liquefaction LLC			4.550% due 03/15/35 (Ñ)	590	567

See accompanying notes which are an integral part of this quarterly report.

410 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Adani Ports & Special Economic Zone,			Series REGS
Ltd.			2.750% due 12/05/24	400	443
Series REGS			CIFC Funding, Ltd.
3.500% due 07/29/20	1,330	1,318	Series 2019-4A Class DR
Adani Ports and Special Economic Zone,			9.961% due 10/20/27 (Ê)(Þ)	300	297
Ltd.			CRCC Yupeng, Ltd.
Series REGS			3.950% due 02/28/49 (~)(Ê)(ƒ)	1,155	1,155
3.950% due 01/19/22	300	297	Credit Suisse Group Funding, Ltd.
AerCap Ireland Capital DAC / AerCap			Series WI
Global Aviation Trust			3.750% due 03/26/25	500	489
4.625% due 07/01/22	275	276	CSCEC Finance (Cayman) II Co.
4.875% due 01/16/24	540	549	2.700% due 06/14/21	845	827
3.650% due 07/21/27	350	315	Ctrip. com International, Ltd.
AI Mistral Luxembourg Subco S. a. r. l.			1.250% due 09/15/22	930	910
Term Loan B
5.499% due 03/09/24 (~)(Ê)	325	306	Delta 2 (LUX ) Sarl Term Loan B
AIA Group, Ltd.			4.999% due 02/21/24 (Ê)	448	430
3.900% due 04/06/28 (Þ)	1,150	1,159	Deutsche Postbank Funding Trust I
AIMCO			Series I
Series 2018-AA Class ER			0.915% due 12/29/49 (~)(Ê)(ƒ)	148	120
7.548% due 01/15/28 (Ê)(Þ)	1,000	924	Deutsche Postbank Funding Trust III
Akbank Turk AS			1.067% due 06/29/49 (~)(Ê)(ƒ)	253	206
Series REGS			Diamond (BC) BV 1st Lien Term Loan

5.125% due 03/31/25	200	178	5.744% due 09/06/24 (Ê)	268	252
Aker BP ASA			Dryden Senior Loan Fund
Series REGS			Series 2018-45A Class ER
5.875% due 03/31/25	150	154	8.637% due 10/15/30 (Ê)(Þ)	400	380
Albea Beauty Holdings SA Term Loan			Eastern Creation II Investment Holdings,

5.887% due 04/22/24 (Ê)	119	115	Ltd.
			2.750% due 09/26/20	1,180	1,162
Alcoa Nederland Holding BV			Enbridge, Inc.
6.125% due 05/15/28 (Þ)	650	658	5.500% due 07/15/77 (Ê)	669	609
Alibaba Group Holding, Ltd.			Series 16-A
Series WI			6.000% due 01/15/77 (Ê)	395	377
3.600% due 11/28/24	490	493	ENEL Finance International NV
Allergan Funding SCS			4.750% due 05/25/47 (Þ)	250	219
4.750% due 03/15/45	200	193	Eni SpA
Alpha 3 B. V. Term Loan B1			Series X-R
5.803% due 01/31/24 (Ê)	248	240	4.000% due 09/12/23 (Þ)	370	373
Anglo American Capital PLC			Ensco Jersey Finance, Ltd.
4.125% due 04/15/21 (Þ)	200	200	3.000% due 01/31/24 (Ñ)	1,177	917
Arterra Wines Canada, Inc. Term Loan			Equate Petrochemical BV
B1
5.542% due 12/15/23 (Ê)	249	244	Series REGS
Auto Ahorro Automotriz SA de CV			4.250% due 11/03/26	300	298
3.325% due 03/24/25	275	320	Fly Leasing, Ltd.
Baidu, Inc.			Series 0005
3.875% due 09/29/23	300	300	5.250% due 10/15/24 (Ñ)	296	275
4.375% due 05/14/24	820	835	Garda World Security Corp. Term Loan B
Bank of America Corp.			6.236% due 05/26/24 (Ê)	231	226
1.379% due 02/07/25 (~)(Ê)	1,535	1,786	Gazprom OAO Via Gaz Capital SA
Barclays Bank PLC			Series REGS
6.278% due 12/29/49 (Ê)(ƒ)	700	673	4.950% due 02/06/28	200	195
Barclays PLC			GFL Environmental, Inc. 1st Lien Term

4.337% due 01/10/28	505	487	Loan B
			5.499% due 05/31/25 (Ê)	175	168
BBVA Bancomer SA			Guggenheim CLO LLC
Series REGS			Series 2018-1A Class DR
6.500% due 03/10/21	650	673	9.377% due 10/15/31 (Ê)(Þ)	354	334
Becton, Dickinson and Co.			GVC Holdings PLC Term Loan B2
3.020% due 05/24/25	330	435	4.999% due 03/15/24 (Ê)	93	92
1.900% due 12/15/26	545	629	Hamilton Holdco, LLC Term Loan B
Bharti Airtel, Ltd.			4.810% due 05/30/25 (Ê)	249	246
Series REGS			HSBC Bank PLC
4.375% due 06/10/25	200	187	Series 1M
Cemex SAB de CV			3.126% due 06/29/49 (Ê)(ƒ)	300	213
3.720% due 03/15/20	1,406	1,383	Huntsman International LLC

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 411

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			Series REGS
4.250% due 04/01/25	430	540	7.500% due 06/15/32	90	85
Indonesia Asahan Aluminium (Persero)			Severstal PJSC
PT			5.900% due 10/17/22	210	218
5.230% due 11/15/21 (Þ)	475	490	SF Holding Investment, Ltd.
International Game Technology PLC			4.125% due 07/26/23	1,250	1,244
6.250% due 01/15/27 (Þ)	35	35	SFR Group SA
Intesa Sanpaolo SpA			6.250% due 05/15/24 (Þ)	190	186
5.017% due 06/26/24 (Þ)	710	652	Ship Finance International, Ltd.
ION Trading Technologies Sarl 1st Lien			5.750% due 10/15/21	766	743
Term Loan B			Sibanye Gold, Ltd.
6.634% due 11/21/24 (Ê)	691	653	1.875% due 09/26/23	200	166
Johnson Electric Holdings, Ltd.			Silver Standard Resources, Inc.
4.125% due 07/30/24	550	550	2.875% due 02/01/33 (Þ)	1,361	1,372
LCM Ltd Partnership			SK Telecom Co. , Ltd.
Series 2018-18A Class ER			3.750% due 04/16/23 (Þ)	695	699
8.711% due 04/20/31 (Ê)(Þ)	500	479	SMBC Aviation Capital
Level 3 Financing, Inc. Term Loan B			4.125% due 07/15/23 (Þ)	450	455
4.756% due 02/22/24 (~)(Ê)	765	751	Solvay Acetow GMBH Term Loan
Levi Strauss & Co.			8.094% due 05/31/23 (Ê)	126	122
Series NCd			Sound Point CLO III-R, Ltd,
3.375% due 03/15/27	600	704	Series 2018-2RA Class E
Link Finance Cayman 2009, Ltd.			8.787% due 04/15/29 (Ê)(Þ)	250	237
3.600% due 09/03/24	620	619	Steele Creek CLO, Ltd.
Longfor Group Holdings, Ltd.			Series 2017-1A Class E
4.500% due 01/16/28	630	573	7.834% due 01/15/30 (Ê)(Þ)	500	471
Magnetite XV CLO, Ltd.			Stora Enso OYJ
Series 2018-15A Class ER			7.250% due 04/15/36 (Þ)	200	230
7.690% due 07/25/31 (Ê)(Þ)	250	227	Suzano Austria GMBH
Millicom International Cellular SA			Series REGS
Series REGS			5.750% due 07/14/26	400	419
5.125% due 01/15/28	200	189	Sydney Airport Finance Co. Pty, Ltd.
MMK Finance, Ltd.			Series REGS
3.849% due 04/08/22	200	195	3.900% due 03/22/23	415	414
MPT Operating Partnership, LP / MPT			Symphony CLO, Ltd.
Finance Corp.			Series 2019-20A Class E
4.000% due 08/19/22	705	871	8.984% due 01/16/32 (Ê)(Š)(Þ)	250	233
National Westminster Bank PLC			Syngenta Finance NV
Series C			4.441% due 04/24/23 (Þ)	725	716
3.000% due 11/29/49 (~)(Ê)(ƒ)	160	125	5.676% due 04/24/48 (Þ)	335	289
Numericable Group SA Term Loan B12			Telecom Italia SpA
6.196% due 01/05/26 (Ê)	347	324	5.303% due 05/30/24 (Þ)	515	489
NXP BV / NXP Funding LLC			Tencent Holdings, Ltd.
4.625% due 06/15/22 (Þ)	620	631	3.800% due 02/11/25	485	488
3.875% due 09/01/22 (Þ)	200	199	Teva Pharmaceutical Finance
4.875% due 03/01/24 (Þ)	175	180	Netherlands III BV
5.550% due 12/01/28 (Þ)	265	286	2.200% due 07/21/21	625	591
Open Text Corp. 1st Lien Term Loan B			Titan Acquisition, Ltd.
4.249% due 05/30/25 (Ê)	124	124	7.750% due 04/15/26 (Þ)	175	153
Ortho-Clinical Diagnostics SA 1st Lien			Travelport Finance Luxembourg Sarl
Term Loan B			Term Loan B
5.760% due 06/01/25 (Ê)	332	320	5.116% due 03/16/25 (Ê)	722	719
Petrobras Global Finance BV			Turk Telekomunikasyon AS
5.750% due 02/01/29	21	21	Series REGS
Pretium Resources, Inc.			4.875% due 06/19/24	230	211
2.250% due 03/15/22	660	590	Turkiye Sise ve Cam Fabrikalari AS
Quintiles IMS, Inc.			Series REGS
Series REGS			4.250% due 05/09/20	725	718
3.250% due 03/15/25	760	880	UBS Group Funding Switzerland AG
Royal Bank of Scotland Group PLC			3.491% due 05/23/23 (Þ)	590	586
6.125% due 12/15/22	475	499	7.000% due 12/31/99 (Ê)(ƒ)(Þ)	385	387
7.648% due 09/30/49 (Ê)(ƒ)	30	37	UniCredit SpA
Series B			6.572% due 01/14/22 (Þ)	495	506
2.813% due 08/29/49 (~)(Ê)(ƒ)	130	101	Vale Overseas, Ltd.
Sappi Papier Holding GMBH			6.250% due 08/10/26 (Ñ)	720	771

See accompanying notes which are an integral part of this quarterly report.

412 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			Asurion LLC Term Loan B6
Inc.			5.499% due 11/03/23 (Ê)	542	533
6.500% due 03/15/22 (Þ)	125	129	Avaya, Inc. Term Loan B
5.500% due 11/01/25 (Þ)	63	63	6.759% due 12/15/24 (Ê)	1,139	1,119
Want Want China Finance, Ltd.			Avolon LLC 1st Lien Term Loan B3
2.875% due 04/27/22	740	722	4.503% due 01/15/25 (~)(Ê)	313	310
Weatherford International, Ltd. 1st Lien			Bass Pro Group LLC 1st Lien Term
Term Loan			Loan B
3.925% due 07/13/20 (Ê)	103	99	7.499% due 12/16/23 (Ê)	175	172
Woodside Finance, Ltd.			Bausch Health Cos. , Inc. 1st Lien Term
3.650% due 03/05/25 (Þ)	720	696	Loan B
3.700% due 03/15/28 (Þ)	516	480	5.263% due 11/27/25 (Ê)	120	119
		55,059	Belron SA Term Loan B
Loan Agreements - 2.4%			4.839% due 10/26/24 (Ê)	125	123
ABG Intermediate Holdings 2 LLC 1st			Blount International, Inc. 1st Lien Term
Lien Term Loan B			Loan B
5.999% due 09/29/24 (Ê)	627	611	6.249% due 04/12/23 (Ê)	127	126
ABG Intermediate Holdings 2 LLC 2nd			Boxer Parent Co. , Inc. 1st Lien Term
Lien Term Loan			Loan B
10.249% due 09/29/25 (Ê)	246	241	7.053% due 10/02/25 (Ê)	750	732
Advanced Integration Technology, LP 1st			Brave Parent Holdings, Inc. 1st Lien
Lien Term Loan B1			Term Loan
7.457% due 04/03/23 (Ê)	175	172	6.499% due 04/17/25 (Ê)	175	171
AgroFresh, Inc. Term Loan			Brickman Group, Ltd. 1st Lien Term
7.553% due 07/31/21 (Ê)	345	340	Loan B
AGS LLC 1st Lien Term Loan B			5.063% due 08/10/25 (~)(Ê)	128	126
5.999% due 02/15/24 (Ê)	78	77	Brookfield Retail Holdings VII LLC 1st
			Lien Term Loan B
Almonde, Inc. Term Loan			4.999% due 08/24/25 (Ê)	114	109
10.053% due 04/28/25 (Ê)	250	235	Brookfield WEC Holdings, Inc. Term
Alphabet Holding Company, Inc. 1st			Loan
Lien Term Loan			6.249% due 08/01/25 (Ê)	300	298
5.999% due 08/15/24 (Ê)	147	133	C. H. Guenther & Son, Inc. Term Loan B
Altice Financing SA 1st Lien Term Loan			5.249% due 03/22/25 (Ê)	124	122
5.253% due 01/05/26 (Ê)	504	466	Cabot Microelectronics Corp. 1st Lien
Alvogen Group, Inc. 1st Lien Term			Term Loan B
Loan B			4.750% due 11/15/25 (Ê)	375	372
7.250% due 04/02/22 (Ê)	345	342	Caesars Entertainment Operating Co.
American Airlines, Inc. 1st Lien Term			LLC 1st Lien Term Loan B
Loan B			4.499% due 10/06/24 (Ê)	379	371
4.252% due 06/27/25 (Ê)	191	183	Caesars Resort Collection LLC 1st Lien
American Airlines, Inc. Term Loan B			Term Loan B
4.500% due 04/28/23 (Ê)	568	550	5.249% due 12/22/24 (~)(Ê)	1,777	1,750
Amneal Pharmaceuticals LLC 1st Lien			Canyon Valor Cos. , Inc. 1st Lien Term
Term Loan B			Loan B
6.000% due 05/04/25 (Ê)	174	172	5.553% due 06/16/23 (Ê)	120	117
Anastasia Parent LLC 1st Lien Term			Capital Automotive L. P. 1st Lien Term
Loan B			Loan
6.249% due 08/10/25 (Ê)	399	378	5.000% due 03/24/24 (Ê)	247	240
AP Exhaust Acquisition LLC 1st Lien			CBS Radio Inc. 1st Lien Term Loan B
Term Loan			5.252% due 03/02/24 (Ê)	268	260
7.618% due 05/10/24 (Ê)	351	322	CH Hold Corp. 1st Lien Term Loan B
AppLovin Corp. 1st Lien Term Loan B			7.500% due 02/01/24 (Ê)	500	499
6.249% due 08/15/25 (Ê)	350	349	Change Healthcare Holdings LLC 1st
Aramark Services, Inc. 1st Lien Term			Lien Term Loan B
Loan B3			5.249% due 03/01/24 (~)(Ê)	491	481
4.249% due 03/11/25 (~)(Ê)	291	289	Charter Communications Operating LLC
Aretec Group, Inc. 1st Lien Term Loan			1st Lien Term Loan B
6.749% due 10/01/25 (Ê)	200	197	4.500% due 04/30/25 (~)(Ê)	125	123
Ascena Retail Group, Inc. Term Loan B			Cogeco Communications (USA) II LP 1st
7.000% due 08/21/22 (Ê)	111	102	Lien Term Loan B
Ascend Learning LLC Term Loan B			4.874% due 08/11/24 (Ê)	330	323
5.499% due 07/12/24 (Ê)	347	340	Commercial Barge Line Co. 1st Lien
AssuredPartners, Inc. 1st Lien Term			Term Loan
Loan B			11.249% due 11/12/20 (Ê)	406	285
5.749% due 10/22/24 (Ê)	378	365	Constellis Holdings LLC 1st Lien Term
Asurion LLC Term Loan B4			Loan
5.499% due 08/04/22 (~)(Ê)	222	218	7.744% due 04/18/24 (Ê)	251	240

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 413

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Constellis Holdings LLC 2nd Lien Term			Exact Merger Sub LLC 2nd Lien Term
Loan			Loan
11.744% due 04/21/25 (Ê)	189	179	10.803% due 09/29/25 (Ê)	128	124
Cortes NP Acquisition Corp. Term Loan			First Data Corp. 1st Lien Term Loan
B			4.519% due 04/26/24 (~)(Ê)	125	124
6.707% due 11/30/23 (Ê)	446	414	First Data Corp. Term Loan
CPI Acquisition, Inc. Term Loan B			4.519% due 07/10/22 (Ê)	519	516
7.349% due 08/17/22 (Ê)	180	115	Focus Financial Partners LLC 1st Lien
Crosby US Acquisition Corp. 1st Lien			Term Loan B2
Term Loan			4.999% due 07/03/24 (Ê)	554	545
5.503% due 11/22/20 (Ê)	250	232	Fort Dearborn Company 1st Lien Term
Crown Finance, Inc. 1st Lien Term			Loan
Loan B			6.507% due 10/19/23 (Ê)	7	7
4.999% due 02/28/25 (Ê)	517	504	6.794% due 10/19/23 (Ê)	206	196
CSC Holdings LLC 1st Lien Term Loan			GHX Ultimate Parent Corp. 1st Lien
4.759% due 07/17/25 (Ê)	739	715	Term Loan
CT Technologies Intermediate Holdings,			6.063% due 06/30/24 (Ê)	251	244
Inc. 1st Lien Term Loan B			Global Payments, Inc. 1st Lien Term
6.749% due 12/01/21 (Ê)	123	104	Loan B3
CWGS Group LLC Term Loan			4.249% due 04/22/23 (Ê)	124	121
5.257% due 11/08/23 (~)(Ê)	108	102	Gray Television, Inc. 1st Lien Term
Delek US Holdings, Inc. 1st Lien Term			Loan C
Loan B			5.020% due 11/02/25 (Ê)	175	172
4.749% due 03/30/25 (Ê)	248	240	Greeneden U. S. Holdings II LLC 1st
Digicert Holdings, Inc. 1st Lien Term			Lien Term Loan B3
Loan			5.749% due 12/01/23 (Ê)	95	92
6.499% due 10/31/24 (Ê)	498	488	Grifols Worldwide Operations USA, Inc.
Digicert Holdings, Inc. 2nd Lien Term			1st Lien Term Loan B
Loan			4.664% due 01/31/25 (Ê)	124	122
10.499% due 10/31/25 (Ê)	100	96	Gruden Holdings, Inc. 1st Lien Term
DiversiTech Holdings, Inc. 1st Lien Term			Loan
Loan B			8.303% due 08/18/22 (Ê)	501	490
5.803% due 06/01/24 (Ê)	124	119	GTT Communications, Inc. 1st Lien
DuPage Medical Group, Ltd. 2nd Lien			Term Loan B
Term Loan			5.250% due 05/31/25 (Ê)	628	589
Series 182			Gulf Finance LLC Term Loan B
9.519% due 08/11/25 (Ê)	122	117	7.750% due 08/25/23 (Ê)	188	147
Dynacast International LLC 1st Lien			8.060% due 08/25/23 (Ê)	113	89
Term Loan B			H. B. Fuller Co. 1st Lien Term Loan B
5.772% due 01/28/22 (Ê)	174	171	4.503% due 10/20/24 (Ê)	349	342
Dynatrace LLC 1st Lien Term Loan			Harbor Freight Tools USA, Inc. 1st Lien
5.749% due 08/23/25 (Ê)	155	154	Term Loan
EagleView Technology Corp. 1st Lien			4.999% due 08/16/23 (Ê)	175	169
Term Loan B1			HCA, Inc. Term Loan B10
6.008% due 07/31/25 (Ê)	250	240	4.499% due 03/07/25 (Ê)	597	594
Education Advisory Board 1st Lien Term			Heartland Dental LLC 1st Lien Term
Loan			Loan
6.408% due 02/27/20 (Ê)	456	441	3.750% due 04/30/25 (Ê)	10	10
Emerald US, Inc. Term Loan B1			6.249% due 04/30/25 (Ê)	114	110
6.803% due 05/09/21 (~)(Ê)	374	370	HGIM Corp. 1st Lien Term Loan
EnergySolutions, LLC 1st Lien Term			8.508% due 07/02/23 (Ê)	217	215
Loan B			HLF Financing SARL LLC 1st Lien
6.553% due 05/11/25 (Ê)	249	213	Term Loan B
Entegris, Inc. Term Loan B			5.749% due 08/16/25 (Ê)	252	250
4.499% due 11/01/25 (Ê)	175	173	HS Purchaser LLC 1st Lien Term Loan
Envision Healthcare Corp. 1st Lien Term			6.249% due 03/29/25 (Ê)	83	81
Loan B			Hyland Software, Inc. 1st Lien Term
6.249% due 10/11/25 (~)(Ê)	315	296	Loan
Everi Payments, Inc. 1st Lien Term Loan			5.999% due 07/01/24 (Ê)	126	124
Series 91D			Hyland Software, Inc. 2nd Lien Term
5.499% due 05/09/24 (Ê)	251	247	Loan
EVO Payments International LLC 1st			9.499% due 05/23/25 (Ê)	500	495
Lien Term Loan B			I-Logic Technologies Bidco, Ltd. 1st
5.760% due 12/22/23 (Ê)	99	98	Lien Term Loan
Exact Merger Sub LLC 1st Lien Term			5.884% due 12/31/24 (Ê)	229	220
Loan			INEOS US Finance LLC 1st Lien Term
7.063% due 09/27/24 (Ê)	504	499	Loan B
			4.499% due 03/31/24 (Ê)	379	367

See accompanying notes which are an integral part of this quarterly report.

414 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Information Resources, Inc. 1st Lien			Oryx Southern Delaware Holdings LLC
Term Loan			1st Lien Term Loan B
6.999% due 12/03/25 (Ê)	175	172	5.749% due 02/28/25 (Ê)	124	118
Inovalon Holdings, Inc. Term Loan B			Penn National Gaming, Inc. 1st Lien
6.063% due 04/02/25 (Ê)	498	489	Term Loan B1
Intrawest Resorts Holdings, Inc. 1st Lien			4.758% due 10/15/25 (Ê)	175	173
Term Loan B1			Plantronics, Inc. 1st Lien Term Loan
5.499% due 06/29/24 (Ê)	505	498	4.999% due 07/02/25 (Ê)	120	116
Jason, Inc. 1st Lien Term Loan			Post Holdings, Inc. Incremental Term
7.303% due 06/30/21 (Ê)	175	169	Loan B
Las Vegas Sands LLC Term Loan			4.520% due 05/24/24 (~)(Ê)	152	150
4.249% due 03/27/25 (Ê)	372	365	Pre-Paid Legal Services, Inc. 1st Lien
LifeScan Global Corp. 1st Lien Term			Term Loan
Loan			5.499% due 04/13/25 (Ê)	115	113
8.797% due 10/02/24 (Ê)	188	180	Procera Networks, Inc. 1st Lien Term
Limetree Bay Terminals LLC Term Loan			Loan
B			7.003% due 11/02/25 (Ê)	152	149
6.499% due 02/10/24 (Ê)	50	47	Project Alpha Intermediate Holding, Inc.
Lions Gate Capital Holdings LLC 1st			1st Lien Term Loan B
Lien Term Loan B			6.370% due 04/26/24 (Ê)	175	170
4.749% due 03/24/25 (Ê)	248	244	Quest Software US Holdings, Inc. 1st
MCC Iowa LLC 1st Lien Term Loan M			Lien Term Loan
4.420% due 01/15/25 (Ê)	251	247	6.994% due 05/18/25 (Ê)	374	368
Messer Industries USA, Inc. 1st Lien			Quintiles IMS, Inc. 1st Lien Term Loan
Term Loan B			B2
0.000% due 10/02/25 (Ê)(v)	350	342	4.803% due 01/18/25 (Ê)	252	249
Metro-Goldwyn-Mayer, Inc. 1st Lien			Rackspace Hosting, Inc. 1st Lien Term
Term Loan B			Loan
5.000% due 07/03/25 (Ê)	125	123	5.582% due 11/03/23 (Ê)	2,275	2,106
MGM Growth Properties Operating			Radiate Holdco LLC 1st Lien Term
Partnership, LP Term Loan B			Loan B
0.000% due 04/25/23 (~)(Ê)(v)	125	123	5.499% due 02/01/24 (Ê)	124	120
MH Sub I, LLC 1st Lien Term Loan			Radio One, Inc. 1st Lien Term Loan B
6.269% due 09/15/24 (Ê)	252	247	6.500% due 04/05/23 (Ê)	464	441
Midwest Physician Administrative			Red Ventures LLC 1st Lien Term Loan
Services LLC 1st Lien Term Loan			B1
5.249% due 08/15/24 (Ê)	424	407	5.499% due 11/08/24 (Ê)	312	309
Mitchell International, Inc. 1st Lien			Refinitiv US Holdings, Inc. 1st Lien
Term Loan B			Term Loan B
5.749% due 11/30/24 (Ê)	174	167	6.249% due 10/01/25 (Ê)	350	336
Mitchell International, Inc. 2nd Lien			Regionalcare Hospital Partners, Inc.
Term Loan			Term Loan B
9.749% due 11/20/25 (Ê)	233	228	7.129% due 11/16/25 (~)(Ê)	469	457
MLN US Holdco LLC 1st Lien Term			Research Now Group, Inc. 1st Lien Term
Loan			Loan
6.999% due 07/13/25 (Ê)	247	243	7.999% due 12/20/24 (Ê)	124	123
NAI Entertainment Holdings LLC 1st			Reynolds Group Holdings, Inc. 1st Lien
Lien Term Loan B			Term Loan B
5.000% due 04/23/25 (Ê)	249	244	5.249% due 02/05/23 (~)(Ê)	577	568
Navistar, Inc. 1st Lien Term Loan B			RHP Hotel Properties, LP Term Loan B
6.020% due 11/06/24 (Ê)	248	243	4.780% due 05/11/24 (Ê)	213	211
NN, Inc. 1st Lien Term Loan B			RPI Finance Trust Term Loan B
6.249% due 10/19/22 (Ê)	124	121	4.499% due 03/27/23 (~)(Ê)	124	123
NN, Inc. Term Loan			Sally Holdings LLC 1st Lien Term Loan
5.749% due 04/03/21 (Ê)	285	277	B1
North American Lifting Holdings, Inc.			4.750% due 07/05/24 (Ê)	374	366
1st Lien Term Loan			Schenectady International Group, Inc.
7.303% due 11/27/20 (Ê)	344	313	1st Lien Term Loan
NPC International, Inc. 1st Lien Term			7.537% due 08/10/25 (Ê)	175	173
Loan			Scientific Games International, Inc. 1st
5.999% due 04/20/24 (Ê)	221	211	Lien Term Loan B5
6.134% due 04/20/24 (Ê)	156	149	5.249% due 08/14/24 (~)(Ê)	504	488
On Assignment, Inc. 1st Lien Term Loan			Seadrill Operating, LP Term Loan B
B4			8.803% due 02/21/21 (Ê)	374	301
4.499% due 02/21/25 (~)(Ê)	239	236	Sedgwick Claims Management Services,
Optiv, Inc. 1st Lien Term Loan			Inc. 1st Lien Term Loan B
5.749% due 02/01/24 (Ê)	121	112	5.749% due 12/31/25 (Ê)	125	122
			Serta Simmons Bedding, LLC 1st Lien
			Term Loan

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 415

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.013% due 11/08/23 (Ê)	349	296	Varsity Brands Holding Co. , Inc. 1st Lien
Serta Simmons Bedding, LLC 2nd Lien			Term Loan
Term Loan			5.999% due 12/15/24 (Ê)	88	87
10.514% due 11/08/24 (Ê)	175	123	Verdesian Life Sciences LLC Term Loan
Sesac Holdco II LLC 1st Lien Term Loan			7.744% due 07/01/20 (Ê)	528	476
5.499% due 02/13/24 (Ê)	188	182	VeriFone Systems, Inc. 1st Lien Term
Sesac Holdco II LLC 2nd Lien Term			Loan
Loan			6.645% due 08/20/25 (Ê)	160	156
9.749% due 02/24/25 (Ê)	125	121	Verscend Holding Corp. 1st Lien Term
Shutterfly, Inc. Term Loan B			Loan B
5.250% due 08/17/24 (Ê)	94	92	6.999% due 08/27/25 (Ê)	480	475
SonicWALL US Holdings, Inc. 1st Lien			Vertafore, Inc. 1st Lien Term Loan B
Term Loan			6.053% due 07/02/25 (Ê)	250	242
6.145% due 05/16/25 (Ê)	333	320	VICI Properties, Inc. 1st Lien Term
SonicWALL US Holdings, Inc. 2nd Lien			Loan B
Term Loan			4.503% due 12/15/24 (~)(Ê)	125	123
10.145% due 05/18/26 (Ê)	100	95	W3 TopCo LLC 1st Lien Term Loan
Southcross Energy Partners LP 1st Lien			8.503% due 03/08/22 (Ê)	321	320
Term Loan B			Walker & Dunlop, Inc. 1st Lien Term
7.053% due 08/04/21 (Ê)	65	58	Loan B1
Southwire Co. LLC 1st Lien Term Loan B			4.749% due 11/07/25 (Ê)	175	172
4.508% due 05/15/25 (Ê)	141	139	Web. com Group, Inc. 1st Lien Term
Starfruit Finco BV 1st Lien Term Loan B			Loan B
5.753% due 10/01/25 (Ê)	88	85	6.269% due 10/11/25 (Ê)	375	362
Stars Group Holdings BV Term Loan			Weight Watchers International, Inc. 1st
6.303% due 07/10/25 (Ê)	249	247	Lien Term Loan B
Station Casinos LLC 1st Lien Term			7.560% due 11/29/24 (Ê)	200	198
Loan B			William Morris Endeavor Entertainment
5.000% due 06/08/23 (Ê)	253	249	LLC 1st Lien Term Loan B
Steak n Shake Operations, Inc. Term			5.250% due 05/29/25 (Ê)	119	112
Loan			Wyndham Hotels & Resorts, Inc. 1st
6.250% due 03/19/21 (Ê)	297	231	Lien Term Loan B
SuperMoose Borrower LLC 1st Lien			4.249% due 05/30/25 (Ê)	175	171
Term Loan					51,286
6.249% due 08/15/25 (Ê)	167	162	Mortgage-Backed Securities - 18.0%
Tempo Acquisition LLC Term Loan B			Blackstone Mortgage Trust, Inc.
5.499% due 05/01/24 (Ê)	251	246	4.375% due 05/05/22	522	518
TKC Holdings, Inc. 1st Lien Term Loan			Fannie Mae
6.250% due 02/01/23 (Ê)	251	243	30 Year TBA(Ï)
TMS International Corp. 1st Lien Term			3.500%	112,000	112,526
Loan B2			4.000%	71,000	72,640
5.249% due 08/14/24 (Ê)	89	86	Fannie Mae REMICS
5.494% due 08/14/24 (Ê)	142	137	Series 2010-35 Class SG
Trader Corp. Term Loan B			Interest Only STRIP
5.502% due 09/28/23 (Ê)	234	230	5.418% due 04/25/40 (Ê)	2,229	365
TransDigm, Inc. Term Loan			Series 2010-99 Class NI
4.999% due 06/09/23 (Ê)	251	245	Interest Only STRIP
TruGreen, LP Term Loan			6.000% due 09/25/40	4,018	907
6.514% due 04/13/23 (Ê)	502	504	Series 2011-53 Class ST
U. S. Silica Co. , Inc. 1st Lien Term Loan			Interest Only STRIP
B			3.856% due 06/25/41 (Ê)	12,688	1,707
6.500% due 05/01/25 (Ê)	174	157
Uber Technologies, Inc. 1st Lien Term			Series 2011-101 Class SA
			Interest Only STRIP
6.516% Loan due 03/22/25 (Ê)	139	138	5.129% due 10/25/41 (Ê)	3,582	489
United Airlines, Inc. Term Loan B			Series 2011-134 Class SP
4.249% due 04/01/24 (Ê)	251	246	Interest Only STRIP
United Natural Foods, Inc. Term Loan B			4.040% due 02/25/41 (Ê)	5,722	594
6.749% due 10/01/25 (Ê)	350	299	Series 2012-49 Class QI
UPC Financing Partnership 1st Lien			Interest Only STRIP
Term Loan AR			4.500% due 12/25/40	2,917	386
5.009% due 01/15/26 (~)(Ê)	149	146	Series 2012-62 Class MI
USI, Inc. Term Loan B			Interest Only STRIP
5.803% due 05/16/24 (Ê)	453	434	4.000% due 03/25/41	1,143	139
Vantiv LLC Term Loan B4			Series 2012-103 Class SD
4.153% due 08/20/24 (Ê)	260	258	Interest Only STRIP
4.259% due 08/20/24 (Ê)	494	491	4.813% due 09/25/42 (Ê)	3,391	595

See accompanying notes which are an integral part of this quarterly report.

416 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-116 Class SA			Series 2016-65 Class CS
Interest Only STRIP			Interest Only STRIP
5.329% due 10/25/42 (Ê)	2,292	438	4.035% due 09/25/46 (Ê)	6,867	899
Series 2012-124 Class JI			Series 2016-83 Class BS
Interest Only STRIP			Interest Only STRIP
3.500% due 11/25/42	6,535	789	4.203% due 11/25/46 (Ê)	8,292	1,236
Series 2012-4016 Class SC			Series 2016-95 Class BI
Interest Only STRIP			Interest Only STRIP
4.427% due 03/15/42 (Ê)	2,253	359	4.500% due 07/25/40	2,186	388
Series 2013-7 Class SA			Series 2016-102 Class JI
Interest Only STRIP			Interest Only STRIP
4.636% due 02/25/43 (Ê)	8,517	1,688	3.500% due 02/25/46	389	60
Series 2013-27 Class PI			Series 2016-104 Class NI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	1,839	120	5.000% due 04/25/38	95	—
Series 2013-35 Class IP			Series 2017-2 Class KI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/42	939	64	4.000% due 02/25/47	2,747	545
Series 2013-35 Class PI			Series 2017-8 Class SB
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	908	60	4.203% due 02/25/47 (Ê)	7,785	1,158
Series 2013-40 Class YI			Series 2017-48 Class LI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/25/42	1,355	181	4.000% due 05/25/47	1,160	217
Series 2013-41 Class SP			Series 2017-72 Class GI
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	768	51	4.000% due 08/25/47	1,497	270
Series 2013-54 Class LI			Series 2017-75 Class NI
Interest Only STRIP			Interest Only STRIP
7.000% due 11/25/34	2,986	723	5.000% due 11/25/46	2,226	420
Series 2013-57 Class IQ			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/41	1,099	120	3.500% due 10/25/47	4,673	872
Series 2013-67 Class IL			Series 2017-82 Class NI
Interest Only STRIP			Interest Only STRIP
6.500% due 07/25/43	5,241	1,179	4.000% due 10/25/47	6,566	1,065
Series 2013-107 Class SB			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
4.713% due 02/25/43 (Ê)	4,270	743	4.349% due 01/25/48 (Ê)	3,591	539
Series 2014-35 Class CS			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
4.059% due 06/25/44 (Ê)	5,856	853	5.000% due 01/25/38	2,394	350
Series 2014-87 Class MS			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
3.969% due 01/25/45 (Ê)	7,928	1,133	5.000% due 02/25/48	6,586	1,422
Series 2015-34 Class QI			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,517	290	5.000% due 02/25/48	1,815	354
Series 2015-66 Class AS			Series 2018-3 Class PI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	3,826	528	4.000% due 02/25/48	2,496	410
Series 2015-69 Class IO			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	3,715	766	6.000% due 03/25/48	7,042	1,584
Series 2015-73 Class PI			Series 2018-36 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/45	9,814	1,326	5.000% due 06/25/48	2,975	565
Series 2015-84 Class PI			Series 2018-36 Class SD
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/33	10,024	1,932	4.373% due 06/25/48 (Ê)	9,254	1,275
Series 2016-50 Class SM			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
4.009% due 08/25/46 (Ê)	5,612	731	4.210% due 07/25/48 (Ê)	4,223	619
Series 2016-61 Class BS			Series 2018-58 Class IO
Interest Only STRIP			Interest Only STRIP
5.613% due 09/25/46 (Ê)	10,310	1,404	5.500% due 08/25/48	9,769	1,947

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 417

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-62 Class SB			Series 2013-4259 Class DI
Interest Only STRIP			Interest Only STRIP
4.130% due 09/25/48 (Ê)	8,174	1,273	4.000% due 06/15/43	6,735	1,093
Series 2018-65 Class SD			Series 2013-4265 Class SD
Interest Only STRIP			Interest Only STRIP
4.123% due 09/25/48 (Ê)	16,843	3,013	4.513% due 01/15/35 (Ê)	4,067	553
Series 2018-86 Class DS			Series 2013-4267 Class CS
Interest Only STRIP			Interest Only STRIP
3.590% due 12/25/48 (Ê)	15,266	1,864	4.816% due 05/15/39 (Ê)	697	51
Series 2018-86 Class US			Series 2014-4299 Class JI
Interest Only STRIP			Interest Only STRIP
3.694% due 12/25/48 (Ê)	9,608	1,307	4.000% due 07/15/43	1,612	251
Series 2018-95 Class SA			Series 2015-4425 Class EI
Interest Only STRIP			Interest Only STRIP
3.640% due 01/25/49 (Ê)	6,403	1,023	4.000% due 01/15/45	3,434	684
Series 2018-95 Class SL			Series 2015-4452 Class QI
Interest Only STRIP			Interest Only STRIP
3.710% due 01/25/49 (Ê)	5,894	968	4.000% due 11/15/44	3,956	989
Fannie Mae Strips			Series 2015-4510 Class HI
Series 2009-397			Interest Only STRIP
Interest Only STRIP			3.000% due 03/15/40	2,874	259
5.000% due 09/25/39	622	123	Series 2015-4530 Class TI
Series 2010-404			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/45	1,079	182
4.500% due 05/25/40	493	97	Series 2016-4560 Class IO
Freddie Mac REMICS			Interest Only STRIP
Series 2007-3346 Class SC			5.802% due 05/15/39 (~)(Ê)	2,049	418
Interest Only STRIP			Series 2016-4591 Class QI
4.392% due 10/15/33 (Ê)	11,548	1,768	Interest Only STRIP
Series 2010-109 Class IM			3.500% due 04/15/46	1,086	173
Interest Only STRIP			Series 2016-4596 Class CS
5.500% due 09/25/40	6,123	1,125	Interest Only STRIP
Series 2010-3714 Class KI			3.794% due 06/15/46 (Ê)	6,664	888
Interest Only STRIP			Series 2016-4601 Class PI
4.500% due 11/15/39	497	52	Interest Only STRIP
Series 2010-3747 Class SA			4.500% due 12/15/45	1,057	212
Interest Only STRIP			Series 2016-4604 Class QI
5.511% due 10/15/40 (Ê)	1,012	153	Interest Only STRIP
Series 2011-3919 Class SA			3.500% due 07/15/46	6,768	1,097
Interest Only STRIP			Series 2017-4663 Class KI
4.941% due 09/15/41 (Ê)	4,708	722	Interest Only STRIP
Series 2011-3927 Class IP			3.500% due 11/15/42	1,654	199
Interest Only STRIP			Series 2017-4663 Class PI
4.500% due 06/15/40	1,276	153	Interest Only STRIP
Series 2012-3829 Class AS			4.000% due 03/15/47	1,628	287
Interest Only STRIP			Series 2017-4663 Class TI
5.961% due 03/15/41 (Ê)	1,159	200	Interest Only STRIP
Series 2012-3981 Class WS			3.500% due 10/15/42	1,834	220
Interest Only STRIP			Series 2017-4666 Class AI
5.323% due 05/15/41 (Ê)	609	72	Interest Only STRIP
Series 2012-3984 Class DS			3.000% due 09/15/35	3,398	230
Interest Only STRIP			Series 2017-4678 Class MS
4.961% due 01/15/42 (Ê)	1,412	202	Interest Only STRIP
Series 2012-4000 Class LI			5.107% due 04/15/47 (Ê)	1,332	266
Interest Only STRIP			Series 2017-4697 Class PI
4.000% due 02/15/42	1,483	213	Interest Only STRIP
Series 2012-4033 Class SC			3.500% due 09/15/45	1,214	173
Interest Only STRIP			Series 2017-4697 Class YI
5.316% due 10/15/36 (Ê)	772	61	Interest Only STRIP
Series 2012-4074 Class KS			3.500% due 07/15/47	4,519	813
Interest Only STRIP			Series 2017-4707 Class AI
5.788% due 02/15/41 (Ê)	1,621	240	Interest Only STRIP
Series 2013-4182 Class PI			4.000% due 07/15/47	842	146
Interest Only STRIP			Series 2017-4731 Class QS
3.000% due 12/15/41	2,788	183	Interest Only STRIP
			4.613% due 11/15/47 (Ê)	2,586	445

See accompanying notes which are an integral part of this quarterly report.

418 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-4749 Class IP			Series 2011-137 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/47	7,623	1,208	4.000% due 01/20/41	1,409	177
Series 2018-4760 Class IG			Series 2011-156 Class SK
Interest Only STRIP			Interest Only STRIP
5.000% due 02/15/48	1,638	322	6.068% due 04/20/38 (Ê)	2,388	393
Series 2018-4801 Class IG			Series 2011-H15 Class AI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/15/48	9,865	1,761	1.570% due 06/20/61 (~)(Ê)	720	37
Freddie Mac Strips			Series 2012-103 Class CI
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			3.500% due 08/16/42	3,630	737
6.000% due 06/15/39	830	196	Series 2012-129 Class IO
Ginnie Mae			Interest Only STRIP
Series 2010-3 Class MS			4.500% due 11/16/42	1,113	236
Interest Only STRIP			Series 2012-136 Class BI
6.018% due 11/20/38 (Ê)	65	2	Interest Only STRIP
Series 2011-17 Class S			3.500% due 11/20/42	4,276	752
Interest Only STRIP			Series 2012-140 Class IC
5.072% due 02/20/41 (Ê)	5,023	698	Interest Only STRIP
Series 2013-H24 Class AI			3.500% due 11/20/42	1,830	319
Interest Only STRIP			Series 2012-H06 Class AI
1.472% due 09/20/63 (~)(Ê)	2,193	93	Interest Only STRIP
Ginnie Mae II			1.361% due 01/20/62 (~)(Ê)	8,426	357
30 Year TBA(Ï)			Series 2012-H10 Class AI
4.500%	2,000	2,076	Interest Only STRIP
Ginnie Mae REMICS			1.219% due 12/20/61 (~)(Ê)	10,394	379
Class AI			Series 2012-H10 Class SI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/39	5,239	345	1.364% due 12/20/61 (~)(Ê)	5,807	410
Class IA			Series 2012-H18 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/16/43	1,502	209	1.489% due 08/20/62 (~)(Ê)	27,047	1,086
Series 2009-121 Class CI			Series 2012-H23 Class WI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/16/39	3,980	907	1.568% due 10/20/62 (~)(Ê)	3,756	170
Series 2009-121 Class DI			Series 2012-H31 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/16/39	2,332	456	2.059% due 12/20/62 (~)(Ê)	17,639	1,247
Series 2010-35 Class QI			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/40	7,779	1,467	3.000% due 09/20/37	1,367	112
Series 2010-35 Class UI			Series 2013-67 Class IP
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/40	7,172	1,545	4.000% due 04/16/43	4,366	869
Series 2010-62 Class SD			Series 2013-76 Class IO
Interest Only STRIP			Interest Only STRIP
5.512% due 05/20/40 (Ê)	34	5	3.500% due 05/20/43	1,404	222
Series 2010-134 Class ES			Series 2013-79 Class PI
Interest Only STRIP			Interest Only STRIP
5.022% due 11/20/39 (Ê)	2,200	154	3.500% due 04/20/43	1,372	199
Series 2010-167 Class SG			Series 2013-82 Class TI
Interest Only STRIP			Interest Only STRIP
5.237% due 08/16/38 (Ê)	4,155	165	3.500% due 05/20/43	7,190	1,190
Series 2010-H19 Class BI			Series 2013-152 Class SG
Interest Only STRIP			Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)	3,583	218	3.849% due 06/20/43 (Ê)	7,733	1,095
Series 2010-H22 Class CI			Series 2013-H08 Class BI
Interest Only STRIP			Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)	3,417	163	1.715% due 03/20/63 (~)(Ê)	11,535	720
Series 2011-22 Class PS			Series 2013-H14 Class XI
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	2,335	167	1.650% due 03/20/63 (~)(Ê)	2,080	101
Series 2011-135 Class DI			Series 2014-41 Class SA
Interest Only STRIP			Interest Only STRIP
5.000% due 04/16/40	3,909	934	3.597% due 03/20/44 (Ê)	12,426	2,021

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 419

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-58 Class SA			Series 2015-165 Class IC
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	363	50	3.500% due 07/16/41	3,956	408
Series 2014-98 Class AI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,643	152	4.500% due 04/16/45	1,023	237
Series 2014-116 Class IL			Series 2015-187 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	1,503	266	4.000% due 03/20/45	2,661	480
Series 2014-137 Class ID			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
5.500% due 09/16/44	1,809	397	2.091% due 12/20/64 (~)(Ê)	1,208	110
Series 2014-139 Class NI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	4,130	292	1.684% due 03/20/65 (~)(Ê)(Š)	617	47
Series 2014-184 Class DI			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
5.500% due 12/16/44	5,535	1,347	1.797% due 04/20/65 (~)(Ê)	1,541	141
Series 2014-H09 Class AI			Series 2015-H13 Class AI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	5,638	263	2.194% due 06/20/65 (~)(Ê)(Š)	2,782	253
Series 2014-H13 Class BI			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	7,896	416	1.936% due 06/20/65 (~)(Ê)	1,106	105
Series 2014-H18 Class CI			Series 2015-H18 Class IA
Interest Only STRIP			Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)(Š)	4,923	405	1.816% due 06/20/65 (~)(Ê)	2,945	195
Series 2014-H22 Class DI			Series 2015-H22 Class HI
Interest Only STRIP			Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)	2,942	246	2.033% due 08/20/65 (~)(Ê)	671	65
Series 2014-H24 Class BI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)	13,898	1,169	1.604% due 08/20/65 (~)(Ê)(Š)	2,031	90
Series 2014-H25 Class BI			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)	2,202	173	1.614% due 09/20/65 (~)(Ê)(Š)	1,455	111
Series 2015-20 Class PI			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/45	4,033	734	1.780% due 10/20/65 (~)(Ê)	826	74
Series 2015-24 Class AI			Series 2015-H29 Class HI
Interest Only STRIP			Interest Only STRIP
3.500% due 12/20/37	1,583	181	2.094% due 09/20/65 (~)(Ê)	701	59
Series 2015-25 Class PI			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/45	3,498	521	5.000% due 02/20/46	390	82
Series 2015-69 Class IO			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 05/20/45	3,070	638	4.000% due 09/20/45	528	80
Series 2015-106 Class CI			Series 2016-49 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,464	250	4.500% due 11/16/45	1,944	423
Series 2015-111 Class IJ			Series 2016-75 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	10,427	1,678	3.500% due 08/20/45	6,505	1,078
Series 2015-124 Class DI			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/38	33	3	5.574% due 10/20/45 (Ê)	1,245	200
Series 2015-131 Class MI			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/45	2,907	443	5.157% due 03/20/43 (Ê)	1,504	178
Series 2015-134 Class LI			Series 2016-79 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	2,144	181	3.500% due 06/20/46	2,761	422
Series 2015-162 Class BI			Series 2016-111 Class IP
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,643	381	3.500% due 08/20/46	5,544	641

See accompanying notes which are an integral part of this quarterly report.

420 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-123 Class LI			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	5,245	632	4.000% due 09/20/44	1,478	159
Series 2016-134 Class MI			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	1,930	184	5.000% due 02/20/40	2,829	446
Series 2016-150 Class I			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	684	135	6.500% due 02/20/47	4,806	1,127
Series 2016-167 Class SB			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
5.219% due 04/20/38 (Ê)	698	15	5.000% due 03/16/47	2,079	460
Series 2016-H01 Class AI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)	17,944	1,697	4.500% due 08/20/41	4,697	942
Series 2016-H04 Class KI			Series 2017-45 Class IM
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	1,102	82	4.000% due 10/20/44	668	86
Series 2016-H06 Class AI			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	2,265	200	5.500% due 04/20/47	2,819	612
Series 2016-H08 Class AI			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
1.850% due 08/20/65 (~)(Ê)	6,544	462	4.000% due 06/20/45	1,227	220
Series 2016-H13 Class EI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)(Š)	10,251	1,064	4.000% due 08/20/44	7,483	955
Series 2016-H13 Class MI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
1.651% due 06/20/66 (~)(Ê)	8,396	304	4.000% due 08/20/44	726	118
Series 2016-H16 Class DI			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	25,987	2,928	5.500% due 05/20/47	3,769	843
Series 2016-H20 Class NI			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)	16,694	1,754	4.000% due 01/20/47	490	81
Series 2016-H21 Class AI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
2.265% due 09/20/66 (~)(Ê)	12,808	1,459	4.000% due 03/20/46	2,531	386
Series 2016-H22 Class AI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
2.463% due 10/20/66 (~)(Ê)	7,699	917	5.500% due 07/16/47	5,673	1,487
Series 2016-H22 Class IO			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	6,510	606	3.500% due 10/20/46	7,695	989
Series 2016-H24 Class AI			Series 2017-123 Class IO
Interest Only STRIP			Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)(Š)	7,983	941	5.000% due 08/16/47	2,971	768
Series 2016-H24 Class DI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)	2,798	392	4.000% due 08/20/46	4,021	629
Series 2016-H24 Class KI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
2.976% due 11/20/66 (~)(Ê)	1,846	258	4.000% due 08/20/47	603	106
Series 2016-H25 Class GI			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
1.511% due 11/20/66 (~)(Ê)	5,227	278	3.500% due 01/20/47	1,226	163
Series 2016-H27 Class BI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	12,159	1,530	4.500% due 09/20/47	632	127
Series 2017-6 Class DI			Series 2017-132 Class ID
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	6,108	643	3.500% due 12/20/43	2,226	215
Series 2017-17 Class DI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	891	107	3.500% due 09/20/47	1,555	236

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 421

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-136 Class IG			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/44	9,968	1,003	1.565% due 02/20/67 (~)(Ê)	5,066	403
Series 2017-139 Class IG			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	4,384	665	2.377% due 02/20/67 (~)(Ê)	2,564	413
Series 2017-141 Class ID			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	6,054	868	2.236% due 02/20/67 (~)(Ê)	1,065	137
Series 2017-162 Class QI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/47	4,307	965	2.147% due 03/20/67 (~)(Ê)	6,731	775
Series 2017-164 Class IG			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/44	7,305	705	1.695% due 03/20/67 (~)(Ê)	5,718	544
Series 2017-165 Class IM			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/47	1,106	190	1.774% due 04/20/67 (~)(Ê)	5,362	545
Series 2017-174 Class IA			Series 2017-H11 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	2,902	367	1.848% due 05/20/67 (~)(Ê)	995	144
Series 2017-176 Class BI			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/45	5,147	663	2.094% due 06/20/67 (~)(Ê)(Š)	12,609	1,419
Series 2017-179 Class WI			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/47	762	162	2.140% due 06/20/67 (~)(Ê)	453	69
Series 2017-H01 Class AI			Series 2017-H14 Class LI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	12,518	1,342	2.354% due 06/20/67 (~)(Ê)(Š)	4,978	572
Series 2017-H02 Class BI			Series 2017-H15 Class CI
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)	667	88	1.637% due 06/20/67 (~)(Ê)	6,561	494
Series 2017-H02 Class HI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)	18,125	2,154	1.637% due 08/20/67 (~)(Ê)	10,040	1,061
Series 2017-H03 Class AI			Series 2017-H16 Class FI
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	9,474	1,092	2.290% due 08/20/67 (~)(Ê)(Š)	13,156	1,489
Series 2017-H03 Class CI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)	20,523	2,342	1.632% due 08/20/67 (~)(Ê)	728	69
Series 2017-H03 Class DI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	2,633	360	1.800% due 08/20/67 (~)(Ê)	3,106	316
Series 2017-H03 Class EI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	1,891	277	2.203% due 09/20/67 (~)(Ê)	570	88
Series 2017-H04 Class AI			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	12,147	1,524	2.182% due 09/20/67 (~)(Ê)	12,840	1,834
Series 2017-H04 Class BI			Series 2017-H18 Class IO
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,322	959	2.436% due 08/20/67 (~)(Ê)(Š)	7,535	853
Series 2017-H05 Class AI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)	10,054	1,257	2.007% due 04/20/67 (~)(Ê)	8,957	980
Series 2017-H05 Class CI			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
2.495% due 02/20/67 (~)(Ê)	2,762	351	2.121% due 10/20/67 (~)(Ê)	8,721	1,199
Series 2017-H06 Class BI			Series 2017-H20 Class DI
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	6,411	753	2.119% due 10/20/67 (~)(Ê)	5,682	798
Series 2017-H06 Class DI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)	5,614	475	2.067% due 10/20/67 (~)(Ê)	3,376	486

See accompanying notes which are an integral part of this quarterly report.

422 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H21 Class DI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.629% due 10/20/67 (~)(Ê)	21,015	1,826	2.086% due 01/20/68 (~)(Ê)	5,109	713
Series 2017-H22 Class DI			Series 2018-H01 Class CI
Interest Only STRIP			Interest Only STRIP
2.111% due 11/20/67 (~)(Ê)	8,054	1,106	1.652% due 01/20/68 (~)(Ê)	4,114	410
Series 2017-H22 Class EI			Series 2018-H01 Class KI
Interest Only STRIP			Interest Only STRIP
2.220% due 10/20/67 (~)(Ê)	4,666	539	1.711% due 01/20/68 (~)(Ê)	8,134	889
Series 2017-H22 Class GI			Series 2018-H01 Class XI
Interest Only STRIP			Interest Only STRIP
2.032% due 10/20/67 (~)(Ê)	8,327	1,155	2.080% due 01/20/68 (~)(Ê)	5,911	914
Series 2017-H22 Class KI			Series 2018-H02 Class AI
Interest Only STRIP			Interest Only STRIP
2.042% due 11/20/67 (~)(Ê)	2,968	405	1.810% due 01/20/68 (~)(Ê)	3,960	559
Series 2017-H23 Class KI			Series 2018-H02 Class KI
Interest Only STRIP			Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)	15,520	1,235	1.764% due 02/20/68 (~)(Ê)	7,483	726
Series 2017-H25 Class IO			Series 2018-H03 Class XI
Interest Only STRIP			Interest Only STRIP
1.816% due 11/20/67 (~)(Ê)(Š)	4,219	476	2.028% due 02/20/68 (~)(Ê)	4,665	614
Series 2018-18 Class HS			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
1.667% due 02/20/48 (Ê)	18,852	727	1.778% due 02/20/68 (~)(Ê)	6,638	537
Series 2018-21 Class IN			Series 2018-H04 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/48	4,866	1,039	1.731% due 02/20/68 (~)(Ê)	2,886	416
Series 2018-33 Class IO			Series 2018-H05 Class ID
Interest Only STRIP			Interest Only STRIP
4.000% due 02/20/48	3,326	662	1.865% due 03/20/68 (~)(Ê)	3,297	465
Series 2018-67 Class SC			Series 2018-H05 Class IE
Interest Only STRIP			Interest Only STRIP
4.116% due 05/20/48 (Ê)	3,780	529	1.944% due 02/20/68 (~)(Ê)	6,125	859
Series 2018-77 Class IO			Series 2018-H06 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/48	3,670	728	1.685% due 04/20/68 (~)(Ê)	4,316	380
Series 2018-89 Class LS			Series 2018-H06 Class KI
Interest Only STRIP			Interest Only STRIP
4.154% due 06/20/48 (Ê)	5,577	754	1.608% due 04/20/68 (~)(Ê)	3,711	506
Series 2018-91 Class SJ			Series 2018-H08 Class AI
Interest Only STRIP			Interest Only STRIP
4.173% due 07/20/48 (Ê)	46	6	1.725% due 03/20/68 (~)(Ê)	21,461	1,130
Series 2018-100 Class S			Series 2018-H08 Class FI
Interest Only STRIP			Interest Only STRIP
3.697% due 07/20/48 (Ê)	12,148	1,730	1.478% due 06/20/68 (~)(Ê)	10,788	1,170
Series 2018-104 Class SD			Series 2018-H08 Class IO
Interest Only STRIP			Interest Only STRIP
3.697% due 08/20/48 (Ê)	9,695	1,365	1.822% due 06/20/68 (~)(Ê)	16,171	1,409
Series 2018-105 Class SG			Series 2018-H09 Class EI
Interest Only STRIP			Interest Only STRIP
4.150% due 08/20/48 (Ê)	4,418	664	1.680% due 06/20/68 (~)(Ê)	11,713	1,612
Series 2018-121 Class SQ			Series 2018-H11 Class BI
Interest Only STRIP			Interest Only STRIP
3.697% due 09/20/48 (Ê)	13,662	1,890	1.560% due 06/20/68 (~)(Ê)	6,541	815
Series 2018-127 Class IA			Series 2018-H11 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	6,743	678	1.656% due 07/20/68 (~)(Ê)	13,423	1,741
Series 2018-127 Class IB			Series 2018-H13 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	2,761	343	1.680% due 08/20/68 (~)(Ê)	6,023	734
Series 2018-127 Class IC			Series 2018-H13 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/44	969	200	2.027% due 08/20/68 (~)(Ê)	5,253	636
Series 2018-127 Class ID			Series 2018-H13 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	11,150	1,572	2.184% due 08/20/68 (~)(Ê)	12,640	1,618

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 423

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$			or Shares	$
ML-CFC Commercial Mortgage Trust				Series 94
Series 2006-4 Class C				0.950% due 05/15/30	CZK	21,940	875
5.324% due 12/12/49 (~)(Ê)		277	269	Series 97
Morgan Stanley Bank of America Merrill				0.450% due 10/25/23	CZK	54,820	2,307
Lynch Trust				DBS Group Holdings, Ltd.
Series 2013-C12 Class E				Series GMTN
4.764% due 10/15/46 (~)(Ê)(Þ)		818	726	1.500% due 04/11/28 (~)(Ê)	EUR	415	471
Morgan Stanley Capital I Trust				Electricite de France SA
Series 2011-C3 Class G				6.000% due 12/29/49 (~)(Ê)(ƒ)	GBP	400	527
5.188% due 07/15/49 (~)(Ê)(Þ)		338	309	4.000% due 12/31/99 (~)(Ê)(ƒ)	EUR	100	114
Series 2012-C4 Class E				Galp Energia SGPS SA
5.421% due 03/15/45 (~)(Ê)(Þ)		563	471	1.000% due 02/15/23	EUR	600	668
UBS-Barclays Commercial Mortgage				Gazprom OAO Via Gaz Capital SA
Trust				4.250% due 04/06/24	GBP	200	265
Series 2013-C6 Class E				Global Switch Holdings, Ltd.
3.500% due 04/10/46		220	163	2.250% due 05/31/27	EUR	1,040	1,163
WFRBS Commercial Mortgage Trust				Governor and Company of the Bank of
Series 2011-C4 Class E				Ireland
5.248% due 06/15/44 (~)(Ê)(Þ)		78	76	7.375% due 12/29/49 (~)(Ê)	EUR	200	243
			390,054	Groupama SA
Non-US Bonds - 3.6%				6.375% due 05/29/49 (~)(Ê)(ƒ)	EUR	300	378
ADO Properties SA				Heathrow Funding, Ltd.
Series 1-15				6.750% due 12/03/26	GBP	850	1,453
1.500% due 07/26/24	EUR	800	875	HSBC Holdings PLC
Akelius Residential Property AB				5.750% due 12/20/27	GBP	240	372
1.750% due 02/07/25	EUR	690	771	HT1 Funding GmbH
Allergan Funding SCS				1.819% due 07/29/49 (~)(Ê)(ƒ)	EUR	160	155
2.625% due 11/15/28	EUR	166	194	Indonesia Treasury Bond
America Movil SAB de CV				Series FR56
1.500% due 03/10/24	EUR	930	1,090	8.375% due 09/15/26	IDR	44,421,000	3,198
Ardagh Packaging Finance PLC /				Series FR72
Ardagh Holdings USA, Inc.				8.250% due 05/15/36	IDR	41,348,000	2,899
Series REGS				International Game Technology PLC
4.750% due 07/15/27	GBP	640	761	4.125% due 02/15/20	EUR	250	294
Argentine Republic Government				LKQ European Holdings BV
International Bond				Series REGS
18.200% due 10/03/21	ARS	16,164	381	3.625% due 04/01/26	EUR	172	194
Bank of Ireland				Mexican Bonos
7.375% due 12/29/49 (~)(Ê)(ƒ)	EUR	200	243	Series M 20
Bankia SA				7.500% due 06/03/27	MXN	50,285	2,481
6.000% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	224	Series M
BAWAG Group AG				5.750% due 03/05/26	MXN	57,400	2,583
5.000% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	212	7.750% due 05/29/31	MXN	36,782	1,798
BHP Billiton Finance, Ltd.				Mitsubishi UFJ Investor Services &
6.500% due 10/22/77 (Ê)	GBP	760	1,112	Banking SA
BPPE Holdings SARL				Series PRX
2.200% due 07/24/25	EUR	635	721	4.184% due 12/15/50 (~)(Ê)	EUR	100	60
Brazil Notas do Tesouro Nacional				Pension Insurance Corp. PLC
Series NTNF				Series GBP
10.000% due 01/01/21	BRL	560	163	5.625% due 09/20/30	GBP	224	289
10.000% due 01/01/25	BRL	6,693	1,967	Peruvian Government International Bond
10.000% due 01/01/27	BRL	4,796	1,411	Series REGS
Caixa Geral de Depositos SA				6.350% due 08/12/28	PEN	5,435	1,722
10.750% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	258	6.900% due 08/12/37	PEN	2,230	719
Chile Bonos de la Tesoreria				Petrobras Global Finance BV
4.500% due 03/01/26	CLP	1,545,000	2,453	4.750% due 01/14/25	EUR	100	125
Colombian TES				Petroleos Mexicanos
Series B				2.750% due 04/21/27	EUR	450	440
10.000% due 07/24/24	COP	4,744,100	1,796	Phoenix Group Holdings
Colombian Titulos de Tesoreria				5.750% due 12/31/99 (~)(Ê)(ƒ)	GBP	400	428
Series B				Prologis International Funding II SA
7.000% due 05/04/22	COP	7,772,700	2,611	2.375% due 11/14/30	EUR	470	556
Crown European Holdings SA				Republic of Colombia Government Bond
Series REGS				Series B
2.875% due 02/01/26	EUR	600	686	7.750% due 09/18/30	COP	5,137,700	1,765
Czech Republic Government Bond				Republic of Turkey Government Bond

See accompanying notes which are an integral part of this quarterly report.

424 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
		Amount ($)	Value		Amount ($)	Value
		or Shares	$		or Shares	$
11.000% due 02/24/27	TRY	15,858	2,639	United States Treasury Notes
Romania Government International Bond				4.750% due 02/15/37	440	564
Series 10Y
5.850% due 04/26/23	RON	5,100	1,291	Total Long-Term Investments
Series 15YR				(cost $676,093)		668,822
5.800% due 07/26/27	RON	1,400	360	Common Stocks - 60.0%
Rothesay Life PLC				Consumer Discretionary - 6.7%
6.875% due 12/31/99 (~)(Ê)(ƒ)	GBP	200	246	adidas AG - ADR	20,104	2,393
Russian Federal Bond - OFZ				AdStar, Inc. (Æ)	76,419	3,312
Series 6212				Aisin Seiki Co. , Ltd.	25,300	997
7.050% due 01/19/28	RUB	301,504	4,341	Amazon. com, Inc. (Æ)	9,658	16,599
Scentre Group Trust 1 / Scentre Group				Brunswick Corp.	49,669	2,499
Trust 2				Century Communities, Inc. (Æ)	166,997	3,918
Series EMTn				Costco Wholesale Corp.	4,222	906
1.750% due 04/11/28	EUR	590	680	Del Taco Restaurants, Inc. (Æ)	116,791	1,213
Solvay Finance SA				Dick's Sporting Goods, Inc.	14,944	528
4.199% due 05/29/49 (~)(Ê)(ƒ)	EUR	780	902	Dollar General Corp.	9,016	1,041
Solvay SA				Dollarama, Inc.	67,539	1,818
4.250% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	236	Dongfeng Motor Group Co. , Ltd. Class H	5,426,000	5,731
South Africa Government International				E-MART, Inc.	9,390	1,622
Bond				Embraer SA	182,535	968
Series 2030
8.000% due 01/31/30	ZAR	42,991	2,998	Estacio Participacoes SA	207,897	1,773
Series 2037				Foot Locker, Inc.	8,736	488
8.500% due 01/31/37	ZAR	58,700	4,028	G4S PLC	3,788,111	9,725
State Grid Overseas Investment, Ltd.				Garmin, Ltd.	7,677	531
Series REGS				General Motors Co.	209,829	8,186
1.250% due 05/19/22	EUR	835	969	Graham Holdings Co. Class B	753	501
TDF Infrastructure SAS				Hankook Tire Co. , Ltd.	22,923	863
2.875% due 10/19/22	EUR	400	471	Home Depot, Inc. (The)	651	119
Telecom Italia Finance SA				Honda Motor Co. , Ltd.	196,700	5,871
7.750% due 01/24/33	EUR	70	96	Hyundai Motor Co.	15,086	1,757
Telecom Italia SpA				Interpublic Group of Cos. , Inc. (The)	23,197	528
1.125% due 03/26/22	EUR	100	106	Koito Manufacturing Co. , Ltd.	205,800	12,349
Telenet Finance Luxembourg Notes Sarl				Largan Precision Co. , Ltd.	11,000	1,389
Series REGS				LGI Homes, Inc. (Æ)(Ñ)	27,884	1,654
3.500% due 03/01/28	EUR	500	565	Libbey, Inc.	254,180	1,276
Tesco Corporate Treasury Services PLC				Lowe's Cos. , Inc.	66,132	6,359
2.500% due 07/01/24	EUR	415	492	Maruzen CHI Holdings Co. , Ltd.	3,100	9
Thailand Government Bond				Mazda Motor Corp.	196,700	2,168
2.550% due 06/26/20	THB	105,830	3,422	McDonald's Corp.	4,400	787
2.000% due 12/17/22	THB	8,340	267	Megacable Holdings SAB de CV	207,322	932
3.625% due 06/16/23	THB	111,940	3,819	Murata Manufacturing Co. , Ltd.	14,400	2,040
Turkey Government International Bond				Nike, Inc. Class B	39,836	3,262
12.400% due 03/08/28	TRY	713	128	Nissan Motor Co. , Ltd.	565,100	4,810
Ubisoft Entertainment SA				NOK Corp.	191,500	3,086
1.289% due 01/30/23	EUR	500	568	Panasonic Corp.	77,700	759
UPCB Finance VII, Ltd.				Peugeot SA	35,267	890
Series REGS				Sumitomo Electric Industries, Ltd.	439,100	6,239
3.625% due 06/15/29	EUR	500	551	Teleperformance - GDR	3,062	527
Virgin Media Secured Finance PLC				Tempur Sealy International, Inc. (Æ)(Ñ)	73,130	3,877
Series REGS				TJX Cos. , Inc.	18,473	919
11.000% due 01/15/21 (~)(Ê)	GBP	100	147	Tower International, Inc.	137,300	3,994
5.000% due 04/15/27	GBP	470	598	Tribune Media Co. Class A	7,693	353
				Ulta Salon Cosmetics & Fragrance, Inc.
Volkswagen Leasing GmbH					6,643	1,939
				(Æ)
1.125% due 04/04/24	EUR	440	489	VF Corp.	6,751	568
Western Power Distribution PLC				Wal-Mart Stores, Inc.	3,408	327
3.625% due 11/06/23	GBP	410	560	Walt Disney Co. (The)	26,472	2,952
Wind Tre SpA				Weichai Power Co. , Ltd. Class H	753,000	1,007
Series REGS				Williams-Sonoma, Inc. (Ñ)	9,493	517
2.625% due 01/20/23	EUR	153	158	Yageo Corp.	92,000	999
Ziggo Secured Finance BV				Yamada Denki Co. , Ltd.	543,200	2,674
Series REGS				Zalando SE(Æ)(Þ)	90,011	2,746
4.250% due 01/15/27	EUR	470	544
			78,142			145,295
United States Government Treasuries - 0.0%

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 425

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Consumer Staples - 1.4%			Total SA	16,547	908
Archer-Daniels-Midland Co.	16,192	727	Tupras Turkiye Petrol Rafinerileri AS	55,393	1,490
Astarta Holding NV(Æ)	35,714	233	Williams Cos. , Inc. (The)	74,480	2,006
BrasilAgro - Co. Brasileira de	48,323	213	YPF SA - ADR	90,447	1,479
Propriedades Agricolas					58,613
Church & Dwight Co. , Inc.	1,951	126

Coca-Cola Co. (The)	25,010	1,204	Financial Services - 15.8%
ConAgra Foods, Inc.	160,901	3,482	Activia Properties, Inc. (ö)	354	1,533
Constellation Brands, Inc. Class A	8,475	1,472	ADO Properties SA(Þ)	12,032	721
Cott Corp.	127,696	1,938	Aedifica(ö)	3,247	312
CVS Health Corp.	11,967	784	Aegon NV	118,421	609
Farmer Brothers Co. (Æ)	76,429	1,880	Aflac, Inc.	13,237	631
Golden Agri-Resources, Ltd.	16,911,400	3,209	Agree Realty Corp. (ö)	8,262	546
Japan Tobacco, Inc.	172,800	4,364	Agricultural Bank of China, Ltd. Class H	5,471,000	2,598
Kernel Holding SA	28,054	385	Aldar Properties PJSC	1,639,137	711
Lenta, Ltd. - GDR(Æ)	490,885	1,624	Alleghany Corp.	184	116
Post Holdings, Inc. (Æ)	34,707	3,222	Allied Properties Real Estate Investment
Procter & Gamble Co. (The)	15,881	1,532		39,830	1,431
			Trust(ö)
Shanghai Pharmaceuticals Holding Co.,	523,200	1,115	alstria office AG(ö)	27,935	420
Ltd. Class H			American Express Co.	19,233	1,975
Swedish Match AB	12,247	549	American International Group, Inc.	147,034	6,356
Walgreens Boots Alliance, Inc.	8,705	629	American Tower Corp. (ö)	20,312	3,511
WH Group, Ltd. (Þ)	2,173,500	1,896	Americold Realty Trust(Ñ)(ö)	30,669	899
		30,584	Apartment Investment & Management	28,766	1,424
			Co. Class A(ö)
Energy - 2.7%			Assura PLC(ö)	1,065,720	836
Algonquin Power & Utilities Corp.	26,837	296	Assured Guaranty, Ltd.	9,881	401
BP PLC	125,455	855	Banco Macro SA - ADR	8,489	491
Cabot Oil & Gas Corp.	57,982	1,447	Bank of China, Ltd. Class H	4,078,000	1,897
Chevron Corp.	2,360	271	Bank of Georgia Group PLC	8,195	165
Cloud Peak Energy, Inc. (Æ)	167,303	62	Bank of Montreal(Ñ)	7,294	534
ConocoPhillips	7,763	525	BB Seguridade Participacoes SA	265,901	2,264
Crescent Point Energy Corp.	314,898	939	Berkshire Hathaway, Inc. Class B(Æ)	6,129	1,260
Denison Mines Corp. (Æ)	811,775	408	Big Yellow Group PLC(ö)	50,420	634
Enerflex, Ltd.	49,432	653	Blackstone Group, LP (The)	116,065	3,911
ENI SpA - ADR	48,689	825	Boardwalk Real Estate Investment	46,886	1,432
EOG Resources, Inc.	12,248	1,215	Trust(Ñ)(ö)
Exxon Mobil Corp.	18,970	1,390	BOC Aviation, Ltd. (Þ)	237,000	2,024
Fission Uranium Corp. (Æ)	1,821,175	776	British Land Co. PLC (The)(ö)	119,753	901
Galp Energia SGPS SA Class B	24,492	382	Brown & Brown, Inc.	4,254	116
Gazprom PJSC	1,952,453	4,857	CA Immobilien Anlagen AG	12,190	436
Gulfport Energy Corp. (Æ)	210,818	1,769	CaixaBank SA	131,623	497
Imperial Oil, Ltd.	5,966	169	Canadian Imperial Bank of Commerce	6,337	537
Joban Kosan Co. , Ltd.	300	4	CapitaLand, Ltd.	181,200	448
Kinder Morgan, Inc.	195,012	3,530	Castellum AB	55,549	1,053
Lukoil PJSC - ADR	49,929	4,008	Catena AB	20,140	543
McDermott International, Inc. (Æ)(Ñ)	288,643	2,546	Central Pacific Financial Corp.	77,809	2,228
Neste OYJ	4,460	409	Charles Schwab Corp. (The)	56,548	2,645
Occidental Petroleum Corp.	132,352	8,838	Charter Hall Group - ADR(ö)	197,645	1,183
Oil Refineries, Ltd. (Æ)	865,975	422	Chimera Investment Corp. (ö)	27,132	516
Parkland Fuel Corp.	8,943	256	China CITIC Bank Corp. , Ltd. Class H	4,271,000	2,782
Pason Systems, Inc.	21,800	343	China Construction Bank Corp. Class H	2,380,000	2,150
PBF Energy, Inc. Class A	14,407	528	China Everbright, Ltd.	424,000	805
PetroChina Co. , Ltd. Class H	2,548,000	1,639	China Overseas Land & Investment, Ltd.	172,000	647
Petrofac, Ltd.	74,239	535	China Resources Land, Ltd.	256,000	996
Phillips 66	6,471	617	Cincinnati Financial Corp.	1,291	105
Plains All American Pipeline, LP	24,721	563	Citigroup, Inc.	281,630	18,154
Range Resources Corp. (Ñ)	331,989	3,662	CK Asset Holdings, Ltd.	328,500	2,788
Royal Dutch Shell PLC Class A	26,514	822	Close Brothers Group PLC	6,452	126
Sasol, Ltd. - ADR	40,839	1,236	CME Group, Inc. Class A	16,472	3,003
SBM Offshore NV	12,204	201	Commerce Bancshares, Inc.	9,565	572
S-Oil Corp.	8,113	765	Cowen Group, Inc. Class A(Æ)	79,702	1,289
Statoil ASA Class N	24,866	567	Credit Agricole SA	44,099	504
Suncor Energy, Inc.	10,163	328	Credit Saison Co. , Ltd.	158,600	2,083
Superior Energy Services, Inc. (Æ)	487,089	1,905	Crown Castle International Corp. (ö)	18,402	2,154
Tatneft PJSC - ADR	29,511	2,167	Cullen/Frost Bankers, Inc.	5,335	519

See accompanying notes which are an integral part of this quarterly report.

426 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CyrusOne, Inc. (ö)	14,739	799	Morgan Stanley	77,069	3,260
Dah Sing Banking Group, Ltd.	124,800	243	Moscow Exchange MICEX-RTS PJSC	787,949	1,120
Dai-ichi Life Holdings, Inc.	190,200	3,074	MS&AD Insurance Group Holdings, Inc.	28,300	840
Daiwa Securities Group, Inc.	455,000	2,272	Nasdaq, Inc.	6,752	594
Deutsche Wohnen SE	51,034	2,547	National Bank Holdings Corp. Class A	60,198	1,924
Digital Realty Trust, Inc. (ö)	18,040	1,954	New Residential Investment Corp. (ö)	32,673	555
Dundee Corp. Class A(Æ)(Ñ)	82,535	76	New World Development Co. , Ltd.	834,000	1,308
Edenred	14,365	583	NewStar Financial, Inc. (Æ)(Š)	19,324	5
Emlak Konut Gayrimenkul Yatirim	1,429,602	438	NexPoint Residential Trust, Inc. (ö)	68,896	2,577
Ortakligi AS(ö)			Nippon Building Fund, Inc. (ö)	237	1,532
Empire State Realty Trust, Inc. Class	28,592	442	Nippon Prologis REIT, Inc. (Æ)(ö)	632	1,379
A(ö)			Nomura Holdings, Inc.	887,000	3,604
Entra ASA(Þ)	52,889	766	Old Republic International Corp.	26,270	529
Equinix, Inc. (Æ)(ö)	6,888	2,714	Oritani Financial Corp.	24,708	417
Equity LifeStyle Properties, Inc. Class	12,496	1,323	Orix JREIT, Inc. (ö)	1,111	1,941
A(ö)			Oversea-Chinese Banking Corp. , Ltd.	74,500	638
Erste Group Bank AG	14,643	510	Park Hotels & Resorts, Inc. (ö)	31,360	943
Essex Property Trust, Inc. (ö)	10,541	2,859	PAX Global Technology, Ltd.	2,177,000	958
Etalon Group, Ltd. - GDR	874,456	1,792	PayPal Holdings, Inc. (Æ)	148,998	13,225
Extra Space Storage, Inc. (ö)	19,754	1,948	Pebblebrook Hotel Trust(Ñ)(ö)	25,324	812
FactSet Research Systems, Inc.	1,396	305	Penns Woods Bancorp, Inc.	120	4
First Foundation, Inc.	261,429	3,799	PICC Property & Casualty Co. , Ltd.
Fonciere Des Regions(ö)	9,770	1,000	Class H	2,439,000	2,536
Fubon Financial Holding Co. , Ltd.	398,000	584	Ping An Insurance Group Co. of China,
Gecina SA(ö)	5,797	852	Ltd. Class H	319,500	3,122
Goodman Group(ö)	123,113	1,045	PNC Financial Services Group, Inc.
GPT Group (The)(ö)	535,520	2,259	(The)	3,396	417
Grupo Financiero Galicia SA - ADR(Ñ)	14,794	540	Popular, Inc.	96,977	5,296
Haitong Securities Co. , Ltd. Class H	461,600	527	Poste Italiane SpA(Þ)	60,769	523
Hana Financial Group, Inc.	90,154	3,250	Prologis, Inc. (ö)	61,341	4,242
Hang Lung Properties, Ltd. - ADR	416,000	907	Raiffeisen Bank International AG	17,994	476
Hang Seng Bank, Ltd.	10,800	249	Real Estate Credit Investments, Ltd.	63,999	143
HomeStreet, Inc. (Æ)	188,897	4,622	Realty Income Corp. (ö)	30,327	2,083
Hopewell Holdings, Ltd.	35,000	161	Regency Centers Corp. (ö)	24,053	1,563
ICICI Bank, Ltd.	758,994	3,891	Reinsurance Group of America, Inc.	3,463	500
Immofinanz AG(Æ)	28,299	749	Class A
Industrial Bank Co. , Ltd. Class A	767,200	1,892	Royal Bank of Canada - GDR	10,771	820
Industrial Logistics Properties Trust(ö)	136,459	2,933	Royal Bank of Scotland Group PLC	1,662,994	5,261
Inmobiliaria Colonial Socimi SA(ö)	105,571	1,080	Sabra Health Care REIT, Inc. (ö)	52,725	1,083
Interactive Brokers Group, Inc. Class A	116,648	5,879	Samsung Card Co. , Ltd.	19,643	589
Intercontinental Exchange, Inc.	8,020	616	SBA Communications Corp. (Æ)(ö)	15,258	2,785
Invincible Investment Corp. (ö)	1,592	692	Sberbank of Russia PJSC Class T	858,627	2,866
Invitation Homes, Inc. (ö)	76,250	1,715	Segro PLC(ö)	131,453	1,116
Jack Henry & Associates, Inc.	999	133	Shinhan Financial Group Co. , Ltd.	30,757	1,191
JPMorgan Chase & Co.	13,373	1,384	SITE Centers Corp. (ö)	27,057	354
KB Financial Group, Inc.	79,412	3,417	Skandinaviska Enskilda Banken AB	10,286	108
Kemper Corp.	49,089	3,691	Class A
Kilroy Realty Corp. (ö)	24,625	1,735	Sprott, Inc. (Ñ)	852,270	1,654
Klepierre SA - GDR(ö)	25,477	875	Starwood Property Trust, Inc. (ö)	24,404	539
Ladder Capital Corp. Class A(ö)	89,177	1,544	State Bank of India(Æ)	278,356	1,150
LEG Immobilien AG	6,240	732	Sumitomo Mitsui Financial Group, Inc.	149,300	5,551
Legal & General Group PLC	25,210	86	Sumitomo Mitsui Trust Holdings, Inc.	50,100	1,899
LIC Housing Finance, Ltd.	143,107	903	Sumitomo Realty & Development Co. ,	52,000	1,983
Life Storage, Inc. (Æ)(ö)	11,253	1,106	Ltd.
Link Real Estate Investment Trust(ö)	272,500	2,989	Sun Communities, Inc. (ö)	16,642	1,829
LondonMetric Property PLC(ö)	204,740	504	Sun Life Financial, Inc.	1,875	68
M&T Bank Corp.	1,180	194	Sunstone Hotel Investors, Inc. (ö)	46,580	666
Marsh & McLennan Cos. , Inc.	2,423	214	Swire Properties, Ltd.	382,200	1,497
MasterCard, Inc. Class A	52,555	11,096	T Rowe Price Group, Inc.	3,653	341
MBIA, Inc. (Æ)(Ñ)	420,575	4,042	Taubman Centers, Inc. (ö)	10,366	516
Mediobanca SpA	66,473	578	TD Ameritrade Holding Corp.	48,962	2,739
Merlin Properties Socimi SA(ö)	46,328	621	Times Property Holdings, Ltd.	704,000	920
MGIC Investment Corp. (Æ)	511,479	6,383	Tokyo Tatemono Co. , Ltd.	115,000	1,396
Mitsubishi Estate Co. , Ltd.	209,300	3,701	Tokyu Fudosan Holdings Corp.	89,100	486
Mitsubishi UFJ Financial Group, Inc.	799,900	4,304	Torchmark Corp.	4,940	414
Mitsui Fudosan Co. , Ltd.	40,400	979	Toronto Dominion Bank	12,983	731
			Turkiye Garanti Bankasi AS	359,318	631

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 427

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Turkiye Halk Bankasi AS	228,055	336	Protek PJSC(Æ)	140,372	186
UDR, Inc. (ö)	110,550	4,837	Quest Diagnostics, Inc.	64,497	5,634
Umpqua Holdings Corp.	5,276	93	ResMed, Inc.	4,601	438
UNITE Group PLC (The)(ö)	60,713	725	Smith & Nephew PLC	6,208	117
United Financial Bancorp, Inc.	182,156	2,698	Steris PLC	2,119	242
United Overseas Bank, Ltd.	31,600	592	Stryker Corp.	4,785	850
Uranium Participation Corp. (Æ)	644,494	2,345	Teleflex, Inc.	1,969	539
US Bancorp	14,145	724	Thermo Fisher Scientific, Inc.	3,722	914
Ventas, Inc. (ö)	24,139	1,557	UnitedHealth Group, Inc.	13,030	3,521
VEREIT, Inc. (ö)	270,981	2,190	Universal Health Services, Inc. Class B	5,178	686
VICI Properties, Inc. (ö)	56,021	1,206	Varian Medical Systems, Inc. (Æ)	312	41
Visa, Inc. Class A	17,657	2,384	West Pharmaceutical Services, Inc.	5,000	541
Vornado Realty Trust(ö)	20,101	1,405			95,759
Waterstone Financial, Inc.	4,646	73
Weingarten Realty Investors(ö)	49,438	1,418	Materials and Processing - 6.2%
Wells Fargo & Co.	210,532	10,297	Allegheny Technologies, Inc. (Æ)(Ñ)	182,466	4,998
Welltower, Inc. (ö)	56,537	4,381	Aluminum Corp. of China, Ltd. Class
WR Berkley Corp.	8,703	669	H(Æ)	2,970,000	1,107
		342,699	Anhui Conch Cement Co. , Ltd. Class H	596,000	3,225
			Antofagasta PLC	138,266	1,581
Health Care - 4.4%			Bear Creek Mining Corp. (Æ)	129,963	148
Abbott Laboratories	92,383	6,742	Cameco Corp. Class A	469,096	5,686
Agilent Technologies, Inc.	7,370	560	Carpenter Technology Corp.	98,036	4,633
Align Technology, Inc. (Æ)	4,679	1,165	CCR SA	420,363	1,715
Amgen, Inc.	5,307	993	Centerra Gold, Inc. (Æ)	749,454	3,799
AMN Healthcare Services, Inc. (Æ)	8,950	580	DowDuPont, Inc.	186,673	10,045
Anthem, Inc. (Æ)	3,330	1,009	Eastman Chemical Co.	47,410	3,822
AstraZeneca PLC	7,169	519	Formosa Chemicals & Fibre Corp.	268,000	935
Baxter International, Inc.	12,571	911	Formosa Plastics Corp.	190,000	646
Bayer AG	27,226	2,063	Gabriel Resources, Ltd. (Æ)	3,049,467	928
BeiGene, Ltd. - ADR(Æ)(Ñ)	49,054	6,352	Getlink SE	14,830	217
Biogen, Inc. (Æ)	1,528	510	Gold Fields, Ltd. - ADR	289,959	1,182
Bio-Rad Laboratories, Inc. Class A(Æ)	27,987	6,993	Grupo Cementos de Chihuahua SAB	114,140	627
Boston Scientific Corp. (Æ)	14,315	546	de CV
Bristol-Myers Squibb Co.	118,187	5,835	Haynes International, Inc.	99,559	3,266
Bruker Corp.	16,293	571	Hitachi Chemical Co. , Ltd.	176,100	2,893
Charles River Laboratories International,			Huaxin Cement Co. , Ltd. Class A	755,884	2,036
Inc. (Æ)	4,377	539	Huntsman Corp.	271,465	5,964
Chemed Corp.	1,795	535	Impala Platinum Holdings, Ltd. (Æ)	1,058,853	3,099
China Resources Pharmaceutical Group,			Ingersoll-Rand PLC	5,348	535
Ltd. (Þ)	1,111,000	1,592	International Tower Hill Mines, Ltd.		144
Chr Hansen Holding A/S	41,887	3,972	(Æ)(Ñ)	233,332
Cigna Corp.	1,230	246	Ivanhoe Mines, Ltd. Class A(Æ)	121,734	263
Coloplast A/S Class B	35,355	3,229	JFE Holdings, Inc.	117,900	2,075
Eli Lilly & Co.	8,609	1,032	KGHM Polska Miedz SA(Æ)	41,545	1,051
Encompass Health Corp. (Æ)	7,796	521	Kinross Gold Corp. (Æ)(Ñ)	195,279	656
Exact Sciences Corp. (Æ)(Ñ)	25,829	2,327	Kumho Petrochemical Co. , Ltd.	24,269	1,965
Fluidigm Corp. (Æ)	312,482	2,703	Luks Group Vietnam Holdings Co. , Ltd.	468,000	113
Genmab A/S(Æ)	37,796	5,489	Lundin Gold, Inc. (Æ)	348,978	1,413
Gilead Sciences, Inc.	3,714	260	MHP SE - GDR	143,337	1,584
GlaxoSmithKline PLC - ADR	29,131	566	New Gold, Inc. (Æ)	2,116,275	2,455
HCA Healthcare, Inc.	5,280	736	Newcrest Mining, Ltd.	307,575	5,479
Henry Schein, Inc. (Æ)	2,126	165	NexGen Energy, Ltd. (Æ)	1,114,095	1,933
Hill-Rom Holdings, Inc.	5,538	554	NGK Insulators, Ltd.	176,400	2,706
Humana, Inc.	1,781	550	Nippon Steel & Sumitomo Metal Corp.	320,300	5,921
Illumina, Inc. (Æ)	4,636	1,297	Nitto Denko Corp.	21,200	1,196
Intuitive Surgical, Inc. (Æ)	2,929	1,534	Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	360,315	280
IQVIA Holdings, Inc. (Æ)	13,343	1,721	Novagold Resources, Inc. (Æ)	116,086	452
Johnson & Johnson	23,989	3,192	Owens-Illinois, Inc.	874,309	17,547
Masimo Corp. (Æ)	4,733	589	Polyus PJSC - GDR	44,809	1,869
Medtronic PLC	11,811	1,044	POSCO	9,691	2,360
Merck & Co. , Inc.	20,251	1,507	Rexel SA Class H	128,587	1,467
MLP Saglik Hizmetleri AS(Æ)(Þ)	250,531	638	Safestore Holdings PLC(ö)	78,867	597
PerkinElmer, Inc.	2,989	271	Schweitzer-Mauduit International, Inc.	56,456	1,810
Pfizer, Inc.	220,648	9,367	Seabridge Gold, Inc. (Æ)(Ñ)	156,791	2,179
Premier, Inc. Class A(Æ)	13,188	525	Stelco Holdings, Inc.	116,723	1,559

See accompanying notes which are an integral part of this quarterly report.

428 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tahoe Resources, Inc. (Æ)	433,729	1,644	Mitsui & Co. , Ltd.	217,100	3,548
Taisei Lamick Co. , Ltd.	200	5	NGK Spark Plug Co. , Ltd.	244,800	5,258
TMK PJSC - GDR	59,237	192	Nippon Yusen	195,000	3,259
Turkiye Sise ve Cam Fabrikalari AS	589,665	775	Norfolk Southern Corp.	8,161	1,369
Turquoise Hill Resources, Ltd. (Æ)	2,081,202	3,476	Northrop Grumman Corp.	8,494	2,341
Vale SA	94,785	1,182	NWS Holdings, Ltd.	49,000	112
Vedanta, Ltd.	460,657	1,286	Obayashi Corp.	178,000	1,689
Wheaton Precious Metals Corp.	142,201	2,998	Organo Corp.	24,000	563
		133,719	Orion Group Holdings, Inc. (Æ)	489,691	2,066
			Oshkosh Corp.	73,702	5,531
Producer Durables - 7.1%			Paychex, Inc.	8,236	583
ACS Actividades de Construccion y			Promotora y Operadora de	36,023	368
Servicios SA	13,182	545	Infraestructura SAB de CV
Aena SA(Þ)	12,028	2,078	Republic Services, Inc. Class A	2,645	203
Ametek, Inc.	2,824	206	Rockwell Automation, Inc.	19,656	3,332
Ardmore Shipping Corp. (Æ)	381,730	2,164	Sany Heavy Industry Co. , Ltd. Class A	694,800	952
Astec Industries, Inc.	38,202	1,414	Sanyo Electric Railway Co. , Ltd.	2,700	51
Atlantia SpA	93,168	2,201	Seiko Epson Corp.	70,100	1,112
Aurizon Holdings, Ltd.	133,952	429	Sinotrans, Ltd. Class H	2,734,000	1,268
Automatic Data Processing, Inc.	5,948	832	Sinotruk Hong Kong, Ltd.	573,500	1,080
Barloworld, Ltd. - ADR	104,002	954	Swire Pacific, Ltd. Class A	46,500	550
Bidvest Group, Ltd. (The)	80,015	1,225	Transurban Group - ADR(Æ)	522,783	4,629
Canadian National Railway Co.	1,056	88	TreeHouse Foods, Inc. (Æ)	98,538	5,751
China Merchants Port Holdings Co. , Ltd.	354,000	700	Tsakos Energy Navigation, Ltd.	179,802	579
CK Infrastructure Holdings, Ltd.	76,000	614	Tutor Perini Corp. (Æ)	174,447	3,002
COSCO Shipping Ports, Ltd.	1,048,000	1,090	Union Pacific Corp.	16,816	2,675
CoStar Group, Inc. (Æ)	2,608	1,019	United Technologies Corp.	5,016	592
Cummins, Inc.	1,304	192	Universal Truckload Services, Inc.	59,943	1,222
Danaher Corp.	6,724	746	USA Truck, Inc. (Æ)	64,081	1,144
Denso Corp.	84,000	3,852	Vinci SA	17,395	1,534
Diana Shipping, Inc. (Æ)(Ñ)	319,037	938	Waste Management, Inc.	3,523	337
East Japan Railway Co.	31,800	2,941	West Japan Railway Co.	22,000	1,602
Eaton Corp. PLC	75,296	5,741	Wilmar International, Ltd.	209,400	519
Expeditors International of Washington,			YRC Worldwide, Inc. (Æ)	219,549	1,370
	7,328	508
Inc.					154,802
Ferrovial SA	72,846	1,633
FreightCar America, Inc. (Æ)	164,233	1,169	Technology - 10.8%
GEA Group AG	195,409	5,372	Acacia Communications, Inc. (Æ)	115,091	5,008
Generac Holdings, Inc. (Æ)	57,950	3,067	Activision Blizzard, Inc.	35,708	1,687
General Electric Co.	216,547	2,200	Adobe, Inc. (Æ)	10,642	2,637
Granite Construction, Inc.	43,834	1,895	Alibaba Group Holding, Ltd. - ADR(Æ)	90,369	15,227
Great Lakes Dredge & Dock Corp. (Æ)	315,958	2,234	Allot Communications, Ltd. (Æ)	201,439	1,408
GS Engineering & Construction Corp.	15,218	645	Alphabet, Inc. Class A(Æ)	11,622	13,085
Guangshen Railway Co. , Ltd. Class H	4,656,000	1,946	Alphabet, Inc. Class C(Æ)	3,710	4,142
Hankook Tire Worldwide Co. , Ltd.	35,564	515	Amphenol Corp. Class A	4,007	352
Harvey Gulf International Marine	2,016	77	Ansys, Inc. (Æ)	316	52
LLC(Æ)			Apple, Inc.	69,514	11,570
HGIM Corp. (Æ)	450	17	Atos SE	99,719	9,130
ICF International, Inc.	70,882	4,673	Autodesk, Inc. (Æ)	37,525	5,524
IDEX Corp.	3,737	515	Avnet, Inc.	179,981	7,415
IHS Markit, Ltd. (Æ)	141,520	7,348	Baidu, Inc. - ADR(Æ)	44,535	7,688
Japan Steel Works, Ltd. (The)	13,900	256	Booking Holdings, Inc. (Æ)	1,006	1,844
Jardine Matheson Holdings, Ltd.	9,300	622	China Unicom Hong Kong, Ltd.	2,244,000	2,586
Jardine Strategic Holdings, Ltd.	2,000	77	Cisco Systems, Inc.	33,307	1,575
Jiangsu Expressway Co. , Ltd. Class H	1,238,000	1,793	CommScope Holding Co. , Inc. (Æ)	618,110	12,925
Kaman Corp. Class A	150,413	8,892	Diebold Nixdorf, Inc. (Ñ)	144,729	615
Kamigumi Co. , Ltd.	39,500	874	DXC Technology Co.	122,102	7,829
KBR, Inc.	425,507	7,319	Electronic Arts, Inc. (Æ)	73,677	6,796
Knight-Swift Transportation Holdings,	54,888	1,743	Eutelsat Communications SA	24,049	510
Inc. (Æ)(Ñ)			Facebook, Inc. Class A(Æ)	143,543	23,927
Kobe Electric Railway Co. , Ltd. (Æ)	3,100	110	FANUC Corp.	6,700	1,130
Koninklijke Vopak NV	4,489	229	Hua Hong Semiconductor, Ltd. (Þ)	725,000	1,643
Kurita Water Industries, Ltd.	5,600	142	Intel Corp.	200,793	9,461
Mettler-Toledo International, Inc. (Æ)	923	589	InterXion Holding NV(Æ)	17,345	1,042
Mitsubishi Corp.	89,400	2,612	Juniper Networks, Inc.	17,904	464
Mitsubishi Heavy Industries, Ltd.	144,200	5,570	Lenovo Group, Ltd.	1,358,000	996

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 429

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Liberty Latin America, Ltd. Class A(Æ)	136,046	2,372	Idacorp, Inc.	3,125	305
Microsoft Corp.	69,359	7,243	KDDI Corp.	138,400	3,463
MobileOne, Ltd.	193,100	294	KT Corp.	16,414	421
Motorola Solutions, Inc.	4,244	496	KT Corp. - ADR	284,461	3,930
Nanya Technology Corp.	340,000	686	Lundin Petroleum AB	23,519	751
NeoPhotonics Corp. (Æ)	593,403	4,284	Mammoth Energy Services, Inc. (Ñ)	231,150	5,115
NetScout Systems, Inc. (Æ)	64,379	1,669	MEG Energy Corp. Class A(Æ)	734,237	3,034
NVC Lighting Holdings, Ltd.	2,401,000	154	National Grid PLC	227,870	2,477
Ooma, Inc. (Æ)	105,948	1,601	NextEra Energy, Inc.	22,966	4,110
Oracle Corp.	14,530	730	Nippon Telegraph & Telephone Corp.	85,100	3,653
Palo Alto Networks, Inc. (Æ)	6,562	1,410	NiSource, Inc.	54,196	1,478
Realtek Semiconductor Corp.	490,201	2,685	OGE Energy Corp.	9,079	372
Salesforce. com, Inc. (Æ)	19,678	2,990	Orsted A/S(Þ)	3,214	231
Samsung Electronics Co. , Ltd.	199,094	8,318	Osaka Gas Co. , Ltd.	51,000	1,006
ServiceNow, Inc. (Æ)	60,899	13,399	Parex Resources, Inc. (Æ)	38,029	570
SES SA	31,155	636	PCCW, Ltd.	424,000	253
SK Hynix, Inc.	12,008	801	Pembina Pipeline Corp.	12,785	456
SMART Global Holdings, Inc. (Æ)(Ñ)	75,290	1,868	Pinnacle West Capital Corp.	3,244	286
Splunk, Inc. (Æ)	59,496	7,427	Portland General Electric Co.	21,603	1,044
Synopsys, Inc. (Æ)	5,745	536	Power Assets Holdings, Ltd.	72,500	490
Taiwan Semiconductor Manufacturing	23,415	881	Public Service Enterprise Group, Inc.	6,111	333
Co. , Ltd. - ADR			RusHydro PJSC	506,050,144	3,972
Taiwan Semiconductor Manufacturing	562,000	4,165	Scottish & Southern Energy PLC	94,653	1,454
Co. , Ltd.			Severn Trent PLC Class H	50,761	1,331
Telefonaktiebolaget LM Ericsson Class B	56,172	500	SmarTone Telecommunications Holdings,
Tencent Holdings, Ltd.	192,129	8,644	Ltd.	263,500	312
Tripod Technology Corp.	279,000	754	Snam Rete Gas SpA	93,996	449
Twitter, Inc. (Æ)	49,934	1,676	Southern Co. (The)	41,000	1,993
UBISOFT Entertainment(Æ)	6,080	541	Superior Plus Corp.	27,037	223
		235,028	Telefonica SA - ADR	12,162	104
			Tokyo Gas Co. , Ltd.	41,000	1,076
Utilities - 4.9%			TransCanada Corp.	90,650	3,855
ALLETE, Inc.	4,816	371	UGI Corp.	11,768	671
Alliant Energy Corp.	36,426	1,620	Valener, Inc.	20,323	321
Ameren Corp.	6,051	420	Verbund AG Class A	6,513	333
American Electric Power Co. , Inc.	35,939	2,843	Verizon Communications, Inc.	14,075	775
AT&T, Inc.	225,246	6,771	Vistra Energy Corp.	6,634	167
Atco, Ltd. Class I	9,325	295	WEC Energy Group, Inc. (Æ)(Ñ)	6,757	493
Atmos Energy Corp.	2,591	253	Whiting Petroleum Corp. (Æ)	18,488	529
CenterPoint Energy, Inc.	160,744	4,970			105,792
Centrais Eletricas Brasileiras SA(Æ)	430,955	4,420
Centrica PLC	55,532	99	Total Common Stocks
China Mobile, Ltd.	139,500	1,467	(cost $1,261,700)		1,302,291
China Resources Gas Group, Ltd.	110,000	433	Preferred Stocks - 0.6%
China Telecom Corp. , Ltd. Class H	2,088,000	1,136	Consumer Discretionary - 0.1%
Dominion Energy, Inc.	64,006	4,496
DTE Energy Co.	5,186	611	Hyundai Motor Co.
Duke Energy Corp.	8,185	718	5.270% (Ÿ)	15,220	1,151
E. ON SE	36,338	403
Electricite de France SA	288,179	4,767	Energy - 0.0%
Emera, Inc. (Ñ)	37,859	1,325	Petroleo Brasileiro SA
Enbridge, Inc.	150	5	3.300% (Ÿ)	128,539	902
Endesa SA - ADR	23,154	579
Enel SpA	110,314	665	Financial Services - 0.1%
Energias de Portugal SA	132,017	482	Bank of America Corp.
ENN Energy Holdings, Ltd.	60,000	578	7.250%	300	388
Entergy Corp.	3,211	286	Itau Unibanco Holding SA
Evergy, Inc.	41,055	2,353	6.688% (Ÿ)	116,400	1,237
Eversource Energy(Æ)	32,365	2,246			1,625
Exelon Corp.	9,032	431	Health Care - 0.0%
Federal Grid PJSC	1,250,607,209	3,181	Draegerwerk AG & Co. KGaA
Gibson Energy, Inc.	14,770	224	0.924% (Ÿ)	7,495	416
Gran Tierra Energy, Inc. (Æ)	127,695	300

HighPoint Resources Corp. (Æ)	968,434	2,712	Producer Durables - 0.3%
Hydro One, Ltd. (Þ)	103,483	1,622
Iberdrola SA	105,946	874	Gol Linhas Aereas Inteligentes SA

See accompanying notes which are an integral part of this quarterly report.

430 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
0.000% (Æ)(Ÿ)		103,081	699	Total Warrants & Rights
Schaeffler AG				(cost $7)		7
7.113% (Ÿ)		597,545	5,292	Short-Term Investments - 13.2%
			5,991	Akamai Technologies, Inc.
Technology - 0.1%				1.326% due 02/15/19	1,922	1,918
Samsung Electronics Co. , Ltd.				BW Group, Ltd.
3.734% (Ÿ)		47,951	1,622	Series BWLP
				1.750% due 09/10/19	200	192
Utilities - 0.0%				Canadian Solar, Inc.
Centrais Eletricas Brasileiras SA				4.250% due 02/15/19	415	412
0.000% (Æ)(Ÿ)		20,587	230	Cowen, Inc.
				3.000% due 03/15/19	175	173

Total Preferred Stocks				Dell, Inc.
				5.875% due 06/15/19	100	102
(cost $10,902)			11,937	DHT Holdings, Inc.
				4.500% due 10/01/19	367	365
Options Purchased - 0.2%				Dorel Industries, Inc.
(Number of Contracts)				5.500% due 11/30/19 (Þ)	285	284
Fannie Mae Bonds				Electronics For Imaging, Inc.
JPMorgan Chase Feb 2019 97.74	USD	90,000	489	0.750% due 09/01/19	1,243	1,215
Call (1)
JPMorgan Chase Feb 2019 99.94				Empire State Realty OP, LP
Call (1)	USD	18,000	110	2.625% due 08/15/19 (Þ)	415	412
JPMorgan Chase Feb 2019 100.11				EZCORP, Inc.
Call (1)	USD	9,000	41	2.125% due 06/15/19	1,213	1,191
JPMorgan Chase Feb 2019 97.34				Fiat Chrysler Finance Europe SA
	USD	40,000	1
Put (1)				Series GMTN
S&P 500 Index				6.750% due 10/14/19	300	359
Bank of America Jan 2019				Getty Images, Inc. 1st Lien Term Loan B
2,759.73 Call (65,714)	USD	181,353	—	5.999% due 10/18/19 (~)(Ê)	2,446	2,429
Bank of America Jun 2019	USD	33	1,668	Glencore Finance Europe SA
2,527.47 Put (0)				6.500% due 02/27/19	350	460
Swaptions				HCI Group, Inc.
(Counterparty, Fund Receives/Fund				3.875% due 03/15/19	1,072	1,065
Pays, Notional, Termination Date)				Hungary Government Bond
(Citigroup, USD 2.500%/USD 3 Month				Series 19/A
LIBOR, USD 19,407, 02/06/29)				6.500% due 06/24/19	679,460	2,521
Citigroup Feb 2019 0.00 Call (1)		19,407	—
(Citigroup, USD 2.680%/USD 3 Month				Huron Consulting Group, Inc.
LIBOR, USD 102,957, 03/04/29)				1.250% due 10/01/19	1,736	1,697
Citigroup Feb 2019 0.00 Call (1)		102,957	612	Intesa Sanpaolo SpA
(Goldman Sachs, USD 2.490%/USD 3				5.000% due 09/23/19	50	59
Month LIBOR, USD 19,407, 02/12/29)				Just Energy Group, Inc.
Goldman Sachs Feb 2019 0.00				6.500% due 07/29/19 (Þ)	600	607
		19,407	2
Call (1)				KB Home Co.
(Goldman Sachs, USD 2.676%/USD 3				1.375% due 02/01/19 (ç)	1,083	1,083
Month LIBOR, USD 108,684, 02/19/29)				Lennar Corp.
Goldman Sachs Feb 2019 0.00		108,685	509	4.500% due 11/15/19	350	348
Call (1)				Macquarie Infrastructure Corp.
(Citigroup, USD 3 Month LIBOR/USD				2.875% due 07/15/19	1,462	1,455
2.700%, USD 19,407, 02/06/29)				Navistar International Corp.
Citigroup Feb 2019 0.00 Put (1)		19,407	11	4.750% due 04/15/19	856	857
(Citigroup, USD 3 Month LIBOR/USD
2.840%, USD 102,957, 03/04/29)				New Mountain Finance Corp.
Citigroup Feb 2019 0.00 Put (1)		102,957	63	5.000% due 06/15/19	1,122	1,125
(Goldman Sachs, USD 3 Month LIBOR/				NRG Yield, Inc.
USD 2.690%, USD 19,407, 02/12/29)				3.500% due 02/01/19 (Þ)	681	679
Goldman Sachs Feb 2019 0.00				Royal Gold, Inc.
Put (1)		19,407	33	2.875% due 06/15/19	615	613
Total Options Purchased				RWT Holdings, Inc.
(cost $10,567)			3,539	5.625% due 11/15/19	1,786	1,792
				Scorpio Tankers, Inc.
Warrants & Rights - 0.0%				2.375% due 07/01/19 (Þ)	950	930
Warrants and Rights - 0.0%				SolarCity Corp.
ACS, Actividades de Construccion y				1.625% due 11/01/19	1,488	1,413
Servicios SA (Æ)				Spirit Realty Capital, Inc.
2019 Rights		13,182	7	2.875% due 05/15/19	1,778	1,774
				Synchronoss Technologies, Inc.
				0.750% due 08/15/19	140	135

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 431

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
TCP Capital Corp.
5.250% due 12/15/19	315	316
Telecom Italia SpA
6.375% due 06/24/19	100	133
Titan Machinery, Inc.
3.750% due 05/01/19	633	624
TPG Specialty Lending, Inc.
4.500% due 12/15/19	814	818
Twitter, Inc.
0.250% due 09/15/19	1,802	1,757
U. S. Cash Management Fund(@)(+)	206,837,312(8)	206,879
United States Treasury Bills
2.024% due 02/07/19 (ç)(~)	2,564	2,563
2.219% due 02/14/19 (ç)(~)	1,261	1,260
2.298% due 02/21/19 (ç)(~)	156	156
2.326% due 03/07/19 (~)	390	389
2.326% due 03/07/19 (ç)(~)	2,921	2,915
2.396% due 03/28/19 (~)	17,865	17,800
2.387% due 04/11/19 (~)	1,890	1,881
2.391% due 04/18/19 (~)	250	249
2.376% due 04/25/19 (~)	1,930	1,920
2.417% due 05/09/19 (~)	2,640	2,623
2.425% due 05/16/19 (~)	2,122	2,107
2.425% due 05/16/19 (~)	520	516
2.429% due 06/06/19 (~)	3,717	3,686
2.436% due 06/13/19 (~)	3,076	3,049
2.436% due 06/27/19 (~)	3,515	3,481
2.442% due 07/05/19 (~)	1,750	1,732
2.466% due 07/18/19 (~)	1,500	1,483
Total Short-Term Investments
(cost $285,933)		286,002
Other Securities - 2.4%
U. S. Cash Collateral Fund(×)(@)	51,598,143(8)	51,598
Total Other Securities
(cost $51,598)		51,598
Total Investments 107.2%
(identified cost $2,296,800)		2,324,196

Other Assets and Liabilities,
Net - (7.2%)		(155,081)

Net Assets - 100.0%		2,169,115

See accompanying notes which are an integral part of this quarterly report.

432 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.8%
ADT Corp. (The)	03/10/17		500,000	83.71	419	401
AIA Group, Ltd.	03/27/18		1,150,000	99.57	1,145	1,159
AIMCO	12/12/17		1,000,000	100.00	1,000	924
Alcoa Nederland Holding BV	07/31/18		650,000	100.20	651	658
Anglo American Capital PLC	12/13/18		200,000	99.70	199	200
Arbor Realty Trust, Inc.	08/16/18		1,067,000	99.80	1,065	1,070
ASP AMC Merger Sub, Inc.	09/28/17		255,000	94.95	242	128
Beacon Escrow Corp.	10/11/17		70,000	100.47	70	65
Berry Global, Inc.	01/19/18		63,000	100.00	63	59
CBS Radio, Inc.	01/05/17		120,000	104.37	125	113
CCO Holdings LLC / CCO Holdings Capital Corp.	10/10/17		165,000	98.46	162	157
China Resources Pharmaceutical Group, Ltd.	06/28/17	HKD	1,111,000	1.37	1,521	1,592
CRC Escrow Issuer LLC / CRC Finco, Inc.	09/29/17		78,000	99.91	78	73
Crown Castle Towers LLC	06/26/18		1,080,000	100.00	1,080	1,077
CSC Holdings LLC	03/10/17		600,000	100.22	601	594
CSC Holdings LLC	11/17/17		543,000	102.03	553	531
CSC Holdings LLC	01/12/18		50,000	100.00	50	48
Dell International LLC / EMC Corp.	09/29/17		700,000	110.04	770	732
Dell International LLC / EMC Corp.	01/07/19		140,000	99.62	139	142
Diamondback Energy, Inc.	09/18/18		490,000	99.76	489	489
Dominos Pizza Master Issuer LLC	04/18/18		694,750	100.65	699	694
Empire State Realty OP, LP	11/20/18		415,000	99.67	414	412
ENEL Finance International NV	10/09/18		250,000	87.30	218	219
Eni SpA	09/05/18		370,000	99.50	368	373
Fidelity National Financial, Inc.	08/08/18		1,030,000	99.28	1,023	1,023
Fox Corp.	01/15/19		175,000	100.00	175	178
Fox Corp.	01/15/19		365,000	100.00	365	387
Frontier Communications Corp.	03/08/18		36,000	100.00	36	33
Granite Point	12/07/17		610,000	100.00	610	617
Gray Television, Inc.	01/05/17		245,000	100.01	245	238
GTT Communications, Inc.	12/08/16		198,000	97.19	192	174
Guggenheim CLO LLC	10/05/18		354,000	99.02	351	334
Hanesbrands, Inc.	11/10/17		739,000	100.11	740	725
Hope Bancorp, Inc.	01/18/19		1,060,000	88.56	939	948
Hua Hong Semiconductor, Ltd.	01/27/15	HKD	725,000	2.08	1,510	1,643
Hydro One, Ltd.	05/19/17	CAD	103,483	16.08	1,664	1,622
Indonesia Asahan Aluminium (Persero) PT	01/04/19		475,000	102.08	485	490
Iron Mountain, Inc.	12/12/17		223,000	99.84	223	207
KKR Real Estate Finance Trust, Inc.	05/16/18		1,505,000	100.06	1,506	1,495
Lithia Motors, Inc.	07/17/17		45,000	100.76	45	43
MLP Saglik Hizmetleri AS	02/07/18	TRY	250,531	3.66	917	638
Multi-Color Corp.	09/20/17		39,000	100.00	39	37
Nexstar Broadcasting, Inc.	01/05/17		125,000	100.78	126	121
NRG Yield, Inc.	07/14/17		681,000	100.00	681	679
NXP BV / NXP Funding LLC	03/10/17		200,000	100.68	201	199
NXP BV / NXP Funding LLC	03/10/17		620,000	103.86	644	631
NXP BV / NXP Funding LLC	12/03/18		265,000	99.76	264	286
NXP BV / NXP Funding LLC	12/03/18		175,000	99.97	175	180
Planet Fitness Master Issuer LLC	07/19/18		698,250	100.00	698	702
Post Holdings, Inc.	11/16/17		63,000	102.02	64	62
Post Holdings, Inc.	11/28/17		316,000	97.40	308	303
Post Holdings, Inc.	01/08/19		75,000	97.89	73	75
Poste Italiane SpA	07/20/16	EUR	60,769	8.20	498	523
Rackspace Hosting, Inc.	11/17/17		245,000	99.16	243	205
Radiate HoldCo LLC / Radiate Finance, Inc.	01/17/18		63,000	100.00	63	61
Radio One, Inc.	01/02/16		375,000	100.18	376	360
SBA Tower Trust	04/04/17		300,000	100.00	300	296
SBA Tower Trust	07/03/18		2,030,000	99.07	2,011	2,017
Scorpio Tankers, Inc.	06/30/17		950,000	98.12	932	930
SFR Group SA	03/15/17		190,000	99.90	190	186
Sierra Receivables Funding Co. LLC	07/11/18		178,418	99.99	178	179
SK Telecom Co. , Ltd.	04/09/18		695,000	99.22	690	699
SMBC Aviation Capital	07/23/18		450,000	99.89	450	455
Steele Creek CLO, Ltd.	11/07/17		500,000	100.00	500	471
Stora Enso OYJ	03/13/17		200,000	115.89	232	230
Syngenta Finance NV	04/17/18		725,000	99.60	723	716
Syngenta Finance NV	06/22/18		335,000	92.21	309	289

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 433

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
Taco Bell Funding LLC	11/14/18		720,000	100.00	720	730
TerraForm Power Operating LLC	11/28/17		64,000	100.00	64	63
TerraForm Power Operating LLC	11/28/17		64,000	100.00	64	59
Titan Acquisition, Ltd.	03/16/18		175,000	90.36	158	153
UBS Group Funding (Switzerland) AG	01/28/19		385,000	100.00	385	387
UBS Group Funding Switzerland AG	03/16/17		590,000	97.95	578	586
UniCredit SpA	01/08/19		495,000	100.00	495	506
Valeant Pharmaceuticals International, Inc.	03/09/17		125,000	101.40	127	129
Valeant Pharmaceuticals International, Inc.	11/14/17		63,000	100.00	63	63
WH Group, Ltd.	09/22/15	HKD	2,173,500	0.90	1,964	1,896
Woodside Finance, Ltd.	03/21/17		720,000	97.79	704	696
Woodside Finance, Ltd.	09/06/17		516,000	98.08	506	480
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	11/16/17		63,000	101.79	64	59
						39,404
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

434 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Belron SA Term Loan B	USD 3 Month LIBOR	2.250
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield Retail Holdings VII LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.750
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital Automotive L. P. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 435

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
CIT Group, Inc.	USD 3 Month LIBOR	3.972
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cortes NP Acquisition Corp. Term Loan B	USD 3 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DPABS Trust	USD 3 Month LIBOR	1.250
Dryden Senior Loan Fund	USD 3 Month LIBOR	5.850
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Enbridge, Inc.	USD 3 Month LIBOR	3.890
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.570
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	5.920
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.500

See accompanying notes which are an integral part of this quarterly report.

436 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.700
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.550
Ginnie Mae	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.490
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 437

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 1 Month LIBOR	6.600
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	3.922
Gray Television, Inc. 1st Lien Term Loan C	USD 3 Month LIBOR	2.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.250
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 1 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. 1st Lien Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HSBC Bank PLC	USD 6 Month LIBOR	0.250
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 2 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500

See accompanying notes which are an integral part of this quarterly report.

438 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
National Westminster Bank PLC	USD 3 Month LIBOR	0.250
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plains All American Pipeline, LP	USD 3 Month LIBOR	4.110
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Procera Networks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seadrill Operating, LP Term Loan B	USD 3 Month LIBOR	6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	6.000
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 439

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TMS International Corp. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding (Switzerland) AG	LIBOR) 5 Year Rate	4.344
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan B	USD 1 Month LIBOR	4.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Week LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
Vertafore, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

440 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	150	EUR	15,569	02/19	781
Australian 10 Year Government Bond Futures	963	AUD	128,579	03/19	656
CAC40 Euro Index Futures	1,001	EUR	49,960	02/19	2,239
Canadian 10 Year Government Bond Futures	457	CAD	62,901	03/19	1,699
DAX Index Futures	141	EUR	39,318	03/19	1,369
Dow Jones U. S. Real Estate Index Futures	1,832	USD	60,383	03/19	2,680
EURO STOXX 50 Index Futures	909	EUR	28,652	03/19	1,021
Euro-Bobl Futures	6	EUR	798	03/19	—
Euro-Bund Futures	5	EUR	828	03/19	11
FTSE 100 Index Futures	866	GBP	59,776	03/19	1,475
FTSE/MIB Index Futures	112	EUR	11,033	03/19	664
IBEX 35 Index Futures	153	EUR	13,854	02/19	452
Long Gilt Futures	22	GBP	2,718	03/19	(3)
MSCI Singapore Index Futures	353	SGD	12,653	02/19	(25)
OMXS30 Index Futures	668	SEK	101,302	02/19	399
SPI 200 Index Futures	225	AUD	32,648	03/19	70
United States 2 Year Treasury Note Futures	32	USD	6,795	03/19	43
United States 5 Year Treasury Note Futures	6,295	USD	723,039	03/19	11,060
United States 10 Year Treasury Note Futures	2,279	USD	279,106	03/19	7,564
United States 10 Year Ultra Treasury Note Futures	6	USD	784	03/19	2
United States Long Bond Futures	18	USD	2,640	03/19	27
United States Ultra Bond Futures	16	USD	2,578	03/19	7
Short Positions
Euro-Bund Futures	654	EUR	108,348	03/19	(2,528)
Japan 10 Year Government Bond Futures	34	JPY	5,191,460	03/19	(5)
Long Gilt Futures	599	GBP	73,994	03/19	(1,039)
MSCI EAFE Index Futures	167	USD	15,265	03/19	(688)
MSCI Emerging Markets Index Futures	522	USD	27,786	03/19	(2,479)
NASDAQ 100 E-Mini Index Futures	478	USD	66,105	03/19	(2,800)
Russell 1000 E-Mini Index Futures	433	USD	32,456	03/19	(1,313)
Russell 2000 E-Mini Index Futures	1,775	USD	133,143	03/19	(8,153)
S&P 400 E-Mini Index Futures	225	USD	41,312	03/19	(2,261)
S&P 500 E-Mini Index Futures	3,216	USD	434,884	03/19	(18,357)
S&P Financial Select Sector Index Futures	53	USD	4,227	03/19	(290)
S&P Utilities Select Sector Index Futures	521	USD	28,759	03/19	(530)
S&P/TSX 60 Index Futures	133	CAD	24,679	03/19	(985)
TOPIX Index Futures	440	JPY	6,899,201	03/19	(216)
United States 2 Year Treasury Note Futures	464	USD	98,520	03/19	(682)
United States 10 Year Treasury Note Futures	25	USD	3,062	03/19	(75)
United States Ultra Bond Futures	6	USD	967	03/19	(53)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(10,263)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.34	USD	40,000	02/06/19	(369)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.74	USD	90,000	02/06/19	(14)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.94	USD	18,000	02/06/19	(2)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.11	USD	9,000	02/06/19	(2)
S&P 500 Index	Bank of America	Call	65,714	2,910.01	USD	191,228	01/31/19	—
S&P 500 Index	Bank of America	Put	32,857	2,527.47	USD	83,045	06/21/19	(1,669)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.600%/USD 3 Month
LIBOR, USD 9,703, 02/06/29	Citigroup	Call	1	0.00		9,703	02/04/19	(3)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 441

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount	Date	$
Citigroup, USD 2.760%/USD 3 Month
LIBOR, USD 51,478, 03/04/29	Citigroup	Call	1	0.00	51,478	02/28/19	(544)
Goldman Sachs, USD 2.590%/USD
3 Month LIBOR, USD 9,703,
02/12/29	Goldman Sachs	Call	1	0.00	9,703	02/08/19	(9)
Goldman Sachs, USD 2.766%/USD
3 Month LIBOR, USD 54,342,
02/19/29	Goldman Sachs	Call	1	0.00	54,342	02/15/19	(559)
Barclays, iTraxx Europe Senior
Financials S30 Index/EUR
1.200%, EUR 15,375, 03/20/24	Barclays	Put	1	0.00	15,375	03/20/19	(9)
Citigroup, USD 3 Month LIBOR/USD
2.600%, USD 9,703, 02/06/29	Citigroup	Put	1	0.00	9,703	02/04/19	(53)
Citigroup, USD 3 Month LIBOR/USD
2.760%, USD 51,478, 03/04/29	Citigroup	Put	1	0.00	51,478	02/28/19	(88)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.590%, USD 9,703,
02/12/29	Goldman Sachs	Put	1	0.00	9,703	02/08/19	(67)
Total Liability for Options Written (premiums received $6,009)							(3,388)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	907	GBP	691	04/26/19	3
Bank of America	USD	1,102	HKD	8,595	03/20/19	(4)
Bank of America	USD	20,588	JPY	2,227,454	02/22/19	(110)
Bank of America	AUD	1,392	USD	1,001	03/20/19	(12)
Bank of America	BRL	4,760	USD	1,234	03/20/19	(67)
Bank of America	EUR	4,000	USD	4,573	02/22/19	(12)
Bank of America	JPY	2,677	USD	24	02/01/19	—
Bank of America	JPY	3,309	USD	30	02/05/19	—
Bank of America	JPY	3,163,720	USD	28,230	03/20/19	(920)
Bank of America	RUB	759,680	USD	11,282	03/20/19	(270)
Bank of America	TWD	8,822	USD	291	03/20/19	3
Bank of Montreal	USD	13,083	EUR	11,377	02/12/19	(51)
Bank of Montreal	USD	6,932	GBP	5,281	02/12/19	(4)
Bank of Montreal	USD	10,167	JPY	1,104,000	02/12/19	(25)
Bank of Montreal	AUD	3,972	USD	2,806	02/12/19	(81)
Bank of Montreal	CAD	5,102	USD	3,751	02/12/19	(135)
Bank of Montreal	CHF	3,171	USD	3,233	02/12/19	42
Bank of Montreal	EUR	11,578	USD	13,303	02/12/19	42
Bank of Montreal	EUR	11,377	USD	13,112	03/11/19	51
Bank of Montreal	GBP	5,398	USD	6,923	02/12/19	(161)
Bank of Montreal	GBP	5,281	USD	6,942	03/11/19	4
Bank of Montreal	HKD	33,865	USD	4,329	02/12/19	12
Bank of Montreal	JPY	1,156,692	USD	10,556	02/12/19	(69)
Bank of Montreal	JPY	1,104,000	USD	10,188	03/11/19	24
BNP Paribas	USD	123	EUR	107	02/22/19	—
BNP Paribas	USD	239	EUR	209	02/22/19	1
BNP Paribas	USD	446	EUR	392	02/22/19	3
BNP Paribas	EUR	398	USD	460	02/22/19	3
BNP Paribas	EUR	4,000	USD	4,598	02/22/19	13
Brown Brothers Harriman	USD	2,110	CHF	2,084	03/20/19	(6)
Brown Brothers Harriman	USD	14,584	EUR	12,732	03/20/19	44
Brown Brothers Harriman	USD	4,177	GBP	3,262	03/20/19	111
Brown Brothers Harriman	USD	5,879	JPY	658,448	03/20/19	187
Brown Brothers Harriman	USD	11,053	JPY	1,189,650	03/20/19	(92)
Brown Brothers Harriman	CAD	3,381	USD	2,568	03/20/19	(8)
Brown Brothers Harriman	ILS	45,506	USD	12,379	02/22/19	(152)
Citigroup	USD	24	CAD	31	02/01/19	—
Citigroup	USD	2,111	CHF	2,084	03/20/19	(7)

See accompanying notes which are an integral part of this quarterly report.

442 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	209	EUR	182	02/22/19	(1)
Citigroup	USD	254	EUR	223	02/22/19	2
Citigroup	USD	366	EUR	319	02/22/19	—
Citigroup	USD	687	EUR	604	02/22/19	5
Citigroup	USD	14,586	EUR	12,732	03/20/19	42
Citigroup	USD	4,169	GBP	3,262	03/20/19	119
Citigroup	USD	264	GBP	202	04/26/19	2
Citigroup	USD	5,877	JPY	658,448	03/20/19	189
Citigroup	USD	22,796	NZD	33,616	02/22/19	449
Citigroup	AUD	3,972	USD	2,806	02/12/19	(81)
Citigroup	AUD	315	USD	229	03/11/19	—
Citigroup	CAD	5,102	USD	3,750	02/12/19	(134)
Citigroup	CAD	1,397	USD	1,064	03/11/19	—
Citigroup	CAD	3,381	USD	2,564	03/20/19	(11)
Citigroup	CHF	3,171	USD	3,232	02/12/19	40
Citigroup	CHF	644	USD	650	03/11/19	—
Citigroup	EUR	11,578	USD	13,293	02/12/19	31
Citigroup	EUR	641	USD	733	02/22/19	(2)
Citigroup	EUR	4,000	USD	4,575	02/22/19	(10)
Citigroup	EUR	2,325	USD	2,669	03/11/19	—
Citigroup	GBP	5,398	USD	6,916	02/12/19	(167)
Citigroup	GBP	31,887	USD	41,078	02/22/19	(782)
Citigroup	GBP	422	USD	554	03/11/19	—
Citigroup	HKD	33,865	USD	4,328	02/12/19	11
Citigroup	HKD	9,346	USD	1,193	03/11/19	—
Citigroup	JPY	1,156,692	USD	10,559	02/12/19	(67)
Citigroup	JPY	122,632	USD	1,129	03/11/19	—
Citigroup	SEK	3,549	USD	393	03/11/19	—
Citigroup	SGD	21	USD	16	02/01/19	—
Citigroup	SGD	276	USD	205	03/11/19	—
Commonwealth Bank of Australia	USD	2,115	CHF	2,084	03/20/19	(10)
Commonwealth Bank of Australia	USD	14,637	EUR	12,732	03/20/19	(9)
Commonwealth Bank of Australia	USD	4,182	GBP	3,262	03/20/19	106
Commonwealth Bank of Australia	USD	5,889	JPY	658,448	03/20/19	177
Commonwealth Bank of Australia	CAD	3,381	USD	2,565	03/20/19	(11)
Commonwealth Bank of Australia	EUR	20,780	USD	23,752	02/22/19	(69)
Commonwealth Bank of Australia	EUR	5,000	USD	5,751	03/20/19	7
Commonwealth Bank of Australia	GBP	1,900	USD	2,431	03/20/19	(67)
Commonwealth Bank of Australia	NOK	105,490	USD	12,361	02/22/19	(158)
Goldman Sachs	EUR	158	USD	181	02/22/19	—
HSBC	USD	54	ARS	2,341	03/25/19	6
HSBC	USD	114	ARS	4,989	03/25/19	13
HSBC	USD	252	ARS	11,632	03/25/19	44
HSBC	USD	254	ARS	11,632	03/25/19	42
HSBC	USD	254	ARS	11,632	03/25/19	42
HSBC	USD	274	ARS	12,526	03/25/19	45
HSBC	USD	344	ARS	15,029	03/25/19	39
HSBC	USD	66	ARS	2,915	03/29/19	8
HSBC	USD	66	ARS	2,907	03/29/19	8
HSBC	USD	92	ARS	4,042	03/29/19	11
HSBC	USD	126	ARS	5,524	04/01/19	14
HSBC	USD	320	ARS	14,038	04/01/19	35
HSBC	USD	155	ARS	6,747	04/03/19	15
HSBC	USD	1,117	ARS	47,256	04/03/19	75
HSBC	USD	51	BRL	185	02/04/19	—
HSBC	USD	58	BRL	211	02/04/19	—
HSBC	USD	58	BRL	211	02/04/19	—
HSBC	USD	58	BRL	211	02/04/19	—
HSBC	USD	58	BRL	212	02/04/19	—
HSBC	USD	159	BRL	582	02/04/19	—
HSBC	USD	160	BRL	585	02/04/19	—
HSBC	USD	321	BRL	1,171	02/04/19	—
HSBC	USD	360	BRL	1,391	02/04/19	21

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 443

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	520	BRL	2,177	02/04/19	77
HSBC	USD	959	BRL	3,504	02/04/19	1
HSBC	USD	1,210	BRL	4,420	02/04/19	2
HSBC	USD	1,440	BRL	5,257	02/04/19	2
HSBC	USD	1,598	BRL	5,836	02/04/19	2
HSBC	USD	2,227	BRL	9,409	02/04/19	352
HSBC	USD	2,228	BRL	9,409	02/04/19	351
HSBC	USD	49	BRL	185	05/03/19	2
HSBC	USD	56	BRL	213	05/03/19	2
HSBC	USD	56	BRL	213	05/03/19	2
HSBC	USD	56	BRL	213	05/03/19	2
HSBC	USD	56	BRL	213	05/03/19	2
HSBC	USD	158	BRL	590	05/03/19	3
HSBC	USD	134	CLP	93,338	02/04/19	8
HSBC	USD	142	CLP	98,548	02/04/19	8
HSBC	USD	332	COP	1,066,384	02/07/19	11
HSBC	USD	794	COP	2,571,766	02/07/19	34
HSBC	USD	794	COP	2,568,590	02/07/19	33
HSBC	USD	932	COP	2,982,635	02/07/19	29
HSBC	USD	81	CZK	1,840	02/01/19	—
HSBC	USD	31	CZK	662	02/19/19	(1)
HSBC	USD	643	CZK	13,887	02/19/19	(26)
HSBC	USD	1,604	HKD	12,510	04/23/19	(5)
HSBC	USD	1,292	HUF	358,963	04/23/19	17
HSBC	USD	109	IDR	1,539,850	02/04/19	1
HSBC	USD	109	IDR	1,539,850	02/04/19	1
HSBC	USD	109	IDR	1,539,850	02/04/19	1
HSBC	USD	109	IDR	1,539,889	02/04/19	1
HSBC	USD	126	IDR	1,788,833	02/04/19	2
HSBC	USD	149	IDR	2,148,580	02/04/19	5
HSBC	USD	149	IDR	2,148,580	02/04/19	5
HSBC	USD	149	IDR	2,147,090	02/04/19	5
HSBC	USD	150	IDR	2,140,500	02/04/19	3
HSBC	USD	299	IDR	4,214,144	02/04/19	2
HSBC	USD	80	MXN	1,669	04/15/19	6
HSBC	USD	168	MXN	3,348	04/15/19	5
HSBC	USD	450	MXN	9,288	04/15/19	31
HSBC	USD	1,391	MXN	29,318	04/15/19	126
HSBC	USD	100	PEN	334	02/11/19	—
HSBC	USD	176	PEN	588	02/11/19	1
HSBC	USD	275	PEN	922	06/18/19	1
HSBC	USD	236	PHP	12,930	02/04/19	12
HSBC	USD	244	PHP	12,930	06/10/19	2
HSBC	USD	395	PLN	1,478	04/23/19	3
HSBC	USD	3,260	PLN	12,300	04/23/19	52
HSBC	USD	3,456	PLN	13,002	04/23/19	45
HSBC	USD	683	RON	2,826	04/15/19	(1)
HSBC	USD	1,703	RUB	118,320	02/06/19	107
HSBC	USD	216	RUB	14,751	06/10/19	6
HSBC	USD	1,520	RUB	103,612	06/10/19	38
HSBC	USD	450	TRY	2,616	04/08/19	38
HSBC	USD	1,344	TRY	7,927	04/08/19	135
HSBC	USD	422	ZAR	6,225	04/15/19	43
HSBC	BRL	185	USD	49	02/04/19	(2)
HSBC	BRL	211	USD	56	02/04/19	(2)
HSBC	BRL	211	USD	56	02/04/19	(2)
HSBC	BRL	211	USD	56	02/04/19	(2)
HSBC	BRL	212	USD	56	02/04/19	(2)
HSBC	BRL	582	USD	143	02/04/19	(17)
HSBC	BRL	585	USD	143	02/04/19	(17)
HSBC	BRL	1,171	USD	287	02/04/19	(34)
HSBC	BRL	1,391	USD	381	02/04/19	—
HSBC	BRL	2,177	USD	596	02/04/19	(1)

See accompanying notes which are an integral part of this quarterly report.

444 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	BRL	3,504	USD	875	02/04/19	(86)
HSBC	BRL	4,420	USD	1,180	02/04/19	(32)
HSBC	BRL	5,257	USD	1,312	02/04/19	(129)
HSBC	BRL	5,836	USD	1,436	02/04/19	(164)
HSBC	BRL	9,409	USD	2,576	02/04/19	(3)
HSBC	BRL	9,409	USD	2,576	02/04/19	(3)
HSBC	CLP	191,886	USD	300	02/04/19	8
HSBC	CLP	93,338	USD	134	05/07/19	(8)
HSBC	COP	899,475	USD	296	02/07/19	7
HSBC	COP	1,136,400	USD	370	02/07/19	4
HSBC	COP	2,384,500	USD	763	02/07/19	(4)
HSBC	COP	2,384,500	USD	762	02/07/19	(5)
HSBC	COP	2,384,500	USD	763	02/07/19	(5)
HSBC	COP	2,578,356	USD	794	05/08/19	(33)
HSBC	COP	2,581,612	USD	794	05/08/19	(34)
HSBC	COP	2,982,635	USD	928	05/08/19	(29)
HSBC	CZK	1,840	USD	81	02/19/19	—
HSBC	CZK	6,588	USD	298	02/19/19	5
HSBC	HUF	17,982	USD	64	04/23/19	(2)
HSBC	IDR	1,539,850	USD	104	02/04/19	(6)
HSBC	IDR	1,539,850	USD	104	02/04/19	(6)
HSBC	IDR	1,539,850	USD	104	02/04/19	(6)
HSBC	IDR	1,539,889	USD	104	02/04/19	(6)
HSBC	IDR	1,788,833	USD	127	02/04/19	(1)
HSBC	IDR	2,140,500	USD	152	02/04/19	(1)
HSBC	IDR	2,147,090	USD	153	02/04/19	(1)
HSBC	IDR	2,148,580	USD	153	02/04/19	(1)
HSBC	IDR	2,148,580	USD	153	02/04/19	(1)
HSBC	IDR	4,214,144	USD	292	02/04/19	(10)
HSBC	IDR	1,788,833	USD	123	05/29/19	(3)
HSBC	IDR	2,175,900	USD	150	05/29/19	(4)
HSBC	IDR	2,183,893	USD	149	05/29/19	(5)
HSBC	IDR	2,184,787	USD	149	05/29/19	(5)
HSBC	IDR	2,185,383	USD	149	05/29/19	(5)
HSBC	ILS	5,903	USD	1,615	04/22/19	(17)
HSBC	MXN	4,259	USD	203	04/15/19	(17)
HSBC	MXN	10,044	USD	517	04/15/19	(3)
HSBC	PEN	922	USD	276	02/11/19	(1)
HSBC	PEN	137	USD	41	06/18/19	—
HSBC	PHP	12,930	USD	246	02/04/19	(2)
HSBC	RON	360	USD	86	04/15/19	(1)
HSBC	RUB	14,708	USD	221	02/06/19	(4)
HSBC	RUB	103,612	USD	1,544	02/06/19	(40)
HSBC	THB	9,148	USD	284	04/22/19	(9)
HSBC	THB	12,058	USD	368	04/22/19	(19)
HSBC	TRY	1,502	USD	260	04/08/19	(20)
HSBC	TRY	2,001	USD	365	04/08/19	(8)
HSBC	ZAR	2,992	USD	216	04/15/19	(8)
JPMorgan Chase	USD	177	EUR	154	02/22/19	(1)
JPMorgan Chase	USD	246	EUR	216	02/22/19	2
JPMorgan Chase	USD	281	EUR	245	02/22/19	—
JPMorgan Chase	EUR	319	USD	366	02/22/19	—
JPMorgan Chase	EUR	874	USD	1,006	02/22/19	3
Royal Bank of Canada	USD	15,448	CAD	20,291	02/12/19	(2)
Royal Bank of Canada	USD	2,109	CHF	2,084	03/20/19	(5)
Royal Bank of Canada	USD	13,085	EUR	11,377	02/12/19	(54)
Royal Bank of Canada	USD	14,559	EUR	12,732	03/20/19	69
Royal Bank of Canada	USD	6,939	GBP	5,281	02/12/19	(10)
Royal Bank of Canada	USD	4,159	GBP	3,262	03/20/19	129
Royal Bank of Canada	USD	10,176	JPY	1,104,000	02/12/19	(34)
Royal Bank of Canada	USD	5,886	JPY	658,448	03/20/19	182
Royal Bank of Canada	AUD	3,972	USD	2,806	02/12/19	(82)
Royal Bank of Canada	CAD	5,102	USD	3,750	02/12/19	(134)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 445

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	CAD	20,291	USD	15,458	03/11/19	2
Royal Bank of Canada	CAD	3,381	USD	2,564	03/20/19	(12)
Royal Bank of Canada	CHF	3,171	USD	3,234	02/12/19	42
Royal Bank of Canada	EUR	11,578	USD	13,295	02/12/19	33
Royal Bank of Canada	EUR	11,377	USD	13,114	03/11/19	52
Royal Bank of Canada	EUR	14,541	USD	16,641	03/20/19	(66)
Royal Bank of Canada	GBP	5,398	USD	6,915	02/12/19	(167)
Royal Bank of Canada	GBP	5,281	USD	6,949	03/11/19	10
Royal Bank of Canada	GBP	3,566	USD	4,521	03/20/19	(167)
Royal Bank of Canada	HKD	33,865	USD	4,329	02/12/19	12
Royal Bank of Canada	JPY	2,709	USD	25	02/04/19	—
Royal Bank of Canada	JPY	1,156,692	USD	10,555	02/12/19	(71)
Royal Bank of Canada	JPY	1,104,000	USD	10,197	03/11/19	33
State Street	USD	11,883	AUD	16,326	02/12/19	(14)
State Street	USD	22,843	AUD	31,833	02/22/19	302
State Street	USD	5,565	AUD	7,551	03/20/19	(72)
State Street	USD	87	CAD	119	02/12/19	3
State Street	USD	249	CHF	244	02/12/19	(4)
State Street	USD	12,544	CHF	12,442	02/12/19	(23)
State Street	USD	9,048	CHF	8,978	03/20/19	19
State Street	USD	924	EUR	804	02/12/19	(3)
State Street	USD	358	EUR	310	02/22/19	(2)
State Street	USD	523	EUR	458	02/22/19	3
State Street	USD	3,783	EUR	3,314	02/22/19	16
State Street	USD	344	EUR	300	03/20/19	1
State Street	USD	21,102	EUR	18,482	03/20/19	133
State Street	USD	600	GBP	470	02/12/19	16
State Street	USD	25,068	GBP	19,288	03/20/19	287
State Street	USD	17,440	HKD	136,795	02/12/19	(1)
State Street	USD	2,067	INR	147,500	03/20/19	(3)
State Street	USD	1,929	JPY	210,771	02/12/19	8
State Street	USD	8,325	KRW	9,300,432	02/12/19	35
State Street	USD	5,125	MXN	106,550	03/20/19	409
State Street	USD	1,036	MYR	4,280	03/20/19	8
State Street	USD	127	SEK	1,122	02/12/19	(3)
State Street	USD	6,283	SEK	56,659	02/12/19	(18)
State Street	USD	120	SEK	1,072	03/20/19	(1)
State Street	USD	6,630	SGD	8,919	02/12/19	(4)
State Street	USD	118	SGD	160	03/20/19	1
State Street	USD	7,110	TWD	219,038	02/12/19	22
State Street	AUD	437	USD	308	02/12/19	(10)
State Street	AUD	16,326	USD	11,889	03/11/19	15
State Street	CAD	12,019	USD	9,026	03/20/19	(131)
State Street	CHF	34,706	USD	35,184	02/22/19	225
State Street	CHF	12,442	USD	12,576	03/11/19	23
State Street	CNY	43,269	USD	6,302	03/20/19	(151)
State Street	CNY	374,440	USD	54,996	03/20/19	(848)
State Street	DKK	59,147	USD	9,046	03/20/19	(59)
State Street	EUR	221	USD	254	02/22/19	1
State Street	EUR	601	USD	686	02/22/19	(3)
State Street	EUR	607	USD	693	02/22/19	(3)
State Street	EUR	5,000	USD	5,754	03/20/19	10
State Street	GBP	1,900	USD	2,444	03/20/19	(54)
State Street	GBP	3,061	USD	3,974	04/26/19	(58)
State Street	HKD	1,336	USD	171	02/12/19	—
State Street	HKD	136,795	USD	17,459	03/11/19	—
State Street	HKD	4,580	USD	588	03/20/19	3
State Street	KRW	65,190	USD	59	02/12/19	—
State Street	KRW	9,235,242	USD	8,262	02/12/19	(39)
State Street	KRW	688,509	USD	619	03/11/19	(1)
State Street	KRW	9,300,432	USD	8,331	03/11/19	(36)
State Street	KRW	19,319,960	USD	17,526	03/20/19	141
State Street	RUB	665,219	USD	9,966	03/20/19	(150)

See accompanying notes which are an integral part of this quarterly report.

446 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	57,781	USD	6,478	02/12/19	88
State Street	SEK	56,659	USD	6,297	03/11/19	17
State Street	SGD	254	USD	187	02/12/19	(2)
State Street	SGD	8,665	USD	6,369	02/12/19	(69)
State Street	SGD	8,919	USD	6,634	03/11/19	3
State Street	TWD	6,813	USD	223	02/12/19	2
State Street	TWD	212,225	USD	6,931	02/12/19	21
State Street	TWD	634	USD	21	03/11/19	—
State Street	TWD	219,038	USD	7,119	03/11/19	(24)
Toronto Dominion Bank	USD	13,085	EUR	11,377	02/12/19	(53)
Toronto Dominion Bank	USD	6,934	GBP	5,281	02/12/19	(5)
Toronto Dominion Bank	USD	10,169	JPY	1,104,000	02/12/19	(28)
Toronto Dominion Bank	EUR	11,377	USD	13,114	03/11/19	53
Toronto Dominion Bank	GBP	5,281	USD	6,944	03/11/19	5
Toronto Dominion Bank	JPY	1,104,000	USD	10,191	03/11/19	27
UBS	USD	1,844	CAD	2,458	04/26/19	31
UBS	USD	13,085	EUR	11,377	02/12/19	(53)
UBS	USD	6,933	GBP	5,281	02/12/19	(5)
UBS	USD	10,169	JPY	1,104,000	02/12/19	(27)
UBS	AUD	3,972	USD	2,805	02/12/19	(82)
UBS	CAD	5,102	USD	3,751	02/12/19	(133)
UBS	CAD	2,458	USD	1,859	04/26/19	(16)
UBS	CHF	3,171	USD	3,233	02/12/19	42
UBS	EUR	11,578	USD	13,301	02/12/19	39
UBS	EUR	173	USD	198	02/22/19	(1)
UBS	EUR	3,999	USD	4,609	02/22/19	24
UBS	EUR	11,377	USD	13,115	03/11/19	53
UBS	GBP	5,398	USD	6,922	02/12/19	(162)
UBS	GBP	5,281	USD	6,943	03/11/19	5
UBS	HKD	33,865	USD	4,329	02/12/19	12
UBS	JPY	1,156,692	USD	10,558	02/12/19	(67)
UBS	JPY	1,104,000	USD	10,190	03/11/19	26
Westpac	USD	2,112	CHF	2,084	03/20/19	(8)
Westpac	USD	14,595	EUR	12,732	03/20/19	33
Westpac	USD	4,179	GBP	3,262	03/20/19	109
Westpac	USD	5,884	JPY	658,448	03/20/19	183
Westpac	CAD	3,381	USD	2,567	03/20/19	(9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,059)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Goldman Sachs ABGS1059				Total Return on Underlying
Commodity Index(+)(i)	Goldman Sachs	USD	24,000	Reference Entity(4)	02/01/19	—	693	693
Goldman Sachs ABGS1059				Total Return on Underlying
Commodity Index(+)(i)	Goldman Sachs	USD	20,262	Reference Entity(1)	02/01/19	—	202	202
Goldman Sachs ABGS1059				Total Return on Underlying
Commodity Index(+)(i)	Goldman Sachs	USD	82,887	Reference Entity(1)	02/01/19	—	827	827
Short
Russell 1000 Index Total Return	Bank of America	USD	33,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	652	652
Total Open Total Return Swap Contracts (å)						—	2,374	2,374

(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1059 Commodity Index swap contract:

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 447

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Crude May 2019	12.3	$15,576
Copper March 2019	12.7	16,097
Cotton March 2019	12.5	15,830
Heating Oil March 2019	12.3	15,690
Live Cattle April 2019	12.4	15,703
Natural Gas March 2019	11.4	14,444
Nickel March 2019	12.9	16,453
Zinc March 2019	12.6	16,059
Total Long Futures Contracts		125,852

Short Futures Contracts
Coffee March 2019	(12.3)	(15,639)
Corn March 2019	(12.3)	(15,614)
Gasoline March 2019	(12.2)	(15,474)
Kansas Wheat March 2019	(12.2)	(15,449)
Lean Hogs April 2019	(12.0)	(15,296)
Soybeans March 2019	(12.3)	(15,601)
Sugar March 2019	(12.7)	(16,135)
Wheat March 2019	(12.3)	(15,665)
Total Short Futures Contracts		(124,873)

Cash	99.2	126,170
Total Notional Amount		$127,149

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	34,302	2.753%(3)	Three Month LIBOR(2)	04/30/20	—	34	34
Barclays	USD	34,302	2.751%(3)	Three Month LIBOR(2)	04/30/20	—	33	33
Barclays	USD	21,061	3.054%(3)	Three Month LIBOR(2)	10/17/20	148	—	148
Barclays	USD	21,061	Three Month LIBOR(2)	3.054%(3)	10/17/20	—	(148)	(148)
Barclays	USD	556,160	Three Month LIBOR(2)	3.050%(3)	12/19/20	197	(4,644)	(4,447)
Barclays	USD	556,160	3.050%(3)	Three Month LIBOR(2)	12/19/20	3,681	766	4,447
Barclays	USD	220,956	2.723%(3)	Three Month LIBOR(2)	01/22/21	—	470	470
Barclays	USD	41,052	2.730%(3)	Three Month LIBOR(2)	01/24/21	—	93	93
Barclays	USD	646,532	Three Month LIBOR(2)	2.750%(3)	03/18/21	(1,190)	(862)	(2,052)
Barclays	USD	9,333	3.113%(3)	Three Month LIBOR(2)	10/05/23	202	40	242
Barclays	USD	9,333	Three Month LIBOR(2)	3.113%(3)	10/05/23	—	(242)	(242)
Barclays	USD	4,884	3.134%(3)	Three Month LIBOR(2)	10/15/23	110	22	132
Barclays	USD	4,884	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(132)	(132)
Barclays	USD	9,885	Three Month LIBOR(2)	3.155%(3)	10/15/23	(232)	(44)	(276)
Barclays	USD	9,885	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	276	276
Barclays	USD	357,022	Three Month LIBOR(2)	3.100%(3)	12/19/23	702	(10,116)	(9,414)
Barclays	USD	357,022	3.100%(3)	Three Month LIBOR(2)	12/19/23	7,218	2,196	9,414
Barclays	USD	17,913	Three Month LIBOR(2)	2.618%(3)	01/16/24	—	(73)	(73)
Barclays	USD	7,124	Three Month LIBOR(2)	2.710%(3)	01/22/24	—	(60)	(60)
Barclays	USD	380,589	Three Month LIBOR(2)	2.800%(3)	03/18/24	(2,550)	(2,330)	(4,880)

See accompanying notes which are an integral part of this quarterly report.

448 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	5,979	Three Month LIBOR(2)	2.936%(3)	09/25/28	(105)	(41)	(146)
Barclays	USD	5,979	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	146	146
Barclays	USD	11,957	3.026%(3)	Three Month LIBOR(2)	09/25/28	306	79	385
Barclays	USD	11,957	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	(385)	(385)
Barclays	USD	17,032	3.138%(3)	Three Month LIBOR(2)	09/25/28	—	712	712
Barclays	USD	17,032	Three Month LIBOR(2)	3.138%(3)	09/25/28	(602)	(110)	(712)
Barclays	USD	12,545	Three Month LIBOR(2)	3.122%(3)	09/26/28	(426)	(81)	(507)
Barclays	USD	12,545	3.122%(3)	Three Month LIBOR(2)	09/26/28	—	507	507
Barclays	USD	16,158	3.132%(3)	Three Month LIBOR(2)	09/26/28	—	667	667
Barclays	USD	16,158	Three Month LIBOR(2)	3.132%(3)	09/26/28	(562)	(105)	(667)
Barclays	USD	17,453	Three Month LIBOR(2)	3.138%(3)	09/26/28	—	(729)	(729)
Barclays	USD	17,453	3.138%(3)	Three Month LIBOR(2)	09/26/28	617	112	729
Barclays	USD	4,448	3.154%(3)	Three Month LIBOR(2)	09/27/28	—	192	192
Barclays	USD	4,448	Three Month LIBOR(2)	3.154%(3)	09/27/28	(163)	(29)	(192)
Barclays	USD	12,452	3.143%(3)	Three Month LIBOR(2)	09/28/28	445	81	526
Barclays	USD	12,452	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	(526)	(526)
Barclays	USD	4,744	Three Month LIBOR(2)	3.093%(3)	10/02/28	(148)	(32)	(180)
Barclays	USD	4,744	3.083%(3)	Three Month LIBOR(2)	10/02/28	—	180	180
Barclays	USD	9,147	3.122%(3)	Three Month LIBOR(2)	10/02/28	309	61	370
Barclays	USD	9,147	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	(370)	(370)
Barclays	USD	4,574	Three Month LIBOR(2)	3.134%(3)	10/03/28	(159)	(31)	(190)
Barclays	USD	4,574	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	190	190
Barclays	USD	12,442	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	(485)	(485)
Barclays	USD	12,442	3.105%(3)	Three Month LIBOR(2)	10/04/28	401	84	485
Barclays	USD	6,230	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	298	298
Barclays	USD	6,230	Three Month LIBOR(2)	3.208%(3)	10/05/28	(257)	(41)	(298)
Barclays	USD	13,902	Three Month LIBOR(2)	3.135%(3)	10/05/28	(485)	(93)	(578)
Barclays	USD	13,902	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	578	578
Barclays	USD	5,876	Three Month LIBOR(2)	3.256%(3)	10/09/28	(267)	(39)	(306)
Barclays	USD	5,876	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	306	306
Barclays	USD	8,282	Three Month LIBOR(2)	3.259%(3)	10/09/28	—	(433)	(433)
Barclays	USD	8,282	3.259%(3)	Three Month LIBOR(2)	10/09/28	379	54	433
Barclays	USD	8,968	Three Month LIBOR(2)	2.970%(3)	10/09/28	(183)	(62)	(245)
Barclays	USD	8,968	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	245	245
Barclays	USD	17,936	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	(615)	(615)
Barclays	USD	17,936	3.050%(3)	Three Month LIBOR(2)	10/09/28	492	123	615
Barclays	USD	8,024	3.270%(3)	Three Month LIBOR(2)	10/11/28	375	53	428
Barclays	USD	8,024	Three Month LIBOR(2)	3.270%(3)	10/11/28	—	(428)	(428)
Barclays	USD	8,894	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	465	465
Barclays	USD	8,894	Three Month LIBOR(2)	3.258%(3)	10/11/28	(406)	(59)	(465)
Barclays	USD	6,963	3.271%(3)	Three Month LIBOR(2)	10/12/28	—	371	371
Barclays	USD	6,963	Three Month LIBOR(2)	3.271%(3)	10/12/28	(326)	(45)	(371)
Barclays	USD	5,979	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	187	187
Barclays	USD	5,979	Three Month LIBOR(2)	3.015%(3)	10/16/28	(145)	(42)	(187)
Barclays	USD	8,088	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(394)	(394)
Barclays	USD	8,088	3.217%(3)	Three Month LIBOR(2)	10/16/28	339	55	394
Barclays	USD	9,695	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	(473)	(473)
Barclays	USD	9,695	3.217%(3)	Three Month LIBOR(2)	10/16/28	407	66	473

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 449

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$		$
Barclays	USD	11,957	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	(462)	(462)
Barclays	USD	11,957	3.100%(3)	Three Month LIBOR(2)	10/16/28	379	83	462
Barclays	USD	6,363	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	313	313
Barclays	USD	6,363	Three Month LIBOR(2)	3.222%(3)	10/18/28	(269)	(44)	(313)
Barclays	USD	4,368	Three Month LIBOR(2)	3.264%(3)	10/22/28	(201)	(30)	(231)
Barclays	USD	4,368	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	231	231
Barclays	USD	8,494	Three Month LIBOR(2)	3.271%(3)	10/22/28	(396)	(58)	(454)
Barclays	USD	8,494	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	454	454
Barclays	USD	11,055	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(580)	(580)
Barclays	USD	11,055	3.259%(3)	Three Month LIBOR(2)	10/24/28	503	77	580
Barclays	USD	5,491	Three Month LIBOR(2)	3.210%(3)	10/25/28	(226)	(39)	(265)
Barclays	USD	5,491	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	265	265
Barclays	USD	7,163	Three Month LIBOR(2)	3.214%(3)	10/25/28	(297)	(51)	(348)
Barclays	USD	7,163	3.214%(3)	Three Month LIBOR(2)	10/25/28	—	348	348
Barclays	USD	251	3.167%(3)	Three Month LIBOR(2)	10/30/28	9	2	11
Barclays	USD	251	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	(11)	(11)
Barclays	USD	16,843	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	741	741
Barclays	USD	16,843	Three Month LIBOR(2)	3.160%(3)	10/30/28	(618)	(123)	(741)
Barclays	USD	10,427	Three Month LIBOR(2)	3.162%(3)	10/31/28	—	(460)	(460)
Barclays	USD	10,427	3.162%(3)	Three Month LIBOR(2)	10/31/28	386	74	460
Barclays	USD	59,562	Three Month LIBOR(2)	3.167%(3)	11/01/28	(2,221)	(434)	(2,655)
Barclays	USD	59,562	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	2,655	2,655
Barclays	USD	86,374	3.169%(3)	Three Month LIBOR(2)	11/01/28	3,229	629	3,858
Barclays	USD	86,374	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	(3,858)	(3,858)
Barclays	USD	7,762	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	(379)	(379)
Barclays	USD	7,762	3.216%(3)	Three Month LIBOR(2)	11/02/28	322	57	379
Barclays	USD	8,462	Three Month LIBOR(2)	3.236%(3)	11/05/28	(365)	(63)	(428)
Barclays	USD	8,462	3.236%(3)	Three Month LIBOR(2)	11/05/28	—	428	428
Barclays	USD	514	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	(25)	(25)
Barclays	USD	514	3.204%(3)	Three Month LIBOR(2)	11/07/28	21	4	25
Barclays	USD	5,381	3.229%(3)	Three Month LIBOR(2)	12/04/28	217	53	270
Barclays	USD	5,381	Three Month LIBOR(2)	3.229%(3)	12/04/28	—	(270)	(270)
Barclays	USD	5,912	Three Month LIBOR(2)	2.837%(3)	12/27/28	—	(92)	(92)
Barclays	USD	5,636	Three Month LIBOR(2)	2.772%(3)	12/28/28	—	(56)	(56)
Barclays	USD	5,910	2.779%(3)	Three Month LIBOR(2)	01/02/29	—	62	62
Barclays	USD	5,959	Three Month LIBOR(2)	2.575%(3)	01/07/29	—	46	46
Barclays	USD	8,968	Three Month LIBOR(2)	3.098%(3)	01/07/29	—	(346)	(346)
Barclays	USD	11,046	Three Month LIBOR(2)	2.693%(3)	01/07/29	—	(31)	(31)
Barclays	USD	11,907	Three Month LIBOR(2)	2.604%(3)	01/07/29	—	60	60
Barclays	USD	17,936	3.038%(3)	Three Month LIBOR(2)	01/07/29	—	596	596
Barclays	USD	2,393	2.616%(3)	Three Month LIBOR(2)	01/08/29	—	(10)	(10)
Barclays	USD	2,393	2.618%(3)	Three Month LIBOR(2)	01/08/29	—	(9)	(9)
Barclays	USD	10,111	2.675%(3)	Three Month LIBOR(2)	01/09/29	—	12	12
Barclays	USD	7,098	2.729%(3)	Three Month LIBOR(2)	01/10/29	—	43	43
Barclays	USD	13,370	2.758%(3)	Three Month LIBOR(2)	01/11/29	—	114	114
Barclays	USD	6,956	Three Month LIBOR(2)	2.730%(3)	01/15/29	—	(42)	(42)
Barclays	USD	19,407	Three Month LIBOR(2)	2.945%(3)	01/16/29	—	(487)	(487)
Barclays	USD	20,350	Three Month LIBOR(2)	2.711%(3)	01/16/29	—	(89)	(89)

See accompanying notes which are an integral part of this quarterly report.

450 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	38,814	2.880%(3)	Three Month LIBOR(2)	01/16/29	—	751	751
Barclays	USD	2,256	2.736%(3)	Three Month LIBOR(2)	01/17/29	—	15	15
Barclays	USD	18,552	2.763%(3)	Three Month LIBOR(2)	01/18/29	—	166	166
Barclays	USD	7,227	Three Month LIBOR(2)	2.745%(3)	01/22/29	—	(53)	(53)
Barclays	USD	16,735	Three Month LIBOR(2)	2.768%(3)	01/22/29	—	(157)	(157)
Barclays	USD	9,340	2.766%(3)	Three Month LIBOR(2)	01/23/29	—	87	87
Barclays	USD	3,747	2.783%(3)	Three Month LIBOR(2)	01/24/29	—	40	40
Barclays	USD	19,407	Three Month LIBOR(2)	2.945%(3)	01/24/29	—	(487)	(487)
Barclays	USD	38,814	2.880%(3)	Three Month LIBOR(2)	01/24/29	—	750	750
Barclays	USD	4,797	Three Month LIBOR(2)	2.803%(3)	01/25/29	—	(60)	(60)
Barclays	USD	3,192	2.777%(3)	Three Month LIBOR(2)	01/29/29	—	33	33
Barclays	USD	5,947	2.793%(3)	Three Month LIBOR(2)	01/30/29	—	70	70
Barclays	USD	3,589	Three Month LIBOR(2)	2.705%(3)	02/04/29	—	—	—
Barclays	USD	8,223	Three Month LIBOR(2)	2.650%(3)	02/04/29	—	—	—
Barclays	USD	86,731	2.850%(3)	Three Month LIBOR(2)	03/18/29	724	708	1,432
Barclays	USD	1,697	3.269%(3)	Three Month LIBOR(2)	10/25/48	150	16	166
Barclays	USD	1,697	Three Month LIBOR(2)	3.269%(3)	10/25/48	—	(166)	(166)
Barclays	USD	14,288	3.200%(3)	Three Month LIBOR(2)	12/19/48	77	1,123	1,200
Barclays	USD	14,288	Three Month LIBOR(2)	3.200%(3)	12/19/48	(1,045)	(155)	(1,200)
Barclays	USD	21,050	2.950%(3)	Three Month LIBOR(2)	03/18/49	442	221	663
Citigroup	USD	2,500	2.796%(3)	Three Month LIBOR(2)	12/27/20	—	8	8
			Six Month
Citigroup	EUR	140	EUROBOR(3)	0.000%(4)	02/01/28	—	—	—
Citigroup	EUR	140	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	7	7
			Brazil Interbank
JPMorgan Chase	BRL	1,700	Deposit Rate(5)	9.305%(5)	01/04/21	—	(22)	(22)
			Brazil Interbank
JPMorgan Chase	BRL	19,400	Deposit Rate(5)	8.775%(5)	01/04/21	—	(235)	(235)
JPMorgan Chase	HUF	383,300	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	28	28
JPMorgan Chase	HUF	187,700	Six Month BUBOR(3)	1.200%(4)	05/10/23	—	7	7
JPMorgan Chase	HUF	240,000	Six Month BUBOR(3)	1.980%(4)	06/26/23	—	(19)	(19)
			Six Month
JPMorgan Chase	EUR	63	EUROBOR(3)	1.339%(4)	03/05/28	—	—	—
Morgan Stanley	USD	4,300	2.613%(3)	Three Month LIBOR(2)	02/04/21	—	—	—
Morgan Stanley	USD	3,700	Three Month LIBOR(2)	3.093%(3)	09/25/23	—	(90)	(90)
Morgan Stanley	EUR	810	1.003%(4)	Six Month EUROBOR(3)	10/24/28	—	33	33
			Six Month
Morgan Stanley	EUR	810	EUROBOR(3)	0.000%(4)	10/24/28	—	—	—
Morgan Stanley	EUR	950	0.000%(4)	Six Month EUROBOR(3)	01/30/29	—	—	—
			Six Month
Morgan Stanley	EUR	950	EUROBOR(3)	0.743%(4)	01/30/29	—	(9)	(9)
Total Open Interest Rate Swap Contracts (å)						8,943	(12,649)	(3,706)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 451

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
AES Corporation	Goldman Sachs	Sell	1.227%	USD	600	5.000%(2)	06/20/24	114	(3)	111
Ally Financial Inc.	Goldman Sachs	Sell	1.367%	USD	840	5.000%(2)	12/20/23	135	1	136
American Airlines	JPMorgan Chase	Sell	0.728%	USD	150	5.000%(2)	06/20/20	8	1	9
Anglo American PLC	BNP Paribas	Sell	1.634%	EUR	250	5.000%(2)	12/20/24	53	1	54
Anglo American PLC	Credit Suisse	Sell	1.634%	EUR	250	5.000%(2)	12/20/24	54	—	54
ArcelorMittal	JPMorgan Chase	Sell	1.301%	EUR	650	5.000%(2)	06/20/22	90	2	92
ArcelorMittal	Barclays	Sell	1.743%	EUR	415	5.000%(2)	06/20/23	75	(9)	66
ArcelorMittal	JPMorgan Chase	Sell	1.949%	EUR	175	5.000%(2)	12/20/23	34	(5)	29
Avis	Goldman Sachs	Sell	4.502%	USD	400	5.000%(2)	06/20/24	(2)	11	9
Barclays	JPMorgan Chase	Sell	0.740%	EUR	410	1.000%(2)	12/20/23	7	(1)	6
Barclays	BNP Paribas	Sell	0.760%	EUR	490	1.000%(2)	06/20/19	2	(1)	1
Barclays	BNP Paribas	Sell	1.647%	EUR	670	1.000%(2)	12/20/23	(6)	(18)	(24)
Calpine	Goldman Sachs	Sell	3.180%	USD	600	5.000%(2)	12/20/23	20	27	47
Canadian Natural
Resources	Goldman Sachs	Sell	0.996%	USD	160	1.000%(2)	06/20/24	(5)	5	—
Canadian Natural
Resources	Goldman Sachs	Sell	0.996%	USD	170	1.000%(2)	06/20/24	(5)	5	—
Canadian Natural
Resources	BNP Paribas	Sell	1.086%	USD	170	1.000%(2)	12/20/24	(5)	4	(1)
Canadian Natural
Resources	BNP Paribas	Sell	1.086%	USD	100	1.000%(2)	12/20/24	(3)	3	—
Canadian Natural
Resources	Citigroup	Sell	1.086%	USD	350	1.000%(2)	12/20/24	2	(4)	(2)
CenturyLink, Inc.	JPMorgan Chase	Sell	4.580%	USD	638	1.000%(2)	06/20/24	(106)	5	(101)
CVS Health	BNP Paribas	Sell	0.565%	USD	1,235	1.000%(2)	06/20/23	15	7	22
CVS Health	Goldman Sachs	Sell	0.643%	USD	475	1.000%(2)	12/20/23	7	1	8
Danske Bank	Barclays	Sell	0.715%	EUR	630	1.000%(2)	12/20/23	6	4	10
Fiat S. p. A.	Goldman Sachs	Sell	1.836%	EUR	450	5.000%(2)	06/20/24	79	6	85
Goodyear Tire &
Rubber Co.	Credit Suisse	Sell	2.978%	USD	300	5.000%(2)	06/20/24	26	2	28
International Lease
Finance Co.	Citigroup	Sell	1.523%	USD	900	5.000%(2)	12/20/24	178	(14)	164
International Paper Co.	JPMorgan Chase	Sell	0.511%	USD	280	1.000%(2)	06/20/23	2	4	6
International Paper Co.	JPMorgan Chase	Sell	0.511%	USD	320	1.000%(2)	06/20/23	3	3	6
International Paper Co.	JPMorgan Chase	Sell	0.584%	USD	1,000	1.000%(2)	12/20/23	8	11	19
Jaguar Land Rover	Goldman Sachs	Sell	6.927%	EUR	115	5.000%(2)	12/20/21	6	(13)	(7)
L Brands, Inc.	Goldman Sachs	Sell	3.439%	USD	250	1.000%(2)	06/20/24	(27)	(1)	(28)
L Brands, Inc.	Goldman Sachs	Sell	3.439%	USD	150	1.000%(2)	06/20/24	(12)	(5)	(17)
L Brands, Inc.	Goldman Sachs	Sell	3.439%	USD	225	1.000%(2)	06/20/24	(19)	(6)	(25)
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	111	(1.000%)(2)	12/20/23	3	—	3
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	56	(1.000%)(2)	12/20/23	2	(1)	1
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	105	(1.000%)(2)	12/20/23	3	—	3
Newell Brands	JPMorgan Chase	Purchase	1.589%	USD	111	(1.000%)(2)	12/20/23	3	—	3
Telecom Italia SPA	JPMorgan Chase	Sell	2.318%	EUR	300	1.000%(2)	06/20/22	(18)	3	(15)
Telecom Italia SPA	Morgan Stanley	Sell	3.267%	EUR	225	1.000%(2)	06/20/24	(31)	2	(29)
ThyssenKrupp AG	Citigroup	Sell	1.502%	EUR	250	1.000%(2)	06/20/22	(5)	—	(5)
Toll Brothers	Goldman Sachs	Sell	1.628%	USD	200	1.000%(2)	12/20/23	(6)	—	(6)
Total Open Corporate Issues Contracts								685	27	712

See accompanying notes which are an integral part of this quarterly report.

452 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
Credit Indices
						Fund
						(Pays)/		Premiums
		Purchase/Sell		Notional		Receives	Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection		Amount		Fixed Rate	Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Morgan Stanley	Sell		USD	42,000	1.000%(2)	12/20/23	(1,451)	171	(1,280)
CDX NA High Yield
Index	BNP Paribas	Purchase		USD	1,470	(5.000%)(2)	12/20/23	(52)	(35)	(87)
CDX NA High Yield
Index	Morgan Stanley	Sell		USD	36,260	5.000%(2)	12/20/23	1,526	668	2,194
CDX NA Investment
Grade Index	BNP Paribas	Sell		USD	195	1.000%(2)	12/20/23	2	1	3
CDX NA Investment
Grade Index	BNP Paribas	Sell		USD	184	1.000%(2)	12/20/23	2	1	3
CDX NA Investment
Grade Index	Citigroup	Sell		USD	3,675	1.000%(2)	12/20/23	42	13	55
CDX NA Investment
Grade Index	Goldman Sachs	Sell		USD	97	1.000%(2)	12/20/23	1	—	1
CDX NA Investment
Grade Index	Goldman Sachs	Sell		USD	195	1.000%(2)	12/20/23	2	1	3
CDX NA Investment
Grade Index	Morgan Stanley	Sell		USD	57,000	1.000%(2)	12/20/23	1,011	(140)	871
CMBX NA Index	Bank of America	Sell		USD	52	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Bank of America	Sell		USD	163	3.000%(2)	05/11/63	(19)	(3)	(22)
CMBX NA Index	Bank of America	Sell		USD	186	3.000%(2)	05/11/63	(22)	(3)	(25)
CMBX NA Index	Barclays	Sell		USD	7,000	3.000%(2)	05/11/63	(705)	(221)	(926)
CMBX NA Index	Citigroup	Sell		USD	41	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Citigroup	Sell		USD	2	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Purchase		USD	28	(2.000%)(2)	05/11/63	—	1	1
CMBX NA Index	Citigroup	Sell		USD	28	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Citigroup	Sell		USD	56	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Citigroup	Sell		USD	34	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Citigroup	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell		USD	84	3.000%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Credit Suisse	Sell		USD	199	3.000%(2)	05/11/63	(30)	4	(26)
CMBX NA Index	Credit Suisse	Sell		USD	265	3.000%(2)	05/11/63	(44)	9	(35)
CMBX NA Index	Credit Suisse	Sell		USD	110	3.000%(2)	05/11/63	(12)	(3)	(15)
CMBX NA Index	Credit Suisse	Sell		USD	49	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	689	3.000%(2)	05/11/63	(108)	17	(91)
CMBX NA Index	Credit Suisse	Sell		USD	245	3.000%(2)	05/11/63	(29)	(3)	(32)
CMBX NA Index	Credit Suisse	Purchase		USD	34	(3.000%)(2)	01/17/47	3	(1)	2
CMBX NA Index	Credit Suisse	Sell		USD	69	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Credit Suisse	Sell		USD	54	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Credit Suisse	Sell		USD	41	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Credit Suisse	Sell		USD	205	3.000%(2)	05/11/63	(23)	(4)	(27)
CMBX NA Index	Credit Suisse	Sell		USD	20	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000%(2)	05/11/63	(4)	(2)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	56	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Credit Suisse	Sell		USD	108	3.000%(2)	05/11/63	(10)	(4)	(14)
CMBX NA Index	Credit Suisse	Sell		USD	102	3.000%(2)	05/11/63	(17)	4	(13)
CMBX NA Index	Credit Suisse	Sell		USD	98	3.000%(2)	05/11/63	(13)	—	(13)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 453

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Credit Suisse	Sell		USD	102	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Credit Suisse	Sell		USD	372	3.000%(2)	05/11/63	(50)	1	(49)
CMBX NA Index	Goldman Sachs	Sell		USD	4,544	3.000%(2)	05/11/63	(442)	(159)	(601)
CMBX NA Index	Goldman Sachs	Sell		USD	222	3.000%(2)	05/11/63	(33)	4	(29)
CMBX NA Index	Goldman Sachs	Sell		USD	57	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Goldman Sachs	Sell		USD	20	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Goldman Sachs	Sell		USD	15,000	3.000%(2)	05/11/63	(1,502)	(482)	(1,984)
CMBX NA Index	Goldman Sachs	Sell		USD	50	3.000%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Goldman Sachs	Sell		USD	193	3.000%(2)	05/11/63	(29)	3	(26)
CMBX NA Index	Goldman Sachs	Sell		USD	40	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell		USD	1,442	3.000%(2)	05/11/63	(233)	42	(191)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000%(2)	05/11/63	(710)	115	(595)
CMBX NA Index	JPMorgan Chase	Sell		USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000%(2)	05/11/63	(176)	35	(141)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000%(2)	05/11/63	(178)	37	(141)
CMBX NA Index	JPMorgan Chase	Sell		USD	14	3.000%(2)	05/11/63	(1)	(1)	(2)
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000%)(2)	01/17/47	4	(1)	3
CMBX NA Index	JPMorgan Chase	Sell		USD	27	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	JPMorgan Chase	Sell		USD	38	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	36	3.000%(2)	05/11/63	(3)	(2)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	69	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000%(2)	05/11/63	(85)	12	(73)
CMBX NA Index	JPMorgan Chase	Sell		USD	75	3.000%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	75	3.000%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	96	3.000%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	97	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	267	3.000%(2)	05/11/63	(31)	(4)	(35)
CMBX NA Index	JPMorgan Chase	Sell		USD	356	3.000%(2)	05/11/63	(47)	—	(47)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	11	3.000%(2)	05/11/63	(2)	1	(1)
CMBX NA Index	JPMorgan Chase	Sell		USD	53	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	JPMorgan Chase	Sell		USD	78	3.000%(2)	05/11/63	(11)	1	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	21	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	JPMorgan Chase	Sell		USD	100	3.000%(2)	05/11/63	(14)	1	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	185	3.000%(2)	05/11/63	(29)	5	(24)
CMBX NA Index	JPMorgan Chase	Purchase		USD	94	(3.000%)(2)	01/17/47	6	(1)	5
CMBX NA Index	JPMorgan Chase	Sell		USD	6,875	3.000%(2)	05/11/63	(984)	75	(909)
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000%)(2)	01/17/47	4	(1)	3
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000%(2)	05/11/63	(85)	12	(73)
CMBX NA Index	JPMorgan Chase	Sell		USD	82	3.000%(2)	05/11/63	(13)	2	(11)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,100	3.000%(2)	05/11/63	(169)	23	(146)
CMBX NA Index	JPMorgan Chase	Sell		USD	364	3.000%(2)	05/11/63	(53)	5	(48)
CMBX NA Index	JPMorgan Chase	Sell		USD	233	3.000%(2)	05/11/63	(35)	4	(31)
CMBX NA Index	JPMorgan Chase	Sell		USD	86	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Sell		USD	154	3.000%(2)	05/11/63	(25)	5	(20)
CMBX NA Index	Merrill Lynch	Sell		USD	586	3.000%(2)	05/11/63	(65)	(13)	(78)
CMBX NA Index	Morgan Stanley	Sell		USD	66	3.000%(2)	05/11/63	(8)	(1)	(9)

See accompanying notes which are an integral part of this quarterly report.

454 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives	Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Morgan Stanley	Sell		USD	77	3.000%(2)	05/11/63	(7)	(3)	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	79	3.000%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	364	3.000%(2)	05/11/63	(53)	5	(48)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000%(2)	05/11/63	(56)	10	(46)
CMBX NA Index	Morgan Stanley	Sell		USD	94	3.000%(2)	05/11/63	(14)	2	(12)
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	47	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	45	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	34	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	17	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	65	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	143	3.000%(2)	05/11/63	(22)	3	(19)
CMBX NA Index	Morgan Stanley	Sell		USD	46	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	49	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	31	3.000%(2)	05/11/63	(5)	1	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	33	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	134	3.000%(2)	05/11/63	(17)	(1)	(18)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000%(2)	05/11/63	(7)	1	(6)
CMBX NA Index	Morgan Stanley	Purchase		USD	99	(3.000%)(2)	01/17/47	6	(1)	5
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	123	3.000%(2)	05/11/63	(17)	1	(16)
CMBX NA Index	Morgan Stanley	Sell		USD	351	3.000%(2)	01/17/47	(27)	9	(18)
CMBX NA Index	Morgan Stanley	Sell		USD	28	2.000%(2)	05/11/63	—	(1)	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	189	3.000%(2)	05/11/63	(28)	3	(25)
CMBX NA Index	Morgan Stanley	Sell		USD	55	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000%(2)	05/11/63	(12)	(1)	(13)
iTraxx Europe
Crossover Index	Goldman Sachs	Purchase		EUR	1,258	(5.000%)(2)	12/20/23	(100)	(19)	(119)
Total Open Credit Indices Contracts (å)								(5,550)	157	(5,393)
Total Open Credit Default Swap Contracts (å)								(4,865)	184	(4,681)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$5,920	$—	$—	$5,920
Corporate Bonds and Notes	—	87,797	—	—	87,797
International Debt	—	54,826	233	—	55,059
Loan Agreements	—	51,286	—	—	51,286
Mortgage-Backed Securities	—	380,910	9,144	—	390,054
Non-US Bonds	—	78,142	—	—	78,142
United States Government Treasuries	—	564	—	—	564
Common Stocks

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 455

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Consumer Discretionary	73,725	71,570	—	—	145,295
Consumer Staples	17,209	13,375	—	—	30,584
Energy	36,521	22,092	—	—	58,613
Financial Services	212,823	129,871	5	—	342,699
Health Care	77,388	18,371	—	—	95,759
Materials and Processing	86,157	47,562	—	—	133,719
Producer Durables	87,957	66,845	—	—	154,802
Technology	190,855	44,173	—	—	235,028
Utilities	69,352	36,440	—	—	105,792
Preferred Stocks	3,456	8,481	—	—	11,937
Options Purchased	2,309	1,230	—	—	3,539
Warrants & Rights	7	—	—	—	7
Short-Term Investments	—	79,123	—	206,879	286,002
Other Securities	—	—	—	51,598	51,598
Total Investments	857,759	1,198,578	9,382	258,477	2,324,196
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts	32,219	—	—	—	32,219
Foreign Currency Exchange Contracts	14	6,791	—	—	6,805
Interest Rate Swap Contracts	—	43,040	—	—	43,040
Credit Default Swap Contracts	—	4,121	—	—	4,121
Total Return Swap Contracts	—	2,374	—	—	2,374

Liabilities
Futures Contracts	(42,482)	—	—	—	(42,482)
Options Written	(2,056)	(1,332)	—	—	(3,388)
Foreign Currency Exchange Contracts	(13)	(7,851)	—	—	(7,864)
Interest Rate Swap Contracts	—	(46,746)	—	—	(46,746)
Credit Default Swap Contracts	—	(8,802)	—	—	(8,802)

Total Other Financial Instruments*	$(12,318)	$(8,405)	$—	$—	$(20,723)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

456 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	2,891
Australia	18,652
Austria	3,219
Belgium	547
Bermuda	1,444
Brazil	19,936
Canada	63,297
Cayman Islands	5,592
Chile	4,825
China	90,470
Colombia	6,172
Czech Republic	3,182
Denmark	12,921
Finland	639
France	28,576
Georgia	165
Germany	23,872
Greece	1,517
Guernsey	2,423
Hong Kong	24,668
Hungary	2,521
India	9,032
Indonesia	6,587
Ireland	4,734
Isle of Man	92
Israel	1,830
Italy	7,717
Japan	143,182
Jersey	2,370
Luxembourg	7,924
Marshall Islands	2,164
Mexico	12,819
Monaco	930
Netherlands	7,503
Norway	2,230
Peru	2,441
Poland	1,051
Portugal	1,790
Puerto Rico	5,296
Romania	1,650
Russia	28,759
Singapore	8,195
South Africa	14,888
South Korea	35,881
Spain	8,243
Sweden	4,275
Switzerland	1,504
Taiwan	13,724
Thailand	7,507
Turkey	8,182
Ukraine	2,202
United Arab Emirates	711
United Kingdom	40,760
United States	1,603,609

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 457

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Virgin Islands, British	6,885
Total Investments	2,324,196

See accompanying notes which are an integral part of this quarterly report.

458 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.6%			Bunge, Ltd.	647	36
Consumer Discretionary - 14.4%			Campbell Soup Co.	2,795	99
Advance Auto Parts, Inc.	343	55	Coca-Cola Co. (The)(í)	14,199	683
Amazon. com, Inc. (í)(Æ)	1,541	2,649	Colgate-Palmolive Co.	3,651	236
AMC Networks, Inc. Class A(Æ)	208	13	Constellation Brands, Inc. Class A	748	130
AutoNation, Inc. (Æ)	793	31	CVS Health Corp.	7,981	523
Best Buy Co. , Inc.	2,196	130	Herbalife Nutrition, Ltd. (Æ)	718	43
Capri Holdings, Ltd. (Æ)	852	36	Hormel Foods Corp.	4,652	197
CarMax, Inc. (Æ)	2,143	126	Kimberly-Clark Corp.	2,441	272
Comcast Corp. Class A(í)	23,631	864	Kraft Heinz Co. (The)	3,176	153
Costco Wholesale Corp.	2,288	491	Molson Coors Brewing Co. Class B	1,487	99
Dick's Sporting Goods, Inc.	336	12	Mondelez International, Inc. Class A	8,976	415
Dillard's, Inc. Class A	2,907	194	Nu Skin Enterprises, Inc. Class A	284	19
Dollar General Corp.	1,953	225	PepsiCo, Inc. (í)	7,330	826
DR Horton, Inc.	2,712	104	Procter & Gamble Co. (The)(í)	9,891	954
eBay, Inc.	9,246	311	Sprouts Farmers Market, Inc. (Æ)	2,538	61
Expedia, Inc.	525	63	Tyson Foods, Inc. Class A	2,406	149
Fitbit, Inc. Class A(Æ)	11,794	73			5,455
Ford Motor Co.	20,117	177
GameStop Corp. Class A	6,563	74	Energy - 5.0%
Gap, Inc. (The)	3,571	91	Anadarko Petroleum Corp.	3,863	183
Gentex Corp.	3,254	69	Apache Corp.	2,959	97
Goodyear Tire & Rubber Co. (The)	2,724	58	Chesapeake Energy Corp. (Æ)	4,080	12
Graham Holdings Co. Class B	55	37	Chevron Corp. (í)	8,004	918
H&R Block, Inc.	2,631	62	ConocoPhillips	7,141	483
Hasbro, Inc.	1,340	121	EQT Corp.	2,257	44
Home Depot, Inc. (The)(í)	7,142	1,311	Exxon Mobil Corp. (í)	16,412	1,203
Kohl's Corp.	1,853	127	First Solar, Inc. (Æ)	501	25
Lear Corp.	963	148	Halliburton Co.	7,518	236
Lennar Corp. Class A	954	45	Helmerich & Payne, Inc.	1,227	69
Madison Square Garden Co. (The) Class A(Æ)	107	30	HollyFrontier Corp.	948	53
McDonald's Corp. (í)	4,825	863	Marathon Petroleum Corp.	1,810	120
Murphy USA, Inc. (Æ)	1,379	101	McDermott International, Inc. (Æ)	1,576	14
Netflix, Inc. (Æ)	1,596	542	Noble Corp. PLC(Æ)	1,228	4
Nike, Inc. Class B	7,040	576	Occidental Petroleum Corp.	4,358	291
Penske Automotive Group, Inc.	414	19	Rowan Cos. PLC Class A(Æ)	5,590	68
PulteGroup, Inc.	2,943	82	Schlumberger, Ltd. (í)	5,492	243
PVH Corp.	797	87	SM Energy Co.	785	15
Qurate Retail, Inc. Class A(Æ)	1,594	35	Southwestern Energy Co. (Æ)	2,804	12
Sally Beauty Holdings, Inc. (Æ)	936	16	Transocean, Ltd. (Æ)	5,725	49
Signet Jewelers, Ltd.	633	15	Valero Energy Corp.	4,311	379
Skechers U. S. A. , Inc. Class A(Æ)	972	26	Williams Cos. , Inc. (The)	3,763	101
Starbucks Corp.	6,043	412			4,619
TEGNA, Inc.	1,865	22
Thor Industries, Inc.	389	25	Financial Services - 19.7%
Tiffany & Co.	1,156	103	Affiliated Managers Group, Inc.	809	85
TJX Cos. , Inc.	8,562	426	Alliance Data Systems Corp.	375	67
Twenty-First Century Fox, Inc. Class A	9,594	473	Ally Financial, Inc.	1,926	50
Urban Outfitters, Inc. (Æ)	2,305	75	American Express Co. (í)	5,745	590
Vista Outdoor, Inc. (Æ)	4,298	43	American International Group, Inc.	7,043	304
Wal-Mart Stores, Inc. (í)	7,308	700	American National Insurance Co.	2,476	345
Walt Disney Co. (The)(í)	6,552	731	American Tower Corp. (ö)	1,696	293
Whirlpool Corp.	556	74	Apartment Investment & Management Co.
Williams-Sonoma, Inc.	266	15	Class A(ö)	2,311	114
Wyndham Destinations, Inc.	1,432	60	Artisan Partners Asset Management, Inc.
Wyndham Hotels & Resorts, Inc.	1,432	70	Class A	1,434	33
		13,318	Assurant, Inc.	1,255	121
			Assured Guaranty, Ltd.	7,821	317
Consumer Staples - 5.9%			Bank of America Corp. (í)	40,974	1,167
Altria Group, Inc. (í)	11,356	560	Berkshire Hathaway, Inc. Class B(í)(Æ)	7,146	1,469

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 459

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cboe Global Markets, Inc.	703	66	WR Berkley Corp.	1,829	141
CBRE Group, Inc. Class A(Æ)	1,953	89	Zions Bancorp NA	3,898	186
Chimera Investment Corp. (ö)	445	8			18,213
Cincinnati Financial Corp.	2,954	240
Citigroup, Inc. (í)	10,669	688	Health Care - 12.9%
Comerica, Inc.	912	72	Abbott Laboratories(í)	6,292	459
CoreCivic, Inc. (Æ)	2,201	44	AbbVie, Inc. (í)	6,502	522
Credit Acceptance Corp. (Æ)	340	135	Acadia Healthcare Co. , Inc. (Æ)	954	26
Crown Castle International Corp. (ö)	1,569	184	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	89
Duke Realty Corp. (ö)	4,212	123	Amgen, Inc. (í)	2,660	498
E*Trade Financial Corp.	3,806	178	Baxter International, Inc.	3,624	263
Eaton Vance Corp.	3,634	140	Biogen, Inc. (Æ)	894	298
Equifax, Inc.	652	70	Bristol-Myers Squibb Co.	6,720	332
Federal Realty Investment Trust(ö)	676	90	Bruker Corp.	746	26
Federated Investors, Inc. Class B	2,001	52	Centene Corp. (Æ)	1,974	258
Fidelity National Financial, Inc.	4,299	155	Cigna Corp.	3,355	670
Fidelity National Information Services, Inc.	1,890	198	Dentsply Sirona, Inc.	2,613	110
First Hawaiian, Inc.	4,166	107	DexCom, Inc. (Æ)	534	75
Goldman Sachs Group, Inc. (The)	2,060	408	Eli Lilly & Co.	4,646	557
Granite Point Mortgage Trust, Inc. (ö)	718	14	Gilead Sciences, Inc. (í)	4,739	332
Huntington Bancshares, Inc.	10,892	144	HCA Healthcare, Inc.	2,770	386
Intercontinental Exchange, Inc.	2,404	185	Henry Schein, Inc. (Æ)	2,414	188
Jefferies Financial Group, Inc. (Æ)	2,584	54	Hill-Rom Holdings, Inc.	428	43
JPMorgan Chase & Co. (í)	15,215	1,575	Humana, Inc.	606	187
Kilroy Realty Corp. (ö)	1,430	101	IDEXX Laboratories, Inc. (Æ)	1,149	244
Lamar Advertising Co. Class A(ö)	451	34	Johnson & Johnson(í)	10,220	1,360
Legg Mason, Inc.	2,165	65	Mallinckrodt PLC(Æ)	560	12
Lincoln National Corp.	2,048	120	MEDNAX, Inc. (Æ)	494	18
MarketAxess Holdings, Inc.	102	22	Medtronic PLC(í)	6,574	581
MasterCard, Inc. Class A(í)	5,529	1,167	Merck & Co. , Inc. (í)	11,486	855
MetLife, Inc.	5,869	268	Patterson Cos. , Inc.	1,312	29
Morningstar, Inc.	801	99	PerkinElmer, Inc.	2,078	188
Nasdaq, Inc.	2,180	192	Pfizer, Inc. (í)	22,457	953
Navient Corp.	7,908	90	Premier, Inc. Class A(Æ)	1,649	66
Old Republic International Corp.	1,160	23	Regeneron Pharmaceuticals, Inc. (Æ)	729	313
OneMain Holdings, Inc. (Æ)	486	15	ResMed, Inc.	905	86
PayPal Holdings, Inc. (Æ)	4,512	401	United Therapeutics Corp. (Æ)	369	42
People's United Financial, Inc.	6,598	108	UnitedHealth Group, Inc. (í)	5,469	1,478
Popular, Inc.	7,049	385	Universal Health Services, Inc. Class B	390	52
Public Storage(ö)	857	182	Varex Imaging Corp. (Æ)	514	15
Raymond James Financial, Inc.	1,782	143	Varian Medical Systems, Inc. (Æ)	1,286	170
Realty Income Corp. (ö)	1,064	73	WellCare Health Plans, Inc. (Æ)	586	162
RenaissanceRe Holdings, Ltd.	1,137	157			11,943
Retail Value, Inc. (ö)	171	5
SBA Communications Corp. (ö)	1,024	187	Materials and Processing - 2.9%
SEI Investments Co.	2,545	121	Albemarle Corp.	1,165	94
Simon Property Group, Inc. (ö)	2,011	366	Ball Corp.	2,894	151
SITE Centers Corp. (ö)	1,673	22	Bemis Co. , Inc.	1,486	73
SL Green Realty Corp. (ö)	803	74	Cabot Corp.	555	26
TD Ameritrade Holding Corp.	4,170	233	Domtar Corp.	3,671	172
Torchmark Corp.	2,250	188	DowDuPont, Inc. (í)	11,462	617
Total System Services, Inc.	2,437	218	Element Solutions, Inc. (Æ)	1,793	20
Two Harbors Investment Corp. (ö)	3,792	55	FMC Corp.	1,114	89
Unum Group	4,788	166	Freeport-McMoRan, Inc.	6,395	74
US Bancorp	8,078	413	Huntsman Corp.	1,323	29
Visa, Inc. Class A(í)	6,920	934	International Flavors & Fragrances, Inc.	520	74
Weingarten Realty Investors(ö)	1,406	40	Linde PLC	1,879	306
Wells Fargo & Co. (í)	21,939	1,073	Masco Corp.	3,011	98
Weyerhaeuser Co. (ö)	3,853	101	Newmont Mining Corp.	2,293	78
White Mountains Insurance Group, Ltd.	79	71	Owens Corning	3,374	177

See accompanying notes which are an integral part of this quarterly report.

460 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Owens-Illinois, Inc.	1,379	28	Xylem, Inc.	2,411	172
Packaging Corp. of America	995	94			10,215
Reliance Steel & Aluminum Co.	589	48
Royal Gold, Inc.	1,227	107	Technology - 20.7%
Sealed Air Corp.	2,145	85	Akamai Technologies, Inc. (Æ)	1,200	78
USG Corp.	1,916	83	Alphabet, Inc. Class A(í)(Æ)	1,108	1,247
Vulcan Materials Co.	817	83	Alphabet, Inc. Class C(í)(Æ)	1,130	1,262
Westrock Co.	1,507	61	Analog Devices, Inc.	4,770	472
		2,667	Ansys, Inc. (Æ)	309	51
			Apple, Inc. (í)	20,321	3,382
Producer Durables - 11.1%			Avnet, Inc.	1,478	61
3M Co. (í)	3,637	728	Black Knight, Inc. (Æ)	1,318	65
Accenture PLC Class A	2,894	444	Broadcom, Inc.	1,569	421
AECOM(Æ)	197	6	Cadence Design Systems, Inc. (Æ)	4,151	199
AGCO Corp.	898	58	Cars. com, Inc. (Æ)	621	17
Air Lease Corp. Class A	479	18	Cisco Systems, Inc. (í)	22,800	1,078
Allison Transmission Holdings, Inc. Class A	500	24	Dolby Laboratories, Inc. Class A	2,646	171
Ametek, Inc.	1,190	87	DXC Technology Co.	3,358	215
Arcosa, Inc.	2,063	61	EchoStar Corp. Class A(Æ)	2,765	113
Avery Dennison Corp.	1,187	124	Electronic Arts, Inc. (Æ)	2,871	265
Boeing Co. (The)(í)	3,887	1,499	Facebook, Inc. Class A(í)(Æ)	9,482	1,581
Booz Allen Hamilton Holding Corp. Class A	1,211	59	Harris Corp.	882	135
Caterpillar, Inc. (í)	3,445	459	Hewlett Packard Enterprise Co.	12,289	192
Cintas Corp.	713	134	HP, Inc. (Æ)	12,517	276
Delta Air Lines, Inc.	3,365	166	Inovalon Holdings, Inc. Class A(Æ)	6,491	93
Emerson Electric Co.	5,220	342	Intel Corp. (í)	17,580	828
Flir Systems, Inc.	1,971	96	International Business Machines Corp. (í)	3,120	419
Flowserve Corp.	2,221	98	Lam Research Corp.	1,534	260
Garrett Motion, Inc. (Æ)	317	5	Leidos Holdings, Inc.	900	52
General Electric Co. (í)	31,790	323	Marvell Technology Group, Ltd.	1,954	36
Honeywell International, Inc.	3,174	456	Maxim Integrated Products, Inc.	1,820	99
IDEX Corp.	1,701	234	Microchip Technology, Inc.	2,413	194
Jacobs Engineering Group, Inc.	2,018	131	Micron Technology, Inc. (Æ)	7,727	295
KBR, Inc.	9,983	172	Microsoft Corp. (í)	29,554	3,086
Kirby Corp. (Æ)	352	26	NVIDIA Corp.	1,937	278
L3 Technologies, Inc.	1,268	250	Oracle Corp. (í)	15,345	771
LSC Communications, Inc.	4,111	33	Perspecta, Inc.	834	17
Mettler-Toledo International, Inc. (Æ)	350	223	QUALCOMM, Inc. (í)	7,434	368
Oshkosh Corp.	1,097	82	Resideo Technologies, Inc. (Æ)	529	12
Pitney Bowes, Inc.	2,023	15	Skyworks Solutions, Inc.	909	66
Quanta Services, Inc.	3,211	113	Tableau Software, Inc. Class A(Æ)	330	42
Robert Half International, Inc.	1,651	106	Teradyne, Inc.	2,531	91
Ryder System, Inc.	494	29	Texas Instruments, Inc.	4,185	421
Snap-on, Inc.	769	128	Twilio, Inc. Class A(Æ)	1,401	156
Southwest Airlines Co.	2,606	148	VeriSign, Inc. (Æ)	1,322	224
Spirit Airlines, Inc. (Æ)	2,505	147	VMware, Inc. Class A	362	55
Square, Inc. Class A(Æ)	1,552	111	Yelp, Inc. Class A(Æ)	592	22
Stericycle, Inc. (Æ)	773	34			19,166
Terex Corp.	1,361	42
Textron, Inc.	2,068	110	Utilities - 5.0%
TransDigm Group, Inc. (Æ)	332	130	Ameren Corp.	3,737	259
Trimble Navigation, Ltd. (Æ)	1,732	65	American Electric Power Co. , Inc.	4,068	322
Trinity Industries, Inc.	6,189	145	AT&T, Inc. (í)	28,530	858
Union Pacific Corp. (í)	5,311	845	CMS Energy Corp.	5,662	295
United Continental Holdings, Inc. (Æ)	1,529	133	Dominion Energy, Inc.	1,756	123
United Parcel Service, Inc. Class B	4,184	441	Duke Energy Corp.	5,084	446
United Technologies Corp. (í)	5,010	592	Equitrans Midstream Corp.	1,805	37
Waters Corp. (Æ)	1,268	293	Evergy, Inc.	1,532	88
WESCO International, Inc. (Æ)	1,491	78	Exelon Corp.	10,298	492
			FirstEnergy Corp.	1,801	71

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 461

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Frontier Communications Corp. (Æ)		525	1
GCI Liberty, Inc. Class A(Æ)		135	7
Hawaiian Electric Industries, Inc.		5,134	191
MDU Resources Group, Inc.		734	19
NiSource, Inc.		4,424	121
NRG Energy, Inc.		5,010	205
OGE Energy Corp.		508	21
Pinnacle West Capital Corp.		2,205	194
Verizon Communications, Inc. (í)		15,811	870
			4,620

Total Common Stocks
(cost $50,656)			90,216

Options Purchased - 0.6%
(Number of Contracts)
SPX Volatility Index
Goldman Sachs Mar 2019 21.00 Call	USD	143 (ÿ)	7
(68) Goldman Sachs Mar 2019 24.00 Call
(102)	USD	245 (ÿ)	6
Goldman Sachs Mar 2019 27.00 Call	USD	551 (ÿ)	8
(204) Goldman Sachs Apr 2019 24.00 Call
(68)	USD	163 (ÿ)	6
Goldman Sachs Apr 2019 25.00 Call	USD	255 (ÿ)	7
(102) Goldman Sachs Apr 2019 30.00 Call
(204)	USD	612 (ÿ)	8
Goldman Sachs May 2019 25.00 Call	USD	170 (ÿ)	6
(68) Goldman Sachs May 2019 30.00 Call
(204)	USD	612 (ÿ)	11
Goldman Sachs Feb 2019 17.00 Put	USD	231 (ÿ)	15
(136) Goldman Sachs Feb 2019 19.00 Put
(102)	USD	194 (ÿ)	26
Goldman Sachs Feb 2019 25.00 Put	USD	510 (ÿ)	163
(204) Goldman Sachs Mar 2019 20.00 Put
(238)	USD	476 (ÿ)	81
Goldman Sachs Mar 2019 24.00 Put	USD	490 (ÿ)	139
(204) Goldman Sachs Apr 2019 20.00 Put
(136)	USD	272 (ÿ)	48
Total Options Purchased
(cost $510)			531

Short-Term Investments - 2.9%
U. S. Cash Management Fund(@)		2,735,248(8)	2,736
Total Short-Term Investments
(cost $2,736)			2,736

Total Investments 101.1%
(identified cost $53,902)			93,483

Other Assets and Liabilities, Net
- (1.1%)			(1,013)
Net Assets - 100.0%			92,470

See accompanying notes which are an integral part of this quarterly report.

462 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures				15	USD	2,028	03/19		125
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									125

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Call	30	2,615.00		USD	7,845	02/01/19	(272)
S&P 500 Index	Goldman Sachs	Call	35	2,670.00		USD	9,345	02/01/19	(130)
S&P 500 Index	Goldman Sachs	Call	60	2,685.00		USD	16,110	02/01/19	(143)
S&P 500 Index	Goldman Sachs	Call	35	2,665.00		USD	9,328	02/08/19	(173)
S&P 500 Index	Goldman Sachs	Call	25	2,685.00		USD	6,713	02/08/19	(86)
S&P 500 Index	Goldman Sachs	Call	110	2,665.00		USD	29,315	02/15/19	(618)
S&P 500 Index	Goldman Sachs	Call	40	2,700.00		USD	10,800	02/22/19	(155)
SPX Volatility Index	Goldman Sachs	Put	204	20.00		USD	408	02/13/19	(68)
SPX Volatility Index	Goldman Sachs	Put	204	19.00		USD	388	03/19/19	(54)
Total Liability for Options Written (premiums received $1,130)									(1,699)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$13,318	$—	$—	$—	$13,318
Consumer Staples	5,455	—	—	—	5,455
Energy	4,619	—	—	—	4,619
Financial Services	18,213	—	—	—	18,213
Health Care	11,943	—	—	—	11,943
Materials and Processing	2,667	—	—	—	2,667
Producer Durables	10,215	—	—	—	10,215
Technology	19,166	—	—	—	19,166
Utilities	4,620	—	—	—	4,620
Options Purchased	531	—	—	—	531
Short-Term Investments	—	—	—	2,736	2,736
Total Investments	90,747	—	—	2,736	93,483

Assets
Futures Contracts	125	—	—	—	125

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 463

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Options Written	(1,699)	—	—	—	(1,699)
Total Other Financial Instruments*	$(1,575)	$—	$—	$—	$(1,575)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

464 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.2%			Nike, Inc. Class B	25,164	2,060
Consumer Discretionary - 15.1%			Norwegian Cruise Line Holdings, Ltd. (Æ)	18,652	959
Advance Auto Parts, Inc.	7,582	1,207	NVR, Inc. (Æ)	335	891
Amazon. com, Inc. (Æ)	9,484	16,300	Omnicom Group, Inc.	16,721	1,302
AMC Networks, Inc. Class A(Æ)	8,975	565	Penske Automotive Group, Inc.	12,442	583
Amerco, Inc.	1,548	561	Polaris Industries, Inc.	6,034	506
Aramark	14,264	470	PulteGroup, Inc.	52,371	1,456
AutoZone, Inc. (Æ)	1,368	1,159	PVH Corp.	10,793	1,178
Best Buy Co. , Inc.	11,212	664	Ralph Lauren Corp. Class A	4,898	569
Bright Horizons Family Solutions, Inc. (Æ)	5,461	632	Ross Stores, Inc.	14,851	1,368
Brunswick Corp.	11,368	572	Royal Caribbean Cruises, Ltd.	9,044	1,086
Burlington Stores, Inc. (Æ)	3,852	661	Service Corp. International	15,983	686
Capri Holdings, Ltd. (Æ)	14,611	621	ServiceMaster Global Holdings, Inc. (Æ)	16,917	660
Carnival Corp.	24,558	1,414	Sirius XM Holdings, Inc. (Ñ)	91,254	532
Carter's, Inc.	5,824	483	Skechers U. S. A. , Inc. Class A(Æ)	26,021	707
CBS Corp. Class B	11,115	550	Starbucks Corp.	8,070	550
Charter Communications, Inc. Class A(Æ)	3,214	1,064	Tapestry, Inc.	15,610	604
Choice Hotels International, Inc.	6,842	542	Target Corp.	21,164	1,545
Cinemark Holdings, Inc.	13,854	567	Tiffany & Co.	6,012	533
Columbia Sportswear Co.	11,503	1,026	TJX Cos. , Inc.	24,020	1,195
Comcast Corp. Class A	110,779	4,051	Toll Brothers, Inc.	25,997	960
Costco Wholesale Corp.	5,729	1,230	Tribune Media Co. Class A	16,836	773
Dick's Sporting Goods, Inc.	15,196	537	Twenty-First Century Fox, Inc. Class B	12,864	631
Dollar General Corp.	7,493	865	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	3,758	1,097
Dollar Tree, Inc. (Æ)	14,093	1,365	Vail Resorts, Inc.	2,101	396
DR Horton, Inc.	43,988	1,691	VF Corp.	13,426	1,130
Dunkin' Brands Group, Inc.	7,944	543	Viacom, Inc. Class B	20,998	618
Extended Stay America, Inc.	29,755	509	Wal-Mart Stores, Inc.	22,004	2,109
Foot Locker, Inc.	13,403	749	Walt Disney Co. (The)	40,183	4,481
Ford Motor Co.	88,916	782	Whirlpool Corp.	4,683	623
Fortune Brands Home & Security, Inc.	13,228	599	Williams-Sonoma, Inc. (Ñ)	11,927	649
Gap, Inc. (The)	21,970	559			99,634
Garmin, Ltd.	20,647	1,428
General Motors Co.	16,802	656	Consumer Staples - 4.2%
Genuine Parts Co.	9,472	945	Altria Group, Inc.	15,444	762
Graham Holdings Co. Class B	1,598	1,063	Archer-Daniels-Midland Co.	38,899	1,747
Grand Canyon Education, Inc. (Æ)	9,401	874	Bunge, Ltd.	10,201	562
H&R Block, Inc.	20,016	472	Church & Dwight Co. , Inc.	8,193	529
Hilton Worldwide Holdings, Inc.	8,332	621	Coca-Cola Co. (The)	51,219	2,465
Home Depot, Inc. (The)	19,070	3,500	CVS Health Corp.	27,157	1,780
Interpublic Group of Cos. , Inc. (The)	25,626	583	General Mills, Inc.	15,915	707
John Wiley & Sons, Inc. Class A	9,782	507	Hormel Foods Corp. (Ñ)	11,933	505
Kohl's Corp.	11,923	819	JM Smucker Co. (The)	7,515	788
Las Vegas Sands Corp.	10,532	615	Kimberly-Clark Corp.	5,566	620
Lear Corp.	4,003	616	Kraft Heinz Co. (The)	14,013	673
Leggett & Platt, Inc.	18,244	747	Kroger Co. (The)	17,780	504
Lennar Corp. Class A	23,812	1,129	Molson Coors Brewing Co. Class B	9,918	661
Liberty Media Corp. -Liberty SiriusXM Class			Mondelez International, Inc. Class A	34,365	1,590
A(Æ)	13,623	542	Monster Beverage Corp. (Æ)	9,180	525
Liberty SiriusXM Group Class C(Æ)	18,971	758	PepsiCo, Inc.	12,278	1,383
LKQ Corp. (Æ)	26,978	707	Philip Morris International, Inc.	11,294	866
Lululemon Athletica, Inc. (Æ)	12,006	1,775	Post Holdings, Inc. (Æ)	6,737	625
Macy's, Inc.	17,481	460	Procter & Gamble Co. (The)	50,348	4,857
Madison Square Garden Co. (The) Class A(Æ)	2,316	644	Seaboard Corp.	149	576
Marriott International, Inc. Class A	9,440	1,081	Sysco Corp.	9,985	638
McDonald's Corp.	3,029	542	Tyson Foods, Inc. Class A	20,425	1,265
Media General, Inc. (Æ)(Š)	1,092	—	US Foods Holding Corp. (Æ)	16,604	560
Mohawk Industries, Inc. (Æ)	6,837	881	Walgreens Boots Alliance, Inc.	32,906	2,378
Netflix, Inc. (Æ)	6,180	2,098			27,566
Newell Rubbermaid, Inc.	28,112	596

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 465

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Energy - 6.7%			CME Group, Inc. Class A	6,505	1,186
Anadarko Petroleum Corp.	22,357	1,058	Comerica, Inc.	15,337	1,208
Antero Resources Corp. (Æ)	49,303	496	Commerce Bancshares, Inc.	9,091	544
Baker Hughes, a GE Co. , LLC	35,792	844	CoreLogic, Inc. (Æ)	13,364	485
Cabot Oil & Gas Corp.	28,160	703	Cullen/Frost Bankers, Inc.	5,434	529
Chevron Corp.	61,236	7,021	Discover Financial Services	13,005	878
Cimarex Energy Co.	7,653	576	E*Trade Financial Corp.	10,490	489
Concho Resources, Inc.	9,666	1,158	East West Bancorp, Inc.	12,889	649
ConocoPhillips	17,102	1,158	Equinix, Inc. (Æ)(ö)	1,406	554
Continental Resources, Inc. (Æ)	13,058	603	Everest Re Group, Ltd.	3,356	735
Diamondback Energy, Inc.	15,212	1,569	Fair Isaac Corp. (Æ)	2,972	669
EOG Resources, Inc.	10,784	1,070	Fidelity National Financial, Inc.	16,498	597
Exxon Mobil Corp.	113,800	8,339	Fidelity National Information Services, Inc.	7,944	830
First Solar, Inc. (Æ)	12,173	616	Fifth Third Bancorp	29,668	796
Halliburton Co.	20,762	651	FleetCor Technologies, Inc. (Æ)	4,630	934
Helmerich & Payne, Inc.	10,369	580	FNB Corp.	44,099	514
HollyFrontier Corp.	30,092	1,695	Global Payments, Inc.	6,058	680
Marathon Petroleum Corp.	45,725	3,030	Goldman Sachs Group, Inc. (The)	5,549	1,099
Newfield Exploration Co. (Æ)	33,038	604	Hanover Insurance Group, Inc. (The)	4,740	541
Noble Energy, Inc.	24,909	556	Hartford Financial Services Group, Inc.	16,387	769
Occidental Petroleum Corp.	21,105	1,409	Huntington Bancshares, Inc.	65,808	871
ONEOK, Inc.	23,591	1,515	Jack Henry & Associates, Inc.	6,542	874
Parsley Energy, Inc. Class A(Æ)	26,844	499	JPMorgan Chase & Co.	86,154	8,917
PBF Energy, Inc. Class A	22,655	830	KeyCorp	60,400	995
Phillips 66	34,361	3,278	Lincoln National Corp.	11,284	660
Pioneer Natural Resources Co.	7,561	1,076	Loews Corp.	11,249	539
Range Resources Corp. (Ñ)	42,714	471	M&T Bank Corp.	5,648	929
Targa Resources Corp.	13,436	578	Marsh & McLennan Cos. , Inc.	6,498	573
Valero Energy Corp.	28,547	2,507	MasterCard, Inc. Class A	20,191	4,263
		44,490	Medical Properties Trust, Inc. (ö)	31,473	573
			MetLife, Inc.	27,639	1,262
Financial Services - 18.4%			MFA Financial, Inc. (ö)	76,597	561
Aflac, Inc.	46,298	2,208	Morgan Stanley	39,164	1,657
AGNC Investment Corp. (Æ)	45,038	807	New Residential Investment Corp. (ö)	52,402	890
Alleghany Corp.	854	539	Old Republic International Corp.	24,490	493
Alliance Data Systems Corp.	4,295	763	PacWest Bancorp	13,678	528
Allstate Corp. (The)	17,526	1,540	Park Hotels & Resorts, Inc. (ö)	20,512	617
American Express Co.	17,141	1,760	PayPal Holdings, Inc. (Æ)	27,513	2,442
American Financial Group, Inc.	5,724	546	People's United Financial, Inc.	32,973	540
American Homes 4 Rent Class A(ö)	26,368	583	PNC Financial Services Group, Inc. (The)	13,159	1,614
American National Insurance Co.	5,082	707	Popular, Inc.	9,958	544
Annaly Capital Management, Inc. (ö)	92,709	968	Principal Financial Group, Inc.	15,463	774
Apple Hospitality, Inc. (ö)	33,905	556	Progressive Corp. (The)	46,339	3,118
Arch Capital Group, Ltd. (Æ)	23,001	675	Prologis, Inc. (ö)	8,199	567
Assurant, Inc.	5,750	554	Prudential Financial, Inc.	12,662	1,167
Assured Guaranty, Ltd.	15,322	621	Regency Centers Corp. (ö)	9,366	609
Axis Capital Holdings, Ltd.	9,767	523	Regions Financial Corp.	51,762	785
Bank of America Corp.	236,974	6,747	Reinsurance Group of America, Inc. Class A	3,890	562
Bank of New York Mellon Corp. (The)	28,444	1,488	RenaissanceRe Holdings, Ltd.	5,275	728
BB&T Corp.	26,700	1,303	Starwood Property Trust, Inc. (ö)	37,431	826
Berkshire Hathaway, Inc. Class B(Æ)	47,369	9,736	State Street Corp.	11,915	845
Broadridge Financial Solutions, Inc.	8,415	848	Sun Communities, Inc. (ö)	6,197	681
Brown & Brown, Inc.	20,052	545	SunTrust Banks, Inc.	23,648	1,405
Capital One Financial Corp.	23,363	1,883	Synchrony Financial	25,751	774
Charles Schwab Corp. (The)	12,224	572	Synovus Financial Corp.	14,382	509
Chimera Investment Corp. (ö)	40,755	776	TCF Financial Corp.	24,446	542
Chubb, Ltd.	14,143	1,882	Torchmark Corp.	11,611	972
Cincinnati Financial Corp.	8,279	672	Total System Services, Inc.	9,601	860
Citigroup, Inc.	38,196	2,462	Travelers Cos. , Inc. (The)	13,324	1,673
Citizens Financial Group, Inc.	26,408	896	Two Harbors Investment Corp. (ö)	37,667	550

See accompanying notes which are an integral part of this quarterly report.

466 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Umpqua Holdings Corp.	33,382	590	UnitedHealth Group, Inc.	24,963	6,745
US Bancorp	30,900	1,581	Universal Health Services, Inc. Class B	4,998	662
Visa, Inc. Class A	40,852	5,515	Varian Medical Systems, Inc. (Æ)	4,454	588
Wells Fargo & Co.	99,332	4,858	Veeva Systems, Inc. Class A(Æ)	5,470	597
Western Alliance Bancorp(Æ)	12,951	573	Vertex Pharmaceuticals, Inc. (Æ)	8,662	1,654
WEX, Inc. (Æ)	3,492	563	WellCare Health Plans, Inc. (Æ)	2,809	777
White Mountains Insurance Group, Ltd.	605	541	Zimmer Biomet Holdings, Inc.	8,889	974
WR Berkley Corp.	10,068	774	Zoetis, Inc. Class A	18,556	1,599
Zions Bancorp NA	16,571	789			76,898
		121,919
			Materials and Processing - 5.8%
Health Care - 11.6%			Air Products & Chemicals, Inc.	4,126	678
Abbott Laboratories	14,947	1,091	Alcoa Corp. (Æ)	18,318	544
AbbVie, Inc.	32,181	2,584	AptarGroup, Inc.	6,732	667
Abiomed, Inc. (Æ)	1,626	571	Ashland Global Holdings, Inc.	7,805	592
Agilent Technologies, Inc.	7,542	574	Axalta Coating Systems, Ltd. (Æ)	21,906	561
Alexion Pharmaceuticals, Inc. (Æ)	6,440	792	Ball Corp.	33,629	1,758
Amgen, Inc.	2,667	499	Bemis Co. , Inc.	11,684	571
Anthem, Inc. (Æ)	11,312	3,428	Berry Plastics Group, Inc. (Æ)	17,140	844
Athenahealth, Inc. (Æ)	4,523	609	Celanese Corp. Class A	5,368	514
Baxter International, Inc.	8,098	587	Domtar Corp.	13,299	624
Becton Dickinson and Co.	5,666	1,413	DowDuPont, Inc.	62,127	3,343
Biogen, Inc. (Æ)	1,976	660	Eagle Materials, Inc.	7,371	523
BioMarin Pharmaceutical, Inc. (Æ)	6,248	613	Eastman Chemical Co.	11,054	891
Bio-Rad Laboratories, Inc. Class A(Æ)	2,244	561	Ecolab, Inc.	3,651	578
Boston Scientific Corp. (Æ)	15,832	604	Fastenal Co.	9,328	564
Bristol-Myers Squibb Co.	12,560	620	FMC Corp.	7,723	616
Cardinal Health, Inc.	12,922	646	Freeport-McMoRan, Inc.	50,280	585
Celgene Corp. (Æ)	7,817	691	Graphic Packaging Holding Co.	49,804	601
Centene Corp. (Æ)	17,418	2,274	Hexcel Corp.	8,888	602
Cigna Corp.	17,337	3,464	Huntsman Corp.	32,635	717
Edwards Lifesciences Corp. (Æ)	5,135	875	Ingersoll-Rand PLC	9,548	955
Eli Lilly & Co.	15,907	1,907	International Flavors & Fragrances, Inc.	4,335	615
Encompass Health Corp. (Æ)	7,585	507	International Paper Co.	19,156	909
Exelixis, Inc. (Æ)	31,154	734	LyondellBasell Industries Class A	17,879	1,555
Gilead Sciences, Inc.	10,275	719	Martin Marietta Materials, Inc.	2,742	484
HCA Healthcare, Inc.	12,867	1,794	Masco Corp.	20,721	672
Hill-Rom Holdings, Inc.	5,560	556	NewMarket Corp.	1,340	537
Humana, Inc.	2,015	623	Nucor Corp.	28,223	1,728
IDEXX Laboratories, Inc. (Æ)	2,684	571	Olin Corp.	27,345	646
Illumina, Inc. (Æ)	4,555	1,274	Owens Corning	10,463	548
Intuitive Surgical, Inc. (Æ)	3,003	1,572	Packaging Corp. of America	5,593	528
IQVIA Holdings, Inc. (Æ)	4,791	618	PPG Industries, Inc.	7,228	762
Jazz Pharmaceuticals PLC(Æ)	4,131	520	Reliance Steel & Aluminum Co.	14,165	1,160
Johnson & Johnson	61,002	8,118	Royal Gold, Inc.	9,454	826
Laboratory Corp. of America Holdings(Æ)	6,334	883	RPM International, Inc.	8,220	470
McKesson Corp.	7,295	936	Sherwin-Williams Co. (The)	2,450	1,033
MEDNAX, Inc. (Æ)	13,457	486	Silgan Holdings, Inc.	25,650	708
Medtronic PLC	9,156	809	Sonoco Products Co.	19,403	1,117
Merck & Co. , Inc.	37,033	2,756	Steel Dynamics, Inc.	24,692	904
Mylan NV(Æ)	27,434	822	United States Steel Corp.	23,316	526
Pfizer, Inc.	163,443	6,938	USG Corp.	26,909	1,161
Premier, Inc. Class A(Æ)	15,620	621	Valvoline, Inc.	26,472	585
Quest Diagnostics, Inc.	8,279	723	Versum Materials, Inc.	17,340	638
Regeneron Pharmaceuticals, Inc. (Æ)	3,209	1,377	Vulcan Materials Co.	5,049	513
ResMed, Inc.	4,884	465	Watsco, Inc.	3,537	522
Steris PLC	6,415	732	Westlake Chemical Corp.	7,515	555
Stryker Corp.	4,974	883	Westrock Co.	27,636	1,125
Thermo Fisher Scientific, Inc.	5,754	1,414			38,155
United Therapeutics Corp. (Æ)	6,829	788

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 467

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Producer Durables - 9.2%			Roper Technologies, Inc.	4,336	1,228
3M Co.	2,638	528	Snap-on, Inc.	5,190	862
Accenture PLC Class A	5,563	854	Southwest Airlines Co.	27,714	1,573
Air Lease Corp. Class A	14,023	532	Stanley Black & Decker, Inc.	4,955	627
Alaska Air Group, Inc.	8,998	575	Teledyne Technologies, Inc. (Æ)	2,891	648
Allison Transmission Holdings, Inc. Class A	12,703	618	Textron, Inc.	9,645	513
Ametek, Inc.	9,021	658	Toro Co. (The)	8,889	529
Automatic Data Processing, Inc.	10,340	1,446	Union Pacific Corp.	5,373	855
Boeing Co. (The)	11,167	4,306	United Continental Holdings, Inc. (Æ)	17,252	1,506
Booz Allen Hamilton Holding Corp. Class A	11,014	541	United Technologies Corp.	18,255	2,155
Carlisle Cos. , Inc.	8,796	948	Waters Corp. (Æ)	2,738	633
Caterpillar, Inc.	4,145	552	Xylem, Inc.	7,571	540
CH Robinson Worldwide, Inc.	6,560	569	Zebra Technologies Corp. Class A(Æ)	3,630	630
Cintas Corp.	3,386	635			61,159
Crane Co.	7,720	639
CSX Corp.	13,240	870	Technology - 22.2%
Cummins, Inc.	10,150	1,493	Adobe, Inc. (Æ)	9,572	2,372
Danaher Corp.	11,443	1,269	Akamai Technologies, Inc. (Æ)	11,673	760
Delta Air Lines, Inc.	25,180	1,245	Alphabet, Inc. Class A(Æ)	11,299	12,721
Dover Corp.	10,405	914	Alphabet, Inc. Class C(Æ)	4,611	5,148
Eaton Corp. PLC	20,657	1,575	Amdocs, Ltd.	19,492	1,089
Emerson Electric Co.	14,071	921	Amphenol Corp. Class A	10,942	962
Expeditors International of Washington, Inc.	8,913	618	Analog Devices, Inc.	11,796	1,166
FedEx Corp.	4,026	715	Ansys, Inc. (Æ)	4,210	692
Flir Systems, Inc.	13,030	637	Apple, Inc.	125,879	20,951
Fortive Corp.	8,033	602	Applied Materials, Inc.	41,268	1,613
General Dynamics Corp.	3,009	515	Arista Networks, Inc. (Æ)	2,813	604
General Electric Co.	67,982	691	ARRIS International PLC(Æ)	18,543	582
Graco, Inc.	16,479	714	Arrow Electronics, Inc. (Æ)	11,156	847
HD Supply Holdings, Inc. (Æ)	16,763	703	Avnet, Inc.	12,740	525
Heico Corp. Class A	8,741	612	Bio Techne Corp. (Æ)	3,727	650
HEICO Corp.	7,311	618	Black Knight, Inc. (Æ)	12,002	590
Honeywell International, Inc.	5,982	859	Booking Holdings, Inc. (Æ)	1,104	2,023
Huntington Ingalls Industries, Inc.	2,569	530	Broadcom, Inc.	8,028	2,154
IDEX Corp.	4,418	609	Cadence Design Systems, Inc. (Æ)	17,678	849
Illinois Tool Works, Inc.	3,972	545	CDW Corp.	9,036	752
Jacobs Engineering Group, Inc.	10,691	693	Cisco Systems, Inc.	98,986	4,681
JB Hunt Transport Services, Inc.	6,016	644	Citrix Systems, Inc.	5,246	538
JetBlue Airways Corp. (Æ)	36,326	654	Cognizant Technology Solutions Corp. Class
Johnson Controls International PLC(Æ)	38,249	1,292	A	23,930	1,667
Kansas City Southern	5,993	634	Conduent, Inc. (Æ)	41,078	524
Kirby Corp. (Æ)	7,248	543	Cypress Semiconductor Corp.	49,248	683
L3 Technologies, Inc.	3,729	734	Dell Technologies, Inc. Class C(Æ)	15,474	752
Landstar System, Inc.	5,304	539	Dolby Laboratories, Inc. Class A	7,959	514
Littelfuse, Inc.	2,885	507	DXC Technology Co.	16,521	1,059
Lockheed Martin Corp.	4,857	1,407	EchoStar Corp. Class A(Æ)	12,947	531
Macquarie Infrastructure Corp.	13,145	567	Electronic Arts, Inc. (Æ)	6,249	576
MSC Industrial Direct Co. , Inc. Class A	7,288	608	EPAM Systems, Inc. (Æ)	5,012	709
National Instruments Corp.	11,056	489	F5 Networks, Inc. (Æ)	4,739	763
Nordson Corp.	5,519	716	Facebook, Inc. Class A(Æ)	57,134	9,524
Norfolk Southern Corp.	4,185	702	Fortinet, Inc. (Æ)	8,576	657
Northrop Grumman Corp.	4,280	1,179	Genpact, Ltd.	18,454	551
Old Dominion Freight Line, Inc.	4,248	577	Guidewire Software, Inc. (Æ)	5,978	518
Oshkosh Corp.	7,758	582	Hewlett Packard Enterprise Co.	93,648	1,460
PACCAR, Inc.	9,727	637	HP, Inc. (Æ)	85,144	1,876
Parker-Hannifin Corp.	4,804	792	IAC/InterActiveCorp(Æ)	3,104	656
Paychex, Inc.	10,706	758	Intel Corp.	126,591	5,965
Quanta Services, Inc.	23,912	845	International Business Machines Corp.	15,992	2,150
Raytheon Co.	9,526	1,570	Intuit, Inc.	4,278	923
Regal Beloit Corp.	6,968	535	Juniper Networks, Inc.	40,744	1,057

See accompanying notes which are an integral part of this quarterly report.

468 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
KLA-Tencor Corp.	9,191	980	PPL Corp.	30,755	963
Lam Research Corp.	10,147	1,721	Public Service Enterprise Group, Inc.	16,501	900
Leidos Holdings, Inc.	13,218	767	Telephone & Data Systems, Inc.	15,226	552
Marvell Technology Group, Ltd.	33,588	622	T-Mobile US, Inc. (Æ)	19,622	1,366
Maxim Integrated Products, Inc.	21,015	1,141	UGI Corp.	13,060	745
Microchip Technology, Inc. (Ñ)	12,725	1,023	Verizon Communications, Inc.	90,292	4,971
Micron Technology, Inc. (Æ)	85,307	3,260	WEC Energy Group, Inc. (Æ)	7,602	555
Microsoft Corp.	184,703	19,289	Xcel Energy, Inc.	11,415	598
MKS Instruments, Inc.	12,950	1,057			33,138
Monolithic Power Systems, Inc.	7,387	935
Motorola Solutions, Inc.	4,821	564	Total Common Stocks
NetApp, Inc.	8,008	511	(cost $534,345)		650,119
NVIDIA Corp.	16,330	2,347
ON Semiconductor Corp. (Æ)	46,203	926	Short-Term Investments - 1.8%
Oracle Corp.	19,670	988	U. S. Cash Management Fund(@)	11,662,702(8)	11,665
Palo Alto Networks, Inc. (Æ)	4,191	900	Total Short-Term Investments
Paycom Software, Inc. (Æ)	4,861	721	(cost $11,662)		11,665
Red Hat, Inc. (Æ)	7,275	1,294
Salesforce. com, Inc. (Æ)	12,359	1,878	Other Securities - 0.6%
ServiceNow, Inc. (Æ)	3,747	824	U. S. Cash Collateral Fund(×)(@)	3,767,615(8)	3,768
Skyworks Solutions, Inc.	11,855	866	Total Other Securities
Symantec Corp.	27,639	581	(cost $3,768)		3,768
Synopsys, Inc. (Æ)	6,419	599
Teradyne, Inc.	17,992	648	Total Investments 100.6%
Texas Instruments, Inc.	19,631	1,976	(identified cost $549,775)		665,552
Twitter, Inc. (Æ)	17,499	587
Tyler Technologies, Inc. (Æ)	2,843	538	Other Assets and Liabilities, Net
Ultimate Software Group, Inc. (Æ)	3,077	840	- (0.6%)		(3,845)
VMware, Inc. Class A	3,949	597	Net Assets - 100.0%		661,707
Western Digital Corp.	13,718	617
Workday, Inc. Class A(Æ)	3,751	681
Xilinx, Inc.	7,454	834
Zynga, Inc. Class A(Æ)	148,289	664
		147,160

Utilities - 5.0%
Ameren Corp.	7,958	552
American Electric Power Co. , Inc.	10,599	839
AT&T, Inc.	171,505	5,155
Avangrid, Inc.	10,893	543
Centennial Resource Development, Inc. Class
A(Æ)(Ñ)	43,693	575
CenterPoint Energy, Inc.	31,401	971
CenturyLink, Inc.	37,521	575
Cheniere Energy, Inc. (Æ)	16,444	1,080
CNX Resources Corp. (Æ)	47,927	582
Consolidated Edison, Inc.	10,713	832
DTE Energy Co.	7,730	910
Duke Energy Corp.	14,784	1,298
Evergy, Inc.	11,100	636
Eversource Energy(Æ)	9,435	655
Exelon Corp.	39,992	1,910
GCI Liberty, Inc. Class A(Æ)	11,245	572
Hawaiian Electric Industries, Inc.	18,500	688
MDU Resources Group, Inc.	20,712	533
National Fuel Gas Co.	11,273	646
NextEra Energy, Inc.	4,407	789
NRG Energy, Inc.	13,916	569
OGE Energy Corp.	20,752	850
Pinnacle West Capital Corp.	8,265	728

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 469

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		2	USD	270	03/19	33
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						33

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total
Common Stocks
Consumer Discretionary	$99,634	$—	$—		$—	$99,634
Consumer Staples	27,566	—	—		—	27,566
Energy	44,490	—	—		—	44,490
Financial Services	121,919	—	—		—	121,919
Health Care	76,898	—	—		—	76,898
Materials and Processing	38,155	—	—		—	38,155
Producer Durables	61,159	—	—		—	61,159
Technology	147,160	—	—		—	147,160
Utilities	33,138	—	—		—	33,138
Short-Term Investments	—	—	—		11,665	11,665
Other Securities	—	—	—		3,768	3,768
Total Investments	650,119	—	—		15,433	665,552
Other Financial Instruments
Assets
Futures Contracts	33	—	—		—	33

Total Other Financial Instruments*	$33	$—	$—		$—	$33

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

470 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.8%			JBS SA	68,889	285
Australia - 2.8%			Localiza Rent a Car SA(Æ)	36,517	333
AGL Energy, Ltd.	52,230	813	Petroleo Brasileiro SA(Æ)	32,007	259
Amcor, Ltd. Class A	25,302	251	Suzano Papel e Celulose SA	6,602	83
AusNet Services(Æ)	69,995	84	Tim Participacoes SA	61,741	210
Australia & New Zealand Banking			Vale SA	24,422	305
Group, Ltd. - ADR	126,617	2,310			2,963
Bank of Queensland, Ltd.	12,511	92
Bendigo & Adelaide Bank, Ltd.	51,526	404	Canada - 5.0%
BHP Billiton, Ltd. - ADR	8,083	206	Bank of Montreal(Ñ)	38,155	2,793
BlueScope Steel, Ltd.	72,401	658	Bank of Nova Scotia (The)	56,925	3,241
Brambles, Ltd.	27,819	215	BCE, Inc.	5,527	240
Caltex Australia, Ltd.	37,683	736	Brookfield Asset Management, Inc.
Commonwealth Bank of Australia - ADR	45,455	2,315	Class A	46,630	2,007
Dexus Property Group(Æ)(ö)	39,991	334	Canadian Imperial Bank of Commerce	25,606	2,171
Fortescue Metals Group, Ltd.	137,623	565	Canadian National Railway Co.	8,711	727
GPT Group (The)(ö)	156,303	659	Canadian Natural Resources, Ltd.	38,004	1,020
Harvey Norman Holdings, Ltd.	71,745	176	Canadian Tire Corp. , Ltd. Class A(Ñ)	3,711	422
LendLease Group	79,492	707	Cenovus Energy, Inc.	145,027	1,132
Mirvac Group(ö)	316,315	552	Emera, Inc.	2,379	83
National Australia Bank, Ltd. - ADR	83,988	1,459	Fairfax Financial Holdings, Ltd.	916	433
Rio Tinto, Ltd. - ADR	7,503	476	Fortis, Inc.	3,387	121
Scentre Group(ö)	229,461	664	George Weston, Ltd.	4,751	345
Sonic Healthcare, Ltd.	15,975	268	Great-West Lifeco, Inc.	39,845	855
South32, Ltd.	458,338	1,179	Healthcare Realty Trust, Inc. (Æ)	11,318	191
Stockland(ö)	173,400	477	Husky Energy, Inc.	56,533	671
Suncorp Group, Ltd.	28,370	268	Hydro One, Ltd. (Þ)	31,380	492
Sydney Airport	17,020	81	Imperial Oil, Ltd.	43,959	1,247
Telstra Corp. , Ltd.	235,596	533	Loblaw Cos. , Ltd.	7,049	341
Transurban Group - ADR(Æ)	35,156	311	Magna International, Inc. Class A	25,537	1,352
Vicinity Centres(Æ)(ö)	351,126	668	Manulife Financial Corp.	74,981	1,205
Wesfarmers, Ltd. (Æ)	35,897	841	Metro, Inc. Class A	13,980	508
Westpac Banking Corp.	126,426	2,261	National Bank of Canada	7,072	333
Woodside Petroleum, Ltd.	16,883	421	Power Corp. of Canada	40,302	801
Woolworths Group, Ltd.	21,733	465	Power Financial Corp.	36,530	750
		21,449	RioCan Real Estate Investment Trust(ö)	19,889	377
			Rogers Communications, Inc. Class B	3,014	163
Austria - 0.4%			Royal Bank of Canada - GDR	68,708	5,230
Erste Group Bank AG	33,775	1,175	Seven Generations Energy, Ltd. Class
OMV AB	23,467	1,165	A(Æ)	19,374	150
Raiffeisen Bank International AG	7,469	198	Sun Life Financial, Inc.	46,264	1,669
Voestalpine AG	24,082	769	Suncor Energy, Inc.	51,553	1,663
		3,307	Teck Resources, Ltd. Class B	45,778	1,115
			TELUS Corp.	7,734	271
Belgium - 0.7%			Toronto Dominion Bank	65,298	3,678
Ageas	25,668	1,192	TransCanada Corp.	8,781	373
Colruyt SA	6,496	467	West Fraser Timber Co. , Ltd.	7,370	439
Groupe Bruxelles Lambert SA	8,337	786			38,609
KBC Groep NV	19,438	1,319
Solvay SA	8,269	900	Cayman Islands - 0.0%
UCB SA	3,565	309	China Zhongwang Holdings, Ltd.	146,800	74
Umicore SA	8,864	374
		5,347	Chile - 0.1%
			Enersis Chile SA	3,122,920	329
Brazil - 0.4%			Enersis SA(Æ)	2,214,883	453
Ambev SA	35,193	169			782
B3 SA - Brasil Bolsa Balcao	31,372	271
Banco do Brasil SA(Æ)	29,503	420	China - 2.5%
Banco Santander Brasil SA	16,747	221	58. com, Inc. - ADR(Æ)	4,438	281
Centrais Eletricas Brasileiras SA(Æ)	24,095	247	Agile Group Holdings, Ltd.	104,000	138
Cia Siderurgica Nacional SA	57,346	160	Agricultural Bank of China, Ltd. Class H	192,000	91

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 471

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alibaba Group Holding, Ltd. - ADR(Æ)	18,680	3,148	Yanzhou Coal Mining Co. , Ltd. Class H	102,000	93
Anhui Conch Cement Co. , Ltd. Class H	35,000	189	Yuzhou Properties Co. , Ltd.	158,000	78
Baidu, Inc. - ADR(Æ)	3,834	662			19,290
Bank of China, Ltd. Class H	1,536,000	714
Bank of Communications Co. , Ltd. Class			Czech Republic - 0.0%
H	135,000	114	MONETA Money Bank AS(Þ)	30,025	102
China Cinda Asset Management Co. ,
Ltd. Class H	390,000	100	Denmark - 1.0%
China CITIC Bank Corp. , Ltd. Class H	325,000	212	AP Moller - Maersk A/S Class A	103	129
China Conch Venture Holdings, Ltd.	75,000	250	AP Moller - Maersk A/S Class B	991	1,319
China Construction Bank Corp. Class H	1,400,000	1,265	Carlsberg A/S Class B	6,028	690
China Everbright International, Ltd.	145,000	147	Danske Bank A/S	54,636	1,011
China Life Insurance Co. , Ltd. Class H	158,000	392	DSV A/S	11,595	924
China Longyuan Power Group Corp. ,			ISS A/S	18,562	525
Ltd. Class H	114,000	85	Novo Nordisk A/S Class B	29,211	1,369
China Mengniu Dairy Co. , Ltd.	71,000	220	Novozymes A/S Class B	9,740	407
China Merchants Bank Co. , Ltd. Class H	47,000	208	Orsted A/S(Þ)	7,875	567
China National Building Material Co. ,			Pandora A/S	7,967	346
Ltd. Class H	184,000	146	Tryg A/S	9,572	244
China Overseas Land & Investment, Ltd.	90,000	339			7,531
China Pacific Insurance Group Co. , Ltd.
Class H	47,800	169	Finland - 0.9%
China Petroleum & Chemical Corp.			Kone OYJ Class B	15,804	767
Class H	484,000	404	Neste OYJ	4,035	370
China Railway Construction Corp. , Ltd.			Nokia OYJ	27,774	175
Class H	126,000	175	Nordea Bank AB	260,479	2,367
China Railway Group, Ltd. Class H	251,000	234	Sampo OYJ Class A	23,507	1,076
China Resources Land, Ltd.	80,000	311	Stora Enso OYJ Class R	78,491	1,051
China Resources Power Holdings Co. ,			UPM-Kymmene OYJ	51,892	1,500
Ltd.	88,000	177			7,306
China Shenhua Energy Co. , Ltd. Class H	93,000	237	France - 9.2%
China State Construction International			Accor SA	14,022	611
Holdings, Ltd.	134,000	127	Aeroports de Paris	1,401	268
China Telecom Corp. , Ltd. Class H	838,000	456	Air Liquide SA Class A	9,473	1,151
China Vanke Co. , Ltd. Class H	76,600	314	Airbus Group SE	5,657	651
Chongqing Rural Commercial Bank Co. ,			Alstom SA(Æ)	8,514	343
Ltd. Class H	178,000	103	Amundi SA(Þ)	7,828	451
CIFI Holdings Group Co. , Ltd.	192,000	126	Arkema SA	10,623	1,011
CNOOC, Ltd.	247,000	413	Atos SE	13,603	1,246
Country Garden Holdings Co. , Ltd.	95,000	137	AXA SA	132,825	3,082
Guangzhou Automobile Group Co. , Ltd.			BNP Paribas SA	54,183	2,546
Class H	241,005	264	Bouygues SA - ADR	14,565	516
Guangzhou R&F Properties Co. , Ltd.	61,200	122	Bureau Veritas SA	13,010	290
Industrial & Commercial Bank of China,			Capgemini SE	4,789	531
Ltd. Class H	1,142,000	892	Carrefour SA	8,494	168
Legend Holdings Corp. Class H(Þ)	26,700	70	Casino Guichard Perrachon SA(Ñ)	7,679	378
Longfor Properties Co. , Ltd.	81,500	252	Cie de Saint-Gobain	45,680	1,578
Luye Pharma Group, Ltd. (Þ)	159,000	120	Cie Generale des Etablissements
Metallurgical Corp. of China, Ltd. Class			Michelin SCA Class B	17,745	1,931
H	278,000	76	CNP Assurances	16,539	376
People's Insurance Co. Group of China,			Credit Agricole SA	101,660	1,162
Ltd. (The) Class H	443,000	183	Danone SA	13,524	984
PetroChina Co. , Ltd. Class H	526,000	338	Dassault Systemes	2,562	322
Ping An Insurance Group Co. of China,			Edenred	8,243	335
Ltd. Class H	82,500	806	Eiffage SA	17,630	1,653
Postal Savings Bank of China Co. , Ltd.			Electricite de France SA	45,941	760
Class H(Þ)	190,000	107	Engie SA	159,683	2,561
Sinotrans, Ltd. Class H	162,000	75	EssilorLuxottica SA	12,278	1,556
Tencent Holdings, Ltd.	77,292	3,479	Eurazeo SA	5,053	376
Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	28,500	251	Eutelsat Communications SA	20,588	436

See accompanying notes which are an integral part of this quarterly report.

472 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Faurecia	12,092	531	Henkel AG & Co. KGaA	7,804	714
Fonciere Des Regions(ö)	6,402	655	Hochtief AG	3,575	534
Gecina SA(ö)	5,765	847	Merck KGaA	1,599	168
Getlink SE	18,080	265	MTU Aero Engines AG	1,182	255
Hermes International	1,197	720	Muenchener Rueckversicherungs-
Icade SA(ö)	2,440	206	Gesellschaft AG in Muenchen	14,764	3,284
Imerys SA	6,607	349	ProSiebenSat. 1 Media SE	29,735	532
Ipsen SA	1,036	131	Puma SE	133	74
Kering	801	403	RWE AG	32,618	807
Klepierre SA - GDR(ö)	45,864	1,576	SAP SE - ADR	23,272	2,404
Legrand SA - ADR	14,833	880	Siemens AG	42,518	4,661
L'Oreal SA	8,984	2,164	Symrise AG	9,226	767
LVMH Moet Hennessy Louis Vuitton			Telefonica Deutschland Holding AG	61,553	216
SE - ADR	5,112	1,642	Uniper SE	20,213	585
Natixis SA	149,614	768	Vonovia SE	23,247	1,165
Orange SA - ADR	102,590	1,595	Wirecard AG	1,883	312
Pernod Ricard SA	7,042	1,170			50,372
Peugeot SA	70,052	1,768
Publicis Groupe SA - ADR	32,900	2,009	Greece - 0.0%
Renault SA	21,860	1,551	Titan Cement Co. SA(Æ)	3,468	78
Rexel SA Class H	27,913	318
Safran SA	5,103	671	Hong Kong - 1.8%
Sanofi - ADR	49,921	4,337	AIA Group, Ltd.	173,583	1,559
Schneider Electric SE	21,630	1,541	Beijing Enterprises Holdings, Ltd.	32,500	185
SCOR SE - ADR	31,507	1,325	China Jinmao Holdings Group, Ltd.	344,000	174
Societe Generale SA	42,824	1,333	China Mobile, Ltd.	101,000	1,062
Teleperformance - GDR	1,870	322	China Resources Cement Holdings, Ltd.	108,000	109
Thales SA	6,034	669	CITIC, Ltd.	310,000	469
Total SA	142,372	7,811	CK Asset Holdings, Ltd.	158,054	1,340
UBISOFT Entertainment(Æ)	1,567	139	CK Hutchison Holdings, Ltd.	109,797	1,116
Unibail-Rodamco-Westfield (ö)	9,892	1,783	CK Infrastructure Holdings, Ltd.	59,000	477
Valeo SA	21,758	682	CLP Holdings, Ltd.	6,500	76
Veolia Environnement SA	21,220	448	Fosun International, Ltd.	190,500	285
Vinci SA	20,223	1,783	Henderson Land Development Co. , Ltd.	99,687	570
Vivendi SA - ADR	29,524	753	Hongkong Land Holdings, Ltd.	117,700	845
		70,418	Jardine Matheson Holdings, Ltd.	20,300	1,358
			Jardine Strategic Holdings, Ltd.	8,300	318
Germany - 6.6%			Kerry Properties, Ltd.	27,500	115
adidas AG	3,263	776	Link Real Estate Investment Trust(ö)	17,472	192
Allianz SE	27,226	5,761	Melco Crown Entertainment, Ltd. (Æ)(Š)	8,400	60
BASF SE	49,462	3,613	New World Development Co. , Ltd.	316,123	496
Bayer AG	35,473	2,688	Shenzhen International Holdings, Ltd.	65,500	127
Bayerische Motoren Werke AG	27,031	2,273	Shimao Property Holdings, Ltd.	82,500	234
Beiersdorf AG	7,731	772	Sino-Ocean Group Holding, Ltd.	217,500	108
Brenntag AG	11,478	542	Sun Hung Kai Properties, Ltd.	68,596	1,159
Commerzbank AG	56,619	406	Swire Pacific, Ltd. Class A	59,525	704
Continental AG	7,401	1,166	Wharf Holdings, Ltd. (The)	107,754	325
Covestro AG(Þ)	18,567	1,024	Wheelock & Co. , Ltd.	70,000	453
Daimler AG	47,938	2,834			13,916
Deutsche Bank AG	69,680	618
Deutsche Boerse AG	5,978	796	Hungary - 0.1%
Deutsche Lufthansa AG	27,588	697	MOL Hungarian Oil and Gas PLC	17,006	204
Deutsche Post AG	17,116	505	OTP Bank PLC	7,204	297
Deutsche Telekom AG	144,290	2,344			501

Deutsche Wohnen SE	27,368	1,366	Indonesia - 0.2%
E. ON SE	51,583	572	Adaro Energy Tbk PT	779,600	78
Evonik Industries AG	33,967	928	Astra International Tbk PT	656,500	398
Fresenius SE & Co. KGaA	25,485	1,320	Bank Central Asia Tbk PT	116,500	235
Hannover Rueck SE	11,837	1,705	Bank Danamon Indonesia Tbk PT	230,300	150
HeidelbergCement AG	17,195	1,188	Bank Rakyat Indonesia Persero Tbk PT	623,800	172

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 473

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
United Tractors Tbk PT	83,200	153	Bridgestone Corp.	54,500	2,096
		1,186	Brother Industries, Ltd.	24,500	412
			Calbee, Inc.	4,900	157
Ireland - 0.5%			Canon, Inc.	72,500	2,075
AIB Group PLC	83,571	373	Casio Computer Co. , Ltd.	5,700	76
Bank of Ireland Group PLC	91,987	552	Central Japan Railway Co.	12,400	2,676
CRH PLC	60,395	1,738	Chiba Bank, Ltd. (The)	89,000	541
Kerry Group PLC Class A	5,406	553	Chubu Electric Power Co. , Inc.	54,900	867
Smurfit Kappa Group PLC	25,477	735	Chugai Pharmaceutical Co. , Ltd.	2,100	124
		3,951	Chugoku Electric Power Co. , Inc. (The)	22,700	310
			Concordia Financial Group, Ltd.	109,000	449
Israel - 0.9%			Credit Saison Co. , Ltd.	15,600	205
Azrieli Group, Ltd.	1,823	97	Dai Nippon Printing Co. , Ltd.	25,500	589
Bank Hapoalim BM	190,744	1,293	Daicel Chemical Industries, Ltd.	58,700	615
Bank Leumi Le-Israel BM	220,902	1,459	Dai-ichi Life Holdings, Inc.	62,600	1,012
Bezeq The Israeli Telecommunication			Daiichi Sankyo Co. , Ltd.	4,200	145
Corp. , Ltd.	418,092	335	Daikin Industries, Ltd.	4,100	443
Check Point Software Technologies, Ltd.			Daiwa House Industry Co. , Ltd.	28,300	917
(Æ)	7,249	811	Daiwa House REIT Investment Corp. (ö)	100	235
Elbit Systems, Ltd.	1,553	192	Daiwa Securities Group, Inc.	129,000	644
Israel Chemicals, Ltd.	92,496	537	Denso Corp.	28,400	1,302
Mizrahi Tefahot Bank, Ltd.	25,108	467	Dentsu, Inc.	5,600	266
Nice, Ltd. (Æ)	3,469	382	Don Quijote Holdings Co. , Ltd.	1,700	99
Teva Pharmaceutical Industries, Ltd.			East Japan Railway Co.	10,000	925
- ADR(Æ)	83,116	1,650	Eisai Co. , Ltd.	1,300	101
		7,223	Electric Power Development Co. , Ltd.	32,700	816

Italy - 2.5%			FamilyMart UNY Holdings Co. , Ltd.	700	82
Assicurazioni Generali SpA	112,251	1,966	Fast Retailing Co. , Ltd.	400	183
Atlantia SpA	56,902	1,345	Fuji Electric Co. , Ltd.	10,200	314
Davide Campari-Milano SpA	36,570	328	Fuji Heavy Industries, Ltd.	37,591	881
Enel SpA	644,508	3,887	FUJIFILM Holdings Corp.	40,600	1,741
ENI SpA - ADR	215,847	3,656	Fujitsu, Ltd.	20,200	1,350
Intesa Sanpaolo SpA	779,163	1,780	Fukuoka Financial Group, Inc.	15,800	349
Mediobanca SpA	74,613	649	Hakuhodo DY Holdings, Inc.	22,500	345
Moncler SpA	2,402	90	Hankyu Hanshin Holdings, Inc.	17,000	606
Pirelli & C. SpA(Æ)(Þ)	67,796	443	Hikari Tsushin, Inc.	1,500	240
Poste Italiane SpA(Þ)	70,211	604	Hino Motors, Ltd.	58,100	582
Snam Rete Gas SpA	370,262	1,768	Hitachi Chemical Co. , Ltd.	16,800	276
Telecom Italia SpA(Æ)	1,986,174	1,103	Hitachi High-Technologies Corp.	7,700	277
Terna Rete Elettrica Nazionale SpA	74,424	458	Hitachi Metals, Ltd.	48,000	537
UniCredit SpA	111,751	1,292	Hitachi, Ltd.	39,800	1,249
		19,369	Honda Motor Co. , Ltd.	102,100	3,048
			Hoya Corp.	12,000	695
Japan - 21.3%			Idemitsu Kosan Co. , Ltd.	28,700	1,008
ABC-Mart, Inc.	3,000	172	IHI Corp.	2,800	88
Aeon Co. , Ltd.	29,300	596	Iida Group Holdings Co. , Ltd.	32,800	597
Aeon Mall Co. , Ltd.	22,900	381	Inpex Corp.	39,000	372
Air Water, Inc.	33,500	558	Isetan Mitsukoshi Holdings, Ltd.	9,500	98
Aisin Seiki Co. , Ltd.	15,000	591	Isuzu Motors, Ltd.	65,600	974
Ajinomoto Co. , Inc.	19,300	333	ITOCHU Corp.	166,400	3,045
Alfresa Holdings Corp.	10,100	278	J Front Retailing Co. , Ltd.	33,400	382
Alps Electric Co. , Ltd.	16,300	343	Japan Airlines Co. , Ltd.	26,300	958
ANA Holdings, Inc.	18,500	681	Japan Post Bank Co. , Ltd.	19,900	232
Aozora Bank, Ltd.	18,200	560	Japan Post Holdings Co. , Ltd.	84,700	1,040
Asahi Glass Co. , Ltd.	31,200	1,056	Japan Prime Realty Investment Corp. (ö)	58	236
Asahi Group Holdings, Ltd.	19,200	802	Japan Real Estate Investment Corp. (ö)	50	293
Asahi Kasei Corp.	111,800	1,224	Japan Retail Fund Investment Corp. (ö)	95	195
Astellas Pharma, Inc.	42,900	635	Japan Tobacco, Inc.	27,900	705
Bandai Namco Holdings, Inc.	1,700	75	JFE Holdings, Inc.	55,200	972
Benesse Holdings, Inc.	4,300	112	JSR Corp.	32,800	529

See accompanying notes which are an integral part of this quarterly report.

474 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JTEKT Corp.	30,400	393	Nisshin Seifun Group, Inc.	20,500	413
JX Holdings, Inc.	256,200	1,388	Nissin Foods Holdings Co. , Ltd.	5,900	375
Kajima Corp.	47,000	668	Nitto Denko Corp.	13,800	778
Kamigumi Co. , Ltd.	19,500	431	Nomura Holdings, Inc.	139,500	567
Kaneka Corp.	9,000	352	Nomura Real Estate Holdings, Inc.	30,600	594
Kansai Electric Power Co. , Inc. (The)	47,400	720	Nomura Real Estate Master Fund, Inc. (ö)	138	198
Kao Corp.	12,500	881	Nomura Research Institute, Ltd.	9,000	367
KDDI Corp.	64,100	1,604	NSK, Ltd.	56,800	553
Keihan Holdings Co. , Ltd.	4,500	185	NTT Data Corp.	12,000	143
Keio Corp.	4,000	229	NTT DOCOMO, Inc.	31,600	757
Keisei Electric Railway Co. , Ltd.	12,100	383	Obayashi Corp.	122,600	1,163
Kikkoman Corp.	1,400	74	Obic Co. , Ltd.	4,400	416
Kintetsu Group Holdings Co. , Ltd.	7,000	305	Odakyu Electric Railway Co. , Ltd.	15,900	357
Kirin Holdings Co. , Ltd.	36,700	873	Oji Holdings Corp.	155,000	896
Kobayashi Pharmaceutical Co. , Ltd.	1,200	76	Oriental Land Co. , Ltd.	8,400	859
Kobe Steel, Ltd.	50,000	400	ORIX Corp.	70,500	1,062
Konica Minolta, Inc.	90,000	904	Osaka Gas Co. , Ltd.	28,700	566
Kurita Water Industries, Ltd.	9,300	236	Otsuka Holdings Co. , Ltd.	14,800	607
Kyowa Hakko Kirin Co. , Ltd.	11,100	212	Panasonic Corp.	50,500	493
Kyushu Electric Power Co. , Inc.	37,800	467	Park24 Co. , Ltd.	5,700	136
Kyushu Railway Co.	11,300	385	Rakuten, Inc.	29,400	221
Lawson, Inc.	4,800	296	Recruit Holdings Co. , Ltd.	6,000	161
LIXIL Group Corp.	38,600	568	Resona Holdings, Inc.	146,300	739
Marubeni Corp.	209,300	1,628	Ricoh Co. , Ltd.	107,700	1,146
Marui Group Co. , Ltd.	3,500	71	Rinnai Corp.	3,400	225
Maruichi Steel Tube, Ltd.	10,300	330	Sankyo Co. , Ltd.	5,200	201
Mazda Motor Corp.	77,000	849	Santen Pharmaceutical Co. , Ltd.	7,700	106
McDonald's Holdings Co. Japan, Ltd.	7,300	323	SBI Holdings, Inc.	3,400	72
Mebuki Financial Group, Inc.	109,900	308	Secom Co. , Ltd.	8,000	669
Medipal Holdings Corp.	25,400	587	Sega Sammy Holdings, Inc.	6,900	97
Mitsubishi Chemical Holdings Corp.	170,700	1,463	Seibu Holdings, Inc.	20,500	355
Mitsubishi Corp.	120,500	3,522	Seiko Epson Corp.	22,700	360
Mitsubishi Electric Corp.	77,800	976	Sekisui House, Ltd.	99,800	1,490
Mitsubishi Estate Co. , Ltd.	24,900	440	Seven & i Holdings Co. , Ltd.	17,400	757
Mitsubishi Gas Chemical Co. , Inc.	33,200	523	Seven Bank, Ltd.	51,800	154
Mitsubishi Heavy Industries, Ltd.	42,400	1,638	Shimamura Co. , Ltd.	5,000	432
Mitsubishi Materials Corp.	23,400	668	Shimano, Inc.	4,400	615
Mitsubishi Motors Corp.	93,200	576	Shimizu Corp.	91,400	777
Mitsubishi UFJ Financial Group, Inc.	382,300	2,057	Shinsei Bank, Ltd.	19,400	262
Mitsubishi UFJ Lease & Finance Co. ,			Shionogi & Co. , Ltd.	5,000	307
Ltd.	67,900	347	Shiseido Co. , Ltd.	1,300	77
Mitsui & Co. , Ltd.	170,100	2,781	Showa Denko KK	8,400	281
Mitsui Chemicals, Inc.	36,000	901	Showa Shell Sekiyu KK	43,100	637
Mitsui Fudosan Co. , Ltd.	22,200	538	SoftBank Group Corp.	8,900	698
Mizuho Financial Group, Inc.	1,489,600	2,460	Sompo Japan Nipponkoa Holdings, Inc.	33,500	1,257
MS&AD Insurance Group Holdings, Inc.	37,100	1,102	Sony Corp.	23,900	1,202
Murata Manufacturing Co. , Ltd.	1,100	156	Sony Financial Holdings, Inc.	4,200	80
Nagoya Railroad Co. , Ltd.	9,800	258	Stanley Electric Co. , Ltd.	10,700	310
NEC Corp.	29,900	1,002	Sumitomo Chemical Co. , Ltd.	148,000	770
NGK Insulators, Ltd.	17,800	273	Sumitomo Corp.	180,300	2,786
NGK Spark Plug Co. , Ltd.	13,900	299	Sumitomo Dainippon Pharma Co. , Ltd.	2,100	49
NH Foods, Ltd.	14,900	589	Sumitomo Electric Industries, Ltd.	128,300	1,823
Nippon Building Fund, Inc. (ö)	50	323	Sumitomo Heavy Industries, Ltd.	11,000	371
Nippon Electric Glass Co. , Ltd.	13,600	377	Sumitomo Metal Mining Co. , Ltd.	20,500	591
Nippon Express Co. , Ltd.	5,300	335	Sumitomo Mitsui Financial Group, Inc.	70,200	2,610
Nippon Prologis REIT, Inc. (Æ)(ö)	83	181	Sumitomo Mitsui Trust Holdings, Inc.	27,900	1,058
Nippon Steel & Sumitomo Metal Corp.	56,800	1,050	Sumitomo Realty & Development Co. ,
Nippon Telegraph & Telephone Corp.	43,478	1,866	Ltd.	15,000	572
Nissan Chemical Industries, Ltd.	5,800	308	Sumitomo Rubber Industries, Ltd.	40,700	564
Nissan Motor Co. , Ltd.	272,400	2,319	Suntory Beverage & Food, Ltd.	8,200	363

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 475

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Suzuken Co. , Ltd.	7,200	378	Tenaga Nasional BHD	140,073	441
Suzuki Motor Corp.	13,600	709			1,351
T&D Holdings, Inc.	56,700	701
Taiheiyo Cement Corp.	15,100	516	Mexico - 0.5%
Taisei Corp.	21,939	1,030	America Movil SAB de CV	910,354	728
Taisho Pharmaceutical Holdings Co. ,			Banco Santander SA Class B	115,939	174
Ltd.	1,300	131	Cemex SAB de CV (Æ)	520,148	281
Taiyo Nippon Sanso Corp.	5,500	87	Coca-Cola Femsa SAB de CV	40,266	252
Takashimaya Co. , Ltd.	30,500	413	Fibra Uno Administracion SA de CV(ö)	237,015	325
Takeda Pharmaceutical Co. , Ltd.	8,866	358	Fomento Economico Mexicano SAB de
TDK Corp.	2,800	220	CV	40,770	371
Teijin, Ltd.	39,700	685	Gruma SAB de CV Class B	16,106	196
Tobu Railway Co. , Ltd.	13,000	367	Grupo Aeroportuario del Pacifico SAB de
Toho Co. , Ltd.	8,500	309	CV Class B	28,228	253
Toho Gas Co. , Ltd.	3,000	128	Grupo Aeroportuario del Sureste SAB de
Tohoku Electric Power Co. , Inc.	96,100	1,299	CV Class B	16,299	295
Tokio Marine Holdings, Inc.	26,200	1,279	Grupo Financiero Banorte SAB de CV
Tokyo Electric Power Co. Holdings, Inc.			Class O	46,126	256
(Æ)	176,000	1,081	Grupo Financiero Inbursa SAB de CV
Tokyo Gas Co. , Ltd.	24,000	630	Class O	144,810	210
Tokyu Corp.	21,000	359	Grupo Mexico SAB de CV	125,597	301
Tokyu Fudosan Holdings Corp.	134,700	735	Kimberly-Clark de Mexico SAB de CV
Toppan Printing Co. , Ltd.	38,500	630	Class A	117,054	195
Toray Industries, Inc.	106,100	786	Mexichem SAB de CV	30,565	82
Toshiba Corp.	12,300	389	Promotora y Operadora de
Tosoh Corp.	38,000	539	Infraestructura SAB de CV	17,842	182
Toyo Seikan Group Holdings, Ltd.	6,600	148	Wal-Mart de Mexico SAB de CV	47,829	126
Toyo Suisan Kaisha, Ltd.	9,400	337			4,227
Toyoda Gosei Co. , Ltd.	12,700	277
Toyota Industries Corp.	27,400	1,351	Netherlands - 2.1%
Toyota Motor Corp.	132,100	8,118	ABN AMRO Group NV(Þ)	38,651	963
Toyota Tsusho Corp.	47,500	1,511	Aegon NV	231,847	1,193
Unicharm Corp.	17,100	527	AerCap Holdings NV(Æ)	11,857	560
United Urban Investment Corp. (ö)	167	266	Akzo Nobel NV	8,769	758
USS Co. , Ltd.	20,800	364	ASML Holding NV	4,411	777
West Japan Railway Co.	12,200	888	Exor NV	13,663	873
Yakult Honsha Co. , Ltd.	1,700	113	Heineken Holding NV	5,696	495
Yamada Denki Co. , Ltd.	140,500	692	Heineken NV	7,326	658
Yamaguchi Financial Group, Inc.	37,000	376	ING Groep NV	202,923	2,403
Yamaha Motor Co. , Ltd.	37,000	791	Koninklijke Ahold Delhaize NV	100,679	2,656
Yamato Holdings Co. , Ltd.	8,900	237	Koninklijke Vopak NV	13,286	677
Yokogawa Electric Corp.	8,000	149	NN Group NV	46,229	1,958
Yokohama Rubber Co. , Ltd. (The)	26,500	561	Randstad Holding NV	16,200	783
		163,437	Wolters Kluwer NV	19,917	1,241
					15,995
Luxembourg - 0.6%
ArcelorMittal SA(Æ)	57,172	1,327	New Zealand - 0.0%
Aroundtown SA	174,007	1,538	Auckland International Airport, Ltd.	20,467	104
RTL Group SA	7,095	388	Norway - 0.7%
SES SA	23,316	476	DNB ASA	99,493	1,766
Tenaris SA	56,772	711	Gjensidige Forsikring ASA	9,185	158
		4,440	Marine Harvest ASA	14,135	312

Malaysia - 0.2%			Norsk Hydro ASA	176,483	815
AirAsia BHD	98,400	73	Orkla ASA	51,308	413
CIMB Group Holdings BHD	213,379	293	Schibsted ASA Class B	2,492	79
IOI Corp. BHD	124,500	142	Statoil ASA Class N	58,902	1,344
Malayan Banking BHD	107,700	251	Telenor ASA	24,761	468
Public Bank BHD	24,900	151			5,355

See accompanying notes which are an integral part of this quarterly report.

476 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Peru - 0.0%			Mr Price Group, Ltd.	11,461	193
Credicorp, Ltd.	906	220	Naspers, Ltd. Class N	6,601	1,529
			Nedbank Group, Ltd.	8,452	183
Philippines - 0.1%			Netcare, Ltd. Class H	91,031	171
Aboitiz Power Corp.	202,500	149	Old Mutual, Ltd.	830,128	1,443
GT Capital Holdings, Inc.	7,607	156	Redefine Properties, Ltd. (ö)	341,667	272
International Container Terminal			Remgro, Ltd.	13,722	219
Services, Inc.	54,500	113	RMB Holdings, Ltd.	37,270	235
		418	Sappi, Ltd. - ADR	42,043	248
			Sasol, Ltd. - ADR	7,370	223
Poland - 0.2%			Shoprite Holdings, Ltd. - ADR	18,391	228
Bank Pekao SA	3,964	118	Standard Bank Group, Ltd.	26,262	387
Grupa Lotos SA	5,771	144	Truworths International, Ltd.	35,558	215
LPP SA	94	212	Woolworths Holdings, Ltd.	77,507	295
mBank SA	1,289	156			7,881
Polski Koncern Naftowy ORLEN SA	16,024	450
Polskie Gornictwo Naftowe i			South Korea - 1.4%
Gazownictwo SA	104,012	213	Celltrion, Inc. (Æ)	1,620	322
Powszechna Kasa Oszczednosci Bank			Cheil Communications, Inc.	4,269	90
Polski SA	22,727	242	Daelim Industrial Co. , Ltd. (Æ)	1,819	174
Powszechny Zaklad Ubezpieczen SA	21,685	261	Dongbu Insurance Co. , Ltd.	2,274	142
		1,796	GS Engineering & Construction Corp.	3,610	153
			Hana Financial Group, Inc.	7,004	253
Portugal - 0.3%			Hankook Tire Co. , Ltd. (Æ)	2,521	95
Banco Espirito Santo SA Class C(Æ)(Š)	22,842	3
Energias de Portugal SA	557,122	2,035	Hanwha Chemical Corp.	7,051	143
Galp Energia SGPS SA Class B	12,836	200	Hyundai Glovis Co. , Ltd.	866	111
		2,238	Hyundai Marine & Fire Insurance Co. ,
			Ltd.	3,071	103
Russia - 0.5%			Hyundai Mobis Co. , Ltd. (Æ)	2,112	428
Gazprom PJSC	259,598	646	Hyundai Motor Co.	2,257	263
Lukoil PJSC	9,478	764	Industrial Bank of Korea	14,934	191
MMC Norilsk Nickel PJSC	2,047	426	KB Financial Group, Inc.	6,334	273
Novatek OAO - GDR	1,412	259	KCC Corp.	372	109
Rosneft Oil Co. PJSC	45,953	289	Kia Motors Corp.	13,369	437
Sberbank of Russia PJSC Class T	177,114	591	Korea Zinc Co. , Ltd. (Æ)	256	101
Tatneft PAO	44,043	543	KT&G Corp.	1,816	162
		3,518	Kumho Petrochemical Co. , Ltd.	1,303	105
			LG Corp. Class H	5,955	416
Singapore - 0.6%			LG Electronics, Inc. Class H	2,260	136
BOC Aviation, Ltd. (Þ)	12,800	109	Lotte Chemical Corp.	381	104
CapitaLand, Ltd.	281,700	697	Medy-Tox, Inc.	317	149
DBS Group Holdings, Ltd.	6,300	112	POSCO	1,375	335
Keppel Corp. , Ltd. - ADR	15,803	72	Samsung C&T Corp.	2,159	233
Oversea-Chinese Banking Corp. , Ltd.	143,772	1,231	Samsung Electro-Mechanics Co. , Ltd.	3,446	336
Singapore Telecommunications, Ltd.	42,800	96	Samsung Electronics Co. , Ltd.	77,316	3,229
United Overseas Bank, Ltd.	69,600	1,305	Samsung Fire & Marine Insurance Co. ,
UOL Group, Ltd.	38,500	190	Ltd.	648	159
Wilmar International, Ltd.	198,800	493	Shinhan Financial Group Co. , Ltd.	6,361	246
		4,305	SK Holdings Co. , Ltd.	1,161	275
			SK Hynix, Inc.	10,099	674
South Africa - 1.0%			SK Innovation Co. , Ltd.	2,669	453
Absa Group, Ltd.	27,821	388	SK Telecom Co. , Ltd.	848	196
Bidvest Group, Ltd. (The)	21,580	330	Woori Bank(Š)	34,992	465
Exxaro Resources, Ltd.	16,861	196			11,061
FirstRand, Ltd.	29,033	152
Fortress REIT, Ltd. Class A(ö)	97,577	143	Spain - 3.1%
Growthpoint Properties, Ltd. (ö)	178,015	349	ACS Actividades de Construccion y
Hyprop Investments, Ltd. (ö)	17,798	121	Servicios SA	33,009	1,366
Investec, Ltd.	20,102	132	Aena SA(Þ)	2,352	406
Mondi, Ltd.	9,253	229	Amadeus IT Group SA Class A	8,001	581

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 477

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banco Bilbao Vizcaya Argentaria SA			Nestle SA	129,707	11,297
- ADR	267,040	1,582	Novartis AG	86,784	7,573
Banco de Sabadell SA - ADR	428,250	491	Pargesa Holding SA	7,974	630
Banco Santander SA - ADR	642,263	3,042	Partners Group Holding AG	1,154	794
Bankinter SA	91,092	711	Roche Holding AG	26,323	6,992
CaixaBank SA	226,195	855	Schindler Holding AG	4,716	1,002
Enagas SA	50,134	1,460	SGS SA	257	620
Endesa SA - ADR	34,623	865	Sonova Holding AG	1,852	347
Ferrovial SA	15,605	350	Swiss Life Holding AG(Æ)	5,454	2,250
Gas Natural SDG SA	48,797	1,361	Swiss Prime Site AG Class A(Æ)	6,219	527
Grifols SA	2,551	67	Swiss Re AG	29,097	2,791
Iberdrola SA	347,174	2,863	Swisscom AG	1,300	623
Industria de Diseno Textil SA	20,414	569	Temenos AG(Æ)	1,351	183
Mapfre SA	194,605	541	UBS Group AG(Æ)	154,923	2,008
Red Electrica Corp. SA	32,773	754	Vifor Pharma AG	2,422	308
Repsol SA - ADR	160,858	2,825	Zurich Insurance Group AG	13,463	4,229
Telefonica SA - ADR	366,302	3,146			56,033
		23,835
			Taiwan - 1.3%
Sweden - 2.0%			Asia Cement Corp.	87,000	104
Alfa Laval AB	21,853	495	Asustek Computer, Inc.	20,000	155
Assa Abloy AB Class B	43,596	812	AU Optronics Corp.	891,000	353
Boliden AB(Æ)	34,645	868	Catcher Technology Co. , Ltd.	32,000	251
Essity Aktiebolag Class B	18,668	516	Cathay Financial Holding Co. , Ltd.	129,000	186
Hexagon AB Class B	6,145	300	China Development Financial Holding
ICA Gruppen AB(Ñ)	10,917	384	Corp.	419,000	138
Industrivarden AB Class C	14,192	292	China Life Insurance Co. , Ltd.	180,200	165
Investor AB Class B	17,147	753	China Steel Corp. Class H	285,000	236
L E Lundbergforetagen AB Class B	13,039	402	Compal Electronics, Inc.	496,000	296
Lundin Petroleum AB	13,228	423	CTBC Financial Holding Co. , Ltd.	387,000	265
Sandvik AB	46,378	739	Delta Electronics, Inc.	96,000	475
Securitas AB Class B	30,502	491	Far Eastern New Century Corp.	234,000	231
Skandinaviska Enskilda Banken AB			First Financial Holding Co. , Ltd.	411,920	276
Class A	134,883	1,415	Formosa Chemicals & Fibre Corp.	101,000	353
Skanska AB Class B	33,404	584	Formosa Plastics Corp.	102,000	347
SKF AB Class B	33,865	568	Fubon Financial Holding Co. , Ltd.	151,000	222
Svenska Handelsbanken AB Class A	105,848	1,150	Hon Hai Precision Industry Co. , Ltd.	180,200	416
Swedbank AB Class A	88,872	2,017	Hua Nan Financial Holdings Co. , Ltd.	438,900	266
Swedish Match AB	6,885	308	Lite-On Technology Corp.	175,000	262
Tele2 AB Class B	32,552	406	Mega Financial Holding Co. , Ltd.	329,000	288
Telefonaktiebolaget LM Ericsson Class B	34,041	303	Nan Ya Plastics Corp.	113,000	282
Telia Co. AB	140,156	611	Shin Kong Financial Holding Co. , Ltd.	448,365	130
Volvo AB Class B	82,921	1,192	SinoPac Financial Holdings Co. , Ltd.	504,900	173
		15,029	Synnex Technology International Corp.	102,000	128
			Taiwan Cement Corp.	236,500	293
Switzerland - 7.3%			Taiwan Cooperative Financial Holding
ABB, Ltd.	25,970	496	Co. , Ltd.	323,420	196
Adecco SA	19,879	996	Taiwan Semiconductor Manufacturing
Baloise Holding AG	9,439	1,460	Co. , Ltd.	329,000	2,438
Barry Callebaut AG	50	85	Uni-President Enterprises Corp.	202,000	475
Chocoladefabriken Lindt & Spruengli			United Microelectronics Corp.	356,000	134
AG	146	1,801	Wistron Corp.	298,517	210
Credit Suisse Group AG(Æ)	104,543	1,267	WPG Holdings, Ltd.	92,000	118
EMS-Chemie Holding AG	679	339	Yuanta Financial Holding Co. , Ltd.	515,000	286
Ferguson PLC	14,021	938			10,148
Geberit AG	1,966	769
Givaudan SA	420	1,019	Thailand - 0.6%
Glencore PLC(Æ)	711,698	2,893	Airports of Thailand Public Co. , Ltd.	175,500	388
Kuehne & Nagel International AG	3,250	440	CP ALL PCL	103,000	257
LafargeHolcim, Ltd. (Æ)	24,398	1,148	Delta Electronics Thailand PCL	32,900	73
Lonza Group AG(Æ)	788	208	IRPC PCL	1,404,000	259

See accompanying notes which are an integral part of this quarterly report.

478 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kasikornbank PCL	30,700	197	Investec PLC	57,768	371
Krung Thai Bank PCL	736,500	467	J Sainsbury PLC	231,675	867
Land & Houses PCL	228,100	78	John Wood Group PLC	76,341	541
PTT Exploration & Production PCL	82,400	324	Kingfisher PLC	376,654	1,100
PTT Global Chemical PCL	323,500	706	Land Securities Group PLC(ö)	64,113	728
PTT Public Company, Ltd.	485,300	755	Legal & General Group PLC	899,498	3,064
Robinson Public Co. , Ltd.	33,000	72	Lloyds Banking Group PLC	5,191,356	3,951
Siam Cement PCL (The)	13,600	203	London Stock Exchange Group PLC	14,427	867
Siam Commercial Bank PCL (The)	76,000	325	Marks & Spencer Group PLC	362,971	1,376
Thai Oil PCL	158,000	364	Meggitt PLC	103,846	703
		4,468	Mondi PLC	11,028	266
			National Grid PLC	249,612	2,714
Turkey - 0.1%			Next PLC	7,695	489
Akbank TAS	160,931	221	NMC Health PLC	1,612	55
Turk Hava Yollari AO(Æ)	38,982	116	Pearson PLC	108,534	1,291
Turkiye Garanti Bankasi AS	157,630	278	Persimmon PLC Class A	57,556	1,795
Turkiye Is Bankasi Class C	109,082	120	Prudential PLC	152,945	2,984
		735	Reckitt Benckiser Group PLC	13,415	1,033
			RELX PLC	41,040	908
United Arab Emirates - 0.1%			Rio Tinto PLC	74,405	4,115
Abu Dhabi Commercial Bank PJSC	86,045	220	Royal Dutch Shell PLC Class B	369,384	11,491
Dubai Islamic Bank PJSC	118,881	165	Royal Mail PLC	155,981	549
Emaar Development PJSC	69,122	75	Segro PLC(ö)	105,234	894
National Bank of Abu Dhabi	49,121	197	Severn Trent PLC Class H	11,639	305
		657	Smith & Nephew PLC	65,464	1,233

United Kingdom - 14.8%			St. James's Place PLC	24,158	298
3i Group PLC	154,936	1,730	Standard Chartered PLC	206,478	1,665
Admiral Group PLC	3,358	91	Standard Life Aberdeen PLC(Æ)	184,645	610
Anglo American PLC	114,174	2,914	Taylor Wimpey PLC	433,922	941
Antofagasta PLC	51,595	590	Tesco PLC	393,991	1,153
Ashtead Group PLC	13,944	353	Unilever NV	44,385	2,371
AstraZeneca PLC	32,239	2,335	Unilever PLC	37,799	1,980
Aviva PLC	517,016	2,811	United Utilities Group PLC	57,988	632
Babcock International Group PLC	51,430	358	Vodafone Group PLC	768,561	1,400
BAE Systems PLC	113,480	762	Whitbread PLC	1,458	94
Barclays PLC	860,040	1,786	Wm Morrison Supermarkets PLC	228,162	701
Barratt Developments PLC	185,038	1,307			113,279

Berkeley Group Holdings PLC	17,708	872	United States - 0.4%
BHP Group PLC	36,949	820	Carnival PLC	10,711	605
BP PLC	1,149,994	7,837	International Flavors & Fragrances, Inc.	714	100
British American Tobacco PLC	106,105	3,744	Wausau Paper Corp.	181,635	2,074
British Land Co. PLC (The)(ö)	100,674	758			2,779
BT Group PLC	566,327	1,727
Bunzl PLC	25,454	802	Total Common Stocks
Burberry Group PLC	4,474	106	(cost $713,184)		727,083
Centrica PLC	925,520	1,657
Coca-Cola European Partners PLC	12,094	575

Compass Group PLC	50,971	1,091	Brazil Preferred - 0.4% Stocks - 1.1%
Croda International PLC	11,767	745	Banco Bradesco SA(Æ)
Diageo PLC	90,964	3,469	2.580% (Ÿ)	59,855	743
Direct Line Insurance Group PLC	289,920	1,281	Investimentos Itau SA
easyJet PLC	25,648	426	12.707% (Ÿ)	96,128	356
Experian PLC	35,212	883	Itau Unibanco Holding SA
Fiat Chrysler Automobiles NV(Æ)	113,781	1,944	6.688% (Ÿ)	101,452	1,078
GlaxoSmithKline PLC - ADR	144,992	2,817	Petroleo Brasileiro SA(Æ)
HSBC Holdings PLC	1,025,121	8,602	3.300% (Ÿ)	103,236	724
Imperial Tobacco Group PLC	34,060	1,129	Telefonica Brasil SA
Informa PLC	48,347	429
International Consolidated Airlines
Group SA	117,388	993

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 479

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
8.570% (Ÿ)	31,654	423
		3,324

Colombia - 0.1%
Bancolombia SA
2.770% (Ÿ)	13,875	154

Germany - 0.6%
Bayerische Motoren Werke AG
6.301% (Ÿ)	4,102	303
Henkel AG & Co. KGaA
2.007% (Ÿ)	7,710	749
Porsche Automobil Holding SE
3.075% (Ÿ)	20,580	1,338
Sartorius AG
0.360% (Ÿ)	570	85
Volkswagen AG
2.707% (Ÿ)	12,029	2,046
		4,521

Russia - 0.0%
Surgutneftegas OAO
3.437% (Ÿ)	507,633	315

South Korea - 0.0%
Samsung Electronics Co. , Ltd.
3.734% (Ÿ)	3,132	106

Total Preferred Stocks
(cost $7,480)		8,420

Warrants & Rights - 0.0%
Spain - 0.0%
ACS, Actividades de Construccion y
Servicios, SA(Æ)
2019 Rights	17,046	9

Total Warrants & Rights
(cost $9)		9

Short-Term Investments - 2.5%
United States - 2.5%
U. S. Cash Management Fund(@)	18,945,123(8)	18,949
Total Short-Term Investments
(cost $18,949)		18,949

Other Securities - 0.5%
U. S. Cash Collateral Fund(×)(@)	3,953,284(8)	3,953
Total Other Securities
(cost $3,953)		3,953

Total Investments 98.9%
(identified cost $743,575)		758,414

Other Assets and Liabilities, Net
- 1.1%		8,763
Net Assets - 100.0%		767,177

See accompanying notes which are an integral part of this quarterly report.

480 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.7%
ABN AMRO Group NV	07/20/16	EUR	38,651	18.81	727	963
Aena SA	06/02/16	EUR	2,352	134.49	316	406
Amundi SA	01/10/17	EUR	7,828	68.07	533	451
BOC Aviation, Ltd.	06/19/18	HKD	12,800	6.45	83	109
Covestro AG	07/20/16	EUR	18,567	66.69	1,238	1,024
Hydro One, Ltd.	06/19/18	CAD	31,380	15.11	474	492
Legend Holdings Corp.	01/28/19	HKD	26,700	2.68	72	70
Luye Pharma Group, Ltd.	01/28/19	HKD	159,000	0.72	114	120
MONETA Money Bank AS	06/19/18	CZK	30,025	3.44	103	102
Orsted A/S	01/17/18	DKK	7,875	60.31	475	567
Pirelli & C. SpA	06/19/18	EUR	67,796	7.64	518	443
Postal Savings Bank of China Co. , Ltd.	06/19/18	HKD	190,000	0.68	130	107
Poste Italiane SpA	07/20/16	EUR	70,211	7.01	492	604
Wuxi Biologics (Cayman), Inc.	06/19/18	HKD	28,500	11.14	317	251
						5,709
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	422	EUR	13,301	03/19	481
FTSE 100 Index Futures	21	GBP	1,450	03/19	59
Hang Seng Index Futures	52	HKD	72,943	02/19	226
MSCI EAFE Index Futures	289	USD	26,416	03/19	1,243
S&P/TSX 60 Index Futures	184	CAD	34,143	03/19	929
SPI 200 Index Futures	88	AUD	12,769	03/19	(21)
TOPIX Index Futures	116	JPY	1,818,879	03/19	(47)
Short Positions
MSCI Emerging Markets Index Futures	1,018	USD	54,188	03/19	(4,704)
S&P 500 E-Mini Index Futures	171	USD	23,123	03/19	(1,040)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,874)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	1,474	AUD	2,000	03/20/19	(20)
Brown Brothers Harriman	USD	187	CAD	250	03/20/19	3
Brown Brothers Harriman	USD	218	CAD	290	03/20/19	3
Brown Brothers Harriman	USD	686	CAD	900	03/20/19	—
Brown Brothers Harriman	USD	1,234	CAD	1,625	03/20/19	4
Brown Brothers Harriman	USD	2,262	CAD	2,978	03/20/19	7
Brown Brothers Harriman	USD	2,557	CAD	3,366	03/20/19	8
Brown Brothers Harriman	USD	15	DKK	100	03/20/19	—
Brown Brothers Harriman	USD	28	DKK	180	03/20/19	—
Brown Brothers Harriman	USD	46	DKK	300	03/20/19	—
Brown Brothers Harriman	USD	61	DKK	400	03/20/19	—
Brown Brothers Harriman	USD	171	EUR	150	03/20/19	1

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 481

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	173	EUR	150	03/20/19	(1)
Brown Brothers Harriman	USD	345	EUR	300	03/20/19	—
Brown Brothers Harriman	USD	4,570	EUR	3,989	03/20/19	14
Brown Brothers Harriman	USD	127	GBP	100	03/20/19	4
Brown Brothers Harriman	USD	198	GBP	150	03/20/19	(1)
Brown Brothers Harriman	USD	5,071	GBP	3,960	03/20/19	134
Brown Brothers Harriman	USD	92	JPY	10,000	03/20/19	1
Brown Brothers Harriman	USD	3,009	JPY	336,991	03/20/19	96
Brown Brothers Harriman	CAD	50	USD	38	03/20/19	—
Brown Brothers Harriman	CAD	100	USD	73	03/20/19	(3)
Brown Brothers Harriman	CAD	120	USD	90	03/20/19	(2)
Brown Brothers Harriman	CAD	150	USD	113	03/20/19	(1)
Brown Brothers Harriman	CAD	160	USD	122	03/20/19	—
Brown Brothers Harriman	CAD	200	USD	147	03/20/19	(5)
Brown Brothers Harriman	CAD	200	USD	151	03/20/19	(1)
Brown Brothers Harriman	CAD	250	USD	189	03/20/19	(2)
Brown Brothers Harriman	CAD	650	USD	491	03/20/19	(4)
Brown Brothers Harriman	CAD	3,320	USD	2,466	03/20/19	(63)
Brown Brothers Harriman	EUR	100	USD	116	03/20/19	1
Brown Brothers Harriman	EUR	2,904	USD	3,327	03/20/19	(10)
Brown Brothers Harriman	HKD	350	USD	45	03/20/19	—
Brown Brothers Harriman	HKD	500	USD	64	03/20/19	—
Brown Brothers Harriman	HKD	650	USD	83	03/20/19	—
Brown Brothers Harriman	JPY	10,000	USD	89	03/20/19	(3)
Brown Brothers Harriman	NOK	27,956	USD	3,309	03/20/19	(12)
Brown Brothers Harriman	SEK	23,560	USD	2,641	03/20/19	28
Citigroup	USD	1,474	AUD	2,000	03/20/19	(19)
Citigroup	USD	2,259	CAD	2,978	03/20/19	10
Citigroup	USD	2,553	CAD	3,366	03/20/19	11
Citigroup	USD	4,570	EUR	3,989	03/20/19	13
Citigroup	USD	5,062	GBP	3,960	03/20/19	145
Citigroup	USD	3,008	JPY	336,991	03/20/19	97
Citigroup	EUR	2,904	USD	3,327	03/20/19	(10)
Citigroup	NOK	27,956	USD	3,309	03/20/19	(13)
Citigroup	SEK	23,560	USD	2,640	03/20/19	27
Commonwealth Bank of Australia	USD	1,476	AUD	2,000	03/20/19	(21)
Commonwealth Bank of Australia	USD	2,259	CAD	2,978	03/20/19	9
Commonwealth Bank of Australia	USD	2,554	CAD	3,366	03/20/19	11
Commonwealth Bank of Australia	USD	4,586	EUR	3,989	03/20/19	(3)
Commonwealth Bank of Australia	USD	5,078	GBP	3,960	03/20/19	128
Commonwealth Bank of Australia	USD	3,014	JPY	336,991	03/20/19	91
Commonwealth Bank of Australia	EUR	2,904	USD	3,339	03/20/19	2
Commonwealth Bank of Australia	NOK	27,956	USD	3,315	03/20/19	(7)
Commonwealth Bank of Australia	SEK	23,560	USD	2,647	03/20/19	34
Royal Bank of Canada	USD	1,471	AUD	2,000	03/20/19	(16)
Royal Bank of Canada	USD	1,232	CAD	1,625	03/20/19	6
Royal Bank of Canada	USD	2,258	CAD	2,978	03/20/19	11
Royal Bank of Canada	USD	2,553	CAD	3,366	03/20/19	12
Royal Bank of Canada	USD	4,562	EUR	3,989	03/20/19	22
Royal Bank of Canada	USD	5,049	GBP	3,960	03/20/19	157
Royal Bank of Canada	USD	3,012	JPY	336,991	03/20/19	93
Royal Bank of Canada	CAD	200	USD	151	03/20/19	(2)
Royal Bank of Canada	EUR	2,904	USD	3,321	03/20/19	(16)
Royal Bank of Canada	JPY	1,000	USD	9	03/20/19	—
Royal Bank of Canada	NOK	27,956	USD	3,301	03/20/19	(21)
Royal Bank of Canada	SEK	23,560	USD	2,634	03/20/19	21
State Street	USD	8,968	AUD	12,500	03/20/19	123
State Street	USD	567	CAD	750	03/20/19	5
State Street	USD	2,874	CAD	3,900	03/20/19	97
State Street	USD	10,577	CAD	14,000	03/20/19	90
State Street	USD	31	DKK	200	03/20/19	—
State Street	USD	3,563	DKK	23,170	03/20/19	4
State Street	USD	3,736	HKD	29,100	03/20/19	(21)

See accompanying notes which are an integral part of this quarterly report.

482 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	8,941	HKD	70,000	03/20/19	(4)
State Street	USD	1,560	JPY	170,000	03/20/19	6
State Street	USD	1,850	JPY	207,000	03/20/19	57
State Street	USD	2,003	NOK	17,000	03/20/19	17
State Street	USD	334	SEK	3,000	03/20/19	(1)
State Street	USD	336	SEK	3,000	03/20/19	(3)
State Street	USD	5,156	SEK	46,500	03/20/19	1
State Street	CAD	200	USD	151	03/20/19	(1)
State Street	CAD	300	USD	226	03/20/19	(2)
State Street	CAD	400	USD	294	03/20/19	(11)
State Street	CAD	9,700	USD	7,328	03/20/19	(62)
State Street	DKK	24,350	USD	3,742	03/20/19	(7)
State Street	EUR	2,000	USD	2,295	03/20/19	(3)
State Street	EUR	7,000	USD	8,033	03/20/19	(10)
State Street	GBP	1,400	USD	1,847	03/20/19	7
State Street	GBP	1,445	USD	1,850	03/20/19	(49)
State Street	GBP	17,800	USD	23,488	03/20/19	89
State Street	HKD	27,600	USD	3,525	03/20/19	2
State Street	JPY	12,000	USD	111	03/20/19	1
UBS	USD	1,475	AUD	2,000	03/20/19	(20)
UBS	USD	2,259	CAD	2,978	03/20/19	9
UBS	USD	2,554	CAD	3,366	03/20/19	10
UBS	USD	4,584	EUR	3,989	03/20/19	—
UBS	USD	5,076	GBP	3,960	03/20/19	131
UBS	USD	3,012	JPY	336,991	03/20/19	93
UBS	EUR	2,904	USD	3,337	03/20/19	—
UBS	NOK	27,956	USD	3,315	03/20/19	(7)
UBS	SEK	23,560	USD	2,646	03/20/19	33
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,522

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$21,449	$—	$—	$21,449
Austria	—	3,307	—	—	3,307
Belgium	—	5,347	—	—	5,347
Brazil	2,963	—	—	—	2,963
Canada	38,609	—	—	—	38,609
Cayman Islands	—	74	—	—	74
Chile	782	—	—	—	782
China	4,091	15,199	—	—	19,290
Czech Republic	—	102	—	—	102
Denmark	—	7,531	—	—	7,531
Finland	—	7,306	—	—	7,306
France	40	70,378	—	—	70,418
Germany	—	50,372	—	—	50,372
Greece	—	78	—	—	78
Hong Kong	—	13,856	60	—	13,916
Hungary	—	501	—	—	501

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 483

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Indonesia	—	1,186	—	—	1,186
Ireland	—	3,951	—	—	3,951
Israel	2,461	4,762	—	—	7,223
Italy	—	19,369	—	—	19,369
Japan	—	163,437	—	—	163,437
Luxembourg	—	4,440	—	—	4,440
Malaysia	—	1,351	—	—	1,351
Mexico	4,227	—	—	—	4,227
Netherlands	560	15,435	—	—	15,995
New Zealand	—	104	—	—	104
Norway	—	5,355	—	—	5,355
Peru	220	—	—	—	220
Philippines	—	418	—	—	418
Poland	—	1,796	—	—	1,796
Portugal	—	2,235	3	—	2,238
Russia	—	3,518	—	—	3,518
Singapore	—	4,305	—	—	4,305
South Africa	—	7,881	—	—	7,881
South Korea	—	10,596	465	—	11,061
Spain	—	23,835	—	—	23,835
Sweden	—	15,029	—	—	15,029
Switzerland	—	56,033	—	—	56,033
Taiwan	—	10,148	—	—	10,148
Thailand	—	4,468	—	—	4,468
Turkey	—	735	—	—	735
United Arab Emirates	—	657	—	—	657
United Kingdom	575	112,704	—	—	113,279
United States	—	2,779	—	—	2,779
Preferred Stocks	3,478	4,942	—	—	8,420
Warrants & Rights	9	—	—	—	9
Short-Term Investments	—	—	—	18,949	18,949
Other Securities	—	—	—	3,953	3,953
Total Investments	58,015	676,969	528	22,902	758,414

Other Financial Instruments
Assets
Futures Contracts	2,938	—	—	—	2,938
Foreign Currency Exchange Contracts	—	1,979	—	—	1,979
Liabilities
Futures Contracts	(5,812)	—	—	—	(5,812)
Foreign Currency Exchange Contracts	—	(457)	—	—	(457)
Total Other Financial Instruments*	$(2,874)	$1,522	$—	$—	$(1,352)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

484 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	96,645
Consumer Staples	41,487
Energy	56,306
Financial Services	226,074
Health Care	41,504
Materials and Processing	80,802
Producer Durables	94,919
Technology	37,296
Utilities	60,470
Warrants and Rights	9
Short-Term Investments	18,949
Other Securities	3,953
Total Investments	758,414

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 485

Russell Investment Company

Notes to Schedules of Investments — January 31, 2019 (Unaudited)

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(+) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details.
(&) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Quarterly Report for details.
(0) Weekly payment frequency.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

486 Notes to Schedules of Investments

Russell Investment Company

Notes to Schedules of Investments, continued — January 31, 2019 (Unaudited)

GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON - Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 487

Russell Investment Company

Notes to Quarterly Report — January 31, 2019 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund.

The following information relates to the liquidation of the U.S. Mid Cap Equity Fund (the “Fund”):

At a meeting held on January 9, 2019, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and
Dissolution of Sub-Trusts (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the
Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on January 10, 2019, the Fund was closed to new shareholders. Effective at the close of business on May 14, 2019, the Fund will stop accepting orders from existing shareholders to purchase additional Shares.

The Fund currently expects to continue to pursue its investment objective until on or about May 14, 2019, at which time it will no longer engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around May 14, 2019, the Fund expects to liquidate its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

The Fund reserves the right to liquidate its holdings and cease to pursue its investment objective prior to May 14, 2019 if such action is determined to be in the interest of the Fund and its shareholders by RIM or an officer of RIC. During the period from
January 9, 2019 through May 14, 2019, RIM may choose to no longer allocate the Fund’s assets to one or more of the money managers listed in the Fund’s Prospectus. Either of these events is likely to impact Fund performance.

Effective at the close of business on January 10, 2019, the Fund’s Class A and Class C Shares, as applicable, discontinued
payments of 12b-1 distribution fees to financial intermediaries. The Fund, and indirectly, its shareholders will bear the expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets on or before May 22, 2019 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to May 22, 2019 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is May 20, 2019, based on Fund records as of the open of business on May 17, 2019.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective

488 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Notes to Quarterly Report 489

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity,
International Developed Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Investment Grade Bond,

490 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Tax-Exempt High Yield Bond, Tax-Exempt Bond, Commodity Strategies, Global Infrastructure, Global Real Estate Securities,
Strategic Call Overwriting, Multifactor U.S. Equity, and Multifactor International Equity Funds had no transfers between Levels
1, 2 and 3 for the period ended January 31, 2019. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

The Global Equity, Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Short Duration Bond, Multi-Strategy
Income, and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:

Global Equity Fund	$ 210,982
Global Opportunistic Credit Fund	1,494,098
Unconstrained Total Return Fund	714,590
Strategic Bond Fund	4,738,047
Short Duration Bond Fund	1,585,923
Multi-Strategy Income Fund	4,636,811
Multi-Asset Growth Strategy Fund	7,146,494

The Emerging Markets, Tax-Managed International Equity, Global Opportunistic Credit, Multi-Strategy Income, and Multi-Asset
Growth Strategy Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Emerging Markets Fund	$ 5,821,236
Tax-Managed International Equity Fund	314,183
Global Opportunistic Credit Fund	1,287,644
Multi-Strategy Income Fund	86,670
Multi-Asset Growth Strategy Fund	465,449

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.

Notes to Quarterly Report 491

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects

492 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended January 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Notes to Quarterly Report 493

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

As of January 31, 2019, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:

	Cash Collateral for Forwards	Due to Broker
Emerging Markets Fund	$1,700,000	$—
Multi-Strategy Income Fund	$392,900	$507,248

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended January 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
494 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Funds	Strategies
Sustainable Equity Fund	Exposing cash to markets
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

As of January 31, 2019, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:

	Cash Collateral for
	Options	Due to Broker
Unconstrained Total Return Fund	$21,754,000	$770,000
Commodity Strategies Fund	$—	$840,000
Multi-Strategy Income Fund	$2,000,000	$—
Multi-Asset Growth Strategy Fund	$15,823,070	$—
Strategic Call Overwriting Fund	$7,800,000	$—
Futures Contracts

Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:

Notes to Quarterly Report 495

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Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Funds	Strategies
Equity Income Fund	Exposing cash to markets
Sustainable Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

As of January 31, 2019, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
Sustainable Equity Fund	$—	$1,500,000
International Developed Markets Fund	$1,900,000	$—
Emerging Markets Fund	$11,457,345	$—
Global Opportunistic Credit Fund	$3,634,592	$500,000
Unconstrained Total Return Fund	$300,000	$—
Short Duration Bond Fund	$600,000	$—
Commodity Strategies Fund	$5,539,000	$—
Global Real Estate Securities Fund	$800,000	$—
Multi-Strategy Income Fund	$20,500,000	$—
Multi-Asset Growth Strategy Fund	$13,540,000	$—
Swap Agreements

Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties
496 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Emerging Markets Fund	$—	$2,040,000
Global Opportunistic Credit Fund	$3,280,447	$1,620,000
Commodity Strategies Fund	$4,490,042	$4,470,000
Multi-Strategy Income Fund	$696,031,019	$1,170,000
Multi-Asset Growth Strategy Fund	$293,096,740	$4,065,351
Strategic Call Overwriting Fund	$167,838	$—

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit

Notes to Quarterly Report 497

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Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.

498 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended January 31, 2019, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

Notes to Quarterly Report 499

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended January 31, 2019, the Funds did not enter into any currency swaps.

Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The

500 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). Each of the Sustainable Equity Fund, U.S. Dynamic
Equity Fund and U.S. Strategic Equity Fund may also engage in short sale transactions that are effected through State Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions. Participation in this program may subject each Fund to a heightened risk that State Street would fail to return the
Fund’s cash collateral.

As of January 31, 2019, the Sustainable Equity Fund held $50,543,076, the U.S. Dynamic Equity Fund held $10,039,846 and the
U.S. Strategic Equity Fund held $169,895,426 as collateral for short sales.

Notes to Quarterly Report 501

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

502 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the

Notes to Quarterly Report 503

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of January 31, 2019, the Funds had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

504 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2019, net assets of the
Commodity Strategies Fund were $556,529,132 of which $114,089,969 or approximately 20.5% represents the Fund’s ownership of the shares of its Subsidiary, and the net assets Multi-Asset Growth Strategy Fund were $2,169,114,623 of which $129,977,485 or approximately 6.0%, represents the Fund’s ownership of the shares of its Subsidiary.

The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation

As of January 31, 2019, the market values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the
Consolidated Schedule of investments were as follows:

Federal Home Loan Bank Discount Notes	$38,845,848
U. S. Cash Management Fund	$29,836,811
United States Treasury Bills	$21,364,936

As of January 31, 2019, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U. S. Cash Management Fund	$118,017,298

Notes to Quarterly Report 505

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2019, the Funds had invested $1,490,781,322 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $438,033,229 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
6. Federal Income Taxes
At January 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Income	Sustainable	U. S. Dynamic
	Fund	Equity Fund	Equity Fund
Cost of Investments	$302,297,169	$433,245,129	$114,362,582
Unrealized Appreciation	$59,726,057	$90,416,334	$15,547,057
Unrealized Depreciation	(10,841,995)	(16,076,319)	(5,203,696)
Net Unrealized Appreciation (Depreciation)	$48,884,062	$74,340,015	$10,343,361
	U. S. Strategic	U. S. Mid Cap	U. S. Small Cap
	Equity Fund	Equity Fund	Equity Fund
Cost of Investments	$2,572,835,995	$77,341,505	$1,630,776,385
Unrealized Appreciation	$260,261,754	$7,419,037	$195,593,402
Unrealized Depreciation	(97,762,999)	(2,450,325)	(75,243,828)
Net Unrealized Appreciation (Depreciation)	$162,498,755	$4,968,712	$120,349,574

506 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

	International
	Developed	Global Equity	Emerging
	Markets Fund	Fund	Markets Fund
Cost of Investments	$2,616,159,922	$1,355,368,391	$1,670,910,097
Unrealized Appreciation	$185,323,650	$336,165,144	$316,862,186
Unrealized Depreciation	(376,098,613)	(73,423,819)	(78,817,572)
Net Unrealized Appreciation (Depreciation)	$(190,774,963)	$262,741,325	$238,044,614
	Tax-Managed	Tax-Managed	Tax-Managed
	U. S. Large Cap	U. S. Mid & Small	International
	Fund	Cap Fund	Equity Fund
Cost of Investments	$2,190,245,172	$505,387,173	$1,296,732,035
Unrealized Appreciation	$891,607,501	$202,097,867	$179,148,247
Unrealized Depreciation	(24,753,541)	(7,693,704)	(38,098,833)
Net Unrealized Appreciation (Depreciation)	$866,853,960	$194,404,163	$141,049,414
	Global	Unconstrained
	Opportunistic	Total Return	Strategic Bond
	Credit Fund	Fund	Fund
Cost of Investments	$598,486,525	$647,547,810	$4,203,900,414
Unrealized Appreciation	$15,202,929	$16,128,776	$55,394,888
Unrealized Depreciation	(43,602,674)	(22,985,188)	(42,999,800)
Net Unrealized Appreciation (Depreciation)	$(28,399,745)	$(6,856,412)	$12,395,088
	Investment
	Grade Bond	Short Duration	Tax-Exempt High
	Fund	Bond Fund	Yield Bond Fund
Cost of Investments	$951,406,862	$559,324,071	$770,077,069
Unrealized Appreciation	$11,620,847	$3,297,272	$21,513,041
Unrealized Depreciation	(9,375,441)	(5,852,947)	(9,060,962)
Net Unrealized Appreciation (Depreciation)	$2,245,406	$(2,555,675)	$12,452,079
			Global
	Tax-Exempt	Commodity	Infrastructure
	Bond Fund	Strategies Fund	Fund
Cost of Investments	$2,422,070,383	$668,892,356	$487,545,920
Unrealized Appreciation	$43,480,786	$419,238	$61,890,281
Unrealized Depreciation	(14,906,355)	(22,884,449)	(4,671,248)
Net Unrealized Appreciation (Depreciation)	$28,574,431	$(22,465,211)	$57,219,033
	Global Real		Multi-Asset
	Estate Securities	Multi-Strategy	Growth Strategy
	Fund	Income Fund	Fund
Cost of Investments	$944,772,009	$1,285,736,752	$2,342,820,373
Unrealized Appreciation	$120,688,247	$132,056,380	$2,279,222,672
Unrealized Depreciation	(12,140,213)	(147,755,258)	2,302,321,241)
Net Unrealized Appreciation (Depreciation)	$108,548,034	$(15,698,878)	$(23,098,569)
	Strategic Call		Multifactor
	Overwriting	Multifactor U. S.	International
	Fund	Equity Fund	Equity Fund
Cost of Investments	$53,861,790	$554,208,249	$756,993,132
Unrealized Appreciation	$42,413,649	$130,700,253	$348,527
Unrealized Depreciation	(3,237,307)	(19,323,989)	(279,718)
Net Unrealized Appreciation (Depreciation)	$39,176,342	$111,376,264	$68,809

7. Restricted Securities

Notes to Quarterly Report 507

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.

8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended January 31, 2019, the Funds had no unfunded loan commitments.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the Quarterly Report was issued and noted no events have occurred that require disclosure except the following:

On February 1, 2019, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on February 5, 2019, to shareholders of record effective with the opening of business on February 4, 2019.

On March 1, 2019, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on March 5, 2019, to shareholders of record effective with the opening of business on March 4, 2019.

508 Notes to Quarterly Report

Russell Investment Company

Shareholder Requests for Additional Information — January 31, 2019 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and (iv) the Funds' Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public
Reference room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russellinvestments.com; and (iii)
on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 509

Russell Investment Company

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

2019 QUARTERLY REPORT

LifePoints® Funds

January 31, 2019

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2019 (Unaudited)

Table of Contents

Russell Investment Company – Lifepoints® Funds.

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 96.2%
Alternative - 5.6%
Commodity Strategies Fund Class Y		1,231,114	6,427
Global Infrastructure Fund Class Y		329,735	3,406
Global Real Estate Securities Fund Class Y		61,070	2,068
			11,901

Domestic Equities - 3.3%
Multifactor U. S. Equity Fund Class Y		355,519	4,223
Sustainable Equity Fund Class Y		3,824	186
U. S. Dynamic Equity Fund Class Y		399,272	2,627
			7,036

Fixed Income - 57.5%
Global Opportunistic Credit Fund Class Y		228,920	2,134
Investment Grade Bond Fund Class Y		870,873	18,184
Short Duration Bond Fund Class Y		2,526,411	48,129
Strategic Bond Fund Class Y		3,553,286	37,274
Unconstrained Total Return Fund Class Y		1,732,884	17,034
			122,755

International Equities - 3.9%
Emerging Markets Fund Class Y		225,075	4,143
Multifactor International Equity Fund Class Y		449,318	4,107
			8,250

Multi-Asset - 25.9%
Multi-Strategy Income Fund Class Y		5,624,339	55,287

Total Investments in Affiliated Funds
(cost $200,228)			205,229

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Bank of America Jun 2019 2,527.47 Put (3,316)	USD	8,381 (ÿ)	168
Total Options Purchased
(cost $338)			168

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		298,626(8)	299
Total Short-Term Investments
(cost $299)			299

Total Investments 96.4%
(identified cost $200,865)			205,696

Other Assets and Liabilities, Net - 3.6%			7,582
Net Assets - 100.0%			213,278

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	3	EUR	311	02/19	16
Australian 10 Year Government Bond Futures	21	AUD	2,804	03/19	16
CAC40 Euro Index Futures	23	EUR	1,148	02/19	52
Canadian 10 Year Government Bond Futures	10	CAD	1,376	03/19	39
DAX Index Futures	3	EUR	837	03/19	29
Dow Jones U. S. Real Estate Index Futures	33	USD	1,088	03/19	44
EURO STOXX 50 Index Futures	21	EUR	662	03/19	23
FTSE/MIB Index Futures	2	EUR	197	03/19	12
IBEX 35 Index Futures	3	EUR	272	02/19	9
OMXS30 Index Futures	17	SEK	2,578	02/19	10
Russell 1000 E-Mini Index Futures	2	USD	150	03/19	6
S&P 400 E-Mini Index Futures	2	USD	367	03/19	20
S&P 500 E-Mini Index Futures	6	USD	811	03/19	60
United States 5 Year Treasury Note Futures	44	USD	5,054	03/19	93
United States 10 Year Treasury Note Futures	33	USD	4,041	03/19	104
Short Positions
Euro-Bund Futures	14	EUR	2,319	03/19	(55)
FTSE 100 Index Futures	7	GBP	483	03/19	(16)
Hang Seng Index Futures	1	HKD	1,403	02/19	(3)
Japan 10 Year Government Bond Futures	1	JPY	152,690	03/19	—
Long Gilt Futures	12	GBP	1,482	03/19	(21)
MSCI Emerging Markets Index Futures	1	USD	53	03/19	(5)
MSCI Singapore Index Futures	2	SGD	72	02/19	—
NASDAQ 100 E-Mini Index Futures	12	USD	1,660	03/19	(70)
Russell 2000 E-Mini Index Futures	10	USD	750	03/19	(47)
SPI 200 Index Futures	3	AUD	435	03/19	(12)
TOPIX Index Futures	2	JPY	31,360	03/19	1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					305

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount	Date	$
S&P 500 Index	Bank of America	Put	3,316		2,527.47	USD	8,381	06/21/19	(168)
Total Liability for Options Written (premiums received $430)									(168)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount				Amount		(Depreciation)
Counterparty			Sold				Bought	Settlement Date	$
Brown Brothers Harriman			AUD	350	USD		258	03/20/19	3
Brown Brothers Harriman			CAD	298	USD		226	03/20/19	(1)
Brown Brothers Harriman			CHF	199	USD		202	03/20/19	1
Brown Brothers Harriman			EUR	1,011	USD		1,158	03/20/19	(3)
Brown Brothers Harriman			GBP	494	USD		632	03/20/19	(17)
Brown Brothers Harriman			HKD	1,087	USD		140	03/20/19	1
Brown Brothers Harriman			ILS	1,303	USD		354	02/22/19	(4)
Brown Brothers Harriman			JPY	112,513	USD		1,005	03/20/19	(33)
Brown Brothers Harriman			SEK	1,013	USD		114	03/20/19	1
Brown Brothers Harriman			SGD	43	USD		32	03/20/19	—
Citigroup			USD	582	NZD		859	02/22/19	11
Citigroup			AUD	350	USD		258	03/20/19	3
Citigroup			CAD	298	USD		226	03/20/19	(1)
Citigroup			CHF	199	USD		202	03/20/19	1
Citigroup			EUR	1,011	USD		1,159	03/20/19	(3)
Citigroup			GBP	1,024	USD		1,319	02/22/19	(25)

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	494	USD	631	03/20/19	(18)
Citigroup	HKD	1,087	USD	139	03/20/19	1
Citigroup	JPY	112,513	USD	1,004	03/20/19	(33)
Citigroup	SEK	1,013	USD	113	03/20/19	1
Citigroup	SGD	43	USD	32	03/20/19	—
Commonwealth Bank of Australia	USD	744	JPY	80,453	02/22/19	(4)
Commonwealth Bank of Australia	EUR	564	USD	645	02/22/19	(2)
Commonwealth Bank of Australia	NOK	3,021	USD	354	02/22/19	(4)
Royal Bank of Canada	AUD	350	USD	257	03/20/19	3
Royal Bank of Canada	CAD	298	USD	226	03/20/19	(1)
Royal Bank of Canada	CHF	199	USD	202	03/20/19	—
Royal Bank of Canada	EUR	1,011	USD	1,156	03/20/19	(5)
Royal Bank of Canada	GBP	494	USD	629	03/20/19	(20)
Royal Bank of Canada	HKD	1,087	USD	140	03/20/19	1
Royal Bank of Canada	JPY	112,513	USD	1,006	03/20/19	(32)
Royal Bank of Canada	SEK	1,013	USD	113	03/20/19	1
Royal Bank of Canada	SGD	43	USD	32	03/20/19	—
State Street	USD	583	AUD	813	02/22/19	8
State Street	CHF	924	USD	937	02/22/19	6
State Street	CNY	13,090	USD	1,906	03/20/19	(46)
State Street	KRW	1,132,010	USD	1,027	03/20/19	8
State Street	TWD	30,050	USD	988	03/20/19	6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(196)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,000	(1.000%)(2)	12/20/23	178	(55)	123
CDX NA High Yield Index	Bank of America	Sell	USD	1,960	5.000%(2)	12/20/23	64	55	119
CDX NA Investment Grade
Index	Bank of America	Sell	USD	4,000	1.000%(2)	12/20/23	71	(10)	61
Total Open Credit Indices Contracts (å)							313	(10)	303

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$205,229	$—	$—	$—	$205,229
Options Purchased	168	—	—	—	168
Short-Term Investments	—	—	—	299	299
Total Investments	205,397	—	—	299	205,696

Other Financial Instruments
Assets
Futures Contracts	534	—	—	—	534
Foreign Currency Exchange Contracts	—	56	—	—	56

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Credit Default Swap Contracts	—	303	—	—	303
Liabilities
Futures Contracts	(229)	—	—	—	(229)
Options Written	(168)	—	—	—	(168)
Foreign Currency Exchange Contracts	—	(252)	—	—	(252)
Total Other Financial Instruments*	$137	$107	$—	$—	$244

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 94.5%
Alternative - 5.8%
Commodity Strategies Fund Class Y		2,061,993	10,764
Global Infrastructure Fund Class Y		597,156	6,169
Global Real Estate Securities Fund Class Y		144,744	4,902
			21,835

Domestic Equities - 9.2%
Multifactor U. S. Equity Fund Class Y		489,842	5,819
Sustainable Equity Fund Class Y		4,407	214
U. S. Dynamic Equity Fund Class Y		124,785	821
U. S. Small Cap Equity Fund Class Y		1,044,085	27,501
			34,355

Fixed Income - 46.7%
Global Opportunistic Credit Fund Class Y		2,460,135	22,928
Investment Grade Bond Fund Class Y		2,089,542	43,630
Strategic Bond Fund Class Y		7,521,775	78,904
Unconstrained Total Return Fund Class Y		2,977,469	29,269
			174,731

International Equities - 18.8%
Emerging Markets Fund Class Y		1,263,003	23,252
Global Equity Fund Class Y		2,820,317	25,721
Multifactor International Equity Fund Class Y		2,326,323	21,263
			70,236

Multi-Asset - 14.0%
Multi-Strategy Income Fund Class Y		5,320,256	52,298

Total Investments in Affiliated Funds
(cost $339,107)			353,455

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Bank of America Jun 2019 2,527.47 Put (5,777)	USD	14,601 (ÿ)	293
Total Options Purchased
(cost $589)			293

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		445,333(8)	445
Total Short-Term Investments
(cost $445)			445

Total Investments 94.7%
(identified cost $340,141)			354,193

Other Assets and Liabilities, Net - 5.3%			20,013
Net Assets - 100.0%			374,206

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	26	EUR	2,699	02/19	136
Australian 10 Year Government Bond Futures	36	AUD	4,807	03/19	24
CAC40 Euro Index Futures	160	EUR	7,986	02/19	360
Canadian 10 Year Government Bond Futures	17	CAD	2,340	03/19	66
DAX Index Futures	23	EUR	6,414	03/19	219
Dow Jones U. S. Real Estate Index Futures	174	USD	5,735	03/19	230
EURO STOXX 50 Index Futures	153	EUR	4,823	03/19	166
FTSE/MIB Index Futures	18	EUR	1,773	03/19	107
Hang Seng Index Futures	2	HKD	2,806	02/19	6
IBEX 35 Index Futures	25	EUR	2,264	02/19	74
MSCI EAFE Index Futures	65	USD	5,941	03/19	269
MSCI Emerging Markets Index Futures	265	USD	14,106	03/19	902
MSCI Singapore Index Futures	34	SGD	1,219	02/19	(2)
OMXS30 Index Futures	119	SEK	18,046	02/19	71
S&P 500 E-Mini Index Futures	401	USD	54,224	03/19	3,082
S&P/TSX 60 Index Futures	10	CAD	1,856	03/19	78
TOPIX Index Futures	10	JPY	156,799	03/19	(6)
United States 10 Year Treasury Note Futures	56	USD	6,858	03/19	184
Short Positions
Euro-Bund Futures	25	EUR	4,142	03/19	(95)
FTSE 100 Index Futures	20	GBP	1,381	03/19	(46)
Japan 10 Year Government Bond Futures	2	JPY	305,379	03/19	—
Long Gilt Futures	17	GBP	2,100	03/19	(28)
NASDAQ 100 E-Mini Index Futures	87	USD	12,031	03/19	(511)
Russell 1000 E-Mini Index Futures	5	USD	375	03/19	(15)
Russell 2000 E-Mini Index Futures	281	USD	21,078	03/19	(1,291)
S&P 400 E-Mini Index Futures	3	USD	551	03/19	(30)
S&P 500 E-Mini Index Futures	220	USD	29,750	03/19	(1,566)
S&P Financial Select Sector Index Futures	107	USD	8,533	03/19	(585)
SPI 200 Index Futures	4	AUD	580	03/19	(16)
United States 10 Year Treasury Note Futures	16	USD	1,960	03/19	(53)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,730

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount	Date	$
S&P 500 Index	Bank of America	Put	5,777		2,527.47	USD	14,601	06/21/19	(293)
Total Liability for Options Written (premiums received $476)									(293)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought		Settlement Date	$
Brown Brothers Harriman			USD	211	AUD		286	03/20/19	(3)
Brown Brothers Harriman			USD	263	EUR		230	03/20/19	1
Brown Brothers Harriman			USD	208	MXN	4,315		03/20/19	16
Brown Brothers Harriman			CAD	7	USD		5	03/20/19	—
Brown Brothers Harriman			CHF	553	USD		560	03/20/19	2
Brown Brothers Harriman			GBP	1,081	USD	1,384		03/20/19	(37)
Brown Brothers Harriman			HKD	4,063	USD		521	03/20/19	3
Brown Brothers Harriman			ILS	2,279	USD		620	02/22/19	(8)
Brown Brothers Harriman			JPY	33,466	USD		299	03/20/19	(10)
Brown Brothers Harriman			SEK	1,384	USD		155	03/20/19	2
Brown Brothers Harriman			SGD	120	USD		88	03/20/19	(1)
Brown Brothers Harriman			ZAR	1,995	USD		144	03/20/19	(6)

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	1,018	NZD	1,501	02/22/19	20
Citigroup	GBP	1,790	USD	2,306	02/22/19	(44)
Commonwealth Bank of Australia	USD	1,300	JPY	140,675	02/22/19	(7)
Commonwealth Bank of Australia	EUR	986	USD	1,128	02/22/19	(3)
Commonwealth Bank of Australia	NOK	5,282	USD	619	02/22/19	(8)
Royal Bank of Canada	USD	210	AUD	286	03/20/19	(2)
Royal Bank of Canada	USD	263	EUR	230	03/20/19	1
Royal Bank of Canada	USD	207	MXN	4,315	03/20/19	17
Royal Bank of Canada	CAD	7	USD	5	03/20/19	—
Royal Bank of Canada	CHF	553	USD	560	03/20/19	1
Royal Bank of Canada	GBP	1,081	USD	1,378	03/20/19	(42)
Royal Bank of Canada	HKD	4,063	USD	522	03/20/19	3
Royal Bank of Canada	JPY	33,466	USD	299	03/20/19	(9)
Royal Bank of Canada	SEK	1,384	USD	155	03/20/19	1
Royal Bank of Canada	SGD	120	USD	88	03/20/19	(1)
Royal Bank of Canada	ZAR	1,995	USD	143	03/20/19	(7)
Standard Chartered	RUB	83,270	USD	1,237	03/20/19	(27)
Standard Chartered	TWD	125,440	USD	4,132	03/20/19	35
State Street	USD	1,020	AUD	1,422	02/22/19	14
State Street	CHF	1,616	USD	1,638	02/22/19	10
State Street	CNY	21,610	USD	3,147	03/20/19	(77)
State Street	INR	27,980	USD	392	03/20/19	—
State Street	KRW	6,606,860	USD	5,993	03/20/19	47
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(119)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Russell 1000 Index Total Return	Bank of America	USD	4,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	79	79
Short
S&P 500 Total Return Index	Bank of America	USD	38,662	3 Month LIBOR - 0.060%(2)	03/15/19	—	(3,933)	(3,933)
Total Open Total Return Swap Contracts (å)						—	(3,854)	(3,854)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	8,000	(1.000%)(2)	12/20/23	356	(109)	247

CDX NA High Yield Index	Bank of America	Purchase	USD	5,586	5.000%(2)	12/20/23	(368)	39	(329)
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	16,000	(1.000%)(2)	12/20/23	(282)	38	(244)
Total Open Credit Indices Contracts (å)							(294)	(32)	(326)

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$353,455	$—	$—	$—	$353,455
Options Purchased	293	—	—	—	293
Short-Term Investments	—	—	—	445	445
Total Investments	353,748	—	—	445	354,193

Other Financial Instruments
Assets
Futures Contracts	5,974	—	—	—	5,974
Foreign Currency Exchange Contracts	—	173	—	—	173
Total Return Swap Contracts	—	79	—	—	79
Credit Default Swap Contracts	—	247	—	—	247
Liabilities
Futures Contracts	(4,244)	—	—	—	(4,244)
Options Written	(293)	—	—	—	(293)
Foreign Currency Exchange Contracts	—	(292)	—	—	(292)
Total Return Swap Contracts	—	(3,933)	—	—	(3,933)
Credit Default Swap Contracts	—	(573)	—	—	(573)
Total Other Financial Instruments*	$1,437	$(4,299)	$—	$—	$(2,862)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments in Affiliated Funds - 93.9%
Alternative - 6.6%
Commodity Strategies Fund Class Y		9,603,974	50,133
Global Infrastructure Fund Class Y		2,884,542	29,797
Global Real Estate Securities Fund Class Y		759,309	25,718
			105,648

Domestic Equities - 9.4%
Multifactor U. S. Equity Fund Class Y		1,907,737	22,664
Sustainable Equity Fund Class Y		609,446	29,570
U. S. Dynamic Equity Fund Class Y		1,744,729	11,480
U. S. Small Cap Equity Fund Class Y		3,294,648	86,782
			150,496

Fixed Income - 32.4%
Global Opportunistic Credit Fund Class Y		6,531,253	60,871
Strategic Bond Fund Class Y		33,325,281	349,582
Unconstrained Total Return Fund Class Y		10,780,052	105,968
			516,421

International Equities - 37.8%
Emerging Markets Fund Class Y		6,760,995	124,470
Global Equity Fund Class Y		30,956,395	282,322
Multifactor International Equity Fund Class Y		21,486,275	196,385
			603,177

Multi-Asset - 7.7%
Multi-Strategy Income Fund Class Y		12,541,948	123,287

Total Investments in Affiliated Funds
(cost $1,443,946)			1,499,029

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Bank of America Jun 2019 2,527.47 Put (24,477)	USD	61,865 (ÿ)	1,242
Total Options Purchased
(cost $2,494)			1,242

Short-Term Investments - 0.2%
U. S. Cash Management Fund (@)		3,270,871(8)	3,272
Total Short-Term Investments
(cost $3,271)			3,272

Total Investments 94.2%
(identified cost $1,449,711)			1,503,543

Other Assets and Liabilities, Net - 5.8%			93,068
Net Assets - 100.0%			1,596,611

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	134	EUR	13,908	02/19	698
Australian 10 Year Government Bond Futures	310	AUD	41,391	03/19	208
CAC40 Euro Index Futures	808	EUR	40,327	02/19	1,816
Canadian 10 Year Government Bond Futures	141	CAD	19,407	03/19	541
DAX Index Futures	119	EUR	33,183	03/19	1,130
Dow Jones U. S. Real Estate Index Futures	1,061	USD	34,971	03/19	1,404
EURO STOXX 50 Index Futures	772	EUR	24,333	03/19	840
FTSE/MIB Index Futures	94	EUR	9,259	03/19	557
IBEX 35 Index Futures	128	EUR	11,590	02/19	378
MSCI Emerging Markets Index Futures	351	USD	18,684	03/19	1,483
OMXS30 Index Futures	598	SEK	90,687	02/19	359
S&P 500 E-Mini Index Futures	1,196	USD	161,729	03/19	11,861
TOPIX Index Futures	147	JPY	2,304,960	03/19	(89)
United States 5 Year Treasury Note Futures	117	USD	13,439	03/19	249
United States 10 Year Treasury Note Futures	466	USD	57,070	03/19	1,541
Short Positions
Euro-Bund Futures	208	EUR	34,459	03/19	(805)
FTSE 100 Index Futures	267	GBP	18,430	03/19	(616)
Hang Seng Index Futures	15	HKD	21,041	02/19	(50)
Japan 10 Year Government Bond Futures	11	JPY	1,679,590	03/19	(2)
Long Gilt Futures	193	GBP	23,841	03/19	(335)
MSCI Singapore Index Futures	20	SGD	717	02/19	1
NASDAQ 100 E-Mini Index Futures	532	USD	73,573	03/19	(3,116)
Russell 1000 E-Mini Index Futures	39	USD	2,923	03/19	(118)
S&P 400 E-Mini Index Futures	20	USD	3,672	03/19	(201)
S&P Financial Select Sector Index Futures	295	USD	23,526	03/19	(1,612)
S&P/TSX 60 Index Futures	29	CAD	5,381	03/19	(215)
SPI 200 Index Futures	169	AUD	24,522	03/19	(671)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					15,236

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration		Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Bank of America	Put	24,477	2,527.47	USD	61,865		06/21/19	(1,242)
Total Liability for Options Written (premiums received $2,016)									(1,242)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
								Appreciation
			Amount	Amount			Settlement	(Depreciation)
Counterparty			Sold			Bought	Date		$
Bank of America		USD	11,145	JPY		1,205,775	02/22/19		(59)
Brown Brothers Harriman		AUD	6,736	USD		4,966	03/20/19		66
Brown Brothers Harriman		CAD	2,821	USD		2,143	03/20/19		(6)
Brown Brothers Harriman		EUR	7,746	USD		8,873	03/20/19		(27)
Brown Brothers Harriman		GBP	4,221	USD		5,405	03/20/19		(144)
Brown Brothers Harriman		ILS	19,530	USD		5,313	02/22/19		(65)
Brown Brothers Harriman		JPY	321,651	USD		2,872	03/20/19		(92)
Citigroup		USD	8,726	NZD		12,868	02/22/19		172
Citigroup		AUD	6,736	USD		4,964	03/20/19		65
Citigroup		BRL	40,640	USD		10,539	03/20/19		(571)
Citigroup		CAD	2,821	USD		2,140	03/20/19		(10)
Citigroup		EUR	7,746	USD		8,874	03/20/19		(26)

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount	Settlement	(Depreciation)
Counterparty		Sold		Bought	Date	$
Citigroup	GBP	15,344	USD	19,767	02/22/19	(377)
Citigroup	GBP	4,221	USD	5,395	03/20/19	(154)
Citigroup	JPY	321,651	USD	2,871	03/20/19	(93)
Commonwealth Bank of Australia	AUD	6,736	USD	4,971	03/20/19	72
Commonwealth Bank of Australia	CAD	2,821	USD	2,140	03/20/19	(9)
Commonwealth Bank of Australia	EUR	8,455	USD	9,664	02/22/19	(28)
Commonwealth Bank of Australia	EUR	7,746	USD	8,905	03/20/19	6
Commonwealth Bank of Australia	GBP	4,221	USD	5,411	03/20/19	(137)
Commonwealth Bank of Australia	JPY	321,651	USD	2,877	03/20/19	(87)
Commonwealth Bank of Australia	NOK	45,274	USD	5,305	02/22/19	(68)
Royal Bank of Canada	AUD	6,736	USD	4,954	03/20/19	54
Royal Bank of Canada	CAD	2,821	USD	2,139	03/20/19	(10)
Royal Bank of Canada	EUR	7,746	USD	8,858	03/20/19	(42)
Royal Bank of Canada	GBP	4,221	USD	5,381	03/20/19	(167)
Royal Bank of Canada	JPY	321,651	USD	2,875	03/20/19	(88)
Standard Chartered	RUB	502,590	USD	7,464	03/20/19	(165)
Standard Chartered	TWD	611,760	USD	20,150	03/20/19	172
State Street	USD	8,744	AUD	12,185	02/22/19	116
State Street	USD	1,351	CHF	1,333	03/20/19	(5)
State Street	USD	2,124	MXN	44,160	03/20/19	170
State Street	USD	4,690	NOK	39,620	03/20/19	17
State Street	CHF	13,850	USD	14,041	02/22/19	90
State Street	CNY	131,070	USD	19,089	03/20/19	(464)
State Street	HKD	50,266	USD	6,454	03/20/19	36
State Street	INR	311,930	USD	4,371	03/20/19	(1)
State Street	KRW	43,994,090	USD	39,908	03/20/19	312
State Street	SEK	19,541	USD	2,192	03/20/19	24
State Street	SGD	7,834	USD	5,757	03/20/19	(68)
State Street	TRY	14,100	USD	2,466	03/20/19	(193)
State Street	ZAR	37,840	USD	2,723	03/20/19	(115)
UBS	AUD	6,736	USD	4,968	03/20/19	68
UBS	CAD	2,821	USD	2,140	03/20/19	(9)
UBS	EUR	7,746	USD	8,900	03/20/19	1
UBS	GBP	4,221	USD	5,409	03/20/19	(139)
UBS	JPY	321,651	USD	2,875	03/20/19	(89)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(2,067)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Russell 1000 Index Total Return	Bank of America	USD	25,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	494	494
Short
S&P 500 Total Return Index	Bank of America	USD	259,874	3 Month LIBOR - 0.060%(4)	03/15/19	—	(26,437)	(26,437)
Total Open Total Return Swap Contracts (å)					—	(25,943)	(25,943)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	25,700	(1.000%)(2)	12/20/23	1,143	(350)	793

CDX NA High Yield Index	Bank of America	Sell	USD	30,478	5.000%(2)	12/20/23	997	847	1,844
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	40,500	(1.000%)(2)	12/20/23	(714)	95	(619)
Total Open Credit Indices Contracts (å)							1,426	592	2,018

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$1,499,029	$—	$—	$—	$1,499,029
Options Purchased	1,242	—	—	—	1,242
Short-Term Investments	—	—	—	3,272	3,272
Total Investments	1,500,271	—	—	3,272	1,503,543

Other Financial Instruments
Assets
Futures Contracts	23,066	—	—	—	23,066
Foreign Currency Exchange Contracts	—	1,441	—	—	1,441
Total Return Swap Contracts	—	494	—	—	494
Credit Default Swap Contracts	—	2,637	—	—	2,637
Liabilities
Futures Contracts	(7,830)	—	—	—	(7,830)
Options Written	(1,242)	—	—	—	(1,242)
Foreign Currency Exchange Contracts	—	(3,508)	—	—	(3,508)
Total Return Swap Contracts	—	(26,437)	—	—	(26,437)
Credit Default Swap Contracts	—	(619)	—	—	(619)
Total Other Financial Instruments*	$13,994	$(25,992)	$—	$—	$(11,998)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments in Affiliated Funds - 92.9%
Alternative - 7.3%
Commodity Strategies Fund Class Y		6,273,005	32,746
Global Infrastructure Fund Class Y		1,992,391	20,581
Global Real Estate Securities Fund Class Y		897,588	30,401
			83,728

Domestic Equities - 27.7%
Multifactor U. S. Equity Fund Class Y		8,392,965	99,708
Sustainable Equity Fund Class Y		1,104,218	53,577
U. S. Dynamic Equity Fund Class Y		5,982,596	39,372
U. S. Small Cap Equity Fund Class Y		4,842,113	127,541
			320,198

Fixed Income - 16.3%
Global Opportunistic Credit Fund Class Y		1,385,342	12,911
Strategic Bond Fund Class Y		5,113,051	53,636
Unconstrained Total Return Fund Class Y		12,373,832	121,635
			188,182

International Equities - 41.6%
Emerging Markets Fund Class Y		4,922,207	90,618
Global Equity Fund Class Y		21,669,856	197,630
Multifactor International Equity Fund Class Y		21,050,199	192,398
			480,646

Total Investments in Affiliated Funds
(cost $1,049,059)			1,072,754

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Bank of America Jun 2019 2,527.47 Put (17,322)	USD	43,781 (ÿ)	879
Total Options Purchased
(cost $1,765)			879

Short-Term Investments - 0.2%
U. S. Cash Management Fund (@)		2,335,675(8)	2,336
Total Short-Term Investments
(cost $2,336)			2,336

Total Investments 93.2%
(identified cost $1,053,160)			1,075,969

Other Assets and Liabilities, Net - 6.8%			78,691
Net Assets - 100.0%			1,154,660

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	82	EUR	8,511	02/19	427
Australian 10 Year Government Bond Futures	204	AUD	27,238	03/19	141
CAC40 Euro Index Futures	496	EUR	24,755	02/19	1,115
Canadian 10 Year Government Bond Futures	93	CAD	12,801	03/19	357
DAX Index Futures	75	EUR	20,914	03/19	712
Dow Jones U. S. Real Estate Index Futures	586	USD	19,315	03/19	775
EURO STOXX 50 Index Futures	466	EUR	14,688	03/19	507
FTSE/MIB Index Futures	58	EUR	5,713	03/19	344
IBEX 35 Index Futures	80	EUR	7,244	02/19	236
MSCI EAFE Index Futures	106	USD	9,689	03/19	439
MSCI Emerging Markets Index Futures	493	USD	26,242	03/19	2,083
OMXS30 Index Futures	359	SEK	54,442	02/19	215
S&P 500 E-Mini Index Futures	753	USD	101,824	03/19	6,160
TOPIX Index Futures	78	JPY	1,223,040	03/19	(47)
United States 5 Year Treasury Note Futures	1,722	USD	197,788	03/19	3,664
United States 10 Year Treasury Note Futures	307	USD	37,598	03/19	1,018
Short Positions
Euro-Bund Futures	137	EUR	22,697	03/19	(530)
FTSE 100 Index Futures	264	GBP	18,223	03/19	(609)
Hang Seng Index Futures	15	HKD	21,041	02/19	(50)
Japan 10 Year Government Bond Futures	7	JPY	1,068,829	03/19	(1)
Long Gilt Futures	130	GBP	16,059	03/19	(222)
MSCI Singapore Index Futures	64	SGD	2,294	02/19	3
NASDAQ 100 E-Mini Index Futures	368	USD	50,893	03/19	(2,156)
Russell 1000 E-Mini Index Futures	54	USD	4,048	03/19	(164)
Russell 2000 E-Mini Index Futures	410	USD	30,754	03/19	(1,883)
S&P 400 E-Mini Index Futures	30	USD	5,508	03/19	(301)
S&P Financial Select Sector Index Futures	95	USD	7,576	03/19	(519)
S&P/TSX 60 Index Futures	26	CAD	4,825	03/19	(192)
SPI 200 Index Futures	141	AUD	20,459	03/19	(560)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					10,962

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount	Date	$
S&P 500 Index	Bank of America	Put	17,322		2,527.47	USD	43,781	06/21/19	(879)
Total Liability for Options Written (premiums received $1,427)									(879)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount				Amount		(Depreciation)
Counterparty			Sold				Bought	Settlement Date	$
Brown Brothers Harriman			AUD	4,555	USD		3,358	03/20/19	44
Brown Brothers Harriman			CAD	2,732	USD		2,075	03/20/19	(6)
Brown Brothers Harriman			CHF	1,415	USD		1,433	03/20/19	4
Brown Brothers Harriman			EUR	7,569	USD		8,671	03/20/19	(26)
Brown Brothers Harriman			GBP	5,254	USD		6,727	03/20/19	(179)
Brown Brothers Harriman			ILS	13,332	USD		3,627	02/22/19	(45)
Brown Brothers Harriman			JPY	338,199	USD		3,020	03/20/19	(96)
Citigroup			USD	5,957	NZD		8,784	02/22/19	117
Citigroup			AUD	4,555	USD		3,357	03/20/19	44
Citigroup			CAD	2,732	USD		2,072	03/20/19	(9)
Citigroup			CHF	1,415	USD		1,433	03/20/19	4
Citigroup			EUR	7,569	USD		8,671	03/20/19	(25)
Citigroup			GBP	10,474	USD		13,493	02/22/19	(257)

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	5,254	USD	6,715	03/20/19	(191)
Citigroup	JPY	338,199	USD	3,019	03/20/19	(97)
Commonwealth Bank of Australia	USD	7,608	JPY	823,103	02/22/19	(40)
Commonwealth Bank of Australia	AUD	4,555	USD	3,362	03/20/19	48
Commonwealth Bank of Australia	CAD	2,732	USD	2,073	03/20/19	(9)
Commonwealth Bank of Australia	CHF	1,415	USD	1,436	03/20/19	7
Commonwealth Bank of Australia	EUR	5,772	USD	6,597	02/22/19	(19)
Commonwealth Bank of Australia	EUR	7,569	USD	8,702	03/20/19	6
Commonwealth Bank of Australia	GBP	5,254	USD	6,736	03/20/19	(171)
Commonwealth Bank of Australia	JPY	338,199	USD	3,025	03/20/19	(91)
Commonwealth Bank of Australia	NOK	30,905	USD	3,621	02/22/19	(46)
Royal Bank of Canada	AUD	4,555	USD	3,350	03/20/19	36
Royal Bank of Canada	CAD	2,732	USD	2,072	03/20/19	(10)
Royal Bank of Canada	CHF	1,415	USD	1,432	03/20/19	3
Royal Bank of Canada	EUR	7,569	USD	8,656	03/20/19	(41)
Royal Bank of Canada	GBP	5,254	USD	6,698	03/20/19	(208)
Royal Bank of Canada	JPY	338,199	USD	3,023	03/20/19	(93)
Standard Chartered	RUB	303,330	USD	4,505	03/20/19	(100)
Standard Chartered	TWD	501,900	USD	16,531	03/20/19	142
State Street	USD	5,969	AUD	8,318	02/22/19	79
State Street	CHF	9,454	USD	9,585	02/22/19	61
State Street	CNY	85,360	USD	12,432	03/20/19	(302)
State Street	HKD	24,776	USD	3,181	03/20/19	18
State Street	KRW	27,737,920	USD	25,162	03/20/19	197
State Street	MXN	7,760	USD	373	03/20/19	(30)
State Street	SEK	12,251	USD	1,374	03/20/19	15
State Street	SGD	1,346	USD	989	03/20/19	(12)
State Street	ZAR	8,880	USD	639	03/20/19	(27)
UBS	AUD	4,555	USD	3,360	03/20/19	46
UBS	CAD	2,732	USD	2,073	03/20/19	(8)
UBS	CHF	1,415	USD	1,436	03/20/19	7
UBS	EUR	7,569	USD	8,697	03/20/19	1
UBS	GBP	5,254	USD	6,733	03/20/19	(174)
UBS	JPY	338,199	USD	3,023	03/20/19	(93)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(1,526)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Russell 1000 Index Total Return	Bank of America	USD	24,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	474	474
Short
S&P 500 Total Return Index	Bank of America	USD	205,747	3 Month LIBOR - 0.060%(4)	03/15/19	—	(20,930)	(20,930)
Total Open Total Return Swap Contracts (å)						—	(20,456)	(20,456)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Bank of America	Purchase	USD	16,562	(5.000%)(2)	12/20/23	(1,085)	110	(975)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA Investment Grade
Index	Bank of America	Sell	USD	23,400	1.000%(2)	12/20/23	415	(57)	358
Total Open Credit Indices Contracts (å)							(670)	53	(617)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$1,072,754	$—	$—	$—	$1,072,754
Options Purchased	879	—	—	—	879
Short-Term Investments	—	—	—	2,336	2,336
Total Investments	1,073,633	—	—	2,336	1,075,969

Other Financial Instruments
Assets
Futures Contracts	18,196	—	—	—	18,196
Foreign Currency Exchange Contracts	—	879	—	—	879
Total Return Swap Contracts	—	474	—	—	474
Credit Default Swap Contracts	—	358	—	—	358
Liabilities
Futures Contracts	(7,234)	—	—	—	(7,234)
Options Written	(879)	—	—	—	(879)
Foreign Currency Exchange Contracts	—	(2,405)	—	—	(2,405)
Total Return Swap Contracts	—	(20,930)	—	—	(20,930)
Credit Default Swap Contracts	—	(975)	—	—	(975)
Total Other Financial Instruments*	$10,083	$(22,599)	$—	$—	$(12,516)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
		Shares	$
Investments in Affiliated Funds - 95.5%
Alternative - 6.3%
Commodity Strategies Fund Class Y		2,843,000	14,840
Global Infrastructure Fund Class Y		1,060,367	10,954
Global Real Estate Securities Fund Class Y		203,056	6,878
			32,672

Domestic Equities - 32.1%
Multifactor U. S. Equity Fund Class Y		2,465,889	29,295
Sustainable Equity Fund Class Y		750,563	36,417
U. S. Dynamic Equity Fund Class Y		4,114,310	27,072
U. S. Small Cap Equity Fund Class Y		2,797,486	73,686
			166,470

Fixed Income - 8.1%
Global Opportunistic Credit Fund Class Y		434,285	4,048
Unconstrained Total Return Fund Class Y		3,864,688	37,989
			42,037

International Equities - 49.0%
Emerging Markets Fund Class Y		3,026,319	55,715
Global Equity Fund Class Y		11,779,296	107,426
Multifactor International Equity Fund Class Y		9,911,876	90,595
			253,736

Total Investments in Affiliated Funds
(cost $522,876)			494,915

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Bank of America Jun 2019 2,527.47 Put (7,704)	USD	19,472 (ÿ)	391
Total Options Purchased
(cost $785)			391

Short-Term Investments - 0.3%
U. S. Cash Management Fund(@)		1,490,857(8)	1,491
Total Short-Term Investments
(cost $1,491)			1,491

Total Investments 95.9%
(identified cost $525,152)			496,797

Other Assets and Liabilities, Net - 4.1%			21,421
Net Assets - 100.0%			518,218

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 19

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	53	EUR	5,501	02/19	276
Australian 10 Year Government Bond Futures	134	AUD	17,892	03/19	95
CAC40 Euro Index Futures	324	EUR	16,171	02/19	727
Canadian 10 Year Government Bond Futures	61	CAD	8,396	03/19	234
DAX Index Futures	47	EUR	13,106	03/19	447
Dow Jones U. S. Real Estate Index Futures	541	USD	17,831	03/19	716
EURO STOXX 50 Index Futures	308	EUR	9,708	03/19	335
FTSE/MIB Index Futures	37	EUR	3,645	03/19	219
IBEX 35 Index Futures	51	EUR	4,618	02/19	151
MSCI EAFE Index Futures	74	USD	6,764	03/19	307
MSCI Emerging Markets Index Futures	61	USD	3,247	03/19	267
OMXS30 Index Futures	237	SEK	35,941	02/19	142
Russell 1000 E-Mini Index Futures	1	USD	75	03/19	3
S&P 500 E-Mini Index Futures	183	USD	24,746	03/19	826
TOPIX Index Futures	71	JPY	1,113,279	03/19	(43)
United States 5 Year Treasury Note Futures	195	USD	22,398	03/19	415
United States 10 Year Treasury Note Futures	201	USD	24,616	03/19	672
Short Positions
Euro-Bund Futures	90	EUR	14,910	03/19	(344)
FTSE 100 Index Futures	117	GBP	8,076	03/19	(270)
Hang Seng Index Futures	7	HKD	9,819	02/19	(23)
Japan 10 Year Government Bond Futures	5	JPY	763,451	03/19	(1)
Long Gilt Futures	82	GBP	10,129	03/19	(141)
MSCI Singapore Index Futures	13	SGD	466	02/19	1
NASDAQ 100 E-Mini Index Futures	174	USD	24,063	03/19	(1,018)
Russell 2000 E-Mini Index Futures	295	USD	22,128	03/19	(1,355)
S&P Financial Select Sector Index Futures	95	USD	7,576	03/19	(519)
S&P/TSX 60 Index Futures	4	CAD	742	03/19	(32)
SPI 200 Index Futures	81	AUD	11,753	03/19	(321)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,766

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount	Date	$
S&P 500 Index	Bank of America	Put	7,704		2,527.47	USD	19,472	06/21/19	(391)
Total Liability for Options Written (premiums received $999)									(391)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount				Amount		(Depreciation)
Counterparty			Sold				Bought	Settlement Date	$
Brown Brothers Harriman			AUD	2,113	USD		1,558	03/20/19	21
Brown Brothers Harriman			CHF	1,088	USD		1,102	03/20/19	3
Brown Brothers Harriman			EUR	3,178	USD		3,640	03/20/19	(11)
Brown Brothers Harriman			GBP	1,428	USD		1,829	03/20/19	(49)
Brown Brothers Harriman			ILS	9,339	USD		2,541	02/22/19	(31)
Citigroup			USD	4,173	NZD		6,153	02/22/19	82
Citigroup			AUD	2,113	USD		1,557	03/20/19	20
Citigroup			BRL	13,060	USD		3,387	03/20/19	(183)
Citigroup			CHF	1,088	USD		1,102	03/20/19	3
Citigroup			EUR	3,178	USD		3,640	03/20/19	(11)
Citigroup			GBP	7,338	USD		9,453	02/22/19	(180)
Citigroup			GBP	1,428	USD		1,825	03/20/19	(52)
Commonwealth Bank of Australia			USD	5,329	JPY		576,612	02/22/19	(28)
Commonwealth Bank of Australia			EUR	4,043	USD		4,622	02/22/19	(13)

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	NOK	21,650	USD	2,537	02/22/19	(33)
Royal Bank of Canada	AUD	2,113	USD	1,554	03/20/19	17
Royal Bank of Canada	CHF	1,088	USD	1,101	03/20/19	2
Royal Bank of Canada	EUR	3,178	USD	3,634	03/20/19	(17)
Royal Bank of Canada	GBP	1,428	USD	1,821	03/20/19	(57)
Standard Chartered	RUB	192,690	USD	2,862	03/20/19	(63)
Standard Chartered	TWD	295,740	USD	9,741	03/20/19	83
State Street	USD	4,181	AUD	5,827	02/22/19	55
State Street	USD	356	CAD	469	03/20/19	1
State Street	USD	136	MXN	2,820	03/20/19	11
State Street	USD	282	ZAR	3,920	03/20/19	12
State Street	CHF	6,623	USD	6,714	02/22/19	43
State Street	CNY	69,150	USD	10,071	03/20/19	(244)
State Street	HKD	13,193	USD	1,694	03/20/19	9
State Street	INR	80,120	USD	1,123	03/20/19	—
State Street	JPY	191,568	USD	1,712	03/20/19	(53)
State Street	KRW	14,897,240	USD	13,514	03/20/19	105
State Street	SEK	4,647	USD	521	03/20/19	6
State Street	SGD	693	USD	509	03/20/19	(6)
UBS	AUD	2,113	USD	1,559	03/20/19	21
UBS	CHF	1,088	USD	1,104	03/20/19	5
UBS	EUR	3,178	USD	3,651	03/20/19	—
UBS	GBP	1,428	USD	1,830	03/20/19	(46)
Westpac	AUD	2,113	USD	1,558	03/20/19	20
Westpac	CHF	1,088	USD	1,103	03/20/19	4
Westpac	EUR	3,178	USD	3,643	03/20/19	(8)
Westpac	GBP	1,428	USD	1,830	03/20/19	(48)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(610)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Russell 1000 Index Total Return	Bank of America	USD	11,000	3 Month LIBOR + 0.100%(2)	05/21/19	—	217	217
Short
S&P 500 Total Return Index	Bank of America	USD	62,951	3 Month LIBOR - 0.060%(4)	03/15/19	—	(6,404)	(6,404)
Total Open Total Return Swap Contracts (å)						—	(6,187)	(6,187)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	1,000	1.000%(2)	12/20/23	(45)	15	(30)
CDX NA High Yield Index	Bank of America	Purchase	USD	4,900	(5.000%)(2)	12/20/23	(327)	39	(288)
Total Open Credit Indices Contracts (å)							(372)	54	(318)

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 21

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$494,915	$—	$—	$—	$494,915
Options Purchased	391	—	—	—	391
Short-Term Investments	—	—	—	1,491	1,491
Total Investments	495,306	—	—	1,491	496,797

Other Financial Instruments
Assets
Futures Contracts	5,833	—	—	—	5,833
Foreign Currency Exchange Contracts	—	523	—	—	523
Total Return Swap Contracts	—	217	—	—	217
Liabilities
Futures Contracts	(4,067)	—	—	—	(4,067)
Options Written	(391)	—	—	—	(391)
Foreign Currency Exchange Contracts	—	(1,133)	—	—	(1,133)
Total Return Swap Contracts	—	(6,404)	—	—	(6,404)
Credit Default Swap Contracts	—	(318)	—	—	(318)
Total Other Financial Instruments*	$1,375	$(7,115)	$—	$—	$(5,740)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2019, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22 Equity Growth Strategy Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — January 31, 2019 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR - London Interbank Offered Rate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 23

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — January 31, 2019 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment
Management, LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds.
The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, alternative and multi-asset asset classes effective on March 1, 2018. As of January 31, 2019, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short
Duration Bond Funds. The multi-asset Underlying Fund in which the Funds may invest is the Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global
Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time
(1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, alternative and multi-asset asset classes effective March 1, 2018.

			Asset Allocation*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund.

24 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of

Notes to Quarterly Report 25

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended January 31, 2019, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

26 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received

Notes to Quarterly Report 27

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended January 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.
pla
As of January 31, 2019, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:

	Cash Collateral for Forwards	Due to Broker
Balanced Strategy Fund	$530,000	$—
Growth Strategy Fund	$—	$2,550,000
Equity Growth Strategy Fund	$2,520,000	$—

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to

28 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended January 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

As of January 31, 2019, the Funds had cash collateral balances in connection with option contracts purchased/sold as follows:

Cash Collateral for Options
Moderate Strategy Fund	$1,170,188
Growth Strategy Fund	$5,122,176
Equity Growth Strategy Fund	$1,700,000

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

As of January 31, 2019, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$400,000
Moderate Strategy Fund	$1,800,000
Balanced Strategy Fund	$12,000,000
Growth Strategy Fund	$14,700,000
Equity Growth Strategy Fund	$6,400,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted

Notes to Quarterly Report 29

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Conservative Strategy Fund	$25,871,492	$—
Moderate Strategy Fund	$110,021,481	$—
Balanced Strategy Fund	$213,598,229	$—
Growth Strategy Fund	$230,158,065	$—
Equity Growth Strategy Fund	$107,190,507	$1,190,000

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

30 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

Notes to Quarterly Report 31

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2019.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

32 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the
“Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying
Funds'exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2019, the Funds had invested $7,842,931 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At January 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund
Cost of Investments	$204,135,557	$346,970,288
Unrealized Appreciation	$3,734,613	$10,067,618
Unrealized Depreciation	(1,500,462)	(5,231,529)
Net Unrealized Appreciation (Depreciation)	$2,234,151	$4,836,089
	Balanced Strategy Fund	Growth Strategy Fund
Cost of Investments	$1,471,283,625	$1,060,388,776
Unrealized Appreciation	$64,371,719	$35,068,843
Unrealized Depreciation	(42,093,728)	(30,577,400)
Net Unrealized Appreciation (Depreciation)	$22,277,991	$4,491,443

Notes to Quarterly Report 33

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2019 (Unaudited)

Equity Growth Strategy Fund
Cost of Investments	$525,863,154
Unrealized Appreciation	$23,590,673
Unrealized Depreciation	(57,397,167)
Net Unrealized Appreciation (Depreciation)	$(33,806,494)

5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.

34 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2019 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787-7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and (iv)
the Funds' Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and
Advocacy (formerly, the Public Reference room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 35

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: March 27, 2019